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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number: 811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

                                    [GRAPHIC]


         Annual Report
         December 31, 2002






         [GRAPHIC]//SM//

         PROFUNDS/SM/

BULLISH INDEX PROFUNDS
   Bull
   Mid-Cap
   Small-Cap
   OTC
   Europe 30

   Large-Cap Value
   Large-Cap Growth
   Mid-Cap Value
   Mid-Cap Growth
   Small-Cap Value
   Small-Cap Growth

   U.S. Government Plus
   UltraBull
   UltraDow 30
   UltraMid-Cap
   UltraSmall-Cap
   UltraOTC
   UltraJapan

BEARISH PROFUNDS
   Bear
   Short Small-Cap
   Short OTC
   Rising Rates Opportunity
   UltraBear
   UltraShort OTC

ULTRASECTOR PROFUNDS
   Banks
   Basic Materials
   Biotechnology
   Energy
   Financial
   Healthcare
   Internet
   Pharmaceuticals
   Precious Metals
   Real Estate
   Semiconductor
   Technology
   Telecommunications
   Utilities
   Wireless Communications

MONEY MARKET PROFUND

                               Table of Contents

--------------------------------------------------------------------------------

         Management Discussion and Analysis........................   1

         Schedule of Portfolio Investments and Financial Statements
             Bull ProFund..........................................   5
             Mid-Cap ProFund.......................................  15
             Small-Cap ProFund.....................................  25
             OTC ProFund...........................................  49
             Europe 30 ProFund.....................................  56
             Large-Cap Value ProFund...............................  62
             Large-Cap Growth ProFund..............................  70
             Mid-Cap Value ProFund.................................  76
             Mid-Cap Growth ProFund................................  84
             Small-Cap Value ProFund...............................  91
             Small-Cap Growth ProFund.............................. 100
             U.S. Government Plus ProFund.......................... 108
             UltraBull ProFund..................................... 113
             UltraDow 30 ProFund................................... 124
             UltraMid-Cap ProFund.................................. 129
             UltraSmall-Cap ProFund................................ 139
             UltraOTC ProFund...................................... 162
             UltraJapan ProFund.................................... 169
             Bear ProFund.......................................... 175
             Short Small-Cap ProFund............................... 181
             Short OTC ProFund..................................... 186
             Rising Rates Opportunity ProFund...................... 191
             UltraBear ProFund..................................... 196
             UltraShort OTC ProFund................................ 202
             Banks UltraSector ProFund............................. 208
             Basic Materials UltraSector ProFund................... 215
             Biotechnology UltraSector ProFund..................... 221
             Energy UltraSector ProFund............................ 227
             Financial UltraSector ProFund......................... 233
             Healthcare UltraSector ProFund........................ 240
             Internet UltraSector ProFund.......................... 247
             Pharmaceuticals UltraSector ProFund................... 253
             Precious Metals UltraSector ProFund................... 259
             Real Estate UltraSector ProFund....................... 264
             Semiconductor UltraSector ProFund..................... 270
             Technology UltraSector ProFund........................ 276
             Telecommunications UltraSector ProFund................ 283
             Utilities UltraSector ProFund......................... 289
             Wireless Communications UltraSector ProFund........... 295
             Money Market ProFund.................................. 301

         Notes to Financial Statements............................. 306
         Report of Independent Accountants......................... 319
         Trustees and Officers of ProFunds......................... 320
         Cash Management Portfolio
             Schedule of Portfolio Investments..................... 322
             Statement of Assets and Liabilities................... 325
             Statement of Operations............................... 325
             Statement of Changes in Net Assets.................... 326
             Financial Highlights.................................. 327
             Notes to Financial Statement Statements............... 328
             Report of Independent Accountants..................... 330

--------------------------------------------------------------------------------

PROFUNDS
                      Management Discussion and Analysis

Investment Strategies and Techniques:

In seeking to achieve a ProFund's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, ProFund Advisors LLC uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark./1/ ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds do not take temporary defensive positions. The ProFunds do not seek to provide performance results that correlate with their benchmarks over a period of time other than daily.

Factors that materially affected each ProFund's performance during the most recently completed fiscal year:

The primary factors affecting the performance of each ProFund include; the cumulative effect of the daily performance of each ProFund's benchmark index, the leverage employed by a ProFund, and whether the ProFund is designed to have direct correlation or inverse correlation to its benchmark index or security. Other factors include but are not limited to dividends, fees, expenses, transaction costs, and short-term interest rates.

   . Benchmark Index Performance: As index based funds, the performance of each ProFund's benchmark index or security is the principal driving factor of performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds, indices do not actually hold a portfolio of securities, and therefore do not incur the same fees, expenses, and transaction costs incurred by the ProFunds. These items negatively impact the performance of the ProFunds. Past performance is no guarantee of future results. See below for factors affecting each of the ProFunds benchmark indices. Performance for each individual ProFund will differ from the benchmark numbers below. Each ProFund's performance is listed in the annual report and is compared with the applicable performance numbers listed below.
   . Leverage and Correlation: Each of the ProFunds is benchmarked to a positive or negative multiple of the benchmark index's or security's daily return as described later in this report. The performance of ProFunds that have a daily investment objective that is greater than 100% of the daily performance of the benchmark index or security (U.S. Government Plus, UltraBull, UltraDow 30, UltraMid-Cap, UltraSmall-Cap, UltraOTC, UltraJapan, and all UltraSector ProFunds) were impacted proportionally more by the daily performance of the benchmark index or security and by the factors affecting that index or security. ProFunds that are designed to have an inverse (negative) daily correlation to the benchmark index or security (Bear, Short Small-Cap, Short OTC, Rising Rates Opportunity, UltraBear, and UltraShort OTC) were inversely affected by the daily performance of the index or security and the factors affecting that index or security on a daily basis. Certain of these inverse or bearish funds are also leveraged (Rising Rates Opportunity, UltraBear, and UltraShort
     OTC). For these funds, the inverse effect discussed above is amplified proportionally.

Benchmark Index Performance:

ProFunds Domestic Benchmark Equity Indices:

The primary factors affecting ProFunds domestic benchmark equity indices include continued economic malaise, corporate scandals, declining investor confidence, geopolitical concerns, and U.S. budget woes. The widely expected economic rebound failed to materialize in 2002, resulting in continued poor operating conditions for U.S. businesses. After a strong first quarter, the U.S. economy again stalled, as evidenced by weak consumer demand and a declining employment picture.

A number of high profile corporate scandals rocked the equity markets during the year. Enron, WorldCom, Tyco and Adelphia, among others, dominated the business pages with alleged corporate abuses ranging from accounting misdeeds to high level executive fraud.

In addition to these scandals, the financial sector experienced its own round of significant legal and governance issues. Citibank, Merrill Lynch and JPMorgan Chase, among others, were embroiled in controversies surrounding the independence of research analysts, allocation of shares of initial public offerings, and insider trading. The aggregation of these scandals triggered a significant crisis in investor confidence in the U.S. equity markets.

Mounting conflicts in the Middle East and Korea also weighed heavily on the equity markets in 2002. The potential for war with Iraq and a widening chasm between the U.S. and key NATO allies on the Iraq issue increased fear in the markets and caused investors to move from equities to other investment alternatives.

------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. For example, UltraOTC ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index(R).

Finally, the U.S. fiscal picture worsened as federal deficit projections grew. Government revenues increased at a slower than expected pace, while defense spending increased substantially.

The Dow Jones Industrial Average/SM/ declined -14.09% during the period of June 3, 2002 through December 31, 2002 due to poor market conditions for U.S. large-cap equities. Aggregate returns for the index were driven largely by systemic factors affecting the U.S. equity markets. Among the hardest hit of the Dow constituents during this period were Alcoa, Disney, and Intel, whose shares declined -35.19%, -29.78%, and -43.22%, respectively. (UltraDow 30)

The S&P 500(R) Index declined -23.37% in 2002. Losses in the U.S. equity markets were felt more heavily in the large cap arena, with the primary large cap index, the S&P 500, declining by -23.37% in 2002. Decaying confidence, due in part to crises at WorldCom, Enron and Tyco, prompted investors to devalue large companies as concerns grew regarding the validity of financial reporting. Of the ten highest weighted constituents in the index, General Electric led the decliners, dropping -36%, while the smallest decreases were posted by Merck (-2%), ExxonMobil (-8%), and Johnson & Johnson (-8%), on a total return basis. (Bull, UltraBull, Bear and UltraBear)

The S&P MidCap 400 Index declined -15.44% in 2002, outperforming the S&P 500 by 7.93%, and the Russell 2000 by 6.14%. The index was less negatively impacted by the corporate governance and financial reporting issues of 2002 that dragged down share prices of the larger stocks. The strong financial position of the mid-cap firms relative to small-cap firms allowed them to better weather the difficult economic and capital market conditions. (Mid-Cap and UltraMid-Cap)

The Russell 2000(R) Index declined by -21.58% in 2002, outperforming the S&P 500 by 1.79% (Small-Cap and UltraSmall-Cap). For the period of May 1, 2002 through December 31, 2002 the index declined -25.01% (Short Small-Cap). Small cap stocks were affected in part by the low level of capital market activity and resulting decreased availability of capital for funding business expansion opportunities. (Small-Cap, UltraSmall-Cap, and Short Small-Cap)

The NASDAQ-100 Index declined by -37.58% in 2002 (OTC, UltraOTC, UltraShort
OTC). For the period of May 1, 2002 through December 31, 2002 the index declined -22.33% (Short OTC). The NASDAQ-100 decline occurred as the tech bubble continued to deflate. The index is weighted approximately 70% to technology and communications stocks, which historically are more volatile than the broader market. These sectors suffered another difficult year, as the expected economic rebound did not materialize. (OTC, UltraOTC, Short OTC, UltraShort OTC)

The Most Recently Issued 30-year U.S. Treasury Bond gained 12.24% during the period of May 1, 2002 through December 31, 2002 due to strong market conditions for U.S. Treasury securities. In particular, various factors caused a general flow of investment capital out of equities and corporate fixed income securities and into the safety of U.S. Government securities. Among the pertinent factors leading to the shift were corporate governance concerns, poor economic conditions and corporate results, and uncertainty with regard to the geopolitical environment. (U.S. Government Plus and Rising Rates Opportunity)

The ProFunds Europe 30 Index declined -23.52% in 2002. The decline was in line with the general economic weakness and weakness in equity markets in industrial countries. The economic growth of the European Union was stagnant. The slow recovery in the region was due mainly to slow growth of personal spending and a two-year stretch of falling equipment purchases by businesses. The British economy was somewhat stronger than the European Union but considerably below that of the late '90s. While the ProFunds Europe 30 Index was affected by the above factors over time, it had a high correlation to the U.S. equity markets on daily basis, largely due to its constituent components being securities of foreign domiciled companies which trade on U.S. markets. (Europe 30)

The Nikkei 225 Stock Average declined -18.63% in 2002. While positive index performance prior to May reflected signs of a potential Japanese economic recovery, these signs abated as the year progressed. The reality of a sluggish world economy and renewed poor capital market conditions in Japan sent the Nikkei to a 20-year low in November 2002. Factors contributing to the country's problems included continued structural problems in the banking sector and fear that hard-line reforms could further worsen the Japanese economy. (UltraJapan)

The S&P MidCap 400/BARRA Value Index declined -11.60% in 2002. Value stocks out performed growth due to the inherently lower volatility and/or risk in value equities. Mid-cap stocks out performed the market, as investors fled higher profile equities and looked for bargains in smaller cap stocks. The strong financial position of the mid-cap firms relative to small-cap firms allowed them to better weather the difficult economic and capital market conditions. See also S&P MidCap 400 Index. (Mid-Cap Value)

The S&P MidCap 400/BARRA Growth Index declined -19.57% in 2002. Growth stocks under performed value due to the inherently higher volatility and/or risk in growth equities. Mid-cap stocks out performed the market, as investors fled higher profile equities and looked for bargains in smaller cap stocks. The strong financial position of the mid-cap firms relative to small-cap firms allowed them to better weather the difficult economic and capital market conditions. See also S&P MidCap 400 Index. (Mid-Cap Growth)

The S&P SmallCap 600/BARRA Value Index declined -15.44% in 2002. Value stocks out performed growth due to the inherently lower volatility and/or risk in value equities. Small-cap stocks out performed large-cap stocks, as investors fled higher profile equities and looked for bargains in smaller cap stocks. Small-cap stocks were however hurt by the low level of capital market activity and subsequent decreased availability of capital for funding business expansion opportunities. (Small-Cap Value)

The S&P SmallCap 600/BARRA Growth Index declined -15.76% in 2002. Growth stocks under performed value due to the inherently higher volatility and/or risk in growth equities. Small-cap stocks out performed the market, as investors fled higher profile equities and looked for bargains in smaller stocks. Small cap stocks however were hurt by the low level of capital market activity and subsequent decreased availability of capital for funding business expansion opportunities. (Small-Cap Growth)

The Dow Jones U.S. Banks Index declined -4.80% in 2002. Increased credit costs, sluggish capital markets activity, and several high profile credit rating downgrades within the sector contributed to the decline in prices in the sector. (Banks)

The Dow Jones U.S. Basic Materials Sector Index declined -10.61% in 2002. Unfavorable supply and demand dynamics, particularly in the second half of the year, and higher raw materials costs impacted the performance of the Basic Materials Sector. (Basic Materials)

The Dow Jones U.S. Biotechnology Index declined -36.48% in 2002 as investors became less tolerant of growth stocks with high valuations and questioned future earnings projections. Additionally, biotech firms suffered as licensing revenue from large pharmaceutical companies fell sharply. (Biotechnology)

The Dow Jones U.S. Energy Sector Index declined -15.40% in 2002 as the concern of accounting techniques used by many energy firms grew in the wake of Enron's bankruptcy. Higher oil and natural gas prices helped the energy sector limit some of its losses. (Energy)

The Dow Jones U.S. Financial Sector Index declined -14.37% in 2002 as operating results were hurt by continued sluggish capital markets activity, which included a decline in sales and trading revenues, a significant decrease in investment banking deal flow, and a decline in the value of assets under management. (Financial)

The Dow Jones U.S. Healthcare Sector Index declined -21.85% in 2002 as several disappointing decisions by the FDA effectively delayed or eliminated drugs expected to enter the market in 2002. Additionally, the impact of drug patent expirations negatively affected this sector. (Healthcare)

The Dow Jones Composite Internet Index declined -38.89% in 2002 as investment venture capital remained scarce. The continued hangover from valuations with little or no income also continued to plague the sector. (Internet)

The Dow Jones U.S. Pharmaceuticals Index declined -21.84% in 2002. This decline coincided with lower revenues that resulted in part from a lack of major impact drugs in the pipeline, the entry of large generic drug producers, and the decline of total pharmaceutical consumption. (Pharmaceuticals)

The Philadelphia Stock Exchange Gold and Silver Sector Index declined -11.54% during the period of June 3, 2002 through December 31, 2002. This decline occurred after the index had gained 59.42% through June 3, 2002. The run-up in the first part of the year occurred as investors exhibited a flight-to-safety and invested in gold producing companies as the stock market fell and world political strife intensified. Following these huge gains, the index retrenched during the remainder of the year. (Precious Metals)

The Dow Jones U.S. Real Estate Index declined -2.96% in 2002. Declines were small compared to broad-market indices. Factors contributing to the smaller decline included the attractiveness of high dividend yields, which were close to 7%, as well as the relatively stable revenue stream of REITs and Real Estate management companies. Actual holders of the underlying index components would earn the dividend yield of these securities. (Real Estate)

The Dow Jones U.S. Semiconductor Index declined -49.81% in 2002 largely due to the continued commoditization of the industry and the further decline in Corporate IT spending. (Semiconductor)

The Dow Jones U.S. Technology Sector Index declined -38.82% in 2002 as many of the major technology companies continued to lower guidance. This sector remained more volatile than the broader market and suffered another difficult year, as the expected economic rebound did not materialize. (Technology)

The Dow Jones U.S. Telecommunications Sector Index declined -36.31% in 2002. While a multitude of accounting fraud issues shook the overall market, these cases were concentrated in the Telecommunications sector. WorldCom Inc., one of the many companies accused of accounting fraud, lost over 98% for the year, dragging down the entire sector. (Telecommunications)

The Dow Jones U.S. Utilities Sector Index declined -24.63% in 2002 led by a slowdown in economic growth which was largely caused by a decline in the business investment. These woes were compounded by the troubles associated with the integration of recent consolidations within the sector. (Utilities)

The Dow Jones U.S. Wireless Communications Sector Index declined -60.03% in 2002, largely due to slower cellular phone sales and slower subscriber growth. There was also fierce competition amongst the major service providers, resulting in aggressive price-cutting and reduced profitability. (Wireless Communications)

                                 Bull ProFund

   For the year ended December 31, 2002, the Bull ProFund had a NAV total return of -25.21%* for Investor Class shares, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the Bull ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment

           Bull - Investor             Bull - Service              S&P 500
           ---------------             --------------              -------
12/1/97       $10,000                      $10,000                 $10,000
12/97           9,890                        9,890                   9,955
3/98           11,210                       11,190                  11,303
6/98           11,550                       11,540                  11,632
9/98           10,400                       10,350                  10,433
12/98          12,518                       12,430                  12,611
3/99           12,983                       12,858                  13,197
6/99           13,708                       13,551                  14,082
9/99           12,721                       12,546                  13,159
12/99          14,668                       14,416                  15,073
3/00           14,861                       14,568                  15,374
6/00           14,172                       13,875                  14,923
9/00           13,945                       13,621                  14,737
12/00          12,838                       12,511                  13,545
3/01           11,232                       10,916                  11,904
6/01           11,761                       11,406                  12,561
9/01            9,934                        9,611                  10,679
12/01          10,874                       10,497                  11,778
3/02           10,782                       10,392                  11,771
6/02            9,232                        8,885                  10,155
9/02            7,549                        7,250                   8,364
12/02           8,133                        7,791                   9,026

-------------------------------------------------------------------
                    Average Annual Total Return
                          as of 12/31/02
-------------------------------------------------------------------
                                                        Since
                                                      Inception
                  1 Year      3 Year      5 Year      (12/1/97)
-------------------------------------------------------------------
Investor         (25.21)%    (17.85)%     (3.84)%      (3.98)%
-------------------------------------------------------------------
Service          (25.78)%    (18.55)%     (4.66)%      (4.79)%
-------------------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from 12/1/97 to 12/31/02.

    The performance of the Bull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
                                                December 31, 2002

             Common Stocks (99.1%)
                                               Shares     Value
                                               ------- ------------
            3M Co.............................   6,006 $    740,540
            Abbott Laboratories...............  24,178      967,120
            ACE, Ltd..........................   4,081      119,737
            ADC Telecommunications, Inc.*.....  12,320       25,749
            Adobe Systems, Inc................   3,619       89,755
            Advanced Micro Devices, Inc.*.....   5,313       34,322
            AES Corp.*........................   8,393       25,347
            Aetna, Inc........................   2,310       94,987
            AFLAC, Inc........................   8,008      241,201
            Agilent Technologies, Inc.*.......   7,238      129,994
            Air Products & Chemicals, Inc.....   3,542      151,421
            Alberto-Culver Co.--Class B.......     924       46,570
            Albertson's, Inc..................   5,852      130,266
            Alcoa, Inc........................  13,090      298,190
            Allegheny Energy, Inc.............   1,925       14,553
            Allegheny Technologies, Inc.......   1,232        7,675
            Allergan, Inc.....................   2,002      115,355
            Allied Waste Industries, Inc.*....   3,080       30,800
            Allstate Corp.....................  10,857      401,600
            Alltel Corp.......................   4,851      247,401
            Altera Corp.*.....................   5,929       73,105
            Ambac Financial Group, Inc........   1,617       90,940
            Amerada Hess Corp.................   1,386       76,299
            Ameren Corp.......................   2,387       99,228
            American Electric Power, Inc......   5,236      143,100
            American Express Co...............  20,328      718,595
            American Greetings Corp.--Class A*   1,001       15,816
            American International Group, Inc.  40,348    2,334,131
            American Power Conversion Corp.*..   3,003       45,495
            American Standard Cos.*...........   1,155       82,167
            AmerisourceBergen Corp............   1,617       87,819
            Amgen, Inc.*......................  19,943      964,044
            AMR Corp.*........................   2,387       15,754
            AmSouth Bancorp...................   5,467      104,966
            Anadarko Petroleum Corp...........   3,850      184,415
            Analog Devices*...................   5,621      134,173
            Andrew Corp.*.....................   1,540       15,831
            Anheuser-Busch Cos., Inc..........  13,244      641,010
            Anthem, Inc.*.....................   2,156      135,612
            AOL-Time Warner, Inc.*............  69,146      905,813
            AON Corp..........................   4,774       90,181
            Apache Corp.......................   2,233      127,259
            Apollo Group, Inc.--Class A*......   2,695      118,580
            Apple Computer, Inc.*.............   5,544       79,446
            Applera Corp.--Applied Biosystems
             Group............................   3,234       56,724
            Applied Materials, Inc.*..........  25,487      332,096
            Applied Micro Circuits Corp.*.....   4,697       17,332
            Archer-Daniels-Midland Co.........  10,010      124,124
            Ashland, Inc......................   1,078       30,755
            AT&T Corp.........................  11,935      311,623
            AT&T Wireless Services, Inc.*.....  41,888      236,667
            Autodesk, Inc.....................   1,771       25,325
            Automatic Data Processing, Inc....   9,240      362,670
            AutoZone, Inc.*...................   1,540      108,801
            Avaya, Inc.*......................   5,621       13,771
            Avery Dennison Corp...............   1,694      103,470
            Avon Products, Inc................   3,619      194,956
            Baker Hughes, Inc.................   5,159      166,068
            Ball Corp.........................     847       43,358

             Common Stocks, continued
                                                Shares     Value
                                                ------- ------------
            Bank of America Corp...............  23,177 $  1,612,425
            Bank of New York Co., Inc..........  11,242      269,358
            Bank One Corp......................  18,018      658,558
            Bard (C.R.), Inc...................     770       44,660
            Bausch & Lomb, Inc.................     847       30,492
            Baxter International, Inc..........   9,163      256,564
            BB&T Corp..........................   7,392      273,430
            Bear Stearns Cos., Inc.............   1,463       86,902
            Becton, Dickinson & Co.............   4,004      122,883
            Bed Bath & Beyond, Inc.*...........   4,543      156,870
            BellSouth Corp.....................  28,798      745,004
            Bemis Co., Inc.....................     847       42,037
            Best Buy Co., Inc.*................   5,005      120,871
            Big Lots, Inc.*....................   1,771       23,430
            Biogen, Inc.*......................   2,310       92,539
            Biomet, Inc........................   4,004      114,755
            BJ Services Co.*...................   2,464       79,612
            Black & Decker Corp................   1,232       52,840
            Block H & R, Inc...................   2,772      111,434
            BMC Software, Inc.*................   3,619       61,921
            Boeing Co..........................  13,013      429,299
            Boise Cascade Corp.................     924       23,303
            Boston Scientific Corp.*...........   6,314      268,471
            Bristol-Myers Squibb Co............  29,953      693,412
            Broadcom Corp.--Class A*...........   4,235       63,779
            Brown-Forman Corp..................   1,078       70,458
            Brunswick Corp.....................   1,386       27,526
            Burlington Northern Santa Fe Corp..   5,852      152,211
            Burlington Resources, Inc..........   3,080      131,362
            Calpine Corp.*.....................   5,852       19,078
            Campbell Soup Co...................   6,314      148,190
            Capital One Financial Corp.........   3,465      102,980
            Cardinal Health, Inc...............   6,853      405,629
            Carmax, Inc.*......................     378        6,759
            Carnival Corp......................   9,086      226,696
            Caterpillar, Inc...................   5,313      242,910
            Cendant Corp.*.....................  16,016      167,848
            CenterPoint Energy, Inc............   4,697       39,925
            Centex Corp........................     924       46,384
            CenturyTel, Inc....................   2,233       65,606
            Charter One Financial, Inc.........   3,465       99,549
            ChevronTexaco Corp.................  16,555    1,100,576
            Chiron Corp.*......................   2,926      110,018
            Chubb Corp.........................   2,618      136,660
            CIENA Corp.*.......................   6,699       34,433
            CIGNA Corp.........................   2,156       88,655
            Cincinnati Financial Corp..........   2,464       92,523
            Cinergy Corp.......................   2,618       88,279
            Cintas Corp........................   2,618      119,774
            Circuit City Stores, Inc...........   3,234       23,996
            Cisco Systems, Inc.*............... 111,804    1,464,632
            Citigroup, Inc.....................  79,464    2,796,338
            Citizens Communications Co.*.......   4,389       46,304
            Citrix Systems, Inc.*..............   2,618       32,254
            Clear Channel Communications, Inc.*   9,471      353,174
            Clorox Co..........................   3,388      139,754
            CMS Energy Corp....................   2,233       21,080
            Coca-Cola Co.......................  38,346    1,680,321
            Coca-Cola Enterprises, Inc.........   6,930      150,520
            Colgate-Palmolive Co...............   8,316      436,008

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
                                                December 31, 2002

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          Comcast Corp.--Class A*................  36,041 $    849,486
          Comerica, Inc..........................   2,695      116,532
          Computer Associates International, Inc.   8,855      119,543
          Computer Sciences Corp.*...............   2,618       90,190
          Compuware Corp.*.......................   5,852       28,090
          Comverse Technology, Inc.*.............   2,926       29,319
          ConAgra Foods, Inc.....................   8,316      207,983
          Concord EFS, Inc.*.....................   7,854      123,622
          ConocoPhillips.........................  10,472      506,740
          Consolidated Edison, Inc...............   3,311      141,777
          Constellation Energy Group, Inc........   2,541       70,691
          Convergys Corp.*.......................   2,695       40,829
          Cooper Industries, Ltd.--Class A.......   1,463       53,326
          Cooper Tire & Rubber Co................   1,155       17,718
          Coors (Adolph) Co.--Class B............     539       33,014
          Corning, Inc.*.........................  17,787       58,875
          Costco Wholesale Corp.*................   7,084      198,777
          Countrywide Credit Industries, Inc.....   1,925       99,426
          Crane Co...............................     924       18,415
          CSX Corp...............................   3,311       93,734
          Cummins, Inc...........................     616       17,328
          CVS Corp...............................   6,083      151,893
          Dana Corp..............................   2,310       27,166
          Danaher Corp...........................   2,387      156,826
          Darden Restaurants, Inc................   2,618       53,538
          Deere & Co.............................   3,696      169,462
          Del Monte Foods Co.*...................   2,759       21,242
          Dell Computer Corp.*...................  40,040    1,070,669
          Delphi Automotive Systems Corp.........   8,624       69,423
          Delta Air Lines, Inc...................   1,925       23,293
          Deluxe Corp............................     924       38,900
          Devon Energy Corp......................   2,387      109,563
          Dillard's, Inc.--Class A...............   1,309       20,761
          Dollar General Corp....................   5,159       61,650
          Dominion Resources, Inc................   4,774      262,093
          Donnelley (R.R.) & Sons Co.............   1,771       38,555
          Dover Corp.............................   3,157       92,058
          Dow Chemical Co........................  14,091      418,502
          Dow Jones & Co., Inc...................   1,309       56,588
          DTE Energy Co..........................   2,618      121,475
          Du Pont (E.I.) de Nemours..............  15,400      652,959
          Duke Energy Corp.......................  13,783      269,320
          Dynegy, Inc.--Class A..................   5,775        6,815
          Eastman Chemical Co....................   1,232       45,301
          Eastman Kodak Co.......................   4,543      159,187
          Eaton Corp.............................   1,078       84,203
          eBay, Inc.*............................   4,774      323,772
          Ecolab, Inc............................   2,002       99,099
          Edison International*..................   5,005       59,309
          El Paso Corp...........................   9,240       64,310
          Electronic Arts, Inc.*.................   2,156      107,304
          Electronic Data Systems Corp...........   7,392      136,235
          Eli Lilly & Co.........................  17,402    1,105,027
          EMC Corp.*.............................  34,034      208,969
          Emerson Electric Co....................   6,545      332,813
          Engelhard Corp.........................   2,002       44,745
          Entergy Corp...........................   3,465      157,969
          EOG Resources, Inc.....................   1,771       70,698
          Equifax, Inc...........................   2,233       51,672
          Equity Office Properties Trust.........   6,391      159,647

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          Equity Residential Properties Trust....   4,158 $    102,204
          Exelon Corp............................   5,005      264,114
          Exxon Mobil Corp....................... 104,104    3,637,395
          Family Dollar Stores, Inc..............   2,695       84,111
          Fannie Mae.............................  15,400      990,682
          Federated Department Stores, Inc.*.....   3,003       86,366
          FedEx Corp.............................   4,620      250,496
          Fifth Third Bancorp....................   8,932      522,969
          First Data Corp........................  11,627      411,712
          First Tennessee National Corp..........   1,925       69,185
          FirstEnergy Corp.......................   4,620      152,321
          Fiserv, Inc.*..........................   2,926       99,338
          Fleet Boston Financial Corp............  16,247      394,802
          Fluor Corp.............................   1,232       34,496
          Ford Motor Co..........................  28,413      264,241
          Forest Laboratories, Inc.*.............   2,772      272,266
          Fortune Brands, Inc....................   2,310      107,438
          FPL Group, Inc.........................   2,849      171,310
          Franklin Resources, Inc................   4,004      136,456
          Freddie Mac............................  10,780      636,559
          Freeport-McMoRan Copper & Gold, Inc.--
           Class B*..............................   2,233       37,470
          Gannett Co., Inc.......................   4,158      298,544
          Gap, Inc...............................  13,706      212,717
          Gateway, Inc.*.........................   5,005       15,716
          General Dynamics Corp..................   3,080      244,460
          General Electric Co.................... 154,000    3,749,900
          General Mills, Inc.....................   5,698      267,521
          General Motors Corp....................   8,701      320,719
          Genuine Parts Co.......................   2,695       83,006
          Genzyme Corp.--General Division*.......   3,311       97,906
          Georgia Pacific Corp...................   3,850       62,216
          Gillette Co............................  16,324      495,596
          Golden West Financial Corp.............   2,387      171,410
          Goodrich Corp..........................   1,771       32,445
          Goodyear Tire & Rubber Co..............   2,695       18,353
          Grainger (W.W.), Inc...................   1,386       71,448
          Great Lakes Chemical Corp..............     770       18,388
          Guidant Corp.*.........................   4,697      144,902
          Halliburton Co.........................   6,776      126,779
          Harley-Davidson, Inc...................   4,697      217,001
          Harrah's Entertainment, Inc.*..........   1,694       67,082
          Hartford Financial Services Group, Inc.   3,927      178,404
          Hasbro, Inc............................   2,695       31,127
          HCA, Inc...............................   7,931      329,137
          Health Management Associates, Inc.--
           Class A...............................   3,696       66,158
          Healthsouth Corp.*.....................   6,160       25,872
          Heinz (H.J.) Co........................   5,467      179,700
          Hercules, Inc.*........................   1,694       14,907
          Hershey Foods Corp.....................   2,079      140,208
          Hewlett-Packard Co.....................  47,201      819,409
          Hilton Hotels Corp.....................   5,852       74,379
          Home Depot, Inc........................  35,959      861,578
          Honeywell International, Inc...........  12,705      304,920
          Household International, Inc...........   7,315      203,430
          Humana, Inc.*..........................   2,541       25,410
          Huntington Bancshares, Inc.............   3,619       67,711
          Illinois Tool Works, Inc...............   4,774      309,642
          IMS Health, Inc........................   4,312       68,992

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Ingersoll-Rand Co.--Class A.............   2,618 $    112,731
         Intel Corp.............................. 102,487    1,595,722
         International Business Machines Corp....  26,180    2,028,949
         International Flavors & Fragrances, Inc.   1,463       51,351
         International Game Technology*..........   1,309       99,379
         International Paper Co..................   7,392      258,499
         Interpublic Group of Cos., Inc..........   6,006       84,564
         Intuit, Inc.*...........................   3,157      148,126
         ITT Industries, Inc.....................   1,386       84,116
         J.P. Morgan Chase & Co..................  30,877      741,048
         Jabil Circuit, Inc.*....................   3,080       55,194
         JDS Uniphase Corp.*.....................  21,868       54,014
         Jefferson-Pilot Corp....................   2,233       85,100
         John Hancock Financial Services, Inc....   4,466      124,601
         Johnson & Johnson.......................  45,969    2,468,994
         Johnson Controls, Inc...................   1,386      111,116
         Jones Apparel Group, Inc.*..............   2,002       70,951
         KB Home.................................     770       32,995
         Kellogg Co..............................   6,314      216,381
         Kerr-McGee Corp.........................   1,540       68,222
         KeyCorp.................................   6,545      164,541
         KeySpan Corp............................   2,233       78,691
         Kimberly-Clark Corp.....................   7,931      376,485
         Kinder Morgan, Inc......................   1,848       78,114
         King Pharmaceuticals, Inc.*.............   3,696       63,534
         KLA-Tencor Corp.*.......................   2,926      103,493
         Knight Ridder, Inc......................   1,309       82,794
         Kohl's Corp.*...........................   5,236      292,954
         Kroger Co.*.............................  11,935      184,396
         Leggett & Platt, Inc....................   3,003       67,387
         Lexmark International Group, Inc.*......   1,925      116,463
         Limited, Inc............................   8,085      112,624
         Lincoln National Corp...................   2,772       87,540
         Linear Technology Corp..................   4,851      124,768
         Liz Claiborne, Inc......................   1,617       47,944
         Lockheed Martin Corp....................   7,084      409,101
         Loews Corp..............................   2,849      126,667
         Louisiana-Pacific Corp.*................   1,617       13,033
         Lowe's Cos., Inc........................  12,089      453,338
         LSI Logic Corp.*........................   5,775       33,322
         Lucent Technologies, Inc.*..............  53,130       66,944
         Manor Care, Inc.*.......................   1,463       27,226
         Marathon Oil Corp.......................   4,851      103,278
         Marriott International, Inc.--Class A...   3,696      121,488
         Marsh & McLennan Cos., Inc..............   8,316      384,282
         Marshall & Ilsley Corp..................   3,388       92,763
         Masco Corp..............................   7,623      160,464
         Mattel, Inc.............................   6,776      129,761
         Maxim Integrated Products, Inc..........   4,928      162,821
         May Department Stores Co................   4,466      102,629
         Maytag Corp.............................   1,232       35,112
         MBIA, Inc...............................   2,233       97,939
         MBNA Corp...............................  19,789      376,387
         McDermott International, Inc.*..........   1,001        4,384
         McDonald's Corp.........................  19,635      315,731
         McGraw-Hill Cos., Inc...................   3,003      181,501
         McKesson Corp...........................   4,543      122,797
         MeadWestvaco Corp.......................   3,080       76,107
         MedImmune, Inc.*........................   3,850      104,605
         Medtronic, Inc..........................  18,865      860,244

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           Mellon Financial Corp................   6,699 $    174,911
           Merck & Co., Inc.....................  34,727    1,965,895
           Mercury Interactive Corp.*...........   1,309       38,812
           Meredith Corp........................     770       31,655
           Merrill Lynch & Co., Inc.............   3,168      120,226
           MetLife, Inc.........................  10,857      293,573
           MGIC Investment Corp.................   1,540       63,602
           Micron Technology, Inc.*.............   9,394       91,498
           Microsoft Corp.*.....................  82,698    4,275,486
           Millipore Corp.......................     770       26,180
           Mirant Corp.*........................   6,237       11,788
           Molex, Inc...........................   3,003       69,189
           Monsanto Co..........................   4,081       78,559
           Moody's Corp.........................   2,310       95,380
           Morgan Stanley Dean Witter & Co......  16,786      670,097
           Motorola, Inc........................  35,574      307,715
           Nabors Industries, Ltd.*.............   2,233       78,758
           National City Corp...................   9,471      258,748
           National Semiconductor Corp.*........   2,772       41,608
           Navistar International Corp.*........     924       22,462
           NCR Corp.*...........................   1,540       36,560
           Network Appliance, Inc.*.............   5,236       52,360
           New York Times Co.--Class A..........   2,310      105,636
           Newell Rubbermaid, Inc...............   4,158      126,112
           Newmont Mining Corp..................   6,237      181,060
           Nextel Communications, Inc.--Class A*  14,938      172,534
           NICOR, Inc...........................     693       23,583
           Nike, Inc.--Class B..................   4,081      181,481
           NiSource, Inc........................   3,773       75,460
           Noble Corp.*.........................   2,079       73,077
           Nordstrom, Inc.......................   2,079       39,439
           Norfolk Southern Corp................   6,006      120,060
           North Fork Bancorp., Inc.............   2,464       83,135
           Northern Trust Corp..................   3,388      118,749
           Northrop Grumman Corp................   4,158      403,350
           Novell, Inc.*........................   5,621       18,774
           Novellus Systems, Inc.*..............   2,310       64,865
           Nucor Corp...........................   1,232       50,882
           NVIDIA Corp.*........................   2,387       27,474
           Occidental Petroleum Corp............   5,852      166,489
           Office Depot, Inc.*..................   4,774       70,464
           Omnicom Group........................   2,926      189,020
           Oracle Corp.*........................  82,852      894,802
           PACCAR, Inc..........................   1,771       81,696
           Pactiv Corp.*........................   2,464       53,862
           Pall Corp............................   1,925       32,109
           Parametric Technology Corp.*.........   4,004       10,090
           Parker Hannifin Corp.................   1,848       85,248
           Paychex, Inc.........................   5,852      163,271
           Penney (J.C.) Co.....................   4,158       95,676
           Peoples Energy Corp..................     539       20,832
           PeopleSoft, Inc.*....................   4,851       88,773
           PepsiCo, Inc.........................  26,719    1,128,076
           PerkinElmer, Inc.....................   1,925       15,881
           Pfizer, Inc..........................  95,326    2,914,117
           PG&E Corp.*..........................   6,237       86,694
           Pharmacia Corp.......................  20,020      836,836
           Phelps Dodge Corp.*..................   1,386       43,867
           Philip Morris Cos., Inc..............  32,032    1,298,257
           Pinnacle West Capital Corp...........   1,386       47,249

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
                                                December 31, 2002

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           Pitney Bowes, Inc....................   3,696 $    120,711
           Plum Creek Timber Co., Inc...........   2,849       67,236
           PMC-Sierra, Inc.*....................   2,618       14,556
           PNC Financial Services Group.........   4,389      183,899
           Power-One, Inc.*.....................   1,232        6,985
           PPG Industries, Inc..................   2,618      131,293
           PPL Corp.............................   2,541       88,122
           Praxair, Inc.........................   2,464      142,345
           Principal Financial Group, Inc.......   5,236      157,761
           Procter & Gamble Co..................  20,097    1,727,135
           Progress Energy, Inc.................   3,696      160,222
           Progress Energy, Inc.--CVO...........     189            0
           Progressive Corp.....................   3,388      168,146
           Providian Financial Corp.*...........   4,466       28,984
           Prudential Financial, Inc............   8,778      278,614
           Public Service Enterprise Group, Inc.   3,465      111,227
           Pulte Homes, Inc.....................     924       44,232
           QLogic Corp.*........................   1,463       50,488
           Qualcomm, Inc.*......................  12,166      442,721
           Quest Diagnostics, Inc.*.............   1,540       87,626
           Quintiles Transnational Corp.*.......   1,848       22,361
           Qwest Communications International,
            Inc.*...............................  26,257      131,285
           R.J. Reynolds Tobacco Holdings, Inc..   1,386       58,364
           RadioShack Corp......................   2,618       49,061
           Rational Software Corp.*.............   3,003       31,201
           Raytheon Co..........................   6,314      194,156
           Reebok International, Ltd.*..........     924       27,166
           Regions Financial Corp...............   3,388      113,024
           Reliant Resources, Inc.*.............   1,369        4,381
           Robert Half International, Inc.*.....   2,695       43,416
           Rockwell Collins, Inc................   2,849       66,268
           Rockwell International Corp..........   2,849       59,003
           Rohm & Haas Co.......................   3,388      110,042
           Rowan Cos., Inc......................   1,463       33,210
           Ryder System, Inc....................   1,001       22,462
           Sabre Holdings Corp.*................   2,233       40,440
           SAFECO Corp..........................   2,156       74,749
           Safeway, Inc.*.......................   6,853      160,086
           Sanmina-SCI Corp.*...................   8,162       36,647
           Sara Lee Corp........................  12,089      272,123
           SBC Communications, Inc..............  51,359    1,392,342
           Schering-Plough Corp.................  22,715      504,273
           Schlumberger, Ltd....................   9,009      379,189
           Schwab (Charles) Corp................  20,790      225,572
           Scientific-Atlanta, Inc..............   2,387       28,310
           Seagate Technology, Inc./(a)/*.......     405            0
           Sealed Air Corp.*....................   1,309       48,826
           Sears, Roebuck & Co..................   4,928      118,026
           Sempra Energy........................   3,157       74,663
           Sherwin-Williams Co..................   2,310       65,258
           Siebel Systems, Inc.*................   7,469       55,868
           Sigma-Aldrich Corp...................   1,078       52,499
           Simon Property Group, Inc............   2,926       99,689
           SLM Corp.............................   2,387      247,914
           Snap-on, Inc.........................     924       25,974
           Solectron Corp.*.....................  12,782       45,376
           Southern Co..........................  11,011      312,601
           SouthTrust Corp......................   5,390      133,942
           Southwest Airlines Co................  12,012      166,967

            Common Stocks, continued
                                                Shares     Value
                                                ------- ------------
           Sprint Corp. (FON Group)............  13,860 $    200,693
           Sprint Corp. (PCS Group)*...........  15,477       67,789
           St. Jude Medical, Inc.*.............   2,772      110,104
           St. Paul Cos., Inc..................   3,542      120,605
           Stanley Works.......................   1,386       47,928
           Staples, Inc.*......................   7,315      133,865
           Starbucks Corp.*....................   6,006      122,402
           Starwood Hotels & Resorts Worldwide,
            Inc................................   3,080       73,119
           State Street Corp...................   5,005      195,195
           Stilwell Financial, Inc.............   3,465       45,288
           Stryker Corp........................   3,080      206,730
           Sun Microsystems, Inc.*.............  48,202      149,908
           SunGard Data Systems, Inc.*.........   4,389      103,405
           Sunoco, Inc.........................   1,155       38,323
           SunTrust Banks, Inc.................   4,389      249,822
           SuperValu, Inc......................   2,079       34,324
           Symbol Technologies, Inc............   3,542       29,115
           Synovus Financial Corp..............   4,620       89,628
           Sysco Corp..........................  10,164      302,785
           T. Rowe Price Group, Inc............   1,925       52,514
           Target Corp.........................  14,091      422,730
           TECO Energy, Inc....................   2,695       41,692
           Tektronix, Inc.*....................   1,309       23,811
           Tellabs, Inc.*......................   6,391       46,463
           Temple-Inland, Inc..................     847       37,954
           Tenet Healthcare Corp.*.............   7,843      128,625
           Teradyne, Inc.*.....................   2,849       37,065
           Texas Instruments, Inc..............  26,796      402,207
           Textron, Inc........................   2,156       92,686
           The Pepsi Bottling Group, Inc.......   4,312      110,818
           Thermo Electron Corp.*..............   2,541       51,125
           Thomas & Betts Corp.*...............     924       15,616
           Tiffany & Co........................   2,233       53,391
           TJX Cos., Inc.......................   8,162      159,322
           TMP Worldwide, Inc.*................   1,694       19,159
           Torchmark Corp......................   1,848       67,507
           Toys "R" Us, Inc.*..................   3,311       33,110
           Transocean Sedco Forex, Inc.........   4,928      114,330
           Travelers Property Casualty Corp.*..  15,554      227,866
           Tribune Co..........................   4,697      213,526
           Tupperware Corp.....................     924       13,934
           TXU Corp............................   5,005       93,493
           Tyco International, Ltd.............  30,877      527,379
           U.S. Bancorp........................  29,645      629,067
           Union Pacific Corp..................   3,927      235,109
           Union Planters Corp.................   3,080       86,671
           Unisys Corp.*.......................   5,005       49,550
           United Parcel Service, Inc.--Class B  17,248    1,088,005
           United States Steel Corp............   1,617       21,215
           United Technologies Corp............   7,315      453,090
           UnitedHealth Group, Inc.............   4,697      392,200
           Univision Communications, Inc.--
            Class A*...........................   3,542       86,779
           Unocal Corp.........................   4,004      122,442
           UnumProvident Corp..................   3,773       66,178
           UST, Inc............................   2,618       87,520
           Veritas Software Corp.*.............   6,391       99,827
           Verizon Communications, Inc.........  42,350    1,641,062
           VF Corp.............................   1,694       61,069

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Bull ProFund                             Investments
                                                December 31, 2002

         Common Stocks, continued
                                                Shares        Value
                                               ---------- ------------
        Viacom, Inc.--Class B*................     27,258 $  1,111,036
        Visteon Corp..........................      2,002       13,934
        Vulcan Materials Co...................      1,540       57,750
        Wachovia Corp.........................     21,021      766,005
        Wal-Mart Stores, Inc..................     68,299    3,449,782
        Walgreen Co...........................     15,862      463,012
        Walt Disney Co........................     31,570      514,907
        Washington Mutual, Inc................     14,630      505,174
        Waste Management, Inc.................      9,394      215,310
        Waters Corp.*.........................      2,002       43,604
        Watson Pharmaceuticals, Inc.*.........      1,617       45,713
        Wellpoint Health Networks, Inc.*......      2,310      164,380
        Wells Fargo & Co......................     26,180    1,227,058
        Wendy's International, Inc............      1,771       47,941
        Weyerhaeuser Co.......................      3,388      166,723
        Whirlpool Corp........................      1,078       56,293
        Williams Cos., Inc....................      8,008       21,622
        Winn-Dixie Stores, Inc................      2,156       32,944
        Worthington Industries, Inc...........      1,309       19,949
        Wrigley (WM.) JR Co...................      3,465      190,159
        Wyeth.................................     20,482      766,027
        Xcel Energy, Inc......................      6,160       67,760
        Xerox Corp.*..........................     11,396       91,738
        Xilinx, Inc.*.........................      5,236      107,862
        XL Capital, Ltd.--Class A.............      2,079      160,603
        Yahoo!, Inc.*.........................      9,163      149,815
        YUM! Brands, Inc.*....................      4,543      110,031
        Zimmer Holdings, Inc.*................      3,003      124,685
        Zions Bancorp.........................      1,386       54,538
                                                          ------------
        TOTAL COMMON STOCKS...................             124,531,085
                                                          ------------
         Federal Home Loan Bank (2.1%)
                                               Principal
                                                Amount
                                               ----------
        Federal Home Loan Bank,
         0.50%, 01/02/03...................... $2,704,000    2,703,925
                                                          ------------
        TOTAL FEDERAL HOME LOAN
         BANK.................................               2,703,925
                                                          ------------
        TOTAL INVESTMENTS
         (Cost $122,348,420)/(b)/--101.2%.....             127,235,010
        Net other assets/(liabilities)--(1.2)%              (1,465,502)
                                                          ------------
        NET ASSETS--100.0%....................            $125,769,508
                                                          ============

------
*Non-income producing security
/(a)/Escrowed security
/(b)/Cost for federal income taxes is $149,549,837 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $27,201,417. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $  7,867,574
                   Unrealized depreciation.....  (30,182,401)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(22,314,827)
                                                ============

/CVO/ Contingent Value Obligation

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $131,850).     3        $ (4,207)
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $1,538,250)....     7         (27,506)

The Bull ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.8%
                     Agriculture...................... 1.2%
                     Airlines......................... 0.2%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 7.0%
                     Beverages........................ 3.0%
                     Biotechnology.................... 1.0%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.6%
                     Commercial Services.............. 0.9%
                     Computers........................ 4.0%
                     Cosmetics/Personal Care.......... 2.6%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.6%
                     Electric......................... 2.6%
                     Electrical Components & Equipment 0.4%
                     Electronics...................... 0.5%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.1%
                     Forest & Paper Products.......... 0.6%
                     Gas.............................. 0.2%
                     Hand/Machine Tools............... 0.1%
                     Healthcare--Products............. 3.8%
                     Healthcare--Services............. 1.2%
                     Home Furnishings................. 0.1%
                     Household Products/Wares......... 0.3%
                     Housewares....................... 0.1%
                     Insurance........................ 5.2%
                     Internet......................... 0.4%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.3%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 0.3%
                     Manufacturing.................... 5.1%
                     Media............................ 3.8%
                     Mining........................... 0.4%
                     Office/Business Equipment........ 0.2%
                     Oil & Gas........................ 5.5%
                     Oil & Gas Services............... 0.6%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 8.7%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.3%
                     Retail........................... 7.0%
                     Savings & Loans.................. 0.5%
                     Semiconductors................... 2.8%
                     Software......................... 5.5%
                     Telecommunications............... 6.1%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.1%
                     Transportation................... 1.5%
                     Other............................ 1.0%

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $ 122,348,420)......... $127,235,010
        Cash...............................................      246,410
        Dividends and interest receivable..................      232,331
        Receivable for investments sold....................    4,838,966
        Receivable for capital shares issued...............      856,602
        Variation margin on futures contracts..............        4,349
        Prepaid expenses...................................       34,789
                                                            ------------
         Total Assets......................................  133,448,457
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    7,393,144
        Advisory fees payable..............................      145,526
        Management services fees payable...................       21,230
        Administration fees payable........................        6,975
        Distribution and service fees payable..............       21,336
        Other accrued expenses.............................       90,738
                                                            ------------
         Total Liabilities.................................    7,678,949
                                                            ------------
      Net Assets........................................... $125,769,508
                                                            ============
      Net Assets consist of:
        Capital............................................ $160,518,346
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (39,603,715)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    4,854,877
                                                            ------------
      Net Assets........................................... $125,769,508
                                                            ============
      Investor Class:
        Net Assets......................................... $116,615,915
        Shares of Beneficial Interest Outstanding..........    2,917,306
        Net Asset Value (offering and redemption price per
         share)............................................ $      39.97
                                                            ============
      Service Class:
        Net Assets......................................... $  9,153,593
        Shares of Beneficial Interest Outstanding..........      238,945
        Net Asset Value (offering and redemption price per
         share)............................................ $      38.31
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    929,030
       Interest.............................................       88,528
                                                             ------------
        Total Investment Income.............................    1,017,558
                                                             ------------
     Expenses:
       Advisory fees........................................      446,581
       Management services fees.............................       89,317
       Administration fees..................................       30,715
       Distribution and service fees--Service Class.........      196,414
       Transfer agent fees..................................      198,533
       Registration and filing fees.........................       90,571
       Custody fees.........................................       78,594
       Fund accounting fees.................................       61,490
       Other fees...........................................       83,519
       Recoupment of prior expenses reimbursed by the
        Investment Advisor..................................       39,379
                                                             ------------
        Total Expenses......................................    1,315,113
                                                             ------------
     Net Investment Income/(Loss)...........................     (297,555)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments and Futures Contracts:
       Net realized gains/(losses) on investments...........  (14,644,750)
       Net realized gains/(losses) on futures contracts.....   (3,387,519)
       Change in net unrealized appreciation/(depreciation)
        on investments and futures contracts................    2,655,099
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments and futures contracts..................  (15,377,170)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(15,674,725)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund


 Statements of Changes in Net Assets
                                                             For the           For the
                                                           year ended        year ended
                                                        December 31, 2002 December 31, 2001
                                                        ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss)..........................  $      (297,555)   $    (157,431)
 Net realized gains/(losses) on investments and
   futures contracts...................................      (18,032,269)      (2,740,732)
 Change in net unrealized appreciation/(depreciation)
   on investments and futures contracts................        2,655,099        3,273,547
                                                         ---------------    -------------
 Change in net assets resulting from operations........      (15,674,725)         375,384
                                                         ---------------    -------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class......................................      745,165,258      576,927,177
   Service Class.......................................    1,012,645,347      830,994,914
 Cost of shares redeemed
   Investor Class......................................     (632,459,348)    (587,160,616)
   Service Class.......................................   (1,036,615,883)    (793,969,038)
                                                         ---------------    -------------
 Change in net assets resulting from capital
   transactions........................................       88,735,374       26,792,437
                                                         ---------------    -------------
 Change in net assets..................................       73,060,649       27,167,821
Net Assets:
 Beginning of year.....................................       52,708,859       25,541,038
                                                         ---------------    -------------
 End of year...........................................  $   125,769,508    $  52,708,859
                                                         ===============    =============
Share Transactions:
 Issued
   Investor Class......................................       17,194,433       10,328,543
   Service Class.......................................       23,085,524       15,227,762
 Redeemed
   Investor Class......................................      (14,461,413)     (10,460,925)
   Service Class.......................................      (23,676,900)     (14,487,852)
                                                         ---------------    -------------
 Change in shares......................................        2,141,644          607,528
                                                         ===============    =============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                     Investor Class/(a)/
                               -------------------------------------------------------------------------------------------
                                    For the              For the             For the            For the           For the
                                  year ended           year ended          year ended         year ended        year ended
                               December 31, 2002    December 31, 2001   December 31, 2000  December 31, 1999 December 31, 1998
                               -----------------    -----------------   -----------------  ----------------- -----------------
Net Asset Value, Beginning of
 Period.......................   $      53.44          $    63.09          $     73.20       $      62.48       $    49.45
                                 ------------          ----------          -----------       ------------       ----------
Investment Activities:
 Net investment income/(loss).          (0.04)/(b)/         (0.04)/(b)/         0.57/ (b)/           0.34            1.63 /(b)/
 Net realized and unrealized
   gains/ (losses) on
   investments and futures
   contracts..................         (13.43)              (9.61)/(c)/          (9.70)             10.41            11.49
                                 ------------          ----------          -----------       ------------       ----------
 Total income/(loss) from
   investment activities......         (13.47)              (9.65)               (9.13)             10.75            13.12
                                 ------------          ----------          -----------       ------------       ----------
Distributions to Shareholders
 From:
 Net investment income........             --                  --                   --              (0.02)           (0.04)
 Net realized gains on
   investments and futures
   contracts..................             --                  --                (0.98)             (0.01)           (0.05)
                                 ------------          ----------          -----------       ------------       ----------
 Total distributions..........             --                  --                (0.98)             (0.03)           (0.09)
                                 ------------          ----------          -----------       ------------       ----------
Net Asset Value, End of Period   $      39.97          $    53.44          $     63.09       $      73.20       $    62.48
                                 ============          ==========          ===========       ============       ==========
Total Return..................         (25.21)%            (15.30)%             (12.48)%            17.18%           26.57%
Ratios/Supplemental Data:
Net assets, end of year.......   $116,615,915          $9,847,714          $19,978,866       $116,208,049       $7,543,922
Ratio of expenses to average
 net assets...................           1.85%               1.89%                1.54%              1.40%            1.63%
Ratio of net investment
 income/(loss) to average net
 assets.......................          (0.08)%             (0.08)%               0.81%              1.96%            2.84%
Ratio of expenses to average
 net assets*..................           1.85%               2.03%                1.54%              1.53%            2.40%
Portfolio turnover/(d)/.......          1,676%              3,058%               3,603%             1,288%              --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund


 Financial Highlights (continued)
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                        Service Class/(a)/
                                 -------------------------------------------------------------------------------------------
                                      For the             For the              For the             For the           For the
                                    year ended          year ended           year ended          year ended        year ended
                                 December 31, 2002   December 31, 2001    December 31, 2000   December 31, 1999 December 31, 1998
                                 -----------------   -----------------    -----------------   ----------------- -----------------
Net Asset Value, Beginning of
 Period.........................    $    51.62          $     61.52          $    72.01          $     62.12        $  49.45
                                    ----------          -----------          ----------          -----------        --------
Investment Activities:
 Net investment income/(loss)...         (0.59)/(b)/          (0.58)/(b)/         (0.05)/(b)/           0.11           1.08 /(b)/
 Net realized and unrealized
   gains/ (losses) on
   investments and futures
   contracts....................        (12.72)               (9.32)/(c)/         (9.46)                9.79           11.64
                                    ----------          -----------          ----------          -----------        --------
 Total income/(loss) from
   investment activities........        (13.31)               (9.90)              (9.51)                9.90           12.72
                                    ----------          -----------          ----------          -----------        --------
Distributions to Shareholders
 From:
 Net investment income..........            --                   --                  --                   --              --/(d)/
 Net realized gains on
   investments and futures
   contracts....................            --                   --               (0.98)               (0.01)          (0.05)
                                    ----------          -----------          ----------          -----------        --------
 Total distributions............            --                   --               (0.98)               (0.01)          (0.05)
                                    ----------          -----------          ----------          -----------        --------
Net Asset Value, End of Period..    $    38.31          $     51.62          $    61.52          $     72.01        $  62.12
                                    ==========          ===========          ==========          ===========        ========
Total Return....................        (25.78)%             (16.09)%            (13.22)%              15.97%          25.68%
Ratios/Supplemental Data:
Net assets, end of year.........    $9,153,593          $42,861,145          $5,562,172          $30,879,600        $589,547
Ratio of expenses to average
 net assets.....................          2.94%                2.95%               2.38%                2.35%           2.67%
Ratio of net investment
 income/(loss) to average net
 assets.........................         (1.36)%              (1.06)%             (0.07)%               0.70%           1.89%
Ratio of expenses to average
 net assets*....................          2.94%                3.08%               2.38%                2.48%           3.30%
Portfolio turnover/(e)/.........         1,676%               3,058%              3,603%               1,288%             --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Amount is less than $0.005.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                                Mid-Cap ProFund

   For the year ended December 31, 2002, the Mid-Cap ProFund had a NAV total return of -19.02%* for Investor Class shares, compared to a return of -15.44% for the unmanaged S&P MidCap 400 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index, which consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the Mid-Cap ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400 Index or any of the companies included in the S&P MidCap 400 Index.

                                    [CHART]


Value of a $10,000 Investment

        Mid-Cap - Investor    Mid-Cap - Service    S&P MidCap 400
        ------------------    -----------------    --------------
9/4/01       $10,000              $10,000            $10,000
9/01           8,763                8,767              8,776
12/01         10,212               10,235             10,325
3/02          10,754               10,757             10,992
6/02           9,636                9,622              9,944
9/02           7,901                7,865              8,276
12/02          8,270                8,216              8,731



---------------------------------------
     Average Annual Total Return
           as of 12/31/02
---------------------------------------
                               Since
                             Inception
                 1 Year       (9/4/01)
---------------------------------------
Investor        (19.02)%      (13.37)%
---------------------------------------
Service         (19.73)%      (13.80)%
---------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from 9/4/01 to 12/31/02.

    The performance of the Mid-Cap ProFund is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
                                                December 31, 2002


             Common Stocks (86.1%)
                                                 Shares    Value
                                                 ------ -----------
            3Com Corp.*......................... 7,524  $    34,836
            99 Cents Only Stores*............... 1,386       37,228
            Abercrombie & Fitch Co.--Class A*... 2,178       44,562
            Activision, Inc.*................... 1,386       20,222
            Acxiom Corp.*....................... 1,782       27,407
            ADTRAN, Inc.*.......................   792       26,057
            Advanced Fibre Communications, Inc.* 1,782       29,724
            AdvancePCS*......................... 1,980       43,976
            Advent Software, Inc.*..............   792       10,795
            Affiliated Computer Services, Inc.--
             Class A*........................... 2,772      145,945
            AGCO Corp.*......................... 1,584       35,007
            AGL Resources, Inc.................. 1,188       28,868
            Airborne, Inc.......................   990       14,682
            Airgas, Inc.*....................... 1,386       23,909
            AK Steel Holding Corp.*............. 2,376       19,008
            Alaska Air Group, Inc.*.............   594       12,860
            Albany International Corp.--Class A.   594       12,272
            Albemarle Corp......................   792       22,532
            Alexander & Baldwin, Inc............   792       20,426
            ALLETE, Inc......................... 1,782       40,416
            Alliant Energy Corp................. 1,980       32,769
            Allmerica Financial Corp............ 1,188       11,999
            American Eagle Outfitters, Inc.*.... 1,584       21,828
            American Financial Group, Inc....... 1,386       31,975
            American Water Works Co., Inc....... 2,178       99,055
            AmeriCredit Corp.*.................. 2,970       22,988
            Amerus Group Co.....................   792       22,390
            Ametek, Inc.........................   792       30,484
            Apogent Technologies, Inc.*......... 2,178       45,302
            Apria Healthcare Group, Inc.*....... 1,188       26,421
            Aquilla, Inc........................ 2,970        5,257
            Arch Coal, Inc...................... 1,188       25,649
            Arrow Electronics, Inc.*............ 2,178       27,857
            Arthur J. Gallagher & Co............ 1,782       52,355
            ArvinMeritor, Inc................... 1,386       23,105
            Ascential Software Corp.*........... 5,346       12,830
            Associated Banc Corp................ 1,584       53,761
            Astoria Financial Corp.............. 1,980       53,757
            Atmel Corp.*........................ 9,900       22,077
            Avnet, Inc.......................... 2,574       27,876
            Avocent Corp.*......................   990       21,998
            Bandag, Inc.........................   396       15,317
            Bank of Hawaii Corp................. 1,386       42,121
            Banknorth Group, Inc................ 3,168       71,597
            Banta Corp..........................   594       18,574
            Barnes & Noble, Inc.*............... 1,386       25,045
            Barr Laboratories, Inc.*............   990       64,439
            Beckman Coulter, Inc................ 1,386       40,915
            Belo (A.H.) Corp.--Class A.......... 2,376       50,656
            BJ's Wholesale Club, Inc.*.......... 1,584       28,987
            Black Hills Corp....................   594       15,753
            Blyth, Inc..........................   990       26,492
            Bob Evans Farms, Inc................   792       18,493
            Borders Group, Inc.*................ 1,782       28,690
            BorgWarner, Inc.....................   594       29,949
            Bowater, Inc........................ 1,188       49,836
            Brinker International, Inc.*........ 1,980       63,855
            Broadwing, Inc.*.................... 4,554       16,030
            Brown & Brown, Inc.................. 1,386       44,796

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          C.H. Robinson Worldwide, Inc............. 1,782  $    55,598
          Cabot Corp............................... 1,386       36,784
          Cabot Microelectronics Corp.*............   594       28,037
          Cadence Design Systems, Inc.*............ 5,346       63,029
          Callaway Golf Co......................... 1,584       20,988
          Career Education Corp.*..................   990       39,600
          Carlisle Cos., Inc.......................   594       24,580
          Carmax, Inc.*............................ 2,376       42,483
          Carpenter Technology Corp................   396        4,930
          Catalina Marketing Corp.*................ 1,188       21,978
          CBRL Group, Inc.......................... 1,188       35,794
          CDW Computer Centers, Inc.*.............. 1,782       78,142
          Ceridian Corp.*.......................... 3,168       45,683
          Certegy, Inc.*........................... 1,386       34,026
          Charles River Laboratories International,
           Inc.*...................................   990       38,095
          CheckFree Holdings Corp.*................ 1,584       25,346
          Choicepoint, Inc.*....................... 1,782       70,372
          Church & Dwight, Inc.....................   792       24,101
          Cimarex Energy Co.*......................    87        1,557
          Cirrus Logic, Inc.*...................... 1,782        5,132
          City National Corp.......................   990       43,550
          Claire's Stores, Inc.....................   990       21,849
          Clayton Homes, Inc....................... 2,970       36,175
          CLECO Corp...............................   990       13,860
          CNF, Inc.................................   990       32,908
          Coach, Inc.*............................. 1,980       65,182
          Colonial BancGroup, Inc.................. 2,574       30,708
          Commerce Bancorp, Inc.................... 1,386       59,861
          Commscope, Inc.*......................... 1,386       10,949
          Compass Bancshares, Inc.................. 2,772       86,680
          Constellation Brands, Inc.*.............. 1,980       46,946
          Cooper Cameron Corp.*.................... 1,188       59,186
          Copart, Inc.*............................ 1,980       23,443
          Covance, Inc.*........................... 1,386       34,082
          Credence Systems Corp.*.................. 1,188       11,084
          Cree Research, Inc.*..................... 1,584       25,898
          Crompton Corp............................ 2,376       14,137
          CSG Systems International, Inc.*......... 1,188       16,216
          Cypress Semiconductor Corp.*............. 2,574       14,723
          Cytec Industries, Inc.*..................   792       21,606
          CYTYC Corp.*............................. 2,574       26,255
          D.R. Horton, Inc......................... 3,168       54,965
          Dean Foods Co.*.......................... 1,980       73,458
          DENTSPLY International, Inc.............. 1,584       58,925
          DeVRY, Inc.*............................. 1,386       23,021
          Dial Corp................................ 1,980       40,332
          Diebold, Inc............................. 1,584       65,292
          Dole Food Co., Inc....................... 1,188       38,705
          Dollar Tree Stores, Inc.*................ 2,376       58,378
          Donaldson Co., Inc.......................   990       35,640
          DPL, Inc................................. 2,772       42,522
          DQE, Inc................................. 1,188       18,105
          Dreyer's Grand Ice Cream, Inc............   792       56,200
          DST Systems, Inc.*....................... 2,574       91,505
          Dun & Bradstreet Corp.*.................. 1,584       54,632
          Dycom Industries, Inc.*..................   990       13,118
          E*TRADE Group, Inc.*..................... 7,524       36,567
          Eaton Vance Corp......................... 1,386       39,155
          Education Management Corp.*..............   792       29,779

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Edwards (A.G.), Inc.................... 1,782  $    58,735
           Edwards Lifesciences Corp.*............ 1,188       30,258
           EGL, Inc. *............................   990       14,108
           Emmis Communications Corp.*............ 1,188       24,746
           Energizer Holdings, Inc.*.............. 1,980       55,242
           Energy East Corp....................... 2,376       52,486
           Ensco International, Inc............... 2,772       81,635
           Entercom Communications Corp.*.........   990       46,451
           Equitable Resources, Inc............... 1,386       48,565
           Everest Re Group, Ltd..................   990       54,747
           Expeditors International of Washington,
            Inc................................... 2,376       77,575
           Express Scripts, Inc.--Class A*........ 1,782       85,607
           Extended Stay America, Inc.*........... 1,980       29,205
           Fairchild Semiconductor International,
            Inc.*................................. 2,376       25,447
           Fastenal Co............................ 1,584       59,226
           Federal Signal Corp....................   990       19,226
           FEI Co.*...............................   594        9,082
           Ferro Corp.............................   792       19,349
           Fidelity National Financial, Inc....... 1,980       65,003
           First Health Group Corp.*.............. 2,178       53,035
           First Virginia Banks, Inc.............. 1,583       58,935
           FirstMerit Corp........................ 1,782       38,598
           Flowserve Corp.*....................... 1,188       17,571
           FMC Corp.*.............................   792       21,637
           FMC Technologies, Inc.*................ 1,386       28,316
           Forest Oil Corp.*......................   990       27,374
           Fuller (H. B.) Co......................   594       15,373
           Furniture Brands International, Inc.*.. 1,188       28,333
           Gartner Group, Inc.--Class B*.......... 1,782       16,840
           GATX Corp..............................   990       22,592
           Gentex Corp.*.......................... 1,584       50,117
           Gilead Sciences, Inc.*................. 4,158      141,371
           Glatfelter (P.H.) Co...................   990       13,028
           GrafTech International, Ltd.*.......... 1,188        7,080
           Granite Construction, Inc..............   792       12,276
           Grant Prideco, Inc.*................... 2,574       29,961
           Great Plains Energy, Inc............... 1,386       31,712
           Greater Bay Bancorp....................   990       17,117
           GreenPoint Financial Corp.............. 2,178       98,402
           GTECH Holdings Corp.*.................. 1,188       33,098
           Hanover Compressor Co.*................ 1,386       12,723
           Harris Corp............................ 1,386       36,452
           Harsco Corp............................   792       25,257
           Harte-Hanks, Inc....................... 2,970       55,450
           Hawaiian Electric Industries, Inc......   792       34,832
           HCC Insurance Holdings, Inc............ 1,386       34,096
           Health Net, Inc.*...................... 2,574       67,954
           Helmerich & Payne, Inc.................   990       27,631
           Henry (Jack) & Associates, Inc......... 1,980       23,839
           Henry Schein, Inc.*....................   990       44,550
           Herman Miller, Inc..................... 1,584       29,146
           Hibernia Corp.......................... 3,366       64,829
           Hillenbrand Industries, Inc............ 1,386       66,958
           Hispanic Broadcasting Corp.--Class A*.. 2,376       48,827
           HON Industries, Inc.................... 1,188       33,596
           Horace Mann Educators Corp.............   792       12,141
           Hormel Foods Corp...................... 2,970       69,290
           Hospitality Properties Trust........... 1,386       48,787

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Hubbell, Inc.--Class B............. 1,188  $    41,747
             ICN Pharmaceuticals, Inc........... 1,782       19,442
             IDACORP, Inc.......................   792       19,665
             IDEC Pharmaceuticals Corp.*........ 3,168      105,083
             Imation Corp.*.....................   792       27,783
             IMC Global, Inc.................... 2,376       25,352
             Incyte Genomics, Inc.*............. 1,386        6,320
             Independence Community Bank Corp... 1,188       30,151
             IndyMac Bancorp, Inc.*............. 1,188       21,966
             InFocus Corp.*.....................   792        4,879
             Integrated Device Technology, Inc.* 2,178       18,230
             International Rectifier Corp.*..... 1,386       25,586
             International Speedway Corp........ 1,188       44,300
             Internet Security Systems, Inc.*...   990       18,147
             Intersil Corp.--Class A*........... 2,970       41,402
             Interstate Bakeries Corp...........   990       15,098
             Investment Technology Group, Inc.*.   990       22,136
             Investors Financial Services Corp.. 1,386       37,963
             IVAX Corp.*........................ 4,158       50,437
             J.B. Hunt Transport Services, Inc.*   792       23,206
             Jacobs Engineering Group, Inc.*.... 1,188       42,292
             JM Smucker Co......................   990       39,412
             Kaydon Corp........................   594       12,599
             Keane, Inc.*....................... 1,584       14,240
             Kelly Services, Inc.--Class A......   792       19,570
             KEMET Corp.*....................... 1,782       15,575
             Kennametal, Inc....................   792       27,308
             Korn/Ferry International*..........   792        5,924
             Krispy Kreme Doughnuts, Inc.*...... 1,188       40,119
             L-3 Communications Holdings, Inc.*. 1,584       71,137
             LaBranche & Co., Inc.*............. 1,188       31,648
             Lam Research Corp.*................ 2,772       29,938
             Lancaster Colony Corp..............   792       30,951
             Lattice Semiconductor Corp.*....... 2,376       20,838
             Lear Corp.*........................ 1,386       46,126
             Lee Enterprises, Inc...............   990       33,185
             Legato Systems, Inc.*.............. 2,376       11,951
             Legg Mason, Inc.................... 1,386       67,277
             Lennar Corp........................ 1,386       71,517
             Leucadia National Corp............. 1,188       44,324
             Liberty Property Trust............. 1,584       50,593
             LifePoint Hospitals, Inc.*.........   792       23,705
             Lincare Holdings, Inc.*............ 2,376       75,128
             Longs Drug Stores Corp.............   792       16,426
             Longview Fibre Co..................   990        7,158
             LTX Corp.*.........................   990        5,970
             Lubrizol Corp......................   990       30,195
             Lyondell Chemical Co............... 3,366       42,546
             M&T Bank Corp...................... 1,980      157,113
             Macromedia, Inc.*.................. 1,188       12,652
             Macrovision Corp.*.................   990       15,880
             Mandalay Resort Group*............. 1,386       42,425
             Manpower, Inc...................... 1,584       50,530
             Martin Marietta Materials..........   990       30,354
             McCormick & Co., Inc............... 2,970       68,904
             McDATA Corp.--Class A*............. 2,376       16,870
             MDU Resources Group, Inc........... 1,584       40,883
             Media General, Inc.--Class A.......   396       23,740
             Mentor Graphics Corp.*............. 1,386       10,894
             Mercantile Bankshares Corp......... 1,386       53,486

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Metris Cos., Inc................... 1,386  $     3,423
             Michaels Stores, Inc.*............. 1,386       43,382
             Micrel, Inc.*...................... 1,980       17,780
             Microchip Technology, Inc.......... 4,158      101,663
             Millennium Pharmaceuticals, Inc.*.. 5,940       47,164
             Minerals Technologies, Inc.........   396       17,087
             Modine Manufacturing Co............   792       14,003
             Mohawk Industries, Inc.*........... 1,386       78,933
             MONY Group, Inc....................   990       23,701
             MPS Group, Inc.*................... 2,178       12,066
             Murphy Oil Corp.................... 1,980       84,843
             Mylan Laboratories, Inc............ 2,574       89,833
             National Commerce Financial Corp... 4,356      103,891
             National Fuel Gas Co............... 1,782       36,941
             National Instruments Corp.*........ 1,188       38,598
             National-Oilwell, Inc.*............ 1,782       38,919
             Neiman Marcus Group, Inc.--Class A*   990       30,086
             Network Associates, Inc.*.......... 3,168       50,973
             Neuberger Berman, Inc.............. 1,584       53,048
             New Plan Excel Realty Trust, Inc... 1,980       37,798
             New York Community Bancorp......... 2,178       62,901
             Newport Corp.*.....................   792        9,948
             Noble Energy, Inc.................. 1,188       44,609
             Nordson Corp.......................   792       19,665
             Northeast Utilities System......... 2,970       45,055
             NSTAR.............................. 1,188       52,735
             Ocean Energy, Inc.................. 3,762       75,127
             OGE Energy Corp.................... 1,584       27,878
             Ohio Casualty Corp.*............... 1,188       15,385
             Old Republic International Corp.... 2,574       72,072
             Olin Corp.......................... 1,188       18,473
             Omnicare, Inc...................... 1,980       47,183
             ONEOK, Inc......................... 1,188       22,810
             Outback Steakhouse, Inc............ 1,584       54,553
             Overture Services, Inc.*........... 1,188       32,444
             Oxford Health Plans, Inc.*......... 1,782       64,954
             PacifiCare Health Systems, Inc.*...   792       22,255
             Packaging Corporation of America*.. 2,178       39,727
             Papa John's International, Inc.*...   396       11,040
             Park Place Entertainment Corp.*.... 6,336       53,223
             Patterson Dental Co.*.............. 1,386       60,624
             Patterson-UTI Energy, Inc.*........ 1,584       47,789
             Payless ShoeSource, Inc.*..........   396       20,382
             Peabody Energy Corp................   990       28,938
             Pentair, Inc.......................   990       34,205
             Pepco Holdings, Inc................ 2,167       42,018
             PepsiAmericas, Inc................. 3,366       45,205
             Perrigo Co.*....................... 1,584       19,246
             Petsmart, Inc.*.................... 2,970       50,876
             Pier 1 Imports, Inc................ 1,980       37,481
             Pioneer Natural Resources Co.*..... 2,376       59,994
             Pittston Brink's Group............. 1,188       21,954
             Plantronics, Inc.*.................   990       14,979
             Plexus Corp.*......................   792        6,954
             PMI Group, Inc..................... 1,980       59,479
             PNM Resources, Inc.................   792       18,865
             Polycom, Inc.*..................... 2,178       20,735
             Potlatch Corp......................   594       14,185
             Powerwave Technologies, Inc.*...... 1,386        7,484
             Precision Castparts Corp........... 1,188       28,809

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Price Communications Corp.*............ 1,188  $    16,430
           Pride International, Inc.*............. 2,772       41,303
           Protective Life Corp................... 1,386       38,143
           Protein Design Labs, Inc.*............. 1,782       15,147
           Provident Financial Group, Inc.........   990       25,770
           Puget Energy, Inc...................... 1,782       39,293
           Quanta Services, Inc.*................. 1,386        4,851
           Quantum Corp.*......................... 3,366        8,987
           Questar Corp........................... 1,782       49,576
           Radian Group, Inc...................... 1,980       73,556
           Rayonier, Inc..........................   594       26,879
           Reader's Digest Association, Inc....... 2,178       32,888
           Republic Services, Inc.*............... 3,564       74,773
           Retek, Inc.*........................... 1,188        3,231
           Reynolds & Reynolds Co................. 1,386       35,301
           RF Micro Devices, Inc.*................ 3,564       26,124
           Rollins, Inc...........................   594       15,117
           Roslyn Bancorp, Inc.................... 1,782       32,129
           Ross Stores, Inc....................... 1,584       67,147
           RPM, Inc............................... 2,376       36,305
           RSA Security, Inc.*.................... 1,188        7,116
           Ruddick Corp...........................   990       13,553
           Saks, Inc.*............................ 2,970       34,868
           Sandisk Corp.*......................... 1,386       28,136
           SCANA Corp............................. 2,178       67,432
           Scholastic Corp.*......................   792       28,472
           Schulman (A.), Inc.....................   594       11,054
           SEI Investments Co..................... 2,376       64,581
           Semtech Corp.*......................... 1,584       17,297
           Sensient Technologies Corp.............   990       22,245
           Sepracor, Inc.*........................ 1,782       17,232
           Sequa Corp.--Class A*..................   198        7,744
           SICOR, Inc.*........................... 2,574       40,798
           Sierra Pacific Resources............... 2,178       14,157
           Silicon Valley Bancshares*.............   990       18,068
           Six Flags, Inc.*....................... 1,980       11,306
           Smith International, Inc.*............. 1,980       64,588
           Smithfield Foods, Inc.*................ 2,376       47,140
           Solutia, Inc........................... 2,178        7,906
           Sonoco Products Co..................... 1,980       45,401
           Sotheby's Holdings, Inc.--Class A*..... 1,386       12,474
           Sovereign Bancorp, Inc................. 5,544       77,893
           SPX Corp.*............................. 1,584       59,321
           StanCorp Financial Group, Inc..........   594       29,017
           STERIS Corp.*.......................... 1,386       33,611
           Storage Technology Corp.*.............. 2,178       46,653
           Superior Industries International, Inc.   594       24,568
           Swift Transportation Co., Inc.*........ 1,782       35,672
           Sybase, Inc.*.......................... 2,178       29,185
           Sykes Enterprises, Inc.*...............   792        2,598
           Sylvan Learning Systems, Inc.*.........   792       12,989
           Symantec Corp.*........................ 2,970      120,315
           Synopsys, Inc.*........................ 1,584       73,102
           TCF Financial Corp..................... 1,584       69,205
           Tech Data Corp.*....................... 1,188       32,028
           Tecumseh Products Co...................   396       17,475
           Teleflex, Inc..........................   792       33,969
           Telephone & Data Systems, Inc.......... 1,188       55,860
           The Cheesecake Factory, Inc.*..........   990       35,789
           Tidewater, Inc......................... 1,188       36,947

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Timberland Co.--Class A*.................   792  $    28,203
          Titan Corp.*............................. 1,584       16,474
          Tootsie Roll Industries, Inc............. 1,188       36,448
          Transaction Systems Architects, Inc.*....   792        5,148
          Triad Hospitals, Inc.*................... 1,584       47,251
          Trinity Industries, Inc..................   990       18,770
          TriQuint Semiconductor, Inc.*............ 2,772       11,753
          Tyson Foods, Inc.--Class A............... 7,524       84,419
          Unifi, Inc.*............................. 1,188        6,237
          United Rentals, Inc.*.................... 1,584       17,044
          Unitrin, Inc............................. 1,386       40,499
          Universal Corp...........................   594       21,954
          Universal Health Services, Inc.--Class B* 1,188       53,579
          Valassis Communications, Inc.*........... 1,188       34,963
          Valero Energy Corp....................... 2,178       80,455
          Valspar Corp.............................   990       43,739
          Varco International, Inc.*............... 1,980       34,452
          Varian Medical Systems, Inc.*............ 1,386       68,745
          Varian, Inc.*............................   594       17,042
          Vectren Corp............................. 1,386       31,878
          Vertex Pharmaceuticals, Inc.*............ 1,584       25,106
          Viad Corp................................ 1,980       44,253
          Vishay Intertechnology, Inc.*............ 3,366       37,632
          VISX, Inc.*.............................. 1,188       11,381
          Waddell & Reed Financial, Inc............ 1,782       35,052
          Wallace Computer Services, Inc...........   792       17,036
          Washington Post Co.--Class B.............   198      146,124
          Wausau-Mosinee Paper Corp................ 1,188       13,329
          Weatherford International, Ltd.*......... 2,574      102,781
          Webster Financial Corp...................   990       34,452
          Westamerica Bancorporation...............   792       31,823
          Westar Energy, Inc....................... 1,584       15,682
          Western Gas Resources, Inc...............   792       29,185
          Westwood One, Inc.*...................... 2,178       81,370
          WGL Holdings, Inc........................   990       23,681
          Whole Foods Market, Inc.*................ 1,188       62,643
          Williams-Sonoma, Inc.*................... 2,376       64,508
          Wilmington Trust Corp.................... 1,386       43,908
          Wind River Systems, Inc.*................ 1,584        6,494
          Wisconsin Energy Corp.................... 2,376       59,875
          WPS Resources Corp.......................   594       23,059
          XTO Energy, Inc.......................... 2,574       63,578
          York International Corp..................   792       20,251
                                                           -----------
          TOTAL COMMON STOCKS......................         14,721,297
                                                           -----------

          Federal Home Loan Bank (22.1%)
                                                Principal
                                                 Amount       Value
                                                ---------- -----------
         Federal Home Loan Bank, 0.50%,
          01/02/03............................. $3,773,000 $ 3,772,895
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              3,772,895
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $17,687,057)/(a)/--108.2%......             18,494,192
         Net other assets/(liabilities)--(8.2)%             (1,395,381)
                                                           -----------
         NET ASSETS--100.0%....................            $17,098,811
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $20,145,052 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,457,995. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   876,226
                   Unrealized depreciation.....  (2,527,086)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,650,860)
                                                ===========

At December 31, 2002 the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
           S&P Mid-Cap 400 Futures Contracts
            expiring March 2003 (Underlying
            face amount at value $5,577,000)    26        $(33,142)

The Mid-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.5%
                     Aerospace/Defense................ 0.6%
                     Agriculture...................... 0.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.6%
                     Auto Parts & Equipment........... 0.9%
                     Banks............................ 6.5%
                     Beverages........................ 0.5%
                     Biotechnology.................... 1.2%
                     Building Materials............... 0.3%
                     Chemicals........................ 2.6%
                     Coal............................. 0.3%
                     Commercial Services.............. 2.9%
                     Computers........................ 4.0%
                     Distribution/Wholesale........... 0.5%
                     Diversified Financial Services... 2.2%
                     Electric......................... 4.4%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 1.1%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.6%
                     Environmental Control............ 0.4%
                     Food............................. 3.7%
                     Forest Products & Paper.......... 0.7%
                     Gas.............................. 0.5%

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap ProFund                          Investments
                                                December 31, 2002

                       Hand/Machine Tools..........  0.2%
                       Healthcare--Products........  2.9%
                       Healthcare--Services........  2.4%
                       Home Builders...............  1.0%
                       Home Furnishings............  0.2%
                       Household Products/Wares....  0.6%
                       Insurance...................  4.2%
                       Internet....................  1.8%
                       Iron/Steel..................  0.1%
                       Leisure Time................  0.1%
                       Lodging.....................  0.7%
                       Machinery--Diversified......  0.6%
                       Manufacturing...............  1.8%
                       Media.......................  3.0%
                       Metal Fabricate/Hardware....  0.2%
                       Office Furnishings..........  0.4%
                       Oil & Gas...................  3.7%
                       Oil & Gas Services..........  2.4%
                       Packaging & Containers......  0.5%
                       Pharmaceuticals.............  3.8%
                       Pipelines...................  1.0%
                       Real Estate Investment Trust  0.8%
                       Retail......................  6.1%
                       Savings & Loans.............  2.3%
                       Semiconductors..............  2.3%
                       Software....................  1.9%
                       Telecommunications..........  1.8%
                       Textiles....................  0.6%
                       Transportation..............  1.6%
                       Trucking & Leasing..........  0.1%
                       Water.......................  0.6%
                       Other....................... 13.9%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $17,687,057)........... $18,494,192
         Cash...............................................     251,615
         Dividends and interest receivable..................      12,439
         Receivable for investments sold....................   1,485,858
         Receivable for capital shares issued...............      70,331
         Variation margin on futures contracts..............      14,367
         Prepaid expenses...................................       8,177
                                                             -----------
          Total Assets......................................  20,336,979
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   3,208,333
         Advisory fees payable..............................       7,280
         Administration fees payable........................         916
         Distribution and service fees payable--Service
          Class.............................................       6,337
         Other accrued expenses.............................      15,302
                                                             -----------
          Total Liabilities.................................   3,238,168
                                                             -----------
       Net Assets........................................... $17,098,811
                                                             ===========
       Net Assets consist of:
         Capital............................................ $18,463,146
         Accumulated net investment income/(loss)...........     (41,903)
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (2,096,425)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     773,993
                                                             -----------
       Net Assets........................................... $17,098,811
                                                             ===========
       Investor Class:
         Net Assets......................................... $16,284,461
         Shares of Beneficial Interest Outstanding..........     659,211
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.70
                                                             ===========
       Service Class:
         Net Assets......................................... $   814,350
         Shares of Beneficial Interest Outstanding..........      33,177
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.54
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    95,694
        Interest.............................................      20,496
                                                              -----------
         Total Investment Income.............................     116,190
                                                              -----------
      Expenses:
        Advisory fees........................................      72,748
        Management services fees.............................      14,550
        Administration fees..................................       4,730
        Distribution and service fees--Service Class.........      39,293
        Transfer agent fees..................................      30,478
        Registration and filing fees.........................      39,147
        Custody fees.........................................      48,031
        Fund accounting fees.................................      10,587
        Other fees...........................................      17,111
                                                              -----------
         Total Expenses before reductions....................     276,675
         Less Expenses reduced by the Investment
          Advisor............................................     (48,238)
                                                              -----------
         Net Expenses........................................     228,437
                                                              -----------
      Net Investment Income/(Loss)...........................    (112,247)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (1,404,481)
        Net realized gains/(losses) on futures contracts.....     (30,816)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................     640,440
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................    (794,857)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $  (907,104)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

 Statements of Changes in Net Assets
                                                                                  For the period
                                                                  For the      September 4, 2001/(a)/
                                                                year ended            through
                                                             December 31, 2002   December 31, 2001
                                                             ----------------- ---------------------
From Investment Activities:
Operations:
 Net investment income/(loss)...............................   $    (112,247)      $     (4,508)
 Net realized gains/(losses) on investments and futures
   contracts................................................      (1,435,297)          (104,682)
 Change in net unrealized appreciation/(depreciation) on
   investments and futures contracts........................         640,440            133,553
                                                               -------------       ------------
 Change in net assets resulting from operations.............        (907,104)            24,363
                                                               -------------       ------------
Distributions to Shareholders From:
 Net realized gains on investments and futures contracts
   Investor Class...........................................              --             (8,819)
   Service Class............................................              --                 --/(b)/
                                                               -------------       ------------
 Change in net assets resulting from distributions..........              --             (8,819)
                                                               -------------       ------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class...........................................     120,010,798          9,038,150
   Service Class............................................     228,221,684         17,482,241
 Dividends reinvested
   Investor Class...........................................              --              8,392
   Service Class............................................              --                 --/(b)/
 Cost of shares redeemed
   Investor Class...........................................    (105,786,554)        (6,233,861)
   Service Class............................................    (228,438,466)       (16,312,013)
                                                               -------------       ------------
 Change in net assets resulting form capital transactions...      14,007,462          3,982,909
                                                               -------------       ------------
 Change in net assets.......................................      13,100,358          3,998,453
Net Assets:
 Beginning of period........................................       3,998,453                 --
                                                               -------------       ------------
 End of period..............................................   $  17,098,811       $  3,998,453
                                                               =============       ============
Share Transactions:
 Issued
   Investor Class...........................................       4,258,630            308,096
   Service Class............................................       8,601,617            593,794
 Reinvested
   Investor Class...........................................              --                278
   Service Class............................................              --                 --/(b)/
 Redeemed
   Investor Class...........................................      (3,694,621)          (213,172)
   Service Class............................................      (8,604,251)          (557,983)
                                                               -------------       ------------
 Change in shares...........................................         561,375            131,013
                                                               =============       ============

------
/(a)/Commencement of operations
/(b)/Amount is less than $1.00 or one share.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Investor Class
                                                                                   ------------------------------------
                                                                                                           For the period
                                                                                        For the         September 4, 2001/(a)/
                                                                                      year ended               through
                                                                                   December 31, 2002      December 31, 2001
                                                                                   -----------------    ---------------------
Net Asset Value, Beginning of Period..............................................    $     30.50            $    30.00
                                                                                      -----------            ----------
Investment Activities:
  Net investment income/(loss)....................................................          (0.20)/(b)/           (0.05)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          (5.60)                 0.68
                                                                                      -----------            ----------
  Total income/(loss) from investment activities..................................          (5.80)                 0.63
                                                                                      -----------            ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts.........................             --                 (0.13)
                                                                                      -----------            ----------
Net Asset Value, End of Period....................................................    $     24.70            $    30.50
                                                                                      ===========            ==========
Total Return......................................................................         (19.02)%                2.12%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $16,284,461            $2,903,615
Ratio of expenses to average net assets...........................................           1.95%                 1.95%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          (0.72)%               (0.53)%/(d)/
Ratio of expenses to average net assets*..........................................           2.08%                 7.49%/(d)/
Portfolio turnover/(e)/...........................................................          3,727%                1,907%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Service Class
                                                                                   ----------------------------------
                                                                                                         For the period
                                                                                        For the       September 4, 2001/(a)/
                                                                                      year ended             through
                                                                                   December 31, 2002    December 31, 2001
                                                                                   -----------------  ---------------------
Net Asset Value, Beginning of Period..............................................     $  30.57            $    30.00
                                                                                       --------            ----------
Investment Activities:
  Net investment income/(loss)....................................................        (0.48)/(b)/           (0.17)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.        (5.55)                 0.87
                                                                                       --------            ----------
  Total income/(loss) from investment activities..................................        (6.03)                 0.70
                                                                                       --------            ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts.........................           --                 (0.13)
                                                                                       --------            ----------
Net Asset Value, End of Period....................................................     $  24.54            $    30.57
                                                                                       ========            ==========
Total Return......................................................................       (19.73)%                2.35%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................     $814,350            $1,094,838
Ratio of expenses to average net assets...........................................         2.95%                 2.79%/(d)/
Ratio of net investment income/(loss) to average net assets.......................        (1.78)%               (1.79)%/(d)/
Ratio of expenses to average net assets*..........................................         3.97%                 8.33%/(d)/
Portfolio turnover/(e)/...........................................................        3,727%                1,907%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               Small-Cap ProFund

   For the year ended December 31, 2002, the Small-Cap ProFund had a NAV total return of -23.14%* for Investor Class shares, compared to a return of -21.58% for the unmanaged Russell 2000(R) Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of the common stocks of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the Small-Cap ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                               [CHART]

Value of a $10,000 Investment

            Small-Cap    Small-Cap
           - Investor    - Service     Russell 2000
           ----------    ---------    ---------------
9/4/01      $10,000       $10,000        $10,000
9/01          8,660         8,677          8,670
12/01        10,332        10,322         10,461
3/02         10,605        10,572         10,846
6/02          9,485         9,421          9,908
9/02          7,547         7,470          7,758
12/02         7,941         7,837          8,204

----------------------------
 Average Annual Total Return
     as of 12/31/02
----------------------------
                     Since
                   Inception
           1 Year  (9/4/01)
----------------------------
Investor  (23.14)%  (15.99)%
----------------------------
Service   (24.07)%  (16.82)%
----------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from 9/4/01 to 12/31/02.

   The performance of the Small-Cap ProFund is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002


            Common Stocks (82.2%)
                                                Shares         Value
                                                -------    -------------
           @ROAD, INC.*........................   1,478    $       6,104
           1-800 CONTACTS, Inc.*...............     395           10,890
           1-800-FLOWERS.COM, Inc.*............     870            5,438
           1st Source Corp.....................   1,019           17,068
           3D Systems Corp.*...................     561            4,376
           3TEC Energy Corp.*..................   1,104           15,666
           4Kids Entertainment, Inc.*..........     667           14,727
           7-Eleven, Inc.*.....................   1,631           12,233
           A.C. Moore Arts & Crafts, Inc.*.....     854           10,854
           A.M. Castle & Co.*..................     488            2,220
           Aaon, Inc.*.........................     662           12,201
           AAR Corp............................   1,805            9,296
           Aaron Rents, Inc....................     998           21,836
           ABC Bancorp.........................     696            9,013
           Abgenix, Inc.*......................   5,509           40,601
           ABIOMED, Inc.*......................     879            3,200
           ABM Industries, Inc.................   2,658           41,199
           Acacia Research--Acacia Technologies   1,385            3,338
           Acacia Research--CombiMatrix*.......     773            2,814
           Acadia Realty Trust.................     943            6,997
           Acclaim Entertainment, Inc.*........   4,911            3,241
           Accredo Health, Inc.*...............       3              106
           ACME Communications, Inc.*..........     650            5,181
           Actel Corp.*........................   1,483           24,054
           Acterna Corp.*......................   1,886              302
           Action Performance Cos., Inc........   1,100           20,900
           Active Power, Inc.*.................   2,361            4,203
           Actuant Corp.*......................     646           30,007
           Actuate Corp.*......................   3,109            5,503
           Acuity Brands, Inc..................   2,918           39,510
           ADE Corp.*..........................     658            3,928
           Administaff, Inc.*..................   1,347            8,082
           Adolor Corp.*.......................   2,201           30,198
           ADTRAN, Inc.*.......................   1,427           46,948
           Advanced Digital Information Corp.*.   4,392           29,470
           Advanced Energy Industries, Inc.*...   1,168           14,857
           Advanced Marketing Services, Inc....     990           14,553
           Advanced Neuromodulation Systems,
            Inc.*..............................     625           21,937
           Advanced Power Technology, Inc.*....     386            1,254
           Advanta Corp.--Class B..............   1,559           14,639
           Advisory Board Co.*.................     390           11,661
           ADVO, Inc.*.........................   1,331           43,697
           AEP Industries, Inc.*...............     284            3,712
           Aeroflex, Inc.*.....................   4,230           29,187
           Aeropostale, Inc.*..................     879            9,291
           Aether Systems, Inc.*...............   2,548            9,580
           AFC Enterprises, Inc.*..............     926           19,455
           Aftermarket Technology Corp.*.......     531            7,699
           Agile Software Corp.*...............   2,659           20,581
           AGL Resources, Inc..................   3,942           95,790
           Airborne, Inc.......................   3,407           50,526
           Airgas, Inc.*.......................   4,066           70,139
           AirGate PCS, Inc.*..................   1,725            1,070
           AirTran Holdings, Inc.*.............   4,443           17,328
           Akamai Technologies, Inc.*..........   6,941           12,008
           Aksys, Ltd.*........................   1,796            9,519
           Alabama National BanCorporation.....     684           29,754
           Alamo Group, Inc....................     434            5,317
           Alamosa Holdings, Inc.*.............   5,199            2,703

          Common Stocks, continued
                                                 Shares         Value
                                                 -------    -------------
         ALARIS Medical, Inc.*..................     998    $       6,088
         Alaska Air Group, Inc.*................   1,699           36,783
         Alaska Communications Systems Holdings,
          Inc.*.................................     434              799
         Albany International Corp.--Class A....   1,669           34,482
         Albany Molecular Research, Inc.*.......   1,457           21,550
         Alderwoods Group, Inc.*................   2,812           13,298
         Alexander & Baldwin, Inc...............   2,880           74,275
         Alexander's, Inc.*.....................     136            8,779
         Alexandria Real Estate Equities, Inc...   1,253           53,378
         Alexion Pharmaceuticals, Inc.*.........   1,279           18,059
         Alfa Corp..............................   2,455           29,487
         Alico, Inc.............................     237            6,304
         Align Technology, Inc.*................   2,332            6,439
         Alkermes, Inc.*........................   3,844           24,102
         Allegiance Telecom, Inc.*..............   7,718            5,171
         Allegiant Bancorp., Inc................     833           15,185
         Allen Telecom, Inc.*...................   1,938           18,353
         ALLETE, Inc............................       1               23
         Alliance Gaming Corp.*.................   2,982           50,784
         Alliance Imaging, Inc.*................     820            4,346
         Alliance Semiconductor Corp.*..........   1,572            6,178
         Allied Capital Corp....................       1               22
         Allos Therapeutics, Inc.*..............   1,618           12,167
         Alloy, Inc. *..........................   2,201           24,101
         Allscripts Healthcare Solution, Inc.*..   1,631            3,898
         Alpharma, Inc..........................   2,081           24,785
         Altiris, Inc.*.........................     353            5,620
         Ambassadors Groups, Inc.*..............     390            5,047
         AMC Entertainment, Inc.*...............   2,068           18,302
         AMCOL International Corp...............   1,397            8,103
         Amcore Financial, Inc..................   1,742           37,801
         AMERCO*................................     701            3,099
         American Capital Strategies, Ltd.......   2,922           63,086
         American Financial Holdings, Inc.......   1,504           44,940
         American Healthways, Inc.*.............     752           13,160
         American Home Mortgage Holdings, Inc...     608            6,688
         American Italian Pasta Co.*............   1,168           42,025
         American Management Systems, Inc.*.....   2,761           33,104
         American Medical Security Group, Inc.*.     434            6,067
         American Medical Systems Holdings,
          Inc.*.................................   1,376           22,305
         American National Bankshares, Inc......     407           10,582
         American Pharmaceutical Partners, Inc.*     599           10,662
         American Physicians Capital, Inc.*.....     612           11,512
         American States Water Co...............   1,066           24,677
         American Superconductor Corp.*.........   1,444            4,346
         American Tower Corp.*..................  11,397           40,231
         American Woodmark Corp.................     323           15,343
         AMERIGROUP Corp.*......................     675           20,460
         AmeriPath, Inc.*.......................   1,984           42,655
         Ameristar Casinos, Inc.*...............     731           10,307
         Ameritrade Holding Corp.*..............   6,487           36,716
         Ameron International Corp..............     251           13,843
         Ametek, Inc............................   2,328           89,605
         Amli Residential Properties Trust......     943           20,067
         AmSurg Corp.*..........................   1,441           29,440
         Amylin Pharmaceuticals, Inc.*..........   4,320           69,724
         ANADIGICS, Inc.*.......................   2,157            5,565
         Analogic Corp..........................     467           23,485

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares         Value
                                                 -------    -------------
         Anaren Microwave, Inc.*................   1,584    $      13,939
         Anchor BanCorp Wisconsin, Inc..........   1,487           30,855
         Angelica Corp..........................     608           12,555
         Anixter International, Inc.*...........   2,201           51,173
         AnnTaylor Stores Corp.*................   3,100           63,302
         Answerthink, Inc.*.....................   3,305            8,263
         ANSYS, Inc.*...........................   1,036           20,927
         Anteon International Corp.*............   1,057           25,368
         Anthracite Capital, Inc................   3,241           35,327
         Antigenics, Inc.*......................   1,547           15,841
         Anworth Mortgage Asset Corp............   1,707           21,457
         APAC Customer Services, Inc.*..........   1,819            4,256
         Apex Mortgage Capital, Inc.............   2,060           13,472
         Aphton Corp.*..........................   1,440            5,602
         Apogee Enterprises, Inc................   1,996           17,866
         Applebee's International, Inc..........       2               46
         Applera Corp.--Celera Genomics
          Group*................................   4,842           46,241
         Applica, Inc.*.........................   1,138            5,690
         Applied Films Corp.*...................     777           15,532
         Applied Industrial Technologies, Inc...   1,351           25,534
         Applied Molecular Evolution, Inc.*.....     943            1,933
         Apria Healthcare Group, Inc.*..........   2,876           63,962
         Arbitron, Inc.*........................   2,068           69,278
         Arch Chemicals, Inc....................   1,414           25,806
         Arch Coal, Inc.........................   3,194           68,959
         Arctic Cat, Inc........................   1,062           16,992
         Arden Group, Inc.*.....................      93            5,628
         Arena Pharmaceuticals, Inc.*...........   1,372            8,932
         Argonaut Group, Inc....................   1,520           22,420
         Argosy Gaming Co.*.....................   1,754           33,203
         Ariad Pharmaceuticals, Inc.*...........   2,192            5,261
         Ariba, Inc.*...........................  18,643           46,235
         Arkansas Best Corp.*...................   1,512           39,283
         Armor Holdings, Inc.*..................   1,665           22,927
         ArQule, Inc.*..........................   1,497            4,566
         Array Biopharma, Inc.*.................   1,355            7,520
         Arris Group, Inc.*.....................   4,614           16,472
         Arrow Financial Corp...................     446           13,723
         Arrow International, Inc...............     654           26,598
         Artesyn Technologies, Inc.*............   2,085            8,006
         ArthroCare Corp.*......................   1,538           15,149
         Arthur J. Gallagher & Co...............       1               29
         Artisan Components, Inc.*..............   1,045           16,124
         Asbury Automotive Group, Inc.*.........     540            4,541
         Ascent Media Group, Inc.--Class A*.....     438              491
         Ascential Software Corp.*..............  17,023           40,855
         Asiainfo Holdings, Inc.*...............   2,039           12,928
         Aspect Communications Corp.*...........   3,704           10,519
         Aspen Technology, Inc.*................   2,693            7,621
         Associated Estates Realty Corp.........   1,142            7,709
         Astec Industries, Inc.*................   1,070           10,625
         AstroPower, Inc.*......................   1,317           10,523
         Asyst Technologies, Inc.*..............   2,693           19,794
         Ata Holdings Corp.*....................     225            1,028
         Atherogenics, Inc.*....................   1,755           13,005
         Atlantic Coast Airlines Holdings, Inc.*   2,863           34,442
         Atlas Air, Inc.*.......................   1,160            1,752
         ATMI, Inc.*............................   1,908           35,336
         Atmos Energy Corp......................   2,914           67,954

            Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
           Atrix Laboratories, Inc.*...........   1,440 $      22,088
           Atwood Oceanics, Inc.*..............     631        18,993
           Audiovox Corp.--Class A*............   1,181        12,213
           August Technology Corp.*............     515         2,606
           Aurora Foods, Inc.*.................   1,788         1,395
           Auspex Systems, Inc.*...............       2             1
           Avanex Corp.*.......................   4,128         4,326
           AVANIR Pharmaceuticals--Class A*....   4,111         4,111
           AVANT Immunotherapeutics, Inc.*.....       1             1
           Avatar Holdings, Inc.*..............     301         6,923
           Avenue A, Inc.*.....................   2,446         7,093
           Aviall, Inc.*.......................   1,312        10,562
           Avid Technology, Inc.*..............   1,754        40,254
           Avigen, Inc.*.......................   1,414         8,074
           Avista Corp.........................   3,370        38,957
           Avocent Corp.*......................   2,931        65,128
           Axcelis Technologies, Inc.*.........   6,906        38,736
           AXT, Inc.*..........................   1,313         2,363
           Aztar Corp.*........................   2,413        34,458
           Baldor Electric Co..................   2,145        42,364
           Baldwin & Lyons, Inc.--Class B......     403         9,491
           Bally Total Fitness Holding Corp.*..   2,174        15,414
           BancFirst Corp......................     272        12,784
           BancorpSouth, Inc...................       2            39
           Bandag, Inc.........................     735        28,430
           Bank Mutual Corp....................     781        18,065
           Bank of Granite Corp................     960        16,800
           Bank of the Ozarks, Inc.............     310         7,266
           Bankatlantic Bancorp, Inc.--Class A.   2,936        27,745
           BankUnited Financial Corp.--Class A*   1,504        24,335
           Banner Corp.........................     727        13,711
           Banta Corp..........................   1,763        55,129
           Barnes Group, Inc...................     727        14,794
           BARRA, Inc.*........................   1,054        31,968
           Bassett Furniture Industries, Inc...     710        10,167
           Bay View Capital Corp.*.............   4,422        25,427
           BE Aerospace, Inc.*.................   2,517         9,162
           Beasley Broadcast Group, Inc.--
            Class A*...........................     411         4,916
           Beazer Homes U.S.A., Inc.*..........     841        50,964
           Bebe Stores, Inc.*..................     306         4,100
           Bedford Property Investors, Inc.....   1,020        26,204
           BEI Technologies, Inc...............     769         8,605
           Bel Fuse, Inc.--Class B.............     688        13,863
           Belden, Inc.........................   1,597        24,306
           Bell Microproducts, Inc.*...........   1,223         6,775
           Benchmark Electronics, Inc.*........   1,602        45,913
           Benihana, Inc.--Class A*............     332         4,482
           Bentley Pharmaceuticals, Inc.*......     854         6,875
           Berkshire Hills Bancorp, Inc........     438        10,315
           Berry Petroleum Co.--Class A........   1,164        19,846
           Beverly Enterprises, Inc.*..........   6,912        19,699
           Bio-Rad Laboratories, Inc.--Class A*   1,190        46,052
           Bio-Reference Laboratories, Inc.*...     515         3,178
           Bio-Technology General Corp.*.......   4,124        13,201
           BioMarin Pharmaceutical, Inc.*......   2,558        18,034
           Biopure Corp.*......................   1,308         4,866
           Bioreliance Corp.*..................     237         5,491
           Biosite Diagnostics, Inc.*..........     807        27,454
           BKF Capital Group, Inc.*............     411         7,254

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
         Black Box Corp.........................   1,427 $      63,930
         Black Hills Corp.......................   1,890        50,123
         Blair Corp.............................     561        13,082
         Blyth, Inc.............................   2,277        60,932
         BMC Industries, Inc....................       2             3
         Bob Evans Farms, Inc...................   2,467        57,604
         Boca Resorts, Inc.--Class A*...........   2,010        21,507
         Bombay Co., Inc.*......................   2,332        11,660
         Bone Care International, Inc.*.........     675         6,568
         Borders Group, Inc.*...................       2            32
         Borland Software Corp.*................   4,277        52,607
         Boston Beer Co., Inc.--Class A*........     650         9,295
         Boston Communications Group, Inc.*.....     905        11,503
         Boston Private Financial Holdings, Inc.   1,355        26,910
         BostonFed Bancorp, Inc.................     276         7,369
         Bowne & Co., Inc.......................   2,361        28,214
         Boyd Gaming Corp.*.....................   2,188        30,741
         Boyds Collection, Ltd.*................   1,248         8,299
         Boykin Lodging Co......................   1,215        11,336
         Bradley Pharmaceuticals, Inc.*.........     582         7,583
         Brady Corp.--Class A...................   1,298        43,288
         Brandywine Realty Trust................   1,878        40,959
         Bridgford Foods Corp...................     204         2,287
         Briggs & Stratton Corp.................   1,525        64,767
         Bright Horizons Family Solutions, Inc.*     714        20,078
         BriteSmile, Inc.*......................     849           280
         Broadwing, Inc.*.......................  13,512        47,562
         Brookline Bancorp Inc..................   4,138        49,242
         Brooks-PRI Automation, Inc.*...........   2,383        27,309
         Brookstone, Inc.*......................     594         8,589
         Brown Shoe Co., Inc....................   1,236        29,454
         Bruker AXS Inc.*.......................     637         1,153
         Bruker Daltronics, Inc.*...............     791         3,844
         Brush Wellman, Inc.*...................   1,173         6,452
         Bryn Mawr Bank Corp....................     259         9,487
         BSB Bancorp, Inc.......................     608        12,750
         Buca, Inc.*............................   1,070         8,902
         Buckeye Technologies, Inc.*............   1,805        11,101
         Building Materials Holding Corp........     858        12,269
         Burlington Coat Factory Warehouse
          Corp..................................   1,257        22,563
         Bush Industries, Inc...................     594         2,875
         Butler Manufacturing Co................     391         7,566
         BWAY Corp.*............................     293         5,796
         C&D Technologies, Inc..................   1,831        32,354
         C-COR.net Corp.*.......................   2,218         7,364
         Cable Design Technologies Corp.*.......   3,127        18,449
         Cabot Microelectronics Corp.*..........   1,597        75,378
         Cabot Oil & Gas Corp...................   1,954        48,420
         Cache, Inc.*...........................     183         2,525
         CACI International, Inc.--Class A*.....   2,005        71,458
         Cadiz, Inc.*...........................   2,558         1,407
         Cal Dive International, Inc.*..........   2,591        60,889
         Calgon Carbon Corp.....................   2,361        11,663
         California First National Bancorp......     242         3,098
         California Pizza Kitchen, Inc.*........     998        25,151
         California Water Service Group.........     990        23,414
         Caliper Technologies Corp.*............   1,711         5,133
         Cambrex Corp...........................   1,585        47,883
         Camden National Corp...................     565        13,673

         Common Stocks, continued
                                                  Shares         Value
                                                  -------    -------------
        Camden Property Trust....................       1    $          33
        Caminus Corp.*...........................     608            1,423
        Cantel Medical Corp.*....................     467            5,912
        Capital Automotive Real Estate Investment
         Trust...................................   1,509           35,763
        Capital City Bank Group, Inc.............     493           19,321
        Capitol Bancorp, Ltd.....................     540           12,528
        Capstead Mortgage Corp...................     679           16,738
        Capstone Turbine Corp.*..................   5,463            4,917
        Caraustar Industries, Inc................   1,856           17,595
        CARBO Ceramics, Inc......................     646           21,770
        Cardiac Science, Inc.*...................   3,870            8,553
        CardioDynamics International Corp.*......   2,251            6,911
        Career Education Corp.*..................       1               40
        Carlisle Cos., Inc.......................   2,142           88,635
        Carmax, Inc.*............................       1               18
        Carpenter Technology Corp................   1,351           16,820
        Carreker Corp.*..........................   1,360            6,161
        Cascade Bancorp..........................     879           12,148
        Cascade Corp.............................     658           10,495
        Cascade Natural Gas Corp.................     777           15,540
        Casella Waste Systems, Inc.*.............   1,169           10,392
        Casey's General Stores, Inc..............   2,744           33,504
        Cash America International, Inc..........   1,547           14,727
        Catapult Communications Corp.*...........     374            4,469
        Cathay Bancorp, Inc......................   1,088           41,333
        Cato Corp.--Class A......................   1,028           22,195
        CB Bancshares, Inc.......................     233            9,907
        CBL & Associates Properties, Inc.........   1,427           57,151
        CBRL Group, Inc..........................       1               30
        CCBT Financial Cos., Inc.................     608           15,613
        CCC Information Services Group, Inc.*....     862           15,301
        CDI Corp.*...............................     833           22,474
        CEC Entertainment, Inc.*.................       1               31
        Cell Genesys, Inc.*......................   2,320           25,870
        Cell Therapeutics, Inc.*.................   2,340           17,012
        Centene Corp*............................     353           11,857
        Centennial Communications Corp.*.........     706            1,843
        Center Trust, Inc........................     739            5,764
        Centex Construction Products, Inc........     450           15,817
        Centillium Communications, Inc.*.........   1,959            4,427
        Central Coast Bancorp*...................     523           10,334
        Central Garden & Pet Co.*................   1,007           18,640
        Central Parking Corp.....................   1,227           23,141
        Central Vermont Public Service Corp......     820           14,990
        Century Aluminum Co......................     833            6,173
        Century Bancorp, Inc.--Class A...........     221            5,861
        Century Business Services, Inc.*.........   5,556           14,723
        Cepheid, Inc.*...........................   1,852            9,442
        Ceres Group, Inc.*.......................   1,338            2,569
        Cerus Corp.*.............................     947           20,361
        CFS Bancorp, Inc.........................     845           12,084
        CH Energy Group, Inc.....................   1,151           53,671
        Champion Enterprises, Inc.*..............   3,437            9,795
        Championship Auto Racing Teams, Inc.*....     760            2,812
        Champps Entertainment, Inc.*.............     582            5,535
        Charles River Associates, Inc.*..........     519            7,349
        Charles River Laboratories International,
         Inc.*...................................       2               77
        Charlotte Russe Holding, Inc.*...........     527            5,591

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
          Charming Shoppes, Inc.*..............   8,381 $      35,033
          Charter Financial Corp...............     276         8,578
          Charter Municipal Mortgage Acceptance
           Co..................................   2,901        50,391
          Chateau Communities, Inc.............   1,576        36,248
          Chattem, Inc.*.......................     731        15,022
          Checkers Drive-In Restaurants, Inc.*.     578         3,618
          Checkpoint Systems, Inc.*............   2,268        23,451
          Chelsea Property Group, Inc..........   2,143        71,383
          Chemed Corp..........................     689        24,356
          Chemical Financial Corp..............   1,591        51,151
          Cherokee, Inc.*......................     336         4,906
          Chesapeake Corp......................     986        17,600
          Chesapeake Energy Corp...............  10,004        77,431
          Chicago Pizza & Brewery, Inc.*.......     743         5,127
          Chico's FAS, Inc.*...................       1            19
          Chippac, Inc.--Class A*..............   3,416        12,127
          Chiquita Brands International, Inc.*.   2,531        33,561
          Chittenden Corp......................   2,094        53,355
          Choice Hotels International, Inc.*...   1,433        32,529
          Cholestech Corp.*....................     824         5,735
          Chordiant Software, Inc.*............   2,519         3,627
          Christopher & Banks Corp.*...........   1,654        34,321
          Churchill Downs, Inc.................     420        16,036
          Ciber, Inc.*.........................   3,925        20,214
          Cima Labs, Inc.*.....................   1,000        24,191
          Ciphergen Biosystems, Inc.*..........   1,440         4,968
          Circor International, Inc............     701        11,145
          Cirrus Logic, Inc.*..................   5,118        14,740
          Citizens First Bancorp, Inc..........     603        12,699
          Citizens, Inc.*......................   1,597        11,977
          City Bank............................     531        13,142
          City Holding Co......................   1,192        33,674
          CKE Restaurants, Inc.*...............   3,586        15,419
          Claire's Stores, Inc.................   2,984        65,856
          Clarcor, Inc.........................   1,750        56,473
          Clark/Bardes, Inc.*..................     998        19,211
          Clearone Communications, Inc.*.......     557         2,479
          CLECO Corp...........................   2,863        40,082
          Cleveland-Cliffs, Inc................     625        12,406
          Closure Medical Corp.*...............     370         3,878
          CNA Surety Corp......................   1,088         8,541
          CNET Networks, Inc.*.................   8,754        23,723
          CNF, Inc.............................       1            33
          Coachmen Industries, Inc.............   1,011        15,974
          Coastal Bancorp, Inc.................     268         8,670
          Coastal Financial Corp...............     586         7,993
          Cobalt Corp.*........................     663         9,149
          CoBiz, Inc...........................     525         7,796
          Coca-Cola Bottling Co................      60         3,871
          Cognex Corp.*........................   2,366        43,605
          Cognizant Technology Solutions Corp.*     575        41,532
          Coherent, Inc.*......................   2,035        40,598
          Cohu, Inc............................   1,457        21,418
          Coinstar, Inc.*......................   1,534        34,745
          Coldwater Creek, Inc.*...............     332         6,374
          Cole National Corp.*.................     684         7,798
          Collins & Aikman Corp.*..............   1,711         7,614
          Colonial Properties Trust............     999        33,906
          Columbia Bancorp.....................     407         8,966

           Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
          Columbia Banking System, Inc.*.......     934 $      11,778
          Columbia Laboratories, Inc.*.........   1,844         6,196
          Columbus Mckinnon Corp.*.............     862         3,294
          Comfort Systems U.S.A., Inc.*........   2,668         8,938
          Commerce Group, Inc..................   1,729        64,819
          Commerce One, Inc.*..................       2             6
          Commercial Federal Corp..............   3,196        74,626
          Commercial Metals Co.................   1,699        27,592
          Commercial NET Lease Realty..........   2,583        39,597
          Commonwealth Bancorp, Inc............     531        24,622
          Commonwealth Telephone Enterprises,
           Inc.*...............................     764        27,382
          Commscope, Inc.*.....................   3,638        28,740
          Community Bank System, Inc...........     799        25,049
          Community Banks, Inc,................     544        15,069
          Community First Bankshares, Inc......   2,812        74,405
          Community Trust Bancorp, Inc.........     888        22,324
          Compucom Systems, Inc.*..............   1,605         9,004
          CompuCredit Corp.*...................   1,206         8,526
          Computer Horizons Corp.*.............   2,213         7,237
          Computer Network Technology Corp.*...   1,788        12,695
          Computer Programs & Systems, Inc.*...     208         5,150
          CompX International, Inc.--Class B...     259         2,168
          Comstock Resources, Inc.*............   1,597        14,836
          Conceptus, Inc.*.....................   1,185        14,196
          Concord Camera Corp.*................   1,699         9,226
          Concord Communications, Inc.*........   1,121        10,078
          Concurrent Computer Corp.*...........   4,363        12,565
          CONMED Corp.*........................   1,898        37,182
          Connecticut Bancshares, Inc..........     791        30,414
          Connecticut Water Service, Inc.......     540        13,625
          Connetics Corp.*.....................   2,158        25,939
          Consolidated Graphics, Inc.*.........     781        17,377
          Cooper Cos., Inc.....................   2,145        53,668
          Coorstek, Inc.*......................     608        15,535
          Corinthian Colleges, Inc.*...........   2,668       101,011
          Corixa Corp.*........................   3,245        20,736
          Corn Products International, Inc.....   2,379        71,679
          Cornell Cos., Inc.*..................     922         8,298
          Cornerstone Realty Income Trust, Inc.   3,385        26,945
          Corporate Executive Board Co.*.......   2,608        83,247
          Corporate Office Properties Trust....   1,194        16,751
          Correctional Properties Trust........     505        10,959
          Corrections Corp. of America*........   1,975        33,871
          Corus Bankshares, Inc................     633        27,637
          Corvel Corp.*........................     463        16,552
          Cost Plus, Inc.*.....................   1,360        38,991
          CoStar Group, Inc.*..................     918        16,937
          Courier Corp.........................     259        11,873
          Covance, Inc.*.......................   4,388       107,900
          Covansys Corp.*......................   1,355         5,092
          Covenant Transport, Inc.*............     412         7,812
          CPB, Inc.............................     994        27,285
          CPI Corp.............................     497         7,202
          Crawford & Co.--Class B..............   1,873         9,365
          Cray, Inc.*..........................   3,245        24,889
          Credence Systems Corp.*..............   4,269        39,830
          Credit Acceptance Corp.*.............     939         5,992
          Cree Research, Inc.*.................   5,135        83,958
          Crompton Corp........................   8,012        47,671

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
          Cross Country, Inc.*.................   2,272 $      31,695
          Cross Media Marketing Corp.*.........     586           322
          Crown American Realty Trust..........   1,771        16,293
          Crown Cork & Seal Co., Inc.*.........  11,246        89,405
          Crown Media Holdings, Inc.--Class A*.   1,767         3,993
          Cryolife, Inc.*......................   1,147         7,834
          CSK Auto Corp.*......................   2,010        22,110
          CSS Industries, Inc.*................     233         7,712
          CT Communications, Inc...............   1,185        13,391
          CTS Corp.............................   2,105        16,314
          Cubic Corp...........................   1,088        20,051
          Cubist Pharmaceuticals, Inc.*........   1,908        15,703
          Culp, Inc.*..........................     425         3,613
          Cumulus Media, Inc.*.................       2            30
          Cuno, Inc.*..........................   1,096        36,300
          CuraGen Corp.*.......................   3,020        14,043
          Curative Health Services, Inc.*......     722        12,455
          Curtiss-Wright Corp..................     731        46,653
          CV Therapeutics, Inc.*...............   1,913        34,855
          CVB Financial Corp...................   1,856        47,199
          Cyberonics, Inc.*....................   1,530        28,152
          Cygnus, Inc.*........................       2             1
          Cymer, Inc.*.........................       1            32
          Cytec Industries, Inc.*..............   2,797        76,302
          D & K Healthcare Resources, Inc......     905         9,268
          Daisytek International Corp.*........   1,248         9,897
          Daktronics, Inc.*....................     986        13,192
          Datascope Corp.......................     837        20,758
          Datastream Systems, Inc.*............   1,100         7,040
          Dave & Buster's, Inc.*...............     773         6,686
          DDi Corp.*...........................   3,386           745
          Deb Shops, Inc.......................     293         6,508
          Decode Genetics, Inc.*...............   2,558         4,732
          Del Laboratories, Inc.*..............     293         5,919
          Del Monte Foods Co.*.................  12,982        99,961
          dELiA*s Corp.*.......................   2,280         1,026
          Delphi Financial Group, Inc.--Class A     928        35,227
          Delta & Pine Land Co.................   2,591        52,882
          Deltagen, Inc.*......................     556           267
          Deltic Timber Corp...................     696        18,583
          Denbury Resources, Inc.*.............   1,665        18,815
          Dendrite International, Inc.*........   2,183        16,307
          Department 56, Inc.*.................     777        10,023
          Developers Diversified Realty Corp...       1            22
          DHB Industries, Inc.*................   1,173         1,947
          Dial Corp............................       2            41
          DiamondCluster International, Inc.--
           Class A*............................   1,431         4,493
          DIANON Systems, Inc.*................     594        28,340
          Digene Corp.*........................     828         9,489
          Digex, Inc.*.........................       1             0
          Digimarc Corp.*......................     625         7,088
          Digital Insight Corp.*...............   1,992        17,310
          Digital River, Inc.*.................   1,886        22,538
          Digitas, Inc.*.......................     658         2,277
          Dime Community Bancshares, Inc.......   1,572        30,104
          DIMON, Inc...........................   2,905        17,430
          Dionex Corp.*........................   1,233        36,632
          Discovery Partners International*....   1,194         3,319
          Diversa Corp.*.......................   1,695        15,340

           Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
          Dj Orthopedics, Inc.*.................     515 $       1,936
          Docucorp International, Inc.*.........     556         3,681
          Documentum, Inc.*.....................   2,791        43,707
          Dollar Thrifty Automotive Group, Inc.*   1,722        36,420
          Dominion Homes, Inc.*.................     174         2,480
          Dominion Resources, Inc...............       1            55
          Donaldson Co., Inc....................       1            36
          DoubleClick, Inc.*....................   8,368        47,363
          Dover Downs Gaming & Entertainment,
           Inc..................................     701         6,372
          Dover Motorsports, Inc................   1,100         5,115
          DQE, Inc..............................   5,042        76,839
          Dress Barn, Inc.*.....................   1,962        26,095
          Drew Industries, Inc.*................     365         5,858
          Drexler Technology Corp.*.............     594         7,484
          Drill-Quip, Inc.*.....................     446         7,537
          DRS Technologies, Inc.*...............   1,164        36,468
          drugstore.com, Inc.*..................   1,835         4,404
          DSP Group, Inc.*......................   1,908        30,185
          Duane Reade, Inc.*....................   1,531        26,027
          Ducommun, Inc.*.......................     484         7,671
          DuPont Photomasks, Inc.*..............     841        19,553
          Dura Automotive Systems, Inc.*........   1,040        10,442
          Durect Corp.*.........................   1,738         3,511
          DVI, Inc.*............................     879         6,636
          Dycom Industries, Inc.*...............   3,373        44,692
          Dynacq International, Inc.*...........     378         5,431
          Dynamics Research Corp.*..............     471         6,599
          E.piphany, Inc.*......................   4,421        18,436
          EarthLink, Inc.*......................   8,818        48,058
          EarthShell Corp.*.....................   4,948         2,870
          East-West Bancorp, Inc................   1,665        60,073
          Eastgroup Properties, Inc.............   1,021        26,036
          Echelon Corp.*........................   1,764        19,774
          Eclipsys Corp.*.......................   2,439        13,049
          EDO Corp..............................   1,079        22,422
          eFunds Corp.*.........................   3,283        29,908
          EGL, Inc.*............................   2,430        34,628
          El Paso Electric Co.*.................   3,300        36,300
          Electro Rent Corp.*...................     986        11,951
          Electro Scientific Industries, Inc.*..   1,939        38,780
          Electroglas, Inc.*....................   1,492         2,298
          Electronics Boutique Holdings Corp.*..     710        11,226
          Electronics for Imaging, Inc.*........   3,823        62,166
          Elizabeth Arden, Inc.*................     918        13,586
          ElkCorp...............................   1,368        23,666
          Embarcadero Technologies, Inc.*.......     565         3,373
          Embrex, Inc.*.........................     505         5,620
          EMC Insurance Group, Inc..............     162         2,895
          EMCOR Group, Inc.*....................   1,045        55,396
          EMCORE Corp.*.........................   1,699         3,721
          Emisphere Technologies, Inc.*.........       2             7
          Empire District Electric Co...........   1,570        28,574
          EMS Technologies, Inc.*...............     739        11,537
          Encompass Services Corp.*.............       1             0
          Encore Acquisition Co.*...............     621        11,439
          Encore Wire Corp.*....................     934         8,453
          Endo Pharmaceuticals Holdings, Inc.*..   1,483        11,418
          Endocardial Solutions, Inc.*..........     968         3,272
          Energen Corp..........................   2,425        70,568

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares         Value
                                                  -------    -------------
         Energy Conversion Devices, Inc.*........   1,053    $      10,320
         Energy Partners, Ltd.*..................   1,351           14,456
         Energysouth, Inc........................     293            8,263
         Engineered Support Systems, Inc.........     920           33,727
         Ennis Business Forms, Inc...............   1,146           13,317
         Entegris, Inc.*.........................   3,237           33,341
         Enterasys Networks, Inc.*...............  11,397           17,779
         Entertainment Properties Trust..........   1,206           28,365
         Entrust Technologies, Inc.*.............   3,377           11,347
         Enzo Biochem, Inc.*.....................   1,626           22,764
         Enzon, Inc.*............................   3,029           50,645
         Eon Labs, Inc.*.........................     692           13,086
         EPIQ Systems, Inc.*.....................     696           10,663
         Epix Medical, Inc.*.....................     879            6,355
         Equity Inns, Inc........................   2,855           17,187
         Equity One, Inc.........................     434            5,794
         eResearch Technology, Inc.*.............     569            9,531
         Escalade, Inc.*.........................     251            5,020
         ESCO Technologies, Inc.*................     841           31,117
         eSPEED, Inc.--Class A*..................   1,584           26,834
         Esperion Therapeutics, Inc.*............   2,060           14,642
         ESS Technology, Inc.*...................   2,137           13,442
         Essex Property Trust, Inc...............   1,016           51,664
         Esterline Technologies Corp.*...........   1,462           25,834
         Ethan Allen Interiors, Inc..............       1               34
         eUniverse, Inc.*........................     888            5,044
         Euronet Worldwide, Inc.*................   1,003            7,533
         Evergreen Resources, Inc.*..............   1,333           59,785
         Exact Sciences Corp.*...................     803            8,696
         Exar Corp.*.............................   2,754           34,150
         Excel Technology, Inc.*.................     616           11,020
         EXE Technologies, Inc.*.................       1                1
         Exelixis, Inc.*.........................   3,182           25,456
         Exploration Co. of Delaware*............   1,096            3,266
         ExpressJet Holdings, Inc.*..............   2,116           21,689
         Extreme Networks, Inc.*.................   7,264           23,753
         Exult, Inc.*............................   3,335           10,605
         F&M Bancorp.............................     760           24,320
         F.A.O., Inc.*...........................   1,173              551
         F5 Networks, Inc.*......................   1,563           16,787
         Factory 2-U Stores, Inc.*...............     913            3,114
         FactSet Research Systems, Inc...........   1,468           41,500
         Fair, Isaac & Co., Inc..................       2               85
         FalconStor Software, Inc.*..............   2,402            9,320
         Farmer Brothers Co......................      60           18,540
         Farmers Capital Bank Corp...............     433           14,397
         FBL Financial Group, Inc.--Class A......     803           15,635
         FBR Asset Investment Corp...............   1,440           48,816
         Federal Agricultural Mortgage Corp.--
          Class C*...............................     557           17,066
         Federal Realty Investment Trust.........   2,718           76,430
         Federal Signal Corp.....................   3,364           65,329
         FEI Co.*................................   1,700           25,993
         FelCor Lodging Trust, Inc...............   3,474           39,743
         Ferro Corp..............................   2,286           55,847
         Fidelity Bankshares, Inc................   1,113           19,923
         Fidelity National Information Solutions,
          Inc.*..................................   1,024           17,664
         Filenet Corp.*..........................   2,349           28,658

          Common Stocks, continued
                                                  Shares      Value
                                                  ------- -------------
         Financial Federal Corp.*................     892 $      22,416
         Financial Industries Corp...............     552         7,860
         Financial Institutions, Inc.............     544        15,972
         Finisar Corp.*..........................   9,387         8,918
         Finish Line, Inc.--Class A*.............   1,325        13,979
         Finlay Enterprises, Inc.*...............     374         4,510
         First BanCorp.--Puerto Rico.............     510        11,990
         First BanCorp...........................   2,349        53,087
         First Banks America, Inc.*..............      56         2,270
         First Busey Corp........................     637        14,689
         First Charter Corp......................   2,170        39,060
         First Citizens BancShares, Inc.--Class A     425        41,055
         First Commonwealth Financial Corp.......   4,143        47,645
         First Community Bancorp--Class A........     692        22,788
         First Community Bankshares, Inc.........     621        19,102
         First Consulting Group, Inc.*...........   1,279         7,367
         First Defiance Financial Corp...........     374         7,069
         First Essex Bancorp, Inc................     467        15,598
         First Federal Capital Corp..............   1,211        23,382
         First Financial Bancorp.................   2,540        41,633
         First Financial Bankshares, Inc.........     870        33,060
         First Financial Corp....................     480        23,342
         First Financial Holdings, Inc...........     947        23,448
         First Horizon Pharmaceutical Corp.*.....   1,572        11,755
         First Indiana Corp......................     816        15,112
         First Merchants Corp....................   1,035        23,588
         First National Corp.....................     540        12,960
         First Niagara Financial Group...........     654        17,082
         First Oak Brook Bancshares, Inc.........     301         9,457
         First Place Financial Corp..............     901        14,984
         First Republic Bank *...................     726        14,513
         First Sentinel Bancorp, Inc.............   1,746        25,125
         First South Bancorp, Inc................     195         6,938
         First State Bancorporation..............     416        10,317
         FirstFed America Bancorp, Inc...........     510        12,674
         FirstFed Financial Corp. *..............   1,215        35,174
         Fisher Communications, Inc..............     348        18,347
         Fisher Scientific International, Inc. *.       2            60
         Flagstar Bancorp, Inc...................     947        20,455
         Fleetwood Enterprises, Inc. *...........   2,467        19,366
         Fleming Cos., Inc.......................   3,262        21,431
         FLIR Systems, Inc. *....................   1,053        51,386
         Florida East Coast Industries, Inc......   1,605        37,236
         Florida Rock Industries, Inc............   1,389        52,852
         Flow International Corp. *..............     926         2,361
         Flowers Foods, Inc......................   1,555        30,338
         Flowserve Corp. *.......................       1            15
         Flushing Financial Corp.................     701        11,481
         FMC Corp. *.............................   2,107        57,563
         FNB Corp................................     407         9,658
         Foamex International, Inc. *............   1,520         4,803
         Footstar, Inc. *........................   1,420         9,883
         Forrester Research, Inc. *..............   1,003        15,617
         Forward Air Corp. *.....................     807        15,664
         Fossil, Inc. *..........................   1,414        28,761
         Foundry Networks, Inc. *................   6,070        42,733
         FPIC Insurance Group, Inc. *............     620         4,278
         Franklin Electric Co., Inc..............     450        21,605
         Franklin Financial Corp.................     191         4,380
         Fred's, Inc.............................   1,525        39,193

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
         FreeMarkets, Inc.*.....................   2,766 $      17,810
         Fremont General Corp...................   4,116        18,481
         Friedman's, Inc.--Class A..............   1,168        10,138
         Friedman, Billings, Ramsey Group, Inc.*   1,157        10,830
         Frontier Airlines, Inc.*...............   2,081        14,068
         Frontier Financial Corp................   1,134        29,008
         Frontier Oil Corp......................   1,839        31,668
         FSI International, Inc.*...............   2,074         9,333
         FTI Consulting, Inc.*..................   1,538        61,751
         FuelCell Energy, Inc.*.................   2,411        15,797
         Fuller (H. B.) Co......................   1,996        51,656
         Fulton Financial Corp..................       1            18
         G & K Services, Inc....................   1,376        48,712
         Gabelli Asset Management, Inc.--
          Class A*..............................     438        13,158
         Gables Residential Trust...............   1,750        43,628
         Gaiam, Inc.*...........................     386         4,003
         Galyan's Trading Co.*..................     731         7,310
         Gardner Denver, Inc.*..................   1,117        22,675
         Gart Sports Co.*.......................     442         8,553
         Gartner Group, Inc.*...................   5,832        53,654
         Gaylord Entertainment Co.*.............   1,551        31,951
         GBC Bancorp............................     544        10,532
         GenCorp, Inc...........................   2,192        17,361
         Gene Logic, Inc.*......................   1,898        11,938
         Genencor International, Inc.*..........     679         6,641
         General Binding Corp.*.................     416         3,528
         General Cable Corp.....................   2,333         8,865
         General Communication, Inc.--Class A*..   2,914        19,553
         Genesco, Inc.*.........................   1,414        26,343
         Genesee & Wyoming, Inc.--Class A*......     816        16,606
         Genesis Microchip, Inc.*...............   2,153        28,097
         Genlyte Group, Inc.*...................     849        26,455
         Genta, Inc.*...........................   3,007        23,124
         Gentiva Health Services, Inc...........   1,601        14,105
         Genzyme Corp.--Genzyme Biosurgery
          Division*.............................   2,646         6,747
         Georgia Gulf Corp......................   1,937        44,822
         German American Bancorp................     688        10,698
         Geron Corp.*...........................   1,742         6,271
         Getty Realty Corp......................   1,088        20,618
         Gibraltar Steel Corp...................     594        11,310
         Glacier Bancorp, Inc...................   1,117        26,329
         Gladstone Capital Corp.................     625        10,294
         Glatfelter (P.H.) Co...................     692         9,107
         Glenborough Realty Trust, Inc..........   1,105        19,691
         Glimcher Realty Trust..................   2,085        37,009
         Global Imaging Systems, Inc.*..........     565        10,384
         Global Industries, Ltd.*...............   4,697        19,586
         Global Power Equipment Group, Inc.*....   1,572         7,750
         GlobespanVirata, Inc.*.................   7,805        34,420
         Gold Banc Corp., Inc...................   2,379        23,602
         Golden Telecom, Inc.*..................     990        12,523
         Goody's Family Clothing, Inc.*.........   1,113         4,942
         Gorman-Rupp Co.........................     519        12,197
         GrafTech International, Ltd.*..........   4,006        23,876
         Granite Construction, Inc..............   2,264        35,092
         Granite State Bankshares, Inc..........     361        15,772
         Graphic Packaging International Corp.*.   1,597         9,007
         Gray Television, Inc...................     627         7,430

         Common Stocks, continued
                                                  Shares      Value
                                                  ------- -------------
        Great American Financial Resources,
         Inc.....................................     515 $       8,858
        Great Atlantic & Pacific Tea Co.*........   1,177         9,487
        Great Lakes Chemical Corp................   2,637        62,972
        Great Lakes REIT, Inc....................     926        15,418
        Great Southern Bancorp, Inc..............     399        14,663
        Greater Bay Bancorp......................       1            17
        Green Mountain Coffee Roasters, Inc.*....     220         3,324
        Greif Brothers Corp.--Class A............     910        21,658
        Grey Global Group, Inc...................      50        30,555
        Grey Wolf, Inc.*.........................  11,800        47,082
        Griffon Corp.*...........................   1,865        25,401
        Group 1 Automotive, Inc.*................   1,321        31,545
        GSI Commerce, Inc.*......................   1,316         4,803
        Guess?, Inc.*............................     527         2,208
        Guilford Pharmaceuticals, Inc.*..........   1,704         6,782
        Guitar Center, Inc.*.....................     960        15,898
        Gulf Island Fabrication, Inc.*...........     492         7,995
        GulfMark Offshore, Inc.*.................     947        13,968
        Gymboree Corp.*..........................   1,688        26,772
        Haemonetics Corp.*.......................   1,267        27,190
        Hain Celestial Group, Inc.*..............   1,659        25,217
        Hall, Kinion & Associates, Inc.*.........     710         3,970
        Hancock Fabrics, Inc.....................   1,194        18,209
        Hancock Holding Co.......................     939        41,926
        Handleman Co.*...........................   1,750        20,124
        Handspring, Inc.*........................   3,029         2,878
        Hanger Orthopedic Group, Inc.*...........   1,360        17,884
        Hanmi Financial Corp.*...................     616        10,330
        Hanover Compressor Co.*..................   3,403        31,239
        Harbor Florida Bancshares, Inc...........   1,499        33,757
        Harland (John H.) Co.....................   2,061        45,610
        Harleysville Group, Inc..................   2,085        55,107
        Harleysville National Corp...............   1,371        36,633
        Harmonic, Inc.*..........................   4,202         9,665
        Harris Interactive, Inc.*................   2,608         7,694
        Harvard Bioscience, Inc.*................   1,381         4,555
        Harvest Natural Resources, Inc.*.........   2,446        15,777
        Haverty Furniture Cos., Inc..............   1,074        14,929
        Hawthorne Financial Corp.*...............     527        15,041
        Headwaters, Inc.*........................   1,929        29,919
        Health Care REIT, Inc....................   2,749        74,360
        Healthcare Realty Trust, Inc.............   2,957        86,491
        Healthcare Services Group, Inc.*.........     654         8,528
        HealthExtras, Inc.*......................   1,074         4,350
        HealthTronics Surgical Services, Inc.*...     557         4,462
        Heartland Express, Inc.*.................   2,103        48,182
        Hecla Mining Co.*........................   6,065        30,689
        HEICO Corp...............................     994        10,546
        Heidrick & Struggles International, Inc.*   1,275        18,704
        Helix Technology Corp....................   1,841        20,619
        Heritage Property Investment Trust.......   1,266        31,612
        Herley Industries, Inc.*.................     841        14,640
        Hibbet Sporting Goods, Inc.*.............     492        11,769
        Hickory Tech Corp........................     987         9,406
        Hilb, Rogal & Hamilton Co................   2,353        96,237
        Hollinger International, Inc.............   3,870        39,319
        Holly Corp...............................     692        15,120
        Hollywood Casino Corp.*..................     727         8,928
        Hollywood Entertainment Corp.*...........   3,721        56,187

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
          Hologic, Inc.*.......................   1,359 $      16,593
          Home Properties of New York, Inc.....   1,832        63,112
          HomeStore.com, Inc.*.................   5,459         4,640
          HON Industries, Inc..................       2            57
          Hooper Holmes, Inc...................   3,778        23,197
          Horace Mann Educators Corp...........   2,504        38,386
          Horizon Offshore, Inc.*..............   1,244         6,195
          Horizon Organic Holding Corp.*.......     459         7,431
          Hot Topic, Inc.*.....................   2,228        50,977
          Houston Exploration Co.*.............     714        21,848
          Hovnanian Enterprises--Class A*......   1,057        33,506
          HRPT Properties Trust................   9,090        74,902
          Hudson River Bancorp, Inc............   1,074        26,582
          Hughes Supply, Inc...................   1,682        45,952
          Humboldt Bancorp.....................     756         7,938
          Hutchinson Technology, Inc.*.........   1,784        36,929
          Hydril Co.*..........................     816        19,233
          Hypercom Corp.*......................   2,383         8,888
          Hyperion Solutions Corp.*............   2,349        60,299
          I-many, Inc.*........................   2,841         4,034
          IBERIABANK Corp......................     420        16,867
          ICT Group, Inc.*.....................     212         2,457
          ICU Medical, Inc.*...................     743        27,714
          Identix, Inc.*.......................   5,917        30,473
          IDEX Corp............................   1,951        63,798
          IDEXX Laboratories, Inc.*............   2,247        73,813
          iDine Rewards Network, Inc.*.........   1,198        12,723
          IDX Systems Corp.*...................   1,194        20,334
          iGate Capital Corp.*.................   1,419         3,718
          IGEN International, Inc.*............   1,125        48,206
          IHOP Corp.*..........................   1,393        33,432
          II-VI, Inc.*.........................     769        12,350
          IKON Office Solutions, Inc...........       2            14
          ILEX Oncology, Inc.*.................   2,291        16,174
          Illumina, Inc.*......................   1,674         5,641
          Imagistics International, Inc.*......   1,173        23,460
          Imation Corp.*.......................   2,472        86,718
          ImClone Systems, Inc.*...............   3,607        38,310
          IMCO Recycling, Inc.*................     791         6,431
          Immucor, Inc.*.......................     735        14,884
          ImmunoGen, Inc.*.....................   3,096         9,598
          Immunomedics, Inc....................   2,884        13,324
          IMPAC Mortgage Holdings, Inc.........   2,999        34,489
          IMPATH, Inc.*........................   1,100        21,692
          Impax Laboratories, Inc.*............   1,839         7,374
          IMPCO Technologies, Inc.*............     769         3,607
          INAMED Corp.*........................     883        27,196
          Incyte Genomics, Inc.*...............   4,743        21,628
          Independence Holding Co..............     229         4,917
          Independent Bank Corp................     866        26,205
          Independent Bank Corp.--Massachusetts     849        19,357
          Indevus Pharmaceuticals, Inc.*.......   2,668         5,707
          IndyMac Bancorp, Inc.*...............       1            18
          Inet Technologies, Inc.*.............     824         5,026
          InFocus Corp.*.......................   2,583        15,911
          Infogrames, Inc.*....................     391           692
          Infonet Services Corp.--Class B*.....   4,427         8,765
          Informatica Corp.*...................   4,035        23,242
          Information Holdings, Inc.*..........     718        11,143
          Information Resources, Inc.*.........   1,933         3,093

          Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
         Inforte Corp.*.........................     411 $       3,185
         Infospace, Inc.*.......................       2            17
         infoUSA, Inc.*.........................   1,805         8,971
         Ingles Markets, Inc.--Class A..........     701         8,250
         Inhale Therapeutic Systems, Inc.*......   3,895        31,472
         Inktomi Corp.*.........................  10,254        16,406
         InnKeepers U.S.A. Trust................   1,775        13,597
         Input/Output, Inc.*....................   3,161        13,434
         Inrange Technologies Corp.--Class B*...     612         1,438
         Insight Communications Co., Inc.*......   2,913        36,062
         Insight Enterprises, Inc.*.............   2,888        23,999
         Insignia Financial Group, Inc.*........   1,372         9,947
         Insituform Technologies, Inc.--Class A*   1,598        27,246
         Insurance Auto Auctions, Inc.*.........     701        11,630
         Integra Bank Corp......................   1,088        19,388
         Integra LifeSciences Holdings*.........   1,304        23,016
         Integral Systems, Inc.*................     651        13,053
         Integrated Defense Technologies, Inc.*.     531         7,700
         Integrated Electrical Services, Inc.*..   2,294         8,832
         Integrated Silicon Solution, Inc.*.....   1,886         8,223
         Inter Parfums, Inc.....................     229         1,772
         Inter-Tel, Inc.........................   1,275        26,660
         InterCept, Inc.*.......................   1,100        18,624
         Interchange Financial Services Corp....     603         9,708
         Interdigital Communications Corp.*.....   3,835        55,838
         Interface, Inc.........................   3,075         9,440
         Intergraph Corp.*......................   3,296        58,537
         Interland, Inc.*.......................   8,636        11,226
         Intermagnetics General Corp.*..........   1,040        20,426
         Intermet Corp..........................   1,516         6,367
         InterMune, Inc.*.......................   1,757        44,821
         International Bancshares Corp..........   1,597        63,002
         International Multifoods Corp.*........   1,113        23,584
         International Specialty Products, Inc.*     743         7,586
         Internet Capital Group, Inc.*..........       2             1
         Internet Security Systems, Inc.*.......   2,681        49,143
         Interpool, Inc.........................     395         6,344
         Interpore International, Inc.*.........   1,215         7,776
         Interstate Bakeries Corp...............   3,071        46,833
         InterTAN, Inc.*........................   1,504        10,754
         Intertrust Technologies Corp.*.........   5,170        21,869
         Interwoven, Inc.*......................   7,480        19,448
         Intrado, Inc.*.........................   1,070        10,486
         Intuitive Surgical, Inc.*..............   2,120        13,059
         Invacare Corp..........................   1,856        61,805
         Inverness Medical Innovation, Inc.*....     650         8,548
         Investors Real Estate Trust............   2,243        22,385
         Invision Technologies, Inc.*...........     816        21,510
         Iomega Corp.*..........................   3,612        28,354
         Ionics, Inc.*..........................   1,238        28,226
         IRT Property Co........................   2,366        28,084
         Irwin Financial Corp...................   1,083        17,870
         ISIS Pharmaceuticals, Inc.*............   3,288        21,668
         Isle of Capri Casinos, Inc.*...........   1,020        13,505
         ITLA Capital Corp.*....................     323        10,733
         Itron, Inc.*...........................   1,474        28,257
         ITT Educational Services, Inc.*........   2,994        70,509
         ITXC Corp.*............................   1,248         2,895
         Ixia*..................................   1,517         5,537
         IXYS Corp.*............................     870         6,142

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                 Shares         Value
                                                 -------    -------------
          J & J Snack Foods Corp.*..............     425    $      15,177
          J. Jill Group, Inc.*..................   1,270           17,755
          J.B. Hunt Transport Services, Inc.*...   1,568           45,942
          J2 Global Communications, Inc.*.......     349            6,645
          Jack in the Box, Inc.*................   2,600           44,954
          JAKKS Pacific, Inc.*..................   1,721           23,182
          Jarden Corp.*.........................     812           19,382
          JDA Software Group, Inc.*.............   1,971           19,039
          JDN Realty Corp.......................   2,455           26,882
          Jefferies Group, Inc..................   1,365           57,288
          JLG Industries, Inc...................   2,974           22,394
          JM Smucker Co.........................   3,135          124,805
          Jo-Ann Stores, Inc.--Class A*.........   1,007           23,131
          Johnson Outdoors, Inc.*...............     255            2,517
          Jones Lang LaSalle, Inc.*.............   2,132           32,790
          Journal Register Co.*.................   1,920           34,137
          Joy Global, Inc.*.....................   3,270           36,820
          K-Swiss, Inc.--Class A................     828           17,976
          K-V Pharmaceutical Co.*...............   1,605           37,237
          K2, Inc.*.............................   1,267           11,910
          Kadant, Inc.*.........................     955           14,325
          Kaman Corp.--Class A..................   1,580           17,380
          Kansas City Life Insurance Co.........     255            9,665
          Kansas City Southern Industries, Inc.*   4,242           50,904
          Kaydon Corp...........................   1,938           41,105
          Keane, Inc.*..........................   3,912           35,169
          Keithley Instruments, Inc.............     416            5,200
          Kellwood Co...........................   1,784           46,383
          Kelly Services, Inc.--Class A.........   1,190           29,405
          Kendle International, Inc.*...........     743            6,539
          Kennametal, Inc.......................   2,430           83,786
          Kenneth Cole Productions, Inc.*.......     497           10,089
          Kensey Nash Corp.*....................     510            9,318
          Key Energy Group*.....................   7,922           71,060
          Keynote Systems, Inc.*................   1,695           13,085
          Keystone Automotive Industries, Inc.*.     722           10,844
          Keystone Property Trust...............   1,155           19,600
          kforce.com, Inc.*.....................   1,368            5,773
          Kilroy Realty Corp....................   1,711           39,439
          Kimball International, Inc.--Class B..   2,390           34,058
          Kindred Healthcare, Inc.*.............     795           14,430
          Kirby Corp.*..........................   1,312           35,936
          Knight Trading Group, Inc.*...........   5,743           27,509
          Knight Transportation, Inc.*..........   1,686           35,406
          Koger Equity, Inc.....................   1,343           20,951
          Kopin Corp.*..........................   4,895           19,188
          Korn/Ferry International*.............   2,664           19,927
          KOS Pharmaceuticals, Inc.*............     378            7,182
          Kosan Biosciences, Inc.*..............   1,210            7,345
          Kramont Realty Trust..................   1,296           18,986
          Kroll, Inc.*..........................   1,848           35,260
          Kronos, Inc.*.........................   1,387           51,305
          Kulicke & Soffa Industries, Inc.*.....   3,474           19,871
          Kyphon, Inc.*.........................     425            3,630
          La Jolla Pharmaceutical Co.*..........   2,986           19,409
          La Quinta Corp.*......................   9,701           42,684
          LabOne, Inc.*.........................     374            6,627
          Labor Ready, Inc.*....................   2,884           18,515
          Laclede Group, Inc....................   1,331           32,210
          Ladish Co., Inc.*.....................     642            5,175

           Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
          Lakeland Bancorp, Inc.................     824 $      14,725
          Lakeland Financial Corp...............     357         8,372
          Lance, Inc............................   1,707        20,209
          LandAmerica Financial Group, Inc......   1,308        46,369
          Landauer, Inc.........................     573        19,912
          Landry's Restaurants, Inc.............   1,547        32,858
          Landstar System, Inc.*................   1,075        62,737
          Lannett Co., Inc.*....................     259         4,242
          Lasalle Hotel Properties..............   1,185        16,590
          Lattice Semiconductor Corp.*..........   6,019        52,787
          Lawson Products, Inc..................     344        10,657
          Lawson Software, Inc.*................     990         5,693
          Leap Wireless International, Inc.*....       2             0
          Learning Tree International, Inc.*....     735        10,070
          LeCroy Corp.*.........................     582         6,460
          Lee Enterprises, Inc..................       2            67
          Leeds Federal Bankshares, Inc.........      85         2,712
          Legato Systems, Inc.*.................   6,142        30,894
          LendingTree, Inc.*....................     497         6,401
          Lennox International, Inc.............   3,011        37,788
          Lexar Media, Inc.*....................   2,294        14,383
          Lexicon Genetics, Inc.*...............   2,361        11,168
          Lexington Corporate Properties Trust..   1,813        28,827
          Libbey, Inc...........................   1,083        28,158
          Liberate Technologies, Inc.*..........   7,540        10,782
          Liberty Corp..........................   1,185        45,978
          Lifecore Biomedical, Inc.*............     701         6,015
          Lifeline Systems, Inc.*...............     280         6,280
          Ligand Pharmaceuticals, Inc.--Class B*   3,640        19,547
          Lightbridge, Inc.*....................   1,992        12,252
          Lincoln Electric Holdings, Inc........   2,240        51,856
          Lindsay Manufacturing Co..............     701        15,001
          Linens'n Things, Inc.*................   2,553        57,698
          Liquidmetal Technologies*.............     353         3,629
          Lithia Motors, Inc.--Class A*.........     764        11,987
          Littelfuse, Inc.*.....................   1,381        23,284
          LNR Property Corp.....................   1,580        55,932
          Local Financial Corp.*................   1,351        19,792
          LodgeNet Entertainment Corp.*.........     777         8,298
          Lone Star Steakhouse & Saloon, Inc....   1,194        23,092
          Lone Star Technologies, Inc.*.........   2,016        30,018
          Longs Drug Stores Corp................   2,174        45,089
          Longview Fibre Co.....................   3,602        26,042
          LookSmart, Ltd.*......................   4,821        11,956
          Louisiana-Pacific Corp.*..............   7,378        59,466
          LSB Bancshares, Inc...................     594         9,623
          LSI Industries, Inc...................   1,007        13,947
          LTC Properties, Inc...................     994         6,680
          LTX Corp. *...........................   3,213        19,374
          Lubrizol Corp.........................       1            31
          Luby's, Inc.*.........................   1,580         4,598
          Lufkin Industries, Inc................     395         9,263
          Luminex Corp.*........................   1,355         5,569
          Lydall, Inc.*.........................   1,036        11,759
          M.D.C. Holdings, Inc..................   1,364        52,187
          M/I Schottenstein Homes, Inc..........     849        23,602
          Macatawa Bank Corp....................     467         9,270
          Macdermid, Inc........................   1,827        41,747
          Macerich Co...........................   2,298        70,664
          Macromedia, Inc.*.....................       2            21

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares      Value
                                                  ------- -------------
         Macrovision Corp.*......................   2,851 $      45,730
         MAF Bancorp, Inc........................   1,338        45,398
         Magma Design Automation, Inc.*..........   1,304        12,492
         Magna Entertainment Corp.*..............   3,118        19,332
         MagneTek, Inc.*.........................   1,385         6,149
         Magnum Hunter Resources, Inc.*..........   3,411        20,295
         Mail-Well, Inc.*........................   2,005         5,013
         Main Street Banks, Inc..................     735        14,112
         MainSource Financial Group, Inc.........     412         9,893
         Manhattan Associates, Inc.*.............   1,369        32,391
         Manitowoc Co............................   1,860        47,430
         ManTech International Corp.--Class A*...     505         9,630
         Manufactured Home Communities, Inc......     905        26,815
         Manufacturers' Services, Ltd.*..........   1,011         5,601
         Manugistics Group, Inc.*................   4,188        10,051
         MAPICS, Inc.*...........................   1,011         7,026
         MapInfo Corp.*..........................   1,066         5,916
         Marcus Corp.............................   1,389        19,724
         Marine Products Corp....................     463         4,561
         MarineMax, Inc.*........................     515         6,082
         Martek Biosciences Corp.*...............   1,408        35,425
         Martha Stewart Living Omnimedia, Inc.--
          Class A*...............................     701         6,919
         Marvel Enterprises, Inc.*...............   1,198        10,758
         MASSBANK Corp...........................     268         7,584
         Massey Energy Co........................   4,427        43,030
         Mastec, Inc.*...........................   1,414         4,171
         Material Sciences Corp.*................     718         9,291
         Matria Healthcare, Inc.*................     484         4,206
         MatrixOne, Inc.*........................   3,314        14,250
         Matthews International Corp.--Class A...   1,929        43,076
         Mattson Technology, Inc.*...............   1,476         4,221
         Maui Land & Pineapple Co., Inc.*........     204         3,231
         Maverick Tube Corp.*....................   2,650        34,530
         Maximus, Inc.*..........................   1,210        31,581
         Maxtor Corp.*...........................  14,056        71,123
         Maxwell Shoe Co., Inc.--Class A*........   1,015        11,794
         Maxygen, Inc.*..........................   2,018        15,377
         MB Financial, Inc.......................     795        27,658
         McDATA Corp.--Class A*..................   4,460        31,666
         McGrath Rentcorp........................     642        14,920
         McMoRan Exploration Co.*................       1             5
         MCSi, Inc.*.............................   1,551         7,367
         MDU Resources Group, Inc................       1            26
         Medarex, Inc.*..........................   4,911        19,398
         MedCath Corp.*..........................     446         4,460
         Media General, Inc.--Class A............       1            60
         Mediacom Communications Corp.*..........   3,781        33,310
         Medical Staffing Network Holdings, Inc.*     548         8,768
         Medis Technologies, Ltd.*...............     760         3,800
         MedQuist, Inc.*.........................     710        14,385
         MedSource Technologies, Inc.*...........     586         3,803
         MEEMIC Holdings, Inc.*..................      72         2,084
         MemberWorks, Inc.*......................     603        10,842
         MEMC Electronic Materials, Inc.*........   3,985        30,166
         Mentor Corp.............................   1,389        53,477
         Mentor Graphics Corp.*..................   4,615        36,274
         Merchants Bancshares, Inc...............     280         6,311
         Mercury Computer Systems, Inc.*.........   1,525        46,543
         Meridian Medical Technologies, Inc.*....     237        10,523

         Common Stocks, continued
                                                  Shares      Value
                                                  ------- -------------
        Meridian Resource Corp.*.................   2,230 $       2,007
        MeriStar Hospitality Corp................   2,876        18,982
        Merit Medical Systems, Inc.*.............     807        16,075
        Meritage Corp.*..........................     621        20,897
        Merix Corp.*.............................     956         8,030
        Mesa Air Group, Inc. *...................   2,174         8,848
        Mesaba Holdings, Inc.*...................     675         4,131
        Mestek, Inc.*............................     212         3,801
        MetaSolv, Inc.*..........................   2,043         2,799
        Methode Electronics, Inc.--Class A.......   2,409        26,427
        Metris Cos., Inc.........................   2,137         5,278
        Metro One Telecommunications, Inc.*......   1,304         8,411
        MFA Mortgage Investments, Inc............   3,067        25,763
        MGE Energy, Inc..........................   1,142        30,572
        MGI Pharma, Inc.*........................   1,767        12,811
        Michael Baker Corp.*.....................     357         3,909
        Micromuse, Inc.*.........................   5,272        20,139
        Micros Systems, Inc.*....................   1,169        26,209
        Microsemi Corp.*.........................   2,036        12,399
        Microtune, Inc.*.........................   2,859         8,949
        Mid-America Apartment Communities,
         Inc.....................................     990        24,206
        Mid-Atlantic Realty Trust................   1,227        21,350
        Mid-State Bancshares.....................   1,699        27,901
        Midas, Inc. *............................     390         2,508
        Middlesex Water Co.......................     540        11,324
        Midland Co...............................     548        10,412
        Midway Games, Inc.*......................   2,061         8,594
        Midwest Banc Holdings, Inc...............     650        12,318
        Midwest Express Holdings, Inc.*..........     922         4,933
        Milacron, Inc............................   1,202         7,152
        Millennium Chemicals, Inc................   4,439        42,259
        Mills Corp...............................   1,542        45,242
        MIM Corp.*...............................   1,614         9,361
        Mine Safety Appliances Co................     552        17,802
        Minerals Technologies, Inc...............   1,442        62,222
        MIPS Technologies, Inc.--Class A*........   2,510         7,605
        Mission West Properties, Inc.............   1,015        10,049
        MKS Instruments, Inc.*...................       1            16
        Mobile Mini, Inc.*.......................     870        13,633
        Modine Manufacturing Co..................   1,996        35,289
        Modtech Holdings, Inc.*..................     625         6,063
        Molecular Devices Corp.*.................   1,074        17,689
        Monaco Coach Corp.*......................   1,682        27,837
        Monarch Casino & Resort, Inc.*...........     225         3,089
        Monolithic System Technology, Inc.*......   1,261        15,233
        Monro Muffler Brake, Inc.*...............     378         6,388
        Monterey Pasta Co.*......................     990         3,713
        Moog, Inc.--Class A*.....................   1,062        32,964
        Mossimo, Inc.*...........................     344         1,892
        Mothers Work, Inc.*......................     179         6,306
        Movado Group, Inc........................     650        12,227
        Movie Gallery, Inc.*.....................   1,219        15,847
        MPS Group, Inc.*.........................   6,622        36,686
        MRO Software, Inc.*......................   1,240        15,060
        MRV Communications, Inc.*................   6,393         6,841
        MSC Industrial Direct Co., Inc.--Class A*       1            18
        MSC Software Corp.*......................   1,792        13,834
        MTR Gaming Group, Inc.*..................   1,483        11,805
        MTS Systems Corp.........................   1,483        14,860

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
          Mueller Industries, Inc.*............   1,983 $      54,037
          Multimedia Games, Inc.*..............     722        19,826
          Myers Industries, Inc................   1,304        13,953
          Mykrolis Corp.*......................   2,795        20,404
          Myriad Genetics, Inc.*...............   1,678        24,499
          Nabi Biopharmaceuticals*.............   2,723        16,883
          NACCO Industries, Inc.--Class A......     378        16,545
          Nanometrics, Inc.*...................     505         2,116
          NaPro BioTherapeutics, Inc.*.........   1,797         1,222
          Nara Bankcorp, Inc...................     280         5,816
          NASB Financial, Inc..................     212         4,876
          Nasch-Finch Co.......................     773         5,975
          Nassda Corp.*........................     353         3,961
          Nastech Pharmaceutical Co., Inc.*....     556         4,754
          Natco Group, Inc.--Class A*..........     646         4,057
          National Beverage Corp.*.............     251         3,840
          National Health Investors, Inc.......   1,606        25,824
          National Health Realty, Inc..........     416         6,074
          National Healthcare Corp.*...........     590        10,325
          National Penn Bancshares, Inc........   1,317        34,966
          National Presto Industries, Inc......     332         9,754
          National Western Life Insurance Co.--
           Class A*............................     149        14,304
          Nationwide Health Properties, Inc....   3,466        51,747
          Nature's Sunshine Products, Inc......     764         7,418
          Nautica Enterprises, Inc.*...........   1,771        19,676
          Nautilus Goup, Inc.*.................   1,951        26,064
          Navigant Consulting Co.*.............   3,011        17,765
          Navigant International, Inc.*........     854        10,530
          NBC Capital Corp.....................     492        12,398
          NBT Bancorp, Inc.....................   2,107        35,966
          NBTY, Inc.*..........................   2,886        50,736
          NCI Building Systems, Inc.*..........   1,291        28,170
          NCO Group, Inc.*.....................   1,318        21,022
          NDCHealth Corp.......................   2,272        45,213
          Nelson (Thomas), Inc.*...............     561         5,621
          Neoforma, Inc.*......................     527         6,297
          Neopharm, Inc.*......................     795         8,061
          Neose Technologies, Inc.*............     769         6,821
          Net.B@nk, Inc.*......................   3,449        33,386
          Net2Phone, Inc.*.....................   1,248         5,054
          Netegrity, Inc.*.....................   1,892         6,155
          NetFlix, Inc.*.......................     412         4,536
          NetIQ Corp.*.........................   2,609        32,221
          NetRatings, Inc.*....................     569         4,096
          Netro Corp.*.........................   1,711         4,671
          NetScout Systems, Inc.*..............   1,270         5,525
          NetScreen Technologies, Inc.*........     706        11,889
          Neurocrine Biosciences, Inc.*........   1,985        90,634
          Neurogen Corp.*......................     909         3,300
          New Century Financial Corp...........   1,109        28,158
          New England Business Services, Inc...     816        19,910
          New Focus, Inc.*.....................   4,693        18,021
          New Jersey Resources Corp............   1,898        59,958
          Newpark Resources, Inc.*.............   5,068        22,046
          Newport Corp.*.......................   2,672        33,560
          Next Level Communications, Inc.*.....   1,164           943
          Nextel Partners, Inc.--Class A*......   4,770        28,954
          NIC, Inc.*...........................   1,695         2,441
          NL Industries, Inc...................     598        10,166

           Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
          NN, Inc..............................     799 $       7,982
          Nordson Corp.........................   1,568        38,933
          Nortek Holdings, Inc.*...............     598        27,359
          North Pittsburgh Systems, Inc........   1,057        14,408
          Northwest Bancorp, Inc...............     764        11,300
          Northwest Natural Gas Co.............   1,792        48,492
          Northwest Pipe Co.*..................     403         6,972
          Northwestern Corp....................   2,637        13,396
          Novadigm, Inc.*......................     951         2,216
          Novastar Financial, Inc..............     735        22,807
          Novell, Inc.*........................  25,592        85,478
          Noven Pharmaceuticals, Inc.*.........   1,462        13,494
          NPS Pharmaceuticals, Inc.*...........   2,068        52,052
          NS Group, Inc.*......................   1,206         7,863
          NTELOS, Inc.*........................       1             0
          Nu Horizons Electronics Corp.*.......   1,011         5,844
          Nu Skin Enterprises, Inc.............   3,118        37,322
          Nuance Communications, Inc.*.........   2,040         5,059
          Nuevo Energy Co.*....................   1,244        13,808
          NUI Corp.............................   1,109        19,141
          Numerical Technologies, Inc.*........   1,711         5,920
          NYFIX, Inc.*.........................   1,763         7,934
          NYMAGIC, Inc.*.......................      98         1,906
          O'Charley's, Inc.*...................   1,113        22,850
          Oak Technology, Inc.*................   3,941        10,444
          Oakley, Inc.*........................   1,805        18,537
          Oceaneering International, Inc.*.....   1,622        40,128
          OceanFirst Financial Corp............     735        16,501
          Octel Corp...........................     692        10,934
          Ocular Sciences, Inc.*...............   1,194        18,531
          Ocwen Financial Corp.*...............   2,629         7,361
          Odyssey Healthcare, Inc.*............     837        29,044
          Odyssey Re Holdings Corp.............   1,181        20,904
          OfficeMax, Inc.*.....................   8,126        40,630
          Offshore Logistics, Inc.*............   1,312        28,759
          Ohio Casualty Corp.*.................   3,586        46,439
          Oil States International, Inc.*......   1,198        15,454
          Old Second Bancorp, Inc..............     488        18,056
          Olin Corp............................   3,583        55,716
          Omega Financial Corp.................     578        20,721
          Omega Healthcare Investors, Inc.*....   1,134         4,241
          Omicell, Inc.*.......................   1,024         2,714
          OmniVision Technologies, Inc.*.......   1,397        18,957
          Omnova Solutions, Inc.*..............   2,791        11,248
          On Assignment, Inc.*.................   1,488        12,678
          ON Semiconductor Corp.*..............   1,966         2,693
          Oneida, Ltd..........................   1,015        11,195
          ONEOK, Inc...........................   3,781        72,595
          Onyx Pharmaceuticals, Inc.*..........     968         5,624
          ONYX Software Corp.*.................   3,096         4,799
          Openwave Systems, Inc.*..............  12,276        24,552
          Oplink Communications, Inc.*.........   7,249         5,727
          OPNET Technologies, Inc.*............     710         5,738
          Optical Communication Products, Inc.*   1,053         1,137
          Option Care, Inc.*...................     897         7,140
          OraSure Technologies, Inc.*..........   1,848        10,072
          Orbital Sciences Corp.*..............   3,202        13,512
          Oregon Steel Mills, Inc.*............   1,818         7,308
          Oriental Financial Group, Inc........     773        19,000
          OrthoLogic Corp.*....................   2,251         8,126

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

       Common Stocks, continued
                                                    Shares      Value
                                                    ------- -------------
      OshKosh B'Gosh, Inc.--Class A................     722 $      20,252
      Oshkosh Truck Corp...........................   1,059        65,129
      OSI Pharmaceuticals, Inc.*...................   2,558        41,951
      OSI Systems, Inc.*...........................     471         7,998
      Osmonics, Inc.*..............................     748        12,671
      Otter Tail Power Co..........................   1,750        47,075
      Overland Storage Inc.*.......................     536         7,815
      Overseas Shipholding Group, Inc..............   1,920        34,368
      Overstock.com, Inc.*.........................     208         2,704
      Overture Services, Inc.*.....................   3,598        98,262
      Owens & Minor, Inc...........................   2,404        39,474
      Owens-Illinois, Inc.*........................       1            15
      Oxford Industries, Inc.......................     425        10,901
      P.A.M. Transportation Services, Inc.*........     216         5,445
      P.F. Chang's China Bistro, Inc.*.............   1,138        41,309
      Pacific Capital Bancorp......................   2,463        62,684
      Pacific Northwest Bancorp....................   1,084        27,100
      Pacific Sunwear of California, Inc.*.........   3,136        55,467
      Pacific Union Bank*..........................     748         8,609
      PacifiCare Health Systems, Inc.*.............   2,455        68,985
      Packeteer, Inc.*.............................   1,584        10,866
      Pain Therapeutics, Inc.*.....................   1,125         2,689
      Palm Harbor Homes, Inc.*.....................   1,215        21,226
      Palm, Inc.*..................................   2,043        32,075
      Pan Pacific Retail Properties................   2,349        85,809
      Panera Bread Co.*............................   1,618        56,323
      Papa John's International, Inc.*.............     901        25,120
      Paradyne Networks, Inc.*.....................   1,933         2,475
      Parametric Technology Corp.*.................  18,406        46,383
      PAREXEL International Corp.*.................   1,665        18,298
      Park Electrochemical Corp....................   1,202        23,078
      Parker Drilling Co.*.........................   5,481        12,168
      ParkerVision, Inc.*..........................     599         4,888
      Parkvale Financial Corp......................     336         7,745
      Parkway Properties, Inc......................     548        19,224
      ParthusCeva, Inc.*...........................     266         1,572
      Partners Trust Financial Group, Inc..........     463         7,464
      Party City Corp.*............................     515         6,180
      Pathmark Stores, Inc.*.......................   2,120        10,748
      Patina Oil & Gas Corp........................   1,686        53,362
      Paxar Corp.*.................................   2,242        33,070
      Paxson Communications Corp.*.................   2,166         4,462
      Payless ShoeSource, Inc.*....................   1,584        81,527
      PC Connection, Inc.*.........................     463         2,347
      PC-Tel, Inc.*................................   1,410         9,560
      PDF Solutions, Inc.*.........................     841         5,828
      PDI, Inc.*...................................     573         6,183
      Peapack-Gladstone Financial Corp.............     420        14,385
      PEC Solutions, Inc.*.........................     590        17,641
      Pediatrix Medical Group, Inc.*...............   1,576        63,134
      Peet's Coffee & Tea Inc.*....................     612         8,648
      Pegasus Communications Corp.*................       2             3
      Pegasus Systems, Inc.*.......................   1,750        17,553
      Pegasystems, Inc.*...........................     429         2,192
      Penford Corp.................................     536         7,552
      Penn Energineering & Manufacturing Corp......     820         8,733
      Penn National Gaming, Inc.*..................   2,141        33,956
      Penn Virginia Corp...........................     561        20,392
      PennFed Financial Services, Inc..............     349         9,475

       Common Stocks, continued
                                                    Shares      Value
                                                    ------- -------------
      PennRock Financial Services Corp.............     488 $      13,542
      Pennsylvania Real Estate Investment Trust....     994        25,844
      Penton Media, Inc.*..........................   1,049           713
      Penwest Pharmaceuticals Co.*.................     977        10,356
      Peoples Bancorp, Inc.........................     552        14,131
      Pep Boys-Manny, Moe & Jack...................   3,385        39,266
      Per-Se Technologies, Inc.*...................   2,120        19,014
      Peregrine Pharmaceuticals, Inc.*.............   7,251         5,656
      Pericom Semiconductor Corp.*.................   1,385        11,509
      Perrigo Co.*.................................   4,320        52,487
      Petroleum Helicopters, Inc.*.................     174         5,157
      PetroQuest Energy, Inc.*.....................   2,162         8,972
      PFF Bancorp, Inc.............................     799        24,969
      Pharmaceutical Resources, Inc.*..............   1,270        37,846
      Pharmacopeia, Inc.*..........................   1,653        14,745
      Pharmacyclics, Inc.*.........................       1             4
      Philadelphia Consolidated Holding Corp.*.....   1,185        41,949
      Phillips-Van Heusen Corp.....................   1,622        18,750
      Phoenix Technologies, Ltd.*..................   1,829        10,553
      Photon Dynamics, Inc.*.......................   1,198        27,314
      Photronics, Inc.*............................   1,960        26,852
      PICO Holdings, Inc.*.........................     459         6,164
      Piedmont Natural Gas Co., Inc................   2,170        76,710
      Pier 1 Imports, Inc..........................       2            38
      Pilgrim's Pride Corp.--Class B...............   1,074         8,807
      Pinnacle Entertainment, Inc.*................   1,695        11,746
      Pinnacle Systems, Inc.*......................   4,142        56,373
      Pioneer Standard Electronics, Inc............   2,116        19,425
      Pixelworks, Inc.*............................   2,336        13,549
      Plains Exploration & Production Co.*.........   1,682        16,400
      Plains Resources, Inc.*......................   1,682        19,932
      Planar Systems, Inc.*........................     956        19,722
      Plantronics, Inc.*...........................   2,664        40,306
      PLATO Learning, Inc.*........................   1,164         6,914
      Playboy Enterprises, Inc.--Class B*..........     982         9,948
      Playtex Products, Inc.*......................   1,966        19,424
      Plexus Corp.*................................   2,957        25,962
      Plug Power Inc.*.............................   1,169         5,249
      PLX Technology, Inc.*........................   1,074         4,199
      PMA Capital Corp.--Class A...................   1,862        26,682
      PNM Resources, Inc...........................   2,558        60,932
      Pogo Producing Co............................       1            37
      PolyMedica Corp.*............................     654        20,169
      PolyOne Corp.................................   5,552        21,764
      Pomeroy Computer Resources, Inc.*............     696         8,143
      Pope & Talbot, Inc...........................   1,100        15,686
      Port Financial Corp..........................     327        14,591
      Portal Software, Inc.*.......................   8,419         6,803
      Possis Medical, Inc.*........................   1,206        21,708
      Post Properties, Inc.........................   2,357        56,332
      Potlatch Corp................................   2,003        47,832
      Powell Industries, Inc.*.....................     459         7,839
      Power Integrations, Inc.*....................   1,775        30,175
      Power-One, Inc.*.............................   3,802        21,557
      Powerwave Technologies, Inc.*................   4,614        24,916
      POZEN Inc.*..................................   1,589         8,183
      PracticeWorks, Inc.*.........................   1,100         8,690
      PRAECIS Pharmaceuticals, Inc.*...............   3,651        11,866

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

            Common Stocks, continued
                                               Shares      Value
                                               ------- -------------
           Pre-Paid Legal Services, Inc.*.....     922 $      24,156
           Precision Castparts Corp...........       1            24
           Prentiss Properties Trust..........   2,166        61,254
           Presidential Life Corp.............   1,453        14,428
           Presstek, Inc.*....................   2,158         9,948
           PRG-Schultz International, Inc.*...   2,517        22,401
           Price Communications Corp.*........   3,399        47,008
           Price Legacy Corp.*................   1,300         3,640
           priceline.com, Inc.*...............   8,931        14,290
           PriceSmart, Inc.*..................     280         6,504
           Prima Energy Corp.*................     710        15,876
           Prime Hospitality Corp.*...........   3,181        25,925
           Prime Medical Services, Inc.*......     955         8,280
           PRIMEDIA Inc.*.....................   9,736        20,056
           Priority Healthcare Corp.--Class B*   1,695        39,324
           Private Media Group, Inc.*.........   1,015         3,299
           PrivateBancorp, Inc................     255         9,652
           ProAssurance Corp.*................   1,665        34,965
           ProBusiness Services, Inc.*........   1,483        14,830
           Progenics Pharmaceuticals, Inc.*...     556         3,703
           Progress Software Corp.*...........   2,210        28,620
           ProQuest Co.*......................   1,092        21,403
           Prosperity Bancshares, Inc.........     901        17,119
           Protection One, Inc.*..............     833         1,666
           Protein Design Labs, Inc.*.........   6,261        53,219
           Proton Energy Systems, Inc.*.......   1,703         5,109
           Provident Bancorp, Inc.............     208         6,458
           Provident Bankshares Corp..........   1,682        38,873
           Province Healthcare Co.*...........   3,372        32,810
           Proxim Corp.*......................   8,406         7,313
           ProxyMed, Inc.*....................     323         3,372
           PS Business Parks, Inc.............     706        22,451
           PSS World Medical, Inc.*...........   5,026        34,378
           PTEK Holdings, Inc.*...............   3,330        14,652
           Pulitzer, Inc......................     629        28,274
           Q-Med, Inc.*.......................     540         3,380
           QRS Corp.*.........................     960         6,336
           QuadraMed Corp.*...................   1,912         5,009
           Quaker Chemical Corp...............     544        12,621
           Quaker City Bancorp, Inc.*.........     357        11,756
           Quaker Fabric Corp.*...............     824         5,727
           Quanex Corp........................   1,151        38,559
           Quanta Services, Inc.*.............   2,259         7,907
           Quantum Corp.*.....................   9,149        24,428
           Quest Software, Inc.*..............   2,616        26,971
           Quicksilver Resources Inc.*........     710        15,925
           Quidel Corp.*......................   1,809         6,275
           Quiksilver, Inc.*..................   1,372        36,578
           Quixote Corp.......................     459         8,290
           Quovadx, Inc.*.....................   1,474         3,567
           R & G Finanical Corp.--Class B.....   1,057        24,575
           Racing Champions Ertl Corp.*.......     594         8,108
           Radiant Systems, Inc.*.............   1,211        11,662
           Radiologix, Inc.*..................   1,414         3,266
           RadiSys Corp.*.....................   1,151         9,185
           RailAmerica, Inc.*.................   2,010        14,412
           Rainbow Technologies, Inc.*........   1,669        11,967
           Raindance Communications, Inc.*....   3,050         9,852
           RAIT Investment Trust..............   1,104        23,846
           Ralcorp Holdings, Inc.*............   2,111        53,071

           Common Stocks, continued
                                                Shares      Value
                                                ------- -------------
          Rambus, Inc.*........................   5,887 $      39,502
          Ramco-Gershenson Properties Trust....     603        11,909
          Range Resources Corp.*...............   3,615        19,520
          RARE Hospitality International, Inc.*   1,389        38,364
          Raymond James Financial Corp.........       1            30
          Rayonier, Inc........................       2            91
          Rayovac Corp.*.......................   2,259        30,112
          Raytech Corp.*.......................   2,931        16,707
          RCN Corp.*...........................   4,512         2,391
          Read-Rite Corp.*.....................   8,543         2,990
          Realty Income Corp...................   2,349        82,216
          Red Hat, Inc.*.......................   7,986        47,197
          Redback Networks, Inc.*..............  10,644         8,941
          Redwood Trust, Inc...................     773        21,412
          Reebok International, Ltd.*..........       1            29
          Regal-Beloit Corp....................   1,627        33,679
          Regeneron Pharmaceuticals, Inc.*.....   2,357        43,628
          Regent Communications, Inc.*.........   1,877        11,093
          Regis Corp...........................   3,054        79,372
          Register.com, Inc.*..................   2,081         9,365
          RehabCare Group, Inc.*...............   1,117        21,312
          Reliance Steel & Aluminum Co.........   1,669        34,783
          REMEC, Inc.*.........................   3,984        15,458
          RemedyTemp, Inc.*....................     386         5,404
          Remington Oil & Gas Corp.*...........   1,431        23,483
          Renaissance Learning, Inc.*..........     718        13,570
          Rent-A-Center, Inc.*.................       1            50
          Rent-Way, Inc.*......................   1,801         6,304
          Republic Bancorp, Inc................   3,692        43,455
          Republic Bancorp, Inc.--Class A......     493         5,556
          Republic Bancshares, Inc.*...........     353         6,936
          Res-Care, Inc.*......................   1,088         3,948
          Research Frontiers, Inc.*............     675         5,630
          ResMed, Inc.*........................   2,145        65,573
          Resource America, Inc.--Class A......   1,057         9,525
          Resources Connection, Inc.*..........   1,343        31,171
          Respironics, Inc.*...................   2,354        71,634
          Restoration Hardware, Inc.*..........   1,257         6,298
          Retek, Inc.*.........................   3,683        10,018
          Revlon, Inc.--Class A*...............     599         1,833
          REX Stores Corp.*....................     590         6,024
          RFS Hotel Investors, Inc.............   2,005        21,774
          Richardson Electronics, Ltd..........     450         3,897
          Rigel Pharmaceuticals, Inc.*.........   1,848         2,014
          Riggs National Corp..................     982        15,211
          Right Management Consultants,
           Inc.*...............................   1,160        15,370
          Rita Medical Systems, Inc.*..........     701         3,540
          Riverstone Networks, Inc.*...........   8,555        18,137
          Riviana Foods, Inc...................     420        11,348
          RLI Corp.............................     883        24,636
          RMH Teleservices, Inc.*..............     820         8,610
          Roadway Corp.........................     828        30,479
          Roanoke Electric Steel Corp..........     688         6,536
          Robbins & Myers, Inc.................     688        12,659
          Rock-Tenn Co.........................     791        10,663
          Rogers Corp.*........................   1,113        24,764
          Rollins, Inc.........................     994        25,297
          Roper Industries, Inc................   2,052        75,102
          Roxio, Inc.*.........................   1,351         6,444

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

         Common Stocks, continued
                                                  Shares      Value
                                                  ------- -------------
        Royal Bancshares of Pennsylvania, Inc.--
         Class A.................................     358 $       7,661
        Royal Gold, Inc..........................     947        23,600
        RPC, Inc.................................     781         9,060
        RSA Security, Inc.*......................   3,181        19,054
        RTI International Metals, Inc.*..........   1,466        14,807
        Ruddick Corp.............................   2,211        30,269
        Rudolph Technologies, Inc.*..............     646        12,377
        Rural Cellular Corp.--Class A*...........       2             2
        Russ Berrie & Co., Inc...................     692        23,376
        Russell Corp.............................   1,708        28,592
        Ryan's Family Steak Houses, Inc.*........   3,127        35,491
        Ryder System, Inc........................       1            22
        Ryerson Tull, Inc........................   1,572         9,589
        S & T Bancorp, Inc.......................   1,873        46,921
        S.Y. Bancorp, Inc........................     399        14,803
        S1 Corp.*................................   4,998        22,291
        Safeguard Scientifics, Inc.*.............   8,428        11,462
        Saga Communications, Inc.*...............   1,049        19,931
        Salem Communications Corp.--Class A*.....     616        15,382
        Salix Pharmaceuticals, Ltd.*.............   1,253         8,758
        Salton, Inc.*............................     455         4,377
        Sanchez Computer Associates, Inc.*.......     960         2,765
        Sanderson Farms, Inc.....................     353         7,381
        Sandisk Corp.*...........................   4,269        86,662
        Sandy Spring Bancorp, Inc................   1,020        32,130
        Sangamo BioSciences, Inc.*...............   1,202         3,618
        SangStat Medical Corp.*..................   1,860        21,018
        Santander BanCorp........................     594         7,722
        Sapient Corp.*...........................   5,737        11,761
        Sauer....................................     684         5,404
        Saul Centers, Inc........................     743        17,683
        Saxon Capital, Inc.*.....................   1,979        24,757
        SBS Technologies, Inc.*..................   1,028         9,416
        Scansoft, Inc.*..........................   3,670        19,084
        ScanSource, Inc.*........................     340        16,762
        Schawk, Inc..............................     544         5,391
        Schnitzer Steel Industries, Inc.--Class A     285         5,957
        School Specialty, Inc.*..................   1,040        20,779
        Schulman (A.), Inc.......................   2,073        38,579
        Schweitzer-Mauduit International, Inc....   1,049        25,701
        SciClone Pharmaceuticals, Inc.*..........       1             3
        Scientific Games Corp.--Class A*.........   3,224        23,406
        Scios, Inc.*.............................   3,262       106,275
        SCM Microsystems, Inc.*..................   1,100         4,675
        SCP Pool Corp.*..........................   1,261        36,821
        SCS Transportation, Inc.*................   1,101        10,911
        Seaboard Corp............................      21         5,040
        SeaChange International, Inc.*...........   1,563         9,612
        Seacoast Banking Corp. of Florida........     732        13,791
        Seacoast Financial Services Corp.........   1,707        34,159
        SEACOR SMIT, Inc.*.......................   1,225        54,513
        Seattle Genetics, Inc.*..................   1,266         3,925
        Second Bancorp, Inc......................     594        15,741
        Secure Computing Corp.*..................   2,069        13,262
        SeeBeyond Technology Corp.*..............   3,683         8,950
        Select Medical Corp.*....................   1,236        16,674
        Selective Insurance Group, Inc...........   1,823        45,903
        SEMCO Energy, Inc........................   1,297         7,912
        Seminis, Inc.--Class A*..................     973         2,802

          Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
         Semitool, Inc.*........................   1,130 $       7,017
         Senior Housing Properties Trust........   3,206        34,016
         Sensient Technologies Corp.............   3,073        69,050
         Sepracor, Inc.*........................   4,880        47,190
         Sequa Corp.--Class A*..................     420        16,426
         Sequenom, Inc.*........................   2,778         5,000
         SERENA Software, Inc.*.................   1,223        19,311
         Serologicals Corp.*....................   1,520        16,720
         Service Corp. International*...........  20,733        68,833
         Sharper Image Corp.*...................     497         8,663
         Shenandoah Telecommunications Co.......     229        11,203
         Shoe Carnival, Inc.*...................     505         7,076
         Shopko Stores, Inc.*...................   2,026        25,224
         Shuffle Master, Inc.*..................   1,253        23,945
         Shurgard Storage Centers, Inc.--Class A   2,379        74,558
         SICOR, Inc.*...........................       2            32
         Sierra Health Services, Inc.*..........   1,797        21,582
         Sierra Pacific Resources...............   7,205        46,833
         Silgan Holdings, Inc.*.................     722        17,819
         Silicon Graphics, Inc.*................  13,373        15,111
         Silicon Image, Inc.*...................   4,090        24,540
         Silicon Laboratories, Inc.*............   1,852        35,336
         Silicon Storage Technology, Inc.*......   5,459        22,054
         Siliconix, Inc.*.......................     411         9,617
         Simmons First National Corp.--Class A..     497        18,215
         Simpletech, Inc.*......................     505         1,525
         Simpson Manufacturing Co., Inc.*.......   1,028        33,821
         Sinclair Broadcast Group--Class A*.....   2,170        25,237
         SIPEX Corp.*...........................   1,792         6,630
         Sirius Satellite Radio, Inc.*..........   4,868         3,116
         SITEL Corp.*...........................   3,993         4,792
         Sizeler Property Investors, Inc........     812         7,543
         SJW Corp...............................     145        11,317
         Skechers U.S.A., Inc.*.................   1,088         9,237
         Sky Financial Group, Inc...............       2            40
         Skyline Corp...........................     433        12,774
         SkyWest, Inc...........................       2            26
         Skyworks Solutions, Inc.*..............   9,527        82,124
         SL Green Realty Corp...................   1,857        58,681
         Smart & Final Inc.*....................     833         4,332
         Smith (A.O.) Corp......................   1,173        31,683
         Snap-on, Inc...........................       1            28
         Sola International, Inc.*..............   1,534        19,942
         Solutia, Inc...........................   7,395        26,844
         Somera Communications, Inc.*...........   2,213         5,975
         Sonic Corp.*...........................   2,562        52,495
         Sonic Innovations, Inc.*...............     764         2,911
         SONICblue, Inc.*.......................   6,049         2,722
         SonicWALL, Inc.*.......................   3,602        13,075
         SonoSite, Inc.*........................     990        12,939
         Sonus Networks, Inc.*..................  12,760        12,760
         Sotheby's Holdings, Inc.--Class A*.....   3,165        28,485
         Soundview Technology Group, Inc.*......   5,233         7,850
         Sourcecorp*............................   1,076        20,003
         South Financial Group, Inc.............   3,156        65,203
         South Jersey Industries, Inc...........     845        27,902
         Southern Peru Copper Corp..............     990        14,256
         Southern Union Co.*....................   2,859        47,174
         Southwest Bancorp of Texas, Inc.*......   1,992        57,390
         Southwest Bancorp, Inc.................     361         9,382

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

            Common Stocks, continued
                                               Shares      Value
                                               ------- -------------
           Southwest Gas Corp.................   2,319 $      54,381
           Southwest Water Co.................     684         9,063
           Southwestern Energy Co.*...........   1,805        20,667
           Sovran Self Storage, Inc...........     879        24,928
           Spanish Broadcasting System, Inc.*.   2,544        18,317
           Spartan Motors, Inc................     671         7,636
           Spartech Corp......................   1,036        21,373
           Specialty Laboratories, Inc.*......     455         4,395
           SpectraLink Corp.*.................   1,181         8,480
           SpeechWorks International, Inc.*...   1,819         5,057
           Speedway Motorsports, Inc..........     960        24,749
           Spherion Corp.*....................   4,152        27,818
           Spinnaker Exploration Co.*.........   1,644        36,250
           Sports Resorts International, Inc.*   1,721        10,102
           SPS Technologies, Inc.*............     866        20,568
           SPSS, Inc.*........................     837        11,710
           SRA International, Inc.*...........     353         9,563
           SS&C Technologies, Inc.*...........     552         5,879
           St. Francis Capital Corp...........     510        11,944
           St. Mary Land & Exploration Co.....   1,962        49,050
           Stage Stores, Inc.*................   1,406        29,583
           Stamps.com, Inc.*..................   2,472        11,544
           StanCorp Financial Group, Inc......       1            49
           Standard Commercial Corp...........     791        14,317
           Standard Microsystems Corp.*.......   1,019        19,840
           Standard Motor Products, Inc.......     484         6,292
           Standard Pacific Corp..............   2,264        56,034
           Standard Register Co...............   1,223        22,014
           Standex International Corp.........     760        18,118
           Stanley Furniture Co., Inc.*.......     361         8,393
           Starrett (L.S.) Co.................     459         7,619
           StarTek, Inc.*.....................     731        20,176
           State Auto Financial Corp..........     892        13,826
           State Bancorp, Inc.................     515         9,270
           Staten Island Bancorp, Inc.........   3,891        78,364
           Station Casinos, Inc.*.............   2,430        43,011
           Steel Dynamics, Inc.*..............   2,247        27,031
           Stein Mart, Inc.*..................   1,538         9,382
           Steinway Musical Instruments, Inc.*     289         4,702
           Stellent, Inc.*....................       1             4
           Stepan Co..........................     446        11,150
           Stericycle, Inc.*..................   2,366        76,609
           STERIS Corp.*......................       2            49
           Sterling Bancorp...................     735        19,345
           Sterling Bancshares, Inc...........   2,691        32,884
           Sterling Financial Corp............   1,190        28,144
           Sterling Financial Corp.*--Spokane.     820        15,432
           Steven Madden, Ltd.*...............     650        11,746
           Stewart & Stevenson Services, Inc..   2,009        28,407
           Stewart Enterprises, Inc.--Class A*   6,800        37,883
           Stewart Information Services Corp.*   1,194        25,540
           Stillwater Mining Co.*.............   3,044        16,284
           Stone Energy Corp.*................   1,506        50,240
           Stoneridge, Inc.*..................     905        10,770
           StorageNetworks, Inc.*.............   4,656         5,401
           Stratex Networks, Inc.*............   5,815        12,850
           Stratos Lightwave, Inc.*...........     512         2,252
           Strattec Security Corp.*...........     233        11,170
           Strayer Education, Inc.............     642        36,915
           Stride Rite Corp...................   2,803        20,098

          Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
         Sturm, Ruger & Co., Inc................   1,372 $      13,130
         Suffolk Bancorp........................     824        26,055
         Summit America Television, Inc.*.......   2,485         6,635
         Summit Bancshares, Inc.................     369         7,196
         Summit Properties, Inc.................   1,559        27,750
         Sun Bancorp, Inc.......................     348         6,362
         Sun Bancorp, Inc.*.....................     450         5,985
         Sun Communities, Inc...................   1,045        38,216
         Sunrise Assisted Living, Inc.*.........   1,253        31,187
         Suntron Corp.*.........................     174           813
         SuperGen, Inc.*........................   2,068         7,507
         Superior Energy Services, Inc.*........   3,428        28,110
         Superior Financial Corp................     488         8,965
         Superior Industries International, Inc.   1,499        61,999
         Supertex, Inc.*........................     731        10,885
         Surebeam Corp.--Class A*...............   4,477        18,087
         SureWest Communications................     934        34,744
         SurModics, Inc.*.......................     939        26,931
         Susquehanna Bancshares, Inc............   2,778        57,896
         Swift Energy Co.*......................   1,622        15,685
         Swift Transportation Co., Inc.*........       2            40
         SWS Group, Inc.........................     951        12,896
         Sybron Dental Special, Inc.*...........   2,676        39,739
         Sycamore Networks, Inc.*...............  11,223        32,433
         Sykes Enterprises, Inc.*...............   1,707         5,599
         Sylvan Learning Systems, Inc.*.........   2,230        36,572
         Symyx Technologies, Inc.*..............   1,614        20,320
         Synaptics, Inc.*.......................     353         2,683
         Syncor International Corp.*............   1,208        33,498
         Synplicity, Inc.*......................     671         2,536
         Syntel, Inc.*..........................     391         8,215
         Syntroleum Corp.*......................   1,381         2,389
         Sypris Solutions, Inc..................     349         3,563
         Systems & Computer Technology Corp.*...   2,184        18,782
         Take-Two Interactive Software, Inc.*...   2,664        62,577
         TALK America Holdings, Inc.*...........   1,618         9,061
         TALX Corp..............................     867        11,202
         Tanger Factory Outlet Centers, Inc.....     412        12,772
         Tanox, Inc.*...........................   1,691        15,304
         Tasty Baking Co........................     569         4,950
         Taubman Centers, Inc...................   2,022        32,817
         TBC Corp.*.............................   1,194        14,340
         Techne Corp.*..........................   2,931        83,732
         Technical Olympic U.S.A., Inc.*........     158         2,340
         Technitrol, Inc........................   2,824        45,579
         Tecumseh Products Co...................   1,066        47,043
         Tejon Ranch Co.*.......................     492        14,613
         Tekelec*...............................   3,275        34,223
         Teledyne Technologies, Inc.*...........   2,137        33,508
         Teleflex, Inc..........................       1            43
         TeleTech Holdings, Inc.*...............   2,749        19,958
         Telik, Inc.*...........................   2,251        26,246
         Tellium, Inc.*.........................   5,501         3,521
         Tennant Co.............................     635        20,701
         Tenneco Automotive, Inc.*..............   2,664        10,763
         Terex Corp.*...........................   3,013        33,565
         Terra Industries, Inc.*................   2,745         4,200
         Terrayon Communication Systems, Inc.*..   4,587         9,403
         Tesoro Petroleum Corp.*................   4,558        20,602
         Tetra Tech, Inc.*......................   3,531        43,078

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

         Common Stocks, continued
                                                  Shares        Value
                                                  -------   -------------
        TETRA Technologies, Inc.*................     926   $      19,789
        Texas Biotechnology Corp.*...............   3,084           4,318
        Texas Industries, Inc....................   1,478          35,915
        Texas Regional Bancshares, Inc.--
         Class A.................................   1,559          55,408
        The Banc Corp............................     918           7,124
        The Buckle, Inc.*........................     493           8,874
        The Children's Place Retail Stores, Inc.*     803           8,544
        The First of Long Island Corp............     243           8,870
        The Med-Design Corp.*....................     599           4,827
        The Medicines Co.*.......................   1,674          26,818
        The Men's Wearhouse, Inc.*...............   2,171          37,233
        The Navigators Group, Inc.*..............     284           6,518
        The Penn Traffic Co.*....................     752           2,632
        The Peoples Holding Co...................     395          16,096
        The Princeton Review, Inc.*..............   1,134           5,613
        The Robert Mondavi Corp.--Class A*.......     654          20,274
        The Sports Authority, Inc.*..............   2,307          16,148
        The Steak n Shake Co.*...................   1,597          15,970
        The Topps Co., Inc.*.....................   2,616          22,759
        Theragenics Corp.*.......................   2,100           8,463
        Therasense, Inc.*........................   1,563          13,051
        Therma-Wave, Inc.*.......................   1,742           1,829
        Thomas & Betts Corp.*....................   3,056          51,646
        Thomas Industries, Inc...................   1,019          26,555
        Thor Industries, Inc.....................   1,079          37,150
        Thoratec Corp.*..........................   3,466          26,446
        Thornburg Mortgage Asset Corp............   3,509          70,531
        THQ, Inc.*...............................   2,778          36,809
        Three-Five Systems, Inc.*................   1,516           9,778
        Tibco Software, Inc.*....................   5,658          34,966
        Tier Technologies, Inc.*.................   1,015          16,240
        Time Warner Telecom, Inc.--Class A*......   3,003           6,336
        Titan Corp.*.............................       1              10
        Titan Pharmaceuticals, Inc.*.............       1               1
        TiVo, Inc.*..............................   1,300           6,799
        Tollgrade Communications, Inc.*..........     897          10,522
        Tom Brown, Inc.*.........................   2,357          59,161
        Tompkins Trustco, Inc....................     523          23,064
        Too, Inc.*...............................   2,388          56,166
        Toro Co..................................     870          55,593
        Touch America Holdings, Inc.*............   7,320           2,855
        Tower Automotive, Inc.*..................   4,342          19,539
        Town & Country Trust.....................   1,007          21,248
        Tractor Supply Co.*......................     960          36,096
        Trammell Crow Co.*.......................   2,077          18,693
        Trans World Entertainment Corp.*.........   1,173           4,258
        Transaction Systems Architects, Inc.*....   2,239          14,554
        Transcontinental Realty Investors, Inc.*.     199           3,510
        Transkaryotic Therapies, Inc.*...........   1,971          19,513
        Transmeta Corp.*.........................   7,663           8,966
        TransMontaigne, Inc.*....................   1,246           5,781
        TranSwitch Corp.*........................       2               1
        TRC Cos., Inc.*..........................     612           8,036
        Tredegar Corp............................   1,827          27,405
        Tremont Corp.............................      89           2,652
        Trex Co., Inc.*..........................     454          16,026
        Triad Guaranty, Inc.*....................     552          20,347
        Triangle Pharmaceuticals, Inc.*..........   2,213          13,145
        Triarc Cos., Inc.*.......................     934          24,508

          Common Stocks, continued
                                                 Shares      Value
                                                 ------- -------------
         TriCo Bancshares.......................     353 $       8,684
         Trico Marine Services, Inc.*...........   1,551         5,165
         Trikon Technologies, Inc.*.............     727         3,635
         Trimble Navigation, Ltd.*..............   1,775        22,170
         Trimeris, Inc.*........................   1,053        45,374
         Trinity Industries, Inc................   2,525        47,874
         TriPath Imaging, Inc.*.................   1,551         4,157
         Tripos, Inc.*..........................     515         3,775
         TriQuint Semiconductor, Inc.*..........   9,275        39,326
         Triton PCS Holdings, Inc.--Class A*....   1,372         5,392
         Triumph Group, Inc.*...................     986        31,493
         TriZetto Group, Inc.*..................   2,132        13,090
         Tropical Sportswear International.*....     365         3,274
         Troy Financial Corp....................     590        15,918
         Trust Co. of New Jersey................   1,308        36,403
         TrustCo Bank Corp. NY..................   5,097        54,945
         TTM Technologies, Inc.*................   1,083         3,584
         Tuesday Morning Corp.*.................     582         9,952
         Tularik, Inc.*.........................   2,931        21,865
         Tupperware Corp........................   3,661        55,208
         Turnstone Systems, Inc.*...............   2,477         6,688
         Tweeter Home Entertainment Group,
          Inc.*.................................   1,361         7,975
         Tyler Technologies, Inc.*..............   2,268         9,458
         U.S. Concrete, Inc.*...................   1,423         7,784
         U.S. Industries, Inc.*.................   4,668        12,277
         U.S. Physical Therapy, Inc.*...........     696         7,760
         U.S. Restaurant Properties, Inc........   1,376        19,374
         U.S. Xpress Enterprises, Inc.--Class A*     391         3,425
         U.S.B. Holding Co., Inc................     845        14,957
         UAL Corp.*.............................   4,668         6,675
         UbiquiTel, INC.*.......................   4,138         1,655
         UCBH Holdings, Inc.....................   1,279        54,294
         UGI Corp...............................   1,941        72,573
         UICI*..................................   2,718        42,265
         UIL Holdings Corp......................     845        29,465
         Ulticom, Inc.*.........................     743         5,565
         Ultimate Electronics, Inc.*............     773         7,846
         Ultratech Stepper, Inc.*...............   1,593        15,674
         UMB Financial Corp.....................   1,160        44,383
         Umpqua Holdings Corp...................   2,026        36,975
         Unifi, Inc.*...........................   3,530        18,533
         UniFirst Corp..........................     548        11,070
         Unilab Corp.*..........................   1,312        24,010
         Union Bankshares Corp..................     531        14,470
         Unisource Energy Corp..................   2,010        34,753
         Unit Corp.*............................   3,058        56,726
         United Auto Group, Inc.*...............   1,189        14,826
         United Bankshares, Inc.................   2,580        74,976
         United Community Banks, Inc............   1,169        28,489
         United Community Financial Corp........   2,205        19,073
         United Defense Industries, Inc.*.......   1,487        34,648
         United Fire & Casualty Co..............     505        16,892
         United Industrial Corp.................     673        10,768
         United National Bancorp................   1,248        28,766
         United Natural Foods, Inc.*............   1,343        34,045
         United Online, Inc.*...................   1,466        23,370
         United Stationers, Inc.*...............   2,117        60,972
         United Surgical Partners International,
          Inc.*.................................   1,169        18,261

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

         Common Stocks, continued
                                                  Shares         Value
                                                  -------    -------------
        United Therapeutics Corp.*...............   1,100    $      18,370
        Unitil Corp..............................     332            8,234
        Universal American Financial Corp.*......   1,644            9,566
        Universal Compression Holdings, Inc.*....   1,160           22,191
        Universal Corp...........................   1,848           68,302
        Universal Display Corp.*.................   1,308           10,320
        Universal Electronics, Inc.*.............     973            9,477
        Universal Forest Products, Inc...........     960           20,468
        Universal Health Realty Income Trust.....     769           20,186
        Unizan Financial Corp....................   1,555           30,711
        Unocal Corp..............................     486           14,862
        Unova, Inc.*.............................   2,914           17,484
        Urban Outfitters, Inc.*..................     523           12,327
        Urologix, Inc.*..........................     977            3,234
        URS Corp.*...............................   1,610           22,910
        Urstadt Biddle Properties--Class A.......   1,236           13,695
        US Oncology, Inc.*.......................   4,843           41,989
        US Unwired, Inc.*........................   6,279            3,077
        USEC, Inc................................   5,731           34,501
        USFreightways Corp.......................   1,895           54,481
        USG Corp.*...............................   2,591           21,894
        Vail Resorts, Inc.*......................     590            8,950
        Valhi, Inc...............................   1,482           12,300
        Valmont Industries, Inc..................     951           18,449
        Valspar Corp.............................       1               44
        Value Line, Inc..........................      93            4,040
        ValueClick, Inc.*........................   4,520           12,611
        ValueVision International, Inc.--Class A*   1,347           20,178
        Vans, Inc.*..............................   1,296            7,361
        Varian Semiconductor Equipment
         Associates, Inc.*.......................   2,163           51,395
        Varian, Inc.*............................   2,079           59,648
        Vastera, Inc.*...........................   2,255           12,743
        VCA Antech, Inc.*........................   1,197           17,955
        Vector Group, Ltd........................   1,508           17,523
        Veeco Instruments, Inc.*.................   1,782           20,600
        Ventana Medical Systems, Inc.*...........     892           20,561
        Ventas, Inc..............................   4,282           49,029
        Verint Systems, Inc.*....................     318            6,417
        Veritas DGC, Inc.*.......................   2,189           17,293
        Verity, Inc.*............................   1,555           20,823
        Versicor, Inc.*..........................   1,504           16,229
        Vesta Insurance Group, Inc...............   2,417            6,647
        ViaSat, Inc.*............................   1,301           15,014
        Viasys Healthcare, Inc.*.................   1,835           27,323
        Vical, Inc.*.............................   1,338            4,643
        Vicor Corp.*.............................   1,397           11,527
        Viewpoint Corp.*.........................   2,612            4,884
        Vignette Corp.*..........................  16,579           20,342
        Vintage Petroleum, Inc...................   3,424           36,123
        Virage Logic Corp.*......................     756            7,583
        Virbac Corp.*............................     612            3,433
        Virco Manufacturing Corp.................     374            3,815
        Virginia Financial Group, Inc............     514           15,317
        VISX, Inc.*..............................   3,390           32,476
        Vital Signs, Inc.........................     416           12,430
        VitalWorks Inc.*.........................   2,668           10,272
        Vitesse Semiconductor Corp.*.............  14,170           30,961
        Vitria Technology, Inc.*.................   5,233            3,925
        VIVUS, Inc.*.............................   2,319            8,650

           Common Stocks, continued
                                                Shares         Value
                                                -------    -------------
          Volt Information Sciences, Inc.*.....     561    $       9,593
          W Holding Co., Inc...................   3,058           50,183
          W-H Energy Services, Inc.*...........   1,631           23,796
          W.R. Grace & Co.*....................   4,622            9,059
          Wabash National Corp.*...............   1,809           15,159
          Wabtec Corp..........................   2,417           33,935
          Wackenhut Corrections Corp.*.........     612            6,799
          Wallace Computer Services, Inc.......   2,625           56,464
          Walter Industries, Inc...............   1,890           20,468
          Warwick Community Bancorp, Inc.......     255            7,224
          Washington Real Estate Investment
           Trust...............................   2,596           66,198
          Washington Trust Bancorp, Inc........     918           17,929
          Waste Connections, Inc.*.............   1,950           75,290
          WatchGuard Technologies, Inc.*.......   1,852           11,818
          Water Pik Technologies, Inc.*........     748            5,498
          Watsco, Inc..........................   1,202           19,689
          Watson Wyatt & Co. Holdings*.........   1,416           30,798
          Watts Industries, Inc.--Class A......   1,100           17,314
          Wausau-Mosinee Paper Corp............   2,560           28,723
          Waypoint Financial Corp..............   2,519           44,838
          WCI Communities Inc.*................     484            4,937
          WD-40 Co.............................   1,125           29,723
          WebEx Communications, Inc.*..........   1,631           24,464
          webMethods, Inc.*....................   3,179           26,131
          Websense, Inc.*......................   1,488           31,785
          Webster Financial Corp...............       2               70
          Weis Markets, Inc....................     777           24,127
          Wellman, Inc.........................   2,247           30,312
          Wellsford Real Properties, Inc.*.....     374            5,894
          Werner Enterprises, Inc..............   2,716           58,475
          Wesbanco, Inc........................   1,499           35,062
          WESCO International, Inc.*...........     994            5,457
          West Coast Bancorp...................   1,109           16,801
          West Marine, Inc.*...................     727            9,953
          West Pharmaceutical Services, Inc....     923           22,521
          Westar Energy, Inc...................   3,947           39,075
          Westcorp.............................     828           17,388
          Western Digital Corp.*...............  13,556           86,623
          Western Gas Resources, Inc...........   1,329           48,974
          Westfield Financial, Inc.............     349            5,410
          Westpoint Stevens, Inc.*.............   2,459            1,451
          Westport Resources Corp.*............   1,126           23,421
          Wet Seal, Inc.--Class A*.............   1,801           19,381
          WFS Financial, Inc.*.................     484           10,121
          WGL Holdings, Inc....................   3,424           81,901
          White Electronic Designs Corp.*......   1,232            9,425
          Whitehall Jewellers, Inc.*...........     785            7,458
          Wild Oats Markets, Inc.*.............   1,610           16,615
          William Lyon Homes, Inc.*............     332            7,248
          Willow Grove Bancorp, Inc............     340            4,726
          Wilson Greatbatch Technologies, Inc.*   1,474           43,041
          Wilsons The Leather Experts, Inc.*...     994            4,970
          Wind River Systems, Inc.*............   4,813           19,733
          Winnebago Industries, Inc............     845           33,149
          Winston Hotels, Inc..................   1,190            9,282
          Wintrust Financial Corp..............   1,032           32,322
          Wireless Facilities, Inc.*...........   1,631            9,802
          Witness Systems, Inc.*...............     964            3,316
          WMS Industries, Inc.*................   1,542           23,099

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                Shares         Value
                                                -------    -------------
          Wolverine World Wide, Inc............   2,932    $      44,303
          Women First HealthCare, Inc.*........   1,096            4,999
          Woodhead Industries, Inc.............     737            8,328
          Woodward Governor Co.................     625           27,188
          World Acceptance Corp.*..............     764            5,814
          World Fuel Services Corp.............     625           12,813
          World Wrestling Entertainment, Inc.*.     701            5,643
          Worthington Industries, Inc..........   4,746           72,329
          WPS Resources Corp...................   2,213           85,908
          Wright Medical Group, Inc.*..........   1,100           19,205
          WSFS Financial Corp..................     552           18,199
          Wyndham International, Inc.--Class A*  10,569            2,431
          X-Rite, Inc..........................   1,266            8,849
          Xicor, Inc.*.........................   1,470            5,483
          XM Satellite Radio Holdings, Inc.--
           Class A*............................   3,823           10,284
          Yankee Candle Co., Inc.*.............   1,908           30,528
          Yardville National Bancorp...........     416            7,172
          Yellow Corp.*........................   2,043           51,465
          York International Corp..............       1               26
          Young Broadcasting, Inc.--Class A*...     977           12,867
          Young Innovations, Inc.*.............     301            7,004
          Zebra Technologies Corp.*............       2              115
          Zenith National Insurance Corp.......     578           13,595
          Zoll Medical Corp.*..................     586           20,903
          Zomax, Inc.*.........................   2,072            8,806
          Zoran Corp.*.........................   1,902           26,761
          Zygo Corp.*..........................   1,098            7,675
          Zymogenetics, Inc.*..................     701            6,940
                                                           -------------
          TOTAL COMMON STOCKS..................               42,113,291
                                                           =============

         Federal Home Loan Bank (1.2%)
                                                Principal
                                                 Amount          Value
                                               -----------    -----------
        Federal Home Loan Bank, 0.50%,
         01/02/03............................. $   600,000    $   599,983
                                                              -----------
        TOTAL FEDERAL HOME LOAN
         BANK.................................                    599,983
                                                              -----------
         U.S. Treasury Bills (19.5%)
        U.S. Treasury Bills, 0.51%, 01/02/03..  10,001,000     10,000,722
                                                              -----------
        TOTAL U.S. TREASURY BILLS.............                 10,000,722
                                                              -----------
        TOTAL INVESTMENTS
         (Cost $52,625,346)/(a)/--102.9%......                 52,713,996
        Net other assets/(liabilities)--(2.9)%                 (1,480,650)
                                                              -----------
        NET ASSETS--100.0%....................                $51,233,346
                                                              ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $52,631,591 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $6,245. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                    Unrealized appreciation..... $ 360,310
                    Unrealized depreciation.....  (277,905)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $  82,405
                                                 =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                           Unrealized
                                               Contracts Gains/(Losses)
                                               --------- --------------
         Russell 2000 Future Contract expiring
          March 2003 (Underlying face
          amount at value $8,213,000).........    43       $(129,994)


              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap ProFund                        Investments
                                                December 31, 2002

The Small-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 0.8%
                     Agriculture...................... 0.4%
                     Airlines......................... 0.3%
                     Apparel.......................... 0.7%
                     Auto Manufacturers............... 0.2%
                     Auto Parts & Equipment........... 0.5%
                     Banks............................ 7.1%
                     Beverages........................ 0.1%
                     Biotechnology.................... 1.8%
                     Building Materials............... 0.8%
                     Chemicals........................ 2.0%
                     Coal............................. 0.2%
                     Commercial Services.............. 3.8%
                     Computers........................ 3.0%
                     Cosmetics/Personal Care.......... 0.1%
                     Distribution/Wholesale........... 0.6%
                     Diversified Financial Services... 0.8%
                     Electric......................... 1.4%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 2.0%
                     Energy--Alternate Sources........ 0.1%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.7%
                     Environmental Control............ 0.5%
                     Food............................. 1.7%
                     Forest & Paper Products.......... 0.5%
                     Gas.............................. 1.5%
                     Hand/Machine Tools............... 0.5%
                     Healthcare--Products............. 3.0%
                     Healthcare--Services............. 1.7%
                     Holding Companies--Diversified... 0.1%

                     Home Builders...................  0.8%
                     Home Furnishings................  0.2%
                     Household Products/Wares........  0.9%
                     Housewares......................  0.2%
                     Insurance.......................  1.8%
                     Internet........................  2.5%
                     Investment Companies............  0.1%
                     Iron/Steel......................  0.3%
                     Leisure Time....................  0.4%
                     Lodging.........................  0.6%
                     Machinery--Construction & Mining  0.2%
                     Machinery--Diversified..........  1.3%
                     Manufacturing...................  1.5%
                     Media...........................  0.9%
                     Metal Fabricate/Hardware........  0.7%
                     Mining..........................  0.3%
                     Office/Business Equipment.......  0.1%
                     Oil & Gas.......................  2.0%
                     Oil & Gas Services..............  1.1%
                     Packaging & Containers..........  0.3%
                     Pharmaceuticals.................  3.3%
                     Pipelines.......................  0.1%
                     Real Estate.....................  0.3%
                     Real Estate Investment Trust....  5.9%
                     Retail..........................  4.8%
                     Savings & Loans.................  2.3%
                     Semiconductors..................  2.8%
                     Software........................  3.0%
                     Telecommunications..............  2.5%
                     Textiles........................  0.3%
                     Toys/Games/Hobbies..............  0.2%
                     Transportation..................  1.7%
                     Water...........................  0.2%
                     Other........................... 18.1%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $52,625,346)........... $52,713,996
         Dividends and interest receivable..................       1,528
         Receivable for capital shares issued...............   2,980,298
         Variation margin on futures contracts..............         321
         Prepaid expenses...................................      13,900
                                                             -----------
          Total Assets......................................  55,710,043
                                                             -----------
       Liabilities:
         Cash overdraft.....................................   2,003,153
         Payable for investments purchased..................   2,000,919
         Payable for capital shares redeemed................     159,431
         Unrealized depreciation on swap contracts..........     205,031
         Advisory fees payable..............................      61,408
         Management services fees payable...................       7,884
         Administration fees payable........................       2,590
         Distribution and service fees payable--Service
          Class.............................................      10,207
         Other accrued expenses.............................      26,074
                                                             -----------
          Total Liabilities.................................   4,476,697
                                                             -----------
       Net Assets........................................... $51,233,346
                                                             ===========
       Net Assets consist of:
         Capital............................................ $56,079,568
         Accumulated net investment income/(loss)...........    (115,243)
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (4,484,604)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................    (246,375)
                                                             -----------
       Net Assets........................................... $51,233,346
                                                             ===========
       Investor Class:
         Net Assets......................................... $40,591,077
         Shares of Beneficial Interest Outstanding..........   1,704,491
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.81
                                                             ===========
       Service Class:
         Net Assets......................................... $10,642,269
         Shares of Beneficial Interest Outstanding..........     452,800
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.50
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Interest............................................. $   190,567
        Dividends............................................      56,125
                                                              -----------
         Total Investment Income.............................     246,692
                                                              -----------
      Expenses:
        Advisory fees........................................     138,533
        Management services fees.............................      27,707
        Administration fees..................................       8,425
        Distribution and service fees--Service Class.........      65,557
        Transfer agent fees..................................      52,554
        Registration and filing fees.........................      48,688
        Custody fees.........................................      48,317
        Fund accounting fees.................................      19,526
        Other fees...........................................      22,469
                                                              -----------
         Total Expenses before reductions....................     431,776
         Less Expenses reduced by the Investment
          Advisor............................................      (6,034)
                                                              -----------
         Net Expenses........................................     425,742
                                                              -----------
      Net Investment Income/(Loss)...........................    (179,050)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........  (1,847,186)
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (4,781,649)
        Change in net unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     (12,171)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  (6,641,006)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(6,820,056)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund

 Statements of Changes in Net Assets
                                                                                                           For the period
                                                                                           For the      September 4, 2001/(a)/
                                                                                         year ended            through
                                                                                      December 31, 2002   December 31, 2001
                                                                                      ----------------- ---------------------
From Investment Activities:
Operations:
 Net investment income/(loss)........................................................   $    (179,050)      $     (9,109)
 Net realized gains/(losses) on investments, futures contracts and swap contracts....      (6,628,835)         2,102,627
 Change in net unrealized appreciation/(depreciation) on investments, futures
   contracts and swap contracts......................................................         (12,171)          (234,204)
                                                                                        -------------       ------------
 Change in net assets resulting from operations......................................      (6,820,056)         1,859,314
                                                                                        -------------       ------------
Distributions to Shareholders From:
 Net realized gains on investments, futures contracts and swap contracts
   Investor Class....................................................................              --            (31,136)
   Service Class.....................................................................              --                 (7)
                                                                                        -------------       ------------
 Change in net assets resulting from distributions...................................              --            (31,143)
                                                                                        -------------       ------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class....................................................................     261,556,426         72,313,601
   Service Class.....................................................................     263,494,321         52,140,789
 Dividends reinvested
   Investor Class....................................................................              --             28,383
   Service Class.....................................................................              --                  7
 Cost of shares redeemed
   Investor Class....................................................................    (244,339,703)       (45,807,259)
   Service Class.....................................................................    (266,271,376)       (36,889,958)
                                                                                        -------------       ------------
 Change in net assets resulting from capital transactions............................      14,439,668         41,785,563
                                                                                        -------------       ------------
 Change in net assets................................................................       7,619,612         43,613,734
Net Assets:
 Beginning of period.................................................................      43,613,734                 --
                                                                                        -------------       ------------
 End of period.......................................................................   $  51,233,346       $ 43,613,734
                                                                                        =============       ============
Share Transactions:
 Issued
   Investor Class....................................................................      10,283,063          2,396,634
   Service Class.....................................................................      10,116,118          1,759,132
 Reinvested
   Investor Class....................................................................              --                926
   Service Class.....................................................................              --                 --/(b)/
 Redeemed
   Investor Class....................................................................      (9,489,557)        (1,486,575)
   Service Class.....................................................................     (10,160,626)        (1,261,824)
                                                                                        -------------       ------------
 Change in shares....................................................................         748,998          1,408,293
                                                                                        =============       ============

------
/(a)/Commencement of operations
/(b)/Amount is less than one share.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                Investor Class
                                                                                 -------------------------------------
                                                                                                         For the period
                                                                                      For the         September 4, 2001/(a)/
                                                                                    year ended               through
                                                                                 December 31, 2002      December 31, 2001
                                                                                 -----------------    ---------------------
Net Asset Value, Beginning of Period............................................    $     30.98            $     30.00
                                                                                    -----------            -----------
Investment Activities:
 Net investment income/(loss)...................................................          (0.17)/(b)/            (0.02)/(b)/
 Net realized and unrealized gains/(losses) on investments, futures contracts
   and swap contracts...........................................................          (7.00)                  1.01
                                                                                    -----------            -----------
 Total income/(loss) from investment activities.................................          (7.17)                  0.99
                                                                                    -----------            -----------
Distributions to Shareholders From:
 Net realized gains on investments, futures contracts and swap contracts........             --                  (0.01)
                                                                                    -----------            -----------
Net Asset Value, End of Period..................................................    $     23.81            $     30.98
                                                                                    ===========            ===========
Total Return....................................................................         (23.14)%                 3.32%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.........................................................    $40,591,077            $28,222,173
Ratio of expenses to average net assets.........................................           1.95%                  1.95%/(d)/
Ratio of net investment income/(loss) to average net assets.....................          (0.65)%                (0.19)%/(d)/
Ratio of expenses to average net assets*........................................           1.98%                  1.95%/(d)/
Portfolio turnover/(e)/.........................................................            865%                    95%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                Service Class
                                                                                 -------------------------------------
                                                                                                         For the period
                                                                                      For the         September 4, 2001/(a)/
                                                                                    year ended               through
                                                                                 December 31, 2002      December 31, 2001
                                                                                 -----------------    ---------------------
Net Asset Value, Beginning of Period............................................    $     30.95            $     30.00
                                                                                    -----------            -----------
Investment Activities:
 Net investment income/(loss)...................................................          (0.42)/(b)/            (0.08)/(b)/
 Net realized and unrealized gains/(losses) on investments, futures contracts
   and swap contracts...........................................................          (7.03)                  1.04
                                                                                    -----------            -----------
 Total income/(loss) from investment activities.................................          (7.45)                  0.96
                                                                                    -----------            -----------
Distributions to Shareholders From:
 Net realized gains on investments, futures contracts and swap contracts........             --                  (0.01)
                                                                                    -----------            -----------
Net Asset Value, End of Period..................................................    $     23.50            $     30.95
                                                                                    ===========            ===========
Total Return....................................................................         (24.07)%                 3.22%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.........................................................    $10,642,269            $15,391,561
Ratio of expenses to average net assets.........................................           2.95%                  2.76%/(d)/
Ratio of net investment income/(loss) to average net assets.....................          (1.55)%                (0.89)%/(d)/
Ratio of expenses to average net assets*........................................           2.99%                  2.76%/(d)/
Portfolio turnover/(e)/.........................................................            865%                    95%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                                  OTC ProFund

   For the year ended December 31, 2002, the OTC ProFund had a NAV total return of -38.57%* for Investor Class shares, compared to a return of -37.58% for the unmanaged NASDAQ-100 Index(R). This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the OTC ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                    [CHART]

Value of a $10,000 Investment

           OTC - Investor        OTC - Service      NASDAQ - 100
          ---------------        -------------      ------------
8/7/00       $10,000                $10,000            $10,000
9/00           9,597                  9,613              9,623
12/00          6,323                  6,320              6,311
3/01           4,367                  4,340              4,240
6/01           5,093                  5,060              4,933
9/01           3,227                  3,197              3,149
12/01          4,342                  4,289              4,250
3/02           3,983                  3,925              3,916
6/02           2,869                  2,820              2,834
9/02           2,270                  2,227              2,244
12/02          2,667                  2,607              2,653

-----------------------------------------------
          Average Annual Total Return
                as of 12/31/02
-----------------------------------------------
                                     Since
                                   Inception
                 1 Year             (8/7/00)
-----------------------------------------------
Investor         (38.57)%           (42.34)%
-----------------------------------------------
Service          (39.20)%           (42.89)%
-----------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the OTC ProFund from 8/7/00 to 12/31/02.

    The performance of the OTC ProFund is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             OTC ProFund                              Investments
                                                December 31, 2002

         Common Stocks (97.6%)
                                                 Shares         Value
                                                ---------   -------------
        ADC Telecommunications, Inc.*..........   136,561   $     285,412
        Adobe Systems, Inc.....................    31,552         782,521
        Altera Corp.*..........................    73,950         912,543
        Amazon.com, Inc.*......................    34,510         651,894
        American Power Conversion Corp.*.......    27,115         410,792
        Amgen, Inc.*...........................    82,331       3,979,880
        Apollo Group, Inc.--Class A*...........    24,157       1,062,908
        Apple Computer, Inc.*..................    68,527         981,992
        Applied Materials, Inc.*...............   117,334       1,528,863
        BEA Systems, Inc.*.....................    52,258         599,399
        Bed Bath & Beyond, Inc.*...............    53,737       1,855,539
        Biogen, Inc.*..........................    25,143       1,007,229
        Biomet, Inc............................    47,821       1,370,550
        Broadcom Corp.--Class A*...............    25,636         386,078
        Brocade Communications Systems,
         Inc.*.................................    32,538         134,707
        C.H. Robinson Worldwide, Inc...........    11,339         353,777
        CDW Computer Centers, Inc.*............    11,832         518,833
        Cephalon, Inc.*........................     6,902         335,907
        Check Point Software Technologies,
         Ltd.*.................................    33,031         428,412
        Chiron Corp.*..........................    35,989       1,353,186
        CIENA Corp.*...........................    70,006         359,831
        Cintas Corp............................    28,101       1,285,621
        Cisco Systems, Inc.*...................   353,481       4,630,601
        Citrix Systems, Inc.*..................    27,608         340,131
        Comcast Corp.--Class A*................   130,152       3,067,683
        Compuware Corp.*.......................    32,045         153,816
        Comverse Technology, Inc.*.............    26,622         266,752
        Costco Wholesale Corp.*................    33,031         926,850
        Dell Computer Corp.*...................   130,645       3,493,448
        DENTSPLY International, Inc............    10,353         385,132
        Dollar Tree Stores, Inc.*..............    15,283         375,503
        eBay, Inc.*............................    31,552       2,139,857
        EchoStar Communications Corp.--
         Class A*..............................    34,510         768,193
        Electronic Arts, Inc.*.................    19,720         981,464
        Expeditors International of Washington,
         Inc...................................    13,804         450,700
        Express Scripts, Inc.--Class A*........     9,367         449,991
        Fastenal Co............................     9,860         368,665
        First Health Group Corp.*..............    14,297         348,132
        Fiserv, Inc.*..........................    33,031       1,121,402
        Flextronics International, Ltd.*.......    76,908         629,877
        Gentex Corp.*..........................    10,846         343,167
        Genzyme Corp.--General Division*.......    36,975       1,093,351
        Gilead Sciences, Inc.*.................    26,622         905,148
        Henry Schein, Inc.*....................     5,423         244,035
        Human Genome Sciences, Inc.*...........    17,748         156,360
        ICOS Corp.*............................     8,381         196,199
        IDEC Pharmaceuticals Corp.*............    22,678         752,229
        Intel Corp.............................   317,985       4,951,027
        Intuit, Inc.*..........................    35,496       1,665,473
        Invitrogen Corp.*......................     6,409         200,538
        JDS Uniphase Corp.*....................   205,088         506,567

            Common Stocks, continued
                                              Shares          Value
                                             ---------    -------------
           Juniper Networks, Inc.*..........    33,524    $     227,963
           KLA-Tencor Corp.*................    31,552        1,115,994
           Lamar Advertising Co.*...........    11,339          381,557
           Lincare Holdings, Inc.*..........    13,804          436,482
           Linear Technology Corp...........    57,188        1,470,875
           Maxim Integrated Products, Inc...    61,625        2,036,091
           MedImmune, Inc.*.................    36,975        1,004,610
           Mercury Interactive Corp.*.......    12,325          365,436
           Microchip Technology, Inc........    23,171          566,531
           Microsoft Corp.*.................   251,923       13,024,420
           Millennium Pharmaceuticals, Inc.*    43,384          344,469
           Molex, Inc.......................    13,311          306,685
           Network Appliance, Inc.*.........    48,314          483,140
           Nextel Communications, Inc.--
            Class A*........................   163,676        1,890,458
           Novellus Systems, Inc.*..........    20,706          581,424
           NVIDIA Corp.*....................    23,171          266,698
           Oracle Corp.*....................   304,674        3,290,480
           PACCAR, Inc......................    17,748          818,715
           PanAmSat Corp.*..................    27,608          404,181
           Patterson Dental Co.*............     8,874          388,149
           Patterson-UTI Energy, Inc.*......    11,339          342,098
           Paychex, Inc.....................    48,807        1,361,715
           PeopleSoft, Inc.*................    60,639        1,109,694
           Petsmart, Inc.*..................    18,734          320,913
           Pixar Animation Studios*.........     6,902          365,737
           QLogic Corp.*....................    12,818          442,349
           Qualcomm, Inc.*..................   129,659        4,718,292
           RF Micro Devices, Inc.*..........    26,129          191,526
           Ross Stores, Inc.................    10,353          438,864
           Ryanair Holdings PLC--ADR*.......     8,381          328,200
           Sanmina-SCI Corp.*...............    77,401          347,530
           Siebel Systems, Inc.*............    77,894          582,647
           Sigma-Aldrich Corp...............     9,367          456,173
           Skyworks Solutions, Inc.*........         1                9
           Smurfit-Stone Container Corp.*...    33,031          508,380
           Staples, Inc.*...................    43,384          793,927
           Starbucks Corp.*.................    73,950        1,507,101
           Sun Microsystems, Inc.*..........   185,861          578,028
           Symantec Corp.*..................    20,213          818,829
           Synopsys, Inc.*..................     9,367          432,287
           Telefonaktiebolaget LM Ericsson*.    18,888          127,305
           Tellabs, Inc.*...................    32,045          232,967
           Teva Pharmaceutical Industries,
            Ltd.--ADR.......................    25,143          970,771
           TMP Worldwide, Inc.*.............    16,269          184,002
           USA Networks, Inc.*..............    60,146        1,378,546
           VeriSign, Inc.*..................    30,566          245,139
           Veritas Software Corp.*..........    57,681          900,977
           Whole Foods Market, Inc.*........     7,888          415,934
           Xilinx, Inc.*....................    61,132        1,259,319
           Yahoo!, Inc.*....................    38,947          636,783
                                                          -------------
           TOTAL COMMON STOCKS..............                103,898,565
                                                          -------------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             OTC ProFund                              Investments
                                                December 31, 2002

           Federal Home Loan Bank (0.8%)
                                               Principal
                                                Amount      Value
                                               --------- ------------
          Federal Home Loan Bank,
           0.50%, 01/02/03.................... $885,000  $    884,975
                                                         ------------
          TOTAL FEDERAL HOME LOAN BANK........                884,975
                                                         ------------
          TOTAL INVESTMENTS
           (Cost $103,034,249)/(a)/--98.4%....            104,783,540
          Net other assets/(liabilities)--1.6%              1,674,336
                                                         ------------
          NET ASSETS--100.0%..................           $106,457,876
                                                         ============

------
*Non-income producing security
/(a)/Cost for federal income taxes is $111,735,262 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $8,701,013. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $  4,949,105
                   Unrealized depreciation.....  (11,900,827)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $ (6,951,722)
                                                ============

/ADR /American Depositary Receipt.

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                           Unrealized
                                                 Contracts    Loss
                                                 --------- ----------
          NASDAQ Future Contract expiring March
           2003 (Underlying face amount at value
           $2,563,600)..........................    26      $(6,067)

The ProFund OTC's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                    Advertising......................  0.4%
                    Airlines.........................  0.3%
                    Auto Manufacturers...............  0.8%
                    Biotechnology....................  8.5%
                    Chemicals........................  0.4%
                    Commercial Services..............  2.6%
                    Computers........................  6.6%
                    Distribution/Wholesale...........  0.3%
                    Electrical Components & Equipment  0.7%
                    Electronics......................  1.2%
                    Food.............................  0.4%
                    Healthcare--Products.............  2.2%
                    Healthcare--Services.............  0.4%
                    Internet.........................  4.8%
                    Leisure Time.....................  1.3%
                    Media............................  2.9%
                    Oil & Gas........................  0.3%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  3.4%
                    Retail...........................  6.3%
                    Semiconductors................... 14.6%
                    Software......................... 22.9%
                    Telecommunications............... 13.7%
                    Textiles.........................  1.2%
                    Transportation...................  0.8%
                    Other............................  2.5%

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $103,034,249).......... $104,783,540
        Cash...............................................      100,828
        Dividends and interest receivable..................       13,357
        Receivable for capital shares issued...............   21,217,021
        Prepaid expenses...................................       21,811
                                                            ------------
         Total Assets......................................  126,136,557
                                                            ------------
      Liabilities:
        Payable for investments purchased..................   18,965,955
        Payable for capital shares redeemed................      555,939
        Variation margin on futures contracts..............        4,177
        Advisory fees payable..............................       81,848
        Management services fees payable...................       13,382
        Administration fees payable........................        4,388
        Distribution and service fees payable--Service
         Class.............................................        1,817
        Other accrued expenses.............................       51,175
                                                            ------------
         Total Liabilities.................................   19,678,681
                                                            ------------
      Net Assets........................................... $106,457,876
                                                            ============
      Net Assets consist of:
        Capital............................................ $116,231,379
        Accumulated net investment income/(loss)...........     (251,289)
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (11,265,438)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    1,743,224
                                                            ------------
      Net Assets........................................... $106,457,876
                                                            ============
      Investor Class:
        Net Assets......................................... $ 83,979,907
        Shares of Beneficial Interest Outstanding..........    2,098,900
        Net Asset Value (offering and redemption price per
         share)............................................ $      40.01
                                                            ============
      Service Class:
        Net Assets......................................... $ 22,477,969
        Shares of Beneficial Interest Outstanding..........      574,738
        Net Asset Value (offering and redemption price per
         share)............................................ $      39.11
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    29,418
        Interest.............................................      13,573
                                                              -----------
         Total Investment Income.............................      42,991
                                                              -----------
      Expenses:
        Advisory fees........................................     157,606
        Management services fees.............................      33,773
        Administration fees..................................      11,392
        Distribution and service fees--Service Class.........      18,354
        Transfer agent fees..................................      60,874
        Registration and filing fees.........................      36,996
        Custody fees.........................................      18,369
        Fund accounting fees.................................      22,663
        Other fees...........................................      34,597
        Recoupment of prior expenses reimbursed by the
         Investment Advisor..................................      19,400
                                                              -----------
         Total Expenses......................................     414,024
                                                              -----------
      Net Investment Income/(Loss)...........................    (371,033)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (8,371,881)
        Net realized gains/(losses) on futures contracts.....    (598,343)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................     908,887
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (8,061,337)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(8,432,370)
                                                              ===========


              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund


 Statements of Changes in Net Assets
                                                   For the           For the
                                                 year ended        year ended
                                              December 31, 2002 December 31, 2001
                                              ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss)................   $    (371,033)    $    (144,085)
 Net realized gains/(losses) on investments
   and futures contracts.....................      (8,970,224)        4,782,197
 Change in net unrealized
   appreciation/(depreciation) on
   investments and futures contracts.........         908,887         1,262,661
                                                -------------     -------------
 Change in net assets resulting from
   operations................................      (8,432,370)        5,900,773
                                                -------------     -------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class............................     272,069,642        63,246,434
   Service Class.............................      82,088,952       371,840,234
 Cost of shares redeemed
   Investor Class............................    (186,059,181)      (59,595,449)
   Service Class.............................     (59,722,531)     (378,713,748)
                                                -------------     -------------
 Change in net assets resulting from capital
   transactions..............................     108,376,882        (3,222,529)
                                                -------------     -------------
 Change in net assets........................      99,944,512         2,678,244
Net Assets:
 Beginning of year...........................       6,513,364         3,835,120
                                                -------------     -------------
 End of year.................................   $ 106,457,876     $   6,513,364
                                                =============     =============
Share Transactions:
 Issued
   Investor Class............................       6,407,919         3,025,232
   Service Class.............................       2,038,117        18,358,986
 Redeemed
   Investor Class............................      (4,393,828)       (3,087,039)
   Service Class.............................      (1,478,762)      (18,399,189)
                                                -------------     -------------
 Change in shares............................       2,573,446          (102,010)
                                                =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund


 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                        Investor Class/(a)/
                                                   -------------------------------------------------------
                                                                                              For the period
                                                        For the              For the        August 7, 2000/(b)/
                                                      year ended           year ended            through
                                                   December 31, 2002    December 31, 2001   December 31, 2000
                                                   -----------------    -----------------   ------------------
Net Asset Value, Beginning of Period..............    $     65.13          $    94.85           $   150.00
                                                      -----------          ----------           ----------
Investment Activities:
 Net investment income/(loss).....................          (0.67)/(c)/         (1.06)/(c)/          (2.40)/(c)/
 Net realized and unrealized gains/(losses) on
   investments and futures contracts..............         (24.45)             (28.66)/(d)/         (52.75)
                                                      -----------          ----------           ----------
 Total income/(loss) from investment activities...         (25.12)             (29.72)              (55.15)
                                                      -----------          ----------           ----------
Net Asset Value, End of Period....................    $     40.01          $    65.13           $    94.85
                                                      ===========          ==========           ==========
Total Return......................................         (38.57)%            (31.33)%             (36.77)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year...........................    $83,979,907          $5,523,747           $2,780,938
Ratio of expenses to average net assets...........           1.75%               1.91%                1.60%/(f)/
Ratio of net investment income/(loss) to average
 net assets.......................................          (1.56)%             (1.48)%              (4.83)%/(f)/
Ratio of expenses to average net assets*..........           1.75%               2.40%                1.60%/(f)/
Portfolio turnover/(g)/...........................            620%              5,388%                 632%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(e)/Not annualized
/(f)/Annualized
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial Highlights
 (continued)
Selected data for a share of
beneficial interest
outstanding throughout the
periods indicated.

                                                    Service Class/(a)/
                               ------------------------------------------------------
                                                                         For the period
                                    For the              For the       August 7, 2000/(b)/
                                  year ended           year ended           through
                               December 31, 2002    December 31, 2001  December 31, 2000
                               -----------------    -----------------  ------------------
Net Asset Value, Beginning of
 Period.......................    $     64.33           $  94.80           $   150.00
                                  -----------           --------           ----------
Investment Activities:
 Net investment income/(loss).          (1.13)/(c)/        (2.08)/(c)/          (0.45)/(c)/
 Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts..................         (24.09)            (28.39)/(d)/         (54.75)
                                  -----------           --------           ----------
 Total income/(loss) from
   investment activities......         (25.22)            (30.47)              (55.20)
                                  -----------           --------           ----------
Net Asset Value, End of Period    $     39.11           $  64.33           $    94.80
                                  ===========           ========           ==========
Total Return..................         (39.20)%           (32.14)%             (36.80)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year.......    $22,477,969           $989,617           $1,054,182
Ratio of expenses to average
 net assets...................           2.94%              2.95%                2.80%/(f)/
Ratio of net investment
 income/(loss) to average net
 assets.......................          (2.73)%            (2.25)%              (1.06)%/(f)/
Ratio of expenses to average
 net assets*..................           2.94%              3.45%                2.80%/(f)/
Portfolio turnover/(g)/.......            620%             5,388%                 632%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(e)/Not annualized
/(f)/Annualized
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               Europe 30 ProFund

   For the year ended December 31, 2002, the Europe 30 ProFund had a NAV total return of -25.28%* for Investor Class shares, compared to a return of -23.52% for the unmanaged ProFunds Europe 30 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index is an unmanaged index, which represents the performance of the 30 largest European-based companies represented by American Depositary Receipts, as determined by market capitalization.

   Prior to September 4, 2001, Europe 30 ProFund was named "UltraEurope ProFund" and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

   For the fiscal year, the Europe 30 ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of its benchmark (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the ProFunds Europe 30 Index or any of the companies included in the ProFunds Europe 30 Index.

                                    [CHART]
Value of a $10,000 Investment

               Europe - 30     Europe - 30    ProFunds
                 Investor        Service     Europe 30/1/     STOXX 50
               -----------     -----------   ------------   ------------
3/15/99        $10,000         $10,000        $10,000         $10,000
3/99            10,013          10,010         10,096          9,885
6/99             9,723           9,693         10,476          9,905
9/99             8,863           8,820         10,514          9,930
12/99           13,663          13,573         13,197         12,209
3/00            13,070          12,940         13,701         12,423
6/00            11,413          11,303         12,746         11,840
9/00             9,937           9,817         11,492         10,827
12/00            9,079           8,949         11,221         10,981
3/01             6,389           6,250          9,280          9,036
6/01             6,201           6,057          8,976          8,817
9/01             4,778           4,655          7,940          7,799
12/01            5,059           4,920          8,474          8,402
3/02             4,870           4,731          8,166          8,257
6/02             4,357           4,217          7,344          7,768
9/02             3,419           3,310          5,695          5,865
12/02            3,780           3,956          6,481          6,470

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                     Since
                                   Inception
               1 Year    3 Year    (3/15/99)
-----------------------------------------------
Investor       (25.28)%  (34.84)%   (22.60)%
-----------------------------------------------
Service        (19.59)%  (33.70)%   (21.67)%
-----------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ The inception date of the ProFunds Europe 30 Index was October 18, 1999.
    Index data is provided for periods prior to October 18,1999 solely for purposes of comparison.

   The chart represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from 3/15/99 to 12/31/02.

   The performance of the Europe 30 ProFund is measured against the ProFunds Europe 30 Index, an unmanaged index consisting of 30 European companies whose securities are traded on U.S. Exchanges or on the NASDAQ Stock Market as American Depositary Receipts with the highest market capitalization determined annually. The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Europe 30 ProFund                        Investments
                                                December 31, 2002

          Common Stocks (85.6%)
                                                  Shares       Value
                                                 ---------- -----------
         Allianz AG--ADR........................     13,448 $   128,428
         AstraZeneca PLC--ADR...................      9,840     345,286
         Aventis SA--ADR........................      4,428     239,953
         Banco Bilbao Vizcaya--ADR..............     17,548     170,391
         Banco Santander Central Hispano SA--
          ADR...................................     26,076     183,836
         Barclays PLC--ADR......................      9,184     226,845
         BP Amoco PLC--ADR......................     21,484     873,324
         Credit Suisse Group--ADR...............      6,724     143,087
         Deutsche Telekom AG--ADR...............     23,124     293,675
         Diageo PLC--ADR........................      4,756     208,313
         E.On AG--ADR...........................      3,936     161,022
         ENI SpA--ADR...........................      4,428     347,554
         Ericsson (LM) Telephone Co.--ADR.......      4,428      29,845
         France Telecom SA--ADR.................      6,396     113,657
         GlaxoSmithKline PLC--ADR...............     17,548     657,348
         HSBC Holdings PLC--ADR.................     10,496     577,069
         ING Groep NV--ADR......................     11,152     187,800
         Koninklijke (Royal) Philips Electronics
          NV--ADR...............................      7,544     133,378
         Lloyds TSB Group PLC--ADR..............      7,708     220,372
         Nokia OYJ--ADR.........................     26,240     406,720
         Novartis AG--ADR.......................     14,596     536,111
         Royal Dutch Petroleum Co.--ADR.........     11,808     519,788
         SAP AG--ADR............................      7,052     137,514
         Shell Transport & Trading Co.--ADR.....      9,348     363,824
         Siemens AG--ADR........................      4,920     207,280
         Telecom Italia SpA--ADR................      3,608     274,136
         Telefonica SA--ADR*....................      8,528     226,589
         Total Fina SA--ADR.....................      8,364     598,026
         Vivendi Universal SA--ADR..............      6,068      97,513
         Vodafone Group PLC--ADR................     38,048     689,429
                                                            -----------
         TOTAL COMMON STOCKS....................              9,298,113
                                                            -----------
          Federal Home Loan Bank (11.2%)
                                                 Principal
                                                  Amount
                                                 ----------
         Federal Home Loan Bank, 0.50%,
          01/02/03.............................. $1,210,000   1,209,966
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          BANK..................................              1,209,966
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $10,102,003)/(a)/--96.8%........             10,508,079
         Net other assets/(liabilities)--3.2%...                342,781
                                                            -----------
         NET ASSETS--100.0%.....................            $10,850,860
                                                            ===========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $11,753,653 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,651,650. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   434,411
                   Unrealized depreciation.....  (1,679,985)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,245,574)
                                                ===========

/ADR/ American Depositary Receipt.

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $1,538,250)....     7        $(20,410)

The Europe 30 ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                            Banks................................ 14.0%
                            Beverages............................  1.9%
                            Electric.............................  1.5%
                            Electronics..........................  1.2%
                            Insurance............................  2.9%
                            Manufacturing........................  1.9%
                            Media................................  0.9%
                            Oil & Gas............................ 24.9%
                            Pharmaceuticals...................... 16.4%
                            Software.............................  1.3%
                            Telecommunications................... 18.7%
                            Other................................ 14.4%

                            The Europe 30 ProFund's investment concentration based on net assets, by country, as of December 31, 2002, was as follows:
                            Finland..............................  3.7%
                            France...............................  9.7%
                            Germany..............................  8.5%
                            Italy................................  5.7%
                            Netherlands..........................  7.7%
                            Spain................................  5.4%
                            Sweden...............................  0.3%
                            Switzerland..........................  6.3%
                            United Kingdom....................... 38.4%
                            United States........................ 14.3%

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $10,102,003)........... $10,508,079
         Cash...............................................     107,615
         Dividends and interest receivable..................       5,295
         Receivable for investments sold....................     283,364
         Variation margin on futures contracts..............       1,935
         Prepaid expenses...................................       3,113
                                                             -----------
          Total Assets......................................  10,909,401
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................      45,395
         Advisory fees payable..............................       4,561
         Management services fees payable...................         839
         Administration fees payable........................         276
         Distribution and service fees payable--Service
          Class.............................................       2,299
         Other accrued expenses.............................       5,171
                                                             -----------
          Total Liabilities.................................      58,541
                                                             -----------
       Net Assets........................................... $10,850,860
                                                             ===========
       Net Assets consist of:
         Capital............................................ $15,709,450
         Accumulated net investment income/(loss)...........      43,294
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (5,287,550)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     385,666
                                                             -----------
       Net Assets........................................... $10,850,860
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 8,183,609
         Shares of Beneficial Interest Outstanding..........     867,583
         Net Asset Value (offering and redemption price per
          share)............................................ $      9.43
                                                             ===========
       Service Class:
         Net Assets......................................... $ 2,667,251
         Shares of Beneficial Interest Outstanding..........     270,663
         Net Asset Value (offering and redemption price per
          share)............................................ $      9.85
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   118,636
        Interest.............................................       6,958
                                                              -----------
         Total Investment Income.............................     125,594
                                                              -----------
      Expenses:
        Advisory fees........................................      33,027
        Management services fees.............................       6,605
        Administration fees..................................       2,305
        Transfer agent fees..................................      17,104
        Registration and filing fees.........................      26,831
        Custody fees.........................................       7,924
        Fund accounting fees.................................       4,307
        Other fees...........................................       3,671
                                                              -----------
         Total Expenses before reductions....................     101,774
         Less Expenses reduced by the Investment
          Advisor............................................     (18,691)
                                                              -----------
         Net Expenses........................................      83,083
                                                              -----------
      Net Investment Income/(Loss)...........................      42,511
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (1,549,555)
        Net realized gains/(losses) on futures contracts.....     (98,053)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................     181,977
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (1,465,631)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,423,120)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund

 Statements of Changes in Net Assets
                                                   For the           For the
                                                 year ended        year ended
                                              December 31, 2002 December 31, 2001
                                              ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss)................   $      42,511     $       3,055
 Net realized gains/(losses) on investments
   and futures contracts.....................      (1,647,608)       (2,444,291)
 Change in net unrealized
   appreciation/(depreciation) on
   investments and futures contracts.........         181,977            62,008
                                                -------------     -------------
 Change in net assets resulting from
   operations................................      (1,423,120)       (2,379,228)
                                                -------------     -------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class............................     173,223,319       423,590,685
   Service Class.............................      15,968,852        20,464,363
 Cost of shares redeemed
   Investor Class............................    (169,817,702)     (418,639,390)
   Service Class.............................     (13,139,245)      (19,663,022)
                                                -------------     -------------
 Change in net assets resulting from capital
   transactions..............................       6,235,224         5,752,636
                                                -------------     -------------
 Change in net assets........................       4,812,104         3,373,408
Net Assets:
 Beginning of year...........................       6,038,756         2,665,348
                                                -------------     -------------
 End of year.................................   $  10,850,860     $   6,038,756
                                                =============     =============
Share Transactions:
 Issued
   Investor Class............................      16,712,635        21,524,770
   Service Class.............................       1,628,368         1,231,134
 Redeemed
   Investor Class............................     (16,314,376)      (21,155,327)
   Service Class.............................      (1,367,184)       (1,239,736)
                                                -------------     -------------
 Change in shares............................         659,443           360,841
                                                =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                                                Investor Class
                                              ----------------------------------------------------------------------------
                                                                                                              For the period
                                                   For the             For the               For the        March 15, 1999/(a)/
                                                 year ended          year ended            year ended            through
                                              December 31, 2002   December 31, 2001     December 31, 2000   December 31, 1999
                                              -----------------  -----------------      -----------------   ------------------
Net Asset Value, Beginning of Period.........    $    12.62         $    22.65             $    40.99           $    30.00
                                                 ----------         ----------             ----------           ----------
Investment Activities:
 Net investment income/(loss)................          0.10/(b)/            --/(b),(c)/         (0.07)/(b)/           0.19
 Net realized and unrealized gains/(losses)
   on investments, futures contracts, swap
   contracts and foreign currency
   transactions..............................         (3.29)            (10.03)                (13.77)               10.80
                                                 ----------         ----------             ----------           ----------
 Total income/(loss) from investment
   activities................................         (3.19)            (10.03)                (13.84)               10.99
                                                 ----------         ----------             ----------           ----------
Distributions to Shareholders From:
 Net investment income.......................            --                 --                  (0.02)                  --
 Net realized gains on investments, futures
   contracts, swap contracts and foreign
   currency transactions.....................            --                 --                  (4.48)                  --
                                                 ----------         ----------             ----------           ----------
 Total distributions.........................            --                 --                  (4.50)                  --
                                                 ----------         ----------             ----------           ----------
Net Asset Value, End of Period...............    $     9.43         $    12.62             $    22.65           $    40.99
                                                 ==========         ==========             ==========           ==========
Total Return.................................        (25.28)%           (44.28)%               (33.55)%              36.63%/(d)/
Ratios/Supplemental Data:
Net assets, end of year......................    $8,183,609         $5,922,637             $2,262,458           $5,560,299
Ratio of expenses to average net assets......          1.95%              2.75%                  2.53%                1.53%/(e)/
Ratio of net investment income/(loss) to
 average net assets..........................          0.93%              0.02%                 (0.20)%               1.79%/(e)/
Ratio of expenses to average net assets*.....          2.34%              4.17%                  4.07%                2.53%/(e)/
Portfolio turnover/(f)/......................         2,892%            11,239%                 2,381%                 514%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund


 Financial Highlights (continued)
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                                              Service Class
                                              -----------------------------------------------------------------------
                                                                                                         For the period
                                                   For the             For the           For the       March 15, 1999/(a)/
                                                 year ended          year ended        year ended           through
                                              December 31, 2002   December 31, 2001 December 31, 2000  December 31, 1999
                                              -----------------   ----------------- -----------------  ------------------
Net Asset Value, Beginning of Period.........    $    12.25           $  22.28          $  40.72          $     30.00
                                                 ----------           --------          --------          -----------
Investment Activities:
 Net investment income/(loss)................          0.12/(b)/        0.04/ (b)/         (0.24)/(b)/           0.03
 Net realized and unrealized gains/(losses)
   on investments, futures contracts, swap
   contracts and foreign currency
   transactions..............................         (2.52)            (10.07)           (13.72)               10.69
                                                 ----------           --------          --------          -----------
 Total income/(loss) from investment
   activities................................         (2.40)            (10.03)           (13.96)               10.72
                                                 ----------           --------          --------          -----------
Distributions to Shareholders From:
 Net realized gains on investments, futures
   contracts, swap contracts and foreign
   currency transactions.....................            --                 --             (4.48)                  --
                                                 ----------           --------          --------          -----------
Net Asset Value, End of Period...............    $     9.85           $  12.25          $  22.28          $     40.72
                                                 ==========           ========          ========          ===========
Total Return.................................        (19.59)%           (45.02)%          (34.07)%              35.73%/(e)/
Ratios/Supplemental Data:
Net assets, end of year......................    $2,667,251           $116,119          $402,890          $18,960,052
Ratio of expenses to average net assets......          1.58%/(d)/         3.36%             3.54%                2.50%/(e)/
Ratio of net investment income/(loss) to
 average net assets..........................          1.15%              0.22%            (0.66)%               0.46%/(e)/
Ratio of expenses to average net assets*.....          2.14%/(d)/         4.78%             5.08%                3.58%/(e)/
Portfolio turnover/(f)/......................         2,892%            11,239%            2,381%                 514%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Theratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            Large-Cap Value ProFund

   For the period October 1, 2002 through December 31, 2002, the Large-Cap Value ProFund had a NAV total return of 3.88%* for Investor Class shares, compared to a return of 5.06% for the unmanaged S&P 500/BARRA Value Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Value Index. The S&P 500/BARRA Value Index is an unmanaged capitalization- weighted index, which is comprised of all of the stocks in the S&P 500 Index that have low price-to-book ratios.

   For the fiscal year, the Large-Cap Value ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P 500/BARRA Value Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500/BARRA Value Index or any of the companies included in the S&P 500/BARRA Value Index.

   [As the Large-Cap Value ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the Large-Cap Value ProFund is measured against the S&P 500/BARRA Value Index, an unmanaged index generally representative of the performance of all the stocks in the S&P 500 with low price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Large-Cap Value ProFund                  Investments
                                                December 31, 2002


     Common Stocks (99.9%)
                                                       Shares     Value
                                                       ------- ------------
    ACE, Ltd..........................................   3,444 $    101,047
    ADC Telecommunications, Inc.*.....................  10,824       22,622
    Advanced Micro Devices, Inc.*.....................   4,428       28,605
    AES Corp.*........................................   7,380       22,288
    Aetna, Inc........................................   1,968       80,924
    AFLAC, Inc........................................   6,888      207,467
    Agilent Technologies, Inc.*.......................   6,396      114,873
    Air Products & Chemicals, Inc.....................   2,952      126,198
    Alberto-Culver Co.--Class B.......................     984       49,594
    Albertson's, Inc..................................   5,412      120,471
    Alcoa, Inc........................................  11,316      257,778
    Allegheny Energy, Inc.............................   1,476       11,159
    Allegheny Technologies, Inc.......................     984        6,130
    Allied Waste Industries, Inc.*....................   2,460       24,600
    Allstate Corp.....................................   9,348      345,783
    Alltel Corp.......................................   3,936      200,736
    Ambac Financial Group, Inc........................   1,476       83,010
    Amerada Hess Corp.................................     984       54,169
    Ameren Corp.......................................   1,968       81,810
    American Electric Power, Inc......................   4,428      121,017
    American Greetings Corp.--Class A*................     984       15,547
    American International Group, Inc.................  34,932    2,020,816
    American Power Conversion Corp.*..................   2,460       37,269
    AmerisourceBergen Corp............................   1,476       80,161
    AMR Corp.*........................................   1,968       12,989
    AmSouth Bancorp...................................   4,920       94,464
    Anadarko Petroleum Corp...........................   3,444      164,968
    Andrew Corp.*.....................................   1,476       15,173
    Anthem, Inc.*.....................................   1,968      123,787
    AOL-Time Warner, Inc.*............................  60,024      786,314
    AON Corp..........................................   3,936       74,351
    Apache Corp.......................................   1,968      112,156
    Apple Computer, Inc.*.............................   4,920       70,504
    Applied Micro Circuits Corp.*.....................   3,936       14,524
    Archer-Daniels-Midland Co.........................   8,856      109,814
    Ashland, Inc......................................     984       28,074
    AT&T Corp.........................................  10,332      269,769
    AT&T Wireless Services, Inc.*.....................  36,408      205,705
    Autodesk, Inc.....................................   1,476       21,107
    Baker Hughes, Inc.................................   4,428      142,537
    Bank of America Corp..............................  20,172    1,403,367
    Bank of New York Co., Inc.........................   9,840      235,766
    Bank One Corp.....................................  15,744      575,443
    Bard (C.R.), Inc..................................     492       28,536
    Bausch & Lomb, Inc................................     492       17,712
    BB&T Corp.........................................   6,396      236,588
    Bear Stearns Cos., Inc............................   1,476       87,674
    Becton, Dickinson & Co............................   3,444      105,697
    BellSouth Corp....................................  25,092      649,130
    Bemis Co., Inc....................................     492       24,418
    Big Lots, Inc.*...................................   1,476       19,527
    Black & Decker Corp...............................     984       42,204
    BMC Software, Inc.*...............................   3,444       58,927
    Boeing Co.........................................  11,316      373,315
    Boise Cascade Corp................................     984       24,816
    Broadcom Corp.--Class A*..........................   3,444       51,867
    Brunswick Corp....................................     984       19,542
    Burlington Northern Santa Fe Corp.................   4,920      127,969
    Burlington Resources, Inc.........................   2,460      104,919
    Calpine Corp.*....................................   4,920       16,039

     Common Stocks, continued
                                                       Shares     Value
                                                       ------- ------------
    Capital One Financial Corp........................   2,952 $     87,733
    Carnival Corp.....................................   7,872      196,407
    Caterpillar, Inc..................................   4,428      202,448
    Cendant Corp.*....................................  13,776      144,372
    CenterPoint Energy, Inc...........................   3,936       33,456
    Centex Corp.......................................     984       49,397
    CenturyTel, Inc...................................   1,968       57,820
    Charter One Financial, Inc........................   2,952       84,811
    ChevronTexaco Corp................................  14,268      948,537
    Chubb Corp........................................   2,460      128,412
    CIENA Corp.*......................................   5,904       30,347
    CIGNA Corp........................................   1,968       80,924
    Cincinnati Financial Corp.........................   1,968       73,898
    Cinergy Corp......................................   2,460       82,951
    Circuit City Stores, Inc..........................   2,952       21,904
    Citigroup, Inc....................................  67,896    2,389,261
    Citizens Communications Co.*......................   3,936       41,525
    Clear Channel Communications, Inc.*...............   8,364      311,894
    CMS Energy Corp...................................   1,968       18,578
    Coca-Cola Enterprises, Inc........................   5,904      128,235
    Comcast Corp.--Special Class A*...................  30,996      730,576
    Comerica, Inc.....................................   2,460      106,370
    Computer Associates International, Inc............   7,872      106,272
    Computer Sciences Corp.*..........................   2,460       84,747
    Compuware Corp.*..................................   4,920       23,616
    Comverse Technology, Inc.*........................   2,460       24,649
    ConAgra Foods, Inc................................   7,380      184,574
    ConocoPhillips....................................   8,856      428,542
    Consolidated Edison, Inc..........................   2,952      126,405
    Constellation Energy Group, Inc...................   1,968       54,750
    Convergys Corp.*..................................   2,460       37,269
    Cooper Industries, Ltd.--Class A..................   1,476       53,800
    Cooper Tire & Rubber Co...........................     984       15,095
    Coors (Adolph) Co.--Class B.......................     492       30,135
    Corning, Inc.*....................................  15,252       50,484
    Costco Wholesale Corp.*...........................   5,904      165,666
    Countrywide Credit Industries, Inc................   1,476       76,235
    Crane Co..........................................     984       19,611
    CSX Corp..........................................   2,952       83,571
    Cummins, Inc......................................     492       13,840
    CVS Corp..........................................   5,412      135,138
    Dana Corp.........................................   1,968       23,144
    Danaher Corp......................................   1,968      129,298
    Darden Restaurants, Inc...........................   2,460       50,307
    Deere & Co........................................   3,444      157,907
    Delphi Automotive Systems Corp....................   7,380       59,409
    Delta Air Lines, Inc..............................   1,476       17,860
    Devon Energy Corp.................................   1,968       90,331
    Dillard's, Inc.--Class A..........................     984       15,606
    Dominion Resources, Inc...........................   3,936      216,086
    Donnelley (R.R.) & Sons Co........................   1,476       32,133
    Dover Corp........................................   2,952       86,080
    Dow Chemical Co...................................  12,300      365,309
    DTE Energy Co.....................................   2,460      114,144
    Du Pont (E.I.) de Nemours.........................  13,284      563,241
    Duke Energy Corp..................................  11,808      230,728
    Dynegy, Inc.--Class A.............................   4,920        5,806
    Eastman Chemical Co...............................     984       36,182
    Eastman Kodak Co..................................   3,936      137,917
    Eaton Corp........................................     984       76,860

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Large-Cap Value ProFund                  Investments
                                                December 31, 2002

     Common Stocks, continued
                                                       Shares        Value
                                                       -------    ------------
    Edison International*.............................   4,428    $     52,472
    El Paso Corp......................................   7,872          54,789
    Electronic Data Systems Corp......................   6,396         117,878
    EMC Corp.*........................................  29,520         181,253
    Engelhard Corp....................................   1,968          43,985
    Entergy Corp......................................   2,952         134,582
    EOG Resources, Inc................................   1,476          58,922
    Equity Office Properties Trust....................   5,412         135,192
    Equity Residential Properties Trust...............   3,936          96,747
    Exelon Corp.......................................   4,428         233,666
    Exxon Mobil Corp..................................  91,020       3,180,240
    Federated Department Stores, Inc.*................   2,952          84,900
    FedEx Corp........................................   3,936         213,410
    First Tennessee National Corp.....................   1,476          53,047
    FirstEnergy Corp..................................   3,936         129,770
    Fleet Boston Financial Corp.......................  14,268         346,712
    Fluor Corp........................................     984          27,552
    Ford Motor Co.....................................  24,600         228,780
    Fortune Brands, Inc...............................   1,968          91,532
    FPL Group, Inc....................................   2,460         147,920
    Franklin Resources, Inc...........................   3,444         117,372
    Freddie Mac.......................................   9,348         551,999
    Gannett Co., Inc..................................   3,444         247,279
    Gateway, Inc.*....................................   4,428          13,904
    General Dynamics Corp.............................   2,952         234,300
    General Motors Corp...............................   7,380         272,027
    Genuine Parts Co..................................   2,460          75,768
    Genzyme Corp.--General Division*..................   2,952          87,291
    Georgia Pacific Corp..............................   2,952          47,704
    Golden West Financial Corp........................   1,968         141,322
    Goldman Sachs Group, Inc..........................   6,396         435,567
    Goodrich Corp.....................................   1,476          27,040
    Goodyear Tire & Rubber Co.........................   2,460          16,753
    Grainger (W.W.), Inc..............................   1,476          76,088
    Great Lakes Chemical Corp.........................     492          11,749
    Halliburton Co....................................   5,904         110,464
    Harrah's Entertainment, Inc.*.....................   1,476          58,450
    Hartford Financial Services Group, Inc............   3,444         156,461
    Hasbro, Inc.......................................   2,460          28,413
    Health Management Associates, Inc.-- Class A......   3,444          61,648
    Healthsouth Corp.*................................   5,412          22,730
    Hercules, Inc.*...................................   1,476          12,989
    Hewlett-Packard Co................................  40,836         708,913
    Hilton Hotels Corp................................   4,920          62,533
    Home Depot, Inc...................................  31,488         754,453
    Honeywell International, Inc......................  10,824         259,776
    Household International, Inc......................   5,904         164,190
    Humana, Inc.*.....................................   2,460          24,600
    Huntington Bancshares, Inc........................   3,444          64,437
    Illinois Tool Works, Inc..........................   3,936         255,289
    Ingersoll-Rand Co.--Class A.......................   2,460         105,927
    International Paper Co............................   6,396         223,668
    Interpublic Group of Cos., Inc....................   4,920          69,274
    ITT Industries, Inc...............................   1,476          89,578
    J.P. Morgan Chase & Co............................  26,568         637,632
    Jabil Circuit, Inc.*..............................   2,460          44,083
    JDS Uniphase Corp.*...............................  18,204          44,964
    Jefferson-Pilot Corp..............................   1,968          75,000
    John Hancock Financial Services, Inc..............   3,936         109,814

     Common Stocks, continued
                                                       Shares     Value
                                                       ------- ------------
    Johnson Controls, Inc.............................     984 $     78,887
    Jones Apparel Group, Inc.*........................   1,968       69,746
    KB Home...........................................     492       21,082
    Kerr-McGee Corp...................................   1,476       65,387
    KeyCorp...........................................   5,904      148,427
    KeySpan Corp......................................   1,968       69,352
    Kinder Morgan, Inc................................   1,476       62,390
    King Pharmaceuticals, Inc.*.......................   3,444       59,202
    Knight Ridder, Inc................................     984       62,238
    Kroger Co.*.......................................  10,824      167,231
    Leggett & Platt, Inc..............................   2,460       55,202
    Lehman Brothers Holdings, Inc.....................   3,444      183,531
    Limited, Inc......................................   6,888       95,950
    Lincoln National Corp.............................   2,460       77,687
    Liz Claiborne, Inc................................   1,476       43,763
    Lockheed Martin Corp..............................   5,904      340,956
    Loews Corp........................................   2,460      109,372
    Louisiana-Pacific Corp.*..........................   1,476       11,897
    LSI Logic Corp.*..................................   4,920       28,388
    Manor Care, Inc.*.................................   1,476       27,468
    Marathon Oil Corp.................................   3,936       83,797
    Marriott International, Inc.--Class A.............   3,444      113,204
    Marshall & Ilsley Corp............................   2,952       80,826
    Masco Corp........................................   6,888      144,992
    May Department Stores Co..........................   3,936       90,449
    MBIA, Inc.........................................   1,968       86,316
    MBNA Corp.........................................  17,220      327,524
    McDermott International, Inc.*....................     984        4,310
    McDonald's Corp...................................  17,220      276,898
    McKesson Corp.....................................   3,936      106,390
    MeadWestvaco Corp.................................   2,460       60,787
    Merrill Lynch & Co., Inc..........................  11,808      448,114
    MetLife, Inc......................................   9,348      252,770
    MGIC Investment Corp..............................   1,476       60,959
    Micron Technology, Inc.*..........................   7,872       76,673
    Mirant Corp.*.....................................   5,412       10,229
    Molex, Inc........................................   2,460       56,678
    Monsanto Co.......................................   3,444       66,297
    Morgan Stanley Dean Witter & Co...................  14,760      589,219
    Motorola, Inc.....................................  30,996      268,115
    Nabors Industries, Ltd.*..........................   1,968       69,411
    National City Corp................................   8,364      228,504
    National Semiconductor Corp.*.....................   2,460       36,925
    Navistar International Corp.*.....................     984       23,921
    NCR Corp.*........................................   1,476       35,040
    Newmont Mining Corp...............................   5,412      157,110
    NICOR, Inc........................................     492       16,743
    Nike, Inc.--Class B...............................   3,444      153,154
    NiSource, Inc.....................................   3,444       68,880
    Noble Corp.*......................................   1,968       69,175
    Nordstrom, Inc....................................   1,968       37,333
    Norfolk Southern Corp.............................   5,412      108,186
    Northern Trust Corp...............................   2,952      103,468
    Northrop Grumman Corp.............................   2,460      238,645
    Novell, Inc.*.....................................   4,920       16,433
    Novellus Systems, Inc.*...........................   1,968       55,261
    Nucor Corp........................................     984       40,640
    NVIDIA Corp.*.....................................   1,968       22,652
    Occidental Petroleum Corp.........................   4,920      139,974
    Office Depot, Inc.*...............................   3,936       58,095

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Large-Cap Value ProFund                  Investments
                                                December 31, 2002

     Common Stocks, continued
                                                       Shares     Value
                                                       ------- ------------
    PACCAR, Inc.......................................   1,476 $     68,088
    Pall Corp.........................................   1,476       24,620
    Parametric Technology Corp.*......................   3,444        8,679
    Parker Hannifin Corp..............................   1,476       68,088
    Penney (J.C.) Co..................................   3,444       79,246
    Peoples Energy Corp...............................     492       19,016
    PeopleSoft, Inc.*.................................   4,428       81,032
    PerkinElmer, Inc..................................   1,476       12,177
    PG&E Corp.*.......................................   5,412       75,227
    Phelps Dodge Corp.*...............................     984       31,144
    Pinnacle West Capital Corp........................     984       33,545
    Plum Creek Timber Co., Inc........................   2,460       58,056
    PNC Financial Services Group......................   3,936      164,918
    Power-One, Inc.*..................................     984        5,579
    PPG Industries, Inc...............................   2,460      123,369
    PPL Corp..........................................   1,968       68,250
    Principal Financial Group, Inc....................   4,428      133,416
    Progress Energy, Inc..............................   2,952      127,969
    Providian Financial Corp.*........................   3,936       25,545
    Prudential Financial, Inc.........................   7,872      249,857
    Public Service Enterprise Group, Inc..............   2,952       94,759
    Pulte Homes, Inc..................................     984       47,104
    Quest Diagnostics, Inc.*..........................   1,476       83,984
    Quintiles Transnational Corp.*....................   1,476       17,860
    Qwest Communications International, Inc.*.........  22,632      113,160
    R.J. Reynolds Tobacco Holdings....................     984       41,436
    Rational Software Corp.*..........................   2,460       25,559
    Raytheon Co.......................................   5,412      166,419
    Reebok International, Ltd.*.......................     984       28,930
    Regions Financial Corp............................   2,952       98,479
    Rockwell International Corp.......................   2,460       50,947
    Rohm & Haas Co....................................   2,952       95,881
    Rowan Cos., Inc...................................   1,476       33,505
    Ryder System, Inc.................................     984       22,081
    Sabre Holdings Corp.*.............................   1,968       35,640
    SAFECO Corp.......................................   1,968       68,231
    Safeway, Inc.*....................................   5,904      137,917
    Sanmina-SCI Corp.*................................   6,888       30,927
    SBC Communications, Inc...........................  44,772    1,213,769
    Schlumberger, Ltd.................................   7,872      331,332
    Scientific-Atlanta, Inc...........................   1,968       23,340
    Sealed Air Corp.*.................................     984       36,703
    Sears, Roebuck & Co...............................   4,428      106,051
    Sempra Energy.....................................   2,952       69,815
    Sherwin-Williams Co...............................   1,968       55,596
    Siebel Systems, Inc.*.............................   6,396       47,842
    Simon Property Group, Inc.........................   2,460       83,812
    Snap-on, Inc......................................     984       27,660
    Solectron Corp.*..................................  10,824       38,425
    Southern Co.......................................   9,348      265,389
    SouthTrust Corp...................................   4,428      110,036
    Southwest Airlines Co.............................  10,332      143,614
    Sprint Corp. (FON Group)..........................  11,808      170,980
    St. Paul Cos., Inc................................   2,952      100,516
    Stanley Works.....................................     984       34,027
    Starwood Hotels & Resorts Worldwide, Inc..........   2,460       58,400
    State Street Corp.................................   4,428      172,692

     Common Stocks, continued
                                                       Shares        Value
                                                       -------    ------------
    Stilwell Financial, Inc...........................   2,952    $     38,583
    Sun Microsystems, Inc.*...........................  43,788         136,181
    SunGard Data Systems, Inc.*.......................   3,936          92,732
    Sunoco, Inc.......................................     984          32,649
    SunTrust Banks, Inc...............................   3,936         224,037
    SuperValu, Inc....................................   1,968          32,492
    Symbol Technologies, Inc..........................   2,952          24,265
    Synovus Financial Corp............................   3,936          76,358
    T. Rowe Price Group, Inc..........................   1,476          40,265
    TECO Energy, Inc..................................   2,460          38,056
    Tektronix, Inc.*..................................     984          17,899
    Tellabs, Inc.*....................................   5,412          39,345
    Temple-Inland, Inc................................     492          22,047
    Tenet Healthcare Corp.*...........................   6,396         104,894
    Teradyne, Inc.*...................................   2,460          32,005
    Texas Instruments, Inc............................  23,124         347,091
    Textron, Inc......................................   1,968          84,604
    Thermo Electron Corp.*............................   2,460          49,495
    Thomas & Betts Corp.*.............................     984          16,630
    TMP Worldwide, Inc.*..............................   1,476          16,694
    Torchmark Corp....................................   1,476          53,918
    Toys R Us, Inc.*..................................   2,952          29,520
    Transocean Sedco Forex, Inc.......................   4,428         102,730
    Travelers Property Casualty Corp.*................  13,284         194,611
    Tribune Co........................................   3,936         178,931
    TXU Corp..........................................   3,936          73,524
    Tyco International, Ltd...........................  26,568         453,782
    U.S. Bancorp......................................  25,584         542,892
    Union Pacific Corp................................   3,444         206,192
    Union Planters Corp...............................   2,460          69,224
    Unisys Corp.*.....................................   4,428          43,837
    United States Steel Corp..........................   1,476          19,365
    United Technologies Corp..........................   6,396         396,168
    Unocal Corp.......................................   3,444         105,318
    UnumProvident Corp................................   3,444          60,408
    Veritas Software Corp.*...........................   5,412          84,535
    VF Corp...........................................   1,476          53,210
    Viacom, Inc.--Class B*............................  23,616         962,588
    Visteon Corp......................................   1,968          13,697
    Vulcan Materials Co...............................   1,476          55,350
    Wachovia Corp.....................................  18,204         663,355
    Walt Disney Co....................................  27,552         449,373
    Washington Mutual, Inc............................  12,792         441,708
    Waste Management, Inc.............................   8,364         191,703
    Watson Pharmaceuticals, Inc.*.....................   1,476          41,727
    Wellpoint Health Networks, Inc.*..................   1,968         140,044
    Wells Fargo & Co..................................  22,632       1,060,763
    Wendy's International, Inc........................   1,476          39,955
    Weyerhaeuser Co...................................   2,952         145,268
    Williams Cos., Inc................................   6,888          18,598
    Winn-Dixie Stores, Inc............................   1,968          30,071
    Worthington Industries, Inc.......................     984          14,996
    Xcel Energy, Inc..................................   5,412          59,532
    Xerox Corp.*......................................   9,840          79,212
    XL Capital, Ltd.--Class A.........................   1,968         152,028
    Zions Bancorp.....................................   1,476          58,079
                                                                  ------------
    TOTAL COMMON STOCKS...............................              54,006,593
                                                                  ------------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Large-Cap Value ProFund                  Investments
                                                December 31, 2002

           Federal Home Loan Bank (0.1%)
                                               Principal
                                                Amount      Value
                                               --------- -----------
          Federal Home Loan Bank, 0.50%,
           01/02/03...........................  $31,000  $    30,999
                                                         -----------
          TOTAL FEDERAL HOME LOAN BANK........                30,999
                                                         -----------
          TOTAL INVESTMENTS
           (Cost $54,672,158)/(a)/--100.0%....            54,037,592
          Net other assets/(liabilities)--0.0%                (2,553)
                                                         -----------
          NET ASSETS--100.0%..................           $54,035,039
                                                         ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $57,659,686 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,987,528. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $ 1,120,799
                   Unrealized depreciation.....  (4,742,893)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(3,622,094)
                                                ===========

At December 31, 2002 the following futures contracts sold were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Futures Contracts
            expiring March 2003 (Underlying
            face amount at value $87,900)..     2        $(2,254)

The Large Cap Value ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                          Advertising...........  0.1%
                          Aerospace/Defense.....  3.3%
                          Agriculture...........  0.2%
                          Airlines..............  0.3%
                          Apparel...............  0.6%
                          Auto Manufacturers....  1.1%
                          Auto Parts & Equipment  0.4%
                          Banks................. 12.9%
                          Beverages.............  0.3%
                          Biotechnology.........  0.2%

                    Building Materials...............  0.4%
                    Chemicals........................  2.6%
                    Commercial Services..............  0.7%
                    Computers........................  2.9%
                    Cosmetics/Personal Care..........  0.1%
                    Distribution/Wholesale...........  0.3%
                    Diversified Financial Services... 11.5%
                    Electric.........................  5.0%
                    Electrical Components & Equipment  0.2%
                    Electronics......................  0.6%
                    Engineering & Construction.......  0.1%
                    Environmental Control............  0.4%
                    Food.............................  1.4%
                    Forest & Paper Products..........  1.1%
                    Gas..............................  0.3%
                    Hand/Machine Tools...............  0.2%
                    Healthcare--Products.............  0.3%
                    Healthcare--Services.............  1.3%
                    Home Builders....................  0.2%
                    Home Furnishings.................  0.1%
                    Household Products/Wares.........  0.2%
                    Insurance........................  9.4%
                    Iron/Steel.......................  0.1%
                    Leisure Time.....................  0.5%
                    Lodging..........................  0.5%
                    Machinery--Construction & Mining.  0.4%
                    Machinery--Diversified...........  0.6%
                    Manufacturing....................  3.1%
                    Media............................  6.9%
                    Mining...........................  0.9%
                    Office/Business Equipment........  0.1%
                    Oil & Gas........................ 10.9%
                    Oil & Gas Services...............  1.1%
                    Packaging & Containers...........  0.1%
                    Pharmaceuticals..................  0.3%
                    Pipelines........................  0.3%
                    Real Estate Investment Trust.....  0.7%
                    Retail...........................  3.8%
                    Savings & Loans..................  1.1%
                    Semiconductors...................  1.3%
                    Software.........................  0.7%
                    Telecommunications...............  6.3%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  1.4%
                    Other............................  0.1%

              See accompanying notes to the financial statements.

PROFUNDS
Large-Cap Value ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $54,672,158)........... $54,037,592
         Cash...............................................       7,610
         Dividends and interest receivable..................      81,770
         Receivable for investments sold....................   8,116,857
         Receivable for capital shares issued...............     155,111
         Variation margin on futures contracts..............         120
         Prepaid expenses...................................      21,734
                                                             -----------
          Total Assets......................................  62,420,794
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   8,301,019
         Advisory fees payable..............................      39,229
         Management services fees payable...................       7,846
         Distribution and service fees payable--
          Service Class.....................................       7,179
         Other accrued expenses.............................      30,482
                                                             -----------
          Total Liabilities.................................   8,385,755
                                                             -----------
       Net Assets........................................... $54,035,039
                                                             ===========
       Net Assets consist of:
         Capital............................................ $57,472,491
         Accumulated net investment income/(loss)...........     (15,944)
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (2,784,688)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................    (636,820)
                                                             -----------
       Net Assets........................................... $54,035,039
                                                             ===========
       Investor Class:
         Net Assets......................................... $51,254,737
         Shares of Beneficial Interest Outstanding..........   1,663,204
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.82
                                                             ===========
       Service Class:
         Net Assets......................................... $ 2,780,302
         Shares of Beneficial Interest Outstanding..........      90,232
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.81
                                                             ===========

       Statement of Operations
            For the period October 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $   178,154
        Interest.............................................         179
                                                              -----------
         Total Investment Income.............................     178,333
                                                              -----------
      Expenses:
        Advisory fees........................................      57,126
        Management services fees.............................      11,425
        Distribution and service fees--Service Class.........      13,553
        Audit fees...........................................      13,196
        Printing fees........................................       6,868
        Transfer agent fees..................................       2,911
        Registration and filing fees.........................       7,167
        Custody fees.........................................       9,963
        Fund accounting fees.................................         838
        Other fees...........................................       8,092
                                                              -----------
         Total Expenses......................................     131,139
                                                              -----------
      Net Investment Income/(Loss)...........................      47,194
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (2,197,383)
        Net realized gains/(losses) on futures contracts.....       3,107
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................    (636,820)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (2,831,096)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,783,902)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Large-Cap Value ProFund


 Statement of Changes in Net Assets
                                                                                               For the period
                                                                                             October 1, 2002/(a)/
                                                                                                   through
                                                                                              December 31, 2002
                                                                                             -------------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................    $      47,194
  Net realized gains/(losses) on investments and futures contracts..........................       (2,194,276)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.         (636,820)
                                                                                                -------------
  Change in net assets resulting from operations............................................       (2,783,902)
                                                                                                -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...........................................................................          (65,000)
  Net realized gains on investments and futures contracts
   Investor Class...........................................................................         (509,047)
   Service Class............................................................................          (81,365)
                                                                                                -------------
  Change in net assets resulting from distributions.........................................         (655,412)
                                                                                                -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................       76,390,444
   Service Class............................................................................      114,444,719
  Dividends reinvested
   Investor Class...........................................................................          510,581
   Service Class............................................................................           81,365
  Cost of shares redeemed
   Investor Class...........................................................................      (22,327,821)
   Service Class............................................................................     (111,624,935)
                                                                                                -------------
  Change in net assets resulting from capital transactions..................................       57,474,353
                                                                                                -------------
  Change in net assets......................................................................       54,035,039
Net Assets:
  Beginning of period.......................................................................               --
                                                                                                -------------
  End of period.............................................................................    $  54,035,039
                                                                                                =============
Share Transactions:
  Issued
   Investor Class...........................................................................        2,372,312
   Service Class............................................................................        3,667,567
  Reinvested
   Investor Class...........................................................................           16,691
   Service Class............................................................................            2,661
  Redeemed
   Investor Class...........................................................................         (725,799)
   Service Class............................................................................       (3,579,996)
                                                                                                -------------
  Change in shares..........................................................................        1,753,436
                                                                                                =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Large-Cap Value ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                          Investor Class         Service Class
                                                        -------------------   -------------------
                                                          For the period        For the period
                                                        October 1, 2002/(a)/  October 1, 2002/(a)/
                                                              through               through
                                                         December 31, 2002     December 31, 2002
                                                        -------------------   -------------------
Net Asset Value, Beginning of Period...................     $     30.00           $    30.00
                                                            -----------           ----------
Investment Activities:
 Net investment income/(loss)..........................            0.07/(b)/           (0.03)/(b)/
 Net realized and unrealized gains/(losses) on
   investments and futures contracts...................            1.09/(c)/            1.14/(c)/
                                                            -----------           ----------
 Total income/(loss) from investment activities........            1.16                 1.11
                                                            -----------           ----------
Distributions to Shareholders From:
 Net investment income.................................           (0.04)                  --
 Net realized gains on investments and futures
   contracts...........................................           (0.30)               (0.30)
                                                            -----------           ----------
 Total distributions...................................           (0.34)               (0.30)
                                                            -----------           ----------
Net Asset Value, End of Period.........................     $     30.82           $    30.81
                                                            ===========           ==========
Total Return...........................................            3.88%/(d)/           3.72%/(d)/
Ratios/Supplemental Data:
Net assets, end of year................................     $51,254,737/(e)/      $2,780,302/(e)/
Ratio of expenses to average net assets................            1.53%/(e)/           2.63%/(e)/
Ratio of net investment income/(loss) to average net
 assets................................................            0.83%/(e)/          (0.36)%/(e)/
Portfolio turnover/(f)/................................             396%                 396%

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                           Large-Cap Growth ProFund

   For the period October 1, 2002 through December 31, 2002, the Large-Cap Growth ProFund had a NAV total return of 1.62%* for Investor Class shares, compared to a return of 2.57% for the unmanaged S&P 500/BARRA Growth Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/BARRA Growth Index. The S&P 500/BARRA Growth Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P 500 Index that have high price-to-book ratios.

   For the fiscal year, the Large-Cap Growth ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P 500/BARRA Growth Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500/BARRA Growth Index or any of the companies included in the S&P 500/BARRA Growth Index.

   [As the Large-Cap Growth ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the Large-Cap Growth ProFund is measured against the S&P 500/BARRA Growth Index, an unmanaged index generally representative of the performance of all the stocks in the S&P 500 with high price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.


The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Large-Cap Growth ProFund                 Investments
                                                December 31, 2002

            Common Stocks (100.1%)
                                                   Shares    Value
                                                   ------ -----------
           3M Co..................................  2,890 $   356,337
           Abbott Laboratories.................... 11,560     462,400
           Adobe Systems, Inc.....................  1,734      43,005
           Allergan, Inc..........................    867      49,957
           Altera Corp.*..........................  2,890      35,663
           American Express Co....................  9,826     347,349
           American Standard Cos.*................    578      41,119
           Amgen, Inc.*...........................  9,537     461,019
           Analog Devices*........................  2,601      62,086
           Anheuser-Busch Cos., Inc...............  6,358     307,727
           Apollo Group, Inc.--Class A*...........  1,156      50,864
           Applera Corp.--Applied Biosystems Group  1,445      25,346
           Applied Materials, Inc.*............... 12,138     158,158
           Automatic Data Processing, Inc.........  4,624     181,492
           AutoZone, Inc.*........................    867      61,254
           Avaya, Inc.*...........................  2,601       6,372
           Avery Dennison Corp....................    867      52,956
           Avon Products, Inc.....................  1,734      93,411
           Ball Corp..............................    289      14,794
           Baxter International, Inc..............  4,335     121,380
           Bed Bath & Beyond, Inc.*...............  2,312      79,833
           Best Buy Co., Inc.*....................  2,312      55,835
           Biogen, Inc.*..........................  1,156      46,309
           Biomet, Inc............................  2,023      57,979
           BJ Services Co.*.......................  1,156      37,350
           Block H & R, Inc.......................  1,445      58,089
           Boston Scientific Corp.*...............  2,890     122,883
           Bristol-Myers Squibb Co................ 14,450     334,518
           Brown-Forman Corp......................    578      37,778
           Campbell Soup Co.......................  3,179      74,611
           Cardinal Health, Inc...................  3,468     205,271
           Chiron Corp.*..........................  1,445      54,332
           Cintas Corp............................  1,156      52,887
           Cisco Systems, Inc.*................... 54,332     711,749
           Citrix Systems, Inc.*..................  1,156      14,242
           Clorox Co..............................  1,734      71,528
           Coca-Cola Co........................... 18,496     810,495
           Colgate-Palmolive Co...................  4,046     212,132
           Concord EFS, Inc.*.....................  3,757      59,135
           Dell Computer Corp.*................... 19,363     517,767
           Deluxe Corp............................    578      24,334
           Dollar General Corp....................  2,601      31,082
           Dow Jones & Co., Inc...................    578      24,987
           eBay, Inc.*............................  2,312     156,800
           Ecolab, Inc............................    867      42,917
           Electronic Arts, Inc.*.................  1,156      57,534
           Eli Lilly & Co.........................  8,381     532,194
           Emerson Electric Co....................  3,179     161,652
           Equifax, Inc...........................  1,156      26,750
           Family Dollar Stores, Inc..............  1,156      36,079
           Fannie Mae.............................  7,514     483,376
           Fifth Third Bancorp....................  4,335     253,814
           First Data Corp........................  5,491     194,436
           Fiserv, Inc.*..........................  1,445      49,058
           Forest Laboratories, Inc.*.............  1,445     141,928
           Freeport-McMoRan Copper & Gold,
            Inc.--Class B*........................  1,156      19,398
           Gap, Inc...............................  6,358      98,676
           General Electric Co.................... 73,984   1,801,510
           General Mills, Inc.....................  2,601     122,117

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Gillette Co.............................  7,803 $   236,899
          Guidant Corp.*..........................  2,312      71,325
          Harley-Davidson, Inc....................  2,312     106,814
          HCA, Inc................................  3,757     155,916
          Heinz (H.J.) Co.........................  2,601      85,495
          Hershey Foods Corp......................  1,156      77,961
          IMS Health, Inc.........................  2,023      32,368
          Intel Corp.............................. 49,419     769,453
          International Business Machines Corp.... 12,716     985,489
          International Flavors & Fragrances, Inc.    578      20,288
          International Game Technology*..........    578      43,882
          Intuit, Inc.*...........................  1,445      67,799
          Johnson & Johnson....................... 21,964   1,179,687
          Kellogg Co..............................  3,179     108,944
          Kimberly-Clark Corp.....................  3,757     178,345
          KLA-Tencor Corp.*.......................  1,445      51,110
          Kohls Corp.*............................  2,601     145,526
          Lexmark International Group, Inc.*......    867      52,454
          Linear Technology Corp..................  2,312      59,465
          Lowe's Cos., Inc........................  5,780     216,750
          Lucent Technologies, Inc.*.............. 25,432      32,044
          Marsh & McLennan Cos., Inc..............  4,046     186,966
          Mattel, Inc.............................  3,179      60,878
          Maxim Integrated Products, Inc..........  2,312      76,388
          Maytag Corp.............................    578      16,473
          McGraw-Hill Cos., Inc...................  1,445      87,335
          MedImmune, Inc.*........................  1,734      47,113
          Medtronic, Inc..........................  8,959     408,531
          Mellon Financial Corp...................  3,179      83,004
          Merck & Co., Inc........................ 16,762     948,897
          Mercury Interactive Corp.*..............    578      17,138
          Meredith Corp...........................    289      11,881
          Microsoft Corp.*........................ 40,171   2,076,841
          Millipore Corp..........................    289       9,826
          Moody's Corp............................  1,156      47,731
          Network Appliance, Inc.*................  2,601      26,010
          New York Times Co.--Class A.............  1,156      52,864
          Newell Rubbermaid, Inc..................  2,023      61,358
          Nextel Communications, Inc.--Class A*...  6,647      76,773
          North Fork Bancorp, Inc.................  1,156      39,003
          Omnicom Group...........................  1,445      93,347
          Oracle Corp.*........................... 40,460     436,968
          Pactiv Corp.*...........................  1,156      25,270
          Paychex, Inc............................  2,890      80,631
          PepsiCo, Inc............................ 13,294     561,273
          Pfizer, Inc............................. 45,951   1,404,721
          Pharmacia Corp..........................  9,537     398,647
          Philip Morris Cos., Inc................. 15,606     632,511
          Pitney Bowes, Inc.......................  1,734      56,632
          PMC-Sierra, Inc.*.......................  1,156       6,427
          Praxair, Inc............................  1,156      66,781
          Procter & Gamble Co.....................  9,537     819,609
          Progressive Corp........................  1,734      86,058
          QLogic Corp.*...........................    578      19,947
          Qualcomm, Inc.*.........................  5,780     210,334
          RadioShack Corp.........................  1,156      21,663
          Robert Half International, Inc.*........  1,156      18,623
          Rockwell Collins, Inc...................  1,445      33,611
          Sara Lee Corp...........................  5,780     130,108
          Schering-Plough Corp.................... 10,982     243,800

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Large-Cap Growth ProFund                 Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares      Value
                                                --------- -----------
         Schwab (Charles) Corp.................   10,115  $   109,748
         Sigma-Aldrich Corp....................      578       28,149
         SLM Corp..............................    1,156      120,062
         Sprint Corp. (PCS Group)*.............    7,514       32,911
         St. Jude Medical, Inc.*...............    1,445       57,395
         Staples, Inc.*........................    3,468       63,464
         Starbucks Corp.*......................    2,890       58,898
         Stryker Corp..........................    1,445       96,988
         Sysco Corp............................    4,913      146,358
         Target Corp...........................    6,647      199,410
         The Pepsi Bottling Group, Inc.........    2,023       51,991
         Tiffany & Co..........................    1,156       27,640
         TJX Cos., Inc.........................    4,046       78,978
         Tupperware Corp.......................      289        4,358
         United Parcel Service, Inc.--Class B..    8,381      528,673
         UnitedHealth Group, Inc...............    2,312      193,052
         Univision Communications, Inc.--
          Class A*.............................    1,734       42,483
         UST, Inc..............................    1,156       38,645
         Verizon Communications, Inc...........   20,230      783,914
         Wal-Mart Stores, Inc..................   32,946    1,664,102
         Walgreen Co...........................    7,514      219,334
         Waters Corp.*.........................      867       18,883
         Whirlpool Corp........................      578       30,183
         Wrigley (WM.) JR Co...................    1,734       95,162
         Wyeth.................................    9,826      367,492
         Xilinx, Inc.*.........................    2,601       53,581
         Yahoo!, Inc.*.........................    4,335       70,877
         YUM! Brands, Inc.*....................    2,312       55,997
         Zimmer Holdings, Inc.*................    1,445       59,996
                                                          -----------
         TOTAL COMMON STOCKS...................            30,464,763
                                                          -----------
          Federal Home Loan Bank (0.1%)
                                                Principal
                                                 Amount
                                                ---------
         Federal Home Loan Bank,
          0.50%, 01/02/03......................  $35,000       34,999
                                                          -----------
         TOTAL FEDERAL HOME LOAN BANK..........                34,999
                                                          -----------
         TOTAL INVESTMENTS
          (Cost $30,504,244)/(a)/--100.2%......            30,499,762
         Net other assets/(liabilities)--(0.2)%               (69,931)
                                                          -----------
         NET ASSETS--100.0%....................           $30,429,831
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $32,454,140 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,949,896. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   756,668
                   Unrealized depreciation.....  (2,711,046)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,954,378)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $87,900)..     2        $(2,254)

The Large-Cap Growth ProFund investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                    Advertising......................  0.3%
                    Aerospace/Defense................  0.1%
                    Agriculture......................  2.2%
                    Banks............................  1.2%
                    Beverages........................  5.8%
                    Biotechnology....................  1.9%
                    Building Materials...............  0.1%
                    Chemicals........................  0.5%
                    Commercial Services..............  1.3%
                    Computers........................  5.2%
                    Cosmetics/Personal Care..........  5.1%
                    Diversified Financial Services...  3.5%
                    Electrical Components & Equipment  0.5%
                    Electronics......................  0.1%
                    Entertainment....................  0.1%
                    Food.............................  2.8%
                    Healthcare--Products.............  7.2%
                    Healthcare--Services.............  1.1%
                    Home Furnishings.................  0.2%
                    Household Products/Wares.........  0.4%
                    Housewares.......................  0.2%
                    Internet.........................  0.7%
                    Insurance........................  0.9%
                    Leisure Time.....................  0.4%
                    Manufacturing....................  7.1%
                    Media............................  0.7%
                    Mining...........................  0.1%
                    Office/Business Equipment........  0.2%
                    Oil & Gas Services...............  0.1%
                    Packaging & Containers...........  0.2%
                    Pharmaceuticals.................. 16.8%
                    Retail........................... 10.1%
                    Semiconductors...................  4.3%
                    Software......................... 10.4%
                    Telecommunications...............  6.1%
                    Textiles.........................  0.2%
                    Toys/Games/Hobbies...............  0.2%
                    Transportation...................  1.7%

              See accompanying notes to the financial statements.

PROFUNDS
Large-Cap Growth ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $30,504,244)........... $30,499,762
         Cash...............................................      20,483
         Dividends and interest receivable..................      68,430
         Receivable for investments sold....................  10,536,811
         Receivable for capital shares issued...............     125,942
         Variation margin on futures contracts..............         120
         Prepaid expenses...................................      22,911
                                                             -----------
          Total Assets......................................  41,274,459
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................  10,780,406
         Advisory fees payable..............................      26,842
         Management services fees payable...................       5,368
         Distribution and service fees payable--Service
          Class.............................................       9,408
         Other accrued expenses.............................      22,604
                                                             -----------
          Total Liabilities.................................  10,844,628
                                                             -----------
       Net Assets........................................... $30,429,831
                                                             ===========
       Net Assets consist of:
         Capital............................................ $32,563,777
         Accumulated net investment income/(loss)...........      (5,709)
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (2,121,501)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................      (6,736)
                                                             -----------
       Net Assets........................................... $30,429,831
                                                             ===========
       Investor Class:
         Net Assets......................................... $28,630,203
         Shares of Beneficial Interest Outstanding..........     939,490
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.48
                                                             ===========
       Service Class:
         Net Assets......................................... $ 1,799,628
         Shares of Beneficial Interest Outstanding..........      59,069
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.46
                                                             ===========

       Statement of Operations
            For the period October 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $   102,252
        Interest.............................................         179
                                                              -----------
         Total Investment Income.............................     102,431
                                                              -----------
      Expenses:
        Advisory fees........................................      47,065
        Management services fees.............................       9,413
        Distribution and service fees--Service Class.........      20,401
        Transfer agent fees..................................       4,225
        Registration and filing fees.........................       7,560
        Custody fees.........................................       5,085
        Fund accounting fees.................................         390
        Printing fees........................................       7,078
        Other fees...........................................      16,523
                                                              -----------
         Total Expenses......................................     117,740
                                                              -----------
      Net Investment Income/(Loss)...........................     (15,309)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (2,089,826)
        Net realized gains/(losses) on futures contracts.....       3,107
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................      (6,736)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (2,093,455)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,108,764)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Large-Cap Growth ProFund

 Statement of Changes in Net Assets
                                                                                               For the period
                                                                                             October 1, 2002/(a)/
                                                                                                   through
                                                                                              December 31, 2002
                                                                                             -------------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................    $    (15,309)
  Net realized gains/(losses) on investments and futures contracts..........................      (2,086,719)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.          (6,736)
                                                                                                ------------
  Change in net assets resulting from operations............................................      (2,108,764)
                                                                                                ------------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts
   Investor Class...........................................................................          (5,659)
   Service Class............................................................................          (2,152)
                                                                                                ------------
  Change in net assets resulting from distributions.........................................          (7,811)
                                                                                                ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................      47,710,018
   Service Class............................................................................      31,861,098
  Dividends reinvested
   Investor Class...........................................................................           4,822
   Service Class............................................................................           2,152
  Cost of shares redeemed
   Investor Class...........................................................................     (17,199,014)
   Service Class............................................................................     (29,832,670)
                                                                                                ------------
  Change in net assets resulting from capital transactions..................................      32,546,406
                                                                                                ------------
  Change in net assets......................................................................      30,429,831
Net Assets:
  Beginning of period.......................................................................              --
                                                                                                ------------
  End of period.............................................................................    $ 30,429,831
                                                                                                ============
Share Transactions:
  Issued
   Investor Class...........................................................................       1,499,110
   Service Class............................................................................       1,018,467
  Reinvested
   Investor Class...........................................................................             158
   Service Class............................................................................              71
  Redeemed
   Investor Class...........................................................................        (559,778)
   Service Class............................................................................        (959,469)
                                                                                                ------------
  Change in shares..........................................................................         998,559
                                                                                                ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Large-Cap Growth ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                     Investor Class         Service Class
                                                   -------------------   -------------------
                                                     For the period        For the period
                                                   October 1, 2002/(a)/  October 1, 2002/(a)/
                                                         through               through
                                                    December 31, 2002     December 31, 2002
                                                   -------------------   -------------------
Net Asset Value, Beginning of Period..............     $     30.00           $    30.00
                                                       -----------           ----------
Investment Activities:
 Net investment income/(loss).....................            0.01/(b)/           (0.09)/(b)/
 Net realized and unrealized gains/(losses) on
   investments and futures contracts..............            0.48/(c)/            0.56/(c)/
                                                       -----------           ----------
 Total income/(loss) from investment activities...            0.49                 0.47
                                                       -----------           ----------
Distributions to Shareholders From:
 Net realized gains on investments and futures
   contracts......................................           (0.01)               (0.01)
                                                       -----------           ----------
Net Asset Value, End of Period....................     $     30.48           $    30.46
                                                       ===========           ==========
Total Return......................................            1.62%/(d)/           1.55%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................     $28,630,203           $1,799,628
Ratio of expenses to average net assets...........            1.52%/(e)/           2.62%/(e)/
Ratio of net investment income/(loss) to average
 net assets.......................................            0.18%/(e)/          (1.12)%/(e)/
Portfolio turnover/(f)/...........................             180%                 180%

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                             Mid-Cap Value ProFund

   For the year ended December 31, 2002, the Mid-Cap Value ProFund had a NAV total return of -13.99%* for Investor Class shares, compared to a return of -11.60% for the unmanaged S&P MidCap 400/BARRA Value Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index. The S&P MidCap 400/BARRA Value Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P MidCap 400/BARRA Value Index that have low price-to-book ratios.

   For the fiscal year, the Mid-Cap Value ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400/BARRA Value Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400/BARRA Value Index or any of the companies included in the S&P MidCap 400/BARRA Value Index.

                              [CHART]

Value of a $10,000 Investment

              Mid-Cap           Mid-Cap           S&P MidCap
        Value - Investor    Value - Service     400/BARRA Value
        ------------------  ---------------    ------------------
9/4/01      $10,000             $10,000            $10,000
9/01          8,847               8,840              8,887
12/01         9,912               9,886             10,131
3/02         10,800              10,746             11,092
6/02         10,071               9,999             10,402
9/02          8,089               8,007              8,444
12/02         8,526               8,427              8,956

-------------------------------
  Average Annual Total Return
       as of 12/31/02
-------------------------------
                        Since
                      Inception
              1 Year   (9/4/01)
-------------------------------
Investor     (13.99)%  (11.35)%
-------------------------------
Service      (14.76)%  (12.13)%
-------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from 9/4/01 to 12/31/02.

    The performance of the Mid-Cap Value ProFund is measured against the S&P MidCap 400/BARRA Value Index, an unmanaged index generally representative of the performance of medium sized companies with low price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.


The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Value ProFund                    Investments
                                                December 31, 2002

               Common Stocks (98.2%)
                                                   Shares  Value
                                                   ------ --------
              3Com Corp.*......................... 10,057 $ 46,564
              Activision, Inc.*...................  1,921   28,027
              Advanced Fibre Communications, Inc.*  2,373   39,582
              Advent Software, Inc.*..............    904   12,322
              AGL Resources, Inc..................  1,582   38,443
              Airborne, Inc.......................  1,356   20,109
              Airgas, Inc.*.......................  2,034   35,087
              AK Steel Holding Corp.*.............  3,051   24,408
              Alaska Air Group, Inc.*.............    791   17,125
              Albany International Corp.--Class A.    904   18,677
              Alexander & Baldwin, Inc............  1,130   29,143
              ALLETE, Inc.........................  2,373   53,820
              Alliant Energy Corp.................  2,599   43,013
              Allmerica Financial Corp............  1,469   14,837
              American Financial Group, Inc.......  1,921   44,317
              AmeriCredit Corp.*..................  4,294   33,236
              Amerus Group Co.....................  1,130   31,945
              Apogent Technologies, Inc.*.........  3,051   63,461
              Aquilla, Inc........................  5,085    9,000
              Arch Coal, Inc......................  1,469   31,716
              Arrow Electronics, Inc.*............  2,825   36,132
              ArvinMeritor, Inc...................  1,921   32,023
              Ascential Software Corp.*...........  7,006   16,814
              Associated Banc Corp................  2,147   72,869
              Astoria Financial Corp..............  2,486   67,495
              Atmel Corp.*........................ 13,108   29,231
              Avnet, Inc..........................  3,390   36,714
              Avocent Corp.*......................  1,243   27,619
              Bandag, Inc.........................    565   21,854
              Bank of Hawaii Corp.................  1,921   58,379
              Banknorth Group, Inc................  4,181   94,491
              Banta Corp..........................    678   21,201
              Barnes & Noble, Inc.*...............  1,921   34,712
              Belo (A.H.) Corp.--Class A..........  3,164   67,457
              BJ's Wholesale Club, Inc.*..........  2,034   37,222
              Black Hills Corp....................    791   20,977
              Bob Evans Farms, Inc................  1,017   23,747
              Borders Group, Inc.*................  2,260   36,386
              BorgWarner, Inc.....................    791   39,882
              Bowater, Inc........................  1,582   66,365
              Cabot Corp..........................  1,695   44,985
              Callaway Golf Co....................  2,147   28,448
              Carlisle Cos., Inc..................    904   37,408
              Carpenter Technology Corp...........    678    8,441
              CBRL Group, Inc.....................  1,469   44,261
              Ceridian Corp.*.....................  4,181   60,290
              CheckFree Holdings Corp.*...........  2,147   34,354
              Cirrus Logic, Inc.*.................  2,373    6,834
              City National Corp..................  1,356   59,650
              Clayton Homes, Inc..................  3,842   46,796
              CLECO Corp..........................  1,356   18,984
              CNF, Inc............................  1,356   45,073
              Colonial BancGroup, Inc.............  3,503   41,791
              Commscope, Inc.*....................  1,695   13,391
              Compass Bancshares, Inc.............  3,616  113,072
              Constellation Brands, Inc.*.........  2,486   58,943
              Copart, Inc.*.......................  2,599   30,772
              Credence Systems Corp.*.............  1,695   15,814
              Cypress Semiconductor Corp.*........  3,503   20,037
              Cytec Industries, Inc.*.............  1,130   30,826

           Common Stocks, continued
                                                       Shares  Value
                                                       ------ --------
          D.R. Horton, Inc............................  4,181 $ 72,540
          Dean Foods Co.*.............................  2,599   96,423
          Dole Food Co., Inc..........................  1,582   51,542
          DQE, Inc....................................  2,034   30,998
          Dycom Industries, Inc.*.....................  1,356   17,967
          E*TRADE Group, Inc.*........................ 10,283   49,976
          Edwards (A.G.), Inc.........................  2,260   74,489
          EGL, Inc.*..................................  1,356   19,323
          Emmis Communications Corp.*.................  1,469   30,599
          Energy East Corp............................  4,068   89,862
          Ensco International, Inc....................  4,181  123,130
          Everest Re Group, Ltd.......................  1,469   81,236
          Extended Stay America, Inc.*................  2,599   38,335
          Fairchild Semiconductor International, Inc.*  3,277   35,097
          FEI Co.*....................................    904   13,822
          Ferro Corp..................................  1,130   27,606
          Fidelity National Financial, Inc............  2,712   89,035
          First Virginia Banks, Inc...................  2,034   75,726
          FirstMerit Corp.............................  2,373   51,399
          Flowserve Corp.*............................  1,582   23,398
          FMC Corp.*..................................  1,017   27,784
          Forest Oil Corp.*...........................  1,356   37,493
          Fuller (H. B.) Co...........................    791   20,471
          Furniture Brands International, Inc.*.......  1,582   37,731
          GATX Corp...................................  1,356   30,944
          Glatfelter (P.H.) Co........................  1,243   16,358
          Granite Construction, Inc...................  1,130   17,515
          Grant Prideco, Inc.*........................  3,164   36,829
          Great Plains Energy, Inc....................  1,921   43,952
          Greater Bay Bancorp.........................  1,469   25,399
          GreenPoint Financial Corp...................  2,825  127,634
          Hanover Compressor Co.*.....................  1,808   16,597
          Harris Corp.................................  1,921   50,522
          Harsco Corp.................................  1,130   36,036
          Hawaiian Electric Industries, Inc...........  1,017   44,728
          HCC Insurance Holdings, Inc.................  1,808   44,477
          Helmerich & Payne, Inc......................  1,356   37,846
          Henry Schein, Inc.*.........................  1,243   55,935
          Hibernia Corp...............................  4,407   84,879
          Horace Mann Educators Corp..................  1,130   17,323
          Hospitality Properties Trust................  1,808   63,642
          ICN Pharmaceuticals, Inc....................  2,373   25,889
          IDACORP, Inc................................  1,017   25,252
          Imation Corp.*..............................  1,017   35,677
          Incyte Genomics, Inc.*......................  1,921    8,760
          Independence Community Bank Corp............  1,582   40,151
          IndyMac Bancorp, Inc.*......................  1,582   29,251
          InFocus Corp.*..............................  1,130    6,961
          Integrated Device Technology, Inc.*.........  2,938   24,591
          International Rectifier Corp.*..............  1,808   33,376
          Intersil Corp.--Class A*....................  3,842   53,557
          J.B. Hunt Transport Services, Inc.*.........  1,130   33,109
          JM Smucker Co...............................  1,356   53,982
          Kaydon Corp.................................    904   19,174
          Keane, Inc.*................................  2,147   19,302
          Kelly Services, Inc.--Class A...............  1,017   25,129
          KEMET Corp.*................................  2,373   20,740
          Kennametal, Inc.............................  1,017   35,066
          Korn/Ferry International*...................  1,017    7,607
          L-3 Communications Holdings, Inc.*..........  2,599  116,721

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Value ProFund                    Investments
                                                December 31, 2002

               Common Stocks (98.2%)
                                                  Shares  Value
                                                  ------ --------
              LaBranche & Co., Inc.*............. 1,695  $ 45,155
              Lattice Semiconductor Corp.*....... 3,051    26,757
              Lear Corp.*........................ 1,808    60,170
              Lee Enterprises, Inc............... 1,243    41,665
              Legato Systems, Inc.*.............. 3,277    16,483
              Lennar Corp........................ 1,808    93,293
              Leucadia National Corp............. 1,582    59,024
              Liberty Property Trust............. 2,147    68,575
              Longs Drug Stores Corp............. 1,130    23,436
              Longview Fibre Co.................. 1,469    10,621
              LTX Corp.*......................... 1,356     8,177
              Lubrizol Corp...................... 1,469    44,805
              Lyondell Chemical Co............... 4,520    57,132
              Macromedia, Inc.*.................. 1,695    18,052
              Mandalay Resort Group*............. 1,921    58,802
              Martin Marietta Materials.......... 1,356    41,575
              McDATA Corp.--Class A*............. 3,164    22,464
              MDU Resources Group, Inc........... 2,034    52,498
              Media General, Inc.--Class A.......   678    40,646
              Mercantile Bankshares Corp......... 1,921    74,131
              Metris Cos., Inc................... 1,582     3,908
              Millennium Pharmaceuticals, Inc.*.. 8,023    63,702
              Minerals Technologies, Inc.........   565    24,380
              Modine Manufacturing Co............   904    15,983
              Mohawk Industries, Inc.*........... 1,921   109,401
              MONY Group, Inc.................... 1,356    32,463
              MPS Group, Inc.*................... 2,938    16,277
              National Commerce Financial Corp... 5,763   137,448
              National Fuel Gas Co............... 2,260    46,850
              National-Oilwell, Inc.*............ 2,260    49,358
              Neiman Marcus Group, Inc.--Class A* 1,356    41,209
              New Plan Excel Realty Trust, Inc... 2,712    51,772
              Newport Corp.*..................... 1,130    14,193
              Noble Energy, Inc.................. 1,582    59,404
              Northeast Utilities System......... 3,842    58,283
              NSTAR.............................. 1,469    65,209
              Ocean Energy, Inc.................. 4,972    99,291
              OGE Energy Corp.................... 2,147    37,787
              Ohio Casualty Corp.*............... 1,695    21,950
              Old Republic International Corp.... 3,390    94,920
              Olin Corp.......................... 1,582    24,600
              Omnicare, Inc...................... 2,599    61,935
              ONEOK, Inc......................... 1,695    32,544
              Overseas Shipholding Group, Inc.... 1,017    18,204
              PacifiCare Health Systems, Inc.*... 1,017    28,578
              Park Place Entertainment Corp.*.... 8,475    71,190
              Payless ShoeSource, Inc.*..........   678    34,897
              Peabody Energy Corp................ 1,469    42,939
              Pentair, Inc....................... 1,356    46,850
              Pepco Holdings, Inc................ 4,633    89,834
              PepsiAmericas, Inc................. 4,294    57,668
              Perrigo Co.*....................... 2,034    24,713
              Pioneer Natural Resources Co.*..... 3,277    82,744
              Pittston Brink's Group............. 1,582    29,235
              Plexus Corp.*...................... 1,130     9,921
              PMI Group, Inc..................... 2,486    74,679
              PNM Resources, Inc................. 1,130    26,917
              Polycom, Inc.*..................... 2,825    26,894
              Potlatch Corp......................   791    18,889
              Powerwave Technologies, Inc.*...... 1,808     9,763

             Common Stocks, continued
                                                    Shares  Value
                                                    ------ --------
            Precision Castparts Corp............... 1,469  $ 35,623
            Price Communications Corp.*............ 1,582    21,879
            Pride International, Inc.*............. 3,729    55,562
            Protective Life Corp................... 1,921    52,866
            Protein Design Labs, Inc.*............. 2,486    21,131
            Provident Financial Group, Inc......... 1,356    35,297
            Puget Energy, Inc...................... 2,599    57,308
            Quanta Services, Inc.*................. 1,921     6,724
            Quantum Corp.--DLT & Storage Systems
             Group*................................ 4,407    11,767
            Questar Corp........................... 2,260    62,873
            Radian Group, Inc...................... 2,712   100,751
            Rayonier, Inc..........................   791    35,793
            Republic Services, Inc.*............... 4,633    97,200
            Retek, Inc.*........................... 1,469     3,996
            RPM, Inc............................... 3,277    50,072
            RSA Security, Inc.*.................... 1,582     9,476
            Ruddick Corp........................... 1,356    18,564
            Saks, Inc.*............................ 4,068    47,759
            SCANA Corp............................. 3,051    94,460
            Schulman (A.), Inc.....................   791    14,721
            Sequa Corp.--Class A*..................   339    13,258
            Sierra Pacific Resources............... 2,825    18,363
            Silicon Valley Bancshares*............. 1,243    22,685
            Six Flags, Inc.*....................... 2,599    14,840
            Smithfield Foods, Inc.*................ 3,051    60,532
            Sovereign Bancorp, Inc................. 7,345   103,197
            SPX Corp.*............................. 2,260    84,636
            StanCorp Financial Group, Inc..........   791    38,640
            Storage Technology Corp.*.............. 2,938    62,933
            Superior Industries International, Inc.   791    32,716
            Swift Transportation Co., Inc.*........ 2,373    47,504
            Sybase, Inc.*.......................... 2,712    36,340
            Sykes Enterprises, Inc.*............... 1,130     3,706
            Sylvan Learning Systems, Inc.*......... 1,130    18,532
            Tech Data Corp.*....................... 1,582    42,651
            Tecumseh Products Co...................   565    24,933
            Teleflex, Inc.......................... 1,130    48,466
            Telephone & Data Systems, Inc.......... 1,695    79,698
            Tidewater, Inc......................... 1,695    52,715
            Transaction Systems Architects, Inc.*.. 1,017     6,611
            Triad Hospitals, Inc.*................. 2,034    60,674
            Trinity Industries, Inc................ 1,243    23,567
            TriQuint Semiconductor, Inc.*.......... 3,729    15,811
            Tyson Foods, Inc.--Class A............. 9,944   111,571
            Unifi, Inc.*........................... 1,469     7,712
            United Rentals, Inc.*.................. 2,147    23,102
            Unitrin, Inc........................... 1,921    56,132
            Universal Corp.........................   791    29,235
            Valero Energy Corp..................... 2,938   108,530
            Varco International, Inc.*............. 2,712    47,189
            Vectren Corp........................... 1,921    44,183
            Vishay Intertechnology, Inc.*.......... 4,520    50,533
            Wallace Computer Services, Inc......... 1,130    24,306
            Wausau-Mosinee Paper Corp.............. 1,469    16,482
            Webster Financial Corp................. 1,356    47,189
            Westar Energy, Inc..................... 2,034    20,137
            WGL Holdings, Inc...................... 1,356    32,436
            Wind River Systems, Inc.*.............. 2,260     9,266
            Wisconsin Energy Corp.................. 3,277    82,580

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Value ProFund                    Investments
                                                December 31, 2002

            Common Stocks, continued
                                                 Shares      Value
                                                --------- -----------
           WPS Resources Corp..................      904  $    35,093
           York International Corp.............    1,130       28,894
                                                          -----------
           TOTAL COMMON STOCKS.................            10,059,108
                                                          -----------
            Federal Home Loan Bank (1.0%)
                                                Principal
                                                 Amount
                                                ---------
           Federal Home Loan Bank,
            0.50%, 01/02/03.................... $103,000      102,997
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........               102,997
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $9,919,018)/(a)/--99.2%......            10,162,105
           Net other assets/(liabilities)--0.8%                79,601
                                                          -----------
           NET ASSETS--100.0%..................           $10,241,706
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $11,051,514 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,132,496. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   303,000
                   Unrealized depreciation.....  (1,192,409)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $  (889,409)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P Mid-Cap 400 Future Contract
            expiring March 2003 (Underlying
            face amount at value $85,800)..     2        $(1,329)

The MidCap Value ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                      Aerospace/Defense............. 1.2%
                      Agriculture................... 0.3%
                      Airlines...................... 0.2%
                      Apparel....................... 0.1%
                      Auto Parts & Equipment........ 2.0%
                      Banks......................... 9.2%
                      Beverages..................... 1.2%
                      Biotechnology................. 0.9%
                      Building Materials............ 0.9%
                      Chemicals..................... 3.8%
                      Coal.......................... 0.7%
                      Commercial Services........... 1.3%
                      Computers..................... 2.0%
                      Distribution/Wholesale........ 0.4%
                      Diversified Financial Services 2.0%
                      Electric...................... 9.9%
                      Electronics................... 1.5%
                      Engineering & Construction.... 0.2%
                      Entertainment................. 0.1%
                      Environmental Control......... 0.9%
                      Food.......................... 3.8%
                      Forest & Paper Products....... 1.6%
                      Gas........................... 1.1%
                      Hand/Machine Tools............ 0.3%
                      Healthcare--Products.......... 1.1%
                      Healthcare--Services.......... 0.9%
                      Home Builders................. 2.1%
                      Home Furnishings.............. 0.4%
                      Household Products/Wares...... 0.2%
                      Insurance..................... 8.4%
                      Internet...................... 1.2%
                      Iron/Steel.................... 0.3%
                      Leisure Time.................. 0.3%
                      Lodging....................... 1.7%
                      Machinery--Diversified........ 0.7%
                      Manufacturing................. 3.0%
                      Metal Fabricate/Hardware...... 0.5%
                      Media......................... 1.8%
                      Oil & Gas..................... 5.9%
                      Oil & Gas Services............ 1.9%
                      Pharmaceuticals............... 1.1%
                      Pipelines..................... 1.1%
                      Real Estate Investment Trust.. 1.4%
                      Retail........................ 3.6%
                      Savings & Loans............... 3.8%
                      Semiconductors................ 2.6%
                      Software...................... 1.5%
                      Telecommunications............ 3.2%
                      Textiles...................... 1.5%
                      Transportation................ 2.4%
                      Other......................... 1.8%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $9,919,018)............ $10,162,105
         Cash...............................................       5,344
         Dividends and interest receivable..................       4,955
         Receivable for capital shares issued...............   6,691,698
         Variation margin on futures contracts..............         300
         Prepaid expenses...................................       9,386
                                                             -----------
          Total Assets......................................  16,873,788
                                                             -----------
       Liabilities:
         Payable for investments purchased..................   4,721,826
         Payable for capital shares redeemed................   1,885,958
         Advisory fees payable..............................       7,865
         Management services fees payable...................         692
         Administration fees payable........................         228
         Distribution and service fees payable--
          Service Class.....................................       2,042
         Other accrued expenses.............................      13,471
                                                             -----------
          Total Liabilities.................................   6,632,082
                                                             -----------
       Net Assets........................................... $10,241,706
                                                             ===========
       Net Assets consist of:
         Capital............................................ $12,583,711
         Accumulated net investment income/(loss)...........      (4,135)
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (2,579,628)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     241,758
                                                             -----------
       Net Assets........................................... $10,241,706
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 3,925,475
         Shares of Beneficial Interest Outstanding..........     158,391
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.78
                                                             ===========
       Service Class:
         Net Assets......................................... $ 6,316,231
         Shares of Beneficial Interest Outstanding..........     257,926
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.49
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   259,126
        Interest.............................................       1,406
                                                              -----------
         Total Investment Income.............................     260,532
                                                              -----------
      Expenses:
        Advisory fees........................................     128,704
        Management services fees.............................      25,741
        Administration fees..................................       8,405
        Distribution and service fees--Service Class.........      78,038
        Transfer agent fees..................................      59,321
        Registration and filing fees.........................      43,346
        Custody fees.........................................      45,155
        Fund accounting fees.................................      15,983
        Other fees...........................................      27,365
                                                              -----------
         Total Expenses before reductions....................     432,058
         Less Expenses reduced by the Investment
          Advisor............................................     (19,338)
                                                              -----------
         Net Expenses........................................     412,720
                                                              -----------
      Net Investment Income/(Loss)...........................    (152,188)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (2,176,970)
        Net realized gains/(losses) on futures contracts.....     (22,289)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................    (243,833)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (2,443,092)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,595,280)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund


 Statements of Changes in Net Assets
                                                                             For the period
                                                             For the      September 4, 2001/(a)/
                                                           year ended            through
                                                        December 31, 2002   December 31, 2001
                                                        ----------------- ---------------------
From Investment Activities:
Operations:
 Net investment income/(loss)..........................   $    (152,188)      $    (10,819)
 Net realized gains/(losses) on investments and
   futures contracts...................................      (2,199,259)          (143,708)
 Change in net unrealized appreciation/(depreciation)
   on investments and futures contracts................        (243,833)           485,591
                                                          -------------       ------------
 Change in net assets resulting from operations........      (2,595,280)           331,064
                                                          -------------       ------------
Distributions to Shareholders From:
 Net realized gains on investments
   Investor Class......................................              --            (74,743)
   Service Class.......................................              --           (161,734)
                                                          -------------       ------------
 Change in net assets resulting from distributions.....              --           (236,477)
                                                          -------------       ------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class......................................     293,470,153         52,244,025
   Service Class.......................................     135,892,035         37,474,428
 Dividends reinvested
   Investor Class......................................              --             61,321
   Service Class.......................................              --            161,734
 Cost of shares redeemed
   Investor Class......................................    (291,252,998)       (48,842,335)
   Service Class.......................................    (135,026,236)       (31,439,728)
                                                          -------------       ------------
 Change in net assets resulting from capital
   transactions........................................       3,082,954          9,659,445
                                                          -------------       ------------
 Change in net assets..................................         487,674          9,754,032
Net Assets:
 Beginning of period...................................       9,754,032                 --
                                                          -------------       ------------
 End of period.........................................   $  10,241,706       $  9,754,032
                                                          =============       ============
Share Transactions:
 Issued
   Investor Class......................................      10,033,746          1,891,421
   Service Class.......................................       4,764,457          1,360,813
 Reinvested
   Investor Class......................................              --              2,171
   Service Class.......................................              --              5,741
 Redeemed
   Investor Class......................................      (9,999,467)        (1,769,480)
   Service Class.......................................      (4,721,598)        (1,151,487)
                                                          -------------       ------------
 Change in shares......................................          77,138            339,179
                                                          =============       ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

 Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Investor Class
                                                                                   -----------------------------------
                                                                                                          For the period
                                                                                        For the        September 4, 2001/(a)/
                                                                                      year ended              through
                                                                                   December 31, 2002     December 31, 2001
                                                                                   -----------------   ---------------------
Net Asset Value, Beginning of Period..............................................    $    28.81            $    30.00
                                                                                      ----------            ----------
Investment Activities:
  Net investment income/(loss)....................................................         (0.12)/(b)/           (0.05)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (3.91)                (0.23)/(c)/
                                                                                      ----------            ----------
  Total income/(loss) from investment activities..................................         (4.03)                (0.28)
                                                                                      ----------            ----------
Distributions to Shareholders From:
  Net realized gains on investments...............................................            --                 (0.91)
                                                                                      ----------            ----------
Net Asset Value, End of Period....................................................    $    24.78            $    28.81
                                                                                      ==========            ==========
Total Return......................................................................        (13.99)%               (0.88)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $3,925,475            $3,575,806
Ratio of expenses to average net assets...........................................          1.95%                 1.95%/(e)/
Ratio of net investment income/(loss) to average net assets.......................         (0.42)%               (0.51)%/(e)/
Ratio of expenses to average net assets*..........................................          2.08%                 2.61%/(e)/
Portfolio turnover/(f)/...........................................................         1,899%                1,400%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Service Class
                                                                                   -----------------------------------
                                                                                                          For the period
                                                                                        For the        September 4, 2001/(a)/
                                                                                      year ended              through
                                                                                   December 31, 2002     December 31, 2001
                                                                                   -----------------   ---------------------
Net Asset Value, Beginning of Period..............................................    $    28.73            $    30.00
                                                                                      ----------            ----------
Investment Activities:
  Net investment income/(loss)....................................................         (0.42)/(b)/           (0.07)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (3.82)                (0.29)/(c)/
                                                                                      ----------            ----------
  Total income/(loss) from investment activities..................................         (4.24)                (0.36)
                                                                                      ----------            ----------
Distributions to Shareholders From:
  Net realized gains on investments...............................................            --                 (0.91)
                                                                                      ----------            ----------
Net Asset Value, End of Period....................................................    $    24.49            $    28.73
                                                                                      ==========            ==========
Total Return......................................................................        (14.76)%               (1.14)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $6,316,231            $6,178,226
Ratio of expenses to average net assets...........................................          2.95%                 2.77%/(e)/
Ratio of net investment income/(loss) to average net assets.......................         (1.45)%               (0.72)%/(e)/
Ratio of expenses to average net assets*..........................................          3.04%                 3.43%/(e)/
Portfolio turnover/(f)/...........................................................         1,899%                1,400%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            Mid-Cap Growth ProFund

   For the year ended December 31, 2002, the Mid-Cap Growth ProFund had a NAV total return of -22.70%* for Investor Class shares, compared to a return of -19.57% for the unmanaged S&P MidCap 400/BARRA Growth Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index. The S&P MidCap 400/BARRA Growth Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P MidCap 400 Index that have high price-to-book ratios.

   For the fiscal year, the Mid-Cap Growth ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400/BARRA Growth Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400/BARRA Growth Index or any of the companies included in the S&P MidCap 400/BARRA Growth Index.

                                   [CHART]

Value of a $10,000 Investment

             Mid-Cap             Mid-Cap            S&P MidCap
        Growth - Investor    Growth - Service     400/BARRA Growth
        ------------------   ----------------     ----------------
9/4/01       $10,000            $10,000              $10,000
9/01           8,637              8,637                8,655
12/01         10,356             10,336               10,537
3/02          10,634             10,587               10,890
6/02           9,189              9,129                9,464
9/02           7,733              7,670                8,075
12/02          8,005              7,911                8,475

-------------------------------------
    Average Annual Total Return
          as of 12/31/02
-------------------------------------
                            Since
                          Inception
               1 Year     (9/4/01)
-------------------------------------
Investor      (22.70)%     (15.48)%
-------------------------------------
Service       (23.46)%     (16.23)%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from 9/4/01 to 12/31/02.

    The performance of the Mid-Cap Growth ProFund is measured against the S&P MidCap 400/BARRA Growth Index, an unmanaged index generally representative of the performance of medium sized companies with high price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Growth ProFund                   Investments
                                                December 31, 2002

        Common Stocks (97.1%)
                                                       Shares   Value
                                                       ------ ----------
       99 Cents Only Stores*..........................   688  $   18,480
       Abercrombie & Fitch Co.--Class A*..............   989      20,235
       Acxiom Corp.*..................................   860      13,227
       ADTRAN, Inc.*..................................   387      12,733
       AdvancePCS*....................................   903      20,056
       Affiliated Computer Services, Inc.--Class A*... 1,290      67,918
       AGCO Corp......................................   731      16,155
       Albemarle Corp.................................   430      12,234
       American Eagle Outfitters, Inc.*...............   731      10,073
       American Water Works Co., Inc..................   989      44,980
       Ametek, Inc....................................   344      13,241
       Apria Healthcare Group, Inc.*..................   559      12,432
       Arthur J. Gallagher & Co.......................   860      25,267
       Barr Laboratories, Inc.*.......................   430      27,989
       Beckman Coulter, Inc...........................   602      17,771
       Blyth, Inc.....................................   473      12,657
       Brinker International, Inc.*...................   946      30,509
       Broadwing, Inc.*............................... 2,150       7,568
       Brown & Brown, Inc.............................   688      22,236
       C.H. Robinson Worldwide, Inc...................   817      25,490
       Cabot Microelectronics Corp.*..................   258      12,178
       Cadence Design Systems, Inc.*.................. 2,623      30,925
       Career Education Corp.*........................   430      17,200
       Carmax, Inc.*.................................. 1,032      18,452
       Catalina Marketing Corp.*......................   559      10,342
       CDW Computer Centers, Inc.*....................   817      35,825
       Certegy, Inc.*.................................   688      16,890
       Charles River Laboratories International, Inc.*   430      16,546
       Choicepoint, Inc.*.............................   860      33,962
       Church & Dwight, Inc...........................   387      11,776
       Claire's Stores, Inc...........................   473      10,439
       Coach, Inc.*...................................   860      28,311
       Commerce Bancorp, Inc..........................   645      27,858
       Cooper Cameron Corp.*..........................   516      25,707
       Covance, Inc.*.................................   602      14,803
       Cree Research, Inc.*...........................   731      11,952
       Crompton Corp.................................. 1,118       6,652
       CSG Systems International, Inc.*...............   516       7,043
       CYTYC Corp.*................................... 1,204      12,281
       DENTSPLY International, Inc....................   774      28,793
       DeVRY, Inc.*...................................   688      11,428
       Dial Corp......................................   946      19,271
       Diebold, Inc...................................   688      28,359
       Dollar Tree Stores, Inc.*...................... 1,118      27,469
       Donaldson Co., Inc.............................   430      15,479
       DPL, Inc....................................... 1,247      19,129
       Dreyer's Grand Ice Cream, Inc..................   344      24,410
       DST Systems, Inc.*............................. 1,161      41,274
       Dun & Bradstreet Corp.*........................   731      25,212
       Eaton Vance Corp...............................   688      19,436
       Education Management Corp.*....................   344      12,934
       Edwards Lifesciences Corp.*....................   602      15,333
       Energizer Holdings, Inc.*......................   860      23,994
       Entercom Communications Corp.*.................   473      22,193
       Equitable Resources, Inc.......................   602      21,094
       Expeditors International of Washington, Inc.... 1,032      33,695
       Express Scripts, Inc.--Class A*................   774      37,183
       Fastenal Co....................................   731      27,332
       Federal Signal Corp............................   473       9,186
       First Health Group Corp.*......................   989      24,082

             Common Stocks, continued
                                                  Shares   Value
                                                  ------ ----------
            FMC Technologies, Inc.*..............   645  $   13,177
            Gartner Group, Inc.--Class B*........   817       7,721
            Gentex Corp.*........................   731      23,129
            Gilead Sciences, Inc.*............... 1,935      65,790
            GrafTech International, Ltd.*........   559       3,332
            GTECH Holdings Corp.*................   559      15,574
            Harte-Hanks, Inc.....................   903      16,859
            Health Net, Inc.*.................... 1,247      32,921
            Henry (Jack) & Associates, Inc.......   903      10,872
            Herman Miller, Inc...................   731      13,450
            Hillenbrand Industries, Inc..........   602      29,083
            Hispanic Broadcasting Corp.--Class A* 1,075      22,091
            HON Industries, Inc..................   559      15,809
            Hormel Foods Corp.................... 1,376      32,102
            Hubbell, Inc.--Class B...............   602      21,154
            IDEC Pharmaceuticals Corp.*.......... 1,505      49,921
            IMC Global, Inc...................... 1,118      11,929
            International Speedway Corp..........   516      19,241
            Internet Security Systems, Inc.*.....   473       8,670
            Interstate Bakeries Corp.............   430       6,558
            Investment Technology Group, Inc.*...   473      10,576
            Investors Financial Services Corp....   645      17,667
            IVAX Corp.*.......................... 1,935      23,472
            Jacobs Engineering Group, Inc.*......   516      18,370
            Krispy Kreme Doughnuts, Inc.*........   516      17,425
            Lam Research Corp.*.................. 1,247      13,468
            Lancaster Colony Corp................   344      13,444
            Legg Mason, Inc......................   645      31,308
            LifePoint Hospitals, Inc.*...........   387      11,583
            Lincare Holdings, Inc.*.............. 1,032      32,632
            M&T Bank Corp........................   903      71,652
            Macrovision Corp.*...................   516       8,277
            Manpower, Inc........................   774      24,691
            McCormick & Co., Inc................. 1,376      31,923
            Mentor Graphics Corp.*...............   645       5,070
            Michaels Stores, Inc.*...............   645      20,189
            Micrel, Inc.*........................   903       8,109
            Microchip Technology, Inc............ 1,978      48,361
            Murphy Oil Corp......................   860      36,851
            Mylan Laboratories, Inc.............. 1,247      43,520
            National Instruments Corp.*..........   516      16,765
            Network Associates, Inc.*............ 1,548      24,907
            Neuberger Berman, Inc................   688      23,041
            New York Community Bancorp........... 1,075      31,046
            Nordson Corp.........................   344       8,542
            Outback Steakhouse, Inc..............   774      26,657
            Overture Services, Inc.*.............   559      15,266
            Oxford Health Plans, Inc.*...........   860      31,347
            Packaging Corporation of America*.... 1,032      18,824
            Papa John's International, Inc.*.....   172       4,795
            Patterson Dental Co.*................   688      30,093
            Patterson-UTI Energy, Inc.*..........   774      23,352
            Petsmart, Inc.*...................... 1,333      22,834
            Pier 1 Imports, Inc..................   903      17,094
            Plantronics, Inc.*...................   473       7,156
            Reader's Digest Association, Inc.....   989      14,934
            Reynolds & Reynolds Co...............   688      17,523
            RF Micro Devices, Inc.*.............. 1,677      12,292
            Rollins, Inc.........................   301       7,660
            Roslyn Bancorp, Inc..................   817      14,731

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Mid-Cap Growth ProFund                   Investments
                                                December 31, 2002

         Common Stocks, continued
                                                   Shares      Value
                                                  --------- ----------
        Ross Stores, Inc.........................      774  $   32,810
        Sandisk Corp.*...........................      688      13,966
        Scholastic Corp.*........................      387      13,913
        SEI Investments Co.......................    1,075      29,219
        Semtech Corp.*...........................      731       7,983
        Sensient Technologies Corp...............      473      10,628
        Sepracor, Inc.*..........................      817       7,900
        SICOR, Inc.*.............................    1,161      18,402
        Smith International, Inc.*...............      989      32,261
        Solutia, Inc.............................    1,032       3,746
        Sonoco Products Co.......................      946      21,691
        Sotheby's Holdings, Inc.--Class A*.......      602       5,418
        STERIS Corp.*............................      688      16,684
        Symantec Corp.*..........................    1,419      57,484
        Synopsys, Inc.*..........................      731      33,736
        TCF Financial Corp.......................      731      31,937
        The Cheesecake Factory, Inc.*............      516      18,653
        Timberland Co.--Class A*.................      387      13,781
        Titan Corp.*.............................      774       8,050
        Tootsie Roll Industries, Inc.............      516      15,831
        Universal Health Services, Inc.--Class B*      602      27,150
        Valassis Communications, Inc.*...........      516      15,186
        Valspar Corp.............................      473      20,897
        Varian Medical Systems, Inc.*............      688      34,125
        Varian, Inc.*............................      344       9,869
        Vertex Pharmaceuticals, Inc.*............      731      11,586
        Viad Corp................................      860      19,221
        VISX, Inc.*..............................      516       4,943
        Waddell & Reed Financial, Inc............      774      15,225
        Washington Post Co.--Class B.............       86      63,467
        Weatherford International, Ltd.*.........    1,290      51,510
        Westamerica Bancorporation...............      344      13,822
        Western Gas Resources, Inc...............      344      12,676
        Westwood One, Inc.*......................    1,032      38,556
        Whole Foods Market, Inc.*................      559      29,476
        Williams-Sonoma, Inc.*...................    1,118      30,354
        Wilmington Trust Corp....................      645      20,434
        XTO Energy, Inc..........................    1,204      29,739
                                                            ----------
        TOTAL COMMON STOCKS......................            3,386,838
                                                            ----------
         Federal Home Loan Bank (3.1%)
                                                  Principal
                                                   Amount
                                                  ---------
        Federal Home Loan Bank 0.50% 01/02/03.... $109,000     108,997
                                                            ----------
        TOTAL FEDERAL HOME LOAN BANK.............              108,997
                                                            ----------
        TOTAL INVESTMENTS
         (Cost $3,004,135)/(a)/--100.2%..........            3,495,835
        Net other assets/(liabilities)--(0.2)%...               (7,286)
                                                            ----------
        NET ASSETS--100.0%.......................           $3,488,549
                                                            ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $4,493,942 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,489,807. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   503,382
                   Unrealized depreciation.....  (1,501,487)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $  (998,107)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
           E-Mini S&P MidCap 400 Future
            Contract expiring March 2003
            (Underlying face amount at value
            $85,800)........................     2        $(1,329)

The Mid-Cap Growth ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                    Advertising......................  0.8%
                    Aerospace/Defense................  0.2%
                    Apparel..........................  1.2%
                    Banks............................  5.3%
                    Biotechnology....................  1.9%
                    Chemicals........................  1.9%
                    Commercial Services..............  5.2%
                    Computers........................  7.1%
                    Distribution/Wholesale...........  0.8%
                    Diversified Financial Services...  2.9%
                    Electric.........................  0.5%
                    Electrical Components & Equipment  1.8%
                    Electronics......................  1.0%
                    Engineering & Construction.......  0.5%
                    Entertainment....................  1.2%
                    Food.............................  4.3%
                    Healthcare--Products.............  5.4%
                    Healthcare--Services.............  4.6%
                    Household Products/Wares.........  1.2%
                    Insurance........................  1.4%
                    Internet.........................  3.0%
                    Machinery--Diversified...........  0.7%
                    Manufacturing....................  1.1%
                    Media............................  5.0%
                    Office Furnishings...............  0.8%
                    Oil & Gas........................  2.6%
                    Oil & Gas Services...............  3.5%
                    Packaging & Containers...........  1.2%
                    Pharmaceuticals..................  7.4%
                    Pipelines........................  1.0%
                    Retail........................... 10.4%
                    Savings & Loans..................  1.3%
                    Semiconductors...................  2.6%
                    Software.........................  3.1%
                    Telecommunications...............  1.2%
                    Transportation...................  1.7%
                    Water............................  1.3%
                    Other............................  2.9%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $ 3,004,135)........... $ 3,495,835
         Cash...............................................       5,706
         Dividends and interest receivable..................       1,923
         Receivable for capital shares issued...............         652
         Variation margin on futures contracts..............         300
         Prepaid expenses...................................      11,414
                                                             -----------
          Total Assets......................................   3,515,830
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................      14,052
         Advisory fees payable..............................       3,923
         Management services fees payable...................         731
         Administration fees payable........................         240
         Distribution and service fees payable--
          Service Class.....................................       2,646
         Other accrued expenses.............................       5,689
                                                             -----------
          Total Liabilities.................................      27,281
                                                             -----------
       Net Assets........................................... $ 3,488,549
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 5,021,366
         Accumulated net investment income/(loss)...........     (22,477)
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (2,000,711)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     490,371
                                                             -----------
       Net Assets........................................... $ 3,488,549
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 1,324,172
         Shares of Beneficial Interest Outstanding..........      55,475
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.87
                                                             ===========
       Service Class:
         Net Assets......................................... $ 2,164,377
         Shares of Beneficial Interest Outstanding..........      91,751
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.59
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    26,570
        Interest.............................................       1,035
                                                              -----------
         Total Investment Income.............................      27,605
                                                              -----------
      Expenses:
        Advisory fees........................................      38,002
        Management services fees.............................       7,601
        Administration fees..................................       2,403
        Distribution and service fees--Service Class.........      21,169
        Transfer agent fees..................................      19,638
        Registration and filing fees.........................      38,380
        Custody fees.........................................      23,378
        Fund accounting fees.................................       5,355
        Other fees...........................................       4,246
                                                              -----------
         Total Expenses before reductions....................     160,172
         Less Expenses reduced by the Investment
          Advisor............................................     (40,346)
                                                              -----------
         Net Expenses........................................     119,826
                                                              -----------
      Net Investment Income/(Loss)...........................     (92,221)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (1,573,399)
        Net realized gains/(losses) on futures contracts.....     (22,289)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................    (322,932)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (1,918,620)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,010,841)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund


 Statements of Changes in Net Assets
                                                                             For the period
                                                             For the      September 4, 2001/(a)/
                                                           year ended            through
                                                        December 31, 2002   December 31, 2001
                                                        ----------------- ---------------------
From Investment Activities:
Operations:
 Net investment income/(loss)..........................   $     (92,221)      $    (55,347)
 Net realized gains/(losses) on investments and
   futures contracts...................................      (1,595,688)           295,360
 Change in net unrealized appreciation/(depreciation)
   on investments and futures contracts................        (322,932)           813,303
                                                          -------------       ------------
 Change in net assets resulting from operations........      (2,010,841)         1,053,316
                                                          -------------       ------------
Distributions to Shareholders From:
 Net realized gains on investments
   Investor Class......................................              --            (57,299)
   Service Class.......................................              --           (126,952)
                                                          -------------       ------------
 Change in net assets resulting from distributions.....              --           (184,251)
                                                          -------------       ------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class......................................     128,687,324         35,975,281
   Service Class.......................................      73,234,939         38,392,456
 Dividends reinvested
   Investor Class......................................              --             54,697
   Service Class.......................................              --            126,951
 Cost of shares redeemed
   Investor Class......................................    (131,904,033)       (30,521,942)
   Service Class.......................................     (74,065,257)       (35,350,091)
                                                          -------------       ------------
 Change in net assets resulting from capital
   transactions........................................      (4,047,027)         8,677,352
                                                          -------------       ------------
 Change in net assets..................................      (6,057,868)         9,546,417
Net Assets:
 Beginning of period...................................       9,546,417                 --
                                                          -------------       ------------
 End of period.........................................   $   3,488,549       $  9,546,417
                                                          =============       ============
Share Transactions:
 Issued
   Investor Class......................................       4,960,015          1,244,750
   Service Class.......................................       2,891,510          1,269,621
 Reinvested
   Investor Class......................................              --              1,775
   Service Class.......................................              --              4,127
 Redeemed
   Investor Class......................................      (5,101,634)        (1,049,431)
   Service Class.......................................      (2,912,039)        (1,161,468)
                                                          -------------       ------------
 Change in shares......................................        (162,148)           309,374
                                                          =============       ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund


 Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Investor Class
                                                                                   -----------------------------------
                                                                                                          For the period
                                                                                        For the        September 4, 2001/(a)/
                                                                                      year ended              through
                                                                                   December 31, 2002     December 31, 2001
                                                                                   -----------------   ---------------------
Net Asset Value, Beginning of Period..............................................    $    30.88            $    30.00
                                                                                      ----------            ----------
Investment Activities:
  Net investment income/(loss)....................................................         (0.37)/(b)/           (0.15)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (6.64)                 1.22
                                                                                      ----------            ----------
  Total income/(loss) from investment activities..................................         (7.01)                 1.07
                                                                                      ----------            ----------
Distributions to Shareholders From:
  Net realized gains on investments...............................................            --                 (0.19)
                                                                                      ----------            ----------
Net Asset Value, End of Period....................................................    $    23.87            $    30.88
                                                                                      ==========            ==========
Total Return......................................................................        (22.70)%                3.56%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $1,324,172            $6,086,419
Ratio of expenses to average net assets...........................................          1.95%                 1.95%/(d)/
Ratio of net investment income/(loss) to average net assets.......................         (1.38)%               (1.54)%/(d)/
Ratio of expenses to average net assets*..........................................          2.88%                 1.95%/(d)/
Portfolio turnover/(e)/...........................................................         3,616%                1,062%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Service Class
                                                                                   -----------------------------------
                                                                                                          For the period
                                                                                        For the        September 4, 2001/(a)/
                                                                                      year ended              through
                                                                                   December 31, 2002     December 31, 2001
                                                                                   -----------------   ---------------------
Net Asset Value, Beginning of Period..............................................    $    30.82            $    30.00
                                                                                      ----------            ----------
Investment Activities:
  Net investment income/(loss)....................................................         (0.63)/(b)/           (0.25)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (6.60)                 1.26
                                                                                      ----------            ----------
  Total income/(loss) from investment activities..................................         (7.23)                 1.01
                                                                                      ----------            ----------
Distributions to Shareholders From:
  Net realized gains on investments...............................................            --                 (0.19)
                                                                                      ----------            ----------
Net Asset Value, End of Period....................................................    $    23.59            $    30.82
                                                                                      ==========            ==========
Total Return......................................................................        (23.46)%                3.36%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $2,164,377            $3,459,998
Ratio of expenses to average net assets...........................................          2.94%                 2.94%/(d)/
Ratio of net investment income/(loss) to average net assets.......................         (2.43)%               (2.48)%/(d)/
Ratio of expenses to average net assets*..........................................          3.56%                 2.94%/(d)/
Portfolio turnover/(e)/...........................................................         3,616%                1,062%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            Small-Cap Value ProFund

   For the year ended December 31, 2002, the Small-Cap Value ProFund had a NAV total return of -18.43%* for Investor Class shares, compared to a return of -15.44% for the unmanaged S&P SmallCap 600/BARRA Value Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index. The S&P SmallCap 600/BARRA Value Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P SmallCap 600/BARRA Value Index that have low price-to-book ratios.

   For the fiscal year, the Small-Cap Value ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P SmallCap 600/BARRA Value Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P SmallCap 600/BARRA Value Index or any of the companies included in the S&P SmallCap 600/BARRA Value Index.

                                    [CHART]

Value of a $10,000 Investment

                Small-Cap         Small-Cap      S&P SmallCap 600/
            Value - Investor   Value - Service      BARRA Value
            ----------------   ---------------   -----------------
 9/04/01        $10,000           $10,000            $10,000
 9/01             8,513             8,520              8,520
12/01            10,115            10,095             10,282
 3/02            11,053            11,003             11,307
 6/02            10,473            10,403             10,791
 9/02             7,972             7,899              8,335
12/02             8,251             8,143              8,695

-------------------------------------
     Average Annual Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                1 Year      (9/4/01)
-------------------------------------
Investor        (18.43)%    (13.53)%
-------------------------------------
Service         (19.33)%    (14.38)%
-------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from 9/4/01 to 12/31/02.

    The performance of the Small-Cap Value ProFund is measured against the S&P SmallCap 600/BARRA Value Index, an unmanaged index generally representative of the performance of small sized companies with low price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
                                                December 31, 2002

           Common Stocks (99.6%)
                                                  Shares     Value
                                                  ------- ------------
          A.M. Castle & Co.*.....................   1,672 $      7,608
          A.T. Cross Co.--Class A*...............   1,881       10,063
          AAR Corp...............................   3,553       18,298
          Aaron Rents, Inc.......................   2,508       54,875
          ABM Industries, Inc....................   5,643       87,466
          Actel Corp.*...........................   2,717       44,070
          Action Performance Cos., Inc...........   2,090       39,710
          Acuity Brands, Inc.....................   4,598       62,257
          Adaptec, Inc.*.........................  12,122       68,489
          Administaff, Inc.*.....................   3,135       18,810
          Aeroflex, Inc.*........................   6,688       46,147
          Allen Telecom, Inc.*...................   3,553       33,647
          Alliance Semiconductor Corp.*..........   4,180       16,427
          Alpharma, Inc..........................   5,852       69,698
          American Financial Holdings, Inc.......   2,508       74,939
          American Management Systems, Inc.*.....   4,807       57,636
          American States Water Co...............   1,672       38,707
          AmeriPath, Inc.*.......................   3,553       76,390
          Analogic Corp..........................   1,463       73,571
          Analysts International Corp.*..........   2,717        5,380
          Anchor BanCorp Wisconsin, Inc..........   2,926       60,715
          Angelica Corp..........................   1,045       21,579
          Anixter International, Inc.*...........   4,180       97,185
          AnnTaylor Stores Corp.*................   5,016      102,426
          Apogee Enterprises, Inc................   3,135       28,061
          Applica, Inc.*.........................   2,717       13,585
          Applied Industrial Technologies, Inc...   2,090       39,501
          AptarGroup, Inc........................   3,971      124,055
          Arch Chemicals, Inc....................   2,508       45,771
          Arctic Cat, Inc........................   2,508       40,127
          Armor Holdings, Inc.*..................   3,344       46,047
          ArQule, Inc.*..........................   2,299        7,012
          Artesyn Technologies, Inc.*............   4,389       16,854
          Ashworth, Inc.*........................   1,463        9,363
          Astec Industries, Inc.*................   2,299       22,829
          AstroPower, Inc.*......................   2,508       20,039
          Atlantic Coast Airlines Holdings, Inc.*   5,016       60,342
          Atmos Energy Corp......................   5,016      116,972
          Atwood Oceanics, Inc.*.................   1,463       44,036
          Audiovox Corp.--Class A*...............   2,717       28,097
          Avista Corp............................   5,434       62,817
          Aware, Inc.*...........................   2,508        5,467
          Axcelis Technologies, Inc.*............  11,077       62,131
          Aztar Corp.*...........................   4,180       59,691
          Bally Total Fitness Holding Corp.*.....   3,762       26,673
          Barnes Group, Inc......................   2,090       42,532
          Bassett Furniture Industries, Inc......   1,254       17,958
          BE Aerospace, Inc.*....................   3,971       14,454
          Bel Fuse, Inc.--Class B................   1,254       25,268
          Belden, Inc............................   2,717       41,353
          Bell Microproducts, Inc.*..............   2,299       12,736
          Benchmark Electronics, Inc.*...........   2,717       77,868
          Bio-Technology General Corp.*..........   6,688       21,408
          Black Box Corp.........................   2,299      102,995
          Bowne & Co., Inc.......................   3,762       44,956
          Briggs & Stratton Corp.................   2,508      106,514
          Brooks-PRI Automation, Inc.*...........   3,762       43,113
          Brooktrout, Inc.--Class B*.............   1,463        7,754
          Brown Shoe Company, Inc................   2,090       49,805
          Brush Wellman, Inc.*...................   1,881       10,346

          Common Stocks, continued
                                                   Shares        Value
                                                   -------    ------------
         Buckeye Technologies, Inc.*..............   4,180    $     25,707
         Building Materials Holding Corp..........   1,463          20,921
         Burlington Coat Factory Warehouse
          Corp....................................   5,016          90,037
         Butler Manufacturing Co..................     627          12,132
         C&D Technologies, Inc....................   2,926          51,701
         C-COR.net Corp.*.........................   4,180          13,878
         Cable Design Technologies Corp.*.........   5,016          29,594
         Cambrex Corp.............................   2,926          88,395
         Capital Automotive Real Estate Investment
          Trust...................................   3,135          74,300
         Captaris, Inc.*..........................   3,553           8,527
         Caraustar Industries, Inc................   3,135          29,720
         Carreker Corp.*..........................   2,717          12,308
         Cascade Natural Gas Corp.................   1,254          25,080
         Casey's General Stores, Inc..............   5,643          68,901
         Cash America International, Inc..........   2,717          25,866
         Cato Corp.--Class A......................   2,926          63,172
         CDI Corp.*...............................   2,090          56,388
         Central Parking Corp.....................   3,971          74,892
         Central Vermont Public Service Corp......   1,254          22,923
         Century Aluminum Co......................   2,299          17,036
         CH Energy Group, Inc.....................   1,881          87,711
         Checkpoint Systems, Inc.*................   3,553          36,738
         Chemed Corp..............................   1,045          36,941
         Chesapeake Corp..........................   1,672          29,845
         Ciber, Inc.*.............................   7,315          37,672
         Cima Labs, Inc.*.........................   1,672          40,447
         Cimarex Energy Co.*......................   4,598          82,304
         Cleveland-Cliffs, Inc....................   1,254          24,892
         Coachmen Industries, Inc.................   1,881          29,720
         Coherent, Inc.*..........................   3,344          66,713
         Cohu, Inc................................   2,299          33,795
         Colonial Properties Trust................   2,508          85,122
         Commercial Federal Corp..................   5,016         117,124
         Commercial Metals Co.....................   3,135          50,912
         Commonwealth Industries, Inc.............   1,881          12,847
         Computer Task Group, Inc.*...............   2,299           8,024
         Concerto Software, Inc.*.................   1,254           8,465
         Concord Camera Corp.*....................   3,135          17,023
         CONMED Corp.*............................   3,344          65,509
         Consolidated Graphics, Inc.*.............   1,463          32,552
         Corn Products International, Inc.........   3,971         119,647
         CPI Corp.................................     836          12,114
         Cryolife, Inc.*..........................   2,299          15,702
         CTS Corp.................................   3,762          29,156
         Curative Health Services, Inc.*..........   1,254          21,632
         Curtiss-Wright Corp......................   1,254          80,031
         Datascope Corp...........................   1,672          41,467
         Delphi Financial Group, Inc.--Class A....   2,299          87,270
         Deltic Timber Corp.......................   1,254          33,482
         Dendrite International, Inc.*............   4,598          34,347
         Department 56, Inc.*.....................   1,463          18,873
         Digi International, Inc.*................   2,508           7,298
         DIMON, Inc...............................   5,016          30,096
         Downey Financial Corp....................   3,135         122,265
         Dress Barn, Inc.*........................   3,135          41,696
         Drill-Quip, Inc.*........................   1,881          31,789
         DSP Group, Inc.*.........................   3,135          49,596
         Duane Reade, Inc.*.......................   2,717          46,189

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
                                                December 31, 2002

          Common Stocks, continued
                                                   Shares        Value
                                                   -------    ------------
         DuPont Photomasks, Inc.*.................   2,090    $     48,593
         eFunds Corp.*............................   5,225          47,600
         El Paso Electric Co.*....................   5,643          62,073
         Electro Scientific Industries, Inc.*.....   3,135          62,700
         ElkCorp..................................   2,090          36,157
         EMCOR Group, Inc.*.......................   1,672          88,633
         Energen Corp.............................   3,971         115,556
         Enesco Group, Inc.*......................   1,463          10,358
         ESS Technology, Inc.*....................   5,016          31,551
         Esterline Technologies Corp.*............   2,299          40,623
         Exar Corp.*..............................   4,389          54,424
         Fedders Corp.............................   3,762          10,646
         Financial Federal Corp.*.................   2,090          52,522
         First American Financial Corp............   8,151         180,951
         First Republic Bank*.....................   1,672          33,423
         FirstFed Financial Corp.*................   1,881          54,455
         Flagstar Bancorp, Inc....................   3,344          72,230
         Fleetwood Enterprises, Inc.*.............   3,971          31,172
         Fleming Companies, Inc...................   6,061          39,821
         Flow International Corp.*................   1,672           4,264
         Footstar, Inc.*..........................   2,299          16,001
         Fremont General Corp.....................   8,569          38,475
         Frontier Airlines, Inc.*.................   3,344          22,605
         Gardner Denver, Inc.*....................   1,881          38,184
         GBC Bancorp..............................   1,254          24,277
         GenCorp, Inc.............................   4,807          38,071
         General Communication, Inc.--Class A*....   6,270          42,072
         Gerber Scientific, Inc.*.................   2,508          10,182
         Glenborough Realty Trust, Inc............   3,135          55,866
         Global Imaging Systems, Inc.*............   2,299          42,256
         Goody's Family Clothing, Inc.*...........   3,762          16,703
         Great Atlantic & Pacific Tea Co.*........   4,389          35,375
         Green Mountain Power Corp................     627          13,148
         Griffon Corp.*...........................   3,762          51,238
         Group 1 Automotive, Inc.*................   2,717          64,881
         Haggar Corp..............................     627           7,894
         Hain Celestial Group, Inc.*..............   3,762          57,182
         Hall, Kinion & Associates, Inc.*.........   1,463           8,180
         Haverty Furniture Companies, Inc.........   2,508          34,861
         Heidrick & Struggles International, Inc.*   2,090          30,660
         Hologic, Inc.*...........................   2,299          28,071
         Hooper Holmes, Inc.......................   7,315          44,914
         Huffy Corp.*.............................   1,672           9,982
         Hughes Supply, Inc.......................   2,717          74,228
         Hutchinson Technology, Inc.*.............   2,926          60,568
         IHOP Corp.*..............................   2,299          55,176
         Imagistics International, Inc.*..........   2,090          41,800
         IMCO Recycling, Inc.*....................   1,672          13,593
         IMPATH, Inc.*............................   1,881          37,093
         Information Holdings, Inc.*..............   2,508          38,925
         Information Resources, Inc.*.............   3,344           5,350
         Input/Output, Inc.*......................   5,852          24,871
         Insight Enterprises, Inc.*...............   5,225          43,420
         Insituform Technologies, Inc.--Class A*..   2,926          49,888
         Insurance Auto Auctions, Inc.*...........   1,463          24,271
         Interface, Inc...........................   5,852          17,966
         Intermet Corp............................   2,926          12,289
         International Multifoods Corp.*..........   2,090          44,287
         Ionics, Inc.*............................   2,090          47,652
         Irwin Financial Corp.....................   3,135          51,728

           Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
          J & J Snack Foods Corp.*..............   1,045 $     37,317
          Jack in the Box, Inc.*................   4,389       75,886
          JAKKS Pacific, Inc.*..................   2,926       39,413
          JDA Software Group, Inc.*.............   3,135       30,284
          Jefferies Group, Inc..................   3,135      131,576
          JLG Industries, Inc...................   4,807       36,197
          Jo-Ann Stores, Inc.--Class A*.........   2,090       48,007
          K2, Inc.*.............................   2,090       19,646
          Kaman Corp.--Class A..................   2,508       27,588
          Kansas City Southern Industries, Inc.*   6,897       82,764
          Kellwood Co...........................   2,926       76,076
          Kilroy Realty Corp....................   3,135       72,262
          Kirby Corp.*..........................   2,717       74,419
          Laclede Group, Inc....................   2,090       50,578
          Lance, Inc............................   3,344       39,590
          LandAmerica Financial Group, Inc......   2,090       74,091
          Landry's Restaurants, Inc.............   3,135       66,587
          Lawson Products, Inc..................   1,045       32,374
          Lennox International, Inc.............   6,479       81,312
          Linens'n Things, Inc.*................   5,016      113,361
          Lone Star Steakhouse & Saloon, Inc....   2,508       48,505
          Lone Star Technologies, Inc.*.........   3,135       46,680
          Luby's, Inc.*.........................   2,508        7,298
          Lydall, Inc.*.........................   1,881       21,349
          M.D.C. Holdings, Inc..................   2,926      111,949
          MAF Bancorp, Inc......................   2,717       92,188
          MagneTek, Inc.*.......................   2,508       11,136
          MapInfo Corp.*........................   1,672        9,280
          Marcus Corp...........................   3,344       47,485
          Massey Energy Co......................   8,569       83,291
          Material Sciences Corp.*..............   1,672       21,636
          Maverick Tube Corp.*..................   4,598       59,912
          Meade Instruments Corp.*..............   2,299        7,173
          Mesa Air Group, Inc.*.................   3,762       15,311
          Methode Electronics, Inc.--Class A....   4,180       45,855
          Metro One Telecommunications, Inc.*...   2,717       17,525
          Microsemi Corp.*......................   3,344       20,365
          Midas, Inc.*..........................   1,672       10,751
          Midwest Express Holdings, Inc.*.......   1,672        8,945
          Milacron, Inc.........................   3,762       22,384
          Mobile Mini, Inc.*....................   1,672       26,200
          Monaco Coach Corp.*...................   3,344       55,343
          Mueller Industries, Inc.*.............   3,971      108,210
          Myers Industries, Inc.................   3,344       35,781
          Nasch-Finch Co........................   1,254        9,693
          National Presto Industries, Inc.......     836       24,562
          Nature's Sunshine Products, Inc.......   1,881       18,265
          Nautica Enterprises, Inc.*............   3,762       41,796
          NCO Group, Inc.*......................   2,926       46,670
          Nelson (Thomas), Inc.*................   1,672       16,753
          Netegrity, Inc.*......................   3,971       12,918
          Network Equipment Technologies, Inc.*.   2,508        9,831
          New Century Financial Corp............   2,717       68,985
          Northwest Natural Gas Co..............   2,926       79,178
          Northwestern Corp.....................   4,180       21,234
          Nuevo Energy Co.*.....................   2,090       23,199
          NUI Corp..............................   1,881       32,466
          NYFIX, Inc.*..........................   3,553       15,989
          O'Charley's, Inc.*....................   2,090       42,908
          Oceaneering International, Inc.*......   2,717       67,219

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Offshore Logistics, Inc.*...............   2,508 $     54,975
         OM Group, Inc...........................   3,135       21,569
         Omnova Solutions, Inc.*.................   4,389       17,688
         On Assignment, Inc.*....................   3,135       26,710
         Orthodontic Centers of America, Inc.*...   5,852       63,845
         Osteotech, Inc.*........................   1,881       12,114
         Oxford Industries, Inc..................     836       21,443
         PAREXEL International Corp.*............   2,926       32,157
         Park Electrochemical Corp...............   2,299       44,141
         ParthusCeva, Inc.*......................      35          207
         Paxar Corp.*............................   4,389       64,738
         PC-Tel, Inc.*...........................   2,299       15,587
         Pediatrix Medical Group, Inc.*..........   2,926      117,216
         Pegasus Systems, Inc.*..................   2,717       27,252
         Penford Corp............................     836       11,779
         PEP Boys-Manny, Moe & Jack..............   5,852       67,883
         Pericom Semiconductor Corp.*............   2,926       24,315
         Philadelphia Consolidated Holding Corp.*   2,508       88,783
         Phillips-Van Heusen Corp................   3,135       36,241
         Phoenix Technologies, Ltd.*.............   2,926       16,883
         Photronics, Inc.*.......................   3,553       48,676
         Piedmont Natural Gas Co., Inc...........   3,762      132,986
         Pinnacle Entertainment, Inc.*...........   2,926       20,277
         Pinnacle Systems, Inc.*.................   6,688       91,024
         Pioneer Standard Electronics, Inc.......   3,553       32,617
         PolyMedica Corp.*.......................   1,463       45,119
         PolyOne Corp............................  10,450       40,964
         Pope & Talbot, Inc......................   1,672       23,843
         Presidential Life Corp..................   3,344       33,206
         PRG-Schultz International, Inc.*........   7,315       65,104
         Prime Hospitality Corp.*................   5,016       40,880
         Provident Bankshares Corp...............   2,717       62,793
         Province Healthcare Co.*................   5,434       52,873
         Quanex Corp.............................   1,881       63,014
         RadiSys Corp.*..........................   1,881       15,010
         Ralcorp Holdings, Inc.*.................   3,344       84,068
         RARE Hospitality International, Inc.*...   2,508       69,271
         Raymond James Financial Corp............   5,434      160,738
         Regal-Beloit Corp.......................   2,926       60,568
         RehabCare Group, Inc.*..................   1,881       35,889
         Reliance Steel & Aluminum Co............   3,553       74,044
         Riggs National Corp.....................   3,135       48,561
         RLI Corp................................   2,299       64,142
         Robbins & Myers, Inc....................   1,672       30,765
         Rock-Tenn Co............................   3,971       53,529
         Roxio, Inc.*............................   2,299       10,966
         Royal Appliance Mfg. Co.*...............   1,463       10,636
         RTI International Metals, Inc.*.........   2,299       23,220
         Russ Berrie & Company, Inc..............   2,299       77,659
         Russell Corp............................   3,553       59,477
         Ryan's Family Steak Houses, Inc.*.......   5,016       56,932
         Ryerson Tull, Inc.......................   2,717       16,574
         Ryland Group, Inc.......................   2,926       97,582
         Salton, Inc.*...........................   1,254       12,063
         SBS Technologies, Inc.*.................   1,672       15,316
         School Specialty, Inc.*.................   2,090       41,758
         Schweitzer-Mauduit International, Inc...   1,672       40,963
         SCM Microsystems, Inc.*.................   1,672        7,106
         SCPIE Holdings, Inc.....................   1,045        6,887
         Seacoast Financial Services Corp........   2,717       54,370

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          SEACOR SMIT, Inc.*.....................   2,299 $    102,306
          Selective Insurance Group, Inc.........   2,926       73,677
          Shaw Group, Inc.*......................   4,807       79,075
          Shopko Stores, Inc.*...................   3,344       41,633
          Shurgard Storage Centers, Inc.--Class A   3,971      124,450
          Skyline Corp...........................   1,045       30,828
          SkyWest, Inc...........................   6,479       84,682
          Skyworks Solutions, Inc.*..............  15,466      133,316
          Smith (A.O.) Corp......................   3,344       90,321
          Sola International, Inc.*..............   2,717       35,321
          Sourcecorp*............................   1,881       34,968
          South Financial Group, Inc.............   5,016      103,631
          Southern Union Co.*....................   6,270      103,455
          Southwest Gas Corp.....................   3,762       88,219
          Southwestern Energy Co.*...............   2,926       33,503
          Spherion Corp.*........................   6,688       44,810
          SPS Technologies, Inc.*................   1,463       34,746
          SPSS, Inc.*............................   1,881       26,315
          Standard Microsystems Corp.*...........   1,881       36,623
          Standard Motor Products, Inc...........   1,463       19,019
          Standard Pacific Corp..................   3,553       87,937
          Standard Register Co...................   3,135       56,430
          Standex International Corp.............   1,463       34,878
          Staten Island Bancorp, Inc.............   6,897      138,906
          Steel Dynamics, Inc.*..................   5,434       65,371
          Steel Technologies, Inc................   1,045       17,723
          Stein Mart, Inc.*......................   4,807       29,323
          Stewart & Stevenson Services, Inc......   3,135       44,329
          Stewart Information Services Corp.*....   2,090       44,705
          Stillwater Mining Co.*.................   4,807       25,717
          Stone Energy Corp.*....................   2,926       97,611
          Stride Rite Corp.......................   4,807       34,466
          Sturm, Ruger & Co., Inc................   3,135       30,002
          Sunrise Assisted Living, Inc.*.........   2,508       62,424
          Supertex, Inc.*........................   1,463       21,784
          Susquehanna Bancshares, Inc............   4,389       91,471
          Swift Energy Co.*......................   3,135       30,315
          SWS Group, Inc.........................   1,881       25,506
          Symmetricom, Inc.*.....................   4,807       20,286
          Systems & Computer Technology Corp.*...   3,762       32,353
          TALX Corp..............................   1,463       18,902
          TBC Corp.*.............................   2,299       27,611
          Technitrol, Inc........................   4,598       74,211
          Tetra Tech, Inc.*......................   6,061       73,945
          TETRA Technologies, Inc.*..............   1,672       35,731
          Texas Industries, Inc..................   2,299       55,866
          The Men's Wearhouse, Inc.*.............   4,807       82,440
          The Steak n Shake Co.*.................   3,135       31,350
          Theragenics Corp.*.....................   3,344       13,476
          Thomas Industries, Inc.................   1,881       49,019
          Three-Five Systems, Inc.*..............   2,508       16,177
          Timken Co..............................   6,897      131,732
          Toll Brothers, Inc.*...................   7,942      160,428
          Tollgrade Communications, Inc.*........   1,463       17,161
          Tom Brown, Inc.*.......................   4,389      110,164
          Tower Automotive, Inc.*................   6,479       29,156
          Tredegar Corp..........................   4,389       65,835
          Triarc Cos., Inc.*.....................   2,299       60,326
          Triumph Group, Inc.*...................   1,881       60,079
          UICI*..................................   5,434       84,499

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Value ProFund                  Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares       Value
                                                --------- ------------
         UIL Holdings Corp.....................    1,672  $     58,303
         Ultratech Stepper, Inc.*..............    2,508        24,676
         Unisource Energy Corp.................    3,762        65,045
         Unit Corp.*...........................    4,807        89,170
         United Stationers, Inc.*..............    3,762       108,350
         Universal Forest Products, Inc........    2,090        44,561
         URS Corp.*............................    3,344        47,585
         US Oncology, Inc.*....................   10,241        88,789
         USFreightways Corp....................    3,135        90,131
         Veeco Instruments, Inc.*..............    3,344        38,657
         Veritas DGC, Inc.*....................    3,553        28,069
         Verity, Inc.*.........................    3,971        53,176
         ViaSat, Inc.*.........................    2,926        33,766
         Viasys Healthcare, Inc.*..............    2,926        43,568
         Vicor Corp.*..........................    4,807        39,663
         Vintage Petroleum, Inc................    7,106        74,968
         Volt Information Sciences, Inc.*......    1,672        28,591
         W-H Energy Services, Inc.*............    2,926        42,690
         Washington Federal, Inc...............    7,106       176,583
         Watsco, Inc...........................    2,926        47,928
         Watts Industries, Inc.--Class A.......    2,926        46,055
         Waypoint Financial Corp...............    4,180        74,404
         Wellman, Inc..........................    3,553        47,930
         Whitney Holding Corp..................    4,598       153,250
         Wolverine Tube, Inc.*.................    1,463         8,354
         Wolverine World Wide, Inc.............    4,598        69,476
         Woodward Governor Co..................    1,254        54,549
         Zale Corp.*...........................    3,762       120,007
         Zenith National Insurance Corp........    2,090        49,157
                                                          ------------
         TOTAL COMMON STOCKS...................             18,455,578
                                                          ------------
          Federal Home Loan Bank (0.5%)
                                                Principal
                                                 Amount
                                                ---------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $ 89,000        88,998
                                                          ------------
         TOTAL FEDERAL HOME LOAN BANK..........                 88,998
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $18,211,071)/(a)/--100.1%......             18,544,576
         Net other assets/(liabilities)--(0.1)%                (11,258)
                                                          ------------
         NET ASSETS--100.0%....................           $ 18,533,318
                                                          ============

------
*Non-income producing security
/(a)/Cost for federal income taxes is $22,653,289 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,442,218. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   679,192
                   Unrealized depreciation.....  (4,787,905)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(4,108,713)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                          Unrealized
                                               Contract Gains/(Losses)
                                               -------- --------------
         E-Mini Russell 2000 Future Contract
          expiring March 2003 (Underlying face
          amount at value $76,400)............    2        $(2,089)

The Small-Cap Value ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Aerospace/Defense................ 1.4%
                     Agriculture...................... 0.2%
                     Airlines......................... 1.0%
                     Apparel.......................... 2.0%
                     Auto Parts & Equipment........... 0.3%
                     Banks............................ 3.4%
                     Biotechnology.................... 0.7%
                     Building Materials............... 1.4%
                     Chemicals........................ 1.0%
                     Coal............................. 0.4%
                     Commercial Services.............. 4.0%
                     Computers........................ 1.1%
                     Distribution/Wholesale........... 1.4%
                     Diversified Financial Services... 2.4%
                     Electric......................... 2.0%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 4.0%
                     Engineering & Construction....... 1.0%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.8%
                     Food............................. 2.6%
                     Forest Products & Paper.......... 1.1%
                     Gas.............................. 4.1%
                     Hand/Machine Tools............... 0.4%
                     Healthcare--Products............. 2.0%
                     Healthcare--Services............. 3.2%
                     Home Builders.................... 3.3%
                     Home Furnishings................. 0.4%
                     Household Products/Wares......... 0.7%
                     Housewares....................... 0.2%
                     Insurance........................ 4.2%
                     Internet......................... 0.5%
                     Iron/Steel....................... 1.1%
                     Leisure Time..................... 0.6%
                     Lodging.......................... 0.8%
                     Machinery--Construction & Mining. 0.3%
                     Machinery--Diversified........... 1.8%
                     Manufacturing.................... 3.4%
                     Media............................ 0.3%
                     Metal Fabricate/Hardware......... 3.0%
                     Mining........................... 0.5%
                     Office Furnishings............... 0.1%
                     Office/Business Equipment........ 0.5%
                     Oil & Gas........................ 3.1%
                     Oil & Gas Services............... 2.2%
                     Packaging & Containers........... 0.2%
                     Pharmaceuticals.................. 0.8%
                     Real Estate Investment Trust..... 2.3%
                     Retail........................... 9.4%
                     Savings & Loans.................. 5.5%
                     Semiconductors................... 4.1%
                     Software......................... 1.9%
                     Storage/Warehousing.............. 0.1%
                     Telecommunications............... 3.1%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.5%
                     Transportation................... 1.6%
                     Water............................ 0.2%
                     Other............................ 0.4%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $18,211,071)........... $18,544,576
         Dividends and interest receivable..................      16,529
         Receivable for capital shares issued...............   4,727,902
         Prepaid expenses...................................      14,809
                                                             -----------
          Total Assets......................................  23,303,816
                                                             -----------
       Liabilities:
         Cash overdraft.....................................      56,245
         Payable for investments purchased..................   2,828,008
         Payable for capital shares redeemed................   1,814,897
         Advisory fees payable..............................      20,554
         Management services fees payable...................       1,863
         Administration fees payable........................         612
         Distribution and service fees payable--
          Service Class.....................................       6,747
         Other accrued expenses.............................      41,572
                                                             -----------
          Total Liabilities.................................   4,770,498
                                                             -----------
       Net Assets........................................... $18,533,318
                                                             ===========
       Net Assets consist of:
         Capital............................................ $23,285,284
         Accumulated net investment income/(loss)...........     (20,864)
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (5,062,518)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     331,416
                                                             -----------
       Net Assets........................................... $18,533,318
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 7,554,235
         Shares of Beneficial Interest Outstanding..........     306,931
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.61
                                                             ===========
       Service Class:
         Net Assets......................................... $10,979,083
         Shares of Beneficial Interest Outstanding..........     452,029
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.29
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   323,526
        Interest.............................................       2,284
                                                              -----------
         Total Investment Income.............................     325,810
                                                              -----------
      Expenses:
        Advisory fees........................................     252,240
        Management services fees.............................      50,448
        Administration fees..................................      15,128
        Distribution and service fees--Service Class.........     111,145
        Transfer agent fees..................................     129,737
        Registration and filing fees.........................      50,322
        Custody fees.........................................      86,457
        Fund accounting fees.................................      28,532
        Other fees...........................................      51,123
                                                              -----------
         Total Expenses before reductions....................     775,132
         Less Expenses reduced by the Investment
          Advisor............................................      (9,277)
                                                              -----------
         Net Expenses........................................     765,855
                                                              -----------
      Net Investment Income/(Loss)...........................    (440,045)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (2,284,624)
        Net realized gains/(losses) on futures contracts.....     (26,899)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................  (1,597,479)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (3,909,002)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,349,047)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      September 4, 2001/(a)/
                                                                          year ended            through
                                                                       December 31, 2002   December 31, 2001
                                                                       ----------------- ---------------------
From Investment Activities:
Operations:
 Net investment income/(loss).........................................   $    (440,045)      $     (45,471)
 Net realized gains/(losses) on investments and futures contracts.....      (2,311,523)         (1,685,898)
 Change in net unrealized appreciation/(depreciation) on investments
   and futures contracts..............................................      (1,597,479)          1,928,895
                                                                         -------------       -------------
 Change in net assets resulting from operations.......................      (4,349,047)            197,526
                                                                         -------------       -------------
Distributions to Shareholders From:
 Net realized gains on investments and futures contracts
   Investor Class.....................................................              --             (35,728)
   Service Class......................................................              --            (220,958)
                                                                         -------------       -------------
 Change in net assets resulting from distributions....................              --            (256,686)
                                                                         -------------       -------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class.....................................................     528,095,730         117,260,385
   Service Class......................................................     213,926,541          78,825,400
 Dividends reinvested
   Investor Class.....................................................              --                 351
   Service Class......................................................              --             216,691
 Cost of shares redeemed
   Investor Class.....................................................    (532,419,092)       (103,505,222)
   Service Class......................................................    (236,462,546)        (42,996,713)
                                                                         -------------       -------------
 Change in net assets resulting from capital transactions.............     (26,859,367)         49,800,892
                                                                         -------------       -------------
 Change in net assets.................................................     (31,208,414)         49,741,732
Net Assets:
 Beginning of period..................................................      49,741,732                  --
                                                                         -------------       -------------
 End of period........................................................   $  18,533,318       $  49,741,732
                                                                         =============       =============
Share Transactions:
 Issued
   Investor Class.....................................................      17,172,439           4,106,792
   Service Class......................................................       7,165,887           2,741,171
 Reinvested
   Investor Class.....................................................              --                  12
   Service Class......................................................              --               7,255
 Redeemed
   Investor Class.....................................................     (17,305,762)         (3,666,550)
   Service Class......................................................      (7,924,627)         (1,537,657)
                                                                         -------------       -------------
 Change in shares.....................................................        (892,063)          1,651,023
                                                                         =============       =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

 Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                     Investor Class
                                                                       ------------------------------------
                                                                                              For the period
                                                                            For the        September 4, 2001/(a)/
                                                                          year ended              through
                                                                       December 31, 2002     December 31, 2001
                                                                       -----------------   ---------------------
Net Asset Value, Beginning of Period..................................    $    30.17            $     30.00
                                                                          ----------            -----------
Investment Activities:
 Net investment income/(loss).........................................         (0.29)/(b)/            (0.05)/(b)/
 Net realized and unrealized gains/(losses) on investments and
   futures contracts..................................................         (5.27)                  0.39
                                                                          ----------            -----------
 Total income/(loss) from investment activities.......................         (5.56)                  0.34
                                                                          ----------            -----------
Distributions to Shareholders From:
 Net realized gains on investments....................................            --                  (0.17)
                                                                          ----------            -----------
Net Asset Value, End of Period........................................    $    24.61            $     30.17
                                                                          ==========            ===========
Total Return..........................................................        (18.43)%                 1.15%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...............................................    $7,554,235            $13,284,086
Ratio of expenses to average net assets...............................          1.95%                  1.95%/(d)/
Ratio of net investment income/(loss) to average net assets...........         (0.96)%                (0.52)%/(d)/
Ratio of expenses to average net assets*..............................          1.98%                  2.00%/(d)/
Portfolio turnover/(e)/...............................................         1,650%                   962%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                      Service Class
                                                                       -------------------------------------
                                                                                               For the period
                                                                            For the         September 4, 2001/(a)/
                                                                          year ended               through
                                                                       December 31, 2002      December 31, 2001
                                                                       -----------------    ---------------------
Net Asset Value, Beginning of Period..................................    $     30.11            $     30.00
                                                                          -----------            -----------
Investment Activities:
 Net investment income/(loss).........................................          (0.62)/(b)/            (0.14)/(b)/
 Net realized and unrealized gains/(losses) on investments and
   futures contracts..................................................          (5.20)                  0.42
                                                                          -----------            -----------
 Total income/(loss) from investment activities.......................          (5.82)                  0.28
                                                                          -----------            -----------
Distributions to Shareholders From:
 Net realized gains on investments....................................             --                  (0.17)
                                                                          -----------            -----------
Net Asset Value, End of Period........................................    $     24.29            $     30.11
                                                                          ===========            ===========
Total Return..........................................................         (19.33)%                 0.95%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...............................................    $10,979,083            $36,457,646
Ratio of expenses to average net assets...............................           2.94%                  2.85%/(d)/
Ratio of net investment income/(loss) to average net assets...........          (2.03)%                (1.41)%/(d)/
Ratio of expenses to average net assets*..............................           2.97%                  2.90%/(d)/
Portfolio turnover/(e)/...............................................          1,650%                   962%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                           Small-Cap Growth ProFund

   For the year ended December 31, 2002, the Small-Cap Growth ProFund had a NAV total return of -19.64%* for Investor Class shares, compared to a return of -15.76% for the unmanaged S&P SmallCap 600/BARRA Growth Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index. The S&P SmallCap 600/BARRA Growth Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P SmallCap 600 Index that have high price-to-book ratios.

   For the fiscal year, the Small-Cap Growth ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P SmallCap 600/BARRA Growth Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P SmallCap 600/BARRA Growth Index or any of the companies included in the S&P SmallCap 600/BARRA Growth Index.

                                [CHART]

Value of a $10,000 Investment

                Small-Cap           Small-Cap          S&P Small-Cap
            Growth - Investor    Growth - Service    600/BARRA Growth
            -----------------    ----------------    ----------------
9/4/01            $10,000            $10,000              $10,000
9/01                8,753              8,760                8,765
12/01              10,387             10,410               10,526
3/02               10,693             10,693               10,893
6/02                9,601              9,577                9,909
9/02                8,026              7,992                8,447
12/02               8,347              8,279                8,867

-------------------------------------
     Average Annual Total Return
           as of 12/31/02
-------------------------------------
                              Since
                            Inception
                1 Year      (9/4/01)
-------------------------------------
Investor       (19.64)%     (12.77)%
-------------------------------------
Service        (20.47)%     (13.30)%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from 9/4/01 to 12/31/02.

    The performance of the Small-Cap Growth ProFund is measured against the S&P SmallCap 600/BARRA Growth Index, an unmanaged index generally representative of the performance of small sized companies with high price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Growth ProFund                 Investments
                                                December 31, 2002

            Common Stocks (98.9%)
                                                   Shares       Value
                                                   ------    -----------
           4Kids Entertainment, Inc.*.............    720    $    15,898
           Accredo Health, Inc.*..................  2,640         93,060
           Advanced Energy Industries, Inc.*......  1,800         22,896
           Advanced Marketing Services, Inc.......  1,080         15,876
           Advanced Medical Optics, Inc.*.........  1,680         20,110
           ADVO, Inc.*............................  1,200         39,396
           Alliant Techsystems, Inc.*.............  2,160        134,676
           American Italian Pasta Co.*............  1,080         38,858
           AMERIGROUP Corp.*......................  1,200         36,372
           AmSurg Corp.*..........................  1,200         24,516
           ANSYS, Inc.*...........................    840         16,968
           Applebee's International, Inc..........  3,240         75,139
           Arbitron, Inc.*........................  1,680         56,280
           Argosy Gaming Co.*.....................  1,680         31,802
           Arkansas Best Corp.*...................  1,440         37,413
           ArthroCare Corp.*......................  1,200         11,820
           ATMI, Inc.*............................  1,800         33,336
           Avid Technology, Inc.*.................  1,560         35,802
           Baldor Electric Co.....................  1,920         37,920
           BARRA, Inc.*...........................  1,200         36,396
           BEI Technologies, Inc..................    840          9,400
           Biosite Diagnostics, Inc.*.............    840         28,577
           Boston Communications Group, Inc.*.....    960         12,202
           Boston Private Financial Holdings, Inc.  1,320         26,215
           Brady Corp.--Class A...................  1,320         44,022
           Cabot Oil & Gas Corp...................  1,800         44,604
           CACI International, Inc.--Class A*.....  1,680         59,876
           Cal Dive International, Inc.*..........  2,160         50,760
           CARBO Ceramics, Inc....................    840         28,308
           Catapult Communications Corp.*.........    720          8,604
           CEC Entertainment, Inc.*...............  1,560         47,892
           Cephalon, Inc.*........................  3,120        151,844
           Cerner Corp.*..........................  2,040         63,770
           Champion Enterprises, Inc.*............  2,880          8,208
           Chico's FAS, Inc.*.....................  4,800         90,769
           Chittenden Corp........................  1,800         45,864
           Christopher & Banks Corp.*.............  1,440         29,880
           Clarcor, Inc...........................  1,440         46,469
           Coca-Cola Bottling Co..................    480         30,965
           Cognex Corp.*..........................  2,520         46,444
           Community First Bankshares, Inc........  2,280         60,329
           Concord Communications, Inc.*..........    960          8,630
           Cooper Cos., Inc.......................  1,800         45,036
           Corinthian Colleges, Inc.*.............  2,520         95,408
           Cost Plus, Inc.*.......................  1,200         34,404
           Coventry Health Care, Inc.*............  3,480        101,025
           Cullen/Frost Bankers, Inc..............  2,880         94,176
           Cuno, Inc.*............................    960         31,795
           Cymer, Inc.*...........................  1,920         61,920
           Delta & Pine Land Co...................  2,160         44,086
           Diagnostic Products Corp...............  1,680         64,882
           DIANON Systems, Inc.*..................    720         34,351
           Dime Community Bancshares, Inc.........  1,440         27,576
           Dionex Corp.*..........................  1,200         35,652
           DRS Technologies, Inc.*................  1,200         37,596
           East-West Bancorp, Inc.................  1,320         47,626
           EDO Corp...............................  1,080         22,442
           Engineered Support Systems, Inc........    960         35,194
           Enzo Biochem, Inc.*....................  1,680         23,520
           Essex Property Trust, Inc..............  1,080         54,918

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Ethan Allen Interiors, Inc...........  2,280 $    78,364
            Evergreen Resources, Inc.*...........  1,080      48,438
            FactSet Research Systems, Inc........  1,920      54,278
            Fair, Isaac & Co., Inc...............  2,880     122,977
            Filenet Corp.*.......................  2,040      24,888
            First BanCorp........................  2,280      51,528
            First Midwest Bancorp, Inc...........  2,760      73,720
            FLIR Systems, Inc.*..................    960      46,848
            Florida Rock Industries, Inc.........  1,680      63,924
            Forward Air Corp.*...................  1,200      23,292
            Fossil, Inc.*........................  2,640      53,698
            Fred's, Inc..........................  1,440      37,008
            Frontier Oil Corp....................  1,560      26,863
            G & K Services, Inc..................  1,200      42,481
            Genesco, Inc.*.......................  1,200      22,356
            Georgia Gulf Corp....................  1,800      41,652
            Global Payments, Inc.................  2,160      69,142
            Graco, Inc...........................  2,760      79,074
            Gymboree Corp.*......................  1,680      26,645
            Haemonetics Corp.*...................  1,440      30,902
            Hancock Fabrics, Inc.................  1,080      16,470
            Harland (John H.) Co.................  1,680      37,178
            Harman International Industries, Inc.  1,920     114,239
            Harmonic, Inc.*......................  3,480       8,004
            Heartland Express, Inc.*.............  2,880      65,983
            Helix Technology Corp................  1,560      17,472
            Hilb, Rogal & Hamilton Co............  1,680      68,712
            Hot Topic, Inc.*.....................  1,800      41,184
            Hudson United Bancorp................  2,640      82,104
            Hydril Co.*..........................  1,320      31,112
            Hyperion Solutions Corp.*............  1,920      49,286
            ICU Medical, Inc.*...................    840      31,332
            IDEX Corp............................  1,920      62,784
            IDEXX Laboratories, Inc.*............  1,920      63,072
            INAMED Corp.*........................  1,200      36,960
            Inter-Tel, Inc.......................  1,440      30,110
            Intermagnetics General Corp.*........    960      18,854
            Invacare Corp........................  1,800      59,940
            Itron, Inc.*.........................  1,200      23,004
            ITT Educational Services, Inc.*......  2,640      62,172
            J. Jill Group, Inc.*.................  1,080      15,098
            K-Swiss, Inc.--Class A...............  1,080      23,447
            Keithley Instruments, Inc............    960      12,000
            Knight Transportation, Inc.*.........  2,160      45,360
            Kopin Corp.*.........................  3,960      15,523
            Kroll, Inc.*.........................  2,280      43,502
            Kronos, Inc.*........................  1,080      39,949
            Kulicke & Soffa Industries, Inc.*....  2,880      16,474
            La-Z-Boy, Inc........................  3,360      80,573
            Labor Ready, Inc.*...................  2,400      15,408
            Landstar System, Inc.*...............    960      56,026
            Libbey, Inc..........................    840      21,840
            Lindsay Manufacturing Co.............    720      15,408
            Macdermid, Inc.......................  1,800      41,130
            Manhattan Associates, Inc.*..........  1,680      39,749
            Manitowoc Co.........................  1,560      39,780
            Maximus, Inc.*.......................  1,200      31,320
            Medicis Pharmaceutical Corp.*........  1,560      77,485
            MemberWorks, Inc.*...................    720      12,946
            Mentor Corp..........................  1,320      50,820

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Growth ProFund                 Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares       Value
                                                    ------    -----------
          Mercury Computer Systems, Inc.*..........  1,200    $    36,624
          MGI Pharma, Inc.*........................  1,440         10,440
          Micros Systems, Inc.*....................    960         21,523
          Mid Atlantic Medical Services, Inc.*.....  2,640         85,536
          Midway Games, Inc.*......................  2,640         11,009
          MRO Software, Inc.*......................  1,440         17,489
          NBTY, Inc.*..............................  3,840         67,507
          NDCHealth Corp...........................  2,040         40,596
          New England Business Services, Inc.......    720         17,568
          New Jersey Resources Corp................  1,560         49,280
          Newfield Exploration Co.*................  3,000        108,150
          Noven Pharmaceuticals, Inc.*.............  1,320         12,184
          NVR, Inc.*...............................    480        156,240
          O'Reilly Automotive, Inc.*...............  3,000         75,870
          OshKosh B'Gosh, Inc.--Class A............    720         20,196
          Oshkosh Truck Corp.......................    960         59,040
          Owens & Minor, Inc.......................  1,920         31,526
          P.F. Chang's China Bistro, Inc.*.........  1,440         52,272
          Pacific Sunwear of California, Inc.*.....  2,944         52,079
          Panera Bread Co.*........................  1,680         58,481
          Patina Oil & Gas Corp....................  1,560         49,374
          Performance Food Group Co.*..............  2,640         89,652
          Pharmaceutical Product Development, Inc.*  3,120         91,322
          Philadelphia Suburban Corp...............  3,960         81,576
          Photon Dynamics, Inc.*...................    960         21,888
          Plains Resources, Inc.*..................  1,320         15,642
          Planar Systems, Inc.*....................    840         17,329
          Pogo Producing Co........................  3,480        129,631
          Polaris Industries, Inc..................  1,320         77,352
          Power Integrations, Inc.*................  1,680         28,560
          Prima Energy Corp.*......................    720         16,099
          Priority Healthcare Corp.--Class B*......  2,520         58,464
          Progress Software Corp.*.................  1,920         24,864
          QRS Corp.*...............................    960          6,336
          Quaker Chemical Corp.....................    480         11,136
          Quiksilver, Inc.*........................  1,320         35,191
          Radiant Systems, Inc.*...................  1,560         15,023
          Rainbow Technologies, Inc.*..............  1,560         11,185
          Regeneron Pharmaceuticals, Inc.*.........  2,520         46,645
          Regis Corp...............................  2,520         65,495
          Remington Oil & Gas Corp.*...............  1,560         25,600
          Renal Care Group, Inc.*..................  2,760         87,326
          ResMed, Inc.*............................  1,800         55,026
          Respironics, Inc.*.......................  1,920         58,428
          Roadway Corp.............................  1,080         39,755
          Rogers Corp.*............................    960         21,360
          Roper Industries, Inc....................  1,800         65,880
          Ruby Tuesday, Inc........................  3,720         64,319
          Rudolph Technologies, Inc.*..............    960         18,394
          SCP Pool Corp.*..........................  1,320         38,544
          SERENA Software, Inc.*...................  2,280         36,001
          Shuffle Master, Inc.*....................  1,080         20,639
          Sierra Health Services, Inc.*............  1,680         20,177
          Simpson Manufacturing Co., Inc.*.........  1,440         47,376
          Sonic Corp.*.............................  2,280         46,717
          Southwest Bancorporation of Texas, Inc.*.  1,920         55,315
          St. Mary Land & Exploration Co...........  1,560         39,000
          StarTek, Inc.*...........................    840         23,184
          Sterling Bancshares, Inc.................  2,520         30,794
          SurModics, Inc.*.........................    960         27,533

         Common Stocks, continued
                                                   Shares       Value
                                                  ---------  -----------
        Sybron Dental Special, Inc.*.............    2,160   $    32,076
        Take-Two Interactive Software, Inc.*.....    2,160        50,738
        Techne Corp.*............................    2,400        68,562
        Teledyne Technologies, Inc.*.............    1,800        28,224
        The Children's Place Retail Stores, Inc.*    1,560        16,598
        The Scotts Company--Class A*.............    1,680        82,387
        Thor Industries, Inc.....................    1,680        57,843
        THQ, Inc.*...............................    2,280        30,210
        Too, Inc.*...............................    1,920        45,158
        Toro Co..................................      720        46,008
        Trimble Navigation, Ltd.*................    1,680        20,983
        TrustCo Bank Corp. NY....................    4,200        45,276
        UCBH Holdings, Inc.......................    1,200        50,940
        UGI Corp.................................    1,560        58,328
        Ultimate Electronics, Inc.*..............      840         8,526
        United Bankshares, Inc...................    2,400        69,746
        United Natural Foods, Inc.*..............    1,080        27,378
        Valmont Industries, Inc..................    1,320        25,608
        Varian Semiconductor Equipment
         Associates, Inc.*.......................    1,920        45,621
        Vital Signs, Inc.........................      720        21,514
        Wabash National Corp.*...................    1,440        12,067
        Waste Connections, Inc.*.................    1,560        60,232
        Watson Wyatt & Co. Holdings*.............    1,920        41,760
        WD-40 Co.................................      960        25,363
        Werner Enterprises, Inc..................    3,720        80,091
        Wet Seal, Inc.--Class A*.................    1,800        19,370
        Winnebago Industries, Inc................    1,080        42,368
        Wintrust Financial Corp..................      960        30,067
        WMS Industries, Inc.*....................    1,800        26,964
        X-Rite, Inc..............................    1,200         8,388
        Yellow Corp.*............................    1,680        42,321
        Zebra Technologies Corp.*................    1,800       103,140
                                                             -----------
        TOTAL COMMON STOCKS......................              9,303,258
                                                             -----------
         Federal Home Loan Bank (1.1%)
                                                  Principal
                                                   Amount
                                                  ---------
        Federal Home Loan Bank
         0.50% 01/02/03..........................  $99,000        98,997
                                                             -----------
        TOTAL FEDERAL HOME LOAN BANK.............                 98,997
                                                             -----------
        TOTAL INVESTMENTS
         (Cost $8,167,345)/(a)/--100.0%..........              9,402,255
        Net other assets/(liabilities)--0.0%.....                 (3,703)
                                                             -----------
        NET ASSETS--100.0%.......................            $ 9,398,552
                                                             ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $9,734,500 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,567,155. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $ 1,269,948
                   Unrealized depreciation.....  (1,602,193)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $  (332,245)
                                                ===========


              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Small-Cap Growth ProFund                 Investments
                                                December 31, 2002

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                          Unrealized
                                              Contracts Gains/(Losses)
                                              --------- --------------
          E-Mini Russell 2000 Future Contract
           expiring March 2003 (Underlying
           face amount at value $76,400).....     2        $(2,089)

The Small-Cap Growth ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.4%
                     Aerospace/Defense................ 2.7%
                     Agriculture...................... 0.5%
                     Apparel.......................... 1.1%
                     Auto Manufacturers............... 0.8%
                     Banks............................ 8.1%
                     Beverages........................ 0.3%
                     Biotechnology.................... 0.7%
                     Building Materials............... 1.2%
                     Chemicals........................ 1.0%
                     Commercial Services.............. 5.0%
                     Computers........................ 3.1%
                     Distribution/Wholesale........... 0.9%
                     Electrical Components & Equipment 0.4%
                     Electronics...................... 3.4%
                     Entertainment.................... 0.6%
                     Environmental Control............ 0.6%
                     Food............................. 1.7%
                     Gas.............................. 1.1%

                       Hand/Machine Tools.......... 0.4%
                       Healthcare--Products........ 7.5%
                       Healthcare--Services........ 4.1%
                       Home Builders............... 2.2%
                       Home Furnishings............ 2.9%
                       Household Products/Wares.... 2.3%
                       Housewares.................. 0.7%
                       Insurance................... 0.7%
                       Internet.................... 0.1%
                       Leisure Time................ 1.7%
                       Machinery--Diversified...... 3.7%
                       Manufacturing............... 1.5%
                       Media....................... 0.2%
                       Metal Fabricate/Hardware.... 0.3%
                       Oil & Gas................... 5.2%
                       Oil & Gas Services.......... 1.2%
                       Pharmaceuticals............. 5.0%
                       Pipelines................... 0.2%
                       Real Estate Investment Trust 0.6%
                       Retail...................... 9.7%
                       Savings & Loans............. 0.3%
                       Semiconductors.............. 1.9%
                       Software.................... 7.1%
                       Telecommunications.......... 0.2%
                       Textiles.................... 0.5%
                       Transportation.............. 4.2%
                       Water....................... 0.9%
                       Other....................... 1.1%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $8,167,345)............ $ 9,402,255
         Dividends and interest receivable..................       6,927
         Receivable for investments sold....................     853,876
         Receivable for capital shares issued...............      17,472
         Prepaid expenses...................................      10,801
                                                             -----------
          Total Assets......................................  10,291,331
                                                             -----------
       Liabilities:
         Cash overdraft.....................................     560,853
         Payable for capital shares redeemed................     311,739
         Advisory fees payable..............................       5,069
         Administration fees payable........................         564
         Distribution and service fees payable--
          Service Class.....................................       3,803
         Other accrued expenses.............................      10,751
                                                             -----------
          Total Liabilities.................................     892,779
                                                             -----------
       Net Assets........................................... $ 9,398,552
                                                             ===========
       Net Assets consist of:
         Capital............................................ $10,090,235
         Accumulated net investment income/(loss)...........     (45,920)
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (1,878,584)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................   1,232,821
                                                             -----------
       Net Assets........................................... $ 9,398,552
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 7,933,834
         Shares of Beneficial Interest Outstanding..........     353,039
         Net Asset Value (offering and redemption price per
          share)............................................ $     22.47
                                                             ===========
       Service Class:
         Net Assets......................................... $ 1,464,718
         Shares of Beneficial Interest Outstanding..........      65,772
         Net Asset Value (offering and redemption price per
          share)............................................ $     22.27
                                                             ===========

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................... $  33,838
       Interest................................................       894
                                                                ---------
        Total Investment Income................................    34,732
                                                                ---------
     Expenses:
       Advisory fees...........................................    55,223
       Management services fees................................    11,045
       Administration fees.....................................     3,427
       Distribution and service fees--Service Class............    28,189
       Transfer agent fees.....................................    24,107
       Registration and filing fees............................    42,001
       Custody fees............................................    31,649
       Fund accounting fees....................................     7,654
       Other fees..............................................     9,899
                                                                ---------
        Total Expenses before reductions.......................   213,194
        Less Expenses reduced by the Investment Advisor........   (41,424)
                                                                ---------
        Net Expenses...........................................   171,770
                                                                ---------
     Net Investment Income/(Loss)..............................  (137,038)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments and Futures Contracts:
       Net realized gains/(losses) on investments..............  (560,323)
       Net realized gains/(losses) on futures contracts........   (26,619)
       Change in net unrealized appreciation/(depreciation) on
        investments and futures contracts......................   583,549
                                                                ---------
        Net realized and unrealized gains/(losses) on
         investments and futures contracts.....................    (3,393)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(140,431)
                                                                =========


              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      September 4, 2001/(a)/
                                                                          year ended            through
                                                                       December 31, 2002   December 31, 2001
                                                                       ----------------- ---------------------
From Investment Activities:
Operations:
 Net investment income/(loss).........................................   $    (137,038)      $    (21,936)
 Net realized gains/(losses) on investments and futures contracts.....        (586,942)           (89,064)
 Change in net unrealized appreciation/(depreciation) on investments
   and futures contracts..............................................         583,549            649,272
                                                                         -------------       ------------
 Change in net assets resulting from operations.......................        (140,431)           538,272
                                                                         -------------       ------------
Distributions to Shareholders From:
 Net realized gains on investments and futures contracts
   Investor Class.....................................................        (779,611)           (95,170)
   Service Class......................................................        (139,179)           (75,730)
                                                                         -------------       ------------
 Change in net assets resulting from distributions....................        (918,790)          (170,900)
                                                                         -------------       ------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class.....................................................     210,171,733         28,046,094
   Service Class......................................................     115,250,592         13,683,581
 Dividends reinvested
   Investor Class.....................................................         775,637             94,831
   Service Class......................................................         129,233             75,730
 Cost of shares redeemed
   Investor Class.....................................................    (211,719,339)       (18,801,634)
   Service Class......................................................    (114,393,557)       (13,222,500)
                                                                         -------------       ------------
 Change in net assets resulting from capital transactions.............         214,299          9,876,102
                                                                         -------------       ------------
 Change in net assets.................................................        (844,922)        10,243,474
Net Assets:
 Beginning of period..................................................      10,243,474                 --
                                                                         -------------       ------------
 End of period........................................................   $   9,398,552       $ 10,243,474
                                                                         =============       ============
Share Transactions:
 Issued
   Investor Class.....................................................       8,227,586            972,230
   Service Class......................................................       4,353,508            457,069
 Reinvested
   Investor Class.....................................................          34,504              3,144
   Service Class......................................................           5,800              2,508
 Redeemed
   Investor Class.....................................................      (8,220,910)          (663,515)
   Service Class......................................................      (4,314,219)          (438,894)
                                                                         -------------       ------------
 Change in shares.....................................................          86,269            332,542
                                                                         =============       ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Investor Class
                                                                                   -----------------------------------
                                                                                                          For the period
                                                                                        For the        September 4, 2001/(a)/
                                                                                      year ended              through
                                                                                   December 31, 2002     December 31, 2001
                                                                                   -----------------   ---------------------
Net Asset Value, Beginning of Period..............................................    $    30.80            $    30.00
                                                                                      ----------            ----------
Investment Activities:
  Net investment income/(loss)....................................................         (0.39)/(b)/           (0.15)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (5.66)/(c)/            1.30
                                                                                      ----------            ----------
  Total income/(loss) from investment activities..................................         (6.05)                 1.15
                                                                                      ----------            ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts.........................         (2.28)                (0.35)
                                                                                      ----------            ----------
Net Asset Value, End of Period....................................................    $    22.47            $    30.80
                                                                                      ==========            ==========
Total Return......................................................................        (19.64)%                3.87%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $7,933,834            $9,605,084
Ratio of expenses to average net assets...........................................          1.95%                 1.92%/(e)/
Ratio of net investment income/(loss) to average net assets.......................         (1.50)%               (1.57)%/(e)/
Ratio of expenses to average net assets*..........................................          2.68%                 2.94%/(e)/
Portfolio turnover/(f)/...........................................................         4,550%                1,020%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund


 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 Service Class
                                                                                   ----------------------------------
                                                                                                          For the period
                                                                                        For the        September 4, 2001/(a)/
                                                                                      year ended              through
                                                                                   December 31, 2002     December 31, 2001
                                                                                   -----------------   ---------------------
Net Asset Value, Beginning of Period..............................................    $    30.87             $  30.00
                                                                                      ----------             --------
Investment Activities:
  Net investment income/(loss)....................................................         (0.66)/(b)/          (0.26)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (5.66)/(c)/           1.48
                                                                                      ----------             --------
  Total income/(loss) from investment activities..................................         (6.32)                1.22
                                                                                      ----------             --------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts.........................         (2.28)               (0.35)
                                                                                      ----------             --------
Net Asset Value, End of Period....................................................    $    22.27             $  30.87
                                                                                      ==========             ========
Total Return......................................................................        (20.47)%               4.10%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $1,464,718             $638,390
Ratio of expenses to average net assets...........................................          2.95%                2.95%/(e)/
Ratio of net investment income/(loss) to average net assets.......................         (2.45)%              (2.65)%/(e)/
Ratio of expenses to average net assets*..........................................          3.25%                3.96%/(e)/
Portfolio turnover/(f)/...........................................................         4,550%               1,020%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                         U.S. Government Plus ProFund

   For the period May 1, 2002 through December 31, 2002, the U.S. Government Plus ProFund had a NAV total return of 17.15%* for Investor Class shares, compared to a return of 12.24% for the most recently issued 30-year U.S. Treasury Bond and a return of 14.4% for the Lehman Brothers U.S. Treasury:
Long-Term Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 125% of the daily performance of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

   For the fiscal year, the U.S. Government Plus ProFund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement performance of the most recent price most recently issued 30-year U.S. Treasury Bond (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

                                    [CHART]

Value of a $10,000 Investment
        U.S. Government   U.S. Government  30-year U.S.    Lehman Brothers U.S. Tresury:
        Plus - Investor   Plus - Service   Treasury Bond         Long-Term Index
        ----------------  ---------------  -------------     ----------------------
5/1/02     $10,000           $10,000         $10,000               $10,000
  6/02      10,156            10,121          10,167                10,212
  9/02      11,907            11,843          11,402                11,444
 12/02      11,715            11,627          11,224                11,443

-------------------------------------
      Aggregate Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                           (5/1/02)
-------------------------------------
Investor                     17.15%
-------------------------------------
Service                      16.27%
-------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from 5/1/02 to 12/31/02.

    The performance of the U.S. Government Plus ProFund is measured against the most recent price movement of the most recently issued 30-year U.S. Treasury Bond. The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $150 million par amount outstanding. The price movement of the 30-year U.S. Treasury Bond and the Lehman Brothers U.S. Treasury: Long-Term Index do not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             U.S. Government Plus                     Investments
             ProFund                            December 31, 2002

         Federal Home Loan Bank (98.9%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $17,911,000 $17,910,502
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              17,910,502
                                                            -----------
         U.S. Treasury Bonds (19.7%)
        U.S. Treasury Bonds,
         5.375%, 02/15/31......................   3,270,000   3,566,344
                                                            -----------
        TOTAL U.S. TREASURY BONDS..............               3,566,344
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $21,340,086)/(a)/--118.6%.......              21,476,846
        Net other assets/(liabilities)--(18.6)%              (3,370,980)
                                                            -----------
        NET ASSETS--100.0%.....................             $18,105,866
                                                            ===========

------
/(a)/Cost for federal income taxes is $21,364,733 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $24,647. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

              Unrealized appreciation................... $137,009
              Unrealized depreciation...................  (24,896)
                                                         --------
              Net unrealized appreciation/(depreciation) $112,113
                                                         ========

              See accompanying notes to the financial statements.

PROFUNDS
U.S. Government Plus ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $ 21,340,086).......... $21,476,846
         Interest receivable................................      66,389
         Receivable for capital shares issued...............     153,291
         Unrealized appreciation on swap contracts..........       9,890
         Prepaid expenses...................................      13,786
                                                             -----------
          Total Assets......................................  21,720,202
                                                             -----------
       Liabilities:
         Cash overdraft.....................................   3,328,463
         Dividends payable..................................       4,454
         Payable for capital shares redeemed................     256,145
         Advisory fees payable..............................      10,089
         Management services fees payable...................       1,652
         Administration fees payable........................         545
         Distribution and service fees payable--Service
          Class.............................................       5,755
         Other accrued expenses.............................       7,233
                                                             -----------
          Total Liabilities.................................   3,614,336
                                                             -----------
       Net Assets........................................... $18,105,866
                                                             ===========
       Net Assets consist of:
         Capital............................................ $17,549,998
         Accumulated net investment income/(loss)...........      (3,125)
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................     412,343
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................     146,650
                                                             -----------
       Net Assets........................................... $18,105,866
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 8,891,024
         Shares of Beneficial Interest Outstanding..........     263,610
         Net Asset Value (offering and redemption price per
          share)............................................ $     33.73
                                                             ===========
       Service Class:
         Net Assets......................................... $ 9,214,842
         Shares of Beneficial Interest Outstanding..........     272,967
         Net Asset Value (offering and redemption price per
          share)............................................ $     33.76
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest................................................ $ 74,520
                                                                 --------
      Expenses:
        Advisory fees...........................................   17,825
        Management services fees................................    5,348
        Administration fees.....................................    1,178
        Distribution and service fees--Service Class............   16,611
        Transfer agent fees.....................................    4,328
        Registration and filing fees............................   22,734
        Custody fees............................................    9,723
        Fund accounting fees....................................    2,387
        Other fees..............................................    8,786
                                                                 --------
         Total Expenses before reductions.......................   88,920
         Less Expenses reduced by the Investment Advisor........  (11,913)
                                                                 --------
         Net Expenses...........................................   77,007
                                                                 --------
      Net Investment Income/(Loss)..............................   (2,487)
                                                                 --------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap Contracts:
        Net realized gains/(losses) on investments..............   21,237
        Net realized gains/(losses) on futures contracts and
         swap contracts.........................................  786,421
        Change in net unrealized appreciation/(depreciation) on
         investments and swap contracts.........................  146,650
                                                                 --------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts.............................................  954,308
                                                                 --------
      Change in Net Assets Resulting from Operations............ $951,821
                                                                 ========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
U.S. Government Plus ProFund

 Statement of Changes in Net Assets
                                                                                           For the period
                                                                                          May 1, 2002/(a)/
                                                                                               through
                                                                                          December 31, 2002
                                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (2,487)
  Net realized gains/(losses) on investments, futures contracts and and swap contracts...        807,658
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        146,650
                                                                                            ------------
  Change in net assets resulting from operations.........................................        951,821
                                                                                            ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................        (76,657)
   Service Class.........................................................................        (49,216)
  Net realized gains on investments, futures contracts and swap contracts
   Investor Class........................................................................       (144,259)
   Service Class.........................................................................       (127,099)
                                                                                            ------------
  Change in net assets resulting from distributions......................................       (397,231)
                                                                                            ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     87,901,654
   Service Class.........................................................................     45,269,679
  Dividends reinvested
   Investor Class........................................................................        197,655
   Service Class.........................................................................        161,139
  Cost of shares redeemed
   Investor Class........................................................................    (79,314,226)
   Service Class.........................................................................    (36,664,625)
                                                                                            ------------
  Change in net assets resulting from capital transactions...............................     17,551,276
                                                                                            ------------
  Change in net assets...................................................................     18,105,866
Net Assets:
  Beginning of period....................................................................             --
                                                                                            ------------
  End of period..........................................................................   $ 18,105,866
                                                                                            ============
Share Transactions:
  Issued
   Investor Class........................................................................      2,697,032
   Service Class.........................................................................      1,370,705
  Reinvested
   Investor Class........................................................................          5,908
   Service Class.........................................................................          4,788
  Redeemed
   Investor Class........................................................................     (2,439,330)
   Service Class.........................................................................     (1,102,526)
                                                                                            ------------
  Change in shares.......................................................................        536,577
                                                                                            ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
U.S. Government Plus ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                    Investor Class       Service Class
                                                   -----------------   -----------------
                                                    For the period      For the period
                                                   May 1, 2002/(a)/    May 1, 2002/(a)/
                                                        through             through
                                                   December 31, 2002   December 31, 2002
                                                   -----------------   -----------------
Net Asset Value, Beginning of Period..............    $    30.00          $    30.00
                                                      ----------          ----------
Investment Activities:
 Net investment income/(loss).....................         0.09 /(b)/          (0.14)/(b)/
 Net realized and unrealized gains/(losses) on
   investments, futures contracts and swap
   contracts......................................          5.00                4.99
                                                      ----------          ----------
 Total income/(loss) from investment activities...          5.09                4.85
                                                      ----------          ----------
Distributions to Shareholders From:
 Net investment income............................         (0.90)              (0.63)
 Net realized gains on investments, futures
   contracts and swap contracts...................         (0.46)              (0.46)
                                                      ----------          ----------
 Total distributions..............................         (1.36)              (1.09)
                                                      ----------          ----------
Net Asset Value, End of Period....................    $    33.73          $    33.76
                                                      ==========          ==========
Total Return......................................         17.15%/(c)/         16.27%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................    $8,891,024          $9,214,842
Ratio of expenses to average net assets...........          1.69%/(d)/          2.69%/(d)/
Ratio of net investment income/(loss) to average
 net assets.......................................          0.40%/(d)/         (0.61)%/(d)/
Ratio of expenses to average net assets*..........          2.12%/(d)/          2.92%/(d)/
Portfolio turnover/(e)/...........................           836%                836%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method. / /
/(c)/Not annualized / /
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               UltraBull ProFund

   For the year ended December 31, 2002, the UltraBull ProFund had a NAV total return of -46.45%* for Investor Class shares, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the UltraBull ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                     [CHART]


Value of a $10,000 Investment

            UltraBull - Investor       UltraBull - Service       S&P 500
           ----------------------     ---------------------     ---------
11/27/97         $10,000                   $10,000               $10,000
12/97             10,290                    10,290                10,197
 3/98             12,940                    12,930                11,577
 6/98             13,420                    13,380                11,915
 9/98             10,406                    10,346                10,687
12/98             14,710                    14,558                12,917
 3/99             15,653                    15,456                13,517
 6/99             17,327                    17,081                14,425
 9/99             14,876                    14,624                13,479
12/99             19,056                    18,698                15,439
 3/00             19,289                    18,866                15,747
 6/00             17,478                    17,051                15,285
 9/00             16,705                    16,263                15,095
12/00             13,657                    13,254                13,874
 3/01             10,198                     9,866                12,193
 6/01             11,040                    10,647                12,866
 9/01              7,767                     7,469                10,938
12/01              9,269                     8,900                12,064
 3/02              9,128                     8,745                12,057
 6/02              6,684                     6,385                10,402
 9/02              4,353                     4,151                 8,567
12/02              4,963                     4,743                 9,246

------------------------------------------------------
         Average Annual Total Return
              as of 12/31/02
------------------------------------------------------
                                             Since
                                            Inception
            1 Year     3 Year     5 Year    (11/27/97)
------------------------------------------------------
Investor   (46.45)%   (36.13)%   (13.57)%    (12.85)%
------------------------------------------------------
Service    (46.71)%   (36.70)%   (14.35)%    (13.62)%
------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from 11/27/97 to 12/31/02.

    The performance of the UltraBull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
                                                December 31, 2002

             Common Stocks (88.4%)
                                               Shares     Value
                                               ------- ------------
            3M Co.............................   3,120 $    384,696
            Abbott Laboratories...............  12,560      502,400
            ACE, Ltd..........................   2,120       62,201
            ADC Telecommunications, Inc.*.....   6,400       13,376
            Adobe Systems, Inc................   1,880       46,626
            Advanced Micro Devices, Inc.*.....   2,760       17,830
            AES Corp.*........................   4,360       13,167
            Aetna, Inc........................   1,200       49,344
            AFLAC, Inc........................   4,160      125,299
            Agilent Technologies, Inc.*.......   3,760       67,530
            Air Products & Chemicals, Inc.....   1,840       78,660
            Alberto-Culver Co.--Class B.......     480       24,192
            Albertson's, Inc..................   3,040       67,670
            Alcoa, Inc........................   6,800      154,904
            Allegheny Energy, Inc.............   1,000        7,560
            Allegheny Technologies, Inc.......     640        3,987
            Allergan, Inc.....................   1,040       59,925
            Allied Waste Industries, Inc.*....   1,600       16,000
            Allstate Corp.....................   5,640      208,624
            Alltel Corp.......................   2,520      128,520
            Altera Corp.*.....................   3,080       37,976
            Ambac Financial Group, Inc........     840       47,242
            Amerada Hess Corp.................     720       39,636
            Ameren Corp.......................   1,240       51,547
            American Electric Power, Inc......   2,720       74,338
            American Express Co...............  10,560      373,296
            American Greetings Corp.--Class A*     520        8,216
            American International Group, Inc.  20,960    1,212,535
            American Power Conversion Corp.*..   1,560       23,634
            American Standard Cos.*...........     600       42,684
            AmerisourceBergen Corp............     840       45,620
            Amgen, Inc.*......................  10,360      500,803
            AMR Corp.*........................   1,240        8,184
            AmSouth Bancorp...................   2,840       54,528
            Anadarko Petroleum Corp...........   2,000       95,800
            Analog Devices*...................   2,920       69,700
            Andrew Corp.*.....................     800        8,224
            Anheuser-Busch Cos., Inc..........   6,880      332,992
            Anthem, Inc.*.....................   1,120       70,448
            AOL-Time Warner, Inc.*............  35,920      470,552
            AON Corp..........................   2,480       46,847
            Apache Corp.......................   1,160       66,108
            Apollo Group, Inc.--Class A*......   1,400       61,600
            Apple Computer, Inc.*.............   2,880       41,270
            Applera Corp.--Applied Biosystems
             Group............................   1,680       29,467
            Applied Materials, Inc.*..........  13,240      172,517
            Applied Micro Circuits Corp.*.....   2,440        9,004
            Archer-Daniels-Midland Co.........   5,200       64,480
            Ashland, Inc......................     560       15,977
            AT&T Corp.........................   6,200      161,882
            AT&T Wireless Services, Inc.*.....  21,760      122,944
            Autodesk, Inc.....................     920       13,156
            Automatic Data Processing, Inc....   4,800      188,400
            AutoZone, Inc.*...................     800       56,520
            Avaya, Inc.*......................   2,920        7,154
            Avery Dennison Corp...............     880       53,750
            Avon Products, Inc................   1,880      101,276
            Baker Hughes, Inc.................   2,680       86,269
            Ball Corp.........................     440       22,524

             Common Stocks, continued
                                                Shares     Value
                                                ------- ------------
            Bank of America Corp...............  12,040 $    837,622
            Bank of New York Co., Inc..........   5,840      139,926
            Bank One Corp......................   9,360      342,108
            Bard (C.R.), Inc...................     400       23,200
            Bausch & Lomb, Inc.................     440       15,840
            Baxter International, Inc..........   4,760      133,280
            BB&T Corp..........................   3,840      142,042
            Bear Stearns Cos., Inc.............     760       45,144
            Becton, Dickinson & Co.............   2,080       63,835
            Bed Bath & Beyond, Inc.*...........   2,360       81,491
            BellSouth Corp.....................  14,960      387,015
            Bemis Co., Inc.....................     440       21,837
            Best Buy Co., Inc.*................   2,600       62,790
            Big Lots, Inc.*....................     920       12,172
            Biogen, Inc.*......................   1,200       48,072
            Biomet, Inc........................   2,080       59,613
            BJ Services Co.*...................   1,280       41,357
            Black & Decker Corp................     640       27,450
            Block H & R, Inc...................   1,440       57,888
            BMC Software, Inc.*................   1,880       32,167
            Boeing Co..........................   6,760      223,012
            Boise Cascade Corp.................     480       12,106
            Boston Scientific Corp.*...........   3,280      139,466
            Bristol-Myers Squibb Co............  15,560      360,214
            Broadcom Corp.--Class A*...........   2,200       33,132
            Brown-Forman Corp..................     560       36,602
            Brunswick Corp.....................     720       14,299
            Burlington Northern Santa Fe Corp..   3,040       79,070
            Burlington Resources, Inc..........   1,600       68,240
            Calpine Corp.*.....................   3,040        9,910
            Campbell Soup Co...................   3,280       76,982
            Capital One Financial Corp.........   1,800       53,496
            Cardinal Health, Inc...............   3,560      210,716
            Carmax, Inc.*......................     377        6,741
            Carnival Corp......................   4,720      117,764
            Caterpillar, Inc...................   2,760      126,186
            Cendant Corp.*.....................   8,320       87,194
            CenterPoint Energy, Inc............   2,440       20,740
            Centex Corp........................     480       24,096
            CenturyTel, Inc....................   1,160       34,081
            Charter One Financial, Inc.........   1,800       51,714
            ChevronTexaco Corp.................   8,600      571,729
            Chiron Corp.*......................   1,520       57,152
            Chubb Corp.........................   1,360       70,992
            CIENA Corp.*.......................   3,480       17,887
            CIGNA Corp.........................   1,120       46,054
            Cincinnati Financial Corp..........   1,280       48,064
            Cinergy Corp.......................   1,360       45,859
            Cintas Corp........................   1,360       62,220
            Circuit City Stores, Inc...........   1,680       12,466
            Cisco Systems, Inc.*...............  58,080      760,848
            Citigroup, Inc.....................  41,280    1,452,644
            Citizens Communications Co.*.......   2,280       24,054
            Citrix Systems, Inc.*..............   1,360       16,755
            Clear Channel Communications, Inc.*   4,920      183,467
            Clorox Co..........................   1,760       72,601
            CMS Energy Corp....................   1,160       10,950
            Coca-Cola Co.......................  19,920      872,894
            Coca-Cola Enterprises, Inc.........   3,600       78,192
            Colgate-Palmolive Co...............   4,320      226,498

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          Comcast Corp.--Special Class A*........  18,686 $    440,429
          Comerica, Inc..........................   1,400       60,536
          Computer Associates International, Inc.   4,600       62,100
          Computer Sciences Corp.*...............   1,360       46,852
          Compuware Corp.*.......................   3,040       14,592
          Comverse Technology, Inc.*.............   1,520       15,230
          ConAgra Foods, Inc.....................   4,320      108,043
          Concord EFS, Inc.*.....................   4,080       64,219
          ConocoPhillips.........................   5,440      263,242
          Consolidated Edison, Inc...............   1,720       73,650
          Constellation Energy Group, Inc........   1,320       36,722
          Convergys Corp.*.......................   1,400       21,210
          Cooper Industries, Ltd.--Class A.......     760       27,702
          Cooper Tire & Rubber Co................     600        9,204
          Coors (Adolph) Co.--Class B............     280       17,150
          Corning, Inc.*.........................   9,240       30,584
          Costco Wholesale Corp.*................   3,680      103,261
          Countrywide Credit Industries, Inc.....   1,000       51,650
          Crane Co...............................     480        9,566
          CSX Corp...............................   1,720       48,693
          Cummins, Inc...........................     320        9,002
          CVS Corp...............................   3,160       78,905
          Dana Corp..............................   1,200       14,112
          Danaher Corp...........................   1,240       81,468
          Darden Restaurants, Inc................   1,360       27,812
          Deere & Co.............................   1,920       88,032
          Del Monte Foods Co.*...................   1,205        9,278
          Dell Computer Corp.*...................  20,800      556,193
          Delphi Automotive Systems Corp.........   4,480       36,064
          Delta Air Lines, Inc...................   1,000       12,100
          Deluxe Corp............................     480       20,208
          Devon Energy Corp......................   1,240       56,916
          Dillard's, Inc.--Class A...............     680       10,785
          Dollar General Corp....................   2,680       32,026
          Dominion Resources, Inc................   2,480      136,152
          Donnelley (R.R.) & Sons Co.............     920       20,028
          Dover Corp.............................   1,640       47,822
          Dow Chemical Co........................   7,320      217,404
          Dow Jones & Co., Inc...................     680       29,396
          DTE Energy Co..........................   1,360       63,104
          Du Pont (E.I.) de Nemours..............   8,000      339,199
          Duke Energy Corp.......................   7,160      139,906
          Dynegy, Inc.--Class A..................   3,000        3,540
          Eastman Chemical Co....................     640       23,533
          Eastman Kodak Co.......................   2,360       82,694
          Eaton Corp.............................     560       43,742
          eBay, Inc.*............................   2,480      168,193
          Ecolab, Inc............................   1,040       51,480
          Edison International*..................   2,600       30,810
          El Paso Corp...........................   4,800       33,408
          Electronic Arts, Inc.*.................   1,120       55,742
          Electronic Data Systems Corp...........   3,840       70,771
          Eli Lilly & Co.........................   9,040      574,040
          EMC Corp.*.............................  17,680      108,555
          Emerson Electric Co....................   3,400      172,890
          Engelhard Corp.........................   1,040       23,244
          Entergy Corp...........................   1,800       82,062
          EOG Resources, Inc.....................     920       36,726
          Equifax, Inc...........................   1,160       26,842
          Equity Office Properties Trust.........   3,320       82,934

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          Equity Residential Properties Trust....   2,160 $     53,093
          Exelon Corp............................   2,600      137,202
          Exxon Mobil Corp.......................  54,080    1,889,556
          Family Dollar Stores, Inc..............   1,400       43,694
          Fannie Mae.............................   8,000      514,640
          Federated Department Stores, Inc.*.....   1,560       44,866
          FedEx Corp.............................   2,400      130,128
          Fifth Third Bancorp....................   4,640      271,672
          First Data Corp........................   6,040      213,876
          First Tennessee National Corp..........   1,000       35,940
          FirstEnergy Corp.......................   2,400       79,128
          Fiserv, Inc.*..........................   1,520       51,604
          Fleet Boston Financial Corp............   8,440      205,092
          Fluor Corp.............................     640       17,920
          Ford Motor Co..........................  14,760      137,268
          Forest Laboratories, Inc.*.............   1,440      141,437
          Fortune Brands, Inc....................   1,200       55,812
          FPL Group, Inc.........................   1,480       88,992
          Franklin Resources, Inc................   2,080       70,886
          Freddie Mac............................   5,600      330,680
          Freeport-McMoRan Copper & Gold, Inc.--
           Class B*..............................   1,160       19,465
          Gannett Co., Inc.......................   2,160      155,088
          Gap, Inc...............................   7,120      110,502
          Gateway, Inc.*.........................   2,600        8,164
          General Dynamics Corp..................   1,600      126,992
          General Electric Co....................  80,000    1,948,000
          General Mills, Inc.....................   2,960      138,972
          General Motors Corp....................   4,520      166,607
          Genuine Parts Co.......................   1,400       43,120
          Genzyme Corp.--General Division*.......   1,720       50,860
          Georgia Pacific Corp...................   2,000       32,320
          Gillette Co............................   8,480      257,453
          Golden West Financial Corp.............   1,240       89,044
          Goodrich Corp..........................     920       16,854
          Goodyear Tire & Rubber Co..............   1,400        9,534
          Grainger (W.W.), Inc...................     720       37,116
          Great Lakes Chemical Corp..............     400        9,552
          Guidant Corp.*.........................   2,440       75,274
          Halliburton Co.........................   3,520       65,859
          Harley-Davidson, Inc...................   2,440      112,728
          Harrah's Entertainment, Inc.*..........     880       34,848
          Hartford Financial Services Group, Inc.   2,040       92,677
          Hasbro, Inc............................   1,400       16,170
          HCA, Inc...............................   4,120      170,980
          Health Management Associates, Inc.--
           Class A...............................   1,920       34,368
          Healthsouth Corp.*.....................   3,200       13,440
          Heinz (H.J.) Co........................   2,840       93,351
          Hercules, Inc.*........................     880        7,744
          Hershey Foods Corp.....................   1,080       72,835
          Hewlett-Packard Co.....................  24,520      425,667
          Hilton Hotels Corp.....................   3,040       38,638
          Home Depot, Inc........................  18,680      447,572
          Honeywell International, Inc...........   6,600      158,400
          Household International, Inc...........   3,800      105,678
          Humana, Inc.*..........................   1,320       13,200
          Huntington Bancshares, Inc.............   1,880       35,175
          Illinois Tool Works, Inc...............   2,480      160,853
          IMS Health, Inc........................   2,240       35,840

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Ingersoll-Rand Co.--Class A.............   1,360 $     58,562
         Intel Corp..............................  53,240      828,948
         International Business Machines Corp....  13,600    1,054,001
         International Flavors & Fragrances, Inc.     760       26,676
         International Game Technology*..........     680       51,626
         International Paper Co..................   3,840      134,285
         Interpublic Group of Cos., Inc..........   3,120       43,930
         Intuit, Inc.*...........................   1,640       76,949
         ITT Industries, Inc.....................     720       43,697
         J.P. Morgan Chase & Co..................  16,040      384,960
         Jabil Circuit, Inc.*....................   1,600       28,672
         JDS Uniphase Corp.*.....................  11,360       28,059
         Jefferson-Pilot Corp....................   1,160       44,208
         John Hancock Financial Services, Inc....   2,320       64,728
         Johnson & Johnson.......................  23,880    1,282,594
         Johnson Controls, Inc...................     720       57,722
         Jones Apparel Group, Inc.*..............   1,040       36,858
         KB Home.................................     400       17,140
         Kellogg Co..............................   3,280      112,406
         Kerr-McGee Corp.........................     800       35,440
         KeyCorp.................................   3,400       85,476
         KeySpan Corp............................   1,160       40,878
         Kimberly-Clark Corp.....................   4,120      195,576
         Kinder Morgan, Inc......................     960       40,579
         King Pharmaceuticals, Inc.*.............   1,920       33,005
         KLA-Tencor Corp.*.......................   1,520       53,762
         Knight Ridder, Inc......................     680       43,010
         Kohls Corp.*............................   2,720      152,184
         Kroger Co.*.............................   6,200       95,790
         Leggett & Platt, Inc....................   1,560       35,007
         Lexmark International Group, Inc.*......   1,000       60,500
         Limited, Inc............................   4,200       58,506
         Lincoln National Corp...................   1,440       45,475
         Linear Technology Corp..................   2,520       64,814
         Liz Claiborne, Inc......................     840       24,906
         Lockheed Martin Corp....................   3,680      212,520
         Loews Corp..............................   1,480       65,801
         Louisiana-Pacific Corp.*................     840        6,770
         Lowe's Cos., Inc........................   6,280      235,499
         LSI Logic Corp.*........................   3,000       17,310
         Lucent Technologies, Inc.*..............  27,600       34,776
         Manor Care, Inc.*.......................     760       14,144
         Marathon Oil Corp.......................   2,520       53,651
         Marriott International, Inc.--Class A...   1,920       63,111
         Marsh & McLennan Cos., Inc..............   4,320      199,627
         Marshall & Ilsley Corp..................   1,760       48,189
         Masco Corp..............................   3,960       83,358
         Mattel, Inc.............................   3,520       67,408
         Maxim Integrated Products, Inc..........   2,560       84,582
         May Department Stores Co................   2,320       53,314
         Maytag Corp.............................     640       18,240
         MBIA, Inc...............................   1,160       50,878
         MBNA Corp...............................  10,280      195,526
         McDermott International, Inc.*..........     520        2,278
         McDonald's Corp.........................  10,200      164,016
         McGraw-Hill Cos., Inc...................   1,560       94,286
         McKesson Corp...........................   2,360       63,791
         MeadWestvaco Corp.......................   1,600       39,536
         MedImmune, Inc.*........................   1,745       47,412
         Medtronic, Inc..........................   9,800      446,880

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           Mellon Financial Corp................   3,480 $     90,863
           Merck & Co., Inc.....................  18,040    1,021,244
           Mercury Interactive Corp.*...........     680       20,162
           Meredith Corp........................     400       16,444
           Merrill Lynch & Co., Inc.............   4,576      173,659
           MetLife, Inc.........................   5,640      152,506
           MGIC Investment Corp.................     800       33,040
           Micron Technology, Inc.*.............   4,880       47,531
           Microsoft Corp.*.....................  42,960    2,221,033
           Millipore Corp.......................     400       13,600
           Mirant Corp.*........................   3,240        6,124
           Molex, Inc...........................   1,560       35,942
           Monsanto Co..........................   2,120       40,810
           Moody's Corp.........................   1,200       49,548
           Morgan Stanley Dean Witter & Co......   8,720      348,102
           Motorola, Inc........................  18,480      159,852
           Nabors Industries, Ltd.*.............   1,160       40,913
           National City Corp...................   4,920      134,414
           National Semiconductor Corp.*........   1,440       21,614
           Navistar International Corp.*........     480       11,669
           NCR Corp.*...........................     800       18,992
           Network Appliance, Inc.*.............   2,720       27,200
           New York Times Co.--Class A..........   1,200       54,876
           Newell Rubbermaid, Inc...............   2,160       65,513
           Newmont Mining Corp..................   3,240       94,057
           Nextel Communications, Inc.--Class A*   7,760       89,628
           NICOR, Inc...........................     360       12,251
           Nike, Inc.--Class B..................   2,120       94,276
           NiSource, Inc........................   1,960       39,200
           Noble Corp.*.........................   1,080       37,962
           Nordstrom, Inc.......................   1,080       20,488
           Norfolk Southern Corp................   3,120       62,369
           North Fork Bancorp, Inc..............   1,280       43,187
           Northern Trust Corp..................   1,760       61,688
           Northrop Grumman Corp................   1,926      186,793
           Novell, Inc.*........................   2,920        9,753
           Novellus Systems, Inc.*..............   1,200       33,696
           Nucor Corp...........................     640       26,432
           NVIDIA Corp.*........................   1,240       14,272
           Occidental Petroleum Corp............   3,040       86,488
           Office Depot, Inc.*..................   2,480       36,605
           Omnicom Group........................   1,520       98,192
           Oracle Corp.*........................  43,040      464,832
           PACCAR, Inc..........................     920       42,440
           Pactiv Corp.*........................   1,280       27,981
           Pall Corp............................   1,000       16,680
           Parametric Technology Corp.*.........   2,080        5,242
           Parker Hannifin Corp.................     960       44,285
           Paychex, Inc.........................   3,040       84,816
           Penney (J.C.) Co.....................   2,160       49,702
           Peoples Energy Corp..................     280       10,822
           PeopleSoft, Inc.*....................   2,520       46,116
           PepsiCo, Inc.........................  13,880      586,014
           PerkinElmer, Inc.....................   1,000        8,250
           Pfizer, Inc..........................  49,520    1,513,825
           PG&E Corp.*..........................   3,240       45,036
           Pharmacia Corp.......................  10,400      434,720
           Phelps Dodge Corp.*..................     720       22,788
           Philip Morris Cos., Inc..............  16,640      674,419
           Pinnacle West Capital Corp...........     720       24,545

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
                                                December 31, 2002

          Common Stocks, continued
                                                   Shares     Value
                                                   ------- ------------
         Pitney Bowes, Inc........................   1,920 $     62,707
         Plum Creek Timber Co., Inc...............   1,480       34,928
         PMC-Sierra, Inc.*........................   1,360        7,562
         PNC Financial Services Group.............   2,280       95,532
         Power-One, Inc.*.........................     640        3,629
         PPG Industries, Inc......................   1,360       68,204
         PPL Corp.................................   1,320       45,778
         Praxair, Inc.............................   1,280       73,946
         Principal Financial Group, Inc...........   2,720       81,954
         Procter & Gamble Co......................  10,440      897,213
         Progress Energy, Inc.....................   1,920       83,232
         Progressive Corp.........................   1,760       87,349
         Providian Financial Corp.*...............   2,320       15,057
         Prudential Financial, Inc................   4,560      144,734
         Public Service Enterprise Group, Inc.....   1,800       57,780
         Pulte Homes, Inc.........................     480       22,978
         QLogic Corp.*............................     760       26,228
         Qualcomm, Inc.*..........................   6,320      229,985
         Quest Diagnostics, Inc.*.................     800       45,520
         Quintiles Transnational Corp.*...........     960       11,616
         Qwest Communications International, Inc.*  13,640       68,200
         R.J. Reynolds Tobacco Holdings...........     720       30,319
         RadioShack Corp..........................   1,360       25,486
         Rational Software Corp.*.................   1,560       16,208
         Raytheon Co..............................   3,280      100,860
         Reebok International, Ltd.*..............     480       14,112
         Regions Financial Corp...................   1,760       58,714
         Reliant Resources, Inc.*.................   1,369        4,381
         Robert Half International, Inc.*.........   1,400       22,554
         Rockwell Collins, Inc....................   1,480       34,425
         Rockwell International Corp..............   1,480       30,651
         Rohm & Haas Co...........................   1,760       57,165
         Rowan Cos., Inc..........................     760       17,252
         Ryder System, Inc........................     520       11,669
         Sabre Holdings Corp.*....................   1,160       21,008
         SAFECO Corp..............................   1,120       38,830
         Safeway, Inc.*...........................   3,560       83,162
         Sanmina-SCI Corp.*.......................   4,240       19,038
         Sara Lee Corp............................   6,280      141,363
         SBC Communications, Inc..................  26,680      723,295
         Schering-Plough Corp.....................  11,800      261,960
         Schlumberger, Ltd........................   4,680      196,981
         Schwab (Charles) Corp....................  10,800      117,180
         Scientific-Atlanta, Inc..................   1,240       14,706
         Seagate Technology, Inc./(a)/*...........   2,565            0
         Sealed Air Corp.*........................     680       25,364
         Sears, Roebuck & Co......................   2,560       61,312
         Sempra Energy............................   1,640       38,786
         Sherwin-Williams Co......................   1,200       33,900
         Siebel Systems, Inc.*....................   3,880       29,022
         Sigma-Aldrich Corp.......................     560       27,272
         Simon Property Group, Inc................   1,520       51,786
         SLM Corp.................................   1,240      128,786
         Snap-on, Inc.............................     480       13,493
         Solectron Corp.*.........................   6,640       23,572
         Southern Co..............................   5,720      162,392
         SouthTrust Corp..........................   2,800       69,580
         Southwest Airlines Co....................   6,240       86,736
         Sprint Corp. (FON Group).................   7,200      104,256
         Sprint Corp. (PCS Group)*................   8,040       35,215

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         St. Jude Medical, Inc.*.................   1,440 $     57,197
         St. Paul Companies, Inc.................   1,840       62,652
         Stanley Works...........................     720       24,898
         Staples, Inc.*..........................   3,800       69,540
         Starbucks Corp.*........................   3,120       63,586
         Starwood Hotels & Resorts Worldwide,
          Inc....................................   1,600       37,984
         State Street Corp.......................   2,600      101,400
         Stilwell Financial, Inc.................   1,800       23,526
         Stryker Corp............................   1,600      107,392
         Sun Microsystems, Inc.*.................  25,040       77,874
         SunGard Data Systems, Inc.*.............   2,280       53,717
         Sunoco, Inc.............................     600       19,908
         SunTrust Banks, Inc.....................   2,280      129,778
         SuperValu, Inc..........................   1,080       17,831
         Symbol Technologies, Inc................   1,840       15,125
         Synovus Financial Corp..................   2,400       46,560
         Sysco Corp..............................   5,280      157,290
         T. Rowe Price Group, Inc................   1,000       27,280
         Target Corp.............................   7,320      219,600
         TECO Energy, Inc........................   1,400       21,658
         Tektronix, Inc.*........................     680       12,369
         Tellabs, Inc.*..........................   3,320       24,136
         Temple-Inland, Inc......................     440       19,716
         Tenet Healthcare Corp.*.................   3,623       59,417
         Teradyne, Inc.*.........................   1,480       19,255
         Texas Instruments, Inc..................  13,920      208,939
         Textron, Inc............................   1,120       48,149
         The Pepsi Bottling Group, Inc...........   2,240       57,568
         Thermo Electron Corp.*..................   1,320       26,558
         Thomas & Betts Corp.*...................     480        8,112
         Tiffany & Co............................   1,160       27,736
         TJX Cos., Inc...........................   4,240       82,765
         TMP Worldwide, Inc.*....................     880        9,953
         Torchmark Corp..........................     960       35,069
         Toys R Us, Inc.*........................   1,720       17,200
         Transocean Sedco Forex, Inc.............   2,560       59,392
         Travelers Property Casualty Corp.*......   8,080      118,372
         Tribune Co..............................   2,440      110,922
         Tupperware Corp.........................     480        7,238
         TXU Corp................................   2,600       48,568
         Tyco International, Ltd.................  16,040      273,963
         U.S. Bancorp............................  15,400      326,788
         Union Pacific Corp......................   2,040      122,135
         Union Planters Corp.....................   1,600       45,024
         Unisys Corp.*...........................   2,600       25,740
         United Parcel Service, Inc.--Class B....   8,960      565,197
         United States Steel Corp................     840       11,021
         United Technologies Corp................   3,800      235,373
         UnitedHealth Group, Inc.................   2,440      203,740
         Univision Communications, Inc.--Class A*   1,840       45,080
         Unocal Corp.............................   2,080       63,606
         UnumProvident Corp......................   1,960       34,378
         UST, Inc................................   1,360       45,465
         Veritas Software Corp.*.................   3,320       51,858
         Verizon Communications, Inc.............  22,000      852,501
         VF Corp.................................     880       31,724
         Viacom, Inc.--Class B*..................  14,160      577,163
         Visteon Corp............................   1,040        7,238
         Vulcan Materials Co.....................     800       30,000

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
                                                December 31, 2002

           Common Stocks, continued
                                                Shares          Value
                                               ----------    ------------
          Wachovia Corp.......................     10,920    $    397,925
          Wal-Mart Stores, Inc................     35,480       1,792,094
          Walgreen Co.........................      8,240         240,525
          Walt Disney Co......................     16,400         267,484
          Washington Mutual, Inc..............      7,600         262,428
          Waste Management, Inc...............      4,880         111,850
          Waters Corp.*.......................      1,040          22,651
          Watson Pharmaceuticals, Inc.*.......        840          23,747
          Wellpoint Health Networks, Inc.*....      1,200          85,392
          Wells Fargo & Co....................     13,600         637,431
          Wendy's International, Inc..........        920          24,904
          Weyerhaeuser Co.....................      1,760          86,610
          Whirlpool Corp......................        560          29,243
          Williams Cos., Inc..................      4,160          11,232
          Winn-Dixie Stores, Inc..............      1,120          17,114
          Worthington Industries, Inc.........        680          10,363
          Wrigley (WM.) JR Co.................      1,800          98,784
          Wyeth...............................     10,640         397,936
          Xcel Energy, Inc....................      3,200          35,200
          Xerox Corp.*........................      5,920          47,656
          Xilinx, Inc.*.......................      2,720          56,032
          XL Capital, Ltd.--Class A...........      1,080          83,430
          Yahoo!, Inc.*.......................      4,760          77,826
          YUM! Brands, Inc.*..................      2,360          57,159
          Zimmer Holdings, Inc.*..............      1,560          64,771
          Zions Bancorp.......................        720          28,331
                                                             ------------
          TOTAL COMMON STOCKS.................                 64,768,324
                                                             ------------
           Rights/Warrants (0.0%)
          Progress Energy, Inc.--CVO*.........        987               0
                                                             ------------
          Total Rights/Warrants...............                          0
                                                             ------------
           Federal Home Loan Bank (4.2%)
                                               Principal
                                                Amount
                                               ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03.................... $3,100,000       3,099,914
                                                             ------------
          TOTAL FEDERAL HOME LOAN
           BANK...............................                  3,099,914
                                                             ------------
          TOTAL INVESTMENTS
           (Cost $61,203,365)/(b)/--92.6%.....                 67,868,238
          Net other assets/(liabilities)--7.4%                  5,426,449
                                                             ------------
          NET ASSETS--100.0%..................               $ 73,294,687
                                                             ============


------
*Non-income producing security
/(a)/Escrowed security
/(b)/Cost for federal income taxes is $126,710,604 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $65,507,239. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $  7,005,087
                   Unrealized depreciation.....  (65,847,453)
                                                ------------
                   Net unrealized
                    appreciation/(depreciation) $(58,842,366)
                                                ============

/CVO /Contingent Value Obligation

At December 31, 2002 the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
          S&P 500 Futures Contracts expiring
           March 2003 (Underlying face
           amount at value $55,157,250).....    251      $(531,180)

At December 31, 2002 the following futures contracts sold were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Futures Contracts
            expiring March 2003 (Underlying
            face amount at value $87,900)..     2         $2,891

The UltraBull ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.2%
                     Agriculture...................... 1.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 6.3%
                     Beverages........................ 2.7%
                     Biotechnology.................... 0.9%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.4%
                     Commercial Services.............. 0.8%
                     Computers........................ 3.6%
                     Cosmetics/Personal Care.......... 2.3%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.0%
                     Electric......................... 2.3%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.4%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 1.8%
                     Forest & Paper Products.......... 0.8%
                     Gas.............................. 0.1%
                     Hand/Machine Tools............... 0.1%
                     Healthcare--Products............. 3.4%
                     Healthcare--Services............. 1.0%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products/Wares......... 0.3%
                     Housewares....................... 0.1%
                     Insurance........................ 4.5%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.2%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 0.2%
                     Manufacturing.................... 4.6%
                     Media............................ 3.4%
                     Mining........................... 0.4%
                     Office/Business Equipment........ 0.2%
                     Oil & Gas........................ 4.8%

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraBull ProFund                        Investments
                                                December 31, 2002

                       Oil & Gas Services..........  0.5%
                       Packaging & Containers......  0.1%
                       Pharmaceuticals.............  7.7%
                       Pipelines...................  0.1%
                       Real Estate Investment Trust  0.3%
                       Retail......................  6.3%
                       Savings & Loans.............  0.5%
                       Semiconductors..............  2.5%
                       Software....................  4.9%
                       Telecommunications..........  5.6%
                       Textiles....................  0.1%
                       Toys/Games/Hobbies..........  0.1%
                       Transportation..............  1.4%
                       Other....................... 11.6%

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2002
      Assets:
        Investments, at value (cost $61,203,365)........... $  67,868,238
        Cash...............................................     3,480,615
        Dividends and interest receivable..................        89,879
        Receivable for capital shares issued...............    11,452,571
        Unrealized appreciation on swap contracts..........       138,426
        Variation margin on futures contracts..............        68,920
        Prepaid expenses...................................        65,701
                                                            -------------
         Total Assets......................................    83,164,350
                                                            -------------
      Liabilities:
        Payable for investments purchased..................     4,841,824
        Payable for capital shares redeemed................     4,925,264
        Advisory fees payable..............................        45,374
        Management services fees payable...................         9,075
        Administration fees payable........................         2,972
        Distribution and service fees payable--
         Service Class.....................................        35,188
        Other accrued expenses.............................         9,966
                                                            -------------
         Total Liabilities.................................     9,869,663
                                                            -------------
      Net Assets........................................... $  73,294,687
                                                            =============
      Net Assets consist of:
        Capital............................................   228,388,397
        Accumulated net investment income/(loss)...........        (2,620)
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (161,366,100)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     6,275,010
                                                            -------------
      Net Assets........................................... $  73,294,687
                                                            =============
      Investor Class:
        Net Assets......................................... $  65,466,848
        Shares of Beneficial Interest Outstanding..........     2,136,386
        Net Asset Value (offering and redemption price per
         share)............................................ $       30.64
                                                            =============
      Service Class:
        Net Assets......................................... $   7,827,839
        Shares of Beneficial Interest Outstanding..........       266,269
        Net Asset Value (offering and redemption price per
         share)............................................ $       29.40
                                                            =============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    970,002
       Interest.............................................       69,300
                                                             ------------
        Total Investment Income.............................    1,039,302
                                                             ------------
     Expenses:
       Advisory fees........................................      531,275
       Management services fees.............................      106,255
       Administration fees..................................       37,403
       Distribution and service fees--Service Class.........      100,186
       Transfer agent fees..................................      285,096
       Registration and filing fees.........................      135,377
       Custody fees.........................................      104,187
       Fund accounting fees.................................       72,810
       Other fees...........................................      107,403
                                                             ------------
        Total Expenses......................................    1,479,992
                                                             ------------
     Net Investment Income/(Loss)...........................     (440,690)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (83,245,008)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   51,545,738
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................   (5,166,627)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (36,865,897)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(37,306,587)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Statements of Changes in Net Assets
                                                                            For the           For the
                                                                          year ended        year ended
                                                                       December 31, 2002 December 31, 2001
                                                                       ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss).........................................  $      (440,690)  $      (653,127)
 Net realized gains/(losses) on investments, futures contracts and
   swap contracts.....................................................      (31,699,270)      (38,854,725)
 Change in net unrealized appreciation/(depreciation) on investments,
   futures contracts and swap contracts...............................       (5,166,627)       (2,314,256)
                                                                        ---------------   ---------------
 Change in net assets resulting from operations.......................      (37,306,587)      (41,822,108)
                                                                        ---------------   ---------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class.....................................................    1,912,727,859     2,352,531,648
   Service Class......................................................      581,962,275       855,588,347
 Cost of shares redeemed
   Investor Class.....................................................   (1,882,713,157)   (2,339,315,931)
   Service Class......................................................     (569,960,319)     (870,660,244)
                                                                        ---------------   ---------------
 Change in net assets resulting from capital transactions.............       42,016,658        (1,856,180)
                                                                        ---------------   ---------------
 Change in net assets.................................................        4,710,071       (43,678,288)
Net Assets:
 Beginning of year....................................................       68,584,616       112,262,904
                                                                        ---------------   ---------------
 End of year..........................................................  $    73,294,687   $    68,584,616
                                                                        ===============   ===============
Share Transactions:
 Issued
   Investor Class.....................................................       49,728,983       153,239,939
   Service Class......................................................       14,945,650        54,431,356
 Redeemed
   Investor Class.....................................................      (48,657,886)     (156,938,575)
   Service Class......................................................      (14,817,653)      (56,235,997)
                                                                        ---------------   ---------------
 Change in shares.....................................................        1,199,094        (5,503,277)
                                                                        ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                               Investor Class/(a)/
                                       -------------------------------------------------------------------------------
                                            For the              For the              For the             For the
                                          year ended           year ended           year ended          year ended
                                       December 31, 2002    December 31, 2001    December 31, 2000   December 31, 1999
                                       -----------------    -----------------    -----------------   -----------------
Net Asset Value, Beginning of
 Period...............................    $     57.22          $     84.30          $    118.35        $      91.80
                                          -----------          -----------          -----------        ------------
Investment Activities:
  Net investment income/(loss)........          (0.19)/(b)/          (0.28)/(b)/           0.50/(b)/           1.75
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.......         (26.39)              (26.80)              (34.00)              25.40
                                          -----------          -----------          -----------        ------------
  Total income/(loss) from investment
   activities.........................         (26.58)              (27.08)              (33.50)              27.15
                                          -----------          -----------          -----------        ------------
Distributions to Shareholders From:
  Net investment income...............             --                   --                (0.55)              (0.60)
  Net realized gains on investments
   and futures contracts..............             --                   --                   --                  --
                                          -----------          -----------          -----------        ------------
  Total distributions.................             --                   --                (0.55)              (0.60)
                                          -----------          -----------          -----------        ------------
Net Asset Value, End of Period........    $     30.64          $     57.22          $     84.30        $     118.35
                                          ===========          ===========          ===========        ============
Total Return..........................         (46.45)%             (32.12)%             (28.33)%             29.56%
Ratios/Supplemental Data:
Net assets, end of year...............    $65,466,848          $60,955,654          $80,339,625        $155,987,050
Ratio of expenses to average net
 assets...............................           1.95%                1.93%                1.44%               1.34%
Ratio of net investment income/(loss)
 to average net assets................          (0.47)%              (0.43)%               0.49%               1.99%
Ratio of expenses to average net
 assets*..............................           1.95%                1.93%                1.44%               1.36%
Portfolio turnover/(c)/...............          1,770%               1,377%               1,111%                764%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                            For the
                                          year ended
                                       December 31, 1998
                                       -----------------
Net Asset Value, Beginning of
 Period...............................    $     64.30
                                          -----------
Investment Activities:
  Net investment income/(loss)........           1.95/(b)/
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.......          25.65
                                          -----------
  Total income/(loss) from investment
   activities.........................          27.60
                                          -----------
Distributions to Shareholders From:
  Net investment income...............          (0.05)
  Net realized gains on investments
   and futures contracts..............          (0.05)
                                          -----------
  Total distributions.................          (0.10)
                                          -----------
Net Asset Value, End of Period........    $     91.80
                                          ===========
Total Return..........................          42.95%
Ratios/Supplemental Data:
Net assets, end of year...............    $90,854,397
Ratio of expenses to average net
 assets...............................           1.50%
Ratio of net investment income/(loss)
 to average net assets................           2.43%
Ratio of expenses to average net
 assets*..............................           1.70%
Portfolio turnover/(c)/...............             --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                               Service Class/(a)/
                                       ------------------------------------------------------------------------------
                                            For the             For the             For the              For the
                                          year ended          year ended          year ended           year ended
                                       December 31, 2002   December 31, 2001   December 31, 2000    December 31, 1999
                                       -----------------   -----------------   -----------------    -----------------
Net Asset Value, Beginning of
 Period...............................    $    55.17          $    82.15          $    116.35          $     90.95
                                          ----------          ----------          -----------          -----------
Investment Activities:
  Net investment income/(loss)........         (0.58)/(b)/         (0.88)/(b)/          (0.55)/(b)/           0.40
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.......        (25.19)             (26.10)              (33.30)               25.45
                                          ----------          ----------          -----------          -----------
  Total income/(loss) from investment
   activities.........................        (25.77)             (26.98)              (33.85)               25.85
                                          ----------          ----------          -----------          -----------
Distributions to Shareholders From:
  Net investment income...............            --                  --                   --                   --
  Net realized gains on investments
   and futures contracts..............            --                  --                (0.35)               (0.45)
                                          ----------          ----------          -----------          -----------
  Total distributions.................            --                  --                (0.35)               (0.45)
                                          ----------          ----------          -----------          -----------
Net Asset Value, End of Period........    $    29.40          $    55.17          $     82.15          $    116.35
                                          ==========          ==========          ===========          ===========
Total Return..........................        (46.71)%            (32.84)%             (29.12)%              28.42%
Ratios/Supplemental Data:
Net assets, end of year...............    $7,827,839          $7,628,962          $31,923,279          $70,219,680
Ratio of expenses to average net
 assets...............................          2.81%               2.87%                2.43%                2.34%
Ratio of net investment income/(loss)
 to average net assets................         (1.40)%             (1.35)%              (0.54)%               0.79%
Ratio of expenses to average net
 assets*..............................          2.81%               2.87%                2.43%                2.36%
Portfolio turnover/(d)/...............         1,770%              1,377%               1,111%                 764%

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                            For the
                                          year ended
                                       December 31, 1998
                                       -----------------
Net Asset Value, Beginning of
 Period...............................    $     64.30
                                          -----------
Investment Activities:
  Net investment income/(loss)........           1.20/(b)/
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts.......          25.50
                                          -----------
  Total income/(loss) from investment
   activities.........................          26.70
                                          -----------
Distributions to Shareholders From:
  Net investment income...............             --/(c)/
  Net realized gains on investments
   and futures contracts..............          (0.05)
                                          -----------
  Total distributions.................          (0.05)
                                          -----------
Net Asset Value, End of Period........    $     90.95
                                          ===========
Total Return..........................          41.48%
Ratios/Supplemental Data:
Net assets, end of year...............    $10,991,484
Ratio of expenses to average net
 assets...............................           2.39%
Ratio of net investment income/(loss)
 to average net assets................           1.53%
Ratio of expenses to average net
 assets*..............................           2.84%
Portfolio turnover/(d)/...............             --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              UltraDow 30 ProFund

   For the period June 3, 2002 through December 31, 2002, the UltraDow 30 ProFund had a NAV total return of -30.76%* for Investor Class shares, compared to a return of -14.09% for the unmanaged Dow Jones Industrial Average. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Dow Jones Industrial Average. The Dow Jones Industrial Average is an unmanaged index, which consists of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones based on size, reputation, growth, transaction volume and sector coverage and excludes transportation and utility stocks.

   For the fiscal year, the UltraDow 30 ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Dow Jones Industrial Average (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones Industrial Average or any of the companies included in the Dow Jones Industrial Average.

                                    [CHART]

Value of a $10,000 Investment

            UltraDow 30   UltraDow 30       Dow Jones
            - Investor     - Service    Industrial Average
            -----------  ------------   ------------------
6/3/02        $10,000      $10,000           $10,000
  6/02          8,997        9,000             9,520
  9/02          5,850        5,843             7,819
 12/02          6,924        6,894             8,591


-------------------------------------
      Aggregate Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                           (6/3/02)
-------------------------------------
Investor                    (30.76)%
-------------------------------------
Service                     (31.06)%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from 6/3/02 to 12/31/02.

   The performance of the UltraDow 30 ProFund is measured against the Dow Jones Industrial Average, an unmanaged index generally representative of the performance of 30 widely held and traded stocks listed on U.S. stock markets as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.


The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraDow 30 ProFund                      Investments
                                                December 31, 2002

           Common Stocks (92.7%)
                                                 Shares      Value
                                                --------- -----------
          3M Co................................   11,926  $ 1,470,477
          Alcoa, Inc...........................   11,926      271,674
          American Express Co..................   11,926      421,584
          AT&T Corp............................   11,926      311,388
          Boeing Co............................   11,926      393,439
          Caterpillar, Inc.....................   11,926      545,257
          Citigroup, Inc.......................   11,926      419,676
          Coca-Cola Co.........................   11,926      522,597
          Du Pont (E.I.) de Nemours............   11,926      505,662
          Eastman Kodak Co.....................   11,926      417,887
          Exxon Mobil Corp.....................   11,926      416,694
          General Electric Co..................   11,926      290,398
          General Motors Corp..................   11,926      439,592
          Hewlett-Packard Co...................   11,926      207,035
          Home Depot, Inc......................   11,926      285,747
          Honeywell International, Inc.........   11,926      286,224
          Intel Corp...........................   11,926      185,688
          International Business Machines Corp.   11,926      924,266
          International Paper Co...............   11,926      417,052
          J.P. Morgan Chase & Co...............   11,926      286,224
          Johnson & Johnson....................   11,926      640,545
          McDonald's Corp......................   11,926      191,770
          Merck & Co., Inc.....................   11,926      675,131
          Microsoft Corp. *....................   11,926      616,574
          Philip Morris Cos., Inc..............   11,926      483,361
          Procter & Gamble Co..................   11,926    1,024,920
          SBC Communications, Inc..............   11,926      323,314
          United Technologies Corp.............   11,926      738,697
          Wal-Mart Stores, Inc.................   11,926      602,382
          Walt Disney Co.......................   11,926      194,513
                                                          -----------
          TOTAL COMMON STOCKS..................            14,509,768
                                                          -----------
           Federal Home Loan Bank (3.4%)
                                                Principal
                                                 Amount
                                                ---------
          Federal Home Loan Bank,
           0.50%, 01/02/03..................... $532,000      531,985
                                                          -----------
          TOTAL FEDERAL HOME LOAN BANK.........               531,985
                                                          -----------
          TOTAL INVESTMENTS
           (Cost $14,748,680)/(a)/--96.1%......            15,041,753
          Net other assets/(liabilities)--3.9%.               618,041
                                                          -----------
          NET ASSETS--100.0%...................           $15,659,794
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $15,530,814 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $782,134. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                    Unrealized appreciation..... $ 326,912
                    Unrealized depreciation.....  (815,973)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(489,061)
                                                 =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
          Dow Jones Future Contract expiring
           March 2003 (Underlying face
           amount at value $9,079,700)......    109       $(26,991)

The UltraDow 30 ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

            Aerospace/Defense.................................  7.2%
            Agriculture.......................................  3.1%
            Auto Manufacturers................................  2.8%
            Beverages.........................................  3.3%
            Chemicals.........................................  3.2%
            Computers.........................................  7.2%
            Cosmetics/Personal Care...........................  6.6%
            Diversified Financial Services....................  7.2%
            Forest & Paper Products...........................  2.7%
            Healthcare--Products..............................  4.1%
            Machinery--Construction & Mining..................  3.5%
            Manufacturing..................................... 15.7%
            Media.............................................  1.3%
            Mining............................................  1.7%
            Oil & Gas.........................................  2.7%
            Pharmaceuticals...................................  4.3%
            Retail............................................  6.9%
            Semiconductors....................................  1.2%
            Software..........................................  3.9%
            Telecommunications................................  4.1%
            Other.............................................  7.3%

              See accompanying notes to the financial statements.

PROFUNDS
UltraDow 30 ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $14,748,680)........... $15,041,753
         Cash...............................................     234,457
         Dividends and interest receivable..................       7,253
         Receivable for capital shares issued...............  11,233,124
         Unrealized appreciation on swap contracts..........      14,097
         Variation margin on futures contracts..............       5,795
         Prepaid expenses...................................      13,710
                                                             -----------
          Total Assets......................................  26,550,189
                                                             -----------
       Liabilities:
         Payable for investments purchased..................   8,968,848
         Payable for capital shares redeemed................   1,909,274
         Advisory fees payable..............................       4,852
         Management services fees payable...................         803
         Administration fees payable........................         263
         Distribution and service fees payable--Service
          Class.............................................       1,470
         Other accrued expenses.............................       4,885
                                                             -----------
          Total Liabilities.................................  10,890,395
                                                             -----------
       Net Assets........................................... $15,659,794
                                                             ===========
       Net Assets consist of:
         Capital............................................ $16,864,242
         Accumulated net investment income/(loss)...........         729
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (1,485,356)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................     280,179
                                                             -----------
       Net Assets........................................... $15,659,794
                                                             ===========
       Investor Shares:
         Net Assets......................................... $ 3,963,492
         Shares of Beneficial Interest Outstanding..........     191,233
         Net Asset Value (offering and redemption price per
          share)............................................ $     20.73
                                                             ===========
       Service Shares:
         Net Assets......................................... $11,696,302
         Shares of Beneficial Interest Outstanding..........     565,585
         Net Asset Value (offering and redemption price per
          share)............................................ $     20.68
                                                             ===========

       Statement of Operations
               For the period June 3, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    46,545
        Interest.............................................       4,315
                                                              -----------
         Total Investment Income.............................      50,860
                                                              -----------
      Expenses:
        Advisory fees........................................      16,274
        Management services fees.............................       3,255
        Administration fees..................................         521
        Distribution and service fees--Service Class.........       3,904
        Transfer agent fees..................................       3,790
        Registration and filing fees.........................      18,505
        Custody fees.........................................       5,564
        Fund accounting fees.................................       1,214
        Other fees...........................................       4,179
                                                              -----------
         Total Expenses before reductions....................      57,206
         Less Expenses reduced by the Investment
          Advisor............................................     (11,224)
                                                              -----------
         Net Expenses........................................      45,982
                                                              -----------
      Net Investment Income/(Loss)...........................       4,878
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts
        Net realized gains/(losses) on investments...........    (802,043)
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................    (680,287)
        Change in net unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     280,179
                                                              -----------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts...........................................  (1,202,151)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,197,273)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
UltraDow 30 ProFund

 Statement of Changes in Net Assets
                                                                                                              For the period
                                                                                                             June 3, 2002/(a)/
                                                                                                                  through
                                                                                                             December 31, 2002
                                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................................   $      4,878
  Net realized gains/(losses) on investments, futures contracts and swap contracts..........................     (1,482,330)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.        280,179
                                                                                                               ------------
  Change in net assets resulting from operations............................................................     (1,197,273)
                                                                                                               ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...........................................................................................         (7,915)
   Service Class............................................................................................            (85)
                                                                                                               ------------
  Change in net assets resulting from distributions.........................................................         (8,000)
                                                                                                               ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................................     64,258,497
   Service Class............................................................................................     17,703,410
  Dividends reinvested
   Investor Class...........................................................................................          7,222
   Service Class............................................................................................             83
  Cost of shares redeemed
   Investor Class...........................................................................................    (59,307,784)
   Service Class............................................................................................     (5,796,361)
                                                                                                               ------------
  Change in net assets resulting from capital transactions..................................................     16,865,067
                                                                                                               ------------
  Change in net assets......................................................................................     15,659,794
Net Assets:
  Beginning of period.......................................................................................             --
                                                                                                               ------------
  End of period.............................................................................................   $ 15,659,794
                                                                                                               ============
Share Transactions:
  Issued
   Investor Class...........................................................................................      2,773,573
   Service Class............................................................................................        821,016
  Reinvested
   Investor Class...........................................................................................            351
   Service Class............................................................................................              4
  Redeemed
   Investor Class...........................................................................................     (2,582,691)
   Service Class............................................................................................       (255,435)
                                                                                                               ------------
  Change in shares..........................................................................................        756,818
                                                                                                               ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
UltraDow 30 ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                               Investor Class        Service Class
                                              -----------------    -----------------
                                               For the period       For the period
                                              June 3, 2002/(a)/    June 3, 2002/(a)/
                                                   through              through
                                              December 31, 2002    December 31, 2002
                                              -----------------    -----------------
Net Asset Value, Beginning of Period.........    $    30.00           $     30.00
                                                 ----------           -----------
Investment Activities:
 Net investment income/(loss)................         0.05 /(b)/            (0.06)/(b)/
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts............................         (9.28)                (9.26)
                                                 ----------           -----------
 Total income/(loss) from investment
   activities................................         (9.23)                (9.32)
                                                 ----------           -----------
Distributions to Shareholders From:
 Net investment income.......................         (0.04)                   --/(c)/
                                                 ----------           -----------
Net Asset Value, End of Period...............    $    20.73           $     20.68
                                                 ==========           ===========
Total Return.................................        (30.76)%/(d)/         (31.06)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year......................    $3,963,492           $11,696,302
Ratio of expenses to average net assets......          1.95%/(e)/            2.95%/(e)/
Ratio of net investment income/(loss) to
 average net assets..........................          0.37%/(e)/           (0.44)%/(e)/
Ratio of expenses to average net assets*.....          2.47%/(e)/            3.42%/(e)/
Portfolio turnover/(f)/......................           844%                  844%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $.0005.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                             UltraMid-Cap ProFund

   For the year ended December 31, 2002, the UltraMid-Cap ProFund had a NAV total return of -38.18%* for Investor Class shares, compared to a return of -15.44% for the unmanaged S&P MidCap 400 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index, which consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the UltraMid-Cap ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the S&P MidCap 400 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400 Index or any of the companies included in the S&P MidCap 400 Index.

                                     [CHART]

Value of a $10,000 Investment

         UltraMid-Cap - Investor    UltraMid-Cap - Service     S&P MidCap 400
         -----------------------    -----------------------   ---------------
2/7/00          $10,000                   $10,000                  $10,000
3/00             12,047                    12,023                   11,178
6/00             10,553                    10,503                   10,777
9/00             12,717                    12,617                   12,053
12/00            11,000                    10,887                   11,559
3/01              8,267                     8,157                   10,288
6/01             10,117                     9,957                   11,612
9/01              6,777                     6,657                    9,664
12/01             9,140                     8,950                   11,370
3/02             10,130                     9,897                   12,104
6/02              8,073                     7,867                   10,950
9/02              5,303                     5,170                    9,113
12/02             5,650                     5,493                    9,614

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                     Since
                                   Inception
               1 Year               (2/7/00)
-----------------------------------------------
Investor       (38.18)%             (17.88)%
-----------------------------------------------
Service        (38.62)%             (18.67)%
-----------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from 2/7/00 to 12/31/02.

    The performance of the UltraMid-Cap ProFund is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
                                                December 31, 2002

          Common Stocks (81.5%)
                                                   Shares    Value
                                                   ------ ------------
         3Com Corp.*..............................  9,424 $     43,633
         99 Cents Only Stores*....................  1,736       46,629
         Abercrombie & Fitch Co.--Class A*........  2,728       55,815
         Activision, Inc.*........................  1,736       25,328
         Acxiom Corp.*............................  2,232       34,328
         ADTRAN, Inc.*............................    992       32,637
         Advanced Fibre Communications, Inc.*.....  2,232       37,230
         AdvancePCS*..............................  2,480       55,081
         Advent Software, Inc.*...................    992       13,521
         Affiliated Computer Services, Inc.--Class
          A*......................................  3,472      182,800
         AGCO Corp................................  1,984       43,847
         AGL Resources, Inc.......................  1,488       36,158
         Airborne, Inc............................  1,240       18,389
         Airgas, Inc.*............................  1,736       29,946
         AK Steel Holding Corp.*..................  2,976       23,808
         Alaska Air Group, Inc.*..................    744       16,108
         Albany International Corp.--Class A......    744       15,371
         Albemarle Corp...........................    992       28,222
         Alexander & Baldwin, Inc.................    992       25,584
         ALLETE, Inc..............................  2,232       50,622
         Alliant Energy Corp......................  2,480       41,044
         Allmerica Financial Corp.................  1,488       15,029
         American Eagle Outfitters, Inc.*.........  1,984       27,340
         American Financial Group, Inc............  1,736       40,050
         American Water Works Co., Inc............  2,728      124,069
         AmeriCredit Corp.*.......................  3,720       28,793
         Amerus Group Co..........................    992       28,044
         Ametek, Inc..............................    992       38,182
         Apogent Technologies, Inc.*..............  2,728       56,742
         Apria Healthcare Group, Inc.*............  1,488       33,093
         Aquilla, Inc.............................  3,720        6,584
         Arch Coal, Inc...........................  1,488       32,126
         Arrow Electronics, Inc.*.................  2,728       34,891
         Arthur J. Gallagher & Co.................  2,232       65,576
         ArvinMeritor, Inc........................  1,736       28,939
         Ascential Software Corp.*................  6,696       16,070
         Associated Banc Corp.....................  1,984       67,337
         Astoria Financial Corp...................  2,480       67,332
         Atmel Corp.*............................. 12,400       27,652
         Avnet, Inc...............................  3,224       34,916
         Avocent Corp.*...........................  1,240       27,553
         Bandag, Inc..............................    496       19,185
         Bank of Hawaii Corp......................  1,736       52,757
         Banknorth Group, Inc.....................  3,968       89,677
         Banta Corp...............................    744       23,265
         Barnes & Noble, Inc.*....................  1,736       31,370
         Barr Laboratories, Inc.*.................  1,240       80,712
         Beckman Coulter, Inc.....................  1,736       51,247
         Belo (A.H.) Corp.--Class A...............  2,976       63,448
         BJ's Wholesale Club, Inc.*...............  1,984       36,307
         Black Hills Corp.........................    744       19,731
         Blyth, Inc...............................  1,240       33,182
         Bob Evans Farms, Inc.....................    992       23,163
         Borders Group, Inc.*.....................  2,232       35,935
         BorgWarner, Inc..........................    744       37,512
         Bowater, Inc.............................  1,488       62,422
         Brinker International, Inc.*.............  2,480       79,980
         Broadwing, Inc.*.........................  5,704       20,078
         Brown & Brown, Inc.......................  1,736       56,108

          Common Stocks, continued
                                                   Shares    Value
                                                   ------ ------------
         C.H. Robinson Worldwide, Inc.............  2,232 $     69,638
         Cabot Corp...............................  1,736       46,073
         Cabot Microelectronics Corp.*............    744       35,117
         Cadence Design Systems, Inc.*............  6,696       78,946
         Callaway Golf Co.........................  1,984       26,288
         Career Education Corp.*..................  1,240       49,600
         Carlisle Companies, Inc..................    744       30,787
         Carmax, Inc.*............................  2,976       53,211
         Carpenter Technology Corp................    496        6,175
         Catalina Marketing Corp.*................  1,488       27,528
         CBRL Group, Inc..........................  1,488       44,833
         CDW Computer Centers, Inc.*..............  2,232       97,874
         Ceridian Corp.*..........................  3,968       57,219
         Certegy, Inc.*...........................  1,736       42,619
         Charles River Laboratories International,
          Inc.*...................................  1,240       47,715
         CheckFree Holdings Corp.*................  1,984       31,746
         Choicepoint, Inc.*.......................  2,232       88,143
         Church & Dwight, Inc.....................    992       30,187
         Cimarex Energy Co.*......................    550        9,845
         Cirrus Logic, Inc.*......................  2,232        6,428
         City National Corp.......................  1,240       54,548
         Claire's Stores, Inc.....................  1,240       27,367
         Clayton Homes, Inc.......................  3,720       45,310
         CLECO Corp...............................  1,240       17,360
         CNF, Inc.................................  1,240       41,218
         Coach, Inc.*.............................  2,480       81,642
         Colonial BancGroup, Inc..................  3,224       38,462
         Commerce Bancorp, Inc....................  1,736       74,978
         Commscope, Inc.*.........................  1,736       13,714
         Compass Bancshares, Inc..................  3,472      108,569
         Constellation Brands, Inc.*..............  2,480       58,801
         Cooper Cameron Corp.*....................  1,488       74,132
         Copart, Inc.*............................  2,480       29,363
         Covance, Inc.*...........................  1,736       42,688
         Credence Systems Corp.*..................  1,488       13,883
         Cree Research, Inc.*.....................  1,984       32,438
         Crompton Corp............................  2,976       17,707
         CSG Systems International, Inc.*.........  1,488       20,311
         Cypress Semiconductor Corp.*.............  3,224       18,441
         Cytec Industries, Inc.*..................    992       27,062
         CYTYC Corp.*.............................  3,224       32,885
         D.R. Horton, Inc.........................  3,968       68,845
         Dean Foods Co.*..........................  2,480       92,008
         DENTSPLY International, Inc..............  1,984       73,805
         DeVRY, Inc.*.............................  1,736       28,835
         Dial Corp................................  2,480       50,517
         Diebold, Inc.............................  1,984       81,780
         Dole Food Co., Inc.......................  1,488       48,479
         Dollar Tree Stores, Inc.*................  2,976       73,120
         Donaldson Company, Inc...................  1,240       44,640
         DPL, Inc.................................  3,472       53,260
         DQE, Inc.................................  1,488       22,677
         Dreyer's Grand Ice Cream, Inc............    992       70,392
         DST Systems, Inc.*.......................  3,224      114,612
         Dun & Bradstreet Corp.*..................  1,984       68,428
         Dycom Industries, Inc.*..................  1,240       16,430
         Eaton Vance Corp.........................  1,736       49,042
         Education Management Corp.*..............    992       37,299
         Edwards (A.G.), Inc......................  2,232       73,567

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                  Shares    Value
                                                  ------ ------------
          Edwards Lifesciences Corp.*............  1,488 $     37,899
          EGL, Inc.*.............................  1,240       17,670
          Emmis Communications Corp.*............  1,488       30,995
          Energizer Holdings, Inc.*..............  2,480       69,192
          Energy East Corp.......................  2,976       65,740
          Ensco International, Inc...............  3,472      102,251
          Entercom Communications Corp.*.........  1,240       58,181
          Equitable Resources, Inc...............  1,736       60,830
          E*TRADE Group, Inc.*...................  9,424       45,801
          Everest Re Group, Ltd..................  1,240       68,572
          Expeditors International of Washington,
           Inc...................................  2,976       97,166
          Express Scripts, Inc.--Class A*........  2,232      107,225
          Extended Stay America, Inc.*...........  2,480       36,580
          Fairchild Semiconductor International,
           Inc.*.................................  2,976       31,873
          Fastenal Co............................  1,984       74,182
          Federal Signal Corp....................  1,240       24,081
          FEI Co.*...............................    744       11,376
          Ferro Corp.............................    992       24,235
          Fidelity National Financial, Inc.......  2,480       81,418
          First Health Group Corp.*..............  2,728       66,426
          First Virginia Banks, Inc..............  1,984       73,864
          FirstMerit Corp........................  2,232       48,345
          Flowserve Corp.*.......................  1,488       22,008
          FMC Corp.*.............................    992       27,101
          FMC Technologies, Inc.*................  1,736       35,466
          Forest Oil Corp.*......................  1,240       34,286
          Fuller (H. B.) Co......................    744       19,255
          Furniture Brands International, Inc.*..  1,488       35,488
          Gartner Group, Inc.--Class B*..........  2,232       21,092
          GATX Corp..............................  1,240       28,297
          Gentex Corp.*..........................  1,984       62,773
          Gilead Sciences, Inc.*.................  5,208      177,073
          Glatfelter (P.H.) Co...................  1,240       16,318
          GrafTech International, Ltd.*..........  1,488        8,868
          Granite Construction, Inc..............    992       15,376
          Grant Prideco, Inc.*...................  3,224       37,527
          Great Plains Energy, Inc...............  1,736       39,720
          Greater Bay Bancorp....................  1,240       21,440
          GreenPoint Financial Corp..............  2,728      123,251
          GTECH Holdings Corp.*..................  1,488       41,456
          Hanover Compressor Co.*................  1,736       15,936
          Harris Corp............................  1,736       45,657
          Harsco Corp............................    992       31,635
          Harte-Hanks, Inc.......................  3,720       69,452
          Hawaiian Electric Industries, Inc......    992       43,628
          HCC Insurance Holdings, Inc............  1,736       42,706
          Health Net, Inc.*......................  3,224       85,114
          Helmerich & Payne, Inc.................  1,240       34,608
          Henry (Jack) & Associates, Inc.........  2,480       29,859
          Henry Schein, Inc.*....................  1,240       55,800
          Herman Miller, Inc.....................  1,984       36,506
          Hibernia Corp..........................  4,216       81,200
          Hillenbrand Industries, Inc............  1,736       83,866
          Hispanic Broadcasting Corp.--Class A*..  2,976       61,157
          HON Industries, Inc....................  1,488       42,080
          Horace Mann Educators Corp.............    992       15,207
          Hormel Foods Corp......................  3,720       86,788
          Hospitality Properties Trust...........  1,736       61,107

             Common Stocks, continued
                                                Shares    Value
                                                ------ ------------
            Hubbell, Inc.--Class B.............  1,488 $     52,289
            ICN Pharmaceuticals, Inc...........  2,232       24,351
            IDACORP, Inc.......................    992       24,631
            IDEC Pharmaceuticals Corp.*........  3,968      131,619
            Imation Corp.*.....................    992       34,799
            IMC Global, Inc....................  2,976       31,754
            Incyte Genomics, Inc.*.............  1,736        7,916
            Independence Community Bank Corp...  1,488       37,765
            IndyMac Bancorp, Inc.*.............  1,488       27,513
            InFocus Corp.*.....................    992        6,111
            Integrated Device Technology, Inc.*  2,728       22,833
            International Rectifier Corp.*.....  1,736       32,047
            International Speedway Corp........  1,488       55,487
            Internet Security Systems, Inc.*...  1,240       22,729
            Intersil Corp.--Class A*...........  3,720       51,857
            Interstate Bakeries Corp...........  1,240       18,910
            Investment Technology Group, Inc.*.  1,240       27,726
            Investors Financial Services Corp..  1,736       47,549
            IVAX Corp.*........................  5,208       63,173
            J.B. Hunt Transport Services, Inc.*    992       29,066
            Jacobs Engineering Group, Inc.*....  1,488       52,973
            JM Smucker Co......................  1,126       44,826
            Kaydon Corp........................    744       15,780
            Keane, Inc.*.......................  1,984       17,836
            Kelly Services, Inc.--Class A......    992       24,512
            KEMET Corp.*.......................  2,232       19,508
            Kennametal, Inc....................    992       34,204
            Korn/Ferry International*..........    992        7,420
            Krispy Kreme Doughnuts, Inc.*......  1,488       50,250
            L-3 Communications Holdings, Inc.*.  1,984       89,101
            LaBranche & Co., Inc.*.............  1,488       39,640
            Lam Research Corp.*................  3,472       37,498
            Lancaster Colony Corp..............    992       38,767
            Lattice Semiconductor Corp.*.......  2,976       26,100
            Lear Corp.*........................  1,736       57,774
            Lee Enterprises, Inc...............  1,240       41,565
            Legato Systems, Inc.*..............  2,976       14,969
            Legg Mason, Inc....................  1,736       84,266
            Lennar Corp........................  1,736       89,577
            Leucadia National Corp.............  1,488       55,517
            Liberty Property Trust.............  1,984       63,369
            LifePoint Hospitals, Inc.*.........    992       29,692
            Lincare Holdings, Inc.*............  2,976       94,101
            Longs Drug Stores Corp.............    992       20,574
            Longview Fibre Co..................  1,240        8,965
            LTX Corp.*.........................  1,240        7,477
            Lubrizol Corp......................  1,240       37,820
            Lyondell Chemical Co...............  4,216       53,290
            M&T Bank Corp......................  2,480      196,789
            Macromedia, Inc.*..................  1,488       15,847
            Macrovision Corp.*.................  1,240       19,890
            Mandalay Resort Group*.............  1,736       53,139
            Manpower, Inc......................  1,984       63,290
            Martin Marietta Materials..........  1,240       38,019
            McCormick & Company, Inc...........  3,720       86,304
            McDATA Corp.--Class A*.............  2,976       21,130
            MDU Resources Group, Inc...........  1,984       51,207
            Media General, Inc.--Class A.......    496       29,735
            Mentor Graphics Corp.*.............  1,736       13,645
            Mercantile Bankshares Corp.........  1,736       66,992

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
                                                December 31, 2002

             Common Stocks, continued
                                                Shares    Value
                                                ------ ------------
            Metris Cos., Inc...................  1,736 $      4,288
            Michaels Stores, Inc.*.............  1,736       54,337
            Micrel, Inc.*......................  2,480       22,270
            Microchip Technology, Inc..........  5,208      127,336
            Millennium Pharmaceuticals, Inc.*..  7,440       59,074
            Minerals Technologies, Inc.........    496       21,402
            Modine Manufacturing Co............    992       17,539
            Mohawk Industries, Inc.*...........  1,736       98,865
            MONY Group, Inc....................  1,240       29,686
            MPS Group, Inc.*...................  2,728       15,113
            Murphy Oil Corp....................  2,480      106,269
            Mylan Laboratories, Inc............  3,224      112,518
            National Commerce Financial Corp...  5,456      130,127
            National Fuel Gas Co...............  2,232       46,269
            National Instruments Corp.*........  1,488       48,345
            National-Oilwell, Inc.*............  2,232       48,747
            Neiman Marcus Group, Inc.--Class A*  1,240       37,684
            Network Associates, Inc.*..........  3,968       63,845
            Neuberger Berman, Inc..............  1,984       66,444
            New Plan Excel Realty Trust, Inc...  2,480       47,343
            New York Community Bancorp.........  2,728       78,785
            Newport Corp.*.....................    992       12,460
            Noble Energy, Inc..................  1,488       55,874
            Nordson Corp.......................    992       24,631
            Northeast Utilities System.........  3,720       56,432
            NSTAR..............................  1,488       66,052
            Ocean Energy, Inc..................  4,712       94,099
            OGE Energy Corp....................  1,984       34,918
            Ohio Casualty Corp.*...............  1,488       19,270
            Old Republic International Corp....  3,224       90,272
            Olin Corp..........................  1,488       23,138
            Omnicare, Inc......................  2,480       59,098
            ONEOK, Inc.........................  1,488       28,570
            Outback Steakhouse, Inc............  1,984       68,329
            Overture Services, Inc.*...........  1,488       40,637
            Oxford Health Plans, Inc.*.........  2,232       81,356
            PacifiCare Health Systems, Inc.*...    992       27,875
            Packaging Corporation of America*..  2,728       49,759
            Papa John's International, Inc.*...    496       13,828
            Park Place Entertainment Corp.*....  7,936       66,662
            Patterson Dental Co.*..............  1,736       75,933
            Patterson-UTI Energy, Inc.*........  1,984       59,857
            Payless ShoeSource, Inc.*..........    496       25,529
            Peabody Energy Corp................  1,240       36,245
            Pentair, Inc.......................  1,240       42,842
            Pepco Holdings, Inc................  2,659       51,558
            PepsiAmericas, Inc.................  4,216       56,621
            Perrigo Co.*.......................  1,984       24,106
            Petsmart, Inc.*....................  3,720       63,724
            Pier 1 Imports, Inc................  2,480       46,946
            Pioneer Natural Resources Co.*.....  2,976       75,144
            Pittston Brink's Group.............  1,488       27,498
            Plantronics, Inc.*.................  1,240       18,761
            Plexus Corp.*......................    992        8,710
            PMI Group, Inc.....................  2,480       74,499
            PNM Resources, Inc.................    992       23,629
            Polycom, Inc.*.....................  2,728       25,971
            Potlatch Corp......................    744       17,767
            Powerwave Technologies, Inc.*......  1,736        9,374
            Precision Castparts Corp...........  1,488       36,084

           Common Stocks, continued
                                                  Shares    Value
                                                  ------ ------------
          Price Communications Corp.*............  1,488 $     20,579
          Pride International, Inc.*.............  3,472       51,733
          Protective Life Corp...................  1,736       47,775
          Protein Design Labs, Inc.*.............  2,232       18,972
          Provident Financial Group, Inc.........  1,240       32,277
          Puget Energy, Inc......................  2,232       49,216
          Quanta Services, Inc.*.................  1,736        6,076
          Quantum Corp.*.........................  4,216       11,257
          Questar Corp...........................  2,232       62,095
          Radian Group, Inc......................  2,480       92,131
          Rayonier, Inc..........................    744       33,666
          Reader's Digest Association, Inc.......  2,728       41,193
          Republic Services, Inc.*...............  4,464       93,655
          Retek, Inc.*...........................  1,488        4,047
          Reynolds & Reynolds Co.................  1,736       44,216
          RF Micro Devices, Inc.*................  4,464       32,721
          Rollins, Inc...........................    744       18,935
          Roslyn Bancorp, Inc....................  2,232       40,243
          Ross Stores, Inc.......................  1,984       84,102
          RPM, Inc...............................  2,976       45,473
          RSA Security, Inc.*....................  1,488        8,913
          Ruddick Corp...........................  1,240       16,976
          Saks, Inc.*............................  3,720       43,673
          Sandisk Corp.*.........................  1,736       35,241
          SCANA Corp.............................  2,728       84,460
          Scholastic Corp.*......................    992       35,662
          Schulman (A.), Inc.....................    744       13,846
          SEI Investments Co.....................  2,976       80,888
          Semtech Corp.*.........................  1,984       21,665
          Sensient Technologies Corp.............  1,240       27,863
          Sepracor, Inc.*........................  2,232       21,583
          Sequa Corp.--Class A*..................    248        9,699
          SICOR, Inc.*...........................  3,224       51,100
          Sierra Pacific Resources...............  2,728       17,732
          Silicon Valley Bancshares*.............  1,240       22,630
          Six Flags, Inc.*.......................  2,480       14,161
          Smith International, Inc.*.............  2,480       80,898
          Smithfield Foods, Inc.*................  2,976       59,044
          Solutia, Inc...........................  2,728        9,903
          Sonoco Products Co.....................  2,480       56,866
          Sotheby's Holdings, Inc.--Class A*.....  1,736       15,624
          Sovereign Bancorp, Inc.................  6,944       97,563
          SPX Corp.*.............................  1,984       74,301
          StanCorp Financial Group, Inc..........    744       36,344
          STERIS Corp.*..........................  1,736       42,098
          Storage Technology Corp.*..............  2,728       58,434
          Superior Industries International, Inc.    744       30,772
          Swift Transportation Co., Inc.*........  2,232       44,680
          Sybase, Inc.*..........................  2,728       36,555
          Sykes Enterprises, Inc.*...............    992        3,254
          Sylvan Learning Systems, Inc.*.........    992       16,269
          Symantec Corp.*........................  3,720      150,698
          Synopsys, Inc.*........................  1,984       91,562
          TCF Financial Corp.....................  1,984       86,681
          Tech Data Corp.*.......................  1,488       40,116
          Tecumseh Products Co...................    496       21,888
          Teleflex, Inc..........................    992       42,547
          Telephone & Data Systems, Inc..........  1,488       69,966
          The Cheesecake Factory, Inc.*..........  1,240       44,826
          Tidewater, Inc.........................  1,488       46,277

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                 Shares    Value
                                                 ------ ------------
           Timberland Co.--Class A*.............    992 $     35,325
           Titan Corp.*.........................  1,984       20,634
           Tootsie Roll Industries, Inc.........  1,488       45,652
           Transaction Systems Architects, Inc.*    992        6,448
           Triad Hospitals, Inc.*...............  1,984       59,183
           Trinity Industries, Inc..............  1,240       23,510
           TriQuint Semiconductor, Inc.*........  3,472       14,721
           Tyson Foods, Inc.--Class A...........  9,424      105,737
           Unifi, Inc.*.........................  1,488        7,812
           United Rentals, Inc.*................  1,984       21,348
           Unitrin, Inc.........................  1,736       50,726
           Universal Corp.......................    744       27,498
           Universal Health Services, Inc.--
            Class B*............................  1,488       67,109
           Valassis Communications, Inc.*.......  1,488       43,792
           Valero Energy Corp...................  2,728      100,772
           Valspar Corp.........................  1,240       54,784
           Varco International, Inc.*...........  2,480       43,152
           Varian Medical Systems, Inc.*........  1,736       86,106
           Varian, Inc.*........................    744       21,345
           Vectren Corp.........................  1,736       39,928
           Vertex Pharmaceuticals, Inc.*........  1,984       31,446
           Viad Corp............................  2,480       55,428
           Vishay Intertechnology, Inc.*........  4,216       47,135
           VISX, Inc.*..........................  1,488       14,255
           Waddell & Reed Financial, Inc........  2,232       43,903
           Wallace Computer Services, Inc.......    992       21,338
           Washington Post Co.--Class B.........    248      183,024
           Wausau-Mosinee Paper Corp............  1,488       16,695
           Weatherford International, Ltd.*.....  3,224      128,735
           Webster Financial Corp...............  1,240       43,152
           Westamerica Bancorporation...........    992       39,859
           Westar Energy, Inc...................  1,984       19,642
           Western Gas Resources, Inc...........    992       36,555
           Westwood One, Inc.*..................  2,728      101,918
           WGL Holdings, Inc....................  1,240       29,661
           Whole Foods Market, Inc.*............  1,488       78,462
           Williams-Sonoma, Inc.*...............  2,976       80,798
           Wilmington Trust Corp................  1,736       54,996
           Wind River Systems, Inc.*............  1,984        8,134
           Wisconsin Energy Corp................  2,976       74,995
           WPS Resources Corp...................    744       28,882
           XTO Energy, Inc......................  3,224       79,633
           York International Corp..............    992       25,365
                                                        ------------
           TOTAL COMMON STOCKS..................          18,441,128
                                                        ------------

         Federal Home Loan Bank (36.2%)
                                                Principal
                                                 Amount       Value
                                                ---------- -----------
        Federal Home Loan Bank,
         0.50%, 1/2/03......................... $8,203,000 $ 8,202,772
                                                           -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              8,202,772
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $24,144,718)/(a)/--117.7%.......             26,643,900
        Net other assets/(liabilities)--(17.7)%             (4,006,951)
                                                           -----------
        NET ASSETS--100.0%.....................            $22,636,949
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $31,881,125 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $7,736,407. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $ 2,564,060
                   Unrealized depreciation.....  (7,801,285)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(5,237,225)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
           S&P MidCap 400 Futures Contracts
            expiring March 2003 (Underlying
            face amount at value $8,365,500)    39        $19,605

The UltraMid-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.4%
                     Aerospace/Defense................ 0.5%
                     Agriculture...................... 0.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.6%
                     Auto Parts & Equipment........... 0.9%
                     Banks............................ 6.1%
                     Beverages........................ 0.6%
                     Biotechnology.................... 1.2%
                     Building Materials............... 0.3%
                     Chemicals........................ 2.3%
                     Coal............................. 0.3%
                     Commercial Services.............. 2.8%
                     Computers........................ 3.8%
                     Distribution/Wholesale........... 0.5%
                     Diversified Financial Services... 2.0%
                     Electric......................... 4.1%
                     Electrical Components & Equipment 0.7%
                     Electronics...................... 1.0%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.6%
                     Environmental Control............ 0.4%
                     Food............................. 3.4%
                     Forest Products & Paper.......... 0.7%
                     Gas.............................. 0.4%

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraMid-Cap ProFund                     Investments
                                                December 31, 2002

                       Hand/Machine Tools..........  0.2%
                       Healthcare--Products........  2.7%
                       Healthcare--Services........  2.4%
                       Home Builders...............  0.9%
                       Home Furnishings............  0.2%
                       Household Products/Wares....  0.6%
                       Insurance...................  3.9%
                       Internet....................  1.7%
                       Iron/Steel..................  0.1%
                       Leisure Time................  0.1%
                       Lodging.....................  0.7%
                       Machinery--Diversified......  0.6%
                       Manufacturing...............  1.8%
                       Media.......................  2.9%
                       Metal Fabricate/Hardware....  0.2%
                       Office Furnishings..........  0.3%
                       Oil & Gas...................  3.5%
                       Oil & Gas Services..........  2.2%
                       Packaging & Containers......  0.5%
                       Pharmaceuticals.............  3.6%
                       Pipelines...................  0.9%
                       Real Estate Investment Trust  0.8%
                       Retail......................  5.7%
                       Savings & Loans.............  2.2%
                       Semiconductors..............  2.2%
                       Software....................  1.9%
                       Telecommunications..........  1.8%
                       Textiles....................  0.6%
                       Transportation..............  1.4%
                       Trucking & Leasing..........  0.1%
                       Water.......................  0.6%
                       Other....................... 18.5%

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $24,144,718)........... $ 26,643,900
        Cash...............................................      764,537
        Dividends and interest receivable..................       22,679
        Receivable for investments sold....................   19,687,643
        Receivable for capital shares issued...............    6,466,035
        Unrealized appreciation on swap contracts..........      234,299
        Variation margin on futures contracts..............       42,930
        Prepaid expenses...................................       17,355
                                                            ------------
         Total Assets......................................   53,879,378
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................   31,153,720
        Advisory fees payable..............................       40,629
        Management services fees payable...................        4,937
        Administration fees payable........................        1,620
        Distribution and service fees payable--Service
         Class.............................................        4,293
        Other accrued expenses.............................       37,230
                                                            ------------
         Total Liabilities.................................   31,242,429
                                                            ------------
      Net Assets........................................... $ 22,636,949
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 68,572,008
        Accumulated net investment income/(loss)...........      (87,558)
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (48,600,587)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................    2,753,086
                                                            ------------
      Net Assets........................................... $ 22,636,949
                                                            ============
      Investor Class:
        Net Assets......................................... $ 15,358,166
        Shares of Beneficial Interest Outstanding..........      906,546
        Net Asset Value (offering and redemption price per
         share)............................................ $      16.95
                                                            ============
      Service Class:
        Net Assets......................................... $  7,278,783
        Shares of Beneficial Interest Outstanding..........      441,624
        Net Asset Value (offering and redemption price per
         share)............................................ $      16.48
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    331,883
       Interest.............................................      104,458
                                                             ------------
        Total Investment Income.............................      436,341
                                                             ------------
     Expenses:
       Advisory fees........................................      281,589
       Management services fees.............................       56,318
       Administration fees..................................       19,866
       Distribution and service fees--Service Class.........       25,548
       Transfer agent fees..................................      155,941
       Registration and filing fees.........................       78,674
       Custody fees.........................................       74,003
       Fund accounting fees.................................       38,838
       Other fees...........................................       72,669
                                                             ------------
        Total Expenses before reductions....................      803,446
        Less Expenses reduced by the Investment
         Advisor............................................      (45,766)
                                                             ------------
        Net Expenses........................................      757,680
                                                             ------------
     Net Investment Income/(Loss)...........................     (321,339)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........   (6,185,434)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................  (14,190,264)
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................   (2,426,687)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (22,802,385)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(23,123,724)
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Statements of Changes in Net Assets
                                                                            For the           For the
                                                                          year ended        year ended
                                                                       December 31, 2002 December 31, 2001
                                                                       ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss).........................................  $      (321,339)   $    (263,666)
 Net realized gains/(losses) on investments, futures contracts and
   swap contracts.....................................................      (20,375,698)     (15,086,348)
 Change in net unrealized appreciation/(depreciation) on investments,
   futures contracts and swap contracts...............................       (2,426,687)       2,203,308
                                                                        ---------------    -------------
 Change in net assets resulting from operations.......................      (23,123,724)     (13,146,706)
                                                                        ---------------    -------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class.....................................................    1,705,103,489      935,343,977
   Service Class......................................................      124,543,995      148,316,307
 Cost of shares redeemed
   Investor Class.....................................................   (1,702,096,412)    (923,534,665)
   Service Class......................................................     (118,119,256)    (147,967,708)
                                                                        ---------------    -------------
 Change in net assets resulting from capital transactions.............        9,431,816       12,157,911
                                                                        ---------------    -------------
 Change in net assets.................................................      (13,691,908)        (988,795)
Net Assets:
 Beginning of year....................................................       36,328,857       37,317,652
                                                                        ---------------    -------------
 End of year..........................................................  $    22,636,949    $  36,328,857
                                                                        ===============    =============
Share Transactions:
 Issued
   Investor Class.....................................................       81,712,425       33,120,954
   Service Class......................................................        6,456,180        4,982,824
 Redeemed
   Investor Class.....................................................      (82,038,959)     (32,936,948)
   Service Class......................................................       (6,108,297)      (4,971,598)
                                                                        ---------------    -------------
 Change in shares.....................................................           21,349          195,232
                                                                        ===============    =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights
Selected data for a share of
beneficial interest outstanding
throughout the periods
indicated.
                                                       Investor Class
                               ---------------------------------------------------------
                                                                            For the period
                                    For the              For the         February 7, 2000/(a)/
                                  year ended           year ended              through
                               December 31, 2002    December 31, 2001     December 31, 2000
                               -----------------    -----------------    --------------------
Net Asset Value, Beginning of
 Period.......................    $     27.42          $     33.00           $     30.00
                                  -----------          -----------           -----------
Investment Activities:
 Net investment income/(loss).          (0.18)/(b)/          (0.15)/(b)/            0.14/(b)/
 Net realized and unrealized
   gains/(losses) on
   investments, futures
   contracts and swap
   contracts..................         (10.29)               (5.43)                 2.86
                                  -----------          -----------           -----------
 Total income/(loss) from
   investment activities......         (10.47)               (5.58)                 3.00
                                  -----------          -----------           -----------
Net Asset Value, End of Period    $     16.95          $     27.42           $     33.00
                                  ===========          ===========           ===========
Total Return..................         (38.18)%             (16.91)%               10.00%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.......    $15,358,166          $33,811,787           $34,622,303
Ratio of expenses to average
 net assets...................           1.95%                1.95%                 1.60%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets.......................          (0.78)%              (0.52)%                0.46%/(d)/
Ratio of expenses to average
 net assets*..................           2.08%                2.07%                 1.75%/(d)/
Portfolio turnover/(e)/.......          2,174%               2,125%                2,468%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                                      Service Class
                                              -------------------------------------------------------
                                                                                         For the period
                                                   For the             For the        February 7, 2000/(a)/
                                                 year ended          year ended             through
                                              December 31, 2002   December 31, 2001    December 31, 2000
                                              -----------------   -----------------   --------------------
Net Asset Value, Beginning of Period.........    $    26.85          $    32.66            $    30.00
                                                 ----------          ----------            ----------
Investment Activities:
 Net investment income/(loss)................         (0.41)/(b)/         (0.44)/(b)/           (0.17)/(b)/
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts............................         (9.96)              (5.37)                 2.83
                                                 ----------          ----------            ----------
 Total income/(loss) from investment
   activities................................        (10.37)              (5.81)                 2.66
                                                 ----------          ----------            ----------
Net Asset Value, End of Period...............    $    16.48          $    26.85            $    32.66
                                                 ==========          ==========            ==========
Total Return.................................        (38.62)%            (17.79)%                8.87%/(c)/
Ratios/Supplemental Data:
Net assets, end of year......................    $7,278,783          $2,517,070            $2,695,349
Ratio of expenses to average net assets......          2.95%               2.95%                 2.60%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................         (1.87)%             (1.49)%               (0.54)%/(d)/
Ratio of expenses to average net assets*.....          3.06%               3.07%                 2.74%/(d)/
Portfolio turnover/(e)/......................         2,174%              2,125%                2,468%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            UltraSmall-Cap ProFund

   For the year ended December 31, 2002, the UltraSmall-Cap ProFund had a NAV total return of -44.30%* for Investor Class shares, compared to a return of -21.58% for the unmanaged Russell 2000(R) Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of 2,000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the UltraSmall-Cap ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                                     [CHART]

Value of a $10,000 Investment

            UltraSmall-Cap - Investor   UltraSmall-Cap - Service   Russell 2000
            -------------------------   ------------------------   ------------
2/7/00                 $10,000                   $10,000              $10,000
3/00                    10,037                    10,013               10,126
6/00                     8,723                     8,703                9,715
9/00                     8,587                     8,547                9,793
12/00                    6,923                     6,863                9,082
3/01                     5,527                     5,473                8,462
6/01                     6,837                     6,757                9,632
9/01                     4,090                     4,030                7,605
12/01                    5,757                     5,653                9,176
3/02                     6,097                     5,980                9,513
6/02                     4,933                     4,823                8,690
9/02                     2,960                     2,890                6,805
12/02                    3,207                     3,123                7,196

-----------------------------------------------
           Average Annual Total Return
                   as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year                (2/7/00)
-----------------------------------------------
Investor       (44.30)%              (32.46)%
-----------------------------------------------
Service        (44.75)%              (33.07)%
-----------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from 2/7/00 to 12/31/02.

    The performance of the UltraSmall-Cap ProFund is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.


The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

            Common Stocks (84.1%)
                                                Shares        Value
                                                -------    ------------
           @ROAD, Inc.*........................     846    $      3,494
           1-800 CONTACTS, Inc.*...............     224           6,176
           1-800-FLOWERS.COM, Inc.*............     500           3,125
           1st Source Corp.....................     585           9,799
           3D Systems Corp.*...................     320           2,496
           3TEC Energy Corp.*..................     634           8,996
           4Kids Entertainment, Inc.*..........     382           8,435
           7-Eleven, Inc.*.....................     931           6,983
           A.C. Moore Arts & Crafts, Inc.*.....     490           6,228
           A.M. Castle & Co.*..................     278           1,265
           Aaon, Inc.*.........................     383           7,059
           AAR Corp............................   1,037           5,341
           Aaron Rents, Inc....................     573          12,537
           ABC Bancorp.........................     399           5,167
           Abgenix, Inc.*......................   3,158          23,274
           ABIOMED, Inc.*......................     505           1,838
           ABM Industries, Inc.................   1,527          23,669
           Acacia Research--Acacia Technologies     792           1,909
           Acacia Research--CombiMatrix*.......     443           1,613
           Acadia Realty Trust.................     541           4,014
           Acclaim Entertainment, Inc.*........   2,811           1,855
           ACME Communications, Inc.*..........     372           2,965
           Actel Corp.*........................     849          13,771
           Acterna Corp.*......................   1,082             173
           Action Performance Cos., Inc........     632          12,008
           Active Power, Inc.*.................   1,354           2,410
           Actuant Corp.*......................     369          17,140
           Actuate Corp.*......................   1,783           3,156
           Acuity Brands, Inc..................   1,676          22,693
           ADE Corp.*..........................     376           2,245
           Administaff, Inc.*..................     770           4,620
           Adolor Corp.*.......................   1,260          17,287
           ADTRAN, Inc.*.......................     818          26,912
           Advanced Digital Information Corp.*.   2,515          16,876
           Advanced Energy Industries, Inc.*...     672           8,548
           Advanced Marketing Services, Inc....     568           8,350
           Advanced Neuromodulation Systems,
            Inc.*..............................     356          12,496
           Advanced Power Technology, Inc.*....     225             731
           Advanta Corp.--Class B..............     893           8,386
           Advisory Board Co.*.................     227           6,787
           ADVO, Inc.*.........................     761          24,983
           AEP Industries, Inc.*...............     165           2,157
           Aeroflex, Inc.*.....................   2,421          16,705
           Aeropostale, Inc.*..................     505           5,338
           Aether Systems, Inc.*...............   1,462           5,497
           AFC Enterprises, Inc.*..............     531          11,156
           Aftermarket Technology Corp.*.......     303           4,393
           Agile Software Corp.*...............   1,522          11,780
           AGL Resources, Inc..................   2,255          54,796
           Airborne, Inc.......................   1,949          28,904
           Airgas, Inc.*.......................   2,331          40,210
           AirGate PCS, Inc.*..................     989             613
           AirTran Holdings, Inc.*.............   2,544           9,922
           Akamai Technologies, Inc.*..........   3,977           6,880
           Aksys, Ltd.*........................   1,032           5,470
           Alabama National BanCorporation.....     392          17,052
           Alamo Group, Inc....................     246           3,014
           Alamosa Holdings, Inc.*.............   2,977           1,548
           ALARIS Medical, Inc.*...............     573           3,495

          Common Stocks, continued
                                                  Shares       Value
                                                  -------   ------------
         Alaska Air Group, Inc.*.................     974   $     21,088
         Alaska Communications Systems Holdings,
          Inc.*..................................     246            453
         Albany International Corp.--Class A.....     957         19,772
         Albany Molecular Research, Inc.*........     834         12,336
         Alderwoods Group, Inc.*.................   1,610          7,614
         Alexander & Baldwin, Inc................   1,649         42,528
         Alexander's, Inc.*......................      78          5,035
         Alexandria Real Estate Equities, Inc....     717         30,544
         Alexion Pharmaceuticals, Inc.*..........     736         10,392
         Alfa Corp...............................   1,408         16,911
         Alico, Inc..............................     134          3,564
         Align Technology, Inc.*.................   1,337          3,691
         Alkermes, Inc.*.........................   2,198         13,781
         Allegiance Telecom, Inc.*...............   4,421          2,962
         Allegiant Bancorp, Inc..................     478          8,713
         Allen Telecom, Inc.*....................   1,107         10,483
         Alliance Gaming Corp.*..................   1,708         29,088
         Alliance Imaging, Inc.*.................     469          2,486
         Alliance Semiconductor Corp.*...........     900          3,537
         Allos Therapeutics, Inc.*...............     928          6,979
         Alloy, Inc.*............................   1,260         13,797
         Allscripts Healthcare Solution, Inc.*...     936          2,237
         Alpharma, Inc...........................   1,196         14,244
         Altiris, Inc.*..........................     204          3,248
         Ambassadors Groups, Inc.*...............     227          2,938
         AMC Entertainment, Inc.*................   1,183         10,470
         AMCOL International Corp................     799          4,634
         Amcore Financial, Inc...................     999         21,678
         AMERCO*.................................     400          1,768
         American Capital Strategies, Ltd........   1,674         36,142
         American Financial Holdings, Inc........     861         25,727
         American Healthways, Inc.*..............     431          7,543
         American Home Mortgage Holdings, Inc....     347          3,817
         American Italian Pasta Co.*.............     672         24,179
         American Management Systems, Inc.*......   1,579         18,932
         American Medical Security Group, Inc....     246          3,439
         American Medical Systems Holdings, Inc.*     787         12,757
         American National Bankshares, Inc.......     231          6,006
         American Pharmaceutical Partners, Inc.*.     342          6,088
         American Physicians Capital, Inc.*......     349          6,565
         American States Water Co................     613         14,191
         American Superconductor Corp.*..........     832          2,504
         American Tower Corp.*...................   6,528         23,044
         American Woodmark Corp..................     187          8,883
         AMERIGROUP Corp.*.......................     385         11,670
         AmeriPath, Inc.*........................   1,135         24,403
         Ameristar Casinos, Inc.*................     418          5,894
         Ameritrade Holding Corp.--Class A*......   3,714         21,021
         Ameron International Corp...............     145          7,997
         Ametek, Inc.............................   1,334         51,346
         Amli Residential Properties Trust.......     541         11,512
         AmSurg Corp.*...........................     825         16,855
         Amylin Pharmaceuticals, Inc.*...........   2,473         39,914
         ANADIGICS, Inc.*........................   1,240          3,199
         Analogic Corp...........................     271         13,628
         Anaren Microwave, Inc.*.................     908          7,990
         Anchor BanCorp Wisconsin, Inc...........     852         17,679
         Angelica Corp...........................     347          7,166
         Anixter International, Inc.*............   1,260         29,295

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

           Common Stocks, continued
                                                  Shares        Value
                                                  -------    ------------
          AnnTaylor Stores Corp.*................   1,777    $     36,285
          Answerthink, Inc.*.....................   1,894           4,735
          ANSYS, Inc.*...........................     590          11,918
          Anteon International Corp.*............     607          14,568
          Anthracite Capital, Inc................   1,853          20,198
          Antigenics, Inc.*......................     886           9,073
          Anworth Mortgage Asset Corp............     976          12,268
          APAC Customer Services, Inc.*..........   1,039           2,431
          Apex Mortgage Capital, Inc.............   1,184           7,743
          Aphton Corp.*..........................     825           3,209
          Apogee Enterprises, Inc................   1,142          10,222
          Applera Corp.--Celera Genomics Group*..   2,775          26,500
          Applica, Inc.*.........................     650           3,250
          Applied Films Corp.*...................     447           8,935
          Applied Industrial Technologies, Inc...     772          14,591
          Applied Molecular Evolution, Inc.*.....     541           1,109
          Apria Healthcare Group, Inc.*..........   1,646          36,607
          Arbitron, Inc.*........................   1,183          39,630
          Arch Chemicals, Inc....................     810          14,783
          Arch Coal, Inc.........................   1,826          39,424
          Arctic Cat, Inc........................     606           9,696
          Arden Group, Inc.*.....................      55           3,329
          Arena Pharmaceuticals, Inc.*...........     785           5,110
          Argonaut Group, Inc....................     871          12,847
          Argosy Gaming Co.*.....................   1,006          19,044
          Ariad Pharmaceuticals, Inc.*...........   1,255           3,012
          Ariba, Inc.*...........................  10,679          26,484
          Arkansas Best Corp.*...................     867          22,526
          Armor Holdings, Inc.*..................     954          13,137
          ArQule, Inc.*..........................     857           2,614
          Array Biopharma, Inc.*.................     780           4,329
          Arris Group, Inc.*.....................   2,638           9,418
          Arrow Financial Corp...................     258           7,939
          Arrow International, Inc...............     374          15,210
          Artesyn Technologies, Inc.*............   1,199           4,604
          ArthroCare Corp.*......................     880           8,668
          Artisan Components, Inc.*..............     601           9,273
          Asbury Automotive Group, Inc.*.........     308           2,590
          Ascent Media Group, Inc.--Class A*.....     249             279
          Ascential Software Corp.*..............   9,747          23,393
          AsiaInfo Holdings, Inc.*...............   1,166           7,393
          Aspect Communications Corp.*...........   2,122           6,026
          Aspen Technology, Inc.*................   1,545           4,372
          Associated Estates Realty Corp.........     652           4,401
          Astec Industries, Inc.*................     615           6,107
          AstroPower, Inc.*......................     754           6,024
          Asyst Technologies, Inc.*..............   1,540          11,319
          Ata Holdings Corp.*....................     125             571
          Atherogenics, Inc.*....................   1,001           7,417
          Atlantic Coast Airlines Holdings, Inc.*   1,639          19,717
          Atlas Air, Inc.*.......................     666           1,006
          ATMI, Inc.*............................   1,090          20,187
          Atmos Energy Corp......................   1,668          38,898
          Atrix Laboratories, Inc.*..............     825          12,655
          Atwood Oceanics, Inc.*.................     358          10,776
          Audiovox Corp.--Class A*...............     679           7,022
          August Technology Corp.*...............     292           1,478
          Aurora Foods, Inc.*....................   1,021             796
          Avanex Corp.*..........................   2,368           2,482
          AVANIR Pharmaceuticals--Class A*.......   2,358           2,358

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          Avatar Holdings, Inc.*.................     175 $      4,025
          Avenue A, Inc.*........................   1,403        4,069
          Aviall, Inc.*..........................     756        6,086
          Avid Technology, Inc.*.................   1,006       23,088
          Avigen, Inc.*..........................     810        4,625
          Avista Corp............................   1,927       22,276
          Avocent Corp.*.........................   1,678       37,284
          Axcelis Technologies, Inc.*............   3,957       22,195
          AXT, Inc.*.............................     751        1,352
          Aztar Corp.*...........................   1,383       19,749
          Baldor Electric Co.....................   1,229       24,273
          Baldwin & Lyons, Inc.--Class B.........     235        5,534
          Bally Total Fitness Holding Corp.*.....   1,246        8,834
          BancFirst Corp.........................     152        7,144
          Bandag, Inc............................     421       16,284
          Bank Mutual Corp.......................     449       10,385
          Bank of Granite Corp...................     552        9,660
          Bank of the Ozarks, Inc................     175        4,102
          Bankatlantic Bancorp, Inc.--Class A....   1,681       15,886
          BankUnited Financial Corp.--Class A*...     861       13,931
          Banner Corp............................     416        7,846
          Banta Corp.............................   1,007       31,489
          Barnes Group, Inc......................     416        8,466
          BARRA, Inc.*...........................     605       18,350
          Bassett Furniture Industries, Inc......     406        5,814
          Bay View Capital Corp.*................   2,533       14,565
          BE Aerospace, Inc.*....................   1,443        5,253
          Beasley Broadcast Group, Inc.--Class A*     239        2,858
          Beazer Homes U.S.A., Inc.*.............     483       29,271
          Bebe Stores, Inc.*.....................     173        2,318
          Bedford Property Investors, Inc........     580       14,900
          BEI Technologies, Inc..................     441        4,935
          Bel Fuse, Inc.--Class B................     394        7,939
          Belden, Inc............................     916       13,942
          Bell Microproducts, Inc.*..............     699        3,872
          Benchmark Electronics, Inc.*...........     914       26,195
          Benihana, Inc.--Class A*...............     192        2,592
          Bentley Pharmaceuticals, Inc.*.........     490        3,945
          Berkshire Hills Bancorp, Inc...........     249        5,864
          Berry Petroleum Co.--Class A...........     664       11,321
          Beverly Enterprises, Inc.*.............   3,959       11,283
          Bio-Rad Laboratories, Inc.--Class A*...     679       26,277
          Bio-Reference Laboratories, Inc.*......     292        1,802
          Bio-Technology General Corp.*..........   2,365        7,570
          BioMarin Pharmaceutical, Inc.*.........   1,467       10,342
          Biopure Corp.*.........................     749        2,786
          Bioreliance Corp.*.....................     134        3,105
          Biosite Diagnostics, Inc.*.............     463       15,751
          BKF Capital Group, Inc.*...............     239        4,218
          Black Box Corp.........................     818       36,647
          Black Hills Corp.......................   1,087       28,827
          Blair Corp.............................     320        7,463
          Blyth, Inc.............................   1,304       34,894
          Bob Evans Farms, Inc...................   1,416       33,064
          Boca Resorts, Inc.--Class A*...........   1,148       12,284
          Bombay Co., Inc.*......................   1,337        6,685
          Bone Care International, Inc.*.........     385        3,746
          Borland Software Corp.*................   2,454       30,184
          Boston Beer Co., Inc.--Class A*........     372        5,320
          Boston Communications Group, Inc.*.....     520        6,609

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

          Common Stocks, continued
                                                   Shares        Value
                                                   -------    ------------
         Boston Private Financial Holdings, Inc...     776    $     15,411
         BostonFed Bancorp, Inc...................     160           4,272
         Bowne & Co., Inc.........................   1,354          16,180
         Boyd Gaming Corp.*.......................   1,253          17,605
         Boyds Collection, Ltd.*..................     714           4,748
         Boykin Lodging Co........................     694           6,475
         Bradley Pharmaceuticals, Inc.*...........     333           4,339
         Brady Corp.--Class A.....................     741          24,712
         Brandywine Realty Trust..................   1,073          23,402
         Bridgford Foods Corp.....................     119           1,334
         Briggs & Stratton Corp...................     874          37,118
         Bright Horizons Family Solutions, Inc.*..     407          11,445
         BriteSmile, Inc.*........................     488             161
         Broadwing, Inc.*.........................   7,740          27,245
         Brookline Bancorp, Inc...................   2,372          28,226
         Brooks-PRI Automation, Inc.*.............   1,365          15,643
         Brookstone, Inc.*........................     340           4,916
         Brown Shoe Co., Inc......................     707          16,848
         Bruker AXS, Inc.*........................     364             659
         Bruker Daltronics, Inc.*.................     453           2,202
         Brush Wellman, Inc.*.....................     670           3,685
         Bryn Mawr Bank Corp......................     145           5,311
         BSB Bancorp, Inc.........................     347           7,277
         Buca, Inc.*..............................     615           5,117
         Buckeye Technologies, Inc.*..............   1,037           6,378
         Building Materials Holding Corp..........     492           7,036
         Burlington Coat Factory Warehouse Corp...     719          12,906
         Bush Industries, Inc.....................     340           1,646
         Butler Manufacturing Co..................     222           4,296
         BWAY Corp.*..............................     166           3,283
         C&D Technologies, Inc....................   1,051          18,571
         C-COR.net Corp.*.........................   1,270           4,216
         Cable Design Technologies Corp.*.........   1,792          10,573
         Cabot Microelectronics Corp.*............     916          43,235
         Cabot Oil & Gas Corp.....................   1,117          27,679
         Cache, Inc.*.............................     106           1,463
         CACI International, Inc.--Class A*.......   1,151          41,022
         Cadiz, Inc.*.............................   1,467             807
         Cal Dive International, Inc.*............   1,487          34,945
         Calgon Carbon Corp.......................   1,354           6,689
         California First National Bancorp........     140           1,792
         California Pizza Kitchen, Inc.*..........     573          14,440
         California Water Service Group...........     563          13,315
         Caliper Technologies Corp.*..............     983           2,949
         Cambrex Corp.............................     908          27,430
         Camden National Corp.....................     322           7,792
         Caminus Corp.*...........................     347             812
         Cantel Medical Corp.*....................     266           3,368
         Capital Automotive Real Estate Investment
          Trust...................................     863          20,453
         Capital City Bank Group, Inc.............     281          11,012
         Capitol Bancorp, Ltd.....................     308           7,146
         Capstead Mortgage Corp...................     389           9,589
         Capstone Turbine Corp.*..................   3,131           2,818
         Caraustar Industries, Inc................   1,062          10,068
         CARBO Ceramics, Inc......................     369          12,435
         Cardiac Science, Inc.*...................   2,217           4,900
         CardioDynamics International Corp.*......   1,290           3,960
         Carlisle Cos., Inc.......................   1,226          50,731
         Carpenter Technology Corp................     772           9,611

            Common Stocks, continued
                                                 Shares        Value
                                                 -------    ------------
           Carreker Corp.*......................     777    $      3,520
           Cascade Bancorp......................     505           6,979
           Cascade Corp.........................     376           5,998
           Cascade Natural Gas Corp.............     447           8,940
           Casella Waste Systems, Inc.*.........     667           5,930
           Casey's General Stores, Inc..........   1,574          19,219
           Cash America International, Inc......     886           8,435
           Catapult Communications Corp.*.......     212           2,533
           Cathay Bancorp, Inc..................     624          23,706
           Cato Corp.--Class A..................     591          12,760
           CB Bancshares, Inc...................     135           5,740
           CBL & Associates Properties, Inc.....     818          32,761
           CCBT Financial Cos., Inc.............     347           8,911
           CCC Information Services Group, Inc.*     495           8,786
           CDI Corp.*...........................     478          12,896
           Cell Genesys, Inc.*..................   1,329          14,820
           Cell Therapeutics, Inc.*.............   1,341           9,749
           Centene Corp.*.......................     204           6,852
           Centennial Communications Corp.*.....     404           1,054
           Center Trust, Inc....................     423           3,299
           Centex Construction Products, Inc....     261           9,174
           Centillium Communications, Inc.*.....   1,124           2,540
           Central Coast Bancorp*...............     297           5,869
           Central Garden & Pet Co.*............     572          10,588
           Central Parking Corp.................     702          13,240
           Central Vermont Public Service Corp..     469           8,573
           Century Aluminum Co..................     478           3,542
           Century Bancorp, Inc.--Class A.......     124           3,288
           Century Business Services, Inc.*.....   3,185           8,440
           Cepheid, Inc.*.......................   1,063           5,419
           Ceres Group, Inc.*...................     767           1,473
           Cerus Corp.*.........................     539          11,589
           CFS Bancorp, Inc.....................     485           6,936
           CH Energy Group, Inc.................     657          30,636
           Champion Enterprises, Inc.*..........   1,967           5,606
           Championship Auto Racing Teams, Inc.*     436           1,613
           Champps Entertainment, Inc.*.........     333           3,167
           Charles River Associates, Inc.*......     299           4,234
           Charlotte Russe Holding, Inc.*.......     300           3,183
           Charming Shoppes, Inc.*..............   4,801          20,068
           Charter Financial Corp...............     156           4,849
           Charter Municipal Mortgage Acceptance
            Co..................................   1,660          28,834
           Chateau Communities, Inc.............     903          20,769
           Chattem, Inc.*.......................     418           8,590
           Checkers Drive-In Restaurants, Inc.*.     330           2,066
           Checkpoint Systems, Inc.*............   1,301          13,452
           Chelsea Property Group, Inc..........   1,226          40,838
           Chemed Corp..........................     394          13,928
           Chemical Financial Corp..............     911          29,289
           Cherokee, Inc.*......................     193           2,818
           Chesapeake Corp......................     566          10,103
           Chesapeake Energy Corp...............   5,731          44,358
           Chicago Pizza & Brewery, Inc.*.......     426           2,939
           Chippac, Inc.--Class A*..............   1,953           6,933
           Chiquita Brands International, Inc.*.   1,452          19,254
           Chittenden Corp......................   1,198          30,525
           Choice Hotels International, Inc.*...     819          18,591
           Cholestech Corp.*....................     468           3,257
           Chordiant Software, Inc.*............   1,445           2,081

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           Christopher & Banks Corp.*...........     942 $     19,547
           Churchill Downs, Inc.................     240        9,163
           Ciber, Inc.*.........................   2,249       11,582
           Cima Labs, Inc.*.....................     573       13,861
           Ciphergen Biosystems, Inc.*..........     825        2,846
           Circor International, Inc............     405        6,440
           Cirrus Logic, Inc.*..................   2,931        8,441
           Citizens First Bancorp, Inc..........     344        7,244
           Citizens, Inc.*......................     916        6,869
           City Bank............................     303        7,499
           City Holding Co......................     679       19,182
           CKE Restaurants, Inc.*...............   2,052        8,824
           Claire's Stores, Inc.................   1,708       37,695
           Clarcor, Inc.........................   1,004       32,399
           Clark/Bardes, Inc.*..................     573       11,030
           Clearone Communications, Inc.*.......     318        1,415
           CLECO Corp...........................   1,644       23,016
           Cleveland-Cliffs, Inc................     356        7,067
           Closure Medical Corp.*...............     209        2,190
           CNA Surety Corp......................     624        4,898
           CNET Networks, Inc.*.................   5,013       13,585
           Coachmen Industries, Inc.............     577        9,117
           Coastal Bancorp, Inc.................     155        5,014
           Coastal Financial Corp...............     339        4,624
           Cobalt Corp.*........................     379        5,230
           CoBiz, Inc...........................     302        4,485
           Coca-Cola Bottling Co................      35        2,258
           Cognex Corp.*........................   1,351       24,899
           Cognizant Technology Solutions Corp.*     328       23,691
           Coherent, Inc.*......................   1,164       23,222
           Cohu, Inc............................     834       12,260
           Coinstar, Inc.*......................     878       19,887
           Coldwater Creek, Inc.*...............     187        3,590
           Cole National Corp.*.................     392        4,469
           Collins & Aikman Corp.*..............     983        4,374
           Colonial Properties Trust............     568       19,278
           Columbia Bancorp.....................     236        5,199
           Columbia Banking System, Inc.*.......     537        6,772
           Columbia Laboratories, Inc.*.........   1,053        3,538
           Columbus Mckinnon Corp.*.............     495        1,891
           Comfort Systems U.S.A., Inc.*........   1,526        5,112
           Commerce Group, Inc..................     991       37,153
           Commercial Federal Corp..............   1,826       42,636
           Commercial Metals Co.................     974       15,818
           Commercial NET Lease Realty..........   1,480       22,688
           Commonwealth Bancorp, Inc............     303       14,050
           Commonwealth Telephone Enterprises,
            Inc.*...............................     439       15,734
           Commscope, Inc.*.....................   2,082       16,448
           Community Bank System, Inc...........     457       14,327
           Community Banks, Inc.................     310        8,587
           Community First Bankshares, Inc......   1,610       42,600
           Community Trust Bancorp, Inc.........     510       12,821
           Compucom Systems, Inc.*..............     921        5,167
           CompuCredit Corp.*...................     690        4,878
           Computer Horizons Corp.*.............   1,267        4,143
           Computer Network Technology Corp.*...   1,021        7,249
           Computer Programs & Systems, Inc.*...     116        2,872
           CompX International, Inc.--Class B...     150        1,256
           Comstock Resources, Inc.*............     916        8,510

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           Conceptus, Inc.*.....................     676 $      8,098
           Concord Camera Corp.*................     974        5,289
           Concord Communications, Inc.*........     645        5,799
           Concurrent Computer Corp.*...........   2,498        7,194
           CONMED Corp.*........................   1,085       21,255
           Connecticut Bancshares, Inc..........     453       17,418
           Connecticut Water Service, Inc.......     308        7,771
           Connetics Corp.*.....................   1,236       14,857
           Consolidated Graphics, Inc.*.........     449        9,990
           Cooper Cos., Inc.....................   1,229       30,750
           Coorstek, Inc.*......................     347        8,866
           Corinthian Colleges, Inc.*...........   1,526       57,773
           Corixa Corp.*........................   1,860       11,885
           Corn Products International, Inc.....   1,364       41,097
           Cornell Cos., Inc.*..................     529        4,761
           Cornerstone Realty Income Trust, Inc.   1,942       15,458
           Corporate Executive Board Co.*.......   1,496       47,751
           Corporate Office Properties Trust....     687        9,639
           Correctional Properties Trust........     293        6,358
           Corrections Corp. of America*........   1,130       19,380
           Corus Bankshares, Inc................     361       15,761
           Corvel Corp.*........................     264        9,438
           Cost Plus, Inc.*.....................     777       22,277
           CoStar Group, Inc.*..................     527        9,723
           Courier Corp.........................     150        6,876
           Covance, Inc.*.......................   2,513       61,795
           Covansys Corp.*......................     776        2,916
           Covenant Transport, Inc.*............     234        4,437
           CPB, Inc.............................     570       15,646
           CPI Corp.............................     284        4,115
           Crawford & Co.--Class B..............   1,076        5,380
           Cray, Inc.*..........................   1,860       14,266
           Credence Systems Corp.*..............   2,447       22,831
           Credit Acceptance Corp.*.............     535        3,414
           Cree Research, Inc.*.................   2,941       48,084
           Crompton Corp........................   4,592       27,322
           Cross Country, Inc.*.................   1,302       18,163
           Cross Media Marketing Corp.*.........     335          184
           Crown American Realty Trust..........   1,016        9,347
           Crown Cork & Seal Co., Inc.*.........   6,445       51,238
           Crown Media Holdings, Inc.--Class A*.   1,015        2,294
           Cryolife, Inc.*......................     655        4,474
           CSK Auto Corp.*......................   1,148       12,628
           CSS Industries, Inc.*................     135        4,469
           CT Communications, Inc...............     681        7,695
           CTS Corp.............................   1,203        9,323
           Cubic Corp...........................     624       11,500
           Cubist Pharmaceuticals, Inc.*........   1,095        9,012
           Culp, Inc.*..........................     246        2,091
           Cuno, Inc.*..........................     625       20,700
           CuraGen Corp.*.......................   1,730        8,045
           Curative Health Services, Inc.*......     414        7,142
           Curtiss-Wright Corp..................     418       26,676
           CV Therapeutics, Inc.*...............   1,097       19,987
           CVB Financial Corp...................   1,062       27,006
           Cyberonics, Inc.*....................     876       16,118
           Cytec Industries, Inc.*..............   1,600       43,648
           D & K Healthcare Resources, Inc......     520        5,325
           Daisytek International Corp.*........     719        5,702
           Daktronics, Inc.*....................     566        7,573

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

           Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
          Datascope Corp........................     475 $     11,780
          Datastream Systems, Inc.*.............     632        4,045
          Dave & Buster's, Inc.*................     443        3,832
          DDi Corp.*............................   1,937          426
          Deb Shops, Inc........................     166        3,687
          Decode Genetics, Inc.*................   1,467        2,714
          Del Laboratories, Inc.*...............     171        3,454
          Del Monte Foods Co.*..................   7,437       57,265
          dELiA*s Corp.*........................   1,308          589
          Delphi Financial Group, Inc.--Class A.     531       20,157
          Delta & Pine Land Co..................   1,487       30,350
          Deltagen, Inc.*.......................     322          155
          Deltic Timber Corp....................     399       10,653
          Denbury Resources, Inc.*..............     954       10,780
          Dendrite International, Inc.*.........   1,251        9,345
          Department 56, Inc.*..................     447        5,766
          DHB Industries, Inc.*.................     670        1,112
          DiamondCluster International, Inc.--
           Class A*.............................     819        2,572
          DIANON Systems, Inc.*.................     340       16,221
          Digene Corp.*.........................     476        5,455
          Digimarc Corp.*.......................     356        4,037
          Digital Insight Corp.*................   1,144        9,941
          Digital River, Inc.*..................   1,078       12,882
          Digitas, Inc.*........................     376        1,301
          Dime Community Bancshares, Inc........     900       17,235
          DIMON, Inc............................   1,664        9,984
          Dionex Corp.*.........................     709       21,064
          Discovery Partners International*.....     687        1,910
          Diversa Corp.*........................     968        8,760
          Dj Orthopedics, Inc.*.................     292        1,098
          Docucorp International, Inc.*.........     322        2,132
          Documentum, Inc.*.....................   1,602       25,087
          Dollar Thrifty Automotive Group, Inc.*     987       20,875
          Dominion Homes, Inc.*.................     100        1,425
          DoubleClick, Inc.*....................   4,794       27,134
          Dover Downs Gaming & Entertainment,
           Inc..................................     400        3,636
          Dover Motorsports, Inc................     632        2,939
          DQE, Inc..............................   2,887       43,998
          Dress Barn, Inc.*.....................   1,122       14,923
          Drew Industries, Inc..................     207        3,322
          Drexler Technology Corp.*.............     345        4,347
          Drill-Quip, Inc.*.....................     254        4,293
          DRS Technologies, Inc.*...............     669       20,959
          drugstore.com, Inc.*..................   1,053        2,527
          DSP Group, Inc.*......................   1,095       17,323
          Duane Reade, Inc.*....................     876       14,892
          Ducommun, Inc.*.......................     276        4,375
          DuPont Photomasks, Inc.*..............     483       11,230
          Dura Automotive Systems, Inc.*........     597        5,994
          Durect Corp.*.........................     991        2,002
          DVI, Inc.*............................     505        3,813
          Dycom Industries, Inc.*...............   1,934       25,626
          Dynacq International, Inc.*...........     219        3,147
          Dynamics Research Corp.*..............     274        3,839
          E.piphany, Inc.*......................   2,537       10,579
          EarthLink, Inc.*......................   5,049       27,517
          EarthShell Corp.*.....................   2,838        1,646
          East-West Bancorp, Inc................     954       34,420

            Common Stocks, continued
                                                Shares     Value
                                                ------- ------------
           Eastgroup Properties, Inc...........     580 $     14,790
           Echelon Corp.*......................   1,012       11,345
           Eclipsys Corp.*.....................   1,398        7,479
           EDO Corp............................     619       12,863
           eFunds Corp.*.......................   1,878       17,109
           EGL, Inc.*..........................   1,388       19,779
           El Paso Electric Co.*...............   1,888       20,768
           Electro Rent Corp.*.................     566        6,860
           Electro Scientific Industries, Inc.*   1,107       22,140
           Electroglas, Inc.*..................     854        1,315
           Electronics Boutique Holdings Corp.*     406        6,419
           Electronics for Imaging, Inc.*......   2,190       35,612
           Elizabeth Arden, Inc.*..............     527        7,800
           ElkCorp.............................     787       13,615
           Embarcadero Technologies, Inc.*.....     322        1,922
           Embrex, Inc.*.......................     288        3,205
           EMC Insurance Group, Inc............      88        1,573
           EMCOR Group, Inc.*..................     596       31,594
           EMCORE Corp.*.......................     974        2,133
           Empire District Electric Co.........     898       16,344
           EMS Technologies, Inc.*.............     423        6,603
           Encore Acquisition Co.*.............     354        6,521
           Encore Wire Corp.*..................     537        4,860
           Endo Pharmaceuticals Holdings, Inc.*     849        6,536
           Endocardial Solutions, Inc.*........     551        1,862
           Energen Corp........................   1,390       40,449
           Energy Conversion Devices, Inc.*....     605        5,929
           Energy Partners, Ltd.*..............     772        8,260
           Energysouth, Inc....................     166        4,681
           Engineered Support Systems, Inc.....     578       21,189
           Ennis Business Forms, Inc...........     659        7,658
           Entegris, Inc.*.....................   1,856       19,117
           Enterasys Networks, Inc.*...........   6,528       10,184
           Entertainment Properties Trust......     695       16,346
           Entrust Technologies, Inc.*.........   1,932        6,492
           Enzo Biochem, Inc.*.................     932       13,048
           Enzon, Inc.*........................   1,730       28,925
           Eon Labs, Inc.*.....................     397        7,507
           EPIQ Systems, Inc.*.................     399        6,113
           Epix Medical, Inc.*.................     505        3,651
           Equity Inns, Inc....................   1,633        9,831
           Equity One, Inc.....................     246        3,284
           eResearch Technology, Inc.*.........     324        5,427
           Escalade, Inc.*.....................     140        2,800
           ESCO Technologies, Inc.*............     483       17,871
           eSPEED, Inc.--Class A*..............     908       15,383
           Esperion Therapeutics, Inc.*........   1,179        8,380
           ESS Technology, Inc.*...............   1,223        7,693
           Essex Property Trust, Inc...........     583       29,646
           Esterline Technologies Corp.*.......     836       14,772
           eUniverse, Inc.*....................     510        2,897
           Euronet Worldwide, Inc.*............     570        4,281
           Evergreen Resources, Inc.*..........     763       34,221
           Exact Sciences Corp.*...............     460        4,982
           Exar Corp.*.........................   1,575       19,530
           Excel Technology, Inc.*.............     351        6,279
           Exelixis, Inc.*.....................   1,824       14,592
           Exploration Co. of Delaware*........     630        1,877
           ExpressJet Holdings, Inc.*..........   1,211       12,413
           Extreme Networks, Inc.*.............   4,160       13,603

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Exult, Inc.*............................   1,912 $      6,080
         F&M Bancorp.............................     436       13,952
         F.A.O., Inc.*...........................     670          315
         F5 Networks, Inc.*......................     896        9,623
         Factory 2-U Stores, Inc.*...............     524        1,787
         FactSet Research Systems, Inc...........     839       23,719
         FalconStor Software, Inc.*..............   1,374        5,331
         Farmer Brothers Co......................      35       10,815
         Farmers Capital Bank Corp...............     251        8,346
         FBL Financial Group, Inc.--Class A......     460        8,956
         FBR Asset Investment Corp...............     825       27,968
         Federal Agricultural Mortgage Corp.--
          Class C*...............................     318        9,744
         Federal Realty Investment Trust.........   1,560       43,867
         Federal Signal Corp.....................   1,930       37,481
         FEI Co.*................................     974       14,892
         FelCor Lodging Trust, Inc...............   1,993       22,800
         Ferro Corp..............................   1,309       31,979
         Fidelity Bankshares, Inc................     639       11,438
         Fidelity National Information Solutions,
          Inc.*..................................     588       10,143
         Filenet Corp.*..........................   1,346       16,421
         Financial Federal Corp.*................     511       12,841
         Financial Industries Corp...............     319        4,543
         Financial Institutions, Inc.............     310        9,102
         Finisar Corp.*..........................   5,379        5,110
         Finish Line, Inc.--Class A*.............     762        8,039
         Finlay Enterprises, Inc.*...............     217        2,617
         First Bancorp...........................     291        6,841
         First BanCorp...........................   1,346       30,420
         First Banks America, Inc.*..............      32        1,297
         First Busey Corp........................     364        8,394
         First Charter Corp......................   1,244       22,392
         First Citizens BancShares, Inc.--Class A     241       23,280
         First Commonwealth Financial Corp.......   2,374       27,301
         First Community Bancorp--Class A........     397       13,074
         First Community Bankshares, Inc.........     354       10,889
         First Consulting Group, Inc.*...........     732        4,216
         First Defiance Financial Corp...........     217        4,101
         First Essex Bancorp, Inc................     266        8,884
         First Federal Capital Corp..............     692       13,363
         First Financial Bancorp.................   1,457       23,882
         First Financial Bankshares, Inc.........     500       19,000
         First Financial Corp....................     273       13,276
         First Financial Holdings, Inc...........     543       13,444
         First Horizon Pharmaceutical Corp.*.....     900        6,730
         First Indiana Corp......................     468        8,667
         First Merchants Corp....................     679       15,474
         First National Corp.....................     312        7,488
         First Niagara Financial Group...........     374        9,769
         First Oak Brook Bancshares, Inc.........     175        5,499
         First Place Financial Corp..............     517        8,598
         First Republic Bank*....................     421        8,416
         First Sentinel Bancorp, Inc.............   1,002       14,419
         First South Bancorp, Inc................     108        3,843
         First State Bancorporation..............     241        5,977
         FirstFed America Bancorp, Inc...........     291        7,231
         FirstFed Financial Corp.*...............     694       20,091
         Fisher Communications, Inc..............     202       10,649
         Flagstar Bancorp, Inc...................     539       11,642

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          Fleetwood Enterprises, Inc.*...........   1,416 $     11,116
          Fleming Cos., Inc......................   1,866       12,260
          FLIR Systems, Inc.*....................     605       29,524
          Florida East Coast Industries, Inc.....     921       21,367
          Florida Rock Industries, Inc...........     796       30,288
          Flow International Corp.*..............     531        1,354
          Flowers Foods, Inc.....................     889       17,344
          Flushing Financial Corp................     400        6,551
          FMC Corp.*.............................   1,205       32,921
          FNB Corp...............................     231        5,482
          Foamex International, Inc.*............     871        2,752
          Footstar, Inc.*........................     813        5,658
          Forrester Research, Inc.*..............     575        8,953
          Forward Air Corp.*.....................     463        8,987
          Fossil, Inc.*..........................     810       16,475
          Foundry Networks, Inc.*................   3,478       24,485
          FPIC Insurance Group, Inc.*............     358        2,470
          Franklin Electric Co., Inc.............     256       12,291
          Franklin Financial Corp................     110        2,522
          Fred's, Inc............................     874       22,462
          FreeMarkets, Inc.*.....................   1,582       10,187
          Fremont General Corp...................   2,361       10,601
          Friedman's, Inc.--Class A..............     672        5,833
          Friedman, Billings, Ramsey Group, Inc.*     665        6,224
          Frontier Airlines, Inc.*...............   1,191        8,051
          Frontier Financial Corp................     648       16,576
          Frontier Oil Corp......................   1,055       18,167
          FSI International, Inc.*...............   1,187        5,342
          FTI Consulting, Inc.*..................     880       35,332
          FuelCell Energy, Inc.*.................   1,381        9,048
          Fuller (H. B.) Co......................   1,142       29,555
          G & K Services, Inc....................     792       28,037
          Gabelli Asset Management, Inc.--
           Class A*..............................     249        7,480
          Gables Residential Trust...............   1,004       25,030
          Gaiam, Inc.*...........................     225        2,333
          Galyan's Trading Co.*..................     418        4,180
          Gardner Denver, Inc.*..................     641       13,012
          Gart Sports Co.*.......................     250        4,838
          Gartner Group, Inc.*...................   3,339       30,719
          Gaylord Entertainment Co.*.............     888       18,293
          GBC Bancorp............................     310        6,002
          GenCorp, Inc...........................   1,255        9,940
          Gene Logic, Inc.*......................   1,090        6,856
          Genencor International, Inc.*..........     389        3,804
          General Binding Corp.*.................     237        2,010
          General Cable Corp.....................   1,332        5,062
          General Communication, Inc.--Class A*..   1,668       11,192
          Genesco, Inc.*.........................     810       15,090
          Genesee & Wyoming, Inc.--Class A*......     468        9,524
          Genesis Microchip, Inc.*...............   1,233       16,091
          Genlyte Group, Inc.*...................     488       15,206
          Genta, Inc.*...........................   1,723       13,250
          Gentiva Health Services, Inc...........     918        8,088
          Genzyme Corp.--Genzyme Biosurgery
           Division*.............................   1,520        3,876
          Georgia Gulf Corp......................   1,107       25,616
          German American Bancorp................     394        6,127
          Geron Corp.*...........................     999        3,596
          Getty Realty Corp......................     624       11,825

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Gibraltar Steel Corp....................     340 $      6,473
         Glacier Bancorp, Inc....................     641       15,109
         Gladstone Capital Corp..................     356        5,863
         Glatfelter (P.H.) Co....................     397        5,225
         Glenborough Realty Trust, Inc...........     630       11,227
         Glimcher Realty Trust...................   1,195       21,211
         Global Imaging Systems, Inc.*...........     327        6,010
         Global Industries, Ltd.*................   2,692       11,226
         Global Power Equipment Group, Inc.*.....     900        4,437
         GlobespanVirata, Inc.*..................   4,471       19,717
         Gold Banc Corp., Inc....................   1,364       13,532
         Golden Telecom, Inc.*...................     568        7,185
         Goody's Family Clothing, Inc.*..........     634        2,815
         Gorman-Rupp Co..........................     299        7,027
         GrafTech International, Ltd.*...........   2,292       13,660
         Granite Construction, Inc...............   1,298       20,119
         Granite State Bankshares, Inc...........     204        8,913
         Graphic Packaging International Corp.*..     916        5,166
         Gray Television, Inc....................     356        4,219
         Great American Financial Resources, Inc.     292        5,022
         Great Atlantic & Pacific Tea Co.*.......     671        5,408
         Great Lakes Chemical Corp...............   1,514       36,154
         Great Lakes REIT, Inc...................     531        8,841
         Great Southern Bancorp, Inc.............     232        8,526
         Green Mountain Coffee Roasters, Inc.*...     128        1,934
         Greif Brothers Corp.--Class A...........     521       12,400
         Grey Global Group, Inc..................      29       17,722
         Grey Wolf, Inc.*........................   6,763       26,984
         Griffon Corp.*..........................   1,071       14,587
         Group 1 Automotive, Inc.*...............     755       18,029
         GSI Commerce, Inc.*.....................     759        2,770
         Guess?, Inc.*...........................     300        1,257
         Guilford Pharmaceuticals, Inc.*.........     977        3,888
         Guitar Center, Inc.*....................     552        9,141
         Gulf Island Fabrication, Inc.*..........     285        4,631
         GulfMark Offshore, Inc.*................     543        8,009
         Gymboree Corp.*.........................     967       15,337
         Haemonetics Corp.*......................     724       15,537
         Hain Celestial Group, Inc.*.............     950       14,440
         Hall, Kinion & Associates, Inc.*........     406        2,270
         Hancock Fabrics, Inc....................     682       10,401
         Hancock Holding Co......................     540       24,111
         Handleman Co.*..........................   1,004       11,546
         Handspring, Inc.*.......................   1,730        1,644
         Hanger Orthopedic Group, Inc.*..........     777       10,218
         Hanmi Financial Corp.*..................     356        5,970
         Hanover Compressor Co.*.................   1,945       17,855
         Harbor Florida Bancshares, Inc..........     859       19,345
         Harland (John H.) Co....................   1,184       26,202
         Harleysville Group, Inc.................   1,195       31,584
         Harleysville National Corp..............     911       24,342
         Harmonic, Inc.*.........................   2,404        5,529
         Harris Interactive, Inc.*...............   1,491        4,398
         Harvard Bioscience, Inc.*...............     790        2,605
         Harvest Natural Resources, Inc.*........   1,403        9,049
         Haverty Furniture Cos., Inc.............     618        8,590
         Hawthorne Financial Corp.*..............     300        8,562
         Headwaters, Inc.*.......................   1,108       17,185
         Health Care REIT, Inc...................   1,573       42,550
         Healthcare Realty Trust, Inc............   1,693       49,520

          Common Stocks, continued
                                                   Shares     Value
                                                   ------- ------------
         Healthcare Services Group, Inc.*.........     379 $      4,942
         HealthExtras, Inc.*......................     618        2,503
         HealthTronics Surgical Services, Inc.*...     318        2,548
         Heartland Express, Inc.*.................   1,208       27,676
         Hecla Mining Co.*........................   3,474       17,578
         HEICO Corp...............................     570        6,048
         Heidrick & Struggles International, Inc.*     728       10,680
         Helix Technology Corp....................   1,051       11,771
         Heritage Property Investment Trust.......     724       18,078
         Herley Industries, Inc.*.................     483        8,408
         Hibbet Sporting Goods, Inc.*.............     285        6,817
         Hickory Tech Corp........................     566        5,394
         Hilb, Rogal & Hamilton Co................   1,349       55,175
         Hollinger International, Inc.............   2,212       22,474
         Holly Corp...............................     397        8,674
         Hollywood Casino Corp.*..................     416        5,108
         Hollywood Entertainment Corp.*...........   2,131       32,178
         Hologic, Inc.*...........................     782        9,548
         Home Properties of New York, Inc.........   1,051       36,207
         HomeStore.com, Inc.*.....................   3,128        2,659
         Hooper Holmes, Inc.......................   2,163       13,281
         Horace Mann Educators Corp...............   1,430       21,922
         Horizon Offshore, Inc.*..................     717        3,571
         Horizon Organic Holding Corp.*...........     261        4,226
         Hot Topic, Inc.*.........................   1,275       29,172
         Houston Exploration Co.*.................     407       12,454
         Hovnanian Enterprises--Class A*..........     607       19,242
         HRPT Properties Trust....................   5,208       42,914
         Hudson River Bancorp, Inc................     618       15,296
         Hughes Supply, Inc.......................     965       26,364
         Humboldt Bancorp.........................     434        4,557
         Hutchinson Technology, Inc.*.............   1,020       21,114
         Hydril Co.*..............................     468       11,031
         Hypercom Corp.*..........................   1,365        5,092
         Hyperion Solutions Corp.*................   1,346       34,552
         I-many, Inc.*............................   1,628        2,312
         IBERIABANK Corp..........................     240        9,638
         ICT Group, Inc.*.........................     118        1,368
         ICU Medical, Inc.*.......................     426       15,890
         Identix, Inc.*...........................   3,389       17,453
         IDEX Corp................................   1,115       36,460
         IDEXX Laboratories, Inc.*................   1,288       42,311
         iDine Rewards Network, Inc.*.............     689        7,317
         IDX Systems Corp.*.......................     687       11,700
         iGate Capital Corp.*.....................     813        2,130
         IGEN International, Inc.*................     647       27,724
         IHOP Corp.*..............................     797       19,128
         II-VI, Inc.*.............................     441        7,083
         ILEX Oncology, Inc.*.....................   1,311        9,256
         Illumina, Inc.*..........................     961        3,239
         Imagistics International, Inc.*..........     670       13,400
         Imation Corp.*...........................   1,417       49,707
         ImClone Systems, Inc.*...................   2,064       21,922
         IMCO Recycling, Inc.*....................     449        3,650
         Immucor, Inc.*...........................     421        8,525
         ImmunoGen, Inc.*.........................   1,775        5,503
         Immunomedics, Inc........................   1,651        7,628
         IMPAC Mortgage Holdings, Inc.............   1,718       19,757
         IMPATH, Inc.*............................     632       12,463
         Impax Laboratories, Inc.*................   1,055        4,231

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          IMPCO Technologies, Inc.*..............     441 $      2,068
          INAMED Corp.*..........................     507       15,616
          Incyte Genomics, Inc.*.................   2,712       12,367
          Independence Holding Co................     133        2,856
          Independent Bank Corp.--Massachusetts..     488       11,126
          Independent Bank Corp..................     498       15,069
          Indevus Pharmaceuticals, Inc.*.........   1,530        3,273
          Inet Technologies, Inc.*...............     473        2,885
          InFocus Corp.*.........................   1,480        9,117
          Infogrames, Inc.*......................     222          393
          Infonet Services Corp.--Class B*.......   2,534        5,017
          Informatica Corp.*.....................   2,309       13,300
          Information Holdings, Inc.*............     411        6,379
          Information Resources, Inc.*...........   1,105        1,768
          Inforte Corp.*.........................     239        1,852
          Infospace, Inc.*.......................       2           17
          infoUSA, Inc.*.........................   1,037        5,154
          Ingles Markets, Inc.--Class A..........     400        4,708
          Inhale Therapeutic Systems, Inc.*......   2,232       18,035
          Inktomi Corp.*.........................   5,872        9,395
          InnKeepers U.S.A. Trust................   1,018        7,798
          Input/Output, Inc.*....................   1,812        7,701
          Inrange Technologies Corp.--Class B*...     349          820
          Insight Communications Co., Inc.*......   1,673       20,713
          Insight Enterprises, Inc.*.............   1,654       13,745
          Insignia Financial Group, Inc.*........     785        5,691
          Insituform Technologies, Inc.--Class A*     916       15,618
          Insurance Auto Auctions, Inc.*.........     400        6,636
          Integra Bank Corp......................     624       11,120
          Integra LifeSciences Holdings*.........     746       13,167
          Integral Systems, Inc.*................     372        7,459
          Integrated Defense Technologies, Inc.*.     303        4,394
          Integrated Electrical Services, Inc.*..   1,313        5,055
          Integrated Silicon Solution, Inc.*.....   1,082        4,718
          Inter Parfums, Inc.....................     133        1,029
          Inter-Tel, Inc.........................     728       15,222
          InterCept, Inc.*.......................     627       10,616
          Interchange Financial Services Corp....     344        5,538
          Interdigital Communications Corp.*.....   2,198       32,004
          Interface, Inc.........................   1,763        5,412
          Intergraph Corp.*......................   1,890       33,566
          Interland, Inc.*.......................   4,944        6,427
          Intermagnetics General Corp.*..........     597       11,725
          Intermet Corp..........................     869        3,650
          InterMune, Inc.*.......................   1,001       25,536
          International Bancshares Corp..........     911       35,939
          International Multifoods Corp.*........     639       13,540
          International Specialty Products, Inc.*     426        4,349
          Internet Security Systems, Inc.*.......   1,533       28,100
          Interpool, Inc.........................     229        3,678
          Interpore International, Inc.*.........     698        4,467
          Interstate Bakeries Corp...............   1,755       26,764
          InterTAN, Inc.*........................     861        6,156
          Intertrust Technologies Corp.*.........   2,965       12,542
          Interwoven, Inc.*......................   4,285       11,141
          Intrado, Inc.*.........................     611        5,988
          Intuitive Surgical, Inc.*..............   1,213        7,472
          Invacare Corp..........................   1,066       35,498
          Inverness Medical Innovation, Inc.*....     372        4,892
          Investors Real Estate Trust............   1,285       12,824

           Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
          Invision Technologies, Inc.*..........     468 $     12,336
          Iomega Corp.*.........................   2,067       16,226
          Ionics, Inc.*.........................     712       16,234
          IRT Property Co.......................   1,356       16,096
          Irwin Financial Corp..................     622       10,263
          ISIS Pharmaceuticals, Inc.*...........   1,881       12,396
          Isle of Capri Casinos, Inc.*..........     580        7,679
          ITLA Capital Corp.*...................     182        6,048
          Itron, Inc.*..........................     844       16,179
          ITT Educational Services, Inc.*.......   1,715       40,387
          ITXC Corp.*...........................     719        1,668
          Ixia*.................................     869        3,172
          IXYS Corp.*...........................     500        3,530
          J & J Snack Foods Corp.*..............     241        8,606
          J. Jill Group, Inc.*..................     731       10,219
          J.B. Hunt Transport Services, Inc.*...     898       26,311
          J2 Global Communications, Inc.*.......     197        3,751
          Jack in the Box, Inc.*................   1,487       25,710
          JAKKS Pacific, Inc.*..................     987       13,295
          Jarden Corp.*.........................     465       11,100
          JDA Software Group, Inc.*.............   1,127       10,887
          JDN Realty Corp.......................   1,408       15,418
          Jefferies Group, Inc..................     785       32,947
          JLG Industries, Inc...................   1,702       12,816
          JM Smucker Co.........................   1,797       71,538
          Jo-Ann Stores, Inc.--Class A*.........     572       13,139
          Johnson Outdoors, Inc.*...............     143        1,411
          Jones Lang LaSalle, Inc.*.............   1,220       18,764
          Journal Register Co.*.................   1,101       19,576
          Joy Global, Inc.*.....................   1,876       21,124
          K-Swiss, Inc.--Class A................     476       10,334
          K-V Pharmaceutical Co.*...............     921       21,367
          K2, Inc.*.............................     729        6,853
          Kadant, Inc.*.........................     549        8,235
          Kaman Corp.--Class A..................     905        9,955
          Kansas City Life Insurance Co.........     148        5,609
          Kansas City Southern Industries, Inc.*   2,432       29,184
          Kaydon Corp...........................   1,107       23,479
          Keane, Inc.*..........................   2,242       20,156
          Keithley Instruments, Inc.............     241        3,013
          Kellwood Co...........................   1,025       26,649
          Kelly Services, Inc.--Class A.........     679       16,778
          Kendle International, Inc.*...........     426        3,749
          Kennametal, Inc.......................   1,393       48,030
          Kenneth Cole Productions, Inc.*.......     284        5,765
          Kensey Nash Corp.*....................     295        5,390
          Key Energy Group*.....................   4,536       40,688
          Keynote Systems, Inc.*................     973        7,512
          Keystone Automotive Industries, Inc.*.     414        6,219
          Keystone Property Trust...............     660       11,200
          kforce.com, Inc.*.....................     787        3,321
          Kilroy Realty Corp....................     983       22,658
          Kimball International, Inc.--Class B..   1,367       19,479
          Kindred Healthcare, Inc.*.............     456        8,277
          Kirby Corp.*..........................     751       20,570
          Knight Trading Group, Inc.*...........   3,287       15,745
          Knight Transportation, Inc.*..........     967       20,306
          Koger Equity, Inc.....................     768       11,981
          Kopin Corp.*..........................   2,805       10,996
          Korn/Ferry International*.............   1,524       11,400

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

           Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
          KOS Pharmaceuticals, Inc.*............     214 $      4,066
          Kosan Biosciences, Inc.*..............     697        4,231
          Kramont Realty Trust..................     741       10,856
          Kroll, Inc.*..........................   1,060       20,225
          Kronos, Inc.*.........................     792       29,296
          Kulicke & Soffa Industries, Inc.*.....   1,988       11,371
          Kyphon, Inc.*.........................     246        2,101
          La Jolla Pharmaceutical Co.*..........   1,710       11,115
          La Quinta Corp.*......................   5,558       24,455
          LabOne, Inc.*.........................     217        3,845
          Labor Ready, Inc.*....................   1,651       10,599
          Laclede Group, Inc....................     761       18,416
          Ladish Co., Inc.*.....................     366        2,950
          Lakeland Bancorp, Inc.................     473        8,453
          Lakeland Financial Corp...............     202        4,737
          Lance, Inc............................     976       11,555
          LandAmerica Financial Group, Inc......     749       26,552
          Landauer, Inc.........................     328       11,398
          Landry's Restaurants, Inc.............     886       18,819
          Landstar System, Inc.*................     618       36,066
          Lannett Co., Inc.*....................     145        2,375
          Lasalle Hotel Properties..............     676        9,464
          Lattice Semiconductor Corp.*..........   3,447       30,229
          Lawson Products, Inc..................     199        6,165
          Lawson Software, Inc.*................     568        3,266
          Learning Tree International, Inc.*....     421        5,768
          LeCroy Corp.*.........................     338        3,752
          Leeds Federal Bankshares, Inc.........      48        1,531
          Legato Systems, Inc.*.................   3,519       17,701
          LendingTree, Inc.*....................     289        3,722
          Lennox International, Inc.............   1,725       21,649
          Lexar Media, Inc.*....................   1,313        8,233
          Lexicon Genetics, Inc.*...............   1,354        6,404
          Lexington Corporate Properties Trust..   1,041       16,552
          Libbey, Inc...........................     622       16,172
          Liberate Technologies, Inc.*..........   4,319        6,176
          Liberty Corp..........................     676       26,229
          Lifecore Biomedical, Inc.*............     400        3,432
          Lifeline Systems, Inc.*...............     163        3,656
          Ligand Pharmaceuticals, Inc.--Class B*   2,085       11,196
          Lightbridge, Inc.*....................   1,139        7,005
          Lincoln Electric Holdings, Inc........   1,282       29,678
          Lindsay Manufacturing Co..............     400        8,560
          Linens 'n Things, Inc.*...............   1,464       33,086
          Liquidmetal Technologies*.............     204        2,097
          Lithia Motors, Inc.--Class A*.........     439        6,888
          Littelfuse, Inc.*.....................     790       13,319
          LNR Property Corp.....................     905       32,037
          Local Financial Corp.*................     772       11,310
          LodgeNet Entertainment Corp.*.........     447        4,774
          Lone Star Steakhouse & Saloon, Inc....     687       13,287
          Lone Star Technologies, Inc.*.........   1,156       17,213
          Longs Drug Stores Corp................   1,251       25,946
          Longview Fibre Co.....................   2,062       14,908
          LookSmart, Ltd.*......................   2,758        6,840
          Louisiana-Pacific Corp.*..............   4,226       34,061
          LSB Bancshares, Inc...................     340        5,508
          LSI Industries, Inc...................     577        7,991
          LTC Properties, Inc...................     570        3,830
          LTX Corp.*............................   1,836       11,071

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Luby's, Inc.*...........................     905 $      2,634
         Lufkin Industries, Inc..................     224        5,253
         Luminex Corp.*..........................     776        3,189
         Lydall, Inc.*...........................     595        6,753
         M.D.C. Holdings, Inc....................     780       29,842
         M/I Schottenstein Homes, Inc............     488       13,566
         Macatawa Bank Corp......................     266        5,280
         Macdermid, Inc..........................   1,048       23,947
         Macerich Co.............................   1,317       40,498
         Macrovision Corp.*......................   1,631       26,161
         MAF Bancorp, Inc........................     767       26,024
         Magma Design Automation, Inc.*..........     746        7,146
         Magna Entertainment Corp.*..............   1,781       11,042
         MagneTek, Inc.*.........................     792        3,516
         Magnum Hunter Resources, Inc.*..........   1,951       11,608
         Mail-Well, Inc.*........................   1,151        2,878
         Main Street Banks, Inc..................     421        8,083
         MainSource Financial Group, Inc.........     234        5,619
         Manhattan Associates, Inc.*.............     787       18,620
         Manitowoc Co............................   1,068       27,234
         ManTech International Corp.--Class A*...     288        5,492
         Manufactured Home Communities, Inc......     520       15,408
         Manufacturers' Services, Ltd.*..........     577        3,197
         Manugistics Group, Inc.*................   2,402        5,765
         MAPICS, Inc.*...........................     581        4,038
         MapInfo Corp.*..........................     613        3,402
         Marcus Corp.............................     796       11,303
         Marine Products Corp....................     264        2,600
         MarineMax, Inc.*........................     292        3,449
         Martek Biosciences Corp.*...............     805       20,254
         Martha Stewart Living Omnimedia, Inc.--
          Class A*...............................     400        3,948
         Marvel Enterprises, Inc.*...............     684        6,142
         Masco Tech, Inc.*/(a)/..................    1232            0
         MASSBANK Corp...........................     155        4,387
         Massey Energy Co........................   2,534       24,630
         Mastec, Inc.*...........................     810        2,390
         Material Sciences Corp.*................     411        5,318
         Matria Healthcare, Inc.*................     276        2,398
         MatrixOne, Inc.*........................   1,900        8,170
         Matthews International Corp.--Class A...   1,103       24,631
         Mattson Technology, Inc.*...............     844        2,414
         Maui Land & Pineapple Co., Inc.*........     115        1,822
         Maverick Tube Corp.*....................   1,516       19,753
         Maximus, Inc.*..........................     697       18,192
         Maxtor Corp.*...........................   8,050       40,733
         Maxwell Shoe Co., Inc.--Class A*........     578        6,716
         Maxygen, Inc.*..........................   1,159        8,832
         MB Financial, Inc.......................     456       15,864
         McDATA Corp.--Class A*..................   2,555       18,141
         McGrath Rentcorp........................     366        8,506
         MCSi, Inc.*.............................     888        4,218
         Medarex, Inc.*..........................   2,811       11,103
         MedCath Corp.*..........................     254        2,540
         Mediacom Communications Corp.*..........   2,164       19,065
         Medical Staffing Network Holdings, Inc.*     312        4,992
         Medis Technologies, Ltd.*...............     436        2,180
         MedQuist, Inc.*.........................     406        8,226
         MedSource Technologies, Inc.*...........     335        2,174
         MEEMIC Holdings, Inc.*..................      42        1,215

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
          MemberWorks, Inc.*.....................     344 $      6,185
          MEMC Electronic Materials, Inc.*.......   2,279       17,252
          Mentor Corp............................     796       30,646
          Mentor Graphics Corp.*.................   2,643       20,774
          Merchants Bancshares, Inc..............     163        3,674
          Mercury Computer Systems, Inc.*........     874       26,674
          Meridian Medical Technologies, Inc.*...     139        6,171
          Meridian Resource Corp.*...............   1,282        1,154
          MeriStar Hospitality Corp..............   1,646       10,864
          Merit Medical Systems, Inc.*...........     463        9,223
          Meritage Corp.*........................     354       11,912
          Merix Corp.*...........................     544        4,570
          Mesa Air Group, Inc.*..................   1,246        5,071
          Mesaba Holdings, Inc.*.................     385        2,356
          Mestek, Inc.*..........................     123        2,205
          MetaSolv, Inc.*........................   1,173        1,607
          Methode Electronics, Inc.--Class A.....   1,381       15,150
          Metris Cos., Inc.......................   1,223        3,021
          Metro One Telecommunications, Inc.*....     746        4,812
          MFA Mortgage Investments, Inc..........   1,758       14,767
          MGE Energy, Inc........................     657       17,588
          MGI Pharma, Inc.*......................   1,015        7,359
          Michael Baker Corp.*...................     207        2,267
          Micromuse, Inc.*.......................   3,019       11,533
          Micros Systems, Inc.*..................     667       14,954
          Microsemi Corp.*.......................   1,164        7,089
          Microtune, Inc.*.......................   1,637        5,124
          Mid-America Apartment Communities, Inc.     563       13,765
          Mid-Atlantic Realty Trust..............     702       12,215
          Mid-State Bancshares...................     974       15,995
          Midas, Inc.*...........................     227        1,460
          Middlesex Water Co.....................     312        6,543
          Midland Co.............................     312        5,928
          Midway Games, Inc.*....................   1,179        4,916
          Midwest Banc Holdings, Inc.............     372        7,049
          Midwest Express Holdings, Inc.*........     529        2,830
          Milacron, Inc..........................     687        4,088
          Millennium Chemicals, Inc..............   2,542       24,200
          Mills Corp.............................     882       25,878
          MIM Corp.*.............................     925        5,365
          Mine Safety Appliances Co..............     314       10,127
          Minerals Technologies, Inc.............     825       35,599
          MIPS Technologies, Inc.--Class A*......   1,438        4,357
          Mission West Properties, Inc...........     578        5,722
          Mobile Mini, Inc.*.....................     500        7,835
          Modine Manufacturing Co................   1,142       20,191
          Modtech Holdings, Inc.*................     356        3,453
          Molecular Devices Corp.*...............     613       10,096
          Monaco Coach Corp.*....................     960       15,888
          Monarch Casino & Resort, Inc.*.........     130        1,785
          Monolithic System Technology, Inc.*....     722        8,722
          Monro Muffler Brake, Inc.*.............     214        3,617
          Monterey Pasta Co.*....................     568        2,130
          Moog, Inc.--Class A*...................     606       18,810
          Mossimo, Inc.*.........................     199        1,094
          Mothers Work, Inc.*....................      99        3,488
          Movado Group, Inc......................     372        6,997
          Movie Gallery, Inc.*...................     702        9,126
          MPS Group, Inc.*.......................   3,797       21,035
          MRO Software, Inc.*....................     714        8,672

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           MRV Communications, Inc.*............   3,664 $      3,920
           MSC Software Corp.*..................   1,025        7,913
           MTR Gaming Group, Inc.*..............     849        6,758
           MTS Systems Corp.....................     849        8,507
           Mueller Industries, Inc.*............   1,140       31,065
           Multimedia Games, Inc.*..............     414       11,369
           Myers Industries, Inc................     751        8,036
           Mykrolis Corp.*......................   1,600       11,680
           Myriad Genetics, Inc.*...............     963       14,060
           Nabi Biopharmaceuticals*.............   1,558        9,660
           NACCO Industries, Inc.--Class A......     219        9,586
           Nanometrics, Inc.*...................     288        1,207
           NaPro BioTherapeutics, Inc.*.........   1,027          698
           Nara Bancorp, Inc....................     163        3,386
           NASB Financial, Inc..................     123        2,829
           Nasch-Finch Co.......................     443        3,424
           Nassda Corp.*........................     204        2,289
           Nastech Pharmaceutical Co., Inc.*....     322        2,753
           NATCO Group, Inc.--Class A*..........     369        2,317
           National Beverage Corp.*.............     140        2,142
           National Health Investors, Inc.......     916       14,729
           National Health Realty, Inc..........     241        3,519
           National Healthcare Corp.*...........     337        5,898
           National Penn Bancshares, Inc........     754       20,019
           National Presto Industries, Inc......     192        5,641
           National Western Life Insurance Co.--
            Class A*............................      85        8,160
           Nationwide Health Properties, Inc....   1,988       29,681
           Nature's Sunshine Products, Inc......     439        4,263
           Nautica Enterprises, Inc.*...........   1,016       11,288
           Nautilus Goup, Inc.*.................   1,115       14,896
           Navigant Consulting Co.*.............   1,725       10,178
           Navigant International, Inc.*........     490        6,042
           NBC Capital Corp.....................     285        7,182
           NBT Bancorp, Inc.....................   1,205       20,569
           NBTY, Inc.*..........................   1,651       29,025
           NCI Building Systems, Inc.*..........     739       16,125
           NCO Group, Inc.*.....................     754       12,026
           NDCHealth Corp.......................   1,302       25,910
           Nelson (Thomas), Inc.*...............     320        3,206
           Neoforma, Inc.*......................     304        3,633
           NeoPharm, Inc.*......................     456        4,624
           Neose Technologies, Inc.*............     441        3,912
           Net.B@nk, Inc.*......................   1,978       19,147
           Net2Phone, Inc.*.....................     714        2,892
           Netegrity, Inc.*.....................   1,082        3,520
           NetFlix, Inc.*.......................     234        2,576
           NetIQ Corp.*.........................   1,491       18,414
           NetRatings, Inc.*....................     329        2,368
           Netro Corp.*.........................     983        2,684
           NetScout Systems, Inc.*..............     731        3,180
           NetScreen Technologies, Inc.*........     404        6,803
           Neurocrine Biosciences, Inc.*........   1,135       51,825
           Neurogen Corp.*......................     516        1,873
           New Century Financial Corp...........     637       16,173
           New England Business Services, Inc...     468       11,419
           New Focus, Inc.*.....................   2,686       10,314
           New Jersey Resources Corp............   1,085       34,275
           Newpark Resources, Inc.*.............   2,903       12,628
           Newport Corp.*.......................   1,529       19,204

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           Next Level Communications, Inc.*.....     664 $        538
           Nextel Partners, Inc.--Class A*......   2,734       16,595
           NIC, Inc.*...........................     968        1,394
           NL Industries, Inc...................     347        5,899
           NN, Inc..............................     457        4,565
           Nordson Corp.........................     898       22,297
           Nortek Holdings, Inc.*...............     347       15,875
           North Pittsburgh Systems, Inc........     607        8,274
           Northwest Bancorp, Inc...............     439        6,493
           Northwest Natural Gas Co.............   1,029       27,845
           Northwest Pipe Co.*..................     230        3,979
           Northwestern Corp....................   1,514        7,691
           Novadigm, Inc.*......................     547        1,275
           Novastar Financial, Inc..............     425       13,188
           Novell, Inc.*........................  14,661       48,967
           Noven Pharmaceuticals, Inc.*.........     836        7,716
           NPS Pharmaceuticals, Inc.*...........   1,183       29,776
           NS Group, Inc.*......................     695        4,531
           Nu Horizons Electronics Corp.*.......     581        3,358
           Nu Skin Enterprises, Inc.............   1,786       21,378
           Nuance Communications, Inc.*.........   1,171        2,904
           Nuevo Energy Co.*....................     717        7,959
           NUI Corp.............................     632       10,908
           Numerical Technologies, Inc.*........     983        3,401
           NYFIX, Inc.*.........................   1,012        4,554
           NYMAGIC, Inc.*.......................      52        1,011
           O'Charley's, Inc.*...................     634       13,016
           Oak Technology, Inc.*................   2,260        5,989
           Oakley, Inc.*........................   1,032       10,598
           Oceaneering International, Inc.*.....     931       23,033
           OceanFirst Financial Corp............     421        9,451
           Octel Corp...........................     397        6,273
           Ocular Sciences, Inc.*...............     682       10,585
           Ocwen Financial Corp.*...............   1,505        4,214
           Odyssey Healthcare, Inc.*............     479       16,620
           Odyssey Re Holdings Corp.............     679       12,018
           OfficeMax, Inc.*.....................   4,659       23,295
           Offshore Logistics, Inc.*............     756       16,572
           Ohio Casualty Corp.*.................   2,052       26,573
           Oil States International, Inc.*......     684        8,824
           Old Second Bancorp, Inc..............     283       10,471
           Olin Corp............................   2,051       31,893
           Omega Financial Corp.................     330       11,831
           Omega Healthcare Investors, Inc.*....     653        2,442
           Omnicell, Inc.*......................     588        1,558
           OmniVision Technologies, Inc.*.......     799       10,843
           Omnova Solutions, Inc.*..............   1,597        6,436
           On Assignment, Inc.*.................     852        7,259
           ON Semiconductor Corp.*..............   1,129        1,547
           Oneida, Ltd..........................     578        6,375
           ONEOK, Inc...........................   2,164       41,549
           Onyx Pharmaceuticals, Inc.*..........     556        3,230
           ONYX Software Corp.*.................   1,775        2,751
           Openwave Systems, Inc.*..............   7,028       14,055
           Oplink Communications, Inc.*.........   4,154        3,282
           OPNET Technologies, Inc.*............     406        3,281
           Optical Communication Products, Inc.*     605          653
           Option Care, Inc.*...................     513        4,083
           OraSure Technologies, Inc.*..........   1,060        5,777
           Orbital Sciences Corp.*..............   1,832        7,731

           Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
          Oregon Steel Mills, Inc.*.............   1,044 $      4,197
          Oriental Financial Group, Inc.........     443       10,889
          OrthoLogic Corp.*.....................   1,290        4,657
          OshKosh B'Gosh, Inc.--Class A.........     414       11,613
          Oshkosh Truck Corp....................     607       37,331
          OSI Pharmaceuticals, Inc.*............   1,462       23,977
          OSI Systems, Inc.*....................     274        4,653
          Osmonics, Inc.*.......................     428        7,250
          Otter Tail Power Co...................   1,004       27,008
          Overland Storage, Inc.*...............     305        4,447
          Overseas Shipholding Group, Inc.......   1,101       19,708
          Overstock.com, Inc.*..................     116        1,508
          Overture Services, Inc.*..............   2,060       56,258
          Owens & Minor, Inc....................   1,379       22,643
          Oxford Industries, Inc................     241        6,182
          P.A.M. Transportation Services, Inc.*.     126        3,176
          P.F. Chang's China Bistro, Inc.*......     655       23,777
          Pacific Capital Bancorp...............   1,409       35,859
          Pacific Northwest Bancorp.............     617       15,425
          Pacific Sunwear of California, Inc.*..   3,012       53,272
          Pacific Union Bank*...................     428        4,926
          PacifiCare Health Systems, Inc.*......   1,403       39,424
          Packeteer, Inc.*......................     908        6,229
          Pain Therapeutics, Inc.*..............     647        1,546
          Palm Harbor Homes, Inc.*..............     694       12,124
          Palm, Inc.*...........................   1,173       18,416
          Pan Pacific Retail Properties.........   1,346       49,169
          Panera Bread Co.*.....................     928       32,304
          Papa John's International, Inc.*......     517       14,414
          Paradyne Networks, Inc.*..............   1,105        1,415
          Parametric Technology Corp.*..........  10,540       26,561
          PAREXEL International Corp.*..........     949       10,430
          Park Electrochemical Corp.............     687       13,190
          Parker Drilling Co.*..................   3,140        6,971
          ParkerVision, Inc.*...................     342        2,791
          Parkvale Financial Corp...............     193        4,449
          Parkway Properties, Inc...............     312       10,945
          ParthusCeva, Inc.*....................     736        4,350
          Partners Trust Financial Group, Inc...     264        4,256
          Party City Corp.*.....................     292        3,504
          Pathmark Stores, Inc.*................   1,213        6,150
          Patina Oil & Gas Corp.................     967       30,606
          Paxar Corp.*..........................   1,290       19,028
          Paxson Communications Corp.*..........   1,240        2,554
          Payless ShoeSource, Inc.*.............     908       46,734
          PC Connection, Inc.*..................     268        1,359
          PC-Tel, Inc.*.........................     807        5,471
          PDF Solutions, Inc.*..................     483        3,347
          PDI, Inc.*............................     328        3,539
          Peapack-Gladstone Financial Corp......     240        8,220
          PEC Solutions, Inc.*..................     342       10,226
          Pediatrix Medical Group, Inc.*........     898       35,973
          Peet's Coffee & Tea, Inc.*............     354        5,002
          Pegasus Systems, Inc.*................   1,004       10,070
          Pegasystems, Inc.*....................     248        1,267
          Penford Corp..........................     305        4,297
          Penn Engineering & Manufacturing Corp.     469        4,995
          Penn National Gaming, Inc.*...........   1,226       19,444
          Penn Virginia Corp....................     320       11,632
          PennFed Financial Services, Inc.......     197        5,349

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares        Value
                                                  -------    ------------
         PennRock Financial Services Corp........     278    $      7,715
         Pennsylvania Real Estate Investment
          Trust..................................     570          14,820
         Penton Media, Inc.*.....................     604             411
         Penwest Pharmaceuticals Co.*............     561           5,947
         Peoples Bancorp, Inc....................     314           8,038
         Pep Boys-Manny, Moe & Jack..............   1,937          22,469
         Per-Se Technologies, Inc.*..............   1,213          10,879
         Peregrine Pharmaceuticals, Inc.*........   4,152           3,239
         Pericom Semiconductor Corp.*............     792           6,582
         Perrigo Co.*............................   2,473          30,047
         Petroleum Helicopters, Inc.*............      95           2,816
         PetroQuest Energy, Inc.*................   1,244           5,163
         PFF Bancorp, Inc........................     457          14,281
         Pharmaceutical Resources, Inc.*.........     726          21,635
         Pharmacopeia, Inc.*.....................     947           8,447
         Philadelphia Consolidated Holding Corp.*     676          23,930
         Phillips-Van Heusen Corp................     931          10,762
         Phoenix Technologies, Ltd.*.............   1,048           6,047
         Photon Dynamics, Inc.*..................     684          15,595
         Photronics, Inc.*.......................   1,124          15,399
         PICO Holdings, Inc.*....................     261           3,505
         Piedmont Natural Gas Co., Inc...........   1,244          43,975
         Pilgrim's Pride Corp.--Class B..........     618           5,067
         Pinnacle Entertainment, Inc.*...........     973           6,743
         Pinnacle Systems, Inc.*.................   2,370          32,256
         Pioneer Standard Electronics, Inc.......   1,211          11,117
         Pixelworks, Inc.*.......................   1,339           7,766
         Plains Exploration & Production Co.*....     965           9,409
         Plains Resources, Inc.*.................     965          11,435
         Planar Systems, Inc.*...................     544          11,223
         Plantronics, Inc.*......................   1,529          23,134
         PLATO Learning, Inc.*...................     669           3,974
         Playboy Enterprises, Inc.--Class B*.....     563           5,703
         Playtex Products, Inc.*.................   1,129          11,154
         Plexus Corp.*...........................   1,693          14,865
         Plug Power, Inc.*.......................     667           2,995
         PLX Technology, Inc.*...................     618           2,416
         PMA Capital Corp.--Class A..............   1,068          15,304
         PNM Resources, Inc......................   1,467          34,944
         PolyMedica Corp.*.......................     374          11,534
         PolyOne Corp............................   3,182          12,473
         Pomeroy Computer Resources, Inc.*.......     399           4,668
         Pope & Talbot, Inc......................     627           8,941
         Port Financial Corp.....................     190           8,478
         Portal Software, Inc.*..................   4,819           3,894
         Possis Medical, Inc.*...................     690          12,420
         Post Properties, Inc....................   1,352          32,313
         Potlatch Corp...........................   1,145          27,342
         Powell Industries, Inc.*................     261           4,458
         Power Integrations, Inc.*...............   1,018          17,306
         Power-One, Inc.*........................   2,178          12,349
         Powerwave Technologies, Inc.*...........   2,638          14,245
         POZEN, Inc.*............................     911           4,692
         PracticeWorks, Inc.*....................     627           4,953
         PRAECIS Pharmaceuticals, Inc.*..........   2,090           6,793
         Pre-Paid Legal Services, Inc.*..........     529          13,860
         Prentiss Properties Trust...............   1,240          35,067
         Presidential Life Corp..................     832           8,262
         Presstek, Inc.*.........................   1,236           5,698

            Common Stocks, continued
                                                 Shares     Value
                                                 ------- ------------
           PRG-Schultz International, Inc.*.....   1,443 $     12,843
           Price Communications Corp.*..........   1,944       26,886
           Price Legacy Corp.*..................     743        2,080
           priceline.com, Inc.*.................   5,113        8,181
           PriceSmart, Inc.*....................     163        3,786
           Prima Energy Corp.*..................     406        9,078
           Prime Hospitality Corp.*.............   1,824       14,866
           Prime Medical Services, Inc.*........     549        4,760
           PRIMEDIA, Inc.*......................   5,577       11,489
           Priority Healthcare Corp.--Class B*..     973       22,574
           Private Media Group, Inc.*...........     583        1,895
           PrivateBancorp, Inc..................     143        5,413
           ProAssurance Corp.*..................     954       20,034
           ProBusiness Services, Inc.*..........     849        8,490
           Progenics Pharmaceuticals, Inc.*.....     322        2,145
           Progress Software Corp.*.............   1,265       16,382
           ProQuest Co.*........................     622       12,191
           Prosperity Bancshares, Inc...........     517        9,823
           Protection One, Inc.*................     473          946
           Protein Design Labs, Inc.*...........   3,583       30,455
           Proton Energy Systems, Inc.*.........     972        2,916
           Provident Bancorp, Inc...............     121        3,757
           Provident Bankshares Corp............     965       22,302
           Province Healthcare Co.*.............   1,934       18,818
           Proxim Corp.*........................   4,817        4,191
           ProxyMed, Inc.*......................     187        1,952
           PS Business Parks, Inc...............     404       12,847
           PSS World Medical, Inc.*.............   2,877       19,679
           PTEK Holdings, Inc.*.................   1,910        8,404
           Pulitzer, Inc........................     358       16,092
           Q-Med, Inc.*.........................     308        1,928
           QRS Corp.*...........................     552        3,643
           QuadraMed Corp.*.....................   1,092        2,861
           Quaker Chemical Corp.................     310        7,192
           Quaker City Bancorp, Inc.*...........     207        6,817
           Quaker Fabric Corp.*.................     473        3,287
           Quanex Corp..........................     657       22,010
           Quanta Services, Inc.*...............   1,295        4,533
           Quantum Corp.*.......................   5,238       13,986
           Quest Software, Inc.*................   1,501       15,475
           Quicksilver Resources, Inc.*.........     406        9,107
           Quidel Corp.*........................   1,038        3,601
           Quiksilver, Inc.*....................     789       21,035
           Quixote Corp.........................     261        4,714
           Quovadx, Inc.*.......................     844        2,042
           R & G Financial Corp.--Class B.......     607       14,113
           Racing Champions Ertl Corp.*.........     340        4,641
           Radiant Systems, Inc.*...............     692        6,664
           Radiologix, Inc.*....................     810        1,871
           RadiSys Corp.*.......................     657        5,243
           RailAmerica, Inc.*...................   1,148        8,231
           Rainbow Technologies, Inc.*..........     957        6,862
           Raindance Communications, Inc.*......   1,747        5,643
           RAIT Investment Trust................     634       13,694
           Ralcorp Holdings, Inc.*..............   1,208       30,369
           Rambus, Inc.*........................   3,372       22,626
           Ramco-Gershenson Properties Trust....     344        6,794
           Range Resources Corp.*...............   2,070       11,178
           RARE Hospitality International, Inc.*     796       21,986
           Rayovac Corp.*.......................   1,295       17,262

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Raytech Corp.*..........................   1,678 $      9,564
         RCN Corp.*..............................   2,584        1,370
         Read-Rite Corp.*........................   4,895        1,713
         Realty Income Corp......................   1,346       47,110
         Red Hat, Inc.*..........................   4,572       27,022
         Redback Networks, Inc.*.................   6,099        5,123
         Redwood Trust, Inc......................     443       12,271
         Regal-Beloit Corp.......................     928       19,210
         Regeneron Pharmaceuticals, Inc.*........   1,352       25,026
         Regent Communications, Inc.*............   1,073        6,341
         Regis Corp..............................   1,750       45,482
         Register.com, Inc.*.....................   1,191        5,360
         RehabCare Group, Inc.*..................     641       12,230
         Reliance Steel & Aluminum Co............     957       19,944
         REMEC, Inc.*............................   2,284        8,862
         RemedyTemp, Inc.--Class A*..............     225        3,150
         Remington Oil & Gas Corp.*..............     819       13,440
         Renaissance Learning, Inc.*.............     411        7,768
         Rent-Way, Inc.*.........................   1,034        3,619
         Republic Bancorp, Inc...................   2,114       24,882
         Republic Bancorp, Inc.--Class A.........     281        3,167
         Republic Bancshares, Inc.*..............     204        4,009
         Res-Care, Inc.*.........................     624        2,265
         Research Frontiers, Inc.*...............     385        3,211
         ResMed, Inc.*...........................   1,229       37,571
         Resource America, Inc.--Class A.........     607        5,470
         Resources Connection, Inc.*.............     768       17,825
         Respironics, Inc.*......................   1,349       41,051
         Restoration Hardware, Inc.*.............     719        3,602
         Retek, Inc.*............................   2,108        5,734
         Revlon, Inc.--Class A*..................     342        1,047
         REX Stores Corp.*.......................     337        3,441
         RFS Hotel Investors, Inc................   1,146       12,446
         Richardson Electronics, Ltd.............     256        2,217
         Rigel Pharmaceuticals, Inc.*............   1,055        1,150
         Riggs National Corp.....................     563        8,721
         Right Management Consultants, Inc.*.....     666        8,825
         Rita Medical Systems, Inc.*.............     400        2,020
         Riverstone Networks, Inc.*..............   4,902       10,392
         Riviana Foods, Inc......................     245        6,620
         RLI Corp................................     507       14,145
         RMH Teleservices, Inc.*.................     465        4,883
         Roadway Corp............................     476       17,522
         Roanoke Electric Steel Corp.............     394        3,743
         Robbins & Myers, Inc....................     394        7,250
         Rock-Tenn Co............................     453        6,106
         Rogers Corp.*...........................     634       14,107
         Rollins, Inc............................     570       14,507
         Roper Industries, Inc...................   1,174       42,968
         Roxio, Inc.*............................     772        3,682
         Royal Bancshares of Pennsylvania, Inc.--
          Class A................................     207        4,430
         Royal Gold, Inc.........................     543       13,532
         RPC, Inc................................     449        5,208
         RSA Security, Inc.*.....................   1,819       10,896
         RTI International Metals, Inc.*.........     839        8,474
         Ruddick Corp............................   1,265       17,318
         Rudolph Technologies, Inc.*.............     369        7,070
         Russ Berrie & Co., Inc..................     397       13,411
         Russell Corp............................     981       16,422

          Common Stocks, continued
                                                   Shares     Value
                                                   ------- ------------
         Ryan's Family Steak Houses, Inc.*........   1,792 $     20,339
         Ryerson Tull, Inc........................     900        5,490
         S & T Bancorp, Inc.......................   1,076       26,955
         S.Y. Bancorp, Inc........................     232        8,607
         S1 Corp.*................................   2,860       12,756
         Safeguard Scientifics, Inc.*.............   4,824        6,561
         Saga Communications, Inc.*...............     599       11,382
         Salem Communications Corp.--Class A*.....     356        8,889
         Salix Pharmaceuticals, Ltd.*.............     717        5,012
         Salton, Inc.*............................     258        2,482
         Sanchez Computer Associates, Inc.*.......     552        1,590
         Sanderson Farms, Inc.....................     204        4,266
         Sandisk Corp.*...........................   2,443       49,593
         Sandy Spring Bancorp, Inc................     580       18,270
         Sangamo BioSciences, Inc.*...............     691        2,080
         SangStat Medical Corp.*..................   1,068       12,068
         Santander BanCorp........................     340        4,420
         Sapient Corp.*...........................   3,287        6,738
         Sauer....................................     392        3,097
         Saul Centers, Inc........................     426       10,139
         Saxon Capital, Inc.*.....................   1,133       14,174
         SBS Technologies, Inc.*..................     591        5,414
         Scansoft, Inc.*..........................   2,102       10,930
         ScanSource, Inc.*........................     197        9,712
         Schawk, Inc..............................     315        3,122
         Schnitzer Steel Industries, Inc.--Class A     160        3,344
         School Specialty, Inc.*..................     597       11,928
         Schulman (A.), Inc.......................   1,187       22,090
         Schweitzer-Mauduit International, Inc....     604       14,798
         Scientific Games Corp.--Class A*.........   1,848       13,416
         Scios, Inc.*.............................   1,866       60,795
         SCM Microsystems, Inc.*..................     632        2,686
         SCP Pool Corp.*..........................     722       21,082
         SCS Transportation, Inc.*................   1,171       11,605
         Seaboard Corp............................      13        3,120
         SeaChange International, Inc.*...........     896        5,510
         Seacoast Banking Corp. of Florida........     418        7,875
         Seacoast Financial Services Corp.........     981       19,631
         SEACOR SMIT, Inc.*.......................     704       31,328
         Seattle Genetics, Inc.*..................     724        2,244
         Second Bancorp, Inc......................     340        9,010
         Secure Computing Corp.*..................   1,188        7,615
         SeeBeyond Technology Corp.*..............   2,108        5,122
         Select Medical Corp.*....................     707        9,538
         Selective Insurance Group, Inc...........   1,045       26,313
         SEMCO Energy, Inc........................     741        4,520
         Seminis, Inc.--Class A*..................     558        1,607
         Semitool, Inc.*..........................     645        4,004
         Senior Housing Properties Trust..........   1,838       19,501
         Sensient Technologies Corp...............   1,760       39,547
         Sepracor, Inc.*..........................   2,798       27,057
         Sequa Corp.--Class A*....................     240        9,386
         Sequenom, Inc.*..........................   1,590        2,862
         SERENA Software, Inc.*...................     699       11,037
         Serologicals Corp.*......................     871        9,581
         Service Corp. International*.............  11,873       39,418
         Sharper Image Corp.*.....................     284        4,950
         Shenandoah Telecommunications Co.........     133        6,506
         Shoe Carnival, Inc.*.....................     288        4,035
         Shopko Stores, Inc.*.....................   1,159       14,430

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Shuffle Master, Inc.*...................     717 $     13,702
         Shurgard Storage Centers, Inc.--Class A.   1,364       42,748
         Sierra Health Services, Inc.*...........   1,027       12,334
         Sierra Pacific Resources................   4,124       26,806
         Silgan Holdings, Inc.*..................     414       10,218
         Silicon Graphics, Inc.*.................   7,658        8,654
         Silicon Image, Inc.*....................   2,345       14,070
         Silicon Laboratories, Inc.*.............   1,058       20,187
         Silicon Storage Technology, Inc.*.......   3,128       12,637
         Siliconix, Inc.*........................     239        5,593
         Simmons First National Corp.--Class A...     284       10,409
         SimpleTech, Inc.*.......................     288          870
         Simpson Manufacturing Co., Inc.*........     586       19,279
         Sinclair Broadcast Group--Class A*......   1,248       14,514
         SIPEX Corp.*............................   1,029        3,807
         Sirius Satellite Radio, Inc.*...........   2,791        1,786
         SITEL Corp.*............................   2,290        2,749
         Sizeler Property Investors, Inc.........     465        4,320
         SJW Corp................................      83        6,478
         Skechers U.S.A., Inc.*..................     620        5,264
         Skyline Corp............................     251        7,405
         Skyworks Solutions, Inc.*...............   5,460       47,064
         SL Green Realty Corp....................   1,062       33,559
         Smart & Final, Inc.*....................     478        2,486
         Smith (A.O.) Corp.......................     670       18,097
         Sola International, Inc.*...............     878       11,414
         Solutia, Inc............................   4,240       15,391
         Somera Communications, Inc.*............   1,267        3,421
         Sonic Corp.*............................   1,463       29,977
         Sonic Innovations, Inc.*................     439        1,673
         SONICblue, Inc.*........................   3,465        1,559
         SonicWALL, Inc.*........................   2,062        7,485
         SonoSite, Inc.*.........................     563        7,358
         Sonus Networks, Inc.*...................   7,309        7,309
         Sotheby's Holdings, Inc.--Class A*......   1,814       16,326
         SoundView Technology Group, Inc.*.......   2,998        4,497
         Sourcecorp*.............................     618       11,489
         South Financial Group, Inc..............   1,809       37,373
         South Jersey Industries, Inc............     485       16,015
         Southern Peru Copper Corp...............     563        8,107
         Southern Union Co.*.....................   1,637       27,011
         Southwest Bancorp, Inc..................     204        5,302
         Southwest Bancorporation of Texas, Inc.*   1,139       32,815
         Southwest Gas Corp......................   1,329       31,165
         Southwest Water Co......................     392        5,194
         Southwestern Energy Co.*................   1,037       11,874
         Sovran Self Storage, Inc................     500       14,180
         Spanish Broadcasting System, Inc.*......   1,454       10,469
         Spartan Motors, Inc.....................     384        4,370
         Spartech Corp...........................     595       12,275
         Specialty Laboratories, Inc.*...........     258        2,492
         SpectraLink Corp.*......................     674        4,839
         SpeechWorks International, Inc.*........   1,039        2,888
         Speedway Motorsports, Inc...............     552       14,231
         Spherion Corp.*.........................   2,375       15,913
         Spinnaker Exploration Co.*..............     941       20,749
         Sports Resorts International, Inc.*.....     987        5,794
         SPS Technologies, Inc.*.................     498       11,828
         SPSS, Inc.*.............................     479        6,701
         SRA International, Inc.--Class A*.......     200        5,418

           Common Stocks, continued
                                                  Shares        Value
                                                  -------    ------------
          SS&C Technologies, Inc.*...............     314    $      3,344
          St. Francis Capital Corp...............     295           6,909
          St. Mary Land & Exploration Co.........   1,127          28,175
          Stage Stores, Inc.*....................     805          16,937
          Stamps.com, Inc.*......................   1,417           6,617
          Standard Commercial Corp...............     453           8,199
          Standard Microsystems Corp.*...........     585          11,390
          Standard Motor Products, Inc...........     276           3,588
          Standard Pacific Corp..................   1,298          32,125
          Standard Register Co...................     699          12,582
          Standex International Corp.............     436          10,394
          Stanley Furniture Co., Inc.*...........     204           4,743
          Starrett (L.S.) Co.....................     266           4,415
          StarTek, Inc.*.........................     418          11,537
          State Auto Financial Corp..............     511           7,921
          State Bancorp, Inc.....................     292           5,256
          Staten Island Bancorp, Inc.............   2,228          44,871
          Station Casinos, Inc.*.................   1,393          24,656
          Steel Dynamics, Inc.*..................   1,288          15,495
          Stein Mart, Inc.*......................     880           5,368
          Steinway Musical Instruments, Inc.*....     164           2,668
          Stepan Co..............................     258           6,450
          Stericycle, Inc.*......................   1,356          43,906
          Sterling Bancorp.......................     421          11,081
          Sterling Bancshares, Inc...............   1,543          18,855
          Sterling Financial Corp................     679          16,058
          Sterling Financial Corp.--Spokane*.....     469           8,826
          Steven Madden, Ltd.*...................     372           6,722
          Stewart & Stevenson Services, Inc......   1,153          16,303
          Stewart Enterprises, Inc.--Class A*....   3,895          21,699
          Stewart Information Services Corp.*....     687          14,695
          Stillwater Mining Co.*.................   1,743           9,325
          Stone Energy Corp.*....................     861          28,723
          Stoneridge, Inc.*......................     520           6,188
          StorageNetworks, Inc.*.................   2,664           3,090
          Stratex Networks, Inc.*................   3,330           7,360
          Stratos Lightwave, Inc.*...............     291           1,280
          Strattec Security Corp.*...............     131           6,280
          Strayer Education, Inc.................     366          21,045
          Stride Rite Corp.......................   1,609          11,537
          Sturm, Ruger & Co., Inc................     785           7,512
          Suffolk Bancorp........................     473          14,956
          Summit America Television, Inc.*.......   1,425           3,805
          Summit Bancshares, Inc.................     213           4,154
          Summit Properties, Inc.................     893          15,895
          Sun Bancorp, Inc.......................     202           3,693
          Sun Bancorp, Inc.--New Jersey*.........     261           3,471
          Sun Communities, Inc...................     596          21,796
          Sunrise Assisted Living, Inc.*.........     717          17,846
          Suntron Corp.*.........................     100             467
          SuperGen, Inc.*........................   1,183           4,294
          Superior Energy Services, Inc.*........   1,961          16,080
          Superior Financial Corp................     278           5,107
          Superior Industries International, Inc.     859          35,529
          Supertex, Inc.*........................     418           6,224
          SureBeam Corp.--Class A*...............   2,565          10,362
          SureWest Communications................     537          19,976
          SurModics, Inc.*.......................     540          15,487
          Susquehanna Bancshares, Inc............   1,594          33,221
          Swift Energy Co.*......................     931           9,003

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

          Common Stocks, continued
                                                   Shares     Value
                                                   ------- ------------
         SWS Group, Inc...........................     547 $      7,417
         Sybron Dental Special, Inc.*.............   1,531       22,735
         Sycamore Networks, Inc.*.................   6,428       18,576
         Sykes Enterprises, Inc.*.................     981        3,218
         Sylvan Learning Systems, Inc.*...........   1,277       20,943
         Symyx Technologies, Inc.*................     925       11,646
         Synaptics, Inc.*.........................     204        1,550
         Syncor International Corp.*..............     690       19,134
         Synplicity, Inc.*........................     384        1,452
         Syntel, Inc.*............................     222        4,664
         Syntroleum Corp.*........................     790        1,367
         Sypris Solutions, Inc....................     197        2,011
         Systems & Computer Technology Corp.*.....   1,251       10,759
         Take-Two Interactive Software, Inc.*.....   1,529       35,915
         TALK America Holdings, Inc.*.............     928        5,197
         TALX Corp................................     498        6,434
         Tanger Factory Outlet Centers, Inc.......     234        7,254
         Tanox, Inc.*.............................     970        8,779
         Tasty Baking Co..........................     329        2,862
         Taubman Centers, Inc.....................   1,155       18,746
         TBC Corp.*...............................     687        8,251
         Techne Corp.*............................   1,678       47,937
         Technical Olympic U.S.A., Inc.*..........      85        1,259
         Technitrol, Inc..........................   1,617       26,098
         Tecumseh Products Co.....................     613       27,052
         Tejon Ranch Co.*.........................     285        8,464
         Tekelec*.................................   1,878       19,625
         Teledyne Technologies, Inc.*.............   1,223       19,177
         TeleTech Holdings, Inc.*.................   1,577       11,449
         Telik, Inc.*.............................   1,290       15,041
         Tellium, Inc.*...........................   3,149        2,015
         Tennant Co...............................     361       11,769
         Tenneco Automotive, Inc.*................   1,524        6,157
         Terex Corp.*.............................   1,725       19,217
         Terra Industries, Inc.*..................   1,569        2,401
         Terrayon Communication Systems, Inc.*....   2,629        5,389
         Tesoro Petroleum Corp.*..................   2,611       11,802
         Tetra Tech, Inc.*........................   2,020       24,644
         TETRA Technologies, Inc.*................     531       11,347
         Texas Biotechnology Corp.*...............   1,762        2,467
         Texas Industries, Inc....................     846       20,558
         Texas Regional Bancshares, Inc.--
          Class A.................................     893       31,738
         The Banc Corp............................     522        4,051
         The Buckle, Inc.*........................     281        5,058
         The Children's Place Retail Stores, Inc.*     456        4,852
         The First of Long Island Corp............     135        4,928
         The Med-Design Corp.*....................     342        2,756
         The Medicines Co.*.......................     961       15,395
         The Men's Wearhouse, Inc.*...............   1,248       21,403
         The Navigators Group, Inc.*..............     165        3,787
         The Penn Traffic Co.*....................     431        1,509
         The Peoples Holding Co...................     229        9,332
         The Princeton Review, Inc.*..............     653        3,232
         The Robert Mondavi Corp.--Class A*.......     374       11,594
         The Sports Authority, Inc.*..............   1,322        9,254
         The Steak n Shake Co.*...................     916        9,160
         The Topps Co., Inc.*.....................   1,501       13,059
         Theragenics Corp.*.......................   1,201        4,840
         Therasense, Inc.*........................     896        7,482

          Common Stocks, continued
                                                  Shares     Value
                                                  ------- ------------
         Therma-Wave, Inc.*......................     999 $      1,049
         Thomas & Betts Corp.*...................   1,750       29,575
         Thomas Industries, Inc..................     585       15,245
         Thor Industries, Inc....................     619       21,312
         Thoratec Corp.*.........................   1,988       15,168
         Thornburg Mortgage Asset Corp...........   2,009       40,381
         THQ, Inc.*..............................   1,594       21,121
         Three-Five Systems, Inc.*...............     869        5,605
         Tibco Software, Inc.*...................   3,243       20,042
         Tier Technologies, Inc.*................     578        9,248
         Time Warner Telecom, Inc.--Class A*.....   1,721        3,631
         TiVo, Inc.*.............................     743        3,886
         Tollgrade Communications, Inc.*.........     513        6,017
         Tom Brown, Inc.*........................   1,352       33,935
         Tompkins Trustco, Inc...................     302       13,318
         Too, Inc.*..............................   1,363       32,058
         Toro Co.................................     500       31,950
         Touch America Holdings, Inc.*...........   4,191        1,634
         Tower Automotive, Inc.*.................   2,484       11,178
         Town & Country Trust....................     572       12,069
         Tractor Supply Co.*.....................     552       20,755
         Trammell Crow Co.*......................   1,194       10,746
         Trans World Entertainment Corp.*........     674        2,447
         Transaction Systems Architects, Inc.*...   1,282        8,333
         Transcontinental Realty Investors, Inc.*     115        2,029
         Transkaryotic Therapies, Inc.*..........   1,132       11,207
         Transmeta Corp..........................   4,386        5,132
         TransMontaigne, Inc.*...................     713        3,308
         TRC Cos., Inc.*.........................     349        4,582
         Tredegar Corp...........................   1,048       15,720
         Tremont Corp............................      51        1,520
         Trex Co., Inc.*.........................     263        9,284
         Triad Guaranty, Inc.*...................     314       11,574
         Triangle Pharmaceuticals, Inc.*.........   1,272        7,556
         Triarc Cos., Inc.*......................     537       14,091
         TriCo Bancshares........................     200        4,920
         Trico Marine Services, Inc.*............     888        2,957
         Trikon Technologies, Inc.*..............     416        2,080
         Trimble Navigation, Ltd.*...............   1,018       12,715
         Trimeris, Inc.*.........................     605       26,069
         Trinity Industries, Inc.................   1,446       27,416
         TriPath Imaging, Inc.*..................     888        2,380
         Tripos, Inc.*...........................     292        2,140
         TriQuint Semiconductor, Inc.*...........   5,313       22,527
         Triton PCS Holdings, Inc.--Class A*.....     789        3,101
         Triumph Group, Inc.*....................     566       18,078
         TriZetto Group, Inc.*...................   1,225        7,522
         Tropical Sportswear International Corp.*     212        1,902
         Troy Financial Corp.....................     337        9,092
         Trust Co. of New Jersey.................     749       20,845
         TrustCo Bank Corp. NY...................   2,919       31,467
         TTM Technologies, Inc.*.................     622        2,058
         Tuesday Morning Corp.*..................     333        5,694
         Tularik, Inc.*..........................   1,678       12,518
         Tupperware Corp.........................   2,097       31,623
         Turnstone Systems, Inc.*................   1,419        3,831
         Tweeter Home Entertainment Group, Inc.*.     777        4,553
         Tyler Technologies, Inc.*...............   1,301        5,425
         U.S. Concrete, Inc.*....................     815        4,458
         U.S. Industries, Inc.*..................   2,675        7,035

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

           Common Stocks, continued
                                                  Shares        Value
                                                  -------    ------------
          U.S. Physical Therapy, Inc.*...........     399    $      4,449
          U.S. Restaurant Properties, Inc........     787          11,081
          U.S. Xpress Enterprises, Inc.--Class A*     222           1,945
          U.S.B. Holding Co., Inc................     485           8,585
          UAL Corp.*.............................   2,675           3,825
          UbiquiTel, INC.*.......................   2,367             947
          UCBH Holdings, Inc.....................     736          31,243
          UGI Corp...............................   1,115          41,690
          UICI*..................................   1,556          24,196
          UIL Holdings Corp......................     485          16,912
          Ulticom, Inc*..........................     426           3,191
          Ultimate Electronics, Inc.*............     443           4,496
          Ultratech Stepper, Inc.*...............     912           8,973
          UMB Financial Corp.....................     662          25,328
          Umpqua Holdings Corp...................   1,163          21,225
          Unifi, Inc.*...........................   2,020          10,605
          UniFirst Corp..........................     312           6,302
          Unilab Corp.*..........................     751          13,744
          Union Bankshares Corp..................     303           8,257
          Unisource Energy Corp..................   1,148          19,849
          Unit Corp.*............................   1,752          32,500
          United Auto Group, Inc.*...............     683           8,517
          United Bankshares, Inc.................   1,473          42,806
          United Community Banks, Inc............     667          16,255
          United Community Financial Corp........   1,262          10,916
          United Defense Industries, Inc.*.......     852          19,851
          United Fire & Casualty Co..............     288           9,633
          United Industrial Corp.................     384           6,144
          United National Bancorp................     714          16,458
          United Natural Foods, Inc.*............     773          19,596
          United Online, Inc.*...................     839          13,374
          United Stationers, Inc.*...............   1,211          34,878
          United Surgical Partners International,
           Inc.*.................................     667          10,419
          United Therapeutics Corp.*.............     632          10,554
          Unitil Corp............................     187           4,638
          Universal American Financial Corp.*....     941           5,476
          Universal Compression Holdings, Inc.*..     662          12,664
          Universal Corp.........................   1,060          39,177
          Universal Display Corp.*...............     749           5,910
          Universal Electronics, Inc.*...........     558           5,435
          Universal Forest Products, Inc.........     552          11,769
          Universal Health Realty Income Trust...     441          11,576
          Unizan Financial Corp..................     889          17,558
          Unocal Corp............................   2,249          68,773
          Unova, Inc.*...........................   1,668          10,008
          Urban Outfitters, Inc.*................     302           7,118
          Urologix, Inc.*........................     561           1,857
          URS Corp.*.............................     923          13,134
          Urstadt Biddle Properties--Class A.....     707           7,834
          US Oncology, Inc.*.....................   2,770          24,016
          US Unwired, Inc.*......................   3,598           1,763
          USEC, Inc..............................   3,280          19,746
          USFreightways Corp.....................   1,083          31,136
          USG Corp.*.............................   1,482          12,523
          Vail Resorts, Inc.*....................     337           5,112
          Valhi, Inc.............................     853           7,080
          Valmont Industries, Inc................     547          10,612
          Value Line, Inc........................      55           2,389
          ValueClick, Inc.*......................   2,589           7,223

          Common Stocks, continued
                                                   Shares     Value
                                                   ------- ------------
         ValueVision International, Inc.--Class A*     770 $     11,535
         Vans, Inc.*..............................     741        4,209
         Varian Semiconductor Equipment
          Associates, Inc.*.......................   1,239       29,440
         Varian, Inc.*............................   1,189       34,113
         Vastera, Inc.*...........................   1,292        7,301
         VCA Antech, Inc.*........................   2,126       31,890
         Vector Group, Ltd........................     863       10,028
         Veeco Instruments, Inc.*.................   1,017       11,757
         Ventana Medical Systems, Inc.*...........     511       11,779
         Ventas, Inc..............................   2,452       28,075
         Verint Systems, Inc.*....................     185        3,733
         Veritas DGC, Inc.*.......................   1,253        9,899
         Verity, Inc.*............................     889       11,905
         Versicor, Inc.*..........................     861        9,290
         Vesta Insurance Group, Inc...............   1,385        3,809
         ViaSat, Inc.*............................     743        8,574
         Viasys Healthcare, Inc.*.................   1,048       15,605
         Vical, Inc.*.............................     767        2,661
         Vicor Corp.*.............................     799        6,593
         Viewpoint Corp.*.........................   1,495        2,796
         Vignette Corp.*..........................   9,492       11,647
         Vintage Petroleum, Inc...................   1,958       20,657
         Virage Logic Corp.*......................     434        4,353
         Virbac Corp.*............................     354        1,986
         Virco Manufacturing Corp.................     212        2,162
         Virginia Financial Group, Inc............     297        8,851
         VISX, Inc.*..............................   1,943       18,614
         Vital Signs, Inc.........................     241        7,201
         VitalWorks, Inc.*........................   1,526        5,875
         Vitesse Semiconductor Corp.*.............   8,116       17,733
         Vitria Technology, Inc.*.................   2,998        2,249
         VIVUS, Inc.*.............................   1,329        4,957
         Volt Information Sciences, Inc.*.........     325        5,558
         W Holding Co., Inc.......................   1,752       28,750
         W-H Energy Services, Inc.*...............     936       13,656
         W.R. Grace & Co.*........................   2,648        5,190
         Wabash National Corp.*...................   1,038        8,698
         Wabtec Corp..............................   1,385       19,445
         Wackenhut Corrections Corp.*.............     349        3,877
         Wallace Computer Services, Inc...........   1,503       32,330
         Walter Industries, Inc...................   1,082       11,718
         Warwick Community Bancorp, Inc...........     143        4,051
         Washington Real Estate Investment Trust..   1,488       37,944
         Washington Trust Bancorp, Inc............     527       10,292
         Waste Connections, Inc.*.................   1,115       43,050
         WatchGuard Technologies, Inc.*...........   1,058        6,751
         Water Pik Technologies, Inc.*............     428        3,146
         Watsco, Inc..............................     687       11,253
         Watson Wyatt & Co. Holdings*.............     810       17,618
         Watts Industries, Inc.--Class A..........     627        9,869
         Wausau-Mosinee Paper Corp................   1,467       16,460
         Waypoint Financial Corp..................   1,445       25,720
         WCI Communities, Inc.*...................     276        2,815
         WD-40 Co.................................     647       17,094
         WebEx Communications, Inc.*..............     936       14,040
         webMethods, Inc.*........................   1,822       14,977
         Websense, Inc.*..........................     852       18,200
         Weis Markets, Inc........................     447       13,878
         Wellman, Inc.............................   1,288       17,375

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

         Common Stocks, continued
                                                   Shares     Value
                                                   ------- ------------
        Wellsford Real Properties, Inc.*..........     217 $      3,420
        Werner Enterprises, Inc...................   1,558       33,544
        Wesbanco, Inc.............................     859       20,092
        WESCO International, Inc.*................     566        3,107
        West Coast Bancorp........................     637        9,651
        West Marine, Inc.*........................     416        5,695
        West Pharmaceutical Services, Inc.........     529       12,908
        Westar Energy, Inc........................   2,261       22,384
        Westcorp..................................     476        9,996
        Western Digital Corp.*....................   7,764       49,611
        Western Gas Resources, Inc................     766       28,228
        Westfield Financial, Inc..................     197        3,054
        Westpoint Stevens, Inc.*..................   1,410          832
        Westport Resources Corp.*.................     642       13,354
        Wet Seal, Inc.--Class A*..................   1,034       11,127
        WFS Financial, Inc.*......................     276        5,771
        WGL Holdings, Inc.........................   1,958       46,835
        White Electronic Designs Corp.*...........     705        5,393
        Whitehall Jewellers, Inc.*................     450        4,275
        Wild Oats Markets, Inc.*..................     923        9,525
        William Lyon Homes, Inc.*.................     192        4,191
        Willow Grove Bancorp, Inc.................     192        2,669
        Wilson Greatbatch Technologies, Inc.*.....     844       24,645
        Wilsons The Leather Experts, Inc.*........     570        2,850
        Wind River Systems, Inc.*.................   2,758       11,308
        Winnebago Industries, Inc.................     485       19,027
        Winston Hotels, Inc.......................     679        5,296
        Wintrust Financial Corp...................     588       18,416
        Wireless Facilities, Inc.*................     936        5,625
        Witness Systems, Inc.*....................     554        1,906
        WMS Industries, Inc.*.....................     882       13,212
        Wolverine World Wide, Inc.................   1,678       25,354
        Women First HealthCare, Inc.*.............     630        2,873
        Woodhead Industries, Inc..................     421        4,757
        Woodward Governor Co......................     356       15,486
        World Acceptance Corp.*...................     439        3,341
        World Fuel Services Corp..................     361        7,401
        World Wrestling Entertainment, Inc.*......     400        3,220
        Worthington Industries, Inc...............   2,719       41,437
        WPS Resources Corp........................   1,267       49,184
        Wright Medical Group, Inc.*...............     627       10,947
        WSFS Financial Corp.......................     314       10,353
        Wyndham International, Inc.--Class A*.....   6,055        1,393
        X-Rite, Inc...............................     724        5,061
        Xicor, Inc.*..............................     841        3,137
        XM Satellite Radio Holdings,Inc.--Class A*   2,190        5,891
        Yankee Candle Co., Inc.*..................   1,090       17,439
        Yardville National Bancorp................     241        4,155
        Yellow Corp.*.............................   1,169       29,448
        Young Broadcasting, Inc.--Class A*........     561        7,388
        Young Innovations, Inc.*..................     170        3,956
        Zenith National Insurance Corp............     330        7,762
        Zoll Medical Corp.*.......................     335       11,949
        Zomax, Inc.*..............................   1,191        5,062
        Zoran Corp.*..............................   1,093       15,379
        Zygo Corp.*...............................     625        4,369
        Zymogenetics, Inc.*.......................     400        3,960
                                                           ------------
        TOTAL COMMON STOCKS.......................           24,241,019
                                                           ------------

          Warrants (0.0%)
                                                Shares        Value
                                              ----------- ------------
         Microstrategy, Inc..................       1,923 $        115
                                                          ------------
         TOTAL WARRANTS......................                      115
                                                          ------------
          Convertible Bonds (0.1)%              Shares        Value
                                               Principal
                                                Amount
                                              -----------
         Microstrategy, Inc., 7.50%, 06/24/07 $    81,400       32,967
                                                          ------------
         TOTAL CONVERTIBLE BONDS.............                   32,967
                                                          ------------
          Federal Home Loan Bank (26.4%)
         Federal Home Loan Bank,
          0.50%, 01/02/03....................   7,600,000    7,599,789
                                                          ------------
         TOTAL FEDERAL HOME LOAN
          BANK...............................                7,599,789
                                                          ------------
          U.S. Treasury Bills (104.2%)
         U.S. Treasury Bills,
          0.51%, 01/02/03....................  30,001,000   30,000,167
                                                          ------------
         TOTAL U.S. TREASURY BILLS...........               30,000,167
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $61,798,953)/(b)/--214.8%....               61,874,057
         Net other assets/
          (liabilities)--(114.8)%............              (33,062,170)
                                                          ------------
         NET ASSETS--100.0%..................             $ 28,811,887
                                                          ============

------
*Non-income producing security
/(a)/Escrowed security
/(b)/Cost for federal income taxes is $62,318,575 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $519,622. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                    Unrealized appreciation..... $ 248,682
                    Unrealized depreciation.....  (693,200)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(444,518)
                                                 =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                           Unrealized
                                               Contracts Gains/(Losses)
                                               --------- --------------
         Russell 2000 Future Contract expiring
          March 2003 (Underlying face
          amount at value $15,471,000)........    81        $(22,055)

The UltraSmall-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                          Advertising........... 0.2%
                          Aerospace/Defense..... 0.8%
                          Agriculture........... 0.4%
                          Airlines.............. 0.3%
                          Apparel............... 0.7%
                          Auto Manufacturers.... 0.2%
                          Auto Parts & Equipment 0.5%

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraSmall-Cap ProFund                   Investments
                                                December 31, 2002

                     Banks............................ 7.2%
                     Beverages........................ 0.1%
                     Biotechnology.................... 1.8%
                     Building Materials............... 0.8%
                     Chemicals........................ 2.0%
                     Coal............................. 0.2%
                     Commercial Services.............. 3.8%
                     Computers........................ 3.0%
                     Cosmetics/Personal Care.......... 0.1%
                     Distribution/Wholesale........... 0.6%
                     Diversified Financial Services... 0.8%
                     Electric......................... 1.4%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 2.0%
                     Energy--Alternate Sources........ 0.1%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.8%
                     Environmental Control............ 0.6%
                     Food............................. 1.7%
                     Forest & Paper Products.......... 0.5%
                     Gas.............................. 1.5%
                     Hand/Machine Tools............... 0.5%
                     Healthcare--Products............. 3.1%
                     Healthcare--Services............. 1.8%
                     Holding Companies--Diversified... 0.1%
                     Home Builders.................... 0.8%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.9%
                     Housewares....................... 0.2%
                     Insurance........................ 1.9%

                     Internet........................  2.6%
                     Investment Companies............  0.1%
                     Iron/Steel......................  0.3%
                     Leisure Time....................  0.4%
                     Lodging.........................  0.6%
                     Machinery--Construction & Mining  0.2%
                     Machinery--Diversified..........  1.3%
                     Manufacturing...................  1.5%
                     Media...........................  1.0%
                     Metal Fabricate/Hardware........  0.7%
                     Mining..........................  0.3%
                     Office/Business Equipment.......  0.1%
                     Oil & Gas.......................  2.3%
                     Oil & Gas Services..............  1.1%
                     Packaging & Containers..........  0.3%
                     Pharmaceuticals.................  3.4%
                     Pipelines.......................  0.1%
                     Real Estate.....................  0.3%
                     Real Estate Investment Trust....  6.0%
                     Retail..........................  5.0%
                     Savings & Loans.................  2.4%
                     Semiconductors..................  2.9%
                     Software........................  3.2%
                     Telecommunications..............  2.5%
                     Textiles........................  0.4%
                     Toys/Games/Hobbies..............  0.2%
                     Transportation..................  1.7%
                     Water...........................  0.2%
                     Other........................... 16.1%

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

         Statement of Assets and Liabilities
                                                       December 31, 2002
        Assets:
         Investments, at value (cost $61,798,953)......... $ 61,874,057
         Dividends and interest receivable................        2,819
         Receivable for investments sold..................   46,965,850
         Receivable for capital shares issued.............    2,687,038
         Variation margin on futures contracts............       21,390
         Prepaid expenses.................................        8,003
                                                           ------------
           Total Assets...................................  111,559,157
                                                           ------------
        Liabilities:
         Cash overdraft...................................   23,979,607
         Payable for capital shares redeemed..............   57,970,119
         Unrealized depreciation on swap contracts........      676,657
         Advisory fees payable............................       62,624
         Management services fees payable.................        7,725
         Administration fees payable......................        2,535
         Distribution and service fees payable--Service
           Class..........................................        7,628
         Other accrued expenses...........................       40,375
                                                           ------------
           Total Liabilities..............................   82,747,270
                                                           ------------
        Net Assets........................................ $ 28,811,887
                                                           ============
        Net Assets consist of:
         Capital.......................................... $ 89,741,172
         Accumulated net investment income/(loss).........     (108,867)
         Accumulated net realized gains/(losses) on
           investments, futures contracts and swap
           contracts......................................  (60,196,810)
         Net unrealized appreciation/(depreciation) on
           investments, futures contracts and swap
           contracts......................................     (623,608)
                                                           ------------
        Net Assets........................................ $ 28,811,887
                                                           ============
        Investor Class:
         Net Assets....................................... $ 26,286,232
         Shares of Beneficial Interest Outstanding........    2,734,887
         Net Asset Value (offering and redemption price
           per share)..................................... $       9.62
                                                           ============
        Service Class:
         Net Assets....................................... $  2,525,655
         Shares of Beneficial Interest Outstanding........      269,622
         Net Asset Value (offering and redemption price
           per share)..................................... $       9.37
                                                           ============

        Statement of Operations
                                   For the year ended December 31, 2002
       Investment Income:
        Dividends......................................... $    296,383
        Interest..........................................      341,914
                                                           ------------
          Total Investment Income.........................      638,297
                                                           ------------
       Expenses:
        Advisory fees.....................................      339,984
        Management services fees..........................       67,997
        Administration fees...............................       23,832
        Distribution and service fees--Service Class......       42,214
        Transfer agent fees...............................      162,693
        Registration and filing fees......................       56,110
        Custody fees......................................       83,687
        Fund accounting fees..............................       42,996
        Other fees........................................       81,029
        Recoupment of prior expenses reimbursed by the
          investment Advisor..............................       24,000
                                                           ------------
          Total Expenses..................................      924,542
                                                           ------------
       Net Investment Income/(Loss).......................     (286,245)
                                                           ------------
       Realized and Unrealized Gains/(Losses) on
        Investments, Futures Contracts and Swap
        Contracts:
        Net realized gains/(losses) on investments........    1,845,246
        Net realized gains/(losses) on futures contracts
          and swap contracts..............................  (25,293,453)
        Change in net unrealized
          appreciation/(depreciation) on investments,
          futures contracts and swap contracts............   (6,611,020)
                                                           ------------
          Net realized and unrealized gains/(losses) on
           investments, futures contracts and swap
           contracts......................................  (30,059,227)
                                                           ------------
       Change in Net Assets Resulting from Operations..... $(30,345,472)
                                                           ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

     Statements of Changes in Net Assets
                                             For the           For the
                                           year ended        year ended
                                        December 31, 2002 December 31, 2001
                                        ----------------- -----------------
    From Investment Activities:
    Operations:
     Net investment income/(loss)......  $      (286,245)  $       (77,519)
     Net realized gains/(losses) on
       investments, futures contracts
       and swap contracts..............      (23,448,207)      (12,241,991)
     Change in net unrealized
       appreciation/(depreciation) on
       investments, futures contracts
       and swap contracts..............       (6,611,020)          627,272
                                         ---------------   ---------------
     Change in net assets resulting
       from operations.................      (30,345,472)      (11,692,238)
                                         ---------------   ---------------
    Capital Transactions:
     Proceeds from shares issued
       Investor Class..................    2,027,138,636     1,786,531,600
       Service Class...................      263,562,141       213,611,154
     Cost of shares redeemed
       Investor Class..................   (2,048,236,068)   (1,723,216,305)
       Service Class...................     (263,909,109)     (209,067,901)
                                         ---------------   ---------------
     Change in net assets resulting
       from capital transactions.......      (21,444,400)       67,858,548
                                         ---------------   ---------------
     Change in net assets..............      (51,789,872)       56,166,310
    Net Assets:
     Beginning of year.................       80,601,759        24,435,449
                                         ---------------   ---------------
     End of year.......................  $    28,811,887   $    80,601,759
                                         ===============   ===============
    Share Transactions:
     Issued
       Investor Class..................      166,317,553       101,499,992
       Service Class...................       19,333,882        11,666,967
     Redeemed
       Investor Class..................     (167,816,940)      (98,269,653)
       Service Class...................      (19,506,232)      (11,399,332)
                                         ---------------   ---------------
     Change in shares..................       (1,671,737)        3,497,974
                                         ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                      Investor Class
                                                             ---------------------------------------------------------
                                                                                                          For the period
                                                                  For the              For the         February 7, 2000/(a)/
                                                                year ended           year ended              through
                                                             December 31, 2002    December 31, 2001     December 31, 2000
                                                             -----------------    -----------------    --------------------
Net Asset Value, Beginning of Period........................    $     17.27          $     20.77           $     30.00
                                                                -----------          -----------           -----------
Investment Activities:
 Net investment income/(loss)...............................          (0.07)/(b)/          (0.01)/(b)/           0.09 /(b)/
 Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts.....................          (7.58)               (3.49)                (9.32)
                                                                -----------          -----------           -----------
 Total income/(loss) from investment activities.............          (7.65)               (3.50)                (9.23)
                                                                -----------          -----------           -----------
Net Asset Value, End of Period..............................    $      9.62          $     17.27           $     20.77
                                                                ===========          ===========           ===========
Total Return................................................         (44.30)%             (16.85)%              (30.77)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $26,286,232          $73,104,747           $20,846,718
Ratio of expenses to average net assets.....................           1.95%                1.95%                 1.54%/(d)/
Ratio of net investment income/(loss) to average net assets.          (0.54)%              (0.05)%                0.39%/(d)/
Ratio of expenses to average net assets*....................           1.95%                2.15%                 1.89%/(d)/
Portfolio turnover/(e)/.....................................          2,196%               3,221%                3,345%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                           Service Class
                                                   -------------------------------------------------------
                                                                                              For the period
                                                        For the             For the        February 7, 2000/(a)/
                                                      year ended          year ended             through
                                                   December 31, 2002   December 31, 2001    December 31, 2000
                                                   -----------------   -----------------   --------------------
Net Asset Value, Beginning of Period..............    $    16.96          $    20.59            $    30.00
                                                      ----------          ----------            ----------
Investment Activities:
 Net investment income/(loss).....................         (0.21)/(b)/         (0.17)/(b)/           (0.20)/(b)/
 Net realized and unrealized gains/(losses) on
   investments, futures contracts and swap
   contracts......................................         (7.38)              (3.46)                (9.21)
                                                      ----------          ----------            ----------
 Total income/(loss) from investment activities...         (7.59)              (3.63)                (9.41)
                                                      ----------          ----------            ----------
Net Asset Value, End of Period....................    $     9.37          $    16.96            $    20.59
                                                      ==========          ==========            ==========
Total Return......................................        (44.75)%            (17.63)%              (31.37)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................    $2,525,655          $7,497,012            $3,588,731
Ratio of expenses to average net assets...........          2.87%               2.92%                 2.60%/(d)/
Ratio of net investment income/(loss) to average
 net assets.......................................         (1.49)%             (0.97)%               (0.86)%/(d)/
Ratio of expenses to average net assets*..........          2.87%               3.12%                 2.96%/(d)/
Portfolio turnover/(e)/...........................         2,196%              3,221%                3,345%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               UltraOTC ProFund

   For the year ended December 31, 2002, the UltraOTC ProFund had a NAV total return of -69.42%* for Investor Class shares, compared to a return of -37.58% for the unmanaged NASDAQ-100 Index(R). This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the UltraOTC ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                    [CHART]

Value of a $10,000 Investment

            UltraOTC - Investor       UltraOTC - Service       NASDAQ-100
            -------------------       ------------------       ----------
12/1/97          $ 10,000                 $ 10,000               $10,000
12/97               8,360                    8,360                 9,181
3/98               12,440                   12,440                11,311
6/98               14,560                   14,530                12,392
9/98               13,810                   13,750                12,467
12/98              23,854                   23,740                17,012
3/99               29,405                   29,193                19,395
6/99               33,366                   33,025                21,282
9/99               35,118                   34,665                22,312
12/99              79,488                   78,292                34,357
3/00              103,179                  101,386                40,750
6/00               65,581                   64,274                34,875
9/00               55,516                   54,290                33,085
12/00              20,903                   20,387                21,698
3/01                8,079                    7,859                14,578
6/01                9,911                    9,605                16,958
9/01                3,774                    3,649                10,826
12/01               6,465                    6,228                14,613
3/02                5,249                    5,042                13,462
6/02                2,574                    2,467                 9,742
9/02                1,489                    1,423                 7,714
12/02               1,977                    1,890                 9,121

--------------------------------------------------
         Average Annual Total Return
              as of 12/31/02
--------------------------------------------------
                                           Since
                                         Inception
            1 Year    3 Year    5 Year   (12/1/97)
--------------------------------------------------
Investor   (69.42)%  (70.81)%  (25.05)%  (27.31)%
--------------------------------------------------
Service    (69.66)%  (71.10)%  (25.73)%  (27.95)%
--------------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the UltraOTC ProFund from 12/1/97 to 12/31/02.

    The performance of the UltraOTC ProFund is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraOTC ProFund                         Investments
                                                December 31, 2002

           Common Stocks (79.5%)
                                               Shares       Value
                                             ----------- ------------
          ADC Telecommunications, Inc.*.....     210,797 $    440,566
          Adobe Systems, Inc................      48,704    1,207,908
          Altera Corp.*.....................     114,150    1,408,611
          Amazon.com, Inc.*.................      53,270    1,006,270
          American Power Conversion Corp.*..      41,855      634,103
          Amgen, Inc.*......................     127,087    6,143,385
          Apollo Group, Inc.--Class A*......      37,289    1,640,716
          Apple Computer, Inc.*.............     105,779    1,515,813
          Applied Materials, Inc.*..........     181,118    2,359,968
          BEA Systems, Inc.*................      80,666      925,239
          Bed Bath & Beyond, Inc.*..........      82,949    2,864,230
          Biogen, Inc.*.....................      38,811    1,554,769
          Biomet, Inc.......................      73,817    2,115,595
          Broadcom Corp.--Class A*..........      39,652      597,159
          Brocade Communications Systems,
           Inc.*............................      50,226      207,936
          C.H. Robinson Worldwide, Inc......      17,503      546,094
          CDW Computer Centers, Inc.*.......      18,264      800,876
          Cephalon, Inc.*...................      10,654      518,509
          Check Point Software Technologies,
           Ltd.*............................      50,987      661,301
          Chiron Corp.*.....................      55,553    2,088,793
          CIENA Corp.*......................     108,062      555,439
          Cintas Corp.......................      43,377    1,984,498
          Cisco Systems, Inc.*..............     545,637    7,147,844
          Citrix Systems, Inc.*.............      42,616      525,029
          Comcast Corp.--Special Class A*...     200,904    4,735,307
          Compuware Corp.*..................      49,465      237,432
          Comverse Technology, Inc.*........      41,094      411,762
          Costco Wholesale Corp.*...........      50,987    1,430,695
          Dell Computer Corp.*..............     201,665    5,392,521
          DENTSPLY International, Inc.......      15,981      594,493
          Dollar Tree Stores, Inc.*.........      23,591      579,631
          eBay, Inc.*.......................      48,704    3,303,105
          EchoStar Communications Corp.--
           Class A*.........................      53,270    1,185,790
          Electronic Arts, Inc.*............      30,440    1,514,999
          Expeditors International of
           Washington, Inc..................      21,308      695,706
          Express Scripts, Inc.--Class A*...      14,459      694,610
          Fastenal Co.......................      15,220      569,076
          First Health Group Corp.*.........      22,069      537,380
          Fiserv, Inc.*.....................      50,987    1,731,009
          Flextronics International, Ltd.*..     118,716      972,284
          Gentex Corp.*.....................      16,742      529,717
          Genzyme Corp.--General Division*..      57,075    1,687,708
          Gilead Sciences, Inc.*............      41,094    1,397,196
          Henry Schein, Inc.*...............       8,371      376,695
          Human Genome Sciences, Inc.*......      27,396      241,359
          ICOS Corp.*.......................      12,937      302,855
          IDEC Pharmaceuticals Corp.*.......      35,006    1,161,149
          Intel Corp........................     490,845    7,642,457
          Intuit, Inc.*.....................      54,792    2,570,841
          Invitrogen Corp.*.................       9,893      309,552
          JDS Uniphase Corp.*...............     316,576      781,943
          Juniper Networks, Inc.*...........      51,748      351,886
          KLA-Tencor Corp.*.................      48,704    1,722,660
          Lamar Advertising Co.*............      17,503      588,976
          Lincare Holdings, Inc.*...........      21,308      673,759
          Linear Technology Corp............      88,276    2,270,459
          Maxim Integrated Products, Inc....      95,125    3,142,930

        Common Stocks, continued
                                                Shares         Value
                                              ------------ -------------
       MedImmune, Inc.*......................       57,075 $   1,550,728
       Mercury Interactive Corp.*............       19,025       564,091
       Microchip Technology, Inc.............       35,767       874,503
       Microsoft Corp.*......................      388,871    20,104,631
       Millennium Pharmaceuticals, Inc.*.....       66,968       531,726
       Molex, Inc............................       20,547       473,403
       Network Appliance, Inc.*..............       74,578       745,780
       Nextel Communications, Inc.--Class A*       252,652     2,918,131
       Novellus Systems, Inc.*...............       31,962       897,493
       NVIDIA Corp.*.........................       35,887       413,059
       Oracle Corp.*.........................      470,298     5,079,218
       PACCAR, Inc...........................       27,396     1,263,777
       PanAmSat Corp.*.......................       42,616       623,898
       Patterson Dental Co.*.................       13,698       599,151
       Patterson-UTI Energy, Inc.*...........       17,503       528,066
       Paychex, Inc..........................       75,339     2,101,958
       PeopleSoft, Inc.*.....................       93,603     1,712,935
       Petsmart, Inc.*.......................       28,918       495,365
       Pixar Animation Studios*..............       10,654       564,555
       QLogic Corp.*.........................       19,786       682,815
       Qualcomm, Inc.*.......................      200,143     7,283,203
       RF Micro Devices, Inc.*...............       40,333       295,641
       Ross Stores, Inc......................       15,981       677,435
       Ryanair Holdings PLC--ADR*............       12,937       506,613
       Sanmina-SCI Corp.*....................      119,477       536,452
       Siebel Systems, Inc.*.................      120,238       899,380
       Sigma-Aldrich Corp....................       14,459       704,153
       Smurfit-Stone Container Corp.*........       50,987       784,741
       Staples, Inc.*........................       66,968     1,225,514
       Starbucks Corp.*......................      114,150     2,326,377
       Sun Microsystems, Inc.*...............      286,897       892,250
       Symantec Corp.*.......................       31,201     1,263,953
       Synopsys, Inc.*.......................       14,459       667,283
       Telefonaktiebolaget LM Ericsson*......       29,560       199,234
       Tellabs, Inc.*........................       49,465       359,611
       Teva Pharmaceutical Industries, Ltd.--
        ADR..................................       38,811     1,498,493
       TMP Worldwide, Inc.*..................       25,113       284,028
       USA Networks, Inc.*...................       92,842     2,127,939
       VeriSign, Inc.*.......................       47,182       378,400
       Veritas Software Corp.*...............       89,037     1,390,758
       Whole Foods Market, Inc.*.............       12,176       642,040
       Xilinx, Inc.*.........................       94,364     1,943,898
       Yahoo!, Inc.*.........................       60,119       982,946
                                                           -------------
       TOTAL COMMON STOCKS...................                160,384,218
                                                           -------------
        Federal Home Loan Bank (9.7%)
                                               Principal
                                                Amount
                                              ------------
       Federal Home Loan Bank,
        0.50%, 01/02/03...................... $ 19,572,000    19,571,456
                                                           -------------
       TOTAL FEDERAL HOME LOAN
        BANK.................................                 19,571,456
                                                           -------------
       TOTAL INVESTMENTS
        (Cost $152,256,289)/(a)/--89.2%......                179,955,674
       Net other assets/(liabilities)--10.8%.                 21,730,030
                                                           -------------
       NET ASSETS--100.0%....................              $ 201,685,704
                                                           =============

------
*Non-income producing security

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             UltraOTC ProFund                         Investments
                                                December 31, 2002

/(a)/Cost for federal income taxes is $630,992,000 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $478,735,711. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                  Unrealized appreciation..... $  29,036,267
                  Unrealized depreciation.....  (480,072,593)
                                               -------------
                  Net unrealized appreciation/
                   (depreciation)............. $(451,036,326)
                                               =============

/ADR/ American Depositary Receipt

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                          Unrealized
                                              Contracts Gains/(Losses)
                                              --------- --------------
          E-Mini NASDAQ Future Contract
           expiring March 2003 (Underlying
           face amount at value $1,084,600)..     55     $   (65,024)
          NASDAQ Future Contract expiring
           March 2003 (Underlying face
           amount at value $102,642,600).....   1041      (5,536,909)

The UltraOTC ProFund's investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

               Advertising.................................. 0.3%
               Airlines..................................... 0.3%
               Auto Manufacturers........................... 0.6%

              Biotechnology................................  7.0%
              Chemicals....................................  0.3%
              Commercial Services..........................  2.1%
              Computers....................................  5.4%
              Distribution/Wholesale.......................  0.3%
              Electrical Components & Equipment............  0.5%
              Electronics..................................  1.1%
              Food.........................................  0.3%
              Healthcare--Products.........................  1.8%
              Healthcare--Services.........................  0.3%
              Internet.....................................  3.8%
              Leisure Time.................................  1.1%
              Media........................................  2.3%
              Oil & Gas....................................  0.3%
              Packaging & Containers.......................  0.4%
              Pharmaceuticals..............................  2.8%
              Retail.......................................  5.1%
              Semiconductors............................... 11.9%
              Software..................................... 18.8%
              Telecommunications........................... 11.1%
              Textiles.....................................  1.0%
              Transportation...............................  0.6%
              Other........................................ 20.5%

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $152,256,289)...... $   179,955,674
         Cash...........................................      11,875,184
         Dividends and interest receivable..............          22,419
         Receivable for capital shares issued...........      25,479,835
         Prepaid expenses...............................          62,236
                                                         ---------------
          Total Assets..................................     217,395,348
                                                         ---------------
       Liabilities:
         Payable for capital shares redeemed............      12,740,511
         Unrealized depreciation on swap contracts......       1,587,150
         Variation margin on futures contracts..........         611,915
         Advisory fees payable..........................         141,933
         Management services fees payable...............          28,387
         Administration fees payable....................           9,262
         Distribution and service fees payable--Service
          Class.........................................         370,039
         Other accrued expenses.........................         220,447
                                                         ---------------
          Total Liabilities.............................      15,709,644
                                                         ---------------
       Net Assets....................................... $   201,685,704
                                                         ===============
       Net Assets consist of:
         Capital........................................ $ 2,081,716,105
         Accumulated net investment income/(loss).......           5,664
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.....................................  (1,900,546,367)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.....................................      20,510,302
                                                         ---------------
       Net Assets....................................... $   201,685,704
                                                         ===============
       Investor Class:
         Net Assets..................................... $   187,841,393
         Shares of Beneficial Interest Outstanding......      17,407,020
         Net Asset Value (offering and redemption price
          per share).................................... $         10.79
                                                         ===============
       Service Class:
         Net Assets..................................... $    13,844,311
         Shares of Beneficial Interest Outstanding......       1,347,100
         Net Asset Value (offering and redemption price
          per share).................................... $         10.28
                                                         ===============

      Statement of Operations
                                      For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $     515,984
       Dividends............................................       193,764
                                                             -------------
        Total Investment Income.............................       709,748
                                                             -------------
     Expenses:
       Advisory fees........................................     1,849,647
       Management services fees.............................       369,931
       Administration fees..................................       130,035
       Distribution and service fees--Service Class.........       152,184
       Transfer agent fees..................................     1,133,570
       Registration and filing fees.........................       167,416
       Custody fees.........................................       190,413
       Fund accounting fees.................................       236,976
       Other fees...........................................       292,718
                                                             -------------
        Total Expenses......................................     4,522,890
                                                             -------------
     Net Investment Income/(Loss)...........................    (3,813,142)
                                                             -------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........   (93,177,721)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................  (181,287,868)
       Change in net unrealized appreciation/
        (depreciation) on investments, futures contracts
        and swap contracts..................................   (36,882,849)
                                                             -------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (311,348,438)
                                                             -------------
     Change in Net Assets Resulting from
      Operations............................................ $(315,161,580)
                                                             =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................  $    (3,813,142)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................     (274,465,589)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................      (36,882,849)
                                                                                                    ---------------
  Change in net assets resulting from operations..................................................     (315,161,580)
                                                                                                    ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................    2,557,187,004
   Service Class..................................................................................      334,765,816
  Cost of shares redeemed
   Investor Class.................................................................................   (2,440,544,884)
   Service Class..................................................................................     (320,837,154)
                                                                                                    ---------------
  Change in net assets resulting from capital transactions........................................      130,570,782
                                                                                                    ---------------
  Change in net assets............................................................................     (184,590,798)
Net Assets:
  Beginning of year...............................................................................      386,276,502
                                                                                                    ---------------
  End of year.....................................................................................  $   201,685,704
                                                                                                    ===============
Share Transactions:
  Issued
   Investor Class.................................................................................      167,806,321
   Service Class..................................................................................       16,701,265
  Redeemed
   Investor Class.................................................................................     (160,417,535)
   Service Class..................................................................................      (16,319,824)
                                                                                                    ---------------
  Change in shares................................................................................        7,770,227
                                                                                                    ===============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................  $    (4,447,807)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................     (605,791,038)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................      145,085,495
                                                                                                    ---------------
  Change in net assets resulting from operations..................................................     (465,153,350)
                                                                                                    ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................    2,833,668,192
   Service Class..................................................................................      871,771,761
  Cost of shares redeemed
   Investor Class.................................................................................   (2,498,805,079)
   Service Class..................................................................................     (825,093,547)
                                                                                                    ---------------
  Change in net assets resulting from capital transactions........................................      381,541,327
                                                                                                    ---------------
  Change in net assets............................................................................      (83,612,023)
Net Assets:
  Beginning of year...............................................................................      469,888,525
                                                                                                    ---------------
  End of year.....................................................................................  $   386,276,502
                                                                                                    ===============
Share Transactions:
  Issued
   Investor Class.................................................................................      240,064,560
   Service Class..................................................................................       75,837,581
  Redeemed
   Investor Class.................................................................................     (248,512,971)
   Service Class..................................................................................      (77,056,185)
                                                                                                    ---------------
  Change in shares................................................................................       (9,667,015)
                                                                                                    ===============


              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated

                                                                             Investor Class/(a)/
                                   -----------------------------------------------------------------------------------
                                        For the              For the              For the               For the
                                      year ended           year ended           year ended            year ended
                                   December 31, 2002    December 31, 2001    December 31, 2000     December 31, 1999
                                   -----------------    -----------------    -----------------    -----------------
Net Asset Value, Beginning of
 Period...........................   $      35.29         $     114.10         $     494.40        $       149.10
                                     ------------         ------------         ------------        --------------
Investment Activities:
  Net investment income/(loss)....          (0.25)/(b)/          (0.50)/(b)/          (0.85)/(b)/           (0.80)
  Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts......................         (24.25)              (78.31)             (361.75)               348.40
                                     ------------         ------------         ------------        --------------
  Total income/(loss) from
   investment activities..........         (24.50)              (78.81)             (362.60)               347.60
                                     ------------         ------------         ------------        --------------
Distributions to Shareholders
 From:
  Net investment income...........             --                   --                   --                    --/(c)/
  Net realized gains on
   investments, futures contracts
   and swap contracts.............             --                   --               (17.70)                (2.30)
                                     ------------         ------------         ------------        --------------
  Total distributions.............             --                   --               (17.70)                (2.30)
                                     ------------         ------------         ------------        --------------
Net Asset Value, End of Period....   $      10.79         $      35.29         $     114.10        $       494.40
                                     ============         ============         ============        ==============
Total Return......................         (69.42)%             (69.07)%             (73.70)%              233.25%
Ratios/Supplemental Data:
Net assets, end of year...........   $187,841,393         $353,564,809         $421,434,035        $1,216,220,142
Ratio of expenses to average net
 assets...........................           1.78%                1.80%                1.33%                 1.31%
Ratio of net investment income/
 (loss) to average net assets.....          (1.49)%              (1.06)%              (0.22)%               (0.50)%
Ratio of expenses to average net
 assets*..........................           1.78%                1.80%                1.33%                 1.33%
Portfolio turnover/(d)/...........            522%                 622%                 801%                  670%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated



                                        For the
                                      year ended
                                   December 31, 1998
                                   -----------------
Net Asset Value, Beginning of
 Period...........................   $      52.25
                                     ------------
Investment Activities:
  Net investment income/(loss)....           1.00/(b)/
  Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts......................          95.85
                                     ------------
  Total income/(loss) from
   investment activities..........          96.85
                                     ------------
Distributions to Shareholders
 From:
  Net investment income...........             --/(c)/
  Net realized gains on
   investments, futures contracts
   and swap contracts.............             --
                                     ------------
  Total distributions.............             --
                                     ------------
Net Asset Value, End of Period....   $     149.10
                                     ============
Total Return......................         185.34%
Ratios/Supplemental Data:
Net assets, end of year...........   $239,017,203
Ratio of expenses to average net
 assets...........................           1.47%
Ratio of net investment income/
 (loss) to average net assets.....           1.05%
Ratio of expenses to average net
 assets*..........................           1.67%
Portfolio turnover/(d)/...........            156%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund


 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                            Service Class/(a)/
                                   --------------------------------------------------------------------------------
                                        For the              For the              For the              For the
                                      year ended           year ended           year ended           year ended
                                   December 31, 2002    December 31, 2001    December 31, 2000    December 31, 1999
                                   -----------------    -----------------    -----------------    -----------------
Net Asset Value, Beginning of
 Period...........................    $     33.88          $    110.90          $    487.00         $     148.40
                                      -----------          -----------          -----------         ------------
Investment Activities:
  Net investment income/(loss)....          (0.39)/(b)/          (0.94)/(b)/          (4.65)/(b)/          (3.20)
  Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts......................         (23.21)              (76.08)             (353.75)              344.10
                                      -----------          -----------          -----------         ------------
  Total income/(loss) from
   investment activities..........         (23.60)              (77.02)             (358.40)              340.90
                                      -----------          -----------          -----------         ------------
Distributions to Shareholders
 From:
  Net investment income...........             --                   --                   --                   --
  Net realized gains on
   investments, futures contracts
   and swap contracts.............             --                   --               (17.70)               (2.30)
                                      -----------          -----------          -----------         ------------
  Total distributions.............             --                   --               (17.70)               (2.30)
                                      -----------          -----------          -----------         ------------
Net Asset Value, End of Period....    $     10.28          $     33.88          $    110.90         $     487.00
                                      ===========          ===========          ===========         ============
Total Return......................         (69.66)%             (69.45)%             (73.96)%             229.73%
Ratios/Supplemental Data:
Net assets, end of year...........    $13,844,311          $32,711,693          $48,454,490         $134,837,724
Ratio of expenses to average net
 assets...........................           2.53%                2.80%                2.33%                2.30%
Ratio of net investment income/
 (loss) to average net assets.....          (2.25)%              (2.03)%              (1.22)%              (1.49)%
Ratio of expenses to average net
 assets*..........................           2.53%                2.80%                2.33%                2.32%
Portfolio turnover/(d)/...........            522%                 622%                 801%                 670%

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                        For the
                                      year ended
                                   December 31, 1998
                                   -----------------
Net Asset Value, Beginning of
 Period...........................    $     52.25
                                      -----------
Investment Activities:
  Net investment income/(loss)....           0.50/(b)/
  Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts......................          95.65
                                      -----------
  Total income/(loss) from
   investment activities..........          96.15
                                      -----------
Distributions to Shareholders
 From:
  Net investment income...........             --/(c)/
  Net realized gains on
   investments, futures contracts
   and swap contracts.............             --
                                      -----------
  Total distributions.............             --
                                      -----------
Net Asset Value, End of Period....    $    148.40
                                      ===========
Total Return......................         183.98%
Ratios/Supplemental Data:
Net assets, end of year...........    $32,391,937
Ratio of expenses to average net
 assets...........................           2.38%
Ratio of net investment income/
 (loss) to average net assets.....           0.07%
Ratio of expenses to average net
 assets*..........................           2.61%
Portfolio turnover/(d)/...........            156%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              UltraJapan ProFund

   For the year ended December 31, 2002, the UltraJapan ProFund had a NAV total return of -39.80%* for Investor Class shares, compared to a return of -18.63% for the unmanaged Nikkei 225 Stock Average. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with twice the performance of related futures contracts traded in the United States. The Nikkei 225 Stock Average is an unmanaged price-weighted index of 225 large, actively traded Japanese stocks which are traded on the Tokyo Stock Exchange.

   For the fiscal year, the UltraJapan ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of U.S. traded futures contracts related to the Nikkei 225 Stock Average (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Nikkei 225 Stock Average or any of the companies included in the Nikkei 225 Stock Average.

                                    [CHART]

Value of a $10,000 Investment

        UltraJapan - Investor    UltraJapan - Service     Nikkei 225
        ---------------------    --------------------     ----------
2/7/00         $10,000                    $10,000           $10,000
3/00            10,547                     10,527            10,802
6/00             7,680                      7,650             8,936
9/00             6,117                      6,077             7,948
12/00            4,656                      4,614             6,559
3/01             4,171                      4,110             5,647
6/01             4,026                      3,964             5,667
9/01             2,249                      2,208             4,474
12/01            2,463                      2,413             4,380
3/02             2,859                      2,794             4,580
6/02             2,422                      2,362             4,413
9/02             1,806                      1,758             3,898
12/02            1,483                      1,439             3,564

-------------------------------------
     Average Annual Total Return
            as of 12/31/02
-------------------------------------
                              Since
                            Inception
                 1 Year     (2/7/00)
-------------------------------------
Investor        (39.80)%     (48.24)%
-------------------------------------
Service         (40.37)%     (48.77)%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from 2/7/00 to 12/31/02.

    The performance of the UltraJapan ProFund is measured against the Nikkei 225 Stock Average, an unmanaged index generally representative of the performance of the Tokyo Stock Exchange as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraJapan ProFund                       Investments
                                                December 31, 2002

            Federal Home Loan Bank (16.0%)
                                                Principal
                                                 Amount     Value
                                                --------- ----------
           Federal Home Loan Bank,
            0.50%, 01/02/03.................... $470,000  $  469,987
                                                          ----------
           TOTAL FEDERAL HOME LOAN BANK........              469,987
                                                          ----------
            Options Purchased (80.7%)
                                                Contracts
                                                ---------
           Nikkei 225 Futures Option expiring
            January, 2003 @ $4,000.............      104   2,376,400
                                                          ----------
           TOTAL OPTIONS PURCHASED.............            2,376,400
                                                          ----------
           TOTAL INVESTMENTS
            (Cost $2,914,462)/(a)/--96.7%......            2,846,387
           Net other assets/(liabilities)--3.3%               96,051
                                                          ----------
           NET ASSETS--100.0%..................           $2,942,438
                                                          ==========

------
/(a)/Cost for federal income taxes is $2,846,393 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $68,069 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

              Unrealized appreciation................... $ 1,190
              Unrealized depreciation...................  (1,196)
                                                         -------
              Net unrealized appreciation/(depreciation) $    (6)
                                                         =======

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                          Unrealized
                                              Contracts Gains/(Losses)
                                              --------- --------------
          Nikkei 225 Future Contract expiring
           March 2003 (Underlying face
           amount at value $1,414,050).......    33        $10,677

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $2,914,462)............ $  2,846,387
        Cash...............................................          820
        Receivable for capital shares issued...............       93,103
        Receivable from Investment Advisor.................        3,615
        Prepaid expenses...................................       19,744
                                                            ------------
         Total Assets......................................    2,963,669
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................        5,323
        Variation margin on futures contracts..............        3,205
        Administration fees payable........................          148
        Distribution and service fees payable--Service
         Class.............................................        1,016
        Other accrued expenses.............................       11,539
                                                            ------------
         Total Liabilities.................................       21,231
                                                            ------------
      Net Assets........................................... $  2,942,438
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 24,348,982
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (21,349,146)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................      (57,398)
                                                            ------------
      Net Assets........................................... $  2,942,438
                                                            ============
      Investor Class:
        Net Assets......................................... $  2,799,165
        Shares of Beneficial Interest Outstanding..........      133,711
        Net Asset Value (offering and redemption price per
         share)............................................ $      20.93
                                                            ============
      Service Class:
        Net Assets......................................... $    143,273
        Shares of Beneficial Interest Outstanding..........        6,925
        Net Asset Value (offering and redemption price per
         share)............................................ $      20.69
                                                            ============

        Statement of Operations
                                    For the year ended December 31, 2002
       Investment Income:
         Interest......................................... $      45,538
                                                           -------------
       Expenses:
         Advisory fees....................................        88,212
         Management services fees.........................        14,702
         Administration fees..............................         5,208
         Distribution and service fees--Service Class.....        29,671
         Transfer agent fees..............................        53,846
         Registration and filing fees.....................        31,283
         Custody fees.....................................         9,820
         Fund accounting fees.............................         9,822
         Other fees.......................................        13,838
                                                           -------------
          Total Expenses before reductions................       256,402
          Less Expenses reduced by the Investment
           Advisor........................................       (37,655)
                                                           -------------
          Net Expenses....................................       218,747
                                                           -------------
       Net Investment Income/(Loss).......................      (173,209)
                                                           -------------
       Realized and Unrealized Gains/(losses) on
        Investments and Futures Contracts:
         Net realized gains/(losses) on investments.......  (102,182,398)
         Net realized gains/(losses) on futures contracts.    91,210,736
         Change in net unrealized appreciation/
          (depreciation) on investments and futures
          contracts.......................................      (899,910)
                                                           -------------
          Net realized and unrealized gains/(losses) on
           investments and futures contracts..............   (11,871,572)
                                                           -------------
       Change in Net Assets Resulting from
        Operations........................................ $ (12,044,781)
                                                           =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Statements of Changes in Net Assets
                                                                                                  For the           For the
                                                                                                year ended        year ended
                                                                                             December 31, 2002 December 31, 2001
                                                                                             ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $   (173,209)     $     (4,237)
  Net realized gains/(losses) on investments and futures contracts..........................    (10,971,662)       (4,376,081)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.       (899,910)           25,043
                                                                                               ------------      ------------
  Change in net assets resulting from operations............................................    (12,044,781)       (4,355,275)
                                                                                               ------------      ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...........................................................................             --              (798)
                                                                                               ------------      ------------
  Change in net assets resulting from distributions.........................................             --              (798)
                                                                                               ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................     94,988,738        69,117,192
   Service Class............................................................................     52,518,237        40,760,766
  Dividends reinvested
   Investor Class...........................................................................             --               775
  Cost of shares redeemed
   Investor Class...........................................................................    (88,242,657)      (63,908,241)
   Service Class............................................................................    (47,114,034)      (40,670,481)
                                                                                               ------------      ------------
  Change in net assets resulting from capital transactions..................................     12,150,284         5,300,011
                                                                                               ------------      ------------
  Change in net assets......................................................................        105,503           943,938
Net Assets:
  Beginning of year.........................................................................      2,836,935         1,892,997
                                                                                               ------------      ------------
  End of year...............................................................................   $  2,942,438      $  2,836,935
                                                                                               ============      ============
Share Transactions:
  Issued
   Investor Class...........................................................................      2,826,814         5,120,246
   Service Class............................................................................      1,408,318         2,089,383
  Reinvested
   Investor Class...........................................................................             --                22
  Redeemed
   Investor Class...........................................................................     (2,770,671)       (5,122,606)
   Service Class............................................................................     (1,405,417)       (2,148,842)
                                                                                               ------------      ------------
  Change in shares..........................................................................         59,044           (61,797)
                                                                                               ============      ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund


 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                                  Investor Class/(a)/
                                              -----------------------------------------------------
                                                                                       For the period
                                                   For the             For the      February 7, 2000/(b)/
                                                 year ended          year ended           through
                                              December 31, 2002   December 31, 2001  December 31, 2000
                                              -----------------   ----------------- --------------------
Net Asset Value, Beginning of Period.........    $    34.77          $    65.75          $   150.00
                                                 ----------          ----------          ----------
Investment Activities:
 Net investment income/(loss)................         (0.49)/(c)/        0.19/ (c)/          2.90/ (c)/
 Net realized and unrealized gains/(losses)
   on investments and futures contracts......        (13.35)             (31.16)             (82.95)
                                                 ----------          ----------          ----------
 Total income/(loss) from investment
   activities................................        (13.84)             (30.97)             (80.05)
                                                 ----------          ----------          ----------
Distributions to Shareholders From:
 Net investment income.......................            --               (0.01)              (4.20)
                                                 ----------          ----------          ----------
Net Asset Value, End of Period...............    $    20.93          $    34.77          $    65.75
                                                 ==========          ==========          ==========
Total Return.................................        (39.80)%            (47.10)%            (53.44)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year......................    $2,799,165          $2,697,296          $1,050,477
Ratio of expenses to average net assets......          1.93%               1.95%               1.59%/(e)/
Ratio of net investment income/(loss) to
 average net assets..........................         (1.48)%              0.39%               2.99%/(e)/
Ratio of expenses to average net assets*.....          2.37%               2.46%               2.31%/(e)/
Portfolio turnover/(f)/......................            --               1,299%              1,300%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.

                                                             Service Class/(a)/
                                         ----------------------------------------------------
                                                                                  For the period
                                              For the            For the       February 7, 2000/(b)
                                            year ended         year ended            /through
                                         December 31, 2002  December 31, 2001   December 31, 2000
                                         -----------------  -----------------  --------------------
Net Asset Value, Beginning of Period....     $  34.70           $  66.35             $ 150.00
                                             --------           --------             --------
Investment Activities:
 Net investment income/(loss)...........        (0.89)/(c)/        (0.28)/(c)/         1.95/ (c)/
 Net realized and unrealized
   gains/(losses) on investments and
   futures contracts....................       (13.12)            (31.37)              (82.65)
                                             --------           --------             --------
 Total income/(loss) from investment
   activities...........................       (14.01)            (31.65)              (80.75)
                                             --------           --------             --------
Distributions to Shareholders From:
 Net investment income..................           --                 --                (2.95)
                                             --------           --------             --------
Net Asset Value, End of Period..........     $  20.69           $  34.70             $  66.35
                                             ========           ========             ========
Total Return............................       (40.37)%           (47.70)%             (53.86)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.................     $143,273           $139,639             $842,520
Ratio of expenses to average net assets.         2.95%              2.78%                2.60%/(e)/
Ratio of net investment income/(loss)
 to average net assets..................        (2.45)%            (0.60)%               2.09%/(e)/
Ratio of expenses to average net assets*         3.22%              3.29%                3.33%/(e)/
Portfolio turnover(f)...................           --              1,299%               1,300%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                                 Bear ProFund

   For the year ended December 31, 2002, the Bear ProFund had a NAV total return of 20.92%* for Investor Class shares, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund seeks daily investment results, before fees and expenses, that inversely correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the Bear ProFund achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                     [CHART]


Value of a $10,000 Investment

            Bear - Investor            Bear - Service             S&P 500
            ---------------            --------------             -------
12/30/97       $10,000                    $10,000                 $10,000
12/97           10,000                     10,000                   9,996
3/98             8,960                      8,960                  11,348
6/98             8,740                      8,740                  11,679
9/98             9,710                      9,710                  10,476
12/98            8,054                      7,996                  12,662
3/99             7,844                      7,734                  13,250
6/99             7,416                      7,302                  14,139
9/99             8,005                      7,869                  13,212
12/99            7,062                      6,931                  15,134
3/00             6,985                      6,826                  15,436
6/00             7,284                      7,100                  14,983
9/00             7,497                      7,325                  14,797
12/00            8,221                      8,008                  13,599
3/01             9,438                      9,171                  11,952
6/01             8,916                      8,648                  12,612
9/01            10,489                     10,143                  10,722
12/01            9,395                      9,063                  11,826
3/02             9,325                      8,962                  11,819
6/02            10,673                     10,231                  10,196
9/02            12,560                     12,008                   8,398
12/02           11,360                     10,838                   9,063


-----------------------------------------------
         Average Annual Total Return
              as of 12/31/02
-----------------------------------------------
                                       Since
                                      Inception
            1 Year  3 Year   5 Year   (12/30/97)
-----------------------------------------------
Investor    20.92%  17.17%   2.58%     2.58%
-----------------------------------------------
Service     19.58%  16.07%   1.62%     1.62%
-----------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from 12/30/97 to 12/31/02.

   The performance of the Bear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Bear ProFund                             Investments
                                                December 31, 2002

          Federal Home Loan Bank (90.0%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $70,231,000 $70,229,049
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              70,229,049
                                                            -----------
          Federal Home Loan Mortgage Corporation (4.0%)
         Federal Home Loan Mortgage
          Corporation, 0.50%, 01/02/03.........   3,104,000   3,103,914
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.................               3,103,914
                                                            -----------
          Federal National Mortgage Association (4.0%)
         Federal National Mortgage Association,
          0.50%, 01/02/03......................   3,104,000   3,103,914
                                                            -----------
         TOTAL FEDERAL NATIONAL
          MORTGAGE ASSOCIATION.................               3,103,914
                                                            -----------
          U.S. Treasury Bills (4.0%)
         U.S. Treasury Bills,
          0.51%, 01/02/03......................   3,104,000   3,104,000
                                                            -----------
         TOTAL U.S. TREASURY BILLS.............               3,104,000
                                                            -----------

         Options Purchased (0.0%)
                                                 Contracts    Value
                                                 --------- -----------
        S&P 500 Futures Option expiring January,
         2003 @ $1,200..........................    150    $     1,125
                                                           -----------
        TOTAL OPTIONS PURCHASED.................                 1,125
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $79,544,446)/(a)/--102.0%........            79,542,002
        Net other assets/(liabilities)--(2.0)%..            (1,559,491)
                                                           -----------
        NET ASSETS--100.0%......................           $77,982,511
                                                           ===========

------
/(a)/Cost for federal income taxes is $79,543,020 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $1,426 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

              Unrealized appreciation................... $    43
              Unrealized depreciation...................  (1,061)
                                                         -------
              Net unrealized appreciation/(depreciation) $(1,018)
                                                         =======

At December 31, 2002, the following futures contracts sold were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $1,758,000)....     8        $16,289

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $79,544,446)........... $79,542,002
         Cash...............................................         830
         Receivable for capital shares issued...............     557,679
         Prepaid expenses...................................      33,100
                                                             -----------
          Total Assets......................................  80,133,611
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   1,611,038
         Unrealized depreciation on swap contracts..........     391,294
         Variation margin on futures contracts..............       3,239
         Advisory fees payable..............................      70,974
         Management services fees payable...................       8,896
         Administration fees payable........................       2,933
         Distribution and service fees payable--
          Service Class.....................................       8,256
         Other accrued expenses.............................      54,470
                                                             -----------
          Total Liabilities.................................   2,151,100
                                                             -----------
       Net Assets........................................... $77,982,511
                                                             ===========
       Net Assets consist of:
         Capital............................................ $78,848,546
         Accumulated net investment income/(loss)...........       8,245
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................    (496,831)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................    (377,449)
                                                             -----------
       Net Assets........................................... $77,982,511
                                                             ===========
       Investor Class:
         Net Assets......................................... $72,472,951
         Shares of Beneficial Interest Outstanding..........   1,601,331
         Net Asset Value (offering and redemption price per
          share)............................................ $     45.26
                                                             ===========
       Service Class:
         Net Assets......................................... $ 5,509,560
         Shares of Beneficial Interest Outstanding..........     124,798
         Net Asset Value (offering and redemption price per
          share)............................................ $     44.15
                                                             ===========

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $    575,370
                                                             ------------
     Expenses:
       Advisory fees........................................      304,545
       Management services fees.............................       60,909
       Administration fees..................................       21,430
       Distribution and service fees--Service Class.........      117,197
       Transfer agent fees..................................      170,184
       Registration and filing fees.........................       83,341
       Custody fees.........................................       24,788
       Fund accounting fees.................................       41,464
       Other fees...........................................       57,360
       Recoupment of prior expenses reimbursed by the
        Investment Advisor..................................       26,493
                                                             ------------
        Total Expenses......................................      907,711
                                                             ------------
     Net Investment Income/(Loss)...........................     (332,341)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (23,856,585)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   26,018,155
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................     (245,056)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................    1,916,514
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $  1,584,173
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $    (332,341)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................       2,161,570
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................        (245,056)
                                                                                                     -------------
  Change in net assets resulting from operations..................................................       1,584,173
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................     651,298,043
   Service Class..................................................................................     723,268,008
  Cost of shares redeemed
   Investor Class.................................................................................    (588,025,215)
   Service Class..................................................................................    (721,396,342)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      65,144,494
                                                                                                     -------------
  Change in net assets............................................................................      66,728,667
Net Assets:
  Beginning of year...............................................................................      11,253,844
                                                                                                     -------------
  End of year.....................................................................................   $  77,982,511
                                                                                                     =============
Share Transactions:
  Issued
   Investor Class.................................................................................      15,254,026
   Service Class..................................................................................      17,805,584
  Redeemed
   Investor Class.................................................................................     (13,879,716)
   Service Class..................................................................................     (17,755,430)
                                                                                                     -------------
  Change in shares................................................................................       1,424,464
                                                                                                     =============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $      88,037
  Net realized gains/(losses) on investments, futures contracts and swap contracts................       1,594,483
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................        (115,300)
                                                                                                     -------------
  Change in net assets resulting from operations..................................................       1,567,220
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.................................................................................     444,217,616
   Service Class..................................................................................     582,182,355
  Cost of shares redeemed
   Investor Class.................................................................................    (445,992,969)
   Service Class..................................................................................    (580,020,143)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................         386,859
                                                                                                     -------------
  Change in net assets............................................................................       1,954,079
Net Assets:
  Beginning of year...............................................................................       9,299,765
                                                                                                     -------------
  End of year.....................................................................................   $  11,253,844
                                                                                                     =============
Share Transactions:
  Issued
   Investor Class.................................................................................      12,131,033
   Service Class..................................................................................      15,659,377
  Redeemed
   Investor Class.................................................................................     (12,175,419)
   Service Class..................................................................................     (15,597,331)
                                                                                                     -------------
  Change in shares................................................................................          17,660
                                                                                                     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund


 Financial Highlights
Selected data for a share of
beneficial interest
outstanding throughout the
periods indicated.

                                                                Investor Class/(a)/
                          -------------------------------------------------------------------------------------------
                               For the              For the            For the            For the            For the
                             year ended           year ended         year ended         year ended         year ended
                          December 31, 2002    December 31, 2001  December 31, 2000  December 31, 1999  December 31, 1998
                          -----------------    -----------------  -----------------  -----------------  -----------------
Net Asset Value,
 Beginning of Period.....    $     37.43          $    32.75         $    30.18         $    39.88         $    50.00
                             -----------          ----------         ----------         ----------         ----------
Investment Activities:
 Net investment
   income/(loss).........          (0.24)/(b)/          0.52/(b)/          1.09/(b)/          1.10/(b)/          1.47/(b)/
 Net realized and
   unrealized gains/
   (losses) on
   investments, futures
   contracts and swap
   contracts.............           8.07                4.16               3.84              (5.97)            (11.22)
                             -----------          ----------         ----------         ----------         ----------
 Total income/(loss)
   from investment
   activities............           7.83                4.68               4.93              (4.87)             (9.75)
                             -----------          ----------         ----------         ----------         ----------
Distributions to
 Shareholders From:
 Net investment income...             --                  --              (2.36)             (4.83)             (0.37)
 Net realized gains on
   investments and
   futures contracts.....             --                  --                 --                 --                 --/(c)/
                             -----------          ----------         ----------         ----------         ----------
 Total distributions.....             --                  --              (2.36)             (4.83)             (0.37)
                             -----------          ----------         ----------         ----------         ----------
Net Asset Value, End of
 Period..................    $     45.26          $    37.43         $    32.75         $    30.18         $    39.88
                             ===========          ==========         ==========         ==========         ==========
Total Return.............          20.92%              14.29%             16.41%            (12.32)%           (19.46)%
Ratios/Supplemental Data:
Net assets, end of year..    $72,472,951          $8,498,343         $8,888,800         $2,330,573         $4,166,787
Ratio of expenses to
 average net assets......           1.95%               1.88%              1.84%              1.40%              1.54%
Ratio of net investment
 income/(loss) to
 average net assets......          (0.56)%              1.41%              3.43%              2.86%              3.12%
Ratio of expenses to
 average net assets*.....           1.95%               1.96%              2.19%              1.68%              3.26%
Portfolio turnover/(d)/..             --               1,299%             1,299%             1,215%                --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund


 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                        Service Class/(a)/
                                  -------------------------------------------------------------------------------
                                       For the              For the              For the            For the
                                     year ended           year ended           year ended         year ended
                                  December 31, 2002    December 31, 2001    December 31, 2000  December 31, 1999
                                  -----------------    -----------------    -----------------  -----------------
Net Asset Value, Beginning of
 Period..........................    $    36.92           $    32.62            $  29.86          $    39.76
                                     ----------           ----------            --------          ----------
Investment Activities:
  Net investment
   income/(loss).................         (0.59)/(b)/          (0.12)/(b)/          0.75/(b)/           0.63/(b)/
  Net realized and unrealized
   gains/(losses) on
   investments, futures
   contracts and swap
   contracts.....................          7.82                 4.42                3.87               (5.92)
                                     ----------           ----------            --------          ----------
  Total income/(loss) from
   investment activities.........          7.23                 4.30                4.62               (5.29)
                                     ----------           ----------            --------          ----------
Distributions to Shareholders
 From:
  Net investment income..........            --                   --               (1.86)              (4.61)
  Net realized gains on
   investments and futures
   contracts.....................            --                   --                  --                  --
                                     ----------           ----------            --------          ----------
  Total distributions............            --                   --               (1.86)              (4.61)
                                     ----------           ----------            --------          ----------
Net Asset Value, End of
 Period..........................    $    44.15           $    36.92            $  32.62          $    29.86
                                     ==========           ==========            ========          ==========
Total Return.....................         19.58%               13.18%              15.54%             (13.32)%
Ratios/Supplemental Data:
Net assets, end of year..........    $5,509,560           $2,755,501            $410,965          $1,095,326
Ratio of expenses to average net
 assets..........................          2.91%                2.95%               2.83%               2.23%
Ratio of net investment income/
 (loss) to average net assets....         (1.44)%              (0.32)%              2.43%               1.69%
Ratio of expenses to average net
 assets*.........................          2.91%                3.03%               3.18%               2.91%
Portfolio turnover/(d)/..........            --                1,299%              1,299%              1,215%

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                       For the
                                     year ended
                                  December 31, 1998
                                  -----------------
Net Asset Value, Beginning of
 Period..........................     $  50.00
                                      --------
Investment Activities:
  Net investment
   income/(loss).................         0.87/(b)/
  Net realized and unrealized
   gains/(losses) on
   investments, futures
   contracts and swap
   contracts.....................       (10.88)
                                      --------
  Total income/(loss) from
   investment activities.........       (10.01)
                                      --------
Distributions to Shareholders
 From:
  Net investment income..........        (0.23)
  Net realized gains on
   investments and futures
   contracts.....................           --/(c)/
                                      --------
  Total distributions............        (0.23)
                                      --------
Net Asset Value, End of
 Period..........................     $  39.76
                                      ========
Total Return.....................       (20.04)%
Ratios/Supplemental Data:
Net assets, end of year..........     $379,670
Ratio of expenses to average net
 assets..........................         2.49%
Ratio of net investment income/
 (loss) to average net assets....         1.90%
Ratio of expenses to average net
 assets*.........................         4.09%
Portfolio turnover/(d)/..........           --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            Short Small-Cap ProFund

   For the period May 1, 2002 through December 31, 2002, the Short Small-Cap ProFund had a NAV total return of 24.37%* for Investor Class shares, compared to a return of -25.01% for the unmanaged Russell 2000(R) Index. This ProFund seeks daily investment results, before fees and expenses, that inversely corresponds with the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of the common stocks of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the Short Small-Cap ProFund achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                                    [CHART]

Value of a $10,000 Investment

            Short Small-Cap   Short Small-Cap
              - Investor         - Service      Russell 2000
            ---------------  ----------------   ------------
5/1/02         $10,000          $10,000          $10,000
  6/02          10,873           10,850            9,057
  9/02          13,460           13,400            7,092
 12/02          12,437           12,353            7,499

-------------------------------------
      Aggregate Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                           (5/1/02)
-------------------------------------
Investor                    24.37%
-------------------------------------
Service                     23.53%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from 5/1/02 to 12/31/02.

    The performance of the Short Small-Cap ProFund is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Short Small-Cap ProFund                  Investments
                                                December 31, 2002

          Federal Home Loan Bank (48.4%)
                                               Principal
                                                Amount       Value
                                              ----------- ------------
         Federal Home Loan Bank,
          0.50%, 01/02/03.................... $55,295,000 $ 55,293,464
                                                          ------------
         TOTAL FEDERAL HOME LOAN
          BANK...............................               55,293,464
                                                          ------------
          U.S. Treasury Bills (43.7%)
         U.S. Treasury Bills,
          0.51%, 01/02/03....................  50,003,000   50,001,611
                                                          ------------
         TOTAL U.S. TREASURY BILLS...........               50,001,611
                                                          ------------
          Options Purchased (0.0%)
                                               Contracts
                                              -----------
         Russell 2000 Futures Option expiring
          January 2003 @ $900................          95          950
         Russell 2000 Futures Option expiring
          February 2003 @ $900...............          45          900
                                                          ------------
         TOTAL OPTIONS PURCHASED.............                    1,850
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $105,300,529)/(a)/--92.1%....              105,296,925
         Net other assets/(liabilities)--7.9%                9,063,913
                                                          ------------
         NET ASSETS--100.0%..................             $114,360,838
                                                          ============

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

              Unrealized appreciation................... $     0
              Unrealized depreciation...................  (3,604)
                                                         -------
              Net unrealized appreciation/(depreciation) $(3,604)
                                                         =======

At December 31, 2002, the following futures contracts sold were outstanding:

                                                           Unrealized
                                               Contracts Gains/(Losses)
                                               --------- --------------
         Russell 2000 Future Contract expiring
          March 2003 (Underlying face
          amount at value $23,493,000)........    123       $335,772

              See accompanying notes to the financial statements.

PROFUNDS
Short Small-Cap ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $105,300,529).......... $105,296,925
        Cash...............................................    1,600,874
        Receivable for capital shares issued...............    9,083,752
        Unrealized appreciation on swap contracts..........      260,117
        Variation margin on futures contracts..............        4,551
        Prepaid expenses...................................       33,877
                                                            ------------
         Total Assets......................................  116,280,096
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    1,757,485
        Advisory fees payable..............................       57,620
        Management services fees payable...................       11,524
        Administration fees payable........................        3,798
        Distribution and service fees payable--Service
         Class.............................................          823
        Other accrued expenses.............................       88,008
                                                            ------------
         Total Liabilities.................................    1,919,258
                                                            ------------
      Net Assets........................................... $114,360,838
                                                            ============
      Net Assets consist of:
        Capital............................................ $115,183,221
        Accumulated net investment income/(loss)...........      (76,800)
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................   (1,337,868)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................      592,285
                                                            ------------
      Net Assets........................................... $114,360,838
                                                            ============
      Investor Class:
        Net Assets......................................... $110,732,982
        Shares of Beneficial Interest Outstanding..........    2,967,933
        Net Asset Value (offering and redemption price per
         share)............................................ $      37.31
                                                            ============
      Service Class:
        Net Assets......................................... $  3,627,856
        Shares of Beneficial Interest Outstanding..........       97,899
        Net Asset Value (offering and redemption price per
         share)............................................ $      37.06
                                                            ============

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $   740,082
                                                              -----------
      Expenses:
        Advisory fees........................................     364,165
        Management services fees.............................      72,834
        Administration fees..................................      11,062
        Distribution service fees--Service Class.............      57,576
        Transfer agent fees..................................     118,977
        Registration and filing fees.........................      32,424
        Custody fees.........................................      30,840
        Fund accounting fees.................................      22,940
        Other fees...........................................      73,459
                                                              -----------
         Total Expenses......................................     784,277
                                                              -----------
      Net Investment Income/(Loss)...........................     (44,195)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........      20,600
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  17,089,963
        Change in net unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     592,285
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  17,702,848
                                                              -----------
      Change Net Assets Resulting from Operations............ $17,658,653
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Short Small-Cap ProFund

 Statement of Changes in Net Assets
                                                                                                              For the period
                                                                                                              May 1, 2002/(a)
                                                                                                                 /through
                                                                                                             December 31, 2002
                                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................................  $       (44,195)
  Net realized gains/(losses) on investments, futures contracts and swap contracts..........................       17,110,563
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.          592,285
                                                                                                              ---------------
  Change in net assets resulting from operations............................................................       17,658,653
                                                                                                              ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................................    1,929,033,352
   Service Class............................................................................................      311,504,812
  Cost of shares redeemed
   Investor Class...........................................................................................   (1,836,136,531)
   Service Class............................................................................................     (307,699,448)
                                                                                                              ---------------
  Change in net assets resulting from capital transactions..................................................       96,702,185
                                                                                                              ---------------
  Change in net assets......................................................................................      114,360,838
Net Assets:
  Beginning of period.......................................................................................               --
                                                                                                              ---------------
  End of period.............................................................................................  $   114,360,838
                                                                                                              ===============
Share Transactions:
  Issued
   Investor Class...........................................................................................       53,280,581
   Service Class............................................................................................        8,442,870
  Redeemed
   Investor Class...........................................................................................      (50,312,648)
   Service Class............................................................................................       (8,344,971)
                                                                                                              ---------------
  Change in shares..........................................................................................        3,065,832
                                                                                                              ===============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Short Small-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                    Investor Class
                                                                                                   -----------------
                                                                                                    For the period
                                                                                                   May 1, 2002/(a)/
                                                                                                        through
                                                                                                   December 31, 2002
                                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................................   $      30.00
                                                                                                     ------------
Investment Activities:
  Net investment income/(loss)....................................................................           0.01/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.           7.30
                                                                                                     ------------
  Total income/(loss) from investment activities..................................................           7.31
                                                                                                     ------------
Net Asset Value, End of Period....................................................................   $      37.31
                                                                                                     ============
Total Return......................................................................................          24.37%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................   $110,732,982
Ratio of expenses to average net assets...........................................................           1.49%/(d)/
Ratio of net investment income/(loss) to average net assets.......................................           0.02%/(d)/
Portfolio turnover/(e)/...........................................................................             --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                     Service Class
                                                                                                   -----------------
                                                                                                    For the period
                                                                                                   May 1, 2002/(a)/
                                                                                                        through
                                                                                                   December 31, 2002
                                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................................    $    30.00
                                                                                                      ----------
Investment Activities:
  Net investment income/(loss)....................................................................         (0.23)/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.          7.29
                                                                                                      ----------
  Total income/(loss) from investment activities..................................................          7.06
                                                                                                      ----------
Net Asset Value, End of Period....................................................................    $    37.06
                                                                                                      ==========
Total Return......................................................................................         23.53%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................    $3,627,856
Ratio of expenses to average net assets...........................................................          2.51%/(d)/
Ratio of net investment income/(loss) to average net assets.......................................         (0.92)%/(d)/
Portfolio turnover/(e)/...........................................................................            --

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               Short OTC ProFund

   For the period ended May 1, 2002 to December 31, 2002, the Short OTC ProFund had a NAV total return of 12.60%* for Investor Class shares, compared to a return of -22.33% for the unmanaged NASDAQ-100 Index(R). This ProFund seeks daily investment results, before fees and expenses, that inversely corresponds with the daily performance of the NASDAQ-100 Index. The NASDAQ-100 is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the Short OTC ProFund achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                    [CHART]

Value of a $10,000 Investment

            Short OTC    Short OTC
            - Investor   - Service    NASDAQ-100
            ----------  -----------   ----------
5/1/02       $10,000      $10,000     $10,000
  6/02        11,717       11,700       8,296
  9/02        13,860       13,797       6,569
 12/02        11,260       11,173       7,767

-------------------------------------
      Aggregate Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                           (5/1/02)
------------------------------------
Investor                    12.60%
------------------------------------
Service                     11.73%
------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Short OTC ProFund from 5/1/02 to 12/31/02.

    The performance of the Short OTC ProFund is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Short OTC ProFund                        Investments
                                                December 31, 2002


         Federal Home Loan Bank (136.3%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank, 0.50%,
         01/02/03.............................. $17,900,000 $17,899,503
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              17,899,503
                                                            -----------
         Options Purchased (0.0%)
                                                 Contracts
                                                -----------
        NASDAQ Futures Option expiring
         January 2003 @ $2,400.................          30          90
                                                            -----------
        TOTAL OPTIONS PURCHASED................                      90
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $17,900,037)/(a)/--136.3%.......              17,899,593
        Net other assets/(liabilities)--(36.3)%              (4,768,569)
                                                            -----------
        NET ASSETS--100.0%.....................             $13,131,024
                                                            ===========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

               Unrealized appreciation................... $ 136
               Unrealized depreciation...................  (580)
                                                          -----
               Net unrealized appreciation/(depreciation) $(444)
                                                          =====

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
            NASDAQ Future Contract expiring
             March 2003 (Underlying face
             amount at value $493,000).....     5        $(6,773)

At December 31, 2002, the following futures contracts sold were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini NASDAQ Future Contract
            expiring March 2003 (Underlying
            face amount at value $493,000).    25        $15,888

              See accompanying notes to the financial statements.

PROFUNDS
Short OTC ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $17,900,037)........... $17,899,593
         Cash...............................................      35,478
         Receivable for capital shares issued...............     489,739
         Unrealized appreciation on swap contracts..........     242,226
         Variation margin on futures contracts..............       1,787
         Prepaid expenses...................................      13,600
                                                             -----------
          Total Assets......................................  18,682,423
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   5,518,906
         Advisory fees payable..............................      14,998
         Management services fees payable...................         618
         Administration fees payable........................         988
         Distribution and service fees payable--Service
          Class.............................................       4,944
         Other accrued expenses.............................      10,945
                                                             -----------
          Total Liabilities.................................   5,551,399
                                                             -----------
       Net Assets........................................... $13,131,024
                                                             ===========
       Net Assets consist of:
         Capital............................................ $14,484,129
         Accumulated net investment income/(loss)...........        (656)
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (1,603,346)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................     250,897
                                                             -----------
       Net Assets........................................... $13,131,024
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 9,825,902
         Shares of Beneficial Interest Outstanding..........     291,700
         Net Asset Value (offering and redemption price per
          share............................................. $     33.69
                                                             ===========
       Service Class:
         Net Assets......................................... $ 3,305,122
         Shares of Beneficial Interest Outstanding..........      98,609
         Net Asset Value (offering and redemption price per
          share............................................. $     33.52
                                                             ===========

       Statement of Operations
                  For the period May 1, 2002(a) through December 31, 2002
      Investment Income:
        Interest............................................. $    76,885
                                                              -----------
      Expenses:
        Advisory fees........................................      40,066
        Management services fees.............................       8,013
        Administration fees..................................       1,612
        Distribution and service fees--Service Class.........      20,421
        Transfer agent fees..................................      12,156
        Registration and filing fees.........................      22,544
        Custody fees.........................................       5,875
        Fund accounting fees.................................       3,237
        Other fees...........................................      12,484
                                                              -----------
         Total Expenses before reductions....................     126,408
         Less Expenses reduced by the Investment
          Advisor............................................      (9,406)
                                                              -----------
         Net Expenses........................................     117,002
                                                              -----------
      Net Investment Income/(Loss)...........................     (40,117)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........      13,334
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (1,546,115)
        Change in net unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     250,897
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  (1,281,884)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,322,001)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Short OTC ProFund


 Statement of Changes in Net Assets
                                                                                                              For the period
                                                                                                             May 1, 2002/(a)/
                                                                                                                  through
                                                                                                             December 31, 2002
                                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................................   $     (40,117)
  Net realized gains/(losses) on investments, futures contracts and swap contracts..........................      (1,532,781)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.         250,897
                                                                                                               -------------
  Change in net assets resulting from operations............................................................      (1,322,001)
                                                                                                               -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...........................................................................................         (37,000)
                                                                                                               -------------
  Change in net assets resulting from distributions.........................................................         (37,000)
                                                                                                               -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................................     152,616,578
   Service Class............................................................................................      52,788,667
  Dividends reinvested
   Investor Class...........................................................................................          35,412
  Cost of shares redeemed
   Investor Class...........................................................................................    (141,948,923)
   Service Class............................................................................................     (49,001,709)
                                                                                                               -------------
  Change in net assets resulting from capital transactions..................................................      14,490,025
                                                                                                               -------------
  Change in net assets......................................................................................      13,131,024
Net Assets:
  Beginning of period.......................................................................................              --
                                                                                                               -------------
  End of period.............................................................................................   $  13,131,024
                                                                                                               =============
Share Transactions:
  Issued
   Investor Class...........................................................................................       4,414,346
   Service Class............................................................................................       1,513,617
  Reinvested
   Investor Class...........................................................................................           1,066
  Redeemed
   Investor Class...........................................................................................      (4,123,712)
   Service Class............................................................................................      (1,415,008)
                                                                                                               -------------
  Change in shares..........................................................................................         390,309
                                                                                                               =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Short OTC ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                    Investor Class
                                                                                                   -----------------
                                                                                                    For the period
                                                                                                   May 1, 2002/(a)/
                                                                                                        through
                                                                                                   December 31, 2002
                                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................................    $    30.00
                                                                                                      ----------
Investment Activities:
  Net investment income/(loss)....................................................................         (0.10)/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.         3.88 /(c)/
                                                                                                      ----------
  Total income/(loss) from investment activities..................................................          3.78
                                                                                                      ----------
Distributions to Shareholders From:
  Net investment income...........................................................................         (0.09)
                                                                                                      ----------
Net Asset Value, End of Period....................................................................    $    33.69
                                                                                                      ==========
Total Return......................................................................................         12.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................    $9,825,902
Ratio of expenses to average net assets...........................................................          1.82%/(e)/
Ratio of net investment income/(loss) to average net assets.......................................         (0.46)%/(e)/
Ratio of expenses to average net assets*..........................................................          2.00%/(e)/
Portfolio turnover/(f)/...........................................................................            --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                     Service Class
                                                                                                   -----------------
                                                                                                    For the period
                                                                                                   May 1, 2002/(a)/
                                                                                                        through
                                                                                                   December 31, 2002
                                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................................    $    30.00
                                                                                                      ----------
Investment Activities:
  Net investment income/(loss)....................................................................         (0.29)/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.         3.81 /(c)/
                                                                                                      ----------
  Total income/(loss) from investment activities..................................................          3.52
                                                                                                      ----------
Distributions to Shareholders From:
  Net investment income...........................................................................            --
                                                                                                      ----------
Net Asset Value, End of Period....................................................................    $    33.52
                                                                                                      ==========
Total Return......................................................................................         11.73%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................    $3,305,122
Ratio of expenses to average net assets...........................................................          2.79%/(e)/
Ratio of net investment income/(loss) to average net assets.......................................         (1.23)%/(e)/
Ratio of expenses to average net assets*..........................................................          2.97%/(e)/
Portfolio turnover/(f)/...........................................................................            --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                       Rising Rates Opportunity ProFund

   For the period May 1, 2002 through December 31, 2002, the Rising Rates Opportunity ProFund had a NAV total return of -18.13%* for Investor Class shares, compared to a return of 12.24% for the most recently issued 30-year U.S. Treasury Bond and a return of 14.4% for the Lehman Brothers U.S. Treasury:
Long-Term Index. This ProFund seeks daily investment results, before fees and expenses, that inversely correspond to 125% of the daily performance of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

   For the fiscal year, the Rising Rates Opportunity ProFund achieved an average daily statistical correlation of over 0.99 to 125% with the inverse of the daily price movement performance of the most recent price most recently issued 30-year U.S. Treasury Bond (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

                                    [CHART]

Value of a $10,000 Investment

             Rising Rates           Rising Rates        30-year U.S.    Lehman Brothers U.S. Treasury:
        Opportunity - Investor  Opportunity - Service   Treasury Bond        Long-Term Index
        ----------------------  ---------------------  --------------      ---------------------
5/1/02        $10,000                  $10,000            $10,000                $10,000
  6/02          9,767                    9,773             10,167                 10,212
  9/02          8,190                    8,187             11,402                 11,444
 12/02          8,187                    8,167             11,224                 11,443

-------------------------------------
      Aggregate Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                           (5/1/02)
-------------------------------------
Investor                    (18.13)%
-------------------------------------
Service                     (18.33)%
-------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from 5/1/02 to 12/31/02.

    The performance of the Rising Rates Opportunity ProFund is measured against the most recent price movement of the most recently issued 30-year U.S. Treasury Bond. The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $150 million par amount outstanding. The price movement of the 30-year U.S. Treasury Bond and the Lehman Brothers U.S. Treasury: Long-Term Index do not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Rising Rates Opportunity                 Investments
             ProFund                            December 31, 2002

         Federal Home Loan Bank (105.3%)
                                                Principal
                                                 Amount       Value
                                               ----------- -----------
        Federal Home Loan Bank, 0.50%,
         01/02/03............................. $11,769,000 $11,768,673
                                                           -----------
        TOTAL FEDERAL HOME LOAN
         BANK.................................              11,768,673
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $11,768,837)/(a)/--105.3%......              11,768,673
        Net other assets/(liabilities)--(5.3)%                (592,421)
                                                           -----------
        NET ASSETS--100.0%....................             $11,176,252
                                                           ===========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

               Unrealized appreciation................... $   0
               Unrealized depreciation...................  (164)
                                                          -----
               Net unrealized appreciation/(depreciation) $(164)
                                                          =====

              See accompanying notes to the financial statements.

PROFUNDS
Rising Rates Opportunity ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $11,768,837)........... $11,768,673
         Cash...............................................       1,109
         Receivable for capital shares issued...............     242,252
         Prepaid expenses...................................      18,007
                                                             -----------
          Total Assets......................................  12,030,041
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................     824,501
         Unrealized depreciation on swap contracts..........       5,702
         Advisory fees payable..............................       9,244
         Management services fees payable...................       1,849
         Administration fees payable........................         608
         Distribution and service fees payable--Service
          Class.............................................       3,595
         Other accrued expenses.............................       8,290
                                                             -----------
          Total Liabilities.................................     853,789
                                                             -----------
       Net Assets........................................... $11,176,252
                                                             ===========
       Net Assets consist of:
         Capital............................................ $13,602,522
         Accumulated net investment income/(loss)...........    (180,995)
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (2,239,409)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................      (5,866)
                                                             -----------
       Net Assets........................................... $11,176,252
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 9,219,990
         Shares of Beneficial Interest Outstanding..........     375,423
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.56
                                                             ===========
       Service Class:
         Net Assets......................................... $ 1,956,262
         Shares of Beneficial Interest Outstanding..........      79,856
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.50
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $    78,984
                                                              -----------
      Expenses:
        Advisory fees........................................      42,553
        Management services fees.............................       8,511
        Administration fees..................................       2,001
        Distribution and service fees--Service Class.........      22,591
        Transfer agent fees..................................      10,144
        Registration and filing fees.........................      21,248
        Custody fees.........................................       9,504
        Fund accounting fees.................................       4,025
        Other fees...........................................      12,014
                                                              -----------
         Total Expenses......................................     132,591
                                                              -----------
      Net Investment Income/(Loss)...........................     (53,607)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........        (524)
        Net realized gains/(losses) on swap contracts........  (2,505,340)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................      (5,866)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (2,511,730)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,565,337)
                                                              ===========

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS
Rising Rates Opportunity ProFund

 Statement of Changes in Net Assets
                                                                                           For the period
                                                                                          May 1, 2002/(a)/
                                                                                               through
                                                                                          December 31, 2002
                                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (53,607)
  Net realized gains/(losses) on investments and swap contracts..........................     (2,505,864)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         (5,866)
                                                                                            ------------
  Change in net assets resulting from operations.........................................     (2,565,337)
                                                                                            ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     89,050,652
   Service Class.........................................................................     30,686,602
  Cost of shares redeemed
   Investor Class........................................................................    (77,430,374)
   Service Class.........................................................................    (28,565,291)
                                                                                            ------------
  Change in net assets resulting from capital transactions...............................     13,741,589
                                                                                            ------------
  Change in net assets...................................................................     11,176,252
Net Assets:
  Beginning of period....................................................................             --
                                                                                            ------------
  End of period..........................................................................   $ 11,176,252
                                                                                            ============
Share Transactions:
  Issued
   Investor Class........................................................................      3,345,326
   Service Class.........................................................................      1,194,334
  Redeemed
   Investor Class........................................................................     (2,969,903)
   Service Class.........................................................................     (1,114,478)
                                                                                            ------------
  Change in shares.......................................................................        455,279
                                                                                            ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Rising Rates Opportunity ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                 Investor Class        Service Class
                                                                                -----------------    ------------------
                                                                                 For the period        For the period
                                                                                May 1, 2002/(a)/      May 1, 2002/(a)
                                                                                     through              /through
                                                                                December 31, 2002    December 31, 2002
                                                                                -----------------    ------------------
Net Asset Value, Beginning of Period...........................................    $    30.00            $    30.00
                                                                                   ----------            ----------
Investment Activities:
  Net investment income/(loss).................................................         (0.09)/(b)/           (0.27)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.         (5.35)                (5.23)
                                                                                   ----------            ----------
  Total income/(loss) from investment activities...............................         (5.44)                (5.50)
                                                                                   ----------            ----------
Net Asset Value, End of Period.................................................    $    24.56            $    24.50
                                                                                   ==========            ==========
Total Return...................................................................        (18.13)%/(c)/         (18.33)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year........................................................    $9,219,990            $1,956,262
Ratio of expenses to average net assets........................................          1.94%/(d)/            2.94%/(d)/
Ratio of net investment income/(loss) to average net assets....................         (0.54)%/(d)/          (1.56)%/(d)/
Portfolio turnover/(e)/........................................................            --                    --

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               UltraBear ProFund

   For the year ended December 31, 2002, the UltraBear ProFund had a NAV total return of 38.11%* for Investor Class shares, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund seeks daily investment results, before fees and expenses, that inversely correspond to 200% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the UltraBear ProFund achieved an average daily statistical correlation of over 0.99 to 200% the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]
Value of a $10,000 Investment

          UltraBear - Investor     UltraBear - Service     S&P 500
          --------------------     -------------------     -------

12/22/97        $10,000                  $10,000           $10,000
12/97            10,360                   10,350            10,175
3/98              8,390                    8,380            11,552
6/98              8,000                    8,020            11,889
9/98              9,430                    9,410            10,664
12/98             6,388                    6,370            12,889
3/99              5,767                    5,736            13,488
6/99              5,072                    5,034            14,394
9/99              5,775                    5,716            13,450
12/99             4,437                    4,382            15,406
3/00              4,179                    4,124            15,713
6/00              4,389                    4,325            15,252
9/00              4,585                    4,509            15,063
12/00             5,420                    5,317            13,844
3/01              6,906                    6,754            12,167
6/01              6,077                    5,929            12,839
9/01              8,224                    8,003            10,915
12/01             6,648                    6,454            12,038
3/02              6,531                    6,324            12,031
6/02              8,520                    8,231            10,379
9/02             11,398                   10,991             8,549
12/02             9,182                    8,844             9,226

-------------------------------------------------
           Average Annual Total Return
              as of 12/31/02
-------------------------------------------------
                                         Since
                                       Inception
            1 Year   3 Year   5 Year   (12/22/97)
-------------------------------------------------
Investor    38.11%   27.43%  (2.39)%    (1.68)%
-------------------------------------------------
Service     37.03%   26.37%  (3.10)%    (2.42)%
-------------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from 12/22/97 to 12/31/02.

    The performance of the UltraBear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraBear ProFund                        Investments
                                                December 31, 2002

         Federal Home Loan Bank (57.6%)
                                                Principal
                                                 Amount        Value
                                               ----------- ------------
        Federal Home Loan Bank, 0.50%,
         01/02/03............................. $74,578,000 $ 74,575,928
                                                           ------------
        TOTAL FEDERAL HOME
         LOAN BANK............................               74,575,928
                                                           ------------
         U.S. Treasury Bills (38.6%)
        U.S. Treasury Bills, 0.51%,
         01/02/03.............................  50,003,000   50,003,000
                                                           ------------
        TOTAL U.S. TREASURY BILLS.............               50,003,000
                                                           ------------
         Options Purchased (12.4%)
                                                Contracts
                                               -----------
        S&P 500 Call Option expiring January,
         2003 @ $1,200........................       1,150        8,625
        S&P 500 Put Option expiring February,
         2003 @ $1,200........................         200   16,050,000
                                                           ------------
        TOTAL OPTIONS PURCHASED...............               16,058,625
                                                           ------------
        TOTAL INVESTMENTS
         (Cost $139,849,581)/(a)/--108.6%.....              140,637,553
        Net other assets/(liabilities)--(8.6)%              (11,183,658)
                                                           ------------
        NET ASSETS--100.0%....................             $129,453,895
                                                           ============

------
/(a)/Cost for federal income taxes is $140,637,756 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $788,175 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

             Unrealized appreciation................... $ 988,019
             Unrealized depreciation...................  (988,222)
                                                        ---------
             Net unrealized appreciation/(depreciation) $    (203)
                                                        =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $175,800).      4      $   (5,609)
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $173,382,750)..    789      $1,664,200

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $139,849,581).......... $140,637,553
        Cash...............................................    3,761,835
        Receivable for capital shares issued...............    7,569,200
        Prepaid expenses...................................       82,087
                                                            ------------
         Total Assets......................................  152,050,675
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................   21,783,597
        Unrealized depreciation on swap contracts..........      252,994
        Variation margin on futures contracts..............      272,972
        Advisory fees payable..............................       88,338
        Management services fees payable...................       17,668
        Administration fees payable........................        5,837
        Distribution and service fees payable--Service
         Class.............................................       40,288
        Other accrued expenses.............................      135,086
                                                            ------------
         Total Liabilities.................................   22,596,780
                                                            ------------
      Net Assets........................................... $129,453,895
                                                            ============
      Net Assets consist of:
        Capital............................................ $141,473,119
        Accumulated net investment income/(loss)...........        4,510
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (14,217,303)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................    2,193,569
                                                            ------------
      Net Assets........................................... $129,453,895
                                                            ============
      Investor Class:
        Net Assets......................................... $119,520,241
        Shares of Beneficial Interest Outstanding..........    2,869,968
        Net Asset Value (offering and redemption price per
         share)............................................ $      41.64
                                                            ============
      Service Class:
        Net Assets......................................... $  9,933,654
        Shares of Beneficial Interest Outstanding..........      235,070
        Net Asset Value (offering and redemption price per
         share)............................................ $      42.26
                                                            ============

      Statement of Operations
                                      For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $   1,460,303
                                                             -------------
     Expenses:
       Advisory fees........................................       855,202
       Management services fees.............................       171,041
       Administration fees..................................        60,672
       Distribution and service fees--Service Class.........       105,204
       Transfer agent fees..................................       499,088
       Registration and filing fees.........................       127,329
       Custody fees.........................................        73,271
       Fund accounting fees.................................       121,435
       Other fees...........................................       143,640
                                                             -------------
        Total Expenses......................................     2,156,882
                                                             -------------
     Net Investment Income/(Loss)...........................      (696,579)
                                                             -------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (216,872,732)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   239,249,831
       Change in net unrealized appreciation/
        (depreciation) on investments, futures contracts
        and swap contracts..................................     4,192,483
                                                             -------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................    26,569,582
                                                             -------------
     Change in Net Assets Resulting from
      Operations............................................ $  25,873,003
                                                             =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets
                                                                  For the           For the
                                                                year ended        year ended
                                                             December 31, 2002 December 31, 2001
                                                             ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss)...............................  $      (696,579)  $       511,314
 Net realized gains/(losses) on investments, futures
   contracts and swap contracts.............................       22,377,099         9,157,874
 Change in net unrealized appreciation/(depreciation) on
   investments, futures contracts and swap contracts........        4,192,483        (2,710,160)
                                                              ---------------   ---------------
 Change in net assets resulting from operations.............       25,873,003         6,959,028
                                                              ---------------   ---------------
Distributions to Shareholders From:
 Net investment income
   Investor Class...........................................           (1,082)         (497,166)
   Service Class............................................               --           (11,957)
                                                              ---------------   ---------------
 Change in net assets resulting from distributions..........           (1,082)         (509,123)
                                                              ---------------   ---------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class...........................................    2,717,221,149     1,067,453,875
   Service Class............................................      401,090,841        91,430,720
 Dividends reinvested
   Investor Class...........................................              976           417,534
   Service Class............................................               --            10,642
 Cost of shares redeemed
   Investor Class...........................................   (2,682,835,950)   (1,042,865,090)
   Service Class............................................     (397,622,010)      (94,049,316)
                                                              ---------------   ---------------
 Change in net assets resulting from capital transactions...       37,855,006        22,398,365
                                                              ---------------   ---------------
 Change in net assets.......................................       63,726,927        28,848,270
Net Assets:
 Beginning of year..........................................       65,726,968        36,878,698
                                                              ---------------   ---------------
 End of year................................................  $   129,453,895   $    65,726,968
                                                              ===============   ===============
Share Transactions:
 Issued
   Investor Class...........................................       69,468,271        36,155,040
   Service Class............................................        9,658,154         3,093,948
 Reinvested
   Investor Class...........................................               23            13,895
   Service Class............................................               --               346
 Redeemed
   Investor Class...........................................      (68,622,005)      (35,360,839)
   Service Class............................................       (9,575,734)       (3,204,139)
                                                              ---------------   ---------------
 Change in shares...........................................          928,709           698,251
                                                              ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund


 Financial
 Highlights
Selected data for
a share of
beneficial
interest
outstanding
throughout the
periods indicated.

                                                            Investor Class/(a)/
                     ---------------------------------------------------------------------------------------------
                          For the              For the             For the             For the           For the
                        year ended           year ended          year ended          year ended        year ended
                     December 31, 2002    December 31, 2001   December 31, 2000   December 31, 1999 December 31, 1998
                     -----------------    -----------------   -----------------   ----------------- -----------------
Net Asset
 Value,
 Beginning of
 Period.............   $      30.15          $     24.84         $     21.31         $     31.88       $     51.80
                       ------------          -----------         -----------         -----------       -----------
Investment
 Activities:
 Net
   investment
   income/(loss)....          (0.20)/(b)/          0.34 /(b)/          0.75 /(b)/           0.84             1.16 /(b)/
 Net realized
   and
   unrealized
   gains/
   (losses) on
   investments,
   futures
   contracts
   and swap
   contracts........          11.69                 5.29                3.94              (10.55)           (21.04)
                       ------------          -----------         -----------         -----------       -----------
 Total
   income/(loss)
   from
   investment
   activities.......          11.49                 5.63                4.69               (9.71)           (19.88)
                       ------------          -----------         -----------         -----------       -----------
Distributions
 to
 Shareholders
 From:
 Net
   investment
   income...........             --/(c)/           (0.32)              (1.16)              (0.86)            (0.04)
                       ------------          -----------         -----------         -----------       -----------
Net Asset
 Value, End of
 Period.............   $      41.64          $     30.15         $     24.84         $     21.31       $     31.88
                       ============          ===========         ===========         ===========       ===========
Total Return........          38.11%               22.65%              22.15%             (30.54)%          (38.34)%

 Ratios/Supplemental
 Data:
Net assets,
 end of year........   $119,520,241          $61,018,629         $30,196,323         $32,534,046       $27,939,876
Ratio of
 expenses to
 average net
 assets.............           1.80%                1.79%               1.56%               1.41%             1.57%
Ratio of net
 investment
 income/(loss)
 to average
 net assets.........          (0.52)%               1.12%               3.38%               2.20%             2.73%
Ratio of
 expenses to
 average net
 assets*............           1.80%                1.79%               1.56%               1.43%             1.78%
Portfolio
 turnover/(d)/......             --                1,299%              1,300%              1,137%               --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                        Service Class/(a)/
                                  ------------------------------------------------------------------------------
                                       For the              For the             For the             For the
                                     year ended           year ended          year ended          year ended
                                  December 31, 2002    December 31, 2001   December 31, 2000   December 31, 1999
                                  -----------------    -----------------   -----------------   -----------------
Net Asset Value, Beginning of
 Period..........................    $    30.84           $    25.46          $    21.51          $    31.83
                                     ----------           ----------          ----------          ----------
Investment Activities:
  Net investment
   income/(loss).................         (0.56)/(b)/           0.07/(b)/           0.54/(b)/           0.54
  Net realized and unrealized
   gains/(losses) on
   investments, futures
   contracts and swap
   contracts.....................         11.98                 5.37                4.03              (10.45)
                                     ----------           ----------          ----------          ----------
  Total income/(loss) from
   investment activities.........         11.42                 5.44                4.57               (9.91)
                                     ----------           ----------          ----------          ----------
Distributions to Shareholders
 From:
  Net investment income..........            --                (0.06)              (0.62)              (0.41)
                                     ----------           ----------          ----------          ----------
Net Asset Value, End of
 Period..........................    $    42.26           $    30.84          $    25.46          $    21.51
                                     ==========           ==========          ==========          ==========
Total Return.....................         37.03%               21.39%              21.33%             (31.20)%
Ratios/Supplemental Data:
Net assets, end of year..........    $9,933,654           $4,708,339          $6,682,375          $4,289,259
Ratio of expenses to average net
 assets..........................          2.68%                2.80%               2.57%               2.41%
Ratio of net investment income/
 (loss) to average net assets....         (1.40)%               0.25%               2.41%               1.21%
Ratio of expenses to average net
 assets*.........................          2.68%                2.80%               2.57%               2.42%
Portfolio turnover/(c)/..........            --                1,299%              1,300%              1,137%

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                       For the
                                     year ended
                                  December 31, 1998
                                  -----------------
Net Asset Value, Beginning of
 Period..........................    $    51.75
                                     ----------
Investment Activities:
  Net investment
   income/(loss).................          0.75/(b)/
  Net realized and unrealized
   gains/(losses) on
   investments, futures
   contracts and swap
   contracts.....................        (20.67)
                                     ----------
  Total income/(loss) from
   investment activities.........        (19.92)
                                     ----------
Distributions to Shareholders
 From:
  Net investment income..........            --
                                     ----------
Net Asset Value, End of
 Period..........................    $    31.83
                                     ==========
Total Return.....................        (38.45)%
Ratios/Supplemental Data:
Net assets, end of year..........    $3,012,328
Ratio of expenses to average net
 assets..........................          2.45%
Ratio of net investment income/
 (loss) to average net assets....          1.74%
Ratio of expenses to average net
 assets*.........................          2.74%
Portfolio turnover/(c)/..........            --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. /(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            UltraShort OTC ProFund

   For the year ended December 31, 2002, the UltraShort OTC ProFund had a NAV total return of 48.56%* for Investor Class shares, compared to a return of -37.58% for the unmanaged NASDAQ-100 Index(R). This ProFund seeks daily investment results, before fees and expenses, that inversely corresponds to 200% of the daily performance of the NASDAQ-100 Index. The NASDAQ-100 is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the UltraShort OTC ProFund achieved an average daily statistical correlation of over 0.99 to 200% with the inverse of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                     [CHART]

Value of a $10,000 Investment

        UltraShort OTC - Investor     UltraShort OTC - Service     NASDAQ-100
        -------------------------     ------------------------     ----------
6/2/98            $10,000                     $10,000               $10,000
6/98                7,484                       7,485                11,265
9/98                6,580                       6,590                11,334
12/98               3,252                       3,250                15,466
3/99                2,279                       2,270                17,743
6/99                1,759                       1,744                19,347
9/99                1,553                       1,538                20,283
12/99                 639                         630                31,233
3/00                  385                         380                37,045
6/00                  391                         384                31,704
9/00                  393                         386                30,077
12/00                 665                         652                19,725
3/01                1,017                         994                13,252
6/01                  591                         575                15,416
9/01                1,279                       1,243                 9,842
12/01                 616                         598                13,284
3/02                  670                         649                12,238
6/02                1,112                       1,075                 8,856
9/02                1,455                       1,403                 7,013
12/02                 915                         882                 8,292

-----------------------------------------------
         Average Annual Total Return
              as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
            1 Year     3 Year       (6/2/98)
-----------------------------------------------
Investor    48.56%     12.78%       (40.67)%
-----------------------------------------------
Service     47.41%     11.85%       (41.15)%
-----------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the UltraShort OTC ProFund from 6/2/98 to 12/31/02.

    The performance of the UltraShort OTC ProFund is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             UltraShort OTC ProFund                   Investments
                                                December 31, 2002

          Federal Home Loan Bank (71.2%)
                                               Principal
                                                Amount       Value
                                              ----------- ------------
         Federal Home Loan Bank,
          0.50%, 01/02/03.................... $82,330,000 $ 82,327,713
                                                          ------------
         TOTAL FEDERAL HOME LOAN
          BANK...............................               82,327,713
                                                          ------------
          U.S. Treasury Bills (25.9%)
         U.S. Treasury Bills,
          0.51%, 01/02/03....................  30,001,000   30,001,000
                                                          ------------
         TOTAL U.S. TREASURY BILLS...........               30,001,000
                                                          ------------
          Options Purchased (0.0%)
                                               Contracts
                                              -----------
         NASDAQ Futures Option expiring
          January 2003 @ $2,400..............         290          870
                                                          ------------
         TOTAL OPTIONS PURCHASED.............                      870
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $112,332,257)/(a)/--97.1%....              112,329,583
         Net other assets/(liabilities)--2.9%                3,398,067
                                                          ------------
         NET ASSETS--100.0%..................             $115,727,650
                                                          ============

------
/(a)/Cost for federal income taxes is $112,330,227 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $2,030 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

              Unrealized appreciation................... $ 1,834
              Unrealized depreciation...................  (2,478)
                                                         -------
              Net unrealized appreciation/(depreciation) $  (644)
                                                         =======

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
           E-Mini NASDAQ Future Contract
            expiring March 2003 (Underlying
            face amount at value $1,479,000)    75        $(88,125)

           NASDAQ Future Contract expiring
            March 2003 (Underlying face
            amount at value $7,493,600).....    76        $ (6,330)

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2002
      Assets:
        Investments, at value (cost $112,332,257).......... $ 112,329,583
        Cash...............................................       381,831
        Receivable for capital shares issued...............     4,832,645
        Unrealized appreciation on swap contracts..........     3,187,379
        Prepaid expenses...................................        59,101
                                                            -------------
         Total Assets......................................   120,790,539
                                                            -------------
      Liabilities:
        Payable for capital shares redeemed................     4,841,846
        Variation margin on futures contracts..............         8,315
        Advisory fees payable..............................        74,234
        Management services fees payable...................        14,847
        Administration fees payable........................         4,914
        Distribution and service fees payable--Service
         Class.............................................         7,731
        Other accrued expenses.............................       111,002
                                                            -------------
         Total Liabilities.................................     5,062,889
                                                            -------------
      Net Assets........................................... $ 115,727,650
                                                            =============
      Net Assets consist of:
        Capital............................................ $ 222,680,015
        Accumulated net investment income/(loss)...........        10,771
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (110,053,386)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     3,090,250
                                                            -------------
      Net Assets........................................... $ 115,727,650
                                                            =============
      Investor Class:
        Net Assets......................................... $ 110,437,347
        Shares of Beneficial Interest Outstanding..........     1,963,421
        Net Asset Value (offering and redemption price per
         share)............................................ $       56.25
                                                            =============
      Service Class:
        Net Assets......................................... $   5,290,303
        Shares of Beneficial Interest Outstanding..........        88,934
        Net Asset Value (offering and redemption price per
         share)............................................ $       59.49
                                                            =============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Interest............................................. $ 2,150,959
                                                              -----------
      Expenses:
        Advisory fees........................................     973,472
        Management services fees.............................     194,695
        Administration fees..................................      69,246
        Distribution and service fees--Service Class.........      71,224
        Transfer agent fees..................................     616,553
        Registration and filing fees.........................     124,784
        Custody fees.........................................     102,507
        Fund accounting fees.................................     134,229
        Other fees...........................................     182,255
                                                              -----------
         Total Expenses......................................   2,468,965
                                                              -----------
      Net Investment Income/(Loss)...........................    (318,006)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........  (1,229,041)
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  58,219,545
        Change in net unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................    (307,874)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  56,682,630
                                                              -----------
      Change in Net Assets Resulting from Operations......... $56,364,624
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statements of Changes in Net Assets
                                                                                      For the           For the
                                                                                    year ended        year ended
                                                                                 December 31, 2002 December 31, 2001
                                                                                 ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss)...................................................  $      (318,006)  $     1,199,794
 Net realized gains/(losses) on investments, futures contracts and swap
   contracts....................................................................       56,990,504       (13,782,592)
 Change in net unrealized appreciation/(depreciation) on investments, futures
   contracts and swap contracts.................................................         (307,874)       (1,246,733)
                                                                                  ---------------   ---------------
 Change in net assets resulting from operations.................................       56,364,624       (13,829,531)
                                                                                  ---------------   ---------------
Distributions to Shareholders From:
 Net investment income
   Investor Class...............................................................       (3,594,388)       (5,286,132)
   Service Class................................................................          (78,612)         (175,597)
                                                                                  ---------------   ---------------
 Change in net assets resulting from distributions..............................       (3,673,000)       (5,461,729)
                                                                                  ---------------   ---------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class...............................................................    2,650,461,546     1,260,783,983
   Service Class................................................................      147,119,604        96,042,041
 Dividends reinvested
   Investor Class...............................................................        3,241,828         4,758,414
   Service Class................................................................           68,628           158,111
 Cost of shares redeemed
   Investor Class...............................................................   (2,689,297,293)   (1,201,474,307)
   Service Class................................................................     (144,690,861)      (95,289,115)
                                                                                  ---------------   ---------------
 Change in net assets resulting from capital transactions.......................      (33,096,548)       64,979,127
                                                                                  ---------------   ---------------
 Change in net assets...........................................................       19,595,076        45,687,867
Net Assets:
 Beginning of year..............................................................       96,132,574        50,444,707
                                                                                  ---------------   ---------------
 End of year....................................................................  $   115,727,650   $    96,132,574
                                                                                  ===============   ===============
Share Transactions:
 Issued
   Investor Class...............................................................       46,542,675        26,410,756
   Service Class................................................................        2,445,896         1,924,083
 Reinvested
   Investor Class...............................................................           59,222           131,247
   Service Class................................................................            1,186             4,081
 Redeemed
   Investor Class...............................................................      (47,000,153)      (25,255,256)
   Service Class................................................................       (2,447,701)       (1,867,691)
                                                                                  ---------------   ---------------
 Change in shares...............................................................         (398,875)        1,347,220
                                                                                  ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights
Selected data for a
share of beneficial
interest outstanding
throughout the periods
indicated.

                                                             Investor Class/(a)/
                     ---------------------------------------------------------------------------------------------
                                                                                                     For the period
                          For the              For the             For the             For the      June 2, 1998/(b)/
                        year ended           year ended          year ended          year ended          through
                     December 31, 2002    December 31, 2001   December 31, 2000   December 31, 1999 December 31, 1998
                     -----------------    -----------------   -----------------   ----------------- -----------------
Net Asset Value,
 Beginning of Period   $      39.15          $     45.64         $     45.98         $    243.60       $    750.00
                       ------------          -----------         -----------         -----------       -----------
Investment
 Activities:
 Net investment
   income/(loss)....          (0.11)/(c)/          0.94 /(c)/          0.89 /(c)/           1.82             3.90 /(c)/
 Net realized and
   unrealized
   gains/ (losses)
   on investments,
   futures
   contracts and
   swap contracts...          19.07                (4.47)               0.86             (197.61)          (510.30)
                       ------------          -----------         -----------         -----------       -----------
 Total
   income/(loss)
   from investment
   activities.......          18.96                (3.53)               1.75             (195.79)          (506.40)
                       ------------          -----------         -----------         -----------       -----------
Distributions to
 Shareholders From:
 Net investment
   income...........          (1.86)               (2.96)              (2.09)              (1.83)               --/(d)/
                       ------------          -----------         -----------         -----------       -----------
Net Asset Value,
 End of Period......   $      56.25          $     39.15         $     45.64         $     45.98       $    243.60
                       ------------          -----------         -----------         -----------       -----------
Total Return........          48.56%               (7.36)%              4.25%             (80.36)%          (67.48)%/(e)/
Ratios/Supplemental
 Data:
Net assets, end of
 year...............   $110,437,347          $92,457,123         $49,063,476         $38,254,638       $19,465,372
Ratio of expenses
 to average net
 assets.............           1.84%                1.78%               1.48%               1.44%             1.83%/(f)/
Ratio of net
 investment income/
 (loss) to average
 net assets.........          (0.19)%               1.95%               2.73%               2.18%             1.55%/(f)/
Ratio of expenses
 to average net
 assets*............           1.84%                1.78%               1.48%               1.45%             1.98%/(f)/
Portfolio
 turnover/(g)/......             --                1,257%              1,300%              1,185%               --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 1:15 reverse stock split that occurred on February 11, 2000. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Amount is less than $0.005.
/(e)/Not annualized
/(f)/Annualized
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                         Service Class/(a)/
                                   ---------------------------------------------------------------------------

                                        For the             For the            For the            For the
                                      year ended          year ended         year ended         year ended
                                   December 31, 2002   December 31, 2001  December 31, 2000  December 31, 1999
                                   -----------------   -----------------  -----------------  -----------------
Net Asset Value, Beginning of
 Period...........................    $    41.04          $    47.50         $    46.37         $   243.60
                                      ----------          ----------         ----------         ----------
Investment Activities:
  Net investment income/(loss)....         (0.66)/(c)/         0.33 /(c)/         0.52 /(c)/          1.11
  Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts......................         20.09               (4.37)              1.03            (197.45)
                                      ----------          ----------         ----------         ----------
  Total income/(loss) from
   investment activities..........         19.43               (4.04)              1.55            (196.34)
                                      ----------          ----------         ----------         ----------
Distributions to Shareholders
 From:
  Net investment income...........         (0.98)              (2.42)             (0.42)             (0.89)
                                      ----------          ----------         ----------         ----------
Net Asset Value, End of
 Period...........................    $    59.49          $    41.04         $    47.50         $    46.37
                                      ==========          ==========         ==========         ==========
Total Return......................         47.41%              (8.21)%             3.42%            (80.62)%
Ratios/Supplemental Data:
Net assets, end of year...........    $5,290,303          $3,675,451         $1,381,231         $1,009,722
Ratio of expenses to average net
 assets...........................          2.76%               2.92%              2.42%              2.45%
Ratio of net investment income/
 (loss) to average net assets.....         (1.10)%              0.66%              1.57%              1.21%
Ratio of expenses to average net
 assets*..........................          2.76%               2.92%              2.42%              2.46%
Portfolio turnover/(f)/...........            --               1,257%             1,300%             1,185%

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                    For the period
                                   June 2, 1998/(b)/
                                        through
                                   December 31, 1998
                                   -----------------
Net Asset Value, Beginning of
 Period...........................     $ 750.00
                                       --------
Investment Activities:
  Net investment income/(loss)....       1.50/ (c)/
  Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts......................      (507.90)
                                       --------
  Total income/(loss) from
   investment activities..........      (506.40)
                                       --------
Distributions to Shareholders
 From:
  Net investment income...........           --
                                       --------
Net Asset Value, End of
 Period...........................     $ 243.60
                                       ========
Total Return......................       (67.50)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........     $855,392
Ratio of expenses to average net
 assets...........................         2.92%/(e)/
Ratio of net investment income/
 (loss) to average net assets.....         0.54%/(e)/
Ratio of expenses to average net
 assets*..........................         3.06%/(e)/
Portfolio turnover/(f)/...........           --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 1:15 reverse stock split that occurred on February 11, 2000. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                           Banks UltraSector ProFund

   For the year ended December 31, 2002, the Banks UltraSector ProFund had a NAV total return of -10.56%* for Investor Class shares, compared to a return of -4.80% for the unmanaged Dow Jones U.S. Banks Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. The Dow Jones U.S. Banks Index is an unmanaged index, which measures the performance of the banking economic sector of the U.S. equity market.

   For the fiscal year, the Banks UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Banks Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Banks Index or any of the companies included in the Dow Jones U.S. Banks Index.

                                    [CHART]

Value of a $10,000 Investment

           Banks - Investor        Banks - Service        Dow Jones U.S. Banks
           ----------------        ---------------        --------------------
9/4/01         $10,000                   $10,000                 $10,000
9/01             9,120                     9,120                   9,415
12/01            9,608                     9,587                   9,780
3/02            10,654                    10,600                  10,516
6/02            10,520                    10,447                  10,455
9/02             8,208                     8,137                   8,970
12/02            8,593                     8,507                   9,311

-------------------------------------
     Average Annual Total Return
           as of 12/31/02
-------------------------------------
                              Since
                            Inception
                    1 Year   (9/4/01)
-------------------------------------
Investor           (10.56)%  (10.83)%
-------------------------------------
Service            (11.27)%  (11.50)%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from 9/4/01 to 12/31/02.

    The performance of the Banks UltraSector ProFund is measured against the Dow Jones U.S. Banks Index, an unmanaged index generally representative of the performance of the banking economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Banks UltraSector ProFund                Investments
                                                December 31, 2002


                Common Stocks (75.5%)
                                                 Shares   Value
                                                 ------- --------
               Amcore Financial, Inc............      18 $    391
               AmSouth Bancorp..................     264    5,069
               Anchor BanCorp Wisconsin, Inc....      18      374
               Associated Banc Corp.............      54    1,833
               Astoria Financial Corp...........      54    1,466
               BancorpSouth, Inc................      54    1,049
               Bank of America Corp.............   1,098   76,387
               Bank of Hawaii Corp..............      48    1,459
               Bank of New York Co., Inc........     534   12,795
               Bank One Corp....................     858   31,359
               Banknorth Group, Inc.............     108    2,441
               Bay View Capital Corp.*..........      42      242
               BB&T Corp........................     348   12,873
               BSB Bancorp, Inc.................       6      126
               Charter One Financial, Inc.......     167    4,798
               Chittenden Corp..................      24      612
               Citizens Banking Corp............      30      743
               City National Corp...............      30    1,320
               Colonial BancGroup, Inc..........      84    1,002
               Comerica, Inc....................     126    5,448
               Commerce Bancorp, Inc............      48    2,073
               Commerce Bancshares, Inc.........      42    1,650
               Commercial Federal Corp..........      36      841
               Community First Bankshares, Inc..      30      794
               Compass Bancshares, Inc..........      96    3,002
               Cullen/Frost Bankers, Inc........      36    1,177
               Dime Community Bancshares, Inc...      18      345
               Downey Financial Corp............      18      702
               East-West Bancorp, Inc...........      18      649
               F.N.B. Corp......................      30      826
               Fifth Third Bancorp..............     360   21,077
               First Midwest Bancorp, Inc.......      30      801
               First Sentinel Bancorp, Inc......      18      259
               First Tennessee National Corp....      90    3,235
               First Virginia Banks, Inc........      54    2,010
               FirstFed Financial Corp.*........      12      347
               FirstMerit Corp..................      60    1,300
               Fleet Boston Financial Corp......     768   18,661
               Fremont General Corp.............      48      216
               Fulton Financial Corp............      72    1,272
               GBC Bancorp......................       6      116
               Golden West Financial Corp.......      96    6,894
               Greater Bay Bancorp..............      36      622
               GreenPoint Financial Corp........      60    2,711
               Harbor Florida Bancshares, Inc...      18      405
               Hibernia Corp....................     114    2,196
               Hudson City Bancorp, Inc.........      60    1,118
               Hudson United Bancorp............      36    1,120
               Huntington Bancshares, Inc.......     174    3,256
               Independence Community Bank Corp.      36      914
               IndyMac Bancorp, Inc.*...........      42      777
               J.P. Morgan Chase & Co...........   1,464   35,135
               KeyCorp..........................     312    7,844
               M&T Bank Corp....................      66    5,237
               MAF Bancorp, Inc.................      18      611
               Marshall & Ilsley Corp...........     150    4,107
               Mercantile Bankshares Corp.......      54    2,084
               National City Corp...............     450   12,294
               National Commerce Financial Corp.     150    3,578
               Net.B@nk, Inc.*..................      36      348

           Common Stocks, continued
                                                    Shares    Value
                                                   --------- --------
          New York Community Bancorp..............       72  $  2,079
          North Fork Bancorp, Inc.................      120     4,049
          Northern Trust Corp.....................      144     5,047
          OceanFirst Financial Corp...............        6       135
          Old National Bancorp....................       42     1,021
          Pacific Capital Bancorp.................       24       611
          Pacific Northwest Bancorp...............       12       300
          Park National Corp......................        6       593
          People's Bank...........................       48     1,207
          PFF Bancorp, Inc........................        6       188
          PNC Financial Services Group............      210     8,799
          Popular, Inc............................       84     2,838
          Provident Bankshares Corp...............       18       416
          Provident Financial Group, Inc..........       24       625
          Regions Financial Corp..................      162     5,404
          Republic Bancorp, Inc...................       18       212
          Roslyn Bancorp, Inc.....................       54       974
          Silicon Valley Bancshares*..............       30       548
          Sky Financial Group, Inc................       60     1,195
          South Financial Group, Inc..............       30       620
          SouthTrust Corp.........................      258     6,411
          Southwest Bancorporation of Texas, Inc.*       24       691
          Sovereign Bancorp, Inc..................      192     2,698
          Staten Island Bancorp, Inc..............       42       846
          Sterling Bancshares, Inc................       30       367
          SunTrust Banks, Inc.....................      180    10,246
          Synovus Financial Corp..................      192     3,725
          TCF Financial Corp......................       54     2,359
          Texas Regional Bancshares, Inc.--Class A       18       640
          Trustmark Corp..........................       42       997
          U.S. Bancorp............................    1,410    29,919
          UCBH Holdings, Inc......................       12       509
          Union Planters Corp.....................      144     4,052
          UnionBanCal Corp........................       36     1,414
          United Bankshares, Inc..................       30       872
          Valley National Bancorp.................       66     1,739
          W Holding Co., Inc......................       36       591
          Wachovia Corp...........................    1,002    36,512
          Washington Federal, Inc.................       48     1,193
          Washington Mutual, Inc..................      696    24,032
          Webster Financial Corp..................       36     1,253
          Wells Fargo & Co........................    1,242    58,212
          Westamerica Bancorporation..............       24       964
          Whitney Holding Corp....................       30     1,000
          Wilmington Trust Corp...................       48     1,521
          Zions Bancorp...........................       66     2,597
                                                             --------
          TOTAL COMMON STOCKS.....................            546,612
                                                             --------
           Federal Home Loan Bank (17.7%)
                                                   Principal
                                                    Amount
                                                   ---------
          Federal Home Loan Bank, 0.50%, 01/02/03. $128,000   127,996
                                                             --------
          TOTAL FEDERAL HOME LOAN BANK............            127,996
                                                             --------
          TOTAL INVESTMENTS
           (Cost $599,821)/(a)/--93.2%............            674,608
          Net other assets/(liabilities)--6.8%....             49,249
                                                             --------
          NET ASSETS--100.0%......................           $723,857
                                                             ========

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Banks UltraSector ProFund                Investments
                                                December 31, 2002


------
*Non-income producing security
/(a)/Cost for federal income taxes is $687,590 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $87,769. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                     Unrealized appreciation..... $ 74,787
                     Unrealized depreciation.....  (87,769)
                                                  --------
                     Net unrealized
                      appreciation/(depreciation) $(12,982)
                                                  ========

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $599,821).................. $674,608
        Cash...................................................      379
        Dividends and interest receivable......................    1,480
        Receivable for capital shares issued...................  124,804
        Receivable from Investment Advisor.....................   16,338
        Prepaid expenses.......................................   11,282
                                                                --------
         Total Assets..........................................  828,891
                                                                --------
      Liabilities:
        Payable for investments purchased......................   91,131
        Payable for capital shares redeemed....................    6,082
        Unrealized depreciation on swap contracts..............    4,523
        Administration fees payable............................       36
        Distribution and service fees payable--Service Class...       31
        Other accrued expenses.................................    3,231
                                                                --------
         Total Liabilities.....................................  105,034
                                                                --------
      Net Assets............................................... $723,857
                                                                ========
      Net Assets consist of:
        Capital................................................ $673,409
        Accumulated net investment income/(loss)...............     (889)
        Accumulated net realized gains/(losses) on investments
         and swap contracts....................................  (18,927)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts........................   70,264
                                                                --------
      Net Assets............................................... $723,857
                                                                ========
      Investor Class:
        Net Assets............................................. $684,929
        Shares of Beneficial Interest Outstanding..............   27,878
        Net Asset Value (offering and redemption price per
         share)................................................ $  24.57
                                                                ========
      Service Class:
        Net Assets............................................. $ 38,928
        Shares of Beneficial Interest Outstanding..............    1,525
        Net Asset Value (offering and redemption price per
         share)................................................ $  25.52
                                                                ========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................... $ 73,700
        Interest................................................   15,032
                                                                 --------
         Total Investment Income................................   88,732
                                                                 --------
      Expenses:
        Advisory fees...........................................   27,944
        Management services fees................................    5,589
        Administration fees.....................................    1,825
        Distribution and service fees--Service Class............    2,045
        Transfer agent fees.....................................   13,236
        Registration and filing fees............................   40,665
        Custody fees............................................   16,937
        Fund accounting fees....................................    4,004
        Other fees..............................................    6,516
                                                                 --------
         Total Expenses before reductions.......................  118,761
         Less Expenses reduced by the Investment Advisor........  (44,063)
                                                                 --------
         Net Expenses...........................................   74,698
                                                                 --------
      Net Investment Income/(Loss)..............................   14,034
                                                                 --------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments..............  (13,230)
        Net realized gains/(losses) on swap contracts...........    5,829
        Change in net unrealized appreciation/(depreciation) on
         investments and swap contracts.........................    1,330
                                                                 --------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts........................   (6,071)
                                                                 --------
      Change in Net Assets Resulting from Operations............ $  7,963
                                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund


 Statements of Changes in Net Assets

                                                                                               For the
                                                                                             year ended
                                                                                          December 31, 2002
                                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     14,034
  Net realized gains/(losses) on investments and swap contracts..........................         (7,401)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.          1,330
                                                                                            ------------
  Change in net assets resulting from operations.........................................          7,963
                                                                                            ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................        (25,000)
                                                                                            ------------
  Change in net assets resulting from distributions......................................        (25,000)
                                                                                            ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     83,068,918
   Service Class.........................................................................     21,017,381
  Dividends reinvested
   Investor Class........................................................................         23,799
  Cost of shares redeemed
   Investor Class........................................................................    (85,049,273)
   Service Class.........................................................................    (21,532,847)
                                                                                            ------------
  Change in net assets resulting from capital transactions...............................     (2,472,022)
                                                                                            ------------
  Change in net assets...................................................................     (2,489,059)
Net Assets:
  Beginning of period....................................................................      3,212,916
                                                                                            ------------
  End of period..........................................................................   $    723,857
                                                                                            ============
Share Transactions:
  Issued
   Investor Class........................................................................      2,808,438
   Service Class.........................................................................        854,672
  Reinvested
   Investor Class........................................................................            979
  Redeemed
   Investor Class........................................................................     (2,892,459)
   Service Class.........................................................................       (853,973)
                                                                                            ------------
  Change in shares.......................................................................        (82,343)
                                                                                            ============

 Statements of Changes in Net Assets
                                                                                             For the period
                                                                                          September 4, 2001/(a)/
                                                                                                 through
                                                                                            December 31, 2001
                                                                                          ---------------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................      $     4,962
  Net realized gains/(losses) on investments and swap contracts..........................            1,440
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.           68,934
                                                                                               -----------
  Change in net assets resulting from operations.........................................           75,336
                                                                                               -----------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................           (7,948)
                                                                                               -----------
  Change in net assets resulting from distributions......................................           (7,948)
                                                                                               -----------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................       10,159,781
   Service Class.........................................................................          549,672
  Dividends reinvested
   Investor Class........................................................................            7,686
  Cost of shares redeemed
   Investor Class........................................................................       (7,016,010)
   Service Class.........................................................................         (555,601)
                                                                                               -----------
  Change in net assets resulting from capital transactions...............................        3,145,528
                                                                                               -----------
  Change in net assets...................................................................        3,212,916
Net Assets:
  Beginning of period....................................................................               --
                                                                                               -----------
  End of period..........................................................................      $ 3,212,916
                                                                                               ===========
Share Transactions:
  Issued
   Investor Class........................................................................          361,981
   Service Class.........................................................................           21,289
  Reinvested
   Investor Class........................................................................              265
  Redeemed
   Investor Class........................................................................         (251,326)
   Service Class.........................................................................          (20,463)
                                                                                               -----------
  Change in shares.......................................................................          111,746
                                                                                               ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                           Investor Class
                                              ---------------------------------
                                                                   For the period
                                                   For the      September 4, 2001/(a)/
                                                 year ended            through
                                              December 31, 2002   December 31, 2001
                                              ----------------- ---------------------
Net Asset Value, Beginning of Period.........     $  28.75           $    30.00
                                                  --------           ----------
Investment Activities:
 Net investment income/(loss)................         0.13/(b)/            0.11/(b)/
 Net realized and unrealized gains/(losses)
   on investments and swap contracts.........        (3.18)               (1.29)/(c)/
                                                  --------           ----------
 Total income/(loss) from investment
   activities................................        (3.05)               (1.18)
                                                  --------           ----------
Distributions to Shareholders From:
 Net investment income.......................        (1.13)               (0.07)
                                                  --------           ----------
Net Asset Value, End of Period...............     $  24.57           $    28.75
                                                  ========           ==========
Total Return.................................       (10.56)%              (3.92)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year......................     $684,929           $3,189,164
Ratio of expenses to average net assets......         1.95%                1.95%/(e)/
Ratio of net investment income/(loss) to
 average net assets..........................         0.44%                1.19%/(e)/
Ratio of expenses to average net assets*.....         3.03%                3.20%/(e)/
Portfolio turnover/(f)/......................        2,674%                 350%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the periods does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                Service Class
                                                   ---------------------------------
                                                                         For the period
                                                        For the       September 4, 2001/(a)/
                                                      year ended             through
                                                   December 31, 2002    December 31, 2001
                                                   -----------------  ---------------------
Net Asset Value, Beginning of Period..............      $ 28.76              $ 30.00
                                                        -------              -------
Investment Activities:
 Net investment income/(loss).....................        (0.21)/(b)/           0.18/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................        (3.03)               (1.42)/(c)/
                                                        -------              -------
 Total income/(loss) from investment activities...        (3.24)               (1.24)
                                                        -------              -------
Net Asset Value, End of Period....................      $ 25.52              $ 28.76
                                                        =======              =======
Total Return......................................       (11.27)%              (4.13)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................      $38,928              $23,752
Ratio of expenses to average net assets...........         2.93%                2.80%/(e)/
Ratio of net investment income/(loss) to average
 net assets.......................................        (0.73)%               2.06%/(e)/
Ratio of expenses to average net assets*..........         5.94%                4.05%/(e)/
Portfolio turnover/(f)/...........................        2,674%                 350%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the periods does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                      Basic Materials UltraSector ProFund

   For the year ended December 31, 2002, the Basic Materials UltraSector ProFund had a NAV total return of -21.17%* for Investor Class shares, compared to a return of -10.61% for the unmanaged Dow Jones U.S. Basic Materials Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index is an unmanaged index, which measures the performance of the basic materials economic sector of the U.S. equity market.

   For the fiscal year, the Basic Materials UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Basic Materials Index or any of the companies included in the Dow Jones U.S. Basic Materials Index.

                                    [CHART]

Value of a $10,000 Investment

                   Basic                 Basic            Dow Jones U.S.
            Materials - Investor   Materials - Service   Basic Materials
            --------------------   -------------------   ---------------
 9/04/01           $10,000               $10,000             $10,000
 9/01                8,060                 8,067               8,698
12/01                9,546                 9,650               9,762
 3/02               10,849                10,937              10,706
 6/02               10,154                10,203              10,399
 9/02                6,684                 6,713               7,963
12/02                7,525                 7,543               8,726

-------------------------------------
     Average Annual Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                1 Year      (9/4/01)
-------------------------------------
Investor        (21.17)%    (19.33)%
-------------------------------------
Service         (21.83)%    (19.19)%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from 9/4/01 to 12/31/02.

    The performance of the Basic Materials UltraSector ProFund is measured against the Dow Jones U.S. Basic Materials Index, an unmanaged index generally representative of the performance of the basic materials economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Basic Materials                          Investments
             UltraSector ProFund                December 31, 2002

            Common Stocks (75.0%)
                                                    Shares   Value
                                                    ------- --------
           Air Products & Chemicals, Inc...........     553 $ 23,640
           Airgas, Inc.*...........................     154    2,657
           AK Steel Holding Corp.*.................     252    2,016
           Albemarle Corp..........................      84    2,390
           Alcoa, Inc..............................   2,065   47,041
           Allegheny Technologies, Inc.............     161    1,003
           Ashland, Inc............................     154    4,394
           Avery Dennison Corp.....................     238   14,537
           Boise Cascade Corp......................     140    3,531
           Bowater, Inc............................     133    5,579
           Cabot Corp..............................     147    3,901
           Cabot Microelectronics Corp.*...........      56    2,643
           Cambrex Corp............................      63    1,903
           Caraustar Industries, Inc...............      70      664
           Carpenter Technology Corp...............      49      610
           Cleveland-Cliffs, Inc...................      28      556
           Crompton Corp...........................     273    1,624
           Cytec Industries, Inc.*.................      98    2,673
           Dow Chemical Co.........................   2,233   66,319
           Du Pont (E.I.) de Nemours...............   2,429  102,989
           Eastman Chemical Co.....................     189    6,950
           Ecolab, Inc.............................     273   13,514
           Engelhard Corp..........................     315    7,040
           Ferro Corp..............................      98    2,394
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*...............................     357    5,990
           Fuller (H. B.) Co.......................      70    1,812
           Georgia Gulf Corp.......................      77    1,782
           Georgia Pacific Corp....................     539    8,710
           Great Lakes Chemical Corp...............      91    2,173
           Hercules, Inc.*.........................     238    2,094
           IMC Global, Inc.........................     252    2,689
           International Flavors & Fragrances, Inc.     196    6,880
           International Paper Co..................   1,078   37,697
           Louisiana-Pacific Corp.*................     252    2,031
           Lubrizol Corp...........................     126    3,843
           Lyondell Chemical Co....................     315    3,982
           Macdermid, Inc..........................      63    1,440
           MeadWestvaco Corp.......................     490   12,108
           Meridian Gold, Inc.*....................     238    4,196
           Millennium Chemicals, Inc...............     154    1,466
           Newmont Mining Corp.....................     861   24,995
           Nucor Corp..............................     175    7,227
           Olin Corp...............................     140    2,177
           OM Group, Inc...........................      70      482
           Phelps Dodge Corp.*.....................     217    6,868

            Common Stocks, continued
                                                   Shares     Value
                                                  --------- --------
           Pope & Talbot, Inc....................       35  $    499
           Potlatch Corp.........................       70     1,672
           PPG Industries, Inc...................      413    20,712
           Praxair, Inc..........................      392    22,646
           Rayonier, Inc.........................       70     3,168
           Rohm & Haas Co........................      413    13,414
           RPM, Inc..............................      280     4,278
           RTI International Metals, Inc.*.......       49       495
           Ryerson Tull, Inc.....................       56       342
           Schulman (A.), Inc....................       70     1,303
           Sigma-Aldrich Corp....................      147     7,159
           Solutia, Inc..........................      259       940
           Stillwater Mining Co.*................      105       562
           Tredegar Corp.........................       56       840
           United States Steel Corp..............      252     3,306
           Valspar Corp..........................      112     4,948
           Wausau-Mosinee Paper Corp.............      119     1,335
           WD-40 Co..............................       42     1,110
           Wellman, Inc..........................       77     1,039
           Weyerhaeuser Co.......................      539    26,524
           Worthington Industries, Inc...........      168     2,560
                                                            --------
           TOTAL COMMON STOCKS...................            580,062
                                                            --------
            Federal Home Loan Bank (25.1%)
                                                  Principal
                                                   Amount
                                                  ---------
           Federal Home Loan Bank, 0.50%, 1/2/03. $194,000   193,995
                                                            --------
           TOTAL FEDERAL HOME LOAN BANK..........            193,995
                                                            --------
           TOTAL INVESTMENTS
            (Cost $685,081)/(a)/--100.1%.........            774,057
           Net other Assets/(liabilities)--(0.1)%               (518)
                                                            --------
           NET ASSETS--100.0%....................           $773,539
                                                            ========

------
*Non-income producing security
/(a)/Costfor federal income taxes is $1,252,384 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $567,303. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                    Unrealized appreciation..... $  89,106
                    Unrealized depreciation.....  (567,433)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(478,327)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund


       Statement of Assets and Liabilities
                                                        December 31, 2002
      Assets:
        Investments, at value (cost $685,081)................ $   774,057
        Cash.................................................         871
        Dividends and interest receivable....................       1,829
        Receivable for capital shares issued.................       8,612
        Receivable from Investment Advisor...................       1,868
        Prepaid expenses.....................................       7,312
                                                              -----------
         Total Assets........................................     794,549
                                                              -----------
      Liabilities:
        Payable for capital shares redeemed..................      13,029
        Unrealized depreciation on swap contracts............       4,201
        Administration fees payable..........................          81
        Distribution and service fees payable--Service Class          484
        Other accrued expenses...............................       3,215
                                                              -----------
         Total Liabilities...................................      21,010
                                                              -----------
      Net Assets............................................. $   773,539
                                                              ===========
      Net Assets consist of:
        Capital.............................................. $ 4,468,828
        Accumulated net investment income/(loss).............       8,300
        Accumulated net realized gains/(losses) on
         investments and swap contracts......................  (3,788,364)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts......................      84,775
                                                              -----------
      Net Assets............................................. $   773,539
                                                              ===========
      Investor Class:
        Net Assets........................................... $   758,639
        Shares of Beneficial Interest Outstanding............      33,671
        Net Asset Value (offering and redemption price per
         share).............................................. $     22.53
                                                              ===========
      Service Class:
        Net Assets........................................... $    14,900
        Shares of Beneficial Interest Outstanding............         658
        Net Asset Value (offering and redemption price per
         share).............................................. $     22.63
                                                              ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    58,668
        Interest.............................................      14,053
                                                              -----------
         Total Investment Income.............................      72,721
                                                              -----------
      Expenses:
        Advisory fees........................................      26,206
        Management services fees.............................       5,241
        Administration fees..................................       1,744
        Distribution and service fees--Service Class.........       5,499
        Transfer agent fees..................................      12,275
        Registration and filing fees.........................      55,794
        Custody fees.........................................      13,719
        Fund accounting fees.................................       3,571
        Other fees...........................................       6,372
                                                              -----------
         Total Expenses before reductions....................     130,421
         Less Expenses reduced by the Investment
          Advisor............................................     (57,167)
                                                              -----------
         Net Expenses........................................      73,254
                                                              -----------
      Net Investment Income/(Loss)...........................        (533)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (1,848,803)
        Net realized gains/(losses) on swap contracts........  (1,781,616)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................      52,936
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (3,577,483)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(3,578,016)
                                                              ===========


              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund

 Statements of Changes in Net Assets
                                                                        For the period
                                                        For the      September 4, 2001/(a)/
                                                      year ended            through
                                                   December 31, 2002   December 31, 2001
                                                   ----------------- ---------------------
From Investment Activities:
Operations:
 Net investment income/(loss).....................   $        (533)      $      4,251
 Net realized gains/(losses) on investments and
   swap contracts.................................      (3,630,419)          (164,250)
 Change in net unrealized
   appreciation/(depreciation) on investments and
   swap contracts.................................          52,936             31,839
                                                     -------------       ------------
 Change in net assets resulting from operations...      (3,578,016)          (128,160)
                                                     -------------       ------------
Distributions to Shareholders From:
 Net investment income
   Investor Class.................................              --             (4,535)
                                                     -------------       ------------
 Change in net assets resulting from distributions              --             (4,535)
                                                     -------------       ------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class.................................     240,822,607         14,386,708
   Service Class..................................      54,098,474            361,506
 Dividends reinvested
   Investor Class.................................              --              4,351
 Cost of shares redeemed
   Investor Class.................................    (239,468,709)       (11,793,896)
   Service Class..................................     (53,586,856)          (339,935)
                                                     -------------       ------------
 Change in net assets resulting from capital
   transactions...................................       1,865,516          2,618,734
                                                     -------------       ------------
 Change in net assets.............................      (1,712,500)         2,486,039
Net Assets:
 Beginning of period..............................       2,486,039                 --
                                                     -------------       ------------
 End of period....................................   $     773,539       $  2,486,039
                                                     =============       ============
Share Transactions:
 Issued
   Investor Class.................................       8,311,084            513,437
   Service Class..................................       2,188,866             12,837
 Reinvested
   Investor Class.................................              --                151
 Redeemed
   Investor Class.................................      (8,363,736)          (427,265)
   Service Class..................................      (2,188,874)           (12,171)
                                                     -------------       ------------
 Change in shares.................................         (52,660)            86,989
                                                     =============       ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                Investor Class
                                                   ---------------------------------
                                                                        For the period
                                                        For the      September 4, 2001/(a)/
                                                      year ended            through
                                                   December 31, 2002   December 31, 2001
                                                   ----------------- ---------------------
Net Asset Value, Beginning of Period..............     $  28.58           $    30.00
                                                       --------           ----------
Investment Activities:
 Net investment income/(loss).....................         0.07/(b)/            0.13/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................        (6.12)               (1.49)
                                                       --------           ----------
 Total income/(loss) from investment activities...        (6.05)               (1.36)
                                                       --------           ----------
Distributions to Shareholders From:
 Net investment income............................           --                (0.06)
                                                       --------           ----------
Net Asset Value, End of Period....................     $  22.53           $    28.58
                                                       ========           ==========
Total Return......................................       (21.17)%              (4.54)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................     $758,639           $2,466,749
Ratio of expenses to average net assets...........         1.94%                1.27%/(d)/
Ratio of net investment income/(loss) to average
 net assets.......................................         0.25%                1.38%/(d)/
Ratio of expenses to average net assets*..........         3.61%                3.51%/(d)/
Portfolio turnover/(e)/...........................       10,105%                 913%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                             Service Class
                                                                                ---------------------------------
                                                                                                      For the period
                                                                                     For the       September 4, 2001/(a)/
                                                                                   year ended             through
                                                                                December 31, 2002    December 31, 2001
                                                                                -----------------  ---------------------
Net Asset Value, Beginning of Period...........................................      $ 28.95              $ 30.00
                                                                                     -------              -------
Investment Activities:
  Net investment income/(loss).................................................        (0.40)/(b)/             --/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.        (5.92)               (1.05)
                                                                                     -------              -------
  Total income/(loss) from investment activities...............................        (6.32)               (1.05)
                                                                                     -------              -------
Net Asset Value, End of Period.................................................      $ 22.63              $ 28.95
                                                                                     =======              =======
Total Return...................................................................       (21.83)%              (3.50)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year........................................................      $14,900              $19,290
Ratio of expenses to average net assets........................................         2.95%                2.95%/(d)/
Ratio of net investment income/(loss) to average net assets....................        (1.45)%                 --/(d)/
Ratio of expenses to average net assets*.......................................         4.48%                5.20%/(d)/
Portfolio turnover/(e)/........................................................       10,105%                 913%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                       Biotechnology UltraSector ProFund

   For the year ended December 31, 2002, the Biotechnology UltraSector ProFund had a NAV total return of -53.68%* for Investor Class shares, compared to a return of -36.48% for the unmanaged Dow Jones U.S. Biotechnology Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. The Dow Jones U.S. Biotechnology Index is an unmanaged index, which measures the performance of the biotechnology sector of the U.S. equity market.

   For the fiscal year, the Biotechnology UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Biotechnology Index or any of the companies included in the Dow Jones U.S. Biotechnology Index.

                                    [CHART]

Value of a $10,000 Investment

          Biotechnology   Biotechnology       Dow Jones
           - Investor      - Service      U.S. Biotechnology
          -------------   -------------   ------------------
6/19/00      $10,000        $10,000            $10,000
   6/00        9,615          9,610              9,797
   9/00       11,085         11,040             10,950
  12/00        8,320          8,270              9,370
   3/01        4,775          4,745              6,681
   6/01        6,200          6,150              8,034
   9/01        4,415          4,370              6,524
  12/01        5,306          5,239              7,480
   3/02        4,549          4,478              6,815
   6/02        2,558          2,512              4,742
   9/02        2,217          2,171              4,388
  12/02        2,458          2,401              4,751

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year               (6/19/00)
-----------------------------------------------
Investor       (53.68)%              (42.52)%
-----------------------------------------------
Service        (54.17)%              (43.05)%
-----------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Biotechnology UltraSector ProFund is measured against the Dow Jones U.S. Biotechnology Index, an unmanaged index generally representative of the performance of the biotechnology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Biotechnology UltraSector                Investments
             ProFund                            December 31, 2002

        Common Stocks (74.3%)
                                                       Shares   Value
                                                       ------ ----------
       Abgenix, Inc.*.................................  1,344 $    9,905
       Affymetrix, Inc.*..............................    816     18,678
       Albany Molecular Research, Inc.*...............    432      6,390
       Alexion Pharmaceuticals, Inc.*.................    336      4,744
       Alkermes, Inc.*................................  1,104      6,922
       Amgen, Inc.*................................... 20,448    988,457
       Amylin Pharmaceuticals, Inc.*..................  1,248     20,143
       Applera Corp.--Applied Biosystems Group........  3,648     63,986
       Applera Corp.--Celera Genomics Group*..........  1,248     11,918
       Bio-Technology General Corp.*..................  1,008      3,227
       Biogen, Inc.*..................................  2,592    103,836
       Celgene Corp.*.................................  1,344     28,856
       Cell Genesys, Inc.*............................    624      6,958
       Cell Therapeutics, Inc.*.......................    528      3,839
       Charles River Laboratories International, Inc.*    768     29,553
       Chiron Corp.*..................................  1,920     72,192
       Covance, Inc.*.................................  1,056     25,967
       Cubist Pharmaceuticals, Inc.*..................    480      3,950
       CuraGen Corp.*.................................    672      3,125
       CV Therapeutics, Inc.*.........................    432      7,871
       Delta & Pine Land Co...........................    624     12,736
       Enzo Biochem, Inc.*............................    384      5,376
       Enzon, Inc.*...................................    720     12,038
       Gene Logic, Inc.*..............................    480      3,019
       Genentech, Inc.*...............................  3,696    122,559
       Genzyme Corp.--General Division*...............  3,744    110,710
       Gilead Sciences, Inc.*.........................  3,408    115,872
       Guilford Pharmaceuticals, Inc.*................    528      2,101
       Human Genome Sciences, Inc.*...................  1,968     17,338
       ICOS Corp.*....................................    960     22,474
       IDEC Pharmaceuticals Corp.*....................  2,640     87,569
       IDEXX Laboratories, Inc.*......................    576     18,922
       ImClone Systems, Inc.*.........................  1,008     10,706
       Immunomedics, Inc..............................    720      3,326
       Incyte Genomics, Inc.*.........................  1,104      5,034
       InterMune, Inc.*...............................    480     12,245
       Invitrogen Corp.*..............................    816     25,533
       Laboratory Corp. of America Holdings*..........  2,544     59,123
       Lexicon Genetics, Inc.*........................    528      2,497
       Ligand Pharmaceuticals, Inc.--Class B*.........  1,008      5,413
       Maxygen, Inc.*.................................    432      3,292
       Medarex, Inc.*.................................  1,248      4,930
       MedImmune, Inc.*...............................  4,368    118,678
       Millennium Pharmaceuticals, Inc.*..............  4,608     36,588
       Molecular Devices Corp.*.......................    288      4,743
       Monsanto Co....................................  4,560     87,780

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- ----------
         Myriad Genetics, Inc.*................        432 $    6,307
         Nabi Biopharmaceuticals*..............        672      4,166
         Neurocrine Biosciences, Inc.*.........        528     24,108
         OSI Pharmaceuticals, Inc.*............        624     10,234
         PAREXEL International Corp.*..........        432      4,748
         Pharmaceutical Product Development,
          Inc.*................................        864     25,289
         Pharmacopeia, Inc.*...................        384      3,425
         Protein Design Labs, Inc.*............      1,536     13,056
         Quest Diagnostics, Inc.*..............      1,296     73,742
         Quintiles Transnational Corp.*........      1,920     23,232
         Regeneron Pharmaceuticals, Inc.*......        528      9,773
         Scios, Inc.*..........................        816     26,585
         Techne Corp.*.........................        720     20,569
         Theragenics Corp.*....................        528      2,128
         Transkaryotic Therapies, Inc.*........        528      5,227
         Trimeris, Inc.*.......................        384     16,547
         United Therapeutics Corp.*............        288      4,810
         Vertex Pharmaceuticals, Inc.*.........      1,296     20,542
         Xoma, Ltd.*...........................      1,200      5,076
                                                           ----------
         TOTAL COMMON STOCKS...................             2,630,683
                                                           ----------
          Federal Home Loan Bank (31.3%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $1,108,000  1,107,969
                                                           ----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................             1,107,969
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $3,099,351)/(a)/--105.6%.......             3,738,652
         Net other assets/(liabilities)--(5.6)%              (199,104)
                                                           ----------
         NET ASSETS--100.0%....................            $3,539,548
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $6,899,354 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $3,800,003. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   642,418
                   Unrealized depreciation.....  (3,803,120)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(3,160,702)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $3,099,351)............ $  3,738,652
        Cash...............................................          782
        Dividends and interest receivable..................          279
        Receivable for investments sold....................      109,612
        Receivable for capital shares issued...............       13,112
        Receivable from Investment Advisor.................        1,399
        Prepaid expenses...................................       13,796
                                                            ------------
         Total Assets......................................    3,877,632
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................      125,849
        Unrealized depreciation on swap contracts..........      204,688
        Administration fees payable........................          222
        Distribution and service fees payable--Service
         Class.............................................          915
        Other accrued expenses.............................        6,410
                                                            ------------
         Total Liabilities.................................      338,084
                                                            ------------
      Net Assets........................................... $  3,539,548
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 20,517,124
        Accumulated net investment income/(loss)...........      (27,344)
        Accumulated net realized gains/(losses) on
         investments and swap contracts....................  (17,384,845)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      434,613
                                                            ------------
      Net Assets........................................... $  3,539,548
                                                            ============
      Investor Class:
        Net Assets......................................... $  3,134,325
        Shares of Beneficial Interest Outstanding..........      127,532
        Net Asset Value (offering and redemption price per
         share)............................................ $      24.58
                                                            ============
      Service Class:
        Net Assets......................................... $    405,223
        Shares of Beneficial Interest Outstanding..........       16,877
        Net Asset Value (offering and redemption price per
         share)............................................ $      24.01
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Interest............................................. $    28,711
        Dividends............................................       1,683
                                                              -----------
         Total Investment Income.............................      30,394
                                                              -----------
      Expenses:
        Advisory fees........................................      48,469
        Management services fees.............................       9,694
        Administration fees..................................       3,425
        Distribution and service fees--Service Class.........       6,093
        Transfer agent fees..................................      34,832
        Registration and filing fees.........................      43,049
        Custody fees.........................................      16,652
        Fund accounting fees.................................       6,763
        Other fees...........................................       9,886
                                                              -----------
         Total Expenses before reductions....................     178,863
         Less Expenses reduced by the Investment Advisor.....     (47,051)
                                                              -----------
         Net Expenses........................................     131,812
                                                              -----------
      Net Investment Income/(Loss)...........................    (101,418)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (2,230,770)
        Net realized gains/(losses) on swap contracts........  (2,796,909)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (747,969)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (5,775,648)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,877,066)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (101,418)    $     (85,328)
  Net realized gains/(losses) on investments and swap contracts..........................      (5,027,679)       (5,978,098)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        (747,969)        1,440,181
                                                                                            -------------     -------------
  Change in net assets resulting from operations.........................................      (5,877,066)       (4,623,245)
                                                                                            -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     172,551,693       134,200,913
   Service Class.........................................................................       7,637,585         9,952,092
  Cost of shares redeemed
   Investor Class........................................................................    (179,118,981)     (119,324,007)
   Service Class.........................................................................      (7,822,535)       (9,265,904)
                                                                                            -------------     -------------
  Change in net assets resulting from capital transactions...............................      (6,752,238)       15,563,094
                                                                                            -------------     -------------
  Change in net assets...................................................................     (12,629,304)       10,939,849
Net Assets:
  Beginning of year......................................................................      16,168,852         5,229,003
                                                                                            -------------     -------------
  End of year............................................................................   $   3,539,548     $  16,168,852
                                                                                            =============     =============
Share Transactions:
  Issued
   Investor Class........................................................................       5,997,286         8,880,396
   Service Class.........................................................................         229,608           617,147
  Redeemed
   Investor Class........................................................................      (6,151,162)       (8,851,225)
   Service Class.........................................................................        (236,363)         (655,840)
                                                                                            -------------     -------------
  Change in shares.......................................................................        (160,631)           (9,522)
                                                                                            =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                           Investor Class/(a)/
                                                                      ----------------------------------------

                                                                           For the             For the
                                                                         year ended          year ended
                                                                      December 31, 2002   December 31, 2001
                                                                      -----------------   -----------------
Net Asset Value, Beginning of Period.................................    $    53.06          $     83.20
                                                                         ----------          -----------
Investment Activities:
  Net investment income/(loss).......................................         (0.44)/(c)/          (0.62)/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................        (28.04)              (29.52)
                                                                         ----------          -----------
  Total income/(loss) from investment activities.....................        (28.48)              (30.14)
                                                                         ----------          -----------
Net Asset Value, End of Period.......................................    $    24.58          $     53.06
                                                                         ==========          ===========
Total Return.........................................................        (53.68)%             (36.23)%
Ratios/Supplemental Data:
Net assets, end of year..............................................    $3,134,325          $14,930,681
Ratio of expenses to average net assets..............................          1.95%                1.95%
Ratio of net investment income/(loss) to average net assets..........         (1.48)%              (1.10)%
Ratio of expenses to average net assets*.............................          2.65%                2.59%
Portfolio turnover/(f)/..............................................         2,527%               1,266%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                                        For the period
                                                                      June 19, 2000/(b)
                                                                           /through
                                                                      December 31, 2000
                                                                      ------------------
Net Asset Value, Beginning of Period.................................     $   100.00
                                                                          ----------
Investment Activities:
  Net investment income/(loss).......................................          (0.10)/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................         (16.70)
                                                                          ----------
  Total income/(loss) from investment activities.....................         (16.80)
                                                                          ----------
Net Asset Value, End of Period.......................................     $    83.20
                                                                          ==========
Total Return.........................................................         (16.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..............................................     $4,197,874
Ratio of expenses to average net assets..............................           1.94%/(e)/
Ratio of net investment income/(loss) to average net assets..........          (0.20)%/(e)/
Ratio of expenses to average net assets*.............................           2.34%/(e)/
Portfolio turnover/(f)/..............................................          1,554%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                        Service Class/(a)/
                                                   -----------------------------------------------------
                                                                                            For the period
                                                        For the            For the        June 19, 2000/(b)
                                                      year ended         year ended            /through
                                                   December 31, 2002  December 31, 2001   December 31, 2000
                                                   -----------------  -----------------   ------------------
Net Asset Value, Beginning of Period..............     $  52.39          $    82.70           $   100.00
                                                       --------          ----------           ----------
Investment Activities:
 Net investment income/(loss).....................        (0.74)/(c)/         (1.10)/(c)/          (0.70)/(c)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................       (27.64)             (29.21)              (16.60)
                                                       --------          ----------           ----------
 Total income/(loss) from investment activities...       (28.38)             (30.31)              (17.30)
                                                       --------          ----------           ----------
Net Asset Value, End of Period....................     $  24.01          $    52.39           $    82.70
                                                       ========          ==========           ==========
Total Return......................................       (54.17)%            (36.65)%             (17.30)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................     $405,223          $1,238,171           $1,031,129
Ratio of expenses to average net assets...........         2.92%               2.95%                2.64%/(e)/
Ratio of net investment income/(loss) to average
 net assets.......................................        (2.42)%             (1.99)%              (1.34)%/(e)/
Ratio of expenses to average net assets*..........         3.89%               3.59%                3.04%/(e)/
Portfolio turnover/(f)/...........................        2,527%              1,266%               1,554%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                          Energy UltraSector ProFund

   For the year ended December 31, 2002, the Energy UltraSector ProFund had a NAV total return of -25.79%* for Investor Class shares, compared to a return of -15.40% for the unmanaged Dow Jones U.S. Energy Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Index. The Dow Jones U.S. Energy Index is an unmanaged index, which measures the performance of the energy sector of the U.S. equity market.

   For the fiscal year, the Energy UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Energy Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Energy Index or any of the companies included in the Dow Jones U.S. Energy Index.

                                    [CHART]

Value of a $10,000 Investment

         Energy - Investor      Energy - Service       Dow Jones U.S. Energy
        ------------------      ----------------       ---------------------
6/19/00      $10,000                $10,000                   $10,000
6/00           9,345                  9,360                     9,562
9/00          10,495                 10,475                    10,552
12/00         10,410                 10,360                    10,655
3/01           9,370                  9,290                    10,046
6/01           9,125                  9,025                     9,951
9/01           7,190                  7,100                     8,590
12/01          7,950                  7,825                     9,241
3/02           8,885                  8,720                     9,999
6/02           7,570                  7,415                     9,053
9/02           5,395                  5,275                     7,303
12/02          5,900                  5,760                     7,818

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year               (6/19/00)
-----------------------------------------------
Investor       (25.79)%              (18.80)%
-----------------------------------------------
Service        (26.39)%              (19.56)%
-----------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Energy UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Energy UltraSector ProFund is measured against the Dow Jones U.S. Energy Index, an unmanaged index generally representative of the performance of the energy sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Energy UltraSector ProFund               Investments
                                                December 31, 2002

               Common Stocks (75.3%)
                                               Shares    Value
                                               ------- ----------
              Amerada Hess Corp...............     407 $   22,405
              Anadarko Petroleum Corp.........   1,184     56,714
              Apache Corp.....................     703     40,064
              Arch Coal, Inc..................     259      5,592
              Atwood Oceanics, Inc.*..........      37      1,114
              Baker Hughes, Inc...............   1,628     52,405
              BJ Services Co.*................     740     23,909
              Burlington Resources, Inc.......     962     41,029
              Cabot Oil & Gas Corp............     148      3,667
              Chesapeake Energy Corp..........     777      6,014
              ChevronTexaco Corp..............   5,143    341,907
              Cimarex Energy Co.*.............     185      3,312
              ConocoPhillips..................   3,071    148,606
              Cooper Cameron Corp.*...........     259     12,903
              Core Laboratories N.V.*.........     111      1,260
              Devon Energy Corp...............     629     28,871
              Diamond Offshore Drilling, Inc..     296      6,468
              Ensco International, Inc........     703     20,703
              EOG Resources, Inc..............     518     20,679
              Evergreen Resources, Inc.*......      74      3,319
              Exxon Mobil Corp................  32,449  1,133,767
              FMC Technologies, Inc.*.........     259      5,291
              Forest Oil Corp.*...............     148      4,092
              Global Industries, Ltd.*........     333      1,389
              GlobalSantaFe Corp..............     925     22,496
              Grant Prideco, Inc.*............     518      6,030
              Grey Wolf, Inc.*................     888      3,543
              Halliburton Co..................   2,109     39,459
              Hanover Compressor Co.*.........     259      2,378
              Helmerich & Payne, Inc..........     222      6,196
              Input/Output, Inc.*.............     185        786
              Kerr-McGee Corp.................     481     21,308
              Key Energy Group*...............     629      5,642
              Kinder Morgan, Inc..............     481     20,332
              Lone Star Technologies, Inc.*...     148      2,204
              Marathon Oil Corp...............   1,480     31,509
              Massey Energy Co................     370      3,596
              Maverick Tube Corp.*............     185      2,411
              McDermott International, Inc.*..     296      1,296
              Murphy Oil Corp.................     370     15,855
              Nabors Industries, Ltd.*........     703     24,795
              National-Oilwell, Inc*..........     407      8,888
              Newfield Exploration Co.*.......     259      9,337
              Newpark Resources, Inc.*........     370      1,610
              Noble Corp.*....................     629     22,109
              Noble Energy, Inc...............     259      9,725
              Occidental Petroleum Corp.......   1,813     51,580
              Ocean Energy, Inc...............     851     16,994
              Oceaneering International, Inc.*     111      2,746
              Offshore Logistics, Inc.*.......     111      2,433

          Common Stocks, continued
                                                  Shares      Value
                                                 --------- ----------
         Parker Drilling Co.*...................      444  $      986
         Patterson-UTI Energy, Inc.*............      370      11,163
         Peabody Energy Corp....................      148       4,326
         Pioneer Natural Resources Co.*.........      518      13,080
         Pogo Producing Co......................      259       9,648
         Pride International, Inc.*.............      555       8,270
         Rowan Cos., Inc........................      444      10,079
         Schlumberger, Ltd......................    2,775     116,800
         SEACOR SMIT, Inc.*.....................      111       4,940
         Smith International, Inc.*.............      481      15,690
         Stone Energy Corp.*....................      111       3,703
         Sunoco, Inc............................      370      12,277
         Superior Energy Services, Inc.*........      333       2,731
         Tesoro Petroleum Corp.*................      296       1,338
         Tidewater, Inc.........................      259       8,055
         Tom Brown, Inc.*.......................      148       3,715
         Transocean Sedco Forex, Inc............    1,554      36,053
         Unocal Corp............................    1,258      38,470
         Valero Energy Corp.....................      518      19,135
         Varco International, Inc.*.............      407       7,082
         Veritas DGC, Inc.*.....................      148       1,169
         Vintage Petroleum, Inc.................      259       2,732
         Weatherford International, Ltd.*.......      629      25,116
         Western Gas Resources, Inc.............      111       4,090
         Williams Cos., Inc.....................    2,479       6,693
         XTO Energy, Inc........................      592      14,622
                                                           ----------
         TOTAL COMMON STOCKS....................            2,702,701
                                                           ----------
          Federal Home Loan Bank (26.8%)
                                                 Principal
                                                  Amount
                                                 ---------
         Federal Home Loan Bank, 0.50%, 01/02/03 $964,000     963,973
                                                           ----------
         TOTAL FEDERAL HOME LOAN BANK...........              963,973
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $3,466,035)/(a)/--102.1%........            3,666,674
         Net other assets/(liabilities)--(2.1)%.              (73,975)
                                                           ----------
         NET ASSETS--100.0%.....................           $3,592,699
                                                           ==========

------
*    Non-income producing security
/(a)/Cost for federal income taxes is $5,355,171 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,889,136. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   205,275
                   Unrealized depreciation.....  (1,893,772)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,688,497)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $3,466,035)............ $ 3,666,674
         Cash...............................................       1,576
         Dividends and interest receivable..................       2,036
         Receivable for capital shares issued...............     130,088
         Prepaid expenses...................................       8,283
                                                             -----------
          Total Assets......................................   3,808,657
                                                             -----------
       Liabilities:
         Payable for investments purchased..................      73,068
         Payable for capital shares redeemed................      20,192
         Unrealized depreciation on swap contracts..........     111,013
         Advisory fees payable..............................       5,439
         Management services fees payable...................         599
         Administration fees payable........................         197
         Distribution and service fees payable--Service
          Class.............................................         269
         Other accrued expenses.............................       5,181
                                                             -----------
          Total Liabilities.................................     215,958
                                                             -----------
       Net Assets........................................... $ 3,592,699
                                                             ===========
       Net Assets consist of:
         Capital............................................ $10,339,304
         Accumulated net investment income/(loss)...........       7,032
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (6,843,263)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................      89,626
                                                             -----------
       Net Assets........................................... $ 3,592,699
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 3,330,122
         Shares of Beneficial Interest Outstanding..........     282,148
         Net Asset Value (offering and redemption price per
          share)............................................ $     11.80
                                                             ===========
       Service Class:
         Net Assets......................................... $   262,577
         Shares of Beneficial Interest Outstanding..........      22,795
         Net Asset Value (offering and redemption price per
          share)............................................ $     11.52
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    63,405
        Interest.............................................      19,904
                                                              -----------
         Total Investment Income.............................      83,309
                                                              -----------
      Expenses:
        Advisory fees........................................      36,590
        Management services fees.............................       7,318
        Administration fees..................................       2,574
        Distribution and service fees--Service Class.........       7,429
        Transfer agent fees..................................      19,439
        Registration and filing fees.........................      28,375
        Custody fees.........................................      17,215
        Fund accounting fees.................................       4,881
        Other fees...........................................      10,426
                                                              -----------
         Total Expenses before reductions....................     134,247
         Less Expenses reduced by the Investment
          Advisor............................................     (31,685)
                                                              -----------
         Net Expenses........................................     102,562
                                                              -----------
      Net Investment Income/(Loss)...........................     (19,253)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........    (913,081)
        Net realized gains/(losses) on swap contracts........    (741,429)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (296,075)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (1,950,585)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,969,838)
                                                              ===========


              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (19,253)    $      29,215
  Net realized gains/(losses) on investments and swap contracts..........................      (1,654,510)       (3,895,225)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        (296,075)          371,053
                                                                                            -------------     -------------
  Change in net assets resulting from operations.........................................      (1,969,838)       (3,494,957)
                                                                                            -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     130,629,331       101,135,365
   Service Class.........................................................................      11,291,320         7,823,186
  Cost of shares redeemed
   Investor Class........................................................................    (130,775,105)     (100,496,663)
   Service Class.........................................................................     (11,160,973)       (8,087,497)
                                                                                            -------------     -------------
  Change in net assets resulting from capital transactions...............................         (15,427)          374,391
                                                                                            -------------     -------------
  Change in net assets...................................................................      (1,985,265)       (3,120,566)
Net Assets:
  Beginning of year......................................................................       5,577,964         8,698,530
                                                                                            -------------     -------------
  End of year............................................................................   $   3,592,699     $   5,577,964
                                                                                            =============     =============
Share Transactions:
  Issued
   Investor Class........................................................................       9,420,881         5,401,975
   Service Class.........................................................................         739,889           430,608
  Redeemed
   Investor Class........................................................................      (9,468,392)       (5,439,259)
   Service Class.........................................................................        (738,501)         (460,297)
                                                                                            -------------     -------------
  Change in shares.......................................................................         (46,123)          (66,973)
                                                                                            =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                         Investor Class
                                                   ----------------------------------------------------
                                                                                           For the period
                                                        For the             For the       June 19, 2000/(a)/
                                                      year ended          year ended           through
                                                   December 31, 2002   December 31, 2001  December 31, 2000
                                                   -----------------   -----------------  -----------------
Net Asset Value, Beginning of Period..............    $    15.90          $    20.82         $    20.00
                                                      ----------          ----------         ----------
Investment Activities:
 Net investment income/(loss).....................         (0.03)/(b)/          0.11/(b)/          0.24/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................         (4.07)              (5.03)              0.58
                                                      ----------          ----------         ----------
 Total income/(loss) from investment activities...         (4.10)              (4.92)              0.82
                                                      ----------          ----------         ----------
Net Asset Value, End of Period....................    $    11.80          $    15.90         $    20.82
                                                      ==========          ==========         ==========
Total Return......................................        (25.79)%            (23.63)%             4.10%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................    $3,330,122          $5,242,964         $7,639,976
Ratio of expenses to average net assets...........          1.95%               1.95%              1.59%/(d)/
Ratio of net investment income/(loss) to average
 net assets.......................................         (0.21)%              0.59%              2.24%/(d)/
Ratio of expenses to average net assets*..........          2.66%               2.75%              2.83%/(d)/
Portfolio turnover/(e)/...........................         2,399%              1,610%             2,784%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                                    Service Class
                                              ---------------------------------------------------
                                                                                     For the period
                                                   For the            For the       June 19, 2000/(a)/
                                                 year ended         year ended           through
                                              December 31, 2002  December 31, 2001  December 31, 2000
                                              -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period.........     $  15.65           $  20.72          $    20.00
                                                  --------           --------          ----------
Investment Activities:
 Net investment income/(loss)................        (0.21)/(b)/        (0.09)/(b)/         (0.11)/(b)/
 Net realized and unrealized gains/(losses)
   on investments and swap contracts.........        (3.92)             (4.98)               0.83
                                                  --------           --------          ----------
 Total income/(loss) from investment
   activities................................        (4.13)             (5.07)               0.72
                                                  --------           --------          ----------
Net Asset Value, End of Period...............     $  11.52           $  15.65          $    20.72
                                                  ========           ========          ==========
Total Return.................................       (26.39)%           (24.47)%              3.60%/(c)/
Ratios/Supplemental Data:
Net assets, end of year......................     $262,577           $335,000          $1,058,554
Ratio of expenses to average net assets......         2.93%              2.95%               2.91%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................        (1.37)%            (0.47)%             (1.03)%/(d)/
Ratio of expenses to average net assets*.....         3.26%              3.75%               4.14%/(d)/
Portfolio turnover/(e)/......................        2,399%             1,610%              2,784%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                         Financial UltraSector ProFund

   For the year ended December 31, 2002, the Financial UltraSector ProFund had a NAV total return of -24.88%* for Investor Class shares, compared to a return of -14.37% for the unmanaged Dow Jones U.S. Financial Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Index is an unmanaged index, which measures the performance of the financial services economic sector of the U.S. equity market.

   For the fiscal year, the Financial UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Financial Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Financial Index or any of the companies included in the Dow Jones U.S. Financial Index.

                                    [CHART]
Value of a $10,000 Investment

         Financial - Investor    Financial - Service    Dow Jones U.S. Financial
         --------------------    -------------------    ------------------------
6/19/00         $10,000               $10,000                   $10,000
6/00              9,365                 9,365                     9,595
9/00             12,490                12,475                    11,780
12/00            12,695                12,660                    12,153
3/01             10,815                10,750                    11,018
6/01             11,980                11,875                    11,889
9/01              9,675                 9,575                    10,413
12/01            10,550                10,410                    11,149
3/02             11,030                10,855                    11,552
6/02              9,830                 9,650                    10,759
9/02              7,390                 7,230                     9,002
12/02             7,925                 7,750                     9,547

---------------------------------
   Average Annual Total Return
       as of 12/31/02
---------------------------------
                          Since
                        Inception
             1 Year     (6/19/00)
---------------------------------
Investor      (24.88)%   (8.77)%
---------------------------------
Service       (25.55)%   (9.57)%
---------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Financial UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Financial UltraSector ProFund is measured against the Dow Jones U.S. Financial Index, an unmanaged index generally representative of the performance of the financial services economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Financial UltraSector                    Investments
             ProFund                            December 31, 2002

            Common Stocks (73.3%)
                                                   Shares   Value
                                                   ------ ----------
           ACE, Ltd...............................   320  $    9,389
           AFLAC, Inc.............................   540      16,265
           Allstate Corp..........................   660      24,413
           AMB Property Corp......................   380      10,397
           Ambac Financial Group, Inc.............   140       7,874
           American Express Co.................... 1,160      41,006
           American International Group, Inc...... 2,220     128,428
           Ameritrade Holding Corp.*..............   740       4,188
           AmSouth Bancorp........................   520       9,984
           Annaly Mortgage Management, Inc........   480       9,024
           AON Corp...............................   320       6,045
           Archstone-Smith Trust..................   420       9,887
           Bank of America Corp................... 1,420      98,789
           Bank of New York Co., Inc..............   740      17,730
           Bank One Corp.......................... 1,140      41,667
           BB&T Corp..............................   520      19,235
           Bear Stearns Cos., Inc.................   140       8,316
           Boston Properties, Inc.................   260       9,584
           Capital One Financial Corp.............   240       7,133
           Charter One Financial, Inc.............   340       9,768
           Chubb Corp.............................   200      10,440
           Cincinnati Financial Corp..............   200       7,510
           CIT Group, Inc.........................   300       5,880
           Citigroup, Inc......................... 4,940     173,838
           Comerica, Inc..........................   220       9,513
           Compass Bancshares, Inc................   280       8,756
           Countrywide Credit Industries, Inc.....   160       8,264
           Duke-Weeks Realty Corp.................   380       9,671
           Edwards (A.G.), Inc....................   180       5,933
           Equity Office Properties Trust.........   480      11,989
           Equity Residential Properties Trust....   420      10,324
           Fannie Mae.............................   980      63,043
           Federated Investors, Inc.--Class B.....   240       6,089
           Fidelity National Financial, Inc.......   180       5,909
           Fifth Third Bancorp....................   480      28,104
           First Tennessee National Corp..........   240       8,626
           Fleet Boston Financial Corp............ 1,040      25,272
           Franklin Resources, Inc................   200       6,816
           Freddie Mac............................   700      41,335
           General Growth Properties, Inc.........   180       9,360
           Golden West Financial Corp.............   180      12,926
           Goldman Sachs Group, Inc...............   240      16,344
           Hartford Financial Services Group, Inc.   280      12,720
           Household International, Inc...........   500      13,905
           Huntington Bancshares, Inc.............   520       9,729
           J.P. Morgan Chase & Co................. 1,960      47,040
           Jefferson-Pilot Corp...................   220       8,384
           John Hancock Financial Services, Inc...   380      10,602
           KeyCorp................................   520      13,073
           Legg Mason, Inc........................   140       6,796
           Lincoln National Corp..................   240       7,579

               Common Stocks, continued
                                                 Shares   Value
                                                 ------ ----------
              Loews Corp........................   200  $    8,892
              M&T Bank Corp.....................   140      11,109
              Macerich Co.......................   340      10,455
              Marsh & McLennan Cos., Inc........   540      24,953
              Marshall & Ilsley Corp............   340       9,309
              MBIA, Inc.........................   180       7,895
              MBNA Corp......................... 1,160      22,063
              Mellon Financial Corp.............   480      12,533
              Merrill Lynch & Co., Inc..........   820      31,119
              MetLife, Inc......................   320       8,653
              MGIC Investment Corp..............   140       5,782
              Morgan Stanley Dean Witter & Co...   980      39,122
              National City Corp................   660      18,031
              National Commerce Financial Corp..   380       9,063
              North Fork Bancorp, Inc...........   240       8,098
              Northern Trust Corp...............   240       8,412
              Pan Pacific Retail Properties.....   300      10,959
              People's Bank.....................   420      10,559
              Plum Creek Timber Co., Inc........   340       8,024
              PNC Financial Services Group......   320      13,408
              Popular, Inc......................   240       8,112
              Principal Financial Group, Inc....   360      10,847
              Progressive Corp..................   220      10,919
              Prologis Trust....................   400      10,060
              Providian Financial Corp.*........   520       3,375
              Prudential Financial, Inc.........   580      18,409
              Radian Group, Inc.................   160       5,944
              Regions Financial Corp............   340      11,342
              SAFECO Corp.......................   220       7,627
              Schwab (Charles) Corp............. 1,120      12,152
              SLM Corp..........................   160      16,618
              SouthTrust Corp...................   480      11,928
              Sovereign Bancorp, Inc............   560       7,868
              St. Paul Cos., Inc................   280       9,534
              State Street Corp.................   360      14,040
              Stilwell Financial, Inc...........   360       4,705
              SunTrust Banks, Inc...............   260      14,799
              Synovus Financial Corp............   380       7,372
              T. Rowe Price Group, Inc..........   240       6,547
              Travelers Property Casualty Corp.*   580       8,497
              U.S. Bancorp...................... 1,920      40,742
              Union Planters Corp...............   360      10,130
              UnumProvident Corp................   300       5,262
              Valley National Bancorp...........   340       8,966
              Wachovia Corp..................... 1,320      48,101
              Washington Mutual, Inc............   960      33,149
              Weingarten Realty Investors.......   260       9,584
              Wells Fargo & Co.................. 1,620      75,929
              XL Capital, Ltd.--Class A.........   160      12,360
                                                        ----------
              TOTAL COMMON STOCKS...............         1,828,249
                                                        ----------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Financial UltraSector                    Investments
             ProFund                            December 31, 2002

            Federal Home Loan Bank (25.4%)
                                                Principal
                                                 Amount     Value
                                                --------- ----------
           Federal Home Loan Bank,
            0.50%, 01/02/03.................... $633,000  $  632,982
                                                          ----------
           TOTAL FEDERAL HOME LOAN BANK........              632,982
                                                          ----------
           TOTAL INVESTMENTS
            (Cost $2,189,663)/(a)/--98.7%......            2,461,231
           Net other assets/(liabilities)--1.3%               32,211
                                                          ----------
           NET ASSETS--100.0%..................           $2,493,442
                                                          ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $3,851,236 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,661,573. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   273,543
                   Unrealized depreciation.....  (1,663,548)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,390,005)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $2,189,663)............ $  2,461,231
        Cash...............................................          907
        Dividends and interest receivable..................        5,303
        Receivable for capital shares issued...............       70,877
        Prepaid expenses...................................        5,687
                                                            ------------
         Total Assets......................................    2,544,005
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................        4,047
        Unrealized depreciation on swap contracts..........       33,519
        Advisory fees payable..............................        5,847
        Management services fees payable...................          440
        Administration fees payable........................          144
        Distribution and service fees payable--Service
         Class.............................................        1,737
        Other accrued expenses.............................        4,829
                                                            ------------
         Total Liabilities.................................       50,563
                                                            ------------
      Net Assets........................................... $  2,493,442
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 12,384,807
        Accumulated net investment income/(loss)...........      (12,466)
        Accumulated net realized gains/(losses) on
         investments and swap contracts....................  (10,116,948)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      238,049
                                                            ------------
      Net Assets........................................... $  2,493,442
                                                            ============
      Investor Class:
        Net Assets......................................... $  2,288,063
        Shares of Beneficial Interest Outstanding..........      144,458
        Net Asset Value (offering and redemption price per
         share)............................................ $      15.84
                                                            ============
      Service Class:
        Net Assets......................................... $    205,379
        Shares of Beneficial Interest Outstanding..........       13,247
        Net Asset Value (offering and redemption price per
         share)............................................ $      15.50
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    80,925
        Interest.............................................      20,055
                                                              -----------
         Total Investment Income.............................     100,980
                                                              -----------
      Expenses:
        Advisory fees........................................      36,842
        Management services fees.............................       7,368
        Administration fees..................................       2,601
        Distribution and service fees--Service Class.........       6,288
        Transfer agent fees..................................      17,983
        Registration and filing fees.........................      28,429
        Custody fees.........................................      19,343
        Fund accounting fees.................................       5,106
        Other fees...........................................      11,310
                                                              -----------
         Total Expenses before reductions....................     135,270
         Less Expenses reduced by the Investment
          Advisor............................................     (33,193)
                                                              -----------
         Net Expenses........................................     102,077
                                                              -----------
      Net Investment Income/(Loss)...........................      (1,097)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........    (390,185)
        Net realized gains/(losses) on swap contracts........    (604,062)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (345,631)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (1,339,878)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,340,975)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $      (1,097)    $      53,134
  Net realized gains/(losses) on investments and swap contracts..........................        (994,247)       (3,982,281)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        (345,631)         (163,885)
                                                                                            -------------     -------------
  Change in net assets resulting from operations.........................................      (1,340,975)       (4,093,032)
                                                                                            -------------     -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................          (1,499)               --
                                                                                            -------------     -------------
  Change in net assets resulting from distributions......................................          (1,499)               --
                                                                                            -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     120,417,998       109,187,789
   Service Class.........................................................................       9,466,781         6,807,805
  Dividends reinvested
   Investor Class........................................................................           1,463                --
  Cost of shares redeemed
   Investor Class........................................................................    (123,546,675)     (116,383,840)
   Service Class.........................................................................      (9,481,297)       (9,805,607)
                                                                                            -------------     -------------
  Change in net assets resulting from capital transactions...............................      (3,141,730)      (10,193,853)
                                                                                            -------------     -------------
  Change in net assets...................................................................      (4,484,204)      (14,286,885)
Net Assets:
  Beginning of year......................................................................       6,977,646        21,264,531
                                                                                            -------------     -------------
  End of year............................................................................   $   2,493,442     $   6,977,646
                                                                                            =============     =============
Share Transactions:
  Issued
   Investor Class........................................................................       6,420,455         4,851,879
   Service Class.........................................................................         502,866           295,743
  Reinvested
   Investor Class........................................................................              93                --
  Redeemed
   Investor Class........................................................................      (6,586,669)       (5,225,352)
   Service Class.........................................................................        (510,026)         (429,296)
                                                                                            -------------     -------------
  Change in shares.......................................................................        (173,281)         (507,026)
                                                                                            =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                            Investor Class
                                                                      ----------------------------------------------------
                                                                                                             For the period
                                                                           For the            For the       June 19, 2000/(a)/
                                                                         year ended         year ended           through
                                                                      December 31, 2002  December 31, 2001  December 31, 2000
                                                                      -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period.................................    $    21.10         $    25.39         $     20.00
                                                                         ----------         ----------         -----------
Investment Activities:
  Net investment income/(loss).......................................          0.03/(b)/          0.14/(b)/           0.15/(b)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................         (5.28)             (4.43)               5.24
                                                                         ----------         ----------         -----------
  Total income/(loss) from investment activities.....................         (5.25)             (4.29)               5.39
                                                                         ----------         ----------         -----------
Distributions to Shareholders From:
  Net investment income..............................................         (0.01)                --                  --
                                                                         ----------         ----------         -----------
Net Asset Value, End of Period.......................................    $    15.84         $    21.10         $     25.39
                                                                         ==========         ==========         ===========
Total Return.........................................................        (24.88)%           (16.90)%             26.95%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..............................................    $2,288,063         $6,552,736         $17,366,056
Ratio of expenses to average net assets..............................          1.95%              1.95%               1.87%/(d)/
Ratio of net investment income/(loss) to average net assets..........          0.15%              0.61%               1.23%/(d)/
Ratio of expenses to average net assets*.............................          2.65%              2.51%               2.25%/(d)/
Portfolio turnover/(e)/..............................................         2,267%             1,060%              2,277%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                            Service Class
                                                                      ---------------------------------------------------
                                                                                                             For the period
                                                                           For the            For the       June 19, 2000/(a)/
                                                                         year ended         year ended           through
                                                                      December 31, 2002  December 31, 2001  December 31, 2000
                                                                      -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period.................................     $  20.82           $  25.32          $    20.00
                                                                          --------           --------          ----------
Investment Activities:
  Net investment income/(loss).......................................        (0.21)/(b)/        (0.08)/(b)/        0.06/ (b)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................        (5.11)             (4.42)               5.26
                                                                          --------           --------          ----------
  Total income/(loss) from investment activities.....................        (5.32)             (4.50)               5.32
                                                                          --------           --------          ----------
Net Asset Value, End of Period.......................................     $  15.50           $  20.82          $    25.32
                                                                          ========           ========          ==========
Total Return.........................................................       (25.55)%           (17.77)%             26.60%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..............................................     $205,379           $424,910          $3,898,475
Ratio of expenses to average net assets..............................         2.89%              2.95%               2.95%/(d)/
Ratio of net investment income/(loss) to average net assets..........        (1.11)%            (0.37)%              0.45%/(d)/
Ratio of expenses to average net assets*.............................         3.40%              3.51%               3.34%/(d)/
Portfolio turnover/(e)/..............................................        2,267%             1,060%              2,277%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                        Healthcare UltraSector ProFund

   For the year ended December 31, 2002, the Healthcare UltraSector ProFund had a NAV total return of -35.41%* for Investor Class shares, compared to a return of -21.85% for the unmanaged Dow Jones U.S. Healthcare Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Index. The Dow Jones U.S. Healthcare Index is an unmanaged index, which measures the performance of the healthcare economic sector of the U.S. equity market.

   For the fiscal year, the Healthcare UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Healthcare Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Healthcare Index or any of the companies included in the Dow Jones U.S. Healthcare Index.

                                     [GRAPH]


Value of a $10,000 Investment

        Healthcare - Investor  Healthcare - Service   Dow Jones U.S. Healthcare
        ---------------------  --------------------   -------------------------
6/19/00        $10,000                 $10,000                $10,000
6/00            10,470                  10,465                 10,343
9/00            10,375                  10,350                 10,424
12/00           11,335                  11,280                 11,256
3/01             8,380                   8,305                  9,337
6/01             8,525                   8,440                  9,523
9/01             8,370                   8,270                  9,470
12/01            8,585                   8,465                  9,711
3/02             8,260                   8,125                  9,525
6/02             6,115                   6,005                  7,922
9/02             5,305                   5,190                  7,296
12/02            5,545                   5,405                  7,590

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year               (6/19/00)
-----------------------------------------------
Investor       (35.41)%              (20.76)%
-----------------------------------------------
Service        (36.15)%              (21.56)%
-----------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the Healthcare UltraSector ProFund from 6/19/00 to 12/31/02.

   The performance of the Healthcare UltraSector ProFund is measured against the Dow Jones U.S. Healthcare Index, an unmanaged index generally representative of the performance of the healthcare economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Healthcare UltraSector                   Investments
             ProFund                            December 31, 2002


           Common Stocks (74.8%)
                                                    Shares   Value
                                                    ------ ----------
          Abbott Laboratories...................... 1,890  $   75,600
          Accredo Health, Inc.*....................    84       2,961
          AdvancePCS*..............................   126       2,798
          Aetna, Inc...............................   189       7,772
          Affymetrix, Inc.*........................    84       1,923
          Alcon, Inc.*.............................   105       4,142
          Allergan, Inc............................   168       9,680
          Amgen, Inc.*............................. 1,512      73,090
          Amylin Pharmaceuticals, Inc.*............   126       2,034
          Andrx Group*.............................   126       1,848
          Anthem, Inc.*............................   189      11,888
          Apogent Technologies, Inc.*..............   189       3,931
          Applera Corp.--Applied Biosystems Group..   315       5,525
          Bard (C.R.), Inc.........................    84       4,872
          Barr Laboratories, Inc.*.................    42       2,734
          Bausch & Lomb, Inc.......................    84       3,024
          Baxter International, Inc................   777      21,756
          Beckman Coulter, Inc.....................   105       3,100
          Becton, Dickinson & Co...................   336      10,312
          Biogen, Inc.*............................   210       8,413
          Biomet, Inc..............................   336       9,630
          Boston Scientific Corp.*.................   378      16,073
          Bristol-Myers Squibb Co.................. 2,499      57,852
          Caremark Rx, Inc.*.......................   357       5,801
          Celgene Corp.*...........................   126       2,705
          Cephalon, Inc.*..........................    84       4,088
          Charles River Laboratories International,
           Inc.*...................................    84       3,232
          Chiron Corp.*............................   147       5,527
          CIGNA Corp...............................   189       7,772
          Covance, Inc.*...........................   105       2,582
          CYTYC Corp.*.............................   210       2,142
          DaVita, Inc.*............................   105       2,590
          DENTSPLY International, Inc..............   105       3,906
          Edwards Lifesciences Corp.*..............   126       3,209
          Eli Lilly & Co........................... 1,239      78,677
          Express Scripts, Inc.--Class A*..........    84       4,035
          First Health Group Corp.*................   147       3,579
          Forest Laboratories, Inc.*...............   231      22,689
          Genentech, Inc.*.........................   294       9,749
          Genzyme Corp.--General Division*.........   294       8,694
          Gilead Sciences, Inc.*...................   273       9,282
          Guidant Corp.*...........................   399      12,309
          HCA, Inc.................................   609      25,274
          Health Management Associates, Inc.--
           Class A.................................   336       6,014
          Health Net, Inc.*........................   189       4,990
          Healthsouth Corp.*.......................   630       2,646
          Henry Schein, Inc.*......................    63       2,835
          Hillenbrand Industries, Inc..............    84       4,058
          Human Genome Sciences, Inc.*.............   210       1,850
          Humana, Inc.*............................   252       2,520

           Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
          ICN Pharmaceuticals, Inc.................   168  $    1,833
          ICOS Corp.*..............................   105       2,458
          IDEC Pharmaceuticals Corp.*..............   210       6,966
          ImClone Systems, Inc.*...................   126       1,338
          InterMune, Inc.*.........................    63       1,607
          Invitrogen Corp.*........................    84       2,628
          IVAX Corp.*..............................   273       3,311
          Johnson & Johnson........................ 3,801     204,151
          King Pharmaceuticals, Inc.*..............   315       5,415
          Laboratory Corp. of America Holdings*....   210       4,880
          Lincare Holdings, Inc.*..................   147       4,648
          Manor Care, Inc.*........................   168       3,126
          Medicis Pharmaceutical Corp.*............    42       2,086
          MedImmune, Inc.*.........................   336       9,129
          Medtronic, Inc........................... 1,554      70,862
          Merck & Co., Inc......................... 2,877     162,867
          Mid Atlantic Medical Services, Inc.*.....    84       2,722
          Millennium Pharmaceuticals, Inc.*........   420       3,335
          Monsanto Co..............................   378       7,277
          Mylan Laboratories, Inc..................   168       5,863
          Neurocrine Biosciences, Inc.*............    63       2,877
          NPS Pharmaceuticals, Inc.*...............    63       1,586
          Omnicare, Inc............................   147       3,503
          OSI Pharmaceuticals, Inc.*...............    84       1,378
          Oxford Health Plans, Inc.*...............   126       4,593
          Patterson Dental Co.*....................   105       4,593
          Pfizer, Inc.............................. 7,917     242,023
          Pharmaceutical Product Development, Inc.*    84       2,459
          Pharmacia Corp........................... 1,659      69,346
          Quest Diagnostics, Inc.*.................   105       5,975
          Quintiles Transnational Corp.*...........   231       2,795
          Schering-Plough Corp..................... 1,890      41,958
          Scios, Inc.*.............................    84       2,737
          Sepracor, Inc.*..........................   168       1,625
          SICOR, Inc.*.............................   147       2,330
          St. Jude Medical, Inc.*..................   231       9,175
          STERIS Corp.*............................   105       2,546
          Stryker Corp.............................   189      12,686
          Taro Pharmaceutical Industries, Ltd.*....    63       2,369
          Techne Corp.*............................    84       2,400
          Tenet Healthcare Corp.*..................   651      10,676
          Triad Hospitals, Inc.*...................   105       3,132
          UnitedHealth Group, Inc..................   399      33,317
          Universal Health Services, Inc.--
           Class B*................................    84       3,788
          Varian Medical Systems, Inc.*............   105       5,208
          Vertex Pharmaceuticals, Inc.*............   147       2,330
          Watson Pharmaceuticals, Inc.*............   168       4,749
          Wellpoint Health Networks, Inc.*.........   189      13,449
          Wyeth.................................... 1,701      63,617
          Zimmer Holdings, Inc.*...................   252      10,463
                                                           ----------
          TOTAL COMMON STOCKS......................         1,659,898
                                                           ----------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Healthcare UltraSector                   Investments
             ProFund                            December 31, 2002

           Federal Home Loan Bank (25.8%)
                                                 Principal
                                                  Amount      Value
                                                 --------- ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03...................... $572,000  $  571,984
                                                           ----------
          TOTAL FEDERAL HOME LOAN BANK..........              571,984
                                                           ----------
          TOTAL INVESTMENTS
           (Cost $2,061,246)/(a)/--100.6%.......            2,231,882
          Net other assets/(liabilities)--(0.6)%              (14,358)
                                                           ----------
          NET ASSETS--100.0%....................           $2,217,524
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $2,421,831 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $360,585. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                    Unrealized appreciation..... $ 176,970
                    Unrealized depreciation.....  (366,919)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(189,949)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $2,061,246)............ $ 2,231,882
         Cash...............................................       1,615
         Dividends and interest receivable..................       2,278
         Receivable for capital shares issued...............      19,078
         Receivable from Investment Advisor.................       1,746
         Prepaid expenses...................................      12,318
                                                             -----------
          Total Assets......................................   2,268,917
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................      18,521
         Unrealized depreciation on swap contracts..........      29,015
         Administration fees payable........................          96
         Distribution and service fees payable--
          Service Class.....................................         109
         Other accrued expenses.............................       3,652
                                                             -----------
          Total Liabilities.................................      51,393
                                                             -----------
       Net Assets........................................... $ 2,217,524
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 9,527,125
         Accumulated net investment income/(loss)...........      (1,235)
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (7,449,987)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................     141,621
                                                             -----------
       Net Assets........................................... $ 2,217,524
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 2,112,735
         Shares of Beneficial Interest Outstanding..........     190,565
         Net Asset Value (offering and redemption price per
          share)............................................ $     11.09
                                                             ===========
       Service Class:
         Net Assets......................................... $   104,789
         Shares of Beneficial Interest Outstanding..........       9,695
         Net Asset Value (offering and redemption price per
          share)............................................ $     10.81
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    29,336
        Interest.............................................      14,203
                                                              -----------
         Total Investment Income.............................      43,539
                                                              -----------
      Expenses:
        Advisory fees........................................      24,272
        Management services fees.............................       4,854
        Administration fees..................................       1,723
        Distribution and service fees--Service Class.........       1,834
        Transfer agent fees..................................      23,494
        Registration and filing fees.........................      28,751
        Custody fees.........................................      13,401
        Fund accounting fees.................................       3,400
        Other fees...........................................       5,133
                                                              -----------
         Total Expenses before reductions....................     106,862
         Less Expenses reduced by the Investment
          Advisor............................................     (42,551)
                                                              -----------
         Net Expenses........................................      64,311
                                                              -----------
      Net Investment Income/(Loss)...........................     (20,772)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (2,248,993)
        Net realized gains/(losses) on swap contracts........  (2,392,521)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (219,611)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (4,861,125)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,881,897)
                                                              ===========


              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (20,772)     $    (24,457)
  Net realized gains/(losses) on investments and swap contracts..........................     (4,641,514)       (2,116,129)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.       (219,611)          (61,847)
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (4,881,897)       (2,202,433)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     91,675,368        80,248,109
   Service Class.........................................................................      4,234,990         2,649,909
  Cost of shares redeemed
   Investor Class........................................................................    (95,374,466)      (74,233,020)
   Service Class.........................................................................     (4,488,246)       (3,509,498)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................     (3,952,354)        5,155,500
                                                                                            ------------      ------------
  Change in net assets...................................................................     (8,834,251)        2,953,067
Net Assets:
  Beginning of year......................................................................     11,051,775         8,098,708
                                                                                            ------------      ------------
  End of year............................................................................   $  2,217,524      $ 11,051,775
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      7,244,926         4,538,730
   Service Class.........................................................................        330,968           147,590
  Redeemed
   Investor Class........................................................................     (7,670,581)       (4,207,707)
   Service Class.........................................................................       (348,938)         (192,272)
                                                                                            ------------      ------------
  Change in shares.......................................................................       (443,625)          286,341
                                                                                            ============      ============

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                                     Investor Class
                                              ------------------------------------------------------
                                                                                        For the period
                                                   For the             For the         June 19, 2000/(a)/
                                                 year ended          year ended             through
                                              December 31, 2002   December 31, 2001    December 31, 2000
                                              -----------------   -----------------    -----------------
Net Asset Value, Beginning of Period.........    $    17.17          $     22.67          $    20.00
                                                 ----------          -----------          ----------
Investment Activities:
 Net investment income/(loss)................         (0.07)/(b)/          (0.07)/(b)/          0.04/(b)/
 Net realized and unrealized gains/(losses)
   on investments and swap contracts.........         (6.01)               (5.43)               2.63
                                                 ----------          -----------          ----------
 Total income/(loss) from investment
   activities................................         (6.08)               (5.50)               2.67
                                                 ----------          -----------          ----------
Net Asset Value, End of Period...............    $    11.09          $     17.17          $    22.67
                                                 ==========          ===========          ==========
Total Return.................................        (35.41)%             (24.26)%             13.35%/(c)/
Ratios/Supplemental Data:
Net assets, end of year......................    $2,112,735          $10,583,316          $6,466,590
Ratio of expenses to average net assets......          1.95%                1.95%               1.86%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................         (0.59)%              (0.40)%              0.34%/(d)/
Ratio of expenses to average net assets*.....          3.23%                2.58%               2.25%/(d)/
Portfolio turnover/(e)/......................         1,884%               1,143%              1,011%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                         Service Class
                                                                  ----------------------------------------------------
                                                                                                          For the period
                                                                       For the            For the       June 19, 2000/(a)
                                                                     year ended         year ended           /through
                                                                  December 31, 2002  December 31, 2001  December 31, 2000
                                                                  -----------------  -----------------  ------------------
Net Asset Value, Beginning of Period.............................     $  16.93           $  22.56           $    20.00
                                                                      --------           --------           ----------
Investment Activities:
 Net investment income/(loss)....................................        (0.20)/(b)/        (0.18)/(b)/          (0.11)/(b)/
 Net realized and unrealized gains/(losses) on investments and
   swap contracts................................................        (5.92)             (5.45)                2.67
                                                                      --------           --------           ----------
 Total income/(loss) from investment activities..................        (6.12)             (5.63)                2.56
                                                                      --------           --------           ----------
Net Asset Value, End of Period...................................     $  10.81           $  16.93           $    22.56
                                                                      ========           ========           ==========
Total Return.....................................................       (36.15)%           (24.96)%              12.80%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..........................................     $104,789           $468,459           $1,632,118
Ratio of expenses to average net assets..........................         2.95%              2.95%                2.95%/(d)/
Ratio of net investment income/(loss) to average net assets......        (1.52)%            (1.02)%              (0.94)%/(d)/
Ratio of expenses to average net assets*.........................         4.83%              3.58%                3.34%/(d)/
Portfolio turnover/(e)/..........................................        1,884%             1,143%               1,011%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                         Internet UltraSector ProFund

   For the year ended December 31, 2002, the Internet UltraSector ProFund had a NAV total return of -58.27%* for Investor Class shares, compared to a return of -38.89% for the unmanaged Dow Jones Composite Internet Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index. The Dow Jones Composite Internet Index is an unmanaged index, which measures the performance of the internet sector of the U.S. equity market.

   For the fiscal year, the Internet UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones Composite Internet Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones Composite Internet Index or any of the companies included in the Dow Jones Composite Internet Index.

                                    [CHART]
Value of a $10,000 Investment
                                                                Dow Jones
          Internet - Investor     Internet - Service       Composite Internet
          -------------------     ------------------     -----------------------
6/19/00         $10,000                $10,000                   $10,000
6/00              9,830                  9,830                     9,952
9/00              9,445                  9,435                     9,909
12/00             2,720                  2,705                     4,714
3/01                910                    905                     2,407
6/01              1,104                  1,077                     2,913
9/01                331                    322                     1,344
12/01               643                    624                     2,151
3/02                497                    480                     1,849
6/02                264                    255                     1,238
9/02                165                    160                       934
12/02               268                    259                     1,316


---------------------------------
   Average Annual Total Return
        as of 12/31/02
---------------------------------
                         Since
                       Inception
           1 Year      (6/19/00)
---------------------------------
Investor    (58.27)%     (76.01)%
---------------------------------
Service     (58.47)%     (76.35)%
---------------------------------




* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Internet UltraSector ProFund is measured against the Dow Jones Composite Internet Index, an unmanaged index generally representative of the performance of the internet sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Internet UltraSector                     Investments
             ProFund                            December 31, 2002

            Common Stocks (75.2%)
                                                    Shares   Value
                                                    ------ ----------
           Agile Software Corp.*...................  4,770 $   36,920
           Akamai Technologies, Inc.*.............. 10,017     17,329
           Amazon.com, Inc.*....................... 21,465    405,474
           Ameritrade Holding Corp.--Class A*...... 42,135    238,484
           Ariba, Inc.*............................ 23,691     58,754
           BEA Systems, Inc.*...................... 37,524    430,400
           Check Point Software Technologies, Ltd.* 17,172    222,721
           CheckFree Holdings Corp.*...............  6,678    106,855
           CMGI, Inc.*............................. 35,775     35,095
           CNET Networks, Inc.*.................... 12,561     34,040
           Commerce One, Inc.*.....................  2,226      6,122
           Digital Insight Corp.*..................  2,703     23,489
           DoubleClick, Inc.*...................... 12,402     70,195
           E*TRADE Group, Inc.*.................... 35,298    171,548
           EarthLink, Inc.*........................ 12,402     67,591
           eBay, Inc.*.............................  6,837    463,684
           eToys, Inc. (a)*........................    494          0
           Expedia, Inc.--Class A*.................  2,226    148,987
           FreeMarkets, Inc.*......................  3,816     24,571
           Hotels.com*.............................    636     34,745
           I2 Technologies, Inc.*.................. 29,415     33,827
           Infospace, Inc.*........................  2,226     18,807
           Inktomi Corp.*.......................... 14,151     22,642
           Internet Security Systems, Inc.*........  4,293     78,691
           Interwoven, Inc.*.......................  9,858     25,631
           LendingTree, Inc.*......................  2,226     28,671
           Macromedia, Inc.*.......................  5,883     62,654
           Overture Services, Inc.*................  4,929    134,611
           priceline.com, Inc.*....................  9,222     14,755
           RealNetworks, Inc.*..................... 10,176     38,771
           Siebel Systems, Inc.*................... 42,294    316,359
           Tibco Software, Inc.*...................  7,950     49,131
           Ticketmaster Online-CitySearch, Inc.*...  2,544     53,984
           TMP Worldwide, Inc.*....................  8,268     93,511
           United Online, Inc.*....................  2,703     43,089
           VeriSign, Inc.*......................... 21,147    169,599
           Vignette Corp.*......................... 24,327     29,849
           WebMD Corp.*............................ 28,938    247,420
           webMethods, Inc.*.......................  4,770     39,209
           Websense, Inc.*.........................  2,067     44,153
           Yahoo!, Inc.*........................... 28,143    460,138
                                                           ----------
           TOTAL COMMON STOCKS.....................         4,602,506
                                                           ----------

          Federal Home Loan Bank (30.8%)
                                                Principal
                                                 Amount       Value
                                                ---------- ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $1,885,000 $1,884,948
                                                           ----------
         TOTAL FEDERAL HOME LOAN BANK..........             1,884,948
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $5,372,431)/(a)/--106.0%.......             6,487,454
         Net other assets/(liabilities)--(6.0)%              (365,386)
                                                           ----------
         NET ASSETS--100.0%....................            $6,122,068
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $8,894,325 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $3,521,894. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $ 1,117,326
                   Unrealized depreciation.....  (3,524,197)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(2,406,871)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

          Statement of Assets and Liabilities
                                                     December 31, 2002
         Assets:
           Investments, at value (cost $5,372,431)....... $  6,487,454
           Cash..........................................       15,216
           Receivable for investments sold...............      173,533
           Receivable for capital shares issued..........       64,587
           Prepaid expenses..............................       23,445
                                                          ------------
            Total Assets.................................    6,764,235
                                                          ------------
         Liabilities:
           Payable for capital shares redeemed...........      274,862
           Unrealized depreciation on swap contracts.....      349,317
           Advisory fees payable.........................        7,470
           Administration fees payable...................          527
           Distribution and service fees payable--
            Service Class................................        1,492
           Other accrued expenses........................        8,499
                                                          ------------
            Total Liabilities............................      642,167
                                                          ------------
         Net Assets...................................... $  6,122,068
                                                          ============
         Net Assets consist of:
           Capital....................................... $ 15,628,811
           Accumulated net investment income/(loss)......      (97,897)
           Accumulated net realized gains/(losses) on
            investments and swap contracts...............  (10,174,552)
           Net unrealized appreciation/(depreciation) on
            investments and swap contracts...............      765,706
                                                          ------------
         Net Assets...................................... $  6,122,068
                                                          ============
         Investor Class:
           Net Assets.................................... $  5,357,079
           Shares of Beneficial Interest Outstanding.....      199,617
           Net Asset Value (offering and redemption
            price per share)............................. $      26.84
                                                          ============
         Service Class:
           Net Assets.................................... $    764,989
           Shares of Beneficial Interest Outstanding.....       29,535
           Net Asset Value (offering and redemption
            price per share)............................. $      25.90
                                                          ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Interest............................................. $    30,032
                                                              -----------
      Expenses:
        Advisory fees........................................      55,066
        Management services fees.............................      11,013
        Administration fees..................................       3,789
        Distribution and service fees--Service Class.........       4,599
        Transfer agent fees..................................      23,440
        Registration and filing fees.........................      41,592
        Custody fees.........................................      11,235
        Fund accounting fees.................................       7,344
        Other fees...........................................       9,862
                                                              -----------
         Total Expenses before reductions....................     167,940
         Less Expenses reduced by the Investment
          Advisor............................................     (20,620)
                                                              -----------
         Net Expenses........................................     147,320
                                                              -----------
      Net Investment Income/(Loss)...........................    (117,288)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (2,697,680)
        Net realized gains/(losses) on swap contracts........  (2,553,057)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (207,205)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (5,457,942)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,575,230)
                                                              ===========


              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (117,288)    $    (34,183)
  Net realized gains/(losses) on investments and swap contracts..........................      (5,250,737)      (2,878,683)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        (207,205)       1,180,030
                                                                                            -------------     ------------
  Change in net assets resulting from operations.........................................      (5,575,230)      (1,732,836)
                                                                                            -------------     ------------
Capital Transactions:
  Proceeds from shares issued............................................................
   Investor Class........................................................................     165,440,323       59,699,125
   Service Class.........................................................................      16,092,098        8,132,415
  Cost of shares redeemed................................................................
   Investor Class........................................................................    (161,689,980)     (52,259,649)
   Service Class.........................................................................     (15,708,961)      (7,174,352)
                                                                                            -------------     ------------
  Change in net assets resulting from capital transactions...............................       4,133,480        8,397,539
                                                                                            -------------     ------------
  Change in net assets...................................................................      (1,441,750)       6,664,703
Net Assets:
  Beginning of year......................................................................       7,563,818          899,115
                                                                                            -------------     ------------
  End of year............................................................................   $   6,122,068     $  7,563,818
                                                                                            =============     ============
Share Transactions:
  Issued
   Investor Class........................................................................       5,990,682        5,698,192
   Service Class.........................................................................         551,692          479,638
  Redeemed
   Investor Class........................................................................      (5,892,890)      (5,728,368)
   Service Class.........................................................................        (538,418)        (496,783)
                                                                                            -------------     ------------
  Change in shares.......................................................................         111,066          (47,321)
                                                                                            =============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                          Investor Class/(a)/
                                                                      ---------------------------------------

                                                                           For the             For the
                                                                         year ended          year ended
                                                                      December 31, 2002   December 31, 2001
                                                                      -----------------   -----------------
Net Asset Value, Beginning of Period.................................    $    64.32          $   272.00
                                                                         ----------          ----------
Investment Activities:
  Net investment income/(loss).......................................         (0.46)/(c)/         (0.85)/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................        (37.02)            (206.83)
                                                                         ----------          ----------
  Total income/(loss) from investment activities.....................        (37.48)            (207.68)
                                                                         ----------          ----------
Net Asset Value, End of Period.......................................    $    26.84          $    64.32
                                                                         ==========          ==========
Total Return.........................................................        (58.27)%            (76.35)%
Ratios/Supplemental Data:
Net assets, end of year..............................................    $5,357,079          $6,549,625
Ratio of expenses to average net assets..............................          1.95%               1.95%
Ratio of net investment income/(loss) to average net assets..........         (1.54)%             (1.13)%
Ratio of expenses to average net assets*.............................          2.24%               3.59%
Portfolio turnover/(f)/..............................................         1,867%              1,742%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                                       For the period
                                                                      June 19, 2000/(b)/
                                                                           through
                                                                      December 31, 2000
                                                                      -----------------
Net Asset Value, Beginning of Period.................................     $1,000.00
                                                                          ---------
Investment Activities:
  Net investment income/(loss).......................................          2.00/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................       (730.00)
                                                                          ---------
  Total income/(loss) from investment activities.....................       (728.00)
                                                                          ---------
Net Asset Value, End of Period.......................................     $  272.00
                                                                          =========
Total Return.........................................................        (72.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..............................................     $ 718,432
Ratio of expenses to average net assets..............................          1.59%/(e)/
Ratio of net investment income/(loss) to average net assets..........          0.46%/(e)/
Ratio of expenses to average net assets*.............................          3.99%/(e)/
Portfolio turnover/(f)/..............................................         2,401%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
     Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                          Service Class/(a)/
                                                                      ----------------------------------------------------
                                                                                                              For the period
                                                                           For the            For the        June 19, 2000/(b)/
                                                                         year ended         year ended            through
                                                                      December 31, 2002  December 31, 2001   December 31, 2000
                                                                      -----------------  -----------------   -----------------
Net Asset Value, Beginning of Period.................................     $  62.37          $   270.50           $1,000.00
                                                                          --------          ----------           ---------
Investment Activities:
  Net investment income/(loss).......................................        (0.80)/(c)/         (1.53)/(c)/         (2.50)/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................       (35.67)            (206.60)            (727.00)
                                                                          --------          ----------           ---------
  Total income/(loss) from investment activities.....................       (36.47)            (208.13)            (729.50)
                                                                          --------          ----------           ---------
Net Asset Value, End of Period.......................................     $  25.90          $    62.37           $  270.50
                                                                          ========          ==========           =========
Total Return.........................................................       (58.47)%            (76.94)%            (72.95)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..............................................     $764,989          $1,014,193           $ 180,683
Ratio of expenses to average net assets..............................         2.90%               2.95%               2.79%/(e)/
Ratio of net investment income/(loss) to average net assets..........        (2.47)%             (2.24)%             (0.63)%/(e)/
Ratio of expenses to average net assets*.............................         3.04%               4.59%               5.20%/(e)/
Portfolio turnover/(f)/..............................................        1,867%              1,742%              2,401%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
     Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                      Pharmaceuticals UltraSector ProFund

   For the year ended December 31, 2002, the Pharmaceuticals UltraSector ProFund had a NAV total return of -34.89%* for Investor Class shares, compared to a return of -21.84% for the unmanaged Dow Jones U.S. Pharmaceuticals Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. The Dow Jones U.S. Pharmaceuticals Index is an unmanaged index, which measures the performance of the pharmaceuticals economic sector of the U.S. equity market.

   For the fiscal year, the Pharmaceuticals UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Pharmaceuticals Index or any of the companies included in the Dow Jones U.S. Pharmaceuticals Index.

                                    [CHART]

Value of a $10,000 Investment

       Pharmaceuticals       Pharmaceuticals         Dow Jones U.S.
         - Investor             - Service           Pharmaceuticals
       ---------------       ---------------        ---------------
6/28/00     $10,000              $10,000                $10,000
6/00         10,650               10,650                 10,418
9/00          9,980                9,970                  9,992
12/00        11,615               11,565                 11,211
3/01          8,425                8,370                  9,298
6/01          8,245                8,150                  9,087
9/01          8,455                8,350                  9,317
12/01         8,270                8,145                  9,241
3/02          7,960                7,825                  9,064
6/02          5,755                5,645                  7,399
9/02          4,830                4,730                  6,689
12/02         5,385                5,270                  7,222

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year               (6/28/00)
-----------------------------------------------
Investor      (34.89)%               (21.86)%
-----------------------------------------------
Service       (35.30)%               (22.53)%
-----------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from 6/28/00 to 12/31/02.

    The performance of the Pharmaceuticals UltraSector ProFund is measured against the Dow Jones U.S. Pharmaceuticals Sector Index, an unmanaged index generally representative of the performance of the pharmaceuticals economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Pharmaceuticals                          Investments
             UltraSector ProFund                December 31, 2002

             Common Stocks (76.0%)
                                                  Shares   Value
                                                  ------ ----------
            Allergan, Inc........................    338 $   19,476
            Alpharma, Inc........................     78        929
            Andrx Group*.........................    182      2,670
            Barr Laboratories, Inc.*.............     78      5,077
            Bristol-Myers Squibb Co..............  4,888    113,157
            Cephalon, Inc.*......................    130      6,327
            Eli Lilly & Co.......................  2,418    153,543
            Forest Laboratories, Inc.*...........    442     43,413
            ICN Pharmaceuticals, Inc.............    208      2,269
            Inhale Therapeutic Systems, Inc.*....    130      1,050
            IVAX Corp.*..........................    416      5,046
            Johnson & Johnson....................  7,514    403,577
            King Pharmaceuticals, Inc.*..........    546      9,386
            Medicis Pharmaceutical Corp.*........     78      3,874
            Merck & Co., Inc.....................  5,694    322,337
            Mylan Laboratories, Inc..............    312     10,889
            Noven Pharmaceuticals, Inc.*.........     52        480
            NPS Pharmaceuticals, Inc.*...........     78      1,963
            Perrigo Co.*.........................    156      1,895
            Pfizer, Inc.......................... 15,600    476,893
            Pharmacia Corp.......................  3,276    136,937
            PRAECIS Pharmaceuticals, Inc.*.......    130        423
            SangStat Medical Corp.*..............     78        881
            Schering-Plough Corp.................  3,718     82,540
            Sepracor, Inc.*......................    208      2,011
            SICOR, Inc.*.........................    208      3,297
            SuperGen, Inc.*......................     78        283
            Taro Pharmaceutical Industries, Ltd.*     78      2,933
            Tularik, Inc.*.......................    104        776
            Watson Pharmaceuticals, Inc.*........    260      7,350
            Wyeth................................  3,354    125,440
                                                         ----------
            TOTAL COMMON STOCKS..................         1,947,122
                                                         ----------

           Federal Home Loan Bank (24.7%)
                                                 Principal
                                                  Amount      Value
                                                 --------- ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03...................... $633,000  $  632,982
                                                           ----------
          TOTAL FEDERAL HOME LOAN BANK..........              632,982
                                                           ----------
          TOTAL INVESTMENTS
           (Cost $2,298,001)/(a)/--100.7%.......            2,580,104
          Net other assets/(liabilities)--(0.7)%              (17,333)
                                                           ----------
          NET ASSETS--100.0%....................           $2,562,771
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $3,064,113 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $766,112. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                    Unrealized appreciation..... $ 282,596
                    Unrealized depreciation.....  (766,605)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(484,009)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $2,298,001)............ $ 2,580,104
         Cash...............................................         183
         Dividends and interest receivable..................       3,406
         Receivable for capital shares issued...............      74,528
         Receivable from Investment Advisor.................         567
         Prepaid expenses...................................       6,269
                                                             -----------
          Total Assets......................................   2,665,057
                                                             -----------
       Liabilities:
         Payable for investments purchased..................      74,908
         Payable for capital shares redeemed................       4,176
         Unrealized depreciation on swap contracts..........      18,561
         Administration fees payable........................         123
         Distribution and service fees payable--
          Service Class.....................................         126
         Other accrued expenses.............................       4,392
                                                             -----------
          Total Liabilities.................................     102,286
                                                             -----------
       Net Assets........................................... $ 2,562,771
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 8,184,389
         Accumulated net investment income/(loss)...........       7,262
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (5,892,422)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................     263,542
                                                             -----------
       Net Assets........................................... $ 2,562,771
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 2,341,892
         Shares of Beneficial Interest Outstanding..........     217,380
         Net Asset Value (offering and redemption price per
          share)............................................ $     10.77
                                                             ===========
       Service Class:
         Net Assets......................................... $   220,879
         Shares of Beneficial Interest Outstanding..........      20,957
         Net Asset Value (offering and redemption price per
          share)............................................ $     10.54
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    49,781
        Interest.............................................      14,238
                                                              -----------
         Total Investment Income.............................      64,019
                                                              -----------
      Expenses:
        Advisory fees........................................      26,178
        Management services fees.............................       5,236
        Administration fees..................................       1,835
        Distribution and service fees--Service Class.........       3,107
        Transfer agent fees..................................      29,483
        Registration and filing fees.........................      27,870
        Custody fees.........................................       7,735
        Fund accounting fees.................................       3,324
        Other fees...........................................       4,653
                                                              -----------
         Total Expenses before reductions....................     109,421
         Less Expenses reduced by the Investment
          Advisor............................................     (38,251)
                                                              -----------
         Net Expenses........................................      71,170
                                                              -----------
      Net Investment Income/(Loss)...........................      (7,151)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........    (859,509)
        Net realized gains/(losses) on swap contracts........    (732,242)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................     383,241
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (1,208,510)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,215,661)
                                                              ===========


              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $      (7,151)    $    (22,671)
  Net realized gains/(losses) on investments and swap contracts..........................      (1,591,751)      (2,432,763)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         383,241         (575,838)
                                                                                            -------------     ------------
  Change in net assets resulting from operations.........................................      (1,215,661)      (3,031,272)
                                                                                            -------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     105,655,695       85,777,818
   Service Class.........................................................................       8,380,407        6,284,939
  Cost of shares redeemed
   Investor Class........................................................................    (117,476,468)     (71,813,848)
   Service Class.........................................................................      (8,510,598)     (10,658,254)
                                                                                            -------------     ------------
  Change in net assets resulting from capital transactions...............................     (11,950,964)       9,590,655
                                                                                            -------------     ------------
  Change in net assets...................................................................     (13,166,625)       6,559,383
Net Assets:
  Beginning of year......................................................................      15,729,396        9,170,013
                                                                                            -------------     ------------
  End of year............................................................................   $   2,562,771     $ 15,729,396
                                                                                            =============     ============
Share Transactions:
  Issued
   Investor Class........................................................................       8,828,241        4,877,078
   Service Class.........................................................................         668,189          350,064
  Redeemed
   Investor Class........................................................................      (9,535,288)      (4,102,023)
   Service Class.........................................................................        (674,232)        (569,459)
                                                                                            -------------     ------------
  Change in shares.......................................................................        (713,090)         555,660
                                                                                            =============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                    Investor Class
                                                             ------------------------------------------------------
                                                                                                       For the period
                                                                  For the             For the         June 28, 2000/(a)/
                                                                year ended          year ended             through
                                                             December 31, 2002   December 31, 2001    December 31, 2000
                                                             -----------------   -----------------    -----------------
Net Asset Value, Beginning of Period........................    $    16.54          $     23.23          $    20.00
                                                                ----------          -----------          ----------
Investment Activities:
 Net investment income/(loss)...............................         (0.02)/(b)/          (0.07)/(b)/          0.13/(b)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................         (5.75)               (6.62)               3.10
                                                                ----------          -----------          ----------
 Total income/(loss) from investment activities.............         (5.77)               (6.69)               3.23
                                                                ----------          -----------          ----------
Net Asset Value, End of Period..............................    $    10.77          $     16.54          $    23.23
                                                                ==========          ===========          ==========
Total Return................................................        (34.89)%             (28.80)%             16.15%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $2,341,892          $15,289,526          $3,469,659
Ratio of expenses to average net assets.....................          1.95%                1.95%               1.93%/(d)/
Ratio of net investment income/(loss) to average net assets.         (0.18)%              (0.38)%              1.27%/(d)/
Ratio of expenses to average net assets*....................          3.11%                2.33%               2.55%/(d)/
Portfolio turnover/(e)/.....................................         2,548%               1,469%              1,486%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund


 Financial Highlights (continued)
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                                    Service Class
                                              ---------------------------------------------------
                                                                                     For the period
                                                   For the            For the       June 28, 2000/(a)/
                                                 year ended         year ended           through
                                              December 31, 2002  December 31, 2001  December 31, 2000
                                              -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period.........     $  16.29           $  23.13          $    20.00
                                                  --------           --------          ----------
Investment Activities:
 Net investment income/(loss)................        (0.05)/(b)/        (0.07)/(b)/         (0.19)/(b)/
 Net realized and unrealized gains/(losses)
   on investments and swap contracts.........        (5.70)             (6.77)               3.32
                                                  --------           --------          ----------
 Total income/(loss) from investment
   activities................................        (5.75)             (6.84)               3.13
                                                  --------           --------          ----------
Net Asset Value, End of Period...............     $  10.54           $  16.29          $    23.13
                                                  ========           ========          ==========
Total Return.................................       (35.30)%           (29.57)%             15.65%/(c)/
Ratios/Supplemental Data:
Net assets, end of year......................     $220,879           $439,870          $5,700,354
Ratio of expenses to average net assets......         2.91%              2.95%               2.94%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................        (0.44)%            (0.40)%             (1.72)%/(d)/
Ratio of expenses to average net assets*.....         3.38%              3.33%               3.56%/(d)/
Portfolio turnover/(e)/......................        2,548%             1,469%              1,486%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                      Precious Metals UltraSector ProFund

   For the period June 3, 2002 through December 31, 2002, the Precious Metals UltraSector ProFund had a NAV total return of -24.10%* for Investor Class shares, compared to a return of -11.54% for the unmanaged Philadelphia Stock Exchange Gold and Silver Sector/SM/ Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector Index. The Philadelphia Stock Exchange Gold and Silver Sector Index is an unmanaged index, which measures the performance of the of the gold and silver mining sector of the global equity market.

   For the fiscal year, the Precious Metals UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Philadelphia Stock Exchange Gold and Silver Sector Index or any of the companies included in the Philadelphia Stock Exchange Gold and Silver Sector Index.

                                    [CHART]

Value of a $10,000 Investment

                                                    Philadelphia
                                                   Stock Exchange
                 Precious          Precious        Gold and Silver
            Metals - Investor   Metals - Service    Sector Index
            -----------------   ----------------   -------------
6/3/02           $10,000            $10,000            $10,000
  6/02             7,350              7,347              8,236
  9/02             6,757              6,740              8,037
 12/02             7,590              7,557              8,846


-------------------------------------
       Aggregate Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                           (6/3/02)
-------------------------------------
Investor                    (24.10)%
-------------------------------------
Service                     (24.43)%
-------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from 6/3/02 to 12/31/02.

    The performance of the Precious Metals UltraSector ProFund is measured against the Philadelphia Stock Exchange Gold and Silver Sector Index, an unmanaged index generally representative of the performance of the gold and silver mining sector of the global equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Precious Metals                          Investments
             UltraSector ProFund                December 31, 2002

         Federal Home Loan Bank (124.5%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $30,464,000 $30,463,154
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              30,463,154
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $30,463,577)/(a)/--124.5%.......              30,463,154
        Net other assets/(liabilities)--(24.5)%              (5,987,086)
                                                            -----------
        NET ASSETS--100.0%.....................             $24,476,068
                                                            ===========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

               Unrealized appreciation................... $   0
               Unrealized depreciation...................  (423)
                                                          -----
               Net unrealized appreciation/(depreciation) $(423)
                                                          =====

              See accompanying notes to the financial statements.

PROFUNDS
Precious Metals UltraSector ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $30,463,577)........... $30,463,154
         Cash...............................................       1,489
         Receivable for capital shares issued...............     536,160
         Prepaid expenses...................................      32,531
                                                             -----------
          Total Assets......................................  31,033,334
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   6,071,542
         Unrealized depreciation on swap contracts..........     455,983
         Advisory fees payable..............................      14,206
         Management services fees payable...................       2,286
         Administration fees payable........................         757
         Distribution and service fees payable--
          Service Class.....................................       1,911
         Other accrued expenses.............................      10,581
                                                             -----------
          Total Liabilities.................................   6,557,266
                                                             -----------
       Net Assets........................................... $24,476,068
                                                             ===========
       Net Assets consist of:
         Capital............................................ $25,805,834
         Accumulated net investment income/(loss)...........     (39,612)
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................    (833,748)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................    (456,406)
                                                             -----------
       Net Assets........................................... $24,476,068
                                                             ===========
       Investor Class:
         Net Assets......................................... $22,685,739
         Shares of Beneficial Interest Outstanding..........     996,134
         Net Asset Value (offering and redemption price per
          share)............................................ $     22.77
                                                             ===========
       Service Class:
         Net Assets......................................... $ 1,790,329
         Shares of Beneficial Interest Outstanding..........      78,982
         Net Asset Value (offering and redemption price per
          share)............................................ $     22.67
                                                             ===========

       Statement of Operations
               For the period June 3, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $    53,786
                                                              -----------
      Expenses:
        Advisory fees........................................      28,126
        Management services fees.............................       5,625
        Administration fees..................................       1,150
        Distribution and service fees--Service Class.........       7,223
        Transfer agent fees..................................       3,734
        Registration and filing fees.........................      37,528
        Custody fees.........................................       4,965
        Fund accounting fees.................................       2,310
        Other fees...........................................      10,176
                                                              -----------
         Total Expenses before reductions....................     100,837
         Less Expenses reduced by the Investment
          Advisor............................................     (21,246)
                                                              -----------
         Net Expenses........................................      79,591
                                                              -----------
      Net Investment Income/(Loss)...........................     (25,805)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on Swap
       Contracts:
        Net realized gains/(losses) on swap contracts........    (888,285)
        Change in net unrealized appreciation/(depreciation)
         on swap contracts...................................    (456,406)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          swap contracts.....................................  (1,344,691)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,370,496)
                                                              ===========

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS
Precious Metals UltraSector ProFund

 Statement of Changes in Net Assets
                                                                           For the period
                                                                          June 3, 2002/(a)/
                                                                               through
                                                                          December 31, 2002
                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................   $    (25,805)
  Net realized gains/(losses) on investments and swap contracts..........       (888,285)
  Change in net unrealized appreciation/(depreciation) on swap contracts.       (456,406)
                                                                            ------------
  Change in net assets resulting from operations.........................     (1,370,496)
                                                                            ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................    102,838,703
   Service Class.........................................................     27,553,351
  Cost of shares redeemed
   Investor Class........................................................    (81,160,426)
   Service Class.........................................................    (23,385,064)
                                                                            ------------
  Change in net assets resulting from capital transactions...............     25,846,564
                                                                            ------------
  Change in net assets...................................................     24,476,068
Net Assets:
  Beginning of period....................................................             --
                                                                            ------------
  End of period..........................................................   $ 24,476,068
                                                                            ============
Share Transactions:
  Issued
   Investor Class........................................................      5,004,496
   Service Class.........................................................      1,215,614
  Redeemed
   Investor Class........................................................     (4,008,362)
   Service Class.........................................................     (1,136,632)
                                                                            ------------
  Change in shares.......................................................      1,075,116
                                                                            ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Precious Metals UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                   Investor Class         Service Class
                                                                  -----------------     ------------------
                                                                   For the period         For the period
                                                                  June 3, 2002/(a)/      June 3, 2002/(a)
                                                                       through               /through
                                                                  December 31, 2002     December 31, 2002
                                                                  -----------------     ------------------
Net Asset Value, Beginning of Period.............................    $     30.00            $    30.00
                                                                     -----------            ----------
Investment Activities:
 Net investment income/(loss)....................................          (0.06)/(b)/           (0.18)/(b)/
 Net realized and unrealized gains/(losses) on swap contracts....          (7.17)                (7.15)
                                                                     -----------            ----------
 Total income/(loss) from investment activities..................          (7.23)                (7.33)
                                                                     -----------            ----------
Net Asset Value, End of Period...................................    $     22.77            $    22.67
                                                                     ===========            ==========
Total Return.....................................................         (24.10)%/(c)/         (24.43)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..........................................    $22,685,739            $1,790,329
Ratio of expenses to average net assets..........................           1.93%/(d)/            2.94%/(d)/
Ratio of net investment income/(loss) to average net assets......          (0.51)%/(d)/          (1.44)%/(d)/
Ratio of expenses to average net assets*.........................           2.56%/(d)/            3.25%/(d)/
Portfolio turnover/(e)/..........................................             --                    --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                        Real Estate UltraSector ProFund

   For the year ended December 31, 2002, the Real Estate UltraSector ProFund had a NAV total return of -6.82%* for Investor Class shares, compared to a return of -2.96% for the unmanaged Dow Jones U.S. Real Estate Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index is an unmanaged index, which measures the performance of the real estate industry sector of the U.S. equity market.

   For the fiscal year, the Real Estate UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Real Estate Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Real Estate Index or any of the companies included in the Dow Jones U.S. Real Estate Index.

                                   [CHART]

Value of a $10,000 Investment

          Real Estate  Real Estate      Dow Jones
          - Investor    - Service    U.S. Real Estate
          -----------  -----------   -----------------
6/19/00    $10,000       $10,000          $10,000
   6/00      9,740         9,735            9,788
   9/00     11,145        11,085           10,688
  12/00     11,349        11,273           10,791
   3/01     11,198        11,070           10,601
   6/01     12,811        12,653           11,635
   9/01     11,843        11,672           10,952
  12/01     12,382        12,151           11,269
   3/02     13,405        13,124           12,021
   6/02     14,030        13,711           12,375
   9/02     11,795        11,503           11,078
  12/02     11,538        11,250           10,936

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year               (6/19/00)
-----------------------------------------------
Investor       (6.82)%                 5.81%
-----------------------------------------------
Service        (7.42)%                 4.76%
-----------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Real Estate UltraSector ProFund is measured against the Dow Jones U.S. Real Estate Index, an unmanaged index generally representative of the performance of the real estate industry sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Real Estate UltraSector                  Investments
             ProFund                            December 31, 2002

            Common Stocks (75.2%)
                                                   Shares   Value
                                                   ------ ----------
           AMB Property Corp......................  3,358 $   91,875
           Annaly Mortgage Management, Inc........  3,450     64,860
           Apartment Investment & Management Co.--
            Class A...............................  3,588    134,478
           Archstone-Smith Trust..................  7,360    173,254
           Arden Realty Group, Inc................  2,438     54,002
           AvalonBay Communities, Inc.............  2,622    102,625
           Boston Properties, Inc.................  3,864    142,427
           Brandywine Realty Trust................  1,288     28,091
           BRE Properties, Inc.--Class A..........  1,748     54,538
           Camden Property Trust..................  1,610     53,130
           Capital Automotive Real Estate
            Investment Trust......................    966     22,894
           CarrAmerica Realty Corp................  2,162     54,158
           Catellus Development Corp.*............  3,220     63,917
           CBL & Associates Properties, Inc.......  1,150     46,058
           Centerpoint Properties Corp............    920     52,578
           Chelsea Property Group, Inc............  1,564     52,097
           Colonial Properties Trust..............    828     28,102
           Cousins Properties, Inc................  1,564     38,631
           Crescent Real Estate Equities Co.......  3,864     64,297
           Developers Diversified Realty Corp.....  2,346     51,589
           Duke-Weeks Realty Corp.................  5,152    131,118
           Equity Inns, Inc.......................  1,564      9,415
           Equity Office Properties Trust......... 15,732    392,986
           Equity Residential Properties Trust.... 11,040    271,363
           Federal Realty Investment Trust........  1,748     49,154
           FelCor Lodging Trust, Inc..............  1,794     20,523
           First Industrial Realty Trust, Inc.....  1,564     43,792
           General Growth Properties, Inc.........  2,346    121,992
           Glenborough Realty Trust, Inc..........  1,104     19,673
           Health Care Property Investors, Inc....  2,392     91,614
           Health Care REIT, Inc..................  1,472     39,818
           Healthcare Realty Trust, Inc...........  1,702     49,784
           Highwoods Properties, Inc..............  2,162     47,780
           Home Properties of New York, Inc.......    920     31,694
           Hospitality Properties Trust...........  2,346     82,579
           Host Marriott Corp.*...................  9,568     84,677
           HRPT Properties Trust..................  5,244     43,211
           iStar Financial, Inc...................  4,002    112,256
           JDN Realty Corp........................  1,288     14,104
           Kilroy Realty Corp.....................  1,058     24,387
           Kimco Realty Corp......................  3,634    111,347
           Koger Equity, Inc......................    874     13,634
           La Quinta Corp.*.......................  6,210     27,324
           Liberty Property Trust.................  2,944     94,031
           LNR Property Corp......................    966     34,196
           Macerich Co............................  1,886     57,995
           Mack-Cali Realty Corp..................  1,932     58,540
           Manufactured Home Communities, Inc.....    828     24,534

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- ----------
         MeriStar Hospitality Corp.............      1,840 $   12,144
         Mills Corp............................      1,104     32,391
         Nationwide Health Properties, Inc.....      2,024     30,218
         New Plan Excel Realty Trust, Inc......      3,956     75,520
         Pan Pacific Retail Properties.........      1,380     50,411
         Plum Creek Timber Co., Inc............      7,544    178,038
         Post Properties, Inc..................      1,518     36,280
         Prentiss Properties Trust.............      1,518     42,929
         Prologis Trust........................      6,808    171,221
         Public Storage, Inc...................      3,266    105,524
         Realty Income Corp....................      1,426     49,910
         Reckson Associates Realty Corp........      1,840     38,732
         RFS Hotel Investors, Inc..............      1,150     12,489
         Rouse Co..............................      3,542    112,281
         Shurgard Storage Centers, Inc.--
          Class A..............................      1,472     46,132
         Simon Property Group, Inc.............      4,692    159,856
         SL Green Realty Corp..................      1,242     39,247
         St. Joe Co............................      1,242     37,260
         Trizec Properties, Inc................      3,680     34,555
         United Dominion Realty Trust, Inc.....      4,370     71,493
         Vornado Realty Trust..................      3,588    133,474
         Weingarten Realty Investors...........      1,978     72,909
                                                           ----------
         TOTAL COMMON STOCKS...................             5,020,136
                                                           ----------
          Federal Home Loan Bank (31.0%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $2,069,000  2,068,943
                                                           ----------
         TOTAL FEDERAL HOME LOAN BANK..........             2,068,943
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $6,925,000)/(a)/--106.2%.......             7,089,079
         Net other assets/(liabilities)--(6.2)%              (414,163)
                                                           ----------
         NET ASSETS--100.0%....................            $6,674,916
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $8,133,849 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,208,849. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   177,054
                   Unrealized depreciation.....  (1,221,824)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,044,770)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2002
      Assets:
        Investments, at value (cost $6,925,000).............. $ 7,089,079
        Dividends and interest receivable....................      30,224
        Receivable for investments sold......................   1,308,865
        Receivable for capital shares issued.................   5,219,911
        Unrealized appreciation on swap contracts............      61,649
        Prepaid expenses.....................................       9,355
                                                              -----------
         Total Assets........................................  13,719,083
                                                              -----------
      Liabilities:
        Cash overdraft.......................................       5,489
        Payable for capital shares redeemed..................   7,019,780
        Advisory fees payable................................       8,632
        Management services fees payable.....................         832
        Administration fees payable..........................         274
        Distribution and service fees payable--Service Class.       2,261
        Other accrued expenses...............................       6,899
                                                              -----------
         Total Liabilities...................................   7,044,167
                                                              -----------
      Net Assets............................................. $ 6,674,916
                                                              ===========
      Net Assets consist of:
        Capital.............................................. $13,500,213
        Accumulated net investment income/(loss).............    (188,110)
        Accumulated net realized gains/(losses) on
         investments and swap contracts......................  (6,862,915)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts......................     225,728
                                                              -----------
      Net Assets............................................. $ 6,674,916
                                                              ===========
      Investor Class:
        Net Assets........................................... $ 6,603,279
        Shares of Beneficial Interest Outstanding............     358,559
        Net Asset Value (offering and redemption price per
         share).............................................. $     18.42
                                                              ===========
      Service Class:
        Net Assets........................................... $    71,637
        Shares of Beneficial Interest Outstanding............       3,750
        Net Asset Value (offering and redemption price per
         share).............................................. $     19.09
                                                              ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   379,373
        Interest.............................................      32,750
                                                              -----------
         Total Investment Income.............................     412,123
                                                              -----------
      Expenses:
        Advisory fees........................................      61,354
        Management services fees.............................      12,271
        Administration fees..................................       4,352
        Distribution and service fees--Service Class.........      23,258
        Transfer agent fees..................................      34,679
        Registration and filing fees.........................      25,033
        Custody fees.........................................      19,918
        Fund accounting fees.................................       8,416
        Other fees...........................................      16,952
                                                              -----------
         Total Expenses before reductions....................     206,233
         Less Expenses reduced by the Investment
          Advisor............................................     (23,454)
                                                              -----------
         Net Expenses........................................     182,779
                                                              -----------
      Net Investment Income/(Loss)...........................     229,344
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (1,340,478)
        Net realized gains/(losses) on swap contracts........  (1,301,496)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (318,746)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (2,960,720)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,731,376)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     229,344     $     461,644
  Net realized gains/(losses) on investments and swap contracts..........................      (2,641,974)       (1,819,102)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        (318,746)          188,806
                                                                                            -------------     -------------
  Change in net assets resulting from operations.........................................      (2,731,376)       (1,168,652)
                                                                                            -------------     -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................        (369,234)         (125,664)
   Service Class.........................................................................        (113,146)         (386,560)
  Return of capital
   Investor Class........................................................................         (63,271)          (35,855)
   Service Class.........................................................................         (23,221)         (110,295)
                                                                                            -------------     -------------
  Change in net assets resulting from distributions......................................        (568,872)         (658,374)
                                                                                            -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     434,943,480       268,596,231
   Service Class.........................................................................      51,459,174        91,471,051
  Dividends reinvested
   Investor Class........................................................................         408,315           138,669
   Service Class.........................................................................         134,640           496,847
  Cost of shares redeemed
   Investor Class........................................................................    (432,933,684)     (272,678,751)
   Service Class.........................................................................     (51,169,315)      (94,762,615)
                                                                                            -------------     -------------
  Change in net assets resulting from capital transactions...............................       2,842,610        (6,738,568)
                                                                                            -------------     -------------
  Change in net assets...................................................................        (457,638)       (8,565,594)
Net Assets:
  Beginning of year......................................................................       7,132,554        15,698,148
                                                                                            -------------     -------------
  End of year............................................................................   $   6,674,916     $   7,132,554
                                                                                            =============     =============
Share Transactions:
  Issued
   Investor Class........................................................................      19,761,809        11,742,990
   Service Class.........................................................................       2,347,844         3,975,795
  Reinvested
   Investor Class........................................................................          17,766             6,411
   Service Class.........................................................................           5,680            23,141
  Redeemed
   Investor Class........................................................................     (19,710,465)      (11,905,001)
   Service Class.........................................................................      (2,386,003)       (4,238,483)
                                                                                            -------------     -------------
  Change in shares.......................................................................          36,631          (395,147)
                                                                                            =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                  Investor Class
                                                             ---------------------------------------------------
                                                                                                    For the period
                                                                  For the            For the       June 19, 2000/(a)/
                                                                year ended         year ended           through
                                                             December 31, 2002  December 31, 2001  December 31, 2000
                                                             -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period........................    $    21.92         $    21.81         $    20.00
                                                                ----------         ----------         ----------
Investment Activities:
 Net investment income/(loss)...............................          0.90/(b)/          1.04/(b)/          0.62/(b)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................         (2.22)              0.92(c)            2.10
                                                                ----------         ----------         ----------
 Total income/(loss) from investment activities.............         (1.32)              1.96               2.72
                                                                ----------         ----------         ----------
Distributions to Shareholders From:
 Net investment income......................................         (1.87)             (1.44)             (0.75)
 Return of capital..........................................         (0.31)             (0.41)             (0.16)
                                                                ----------         ----------         ----------
 Total distributions........................................         (2.18)             (1.85)             (0.91)
                                                                ----------         ----------         ----------
Net Asset Value, End of Period..............................    $    18.42         $    21.92         $    21.81
                                                                ==========         ==========         ==========
Total Return................................................         (6.82)%             9.11%             13.49%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $6,603,279         $6,344,518         $9,704,297
Ratio of expenses to average net assets.....................          1.95%              1.95%              1.58%/(e)/
Ratio of net investment income/(loss) to average net assets.          4.01%              4.52%              5.31%/(e)/
Ratio of expenses to average net assets*....................          2.31%              1.99%              2.10%/(e)/
Portfolio turnover/(f)/.....................................         4,862%             2,461%             1,617%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund


 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                           Service Class
                                                                      --------------------------------------------------
                                                                                                            For the period
                                                                           For the            For the      June 19, 2000/(a)/
                                                                         year ended         year ended          through
                                                                      December 31, 2002  December 31, 2001 December 31, 2000
                                                                      -----------------  ----------------- -----------------
Net Asset Value, Beginning of Period.................................      $ 21.75           $  21.73         $    20.00
                                                                           -------           --------         ----------
Investment Activities:
  Net investment income/(loss).......................................        (0.03)/(b)/         0.42/(b)/          0.89/(b)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.........................................................        (1.44)              1.25/(c)/          1.67
                                                                           -------           --------         ----------
  Total income/(loss) from investment activities.....................        (1.47)              1.67               2.56
                                                                           -------           --------         ----------
Distributions to Shareholders From:
  Net investment income..............................................        (0.88)             (1.28)             (0.68)
  Return of capital..................................................        (0.31)             (0.37)             (0.15)
                                                                           -------           --------         ----------
  Total distributions................................................        (1.19)             (1.65)             (0.83)
                                                                           -------           --------         ----------
Net Asset Value, End of Period.......................................      $ 19.09           $  21.75         $    21.73
                                                                           =======           ========         ==========
Total Return.........................................................        (7.42)%             7.79%             12.73%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..............................................      $71,637           $788,036         $5,993,851
Ratio of expenses to average net assets..............................         2.93%              2.95%              2.58%/(e)/
Ratio of net investment income/(loss) to average net assets..........        (0.11)%             1.81%              7.96%/(e)/
Ratio of expenses to average net assets*.............................         3.04%              2.99%              3.10%/(e)/
Portfolio turnover/(f)/..............................................        4,862%             2,461%             1,617%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                       Semiconductor UltraSector ProFund

   For the year ended December 31, 2002, the Semiconductor UltraSector ProFund had a NAV total return of -70.07%* for Investor Class shares, compared to a return of -49.81% for the unmanaged Dow Jones U.S. Semiconductor Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index. The Dow Jones U.S. Semiconductor Index is an unmanaged index, which measures the performance of the semiconductor economic sector of the U.S. equity market.

   For the fiscal year, the Semiconductor UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Semiconductor Index or any of the companies included in the Dow Jones U.S. Semiconductor Index.

                                    [CHART]
Value of a $10,000 Investment

             Semiconductor -       Semiconductor -            Dow Jones
                Investor               Service            U.S. Semiconductor
             ---------------       ---------------        ------------------
6/19/00         $10,000                $10,000                  $10,000
6/00              9,005                  8,995                    9,464
9/00              5,735                  5,720                    7,338
12/00             2,920                  2,900                    4,918
3/01              1,975                  1,960                    3,936
6/01              2,319                  2,295                    4,497
9/01              1,149                  1,133                    2,910
12/01             1,945                  1,914                    4,243
3/02              2,028                  1,991                    4,440
6/02                985                    965                    2,809
9/02                499                    487                    1,845
12/02               582                    567                    2,129

---------------------------------
   Average Annual Total Return
        as of 12/31/02
---------------------------------
                         Since
                       Inception
            1 Year     (6/19/00)
---------------------------------
Investor   (70.07)%     (67.44)%
---------------------------------
Service    (70.40)%     (67.79)%
---------------------------------




* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Semiconductor UltraSector ProFund is measured against the Dow Jones U.S. Semiconductor Index, an unmanaged index generally representative of the performance of the semiconductor economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Semiconductor UltraSector                Investments
             ProFund                            December 31, 2002

          Common Stocks (70.2%)
                                                      Shares   Value
                                                      ------ ----------
         Actel Corp.*................................    258 $    4,185
         Advanced Micro Devices, Inc.*...............  3,741     24,167
         Agere Systems, Inc.*........................  7,998     11,517
         Agere Systems, Inc.--Class B*............... 10,062     14,087
         Altera Corp.*...............................  4,257     52,489
         Amkor Technology, Inc.*.....................    903      4,298
         Analog Devices*.............................  3,999     95,455
         Applied Materials, Inc.*.................... 18,060    235,321
         Applied Micro Circuits Corp.*...............  3,354     12,376
         Asyst Technologies, Inc.*...................    387      2,844
         Atmel Corp.*................................  4,773     10,644
         ATMI, Inc.*.................................    258      4,778
         Axcelis Technologies, Inc.*.................  1,032      5,788
         Broadcom Corp.--Class A*....................  2,193     33,027
         Brooks-PRI Automation, Inc.*................    387      4,435
         Cirrus Logic, Inc.*.........................    903      2,601
         Cohu, Inc...................................    258      3,793
         Conexant Systems, Inc.*.....................  2,967      4,777
         Credence Systems Corp.*.....................    645      6,018
         Cree Research, Inc.*........................    774     12,655
         Cypress Semiconductor Corp.*................  1,290      7,379
         DSP Group, Inc.*............................    258      4,082
         DuPont Photomasks, Inc.*....................    129      2,999
         ESS Technology, Inc.*.......................    387      2,434
         Exar Corp.*.................................    387      4,799
         Fairchild Semiconductor International, Inc.*    903      9,671
         GlobespanVirata, Inc.*......................  1,161      5,120
         Integrated Device Technology, Inc.*.........  1,161      9,718
         Intel Corp.................................. 73,401  1,142,853
         Interdigital Communications Corp.*..........    645      9,391
         International Rectifier Corp.*..............    645     11,907
         Intersil Corp.--Class A*....................  1,419     19,781
         KLA-Tencor Corp.*...........................  2,064     73,004
         Kopin Corp.*................................    774      3,034
         Kulicke & Soffa Industries, Inc.*...........    516      2,952
         Lam Research Corp.*.........................  1,419     15,325
         Lattice Semiconductor Corp.*................  1,161     10,182
         Linear Technology Corp......................  3,483     89,583
         LSI Logic Corp.*............................  4,128     23,819
         LTX Corp.*..................................    516      3,111
         M-Systems Flash Disk Pioneers, Ltd.*........    258      1,886
         Marvell Technology Group, Ltd.*.............    903     17,031
         Maxim Integrated Products, Inc..............  3,483    115,077
         Micrel, Inc.*...............................    774      6,951
         Microchip Technology, Inc...................  2,193     53,619
         Micron Technology, Inc.*....................  6,063     59,054
         National Semiconductor Corp.*...............  1,935     29,044
         Novellus Systems, Inc.*.....................  1,548     43,468
         NVIDIA Corp.*...............................  1,419     16,333
         Oak Technology, Inc.*.......................    645      1,709

            Common Stocks, continued
                                                 Shares      Value
                                                ---------- ----------
           Photronics, Inc.*...................        387 $    5,302
           PMC-Sierra, Inc.*...................      1,806     10,041
           Power Integrations, Inc.*...........        258      4,386
           Rambus, Inc.*.......................      1,032      6,925
           RF Micro Devices, Inc.*.............      1,806     13,238
           Sandisk Corp.*......................        774     15,712
           Semtech Corp.*......................        774      8,452
           Silicon Image, Inc.*................        645      3,870
           Silicon Laboratories, Inc.*.........        387      7,384
           Silicon Storage Technology, Inc.*...        903      3,648
           Skyworks Solutions, Inc.*...........      1,548     13,344
           Teradyne, Inc.*.....................      2,064     26,853
           Texas Instruments, Inc..............     19,092    286,570
           Transmeta Corp.*....................      1,161      1,358
           TriQuint Semiconductor, Inc.*.......      1,290      5,470
           Ultratech Stepper, Inc.*............        258      2,538
           Varian Semiconductor Equipment
            Associates, Inc.*..................        387      9,196
           Vitesse Semiconductor Corp.*........      2,193      4,792
           Xilinx, Inc.*.......................      3,741     77,065
           Zoran Corp.*........................        258      3,630
                                                           ----------
           TOTAL COMMON STOCKS.................             2,850,345
                                                           ----------
            Federal Home Loan Bank (29.4%)
                                                Principal
                                                 Amount
                                                ----------
           Federal Home Loan Bank,
            0.50%, 01/02/03.................... $1,194,000  1,193,967
                                                           ----------
           TOTAL FEDERAL HOME LOAN BANK........             1,193,967
                                                           ----------
           TOTAL INVESTMENTS
            (Cost $3,529,045)/(a)/--99.6%......             4,044,312
           Net other assets/(liabilities)--0.4%                16,841
                                                           ----------
           NET ASSETS--100.0%..................            $4,061,153
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $9,621,226 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $6,092,181. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   531,571
                   Unrealized depreciation.....  (6,108,485)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(5,576,914)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $ 3,529,045)........... $  4,044,312
        Cash...............................................        2,895
        Dividends and interest receivable..................           24
        Receivable for investments sold....................      132,543
        Receivable for capital shares issued...............      288,471
        Prepaid expenses...................................        6,780
                                                            ------------
         Total Assets......................................    4,475,025
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................      166,254
        Unrealized depreciation on swap contracts..........      234,258
        Advisory fees payable..............................        4,025
        Management services fees payable...................          799
        Administration fees payable........................          259
        Distribution and service fees payable--
         Service Class.....................................          492
        Other accrued expenses.............................        7,785
                                                            ------------
         Total Liabilities.................................      413,872
                                                            ------------
      Net Assets........................................... $  4,061,153
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 19,787,874
        Accumulated net investment income/(loss)...........      (25,513)
        Accumulated net realized gains/(losses) on
         investments and swap contracts....................  (15,982,217)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      281,009
                                                            ------------
      Net Assets........................................... $  4,061,153
                                                            ============
      Investor Class:
        Net Assets......................................... $  3,643,124
        Shares of Beneficial Interest Outstanding..........      312,956
        Net Asset Value (offering and redemption price per
         share)............................................ $      11.64
                                                            ============
      Service Class:
        Net Assets......................................... $    418,029
        Shares of Beneficial Interest Outstanding..........       36,884
        Net Asset Value (offering and redemption price per
         share)............................................ $      11.33
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Interest............................................. $    31,860
        Dividends............................................      16,879
                                                              -----------
         Total Investment Income.............................      48,739
                                                              -----------
      Expenses:
        Advisory fees........................................      53,830
        Management services fees.............................      10,766
        Administration fees..................................       3,766
        Distribution and service fees--Service Class.........       6,371
        Transfer agent fees..................................      31,860
        Registration and filing fees.........................      32,127
        Custody fees.........................................      18,080
        Fund accounting fees.................................       7,137
        Other fees...........................................      13,051
                                                              -----------
         Total Expenses before reductions....................     176,988
         Less Expenses reduced by the Investment
          Advisor............................................     (31,258)
                                                              -----------
         Net Expenses........................................     145,730
                                                              -----------
      Net Investment Income/(Loss)...........................     (96,991)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (3,448,779)
        Net realized gains/(losses) on swap contracts........  (3,898,812)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contract....................    (970,887)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (8,318,478)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(8,415,469)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (96,991)    $    (50,497)
  Net realized gains/(losses) on investments and swap contracts..........................      (7,347,591)      (4,361,928)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        (970,887)       1,391,288
                                                                                            -------------     ------------
  Change in net assets resulting from operations.........................................      (8,415,469)      (3,021,137)
                                                                                            -------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     156,427,730       92,731,877
   Service Class.........................................................................      13,173,937       10,397,998
  Cost of shares redeemed
   Investor Class........................................................................    (151,706,656)     (85,217,546)
   Service Class.........................................................................     (12,848,337)      (9,693,518)
                                                                                            -------------     ------------
  Change in net assets resulting from capital transactions...............................       5,046,674        8,218,811
                                                                                            -------------     ------------
  Change in net assets...................................................................      (3,368,795)       5,197,674
Net Assets:
  Beginning of year......................................................................       7,429,948        2,232,274
                                                                                            -------------     ------------
  End of year............................................................................   $   4,061,153     $  7,429,948
                                                                                            =============     ============
Share Transactions:
  Issued
   Investor Class........................................................................       7,645,164        7,409,881
   Service Class.........................................................................         563,364          866,496
  Redeemed
   Investor Class........................................................................      (7,497,562)      (7,578,162)
   Service Class.........................................................................        (552,589)        (889,523)
                                                                                            -------------     ------------
  Change in shares.......................................................................         158,377         (191,308)
                                                                                            =============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                 Investor Class/(a)/
                                                             -----------------------------------------------------
                                                                                                      For the period
                                                                  For the             For the        June 19, 2000/(b)/
                                                                year ended          year ended            through
                                                             December 31, 2002   December 31, 2001   December 31, 2000
                                                             -----------------   -----------------   -----------------
Net Asset Value, Beginning of Period........................    $    38.89          $    58.40          $   200.00
                                                                ----------          ----------          ----------
Investment Activities:
 Net investment income/(loss)...............................         (0.27)/(c)/         (0.36)/(c)/          0.20/(c)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................        (26.98)             (19.15)            (141.80)
                                                                ----------          ----------          ----------
 Total income/(loss) from investment activities.............        (27.25)             (19.51)            (141.60)
                                                                ----------          ----------          ----------
Net Asset Value, End of Period..............................    $    11.64          $    38.89          $    58.40
                                                                ==========          ==========          ==========
Total Return................................................        (70.07)%            (33.41)%            (70.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $3,643,124          $6,430,611          $1,947,253
Ratio of expenses to average net assets.....................          1.95%               1.95%               1.87%/(e)/
Ratio of net investment income/(loss) to average net assets.         (1.26)%             (0.82)%              0.31%/(e)/
Ratio of expenses to average net assets*....................          2.38%               2.89%               3.10%/(e)/
Portfolio turnover/(f)/.....................................         1,926%              1,439%              1,456%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                Service Class/(a)/
                                                             --------------------------------------------------
                                                                                                    For the period
                                                                  For the            For the       June 19, 2000/(b)/
                                                                year ended         year ended           through
                                                             December 31, 2002  December 31, 2001  December 31, 2000
                                                             -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period........................     $  38.28           $  58.00           $ 200.00
                                                                 --------           --------           --------
Investment Activities:
 Net investment income/(loss)...............................        (0.57)/(c)/        (0.87)/(c)/        (0.40)/(c)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................       (26.38)            (18.85)           (141.60)
                                                                 --------           --------           --------
 Total income/(loss) from investment activities.............       (26.95)            (19.72)           (142.00)
                                                                 --------           --------           --------
Net Asset Value, End of Period..............................     $  11.33           $  38.28           $  58.00
                                                                 ========           ========           ========
Total Return................................................       (70.40)%           (34.00)%           (71.00)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................     $418,029           $999,337           $285,021
Ratio of expenses to average net assets.....................         2.91%              2.95%              2.94%/(e)/
Ratio of net investment income/(loss) to average net assets.        (2.33)%            (2.01)%            (0.73)%/(e)/
Ratio of expenses to average net assets*....................         3.34%              3.89%              4.17%/(e)/
Portfolio turnover/(f)/.....................................        1,926%             1,439%             1,456%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                        Technology UltraSector ProFund

   For the year ended December 31, 2002, the Technology UltraSector ProFund had a NAV total return of -57.06%* for Investor Class shares, compared to a return of -38.82% for the unmanaged Dow Jones U.S. Technology Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index is an unmanaged index, which measures the performance of the technology sector of the U.S. equity market.

   For the fiscal year, the Technology UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Technology Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Technology Index or any of the companies included in the Dow Jones U.S. Technology Index.

                                    [CHART]

Value of a $10,000 Investment

         Technology - Investor  Technology - Service   Dow Jones U.S. Technology
         ---------------------  ---------------------  -------------------------
6/19/00         $10,000               $10,000                  $10,000
   6/00           9,515                 9,510                    9,763
   9/00           7,610                 7,610                    8,737
  12/00           3,830                 3,825                    5,695
   3/01           2,180                 2,175                    4,088
   6/01           2,543                 2,536                    4,676
   9/01           1,208                 1,203                    2,972
  12/01           1,860                 1,847                    4,074
   3/02           1,649                 1,633                    3,800
   6/02           1,000                   988                    2,767
   9/02             608                   599                    2,031
  12/02             799                   790                    2,492


-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year               (6/19/00)
-----------------------------------------------
Investor      (57.06)%               (63.12)%
-----------------------------------------------
Service       (57.22)%               (63.27)%
-----------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Technology UltraSector ProFund is measured against the Dow Jones U.S. Technology Index, an unmanaged index generally representative of the performance of the technology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.


The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Technology UltraSector                   Investments
             ProFund                            December 31, 2002

          Common Stocks (74.8%)
                                                      Shares   Value
                                                      ------ ----------
         3Com Corp.*.................................  1,066 $    4,936
         ADC Telecommunications, Inc.*...............  2,132      4,456
         Adobe Systems, Inc..........................    492     12,202
         Advanced Fibre Communications, Inc.*........    246      4,103
         Advanced Micro Devices, Inc.*...............    820      5,297
         Affiliated Computer Services, Inc.--Class A*    246     12,952
         Altera Corp.*...............................    738      9,100
         Amdocs, Ltd.*...............................    492      4,831
         American Tower Corp.*.......................    656      2,316
         Analog Devices*.............................    656     15,659
         Apple Computer, Inc.*.......................    738     10,576
         Applied Materials, Inc.*....................  2,952     38,465
         Applied Micro Circuits Corp.*...............    902      3,328
         Atmel Corp.*................................  1,148      2,560
         Autodesk, Inc...............................    328      4,690
         Avaya, Inc.*................................  1,148      2,813
         Avocent Corp.*..............................    164      3,644
         BEA Systems, Inc.*..........................    738      8,465
         BMC Software, Inc.*.........................    492      8,418
         Broadcom Corp.--Class A*....................    410      6,175
         Brocade Communications Systems, Inc.*.......    574      2,376
         Cadence Design Systems, Inc.*...............    574      6,767
         Check Point Software Technologies, Ltd.*....    410      5,318
         CIENA Corp.*................................    984      5,058
         Cisco Systems, Inc.*........................ 12,792    167,574
         Citrix Systems, Inc.*.......................    410      5,051
         Computer Associates International, Inc......    902     12,177
         Computer Sciences Corp.*....................    328     11,300
         Compuware Corp.*............................    902      4,330
         Comverse Technology, Inc.*..................    492      4,930
         Corning, Inc.*..............................  2,296      7,600
         Cree Research, Inc.*........................    164      2,681
         Dell Computer Corp.*........................  4,018    107,441
         Electronic Data Systems Corp................    902     16,624
         EMC Corp.*..................................  4,100     25,174
         Emulex Corp.*...............................    164      3,042
         Hewlett-Packard Co..........................  4,838     83,988
         Intel Corp.................................. 11,808    183,850
         Interdigital Communications Corp.*..........    164      2,388
         International Business Machines Corp........  2,952    228,781
         Intersil Corp.--Class A*....................    328      4,572
         Intuit, Inc.*...............................    328     15,390
         JDS Uniphase Corp.*.........................  2,788      6,886
         Juniper Networks, Inc.*.....................    738      5,018
         KLA-Tencor Corp.*...........................    328     11,601
         Lam Research Corp.*.........................    328      3,542
         Level 3 Communications, Inc.*...............    902      4,420
         Lexmark International Group, Inc.*..........    246     14,883
         Linear Technology Corp......................    574     14,763
         LSI Logic Corp.*............................    902      5,205
         Lucent Technologies, Inc.*..................  6,806      8,576
         Marvell Technology Group, Ltd.*.............    246      4,640
         Maxim Integrated Products, Inc..............    574     18,965
         Maxtor Corp.*...............................    738      3,734
         McDATA Corp.*...............................    328      2,306
         Mercury Interactive Corp.*..................    164      4,863
         Microchip Technology, Inc...................    410     10,025
         Micron Technology, Inc.*....................  1,066     10,383
         Microsoft Corp.*............................  8,118    419,700

                 Common Stocks, continued
                                               Shares   Value
                                               ------ ----------
                Motorola, Inc................. 4,182  $   36,174
                National Semiconductor Corp.*.   410       6,154
                NCR Corp.*....................   246       5,840
                Network Appliance, Inc.*......   656       6,560
                Network Associates, Inc.*.....   328       5,278
                Novell, Inc.*................. 1,230       4,108
                Novellus Systems, Inc.*.......   328       9,210
                NVIDIA Corp.*.................   328       3,775
                Oracle Corp.*................. 7,298      78,818
                Overture Services, Inc.*......   164       4,479
                PeopleSoft, Inc.*.............   492       9,004
                Pitney Bowes, Inc.............   492      16,069
                QLogic Corp.*.................   164       5,660
                Qualcomm, Inc.*............... 1,394      50,728
                Rational Software Corp.*......   492       5,112
                Reynolds & Reynolds Co........   246       6,266
                RF Micro Devices, Inc.*.......   410       3,005
                Rockwell Collins, Inc.........   410       9,537
                Sandisk Corp.*................   164       3,329
                Scientific-Atlanta, Inc.......   410       4,863
                Seagate Technology, Inc./(a)/*   126           0
                Siebel Systems, Inc.*.........   902       6,747
                Skyworks Solutions, Inc.*.....   328       2,827
                Storage Technology Corp.*.....   246       5,269
                Sun Microsystems, Inc.*....... 5,904      18,361
                SunGard Data Systems, Inc.*...   574      13,523
                Sybase, Inc.*.................   328       4,395
                Symantec Corp.*...............   246       9,965
                Synopsys, Inc.*...............   164       7,569
                Tellabs, Inc.*................   820       5,961
                Teradyne, Inc.*...............   410       5,334
                Texas Instruments, Inc........ 3,116      46,771
                Unisys Corp.*.................   738       7,306
                UTStarcom, Inc.*..............   164       3,252
                VeriSign, Inc.*...............   574       4,603
                Veritas Software Corp.*.......   820      12,808
                WebMD Corp.*..................   656       5,609
                Western Digital Corp.*........   492       3,144
                Xerox Corp.*.................. 1,476      11,882
                Xilinx, Inc.*.................   656      13,514
                Yahoo!, Inc.*.................   820      13,407
                Zebra Technologies Corp.*.....    82       4,699
                                                      ----------
                TOTAL COMMON STOCKS...........         2,101,823
                                                      ----------

              See accompanying notes to the financial statements.

             PROFUNDS                       Schedule of Portfolio
             Technology UltraSector                   Investments
             ProFund                            December 31, 2002

           Federal Home Loan Bank (26.8%)
                                                 Principal
                                                  Amount      Value
                                                 --------- ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03...................... $751,000  $  750,979
                                                           ----------
          TOTAL FEDERAL HOME LOAN BANK..........              750,979
                                                           ----------
          TOTAL INVESTMENTS
           (Cost $2,591,067)/(b)/--101.6%.......            2,852,802
          Net other assets/(liabilities)--(1.6)%              (45,527)
                                                           ----------
          NET ASSETS--100.0%....................           $2,807,275
                                                           ==========

------
*Non-income producing security
/(a)/Escrowed security
/(b)/Cost for federal income taxes is $4,688,758 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,097,691. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   274,464
                   Unrealized depreciation.....  (2,110,420)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,835,956)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $ 2,591,067)........... $  2,852,802
        Cash...............................................          282
        Dividends and interest receivable..................          788
        Receivable for capital shares issued...............       24,101
        Prepaid expenses...................................        6,807
                                                            ------------
         Total Assets......................................    2,884,780
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................        4,570
        Unrealized depreciation on swap contracts..........       66,579
        Advisory fees payable..............................          367
        Administration fees payable........................          167
        Distribution and service fees payable--
         Service Class.....................................          519
        Other accrued expenses.............................        5,303
                                                            ------------
         Total Liabilities.................................       77,505
                                                            ------------
      Net Assets........................................... $  2,807,275
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 13,987,574
        Accumulated net investment income/(loss)...........      (15,870)
        Accumulated net realized gains/(losses) on
         investments and swap contracts....................  (11,359,585)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      195,156
                                                            ------------
      Net Assets........................................... $  2,807,275
                                                            ============
      Investor Class:
        Net Assets......................................... $  2,646,946
        Shares of Beneficial Interest Outstanding..........      165,794
        Net Asset Value (offering and redemption price per
         share)............................................ $      15.97
                                                            ============
      Service Class:
        Net Assets......................................... $    160,329
        Shares of Beneficial Interest Outstanding..........       10,149
        Net Asset Value (offering and redemption price per
         share)............................................ $      15.80
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Interest............................................. $    23,401
        Dividends............................................      14,986
                                                              -----------
         Total Investment Income.............................      38,387
                                                              -----------
      Expenses:
        Advisory fees........................................      40,659
        Management services fees.............................       8,132
        Administration fees..................................       2,851
        Distribution and service fees--Service Class.........         990
        Transfer agent fees..................................      23,317
        Registration and filing fees.........................      26,677
        Custody fees.........................................      19,345
        Fund accounting fees.................................       5,563
        Other fees...........................................       8,785
                                                              -----------
         Total Expenses before reductions....................     136,319
         Less Expenses reduced by the Investment
          Advisor............................................     (29,917)
                                                              -----------
         Net Expenses........................................     106,402
                                                              -----------
      Net Investment Income/(Loss)...........................     (68,015)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (2,032,001)
        Net realized gains/(losses) on swap contracts........  (2,441,470)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (606,449)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (5,079,920)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,147,935)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (68,015)     $    (36,434)
  Net realized gains/(losses) on investments and swap contracts..........................     (4,473,471)       (5,954,145)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.       (606,449)          914,916
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (5,147,935)       (5,075,663)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investment Class......................................................................     69,228,279        64,213,090
   Service Class.........................................................................      1,952,916         4,616,481
  Cost of shares redeemed
   Investment Class......................................................................    (70,091,104)      (53,500,723)
   Service Class.........................................................................     (2,182,064)       (3,950,651)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................     (1,091,973)       11,378,197
                                                                                            ------------      ------------
  Change in net assets...................................................................     (6,239,908)        6,302,534
Net Assets:
  Beginning of year......................................................................      9,047,183         2,744,649
                                                                                            ------------      ------------
  End of year............................................................................   $  2,807,275      $  9,047,183
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      3,477,149         4,246,977
   Service Class.........................................................................         79,120           297,691
  Redeemed
   Investor Class........................................................................     (3,539,152)       (4,347,756)
   Service Class.........................................................................        (84,536)         (311,952)
                                                                                            ------------      ------------
  Change in shares.......................................................................        (67,419)         (115,040)
                                                                                            ============      ============

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                 Investor Class/(a)/
                                                             -----------------------------------------------------
                                                                                                      For the period
                                                                  For the             For the        June 19, 2000/(b)/
                                                                year ended          year ended            through
                                                             December 31, 2002   December 31, 2001   December 31, 2000
                                                             -----------------   -----------------   -----------------
Net Asset Value, Beginning of Period........................    $    37.19          $    76.60          $   200.00
                                                                ----------          ----------          ----------
Investment Activities:
 Net investment income/(loss)...............................         (0.28)/(c)/         (0.35)/(c)/        0.10/ (c)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................        (20.94)             (39.06)            (123.50)
                                                                ----------          ----------          ----------
 Total income/(loss) from investment activities.............        (21.22)             (39.41)            (123.40)
                                                                ----------          ----------          ----------
Net Asset Value, End of Period..............................    $    15.97          $    37.19          $    76.60
                                                                ==========          ==========          ==========
Total Return................................................        (57.06)%            (51.45)%            (61.70)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $2,646,946          $8,472,384          $2,516,592
Ratio of expenses to average net assets.....................          1.95%               1.95%               1.62%/(e)/
Ratio of net investment income/(loss) to average net assets.         (1.23)%             (0.71)%              0.17%/(e)/
Ratio of expenses to average net assets*....................          2.51%               2.88%               4.63%/(e)/
Portfolio turnover/(f)/.....................................         1,491%              1,177%              1,088%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                Service Class/(a)/
                                                             --------------------------------------------------
                                                                                                    For the period
                                                                  For the            For the       June 19, 2000/(b)/
                                                                year ended         year ended           through
                                                             December 31, 2002  December 31, 2001  December 31, 2000
                                                             -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period........................     $  36.93           $  76.50           $ 200.00
                                                                 --------           --------           --------
Investment Activities:
 Net investment income/(loss)...............................        (0.50)/(c)/        (0.86)/(c)/        (0.70)/(c)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................       (20.63)            (38.71)           (122.80)
                                                                 --------           --------           --------
 Total income/(loss) from investment activities.............       (21.13)            (39.57)           (123.50)
                                                                 --------           --------           --------
Net Asset Value, End of Period..............................     $  15.80           $  36.93           $  76.50
                                                                 ========           ========           ========
Total Return................................................       (57.22)%           (51.73)%           (61.75)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................     $160,329           $574,799           $228,057
Ratio of expenses to average net assets.....................         2.49%              2.95%              2.92%/(e)/
Ratio of net investment income/(loss) to average net assets.        (1.96)%            (1.87)%            (1.09)%/(e)/
Ratio of expenses to average net assets*....................         2.97%              3.88%              5.93%/(e)/
Portfolio turnover/(f)/.....................................        1,491%             1,177%             1,088%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                    Telecommunications UltraSector ProFund

   For the year ended December 31, 2002, the Telecommunications UltraSector ProFund had a NAV total return of -54.43%* for Investor Class shares, compared to a return of -36.31% for the unmanaged Dow Jones U.S. Telecommunications Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. The Dow Jones U.S. Telecommunications Index is an unmanaged index, which measures the performance of the telecommunications economic sector of the U.S. equity market.

   For the fiscal year, the Telecommunications UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Telecommunications Index or any of the companies included in the Dow Jones U.S. Telecommunications Index.

                                    [CHART]

Value of a $10,000 Investment

        Telecommunications -     Telecommunications -       Dow Jones U.S.
             Investor                  Service             Telecommunications
        --------------------     ---------------------     -------------------

6/19/00      $10,000                  $10,000                   $10,000
6/00           8,995                    8,995                     9,354
9/00           7,050                    7,040                     8,147
12/00          5,105                    5,080                     6,582
3/01           4,805                    4,765                     6,440
6/01           4,550                    4,495                     6,311
9/01           4,435                    4,385                     6,283
12/01          3,759                    3,709                     5,651
3/02           2,882                    2,838                     4,765
6/02           1,821                    1,788                     3,627
9/02           1,105                    1,083                     2,667
12/02          1,713                    1,675                     3,599

----------------------------
 Average Annual Total Return
     as of 12/31/02
----------------------------
                     Since
                   Inception
           1 Year  (6/19/00)
----------------------------
Investor  (54.43)%  (50.15)%
----------------------------
Service   (54.84)%  (50.59)%
----------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from 6/19/00 to 12/31/02.

    The performance of the Telecommunications UltraSector ProFund is measured against the Dow Jones U.S. Telecommunications Index, an unmanaged index generally representative of the performance of the telecommunications economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Telecommunications                       Investments
             UltraSector ProFund                December 31, 2002

           Common Stocks (74.9%)
                                                    Shares   Value
                                                    ------ ----------
          Alltel Corp..............................  3,828 $  195,228
          AT&T Corp................................  9,900    258,489
          AT&T Wireless Services, Inc.*............ 28,644    161,839
          BellSouth Corp........................... 23,760    614,671
          Broadwing, Inc.*.........................  2,772      9,757
          CenturyTel, Inc..........................  1,716     50,416
          Citizens Communications Co.*.............  3,564     37,600
          IDT Corp.*...............................    264      4,565
          IDT Corp.--Class B*......................    396      6,142
          Nextel Communications, Inc.--Class A*.... 10,692    123,493
          Nextel Partners, Inc.--Class A*..........  1,320      8,012
          Qwest Communications International, Inc.* 17,688     88,440
          SBC Communications, Inc.................. 42,504  1,152,283
          Sprint Corp. (FON Group)................. 11,484    166,288
          Sprint Corp. (PCS Group)*................ 11,484     50,300
          Telephone & Data Systems, Inc............    660     31,033
          Triton PCS Holdings, Inc.--Class A*......    792      3,113
          US Cellular Corp.*.......................    132      3,303
          Verizon Communications, Inc.............. 34,980  1,355,476
          Western Wireless Corp.--Class A*.........    924      4,897
          Wireless Facilities, Inc.*...............    396      2,380
                                                           ----------
          TOTAL COMMON STOCKS......................         4,327,725
                                                           ----------

          Federal Home Loan Bank (27.9%)
                                                Principal
                                                 Amount       Value
                                                ---------- ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $1,610,000 $1,609,955
                                                           ----------
         TOTAL FEDERAL HOME LOAN BANK..........             1,609,955
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $5,417,161)/(a)/--102.8%.......             5,937,680
         Net other assets/(liabilities)--(2.8)%              (159,926)
                                                           ----------
         NET ASSETS--100.0%....................            $5,777,754
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $6,451,306 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,034,145. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   524,328
                   Unrealized depreciation.....  (1,037,954)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $  (513,626)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $5,417,161)............ $ 5,937,680
         Cash...............................................       2,015
         Dividends and interest receivable..................       3,857
         Receivable for investments sold....................      32,769
         Receivable for capital shares issued...............      31,863
         Prepaid expenses...................................       4,623
                                                             -----------
          Total Assets......................................   6,012,807
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................      20,722
         Unrealized depreciation on swap contracts..........     203,793
         Advisory fees payable..............................       4,811
         Management services fees payable...................         898
         Administration fees payable........................         294
         Distribution and service fees payable--
          Service Class.....................................         516
         Other accrued expenses.............................       4,019
                                                             -----------
          Total Liabilities.................................     235,053
                                                             -----------
       Net Assets........................................... $ 5,777,754
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 9,955,166
         Accumulated net investment income/(loss)...........     (30,781)
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (4,463,357)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................     316,726
                                                             -----------
       Net Assets........................................... $ 5,777,754
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 5,437,848
         Shares of Beneficial Interest Outstanding..........     317,456
         Net Asset Value (offering and redemption price per
          share)............................................ $     17.13
                                                             ===========
       Service Class:
         Net Assets......................................... $   339,906
         Shares of Beneficial Interest Outstanding..........      20,294
         Net Asset Value (offering and redemption price per
          share)............................................ $     16.75
                                                             ===========

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................... $  25,930
       Interest................................................    10,001
                                                                ---------
        Total Investment Income................................    35,931
                                                                ---------
     Expenses:
       Advisory fees...........................................    20,358
       Management services fees................................     4,072
       Administration fees.....................................     1,400
       Distribution and service fees--Service Class............     1,512
       Transfer agent fees.....................................     6,091
       Registration and filing fees............................    25,296
       Custody fees............................................     6,604
       Fund accounting fees....................................     2,746
       Other fees..............................................     4,196
                                                                ---------
        Total Expenses before reductions.......................    72,275
        Less Expenses reduced by the Investment Advisor........   (18,182)
                                                                ---------
        Net Expenses...........................................    54,093
                                                                ---------
     Net Investment Income/(Loss)..............................   (18,162)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments and Swap Contracts:
       Net realized gains/(losses) on investments..............  (645,978)
       Net realized gains/(losses) on swap contracts...........    13,459
       Change in net unrealized appreciation/(depreciation) on
        investments and swap contracts.........................   283,729
                                                                ---------
        Net realized and unrealized gains/(losses) on
         investments and swap contracts........................  (348,790)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(366,952)
                                                                =========

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (18,162)     $      8,572
  Net realized gains/(losses) on investments and swap contracts..........................       (632,519)       (2,803,217)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.        283,729            54,843
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................       (366,952)       (2,739,802)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     94,288,380        63,795,130
   Service Class.........................................................................      9,004,106         4,227,223
  Cost of shares redeemed
   Investor Class........................................................................    (92,050,838)      (58,104,390)
   Service Class.........................................................................     (8,718,707)       (4,095,177)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................      2,522,941         5,822,786
                                                                                            ------------      ------------
  Change in net assets...................................................................      2,155,989         3,082,984
Net Assets:
  Beginning of year......................................................................      3,621,765           538,781
                                                                                            ------------      ------------
  End of year............................................................................   $  5,777,754      $  3,621,765
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      5,391,512         5,626,669
   Service Class.........................................................................        471,840           394,548
  Redeemed
   Investor Class........................................................................     (5,166,025)       (5,572,361)
   Service Class.........................................................................       (455,989)         (405,283)
                                                                                            ------------      ------------
  Change in shares.......................................................................        241,338            43,573
                                                                                            ============      ============

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                Investor Class/(a)/
                                                             --------------------------------------------------
                                                                                                    For the period
                                                                  For the             For the      June 19, 2000/(b)/
                                                                year ended          year ended          through
                                                             December 31, 2002   December 31, 2001 December 31, 2000
                                                             -----------------   ----------------- -----------------
Net Asset Value, Beginning of Period........................    $    37.59          $    51.05         $ 100.00
                                                                ----------          ----------         --------
Investment Activities:
 Net investment income/(loss)...............................         (0.11)/(c)/        0.02/ (c)/       0.40/ (c)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................        (20.35)             (13.48)          (49.35)
                                                                ----------          ----------         --------
 Total income/(loss) from investment activities.............        (20.46)             (13.46)          (48.95)
                                                                ----------          ----------         --------
Net Asset Value, End of Period..............................    $    17.13          $    37.59         $  51.05
                                                                ==========          ==========         ========
Total Return................................................        (54.43)%            (26.37)%         (48.95)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $5,437,848          $3,456,962         $384,570
Ratio of expenses to average net assets.....................          1.94%               1.95%            1.92%/(e)/
Ratio of net investment income/(loss) to average net assets.         (0.63)%              0.05%            1.15%/(e)/
Ratio of expenses to average net assets*....................          2.58%               3.71%            4.70%/(e)/
Portfolio turnover/(f)/.....................................         3,606%              2,713%           1,515%

------
/*/During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                Service Class/(a)/
                                                             -------------------------------------------------
                                                                                                   For the period
                                                                  For the            For the      June 19, 2000/(b)/
                                                                year ended         year ended          through
                                                             December 31, 2002  December 31, 2001 December 31, 2000
                                                             -----------------  ----------------- -----------------
Net Asset Value, Beginning of Period........................     $  37.09           $  50.80          $ 100.00
                                                                 --------           --------          --------
Investment Activities:
 Net investment income/(loss)...............................        (0.26/)(c)/       2.06/ (c)/        0.45/ (c)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................       (20.08)            (15.77)           (49.65)
                                                                 --------           --------          --------
 Total income/(loss) from investment activities.............       (20.34)            (13.71)           (49.20)
                                                                 --------           --------          --------
Net Asset Value, End of Period..............................     $  16.75           $  37.09          $  50.80
                                                                 ========           ========          ========
Total Return................................................       (54.84)%           (26.99)%          (49.20)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................     $339,906           $164,803          $154,211
Ratio of expenses to average net assets.....................         2.93%              2.95%             2.60%/(e)/
Ratio of net investment income/(loss) to average net assets.        (1.41)%             4.13%             1.21%/(e)/
Ratio of expenses to average net assets*....................         3.99%              4.71%             5.38%/(e)/
Portfolio turnover/(f)/.....................................        3,606%             2,713%            1,515%

------
/*/During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                         Utilities UltraSector ProFund

   For the year ended December 31, 2002, the Utilities UltraSector ProFund had a NAV total return of -37.00%* for Investor Class shares, compared to a return of -24.63% for the unmanaged Dow Jones U.S. Utilities Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index is an unmanaged index, which measures the performance of the utilities economic sector of the U.S. equity market.

   For the fiscal year, the Utilities UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Utilities Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Utilities Index or any of the companies included in the Dow Jones U.S. Utilities Index.

                                    [CHART]

Value of a $10,000 Investment

                                                                    Dow Jones
              Utilities - Investor      Utilities - Service      U.S. Utilities
              --------------------      -------------------      --------------
7/26/00              $10,000                  $10,000               $10,000
9/00                  13,720                   13,720                12,405
12/00                 14,050                   14,010                12,744
3/01                  12,100                   12,035                11,694
6/01                  11,310                   11,220                11,257
9/01                   8,610                    8,515                 9,424
12/01                  8,058                    7,975                 9,106
3/02                   8,509                    8,405                 9,441
6/02                   7,130                    7,035                 8,402
9/02                   4,894                    4,820                 6,646
12/02                  5,076                    4,982                 6,863

---------------------------------
   Average Annual Total Return
        as of 12/31/01
---------------------------------
                         Since
                       Inception
            1 Year     (7/26/00)
---------------------------------
Investor   (37.00)%     (24.32)%
---------------------------------
Service    (37.53)%     (24.91)%
---------------------------------




* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from 7/26/00 to 12/31/02.

   The performance of the Utilities UltraSector ProFund is measured against the Dow Jones U.S. Utilities Index, an unmanaged index generally representative of the performance of the utilities economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Utilities UltraSector                    Investments
             ProFund                            December 31, 2002


               Common Stocks (74.6%)
                                                 Shares   Value
                                                 ------ ----------
              AES Corp.*........................ 11,880 $   35,878
              AGL Resources, Inc................  1,296     31,493
              Allegheny Energy, Inc.............  3,132     23,678
              Alliant Energy Corp...............  2,268     37,535
              Ameren Corp.......................  3,888    161,624
              American Electric Power, Inc......  8,532    233,180
              American Water Works Co., Inc.....  2,052     93,325
              Aquilla, Inc......................  4,536      8,029
              Avista Corp.......................  1,188     13,733
              Black Hills Corp..................    648     17,185
              Calpine Corp.*....................  9,504     30,983
              CenterPoint Energy, Inc...........  6,696     56,916
              Cinergy Corp......................  4,212    142,029
              CLECO Corp........................  1,188     16,632
              CMS Energy Corp...................  3,564     33,644
              Consolidated Edison, Inc..........  5,292    226,603
              Constellation Energy Group, Inc...  4,104    114,173
              Dominion Resources, Inc...........  7,668    420,973
              DPL, Inc..........................  3,132     48,045
              DQE, Inc..........................  1,836     27,981
              DTE Energy Co.....................  4,212    195,437
              Duke Energy Corp.................. 22,356    436,836
              Dynegy, Inc.--Class A.............  6,912      8,156
              Edison International*.............  8,208     97,265
              El Paso Corp...................... 15,012    104,484
              El Paso Electric Co.*.............  1,296     14,256
              Energen Corp......................    756     22,000
              Energy East Corp..................  3,564     78,729
              Entergy Corp......................  5,616    256,033
              Equitable Resources, Inc..........  1,512     52,980
              Exelon Corp.......................  8,100    427,437
              FirstEnergy Corp..................  7,452    245,692
              FPL Group, Inc....................  4,536    272,750
              Great Plains Energy, Inc..........  1,512     34,595
              Hawaiian Electric Industries, Inc.    972     42,749
              IDACORP, Inc......................    972     24,135
              KeySpan Corp......................  3,564    125,595
              MDU Resources Group, Inc..........  1,836     47,387
              Mirant Corp.*..................... 10,152     19,187
              National Fuel Gas Co..............  2,052     42,538
              NICOR, Inc........................  1,080     36,752
              NiSource, Inc.....................  5,940    118,800
              Northeast Utilities System........  3,240     49,151
              Northwest Natural Gas Co..........    648     17,535
              NSTAR.............................  1,296     57,529
              NUI Corp..........................    432      7,456
              OGE Energy Corp...................  1,944     34,214
              ONEOK, Inc........................  1,188     22,810
              Peoples Energy Corp...............    864     33,394
              Pepco Holdings, Inc...............  4,104     79,577
              PG&E Corp.*....................... 10,152    141,113
              Philadelphia Suburban Corp........  1,728     35,597
              Piedmont Natural Gas Company, Inc.    864     30,542

           Common Stocks, continued
                                                 Shares      Value
                                                ---------- ----------
          Pinnacle West Capital Corp...........      2,160 $   73,634
          PNM Resources, Inc...................        864     20,580
          PPL Corp.............................      4,104    142,327
          Progress Energy, Inc.................      4,968    215,363
          Public Service Enterprise Group, Inc.      5,616    180,274
          Puget Energy, Inc....................      2,160     47,628
          Questar Corp.........................      2,052     57,087
          Reliant Resources, Inc...............      1,188      3,802
          SCANA Corp...........................      2,592     80,248
          Sempra Energy........................      5,184    122,602
          Sierra Pacific Resources.............      2,592     16,848
          Southern Co..........................     17,604    499,778
          Southern Union Co.*..................        972     16,038
          TECO Energy, Inc.....................      4,428     68,501
          TXU Corp.............................      7,236    135,168
          UGI Corp.............................        648     24,228
          Unisource Energy Corp................        864     14,939
          Vectren Corp.........................      1,728     39,744
          Westar Energy, Inc...................      1,296     12,830
          WGL Holdings, Inc....................      1,188     28,417
          Wisconsin Energy Corp................      2,916     73,483
          WPS Resources Corp...................        756     29,348
          Xcel Energy, Inc.....................     10,044    110,484
                                                           ----------
          TOTAL COMMON STOCKS..................             6,999,701
                                                           ==========
           Federal Home Loan Bank (23.3%)
                                                Principal
                                                 Amount
                                                ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03..................... $2,182,000  2,181,939
                                                           ----------
          TOTAL FEDERAL HOME LOAN BANK.........             2,181,939
                                                           ----------
          TOTAL INVESTMENTS
           (Cost $8,763,556)/(a)/--97.9%.......             9,181,640
          Net other assets/(liabilities)--2.1%.               199,052
                                                           ----------
          NET ASSETS--100.0%...................            $9,380,692
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $9,844,016 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,080,460. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   430,472
                   Unrealized depreciation.....  (1,092,848)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $  (662,376)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $8,763,556)............ $ 9,181,640
         Cash...............................................         432
         Dividends and interest receivable..................       9,450
         Receivable for capital shares issued...............     523,742
         Unrealized appreciation on swap contracts..........      32,621
         Prepaid expenses...................................       6,492
                                                             -----------
          Total Assets......................................   9,754,377
                                                             -----------
       Liabilities:
         Payable for investments purchased..................     259,364
         Payable for capital shares redeemed................     102,615
         Advisory fees payable..............................       3,948
         Management services fees payable...................         497
         Administration fees payable........................         260
         Distribution and service fees payable--
          Service Class.....................................       1,832
         Other accrued expenses.............................       5,169
                                                             -----------
          Total Liabilities.................................     373,685
                                                             -----------
       Net Assets........................................... $ 9,380,692
                                                             ===========
       Net Assets consist of:
         Capital............................................ $12,614,689
         Accumulated net investment income/(loss)...........      (6,106)
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (3,678,596)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................     450,705
                                                             -----------
       Net Assets........................................... $ 9,380,692
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 6,133,776
         Shares of Beneficial Interest Outstanding..........     615,300
         Net Asset Value (offering and redemption price per
          share)............................................ $      9.97
                                                             ===========
       Service Class:
         Net Assets......................................... $ 3,246,916
         Shares of Beneficial Interest Outstanding..........     330,362
         Net Asset Value (offering and redemption price per
          share)............................................ $      9.83
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   144,786
        Interest.............................................      17,443
                                                              -----------
         Total Investment Income.............................     162,229
                                                              -----------
      Expenses:
        Advisory fees........................................      33,114
        Management services fees.............................       6,623
        Administration fees..................................       2,303
        Distribution and service fees--Service Class.........       7,461
        Transfer agent fees..................................      14,203
        Registration and filing fees.........................      23,085
        Custody fees.........................................      15,553
        Fund accounting fees.................................       4,386
        Other fees...........................................       8,084
                                                              -----------
         Total Expenses before reductions....................     114,812
         Less Expenses reduced by the Investment
          Advisor............................................     (22,254)
                                                              -----------
         Net Expenses........................................      92,558
                                                              -----------
      Net Investment Income/(Loss)...........................      69,671
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts
        Net realized gains/(losses) on investments...........  (1,057,806)
        Net realized gains/(losses) on swap contracts........    (651,027)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................     336,142
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contract......................  (1,372,691)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,303,020)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $      69,671     $     27,552
  Net realized gains/(losses) on investments and swap contracts..........................      (1,708,833)      (1,492,140)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         336,142          (54,148)
                                                                                            -------------     ------------
  Change in net assets resulting from operations.........................................      (1,303,020)      (1,518,736)
                                                                                            -------------     ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class........................................................................         (89,050)         (10,814)
   Service Class.........................................................................         (45,950)              --
                                                                                            -------------     ------------
  Change in net assets resulting from distributions......................................        (135,000)         (10,814)
                                                                                            -------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     145,141,067       65,739,296
   Service Class.........................................................................      14,408,371        3,687,557
  Dividends reinvested
   Investor Class........................................................................          84,984           10,525
   Service Class.........................................................................          45,572               --
  Cost of shares redeemed
   Investor Class........................................................................    (142,941,052)     (60,761,365)
   Service Class.........................................................................     (11,600,024)      (4,415,733)
                                                                                            -------------     ------------
  Change in net assets resulting from capital transactions...............................       5,138,918        4,260,280
                                                                                            -------------     ------------
  Change in net assets...................................................................       3,700,898        2,730,730
Net Assets:
  Beginning of year......................................................................       5,679,794        2,949,064
                                                                                            -------------     ------------
  End of year............................................................................   $   9,380,692     $  5,679,794
                                                                                            =============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      11,385,210        3,188,270
   Service Class.........................................................................       1,264,692          186,697
  Reinvested
   Investor Class........................................................................           8,645              653
   Service Class.........................................................................           4,703               --
  Redeemed
   Investor Class........................................................................     (11,090,708)      (2,913,662)
   Service Class.........................................................................        (980,638)        (213,341)
                                                                                            -------------     ------------
  Change in shares.......................................................................         591,904          248,617
                                                                                            =============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                  Investor Class
                                                             ---------------------------------------------------
                                                                                                    For the period
                                                                  For the            For the       July 26, 2000/(a)/
                                                                year ended         year ended           through
                                                             December 31, 2002  December 31, 2001  December 31, 2000
                                                             -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period........................    $    16.07         $    28.10         $    20.00
                                                                ----------         ----------         ----------
Investment Activities:
 Net investment income/(loss)...............................         0.24 /(b)/         0.41 /(b)/         0.23 /(b)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................         (6.19)            (12.39)              7.87
                                                                ----------         ----------         ----------
 Total income/(loss) from investment activities.............         (5.95)            (11.98)              8.10
                                                                ----------         ----------         ----------
Distributions to Shareholders From:
 Net investment income......................................         (0.15)             (0.05)                --
                                                                ----------         ----------         ----------
Net Asset Value, End of Period..............................    $     9.97         $    16.07         $    28.10
                                                                ==========         ==========         ==========
Total Return................................................        (37.00)%           (42.65)%            40.50%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $6,133,776         $5,016,139         $1,036,659
Ratio of expenses to average net assets.....................          1.93%              1.95%              1.60%/(d)/
Ratio of net investment income/(loss) to average net assets.          1.89%              1.87%              2.09%/(d)/
Ratio of expenses to average net assets*....................          2.40%              5.52%              2.41%/(d)/
Portfolio turnover/(e)/.....................................         2,370%             3,101%             1,811%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                    Service Class
                                                             ------------------------------------------------------
                                                                                                       For the period
                                                                   For the               For the      July 26, 2000/(a)/
                                                                 year ended            year ended          through
                                                              December 31, 2002     December 31, 2001 December 31, 2000
                                                             -----------------      ----------------- -----------------
Net Asset Value, Beginning of Period........................    $    15.95              $  28.02         $    20.00
                                                                ----------              --------         ----------
Investment Activities:
 Net investment income/(loss)...............................            --/(b),(c)/         0.10/(b)/          0.28/(b)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................         (5.99)               (12.17)              7.74
                                                                ----------              --------         ----------
 Total income/(loss) from investment activities.............         (5.99)               (12.07)              8.02
                                                                ----------              --------         ----------
Distributions to Shareholders From:
 Net investment income......................................         (0.13)                   --                 --
                                                                ----------              --------         ----------
Net Asset Value, End of Period..............................    $     9.83              $  15.95         $    28.02
                                                                ==========              ========         ==========
Total Return................................................        (37.53)%              (43.08)%            40.10%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $3,246,916              $663,655         $1,912,405
Ratio of expenses to average net assets.....................          2.95%                 2.95%              2.92%/(e)/
Ratio of net investment income/(loss) to average net assets.         (0.03)%                0.44%              2.52%/(e)/
Ratio of expenses to average net assets*....................          3.65%                 6.52%              3.74%/(e)/
Portfolio turnover/(f)/.....................................         2,370%                3,101%             1,811%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                  Wireless Communications UltraSector ProFund

   For the year ended December 31, 2002, the Wireless Communications UltraSector ProFund had a NAV total return of -80.37%* for Investor Class shares, compared to a return of -60.03% for the unmanaged Dow Jones U.S. Wireless Communications Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index. The Dow Jones U.S. Wireless Communications Index is an unmanaged index, which measures the performance of the wireless communications sector of the U.S. equity market.

   For the fiscal year, the Wireless Communications UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index (1.00 equals perfect correlation).

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Wireless Communications Index or any of the companies included in the Dow Jones U.S. Wireless Communications Index.

                                    [CHART]

Value of a $10,000 Investment

      Wireless Communications  Wireless Communications       Dow Jones U.S.
              - Investor              - Service          Wireless Communications
      -----------------------  -----------------------   -----------------------
6/19/00       $10,000                  $10,000                   $10,000
   6/00         8,465                    8,460                     8,988
   9/00         5,765                    5,745                     6,807
  12/00         2,855                    2,840                     4,429
   3/01         2,155                    2,125                     3,827
   6/01         2,417                    2,374                     4,204
   9/01         1,738                    1,702                     3,495
  12/01         1,666                    1,635                     3,456
   3/02           680                      665                     1,975
   6/02           289                      283                     1,178
   9/02           219                      213                     1,022
  12/02           327                      319                     1,382

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                      Since
                                    Inception
               1 Year               (6/19/00)
-----------------------------------------------
Investor      (80.37)%               (74.07)%
-----------------------------------------------
Service       (80.51)%               (74.34)%
-----------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the Wireless Communications UltraSector ProFund from 6/19/00 to 12/31/02.

   The performance of the Wireless Communications UltraSector ProFund is measured against the Dow Jones U.S. Wireless Communications Index, an unmanaged index generally representative of the performance of the wireless communications sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS                       Schedule of Portfolio
             Wireless Communications                  Investments
             UltraSector ProFund                December 31, 2002


             Common Stocks (75.2%)
                                                  Shares    Value
                                                  ------- ----------
            Alltel Corp..........................  18,040 $  920,039
            AT&T Wireless Services, Inc.*........ 136,950    773,768
            Nextel Communications, Inc.--Class A*  51,040    589,512
            Nextel Partners, Inc.--Class A*......   6,380     38,727
            Sprint Corp. (PCS Group)*............  54,890    240,418
            Telephone & Data Systems, Inc........   3,190    149,994
            Triton PCS Holdings, Inc.--Class A*..   3,740     14,698
            US Cellular Corp.*...................     880     22,018
            Western Wireless Corp.--Class A*.....   4,180     22,154
            Wireless Facilities, Inc.*...........   1,760     10,578
                                                          ----------
            TOTAL COMMON STOCKS..................          2,781,906
                                                          ----------

          Federal Home Loan Bank (32.9%)
                                                Principal
                                                 Amount       Value
                                                ---------- ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $1,215,000 $1,214,966
                                                ---------- ----------
         TOTAL FEDERAL HOME LOAN BANK..........             1,214,966
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $3,361,388)/(a)/--108.1%.......             3,996,872
         Net other assets/(liabilities)--(8.1)%              (299,412)
                                                           ----------
         NET ASSETS--100.0%....................            $3,697,460
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $5,528,363 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,166,975. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis as follows:

                   Unrealized appreciation..... $   646,106
                   Unrealized depreciation.....  (2,177,597)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,531,491)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $ 3,361,388)........... $  3,996,872
        Cash...............................................          212
        Dividends and interest receivable..................       26,426
        Receivable for investments sold....................       75,808
        Receivable for capital shares issued...............       15,000
        Prepaid expenses...................................       10,168
                                                            ------------
         Total Assets......................................    4,124,486
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................       95,496
        Unrealized depreciation on swap contracts..........      321,185
        Advisory fees payable..............................        3,331
        Administration fees payable........................          331
        Distribution and service fees payable--
         Service Class.....................................        1,269
        Other accrued expenses.............................        5,414
                                                            ------------
         Total Liabilities.................................      427,026
                                                            ------------
      Net Assets........................................... $  3,697,460
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 15,907,055
        Accumulated net investment income/(loss)...........      (39,337)
        Accumulated net realized gains/(losses) on
         investments and swap contracts....................  (12,484,557)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      314,299
                                                            ------------
      Net Assets........................................... $  3,697,460
                                                            ============
      Investor Class:
        Net Assets......................................... $  3,447,846
        Shares of Beneficial Interest Outstanding..........      527,079
        Net Asset Value (offering and redemption price per
         share)............................................ $       6.54
                                                            ============
      Service Class:
        Net Assets......................................... $    249,614
        Shares of Beneficial Interest Outstanding..........       39,186
        Net Asset Value (offering and redemption price per
         share)............................................ $       6.37
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    31,028
        Interest.............................................      15,962
                                                              -----------
         Total Investment Income.............................      46,990
                                                              -----------
      Expenses:
        Advisory fees........................................      28,535
        Management services fees.............................       5,707
        Administration fees..................................       1,952
        Distribution and service fees--Service Class.........       4,283
        Transfer agent fees..................................      10,401
        Registration and filing fees.........................      24,711
        Custody fees.........................................       6,224
        Fund accounting fees.................................       3,841
        Other fees...........................................       5,764
                                                              -----------
         Total Expenses before reductions....................      91,418
         Less Expenses reduced by the Investment
          Advisor............................................     (13,318)
                                                              -----------
         Net Expenses........................................      78,100
                                                              -----------
      Net Investment Income/(Loss)...........................     (31,110)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (3,078,172)
        Net realized gains/(losses) on swap contracts........  (2,248,759)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................     225,660
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (5,101,271)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,132,381)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                               For the           For the
                                                                                             year ended        year ended
                                                                                          December 31, 2002 December 31, 2001
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (31,110)    $    (19,766)
  Net realized gains/(losses) on investments and swap contracts..........................      (5,326,931)      (5,253,792)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         225,660          402,554
                                                                                            -------------     ------------
  Change in net assets resulting from operations.........................................      (5,132,381)      (4,871,004)
                                                                                            -------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     116,171,489       81,199,265
   Service Class.........................................................................       7,287,374        4,595,071
  Cost of shares redeemed
   Investor Class........................................................................    (109,734,607)     (75,533,857)
   Service Class.........................................................................      (6,765,239)      (4,189,135)
                                                                                            -------------     ------------
  Change in net assets resulting from capital transactions...............................       6,959,017        6,071,344
                                                                                            -------------     ------------
  Change in net assets...................................................................       1,826,636        1,200,340
Net Assets:
  Beginning of year......................................................................       1,870,824          670,484
                                                                                            -------------     ------------
  End of year............................................................................   $   3,697,460     $  1,870,824
                                                                                            =============     ============
Share Transactions:
  Issued
   Investor Class........................................................................      14,257,486        6,535,820
   Service Class.........................................................................         880,360          398,790
  Redeemed
   Investor Class........................................................................     (13,783,518)      (6,569,549)
   Service Class.........................................................................        (844,273)        (426,411)
                                                                                            -------------     ------------
  Change in shares.......................................................................         510,055          (61,350)
                                                                                            =============     ============

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                 Investor Class/(a)/
                                                             ----------------------------------------------------
                                                                                                      For the period
                                                                  For the             For the        June 19, 2000/(b)/
                                                                year ended          year ended            through
                                                             December 31, 2002   December 31, 2001   December 31, 2000
                                                             -----------------   -----------------   -----------------
Net Asset Value, Beginning of Period........................    $    33.32          $    57.10           $ 200.00
                                                                ----------          ----------           --------
Investment Activities:
 Net investment income/(loss)...............................         (0.06)/(c)/         (0.32)/(c)/        0.20 /(c)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.......................................        (26.72)             (23.46)           (143.10)
                                                                ----------          ----------           --------
 Total income/(loss) from investment activities.............        (26.78)             (23.78)           (142.90)
                                                                ----------          ----------           --------
Net Asset Value, End of Period..............................    $     6.54          $    33.32           $  57.10
                                                                ==========          ==========           ========
Total Return................................................        (80.37)%            (41.65)%           (71.45)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $3,447,846          $1,769,540           $496,021
Ratio of expenses to average net assets.....................          1.95%               1.95%              1.79%/(e)/
Ratio of net investment income/(loss) to average net assets.         (0.75)%             (0.62)%             0.39%/(e)/
Ratio of expenses to average net assets*....................          2.30%               3.34%              3.45%/(e)/
Portfolio turnover/(f)/.....................................         3,129%              2,512%             2,165%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                             Service Class/(a)/
                                                                          ----------------------------------------

                                                                               For the               For the
                                                                             year ended            year ended
                                                                          December 31, 2002     December 31, 2001
                                                                          -----------------     -----------------
Net Asset Value, Beginning of Period.....................................     $  32.69              $  56.80
                                                                              --------              --------
Investment Activities:
  Net investment income/(loss)...........................................        (0.11)/(c)/           (0.78)/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.............................................................       (26.21)               (23.33)
                                                                              --------              --------
  Total income/(loss) from investment activities.........................       (26.32)               (24.11)
                                                                              --------              --------
Net Asset Value, End of Period...........................................     $   6.37              $  32.69
                                                                              ========              ========
Total Return.............................................................       (80.51)%              (42.45)%
Ratios/Supplemental Data:
Net assets, end of year..................................................     $249,614              $101,284
Ratio of expenses to average net assets..................................         2.90%                 2.95%
Ratio of net investment income/(loss) to average net assets..............        (1.34)%               (1.37)%
Ratio of expenses to average net assets*.................................         3.26%                 4.34%
Portfolio turnover/(f)/..................................................        3,129%                2,512%

 Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                                                           For the period
                                                                          June 19, 2000/(b)/
                                                                               through
                                                                          December 31, 2000
                                                                          -----------------
Net Asset Value, Beginning of Period.....................................     $ 200.00
                                                                              --------
Investment Activities:
  Net investment income/(loss)...........................................        (0.50)/(c)/
  Net realized and unrealized gains/(losses) on investments and swap
   contracts.............................................................      (142.70)
                                                                              --------
  Total income/(loss) from investment activities.........................      (143.20)
                                                                              --------
Net Asset Value, End of Period...........................................     $  56.80
                                                                              ========
Total Return.............................................................       (71.60)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..................................................     $174,463
Ratio of expenses to average net assets..................................         2.91%/(e)/
Ratio of net investment income/(loss) to average net assets..............        (0.92)%/(e)/
Ratio of expenses to average net assets*.................................         4.56%/(e)/
Portfolio turnover/(f)/..................................................        2,165%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(b)/Commencement of operations
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                             Money Market ProFund

   The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2002, the Fund (Investor Class shares) returned 0.94%*.

   The assets of this Fund are part of a $11.2 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

* Past performance is not predictive of future results. The investment return will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS
Money Market ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investment in Cash Management Portfolio, at value
          (cost $621,395,471)............................... $621,395,471
         Prepaid expenses...................................       75,265
                                                             ------------
          Total Assets......................................  621,470,736
                                                             ------------
       Liabilities:
         Dividends payable..................................       81,799
         Management services fees payable...................      174,655
         Administration fees payable........................       17,439
         Distribution and service fees payable--
          Service Class.....................................       94,974
         Other accrued expenses.............................      244,979
                                                             ------------
          Total Liabilities.................................      613,846
                                                             ------------
       Net Assets........................................... $620,856,890
                                                             ============
       Net Assets consist of:
         Capital............................................ $620,850,356
         Accumulated net investment income/(loss)...........        6,534
                                                             ------------
          Net Assets........................................ $620,856,890
                                                             ============
       Investor Class:
         Net Assets......................................... $447,211,012
         Shares of Beneficial Interest Outstanding..........  447,207,209
         Net Asset Value (offering and redemption price per
          share)............................................ $       1.00
                                                             ============
       Service Class:
         Net Assets......................................... $173,645,878
         Shares of Beneficial Interest Outstanding..........  173,643,159
         Net Asset Value (offering and redemption price per
          share)............................................ $       1.00
                                                             ============

         Statement of Operations
                                  For the year ended December 31, 2002
        Investment Income:
          Investment income allocated from Cash Management
           Portfolio....................................... $9,732,966
          Expenses allocated from Cash Management
           Portfolio.......................................   (930,127)
                                                            ----------
           Total Investment Income.........................  8,802,839
                                                            ----------
        Expenses:
          Management services fees.........................  1,807,726
          Administration fees..............................    190,030
          Distribution and service fees--Service Class.....  1,029,558
          Transfer agent fees..............................  1,521,781
          Registration and filing fees.....................    186,113
          Other fees.......................................    539,922
                                                            ----------
           Total Expenses before reductions................  5,275,130
           Less Expenses reduced by a Third Party..........   (262,500)
                                                            ----------
           Net Expenses....................................  5,012,630
                                                            ----------
        Net Investment Income/(Loss).......................  3,790,209
                                                            ----------
          Realized and Unrealized Gains/(Losses) on
           Investments:
          Net realized gains/(losses) on investments.......      6,686
                                                            ----------
           Net realized and unrealized gains/(losses) on
            investments....................................      6,686
                                                            ----------
        Change In Net Assets Resulting from Operations..... $3,796,895
                                                            ==========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund


 Statements of Changes in Net Assets
                                                                 For the           For the
                                                               year ended        year ended
                                                            December 31, 2002 December 31, 2001
                                                            ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss).............................  $     3,790,209   $    16,691,959
  Net realized gains/(losses) on investments...............            6,686            23,482
                                                             ---------------   ---------------
  Change in net assets resulting from operations...........        3,796,895        16,715,441
                                                             ---------------   ---------------
Distributions to Shareholders From:
  Net investment income....................................
   Investor Class..........................................       (3,751,131)      (13,263,501)
   Service Class...........................................          (82,535)       (3,428,458)
                                                             ---------------   ---------------
  Change in net assets resulting from distributions........       (3,833,666)      (16,691,959)
                                                             ---------------   ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class..........................................    6,250,388,219     7,917,069,405
   Service Class...........................................    1,161,295,336     2,509,141,351
  Dividends reinvested
   Investor Class..........................................        1,674,004        13,993,036
   Service Class...........................................           12,758         3,926,141
  Cost of shares redeemed
   Investor Class..........................................   (6,103,369,055)   (7,988,225,381)
   Service Class...........................................   (1,087,828,209)   (2,578,736,905)
                                                             ---------------   ---------------
  Change in net assets resulting from capital transactions.      222,173,053      (122,832,353)
                                                             ---------------   ---------------
  Change in net assets.....................................      222,136,282      (122,808,871)
Net Assets:
  Beginning of year........................................      398,720,608       521,529,479
                                                             ---------------   ---------------
  End of year..............................................  $   620,856,890   $   398,720,608
                                                             ===============   ===============
Share Transactions:
  Issued
   Investor Class..........................................    6,250,388,233     7,917,069,405
   Service Class...........................................    1,161,295,336     2,509,141,351
  Reinvested
   Investor Class..........................................        1,674,004        13,993,036
   Service Class...........................................           12,758         3,926,141
  Redeemed
   Investor Class..........................................   (6,103,369,056)   (7,988,225,381)
   Service Class...........................................   (1,087,828,209)   (2,578,736,905)
                                                             ---------------   ---------------
  Change in shares.........................................      222,173,066      (122,832,353)
                                                             ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.

                                                                      Investor Class
                               ----------------------------------------------------------------------------------------
                                    For the             For the           For the           For the           For the
                                  year ended          year ended        year ended        year ended        year ended
                               December 31, 2002   December 31, 2001 December 31, 2000 December 31, 1999 December 31, 1998
                               -----------------   ----------------- ----------------- ----------------- -----------------
Net Asset Value, Beginning of
 Period.......................   $      1.000        $      1.000      $      1.000      $      1.000       $     1.000
                                 ------------        ------------      ------------      ------------       -----------
Investment Activities:
 Net investment
   income/(loss)/(b)/.........          0.009/(a)/          0.032             0.056             0.044             0.047/(a)/
                                 ------------        ------------      ------------      ------------       -----------
Distributions to Shareholders
 From:
 Net investment income........         (0.009)             (0.032)           (0.056)           (0.044)           (0.047)
                                 ------------        ------------      ------------      ------------       -----------
Net Asset Value, End of Period   $      1.000        $      1.000      $      1.000      $      1.000       $     1.000
                                 ============        ============      ============      ============       ===========
Total Return..................           0.94%               3.28%             5.74%             4.48%             4.84%
Ratios/Supplemental Data:
Net assets, end of year.......   $447,211,012        $298,545,734      $355,691,554      $198,555,252       $62,026,228
Ratio of expenses to average
 net assets/(b)/..............           0.98%               1.08%             0.86%             0.83%             0.85%
Ratio of net investment
 income/(loss) to average net
 assets/(b)/..................           0.93%               3.30%             5.62%             4.46%             4.81%
Ratio of expenses to average
 net assets*/(b)/.............           1.03%               1.08%             0.86%             0.83%             1.18%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(b)/Per share amounts and percentages include the expense allocation of the Cash Management Portfolio Master Fund.

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights
 (continued)
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.

                                                                       Service Class
                               ----------------------------------------------------------------------------------------
                                    For the             For the           For the           For the           For the
                                  year ended          year ended        year ended        year ended        year ended
                               December 31, 2002   December 31, 2001 December 31, 2000 December 31, 1999 December 31, 1998
                               -----------------   ----------------- ----------------- ----------------- -----------------
Net Asset Value, Beginning of
 Period.......................   $      1.000        $      1.000      $      1.000      $      1.000       $     1.000
                                 ------------        ------------      ------------      ------------       -----------
Investment Activitites:
 Net investment
   income/(loss)/(b)/.........          0.001/(a)/          0.022             0.046             0.034             0.037/(a)/
                                 ------------        ------------      ------------      ------------       -----------
Distributions to Shareholders
 From:
 Net investment income........         (0.001)             (0.022)           (0.046)           (0.034)           (0.037)
                                 ------------        ------------      ------------      ------------       -----------
Net Asset Value, End of Period   $      1.000        $      1.000      $      1.000      $      1.000       $     1.000
                                 ============        ============      ============      ============       ===========
Total Return..................           0.06%               2.26%             4.69%             3.44%             3.81%
Ratios/Supplemental Data:
Net assets, end of year.......   $173,645,878        $100,174,874      $165,837,925      $107,944,066       $15,406,187
Ratio of expenses to average
 net assets/(b)/..............           1.72%               2.06%             1.85%             1.83%             1.87%
Ratio of net investment
 income/(loss) to average net
 assets/(b)/..................           0.06%               2.39%             4.65%             3.45%             3.43%
Ratio of expenses to average
 net assets*/(b)/.............           1.78%               2.06%             1.85%             1.83%             2.18%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(b)/Per share amounts and percentages include the expense allocation of the Cash Management Portfolio Master Fund.

              See accompanying notes to the financial statements.

PROFUNDS

                         Notes to Financial Statements
                               December 31, 2002

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. Deutsche Asset Management, Inc. is the investment advisor for the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). Currently, the Trust consists of ninety-six separately managed series, seventy-seven of which are operational as of December 31, 2002. These accompanying financial statements relate to the following portfolios: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Europe 30 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, U.S. Government Plus ProFund, UltraBull ProFund, UltraDow 30 ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, Rising Rates Opportunity ProFund, UltraBear ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund and Money Market ProFund (collectively, the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund (other than the Money Market ProFund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of December 31, 2002 was approximately 5.5%. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Money Market ProFund's financial statements. The U.S. Government Plus ProFund, Short Small-Cap ProFund, Short OTC ProFund and Rising Rates Opportunity ProFund commenced operations on May 1, 2002. The UltraDow 30 ProFund and Precious Metals UltraSector ProFund commenced operations on June 3, 2002. The Large-Cap Value ProFund and Large-Cap Growth ProFund commenced operations on October 1, 2002.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Security Valuation

   Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

   For the ProFunds (other than the Money Market ProFund), futures contracts are valued at their last sale price prior to the ProFund's determination of net asset value (ordinarily, 4:00 p.m. Eastern Time). Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFunds' Board of Trustees.

PROFUNDS

                               December 31, 2002


   Repurchase Agreements

   Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Money Market ProFund, Deutsche Asset Management, Inc., will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

   The ProFunds require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFunds (other than the Money Market ProFund) may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

PROFUNDS

                               December 31, 2002


   The following are the segregated cash balances with brokers for futures contracts as of December 31, 2002:

                                                 Balance
                                               -----------
                      Bull ProFund............ $   265,317
                      Mid-Cap ProFund.........     273,600
                      Small-Cap ProFund.......     636,058
                      OTC ProFund.............      95,850
                      Europe 30 ProFund.......     108,945
                      Large-Cap Value ProFund.       7,835
                      Large-Cap Growth ProFund       7,835
                      Mid-Cap Value ProFund...       5,950
                      Mid-Cap Growth ProFund..       5,950
                      Small-Cap Value ProFund.       4,940
                      Small-Cap Growth ProFund       4,940
                      UltraBull ProFund.......   3,868,073
                      UltraDow 30 ProFund.....     240,483
                      UltraMid-Cap ProFund....     826,080
                      UltraSmall-Cap ProFund..   2,375,590
                      UltraOTC ProFund........  11,724,030
                      Short Small-Cap ProFund.   1,530,251
                      Short OTC ProFund.......      36,026
                      UltraBear ProFund.......   3,507,469
                      UltraShort OTC ProFund..       5,610

   Index Options and Options on Futures Contracts

   The ProFunds (other than the Money Market ProFund) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

   Foreign Currency Transactions

   The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Europe 30 ProFund and the UltraJapan ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

   Swap Contracts

   The ProFunds (other than the Money Market ProFund) may enter into equity index, total return or interest rate swap contracts for purposes of pursuing their investment objectives or as a substitute for investing directly in securities, or to hedge a position.

PROFUNDS

                               December 31, 2002

   Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount are recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   The ProFunds (other than the Money Market ProFund) may invest in swaps that provide the opposite return of the particular index (short the index). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional value outstanding and that dividends on the underlying securities of the index reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

PROFUNDS

                               December 31, 2002


   At December 31, 2002, the following swap contracts were outstanding and were collateralized by the securities and cash of each particular ProFund:

                                                                                                      Unrealized
                                       Notional    Termination               Return                 Appreciation/
                                        Amount        Date                  Benchmark               (Depreciation)
                                    -------------  ----------- ------------------------------------ --------------
Small-Cap ProFund.................. $   1,623,121    1/27/03   Russell 2000 Index                    $  (205,031)
U.S. Government Plus ProFund.......    19,283,942    1/29/03   30-Year U.S. Treasury Bond                  9,890
UltraBull ProFund..................    26,896,810    1/27/03   S&P 500 Index                             138,426
UltraDow 30 ProFund................     7,520,714    1/27/03   Dow Jones Industrial Average               14,097
UltraMid-Cap ProFund...............    18,371,468    1/27/03   S&P MidCap 400 Index                      234,299
UltraSmall-Cap ProFund.............    19,390,294    1/27/03   Russell 2000 Index                       (676,657)
UltraOTC ProFund...................   143,961,514    1/27/03   NASDAQ-100 Index                       (1,587,150)
Bear ProFund.......................   (75,954,707)   1/27/03   S&P 500 Index                            (391,294)
Short Small-Cap ProFund............   (90,215,631)   1/27/03   Russell 2000 Index                        260,117
Short OTC ProFund..................   (13,371,477)   1/27/03   NASDAQ-100 Index                          242,226
Rising Rates Opportunity...........   (14,214,354)   1/29/03   30-Year U.S. Treasury Bond                 (5,702)
UltraBear ProFund..................   (41,592,246)   1/27/03   S&P 500 Index                            (252,994)
UltraShort OTC ProFund.............  (229,265,087)   1/27/03   NASDAQ-100 Index                        3,187,379
Banks UltraSector ProFund..........       551,360    1/23/03   DJ US Banks Index                          (4,523)
Basic Materials UltraSector
 ProFund...........................       584,970    1/23/03   DJ US Basic Materials Index                (4,201)
Biotechnology UltraSector ProFund..     2,831,631    1/23/03   DJ US Biotechnology Index                (204,688)
Energy UltraSector ProFund.........     2,812,435    1/23/03   DJ US Energy Index                       (111,013)
Financial UltraSector ProFund......     1,868,669    1/23/03   DJ US Financial Index                     (33,519)
Healthcare UltraSector ProFund.....     1,689,708    1/23/03   DJ US Healthcare Index                    (29,015)
Internet UltraSector ProFund.......     4,951,739    1/23/03   DJ US Internet Index                     (349,317)
Pharmaceuticals UltraSector
 ProFund...........................     1,966,246    1/23/03   DJ US Pharmaceuticals Index               (18,561)
Precious Metals UltraSector
 ProFund...........................    37,136,252    1/23/03   Philadelphia Stock Exchange Gold and     (455,983)
                                                                Silver Sector Index
Real Estate UltraSector ProFund....     4,996,729    1/23/03   DJ US Real Estate Index                    61,649
Semiconductor UltraSector
 ProFund...........................     3,083,414    1/23/03   DJ US Semiconductor Index                (234,258)
Technology UltraSector ProFund.....     2,167,857    1/23/03   DJ US Technology Index                    (66,579)
Telecommunications UltraSector
 ProFund...........................     4,533,528    1/23/03   DJ US Telecommunications Index           (203,793)
Utilities UltraSector ProFund......     6,975,988    1/23/03   DJ US Utilities Index                      32,621
Wireless Communications UltraSector
 ProFund...........................     3,127,974    1/23/03   DJ US Wireless Communications Index      (321,185)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

   The Money Market ProFund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Money Market ProFund accrues its own expenses.

PROFUNDS

                               December 31, 2002


   Distributions to Shareholders

   Each of the ProFunds (except the Money Market ProFund, U.S. Government Plus ProFund and the Real Estate UltraSector ProFund) intends to declare and distribute to its shareholders annually all of the year's net investment income. Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. Net realized capital gains, if any, will be distributed annually.

   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, Short Small-Cap ProFund, Short OTC ProFund, Rising Rates Opportunity ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFunds, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFunds, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund and Wireless Communications UltraSector ProFund have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

   Federal Income Taxes

   Each of the ProFunds (except the Money Market ProFund) intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income taxes on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability. The Money Market ProFund is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

   Organization Costs

   Costs incurred by the Trust (including the Bull ProFund, UltraBull ProFund, UltraOTC ProFund, Bear ProFund, UltraBear ProFund and Money Market ProFund) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933, prior to the adoption of Statement of Position
   (SOP) 98-5, have been deferred and have been amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities. As of the period ended December 31, 2002, the organization costs have been fully amortized.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund of 0.75%. The UltraJapan ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%. The OTC ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.70%. The U.S. Government Plus ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.50%.

   For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets from $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund Advisors LLC may receive 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

PROFUNDS

                               December 31, 2002


   Under a Distribution and Service Plan, adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers ("Authorized Firms") and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

   During the year ended December 31, 2002, the Money Market ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Had the Money Market ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares the Distribution and Service Fees would have been $1,145,077 for the year ended December 31, 2002.

   During the year ended December 31, 2002, the Cash Management Portfolio's investment adviser voluntarily reimbursed $262,500 of certain operating expenses of the Money Market ProFund.

   Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and a Trustee receive no compensation from the ProFunds for serving in their respective roles. Each Non-Interested Trustee was compensated $10,000 in annual meeting and retainer fees.

PROFUNDS

                               December 31, 2002


   The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse other expenses of the ProFunds for the period ended December 31, 2002 in order to limit the annual operating expenses as follows:

                                                      Investor Service
                                                       Class    Class
                                                      -------- -------
          Bull ProFund...............................   1.95%   2.95%
          Mid-Cap ProFund............................   1.95%   2.95%
          Small-Cap ProFund..........................   1.95%   2.95%
          OTC ProFund................................   1.95%   2.95%
          Europe 30 ProFund..........................   1.95%   2.95%
          Mid-Cap Value ProFund......................   1.95%   2.95%
          Mid-Cap Growth ProFund.....................   1.95%   2.95%
          Small-Cap Value ProFund....................   1.95%   2.95%
          Small-Cap Growth ProFund...................   1.95%   2.95%
          U.S. Government Plus ProFund...............   1.70%   2.70%
          UltraBull ProFund..........................   1.95%   2.95%
          UltraDow 30 ProFund........................   1.95%   2.95%
          UltraMid-Cap ProFund.......................   1.95%   2.95%
          UltraSmall-Cap ProFund.....................   1.95%   2.95%
          UltraOTC ProFund...........................   1.95%   2.95%
          UltraJapan ProFund.........................   1.95%   2.95%
          Bear ProFund...............................   1.95%   2.95%
          Short Small-Cap ProFund....................   1.95%   2.95%
          Short OTC ProFund..........................   1.95%   2.95%
          Rising Rates Opportunity ProFund...........   1.95%   2.95%
          UltraBear ProFund..........................   1.95%   2.95%
          UltraShort OTC ProFund.....................   1.95%   2.95%
          Banks UltraSector ProFund..................   1.95%   2.95%
          Basic Materials UltraSector ProFund........   1.95%   2.95%
          Biotechnology UltraSector ProFund..........   1.95%   2.95%
          Energy UltraSector ProFund.................   1.95%   2.95%
          Financial UltraSector ProFund..............   1.95%   2.95%
          Healthcare UltraSector ProFund.............   1.95%   2.95%
          Internet UltraSector ProFund...............   1.95%   2.95%
          Pharmaceuticals UltraSector ProFund........   1.95%   2.95%
          Precious Metals UltraSector ProFund........   1.95%   2.95%
          Real Estate UltraSector ProFund............   1.95%   2.95%
          Semiconductor UltraSector ProFund..........   1.95%   2.95%
          Technology UltraSector ProFund.............   1.95%   2.95%
          Telecommunications UltraSector ProFund.....   1.95%   2.95%
          Utilities UltraSector ProFund..............   1.95%   2.95%
          Wireless Communications UltraSector ProFund   1.95%   2.95%

PROFUNDS

                               December 31, 2002


   The Advisor may request and receive reimbursement of the advisory and management services fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the ProFund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of December 31, 2002, the reimbursement that may potentially be made by the ProFunds is as follows:

                                            Expires 2003 Expires 2004 Expires 2005
                                            ------------ ------------ ------------
Mid-Cap ProFund............................   $    --      $23,183      $48,238
Small-Cap ProFund..........................        --           --        6,034
OTC ProFund................................        --       16,772           --
Europe 30 ProFund..........................    88,343       71,508       18,691
Mid-Cap Value ProFund......................        --       11,350       19,338
Mid-Cap Growth ProFund.....................        --           --       40,346
Small-Cap Value ProFund....................        --        2,195        9,277
Small-Cap Growth ProFund...................        --       11,812       41,424
U.S. Government Plus ProFund...............        --           --       11,913
UltraDow 30 ProFund........................        --           --       11,224
UltraMid-Cap ProFund.......................    20,561       46,469       45,766
UltraSmall-Cap ProFund.....................    61,244       82,488           --
UltraJapan ProFund.........................    21,297       28,554       37,655
Bear ProFund...............................        --        9,671           --
Short OTC ProFund..........................        --           --        9,406
Banks UltraSector ProFund..................        --        5,087       44,063
Basic Materials UltraSector ProFund........        --        7,074       57,167
Biotechnology UltraSector ProFund..........     5,833       46,884       47,051
Energy UltraSector ProFund.................    14,879       47,527       31,685
Financial UltraSector ProFund..............     8,259       56,852       33,193
Healthcare UltraSector ProFund.............     6,456       34,448       42,551
Internet UltraSector ProFund...............    14,865       42,216       20,620
Pharmaceuticals UltraSector ProFund........     8,448       22,448       38,251
Precious Metals UltraSector ProFund........        --           --       21,246
Real Estate UltraSector ProFund............    26,861        5,325       23,454
Semiconductor UltraSector ProFund..........    12,162       50,804       31,258
Technology UltraSector ProFund.............    17,984       42,984       29,917
Telecommunications UltraSector ProFund.....    14,300       45,544       18,182
Utilities UltraSector ProFund..............     7,160       60,354       22,254
Wireless Communications UltraSector ProFund     9,645       40,103       13,318

PROFUNDS

                               December 31, 2002


4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2002 were as follows:

                                                 Purchases        Sales
                                               -------------- --------------
   Bull ProFund............................... $  948,588,271 $  859,771,287
   Mid-Cap ProFund............................    243,486,102    231,515,015
   Small-Cap ProFund..........................    132,948,933     87,061,446
   OTC ProFund................................    250,440,267    145,286,145
   Europe 30 ProFund..........................    113,358,834    104,723,457
   Large-Cap Value ProFund....................    183,123,933    126,285,626
   Large-Cap Growth ProFund...................     75,387,295     42,828,236
   Mid-Cap Value ProFund......................    307,218,263    304,518,635
   Mid-Cap Growth ProFund.....................    165,244,790    169,468,194
   Small-Cap Value ProFund....................    514,636,188    542,033,109
   Small-Cap Growth ProFund...................    261,138,640    262,096,489
   U.S. Government Plus ProFund...............     12,928,428      9,519,966
   UltraBull ProFund..........................  1,062,854,546  1,039,409,454
   UltraDow 30 ProFund........................     53,360,739     38,336,593
   UltraMid-Cap ProFund.......................    817,714,849    824,050,341
   UltraSmall-Cap ProFund.....................    685,154,093    726,300,869
   UltraOTC ProFund...........................  1,152,958,304  1,229,488,859
   Banks UltraSector ProFund..................     60,912,358     62,770,694
   Basic Materials UltraSector ProFund........    188,082,898    187,573,674
   Biotechnology UltraSector ProFund..........    101,892,564    108,616,100
   Energy UltraSector ProFund.................     82,349,584     82,363,620
   Financial UltraSector ProFund..............     80,691,845     83,475,848
   Healthcare UltraSector ProFund.............     61,069,886     65,330,369
   Internet UltraSector ProFund...............    105,795,436    104,232,504
   Pharmaceuticals UltraSector ProFund........     72,402,732     79,238,116
   Real Estate UltraSector ProFund............    265,049,090    263,733,186
   Semiconductor UltraSector ProFund..........     87,671,098     85,699,035
   Technology UltraSector ProFund.............     50,790,499     52,991,511
   Telecommunications UltraSector ProFund.....     62,585,598     60,427,319
   Utilities UltraSector ProFund..............     96,613,910     92,831,587
   Wireless Communications UltraSector ProFund     80,208,180     75,991,981

5. Concentration of Credit Risk

   Each UltraSector ProFund maintains exposure to a limited number of issuers conducting business in a specific market sector or industry sector. It is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

PROFUNDS

                               December 31, 2002


6. Federal Income Tax Information

   At December 31, 2002 (except as noted below), the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                          Expires     Expires     Expires      Expires
                                           2007        2008        2009         2010          Total
                                        ----------- ----------- ------------ ------------ --------------
Bull ProFund........................... $        -- $        -- $  9,258,549 $  1,992,681 $   11,251,230
Small-Cap ProFund*.....................          --          --           --    2,637,941      2,637,941
OTC ProFund*...........................          --          --           --    1,890,812      1,890,812
Europe 30 ProFund......................          --   1,270,802    2,017,827      367,681      3,656,310
Mid-Cap Value ProFund*.................          --          --           --      708,662        708,662
UltraBull ProFund......................          --   6,514,074   40,440,048   40,128,771     87,082,893
UltraDow 30 ProFund*...................          --          --           --      556,864        556,864
UltraMid-Cap ProFund*..................          --     369,579   24,122,480    9,759,870     34,251,929
UltraSmall-Cap ProFund*................          --   6,173,912   16,657,260   35,730,131     58,561,303
UltraOTC ProFund.......................          --  68,463,350  816,164,498  463,333,932  1,347,961,780
UltraJapan ProFund.....................          --   4,050,861    4,957,917   12,191,300     21,200,078
Short OTC ProFund*.....................          --          --           --      202,576        202,576
Rising Rates Opportunity ProFund*......          --          --           --      325,937        325,937
UltraBear ProFund......................          --   9,179,616           --           --      9,179,616
UltraShort OTC ProFund.................  41,464,281  58,870,280           --           --    100,334,561
Basic Materials UltraSector ProFund*...          --          --       43,782    3,176,290      3,220,072
Biotechnology UltraSector ProFund*.....          --     801,852    6,914,824    5,470,800     13,187,476
Energy UltraSector ProFund*............          --     506,323    3,368,358    1,078,520      4,953,201
Financial UltraSector ProFund*.........          --   2,513,967    5,060,053      404,797      7,978,817
Healthcare UltraSector ProFund*........          --     609,072    1,079,973    5,272,420      6,961,465
Internet UltraSector ProFund*..........          --     593,993    2,519,097    4,387,428      7,500,518
Pharmaceuticals UltraSector ProFund*...          --   1,785,536    1,213,236    1,731,479      4,730,251
Precious Metals UltraSector ProFund*...          --          --           --    3,873,265      3,873,265
Real Estate UltraSector ProFund*.......          --   2,172,251      957,144    2,553,791      5,683,186
Semiconductor UltraSector ProFund*.....          --     979,417    3,939,307    3,163,744      8,082,468
Technology UltraSector ProFund*........          --      38,049    5,798,555    3,453,943      9,290,547
Telecommunications UltraSector ProFund*          --      21,460    3,178,288      355,821      3,555,569
Utilities UltraSector ProFund*.........          --          --    1,522,694      579,635      2,102,329
Wireless Communications UltraSector
 ProFund*..............................          --     603,778    5,474,258    2,323,178      8,401,214

   ---
   *Information reflected as of the ProFund's tax year end of October 31, 2002.

   Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2003:

                                                            Post-October
                                                               Losses
                                                            ------------
       Bull ProFund........................................ $ 1,182,781
       UltraBull ProFund...................................   9,318,916
       UltraOTC ProFund....................................  79,450,809
       UltraJapan ProFund..................................     206,459
       Bear ProFund........................................     481,967
       UltraBear ProFund...................................   2,590,921
       UltraShort OTC ProFund..............................   9,815,310

PROFUNDS

                               December 31, 2002


   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follows:

                                Distributions paid from
                                -----------------------
                                                Net                   Tax Return     Total
                                 Ordinary    Long-Term  Total Taxable     of     Distributions
                                  Income       Gains    Distributions  Capital       Paid
                                 ----------  ---------  ------------- ---------- -------------
Large-Cap Value ProFund........ $  654,631     $781      $  655,412    $     --   $  655,412
Large-Cap Growth ProFund.......      7,030      781           7,811          --        7,811
Small-Cap Growth ProFund.......    918,790       --         918,790          --      918,790
U.S. Government Plus ProFund...    397,231       --         397,231          --      397,231
UltraDow 30 ProFund............      8,000       --           8,000          --        8,000
Short OTC ProFund..............     37,000       --          37,000          --       37,000
UltraBear ProFund..............      1,082       --           1,082          --        1,082
UltraShort OTC ProFund.........  3,673,000       --       3,673,000          --    3,673,000
Banks UltraSector ProFund......     25,000       --          25,000          --       25,000
Financial UltraSector ProFund..      1,499       --           1,499          --        1,499
Real Estate UltraSector ProFund    336,230       --         336,230     232,642      568,872
Utilities UltraSector ProFund..    135,000       --         135,000          --      135,000
Money Market ProFund...........  3,966,396       --       3,966,396          --    3,966,396

   The following ProFund's net long-term capital gains distribution designated for federal income tax purposes differs from the amount above due to the utilization of earnings and profits distributed to shareholders upon redemption of shares.

                                                 Amount
                                                --------
                        Short Small-Cap ProFund $442,775

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2001, were as follows:

                                              Distributions paid from
                                             -------------------------
                                                             Total
                                              Ordinary   Distributions
                                               Income        Paid
                                             ----------- -------------
         Mid-Cap ProFund.................... $     8,819  $     8,819
         Small-Cap ProFund..................      31,143       31,143
         Mid-Cap Value ProFund..............     236,477      236,477
         Mid-Cap Growth ProFund.............     184,251      184,251
         Small-Cap Value ProFund............     256,686      256,686
         Small-Cap Growth ProFund...........     170,900      170,900
         UltraJapan ProFund.................         798          798
         UltraBear ProFund..................     509,123      509,123
         UltraShort OTC ProFund.............   5,461,729    5,461,729
         Banks UltraSector ProFund..........       7,948        7,948
         Basic Materials UltraSector ProFund       4,535        4,535
         Real Estate UltraSector ProFund....     512,224      512,224
         Utilities UltraSector ProFund......      10,814       10,814
         Money Market ProFund...............  19,024,761   19,024,761

PROFUNDS

                               December 31, 2002


   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                    Total
                                       Undistributed             Accumulated      Unrealized     Accumulated
                                         Ordinary    Dividends   Capital and    Appreciation/     Earnings/
                                          Income      Payable    Other Losses   (Depreciation)    (Deficit)
                                       ------------- --------- ---------------  -------------- ---------------
Bull ProFund..........................   $      --   $     --  $   (12,434,011) $ (22,314,827) $   (34,748,838)
Mid-Cap ProFund.......................     319,667         --               --     (1,684,002)      (1,364,335)
Small-Cap ProFund.....................    (114,226)        --       (4,484,214)      (247,783)      (4,846,222)
OTC ProFund...........................    (251,289)        --       (2,564,425)    (6,957,789)      (9,773,503)
Europe 30 ProFund.....................      43,294         --       (3,656,310)    (1,245,574)      (4,858,590)
Large-Cap Value ProFund...............     186,896         --               --     (3,624,348)      (3,437,452)
Large-Cap Growth ProFund..............      (5,709)        --         (171,605)    (1,956,632)      (2,133,946)
Mid-Cap Value ProFund.................      (8,134)        --       (1,443,133)      (890,738)      (2,342,005)
Mid-Cap Growth ProFund................     (22,477)        --         (510,904)      (999,436)      (1,532,817)
Small-Cap Value ProFund...............     (26,920)        --         (614,244)    (4,110,802)      (4,751,966)
Small-Cap Growth ProFund..............     (45,920)        --         (311,429)      (334,334)        (691,683)
U.S. Government Plus ProFund..........     438,268         --               --        117,600          555,868
UltraBull ProFund.....................          --         --      (96,387,150)   (58,706,560)    (155,093,710)
UltraDow 30 ProFund...................         776         --         (703,222)      (502,002)      (1,204,448)
UltraMid-Cap ProFund..................     (89,422)        --      (40,860,041)    (4,985,596)     (45,935,059)
UltraSmall-Cap ProFund................    (106,261)        --      (59,650,153)    (1,172,871)     (60,929,285)
UltraOTC Pro Fund.....................          --         --   (1,427,412,589)  (452,617,811)  (1,880,030,400)
UltraJapan ProFund....................          --         --      (21,406,537)            (7)     (21,406,544)
Bear ProFund..........................          --         --         (481,967)      (384,067)        (866,034)
Short Small-Cap ProFund...............     (95,170)        --       (1,337,868)       610,654         (822,384)
Short OTC ProFund.....................          10         --       (1,603,346)       250,231       (1,353,105)
Rising Rates Opportunity ProFund......    (184,007)        --       (2,239,409)        (2,854)      (2,426,270)
UltraBear ProFund.....................          --         --      (11,770,537)      (248,689)     (12,019,226)
UltraShort OTC ProFund................      19,374         --     (110,149,871)     3,178,132     (106,952,365)
Banks UltraSector ProFund.............      68,126         --         (138,928)       (17,677)         (88,479)
Basic Materials UltraSector ProFund...       9,006         --       (3,221,061)      (483,234)      (3,695,289)
Biotechnology UltraSector ProFund.....     (28,648)        --      (13,584,842)    (3,364,086)     (16,977,576)
Energy UltraSector ProFund............       5,732         --       (4,954,127)    (1,798,210)      (6,746,605)
Financial UltraSector ProFund.........      (7,594)        --       (8,453,279)    (1,430,492)      (9,891,365)
Healthcare UltraSector ProFund........        (372)        --       (7,089,402)      (219,827)      (7,309,601)
Internet UltraSector ProFund..........     (99,981)        --       (6,652,658)    (2,754,104)      (9,506,743)
Pharmaceuticals UltraSector ProFund...       7,806         --       (5,126,310)      (503,114)      (5,621,618)
Precious Metals UltraSector ProFund...     (53,841)        --         (833,748)      (442,177)      (1,329,766)
Real Estate UltraSector ProFund.......    (212,246)        --       (5,591,619)    (1,021,432)      (6,825,297)
Semiconductor UltraSector ProFund.....     (26,808)        --       (9,890,036)    (5,809,877)     (15,726,721)
Technology UltraSector ProFund........     (16,806)        --       (9,261,894)    (1,901,599)     (11,180,299)
Telecommunications UltraSector ProFund     (28,452)        --       (3,429,212)      (719,748)      (4,177,412)
Utilities UltraSector ProFund.........       2,813         --       (2,598,136)      (638,674)      (3,233,997)
Wireless Communications UltraSector
 ProFund..............................     (13,676)        --      (10,317,582)    (1,878,337)     (12,209,595)
Money Market ProFund..................      88,333    (81,799)              --             --            6,534

                       Report of Independent Accountants



To the Board of Trustees and Shareholders of ProFunds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bull ProFund, the Mid-Cap ProFund, the Small-Cap ProFund, the OTC ProFund, the Europe 30 ProFund, the Large-Cap Value ProFund, the Large-Cap Growth ProFund, the Mid-Cap Value ProFund, the Mid-Cap Growth ProFund, the Small-Cap Value ProFund, the Small-Cap Growth ProFund, the US Government Plus ProFund, the UltraBull ProFund, the UltraDow 30 ProFund, the UltraMid-Cap ProFund, the UltraSmall-Cap ProFund, the UltraOTC ProFund, the UltraJapan ProFund, the Bear ProFund, the Short Small-Cap ProFund, the Short OTC ProFund, the Rising Rates Opportunity ProFund, the UltraBear ProFund, the UltraShort OTC ProFund, the Banks ProFund, the Basic Materials ProFund, the Biotechnology ProFund, the Energy ProFund, the Financial ProFund, the Healthcare ProFund, the Internet ProFund, the Pharmaceuticals ProFund, the Precious Metals ProFund, the Real Estate ProFund, the Semiconductor ProFund, the Technology ProFund, the Telecommunications ProFund, the Utilities ProFund, the Wireless Communications ProFund, and the Money Market ProFund (hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 26, 2003

                       Trustees and Officers of ProFunds

                                                                                      Number of
                                                                                      Portfolios
                                           Term of                                     in Fund       Other
                             Position(s) Office and                                    Complex   Directorships
                              Held with   Length of      Principal Occupation(s)       Overseen     Held by
Name, Address and Birth Date  the Trust  Time Served       During Past 5 Years        by Trustee    Trustee
---------------------------- ----------- ----------- -------------------------------- ---------- -------------
  Non-Interested Trustees
  Russell S. Reynolds, III     Trustee   Indefinite: Directorship Search Group, Inc.      77     Directorship
  c/o ProFunds                           10/97 to    (Executive Recruitment):                    Search
  7501 Wisconsin Avenue,                 present     Managing Director [March 1993               Group, Inc.
  Suite 1000                                         to present]
  Bethesda, MD 20814
  Birth Date: 7/21/57

  Michael C. Wachs             Trustee   Indefinite: AMC Delancey Group, Inc.             77     AMC
  c/o ProFunds                           10/97 to    (Real Estate Development):                  Delancey
  7501 Wisconsin Avenue,                 present     Vice President [January 2001 to             Group, Inc.
  Suite 1000                                         present]; Delancey Investment
  Bethesda, MD 20814                                 Group, Inc. (Real Estate
  Birth Date: 10/21/61                               Development): Vice President
                                                     [May 1996 to December 2000]

  Interested Trustee
  Michael L. Sapir*            Trustee   Indefinite: Chairman and Chief Executive         77     None
  7501 Wisconsin Avenue,                 4/97 to     Officer of the Advisor [May 1997
  Suite 1000                             present     to present]
  Bethesda, MD 20814
  Birth Date: 5/19/58

------
* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.


                             Position(s) Held  Term of Office and     Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served     During Past 5 Years
---------------------------- ---------------- --------------------- ----------------------------
   Executive Officers
   Michael L. Sapir             Chairman         Indefinite:        Chairman and Chief
   7501 Wisconsin Avenue,                        4/97 to present    Executive Officer of the
   Suite 1000                                                       Advisor [May 1997 to
   Bethesda, MD 20814                                               present]
   Birth Date: 5/19/58

   Louis M. Mayberg             President        Indefinite:        President of the Advisor
   7501 Wisconsin Avenue,                        2/03 to present    [May 1997 to present]
   Suite 1000                   Secretary        4/97 to 2/03
   Bethesda, MD 20814
   Birth Date: 8/9/62

   Marc R. Bryant               Secretary        Indefinite:        Vice President and
   7501 Wisconsin Avenue,                        2/03 to present    Chief Legal Counsel of
   Suite 1000                                                       the Advisor [July 2001 to
   Bethesda, MD 20814                                               present]; GE Investment
   Birth Date: 2/8/66                                               Management Inc; Vice
                                                                    President and Associate
                                                                    General Counsel [April 1998
                                                                    to June 2001]; Kirkpatrick &
                                                                    Lockhart LLP: Attorney
                                                                    [Prior to April 1998]


                             Position(s) Held  Term of Office and     Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served     During Past 5 Years
---------------------------- ---------------- --------------------- ---------------------------
    Executive Officers

    Troy A. Sheets            Treasurer            Indefinite:      BISYS Fund Services: Vice
    3435 Stelzer Road                              6/02 to          President of Financial
    Columbus, Ohio 43219                           present          Services [April 2002 to
    Birth Date: 5/29/71                                             present]; KPMG LLP: Senior
                                                                    Manager [August 1993 to
                                                                    March 2002]

    John Danko                Vice President       Indefinite:      BISYS Fund Services:
    60 State Street                                8/99 to          Director of Client Services
    Boston, MA 02109                               present          [February 1997 to present]
    Birth Date: 4/17/67

   The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

             Cash Management Portfolio      Schedule of Portfolio
                                                      Investments
                                                December 31, 2002

          Certificates of Deposit and Bank Notes (48.0%)
                                           Principal
                                            Amount          Value
                                          ------------ ---------------
         Abbey National Treasury
          Services PLC:
           1.34%, 1/3/2003............... $300,000,000 $   300,000,000
           2.09%, 7/1/2003...............   50,000,000      49,975,178
           2.59%, 3/31/2003..............   25,000,000      25,002,406
         ABN Amro Bank NV,
          1.355%, 1/21/2003..............  100,000,000     100,000,277
         American Express Centurion Bank,
          1.4%, 1/6/2003.................  100,000,000     100,000,000
         Bank of Nova Scotia:
           1.35%, 5/15/2003..............   45,000,000      45,000,000
           1.35%, 5/19/2003..............   50,000,000      50,000,000
         Barclays Bank PLC:
           1.35%, 1/14/2003..............  120,000,000     120,000,000
           1.35%, 1/21/2003..............  150,000,000     150,000,000
           1.37%, 1/21/2003..............  100,000,000      99,998,216
           1.38%, 1/10/2003..............   57,000,000      57,000,138
           2.1%, 1/10/2003...............   21,000,000      21,000,026
         BNP Paribas:
           1.38%, 5/27/2003..............  150,000,000     150,000,000
           2.0%, 2/19/2003...............   60,000,000      60,000,000
         Caisse Des Depots Et
          Consignations,
          1.43%, 1/6/2003................   50,000,000      50,000,000
         Canadian Imperial Bank:
           1.35%, 6/10/2003..............   65,000,000      65,000,000
           1.38%, 5/21/2003..............  100,000,000     100,000,000
           2.0%, 2/20/2003...............   50,000,000      50,000,000
         Citibank AG,
          1.78%, 1/23/2003...............   50,000,000      50,000,000
         Credit Agricole Indosuez SA:
           1.0%, 1/2/2003................  171,701,725     171,701,725
           1.333%*, 3/25/2003............  100,000,000      99,990,904
           1.333%*, 3/31/2003............   35,000,000      34,995,293
           2.2%, 1/22/2003...............   30,000,000      30,000,000
           2.98%, 4/21/2003..............   35,000,000      34,997,929
         Credit Suisse First Boston,
          1.35%, 2/18/2003...............   50,000,000      50,000,000
         DEPFA Bank Europe PLC:
           1.38%, 5/19/2003..............   70,000,000      70,000,000
           1.69%**, 1/28/2003............   50,000,000      49,936,625
           1.72%**, 1/7/2003.............   55,000,000      54,984,233
           2.05%**, 3/11/2003............  100,000,000      99,607,083
         Fortis Bank NV,
          1.37%, 2/13/2003...............  100,000,000     100,000,000
         HBOS PLC,
          1.37%, 3/25/2003...............  200,000,000     200,000,000
         HSBC Bank USA,
          2.05%, 7/15/2003...............   40,000,000      40,000,000
         ING Bank NV:
           1.35%, 5/15/2003..............   80,000,000      80,000,000
           1.36%, 2/24/2003..............  100,000,000     100,000,000
           1.37%, 3/4/2003...............   60,000,000      60,000,000
           1.75%, 1/8/2003...............  140,000,000     140,000,000
           1.79%, 1/23/2003..............  100,000,000     100,000,000
         J.P. Morgan Chase & Co.:
           1.53%*, 2/20/2003.............   30,750,000      30,756,179
           1.72%, 1/10/2003..............   50,000,000      50,000,000
           1.903%*, 1/30/2003............   25,000,000      25,003,005

            Certificates of Deposit and Bank Notes, continued
                                          Principal
                                           Amount          Value
                                         ------------ ---------------
           Landesbank Baden Wurttemberg:
             1.375%, 5/19/2003.......... $ 70,000,000 $    70,000,000
             2.205%, 1/30/2003..........   35,000,000      35,000,278
           Landesbank Hessen-Thuringen
            Girozentrale:
             1.38%, 5/27/2003...........  150,000,000     150,000,000
             2.02%, 7/23/2003...........   60,000,000      60,000,000
             2.06%, 7/23/2003...........   50,000,000      50,013,567
           Lloyds TSB Bank PLC,
            2.02%, 3/21/2003............   50,000,000      50,002,162
           Natexis Banque Populaires,
            2.3%, 2/10/2003.............   43,000,000      43,000,000
           National Australia Bank Ltd.:
             2.06%, 3/25/2003...........   60,000,000      60,006,813
             2.2%, 1/22/2003............   50,000,000      50,000,000
           Norddeutsche Landesbank
            Girozentrale:
             1.35%, 5/19/2003...........  100,000,000     100,000,000
             1.36%, 5/13/2003...........   80,000,000      80,000,000
             2.15%, 1/24/2003...........   25,000,000      25,000,000
           Nordea Bank Finland PLC,
            1.366%*, 9/10/2003..........   40,000,000      39,991,687
           Northern Rock PLC,
            1.36%, 4/22/2003............   75,000,000      75,000,000
           Rabobank Nederland NV:
             1.281%, 1/2/2003...........  200,000,000     200,000,000
             2.76%, 3/24/2003...........   45,000,000      44,976,130
           Societe Generale,
            1.34%, 2/21/2003............  100,000,000     100,000,000
           South Trust Bank:
             1.35%, 6/6/2003............   50,000,000      50,000,000
             1.35%, 6/9/2003............  100,000,000     100,000,000
             1.35%, 6/10/2003...........   50,000,000      50,000,000
             1.36%, 5/21/2003...........   70,000,000      70,000,000
           Svenska Handelsbanken, Inc.,
            1.76%, 1/17/2003............  100,000,000     100,000,000
           Toronto Dominion Bank:
             1.34%, 6/13/2003...........  120,000,000     120,000,000
             1.35%, 5/13/2003...........  100,000,000     100,000,000
             1.384%*, 4/23/2003.........   50,000,000      50,000,000
           UBS AG,
            2.1%, 2/13/2003.............   80,000,000      80,000,000
           Unicredito Italiano SPA,
            1.42%, 6/4/2003.............   50,000,000      50,000,000
           Westdeutsche Landesbank AG,
            1.385%, 5/19/2003...........  100,000,000     100,001,904
           Westdeutsche Landesbank
            Girozentrale:
             1.339%*, 3/24/2003.........  105,000,000     104,988,164
             2.27%, 1/27/2003...........   20,000,000      19,998,590
             2.28%, 1/23/2003...........   30,000,000      30,000,000
                                                      ---------------
           TOTAL CERTIFICATES OF DEPOSIT AND
            BANK NOTES
            (Cost $5,522,928,512)....................   5,522,928,512
                                                      ---------------

              See accompanying notes to the financial statements.

             Cash Management Portfolio      Schedule of Portfolio
                                                      Investments
                                                December 31, 2002

         Commercial Paper (30.7%)
                                            Principal
                                             Amount          Value
                                           ------------ ---------------
        Alliance & Leicester PLC,
         1.65%**, 2/5/2003................ $ 30,000,000 $    29,951,875
        Allstate Life Insurance Co.,
         1.95%*, 7/1/2003.................   45,000,000      45,000,000
        American Honda Finance Corp.:
          1.491%*, 6/11/2003..............    7,000,000       7,002,331
          1.71%**, 1/23/2003..............   22,500,000      22,476,487
          1.75%*, 7/11/2003...............   35,000,000      35,000,000
        Asset Portfolio Funding Corp.,
         1.36%**, 1/13/2003...............   63,080,000      63,051,404
        Bayerische Landesbank
         Girozentrale:
          1.317%*, 3/25/2003..............   75,000,000      74,989,767
          1.317%*, 3/26/2003..............   50,000,000      49,993,096
          1.41%*, 1/23/2003...............  125,000,000     125,006,779
        Blue Ridge Asset Funding:
          1.31%**, 2/5/2003...............   25,000,000      24,968,160
          1.34%**, 2/7/2003...............   25,000,000      24,965,569
        CC (USA), Inc.:
          1.36%*, 9/15/2003...............   50,000,000      49,996,499
          2.45%, 2/3/2003.................   25,000,000      25,002,508
        Delaware Funding Corp.,
         1.34%**, 2/6/2003................  126,093,000     125,924,035
        Enterprise Funding Corp.,
         1.4%**, 1/6/2003.................   18,838,000      18,834,337
        Falcon Asset Securitization Corp.:
          1.34%**, 1/13/2003..............   50,000,000      49,977,667
          1.35%**, 1/16/2003..............   39,990,000      39,967,506
          1.38%**, 1/22/2003..............   66,325,000      66,271,608
        Fortis Funding LLC,
         1.62%**, 3/18/2003...............   53,500,000      53,317,030
        GE Capital International
         Funding, Inc.,
         1.77%**, 1/31/2003                  25,000,000      24,963,125
        GE Financial Assurance
         Holdings, Inc.,
         1.72%**, 1/8/2003................   20,000,000      19,993,311
        General Electric Capital
         Assurance Co.:
          1.37%**, 5/14/2003..............  125,000,000     124,367,326
          1.419%*, 3/24/2003..............   65,000,000      65,000,071
          1.42%*, 5/28/2003...............   50,000,000      50,002,247
          1.66%**, 2/7/2003...............   50,000,000      49,914,694
          1.886%*, 9/3/2003...............   60,000,000      60,000,000
          5.375%, 1/15/2003...............   10,000,000      10,011,863
        Greyhawk Funding LLC:
          1.34%**, 2/26/2003..............   40,000,000      39,916,622
          1.35%**, 2/11/2003..............  111,700,000     111,528,261
          1.35%**, 2/21/2003..............  130,000,000     129,752,083
          1.38%**, 1/27/2003..............   45,000,000      44,955,150
        Heller Financial, Inc.,
         6.4%, 1/15/2003..................   46,895,000      46,967,114
        Jupiter Securitization Corp.:
          1.37%**, 2/11/2003..............   70,000,000      69,890,781
          1.38%**, 1/10/2003..............   20,064,000      20,057,078
        K2 (USA), LLC:
          1.36%**, 5/23/2003..............   62,500,000      62,164,722
          1.38%**, 6/4/2003...............   50,500,000      50,201,882
          1.72%**, 1/7/2003...............   75,000,000      74,978,500

        Commercial Paper, continued
                                             Principal
                                              Amount          Value
                                            ------------ ---------------
       KBC Bank NV,
        1.35%*, 3/28/2003.................. $ 50,000,000 $    49,994,582
       Lake Constance Funding, 1.36%**,
        5/7/2003...........................   50,000,000      49,762,000
       Merrill Lynch & Co., Inc.,
        1.39%*, 4/16/2003..................   25,000,000      24,999,281
       Morgan Stanley Dean Witter & Co.,
        1.33%*, 5/22/2003..................   50,000,000      50,000,000
       Morgan Stanley Dean Witter & Co.,
        1.33%*, 6/4/2003...................  100,000,000     100,000,000
       New York Life Funding,
        1.47%*, 9/22/2003..................   60,000,000      60,000,000
       Pennine Funding LLC,
        1.34%**, 3/14/2003.................   50,000,000      49,866,000
       Perry Global Funding LLC:
         1.36%**, 2/3/2003.................   75,000,000      74,906,500
         1.36%**, 2/13/2003................   25,078,000      25,037,262
         1.68%**, 2/27/2003................   39,198,000      39,093,733
         1.79%**, 1/28/2003................   61,000,000      60,917,950
       Prefco:
         1.34%**, 2/4/2003.................   94,460,000      94,340,456
         1.36%**, 1/28/2003................  110,000,000     109,887,800
       Quincy Capital Corp.:
         1.31%**, 1/14/2003................   24,433,000      24,421,442
         1.38%**, 1/15/2003................   18,290,000      18,280,184
         1.38%**, 1/16/2003................   20,100,000      20,088,443
         1.38%**, 1/23/2003................   56,950,000      56,901,972
       Salomon Smith Barney Holdings, Inc.:
         1.7%*, 5/2/2003...................   20,000,000      20,019,360
         1.79%*, 4/28/2003.................   75,000,000      75,000,000
       Scaldis Capital LLC:
         1.36%**, 2/28/2003................   30,309,000      30,242,590
         1.68%**, 3/11/2003................   23,475,000      23,399,411
         1.68%**, 3/24/2003................   32,955,000      32,828,892
         1.73%**, 1/7/2003.................    4,505,000       4,503,701
         1.8%**, 1/27/2003.................   14,178,000      14,159,569
         1.8%**, 3/3/2003..................   40,245,000      40,122,253
         1.8%**, 3/14/2003.................   16,729,000      16,668,776
       Sheffield Receivables Corp.:
         1.35%**, 1/28/2003................   50,000,000      49,949,375
         1.47%**, 1/2/2003.................   40,000,000      39,998,367
       Shell Finance (UK) PLC:
         1.66%**, 6/3/2003.................   50,000,000      49,647,250
         1.66%**, 7/2/2003.................   25,000,000      24,790,194
       Spintab AB,
        1.34%**, 4/15/2003.................  100,000,000      99,612,889
       Svenska Handelsbanken, Inc.:
         1.33%**, 3/26/2003................   50,000,000      49,844,833
         1.33%**, 2/11/2003................   24,000,000      23,963,646
       Tulip Funding Corp.,
        1.39%**, 1/7/2003..................   39,726,000      39,716,797
                                                         ---------------
       TOTAL COMMERCIAL PAPER
        (Cost $3,529,326,996)...........................   3,529,326,996
                                                         ---------------

              See accompanying notes to the financial statements.

             Cash Management Portfolio      Schedule of Portfolio
                                                      Investments
                                                December 31, 2002

          Money Market Funds (9.3%)
                                           Principal
                                            Amount          Value
                                          ------------ ---------------
         AIM Liquid Assets Portfolio,
          1.34%.......................... $300,000,000 $   300,000,000
         Federated Prime Cash Obligation
          Fund, 1.37%....................  100,000,000     100,000,000
         Federated Prime Obligation Fund,
          1.35%..........................  450,000,000     450,000,000
         Provident Temp Fund, 1.298%.....  200,000,000     200,000,000
         Strong Heritage Money Fund,
          1.36%..........................   25,000,000      25,000,000
                                                       ---------------
         TOTAL MONEY MARKET FUNDS
          (Cost $1,075,000,000).......................   1,075,000,000
                                                       ---------------
          Funding Agreements (1.4%)/(b)/
         General Electric Capital Assurance Co.:
           1.501%, 3/1/2003..............   20,000,000      20,000,000
           1.46%, 12/29/2003.............   75,000,000      75,000,000
         Travelers Insurance Co.:
           1.84%*, 1/27/2003.............   40,000,000      40,000,000
           1.86%, 4/2/2003...............   30,000,000      30,000,000
                                                       ---------------
         TOTAL FUNDING AGREEMENTS
          (Cost $165,000,000).........................     165,000,000
                                                       ---------------
          US Government Agency Obligations (3.3%)
         Federal Home Loan Bank:
           1.52%, 12/16/2003.............   28,915,000      28,894,785
           1.6%, 12/22/2003..............   65,000,000      65,000,000
           1.7%, 12/8/2003...............   36,975,000      36,986,310
           1.76%, 11/7/2003..............   35,000,000      35,000,000
           2.125%, 1/10/2003.............   41,650,000      41,651,080
           5.125%, 1/13/2003.............    5,000,000       5,004,643
         Federal Home Loan Mortgage Corp.:
           2.45%, 1/16/2003..............   30,000,000      30,000,000
           4.5%, 6/15/2003...............   40,000,000      40,569,890
           7.0%, 2/15/2003...............   25,000,000      25,141,671
         Federal National Mortgage
          Association:
           Zero Coupon, 1/10/2003........   50,000,000      49,971,125
           2.25%, 2/7/2003...............   24,000,000      24,000,000
                                                       ---------------
         TOTAL US GOVERNMENT AGENCY
          OBLIGATIONS
          (Cost $382,219,504).........................     382,219,504
                                                       ---------------

          Repurchase Agreements*** (7.3%)
                                            Principal
                                             Amount          Value
                                           ------------ ---------------
         Tri Party Repurchase Agreement
          with Bank of America Securities
          LLC, 1.26%, dated 12/31/2002,
          principal and interest in the
          amount of $250,017,500,
          due 1/2/2003.................... $250,000,000 $   250,000,000
         Tri Party Repurchase Agreement
          with Bear Stearns & Co., Inc.,
          1.26%, dated 12/31/2002,
          principal and interest in the
          amount of $350,024,500,
          due 1/2/2003....................  350,000,000     350,000,000
         Tri Party Repurchase Agreement
          with Lehman Brothers, Inc., 1%,
          dated 12/31/2002, principal and
          interest in the amount of
          $238,326,557, due 1/2/2003......  238,313,317     238,313,317
                                                        ---------------
         TOTAL REPURCHASE AGREEMENTS
          (Cost $838,313,317)..........................     838,313,317
                                                        ---------------
         TOTAL INVESTMENT PORTFOLIO --100.0%
          (Cost $11,512,788,329)/(a)/..................  11,512,788,329
                                                        ===============

------
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2002.
**Annualized yield at the time of purchase; not a coupon rate.
***Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
/(a)/Cost for federal income tax purposes was $11,512,788,329.
/(b)/Subject to a seven-day demand feature.

              See accompanying notes to the financial statements.

Cash Management Portfolio

         Statement of Assets and Liabilities
        Assets
          Investments in securities, at amortized cost. $11,512,788,329
          Cash.........................................          95,738
          Receivable for shares of beneficial interest
           subscribed..................................         262,500
          Interest receivable..........................      25,064,420
          Other assets.................................         128,139
                                                        ---------------
           Total assets................................  11,538,339,126
                                                        ---------------
        Liabilities
          Payable for investments purchased............     300,000,000
          Accrued advisory fee.........................       1,098,898
          Accrued administrator service fee............         539,433
          Other accrued expenses and payables..........          80,496
                                                        ---------------
           Total liabilities...........................     301,718,827
                                                        ---------------
        Net assets, at value........................... $11,236,620,299
                                                        ===============

          Statement of Operations
         Investment Income
           Interest..................................... $187,237,501
           Dividends....................................   14,191,670
                                                         ------------
            Total income................................  201,429,171
                                                         ------------
         Expenses:
           Advisory fee.................................   16,015,555
           Administrator service fees...................    5,337,022
           Auditing.....................................       23,918
           Legal........................................        5,338
           Trustees' fees and expenses..................      107,589
           Other........................................      219,987
                                                         ------------
            Total expenses, before expense reductions...   21,709,409
            Expense reductions..........................   (2,513,697)
                                                         ------------
            Total expenses, after expense reductions....   19,195,712
                                                         ------------
         Net investment income..........................  182,233,459
                                                         ------------
           Net realized gain (loss) from investment
            transactions................................      204,166
                                                         ------------
         Net increase (decrease) in net assets resulting
          from operations............................... $182,437,625
                                                         ============

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Statement of Changes in Net Assets
                                                             Years Ended December 31,
                                                        ----------------------------------
                                                              2002              2001
                                                        ----------------  ----------------
Increase (Decrease) in Net Assets
Operations:
 Net investment income................................. $    182,233,459  $    384,418,274
 Net realized gain (loss) on investment transactions...          204,166           358,550
                                                        ----------------  ----------------
 Net increase (decrease) in net assets resulting from
   operations..........................................      182,437,625       384,776,824
                                                        ----------------  ----------------
Capital transaction in shares of beneficial interest:
 Proceeds from capital invested........................   54,331,491,476    43,173,330,072
 Value of capital withdrawn............................  (54,140,926,979)  (41,500,185,737)
                                                        ----------------  ----------------
 Net increase (decrease) in net assets from capital
   transactions in shares of beneficial interest.......      190,564,497     1,673,144,335
                                                        ----------------  ----------------
 Increase (decrease) in net assets.....................      373,002,122     2,057,921,159
 Net assets at beginning of period.....................   10,863,618,177     8,805,697,018
                                                        ----------------  ----------------
 Net assets at end of period........................... $ 11,236,620,299  $ 10,863,618,177
                                                        ================  ================

              See accompanying notes to the financial statements.

Cash Management Portfolio

       Financial Highlights
                                           Years Ended December 31,
                                     ------------------------------------
                                      2002    2001    2000   1999   1998
                                     ------- ------- ------ ------ ------

      Ratios to Average Net Assets and Supplemental Data
      Net assets, end of period ($
       millions).................... $11,237 $10,864 $8,806 $6,101 $5,464
      Ratio of expenses before
       expense reductions (%).......     .20     .20    .20    .20    .20
      Ratio of expenses after
       expense reductions (%).......     .18     .18    .18    .18    .18
      Ratio of net investment
       income (%)...................    1.71    4.04   6.28   5.04   5.37
      Total investment return
       (%)/(a)/.....................    1.72      --     --     --     --

------
/(a)/Total return would have been lower had certain expenses not been reduced.


              See accompanying notes to the financial statements.

Cash Management Portfolio

                         Notes to Financial Statements
                               December 31, 2002

Note 1--Organization and Significant Accounting Policies

A. Organization

   The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company organized as a New York business trust.

   Details concerning the Portfolio's investment objectives and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B. Security Valuation

   Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

   Investments in open-end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

   The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

D. Federal Income Taxes

   The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. Other

   Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

   The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to its investment in the Portfolio.

Note 2--Fees and Transactions with Affiliates

   Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

   For the year ended December 31, 2002 each Fund did not impose a portion of its Advisory fee as follows:

                               Amount Imposed Amount Waived Effective Rate
     ---------------------------------------------------------------------
     Cash Management Portfolio  $16,015,555    $2,513,697        .13%
     ---------------------------------------------------------------------

   Effective July 30, 2002, the Portfolio, as approved by the Portfolio's trustees and shareholders, implemented a new advisory agreement with DeAM, Inc. The new advisory agreement contains substantially similar provisions to the pre-existing advisory agreement except that, to the extent permissible by law and subject to further Board approval, DeAM, Inc. would be authorized to appoint certain affiliates as subadvisor to perform certain of DeAM, Inc.'s duties.

Cash Management Portfolio

                               December 31, 2002


   Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

   Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, is the Portfolios's Custodian.

   Certain officers and a Trustee of the Portfolio are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with the Adviser retainer fees plus specific amounts for attended board and committee meetings.

Note 3--Line of Credit

   The Portfolio and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.625 percent.

Note 4--Subsequent Event

   On November 5, 2002 Deutsche Bank AG ("DBAG") agreed to sell its Global Securities Services business to State Street Corp. ("State Street"). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and the transaction closed on January 31, 2003 (the "Closing Date"). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Deutsche Bank Trust Company Americas ("DBT Co.") currently is the custodian to the Fund and the Portfolio (collectively the "Funds"). DBT Co.'s custody business is one of the businesses affected by the transaction with State Street. Since many of DBT Co.'s employees became State Street employees on the Closing Date, the Funds' Board approved on December 16, 2002 an interim outsourcing arrangement that allows State Street to provide custodial services to the Funds, subject to DBT Co. oversight. On or about February 24, 2003 the Board will consider whether to appoint State Street as the Funds' permanent custodian.

Cash Management Portfolio

                       Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2003

                          Shareholder Meeting Results

A Special Meeting of Shareholders of Cash Management Portfolio (the "Portfolio") was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Portfolio to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, whose terms will be effective on the date of the Special Meeting or, in the event of an adjournment or adjournments of the Special Meeting, such later date as shareholder approval is obtained.

                                                    Number of Votes:
                                                -------------------------
                                                     For       Withheld
                                                -------------------------
       Richard R. Burt                          9,318,810,039 135,721,959
       ------------------------------------------------------------------
       S. Leland Dill                           9,318,697,405 135,834,593
       ------------------------------------------------------------------
       Martin J. Gruber                         9,318,707,199 135,824,798
       ------------------------------------------------------------------
       Richard T. Hale                          9,318,643,537 135,888,462
       ------------------------------------------------------------------
       Joseph R. Hardiman                       9,318,672,919 135,859,079
       ------------------------------------------------------------------
       Richard J. Herring                       9,318,859,010 135,672,988
       ------------------------------------------------------------------
       Graham E. Jones                          9,318,457,446 136,074,553
       ------------------------------------------------------------------
       Rebecca W. Rimel                         9,318,716,994 135,815,005
       ------------------------------------------------------------------
       Philip Saunders, Jr.                     9,318,707,199 135,824,799
       ------------------------------------------------------------------
       William N. Searcy                        9,318,628,845 135,903,153
       ------------------------------------------------------------------
       Robert H. Wadsworth                      9,318,756,171 135,775,828
       ------------------------------------------------------------------

2. To approve a new investment advisory agreement (a "New Advisory Agreement") between the Fund's Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

       Affirmative                  Against                    Abstain
--------------------------------------------------------------------------------
      9,313,069,206               129,643,005                11,819,787
--------------------------------------------------------------------------------

                             Trustees and Officers

The following individuals hold the same position with the Fund and the Cash Management Portfolio.

                                                                                                  Number of
Name, Date of Birth,                                                                              Funds in
Position with the                                                                                 the Fund
Fund and Length of                        Business Experience and Directorships                    Complex
Time Served/1,2/                                 During the Past 5 Years                          Overseen
--------------------    ------------------------------------------------------------------------- ---------
Non-Interested Trustees
-----------------------
Richard R. Burt         Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the         67
2/3/47                  Board, Weirton Steel Corporation3 (April 1996 to present); Member of
Trustee since 2002      the Board, Hollinger International, Inc.3 (publishing) (1995 to present),
                        HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell
                        Hutchins families of funds) (registered investment companies) (1995 to present); and Member, Textron Inc.3 International Advisory Council (July
                        1996 to present). Formerly, Partner, McKinsey & Company (consulting)
                        (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks
                        (START) with former Soviet Union and US Ambassador to the Federal
                        Republic of Germany (1985-1991); Member of the Board, Homestake
                        Mining3 (mining and exploration) (1998-February 2001), Archer Daniels
                        Midland Company3 (agribusiness operations) (October 1996-June 2001)
                        and Anchor Gaming (gaming software and equipment) (March 1999-
                        December 2001).

S. Leland Dill          Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix          65
3/28/30                 Euclid Market Neutral Funds (since May 1998) (registered investment
Trustee since 1999      companies); Retired (since 1986). Formerly, Partner, KPMG Peat
                        Marwick (June 1956-June 1986); Director, Vintners International
                        Company Inc. (June 1989-May 1992), Coutts (USA) International
                        (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group
                        (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).

Martin J. Gruber        Nomura Professor of Finance, Leonard N. Stern School of Business,            66
7/15/37                 New York University (since September 1964); Trustee, CREF (Pension
Trustee since 1999      Fund) (since January 2000); Director, S.G. Cowen Mutual Funds
                        (January 1985-January 2001), Japan Equity Fund, Inc. (since January
                        1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund,
                        Inc. (since January 2000) (registered investment companies). Formerly,
                        Trustee, TIAA (Pension Fund) (January 1996-January 2000).

Joseph R. Hardiman      Private Equity Investor (January 1997 to present); Director, Soundview       65
5/27/37                 Technology Group Inc. (investment banking) (July 1998 to present),
Trustee since 2002      Corvis Corporation3 (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds
                        (registered investment companies) (March 1998 to present). Formerly,
                        Director, Circon Corp.3 (medical instruments) (November 1998-January
                        1999); President and Chief Executive Officer, The National Association
                        of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-
                        1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now
                        Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex.
                        Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-
                        1985).

                                                                                              Number of
Name, Date of Birth,                                                                          Funds in
Position with the                                                                             the Fund
Fund and Length of                    Business Experience and Directorships                    Complex
Time Served/1,2/                             During the Past 5 Years                          Overseen
-------------------- ------------------------------------------------------------------------ ---------
Richard J. Herring   Jacob Safra Professor of International Banking and Professor, Finance       65
2/18/46              Department, The Wharton School, University of Pennsylvania (since July
Trustee since 1990   1972); Director, Lauder Institute of International Management Studies
                     (since July 2000); Co-Director, Wharton Financial Institutions Center
                     (since July 2000) and Vice Dean and Director, Wharton Undergraduate
                     Division (July 1995-June 2000).

Graham E. Jones      Senior Vice President, BGK Realty, Inc. (commercial real estate) (since     65
1/31/33              1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck &
Trustee since 2002   Greer (since 1985) and Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).

Rebecca W. Rimel     President and Chief Executive Officer, The Pew Charitable Trusts            65
4/10/51              (charitable foundation) (1994 to present); Executive Vice President, The
Trustee since 2002   Glenmede Trust Company (investment trust and wealth management)
                     (1983 to present). Formerly, Executive Director, The Pew Charitable
                     Trusts (1988-1994); Director, ISI Family of Funds (registered investment companies) (1997-1999) and Director, The Glenmede Trust Company
                     (investment trust and wealth management (1994-2002).

Philip Saunders, Jr. Principal, Philip Saunders Associates (Economic and Financial               65
10/11/35             Consulting) (since November 1988). Formerly, Director, Financial
Trustee since 1999   Industry Consulting, Wolf & Company (consulting)(1987-1988);
                     President, John Hancock Home Mortgage Corporation (1984-1986);
                     Senior Vice President of Treasury and Financial Services, John Hancock
                     Mutual Life Insurance Company, Inc. (1982-1986).

William N. Searcy    Pension & Savings Trust Officer, Sprint Corporation/3/                      65
9/03/46              (telecommunications) (since November 1989); Trustee of 22 open-end
Trustee since 2002   mutual funds managed by Sun Capital Advisers, Inc. (since November
                     1998).

Robert H. Wadsworth  President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May      68
1/29/40              1982 to present). Formerly, President and Trustee, Trust for Investment
Trustee since 2002   Managers (registered investment company) (April 1999-June 2002);
                     President, Investment Company Administration, L.L.C. (January 1992*-
                     July 2001); President, Treasurer and Director, First Fund Distributors,
                     Inc. (June 1990-January 2002); Vice President, Professionally Managed
                     Portfolios (May 1991-January 2002) and Advisors Series Trust (October
                     1996-January 2002) (registered investment companies); President,
                     Guinness Flight Investment Funds, Inc. (registered investment company)
                     (June 1994-November1998).
                     * Inception date of the corporation which was the predecessor to the
                     L.L.C.

                                                                                                        Number of
Name, Date of Birth,                                                                                    Funds in
Position with the                                                                                       the Fund
Fund and Length of                              Business Experience and Directorships                    Complex
Time Served/1,2/                                       During the Past 5 Years                          Overseen
--------------------          ------------------------------------------------------------------------- ---------
Interested Trustee
------------------
Richard T. Hale/4/            Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche          198
7/17/45                       Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to
Chairman since 2002 and       present); Director and President, Investment Company Capital Corp.
Trustee since 1999            (registered investment advisor) (1996 to present); Director, Deutsche
                              Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present),
                              North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003);
                              Director/Officer Deutsche/Scudder Mutual Funds (various dates);
                              President, Montgomery Street Securities, Inc. (2002 to present)
                              (registered investment companies); Vice President, Deutsche Asset
                              Management, Inc. (2000 to present); formerly, Director, ISI Family of
                              Funds (registered investment companies; 4 funds overseen) (1992-
                              1999).
Name, Date of Birth,
Position with the
Fund and Length of                              Business Experience and Directorships
Time Served/1,2/                                       During the Past 5 Years
--------------------          -------------------------------------------------------------------------
Officers
--------
William F. Glavin, Jr./5/     Managing Director of Deutsche Asset Management, Inc. (1999-present),
8/30/58                       Vice President and Director of Scudder Distributors, Inc. (2001-present),
President since 2002          Trustee, Crossroads for Kids, Inc. (serves at risk children) (1990-
                              present); President and Director, Scudder Service Corp. (2000-present),
                              Scudder Financial Services, Inc. (2000-present), Scudder Investments
                              Service Company (2001-present).

Kenneth Murphy/5/             Vice President, Deutsche Asset Management (September 2000-
10/13/63                      present). Formerly, Director, John Hancock Signature Services (1992-
Vice President and Anti-Money 2001); Senior Manager, Prudential Mutual Fund Services (1987-1992).
Laundering Compliance Officer
since 2002

Charles A. Rizzo/5/           Director, Deutsche Asset Management (April 2000 to present); Formerly,
8/5/57                        Vice President and Department Head, BT Alex. Brown Incorporated (now
Treasurer since 2002          Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers
                              & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch              Managing Director, Deutsche Asset Management (2002-present) and
3/27/54                       Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director,
Secretary since 1999          Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown
                              Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                              Assistant General Counsel, United States Securities and Exchange
                              Commission (1993-1998).

------
/1/ Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202. /2/ Length of time served represents the date that each Trustee or Officer first began serving in that position with BT Institutional Funds of which this fund is a series.
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
/4/ Mr. Hale is a Trustee who is an "interested person" within the meaning of
    Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
/5/ Address: Two International Place, Boston, Massachusetts.

   The fund's Statement of Additional Information includes additional information about the Fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

                               Index Information



The S&P 500(R) Index, S&P 500/BARRA Value Index, S&P 500/BARRA Growth Index, S&P MidCap 400 Index, S&P MidCap 400/ BARRA Value Index, S&P MidCap 400/BARRA Growth Index, S&P SmallCap 600 Index, S&P SmallCap 600/BARRA Value Index and S&P SmallCap 600/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Dow Jones Industrial Average" and "Dow 30" are service marks of Dow Jones & Company, Inc. and have been licensed for use by ProFunds. The NASDAQ-100(R) Index, the Russell 2000(R) Index, the Nikkei 225 Stock Average and the "Philadelphia Stock Exchange Gold and Silver Sector Index" are trademarks or service marks of, respectively, the NASDAQ Stock Market (NSM), Frank Russell Company, Nihon Keizai Shimbun, Inc. and the Philadelphia Stock Exchange. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representation regarding the advisability of investing in ProFunds.

ProFunds/SM/

Post Office Mailing Address for Investments

    P.O. Box 182800

    Columbus, OH 43218-2800
Phone Numbers

    For Financial Professionals:   (888) PRO-5717 (less than)(888) 776-5717(greater than)

    For All Others:                (888) PRO-FNDS (less than)(888) 776-3637(greater than)

    Or:                            (614) 470-8122

    Fax Number:                    (800) 782-4797
Website Address

    www.profunds.com


This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


12/02
[GRAPHIC]//SM//

PROFUNDS/SM/

                                                              December 31, 2002

                                                                  annual report
ProFunds VP

ProFund VP Bull
ProFund VP OTC
ProFund VP Asia 30
ProFund VP Europe 30
ProFund VP Japan
ProFund VP Mid-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Small-Cap Growth
ProFund VP U.S. Government Plus
ProFund VP Bull Plus
ProFund VP UltraMid-Cap
ProFund VP UltraSmall-Cap
ProFund VP UltraOTC
ProFund VP Bear
ProFund VP Short OTC
ProFund VP Rising Rates Opportunity

                                    [GRAPHIC]


ProFund VP Banks
ProFund VP Basic Materials
ProFund VP Biotechnology
ProFund VP Consumer Cyclical
ProFund VP Consumer Non-Cyclical
ProFund VP Energy
ProFund VP Financial
ProFund VP Healthcare
ProFund VP Industrial
ProFund VP Internet
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Real Estate
ProFund VP Semiconductor
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP Utilities

PROFUNDS VP

                           Message from the Chairman

Dear Shareholder:

    At ProFunds in 2002, we were gratified to offer investors the ability to tailor their strategies to market conditions. With the nation's largest lineup of indexed mutual funds/1/ and no limitations on the frequency of exchanges, investors could and did exercise strategic investment decision-making.

    Regardless of the market environment, ProFunds remains dedicated to bringing our clients the right investment tools.

    With this in mind, I bring you the annual report for the 12 months ended December 31, 2002.

Sincerely,

/s/
Michael L. Sapir
Chairman


------
/1/ Lipper

It is not possible to invest directly in an index.

PROFUNDS VP

                      Management Discussion and Analysis

Investment Strategies and Techniques:

In seeking to achieve the ProFunds VP investment objectives, ProFund Advisors LLC uses a mathematical approach to investing. ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark./1/ ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions. The ProFunds VP do not seek to provide performance results that track their benchmarks over a period of time other than daily.

Factors that materially affected each ProFund VP's performance during the most recently completed fiscal year:

The primary factors affecting the performance of each the ProFunds VP include; the cumulative effect of the daily performance of each ProFund VP's benchmark index or security, the leverage employed by a ProFund VP, and whether the ProFund VP is designed to have direct correlation or inverse correlation to its benchmark. Other factors include the dividend yield of the benchmark index, as well as fees, expenses, transaction costs, and short-term interest rates.

.. Benchmark Index Performance: As index based funds, the performance of each ProFund VP's benchmark is the principal driving factor of performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP themselves, the indices do not actually hold a portfolio of securities, and therefore do not incur the same expenses incurred by the ProFunds VP. These expenses negatively impact the performance of the ProFunds. Also, market returns do not include any brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Past performance is no guarantee of future results. See below for factors affecting each of the ProFunds VP benchmark indices.

.. Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of a benchmark index's or security's daily return as described later in this report. The performance of ProFunds VP that have a daily investment objective that is greater than 100% of the daily performance of the benchmark index or security (ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap and ProFund VP UltraOTC) were impacted proportionally more by the daily performance of the benchmark index or security and by the factors affecting that index or security. ProFunds VP that are designed to have an inverse (negative) daily correlation to the benchmark index or security (ProFund VP Bear, ProFund VP Short OTC and ProFund VP Rising Rates Opportunity) were inversely affected by the daily performance of the index or security and the factors affecting that index or security on a daily basis.

Benchmark Index Performance:

All Domestic Benchmark Equity Indices:

The primary factors affecting ProFunds VP domestic benchmark equity indices include continued economic malaise, corporate scandals, declining investor confidence, geopolitical concerns, and U.S. budget woes. The widely expected economic rebound failed to materialize in 2002, resulting in continued poor operating conditions for U.S. businesses. After a strong first quarter, the U.S. economy again stalled, as evidenced by weak consumer demand and a declining employment picture.

A number of high profile corporate scandals rocked the equity markets during the year. Enron, WorldCom, Tyco and Adelphia, among others, dominated the business pages with alleged corporate abuses ranging from accounting misdeeds to high level executive fraud.

In addition to these debacles, the financial sector experienced its own round of significant legal and governance issues. Citibank, Merrill Lynch and JPMorgan Chase, among others, were embroiled in controversies surrounding the independence of research analysts, allocation of shares of initial public offerings, and insider trading. The aggregation of these scandals triggered a significant crisis in investor confidence in the U.S. equity markets.

Mounting conflicts in the Middle East and Korea also weighed heavily on the equity markets in 2002. The potential for war with Iraq and a widening chasm between the U.S. and key NATO allies on the Iraq issue increased fear in the markets and caused investors to move from equities to other investment alternatives.

Finally, the U.S. fiscal picture worsened as federal deficit projections grew. Government revenues increased at a slower than expected pace, while defense spending increased substantially.

The S&P 500(R)/ /Index declined -23.37% in 2002. Losses in the U.S. equity markets were felt more heavily in the large cap arena, with the primary large cap index, the S&P 500, declining by -23.37% in 2002. Decaying confidence, due in part to crises at WorldCom, Enron and Tyco, prompted investors to devalue large companies as concerns grew regarding the validity of financial reporting. Of the ten highest weighted constituents in the index, General Electric led the decliners, dropping -36%, while the smallest decreases were posted by Merck (-2%), ExxonMobil (-8%), and Johnson & Johnson (-8%), on a total return basis. (Bull, Bull Plus, and Bear)

------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index or security. For example, ProFund VP UltraOTC has a benchmark of 200% the daily return of the NASDAQ-100 Index(R).

The S&P MidCap 400 Index declined -20.42% during the period of May 1, 2002 through December 31, 2002. For the year the index performed better than the primary large cap and small cap indices. The index was less negatively impacted by the corporate governance and financial reporting issues of 2002 that dragged down share prices of the larger stocks. The strong financial position of the mid-cap firms relative to small-cap firms allowed them to better weather the difficult economic and capital market conditions. (UltraMid-Cap)

The Russell 2000(R) Index declined by -21.58% in 2002, outperforming the S&P 500 by 1.79%. Small-cap stocks were hurt by the low level of capital market activity and resulting decreased availability of capital for funding business expansion opportunities. (UltraSmall-Cap)

The NASDAQ-100 Index declined by -37.58% in 2002 (OTC, UltraOTC). For the period of May 1, 2002 through December 31, 2002 the index declined -22.33% (Short OTC). The NASDAQ-100 decline occurred as the tech bubble continued to deflate. The index is weighted approximately 70% to technology and communications stocks, which historically are more volatile than the broader market. These sectors suffered another difficult year, as the expected economic rebound did not materialize. (OTC, UltraOTC, Short OTC)

The Most Recently Issued 30-year U.S. Treasury Bond gained 12.24% during the period of May 1, 2002 through December 31, 2002 due to strong market conditions for U.S. Treasury securities. In particular, various factors caused a general flow of investment capital out of equities and corporate fixed income securities and into the safety of U.S. Government securities. Among the pertinent factors leading to the shift were corporate governance concerns, poor economic conditions and corporate results, and uncertainty with regard to the geopolitical environment. (U.S. Government Plus and Rising Rates Opportunity)

The ProFunds Asia 30 Index declined -19.67% during the period of May 1, 2002 through December 31, 2002. The general economic weakness of Asia is correlated with the decline in the U.S. and Europe due largely to the region's dependence on exports. Technology exports in particular have been hurt by the weak demand of the U.S. and other industrial countries. Also, Pacific Basin economies that were growing relatively rapidly, such as Korea, Taiwan and Australia, slowed in the latter half of 2002. While the ProFunds Asia 30 Index was affected by the above factors over time, it had a high correlation to the U.S. equity markets on daily basis due to its constituent components being securities of foreign domiciled companies which trade on U.S. markets. (Asia 30)

The ProFunds Europe 30 Index declined -23.52% in 2002. The decline was in line with the general economic weakness and weakness in equity markets in industrial countries. The economic growth of the European Union was stagnant. The slow recovery in the region was due mainly to slow growth of personal spending and a two-year stretch of falling equipment purchases by businesses. The British economy was somewhat stronger than the European Union but considerably below that of the late '90s. While the ProFunds Europe 30 Index was affected by the above factors over time, it had a high correlation to the U.S. equity markets on daily basis due to its constituent components being securities of foreign domiciled companies which trade on U.S. markets. (Europe 30)

The Nikkei 225 Stock Average declined -25.74% during the period of May 1, 2002 through December 31, 2002. While positive index performance prior to May reflected signs of a potential Japanese economic recovery, these signs abated as the year progressed. The reality of a sluggish world economy and renewed poor capital market conditions in Japan sent the Nikkei to a 20-year low in November 2002. Factors contributing to the country's problems included continued structural problems in the banking sector and fear that hard-line reforms could further worsen the Japanese economy. (Japan)

The S&P MidCap 400/BARRA Value Index declined -20.75% during the period of May 1, 2002 through December 31. For the year, value stocks out performed growth due to the inherently lower volatility or risk in value equities. Mid Cap stocks out performed relatively, as investors fled higher profile equities and looked for bargains in smaller cap stocks. See also S&P MidCap 400 Index. (Mid-Cap Value)

The S&P MidCap 400/BARRA Growth Index declined -20.24% during the period of May 1, 2002 through December 31, 2002. For the year, growth stocks under performed value due to the inherently higher volatility or risk in growth equities. Mid-cap stocks out performed relatively, as investors fled higher profile equities and looked for bargains in smaller cap stocks. See also S&P MidCap 400 Index. (Mid-Cap Growth)

The S&P SmallCap 600/BARRA Value Index declined -26.15% during the period of May 1, 2002 through December 31, 2002. For the year, value stocks out performed growth due to the inherently lower volatility or risk in value equities. Small-cap stocks out performed relatively, as investors fled higher profile equities and looked for bargains in smaller cap stocks. Small-cap stocks were hurt by the low level of capital market activity and subsequent decreased availability of capital for funding business expansion opportunities. (Small-Cap Value)

The S&P SmallCap 600/BARRA Growth Index declined -19.92% during the period of May 1, 2002 through December 31, 2002. For the year, growth stocks under performed value due to the inherently higher volatility or risk in growth equities. Small-cap stocks out performed relatively, as investors fled higher profile equities and looked for bargains in smaller stocks. Small-cap stocks were hurt by the low level of capital market activity and subsequent decreased availability of capital for funding business expansion opportunities. (Small-Cap Growth)

The Dow Jones U.S. Banks Index declined -13.68% during the period of May 1, 2002 through December 31, 2002 because increased credit costs, sluggish capital markets activity, and several high profile credit rating downgrades within the sector contributed to the decline in prices in the sector. (Banks)

The Dow Jones U.S. Basic Materials Sector Index declined -14.24% during the period of May 1, 2002 through December 31, 2002, because of unfavorable supply and demand dynamics, particularly in the second half of the year. Higher raw materials costs also impacted the performance of the Basic Materials Sector. (Basic Materials)

The Dow Jones U.S. Biotechnology Index declined -36.48% in 2002 because investors were less tolerant of growth stocks with high valuations and future earnings promise. Additionally, biotech firms suffered, as licensing revenue from large pharmaceutical companies fell sharply. (Biotechnology)

The Dow Jones U.S. Consumer Cyclical Sector Index declined -25.07% during the period of May 1, 2002 through December 31, 2002 because of the continued slowdown in consumer spending. Particularly weak in this sector were entertainment/communications stocks. Also, cable television related stocks, were pulled down over concerns about the debt levels at many of these companies. (Consumer Cyclical)

The Dow Jones U.S. Consumer Non-Cyclical Sector Index declined -15.93% during the period of May 1, 2002 through December 31, 2002 because of the relative strength of some of the larger companies (Coca Cola, Philip Morris, etc.) in the index. Although the Non-Cyclical index performed better than many sectors, this sector was still down, as it could not escape concerns over the sputtering economy. (Consumer Non-Cyclical)

The Dow Jones U.S. Energy Sector Index declined -15.40% in 2002 because of the concern of accounting techniques used by many energy firms, in the wake of Enron's bankruptcy. Higher oil and natural gas prices helped the energy sector limit some of its losses. (Energy)

The Dow Jones U.S. Financial Sector Index declined -14.37% in 2002 because operating results were hurt by continued sluggish capital markets activity, which included a decline in sales and trading revenues, a significant decrease in investment banking deal flow, and a decline in the value of assets under management. (Financial)

The Dow Jones U.S. Healthcare Sector Index declined -21.85% in 2002 because several disappointing decisions by the FDA effectively delayed or eliminated drugs expected to enter the market in 2002. Additionally, the impact of drug patent expirations negatively affected this sector. (Healthcare)

The Dow Jones U.S. Industrial Sector Index declined -19.39% during the period of May 1, 2002 through December 31, 2002 because of the heightened concerns over accounting practices in certain industrial conglomerates. For example, the poor performance of Tyco International and General Electric contributed to the negative return. Concern over a continued weakened economy affected many of the holdings in the industrial sector. (Industrial)

The Dow Jones Composite Internet Index declined -9.87% during the period of May 1, 2002 through December 31, 2002 because investment venture capital remained scarce and the hangover of valuations with little or no income continues to plague this sector. (Internet)

The Dow Jones U.S. Pharmaceuticals Index declined -13.81% during the period of May 1, 2002 through December 31, 2002 because lower revenues due to a lack of major impact drugs in the pipeline, the entry of large generic drug producers, and the decline of total pharmaceutical consumption. (Pharmaceuticals)

The Philadelphia Stock Exchange Gold and Silver Sector Index gained 0.54% during the period of May 1, 2002 through December 31, 2002 after gaining 40.27% through May 1, 2002. Investors continued their flight-to-safety in gold producing companies as the stock market fell. Gold producing companies were preferable to U.S. treasuries as world political strife intensified (Precious Metals)

The Dow Jones U.S. Real Estate Index declined -2.96% in 2002. Declines were small compared to broad-market indices because of the attractiveness of high dividend yields, which were close to 7% and relatively stable revenues from REITs and Real Estate management companies. Actual holders of the underlying index components would earn the dividend yield of these securities. (Real Estate)

The Dow Jones U.S. Semiconductor Index declined -47.22% during the period of May 1, 2002 through December 31, 2002 because of the continued commoditization of the industry and the further decline in corporate IT spending.
(Semiconductor)

The Dow Jones U.S. Technology Sector Index declined -38.82% in 2002 as many of the major technology companies continued to lower guidance. This sector remained more volatile than the broader market and suffered another difficult year, as the expected economic rebound did not materialize. (Technology)

The Dow Jones U.S. Telecommunications Sector Index declined -36.31% in 2002 because of a multitude of accounting fraud issues circulating the overall market and the Telecommunications sector specifically. Additionally, WorldCom Inc. was accused of accounting fraud and was down over 98% for the year, dragging down the entire sector. (Telecommunications)

The Dow Jones U.S. Utilities Sector Index declined -24.63% in 2002 because of a slowdown in economic growth, largely due to a decline in business investment, and the troubles in integrating recent consolidation within the sector. (Utilities)

                                ProFund VP Bull

   For the year ended December 31, 2002, the ProFund VP Bull had a NAV total return of -23.98%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bull achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment

            ProFund VP Bull       S&P 500
            ---------------      ---------
   5/1/01       $10,000           $10,000
  6/30/01         9,647             9,668
  9/30/01         8,180             8,219
 12/31/01         8,980             9,065
  3/31/02         8,957             9,060
  6/30/02         7,707             7,816
  9/30/02         6,337             6,438
 12/31/02         6,827             6,947

-------------------------------------------
         Average Annual Total Return
                as of 12/31/02
-------------------------------------------
                              Since
                            Inception
           1 Year            (5/1/01)
-------------------------------------------
VP Bull   (23.98)%           (20.45)%
-------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from 5/1/01 to 12/31/02.

   The performance of the ProFund VP Bull is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

              Common Stocks (95.9%)
                                                Shares    Value
                                                ------ -----------
             3M Co.............................  4,290 $   528,957
             Abbott Laboratories............... 17,270     690,800
             ACE, Ltd..........................  2,915      85,526
             ADC Telecommunications, Inc.*.....  8,800      18,392
             Adobe Systems, Inc................  2,585      64,111
             Advanced Micro Devices, Inc.*.....  3,795      24,516
             AES Corp.*........................  5,995      18,105
             Aetna, Inc........................  1,650      67,848
             AFLAC, Inc........................  5,720     172,286
             Agilent Technologies, Inc.*.......  5,170      92,852
             Air Products & Chemicals, Inc.....  2,530     108,157
             Alberto-Culver Co.--Class B.......    660      33,264
             Albertson's, Inc..................  4,180      93,047
             Alcoa, Inc........................  9,350     212,992
             Allegheny Energy, Inc.............  1,375      10,395
             Allegheny Technologies, Inc.......    880       5,482
             Allergan, Inc.....................  1,430      82,397
             Allied Waste Industries, Inc.*....  2,200      22,000
             Allstate Corp.....................  7,755     286,857
             Alltel Corp.......................  3,465     176,715
             Altera Corp.*.....................  4,235      52,218
             Ambac Financial Group, Inc........  1,155      64,957
             Amerada Hess Corp.................    990      54,500
             Ameren Corp.......................  1,705      70,877
             American Electric Power, Inc......  3,740     102,214
             American Express Co............... 14,520     513,282
             American Greetings Corp.--Class A*    715      11,297
             American International Group, Inc. 28,820   1,667,238
             American Power Conversion Corp.*..  2,145      32,497
             American Standard Cos.*...........    825      58,691
             AmerisourceBergen Corp............  1,155      62,728
             Amgen, Inc.*...................... 14,245     688,603
             AMR Corp.*........................  1,705      11,253
             AmSouth Bancorp...................  3,905      74,976
             Anadarko Petroleum Corp...........  2,750     131,725
             Analog Devices*...................  4,015      95,838
             Andrew Corp.*.....................  1,100      11,308
             Anheuser-Busch Cos., Inc..........  9,460     457,864
             Anthem, Inc.*.....................  1,540      96,866
             AOL-Time Warner, Inc.*............ 49,390     647,008
             AON Corp..........................  3,410      64,415
             Apache Corp.......................  1,595      90,899
             Apollo Group, Inc.--Class A*......  1,925      84,700
             Apple Computer, Inc.*.............  3,960      56,747
             Applera Corp.--Applied Biosystems
              Group............................  2,310      40,517
             Applied Materials, Inc.*.......... 18,205     237,211
             Applied Micro Circuits Corp.*.....  3,355      12,380
             Archer-Daniels-Midland Co.........  7,150      88,660
             Ashland, Inc......................    770      21,968
             AT&T Corp.........................  8,525     222,588
             AT&T Wireless Services, Inc.*..... 29,920     169,048
             Autodesk, Inc.....................  1,265      18,090
             Automatic Data Processing, Inc....  6,600     259,050
             AutoZone, Inc.*...................  1,100      77,715
             Avaya, Inc.*......................  4,015       9,837
             Avery Dennison Corp...............  1,210      73,907
             Avon Products, Inc................  2,585     139,254
             Baker Hughes, Inc.................  3,685     118,620
             Ball Corp.........................    605      30,970

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Bank of America Corp............... 16,555 $ 1,151,730
             Bank of New York Co., Inc..........  8,030     192,399
             Bank One Corp...................... 12,870     470,398
             Bard (C.R.), Inc...................    550      31,900
             Bausch & Lomb, Inc.................    605      21,780
             Baxter International, Inc..........  6,545     183,260
             BB&T Corp..........................  5,280     195,307
             Bear Stearns Cos., Inc.............  1,045      62,073
             Becton, Dickinson & Co.............  2,860      87,773
             Bed Bath & Beyond, Inc.*...........  3,245     112,050
             BellSouth Corp..................... 20,570     532,146
             Bemis Co., Inc.....................    605      30,026
             Best Buy Co., Inc.*................  3,575      86,336
             Big Lots, Inc.*....................  1,265      16,736
             Biogen, Inc.*......................  1,650      66,099
             Biomet, Inc........................  2,860      81,968
             BJ Services Co.*...................  1,760      56,866
             Black & Decker Corp................    880      37,743
             Block H & R, Inc...................  1,980      79,596
             BMC Software, Inc.*................  2,585      44,229
             Boeing Co..........................  9,295     306,642
             Boise Cascade Corp.................    660      16,645
             Boston Scientific Corp.*...........  4,510     191,765
             Bristol-Myers Squibb Co............ 21,395     495,294
             Broadcom Corp.--Class A*...........  3,025      45,557
             Brown-Forman Corp..................    770      50,327
             Brunswick Corp.....................    990      19,661
             Burlington Northern Santa Fe Corp..  4,180     108,722
             Burlington Resources, Inc..........  2,200      93,830
             Calpine Corp.*.....................  4,180      13,627
             Campbell Soup Co...................  4,510     105,850
             Capital One Financial Corp.........  2,475      73,557
             Cardinal Health, Inc...............  4,895     289,735
             Carmax, Inc.*......................    256       4,577
             Carnival Corp......................  6,490     161,926
             Caterpillar, Inc...................  3,795     173,507
             Cendant Corp.*..................... 11,440     119,891
             CenterPoint Energy, Inc............  3,355      28,518
             Centex Corp........................    660      33,132
             CenturyTel, Inc....................  1,595      46,861
             Charter One Financial, Inc.........  2,475      71,107
             ChevronTexaco Corp................. 11,825     786,125
             Chiron Corp.*......................  2,090      78,584
             Chubb Corp.........................  1,870      97,614
             CIENA Corp.*.......................  4,785      24,595
             CIGNA Corp.........................  1,540      63,325
             Cincinnati Financial Corp..........  1,760      66,088
             Cinergy Corp.......................  1,870      63,056
             Cintas Corp........................  1,870      85,553
             Circuit City Stores, Inc...........  2,310      17,140
             Cisco Systems, Inc.*............... 79,860   1,046,165
             Citigroup, Inc..................... 56,760   1,997,385
             Citizens Communications Co.*.......  3,135      33,074
             Citrix Systems, Inc.*..............  1,870      23,038
             Clear Channel Communications, Inc.*  6,765     252,267
             Clorox Co..........................  2,420      99,824
             CMS Energy Corp....................  1,595      15,057
             Coca-Cola Co....................... 27,390   1,200,230
             Coca-Cola Enterprises, Inc.........  4,950     107,514
             Colgate-Palmolive Co...............  5,940     311,434

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Comcast Corp.--Class A*................ 25,716 $   606,126
           Comerica, Inc..........................  1,925      83,237
           Computer Associates International, Inc.  6,325      85,388
           Computer Sciences Corp.*...............  1,870      64,422
           Compuware Corp.*.......................  4,180      20,064
           Comverse Technology, Inc.*.............  2,090      20,942
           ConAgra Foods, Inc.....................  5,940     148,559
           Concord EFS, Inc.*.....................  5,610      88,301
           ConocoPhillips.........................  7,480     361,957
           Consolidated Edison, Inc...............  2,365     101,269
           Constellation Energy Group, Inc........  1,815      50,493
           Convergys Corp.*.......................  1,925      29,164
           Cooper Industries, Ltd.--Class A.......  1,045      38,090
           Cooper Tire & Rubber Co................    825      12,656
           Coors (Adolph) Co.--Class B............    385      23,581
           Corning, Inc.*......................... 12,705      42,054
           Costco Wholesale Corp.*................  5,060     141,984
           Countrywide Credit Industries, Inc.....  1,375      71,019
           Crane Co...............................    660      13,154
           CSX Corp...............................  2,365      66,953
           Cummins, Inc...........................    440      12,377
           CVS Corp...............................  4,345     108,495
           Dana Corp..............................  1,650      19,404
           Danaher Corp...........................  1,705     112,019
           Darden Restaurants, Inc................  1,870      38,242
           Deere & Co.............................  2,640     121,044
           Del Monte Foods Co.*...................  1,744      13,429
           Dell Computer Corp.*................... 28,600     764,764
           Delphi Automotive Systems Corp.........  6,160      49,588
           Delta Air Lines, Inc...................  1,375      16,638
           Deluxe Corp............................    660      27,786
           Devon Energy Corp......................  1,705      78,260
           Dillard's, Inc.--Class A...............    935      14,829
           Dollar General Corp....................  3,685      44,036
           Dominion Resources, Inc................  3,410     187,209
           Donnelley (R.R.) & Sons Co.............  1,265      27,539
           Dover Corp.............................  2,255      65,756
           Dow Chemical Co........................ 10,065     298,930
           Dow Jones & Co., Inc...................    935      40,420
           DTE Energy Co..........................  1,870      86,768
           Du Pont (E.I.) de Nemours.............. 11,000     466,399
           Duke Energy Corp.......................  9,845     192,371
           Dynegy, Inc.--Class A..................  4,125       4,868
           Eastman Chemical Co....................    880      32,358
           Eastman Kodak Co.......................  3,245     113,705
           Eaton Corp.............................    770      60,145
           eBay, Inc.*............................  3,410     231,266
           Ecolab, Inc............................  1,430      70,785
           Edison International*..................  3,575      42,364
           El Paso Corp...........................  6,600      45,936
           Electronic Arts, Inc.*.................  1,540      76,646
           Electronic Data Systems Corp...........  5,280      97,310
           Eli Lilly & Co......................... 12,430     789,305
           EMC Corp.*............................. 24,310     149,263
           Emerson Electric Co....................  4,675     237,724
           Engelhard Corp.........................  1,430      31,961
           Entergy Corp...........................  2,475     112,835
           EOG Resources, Inc.....................  1,265      50,499
           Equifax, Inc...........................  1,595      36,908
           Equity Office Properties Trust.........  4,565     114,034

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- -----------
          Equity Residential Properties Trust....   2,970 $    73,003
          Exelon Corp............................   3,575     188,653
          Exxon Mobil Corp.......................  74,360   2,598,137
          Family Dollar Stores, Inc..............   1,925      60,079
          Fannie Mae.............................  11,000     707,630
          Federated Department Stores, Inc.*.....   2,145      61,690
          FedEx Corp.............................   3,300     178,926
          Fifth Third Bancorp....................   6,380     373,549
          First Data Corp........................   8,305     294,079
          First Tennessee National Corp..........   1,375      49,418
          FirstEnergy Corp.......................   3,300     108,801
          Fiserv, Inc.*..........................   2,090      70,956
          Fleet Boston Financial Corp............  11,605     282,002
          Fluor Corp.............................     880      24,640
          Ford Motor Co..........................  20,295     188,744
          Forest Laboratories, Inc.*.............   1,980     194,476
          Fortune Brands, Inc....................   1,650      76,742
          FPL Group, Inc.........................   2,035     122,365
          Franklin Resources, Inc................   2,860      97,469
          Freddie Mac............................   7,700     454,685
          Freeport-McMoRan Copper & Gold, Inc.--
           Class B*..............................   1,595      26,764
          Gannett Co., Inc.......................   2,970     213,246
          Gap, Inc...............................   9,790     151,941
          Gateway, Inc.*.........................   3,575      11,226
          General Dynamics Corp..................   2,200     174,614
          General Electric Co.................... 110,000   2,678,499
          General Mills, Inc.....................   4,070     191,087
          General Motors Corp....................   6,215     229,084
          Genuine Parts Co.......................   1,925      59,290
          Genzyme Corp.--General Division *......   2,365      69,933
          Georgia Pacific Corp...................   2,750      44,440
          Gillette Co............................  11,660     353,998
          Golden West Financial Corp.............   1,705     122,436
          Goodrich Corp..........................   1,265      23,175
          Goodyear Tire & Rubber Co..............   1,925      13,109
          Grainger (W.W.), Inc...................     990      51,035
          Great Lakes Chemical Corp..............     550      13,134
          Guidant Corp.*.........................   3,355     103,502
          Halliburton Co.........................   4,840      90,556
          Harley-Davidson, Inc...................   3,355     155,001
          Harrah's Entertainment, Inc.*..........   1,210      47,916
          Hartford Financial Services Group, Inc.   2,805     127,431
          Hasbro, Inc............................   1,925      22,234
          HCA, Inc...............................   5,665     235,098
          Health Management Associates, Inc.--
           Class A...............................   2,640      47,256
          Healthsouth Corp.*.....................   4,400      18,480
          Heinz (H.J.) Co........................   3,905     128,357
          Hercules, Inc.*........................   1,210      10,648
          Hershey Foods Corp.....................   1,485     100,148
          Hewlett-Packard Co.....................  33,715     585,292
          Hilton Hotels Corp.....................   4,180      53,128
          Home Depot, Inc........................  25,685     615,412
          Honeywell International, Inc...........   9,075     217,800
          Household International, Inc...........   5,225     145,307
          Humana, Inc.*..........................   1,815      18,150
          Huntington Bancshares, Inc.............   2,585      48,365
          Illinois Tool Works, Inc...............   3,410     221,173
          IMS Health, Inc........................   3,080      49,280

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Ingersoll-Rand Co.--Class A.............  1,870 $    80,522
          Intel Corp.............................. 73,205   1,139,802
          International Business Machines Corp.... 18,700   1,449,249
          International Flavors & Fragrances, Inc.  1,045      36,680
          International Game Technology*..........    935      70,985
          International Paper Co..................  5,280     184,642
          Interpublic Group of Cos., Inc..........  4,290      60,403
          Intuit, Inc.*...........................  2,255     105,805
          ITT Industries, Inc.....................    990      60,083
          J.P. Morgan Chase & Co.................. 22,055     529,319
          Jabil Circuit, Inc.*....................  2,200      39,424
          JDS Uniphase Corp.*..................... 15,620      38,581
          Jefferson-Pilot Corp....................  1,595      60,785
          John Hancock Financial Services, Inc....  3,190      89,001
          Johnson & Johnson....................... 32,835   1,763,568
          Johnson Controls, Inc...................    990      79,368
          Jones Apparel Group, Inc.*..............  1,430      50,679
          KB Home.................................    550      23,568
          Kellogg Co..............................  4,510     154,558
          Kerr-McGee Corp.........................  1,100      48,730
          KeyCorp.................................  4,675     117,530
          KeySpan Corp............................  1,595      56,208
          Kimberly-Clark Corp.....................  5,665     268,918
          Kinder Morgan, Inc......................  1,320      55,796
          King Pharmaceuticals, Inc.*.............  2,640      45,382
          KLA-Tencor Corp. *......................  2,090      73,923
          Knight Ridder, Inc......................    935      59,139
          Kohls Corp.*............................  3,740     209,253
          Kroger Co.*.............................  8,525     131,711
          Leggett & Platt, Inc....................  2,145      48,134
          Lexmark International Group, Inc.*......  1,375      83,188
          Limited, Inc............................  5,775      80,446
          Lincoln National Corp...................  1,980      62,528
          Linear Technology Corp..................  3,465      89,120
          Liz Claiborne, Inc......................  1,155      34,246
          Lockheed Martin Corp....................  5,060     292,215
          Loews Corp..............................  2,035      90,476
          Louisiana-Pacific Corp.*................  1,155       9,309
          Lowe's Cos., Inc........................  8,635     323,812
          LSI Logic Corp.*........................  4,125      23,801
          Lucent Technologies, Inc.*.............. 37,950      47,817
          Manor Care, Inc.*.......................  1,045      19,447
          Marathon Oil Corp.......................  3,465      73,770
          Marriott International, Inc.--Class A...  2,640      86,777
          Marsh & McLennan Cos., Inc..............  5,940     274,487
          Marshall & Ilsley Corp..................  2,420      66,260
          Masco Corp..............................  5,445     114,617
          Mattel, Inc.............................  4,840      92,686
          Maxim Integrated Products, Inc..........  3,520     116,301
          May Department Stores Co................  3,190      73,306
          Maytag Corp.............................    880      25,080
          MBIA, Inc...............................  1,595      69,957
          MBNA Corp............................... 14,135     268,848
          McDermott International, Inc.*..........    715       3,132
          McDonald's Corp......................... 14,025     225,522
          McGraw-Hill Cos., Inc...................  2,145     129,644
          McKesson Corp...........................  3,245      87,712
          MeadWestvaco Corp.......................  2,200      54,362
          MedImmune, Inc.*........................  2,750      74,718
          Medtronic, Inc.......................... 13,475     614,460

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Mellon Financial Corp................  4,785 $   124,936
            Merck & Co., Inc..................... 24,805   1,404,210
            Mercury Interactive Corp.*...........    935      27,723
            Meredith Corp........................    550      22,611
            Merrill Lynch & Co., Inc.............  1,936      73,471
            MetLife, Inc.........................  7,755     209,695
            MGIC Investment Corp.................  1,100      45,430
            Micron Technology, Inc.*.............  6,710      65,355
            Microsoft Corp.*..................... 59,070   3,053,918
            Millipore Corp.......................    550      18,700
            Mirant Corp.*........................  4,455       8,420
            Molex, Inc...........................  2,145      49,421
            Monsanto Co..........................  2,915      56,114
            Moody's Corp.........................  1,650      68,129
            Morgan Stanley Dean Witter & Co...... 11,990     478,641
            Motorola, Inc........................ 25,410     219,797
            Nabors Industries Ltd.*..............  1,595      56,256
            National City Corp...................  6,765     184,820
            National Semiconductor Corp.*........  1,980      29,720
            Navistar International Corp.*........    660      16,045
            NCR Corp.*...........................  1,100      26,114
            Network Appliance, Inc.*.............  3,740      37,400
            New York Times Co.--Class A..........  1,650      75,455
            Newell Rubbermaid, Inc...............  2,970      90,080
            Newmont Mining Corp..................  4,455     129,329
            Nextel Communications, Inc.--Class A* 10,670     123,239
            NICOR, Inc...........................    495      16,845
            Nike, Inc.--Class B..................  2,915     129,630
            NiSource, Inc........................  2,695      53,900
            Noble Corp.*.........................  1,485      52,198
            Nordstrom, Inc.......................  1,485      28,170
            Norfolk Southern Corp................  4,290      85,757
            North Fork Bancorp, Inc..............  1,760      59,382
            Northern Trust Corp..................  2,420      84,821
            Northrop Grumman Corp................  2,801     271,702
            Novell, Inc.*........................  4,015      13,410
            Novellus Systems, Inc.*..............  1,650      46,332
            Nucor Corp...........................    880      36,344
            NVIDIA Corp.*........................  1,705      19,625
            Occidental Petroleum Corp............  4,180     118,921
            Office Depot, Inc.*..................  3,410      50,332
            Omnicom Group........................  2,090     135,014
            Oracle Corp.*........................ 59,180     639,143
            PACCAR, Inc..........................  1,265      58,354
            Pactiv Corp.*........................  1,760      38,473
            Pall Corp............................  1,375      22,935
            Parametric Technology Corp.*.........  2,860       7,207
            Parker Hannifin Corp.................  1,320      60,892
            Paychex, Inc.........................  4,180     116,622
            Penney (J.C.) Co.....................  2,970      68,340
            Peoples Energy Corp..................    385      14,880
            PeopleSoft, Inc.*....................  3,465      63,410
            PepsiCo, Inc......................... 19,085     805,769
            PerkinElmer, Inc.....................  1,375      11,344
            Pfizer, Inc.......................... 68,090   2,081,510
            PG&E Corp.*..........................  4,455      61,925
            Pharmacia Corp....................... 14,300     597,740
            Phelps Dodge Corp.*..................    990      31,334
            Philip Morris Cos., Inc.............. 22,880     927,326
            Pinnacle West Capital Corp...........    990      33,749

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Pitney Bowes, Inc....................  2,640 $    86,222
            Plum Creek Timber Co., Inc...........  2,035      48,026
            PMC-Sierra, Inc.*....................  1,870      10,397
            PNC Financial Services Group.........  3,135     131,357
            Power-One, Inc.*.....................    880       4,990
            PPG Industries, Inc..................  1,870      93,781
            PPL Corp.............................  1,815      62,944
            Praxair, Inc.........................  1,760     101,675
            Principal Financial Group, Inc.......  3,740     112,686
            Procter & Gamble Co.................. 14,355   1,233,668
            Progress Energy, Inc.................  2,640     114,444
            Progressive Corp.....................  2,420     120,105
            Providian Financial Corp.*...........  3,190      20,703
            Prudential Financial, Inc............  6,270     199,010
            Public Service Enterprise Group, Inc.  2,475      79,448
            Pulte Homes, Inc.....................    660      31,594
            QLogic Corp.*........................  1,045      36,063
            Qualcomm, Inc.*......................  8,690     316,229
            Quest Diagnostics, Inc.*.............  1,100      62,590
            Quintiles Transnational Corp.*.......  1,320      15,972
            Qwest Communications International,
             Inc.*............................... 18,755      93,775
            R.J. Reynolds Tobacco Holdings.......    990      41,689
            RadioShack Corp......................  1,870      35,044
            Rational Software Corp.*.............  2,145      22,287
            Raytheon Co..........................  4,510     138,683
            Reebok International, Ltd.*..........    660      19,404
            Regions Financial Corp...............  2,420      80,731
            Reliant Resources, Inc.*.............    928       2,970
            Robert Half International, Inc.*.....  1,925      31,012
            Rockwell Collins, Inc................  2,035      47,334
            Rockwell International Corp..........  2,035      42,145
            Rohm & Haas Co.......................  2,420      78,602
            Rowan Cos., Inc......................  1,045      23,722
            Ryder System, Inc....................    715      16,045
            Sabre Holdings Corp.*................  1,595      28,885
            SAFECO Corp..........................  1,540      53,392
            Safeway, Inc.*.......................  4,895     114,347
            Sanmina-SCI Corp.*...................  5,830      26,177
            Sara Lee Corp........................  8,635     194,374
            SBC Communications, Inc.............. 36,685     994,530
            Schering-Plough Corp................. 16,225     360,195
            Schlumberger Ltd.....................  6,435     270,848
            Schwab (Charles) Corp................ 14,850     161,123
            Scientific-Atlanta, Inc..............  1,705      20,221
            Sealed Air Corp.*....................    935      34,876
            Sears, Roebuck & Co..................  3,520      84,304
            Sempra Energy........................  2,255      53,331
            Sherwin-Williams Co..................  1,650      46,613
            Siebel Systems, Inc.*................  5,335      39,906
            Sigma-Aldrich Corp...................    770      37,499
            Simon Property Group, Inc............  2,090      71,206
            SLM Corp.............................  1,705     177,081
            Snap-on, Inc.........................    660      18,553
            Solectron Corp.*.....................  9,130      32,412
            Southern Co..........................  7,865     223,286
            SouthTrust Corp......................  3,850      95,673
            Southwest Airlines Co................  8,580     119,262
            Sprint Corp. (FON Group).............  9,900     143,352
            Sprint Corp. (PCS Group)*............ 11,055      48,421

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          St. Jude Medical, Inc.*.................  1,980 $    78,646
          St. Paul Companies, Inc.................  2,530      86,147
          Stanley Works...........................    990      34,234
          Staples, Inc.*..........................  5,225      95,618
          Starbucks Corp.*........................  4,290      87,430
          Starwood Hotels & Resorts Worldwide,
           Inc....................................  2,200      52,228
          State Street Corp.......................  3,575     139,425
          Stilwell Financial, Inc.................  2,475      32,348
          Stryker Corp............................  2,200     147,664
          Sun Microsystems, Inc.*................. 34,430     107,077
          SunGard Data Systems, Inc.*.............  3,135      73,861
          Sunoco, Inc.............................    825      27,374
          SunTrust Banks, Inc.....................  3,135     178,444
          SuperValu, Inc..........................  1,485      24,517
          Symbol Technologies, Inc................  2,530      20,797
          Synovus Financial Corp..................  3,300      64,020
          Sysco Corp..............................  7,260     216,276
          T. Rowe Price Group, Inc................  1,375      37,510
          Target Corp............................. 10,065     301,950
          TECO Energy, Inc........................  1,925      29,780
          Tektronix, Inc.*........................    935      17,008
          Tellabs, Inc.*..........................  4,565      33,188
          Temple-Inland, Inc......................    605      27,110
          Tenet Healthcare Corp.*.................  5,390      88,396
          Teradyne, Inc.*.........................  2,035      26,475
          Texas Instruments, Inc.................. 19,140     287,291
          Textron, Inc............................  1,540      66,205
          The Pepsi Bottling Group, Inc...........  3,080      79,156
          Thermo Electron Corp.*..................  1,815      36,518
          Thomas & Betts Corp.*...................    660      11,154
          Tiffany & Co............................  1,595      38,136
          TJX Cos., Inc...........................  5,830     113,802
          TMP Worldwide, Inc.*....................  1,210      13,685
          Torchmark Corp..........................  1,320      48,220
          Toys R Us, Inc.*........................  2,365      23,650
          Transocean Sedco Forex, Inc.............  3,520      81,664
          Travelers Property Casualty Corp.*...... 11,110     162,762
          Tribune Co..............................  3,355     152,518
          Tupperware Corp.........................    660       9,953
          TXU Corp................................  3,519      65,735
          Tyco International, Ltd................. 22,055     376,699
          U.S. Bancorp............................ 21,175     449,334
          Union Pacific Corp......................  2,805     167,935
          Union Planters Corp.....................  2,200      61,908
          Unisys Corp.*...........................  3,575      35,393
          United Parcel Service, Inc.--Class B.... 12,320     777,146
          United States Steel Corp................  1,155      15,154
          United Technologies Corp................  5,225     323,636
          UnitedHealth Group, Inc.................  3,355     280,142
          Univision Communications, Inc.--Class A*  2,530      61,985
          Unocal Corp.............................  2,860      87,459
          UnumProvident Corp......................  2,695      47,270
          UST, Inc................................  1,870      62,514
          Veritas Software Corp.*.................  4,565      71,305
          Verizon Communications, Inc............. 30,250   1,172,187
          VF Corp.................................  1,210      43,621
          Viacom, Inc.--Class B*.................. 19,470     793,596
          Visteon Corp............................  1,430       9,953
          Vulcan Materials Co.....................  1,100      41,250

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
         Wachovia Corp.........................     15,015 $   547,146
         Wal-Mart Stores, Inc..................     48,785   2,464,129
         Walgreen Co...........................     11,330     330,722
         Walt Disney Co........................     22,550     367,791
         Washington Mutual, Inc................     10,450     360,839
         Waste Management, Inc.................      6,710     153,793
         Waters Corp.*.........................      1,430      31,145
         Watson Pharmaceuticals, Inc.*.........      1,155      32,652
         Wellpoint Health Networks, Inc.*......      1,650     117,414
         Wells Fargo & Co......................     18,700     876,468
         Wendy's International, Inc............      1,265      34,244
         Weyerhaeuser Co.......................      2,420     119,088
         Whirlpool Corp........................        770      40,209
         Williams Cos., Inc....................      5,720      15,444
         Winn-Dixie Stores, Inc................      1,540      23,531
         Worthington Industries, Inc...........        935      14,249
         Wrigley (WM.) JR Co...................      2,475     135,828
         Wyeth.................................     14,630     547,162
         Xcel Energy, Inc......................      4,400      48,400
         Xerox Corp.*..........................      8,140      65,527
         Xilinx, Inc.*.........................      3,740      77,044
         XL Capital, Ltd.--Class A.............      1,485     114,716
         Yahoo!, Inc.*.........................      6,545     107,011
         YUM! Brands, Inc.*....................      3,245      78,594
         Zimmer Holdings, Inc.*................      2,145      89,060
         Zions Bancorp.........................        990      38,956
                                                           -----------
         TOTAL COMMON STOCKS...................             88,914,636
                                                           -----------
          Federal Home Loan Bank (5.2%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank, 0.50%,
          01/02/03............................. $4,836,000   4,835,866
                                                           -----------
         TOTAL FEDERAL HOME LOAN BANK..........              4,835,866
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $91,215,372)/(a)/--101.1%......             93,750,502
         Net other assets/(liabilities)--(1.1)%             (1,000,989)
                                                           -----------
         NET ASSETS--100.0%....................            $92,749,513
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $102,818,558 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $11,603,186. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  5,162,575
                   Unrealized depreciation.....  (14,230,631)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $ (9,068,056)
                                                ============

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $175,800).     4        $ (5,604)
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $2,197,500)....    10        $(23,595)

The ProFund VP Bull's investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.7%
                     Agriculture...................... 1.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 6.8%
                     Beverages........................ 2.9%
                     Biotechnology.................... 1.0%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.6%
                     Commercial Services.............. 0.9%
                     Computers........................ 3.9%
                     Cosmetics/Personal Care.......... 2.5%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.4%
                     Electric......................... 2.5%
                     Electrical Components & Equipment 0.4%
                     Electronics...................... 0.5%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.0%
                     Forest Products & Paper.......... 0.5%
                     Gas.............................. 0.1%
                     Hand/Machine Tools............... 0.1%
                     Healthcare--Products............. 3.7%
                     Healthcare--Services............. 1.1%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products/Wares......... 0.3%
                     Housewares....................... 0.1%
                     Insurance........................ 4.9%
                     Internet......................... 0.4%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.3%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 0.3%
                     Manufacturing.................... 4.9%
                     Media............................ 3.7%
                     Mining........................... 0.4%
                     Office/Business Equipment........ 0.2%
                     Oil & Gas........................ 5.2%
                     Oil & Gas Services............... 0.6%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 8.4%
                     Pipelines........................ 0.1%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

                       Real Estate Investment Trust 0.3%
                       Retail...................... 6.8%
                       Savings & Loans............. 0.5%
                       Semiconductors.............. 2.7%
                       Software.................... 5.4%
                       Telecommunications.......... 6.1%
                       Textiles.................... 0.1%
                       Toys/Games/Hobbies.......... 0.1%
                       Transportation.............. 1.5%
                       Other....................... 4.1%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $91,215,372)........... $ 93,750,502
        Cash...............................................      483,084
        Dividends and interest receivable..................      142,150
        Variation margin on futures contracts..............        7,968
        Prepaid expenses...................................          187
                                                            ------------
         Total Assets......................................   94,383,891
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    1,424,340
        Advisory fees payable..............................       68,407
        Management services fees payable...................       13,681
        Administration fees payable........................        4,495
        Administrative services fees payable...............       39,937
        Distribution fees payable..........................       35,056
        Other accrued expenses.............................       48,462
                                                            ------------
         Total Liabilities.................................    1,634,378
                                                            ------------
      Net Assets........................................... $ 92,749,513
                                                            ============
      Net Assets consist of:
        Capital............................................ $103,699,152
        Accumulated net investment income/(loss)...........          557
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (13,456,127)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    2,505,931
                                                            ------------
      Net Assets........................................... $ 92,749,513
                                                            ============
        Shares of Beneficial Interest Outstanding..........    4,528,526
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      20.48
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    708,347
       Interest.............................................       62,838
                                                             ------------
        Total Investment Income.............................      771,185
                                                             ------------
     Expenses:
       Advisory fees........................................      334,546
       Management services fees.............................       66,909
       Administration fees..................................       23,229
       Administrative services fees.........................      138,850
       Distribution fees....................................      111,515
       Custody fees.........................................       42,349
       Fund accounting fees.................................       46,692
       Transfer agent fees..................................       40,526
       Other fees...........................................       48,036
                                                             ------------
        Total Expenses......................................      852,652
                                                             ------------
     Net Investment Income/(Loss)...........................      (81,467)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments and Futures Contracts:
       Net realized gains/(losses) on investments...........  (10,923,157)
       Net realized gains/(losses) on futures contracts.....   (1,689,334)
       Change in net unrealized appreciation/(depreciation)
        on investments and futures contracts................    2,053,641
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments and futures contracts..................  (10,558,850)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(10,640,317)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Statements of Changes in Net Assets
                                                                 For the period
                                                   For the      May 1, 2001/(a)/
                                                 year ended          through
                                              December 31, 2002 December 31, 2001
                                              ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss)................   $     (81,467)    $    (29,081)
 Net realized gains/(losses) on investments
   and future contracts......................     (12,612,491)        (846,214)
 Change in net unrealized
   appreciation/(depreciation) on
   investments and futures contracts.........       2,053,641          452,290
                                                -------------     ------------
 Change in net assets resulting from
   operations................................     (10,640,317)        (423,005)
                                                -------------     ------------
Capital Transactions:
 Proceeds from shares issued.................     368,175,334       41,698,916
 Cost of shares redeemed.....................    (285,371,272)     (20,690,143)
                                                -------------     ------------
 Change in net assets resulting from capital
   transactions..............................      82,804,062       21,008,773
                                                -------------     ------------
 Change in net assets........................      72,163,745       20,585,768
Net Assets:
 Beginning of period.........................      20,585,768               --
                                                -------------     ------------
 End of period...............................   $  92,749,513     $ 20,585,768
                                                =============     ============
Share Transactions:
 Issued......................................      17,148,702        1,498,955
 Redeemed....................................     (13,384,181)        (734,950)
                                                -------------     ------------
 Change in shares............................       3,764,521          764,005
                                                =============     ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                         For the period
                                                                                        For the         May 1, 2001/(a)/
                                                                                      year ended             through
                                                                                   December 31, 2002    December 31, 2001
                                                                                   -----------------    -----------------
Net Asset Value, Beginning of Period..............................................    $     26.94          $     30.00
                                                                                      -----------          -----------
Investment Activities:
  Net investment income/(loss)....................................................          (0.04)/(b)/          (0.11)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          (6.42)               (2.95)
                                                                                      -----------          -----------
  Total income/(loss) from investment activities..................................          (6.46)               (3.06)
                                                                                      -----------          -----------
Net Asset Value, End of Period....................................................    $     20.48          $     26.94
                                                                                      ===========          ===========
Total Return......................................................................         (23.98)%             (10.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $92,749,513          $20,585,768
Ratio of expenses to average net assets...........................................           1.91%                2.25%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          (0.18)%              (0.60)%/(d)/
Portfolio turnover................................................................            260%                 325%

------
/(a)/Commencement of operations
/(b)/Per share net investment income(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                                ProFund VP OTC

   For the year ended December 31, 2002, the ProFund VP OTC had a NAV total return of -38.62%*, compared to a return of -37.58% for the unmanaged NASDAQ-100 Index(R). This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the ProFund VP OTC achieved an average daily statistical correlation of over 0.99 with the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   The performance of the NASDAQ-100 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                    [CHART]

Value of a $10,000 Investment

           VP OTC       NASDAQ-100
           ------       ----------
 1/22/01     $10,000         $10,000
 3/31/01       5,920           5,952
 6/30/01       6,847           6,924
 9/30/01       4,350           4,420
12/31/01       5,843           5,967
 3/31/02       5,363           5,497
 6/30/02       3,860           3,978
 9/30/02       3,053           3,150
12/31/02       3,587           3,724

---------------------------------------------
         Average Annual Total Return
                as of 12/31/02
---------------------------------------------
           1 Year   Since Inception (1/22/01)
---------------------------------------------
VP OTC    (38.62)%          (41.06)%
---------------------------------------------




* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP OTC from 1/22/01 to 12/31/02.

   The performance of the ProFund VP OTC is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP OTC                           Investments
                                                December 31, 2002


           Common Stocks (92.1%)
                                                   Shares     Value
                                                   ------- -----------
          ADC Telecommunications, Inc.*...........  92,241 $   192,784
          Adobe Systems, Inc......................  21,312     528,559
          Altera Corp.*...........................  49,950     616,383
          Amazon.com, Inc.*.......................  23,310     440,326
          American Power Conversion Corp.*........  18,315     277,472
          Amgen, Inc.*............................  55,611   2,688,236
          Apollo Group, Inc.--Class A*............  16,317     717,948
          Apple Computer, Inc.*...................  46,287     663,293
          Applied Materials, Inc.*................  79,254   1,032,680
          BEA Systems, Inc.*......................  35,298     404,868
          Bed Bath & Beyond, Inc.*................  36,297   1,253,336
          Biogen, Inc.*...........................  16,983     680,339
          Biomet, Inc.............................  32,301     925,746
          Broadcom Corp.--Class A*................  17,316     260,779
          Brocade Communications Systems, Inc.*...  21,978      90,989
          C.H. Robinson Worldwide, Inc............   7,659     238,961
          CDW Computer Centers, Inc.*.............   7,992     350,449
          Cephalon, Inc. *........................   4,662     226,890
          Check Point Software Technologies, Ltd.*  22,311     289,374
          Chiron Corp.*...........................  24,309     914,018
          CIENA Corp.*............................  47,286     243,050
          Cintas Corp.............................  18,981     868,381
          Cisco Systems, Inc.*.................... 238,761   3,127,769
          Citrix Systems, Inc.*...................  18,648     229,743
          Comcast Corp.--Class A*.................  87,912   2,072,086
          Compuware Corp.*........................  21,645     103,896
          Comverse Technology, Inc.*..............  17,982     180,180
          Costco Wholesale Corp.*.................  22,311     626,047
          Dell Computer Corp.*....................  88,245   2,359,670
          DENTSPLY International, Inc.............   6,993     260,140
          Dollar Tree Stores, Inc.*...............  10,323     253,636
          eBay, Inc.*.............................  21,312   1,445,379
          EchoStar Communications Corp.--
           Class A*...............................  23,310     518,881
          Electronic Arts, Inc.*..................  13,320     662,936
          Expeditors International of Washington,
           Inc....................................   9,324     304,428
          Express Scripts, Inc.--Class A*.........   6,327     303,949
          Fastenal Co.............................   6,660     249,017
          First Health Group Corp.*...............   9,657     235,148
          Fiserv, Inc.*...........................  22,311     757,458
          Flextronics International, Ltd.*........  51,948     425,453
          Gentex Corp.*...........................   7,326     231,795
          Genzyme Corp.--General Division*........  24,975     738,511
          Gilead Sciences, Inc.*..................  17,982     611,388
          Henry Schein, Inc.*.....................   3,663     164,835
          Human Genome Sciences, Inc.*............  11,988     105,614
          ICOS Corp.*.............................   5,661     132,524
          IDEC Pharmaceuticals Corp.*.............  15,318     508,098
          Intel Corp.............................. 214,785   3,344,203
          Intuit, Inc.*...........................  23,976   1,124,954
          Invitrogen Corp.*.......................   4,329     135,454
          JDS Uniphase Corp.*..................... 138,528     342,164
          Juniper Networks, Inc.*.................  22,644     153,979
          KLA-Tencor Corp.*.......................  21,312     753,805
          Lamar Advertising Co.*..................   7,659     257,725
          Lincare Holdings, Inc.*.................   9,324     294,825
          Linear Technology Corp..................  38,628     993,512
          Maxim Integrated Products, Inc..........  41,625   1,375,290
          MedImmune, Inc.*........................  24,975     678,571

           Common Stocks, continued
                                                  Shares      Value
                                                 --------- -----------
          Mercury Interactive Corp.*............    8,325  $   246,836
          Microchip Technology, Inc.............   15,651      382,667
          Microsoft Corp.*......................  170,163    8,797,428
          Millennium Pharmaceuticals, Inc.*.....   29,304      232,674
          Molex, Inc............................    8,991      207,153
          Network Appliance, Inc.*..............   32,634      326,340
          Nextel Communications, Inc.--Class A*.  110,556    1,276,922
          Novellus Systems, Inc.*...............   13,986      392,727
          NVIDIA Corp.*.........................   15,651      180,143
          Oracle Corp.*.........................  205,794    2,222,576
          PACCAR, Inc...........................   11,988      553,006
          PanAmSat Corp.*.......................   18,648      273,007
          Patterson Dental Co.*.................    5,994      262,178
          Patterson-UTI Energy, Inc.*...........    7,659      231,072
          Paychex, Inc..........................   32,967      919,779
          PeopleSoft, Inc.*.....................   40,959      749,550
          Petsmart, Inc.*.......................   12,654      216,763
          Pixar Animation Studios*..............    4,662      247,039
          QLogic Corp.*.........................    8,658      298,788
          Qualcomm, Inc.*.......................   87,579    3,187,000
          RF Micro Devices, Inc.*...............   17,649      129,367
          Ross Stores, Inc......................    6,993      296,433
          Ryanair Holdings PLC--ADR*............    5,661      221,685
          Sanmina-SCI Corp.*....................   52,281      234,742
          Siebel Systems, Inc.*.................   52,614      393,553
          Sigma-Aldrich Corp....................    6,327      308,125
          Smurfit-Stone Container Corp.*........   22,311      343,389
          Staples, Inc.*........................   29,304      536,263
          Starbucks Corp.*......................   49,950    1,017,981
          Sun Microsystems, Inc.*...............  125,541      390,433
          Symantec Corp.*.......................   13,653      553,083
          Synopsys, Inc.*.......................    6,327      291,991
          Telefonaktiebolaget LM Ericsson*......   12,755       85,969
          Tellabs, Inc.*........................   21,645      157,359
          Teva Pharmaceutical Industries, Ltd.--
           ADR..................................   16,983      655,714
          TMP Worldwide, Inc.*..................   10,989      124,286
          USA Networks, Inc.*...................   40,626      931,148
          VeriSign, Inc.*.......................   20,646      165,581
          Veritas Software Corp.*...............   38,961      608,571
          Whole Foods Market, Inc.*.............    5,328      280,945
          Xilinx, Inc.*.........................   41,292      850,615
          Yahoo!, Inc.*.........................   26,307      430,119
                                                           -----------
          TOTAL COMMON STOCKS...................            70,178,924
                                                           -----------
           Federal Home Loan Bank (0.6%)
                                                 Principal
                                                  Amount
                                                 ---------
          Federal Home Loan Bank, 0.50%,
           01/02/03............................. $492,000      491,986
                                                           -----------
          TOTAL FEDERAL HOME LOAN BANK..........               491,986
                                                           -----------
          TOTAL INVESTMENTS
           (Cost $67,648,794)/(a)/--92.7%.......            70,670,910
          Net other assets/(liabilities)--7.3%..             5,578,654
                                                           -----------
          NET ASSETS--100.0%....................           $76,249,564
                                                           ===========

------
* Non-income producing security

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP OTC                           Investments
                                                December 31, 2002

/(a)/Cost for federal income taxes is $93,342,773 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $25,693,979. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  5,112,128
                   Unrealized depreciation.....  (27,783,991)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(22,671,863)
                                                ============

/ADR/American Depositary Receipt
At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini NASDAQ Future Contract
            expiring March 2003 (Underlying
            face amount at value $493,000).    25        $ 15,888
           NASDAQ Future Contract expiring
            March 2003 (Underlying face
            amount at value $6,507,600)....    66        $(28,497)

The ProFund VP OTC's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                    Advertising......................  0.3%
                    Airlines.........................  0.3%
                    Auto Manufacturers...............  0.7%
                    Biotechnology....................  8.0%
                    Chemicals........................  0.4%
                    Commercial Services..............  2.4%
                    Computers........................  6.2%
                    Distribution/Wholesale...........  0.3%
                    Electrical Components & Equipment  0.7%
                    Electronics......................  1.2%
                    Food.............................  0.4%
                    Healthcare Products..............  2.1%
                    Healthcare Services..............  0.4%
                    Internet.........................  4.6%
                    Leisure Time.....................  1.2%
                    Media............................  2.7%
                    Oil & Gas........................  0.3%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  3.2%
                    Retail...........................  6.0%
                    Semiconductors................... 13.8%
                    Software......................... 21.6%
                    Telecommunications............... 13.0%
                    Textiles.........................  1.1%
                    Transportation...................  0.7%
                    Other............................  7.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $67,648,794)........... $ 70,670,910
        Cash...............................................       44,679
        Dividends and interest receivable..................       10,122
        Receivable for capital shares issued...............    5,707,384
        Variation margin on futures contracts..............          394
        Prepaid expenses...................................          491
                                                            ------------
         Total Assets......................................   76,433,980
                                                            ------------
      Liabilities:
        Advisory fees payable..............................       62,575
        Management services fees payable...................       11,780
        Administration fees payable........................        3,860
        Administrative services fees payable...............       39,267
        Distribution fees payable..........................       19,634
        Other accrued expenses.............................       47,300
                                                            ------------
         Total Liabilities.................................      184,416
                                                            ------------
      Net Assets........................................... $ 76,249,564
                                                            ============
      Net Assets consist of:
        Capital............................................ $118,507,805
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (45,267,748)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    3,009,507
                                                            ------------
      Net Assets........................................... $ 76,249,564
                                                            ============
        Shares of Beneficial Interest Outstanding..........    7,083,478
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      10.76
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $     77,122
       Dividends............................................       43,679
                                                             ------------
        Total Investment Income.............................      120,801
                                                             ------------
     Expenses:
       Advisory fees........................................      395,840
       Management services fees.............................       79,168
       Administration fees..................................       27,611
       Administrative services fees.........................      233,868
       Distribution fees....................................      131,947
       Custody fees.........................................       43,291
       Fund accounting fees.................................       51,677
       Transfer agent fees..................................       57,890
       Other fees...........................................       47,744
                                                             ------------
        Total Expenses before reductions....................    1,069,036
        Less Expenses reduced by the Investment
         Advisor............................................      (27,011)
                                                             ------------
        Net Expenses........................................    1,042,025
                                                             ------------
     Net Investment Income/(Loss)...........................     (921,224)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments and Futures Contracts:
       Net realized gains/(losses) on investments...........  (20,772,360)
       Net realized gains/(losses) on futures contracts.....   (4,301,343)
       Change in net unrealized appreciation/(depreciation)
        on investments and futures contracts................   (8,672,791)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments and futures contracts..................  (33,746,494)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(34,667,718)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC


 Statements of Changes in Net Assets

                                                                                                  For the
                                                                                                year ended
                                                                                             December 31, 2002
                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $    (921,224)
  Net realized gains/(losses) on investments and futures contracts..........................     (25,073,703)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.      (8,672,791)
                                                                                               -------------
  Change in net assets resulting from operations............................................     (34,667,718)
                                                                                               -------------
Capital Transactions:
  Proceeds from shares issued...............................................................     505,590,731
  Cost of shares redeemed...................................................................    (465,447,929)
                                                                                               -------------
  Change in net assets resulting from capital transactions..................................      40,142,802
                                                                                               -------------
  Change in net assets......................................................................       5,475,084
Net Assets:
  Beginning of period.......................................................................      70,774,480
                                                                                               -------------
  End of period.............................................................................   $  76,249,564
                                                                                               =============
Share Transactions:
  Issued....................................................................................      40,149,626
  Redeemed..................................................................................     (37,104,141)
                                                                                               -------------
  Change in shares..........................................................................       3,045,485
                                                                                               =============

 Statements of Changes in Net Assets
                                                                                                For the period
                                                                                             January 22, 2001/(a)/
                                                                                                   through
                                                                                              December 31, 2001
                                                                                             --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................    $    (568,148)
  Net realized gains/(losses) on investments and futures contracts..........................      (20,194,045)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.       11,682,298
                                                                                                -------------
  Change in net assets resulting from operations............................................       (9,079,895)
                                                                                                -------------
Capital Transactions:
  Proceeds from shares issued...............................................................      444,059,793
  Cost of shares redeemed...................................................................     (364,205,418)
                                                                                                -------------
  Change in net assets resulting from capital transactions..................................       79,854,375
                                                                                                -------------
  Change in net assets......................................................................       70,774,480
Net Assets:
  Beginning of period.......................................................................               --
                                                                                                -------------
  End of period.............................................................................    $  70,774,480
                                                                                                =============
Share Transactions:
  Issued....................................................................................       24,805,912
  Redeemed..................................................................................      (20,767,919)
                                                                                                -------------
  Change in shares..........................................................................        4,037,993
                                                                                                =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                         For the                January 22, 2001/(a)/
                                                                       year ended                     through
                                                                    December 31, 2002            December 31, 2001
                                                                    -----------------           --------------------
Net Asset Value, Beginning of Period...............................    $     17.53                  $     30.00
                                                                       -----------                  -----------
Investment Activities:
  Net investment income/(loss).....................................          (0.23) /(b)/                 (0.27)/(b)/
  Net realized and unrealized gains/(losses) on investments........
  and futures contracts............................................          (6.54)                      (12.20)
                                                                       -----------                  -----------
  Total income/(loss) from investment activities...................          (6.77)                      (12.47)
                                                                       -----------                  -----------
Net Asset Value, End of Period.....................................    $     10.76                  $     17.53
                                                                       ===========                  ===========
Total Return.......................................................         (38.62)%                     (41.57)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $76,249,564                  $70,774,480
Ratio of expenses to average net assets............................           1.98%                        1.91%/(d)/
Ratio of net investment income/(loss) to average net assets........          (1.75)%                      (1.61)%/(d)/
Ratio of expenses to average net assets*...........................           2.03%                        1.91%/(d)/
Portfolio turnover.................................................            534%                         918%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                              ProFund VP Asia 30

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Asia 30 had a NAV total return of -21.63%*, compared to a return of -19.67% for the unmanaged ProFunds Asia 30 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. The ProFunds Asia 30 Index is an unmanaged index, which represents the performance of the 30 largest market capitalization companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares.

   For the fiscal year, the ProFund VP Asia 30 achieved an average daily statistical correlation of over 0.99 with the daily performance of its benchmark (1.00 equals perfect correlation).

   The performance of the ProFunds Asia 30 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the ProFunds Asia 30 Index or any of the companies included in the ProFunds Asia 30 Index.

                                    [CHART]

Value of a $10,000 Investment

          ProFund VP Asia 30        ProFunds Asia 30
          -------------------       ----------------
  5/1/02          $10,000                 $10,000
 6/30/02            9,160                   9,212
 9/30/02            7,360                   7,449
12/31/02            7,837                   8,033
------------------------------------------------
             Aggregate Total Return
                 as of 12/31/02
------------------------------------------------
                                 Since
                               Inception
                                (5/1/02)
------------------------------------------------
VP Asia 30                      (21.63)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Asia 30 is measured against the ProFunds Asia 30 Index, an unmanaged index consisting of 30 Asian and Pacific-based companies, excluding Japan, whose securities are traded on U.S. Exchanges or on the NASDAQ Stock Market as depositary receipts with the highest market capitalization determined annually. The Index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Asia 30                       Investments
                                                December 31, 2002

          Common Stocks (98.8%)
                                                   Shares      Value
                                                  --------- -----------
         Advanced Semiconductor Engineering,
          Inc.--ADR*.............................   27,132  $    79,225
         Aluminum Corporation of China, Ltd.--
          ADR....................................    6,612       94,816
         BHP Billiton, Ltd.--ADR.................   90,060    1,035,690
         Chartered Semiconductor Manufacturing,
          Ltd.--ADR*.............................   20,520       80,849
         China Mobile (Hong Kong), Ltd.--ADR*....  132,468    1,600,214
         China Petroleum and Chemical Corp.
          (Sinopec)--ADR.........................   12,540      210,045
         China Unicom, Ltd.--ADR*................   79,116      549,856
         CNOOC, Ltd.--ADR........................   28,044      730,546
         Dr. Reddy's Laboratories, Ltd.--ADR.....   21,204      409,873
         Flextronics International, Ltd.*........   45,600      373,464
         Huaneng Power International,
          Inc.--ADR..............................   22,572      727,496
         Infosys Technologies, Ltd.--ADR.........   10,488      729,440
         Kookmin Bank--ADR.......................   18,240      644,784
         Korea Electric Power (KEPCO) Corp.--
          ADR....................................   75,924      645,354
         KT Corp.--ADR...........................   36,480      786,144
         Macronix International Co., Ltd.--ADR*..   17,327       55,620
         Mahanagar Telephone Nigam,
          Ltd.--ADR..............................   18,240       72,048
         National Australia Bank, Ltd.--ADR......   13,452    1,207,317
         PetroChina Company, Ltd.--ADR...........   73,644    1,478,035
         Philippine Long Distance Telephone Co.--
          ADR*...................................   51,300      258,039
         POSCO--ADR..............................   28,044      693,528
         PT Telekomunikasi Indonesia--ADR........   60,192      511,030
         Satyam Computer Services, Ltd.--ADR.....   39,216      503,926
         Siliconware Precision Industries Co.--
          ADR*...................................   25,080       60,694
         SK Telecom Co., Ltd.--ADR...............   42,864      915,146
         Taiwan Semiconductor Manufacturing Co.,
          Ltd.--ADR*.............................  130,872      922,648
         Telecom Corporation of New Zealand,
          Ltd.--ADR..............................   30,780      588,514
         The News Corporation, Ltd.--ADR.........   49,476    1,298,745
         United Microelectronics Corp.--ADR*.....  132,468      445,092
         Wipro, Ltd.--ADR........................   19,380      649,230
                                                            -----------
         TOTAL COMMON STOCKS.....................            18,357,408
                                                            -----------
          Federal Home Loan Bank (0.1%)
                                                  Principal
                                                   Amount
                                                  ---------
         Federal Home Loan Bank, 0.50%,
          01/02/03............................... $ 23,000       22,999
                                                            -----------
         TOTAL FEDERAL HOME LOAN BANK............                22,999
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $18,148,809)/(a)/--98.9%.........            18,380,407
         Net other assets/(liabilities)--1.1%....               195,787
                                                            -----------
         NET ASSETS--100.0%......................           $18,576,194
                                                            ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $20,619,815 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,471,006. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   808,652
                   Unrealized depreciation.....  (3,048,060)
                                                -----------
                   Net unrealized appreciation/
                    (depreciation)............. $(2,239,408)
                                                ===========

/ADR/ American Depositary Receipt

The ProFund VP Asia 30's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                            Banks............. 10.0%
                            Electric..........  7.4%
                            Electronics.......  2.0%
                            Iron/Steel........  3.7%
                            Media.............  7.0%
                            Mining............  6.1%
                            Oil & Gas......... 13.0%
                            Pharmaceuticals...  2.2%
                            Semiconductors....  8.8%
                            Software.......... 10.1%
                            Telecommunications 28.5%
                            Other.............  1.2%

The ProFund VP Asia 30's investment concentration based on net assets, by country, as of December 31, 2002, was as follows:

                              Australia.... 19.1%
                              China........ 13.5%
                              Hong Kong.... 15.5%
                              India........ 12.7%
                              Indonesia....  2.8%
                              New Zealand..  3.2%
                              Philippines..  1.4%
                              Singapore....  2.4%
                              South Korea.. 19.8%
                              Taiwan.......  8.4%
                              United States  1.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $18,148,809)......       $18,380,407
        Dividends and interest receivable.............            41,460
        Receivable for capital shares issued..........           183,844
        Prepaid expenses..............................                 1
                                                             -----------
         Total Assets.................................        18,605,712
                                                             -----------
      Liabilities:
        Cash overdraft................................               338
        Advisory fees payable.........................            10,459
        Management services fees payable..............             1,956
        Administration fees payable...................               643
        Administrative services fees payable..........             6,520
        Distribution fees payable.....................             3,260
        Other accrued expenses........................             6,342
                                                             -----------
         Total Liabilities............................            29,518
                                                             -----------
      Net Assets......................................       $18,576,194
                                                             ===========
      Net Assets consist of:
        Capital.......................................       $20,826,018
        Accumulated net investment income/(loss)......            17,570
        Accumulated net realized gains/(losses) on
         investments and futures contracts............        (2,498,992)
        Net unrealized appreciation/(depreciation) on
         investments..................................           231,598
                                                             -----------
      Net Assets......................................       $18,576,194
                                                             ===========
        Shares of Beneficial Interest Outstanding.....           790,231
                                                             ===========
        Net Asset Value (offering and redemption
         price per share).............................       $     23.51
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    99,220
        Interest.............................................         251
                                                              -----------
         Total Investment Income.............................      99,471
                                                              -----------
      Expenses:
        Advisory fees........................................      32,181
        Management services fees.............................       6,436
        Administration fees..................................       1,326
        Administrative services fees.........................      21,454
        Distribution fees....................................      10,727
        Custody fees.........................................       3,970
        Fund accounting fees.................................       2,834
        Transfer agent fees..................................       3,170
        Other fees...........................................       5,047
                                                              -----------
         Total Expenses before reductions....................      87,145
         Less Expenses reduced by the Investment
          Advisor............................................      (2,486)
                                                              -----------
         Net Expenses........................................      84,659
                                                              -----------
      Net Investment Income/(Loss)...........................      14,812
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (2,499,727)
        Net realized gains/(losses) on futures contracts.....         735
        Change in net unrealized appreciation/(depreciation)
         on investments......................................     231,598
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (2,267,394)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,252,582)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30

 Statement of Changes in Net Assets
                                                                        For the period
                                                                       May 1, 2002/(a)/
                                                                            through
                                                                       December 31, 2002
                                                                       -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $     14,812
  Net realized gains/(losses) on investments and futures contracts....     (2,498,992)
  Change in net unrealized appreciation/(depreciation) on investments.        231,598
                                                                         ------------
  Change in net assets resulting from operations......................     (2,252,582)
                                                                         ------------
Capital Transactions:
  Proceeds from shares issued.........................................     99,316,219
  Cost of shares redeemed.............................................    (78,487,443)
                                                                         ------------
  Change in net assets resulting from capital transactions............     20,828,776
                                                                         ------------
  Change in net assets................................................     18,576,194
Net Assets:
  Beginning of period.................................................             --
                                                                         ------------
  End of period.......................................................   $ 18,576,194
                                                                         ============
Share Transactions:
  Issued..............................................................      4,097,524
  Redeemed............................................................     (3,307,293)
                                                                         ------------
  Change in shares....................................................        790,231
                                                                         ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                    For the period
                                                                                    May 1, 2002/(a)/
                                                                                        through
                                                                                     December 31,
                                                                                         2002
                                                                                   ---------------
Net Asset Value, Beginning of Period..............................................   $     30.00
                                                                                     -----------
Investment Activities:
  Net investment income/(loss)....................................................         0.06 /(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.         (6.55)
                                                                                     -----------
  Total income/(loss) from investment activities..................................         (6.49)
                                                                                     -----------
Net Asset Value, End of Period....................................................   $     23.51
                                                                                     ===========
Total Return......................................................................        (21.63)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................   $18,576,194
Ratio of expenses to average net assets...........................................          1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          0.35%/(d)/
Ratio of expenses to average net assets*..........................................          2.03%/(d)/
Portfolio turnover................................................................         1,321%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Europe 30

   For the year ended December 31, 2002, the ProFund VP Europe 30 had a NAV total return of -25.76%*, compared to a return of -23.52% for the unmanaged ProFund Europe 30 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index is an unmanaged index, which represents the performance of the 30 largest European-based companies represented by American Depositary Receipts, as determined by market capitalization.

   For the fiscal year, the ProFund VP Europe 30 achieved an average daily statistical correlation of over 0.99 with the daily performance of its benchmark (1.00 equals perfect correlation).

   The performance of the ProFunds Europe 30 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the ProFunds Europe 30 Index or any of the companies included in the ProFunds Europe 30 Index.

                                    [CHART]

Value of a $10,000 Investment

                   ProFund              ProFunds
                 VP Europe 30          Europe 30
                 ------------          ---------
10/99             $10,000               $10,000
12/99              12,273                12,352
 3/00              13,133                12,824
 6/00              12,140                11,930
 9/00              10,937                10,757
12/00              10,708                10,502
 3/01               8,890                 8,686
 6/01               8,602                 8,401
 9/01               7,644                 7,432
12/01               8,123                 7,931
 3/02               7,812                 7,643
 6/02               6,948                 6,874
 9/02               5,451                 5,330
12/02               6,030                 6,066

---------------------------------------------------------------
Average Annual Total Return
as of 12/31/02
---------------------------------------------------------------
                 1 Year    3 Year    Since Inception (10/18/99)
---------------------------------------------------------------
VP Europe 30    (25.76)%  (21.09)%            (14.61)%
---------------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from 10/18/99 to 12/31/02.

   The performance of the ProFund VP Europe 30 is measured against the ProFunds Europe 30 Index, an unmanaged index consisting of 30 European companies whose securities are traded on U.S. Exchanges or on the NASDAQ Stock Market as American Depositary Receipts with the highest market capitalization determined annually. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Europe 30                     Investments
                                                December 31, 2002


          Common Stocks (85.2%)
                                                  Shares       Value
                                                 ---------- -----------
         Allianz AG--ADR........................     40,836 $   389,984
         AstraZeneca PLC--ADR...................     29,880   1,048,489
         Aventis SA--ADR........................     13,446     728,639
         Banco Bilbao Vizcaya--ADR..............     53,286     517,407
         Banco Santander Central Hispano
          SA--ADR...............................     79,182     558,233
         Barclays PLC--ADR......................     27,888     688,834
         BP Amoco PLC--ADR......................     65,238   2,651,924
         Credit Suisse Group--ADR...............     20,418     434,495
         Deutsche Telekom AG--ADR...............     70,218     891,769
         Diageo PLC--ADR........................     14,442     632,560
         E.On AG--ADR...........................     11,952     488,956
         ENI SpA--ADR...........................     13,446   1,055,377
         Ericsson (LM) Telephone Co.--ADR.......     13,446      90,626
         France Telecom SA--ADR.................     19,422     345,129
         GlaxoSmithKline PLC--ADR...............     53,286   1,996,094
         HSBC Holdings PLC--ADR.................     31,872   1,752,322
         ING Groep NV--ADR......................     33,864     570,270
         Koninklijke (Royal) Philips Electronics
          NV--ADR...............................     22,908     405,013
         Lloyds TSB Group PLC--ADR..............     23,406     669,178
         Nokia OYJ--ADR.........................     79,680   1,235,040
         Novartis AG--ADR.......................     44,322   1,627,947
         Royal Dutch Petroleum Co.--ADR.........     35,856   1,578,381
         SAP AG--ADR............................     21,414     417,573
         Shell Transport & Trading Co.--ADR.....     28,386   1,104,783
         Siemens AG--ADR........................     14,940     629,422
         Telecom Italia SpA--ADR................     10,956     832,437
         Telefonica SA--ADR*....................     25,896     688,057
         Total Fina SA--ADR.....................     25,398   1,815,957
         Vivendi Universal SA--ADR..............     18,426     296,106
         Vodafone Group PLC--ADR................    115,536   2,093,512
                                                            -----------
         Total Common Stocks....................             28,234,514
                                                            -----------
          Federal Home Loan Bank (11.3%)
                                                 Principal
                                                  Amount
                                                 ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03....................... $3,731,000   3,730,896
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          BANK..................................              3,730,896
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $29,349,227)/(a)/--96.5%........             31,965,410
         Net other assets/(liabilities)--3.5%...              1,153,593
                                                            -----------
         NET ASSETS--100.0%.....................            $33,119,003
                                                            ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $49,028,091 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $19,678,864. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  2,730,198
                   Unrealized depreciation.....  (19,792,879)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(17,062,681)
                                                ============

/ADR/American Depositary Receipt

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $4,834,500)....    22        $(83,349)

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

            Banks............................................. 14.0%
            Beverages.........................................  1.9%
            Electric..........................................  1.5%
            Electronics.......................................  1.2%
            Insurance.........................................  2.9%
            Media.............................................  0.9%
            Manufacturing.....................................  1.9%
            Oil & Gas......................................... 24.8%
            Pharmaceuticals................................... 16.3%
            Software..........................................  1.3%
            Telecommunications................................ 18.5%
            Other............................................. 14.8%

The ProFund VP Europe 30's investment concentration based on net assets, by country, as of December 31, 2002, was as follows:

            Finland...........................................  3.7%
            France............................................  9.6%
            Germany...........................................  8.5%
            Italy.............................................  5.7%
            Netherlands.......................................  7.7%
            Spain.............................................  5.3%
            Sweden............................................  0.3%
            Switzerland.......................................  6.2%
            United Kingdom.................................... 38.2%
            United States..................................... 14.8%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $29,349,227)........... $ 31,965,410
        Cash...............................................      340,555
        Dividends and interest receivable..................       52,220
        Receivable for capital shares issued...............    2,277,217
        Variation margin on futures contracts..............        5,687
        Prepaid expenses...................................          131
                                                            ------------
         Total Assets......................................   34,641,220
                                                            ------------
      Liabilities:
        Payable for investments purchased..................    1,417,927
        Payable for capital shares redeemed................           14
        Advisory fees payable..............................       29,001
        Management services fees payable...................        2,547
        Administration fees payable........................        1,905
        Administrative services fees payable...............       18,768
        Distribution fees payable..........................       14,607
        Other accrued expenses.............................       37,448
                                                            ------------
         Total Liabilities.................................    1,522,217
                                                            ------------
      Net Assets........................................... $ 33,119,003
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 89,500,706
        Accumulated net investment income/(loss)...........      130,122
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (59,044,659)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    2,532,834
                                                            ------------
      Net Assets........................................... $ 33,119,003
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,838,963
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      18.01
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    844,041
       Interest.............................................       60,558
                                                             ------------
        Total Investment Income.............................      904,599
                                                             ------------
     Expenses:
       Advisory fees........................................      293,928
       Management services fees.............................       58,786
       Administration fees..................................       20,551
       Administrative services fees.........................      151,716
       Distribution fees....................................       97,976
       Custody fees.........................................       31,754
       Fund accounting fees.................................       38,433
       Transfer agent fees..................................       47,694
       Other fees...........................................       55,031
                                                             ------------
        Total Expenses before reductions....................      795,869
        Less Expenses reduced by the Investment
         Advisor............................................      (21,392)
                                                             ------------
        Net Expenses........................................      774,477
                                                             ------------
     Net Investment Income/(Loss)...........................      130,122
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments and Futures Contracts:
       Net realized gains/(losses) on investments...........   (9,790,922)
       Net realized gains/(losses) on futures contracts.....   (1,784,399)
       Change in net unrealized appreciation/(depreciation)
        on investments and futures contracts................   (1,797,172)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments and futures contracts..................  (13,372,493)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(13,242,371)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30


 Statements of Changes in Net Assets
                                                                                                  For the           For the
                                                                                                year ended        year ended
                                                                                             December 31, 2002 December 31, 2001
                                                                                             ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $     130,122     $     (60,743)
  Net realized gains/(losses) on investments and futures contracts..........................     (11,575,321)      (23,441,188)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.      (1,797,172)        3,882,845
                                                                                               -------------     -------------
  Change in net assets resulting from operations............................................     (13,242,371)      (19,619,086)
                                                                                               -------------     -------------
Capital Transactions:
  Proceeds from shares issued...............................................................     524,228,975       484,246,490
  Cost of shares redeemed...................................................................    (530,120,763)     (437,377,852)
                                                                                               -------------     -------------
  Change in net assets resulting from capital transactions..................................      (5,891,788)       46,868,638
                                                                                               -------------     -------------
  Change in net assets......................................................................     (19,134,159)       27,249,552
Net Assets:
  Beginning of year.........................................................................      52,253,162        25,003,610
                                                                                               -------------     -------------
  End of year...............................................................................   $  33,119,003     $  52,253,162
                                                                                               =============     =============
Share Transactions:
  Issued....................................................................................      25,708,782        18,819,388
  Redeemed..................................................................................     (26,023,929)      (17,447,252)
                                                                                               -------------     -------------
  Change in shares..........................................................................        (315,147)        1,372,136
                                                                                               =============     =============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                           For the             For the              For the
                                                         year ended          year ended           year ended
                                                      December 31, 2002   December 31, 2001    December 31, 2000
                                                      -----------------   -----------------    -----------------
Net Asset Value, Beginning of Period.................    $     24.26         $     31.98          $     36.82
                                                         -----------         -----------          -----------
Investment Activities:
  Net investment income/(loss).......................           0.07/(b)/          (0.04)/(b)/           0.09/(b)/
  Net realized and unrealized gains/(losses) on
   investments and futures contracts.................          (6.32)              (7.68)               (4.79)
                                                         -----------         -----------          -----------
  Total income/(loss) from investment activities.....          (6.25)              (7.72)               (4.70)
                                                         -----------         -----------          -----------
Distributions to Shareholders From:
  Net realized gains on investments and futures
   contracts.........................................             --                  --                (0.14)
                                                         -----------         -----------          -----------
Net Asset Value, End of Period.......................    $     18.01         $     24.26          $     31.98
                                                         ===========         ===========          ===========
Total Return.........................................         (25.76)%            (24.14)%             (12.75)%
Ratios/Supplemental Data:
Net assets, end of year..............................    $33,119,003         $52,253,162          $25,003,610
Ratio of expenses to average net assets..............           1.98%               1.89%                1.65%
Ratio of net investment income/(loss) to average net
 assets..............................................           0.33%              (0.14)%               0.26%
Ratio of expenses to average net assets*.............           2.03%               1.89%                1.65%
Portfolio turnover...................................          1,280%              1,002%               1,434%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                         For the period
                                                      October 18, 1999/(a)/
                                                            through
                                                       December 31, 1999
                                                      --------------------
Net Asset Value, Beginning of Period.................      $    30.00
                                                           ----------
Investment Activities:
  Net investment income/(loss).......................           (0.04)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts.................            6.86
                                                           ----------
  Total income/(loss) from investment activities.....            6.82
                                                           ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures
   contracts.........................................              --
                                                           ----------
Net Asset Value, End of Period.......................      $    36.82
                                                           ==========
Total Return.........................................           22.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..............................      $3,262,131
Ratio of expenses to average net assets..............            1.78%/(d)/
Ratio of net investment income/(loss) to average net
 assets..............................................           (1.00)%/(d)/
Ratio of expenses to average net assets*.............            2.39%/(d)/
Portfolio turnover...................................             100%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                               ProFund VP Japan

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Japan had a NAV total return of -26.80%*, compared to a return of -25.74% for the unmanaged Nikkei 225 Stock Average. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the performance of related futures contracts traded in the United States. The Nikkei 225 Stock Average is an unmanaged price-weighted index of 225 large, actively traded Japanese stocks which are traded on the Tokyo Stock Exchange.

   For the fiscal year, the ProFund VP Japan achieved an average daily statistical correlation of over 0.99 to the daily performance of U.S. traded futures contracts related to the Nikkei 225 Stock Average (1.00 equals perfect correlation).

   The performance of the Nikkei 225 Stock Average was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Nikkei 225 Stock Average or any of the companies included in the Nikkei 225 Stock Average.

                                    [CHART]

Value of a $10,000 Investment

           ProFund VP Japan    Nikkei 225
           ----------------    ----------
  5/1/02        $10,000          $10,000
 6/30/02          9,110            9,789
 9/30/02          7,967            8,501
12/31/02          7,320            7,985

-----------------------------------------
Aggregate Total Return
as of 12/31/02
-----------------------------------------
                 Since Inception (5/1/02)
-----------------------------------------
VP Japan                 (26.80)%



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Japan is measured against the Nikkei 225 Stock Average, an unmanaged index generally representative of the performance of the Japan stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Japan                         Investments
                                                December 31, 2002

          Federal Home Loan Bank (9.0%)
                                                    Principal
                                                     Amount    Value
                                                    --------- --------
         Federal Home Loan Bank,
          0.50%, 01/02/03.......................... $278,000  $277,992
                                                              --------
         TOTAL FEDERAL HOME LOAN BANK..............            277,992
                                                              --------
          Federal Home Loan Mortgage Corporation (9.0%)
         Federal Home Loan Mortgage Corporation,
          0.50%, 01/02/03..........................  278,000   277,992
                                                              --------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.....................            277,992
                                                              --------
          Federal National Mortgage Association (9.0%)
         Federal National Mortgage Association,
          0.50%, 01/02/03..........................  278,000   277,992
                                                              --------
         TOTAL FEDERAL NATIONAL MORTGAGE
          ASSOCIATION..............................            277,992
                                                              --------
          U.S. Treasury Bills (9.0%)
         U.S. Treasury Bills, 0.51%, 01/02/03......  278,000   277,992
                                                              --------
         TOTAL U.S. TREASURY BILLS.................            277,992
                                                              --------
          Repurchase Agreement (9.1%)
         State Street Bank, 0.95%, 01/02/03, dated
          12/31/02, with maturity value of $278,015
          (Fully collateralized by a Federal Home
          Loan Mortgage Corporation Security)......  278,000   278,000
                                                              --------
         TOTAL REPURCHASE AGREEMENT................            278,000
                                                              --------

           Options Purchased (30.6%)
                                                  Contracts   Value
                                                  --------- ----------
          Nikkei 225 Call Option expiring January
           2003 @ $4,000.........................    41     $  936,851
                                                            ----------
          TOTAL OPTIONS PURCHASED................              936,851
                                                            ----------
          TOTAL INVESTMENTS
           (Cost $2,353,669)/(a)/--75.7%.........            2,326,819
          Net other assets/(liabilities)--24.3%..              745,542
                                                            ----------
          NET ASSETS--100.0%.....................           $3,072,361
                                                            ==========

------
/(a)/Cost for federal income taxes is $2,326,834 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $26,835 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                Unrealized appreciation................... $  0
                Unrealized depreciation...................  (15)
                                                           ----
                Net unrealized appreciation/(depreciation) $(15)
                                                           ====

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                          Unrealized
                                              Contracts Gains/(Losses)
                                              --------- --------------
          Nikkei 225 Future Contract expiring
           March 2003 (Underlying face
           amount at value $1,285,500).......    30        $296,915

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $2,075,669)............ $ 2,048,819
         Repurchase agreement, at amortized cost............     278,000
                                                             -----------
          Total Investments.................................   2,326,819
         Cash...............................................          83
         Interest receivable................................           7
         Receivable for capital shares issued...............     768,576
                                                             -----------
          Total Assets......................................   3,095,485
                                                             -----------
       Liabilities:
         Variation margin on futures contracts..............       1,377
         Advisory fees payable..............................       8,030
         Management services fees payable...................       1,455
         Administration fees payable........................         477
         Administrative services fees payable...............       4,849
         Distribution fees payable..........................       2,424
         Other accrued expenses.............................       4,512
                                                             -----------
          Total Liabilities.................................      23,124
                                                             -----------
       Net Assets........................................... $ 3,072,361
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 5,626,870
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (2,824,574)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     270,065
                                                             -----------
       Net Assets........................................... $ 3,072,361
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     139,925
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     21.96
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $    34,672
                                                              -----------
      Expenses:
        Advisory fees........................................      23,019
        Management services fees.............................       4,604
        Administration fees..................................         880
        Administrative services fees.........................      15,346
        Distribution fees....................................       7,673
        Custody fees.........................................       3,553
        Fund accounting fees.................................       1,765
        Transfer agent fees..................................       2,581
        Other fees...........................................       3,554
                                                              -----------
         Total Expenses before reductions....................      62,975
         Less Expenses reduced by the Investment
          Advisor............................................      (2,285)
                                                              -----------
         Net Expenses........................................      60,690
                                                              -----------
      Net Investment Income/(Loss)...........................     (26,018)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (7,566,461)
        Net realized gains/(losses) on futures contracts.....   4,741,887
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................     270,065
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (2,554,509)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,580,527)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

 Statement of Changes in Net Assets
                                                                        For the period
                                                                       May 1, 2002/(a)/
                                                                            through
                                                                       December 31, 2002
                                                                       -----------------
From Investment Activities:
Operations:
 Net investment income/(loss).........................................   $    (26,018)
 Net realized gains/(losses) on investments and futures contracts.....     (2,824,574)
 Change in net unrealized appreciation/(depreciation) on investments
   and futures contracts..............................................        270,065
                                                                         ------------
 Change in net assets resulting from operations.......................     (2,580,527)
                                                                         ------------
Capital Transactions:
 Proceeds from shares issued..........................................     58,296,745
 Cost of shares redeemed..............................................    (52,643,857)
                                                                         ------------
 Change in net assets resulting from capital transactions.............      5,652,888
                                                                         ------------
 Change in net assets.................................................      3,072,361
Net Assets:
 Beginning of period..................................................             --
                                                                         ------------
 End of period........................................................   $  3,072,361
                                                                         ============
Share Transactions:
 Issued...............................................................      2,326,315
 Redeemed.............................................................     (2,186,390)
                                                                         ------------
 Change in shares.....................................................        139,925
                                                                         ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                     For the period
                                                                                    May 1, 2002/(a)
                                                                                        /through
                                                                                   December 31, 2002
                                                                                   ------------------
Net Asset Value, Beginning of Period..............................................     $    30.00
                                                                                       ----------
Investment Activities:
  Net investment income/(loss)....................................................          (0.14)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          (7.90)
                                                                                       ----------
  Total income/(loss) from investment activities..................................          (8.04)
                                                                                       ----------
Net Asset Value, End of Period....................................................     $    21.96
                                                                                       ==========
Total Return......................................................................         (26.80)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................     $3,072,361
Ratio of expenses to average net assets...........................................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          (0.85)%/(d)/
Ratio of expenses to average net assets*..........................................           2.06%/(d)/
Portfolio turnover................................................................             --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                           ProFund VP Mid-Cap Value

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Mid-Cap Value had a NAV total return of -22.50%*, compared to a return of -20.75% for the unmanaged S&P MidCap 400/BARRA Value Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index. The S&P MidCap 400/BARRA Value Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P MidCap 400/BARRA Value Index that have low price-to-book ratios.

   For the fiscal year, the ProFund VP Mid-Cap Value achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400/BARRA Value Index (1.00 equals perfect correlation).

   The performance of the S&P MidCap 400/BARRA Value Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400/BARRA Value Index or any of the companies included in the S&P MidCap 400/BARRA Value Index.

                                    [CHART]

Value of a $10,000 Investment

                  ProFund VP Mid-Cap Value     S&P MidCap 400/BARRA Value
                  ------------------------     --------------------------
  5/1/02                 $10,000                      $10,000
 6/30/02                   9,107                        9,205
 9/30/02                   7,343                        7,472
12/31/02                   7,750                        7,925

         Aggregate Total Return
             as of 12/31/02
--------------------------------------------
                             Since
                          Inception
                           (5/1/02)
--------------------------------------------
VP Mid-Cap Value           (22.50)%
--------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Mid-Cap Value is measured against the S&P MidCap 400/BARRA Value Index, an unmanaged index generally representative of the performance of medium sized companies with low price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Value                 Investments
                                                December 31, 2002

             Common Stocks (99.1%)
                                                 Shares    Value
                                                 ------ -----------
            3Com Corp.*......................... 12,371 $    57,278
            Activision, Inc.*...................  2,363      34,476
            Advanced Fibre Communications, Inc.*  2,919      48,689
            Advent Software, Inc.*..............  1,112      15,157
            AGL Resources, Inc..................  1,946      47,288
            Airborne, Inc.......................  1,668      24,736
            Airgas, Inc.*.......................  2,502      43,160
            AK Steel Holding Corp.*.............  3,753      30,024
            Alaska Air Group, Inc.*.............    973      21,065
            Albany International Corp.--Class A.  1,112      22,974
            Alexander & Baldwin, Inc............  1,390      35,848
            ALLETE, Inc.........................  2,919      66,203
            Alliant Energy Corp.................  3,197      52,910
            Allmerica Financial Corp............  1,807      18,251
            American Financial Group, Inc.......  2,363      54,514
            AmeriCredit Corp.*..................  5,282      40,883
            Amerus Group Co.....................  1,390      39,295
            Apogent Technologies, Inc.*.........  3,753      78,062
            Aquilla, Inc........................  6,255      11,071
            Arch Coal, Inc......................  1,807      39,013
            Arrow Electronics, Inc.*............  3,475      44,445
            ArvinMeritor, Inc...................  2,363      39,391
            Ascential Software Corp.*...........  8,618      20,683
            Associated Banc Corp................  2,641      89,636
            Astoria Financial Corp..............  3,058      83,025
            Atmel Corp.*........................ 16,124      35,957
            Avnet, Inc.*........................  4,170      45,161
            Avocent Corp.*......................  1,529      33,974
            Bandag, Inc.........................    695      26,883
            Bank of Hawaii Corp.................  2,363      71,812
            Banknorth Group, Inc................  5,143     116,232
            Banta Corp..........................    834      26,079
            Barnes & Noble, Inc.*...............  2,363      42,699
            Belo (A.H.) Corp.--Class A..........  3,892      82,978
            BJ's Wholesale Club, Inc.*..........  2,502      45,787
            Black Hills Corp....................    973      25,804
            Bob Evans Farms, Inc................  1,251      29,211
            Borders Group, Inc.*................  2,780      44,758
            BorgWarner, Inc.....................    973      49,059
            Bowater, Inc........................  1,946      81,634
            Cabot Corp..........................  2,085      55,336
            Callaway Golf Co....................  2,641      34,993
            Carlisle Companies, Inc.............  1,112      46,015
            Carpenter Technology Corp...........    834      10,383
            CBRL Group, Inc.....................  1,807      54,445
            Ceridian Corp.*.....................  5,143      74,162
            CheckFree Holdings Corp.*...........  2,641      42,259
            Cirrus Logic, Inc.*.................  2,919       8,407
            City National Corp..................  1,668      73,375
            Clayton Homes, Inc..................  4,726      57,563
            CLECO Corp..........................  1,668      23,352
            CNF, Inc............................  1,668      55,444
            Colonial BancGroup, Inc.............  4,309      51,406
            Commscope, Inc.*....................  2,085      16,472
            Compass Bancshares, Inc.............  4,448     139,089
            Constellation Brands, Inc.*.........  3,058      72,505
            Copart, Inc.*.......................  3,197      37,852
            Credence Systems Corp.*.............  2,085      19,453
            Cypress Semiconductor Corp.*........  4,309      24,647
            Cytec Industries, Inc.*.............  1,390      37,919

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           D.R. Horton, Inc......................  5,143 $    89,231
           Dean Foods Co.*.......................  3,197     118,609
           Dole Food Co., Inc....................  1,946      63,401
           DQE, Inc..............................  2,502      38,130
           Dycom Industries, Inc.*...............  1,668      22,101
           Edwards (A.G.), Inc...................  2,780      91,629
           EGL, Inc.*............................  1,668      23,769
           Emmis Communications Corp.*...........  1,807      37,640
           Energy East Corp......................  5,004     110,538
           Ensco International, Inc..............  5,143     151,461
           ETRADE Group, Inc.*................... 12,649      61,474
           Everest Re Group, Ltd.................  1,807      99,927
           Extended Stay America, Inc.*..........  3,197      47,156
           Fairchild Semiconductor International,
            Inc.*................................  4,031      43,172
           FEI Co.*..............................  1,112      17,002
           Ferro Corp............................  1,390      33,958
           Fidelity National Financial, Inc......  3,336     109,521
           First Virginia Banks, Inc.............  2,502      93,149
           FirstMerit Corp.......................  2,919      63,226
           Flowserve Corp.*......................  1,946      28,781
           FMC Corp.*............................  1,251      34,177
           Forest Oil Corp.*.....................  1,668      46,120
           Fuller (H. B.) Co.....................    973      25,181
           Furniture Brands International, Inc.*.  1,946      46,412
           GATX Corp.............................  1,668      38,064
           Glatfelter (P.H.) Co..................  1,529      20,122
           Granite Construction, Inc.............  1,390      21,545
           Grant Prideco, Inc.*..................  3,892      45,303
           Great Plains Energy, Inc..............  2,363      54,065
           Greater Bay Bancorp...................  1,807      31,243
           GreenPoint Financial Corp.............  3,475     157,001
           Hanover Compressor Co.*...............  2,224      20,416
           Harris Corp...........................  2,363      62,147
           Harsco Corp...........................  1,390      44,327
           Hawaiian Electric Industries, Inc.....  1,251      55,019
           HCC Insurance Holdings, Inc...........  2,224      54,710
           Helmerich & Payne, Inc................  1,668      46,554
           Henry Schein, Inc.*...................  1,529      68,805
           Hibernia Corp.........................  5,421     104,408
           Horace Mann Educators Corp............  1,390      21,309
           Hospitality Properties Trust..........  2,224      78,285
           ICN Pharmaceuticals, Inc..............  2,919      31,846
           IDACORP, Inc..........................  1,251      31,062
           Imation Corp.*........................  1,251      43,886
           Incyte Genomics, Inc.*................  2,363      10,775
           Independence Community Bank Corp......  1,946      49,389
           IndyMac Bancorp, Inc.*................  1,946      35,982
           InFocus Corp.*........................  1,390       8,562
           Integrated Device Technology, Inc.*...  3,614      30,249
           International Rectifier Corp.*........  2,224      41,055
           Intersil Corp.--Class A*..............  4,726      65,880
           J.B. Hunt Transport Services, Inc.*...  1,390      40,727
           JM Smucker Co.........................  1,668      66,403
           Kaydon Corp...........................  1,112      23,586
           Keane, Inc.*..........................  2,641      23,743
           Kelly Services, Inc.--Class A.........  1,251      30,912
           KEMET Corp.*..........................  2,919      25,512
           Kennametal, Inc.......................  1,251      43,134
           Korn/Ferry International*.............  1,251       9,357

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Value                 Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             L-3 Communications Holdings, Inc.*.  3,197 $   143,577
             LaBranche & Co., Inc.*.............  2,085      55,544
             Lattice Semiconductor Corp.*.......  3,753      32,914
             Lear Corp.*........................  2,224      74,015
             Lee Enterprises, Inc...............  1,529      51,252
             Legato Systems, Inc.*..............  4,031      20,276
             Lennar Corp........................  2,224     114,758
             Leucadia National Corp.............  1,946      72,605
             Liberty Property Trust.............  2,641      84,354
             Longs Drug Stores Corp.............  1,390      28,829
             Longview Fibre Co..................  1,807      13,065
             LTX Corp.*.........................  1,668      10,058
             Lubrizol Corp......................  1,807      55,114
             Lyondell Chemical Co...............  5,560      70,277
             Macromedia, Inc.*..................  2,085      22,205
             Mandalay Resort Group*.............  2,363      72,331
             Martin Marietta Materials..........  1,668      51,141
             McDATA Corp.--Class A*.............  3,892      27,633
             MDU Resources Group, Inc...........  2,502      64,577
             Media General, Inc.--Class A.......    834      49,998
             Mercantile Bankshares Corp.........  2,363      91,188
             Metris Cos., Inc...................  1,946       4,807
             Millennium Pharmaceuticals, Inc.*..  9,869      78,360
             Minerals Technologies, Inc.........    695      29,989
             Modine Manufacturing Co............  1,112      19,660
             Mohawk Industries, Inc.*...........  2,363     134,573
             MONY Group, Inc....................  1,668      39,932
             MPS Group, Inc.*...................  3,614      20,022
             National Commerce Financial Corp...  7,089     169,074
             National Fuel Gas Co...............  2,780      57,629
             National-Oilwell, Inc.*............  2,780      60,715
             Neiman Marcus Group, Inc.--Class A*  1,668      50,691
             New Plan Excel Realty Trust, Inc...  3,336      63,684
             Newport Corp.*.....................  1,390      17,458
             Noble Energy, Inc..................  1,946      73,072
             Northeast Utilities System.........  4,726      71,693
             NSTAR..............................  1,807      80,213
             Ocean Energy, Inc..................  6,116     122,137
             OGE Energy Corp....................  2,641      46,482
             Ohio Casualty Corp.*...............  2,085      27,001
             Old Republic International Corp....  4,170     116,760
             Olin Corp..........................  1,946      30,260
             Omnicare, Inc......................  3,197      76,185
             ONEOK, Inc.........................  2,085      40,032
             Overseas Shipholding Group, Inc....  1,251      22,393
             PacifiCare Health Systems, Inc.*...  1,251      35,153
             Park Place Entertainment Corp.*.... 10,425      87,570
             Payless ShoeSource, Inc.*..........    834      42,926
             Peabody Energy Corp................  1,807      52,819
             Pentair, Inc.......................  1,668      57,629
             Pepco Holdings, Inc................  5,699     110,504
             PepsiAmericas, Inc.................  5,282      70,937
             Perrigo Co.*.......................  2,502      30,399
             Pioneer Natural Resources Co.*.....  4,031     101,783
             Pittston Brink's Group.............  1,946      35,962
             Plexus Corp.*......................  1,390      12,204
             PMI Group, Inc.....................  3,058      91,862
             PNM Resources, Inc.................  1,390      33,110
             Polycom, Inc.*.....................  3,475      33,082
             Potlatch Corp......................    973      23,235

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Powerwave Technologies, Inc.*..........  2,224 $    12,010
           Precision Castparts Corp...............  1,807      43,819
           Price Communications Corp.*............  1,946      26,913
           Pride International, Inc.*.............  4,587      68,346
           Protective Life Corp...................  2,363      65,030
           Protein Design Labs, Inc.*.............  3,058      25,993
           Provident Financial Group, Inc.........  1,668      43,418
           Puget Energy, Inc......................  3,197      70,494
           Quanta Services, Inc.*.................  2,363       8,271
           Quantum Corp.--DLT & Storage Systems
            Group*................................  5,421      14,474
           Questar Corp...........................  2,780      77,340
           Radian Group, Inc......................  3,336     123,933
           Rayonier, Inc..........................    973      44,028
           Republic Services, Inc.*...............  5,699     119,565
           Retek, Inc.*...........................  1,807       4,915
           RPM, Inc...............................  4,031      61,594
           RSA Security, Inc.*....................  1,946      11,657
           Ruddick Corp...........................  1,668      22,835
           Saks, Inc.*............................  5,004      58,746
           SCANA Corp.............................  3,753     116,193
           Schulman (A.), Inc.....................    973      18,108
           Sequa Corp.--Class A*..................    417      16,309
           Sierra Pacific Resources...............  3,475      22,588
           Silicon Valley Bancshares*.............  1,529      27,904
           Six Flags, Inc.*.......................  3,197      18,255
           Smithfield Foods, Inc.*................  3,753      74,460
           Sovereign Bancorp, Inc.................  9,035     126,942
           SPX Corp.*.............................  2,780     104,111
           StanCorp Financial Group, Inc..........    973      47,531
           Storage Technology Corp.*..............  3,614      77,413
           Superior Industries International, Inc.    973      40,243
           Swift Transportation Co., Inc.*........  2,919      58,433
           Sybase, Inc.*..........................  3,336      44,701
           Sykes Enterprises, Inc.*...............  1,390       4,559
           Sylvan Learning Systems, Inc.*.........  1,390      22,796
           Tech Data Corp.*.......................  1,946      52,464
           Tecumseh Products Co...................    695      30,670
           Teleflex, Inc..........................  1,390      59,617
           Telephone & Data Systems, Inc..........  2,085      98,036
           Tidewater, Inc.........................  2,085      64,844
           Transaction Systems Architects, Inc.*..  1,251       8,132
           Triad Hospitals, Inc.*.................  2,502      74,635
           Trinity Industries, Inc................  1,529      28,990
           TriQuint Semiconductor, Inc.*..........  4,587      19,449
           Tyson Foods, Inc.--Class A............. 12,232     137,242
           Unifi, Inc.*...........................  1,807       9,487
           United Rentals, Inc.*..................  2,641      28,417
           Unitrin, Inc...........................  2,363      69,047
           Universal Corp.........................    973      35,962
           Valero Energy Corp.....................  3,614     133,501
           Varco International, Inc.*.............  3,336      58,046
           Vectren Corp...........................  2,363      54,349
           Vishay Intertechnology, Inc.*..........  5,560      62,162
           Wallace Computer Services, Inc.........  1,390      29,899
           Wausau-Mosinee Paper Corp..............  1,807      20,275
           Webster Financial Corp.................  1,668      58,046
           Westar Energy, Inc.....................  2,502      24,770
           WGL Holdings, Inc......................  1,668      39,899
           Wind River Systems, Inc.*..............  2,780      11,398

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Value                 Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares      Value
                                                --------- -----------
         Wisconsin Energy Corp.................    4,031  $   101,581
         WPS Resources Corp....................    1,112       43,168
         York International Corp...............    1,390       35,542
                                                          -----------
         TOTAL COMMON STOCKS...................            12,373,593
                                                          -----------
          Federal Home Loan Bank (1.2%)
                                                Principal
                                                 Amount
                                                ---------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $153,000      152,996
                                                          -----------
         TOTAL FEDERAL HOME LOAN BANK..........               152,996
                                                          -----------
         TOTAL INVESTMENTS
          (Cost $11,584,183)/(a)/--100.3%......            12,526,589
         Net other assets/(liabilities)--(0.3)%               (40,060)
                                                          -----------
         NET ASSETS--100.0%....................           $12,486,529
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $16,304,145 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,719,962. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   980,843
                   Unrealized depreciation.....  (4,758,399)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(3,777,556)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
           E-mini S&P MidCap 400 Future
            Contract expiring March 2003
            (Underlying face amount at value
            $85,800)........................     2        $(1,329)

The ProFund VP Mid-Cap Value's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                      Aerospace/Defense.............  1.2%
                      Agriculture...................  0.3%
                      Airlines......................  0.2%
                      Apparel.......................  0.1%
                      Auto Parts & Equipment........  2.0%
                      Banks.........................  9.4%
                      Beverages.....................  1.2%
                      Biotechnology.................  0.9%
                      Building Materials............  0.7%
                      Chemicals.....................  3.9%
                      Coal..........................  0.7%
                      Commercial Services...........  1.3%
                      Computers.....................  2.0%
                      Distribution/Wholesale........  0.4%
                      Diversified Financial Services  2.0%
                      Electric...................... 10.0%
                      Electronics...................  1.5%

                       Engineering & Construction.. 0.4%
                       Entertainment............... 0.1%
                       Environmental Control....... 1.0%
                       Food........................ 3.9%
                       Forest Products & Paper..... 1.6%
                       Gas......................... 1.1%
                       Hand/Machine Tools.......... 0.3%
                       Healthcare--Products........ 1.2%
                       Healthcare--Services........ 0.9%
                       Home Builders............... 2.1%
                       Home Furnishings............ 0.4%
                       Household Products/Wares.... 0.2%
                       Insurance................... 8.4%
                       Internet.................... 1.2%
                       Iron/Steel.................. 0.3%
                       Leisure Time................ 0.3%
                       Lodging..................... 1.7%
                       Machinery--Diversified...... 0.7%
                       Manufacturing............... 3.0%
                       Media....................... 1.8%
                       Metal Fabricate/Hardware.... 0.5%
                       Oil & Gas................... 5.9%
                       Oil & Gas Services.......... 1.9%
                       Pharmaceuticals............. 1.1%
                       Pipelines................... 1.2%
                       Real Estate Investment Trust 1.8%
                       Retail...................... 3.5%
                       Savings & Loans............. 3.8%
                       Semiconductors.............. 2.7%
                       Software.................... 1.5%
                       Telecommunications.......... 2.9%
                       Textiles.................... 1.5%
                       Transportation.............. 2.1%
                       Trucking & Leasing.......... 0.3%
                       Other....................... 0.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $11,584,183)........... $12,526,589
         Cash...............................................       5,267
         Dividends and interest receivable..................      14,413
         Receivable for capital shares issued...............   3,269,834
         Variation margin on futures contracts..............         300
         Prepaid expenses...................................           1
                                                             -----------
          Total Assets......................................  15,816,404
                                                             -----------
       Liabilities:
         Payable for investments purchased..................   3,296,369
         Advisory fees payable..............................       9,977
         Management services fees payable...................       1,896
         Administration fees payable........................         623
         Administrative services fees payable...............       6,319
         Distribution fees payable..........................       3,160
         Other accrued expenses.............................      11,531
                                                             -----------
          Total Liabilities.................................   3,329,875
                                                             -----------
       Net Assets........................................... $12,486,529
                                                             ===========
       Net Assets consist of:
         Capital............................................ $16,468,400
         Accumulated net investment income/(loss)...........       1,508
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (4,924,456)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     941,077
                                                             -----------
       Net Assets........................................... $12,486,529
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     537,130
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.25
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $   153,543
        Interest.............................................         942
                                                              -----------
         Total Investment Income.............................     154,485
                                                              -----------
      Expenses:
        Advisory fees........................................      63,057
        Management services fees.............................      12,611
        Administration fees..................................       2,108
        Administrative services fees.........................      42,038
        Distribution fees....................................      21,019
        Custody fees.........................................      24,699
        Fund accounting fees.................................       5,786
        Transfer agent fees..................................       4,568
        Other fees...........................................      13,190
                                                              -----------
         Total Expenses before reductions....................     189,076
         Less Expenses reduced by the Investment
          Advisor............................................     (22,991)
                                                              -----------
         Net Expenses........................................     166,085
                                                              -----------
      Net Investment Income/(Loss)...........................     (11,600)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (4,920,720)
        Net realized gains/(losses) on futures contracts.....      (3,759)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................     941,077
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (3,983,402)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(3,995,002)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

 Statement of Changes in Net Assets
                                                                                              For the period
                                                                                             May 1, 2002/(a)/
                                                                                                  through
                                                                                             December 31, 2002
                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $     (11,600)
  Net realized gains/(losses) on investments and futures contracts..........................      (4,924,479)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.         941,077
                                                                                               -------------
  Change in net assets resulting from operations............................................      (3,995,002)
                                                                                               -------------
Capital Transactions:
  Proceeds from shares issued...............................................................     186,778,155
  Cost of shares redeemed...................................................................    (170,296,624)
                                                                                               -------------
  Change in net assets resulting from capital transactions..................................      16,481,531
                                                                                               -------------
  Change in net assets......................................................................      12,486,529
Net Assets:
  Beginning of period.......................................................................              --
                                                                                               -------------
  End of period.............................................................................   $  12,486,529
                                                                                               =============
Share Transactions:
  Issued....................................................................................       7,358,526
  Redeemed..................................................................................      (6,821,396)
                                                                                               -------------
  Change in shares..........................................................................         537,130
                                                                                               =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                    For the period
                                                                                   May 1, 2002/(a)/
                                                                                        through
                                                                                   December 31, 2002
                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................    $     30.00
                                                                                      -----------
Investment Activities:
  Net investment income/(loss)....................................................          (0.02)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          (6.73)
                                                                                      -----------
  Total income/(loss) from investment activities..................................          (6.75)
                                                                                      -----------
Net Asset Value, End of Period....................................................    $     23.25
                                                                                      ===========
Total Return......................................................................         (22.50)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $12,486,529
Ratio of expenses to average net assets...........................................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          (0.14)%/(d)/
Ratio of expenses to average net assets*..........................................           2.25%/(d)/
Portfolio turnover................................................................          1,361%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                           ProFund VP Mid-Cap Growth

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Mid-Cap Growth had a NAV total return of -22.13%*, compared to a return of -20.24% for the unmanaged S&P MidCap 400/BARRA Growth Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index. The S&P MidCap 400/BARRA Growth Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P MidCap 400/BARRA Growth Index that have high price-to-book ratios.

   For the fiscal year, the ProFund VP Mid-Cap Growth achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400/BARRA Growth Index (1.00 equals perfect correlation).

   The performance of the S&P MidCap 400/BARRA Growth Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400/BARRA Growth Index or any of the companies included in the S&P MidCap 400/BARRA Growth Index.

                                    [CHART]

Value of a $10,000

                  ProFund VP Mid-Cap Growth    S&P MidCap 400/BARRA Growth
                  -------------------------    ---------------------------
  5/1/02                 $10,000                       $10,000
 6/30/02                   8,863                         8,906
 9/30/02                   7,487                         7,599
12/31/02                   7,787                         7,976


Aggregate Total Return
as of 12/31/02

-------------------------------------------
                   Since Inception (5/1/02)
-------------------------------------------
VP Mid-Cap Growth           (22.13)%
-------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Mid-Cap Growth is measured against the S&P MidCap 400/BARRA Growth Index, an unmanaged index generally representative of the performance of medium sized companies with high price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Growth                Investments
                                                December 31, 2002


           Common Stocks (99.2%)
                                                    Shares    Value
                                                    ------ -----------
          99 Cents Only Stores*....................  3,040 $    81,654
          Abercrombie & Fitch Co.--Class A*........  4,370      89,410
          Acxiom Corp.*............................  3,800      58,444
          ADTRAN, Inc.*............................  1,710      56,259
          AdvancePCS *.............................  3,990      88,618
          Affiliated Computer Services, Inc.--
           Class A*................................  5,700     300,104
          AGCO Corp................................  3,230      71,383
          Albemarle Corp...........................  1,900      54,055
          American Eagle Outfitters, Inc.*.........  3,230      44,509
          American Water Works Co., Inc............  4,370     198,748
          Ametek, Inc..............................  1,520      58,505
          Apria Healthcare Group, Inc.*............  2,470      54,933
          Arthur J. Gallagher & Co.................  3,800     111,644
          Barr Laboratories, Inc.*.................  1,900     123,671
          Beckman Coulter, Inc.....................  2,660      78,523
          Blyth, Inc...............................  2,090      55,928
          Brinker International, Inc.*.............  4,180     134,805
          Broadwing, Inc.*.........................  9,500      33,440
          Brown & Brown, Inc.......................  2,605      84,194
          C.H. Robinson Worldwide, Inc.............  3,610     112,632
          Cabot Microelectronics Corp.*............  1,140      53,808
          Cadence Design Systems, Inc.*............ 11,590     136,646
          Career Education Corp.*..................  1,900      76,000
          Carmax, Inc.*............................  4,560      81,533
          Catalina Marketing Corp.*................  2,470      45,695
          CDW Computer Centers, Inc.*..............  3,610     158,298
          Certegy, Inc. *..........................  3,040      74,632
          Charles River Laboratories International,
           Inc.*...................................  1,900      73,112
          Choicepoint, Inc.*.......................  3,800     150,062
          Church & Dwight, Inc.....................  1,710      52,035
          Claire's Stores, Inc.....................  2,090      46,126
          Coach, Inc.*.............................  3,800     125,096
          Commerce Bancorp, Inc....................  2,850     123,092
          Cooper Cameron Corp.*....................  2,280     113,590
          Covance, Inc.*...........................  2,660      65,409
          Cree Research, Inc.*.....................  3,230      52,811
          Crompton Corp............................  4,940      29,393
          CSG Systems International, Inc.*.........  2,280      31,122
          CYTYC Corp.*.............................  5,320      54,264
          DENTSPLY International, Inc..............  3,420     127,224
          DeVRY, Inc.*.............................  3,040      50,494
          Dial Corp................................  4,180      85,147
          Diebold, Inc.............................  3,040     125,309
          Dollar Tree Stores, Inc.*................  4,940     121,376
          Donaldson Co., Inc.......................  1,900      68,399
          DPL, Inc.................................  5,510      84,523
          Dreyer's Grand Ice Cream, Inc............  1,520     107,859
          DST Systems, Inc.*.......................  5,130     182,372
          Dun & Bradstreet Corp.*..................  3,230     111,403
          Eaton Vance Corp.........................  3,040      85,880
          Education Management Corp.*..............  1,520      57,152
          Edwards Lifesciences Corp.*..............  2,660      67,750
          Energizer Holdings, Inc.*................  3,800     106,020
          Entercom Communications Corp.*...........  2,090      98,063
          Equitable Resources, Inc.................  2,660      93,206
          Expeditors International of Washington,
           Inc.....................................  4,560     148,884
          Express Scripts, Inc.--Class A*..........  3,420     164,297

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Fastenal Co.......................... 3,230  $   120,770
            Federal Signal Corp.................. 2,090       40,588
            First Health Group Corp.*............ 4,370      106,410
            FMC Technologies, Inc.*.............. 2,850       58,226
            Gartner Group, Inc.--Class B*........ 3,610       34,115
            Gentex Corp.*........................ 3,230      102,197
            Gilead Sciences, Inc.*............... 8,550      290,699
            GrafTech International, Ltd.*........ 2,470       14,721
            GTECH Holdings Corp.*................ 2,470       68,814
            Harte-Hanks, Inc..................... 3,990       74,493
            Health Net, Inc.*.................... 5,510      145,464
            Henry (Jack) & Associates, Inc....... 3,990       48,040
            Herman Miller, Inc................... 3,230       59,432
            Hillenbrand Industries, Inc.......... 2,660      128,505
            Hispanic Broadcasting Corp.--Class A* 4,750       97,613
            HON Industries, Inc.................. 2,470       69,852
            Hormel Foods Corp.................... 6,080      141,847
            Hubbell, Inc.--Class B............... 2,660       93,472
            IDEC Pharmaceuticals Corp.*.......... 6,650      220,581
            IMC Global, Inc...................... 4,940       52,710
            International Speedway Corp.......... 2,280       85,022
            Internet Security Systems, Inc.*..... 2,090       38,310
            Interstate Bakeries Corp............. 1,900       28,975
            Investment Technology Group, Inc.*... 2,090       46,732
            Investors Financial Services Corp.... 2,850       78,062
            IVAX Corp.*.......................... 8,550      103,712
            Jacobs Engineering Group, Inc.*...... 2,280       81,168
            Krispy Kreme Doughnuts, Inc.*........ 2,280       76,996
            Lam Research Corp.*.................. 5,510       59,508
            Lancaster Colony Corp................ 1,520       59,402
            Legg Mason, Inc...................... 2,850      138,339
            LifePoint Hospitals, Inc.*........... 1,710       51,182
            Lincare Holdings, Inc.*.............. 4,560      144,187
            M&T Bank Corp........................ 3,990      316,606
            Macrovision Corp.*................... 2,280       36,571
            Manpower, Inc........................ 3,420      109,097
            McCormick & Co., Inc................. 6,080      141,056
            Mentor Graphics Corp.*............... 2,850       22,401
            Michaels Stores, Inc.*............... 2,850       89,205
            Micrel, Inc.*........................ 3,990       35,830
            Microchip Technology, Inc............ 8,740      213,692
            Murphy Oil Corp...................... 3,800      162,830
            Mylan Laboratories, Inc.............. 5,510      192,298
            National Instruments Corp.*.......... 2,280       74,077
            Network Associates, Inc.*............ 6,840      110,056
            Neuberger Berman, Inc................ 3,040      101,810
            New York Community Bancorp........... 4,750      137,180
            Nordson Corp......................... 1,520       37,742
            Outback Steakhouse, Inc.............. 3,420      117,785
            Overture Services, Inc.*............. 2,470       67,456
            Oxford Health Plans, Inc.*........... 3,800      138,510
            Packaging Corporation of America*.... 4,560       83,174
            Papa John's International, Inc.*.....   760       21,189
            Patterson Dental Co.*................ 3,040      132,970
            Patterson-UTI Energy, Inc.*.......... 3,420      103,181
            Petsmart, Inc.*...................... 5,890      100,896
            Pier 1 Imports, Inc.................. 3,990       75,531
            Plantronics, Inc.*................... 2,090       31,622
            Reader's Digest Association, Inc..... 4,370       65,987
            Reynolds & Reynolds Co............... 3,040       77,429

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Growth                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                Shares      Value
                                               --------- -----------
          RF Micro Devices, Inc.*.............    7,410  $    54,315
          Rollins, Inc........................    1,330       33,849
          Roslyn Bancorp, Inc.................    3,610       65,088
          Ross Stores, Inc....................    3,420      144,974
          Sandisk Corp.*......................    3,040       61,712
          Scholastic Corp.*...................    1,710       61,475
          SEI Investments Co..................    4,750      129,105
          Semtech Corp.*......................    3,230       35,272
          Sensient Technologies Corp..........    2,090       46,962
          Sepracor, Inc.*.....................    3,610       34,909
          SICOR, Inc.*........................    5,130       81,311
          Smith International, Inc.*..........    4,370      142,549
          Solutia, Inc........................    4,560       16,553
          Sonoco Products Co..................    4,180       95,848
          Sotheby's Holdings, Inc.--Class A*..    2,660       23,940
          STERIS Corp.*.......................    3,040       73,720
          Symantec Corp.*.....................    6,270      253,997
          Synopsys, Inc.*.....................    3,230      149,065
          TCF Financial Corp..................    3,230      141,118
          The Cheesecake Factory, Inc.*.......    2,280       82,422
          Timberland Co.--Class A*............    1,710       60,893
          Titan Corp.*........................    3,420       35,568
          Tootsie Roll Industries, Inc........    2,280       69,950
          Universal Health Services, Inc.--
           Class B*...........................    2,660      119,966
          Valassis Communications, Inc.*......    2,280       67,100
          Valspar Corp........................    2,090       92,336
          Varian Medical Systems, Inc.*.......    3,040      150,784
          Varian, Inc.*.......................    1,520       43,609
          Vertex Pharmaceuticals, Inc.*.......    3,230       51,196
          Viad Corp...........................    3,800       84,930
          VISX, Inc.*.........................    2,280       21,842
          Waddell & Reed Financial, Inc.......    3,420       67,271
          Washington Post Co.--Class B........      380      280,439
          Weatherford International, Ltd.*....    5,700      227,601
          Westamerica Bancorporation..........    1,520       61,074
          Western Gas Resources, Inc..........    1,520       56,012
          Westwood One, Inc.*.................    4,560      170,361
          Whole Foods Market, Inc.*...........    2,470      130,243
          Williams-Sonoma, Inc.*..............    4,940      134,121
          Wilmington Trust Corp...............    2,850       90,288
          XTO Energy, Inc.....................    5,320      131,404
                                                         -----------
          TOTAL COMMON STOCKS.................            14,951,038
                                                         -----------
           Federal Home Loan Bank (0.8%)
                                               Principal
                                                Amount
                                               ---------
          Federal Home Loan Bank,
           0.50%, 01/02/03.................... $119,000      118,997
                                                         -----------
          TOTAL FEDERAL HOME LOAN BANK........               118,997
                                                         -----------
          TOTAL INVESTMENTS
           (Cost $13,942,249)/(a)/--100.0%....            15,070,035
          Net other assets/(liabilities)--0.0%                (5,897)
                                                         -----------
          NET ASSETS--100.0%..................           $15,064,138
                                                         ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $17,070,744 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $3,128,495. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,176,462
                   Unrealized depreciation.....  (3,177,171)
                                                -----------
                   Net unrealized appreciation/
                    (depreciation)............. $(2,000,709)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                         Unrealized
                                             Contracts Gains/(Losses)
                                             --------- --------------
           E-Mini S&P MidCap 400 Future
            Contract expiring March 2003
            (Underlying face amount at value
            $85,800)........................     2        $(1,329)

The ProFund VP Mid-Cap Growth's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                    Advertising......................  0.8%
                    Aerospace/Defense................  0.2%
                    Apparel..........................  1.2%
                    Banks............................  5.4%
                    Biotechnology....................  2.0%
                    Chemicals........................  2.0%
                    Commercial Services..............  5.3%
                    Computers........................  7.3%
                    Distribution/Wholesale...........  0.8%
                    Diversified Financial Services...  2.9%
                    Electric.........................  0.6%
                    Electrical Components & Equipment  1.8%
                    Electronics......................  1.0%
                    Engineering & Construction.......  0.5%
                    Entertainment....................  1.3%
                    Food.............................  4.4%
                    Healthcare--Products.............  5.6%
                    Healthcare--Services.............  4.8%
                    Household Products/Wares.........  1.3%
                    Insurance........................  1.3%
                    Internet.........................  3.1%
                    Machinery--Diversified...........  0.7%
                    Manufacturing....................  1.1%
                    Media............................  5.1%
                    Office Furnishings...............  0.9%
                    Oil & Gas........................  2.6%
                    Oil & Gas Services...............  3.6%
                    Packaging & Containers...........  1.2%
                    Pharmaceuticals..................  7.5%
                    Pipelines........................  1.0%
                    Retail........................... 10.6%
                    Savings & Loans..................  1.3%
                    Semiconductors...................  2.6%
                    Software.........................  3.2%
                    Telecommunications...............  1.2%
                    Transportation...................  1.7%
                    Water............................  1.3%
                    Other............................  0.8%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $13,942,249)........... $15,070,035
         Cash...............................................       9,981
         Dividends and interest receivable..................       7,190
         Receivable for capital shares issued...............   4,034,797
         Variation margin on futures contracts..............         300
                                                             -----------
          Total Assets......................................  19,122,303
                                                             -----------
       Liabilities:
         Payable for investments purchased..................   4,018,801
         Advisory fees payable..............................      13,869
         Management services fees payable...................       2,423
         Administration fees payable........................         796
         Administrative services fees payable...............       8,076
         Distribution fees payable..........................       4,038
         Other accrued expenses.............................      10,162
                                                             -----------
          Total Liabilities.................................   4,058,165
                                                             -----------
       Net Assets........................................... $15,064,138
                                                             ===========
       Net Assets consist of:
         Capital............................................ $16,942,141
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (3,004,460)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................   1,126,457
                                                             -----------
       Net Assets........................................... $15,064,138
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     644,905
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.36
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    44,233
        Interest.............................................       1,512
                                                              -----------
         Total Investment Income.............................      45,745
                                                              -----------
      Expenses:
        Advisory fees........................................      51,676
        Management services fees.............................      10,335
        Administration fees..................................       2,581
        Administrative services fees.........................      34,450
        Distribution fees....................................      17,225
        Custody fees.........................................      17,596
        Fund accounting fees.................................       6,208
        Transfer agent fees..................................       4,662
        Other fees...........................................       8,134
                                                              -----------
         Total Expenses before reductions....................     152,867
         Less Expenses reduced by Investment Advisor.........     (16,477)
                                                              -----------
         Net Expenses........................................     136,390
                                                              -----------
      Net Investment Income/(Loss)...........................     (90,645)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (2,911,191)
        Net realized gains/(losses) on futures contracts.....      (3,759)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................   1,126,457
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (1,788,493)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,879,138)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

 Statement of Changes in Net Assets
                                                                                              For the period
                                                                                             May 1, 2002/(a)/
                                                                                                  through
                                                                                             December 31, 2002
                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $     (90,645)
  Net realized gains/(losses) on investments and futures contracts..........................      (2,914,950)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.       1,126,457
                                                                                               -------------
  Change in net assets resulting from operations............................................      (1,879,138)
                                                                                               -------------
Capital Transactions:
  Proceeds from shares issued...............................................................     181,629,538
  Cost of shares redeemed...................................................................    (164,686,262)
                                                                                               -------------
  Change in net assets resulting from capital transactions..................................      16,943,276
                                                                                               -------------
  Change in net assets......................................................................      15,064,138
Net Assets:
  Beginning of period.......................................................................              --
                                                                                               -------------
  End of period.............................................................................   $  15,064,138
                                                                                               =============
Share Transactions:
  Issued....................................................................................       7,556,651
  Redeemed..................................................................................      (6,911,746)
                                                                                               -------------
  Change in shares..........................................................................         644,905
                                                                                               =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                    For the period
                                                                                   May 1, 2002/(a)/
                                                                                        through
                                                                                   December 31, 2002
                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................    $     30.00
                                                                                      -----------
Investment Activities:
  Net investment income/(loss)....................................................          (0.21)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          (6.43)
                                                                                      -----------
  Total income/(loss) from investment activities..................................          (6.64)
                                                                                      -----------
Net Asset Value, End of Period....................................................    $     23.36
                                                                                      ===========
Total Return......................................................................         (22.13)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $15,064,138
Ratio of expenses to average net assets...........................................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          (1.32)%/(d)/
Ratio of expenses to average net assets*..........................................           2.22%/(d)/
Portfolio turnover................................................................          1,594%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                          ProFund VP Small-Cap Value

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Small-Cap Value had a NAV total return of -28.30%*, compared to a return of -26.15% for the unmanaged S&P SmallCap 600/BARRA Value Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index. The S&P SmallCap 600/BARRA Value Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P SmallCap 600/BARRA Value Index that have low price-to-book ratios.

   For the fiscal year, the ProFund VP Small-Cap Value achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P SmallCap 600/BARRA Value Index (1.00 equals perfect correlation).

   The performance of the S&P SmallCap 600/BARRA Value Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P SmallCap 600/BARRA Value Index or any of the companies included in the S&P SmallCap 600/BARRA Value Index.

                                    [CHART]

Value of a $10,000 Investment

          ProFund VP Small-Cap Value  S&P SmallCap 600/BARRA Value
          --------------------------  ----------------------------
  5/1/02           $10,000                    $10,000
 6/30/02             9,053                      9,166
 9/30/02             6,937                      7,080
12/31/02             7,170                      7,385

--------------------------------------------
Aggregate Total Return
as of 12/31/02
--------------------------------------------
                    Since Inception (5/1/02)
--------------------------------------------
VP Small-Cap Value           (28.30)%
--------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Small-Cap Value is measured against the S&P SmallCap 600/BARRA Value Index, an unmanaged index generally representative of the performance of small sized companies with low price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
                                                December 31, 2002

            Common Stocks (99.3%)
                                                   Shares    Value
                                                   ------ -----------
           A.M. Castle & Co.......................  2,624 $    11,939
           A.T. Cross Co.--Class A*...............  2,952      15,793
           AAR Corp...............................  5,576      28,716
           Aaron Rents, Inc.......................  3,936      86,120
           ABM Industries, Inc....................  8,856     137,268
           Actel Corp.*...........................  4,264      69,162
           Action Performance Cos., Inc...........  3,280      62,320
           Acuity Brands, Inc.....................  7,216      97,705
           Adaptec, Inc.*......................... 19,024     107,486
           Administaff, Inc.*.....................  4,920      29,520
           Aeroflex, Inc.*........................ 10,496      72,422
           Allen Telecom, Inc.*...................  5,576      52,805
           Alliance Semiconductor Corp.*..........  6,560      25,781
           Alpharma, Inc..........................  9,184     109,382
           American Financial Holdings, Inc.......  3,936     117,608
           American Management Systems, Inc.*.....  7,544      90,453
           American States Water Co...............  2,624      60,746
           AmeriPath, Inc.*.......................  5,576     119,884
           Analogic Corp..........................  2,296     115,461
           Analysts International Corp.*..........  4,264       8,443
           Anchor BanCorp Wisconsin, Inc..........  4,592      95,284
           Angelica Corp..........................  1,640      33,866
           Anixter International, Inc.*...........  6,560     152,520
           AnnTaylor Stores Corp.*................  7,872     160,746
           Apogee Enterprises, Inc................  4,920      44,039
           Applica, Inc.*.........................  4,264      21,320
           Applied Industrial Technologies, Inc...  3,280      61,992
           AptarGroup, Inc........................  6,232     194,688
           Arch Chemicals, Inc....................  3,936      71,832
           Arctic Cat, Inc........................  3,936      62,977
           Armor Holdings, Inc.*..................  5,248      72,265
           ArQule, Inc.*..........................  3,608      11,004
           Artesyn Technologies, Inc.*............  6,888      26,450
           Ashworth, Inc.*........................  2,296      14,694
           Astec Industries, Inc.*................  3,608      35,827
           AstroPower, Inc.*......................  3,936      31,449
           Atlantic Coast Airlines Holdings, Inc.*  7,872      94,700
           Atmos Energy Corp......................  7,872     183,575
           Atwood Oceanics, Inc.*.................  2,296      69,110
           Audiovox Corp.--Class A*...............  4,264      44,094
           Avista Corp............................  8,528      98,584
           Aware, Inc.*...........................  3,936       8,580
           Axcelis Technologies, Inc.*............ 17,384      97,507
           Aztar Corp.*...........................  6,560      93,676
           Bally Total Fitness Holding Corp.*.....  5,904      41,859
           Barnes Group, Inc......................  3,280      66,748
           Bassett Furniture Industries, Inc......  1,968      28,182
           BE Aerospace, Inc.*....................  6,232      22,684
           Bel Fuse, Inc.--Class B................  1,968      39,655
           Belden, Inc............................  4,264      64,898
           Bell Microproducts, Inc.*..............  3,608      19,988
           Benchmark Electronics, Inc.*...........  4,264     122,206
           Bio-Technology General Corp.*.......... 10,496      33,598
           Black BOX Corp.........................  3,608     161,638
           Bowne & Co., Inc.......................  5,904      70,553
           Briggs & Stratton Corp.................  3,936     167,162
           Brooks-PRI Automation, Inc.*...........  5,904      67,660
           Brooktrout, Inc.--Class B*.............  2,296      12,169
           Brown Shoe Company, Inc................  3,280      78,162
           Brush Wellman, Inc.*...................  2,952      16,236

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Buckeye Technologies, Inc.*..............  6,560 $    40,344
          Building Materials Holding Corp..........  2,296      32,833
          Burlington Coat Factory Warehouse Corp...  7,872     141,302
          Butler Manufacturing Co..................    984      19,040
          C&D Technologies, Inc....................  4,592      81,140
          C-COR.net Corp.*.........................  6,560      21,779
          Cable Design Technologies Corp.*.........  7,872      46,445
          Cambrex Corp.............................  4,592     138,724
          Capital Automotive Real Estate Investment
           Trust...................................  4,920     116,604
          Captaris, Inc.*..........................  5,576      13,382
          Caraustar Industries, Inc................  4,920      46,642
          Carreker Corp.*..........................  4,264      19,316
          Cascade Natural Gas Corp.................  1,968      39,360
          Casey's General Stores, Inc..............  8,856     108,132
          Cash America International, Inc..........  4,264      40,593
          Cato Corp.--Class A......................  4,592      99,141
          CDI Corp.*...............................  3,280      88,494
          Central Parking Corp.....................  6,232     117,536
          Central Vermont Public Service Corp......  1,968      35,975
          Century Aluminum Co......................  3,608      26,735
          CH Energy Group, Inc.....................  2,952     137,652
          Checkpoint Systems, Inc.*................  5,576      57,656
          Chemed Corp..............................  1,640      57,974
          Chesapeake Corp..........................  2,624      46,838
          Ciber, Inc.*............................. 11,480      59,122
          Cima Labs, Inc.*.........................  2,624      63,477
          Cimarex Energy Co.*......................  7,216     129,166
          Cleveland-Cliffs, Inc....................  1,968      39,065
          Coachmen Industries, Inc.................  2,952      46,642
          Coherent, Inc.*..........................  5,248     104,698
          Cohu, Inc................................  3,608      53,038
          Colonial Properties Trust................  3,936     133,588
          Commercial Federal Corp..................  7,872     183,811
          Commercial Metals Co.....................  4,920      79,901
          Commonwealth Industries, Inc.............  2,952      20,162
          Computer Task Group, Inc.*...............  3,608      12,592
          Concerto Software, Inc.*.................  1,968      13,284
          Concord Camera Corp.*....................  4,920      26,716
          CONMED Corp.*............................  5,248     102,807
          Consolidated Graphics, Inc.*.............  2,296      51,086
          Corn Products International, Inc.........  6,232     187,770
          CPI Corp.................................  1,312      19,011
          Cryolife, Inc.*..........................  3,608      24,643
          CTS Corp.................................  5,904      45,756
          Curative Health Services, Inc.*..........  1,968      33,948
          Curtiss-Wright Corp......................  1,968     125,599
          Datascope Corp...........................  2,624      65,078
          Delphi Financial Group, Inc.--Class A....  3,608     136,960
          Deltic Timber Corp.......................  1,968      52,546
          Dendrite International, Inc.*............  7,216      53,904
          Department 56, Inc.*.....................  2,296      29,618
          Digi International, Inc.*................  3,936      11,454
          DIMON, Inc...............................  7,872      47,232
          Downey Financial Corp....................  4,920     191,880
          Dress Barn, Inc.*........................  4,920      65,436
          Drill-Quip, Inc.*........................  2,952      49,889
          DSP Group, Inc.*.........................  4,920      77,834
          Duane Reade, Inc.*.......................  4,264      72,488
          DuPont Photomasks, Inc.*.................  3,280      76,260

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          eFunds Corp.*............................  8,200 $    74,702
          El Paso Electric Co.*....................  8,856      97,416
          Electro Scientific Industries, Inc.*.....  4,920      98,400
          ElkCorp..................................  3,280      56,744
          EMCOR Group, Inc.*.......................  2,624     139,098
          Energen Corp.............................  6,232     181,351
          Enesco Group, Inc.*......................  2,296      16,256
          ESS Technology, Inc.*....................  7,872      49,515
          Esterline Technologies Corp.*............  3,608      63,753
          Exar Corp.*..............................  6,888      85,411
          Fedders Corp.............................  5,904      16,708
          Financial Federal Corp.*.................  3,280      82,426
          First American Financial Corp............ 12,792     283,981
          First Republic Bank*.....................  2,624      52,454
          FirstFed Financial Corp.*................  2,952      85,460
          Flagstar Bancorp, Inc....................  5,248     113,357
          Fleetwood Enterprises, Inc.*.............  6,232      48,921
          Fleming Cos., Inc........................  9,512      62,494
          Flow International Corp.*................  2,624       6,691
          Footstar, Inc.*..........................  3,608      25,112
          Fremont General Corp..................... 13,448      60,382
          Frontier Airlines, Inc.*.................  5,248      35,476
          Gardner Denver, Inc.*....................  2,952      59,926
          GBC Bancorp..............................  1,968      38,100
          GenCorp, Inc.............................  7,544      59,748
          General Communication, Inc.--Class A*....  9,840      66,026
          Gerber Scientific, Inc.*.................  3,936      15,980
          Glenborough Realty Trust, Inc............  4,920      87,674
          Global Imaging Systems, Inc.*............  3,608      66,315
          Goody's Family Clothing, Inc.*...........  5,904      26,214
          Great Atlantic & Pacific Tea Co.*........  6,888      55,517
          Green Mountain Power Corp................    984      20,634
          Griffon Corp.*...........................  5,904      80,412
          Group 1 Automotive, Inc.*................  4,264     101,824
          Haggar Corp..............................    984      12,389
          Hain Celestial Group, Inc.*..............  5,904      89,741
          Hall, Kinion & Associates, Inc.*.........  2,296      12,837
          Haverty Furniture Companies, Inc.........  3,936      54,710
          Heidrick & Struggles International, Inc.*  3,280      48,118
          Hologic, Inc.*...........................  3,608      44,054
          Hooper Holmes, Inc....................... 11,480      70,487
          Huffy Corp.*.............................  2,624      15,665
          Hughes Supply, Inc.......................  4,264     116,492
          Hutchinson Technology, Inc.*.............  4,592      95,054
          IHOP Corp.*..............................  3,608      86,592
          Imagistics International, Inc.*..........  3,280      65,600
          IMCO Recycling, Inc.*....................  2,624      21,333
          IMPATH, Inc.*............................  2,952      58,213
          Information Holdings, Inc.*..............  3,936      61,087
          Information Resources, Inc.*.............  5,248       8,397
          Input/Output, Inc.*......................  9,184      39,032
          Insight Enterprises, Inc.*...............  8,200      68,142
          Insituform Technologies, Inc.--Class A*..  4,592      78,294
          Insurance Auto Auctions, Inc.*...........  2,296      38,091
          Interface, Inc...........................  9,184      28,195
          Intermet Corp............................  4,592      19,286
          International Multifoods Corp.*..........  3,280      69,503
          Ionics, Inc.*............................  3,280      74,784
          Irwin Financial Corp.....................  4,920      81,180
          J & J Snack Foods Corp.*.................  1,640      58,564

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Jack in the Box, Inc.*................  6,888 $   119,094
           JAKKS Pacific, Inc.*..................  4,592      61,855
           JDA Software Group, Inc.*.............  4,920      47,527
           Jefferies Group, Inc..................  4,920     206,492
           JLG Industries, Inc...................  7,544      56,806
           Jo-Ann Stores, Inc.--Class A*.........  3,280      75,342
           K2, Inc.*.............................  3,280      30,832
           Kaman Corp.--Class A..................  3,936      43,296
           Kansas City Southern Industries, Inc.* 10,824     129,888
           Kellwood Co...........................  4,592     119,393
           Kilroy Realty Corp....................  4,920     113,406
           Kirby Corp.*..........................  4,264     116,791
           Laclede Group, Inc....................  3,280      79,376
           Lance, Inc............................  5,248      62,131
           LandAmerica Financial Group, Inc......  3,280     116,276
           Landry's Restaurants, Inc.............  4,920     104,501
           Lawson Products, Inc..................  1,640      50,807
           Lennox International, Inc............. 10,168     127,609
           Linens 'n Things, Inc.*...............  7,872     177,908
           Lone Star Steakhouse & Saloon, Inc....  3,936      76,122
           Lone Star Technologies, Inc.*.........  4,920      73,259
           Luby's, Inc.*.........................  3,936      11,454
           Lydall, Inc.*.........................  2,952      33,505
           M.D.C. Holdings, Inc..................  4,592     175,690
           MAF Bancorp, Inc......................  4,264     144,678
           MagneTek, Inc.*.......................  3,936      17,476
           MapInfo Corp.*........................  2,624      14,563
           Marcus Corp...........................  5,248      74,522
           Massey Energy Co...................... 13,448     130,715
           Material Sciences Corp.*..............  2,624      33,955
           Maverick Tube Corp.*..................  7,216      94,024
           Meade Instruments Corp.*..............  3,608      11,257
           Mesa Air Group, Inc.*.................  5,904      24,029
           Methode Electronics, Inc.--Class A....  6,560      71,963
           Metro One Telecommunications, Inc.*...  4,264      27,503
           Microsemi Corp.*......................  5,248      31,960
           Midas, Inc.*..........................  2,624      16,872
           Midwest Express Holdings, Inc.*.......  2,624      14,038
           Milacron, Inc.........................  5,904      35,129
           Mobile Mini, Inc.*....................  2,624      41,118
           Monaco Coach Corp.*...................  5,248      86,854
           Mueller Industries, Inc.*.............  6,232     169,822
           Myers Industries, Inc.................  5,248      56,154
           Nasch-Finch Co........................  1,968      15,213
           National Presto Industries, Inc.......  1,312      38,547
           Nature's Sunshine Products, Inc.......  2,952      28,664
           Nautica Enterprises, Inc.*............  5,904      65,593
           NCO Group, Inc.*......................  4,592      73,242
           Nelson (Thomas), Inc.*................  2,624      26,292
           Netegrity, Inc.*......................  6,232      20,273
           Network Equipment Technologies, Inc.*.  3,936      15,429
           New Century Financial Corp............  4,264     108,263
           Northwest Natural Gas Co..............  4,592     124,260
           Northwestern Corp.....................  6,560      33,325
           Nuevo Energy Co.*.....................  3,280      36,408
           NUI Corp..............................  2,952      50,952
           NYFIX, Inc.*..........................  5,576      25,092
           O'Charley's, Inc.*....................  3,280      67,338
           Oceaneering International, Inc.*......  4,264     105,491
           Offshore Logistics, Inc.*.............  3,936      86,277

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          OM Group, Inc...........................  4,920 $    33,850
          Omnova Solutions, Inc.*.................  6,888      27,759
          On Assignment, Inc.*....................  4,920      41,918
          Orthodontic Centers of America, Inc.*...  9,184     100,197
          Osteotech, Inc.*........................  2,952      19,011
          Oxford Industries, Inc..................  1,312      33,653
          PAREXEL International Corp.*............  4,592      50,466
          Park Electrochemical Corp...............  3,608      69,274
          Paxar Corp.*............................  6,888     101,598
          PC-Tel, Inc.*...........................  3,608      24,462
          Pediatrix Medical Group, Inc.*..........  4,592     183,957
          Pegasus Systems, Inc.*..................  4,264      42,768
          Penford Corp............................  1,312      18,486
          Pep Boys-Manny, Moe & Jack..............  9,184     106,534
          Pericom Semiconductor Corp.*............  4,592      38,160
          Philadelphia Consolidated Holding Corp.*  3,936     139,334
          Phillips-Van Heusen Corp................  4,920      56,875
          Phoenix Technologies, Ltd.*.............  4,592      26,496
          Photronics, Inc.*.......................  5,576      76,391
          Piedmont Natural Gas Co., Inc...........  5,904     208,707
          Pinnacle Entertainment, Inc.*...........  4,592      31,823
          Pinnacle Systems, Inc.*................. 10,496     142,850
          Pioneer Standard Electronics, Inc.......  5,576      51,188
          PolyMedica Corp.*.......................  2,296      70,809
          PolyOne Corp............................ 16,400      64,288
          Pope & Talbot, Inc......................  2,624      37,418
          Presidential Life Corp..................  5,248      52,113
          PRG-Schultz International, Inc.*........ 11,480     102,172
          Prime Hospitality Corp.*................  7,872      64,157
          Provident Bankshares Corp...............  4,264      98,545
          Province Healthcare Co.*................  8,528      82,977
          Quanex Corp.............................  2,952      98,892
          RadiSys Corp.*..........................  2,952      23,557
          Ralcorp Holdings, Inc.*.................  5,248     131,935
          RARE Hospitality International, Inc.*...  3,936     108,712
          Raymond James Financial Corp............  8,528     252,259
          Regal-Beloit Corp.......................  4,592      95,054
          RehabCare Group, Inc.*..................  2,952      56,324
          Reliance Steel & Aluminum Co............  5,576     116,204
          Riggs National Corp.....................  4,920      76,211
          RLI Corp................................  3,608     100,663
          Robbins & Myers, Inc....................  2,624      48,282
          Rock-Tenn Co............................  6,232      84,007
          Roxio, Inc.*............................  3,608      17,210
          Royal Appliance Manufacturing Co.*......  2,296      16,692
          RTI International Metals, Inc.*.........  3,608      36,441
          Russ Berrie & Co., Inc..................  3,608     121,877
          Russell Corp............................  5,576      93,342
          Ryan's Family Steak Houses, Inc.*.......  7,872      89,347
          Ryerson Tull, Inc.......................  4,264      26,010
          Ryland Group, Inc.......................  4,592     153,143
          Salton, Inc.*...........................  1,968      18,932
          SBS Technologies, Inc.*.................  2,624      24,036
          School Specialty, Inc.*.................  3,280      65,534
          Schweitzer-Mauduit International, Inc...  2,624      64,287
          SCM Microsystems, Inc.*.................  2,624      11,152
          SCPIE Holdings, Inc.....................  1,640      10,808
          Seacoast Financial Services Corp........  4,264      85,327
          SEACOR SMIT, Inc.*......................  3,608     160,556
          Selective Insurance Group, Inc..........  4,592     115,627

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Shaw Group, Inc.*......................  7,544 $   124,099
           Shopko Stores, Inc.*...................  5,248      65,338
           Shurgard Storage Centers, Inc.--Class A  6,232     195,311
           Skyline Corp...........................  1,640      48,380
           SkyWest, Inc........................... 10,168     132,897
           Skyworks Solutions, Inc.*.............. 24,272     209,225
           Smith (A.O.) Corp......................  5,248     141,748
           Sola International, Inc.*..............  4,264      55,432
           Sourcecorp*............................  2,952      54,878
           South Financial Group, Inc.............  7,872     162,636
           Southern Union Co.*....................  9,840     162,360
           Southwest Gas Corp.....................  5,904     138,449
           Southwestern Energy Co.*...............  4,592      52,578
           Spherion Corp.*........................ 10,496      70,323
           SPS Technologies, Inc.*................  2,296      54,530
           SPSS, Inc.*............................  2,952      41,298
           Standard Microsystems Corp.*...........  2,952      57,475
           Standard Motor Products, Inc...........  2,296      29,848
           Standard Pacific Corp..................  5,576     138,006
           Standard Register Co...................  4,920      88,560
           Standex International Corp.............  2,296      54,737
           Staten Island Bancorp, Inc............. 10,824     217,995
           Steel Dynamics, Inc.*..................  8,528     102,592
           Steel Technologies, Inc................  1,640      27,814
           Stein Mart, Inc.*......................  7,544      46,018
           Stewart & Stevenson Services, Inc......  4,920      69,569
           Stewart Information Services Corp.*....  3,280      70,159
           Stillwater Mining Co.*.................  7,544      40,361
           Stone Energy Corp.*....................  4,592     153,189
           Stride Rite Corp.......................  7,544      54,090
           Sturm, Ruger & Co., Inc................  4,920      47,084
           Sunrise Assisted Living, Inc.*.........  3,936      97,967
           Supertex, Inc.*........................  2,296      34,187
           Susquehanna Bancshares, Inc............  6,888     143,553
           Swift Energy Co.*......................  4,920      47,576
           SWS Group, Inc.........................  2,952      40,029
           Symmetricom, Inc.*.....................  7,544      31,836
           Systems & Computer Technology Corp.*...  5,904      50,774
           TALX Corp..............................  2,296      29,664
           TBC Corp.*.............................  3,608      43,332
           Technitrol, Inc........................  7,216     116,466
           Tetra Tech, Inc.*......................  9,512     116,047
           TETRA Technologies, Inc.*..............  2,624      56,075
           Texas Industries, Inc..................  3,608      87,674
           The Men's Wearhouse, Inc.*.............  7,544     129,380
           The Steak n Shake Co.*.................  4,920      49,200
           Theragenics Corp.*.....................  5,248      21,149
           Thomas Industries, Inc.................  2,952      76,929
           Three-Five Systems, Inc.*..............  3,936      25,387
           Timken Co.............................. 10,824     206,739
           Toll Brothers, Inc.*................... 12,464     251,773
           Tollgrade Communications, Inc.*........  2,296      26,932
           Tom Brown, Inc.*.......................  6,888     172,889
           Tower Automotive, Inc.*................ 10,168      45,756
           Tredegar Corp..........................  6,888     103,320
           Triarc Cos., Inc.*.....................  3,608      94,674
           Triumph Group, Inc.*...................  2,952      94,287
           UICI*..................................  8,528     132,610
           UIL Holdings Corp......................  2,624      91,499
           Ultratech Stepper, Inc.*...............  3,936      38,726

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
                                                December 31, 2002

            Common Stocks, continued
                                                 Shares      Value
                                                --------- -----------
           Unisource Energy Corp...............    5,904  $   102,080
           Unit Corp.*.........................    7,544      139,941
           United Stationers, Inc.*............    5,904      170,042
           Universal Forest Products, Inc......    3,280       69,933
           URS Corp.*..........................    5,248       74,679
           US Oncology, Inc.*..................   16,072      139,344
           USFreightways Corp..................    4,920      141,450
           Veeco Instruments, Inc.*............    5,248       60,667
           Veritas DGC, Inc.*..................    5,576       44,050
           Verity, Inc.*.......................    6,232       83,453
           ViaSat, Inc.*.......................    4,592       52,992
           Viasys Healthcare, Inc.*............    4,592       68,375
           Vicor Corp.*........................    7,544       62,246
           Vintage Petroleum, Inc..............   11,152      117,654
           Volt Information Sciences, Inc.*....    2,624       44,870
           W-H Energy Services, Inc.*..........    4,592       66,997
           Washington Federal, Inc.............   11,152      277,128
           Watsco, Inc.........................    4,592       75,217
           Watts Industries, Inc.--Class A.....    4,592       72,278
           Waypoint Financial Corp.............    6,560      116,768
           Wellman, Inc........................    5,576       75,220
           Whitney Holding Corp................    7,216      240,509
           Wolverine Tube, Inc.*...............    2,296       13,110
           Wolverine World Wide, Inc...........    7,216      109,034
           Woodward Governor Co................    1,968       85,608
           Zale Corp.*.........................    5,904      188,339
           Zenith National Insurance Corp......    3,280       77,146
                                                          -----------
           TOTAL COMMON STOCKS.................            28,963,454
                                                          -----------
            Federal Home Loan Bank (0.3%)
                                                Principal
                                                 Amount
                                                ---------
           Federal Home Loan Bank,
            0.50%, 01/02/03....................  $97,000       96,997
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........                96,997
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $28,151,931)/(a)/--99.6%.....            29,060,451
           Net other assets/(liabilities)--0.4%               104,983
                                                          -----------
           NET ASSETS--100.0%..................           $29,165,434
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $32,585,290 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,433,359. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,307,330
                   Unrealized depreciation.....  (4,832,169)
                                                -----------
                   Net unrealized appreciation/
                    (depreciation)............. $(3,524,839)
                                                ===========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                          Unrealized
                                              Contracts Gains/(Losses)
                                              --------- --------------
          E-mini Russell 2000 Future Contract
           expiring March 2003 (Underlying
           face amount at value $76,400).....     2        $(2,089)

The ProFund VP Small-Cap Value's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Aerospace/Defense................ 1.0%
                     Agriculture...................... 0.3%
                     Airlines......................... 0.9%
                     Apparel.......................... 1.5%
                     Auto Parts & Equipment........... 0.3%
                     Banks............................ 2.6%
                     Biotechnology.................... 1.6%
                     Building Materials............... 1.3%
                     Chemicals........................ 1.2%
                     Coal............................. 0.2%
                     Commercial Services.............. 4.3%
                     Computers........................ 3.1%
                     Distribution/Wholesale........... 1.6%
                     Diversified Financial Services... 1.6%
                     Electric......................... 2.3%
                     Electrical Components & Equipment 0.9%
                     Electronics...................... 2.8%
                     Engineering & Construction....... 0.8%
                     Entertainment.................... 0.3%
                     Environmental Control............ 0.5%
                     Food............................. 2.5%
                     Forest Products & Paper.......... 2.0%
                     Gas.............................. 3.8%
                     Hand/Machine Tools............... 0.5%
                     Healthcare-Products.............. 1.9%
                     Healthcare-Services.............. 2.6%
                     Home Builders.................... 2.5%
                     Home Furnishings................. 1.2%
                     Household Products/Wares......... 0.4%
                     Housewares....................... 0.6%
                     Insurance........................ 2.2%
                     Internet......................... 0.7%
                     Iron/Steel....................... 1.6%
                     Leisure Time..................... 1.0%
                     Lodging.......................... 0.9%
                     Machinery-Construction & Mining.. 0.4%
                     Machinery-Diversified............ 2.2%
                     Manufacturing.................... 3.8%
                     Media............................ 0.1%
                     Metal Fabricate/Hardware......... 2.8%
                     Mining........................... 1.7%
                     Office Furnishings............... 0.2%
                     Office/Business Equipment........ 0.3%
                     Oil & Gas........................ 2.2%
                     Oil & Gas Services............... 1.9%
                     Packaging & Containers........... 0.5%
                     Pharmaceuticals.................. 1.7%
                     Real Estate Investment Trust..... 1.0%
                     Retail........................... 9.1%
                     Savings & Loans.................. 2.7%
                     Semiconductors................... 6.1%
                     Software......................... 2.8%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
                                                December 31, 2002

                            Storage/Warehousing 0.2%
                            Telecommunications. 4.7%
                            Textiles........... 0.2%
                            Toys/Games/Hobbies. 0.4%
                            Transportation..... 0.9%
                            Water.............. 0.2%
                            Other.............. 0.4%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $28,151,931)........... $29,060,451
         Dividends and interest receivable..................      26,193
         Receivable for capital shares issued...............   1,198,134
         Prepaid expenses...................................           1
                                                             -----------
          Total Assets......................................  30,284,779
                                                             -----------
       Liabilities:
         Cash overdraft.....................................     101,717
         Payable for investments purchased..................     972,128
         Advisory fees payable..............................      15,710
         Management services fees payable...................       2,708
         Administration fees payable........................         890
         Administrative services fees payable...............       9,026
         Distribution fees payable..........................       4,513
         Other accrued expenses.............................      12,653
                                                             -----------
          Total Liabilities.................................   1,119,345
                                                             -----------
       Net Assets........................................... $29,165,434
                                                             ===========
       Net Assets consist of:
         Capital............................................ $32,799,969
         Accumulated net investment income/(loss)...........       1,728
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (4,542,694)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................     906,431
                                                             -----------
       Net Assets........................................... $29,165,434
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,355,687
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     21.51
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $   101,878
        Interest.............................................         672
                                                              -----------
         Total Investment Income.............................     102,550
                                                              -----------
      Expenses:
        Advisory fees........................................      56,167
        Management services fees.............................      11,233
        Administration fees..................................       2,092
        Administrative services fees.........................      37,445
        Distribution fees....................................      18,722
        Custody fees.........................................      35,301
        Fund accounting fees.................................       6,493
        Transfer agent fees..................................       4,099
        Other fees...........................................      11,996
                                                              -----------
         Total Expenses before reductions....................     183,548
         Less Expenses reduced by the Investment
          Advisor............................................     (35,305)
                                                              -----------
         Net Expenses........................................     148,243
                                                              -----------
      Net Investment Income/(Loss)...........................     (45,693)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (4,541,064)
        Net realized gains/(losses) on futures contracts.....      (1,999)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................     906,431
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (3,636,632)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(3,682,325)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

 Statement of Changes in Net Assets
                                                                                              For the period
                                                                                             May 1, 2002/(a)/
                                                                                                  through
                                                                                             December 31, 2002
                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $     (45,693)
  Net realized gains/(losses) on investments and futures contracts..........................      (4,543,063)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.         906,431
                                                                                               -------------
  Change in net assets resulting from operations............................................      (3,682,325)
                                                                                               -------------
Capital Transactions:
  Proceeds from shares issued...............................................................     172,701,131
  Cost of shares redeemed...................................................................    (139,853,372)
                                                                                               -------------
  Change in net assets resulting from capital transactions..................................      32,847,759
                                                                                               -------------
  Change in net assets......................................................................      29,165,434
                                                                                               -------------
Net Assets:
  Beginning of period.......................................................................              --
                                                                                               -------------
  End of period.............................................................................   $  29,165,434
                                                                                               =============
Share Transactions:
  Issued....................................................................................       7,334,952
  Redeemed..................................................................................      (5,979,265)
                                                                                               -------------
  Change in shares..........................................................................       1,355,687
                                                                                               =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                    For the period
                                                                                   May 1, 2002/(a)/
                                                                                        through
                                                                                   December 31, 2002
                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................    $     30.00
                                                                                      -----------
Investment Activities:
  Net investment income/(loss)....................................................          (0.09)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          (8.40)
                                                                                      -----------
  Total income/(loss) from investment activities..................................          (8.49)
                                                                                      -----------
Net Asset Value, End of Period....................................................    $     21.51
                                                                                      ===========
Total Return......................................................................         (28.30)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $29,165,434
Ratio of expenses to average net assets...........................................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          (0.61)%/(d)/
Ratio of expenses to average net assets*..........................................           2.45%/(d)/
Portfolio turnover................................................................          1,253%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                          ProFund VP Small-Cap Growth

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Small-Cap Growth had a NAV total return of -22.20%*, compared to a return of -19.92% for the unmanaged S&P SmallCap 600/BARRA Growth Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index. The S&P SmallCap 600/BARRA Growth Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P SmallCap 600/BARRA Growth Index that have high price-to-book ratios.

   For the fiscal year, the ProFund VP Small-Cap Growth achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P SmallCap 600/BARRA Growth Index (1.00 equals perfect correlation).

   The performance of the S&P SmallCap 600/BARRA Growth Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P SmallCap 600/BARRA Growth Index or any of the companies included in the S&P SmallCap 600/BARRA Growth Index.

                                    [CHART]

Value of a $10,000 Investment

           ProFund VP Small-Cap Growth    S&P SmallCap 600/BARRA Growth
           ---------------------------    -----------------------------
  5/1/02           $10,000                         $10,000
 6/30/02             8,883                           8,949
 9/30/02             7,443                           7,628
12/31/02             7,780                           8,008


---------------------------------------------
     Aggregate Total Return
         as of 12/31/02
---------------------------------------------
                     Since Inception (5/1/02)
---------------------------------------------
VP Small-Cap Growth           (22.20)%



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Small-Cap Growth is measured against the S&P SmallCap 600/BARRA Growth Index, an unmanaged index generally representative of the performance of small sized companies with high price-to-book ratios as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             Growth                             December 31, 2002

            Common Stocks (99.6%)
                                                   Shares    Value
                                                   ------ -----------
           4Kids Entertainment, Inc.*.............  1,848 $    40,804
           Accredo Health, Inc.*..................  6,777     238,872
           Advanced Energy Industries, Inc.*......  4,620      58,766
           Advanced Marketing Services, Inc.......  2,772      40,748
           Advanced Medical Optics, Inc.*.........  4,312      51,615
           ADVO, Inc.*............................  3,080     101,116
           Alliant Techsystems, Inc.*.............  5,544     345,669
           American Italian Pasta Co.*............  2,772      99,737
           AMERIGROUP Corp.*......................  3,080      93,355
           AmSurg Corp.*..........................  3,080      62,924
           ANSYS, Inc.*...........................  2,156      43,551
           Applebee's International, Inc..........  8,316     192,856
           Arbitron, Inc.*........................  4,312     144,452
           Argosy Gaming Co.*.....................  4,312      81,626
           Arkansas Best Corp.*...................  3,696      96,026
           ArthroCare Corp.*......................  3,080      30,338
           ATMI, Inc.*............................  4,620      85,562
           Avid Technology, Inc.*.................  4,004      91,892
           Baldor Electric Co.....................  4,928      97,328
           BARRA, Inc.*...........................  3,080      93,416
           BEI Technologies, Inc..................  2,156      24,126
           Biosite Diagnostics, Inc.*.............  2,156      73,347
           Boston Communications Group, Inc.*.....  2,464      31,317
           Boston Private Financial Holdings, Inc.  3,388      67,286
           Brady Corp.--Class A...................  3,388     112,990
           Cabot Oil & Gas Corp...................  4,620     114,484
           CACI International, Inc.--Class A*.....  4,312     153,679
           Cal Dive International, Inc.*..........  5,544     130,284
           CARBO Ceramics, Inc....................  2,156      72,657
           Catapult Communications Corp.*.........  1,848      22,084
           CEC Entertainment, Inc.*...............  4,004     122,923
           Cephalon, Inc.*........................  8,008     389,733
           Cerner Corp.*..........................  5,236     163,677
           Champion Enterprises, Inc.*............  7,392      21,067
           Chico's FAS, Inc.*..................... 12,320     232,972
           Chittenden Corp........................  4,620     117,718
           Christopher & Banks Corp.*.............  3,696      76,692
           Clarcor, Inc...........................  3,696     119,270
           Coca-Cola Bottling Co..................  1,232      79,476
           Cognex Corp.*..........................  6,468     119,205
           Community First Bankshares, Inc........  5,852     154,844
           Concord Communications, Inc.*..........  2,464      22,151
           Cooper Cos., Inc.......................  4,620     115,592
           Corinthian Colleges, Inc.*.............  6,468     244,878
           Cost Plus, Inc.*.......................  3,080      88,304
           Coventry Health Care, Inc.*............  8,932     259,297
           Cullen/Frost Bankers, Inc..............  7,392     241,718
           Cuno, Inc.*............................  2,464      81,608
           Cymer, Inc.*...........................  4,928     158,927
           Delta & Pine Land Co...................  5,544     113,153
           Diagnostic Products Corp...............  4,312     166,530
           DIANON Systems, Inc.*..................  1,848      88,168
           Dime Community Bancshares, Inc.........  3,696      70,778
           Dionex Corp.*..........................  3,080      91,507
           DRS Technologies, Inc.*................  3,080      96,496
           East-West Bancorp, Inc.................  3,388     122,239
           EDO Corp...............................  2,772      57,602
           Engineered Support Systems, Inc........  2,464      90,330
           Enzo Biochem, Inc.*....................  4,312      60,368
           Essex Property Trust, Inc..............  2,772     140,956

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Ethan Allen Interiors, Inc...........  5,852 $   201,133
            Evergreen Resources, Inc.*...........  2,772     124,324
            FactSet Research Systems, Inc........  4,928     139,314
            Fair, Isaac & Co., Inc...............  7,392     315,639
            Filenet Corp.*.......................  5,236      63,879
            First BanCorp........................  5,852     132,255
            First Midwest Bancorp, Inc...........  7,084     189,214
            FLIR Systems, Inc.*..................  2,464     120,243
            Florida Rock Industries, Inc.........  4,312     164,072
            Forward Air Corp.*...................  3,080      59,783
            Fossil, Inc.*........................  6,776     137,824
            Fred's, Inc..........................  3,696      94,987
            Frontier Oil Corp....................  4,004      68,949
            G & K Services, Inc..................  3,080     109,035
            Genesco, Inc.*.......................  3,080      57,380
            Georgia Gulf Corp....................  4,620     106,907
            Global Payments, Inc.................  5,544     177,464
            Graco, Inc...........................  7,084     202,957
            Gymboree Corp.*......................  4,312      68,388
            Haemonetics Corp.*...................  3,696      79,316
            Hancock Fabrics, Inc.................  2,772      42,273
            Harland (John H.) Co.................  4,312      95,425
            Harman International Industries, Inc.  4,928     293,216
            Harmonic, Inc.*......................  8,932      20,544
            Heartland Express, Inc.*.............  7,392     169,358
            Helix Technology Corp................  4,004      44,845
            Hilb, Rogal & Hamilton Co............  4,312     176,361
            Hot Topic, Inc.*.....................  4,620     105,706
            Hudson United Bancorp................  6,776     210,734
            Hydril Co.*..........................  3,388      79,855
            Hyperion Solutions Corp.*............  4,928     126,502
            ICU Medical, Inc.*...................  2,156      80,419
            IDEX Corp............................  4,928     161,146
            IDEXX Laboratories, Inc.*............  4,928     161,885
            INAMED Corp.*........................  3,080      94,864
            Inter-Tel, Inc.......................  3,696      77,283
            Intermagnetics General Corp.*........  2,464      48,393
            Invacare Corp........................  4,620     153,846
            Itron, Inc.*.........................  3,080      59,044
            ITT Educational Services, Inc.*......  6,776     159,575
            J. Jill Group, Inc.*.................  2,772      38,753
            K-Swiss, Inc.--Class A...............  2,772      60,180
            Keithley Instruments, Inc............  2,464      30,800
            Knight Transportation, Inc.*.........  5,544     116,424
            Kopin Corp.*......................... 10,164      39,843
            Kroll, Inc.*.........................  5,852     111,656
            Kronos, Inc.*........................  2,772     102,536
            Kulicke & Soffa Industries, Inc.*....  7,392      42,282
            La-Z-Boy, Inc........................  8,624     206,804
            Labor Ready, Inc.*...................  6,160      39,547
            Landstar System, Inc.*...............  2,464     143,799
            Libbey, Inc..........................  2,156      56,056
            Lindsay Manufacturing Co.............  1,848      39,547
            Macdermid, Inc.......................  4,620     105,567
            Manhattan Associates, Inc.*..........  4,312     102,022
            Manitowoc Co.........................  4,004     102,102
            Maximus, Inc.*.......................  3,080      80,388
            Medicis Pharmaceutical Corp.*........  4,004     198,879
            MemberWorks, Inc.*...................  1,848      33,227
            Mentor Corp..........................  3,388     130,438

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             Growth                             December 31, 2002

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Mercury Computer Systems, Inc.*.....  3,080 $    94,002
            MGI Pharma, Inc.*...................  3,696      26,796
            Micros Systems, Inc.*...............  2,464      55,243
            Mid Atlantic Medical Services, Inc.*  6,776     219,542
            Midway Games, Inc.*.................  6,776      28,256
            MRO Software, Inc.*.................  3,696      44,888
            NBTY, Inc.*.........................  9,856     173,268
            NDCHealth Corp......................  5,236     104,196
            New England Business Services, Inc..  1,848      45,091
            New Jersey Resources Corp...........  4,004     126,486
            Newfield Exploration Co.*...........  7,700     277,585
            Noven Pharmaceuticals, Inc.*........  3,388      31,271
            NVR, Inc.*..........................  1,232     401,016
            O'Reilly Automotive, Inc.*..........  7,700     194,733
            OshKosh B'Gosh, Inc.--Class A.......  1,848      51,836
            Oshkosh Truck Corp..................  2,464     151,536
            Owens & Minor, Inc..................  4,928      80,918
            P.F. Chang's China Bistro, Inc.*....  3,696     134,165
            Pacific Sunwear of California, Inc.*  7,392     130,764
            Panera Bread Co.*...................  4,312     150,101
            Patina Oil & Gas Corp...............  4,004     126,727
            Performance Food Group Co.*.........  6,776     230,105
            Pharmaceutical Product Development,
             Inc.*..............................  8,008     234,394
            Philadelphia Suburban Corp.......... 10,164     209,378
            Photon Dynamics, Inc.*..............  2,464      56,179
            Plains Resources, Inc.*.............  3,388      40,148
            Planar Systems, Inc.*...............  2,156      44,478
            Pogo Producing Co...................  8,932     332,716
            Polaris Industries, Inc.............  3,388     198,536
            Power Integrations, Inc.*...........  4,312      73,304
            Prima Energy Corp.*.................  1,848      41,321
            Priority Healthcare Corp.--Class B*.  6,468     150,058
            Progress Software Corp.*............  4,928      63,818
            QRS Corp.*..........................  2,464      16,262
            Quaker Chemical Corp................  1,232      28,582
            Quiksilver, Inc.*...................  3,388      90,325
            Radiant Systems, Inc.*..............  4,004      38,559
            Rainbow Technologies, Inc.*.........  4,004      28,709
            Regeneron Pharmaceuticals, Inc.*....  6,468     119,723
            Regis Corp..........................  6,468     168,103
            Remington Oil & Gas Corp.*..........  4,004      65,706
            Renal Care Group, Inc.*.............  7,084     224,138
            ResMed, Inc.*.......................  4,620     141,233
            Respironics, Inc.*..................  4,928     149,964
            Roadway Corp........................  2,772     102,037
            Rogers Corp.*.......................  2,464      54,824
            Roper Industries, Inc...............  4,620     169,092
            Ruby Tuesday, Inc...................  9,548     165,085
            Rudolph Technologies, Inc.*.........  2,464      47,210
            SCP Pool Corp.*.....................  3,388      98,930
            SERENA Software, Inc.*..............  5,852      92,403
            Shuffle Master, Inc.*...............  2,772      52,973
            Sierra Health Services, Inc.*.......  4,312      51,787
            Simpson Manufacturing Co., Inc.*....  3,696     121,598
            Sonic Corp.*........................  5,852     119,907
            Southwest Bancorp of Texas, Inc.*...  4,928     141,976
            St. Mary Land & Exploration Co......  4,004     100,100
            StarTek, Inc.*......................  2,156      59,506
            Sterling Bancshares, Inc............  6,468      79,039

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          SurModics, Inc.*.........................  2,464 $    70,668
          Sybron Dental Special, Inc.*.............  5,544      82,328
          Take-Two Interactive Software, Inc.*.....  5,544     130,229
          Techne Corp.*............................  6,160     175,980
          Teledyne Technologies, Inc.*.............  4,620      72,442
          The Children's Place Retail Stores, Inc.*  4,004      42,603
          The Scotts Company--Class A*.............  4,312     211,460
          Thor Industries, Inc.....................  4,312     148,462
          THQ, Inc.*...............................  5,852      77,539
          Too, Inc.*...............................  4,928     115,907
          Toro Co..................................  1,848     118,087
          Trimble Navigation, Ltd.*................  4,312      53,857
          TrustCo Bank Corp. NY.................... 10,780     116,208
          UCBH Holdings, Inc.......................  3,080     130,746
          UGI Corp.................................  4,004     149,710
          Ultimate Electronics, Inc.*..............  2,156      21,883
          United Bankshares, Inc...................  6,160     179,016
          United Natural Foods, Inc.*..............  2,772      70,270
          Valmont Industries, Inc..................  3,388      65,727
          Varian Semiconductor Equipment
           Associates, Inc.*.......................  4,928     117,095
          Vital Signs, Inc.........................  1,848      55,218
          Wabash National Corp.*...................  3,696      30,972
          Waste Connections, Inc.*.................  4,004     154,594
          Watson Wyatt & Co. Holdings *............  4,928     107,184
          WD-40 Co.................................  2,464      65,099
          Werner Enterprises, Inc..................  9,548     205,568
          Wet Seal, Inc.--Class A*.................  4,620      49,716
          Winnebago Industries, Inc................  2,772     108,746
          Wintrust Financial Corp..................  2,464      77,172
          WMS Industries, Inc.*....................  4,620      69,208
          X-Rite, Inc..............................  3,080      21,529
          Yellow Corp.*............................  4,312     108,624
          Zebra Technologies Corp.*................  4,620     264,726
                                                           -----------
          TOTAL COMMON STOCKS......................         23,875,472
                                                           -----------
          TOTAL INVESTMENTS
           (Cost $22,447,095)/(a)/--99.6%..........         23,875,472
          Net other assets/(liabilities)--0.4%.....             92,159
                                                           -----------
          NET ASSETS--100.0%.......................        $23,967,631
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $28,222,214 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $5,775,119. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,578,902
                   Unrealized depreciation.....  (5,925,644)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(4,346,742)
                                                ===========

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             Growth                             December 31, 2002


At December 31, 2002, the following futures contracts purchased were outstanding:

                                                          Unrealized
                                              Contracts Gains/(Losses)
                                              --------- --------------
          E-mini Russell 2000 Future Contract
           expiring March 2003 (Underlying
           face amount at value $76,400).....     2        $(2,089)

The ProFund VP Small-Cap Growth's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.4%
                     Aerospace/Defense................ 2.7%
                     Agriculture...................... 0.5%
                     Apparel.......................... 1.2%
                     Auto Manufacturers............... 0.7%
                     Banks............................ 8.2%
                     Beverages........................ 0.3%
                     Biotechnology.................... 0.8%
                     Building Materials............... 1.2%
                     Chemicals........................ 1.0%
                     Commercial Services.............. 5.2%
                     Computers........................ 3.0%
                     Distribution/Wholesale........... 0.9%
                     Electrical Components & Equipment 0.4%
                     Electronics...................... 3.5%
                     Entertainment.................... 0.5%
                     Environmental Control............ 0.6%
                     Food............................. 1.7%
                     Gas.............................. 1.2%
                     Hand/Machine Tools............... 0.4%
                     Healthcare--Products............. 7.5%
                     Healthcare--Services............. 4.2%
                     Home Builders.................... 2.2%
                     Home Furnishings................. 2.9%
                     Household Products/Wares......... 2.3%
                     Housewares....................... 0.7%
                     Insurance........................ 0.7%
                     Internet......................... 0.1%
                     Leisure Time..................... 1.8%
                     Machinery--Diversified........... 3.7%
                     Manufacturing.................... 1.5%
                     Media............................ 0.2%
                     Metal Fabricate/Hardware......... 0.3%
                     Oil & Gas........................ 5.2%
                     Oil & Gas Services............... 1.1%
                     Pharmaceuticals.................. 5.0%
                     Pipelines........................ 0.2%
                     Real Estate Investment Trust..... 0.6%
                     Retail........................... 9.9%
                     Savings & Loans.................. 0.3%
                     Semiconductors................... 1.9%
                     Software......................... 7.1%
                     Telecommunications............... 0.2%
                     Textiles......................... 0.5%
                     Transportation................... 4.2%
                     Water............................ 0.9%
                     Other............................ 0.4%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $22,447,095)........... $23,875,472
         Cash...............................................     166,227
         Dividends and interest receivable..................      19,688
         Receivable for investments sold....................   9,996,688
                                                             -----------
          Total Assets......................................  34,058,075
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................  10,016,980
         Advisory fees payable..............................      26,781
         Management services fees payable...................       4,891
         Administration fees payable........................       1,607
         Administrative services fees payable...............      16,304
         Distribution fees payable..........................       8,152
         Other accrued expenses.............................      15,729
                                                             -----------
          Total Liabilities.................................  10,090,444
                                                             -----------
       Net Assets........................................... $23,967,631
                                                             ===========
       Net Assets consist of:
         Capital............................................ $28,813,294
         Accumulated net realized gains/(losses) on
          investments and futures contracts.................  (6,271,951)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................   1,426,288
                                                             -----------
       Net Assets........................................... $23,967,631
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,026,905
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.34
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    61,867
        Interest.............................................         710
                                                              -----------
         Total Investment Income.............................      62,577
                                                              -----------
      Expenses:
        Advisory fees........................................      73,214
        Management services fees.............................      14,643
        Administration fees..................................       4,010
        Administrative services fees.........................      48,809
        Distribution fees....................................      24,405
        Custody fees.........................................      23,159
        Fund accounting fees.................................       9,493
        Transfer agent fees..................................       5,623
        Other fees...........................................      10,701
                                                              -----------
         Total Expenses before reductions....................     214,057
         Less Expenses reduced by the Investment
          Advisor............................................     (20,779)
                                                              -----------
         Net Expenses........................................     193,278
                                                              -----------
      Net Investment Income/(Loss)...........................    (130,701)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Futures Contracts:
        Net realized gains/(losses) on investments...........  (6,269,952)
        Net realized gains/(losses) on futures contracts.....      (1,999)
        Change in net unrealized appreciation/(depreciation)
         on investments and futures contracts................   1,426,288
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and futures contracts..................  (4,845,663)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,976,364)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

 Statement of Changes in Net Assets
                                                                                              For the period
                                                                                             May 1, 2002/(a)/
                                                                                                  through
                                                                                             December 31, 2002
                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $    (130,701)
  Net realized gains/(losses) on investments and futures contracts..........................      (6,271,951)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.       1,426,288
                                                                                               -------------
  Change in net assets resulting from operations............................................      (4,976,364)
                                                                                               -------------
Capital Transactions:
  Proceeds from shares issued...............................................................     201,302,155
  Cost of shares redeemed...................................................................    (172,358,160)
                                                                                               -------------
  Change in net assets resulting from capital transactions..................................      28,943,995
                                                                                               -------------
  Change in net assets......................................................................      23,967,631
Net Assets:
  Beginning of period.......................................................................              --
                                                                                               -------------
  End of period.............................................................................   $  23,967,631
                                                                                               =============
Share Transactions:
  Issued....................................................................................       8,478,539
  Redeemed..................................................................................      (7,451,634)
                                                                                               -------------
  Change in shares..........................................................................       1,026,905
                                                                                               =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth


  Financial Highlights
 Selected data for a share of beneficial interest
 outstanding throughout the period indicated.
                                                          For the period
                                                         May 1, 2002/(a)/
                                                              through
                                                         December 31, 2002
                                                         -----------------
 Net Asset Value, Beginning of Period...................    $     30.00
                                                            -----------
 Investment Activities:
  Net investment income/(loss)..........................          (0.21)/(b)/
  Net realized and unrealized gains/(losses) on
    investments and futures contracts...................          (6.45)
                                                            -----------
  Total income/(loss) from investment activities........          (6.66)
                                                            -----------
 Net Asset Value, End of Period.........................    $     23.34
                                                            ===========
 Total Return...........................................         (22.20)%/(c)/
 Ratios/Supplemental Data:
 Net assets, end of year................................    $23,967,631
 Ratio of expenses to average net assets................           1.98%/(d)/
 Ratio of net investment income/(loss) to average net
  assets................................................          (1.34)%/(d)/
 Ratio of expenses to average net assets*...............           2.20%/(d)/
 Portfolio turnover.....................................          1,260%

------
 * Duringthe period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                        ProFund VP U.S. Government Plus

   For the period May 1, 2002 through December 31, 2002, the ProFund VP U.S. Government Plus had a NAV total return of 16.90%*, compared to a return of 12.24% for the most recently issued 30-year U.S. Treasury Bond. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 125% of the daily performance of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

   For the fiscal year, the ProFund VP U.S. Government Plus achieved an average daily statistical correlation of over 0.99 to 125% of the daily performance of the most recently issued 30-year U.S. Treasury Bond (1.00 equals perfect correlation).

   The performance of the most recently issued 30-year U.S. Treasury Bond was influenced, during the fiscal year, by a generally weak economy and short-term interest rates, which reached a 41-year low.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

                                    [CHART]

Value of a $10,000 Investment

           ProFund VP U.S. Government Plus  30-year U.S. Treasury Bond
           -------------------------------  --------------------------
  5/1/02            $10,000                        $10,000
 6/30/02             10,162                         10,167
 9/30/02             11,910                         11,402
12/31/02             11,690                         11,224

--------------------------------------------------
Aggregate Total Return
as of 12/31/02
--------------------------------------------------
                          Since Inception (5/1/02)
--------------------------------------------------
VP U.S. Government Plus            16.90%



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from 5/1/02 to 12/31/02.

   The performance of the ProFund VP U.S. Government Plus is measured against the most recent price movement of the most recently issued 30-year U.S. Treasury Bond. The price movement of the 30-year U.S. Treasury Bond does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP U.S.                          Investments
             Government Plus                    December 31, 2002

          Federal Home Loan Bank (18.9%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $23,550,000 $23,549,346
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              23,549,346
                                                            -----------
          Federal Home Loan Mortgage Corporation (18.9%)
         Federal Home Loan Mortgage
          Corporation, 0.50%, 01/02/03.........  23,550,000  23,549,346
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.................              23,549,346
                                                            -----------
          Federal National Mortgage Association (18.9%)
         Federal National Mortgage Association,
          0.50%, 01/02/03......................  23,550,000  23,549,346
                                                            -----------
         TOTAL FEDERAL NATIONAL
          MORTGAGE ASSOCIATION.................              23,549,346
                                                            -----------
          U.S. Treasury Obligations (27.2%)
         U.S. Treasury Bills:
          0.51%, 01/02/03......................  23,550,000  23,549,999
                                                            -----------
         U.S. Treasury Bonds:
          4.79%, 02/15/31......................   9,670,000  10,546,344
                                                            -----------
         TOTAL U.S. TREASURY
          OBLIGATIONS..........................              34,096,343
                                                            -----------

         Repurchase Agreement (18.8%)
                                                Principal
                                                 Amount        Value
                                               ----------- ------------
        State Street Bank, 0.95%, 01/02/03,
         dated 12/31/02, with maturity value
         of $23,549,243 (Fully collateralized
         by a Federal Home Loan Mortgage
         Corporation Security)................ $23,548,000 $ 23,548,000
                                                           ------------
        TOTAL REPURCHASE
         AGREEMENT............................               23,548,000
                                                           ------------
        TOTAL INVESTMENTS
         (Cost $127,407,142)/(a)/--102.7%.....              128,292,381
        Net other assets/(liabilities)--(2.7)%               (3,364,037)
                                                           ------------
        NET ASSETS--100.0%....................             $124,928,344
                                                           ============

------
/(a)/Cost for federal income taxes is $127,458,346 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $51,204. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

              Unrealized appreciation................... $886,220
              Unrealized depreciation...................  (52,185)
                                                         --------
              Net unrealized appreciation/(depreciation) $834,035
                                                         ========


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $103,859,142).......... $104,744,381
        Repurchase agreement, at amortized cost............   23,548,000
                                                            ------------
         Total Investments.................................  128,292,381
        Cash...............................................        1,009
        Interest receivable................................      196,945
        Receivable for capital shares issued...............        4,379
                                                            ------------
         Total Assets......................................  128,494,714
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    3,091,170
        Unrealized depreciation on swap contracts..........      383,232
        Advisory fees payable..............................       18,201
        Management services fees payable...................        5,460
        Administration fees payable........................        1,800
        Administrative services fees payable...............       18,201
        Distribution fees payable..........................        9,100
        Other accrued expenses.............................       39,206
                                                            ------------
         Total Liabilities.................................    3,566,370
                                                            ------------
      Net Assets........................................... $124,928,344
                                                            ============
      Net Assets consist of:
        Capital............................................ $120,515,019
        Accumulated net investment income/(loss)...........       (4,927)
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................    3,916,245
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................      502,007
                                                            ------------
      Net Assets........................................... $124,928,344
                                                            ============
        Shares of Beneficial Interest Outstanding..........    3,661,862
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      34.12
                                                            ============

        Statement of Operations
               For the period May 1, 2002/(a)/ through December 31, 2002
       Investment Income:
         Interest............................................. $  866,440
                                                               ----------
       Expenses:
         Advisory fees........................................    190,741
         Management services fees.............................     57,223
         Administration fees..................................     10,263
         Administrative services fees.........................    190,741
         Distribution fees....................................     95,371
         Custody fees.........................................     27,738
         Fund accounting fees.................................     21,577
         Transfer agent fees..................................     20,889
         Other fees...........................................     36,950
                                                               ----------
          Total Expenses......................................    651,493
                                                               ----------
       Net Investment Income/(Loss)...........................    214,947
                                                               ----------
       Realized and Unrealized Gains/(Losses) on
        Investments, Futures Contracts and Swap
        Contracts:
         Net realized gains/(losses) on investments...........    193,941
         Net realized gains/(losses) on futures contracts and
          swap contracts......................................  5,018,990
         Change in net unrealized appreciation/(depreciation)
          on investments and swap contracts...................    502,007
                                                               ----------
          Net realized and unrealized gains/(losses) on
           investments, futures contracts and swap
           contracts..........................................  5,714,938
                                                               ----------
       Change in Net Assets Resulting from Operations......... $5,929,885
                                                               ==========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus


 Statement of Changes in Net Assets
                                                                                           For the period
                                                                                          May 1, 2002/(a)/
                                                                                               through
                                                                                          December 31, 2002
                                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     214,947
  Net realized gains/(losses) on investments, futures contracts and swap contracts.......       5,212,931
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         502,007
                                                                                            -------------
  Change in net assets resulting from operations.........................................       5,929,885
                                                                                            -------------
Distributions to Shareholders From:
  Net investment income..................................................................      (1,531,855)
                                                                                            -------------
  Change in net assets resulting from distributions......................................      (1,531,855)
                                                                                            -------------
Capital Transactions:
  Proceeds from shares issued............................................................     422,970,722
  Dividends reinvested...................................................................       1,530,541
  Cost of shares redeemed................................................................    (303,970,949)
                                                                                            -------------
  Change in net assets resulting from capital transactions...............................     120,530,314
                                                                                            -------------
  Change in net assets...................................................................     124,928,344
Net Assets:
  Beginning of period....................................................................              --
                                                                                            -------------
  End of period..........................................................................   $ 124,928,344
                                                                                            =============
Share Transactions:
  Issued.................................................................................      12,910,778
  Reinvested.............................................................................          45,993
  Redeemed...............................................................................      (9,294,909)
                                                                                            -------------
  Change in shares.......................................................................       3,661,862
                                                                                            =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                                    For the period
                                                                                                   May 1, 2002/(a)/
                                                                                                        through
                                                                                                   December 31, 2002
                                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................................   $      30.00
                                                                                                     ------------
Investment Activities:
  Net investment income/(loss)....................................................................          0.12 /(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.           4.89
                                                                                                     ------------
  Total income/(loss) from investment activities..................................................           5.01
                                                                                                     ------------
Distributions to Shareholders From:
  Net investment income...........................................................................          (0.89)
                                                                                                     ------------
Net Asset Value, End of Period....................................................................   $      34.12
                                                                                                     ============
Total Return......................................................................................          16.90%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................   $124,928,344
Ratio of expenses to average net assets...........................................................           1.71%/(d)/
Ratio of net investment income/(loss) to average net assets.......................................           0.56%/(d)/
Portfolio turnover................................................................................            269%

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Bull Plus

   For the year ended December 31, 2002, the ProFund VP Bull Plus had a NAV total return of -36.11%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bull Plus achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment

              ProFund VP Bull Plus   S&P 500
              --------------------   --------
       1/01          $10,000         $10,000
       3/01            7,933           8,641
       6/01            8,500           9,118
       9/01            6,590           7,751
      12/01            7,570           8,549
       3/02            7,510           8,544
       6/02            5,960           7,371
       9/02            4,357           6,071
      12/02            4,837           6,552
--------------------------------------------------
           Average Annual Total Return
                  as of 12/31/02
--------------------------------------------------
                                   Since
                                 Inception
               1 Year            (1/22/01)
--------------------------------------------------
VP Bull Plus  (36.11)%            (31.23)%
--------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull Plus from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Bull Plus is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

              Common Stocks (84.7%)
                                                Shares    Value
                                                ------ -----------
             3M Co.............................  1,716 $   211,583
             Abbott Laboratories...............  6,908     276,320
             ACE, Ltd..........................  1,166      34,210
             ADC Telecommunications, Inc.*.....  3,520       7,357
             Adobe Systems, Inc................  1,034      25,644
             Advanced Micro Devices, Inc.*.....  1,518       9,806
             AES Corp.*........................  2,398       7,242
             Aetna, Inc........................    660      27,139
             AFLAC, Inc........................  2,288      68,915
             Agilent Technologies, Inc.*.......  2,068      37,140
             Air Products & Chemicals, Inc.....  1,012      43,263
             Alberto-Culver Co.--Class B.......    264      13,306
             Albertson's, Inc..................  1,672      37,219
             Alcoa, Inc........................  3,740      85,198
             Allegheny Energy, Inc.............    550       4,158
             Allegheny Technologies, Inc.......    352       2,193
             Allergan, Inc.....................    572      32,959
             Allied Waste Industries, Inc.*....    880       8,800
             Allstate Corp.....................  3,102     114,743
             Alltel Corp.......................  1,386      70,686
             Altera Corp.*.....................  1,694      20,887
             Ambac Financial Group, Inc........    462      25,983
             Amerada Hess Corp.................    396      21,800
             Ameren Corp.......................    682      28,351
             American Electric Power, Inc......  1,496      40,886
             American Express Co...............  5,808     205,313
             American Greetings Corp.--Class A*    286       4,519
             American International Group, Inc. 11,528     666,895
             American Power Conversion Corp.*..    858      12,999
             American Standard Cos.*...........    330      23,476
             AmerisourceBergen Corp............    462      25,091
             Amgen, Inc.*......................  5,698     275,441
             AMR Corp.*........................    682       4,501
             AmSouth Bancorp...................  1,562      29,990
             Anadarko Petroleum Corp...........  1,100      52,690
             Analog Devices*...................  1,606      38,335
             Andrew Corp.*.....................    440       4,523
             Anheuser-Busch Cos., Inc..........  3,784     183,146
             Anthem, Inc.*.....................    616      38,746
             AOL-Time Warner, Inc.*............ 19,756     258,804
             AON Corp..........................  1,364      25,766
             Apache Corp.......................    638      36,360
             Apollo Group, Inc.--Class A*......    770      33,880
             Apple Computer, Inc.*.............  1,584      22,699
             Applera Corp.--Applied Biosystems
              Group............................    924      16,207
             Applied Materials, Inc.*..........  7,282      94,884
             Applied Micro Circuits Corp.*.....  1,342       4,952
             Archer-Daniels-Midland Co.........  2,860      35,464
             Ashland, Inc......................    308       8,787
             AT&T Corp.........................  3,410      89,035
             AT&T Wireless Services, Inc.*..... 11,968      67,619
             Autodesk, Inc.....................    506       7,236
             Automatic Data Processing, Inc....  2,640     103,620
             AutoZone, Inc.*...................    440      31,086
             Avaya, Inc.*......................  1,606       3,935
             Avery Dennison Corp...............    484      29,563
             Avon Products, Inc................  1,034      55,702
             Baker Hughes, Inc.................  1,474      47,448
             Ball Corp.........................    242      12,388

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Bank of America Corp................  6,622 $   460,692
            Bank of New York Co., Inc...........  3,212      76,960
            Bank One Corp.......................  5,148     188,159
            Bard (C.R.), Inc....................    220      12,760
            Bausch & Lomb, Inc..................    242       8,712
            Baxter International, Inc...........  2,618      73,304
            BB&T Corp...........................  2,112      78,123
            Bear Stearns Cos., Inc..............    418      24,829
            Becton, Dickinson & Co..............  1,144      35,109
            Bed Bath & Beyond, Inc.*............  1,298      44,820
            BellSouth Corp......................  8,228     212,858
            Bemis Co., Inc......................    242      12,010
            Best Buy Co., Inc.*.................  1,430      34,535
            Big Lots, Inc.*.....................    506       6,694
            Biogen, Inc.*.......................    660      26,440
            Biomet, Inc.........................  1,144      32,787
            BJ Services Co.*....................    704      22,746
            Black & Decker Corp.................    352      15,097
            Block H & R, Inc....................    792      31,838
            BMC Software, Inc.*.................  1,034      17,692
            Boeing Co...........................  3,718     122,656
            Boise Cascade Corp..................    264       6,658
            Boston Scientific Corp.*............  1,804      76,706
            Bristol-Myers Squibb Co.............  8,558     198,118
            Broadcom Corp.--Class A*............  1,210      18,223
            Brown-Forman Corp...................    308      20,131
            Brunswick Corp......................    396       7,865
            Burlington Northern Santa Fe Corp...  1,672      43,489
            Burlington Resources, Inc...........    880      37,532
            Calpine Corp.*......................  1,672       5,451
            Campbell Soup Co....................  1,804      42,340
            Capital One Financial Corp..........    990      29,423
            Cardinal Health, Inc................  1,958     115,894
            Carmax, Inc.*.......................    229       4,095
            Carnival Corp.......................  2,596      64,770
            Caterpillar, Inc....................  1,518      69,403
            Cendant Corp.*......................  4,576      47,956
            CenterPoint Energy, Inc.............  1,342      11,407
            Centex Corp.........................    264      13,252
            CenturyTel, Inc.....................    638      18,744
            Charter One Financial, Inc..........    990      28,443
            ChevronTexaco Corp..................  4,730     314,450
            Chiron Corp.*.......................    836      31,434
            Chubb Corp..........................    748      39,046
            CIENA Corp.*........................  1,914       9,838
            CIGNA Corp..........................    616      25,330
            Cincinnati Financial Corp...........    704      26,435
            Cinergy Corp........................    748      25,223
            Cintas Corp.........................    748      34,221
            Circuit City Stores, Inc............    924       6,856
            Cisco Systems, Inc.*................ 31,944     418,466
            Citigroup, Inc...................... 22,704     798,953
            Citizens Communications Co.*........  1,254      13,230
            Citrix Systems, Inc.*...............    748       9,215
            Clear Channel Communications, Inc. *  2,706     100,907
            Clorox Co...........................    968      39,929
            CMS Energy Corp.....................    638       6,023
            Coca-Cola Co........................ 10,956     480,091
            Coca-Cola Enterprises, Inc..........  1,980      43,006
            Colgate-Palmolive Co................  2,376     124,574

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Comcast Corp.--Class A*................ 10,304 $   242,865
           Comcast Corp.--Special Class A*........  5,012     113,221
           Comerica, Inc..........................    770      33,295
           Computer Associates International, Inc.  2,530      34,155
           Computer Sciences Corp.*...............    748      25,769
           Compuware Corp.*.......................  1,672       8,026
           Comverse Technology, Inc.*.............    836       8,377
           ConAgra Foods, Inc.....................  2,376      59,424
           Concord EFS, Inc.*.....................  2,244      35,321
           ConocoPhillips.........................  2,992     144,783
           Consolidated Edison, Inc...............    946      40,508
           Constellation Energy Group, Inc........    726      20,197
           Convergys Corp.*.......................    770      11,666
           Cooper Industries, Ltd.--Class A.......    418      15,236
           Cooper Tire & Rubber Co................    330       5,062
           Coors (Adolph) Co.--Class B............    154       9,433
           Corning, Inc.*.........................  5,082      16,821
           Costco Wholesale Corp.*................  2,024      56,793
           Countrywide Credit Industries, Inc.....    550      28,408
           Crane Co...............................    264       5,262
           CSX Corp...............................    946      26,781
           Cummins, Inc...........................    176       4,951
           CVS Corp...............................  1,738      43,398
           Dana Corp..............................    660       7,762
           Danaher Corp...........................    682      44,807
           Darden Restaurants, Inc................    748      15,297
           Deere & Co.............................  1,056      48,418
           Del Monte Foods Co.*...................    602       4,639
           Dell Computer Corp.*................... 11,440     305,906
           Delphi Automotive Systems Corp.........  2,464      19,835
           Delta Air Lines, Inc...................    550       6,655
           Deluxe Corp............................    264      11,114
           Devon Energy Corp......................    682      31,304
           Dillard's, Inc.--Class A...............    374       5,932
           Dollar General Corp....................  1,474      17,614
           Dominion Resources, Inc................  1,364      74,884
           Donnelley (R.R.) & Sons Co.............    506      11,016
           Dover Corp.............................    902      26,302
           Dow Chemical Co........................  4,026     119,572
           Dow Jones & Co., Inc...................    374      16,168
           DTE Energy Co..........................    748      34,707
           Du Pont (E.I.) de Nemours..............  4,400     186,560
           Duke Energy Corp.......................  3,938      76,948
           Dynegy, Inc.--Class A..................  1,650       1,947
           Eastman Chemical Co....................    352      12,943
           Eastman Kodak Co.......................  1,298      45,482
           Eaton Corp.............................    308      24,058
           eBay, Inc.*............................  1,364      92,507
           Ecolab, Inc............................    572      28,314
           Edison International*..................  1,430      16,946
           El Paso Corp...........................  2,640      18,374
           Electronic Arts, Inc.*.................    616      30,658
           Electronic Data Systems Corp...........  2,112      38,924
           Eli Lilly & Co.........................  4,972     315,722
           EMC Corp.*.............................  9,724      59,705
           Emerson Electric Co....................  1,870      95,090
           Engelhard Corp.........................    572      12,784
           Entergy Corp...........................    990      45,134
           EOG Resources, Inc.....................    506      20,200
           Equifax, Inc...........................    638      14,763

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Equity Office Properties Trust.........  1,826 $    45,613
           Equity Residential Properties Trust....  1,188      29,201
           Exelon Corp............................  1,430      75,460
           Exxon Mobil Corp....................... 29,744   1,039,254
           Family Dollar Stores, Inc..............    770      24,032
           Fannie Mae.............................  4,400     283,052
           Federated Department Stores, Inc.*.....    858      24,676
           FedEx Corp.............................  1,320      71,570
           Fifth Third Bancorp....................  2,552     149,420
           First Data Corp........................  3,322     117,632
           First Tennessee National Corp..........    550      19,767
           FirstEnergy Corp.......................  1,320      43,520
           Fiserv, Inc.*..........................    836      28,382
           Fleet Boston Financial Corp............  4,642     112,801
           Fluor Corp.............................    352       9,856
           Ford Motor Co..........................  8,118      75,497
           Forest Laboratories, Inc.*.............    792      77,790
           Fortune Brands, Inc....................    660      30,697
           FPL Group, Inc.........................    814      48,946
           Franklin Resources, Inc................  1,144      38,988
           Freddie Mac............................  3,080     181,874
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    638      10,706
           Gannett Co., Inc.......................  1,188      85,298
           Gap, Inc...............................  3,916      60,776
           Gateway, Inc.*.........................  1,430       4,490
           General Dynamics Corp..................    880      69,846
           General Electric Co.................... 44,000   1,071,400
           General Mills, Inc.....................  1,628      76,435
           General Motors Corp....................  2,486      91,634
           Genuine Parts Co.......................    770      23,716
           Genzyme Corp.--General Division*.......    946      27,973
           Georgia Pacific Corp...................  1,100      17,776
           Gillette Co............................  4,664     141,599
           Golden West Financial Corp.............    682      48,974
           Goodrich Corp..........................    506       9,270
           Goodyear Tire & Rubber Co..............    770       5,244
           Grainger (W.W.), Inc...................    396      20,414
           Great Lakes Chemical Corp..............    220       5,254
           Guidant Corp.*.........................  1,342      41,401
           Halliburton Co.........................  1,936      36,223
           Harley-Davidson, Inc...................  1,342      62,000
           Harrah's Entertainment, Inc.*..........    484      19,166
           Hartford Financial Services Group, Inc.  1,122      50,972
           Hasbro, Inc............................    770       8,894
           HCA, Inc...............................  2,266      94,039
           Health Management Associates, Inc.--
            Class A...............................  1,056      18,902
           Healthsouth Corp.*.....................  1,760       7,392
           Heinz (H.J.) Co........................  1,562      51,343
           Hercules, Inc.*........................    484       4,259
           Hershey Foods Corp.....................    594      40,059
           Hewlett-Packard Co..................... 13,486     234,117
           Hilton Hotels Corp.....................  1,672      21,251
           Home Depot, Inc........................ 10,274     246,165
           Honeywell International, Inc...........  3,630      87,120
           Household International, Inc...........  2,090      58,123
           Humana, Inc.*..........................    726       7,260
           Huntington Bancshares, Inc.............  1,034      19,346
           Illinois Tool Works, Inc...............  1,364      88,469

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          IMS Health, Inc.........................  1,232 $    19,712
          Ingersoll-Rand Co.--Class A.............    748      32,209
          Intel Corp.............................. 29,282     455,920
          International Business Machines Corp....  7,480     579,699
          International Flavors & Fragrances, Inc.    418      14,672
          International Game Technology*..........    374      28,394
          International Paper Co..................  2,112      73,857
          Interpublic Group of Cos., Inc..........  1,716      24,161
          Intuit, Inc.*...........................    902      42,322
          ITT Industries, Inc.....................    396      24,033
          J.P. Morgan Chase & Co..................  8,822     211,728
          Jabil Circuit, Inc.*....................    880      15,770
          JDS Uniphase Corp.*.....................  6,248      15,433
          Jefferson-Pilot Corp....................    638      24,314
          John Hancock Financial Services, Inc....  1,276      35,600
          Johnson & Johnson....................... 13,134     705,427
          Johnson Controls, Inc...................    396      31,746
          Jones Apparel Group, Inc.*..............    572      20,272
          KB Home.................................    220       9,427
          Kellogg Co..............................  1,804      61,823
          Kerr-McGee Corp.........................    440      19,492
          KeyCorp.................................  1,870      47,012
          KeySpan Corp............................    638      22,483
          Kimberly-Clark Corp.....................  2,266     107,567
          Kinder Morgan, Inc......................    528      22,318
          King Pharmaceuticals, Inc.*.............  1,056      18,153
          KLA-Tencor Corp.*.......................    836      29,569
          Knight Ridder, Inc......................    374      23,656
          Kohls Corp.*............................  1,496      83,701
          Kroger Co.*.............................  3,410      52,685
          Leggett & Platt, Inc....................    858      19,253
          Lexmark International Group, Inc.*......    550      33,275
          Limited, Inc............................  2,310      32,178
          Lincoln National Corp...................    792      25,011
          Linear Technology Corp..................  1,386      35,648
          Liz Claiborne, Inc......................    462      13,698
          Lockheed Martin Corp....................  2,024     116,886
          Loews Corp..............................    814      36,190
          Louisiana-Pacific Corp.*................    462       3,724
          Lowe's Cos., Inc........................  3,454     129,525
          LSI Logic Corp.*........................  1,650       9,521
          Lucent Technologies, Inc.*.............. 15,180      19,127
          Manor Care, Inc.*.......................    418       7,779
          Marathon Oil Corp.......................  1,386      29,508
          Marriott International, Inc.--Class A...  1,056      34,711
          Marsh & McLennan Cos., Inc..............  2,376     109,795
          Marshall & Ilsley Corp..................    968      26,504
          Masco Corp..............................  2,178      45,847
          Mattel, Inc.............................  1,936      37,074
          Maxim Integrated Products, Inc..........  1,408      46,520
          May Department Stores Co................  1,276      29,322
          Maytag Corp.............................    352      10,032
          MBIA, Inc...............................    638      27,983
          MBNA Corp...............................  5,654     107,539
          McDermott International, Inc.*..........    286       1,253
          McDonald's Corp.........................  5,610      90,209
          McGraw-Hill Cos., Inc...................    858      51,858
          McKesson Corp...........................  1,298      35,085
          MeadWestvaco Corp.......................    880      21,745
          MedImmune, Inc.*........................  1,100      29,887

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Medtronic, Inc.......................  5,390 $   245,784
            Mellon Financial Corp................  1,914      49,975
            Merck & Co., Inc.....................  9,922     561,683
            Mercury Interactive Corp.*...........    374      11,089
            Meredith Corp........................    220       9,044
            Merrill Lynch & Co., Inc.............  5,104     193,697
            MetLife, Inc.........................  3,102      83,878
            MGIC Investment Corp.................    440      18,172
            Micron Technology, Inc.*.............  2,684      26,142
            Microsoft Corp.*..................... 23,628   1,221,567
            Millipore Corp.......................    220       7,480
            Mirant Corp.*........................  1,782       3,368
            Molex, Inc...........................    858      19,768
            Monsanto Co..........................  1,166      22,446
            Moody's Corp.........................    660      27,251
            Morgan Stanley Dean Witter & Co......  4,796     191,456
            Motorola, Inc........................ 10,164      87,919
            Nabors Industries, Ltd.*.............    638      22,502
            National City Corp...................  2,706      73,928
            National Semiconductor Corp.*........    792      11,888
            Navistar International Corp.*........    264       6,418
            NCR Corp.*...........................    440      10,446
            Network Appliance, Inc.*.............  1,496      14,960
            New York Times Co.--Class A..........    660      30,182
            Newell Rubbermaid, Inc...............  1,188      36,032
            Newmont Mining Corp..................  1,782      51,731
            Nextel Communications, Inc.--Class A*  4,268      49,295
            NICOR, Inc...........................    198       6,738
            Nike, Inc.--Class B..................  1,166      51,852
            NiSource, Inc........................  1,078      21,560
            Noble Corp.*.........................    594      20,879
            Nordstrom, Inc.......................    594      11,268
            Norfolk Southern Corp................  1,716      34,303
            North Fork Bancorp, Inc..............    704      23,753
            Northern Trust Corp..................    968      33,928
            Northrop Grumman Corp................  1,079     104,628
            Novell, Inc.*........................  1,606       5,364
            Novellus Systems, Inc.*..............    660      18,533
            Nucor Corp...........................    352      14,538
            NVIDIA Corp.*........................    682       7,850
            Occidental Petroleum Corp............  1,672      47,568
            Office Depot, Inc.*..................  1,364      20,133
            Omnicom Group........................    836      54,006
            Oracle Corp.*........................ 23,672     255,658
            PACCAR, Inc..........................    506      23,342
            Pactiv Corp.*........................    704      15,390
            Pall Corp............................    550       9,174
            Parametric Technology Corp.*.........  1,144       2,883
            Parker Hannifin Corp.................    528      24,357
            Paychex, Inc.........................  1,672      46,649
            Penney (J.C.) Co.....................  1,188      27,336
            Peoples Energy Corp..................    154       5,952
            PeopleSoft, Inc.*....................  1,386      25,364
            PepsiCo, Inc.........................  7,634     322,307
            PerkinElmer, Inc.....................    550       4,538
            Pfizer, Inc.......................... 27,236     832,604
            PG&E Corp.*..........................  1,782      24,770
            Pharmacia Corp.......................  5,720     239,096
            Phelps Dodge Corp.*..................    396      12,533
            Philip Morris Cos., Inc..............  9,152     370,930

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Pinnacle West Capital Corp..............    396 $    13,500
          Pitney Bowes, Inc.......................  1,056      34,489
          Plum Creek Timber Co., Inc..............    814      19,210
          PMC-Sierra, Inc.*.......................    748       4,159
          PNC Financial Services Group............  1,254      52,543
          Power-One, Inc.*........................    352       1,996
          PPG Industries, Inc.....................    748      37,512
          PPL Corp................................    726      25,178
          Praxair, Inc............................    704      40,670
          Principal Financial Group, Inc..........  1,496      45,074
          Procter & Gamble Co.....................  5,742     493,466
          Progress Energy, Inc....................  1,056      45,778
          Progressive Corp........................    968      48,042
          Providian Financial Corp.*..............  1,276       8,281
          Prudential Financial, Inc...............  2,508      79,604
          Public Service Enterprise Group, Inc....    990      31,779
          Pulte Homes, Inc........................    264      12,638
          QLogic Corp.*...........................    418      14,425
          Qualcomm, Inc.*.........................  3,476     126,492
          Quest Diagnostics, Inc.*................    440      25,036
          Quintiles Transnational Corp.*..........    528       6,389
          Qwest Communications International, Inc.  7,502      37,510
          R.J. Reynolds Tobacco Holdings..........    396      16,676
          RadioShack Corp.........................    748      14,018
          Rational Software Corp.*................    858       8,915
          Raytheon Co.............................  1,804      55,473
          Reebok International, Ltd.*.............    264       7,762
          Regions Financial Corp..................    968      32,292
          Reliant Resources, Inc.*................    831       2,659
          Robert Half International, Inc.*........    770      12,405
          Rockwell Collins, Inc...................    814      18,934
          Rockwell International Corp.............    814      16,858
          Rohm & Haas Co..........................    968      31,441
          Rowan Cos., Inc.........................    418       9,489
          Ryder System, Inc.......................    286       6,418
          Sabre Holdings Corp.*...................    638      11,554
          SAFECO Corp.............................    616      21,357
          Safeway, Inc.*..........................  1,958      45,739
          Sanmina-SCI Corp.*......................  2,332      10,471
          Sara Lee Corp...........................  3,454      77,750
          SBC Communications, Inc................. 14,674     397,812
          Schering-Plough Corp....................  6,490     144,078
          Schlumberger, Ltd.......................  2,574     108,340
          Schwab (Charles) Corp...................  5,940      64,449
          Scientific-Atlanta, Inc.................    682       8,089
          Sealed Air Corp.*.......................    374      13,950
          Sears, Roebuck & Co.....................  1,408      33,722
          Sempra Energy...........................    902      21,332
          Sherwin-Williams Co.....................    660      18,645
          Siebel Systems, Inc.*...................  2,134      15,962
          Sigma-Aldrich Corp......................    308      15,000
          Simon Property Group, Inc...............    836      28,483
          SLM Corp................................    682      70,833
          Snap-on, Inc............................    264       7,421
          Solectron Corp.*........................  3,652      12,965
          Southern Co.............................  3,146      89,314
          SouthTrust Corp.........................  1,540      38,269
          Southwest Airlines Co...................  3,432      47,705
          Sprint Corp. (FON Group)................  3,960      57,341
          Sprint Corp. (PCS Group)*...............  4,422      19,368

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          St. Jude Medical, Inc.*.................    792 $    31,458
          St. Paul Companies, Inc.................  1,012      34,459
          Stanley Works...........................    396      13,694
          Staples, Inc.*..........................  2,090      38,247
          Starbucks Corp.*........................  1,716      34,972
          Starwood Hotels & Resorts Worldwide,
           Inc....................................    880      20,891
          State Street Corp.......................  1,430      55,770
          Stilwell Financial, Inc.................    990      12,939
          Stryker Corp............................    880      59,066
          Sun Microsystems, Inc.*................. 13,772      42,831
          SunGard Data Systems, Inc.*.............  1,254      29,544
          Sunoco, Inc.............................    330      10,949
          SunTrust Banks, Inc.....................  1,254      71,378
          SuperValu, Inc..........................    594       9,807
          Symbol Technologies, Inc................  1,012       8,319
          Synovus Financial Corp..................  1,320      25,608
          Sysco Corp..............................  2,904      86,509
          T. Rowe Price Group, Inc................    550      15,004
          Target Corp.............................  4,026     120,780
          TECO Energy, Inc........................    770      11,912
          Tektronix, Inc.*........................    374       6,803
          Tellabs, Inc.*..........................  1,826      13,275
          Temple-Inland, Inc......................    242      10,844
          Tenet Healthcare Corp.*.................  2,156      35,358
          Teradyne, Inc.*.........................    814      10,590
          Texas Instruments, Inc..................  7,656     114,917
          Textron, Inc............................    616      26,482
          The Pepsi Bottling Group, Inc...........  1,232      31,662
          Thermo Electron Corp.*..................    726      14,607
          Thomas & Betts Corp.....................    264       4,462
          Tiffany & Co............................    638      15,255
          TJX Cos., Inc...........................  2,332      45,521
          TMP Worldwide, Inc.*....................    484       5,474
          Torchmark Corp..........................    528      19,288
          Toys R Us, Inc.*........................    946       9,460
          Transocean Sedco Forex, Inc.............  1,408      32,666
          Travelers Property Casualty Corp.*......  4,444      65,105
          Tribune Co..............................  1,342      61,007
          Tupperware Corp.........................    264       3,981
          TXU Corp................................  1,430      26,712
          Tyco International, Ltd.................  8,822     150,680
          U.S. Bancorp............................  8,470     179,733
          Union Pacific Corp......................  1,122      67,174
          Union Planters Corp.....................    880      24,763
          Unisys Corp.*...........................  1,430      14,157
          United Parcel Service, Inc.--Class B....  4,928     310,859
          United States Steel Corp................    462       6,061
          United Technologies Corp................  2,090     129,454
          UnitedHealth Group, Inc.................  1,342     112,058
          Univision Communications, Inc.--Class A*  1,012      24,794
          Unocal Corp.............................  1,144      34,984
          UnumProvident Corp......................  1,078      18,908
          UST, Inc................................    748      25,005
          Veritas Software Corp.*.................  1,826      28,522
          Verizon Communications, Inc............. 12,100     468,875
          VF Corp.................................    484      17,448
          Viacom, Inc.--Class B*..................  7,788     317,438
          Visteon Corp............................    572       3,981
          Vulcan Materials Co.....................    440      16,500

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
          Wachovia Corp........................      6,006 $   218,859
          Wal-Mart Stores, Inc.................     19,514     985,651
          Walgreen Co..........................      4,532     132,289
          Walt Disney Co.......................      9,020     147,116
          Washington Mutual, Inc...............      4,180     144,335
          Waste Management, Inc................      2,684      61,517
          Waters Corp.*........................        572      12,458
          Watson Pharmaceuticals, Inc.*........        462      13,061
          Wellpoint Health Networks, Inc.*.....        660      46,966
          Wells Fargo & Co.....................      7,480     350,588
          Wendy's International, Inc...........        506      13,697
          Weyerhaeuser Co......................        968      47,635
          Whirlpool Corp.......................        308      16,084
          Williams Cos., Inc...................      2,288       6,178
          Winn-Dixie Stores, Inc...............        616       9,412
          Worthington Industries, Inc..........        374       5,700
          Wrigley (WM.) JR Co..................        990      54,331
          Wyeth................................      5,852     218,865
          Xcel Energy, Inc.....................      1,760      19,360
          Xerox Corp.*.........................      3,256      26,211
          Xilinx, Inc.*........................      1,496      30,818
          XL Capital, Ltd.--Class A............        594      45,887
          Yahoo!, Inc.*........................      2,618      42,804
          YUM! Brands, Inc.*...................      1,298      31,438
          Zimmer Holdings, Inc.*...............        858      35,624
          Zions Bancorp........................        396      15,582
                                                           -----------
          TOTAL COMMON STOCKS..................             35,843,166
                                                           -----------
           Federal Home Loan Bank (4.4%)
                                                Principal
                                                 Amount
                                                ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03..................... $1,844,000   1,843,949
                                                           -----------
          TOTAL FEDERAL HOME LOAN
           BANK................................              1,843,949
                                                           -----------
          TOTAL INVESTMENTS
           (Cost $34,049,527)/(a)/--89.1%......             37,687,115
          Net other assets/(liabilities)--10.9%              4,600,696
                                                           -----------
          NET ASSETS--100.0%...................            $42,287,811
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $53,346,010 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $19,296,483. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  3,983,509
                   Unrealized depreciation.....  (19,642,404)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(15,658,895)
                                                ============

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $263,700).      6      $  (8,427)
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $27,468,750)...    125      $(182,088)

The ProFund VP Bull Plus' investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.5%
                     Agriculture...................... 1.0%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 6.0%
                     Beverages........................ 2.6%
                     Biotechnology.................... 0.9%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.4%
                     Commercial Services.............. 0.8%
                     Computers........................ 3.4%
                     Cosmetics/Personal Care.......... 2.2%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.0%
                     Electric......................... 2.2%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.4%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 1.8%
                     Forest Products & Paper.......... 0.5%
                     Gas.............................. 0.1%
                     Hand/Machine Tools............... 0.1%
                     Healthcare--Products............. 3.2%
                     Healthcare--Services............. 1.0%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products/Wares......... 0.3%
                     Housewares....................... 0.1%
                     Insurance........................ 4.3%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.3%
                     Lodging.......................... 0.2%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 0.2%
                     Manufacturing.................... 4.3%
                     Media............................ 3.5%
                     Mining........................... 0.4%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 4.6%
                     Oil & Gas Services............... 0.5%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 7.3%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.2%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

Retail........................  6.0%
Savings & Loans...............  0.5%
Semiconductors................  2.4%
Software......................  4.7%
Telecommunications............  5.3%
Textiles......................  0.1%
Toys/Games/Hobbies............  0.1%
Transportation................  1.3%
Other......................... 15.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $34,049,527)........... $ 37,687,115
        Cash...............................................    1,955,769
        Dividends and interest receivable..................       55,995
        Receivable for capital shares issued...............    5,222,119
        Unrealized appreciation on swap contracts..........       34,644
        Variation margin on futures contracts..............       33,109
        Prepaid expenses...................................          550
                                                            ------------
         Total Assets......................................   44,989,301
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    2,575,426
        Advisory fees payable..............................       39,983
        Management services fees payable...................        6,262
        Administration fees payable........................        2,054
        Administrative services fees payable...............       18,896
        Distribution fees payable..........................       11,942
        Other accrued expenses.............................       46,927
                                                            ------------
         Total Liabilities.................................    2,701,490
                                                            ------------
      Net Assets........................................... $ 42,287,811
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 89,262,519
        Accumulated net investment income/(loss)...........          737
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (50,457,162)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................    3,481,717
                                                            ------------
      Net Assets........................................... $ 42,287,811
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,914,026
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.51
                                                            ============


      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    798,607
       Interest.............................................       58,256
                                                             ------------
        Total Investment Income.............................      856,863
                                                             ------------
     Expenses:
       Advisory fees........................................      422,488
       Management services fees.............................       84,498
       Administration fees..................................       29,769
       Administrative services fees.........................      228,343
       Distribution fees....................................      140,829
       Custody fees.........................................       85,318
       Fund accounting fees.................................       59,843
       Transfer agent fees..................................       66,370
       Other fees...........................................       75,994
                                                             ------------
        Total Expenses before reductions....................    1,193,452
        Less Expenses reduced by the Investment
         Advisor............................................      (78,953)
                                                             ------------
        Net Expenses........................................    1,114,499
                                                             ------------
     Net Investment Income/(Loss)...........................     (257,636)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (36,564,487)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................    8,609,417
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................   (3,410,068)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (31,365,138)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(31,622,774)
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


 Statements of Changes in Net Assets
                                                                        For the period
                                                        For the      January 22, 2001/(a)/
                                                      year ended           through
                                                   December 31, 2002  December 31, 2001
                                                   ----------------- --------------------
From Investment Activities:
Operations:
 Net investment income/(loss).....................  $      (257,636)    $    (240,155)
 Net realized gains/(losses) on investments,
   futures contracts and swap contracts...........      (27,955,070)      (22,495,990)
 Change in net unrealized
   appreciation/(depreciation) on investments,
   futures contracts and swap contracts...........       (3,410,068)        6,891,785
                                                    ---------------     -------------
 Change in net assets resulting from operations...      (31,622,774)      (15,844,360)
                                                    ---------------     -------------
Capital Transactions:
 Proceeds from shares issued......................    1,303,472,303       634,925,338
 Cost of shares redeemed..........................   (1,293,747,570)     (554,895,126)
                                                    ---------------     -------------
 Change in net assets resulting from capital
   transactions...................................        9,724,733        80,030,212
                                                    ---------------     -------------
 Change in net assets.............................      (21,898,041)       64,185,852
Net Assets:
 Beginning of period..............................       64,185,852                --
                                                    ---------------     -------------
 End of period....................................  $    42,287,811     $  64,185,852
                                                    ===============     =============
Share Transactions:
 Issued...........................................       71,283,187        26,514,721
 Redeemed.........................................      (71,195,947)      (23,687,935)
                                                    ---------------     -------------
 Change in shares.................................           87,240         2,826,786
                                                    ===============     =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


    Financial Highlights
   Selected data for a share of
   beneficial interest
   outstanding throughout the
   periods indicated.
                                                          For the period
                                       For the         January 22, 2001/(a)/
                                     year ended              through
                                  December 31, 2002     December 31, 2001
                                  -----------------    --------------------
   Net Asset Value, Beginning of
    Period.......................    $     22.71           $     30.00
                                     -----------           -----------
    Net investment income/(loss).          (0.08)/(b)/           (0.09)/(b)/
    Net realized and unrealized
      gains/(losses) on
      investments, futures
      contracts and swap
      contracts..................          (8.12)                (7.20)
                                     -----------           -----------
    Total income/(loss) from
      investment activities......          (8.20)                (7.29)
                                     -----------           -----------
   Net Asset Value, End of Period    $     14.51           $     22.71
                                     ===========           ===========
   Total Return..................         (36.11)%              (24.30)%/(c)/
   Ratios/Supplemental Data:
   Net assets, end of year.......    $42,287,811           $64,185,852
   Ratio of expenses to average
    net assets...................           1.98%                 1.94%/(d)/
   Ratio of net investment
    income/(loss) to average net
    assets.......................          (0.46)%               (0.42)%/(d)/
   Ratio of expenses to average
    net assets*..................           2.12%                 1.94%/(d)/
   Portfolio turnover............          1,249%                  682%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                            ProFund VP UltraMid-Cap

   For the period May 1, 2002 through December 31, 2002, the ProFund VP UltraMid-Cap had a NAV total return of -42.27%*, compared to a return of -20.42% for the unmanaged S&P MidCap 400 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index, which consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP UltraMid-Cap achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the S&P MidCap 400 Index (1.00 equals perfect correlation).

   The performance of the S&P MidCap 400 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400 Index or any of the companies included in the S&P MidCap 400 Index.

                                    [CHART]

Value of a $10,000 Investment

       ProFund VP UltraMid-Cap   S&P MidCap 400
       -----------------------   --------------
  5/1/02      $10,000              $10,000
 6/30/02        7,917                9,065
 9/30/02        5,377                7,544
12/31/02        5,773                7,958

------------------------------------------
         Aggregate Total Return
               as of 12/31/02
------------------------------------------
                            Since
                          Inception
                          (5/1/02)
------------------------------------------
VP UltraMid-Cap           (42.27)%
------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from 5/1/02 to 12/31/02.

   The performance of the ProFund VP UltraMid-Cap is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002


             Common Stocks (83.0%)
                                                 Shares    Value
                                                 ------ -----------
            3Com Corp.*.........................  8,816 $    40,818
            99 Cents Only Stores*...............  1,624      43,621
            Abercrombie & Fitch Co.--Class A*...  2,552      52,214
            Activision, Inc.*...................  1,624      23,694
            Acxiom Corp.*.......................  2,088      32,113
            ADTRAN, Inc.*.......................    928      30,531
            Advanced Fibre Communications, Inc.*  2,088      34,828
            AdvancePCS*.........................  2,320      51,527
            Advent Software, Inc.*..............    928      12,649
            Affiliated Computer Services, Inc.--
             Class A*...........................  3,248     171,008
            AGCO Corp...........................  1,856      41,018
            AGL Resources, Inc..................  1,392      33,826
            Airborne, Inc.......................  1,160      17,203
            Airgas, Inc.*.......................  1,624      28,014
            AK Steel Holding Corp.*.............  2,784      22,272
            Alaska Air Group, Inc.*.............    696      15,068
            Albany International Corp.--Class A.    696      14,379
            Albemarle Corp......................    928      26,402
            Alexander & Baldwin, Inc............    928      23,933
            ALLETE, Inc.........................  2,088      47,356
            Alliant Energy Corp.................  2,320      38,396
            Allmerica Financial Corp............  1,392      14,059
            American Eagle Outfitters, Inc.*....  1,856      25,576
            American Financial Group, Inc.......  1,624      37,466
            American Water Works Co., Inc.......  2,552     116,065
            AmeriCredit Corp.*..................  3,480      26,935
            Amerus Group Co.....................    928      26,235
            Ametek, Inc.........................    928      35,719
            Apogent Technologies, Inc.*.........  2,552      53,082
            Apria Healthcare Group, Inc.*.......  1,392      30,958
            Aquilla, Inc........................  3,480       6,160
            Arch Coal, Inc......................  1,392      30,053
            Arrow Electronics, Inc.*............  2,552      32,640
            Arthur J. Gallagher & Co............  2,088      61,345
            ArvinMeritor, Inc...................  1,624      27,072
            Ascential Software Corp.*...........  6,264      15,034
            Associated Banc Corp................  1,856      62,993
            Astoria Financial Corp..............  2,320      62,988
            Atmel Corp.*........................ 11,600      25,868
            Avnet, Inc..........................  3,016      32,663
            Avocent Corp.*......................  1,160      25,775
            Bandag, Inc.........................    464      17,948
            Bank of Hawaii Corp.................  1,624      49,353
            Banknorth Group, Inc................  3,712      83,891
            Banta Corp..........................    696      21,764
            Barnes & Noble, Inc.*...............  1,624      29,346
            Barr Laboratories, Inc.*............  1,160      75,504
            Beckman Coulter, Inc................  1,624      47,940
            Belo (A.H.) Corp.--Class A..........  2,784      59,355
            BJ's Wholesale Club, Inc.*..........  1,856      33,965
            Black Hills Corp....................    696      18,458
            Blyth, Inc..........................  1,160      31,042
            Bob Evans Farms, Inc................    928      21,669
            Borders Group, Inc.*................  2,088      33,617
            BorgWarner, Inc.....................    696      35,092
            Bowater, Inc........................  1,392      58,395
            Brinker International, Inc.*........  2,320      74,820
            Broadwing, Inc.*....................  5,336      18,783
            Brown & Brown, Inc..................  1,624      52,488

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          C.H. Robinson Worldwide, Inc............. 2,088  $    65,146
          Cabot Corp............................... 1,624       43,101
          Cabot Microelectronics Corp.*............   696       32,851
          Cadence Design Systems, Inc.*............ 6,264       73,853
          Callaway Golf Co......................... 1,856       24,592
          Career Education Corp.*.................. 1,160       46,400
          Carlisle Companies, Inc..................   696       28,800
          Carmax, Inc.*............................ 2,784       49,778
          Carpenter Technology Corp................   464        5,777
          Catalina Marketing Corp.*................ 1,392       25,752
          CBRL Group, Inc.......................... 1,392       41,941
          CDW Computer Centers, Inc.*.............. 2,088       91,558
          Ceridian Corp.*.......................... 3,712       53,527
          Certegy, Inc.*........................... 1,624       39,869
          Charles River Laboratories International,
           Inc.*................................... 1,160       44,637
          CheckFree Holdings Corp.*................ 1,856       29,698
          Choicepoint, Inc.*....................... 2,088       82,455
          Church & Dwight, Inc.....................   928       28,239
          Cimarex Energy Co.*......................   103        1,844
          Cirrus Logic, Inc.*...................... 2,088        6,013
          City National Corp....................... 1,160       51,028
          Claire's Stores, Inc..................... 1,160       25,601
          Clayton Homes, Inc....................... 3,480       42,386
          CLECO Corp............................... 1,160       16,240
          CNF, Inc................................. 1,160       38,558
          Coach, Inc.*............................. 2,320       76,374
          Colonial BancGroup, Inc.................. 3,016       35,981
          Commerce Bancorp, Inc.................... 1,624       70,141
          Commscope, Inc.*......................... 1,624       12,830
          Compass Bancshares, Inc.................. 3,248      101,565
          Constellation Brands, Inc.*.............. 2,320       55,007
          Cooper Cameron Corp...................... 1,392       69,349
          Copart, Inc.*............................ 2,320       27,469
          Covance, Inc.*........................... 1,624       39,934
          Credence Systems Corp.*.................. 1,392       12,987
          Cree Research, Inc.*..................... 1,856       30,346
          Crompton Corp............................ 2,784       16,565
          CSG Systems International, Inc.*......... 1,392       19,001
          Cypress Semiconductor Corp.*............. 3,016       17,252
          Cytec Industries, Inc.*..................   928       25,316
          CYTYC Corp.*............................. 3,016       30,763
          D.R. Horton, Inc......................... 3,712       64,403
          Dean Foods Co.*.......................... 2,320       86,072
          DENTSPLY International, Inc.............. 1,856       69,043
          DeVRY, Inc.*............................. 1,624       26,975
          Dial Corp................................ 2,320       47,258
          Diebold, Inc............................. 1,856       76,504
          Dole Food Co., Inc....................... 1,392       45,351
          Dollar Tree Stores, Inc.*................ 2,784       68,403
          Donaldson Company, Inc................... 1,160       41,760
          DPL, Inc................................. 3,248       49,824
          DQE, Inc................................. 1,392       21,214
          Dreyer's Grand Ice Cream, Inc............   928       65,851
          DST Systems, Inc.*....................... 3,016      107,219
          Dun & Bradstreet Corp.*.................. 1,856       64,013
          Dycom Industries, Inc.*.................. 1,160       15,370
          Eaton Vance Corp......................... 1,624       45,878
          Education Management Corp.*..............   928       34,893
          Edwards (A.G.), Inc...................... 2,088       68,820

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Edwards Lifesciences Corp.*............ 1,392  $    35,454
           EGL, Inc.*............................. 1,160       16,530
           Emmis Communications Corp.*............ 1,392       28,995
           Energizer Holdings, Inc.*.............. 2,320       64,728
           Energy East Corp....................... 2,784       61,499
           Ensco International, Inc............... 3,248       95,654
           Entercom Communications Corp.*......... 1,160       54,427
           Equitable Resources, Inc............... 1,624       56,905
           ETRADE Group, Inc.*.................... 8,816       42,846
           Everest Re Group, Ltd.................. 1,160       64,148
           Expeditors International of Washington,
            Inc................................... 2,784       90,898
           Express Scripts, Inc.--Class A*........ 2,088      100,308
           Extended Stay America, Inc.*........... 2,320       34,220
           Fairchild Semiconductor International,
            Inc.*................................. 2,784       29,817
           Fastenal Co............................ 1,856       69,396
           Federal Signal Corp.................... 1,160       22,527
           FEI Co.*...............................   696       10,642
           Ferro Corp.............................   928       22,671
           Fidelity National Financial, Inc....... 2,320       76,166
           First Health Group Corp.*.............. 2,552       62,140
           First Virginia Banks, Inc.............. 1,856       69,099
           FirstMerit Corp........................ 2,088       45,226
           Flowserve Corp.*....................... 1,392       20,588
           FMC Corp.*.............................   928       25,353
           FMC Technologies, Inc.*................ 1,624       33,178
           Forest Oil Corp.*...................... 1,160       32,074
           Fuller (H. B.) Co......................   696       18,012
           Furniture Brands International, Inc.*.. 1,392       33,199
           Gartner Group, Inc.--Class B*.......... 2,088       19,732
           GATX Corp.............................. 1,160       26,471
           Gentex Corp.*.......................... 1,856       58,724
           Gilead Sciences, Inc.*................. 4,872      165,648
           Glatfelter (P.H.) Co................... 1,160       15,266
           GrafTech International, Ltd.*.......... 1,392        8,296
           Granite Construction, Inc..............   928       14,384
           Grant Prideco, Inc.*................... 3,016       35,106
           Great Plains Energy, Inc............... 1,624       37,157
           Greater Bay Bancorp.................... 1,160       20,056
           GreenPoint Financial Corp.............. 2,552      115,299
           GTECH Holdings Corp.*.................. 1,392       38,781
           Hanover Compressor Co.*................ 1,624       14,908
           Harris Corp............................ 1,624       42,711
           Harsco Corp............................   928       29,594
           Harte-Hanks, Inc....................... 3,480       64,972
           Hawaiian Electric Industries, Inc......   928       40,813
           HCC Insurance Holdings, Inc............ 1,624       39,950
           Health Net, Inc.*...................... 3,016       79,622
           Helmerich & Payne, Inc................. 1,160       32,376
           Henry (Jack) & Associates, Inc......... 2,320       27,933
           Henry Schein, Inc.*.................... 1,160       52,200
           Herman Miller, Inc..................... 1,856       34,150
           Hibernia Corp.......................... 3,944       75,961
           Hillenbrand Industries, Inc............ 1,624       78,455
           Hispanic Broadcasting Corp.--Class A*.. 2,784       57,211
           HON Industries, Inc.................... 1,392       39,366
           Horace Mann Educators Corp.............   928       14,226
           Hormel Foods Corp...................... 3,480       81,188
           Hospitality Properties Trust........... 1,624       57,165

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Hubbell, Inc.--Class B............. 1,392  $    48,916
             ICN Pharmaceuticals, Inc........... 2,088       22,780
             IDACORP, Inc.......................   928       23,042
             IDEC Pharmaceuticals Corp.*........ 3,712      123,128
             Imation Corp.*.....................   928       32,554
             IMC Global, Inc.................... 2,784       29,705
             Incyte Genomics, Inc.*............. 1,624        7,405
             Independence Community Bank Corp... 1,392       35,329
             IndyMac Bancorp, Inc.*............. 1,392       25,738
             InFocus Corp.*.....................   928        5,716
             Integrated Device Technology, Inc.* 2,552       21,360
             International Rectifier Corp.*..... 1,624       29,979
             International Speedway Corp........ 1,392       51,908
             Internet Security Systems, Inc.*... 1,160       21,263
             Intersil Corp.--Class A*........... 3,480       48,511
             Interstate Bakeries Corp........... 1,160       17,690
             Investment Technology Group, Inc.*. 1,160       25,938
             Investors Financial Services Corp.. 1,624       44,481
             IVAX Corp.*........................ 4,872       59,097
             J.B. Hunt Transport Services, Inc.*   928       27,190
             Jacobs Engineering Group, Inc.*.... 1,392       49,555
             JM Smucker Co...................... 1,160       46,180
             Kaydon Corp........................   696       14,762
             Keane, Inc.*....................... 1,856       16,685
             Kelly Services, Inc.--Class A......   928       22,931
             KEMET Corp.*....................... 2,088       18,249
             Kennametal, Inc....................   928       31,997
             Korn/Ferry International*..........   928        6,941
             Krispy Kreme Doughnuts, Inc.*...... 1,392       47,008
             L-3 Communications Holdings, Inc.*. 1,856       83,353
             LaBranche & Co., Inc.*............. 1,392       37,083
             Lam Research Corp.*................ 3,248       35,078
             Lancaster Colony Corp..............   928       36,266
             Lattice Semiconductor Corp.*....... 2,784       24,416
             Lear Corp.*........................ 1,624       54,046
             Lee Enterprises, Inc............... 1,160       38,883
             Legato Systems, Inc.*.............. 2,784       14,004
             Legg Mason, Inc.................... 1,624       78,830
             Lennar Corp........................ 1,624       83,799
             Leucadia National Corp............. 1,392       51,936
             Liberty Property Trust............. 1,856       59,280
             LifePoint Hospitals, Inc.*.........   928       27,776
             Lincare Holdings, Inc.*............ 2,784       88,031
             Longs Drug Stores Corp.............   928       19,247
             Longview Fibre Co.................. 1,160        8,387
             LTX Corp.*......................... 1,160        6,995
             Lubrizol Corp...................... 1,160       35,380
             Lyondell Chemical Co............... 3,944       49,851
             M&T Bank Corp...................... 2,320      184,093
             Macromedia, Inc.*.................. 1,392       14,825
             Macrovision Corp.*................. 1,160       18,606
             Mandalay Resort Group*............. 1,624       49,711
             Manpower, Inc...................... 1,856       59,206
             Martin Marietta Materials.......... 1,160       35,566
             McCormick & Company, Inc........... 3,480       80,736
             McDATA Corp.--Class A*............. 2,784       19,766
             MDU Resources Group, Inc........... 1,856       47,903
             Media General, Inc.--Class A.......   464       27,817
             Mentor Graphics Corp.*............. 1,624       12,765
             Mercantile Bankshares Corp......... 1,624       62,670

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Metris Cos., Inc................... 1,624  $     4,011
             Michaels Stores, Inc.*............. 1,624       50,831
             Micrel, Inc.*...................... 2,320       20,834
             Microchip Technology, Inc.......... 4,872      119,119
             Millennium Pharmaceuticals, Inc.*.. 6,960       55,262
             Minerals Technologies, Inc.........   464       20,022
             Modine Manufacturing Co............   928       16,407
             Mohawk Industries, Inc.*........... 1,624       92,487
             MONY Group, Inc.................... 1,160       27,770
             MPS Group, Inc.*................... 2,552       14,138
             Murphy Oil Corp.................... 2,320       99,412
             Mylan Laboratories, Inc............ 3,016      105,258
             National Commerce Financial Corp... 5,104      121,731
             National Fuel Gas Co............... 2,088       43,284
             National Instruments Corp.*........ 1,392       45,226
             National-Oilwell, Inc.*............ 2,088       45,602
             Neiman Marcus Group, Inc.--Class A* 1,160       35,252
             Network Associates, Inc.*.......... 3,712       59,726
             Neuberger Berman, Inc.............. 1,856       62,157
             New Plan Excel Realty Trust, Inc... 2,320       44,289
             New York Community Bancorp......... 2,552       73,702
             Newport Corp.*.....................   928       11,656
             Noble Energy, Inc.................. 1,392       52,270
             Nordson Corp.......................   928       23,042
             Northeast Utilities System......... 3,480       52,792
             NSTAR.............................. 1,392       61,791
             Ocean Energy, Inc.................. 4,408       88,028
             OGE Energy Corp.................... 1,856       32,666
             Ohio Casualty Corp.*............... 1,392       18,026
             Old Republic International Corp.... 3,016       84,448
             Olin Corp.......................... 1,392       21,646
             Omnicare, Inc...................... 2,320       55,286
             ONEOK, Inc......................... 1,392       26,726
             Outback Steakhouse, Inc............ 1,856       63,921
             Overture Services, Inc.*........... 1,392       38,016
             Oxford Health Plans, Inc.*......... 2,088       76,108
             PacifiCare Health Systems, Inc.*...   928       26,077
             Packaging Corporation of America*.. 2,552       46,548
             Papa John's International, Inc.*...   464       12,936
             Park Place Entertainment Corp.*.... 7,424       62,361
             Patterson Dental Co.*.............. 1,624       71,034
             Patterson-UTI Energy, Inc.*........ 1,856       55,996
             Payless ShoeSource, Inc.*..........   464       23,882
             Peabody Energy Corp................ 1,160       33,907
             Pentair, Inc....................... 1,160       40,078
             Pepco Holdings, Inc................ 2,547       49,386
             PepsiAmericas, Inc................. 3,944       52,968
             Perrigo Co.*....................... 1,856       22,550
             Petsmart, Inc.*.................... 3,480       59,612
             Pier 1 Imports, Inc................ 2,320       43,918
             Pioneer Natural Resources Co.*..... 2,784       70,296
             Pittston Brink's Group............. 1,392       25,724
             Plantronics, Inc.*................. 1,160       17,551
             Plexus Corp.*......................   928        8,148
             PMI Group, Inc..................... 2,320       69,693
             PNM Resources, Inc.................   928       22,105
             Polycom, Inc.*..................... 2,552       24,295
             Potlatch Corp......................   696       16,620
             Powerwave Technologies, Inc.*...... 1,624        8,770
             Precision Castparts Corp........... 1,392       33,756

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Price Communications Corp.*............ 1,392  $    19,251
           Pride International, Inc.*............. 3,248       48,395
           Protective Life Corp................... 1,624       44,692
           Protein Design Labs, Inc.*............. 2,088       17,748
           Provident Financial Group, Inc......... 1,160       30,195
           Puget Energy, Inc...................... 2,088       46,040
           Quanta Services, Inc.*................. 1,624        5,684
           Quantum Corp.*......................... 3,944       10,530
           Questar Corp........................... 2,088       58,088
           Radian Group, Inc...................... 2,320       86,188
           Rayonier, Inc..........................   696       31,494
           Reader's Digest Association, Inc....... 2,552       38,535
           Republic Services, Inc.*............... 4,176       87,612
           Retek, Inc.*........................... 1,392        3,786
           Reynolds & Reynolds Co................. 1,624       41,363
           RF Micro Devices, Inc.*................ 4,176       30,610
           Rollins, Inc...........................   696       17,713
           Roslyn Bancorp, Inc.................... 2,088       37,647
           Ross Stores, Inc....................... 1,856       78,676
           RPM, Inc............................... 2,784       42,540
           RSA Security, Inc.*.................... 1,392        8,338
           Ruddick Corp........................... 1,160       15,880
           Saks, Inc.*............................ 3,480       40,855
           Sandisk Corp.*......................... 1,624       32,967
           SCANA Corp............................. 2,552       79,010
           Scholastic Corp.*......................   928       33,362
           Schulman (A.), Inc.....................   696       12,953
           SEI Investments Co..................... 2,784       75,669
           Semtech Corp.*......................... 1,856       20,268
           Sensient Technologies Corp............. 1,160       26,065
           Sepracor, Inc.*........................ 2,088       20,191
           Sequa Corp.--Class A*..................   232        9,074
           SICOR, Inc.*........................... 3,016       47,804
           Sierra Pacific Resources............... 2,552       16,588
           Silicon Valley Bancshares*............. 1,160       21,170
           Six Flags, Inc.*....................... 2,320       13,247
           Smith International, Inc.*............. 2,320       75,678
           Smithfield Foods, Inc.*................ 2,784       55,235
           Solutia, Inc........................... 2,552        9,264
           Sonoco Products Co..................... 2,320       53,198
           Sotheby's Holdings, Inc.--Class A*..... 1,624       14,616
           Sovereign Bancorp, Inc................. 6,496       91,269
           SPX Corp.*............................. 1,856       69,508
           StanCorp Financial Group, Inc..........   696       34,000
           STERIS Corp.*.......................... 1,624       39,382
           Storage Technology Corp.*.............. 2,552       54,664
           Superior Industries International, Inc.   696       28,787
           Swift Transportation Co., Inc.*........ 2,088       41,798
           Sybase, Inc.*.......................... 2,552       34,197
           Sykes Enterprises, Inc.*...............   928        3,044
           Sylvan Learning Systems, Inc.*.........   928       15,219
           Symantec Corp.*........................ 3,480      140,974
           Synopsys, Inc.*........................ 1,856       85,654
           TCF Financial Corp..................... 1,856       81,089
           Tech Data Corp.*....................... 1,392       37,528
           Tecumseh Products Co...................   464       20,476
           Teleflex, Inc..........................   928       39,802
           Telephone & Data Systems, Inc.......... 1,392       65,451
           The Cheesecake Factory, Inc.*.......... 1,160       41,934
           Tidewater, Inc......................... 1,392       43,291

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
         Timberland Co.--Class A*..............        928 $    33,046
         Titan Corp.*..........................      1,856      19,302
         Tootsie Roll Industries, Inc..........      1,392      42,707
         Transaction Systems Architects, Inc.*.        928       6,032
         Triad Hospitals, Inc.*................      1,856      55,364
         Trinity Industries, Inc...............      1,160      21,994
         TriQuint Semiconductor, Inc.*.........      3,248      13,772
         Tyson Foods, Inc.--Class A............      8,816      98,916
         Unifi, Inc.*..........................      1,392       7,308
         United Rentals, Inc.*.................      1,856      19,971
         Unitrin, Inc..........................      1,624      47,453
         Universal Corp........................        696      25,724
         Universal Health Services, Inc.--
          Class B*.............................      1,392      62,779
         Valassis Communications, Inc.*........      1,392      40,967
         Valero Energy Corp....................      2,552      94,271
         Valspar Corp..........................      1,160      51,248
         Varco International, Inc.*............      2,320      40,368
         Varian Medical Systems, Inc.*.........      1,624      80,551
         Varian, Inc.*.........................        696      19,968
         Vectren Corp..........................      1,624      37,352
         Vertex Pharmaceuticals, Inc.*.........      1,856      29,418
         Viad Corp.............................      2,320      51,852
         Vishay Intertechnology, Inc.*.........      3,944      44,094
         VISX, Inc.*...........................      1,392      13,335
         Waddell & Reed Financial, Inc.........      2,088      41,071
         Wallace Computer Services, Inc........        928      19,961
         Washington Post Co.--Class B..........        232     171,216
         Wausau-Mosinee Paper Corp.............      1,392      15,618
         Weatherford International, Ltd.*......      3,016     120,430
         Webster Financial Corp................      1,160      40,368
         Westamerica Bancorporation............        928      37,287
         Westar Energy, Inc....................      1,856      18,374
         Western Gas Resources, Inc............        928      34,197
         Westwood One, Inc.*...................      2,552      95,343
         WGL Holdings, Inc.....................      1,160      27,747
         Whole Foods Market, Inc.*.............      1,392      73,400
         Williams-Sonoma, Inc.*................      2,784      75,586
         Wilmington Trust Corp.................      1,624      51,448
         Wind River Systems, Inc.*.............      1,856     807,610
         Wisconsin Energy Corp.................      2,784      70,157
         WPS Resources Corp....................        696      27,019
         XTO Energy, Inc.......................      3,016      74,495
         York International Corp...............        928      23,729
                                                           -----------
         TOTAL COMMON STOCKS...................             17,249,412
                                                           -----------
          Federal Home Loan Bank (21.0%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $4,367,000   4,366,879
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              4,366,879
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $20,969,821)/(a)/--104.0%......             21,616,291
         Net other assets/(liabilities)--(4.0)%               (839,048)
                                                           -----------
         NET ASSETS--100.0%....................            $20,777,243
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $23,199,686 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,229,865. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   741,345
                   Unrealized depreciation.....  (2,324,740)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,583,395)
                                                ===========

The ProFund VP UltraMid-Cap's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:


                     Advertising...................... 0.4%
                     Aerospace/Defense................ 0.5%
                     Agriculture...................... 0.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.6%
                     Auto Parts & Equipment........... 0.9%
                     Banks............................ 6.3%
                     Beverages........................ 0.5%
                     Biotechnology.................... 1.2%
                     Building Materials............... 0.3%
                     Chemicals........................ 2.5%
                     Coal............................. 0.3%
                     Commercial Services.............. 2.8%
                     Computers........................ 3.9%
                     Distribution/Wholesale........... 0.5%
                     Diversified Financial Services... 2.1%
                     Electric......................... 4.2%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 1.0%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.6%
                     Environmental Control............ 0.4%
                     Food............................. 3.5%
                     Forest Products & Paper.......... 0.7%
                     Gas.............................. 0.4%
                     Hand/Machine Tools............... 0.2%
                     Healthcare--Products............. 2.7%
                     Healthcare--Services............. 2.3%
                     Home Builders.................... 0.9%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.6%
                     Insurance........................ 4.1%
                     Internet......................... 1.8%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.1%
                     Lodging.......................... 0.7%
                     Machinery--Diversified........... 0.6%
                     Manufacturing.................... 1.7%
                     Media............................ 2.9%
                     Metal Fabricate/Hardware......... 0.2%
                     Office Furnishings............... 0.4%
                     Oil & Gas........................ 3.6%
                     Oil & Gas Services............... 2.3%
                     Packaging & Containers........... 0.5%
                     Pharmaceuticals.................. 3.6%
                     Pipelines........................ 1.0%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

                       Real Estate Investment Trust  0.8%
                       Retail......................  5.8%
                       Savings & Loans.............  2.2%
                       Semiconductors..............  2.2%
                       Software....................  2.0%
                       Telecommunications..........  1.7%
                       Textiles....................  0.6%
                       Transportation..............  1.5%
                       Trucking & Leasing..........  0.1%
                       Water.......................  0.6%
                       Other....................... 17.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $20,969,821)............ $21,616,291
        Cash................................................     316,595
        Dividends and interest receivable...................      16,772
        Receivable for investments sold.....................   2,971,718
        Receivable for capital shares issued................     415,994
        Unrealized appreciation on swap contracts...........     136,596
        Variation margin on futures contracts...............      17,292
                                                             -----------
         Total Assets.......................................  25,491,258
                                                             -----------
      Liabilities:
        Payable for capital shares redeemed.................   4,655,095
        Advisory fees payable...............................      26,003
        Management services fees payable....................       3,650
        Administration fees payable.........................       1,198
        Administrative services fees payable................      10,126
        Distribution fees payable...........................       7,008
        Other accrued expenses..............................      10,935
                                                             -----------
         Total Liabilities..................................   4,714,015
                                                             -----------
      Net Assets............................................ $20,777,243
                                                             ===========
      Net Assets consist of:
        Capital............................................. $27,213,836
        Accumulated net investment income/(loss)............      (1,514)
        Net realized gains/(losses) on investments, futures
         contracts and swap contracts.......................  (7,218,145)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts.....................     783,066
                                                             -----------
      Net Assets............................................ $20,777,243
                                                             ===========
        Shares of Beneficial Interest Outstanding...........   1,199,587
                                                             ===========
        Net Asset Value (offering and redemption price per
         share)............................................. $     17.32
                                                             ===========


       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    59,407
        Interest.............................................      26,037
                                                              -----------
         Total Investment Income.............................      85,444
                                                              -----------
      Expenses:
        Advisory fees........................................      50,875
        Management services fees.............................      10,175
        Administration fees..................................       2,353
        Administrative services fees.........................      26,768
        Distribution fees....................................      16,958
        Custody fees.........................................      32,014
        Fund accounting fees.................................       7,155
        Transfer agent fees..................................       3,861
        Other fees...........................................       9,831
                                                              -----------
         Total Expenses before reductions....................     159,990
         Less Expenses reduced by the Investment
          Advisor............................................     (25,730)
                                                              -----------
         Net Expenses........................................     134,260
                                                              -----------
      Net Investment Income/(Loss)...........................     (48,816)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........  (3,323,324)
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (3,969,899)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................     783,066
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  (6,510,157)
                                                              -----------
        Change in Net Assets Resulting from
         Operations.......................................... $(6,558,973)
                                                              ===========

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap

 Statement of Changes in Net Assets
                                                                                           For the period
                                                                                          May 1, 2002/(a)/
                                                                                               through
                                                                                          December 31, 2002
                                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (48,816)
  Net realized gains/(losses) on investments, futures contracts and swap contracts.......      (7,293,223)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         783,066
                                                                                            -------------
  Change in net assets resulting from operations.........................................      (6,558,973)
                                                                                            -------------
Capital Transactions:
  Proceeds from shares issued............................................................     379,471,152
  Cost of shares redeemed................................................................    (352,134,936)
                                                                                            -------------
  Change in net assets resulting from capital transactions...............................      27,336,216
                                                                                            -------------
  Change in net assets...................................................................      20,777,243
Net Assets:
  Beginning of period....................................................................              --
                                                                                            -------------
  End of period..........................................................................   $  20,777,243
                                                                                            =============
Share Transactions:
  Issued.................................................................................      19,455,653
  Redeemed...............................................................................     (18,256,066)
                                                                                            -------------
  Change in shares.......................................................................       1,199,587
                                                                                            =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                                      For the period
                                                                                                     May 1, 2002/(a)/
                                                                                                          through
                                                                                                     December 31, 2002
                                                                                                     -----------------
Net Asset Value, Beginning of Period................................................................    $     30.00
                                                                                                        -----------
Investment Activities:
 Net investment income/(loss).......................................................................          (0.09)/(b)/
 Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts....         (12.59)
                                                                                                        -----------
 Total income/(loss) from investment activities.....................................................         (12.68)
                                                                                                        -----------
Net Asset Value, End of Period......................................................................    $     17.32
                                                                                                        ===========
Total Return........................................................................................         (42.27)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.............................................................................    $20,777,243
Ratio of expenses to average net assets.............................................................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.........................................          (0.72)%/(d)/
Ratio of expenses to average net assets*............................................................           2.36%/(d)/
Portfolio turnover..................................................................................          2,654%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                           ProFund VP UltraSmall-Cap

   For the year ended December 31, 2002, the ProFund VP UltraSmall-Cap had a NAV total return of -42.61%*, compared to a return of -21.58% for the unmanaged Russell 2000(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the ProFund VP UltraSmall-Cap achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   The performance of the Russell 2000 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

Value of a $10,000 Investment

                  [CHART]

             ProFund VP Ultra Small-Cap  Russell 2000
             --------------------------  ------------
10/18/99             $10,000              $10,000
12/31/99              11,997               12,344
 3/31/00              12,643               13,184
 6/30/00              11,587               12,649
 9/30/00              11,420               12,750
12/31/00               9,340               11,825
 3/31/01               7,825               11,018
 6/30/01               9,889               12,540
 9/30/01               6,012                9,901
12/31/01               8,630               11,946
 3/31/01               9,202               12,385
 6/30/01               7,520               11,314
 9/30/01               4,554                8,859
12/31/01               4,953                9,220

--------------------------------------------------
           Average Annual Total Return
                 as of 12/31/02
--------------------------------------------------
                                          Since
                                        Inception
                    1 Year    3 Year    (10/18/99)
--------------------------------------------------
VP UltraSmall-Cap  (42.61)%  (25.54)%    (19.70)%
--------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from 10/18/99 to 12/31/02.

   The performance of the ProFund VP UltraSmall-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks (85.5%)
                                                 Shares    Value
                                                 ------ -----------
            @ROAD, Inc.*........................   916  $     3,783
            1-800 CONTACTS, Inc.*...............   244        6,727
            1-800-FLOWERS.COM, Inc.*............   540        3,375
            1st Source Corp.....................   633       10,603
            3D Systems Corp.*...................   347        2,707
            3TEC Energy Corp.*..................   686        9,734
            4Kids Entertainment, Inc.*..........   413        9,119
            7-Eleven, Inc.*..................... 1,008        7,560
            A.C. Moore Arts & Crafts, Inc.*.....   529        6,724
            A.M. Castle & Co.*..................   302        1,374
            Aaon, Inc.*.........................   413        7,612
            AAR Corp............................ 1,119        5,763
            Aaron Rents, Inc....................   619       13,544
            ABC Bancorp.........................   432        5,594
            Abgenix, Inc.*...................... 3,414       25,161
            ABIOMED, Inc.*......................   545        1,984
            ABM Industries, Inc................. 1,648       25,544
            Acacia Research--Acacia Technologies   858        2,068
            Acacia Research--CombiMatrix*.......   479        1,744
            Acadia Realty Trust.................   585        4,341
            Acclaim Entertainment, Inc.*........ 3,042        2,008
            ACME Communications, Inc.*..........   403        3,212
            Actel Corp.*........................   919       14,906
            Acterna Corp.*...................... 1,170          187
            Action Performance Cos., Inc........   683       12,977
            Active Power, Inc.*................. 1,464        2,606
            Actuant Corp.*......................   400       18,580
            Actuate Corp.*...................... 1,927        3,411
            Acuity Brands, Inc.................. 1,810       24,507
            ADE Corp.*..........................   408        2,436
            Administaff, Inc.*..................   834        5,004
            Adolor Corp.*....................... 1,363       18,700
            ADTRAN, Inc.*.......................   884       29,084
            Advanced Digital Information Corp.*. 2,722       18,265
            Advanced Energy Industries, Inc.*...   724        9,209
            Advanced Marketing Services, Inc....   614        9,026
            Advanced Neuromodulation Systems,
             Inc.*..............................   387       13,583
            Advanced Power Technology, Inc.*....   240          780
            Advanta Corp.--Class B..............   966        9,071
            Advisory Board Co.*.................   243        7,266
            ADVO, Inc.*.........................   823       27,019
            AEP Industries, Inc.*...............   177        2,313
            Aeroflex, Inc.*..................... 2,621       18,085
            Aeropostale, Inc.*..................   545        5,761
            Aether Systems, Inc.*............... 1,580        5,941
            AFC Enterprises, Inc.*..............   574       12,060
            Aftermarket Technology Corp.*.......   328        4,756
            Agile Software Corp.*............... 1,646       12,740
            AGL Resources, Inc.................. 2,441       59,315
            Airborne, Inc....................... 2,110       31,291
            Airgas, Inc.*....................... 2,520       43,469
            AirGate PCS, Inc.*.................. 1,069          663
            AirTran Holdings, Inc.*............. 2,754       10,741
            Akamai Technologies, Inc.*.......... 4,301        7,441
            Aksys, Ltd.*........................ 1,114        5,904
            Alabama National BanCorporation.....   424       18,443
            Alamo Group, Inc....................   268        3,283
            Alamosa Holdings, Inc.*............. 3,222        1,675
            ALARIS Medical, Inc.*...............   619        3,776

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Alaska Air Group, Inc.*................. 1,053  $    22,798
          Alaska Communications Systems Holdings,
           Inc.*..................................   268          493
          Albany International Corp.--Class A..... 1,035       21,383
          Albany Molecular Research, Inc.*........   903       13,356
          Alderwoods Group, Inc.*................. 1,742        8,238
          Alexander & Baldwin, Inc................ 1,784       46,009
          Alexander's, Inc.*......................    85        5,487
          Alexandria Real Estate Equities, Inc....   775       33,015
          Alexion Pharmaceuticals, Inc.*..........   793       11,197
          Alfa Corp............................... 1,522       18,281
          Alico, Inc..............................   145        3,857
          Align Technology, Inc.*................. 1,445        3,990
          Alkermes, Inc.*......................... 2,381       14,929
          Allegiance Telecom, Inc.*............... 4,784        3,205
          Allegiant Bancorp., Inc.................   516        9,406
          Allen Telecom, Inc.*.................... 1,200       11,364
          Alliance Gaming Corp.*.................. 1,847       31,455
          Alliance Imaging, Inc.*.................   508        2,692
          Alliance Semiconductor Corp.*...........   974        3,828
          Allos Therapeutics, Inc.*............... 1,003        7,543
          Alloy, Inc.*............................ 1,363       14,924
          Allscripts Healthcare Solution, Inc.*... 1,010        2,414
          Alpharma, Inc........................... 1,292       15,388
          Altiris, Inc.*..........................   219        3,486
          Ambassadors Groups, Inc.*...............   243        3,145
          AMC Entertainment, Inc.*................ 1,282       11,346
          AMCOL International Corp................   866        5,023
          Amcore Financial, Inc................... 1,079       23,414
          AMERCO*.................................   435        1,923
          American Capital Strategies, Ltd........ 1,811       39,099
          American Financial Holdings, Inc........   932       27,848
          American Healthways, Inc.*..............   465        8,138
          American Home Mortgage Holdings, Inc....   376        4,136
          American Italian Pasta Co.*.............   724       26,050
          American Management Systems, Inc.*...... 1,710       20,503
          American Medical Security Group, Inc.*..   268        3,747
          American Medical Systems Holdings, Inc.*   852       13,811
          American National Bankshares, Inc.......   252        6,552
          American Pharmaceutical Partners, Inc.*.   371        6,604
          American Physicians Capital, Inc........   379        7,129
          American States Water Co................   662       15,325
          American Superconductor Corp.*..........   897        2,700
          American Tower Corp.*................... 7,063       24,932
          American Woodmark Corp..................   201        9,548
          AMERIGROUP Corp.*.......................   419       12,700
          AmeriPath, Inc.*........................ 1,229       26,423
          Ameristar Casinos, Inc.*................   453        6,387
          Ameritrade Holding Corp.*............... 4,018       22,741
          Ameron International Corp...............   156        8,603
          Ametek, Inc............................. 1,442       55,504
          Amli Residential Properties Trust.......   585       12,449
          AmSurg Corp. *..........................   892       18,224
          Amylin Pharmaceuticals, Inc.*........... 2,677       43,207
          ANADIGICS, Inc.*........................ 1,340        3,457
          Analogic Corp...........................   291       14,634
          Anaren Microwave, Inc.*.................   982        8,642
          Anchor BanCorp Wisconsin, Inc...........   921       19,111
          Angelica Corp...........................   376        7,764
          Anixter International, Inc.*............ 1,363       31,689

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           AnnTaylor Stores Corp.*................  1,921 $    39,226
           Answerthink, Inc.*.....................  2,049       5,123
           ANSYS, Inc.*...........................    641      12,948
           Anteon International Corp.*............    657      15,767
           Anthracite Capital, Inc................  2,007      21,876
           Antigenics, Inc.*......................    958       9,810
           Anworth Mortgage Asset Corp............  1,056      13,274
           APAC Customer Services, Inc.*..........  1,125       2,633
           Apex Mortgage Capital, Inc.............  1,277       8,352
           Aphton Corp.*..........................    892       3,470
           Apogee Enterprises, Inc................  1,237      11,072
           Applera Corp.--Celera Genomics Group*..  3,002      28,669
           Applica, Inc.*.........................    705       3,525
           Applied Films Corp.*...................    481       9,615
           Applied Industrial Technologies, Inc...    837      15,819
           Applied Molecular Evolution, Inc.*.....    585       1,199
           Apria Healthcare Group, Inc.*..........  1,782      39,632
           Arbitron, Inc.*........................  1,282      42,946
           Arch Chemicals, Inc....................    876      15,987
           Arch Coal, Inc.........................  1,978      42,705
           Arctic Cat, Inc........................    657      10,512
           Arden Group, Inc.*.....................     58       3,510
           Arena Pharmaceuticals, Inc.*...........    850       5,534
           Argonaut Group, Inc....................    942      13,895
           Argosy Gaming Co.*.....................  1,088      20,596
           Ariad Pharmaceuticals, Inc.*...........  1,358       3,259
           Ariba, Inc.*........................... 11,552      28,649
           Arkansas Best Corp.*...................    937      24,344
           Armor Holdings, Inc.*..................  1,032      14,211
           ArQule, Inc.*..........................    927       2,827
           Array Biopharma, Inc.*.................    841       4,668
           Arris Group, Inc.*.....................  2,857      10,199
           Arrow Financial Corp...................    277       8,523
           Arrow International, Inc...............    406      16,513
           Artesyn Technologies, Inc.*............  1,294       4,969
           ArthroCare Corp.*......................    953       9,387
           Artisan Components, Inc.*..............    648       9,999
           Asbury Automotive Group, Inc.*.........    334       2,809
           Ascent Media Group, Inc.--Class A*.....    270         302
           Ascential Software Corp.*.............. 10,547      25,313
           AsiaInfo Holdings, Inc.*...............  1,263       8,008
           Aspect Communications Corp.*...........  2,295       6,518
           Aspen Technology, Inc.*................  1,670       4,726
           Associated Estates Realty Corp.........    707       4,772
           Astec Industries, Inc.*................    664       6,594
           AstroPower, Inc.*......................    815       6,512
           Asyst Technologies, Inc.*..............  1,668      12,260
           Ata Holdings Corp.*....................    139         635
           Atherogenics, Inc.*....................  1,086       8,047
           Atlantic Coast Airlines Holdings, Inc.*  1,774      21,341
           Atlas Air, Inc.*.......................    720       1,087
           ATMI, Inc.*............................  1,181      21,872
           Atmos Energy Corp......................  1,806      42,116
           Atrix Laboratories, Inc.*..............    892      13,682
           Atwood Oceanics, Inc.*.................    390      11,739
           Audiovox Corp.--Class A*...............    732       7,570
           August Technology Corp.*...............    318       1,609
           Aurora Foods, Inc.*....................  1,107         863
           Avanex Corp.*..........................  2,559       2,682
           AVANIR Pharmaceuticals--Class A*.......  2,549       2,549

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Avatar Holdings, Inc.*.................   187  $     4,301
           Avenue A, Inc.*........................ 1,517        4,399
           Aviall, Inc.*..........................   815        6,561
           Avid Technology, Inc.*................. 1,088       24,970
           Avigen, Inc.*..........................   876        5,002
           Avista Corp............................ 2,086       24,114
           Avocent Corp.*......................... 1,816       40,352
           Axcelis Technologies, Inc.*............ 4,280       24,007
           AXT, Inc.*.............................   813        1,463
           Aztar Corp.*........................... 1,496       21,363
           Baldor Electric Co..................... 1,328       26,228
           Baldwin & Lyons, Inc.--Class B.........   251        5,911
           Bally Total Fitness Holding Corp.*..... 1,347        9,550
           BancFirst Corp.........................   168        7,896
           Bandag, Inc............................   455       17,599
           Bank Mutual Corp.......................   484       11,195
           Bank of Granite Corp...................   595       10,413
           Bank of the Ozarks, Inc................   191        4,477
           Bankatlantic Bancorp, Inc.--Class A.... 1,819       17,190
           BankUnited Financial Corp.--Class A*...   932       15,080
           Banner Corp............................   450        8,487
           Banta Corp............................. 1,091       34,115
           Barnes Group, Inc......................   450        9,158
           BARRA, Inc.*...........................   654       19,836
           Bassett Furniture Industries, Inc......   439        6,286
           Bay View Capital Corp.*................ 2,739       15,749
           BE Aerospace, Inc.*.................... 1,559        5,675
           Beasley Broadcast Group, Inc.--Class A*   256        3,062
           Beazer Homes U.S.A., Inc.*.............   521       31,572
           Bebe Stores, Inc.*.....................   188        2,519
           Bedford Property Investors, Inc........   631       16,210
           BEI Technologies, Inc..................   476        5,326
           Bel Fuse, Inc.--Class B................   427        8,604
           Belden, Inc............................   990       15,068
           Bell Microproducts, Inc.*..............   757        4,194
           Benchmark Electronics, Inc.*...........   991       28,402
           Benihana, Inc.--Class A*...............   206        2,781
           Bentley Pharmaceuticals, Inc.*.........   529        4,258
           Berkshire Hills Bancorp, Inc...........   270        6,359
           Berry Petroleum Co.--Class A...........   720       12,276
           Beverly Enterprises, Inc.*............. 4,283       12,207
           Bio-Rad Laboratories, Inc.--Class A*...   736       28,482
           Bio-Reference Laboratories, Inc.*......   318        1,962
           Bio-Technology General Corp.*.......... 2,556        8,182
           BioMarin Pharmaceutical, Inc.*......... 1,585       11,174
           Biopure Corp.*.........................   810        3,013
           Bioreliance Corp.*.....................   145        3,360
           Biosite Diagnostics, Inc.*.............   500       17,010
           BKF Capital Group, Inc.*...............   256        4,518
           Black Box Corp.........................   884       39,602
           Black Hills Corp....................... 1,172       31,081
           Blair Corp.............................   347        8,093
           Blyth, Inc............................. 1,411       37,757
           Bob Evans Farms, Inc................... 1,530       35,726
           Boca Resorts, Inc.--Class A*........... 1,245       13,322
           Bombay Co., Inc.*...................... 1,445        7,225
           Bone Care International, Inc.*.........   419        4,077
           Borland Software Corp.*................ 2,652       32,620
           Boston Beer Co., Inc.--Class A*........   403        5,763
           Boston Communications Group, Inc.*.....   561        7,130

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Boston Private Financial Holdings, Inc...   839  $    16,663
          BostonFed Bancorp, Inc...................   173        4,619
          Bowne & Co., Inc......................... 1,464       17,495
          Boyd Gaming Corp.*....................... 1,355       19,038
          Boyds Collection, Ltd.*..................   773        5,140
          Boykin Lodging Co........................   752        7,016
          Bradley Pharmaceuticals, Inc.*...........   360        4,691
          Brady Corp.--Class A.....................   802       26,747
          Brandywine Realty Trust.................. 1,162       25,343
          Bridgford Foods Corp.....................   127        1,424
          Briggs & Stratton Corp...................   945       40,134
          Bright Horizons Family Solutions, Inc.*..   443       12,457
          BriteSmile, Inc.*........................   526          174
          Broadwing, Inc.*......................... 8,373       29,473
          Brookline Bancorp, Inc................... 2,565       30,523
          Brooks-PRI Automation, Inc.*............. 1,477       16,926
          Brookstone, Inc.*........................   368        5,321
          Brown Shoe Co., Inc......................   765       18,230
          Bruker AXS, Inc.*........................   395          715
          Bruker Daltronics, Inc.*.................   489        2,377
          Brush Wellman, Inc.*.....................   725        3,988
          Bryn Mawr Bank Corp......................   160        5,861
          BSB Bancorp, Inc.........................   376        7,885
          Buca, Inc.*..............................   664        5,524
          Buckeye Technologies, Inc.*.............. 1,119        6,882
          Building Materials Holding Corp..........   532        7,608
          Burlington Coat Factory Warehouse Corp...   778       13,965
          Bush Industries, Inc.....................   368        1,781
          Butler Manufacturing Co..................   241        4,663
          BWAY Corp.*..............................   180        3,560
          C&D Technologies, Inc.................... 1,135       20,055
          C-COR.net Corp.*......................... 1,374        4,562
          Cable Design Technologies Corp.*......... 1,937       11,428
          Cabot Microelectronics Corp.*............   990       46,727
          Cabot Oil & Gas Corp..................... 1,210       29,984
          Cache, Inc.*.............................   114        1,573
          CACI International, Inc.--Class A*....... 1,244       44,336
          Cadiz, Inc.*............................. 1,585          872
          Cal Dive International, Inc.*............ 1,606       37,741
          Calgon Carbon Corp....................... 1,464        7,232
          California First National Bancorp........   150        1,920
          California Pizza Kitchen, Inc.*..........   619       15,599
          California Water Service Group...........   612       14,474
          Caliper Technologies Corp.*.............. 1,061        3,183
          Cambrex Corp.............................   982       29,666
          Camden National Corp.....................   350        8,470
          Caminus Corp.*...........................   376          880
          Cantel Medical Corp.*....................   289        3,659
          Capital Automotive Real Estate Investment
           Trust...................................   935       22,160
          Capital City Bank Group, Inc.............   305       11,953
          Capitol Bancorp, Ltd.....................   334        7,749
          Capstead Mortgage Corp...................   421       10,377
          Capstone Turbine Corp.*.................. 3,385        3,047
          Caraustar Industries, Inc................ 1,149       10,893
          CARBO Ceramics, Inc......................   400       13,480
          Cardiac Science, Inc.*................... 2,398        5,299
          CardioDynamics International Corp.*...... 1,395        4,283
          Carlisle Cos., Inc....................... 1,326       54,870
          Carpenter Technology Corp................   837       10,421

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Carreker Corp.*......................   842  $     3,814
            Cascade Bancorp......................   545        7,532
            Cascade Corp.........................   408        6,508
            Cascade Natural Gas Corp.............   481        9,620
            Casella Waste Systems, Inc.*.........   723        6,427
            Casey's General Stores, Inc.......... 1,702       20,781
            Cash America International, Inc......   958        9,120
            Catapult Communications Corp.*.......   230        2,749
            Cathay Bancorp, Inc..................   675       25,643
            Cato Corp.--Class A..................   638       13,774
            CB Bancshares, Inc...................   146        6,208
            CBL & Associates Properties, Inc.....   884       35,404
            CCBT Financial Companies, Inc........   376        9,656
            CCC Information Services Group, Inc.*   534        9,479
            CDI Corp.*...........................   516       13,922
            Cell Genesys, Inc.*.................. 1,437       16,024
            Cell Therapeutics, Inc.*............. 1,451       10,549
            Centene Corp.*.......................   219        7,356
            Centennial Communications Corp.*.....   436        1,138
            Center Trust, Inc....................   458        3,572
            Centex Construction Products, Inc....   280        9,842
            Centillium Communications, Inc.*..... 1,215        2,746
            Central Coast Bancorp*...............   323        6,382
            Central Garden & Pet Co.*............   623       11,532
            Central Parking Corp.................   760       14,334
            Central Vermont Public Service Corp..   508        9,286
            Century Aluminum Co..................   516        3,824
            Century Bancorp, Inc.--Class A.......   135        3,580
            Century Business Services, Inc.*..... 3,443        9,124
            Cepheid, Inc.*....................... 1,148        5,853
            Ceres Group, Inc.*...................   828        1,590
            Cerus Corp.*.........................   586       12,599
            CFS Bancorp, Inc.....................   524        7,493
            CH Energy Group, Inc.................   713       33,247
            Champion Enterprises, Inc.*.......... 2,129        6,068
            Championship Auto Racing Teams, Inc.*   472        1,746
            Champps Entertainment, Inc.*.........   360        3,424
            Charles River Associates, Inc.*......   323        4,574
            Charlotte Russe Holding, Inc.*.......   326        3,459
            Charming Shoppes, Inc.*.............. 5,193       21,707
            Charter Financial Corp...............   170        5,284
            Charter Municipal Mortgage Acceptance
             Co.................................. 1,798       31,231
            Chateau Communities, Inc.............   977       22,471
            Chattem, Inc.*.......................   453        9,309
            Checkers Drive-In Restaurants, Inc.*.   358        2,241
            Checkpoint Systems, Inc.*............ 1,405       14,528
            Chelsea Property Group, Inc.......... 1,326       44,169
            Chemed Corp..........................   427       15,094
            Chemical Financial Corp..............   984       31,636
            Cherokee, Inc.*......................   209        3,051
            Chesapeake Corp......................   611       10,906
            Chesapeake Energy Corp............... 6,200       47,987
            Chicago Pizza & Brewery, Inc.*.......   460        3,174
            Chippac, Inc.--Class A*.............. 2,116        7,512
            Chiquita Brands International, Inc.*. 1,570       20,818
            Chittenden Corp...................... 1,298       33,073
            Choice Hotels International, Inc.*...   887       20,135
            Cholestech Corp.*....................   508        3,536
            Chordiant Software, Inc.*............ 1,562        2,249

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Christopher & Banks Corp.*........... 1,023  $    21,227
            Churchill Downs, Inc.................   259        9,889
            Ciber, Inc.*......................... 2,433       12,530
            Cima Labs, Inc.*.....................   619       14,974
            Ciphergen Biosystems, Inc.*..........   892        3,077
            Circor International, Inc............   437        6,948
            Cirrus Logic, Inc.*.................. 3,171        9,132
            Citizens First Bancorp, Inc..........   374        7,876
            Citizens, Inc.*......................   990        7,424
            City Bank............................   328        8,118
            City Holding Co......................   736       20,792
            CKE Restaurants, Inc.*............... 2,221        9,550
            Claire's Stores, Inc................. 1,847       40,762
            Clarcor, Inc......................... 1,085       35,013
            Clark/Bardes, Inc.*..................   619       11,916
            Clearone Communications, Inc.*.......   344        1,531
            CLECO Corp........................... 1,776       24,864
            Cleveland-Cliffs, Inc................   387        7,682
            Closure Medical Corp.*...............   228        2,389
            CNA Surety Corp......................   675        5,299
            CNET Networks, Inc.*................. 5,424       14,699
            Coachmen Industries, Inc.............   625        9,875
            Coastal Bancorp, Inc.................   166        5,370
            Coastal Financial Corp...............   365        4,979
            Cobalt Corp.*........................   410        5,658
            CoBiz, Inc...........................   325        4,826
            Coca-Cola Bottling Co................    37        2,387
            Cognex Corp.*........................ 1,464       26,982
            Cognizant Technology Solutions Corp.*   355       25,642
            Coherent, Inc.*...................... 1,260       25,137
            Cohu, Inc............................   903       13,274
            Coinstar, Inc.*......................   951       21,540
            Coldwater Creek, Inc.*...............   204        3,917
            Cole National Corp.*.................   424        4,834
            Collins & Aikman Corp.*.............. 1,061        4,721
            Colonial Properties Trust............   617       20,941
            Columbia Bancorp.....................   254        5,596
            Columbia Banking System, Inc.*.......   579        7,301
            Columbia Laboratories, Inc.*......... 1,141        3,834
            Columbus Mckinnon Corp.*.............   534        2,040
            Comfort Systems U.S.A., Inc.*........ 1,652        5,534
            Commerce Group, Inc.................. 1,072       40,189
            Commerce One, Inc.*..................     1            3
            Commercial Federal Corp.............. 1,978       46,186
            Commercial Metals Co................. 1,053       17,101
            Commercial NET Lease Realty.......... 1,602       24,559
            Commonwealth Bancorp, Inc............   328       15,209
            Commonwealth Telephone Enterprises,
             Inc.*...............................   473       16,952
            Commscope, Inc.*..................... 2,253       17,799
            Community Bank System, Inc...........   495       15,518
            Community Banks, Inc.................   337        9,335
            Community First Bankshares, Inc...... 1,742       46,093
            Community Trust Bancorp, Inc.........   550       13,827
            Compucom Systems, Inc.*..............   996        5,588
            CompuCredit Corp.*...................   746        5,274
            Computer Horizons Corp.*............. 1,371        4,483
            Computer Network Technology Corp.*... 1,107        7,860
            Computer Programs & Systems, Inc.*...   127        3,145
            CompX International, Inc.--Class B...   161        1,348

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Comstock Resources, Inc.*............   990  $     9,197
            Conceptus, Inc.*.....................   734        8,792
            Concord Camera Corp.*................ 1,053        5,718
            Concord Communications, Inc.*........   695        6,248
            Concurrent Computer Corp.*........... 2,703        7,785
            CONMED Corp.*........................ 1,176       23,038
            Connecticut Bancshares, Inc..........   489       18,802
            Connecticut Water Service, Inc.......   334        8,427
            Connetics Corp.*..................... 1,337       16,071
            Consolidated Graphics, Inc.*.........   484       10,769
            Cooper Cos., Inc..................... 1,328       33,227
            Coorstek, Inc.*......................   376        9,607
            Corinthian Colleges, Inc.*........... 1,652       62,544
            Corixa Corp.*........................ 2,011       12,850
            Corn Products International, Inc..... 1,474       44,412
            Cornell Cos., Inc.*..................   572        5,148
            Cornerstone Realty Income Trust, Inc. 2,099       16,708
            Corporate Executive Board Co.*....... 1,617       51,614
            Corporate Office Properties Trust....   740       10,382
            Correctional Properties Trust........   315        6,836
            Corrections Corp. of America*........ 1,223       20,974
            Corus Bankshares, Inc................   392       17,115
            Corvel Corp.*........................   286       10,225
            Cost Plus, Inc.*.....................   842       24,140
            CoStar Group, Inc.*..................   569       10,498
            Courier Corp.........................   161        7,380
            Covance, Inc.*....................... 2,719       66,861
            Covansys Corp.*......................   839        3,153
            Covenant Transport, Inc.*............   254        4,816
            CPB, Inc.............................   617       16,937
            CPI Corp.............................   307        4,448
            Crawford & Co.--Class B.............. 1,162        5,810
            Cray, Inc.*.......................... 2,011       15,424
            Credence Systems Corp.*.............. 2,647       24,697
            Credit Acceptance Corp.*.............   580        3,701
            Cree Research, Inc.*................. 3,182       52,025
            Crompton Corp........................ 4,966       29,548
            Cross Country, Inc.*................. 1,408       19,641
            Cross Media Marketing Corp.*.........   363          200
            Crown American Realty Trust.......... 1,098       10,102
            Crown Cork & Seal Co., Inc.*......... 6,969       55,404
            Crown Media Holdings, Inc.--Class A*. 1,095        2,475
            Cryolife, Inc.*......................   709        4,842
            CSK Auto Corp.*...................... 1,245       13,695
            CSS Industries, Inc.*................   146        4,833
            CT Communications, Inc...............   736        8,317
            CTS Corp............................. 1,302       10,091
            Cubic Corp...........................   675       12,440
            Cubist Pharmaceuticals, Inc.*........ 1,183        9,736
            Culp, Inc.*..........................   264        2,244
            Cuno, Inc.*..........................   678       22,455
            CuraGen Corp.*....................... 1,872        8,705
            Curative Health Services, Inc.*......   447        7,711
            Curtiss-Wright Corp..................   453       28,911
            CV Therapeutics, Inc.*............... 1,186       21,609
            CVB Financial Corp................... 1,149       29,220
            Cyberonics, Inc.*....................   948       17,443
            Cytec Industries, Inc.*.............. 1,731       47,221
            D & K Healthcare Resources, Inc......   561        5,745
            Daisytek International Corp.*........   775        6,146

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Daktronics, Inc.*.....................   611  $     8,175
           Datascope Corp........................   517       12,822
           Datastream Systems, Inc.*.............   683        4,371
           Dave & Buster's, Inc.*................   479        4,143
           DDi Corp.*............................ 2,097          461
           Deb Shops, Inc........................   180        3,998
           Decode Genetics, Inc.*................ 1,585        2,932
           Del Laboratories, Inc.*...............   182        3,676
           Del Monte Foods Co.*.................. 8,044       61,939
           dELiA*s Corp.*........................ 1,413          636
           Delphi Financial Group, Inc.--Class A.   574       21,789
           Delta & Pine Land Co.................. 1,606       32,778
           Deltagen, Inc.*.......................   346          166
           Deltic Timber Corp....................   432       11,534
           Denbury Resources, Inc.*.............. 1,032       11,662
           Dendrite International, Inc.*......... 1,352       10,099
           Department 56, Inc.*..................   481        6,205
           DHB Industries, Inc.*.................   725        1,204
           DiamondCluster International,
            Inc.--Class A*.......................   887        2,785
           DIANON Systems, Inc.*.................   368       17,557
           Digene Corp.*.........................   513        5,879
           Digimarc Corp.*.......................   387        4,389
           Digital Insight Corp.*................ 1,236       10,741
           Digital River, Inc.*.................. 1,168       13,958
           Digitas, Inc.*........................   408        1,412
           Dime Community Bancshares, Inc........   974       18,652
           DIMON, Inc............................ 1,800       10,800
           Dionex Corp.*.........................   765       22,728
           Discovery Partners International*.....   740        2,057
           Diversa Corp.*........................ 1,048        9,484
           Dj Orthopedics, Inc.*.................   318        1,196
           Docucorp International, Inc.*.........   346        2,291
           Documentum, Inc.*..................... 1,731       27,107
           Dollar Thrifty Automotive Group, Inc.* 1,066       22,546
           Dominion Homes, Inc.*.................   109        1,553
           DoubleClick, Inc.*.................... 5,185       29,347
           Dover Downs Gaming & Entertainment,
            Inc..................................   435        3,954
           Dover Motorsports, Inc................   683        3,176
           DQE, Inc.............................. 3,123       47,595
           Dress Barn, Inc.*..................... 1,215       16,160
           Drew Industries, Inc.*................   225        3,611
           Drexler Technology Corp.*.............   370        4,662
           Drill-Quip, Inc.*.....................   275        4,648
           DRS Technologies, Inc.*...............   722       22,620
           drugstore.com, Inc.*.................. 1,138        2,731
           DSP Group, Inc.*...................... 1,183       18,715
           Duane Reade, Inc.*....................   948       16,116
           Ducommun, Inc.*.......................   299        4,739
           DuPont Photomasks, Inc.*..............   521       12,113
           Dura Automotive Systems, Inc.*........   646        6,486
           Durect Corp.*......................... 1,075        2,172
           DVI, Inc.*............................   545        4,115
           Dycom Industries, Inc.*............... 2,091       27,706
           Dynacq International, Inc.*...........   235        3,376
           Dynamics Research Corp.*..............   293        4,105
           E.piphany, Inc.*...................... 2,742       11,434
           EarthLink, Inc.*...................... 5,464       29,779
           EarthShell Corp.*..................... 3,067        1,779

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            East-West Bancorp, Inc.............. 1,032  $    37,235
            Eastgroup Properties, Inc...........   631       16,091
            Echelon Corp.*...................... 1,093       12,253
            Eclipsys Corp.*..................... 1,511        8,084
            EDO Corp............................   670       13,923
            eFunds Corp.*....................... 2,033       18,521
            EGL, Inc.*.......................... 1,504       21,432
            El Paso Electric Co.*............... 2,044       22,484
            Electro Rent Corp.*.................   611        7,406
            Electro Scientific Industries, Inc.* 1,200       24,000
            Electroglas, Inc.*..................   924        1,423
            Electronics Boutique Holdings Corp.*   439        6,941
            Electronics for Imaging, Inc.*...... 2,369       38,522
            Elizabeth Arden, Inc.*..............   569        8,422
            ElkCorp.............................   849       14,688
            Embarcadero Technologies, Inc.*.....   350        2,090
            Embrex, Inc.*.......................   313        3,483
            EMC Insurance Group, Inc............    99        1,769
            EMCOR Group, Inc.*..................   646       34,243
            EMCORE Corp.*....................... 1,053        2,306
            Empire District Electric Co.........   972       17,690
            EMS Technologies, Inc.*.............   458        7,150
            Encore Acquisition Co.*.............   384        7,073
            Encore Wire Corp.*..................   579        5,240
            Endo Pharmaceuticals Holdings, Inc.*   919        7,075
            Endocardial Solutions, Inc.*........   599        2,025
            Energen Corp........................ 1,504       43,766
            Energy Conversion Devices, Inc.*....   654        6,410
            Energy Partners, Ltd.*..............   837        8,956
            Energysouth, Inc....................   180        5,076
            Engineered Support Systems, Inc.....   594       21,776
            Ennis Business Forms, Inc...........   712        8,273
            Entegris, Inc.*..................... 2,006       20,662
            Enterasys Networks, Inc.*........... 7,063       11,018
            Entertainment Properties Trust......   748       17,593
            Entrust Technologies, Inc.*......... 2,092        7,029
            Enzo Biochem, Inc.*................. 1,009       14,126
            Enzon, Inc.*........................ 1,875       31,350
            Eon Labs, Inc.*.....................   428        8,093
            EPIQ Systems, Inc.*.................   432        6,618
            Epix Medical, Inc.*.................   545        3,940
            Equity Inns, Inc.................... 1,769       10,649
            Equity One, Inc.....................   268        3,578
            eResearch Technology, Inc.*.........   353        5,913
            Escalade, Inc.*.....................   154        3,080
            ESCO Technologies, Inc.*............   521       19,277
            eSPEED, Inc.--Class A*..............   982       16,635
            Esperion Therapeutics, Inc.*........ 1,276        9,070
            ESS Technology, Inc.*............... 1,324        8,328
            Essex Property Trust, Inc...........   630       32,036
            Esterline Technologies Corp.*.......   906       16,009
            eUniverse, Inc.*....................   550        3,124
            Euronet Worldwide, Inc.*............   620        4,656
            Evergreen Resources, Inc.*..........   826       37,046
            Exact Sciences Corp.*...............   497        5,383
            Exar Corp.*......................... 1,705       21,142
            Excel Technology, Inc.*.............   382        6,834
            Exelixis, Inc.*..................... 1,972       15,776
            Exploration Co. of Delaware*........   680        2,026
            ExpressJet Holdings, Inc.*.......... 1,310       13,428

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Extreme Networks, Inc.*................. 4,500  $    14,715
          Exult, Inc.*............................ 2,067        6,573
          F&M Bancorp.............................   472       15,104
          F.A.O., Inc.*...........................   725          341
          F5 Networks, Inc.*......................   969       10,407
          Factory 2-U Stores, Inc.*...............   566        1,931
          FactSet Research Systems, Inc...........   908       25,669
          FalconStor Software, Inc.*.............. 1,488        5,773
          Farmer Brothers Co......................    37       11,433
          Farmers Capital Bank Corp...............   270        8,978
          FBL Financial Group, Inc.--Class A......   497        9,677
          FBR Asset Investment Corp...............   892       30,239
          Federal Agricultural Mortgage
           Corp.--Class C*........................   344       10,540
          Federal Realty Investment Trust......... 1,686       47,410
          Federal Signal Corp..................... 2,086       40,510
          FEI Co.*................................ 1,053       16,100
          FelCor Lodging Trust, Inc............... 2,155       24,653
          Ferro Corp.............................. 1,416       34,593
          Fidelity Bankshares, Inc................   691       12,369
          Fidelity National Information Solutions,
           Inc.*..................................   635       10,954
          Filenet Corp.*.......................... 1,456       17,763
          Financial Federal Corp.*................   553       13,897
          Financial Industries Corp...............   344        4,899
          Financial Institutions, Inc.............   337        9,894
          Finisar Corp.*.......................... 5,818        5,527
          Finish Line, Inc.--Class A*.............   823        8,683
          Finlay Enterprises, Inc.*...............   232        2,798
          First Bancorp...........................   315        7,406
          First BanCorp........................... 1,456       32,906
          First Banks America, Inc.*..............    35        1,419
          First Busey Corp........................   395        9,109
          First Charter Corp...................... 1,344       24,192
          First Citizens BancShares, Inc.--Class A   262       25,309
          First Commonwealth Financial Corp....... 2,567       29,521
          First Community Bancorp--Class A........   428       14,094
          First Community Bankshares, Inc.........   384       11,812
          First Consulting Group, Inc.*...........   791        4,556
          First Defiance Financial Corp...........   232        4,385
          First Essex Bancorp, Inc................   289        9,653
          First Federal Capital Corp..............   749       14,461
          First Financial Bancorp................. 1,575       25,815
          First Financial Bankshares, Inc.........   540       20,520
          First Financial Corp....................   297       14,443
          First Financial Holdings, Inc...........   588       14,558
          First Horizon Pharmaceutical Corp.*.....   974        7,284
          First Indiana Corp......................   505        9,353
          First Merchants Corp....................   723       16,477
          First National Corp.....................   336        8,064
          First Niagara Financial Group...........   406       10,605
          First Oak Brook Bancshares, Inc.........   187        5,876
          First Place Financial Corp..............   558        9,280
          First Republic Bank*....................   452        9,035
          First Sentinel Bancorp, Inc............. 1,082       15,570
          First South Bancorp, Inc................   120        4,270
          First State Bancorporation..............   259        6,423
          FirstFed America Bancorp, Inc...........   315        7,828
          FirstFed Financial Corp.*...............   752       21,770
          Fisher Communications, Inc..............   216       11,387

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Flagstar Bancorp, Inc..................   586  $    12,658
           Fleetwood Enterprises, Inc.*........... 1,530       12,011
           Fleming Cos., Inc...................... 2,020       13,271
           FLIR Systems, Inc.*....................   654       31,915
           Florida East Coast Industries, Inc.....   996       23,107
           Florida Rock Industries, Inc...........   860       32,724
           Flow International Corp.*..............   574        1,464
           Flowers Foods, Inc.....................   964       18,808
           Flushing Financial Corp................   435        7,124
           FMC Corp.*............................. 1,306       35,680
           FNB Corp...............................   252        5,980
           Foamex International, Inc.*............   942        2,977
           Footstar, Inc.*........................   879        6,118
           Forrester Research, Inc.*..............   622        9,685
           Forward Air Corp.*.....................   500        9,705
           Fossil, Inc.*..........................   876       17,818
           Foundry Networks, Inc.*................ 3,761       26,477
           FPIC Insurance Group, Inc.*............   386        2,663
           Franklin Electric Co., Inc.............   278       13,347
           Franklin Financial Corp................   119        2,729
           Fred's, Inc............................   945       24,287
           FreeMarkets, Inc.*..................... 1,713       11,030
           Fremont General Corp................... 2,551       11,454
           Friedman's, Inc.--Class A..............   724        6,284
           Friedman, Billings, Ramsey Group, Inc.*   717        6,711
           Frontier Airlines, Inc.*............... 1,290        8,720
           Frontier Financial Corp................   702       17,957
           Frontier Oil Corp...................... 1,141       19,648
           FSI International, Inc.*............... 1,283        5,774
           FTI Consulting, Inc.*..................   953       38,262
           FuelCell Energy, Inc.*................. 1,493        9,782
           Fuller (H. B.) Co...................... 1,237       32,014
           G & K Services, Inc....................   854       30,233
           Gabelli Asset Management,
            Inc.--Class A*........................   270        8,111
           Gables Residential Trust............... 1,085       27,049
           Gaiam, Inc.*...........................   240        2,489
           Galyan's Trading Co.*..................   453        4,530
           Gardner Denver, Inc.*..................   694       14,088
           Gart Sports Co.*.......................   273        5,283
           Gartner Group, Inc.*................... 3,614       33,249
           Gaylord Entertainment Co.*.............   961       19,797
           GBC Bancorp............................   337        6,524
           GenCorp, Inc........................... 1,358       10,755
           Gene Logic, Inc.*...................... 1,178        7,410
           Genencor International, Inc.*..........   421        4,117
           General Binding Corp.*.................   257        2,179
           General Cable Corp..................... 1,443        5,483
           General Communication, Inc.--Class A*.. 1,806       12,118
           Genesco, Inc.*.........................   876       16,320
           Genesee & Wyoming, Inc.--Class A*......   505       10,277
           Genesis Microchip, Inc.*............... 1,335       17,422
           Genlyte Group, Inc.*...................   526       16,390
           Genta, Inc.*........................... 1,864       14,334
           Gentiva Health Services, Inc...........   993        8,748
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 1,640        4,182
           Georgia Gulf Corp...................... 1,200       27,768
           German American Bancorp................   427        6,640
           Geron Corp.*........................... 1,079        3,884

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Getty Realty Corp.......................   675  $    12,791
          Gibraltar Steel Corp....................   368        7,006
          Glacier Bancorp, Inc....................   694       16,358
          Gladstone Capital Corp..................   387        6,374
          Glatfelter (P.H.) Co....................   428        5,632
          Glenborough Realty Trust, Inc...........   684       12,189
          Glimcher Realty Trust................... 1,291       22,915
          Global Imaging Systems, Inc.*...........   352        6,470
          Global Industries, Ltd.*................ 2,912       12,143
          Global Power Equipment Group, Inc.*.....   974        4,802
          GlobespanVirata, Inc.*.................. 4,836       21,327
          Gold Banc Corp., Inc.................... 1,474       14,624
          Golden Telecom, Inc.*...................   614        7,767
          Goody's Family Clothing, Inc.*..........   689        3,059
          Gorman-Rupp Co..........................   323        7,591
          GrafTech International, Ltd.*........... 2,480       14,781
          Granite Construction, Inc............... 1,403       21,747
          Granite State Bankshares, Inc...........   223        9,743
          Graphic Packaging International Corp.*..   990        5,584
          Gray Television, Inc....................   387        4,586
          Great American Financial Resources, Inc.   318        5,470
          Great Atlantic & Pacific Tea Co.*.......   728        5,868
          Great Lakes Chemical Corp............... 1,635       39,044
          Great Lakes REIT, Inc...................   574        9,557
          Great Southern Bancorp, Inc.............   248        9,114
          Green Mountain Coffee Roasters, Inc.*...   138        2,085
          Greif Brothers Corp.--Class A...........   564       13,423
          Grey Global Group, Inc..................    32       19,555
          Grey Wolf, Inc.*........................ 7,314       29,183
          Griffon Corp.*.......................... 1,156       15,745
          Group 1 Automotive, Inc.*...............   818       19,534
          GSI Commerce, Inc.*.....................   817        2,982
          Guess?, Inc.*...........................   326        1,366
          Guilford Pharmaceuticals, Inc.*......... 1,056        4,203
          Guitar Center, Inc.*....................   595        9,853
          Gulf Island Fabrication, Inc.*..........   307        4,989
          GulfMark Offshore, Inc.*................   588        8,673
          Gymboree Corp.*......................... 1,046       16,590
          Haemonetics Corp.*......................   783       16,803
          Hain Celestial Group, Inc.*............. 1,027       15,610
          Hall, Kinion & Associates, Inc.*........   439        2,454
          Hancock Fabrics, Inc....................   738       11,255
          Hancock Holding Co......................   582       25,986
          Handleman Co.*.......................... 1,085       12,477
          Handspring, Inc.*....................... 1,875        1,781
          Hanger Orthopedic Group, Inc.*..........   842       11,072
          Hanmi Financial Corp.*..................   384        6,440
          Hanover Compressor Co.*................. 2,108       19,352
          Harbor Florida Bancshares, Inc..........   929       20,921
          Harland (John H.) Co.................... 1,277       28,260
          Harleysville Group, Inc................. 1,291       34,121
          Harleysville National Corp.............. 1,035       27,655
          Harmonic, Inc.*......................... 2,602        5,985
          Harris Interactive, Inc.*............... 1,616        4,768
          Harvard Bioscience, Inc.*...............   855        2,820
          Harvest Natural Resources, Inc.*........ 1,517        9,785
          Haverty Furniture Cos., Inc.............   667        9,271
          Hawthorne Financial Corp.*..............   326        9,304
          Headwaters, Inc.*....................... 1,196       18,550
          Health Care REIT, Inc................... 1,702       46,039

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Healthcare Realty Trust, Inc............. 1,832  $    53,587
          Healthcare Services Group, Inc.*.........   408        5,320
          HealthExtras, Inc.*......................   667        2,701
          HealthTronics Surgical Services, Inc.*...   344        2,756
          Heartland Express, Inc.*................. 1,304       29,876
          Hecla Mining Co.*........................ 3,759       19,021
          HEICO Corp...............................   617        6,546
          Heidrick & Struggles International, Inc.*   789       11,575
          Helix Technology Corp.................... 1,139       12,757
          Heritage Property Investment Trust.......   783       19,552
          Herley Industries, Inc.*.................   521        9,070
          Hibbet Sporting Goods, Inc.*.............   307        7,343
          Hickory Tech Corp........................   611        5,823
          Hilb, Rogal & Hamilton Co................ 1,458       59,631
          Hollinger International, Inc............. 2,396       24,343
          Holly Corp...............................   428        9,352
          Hollywood Casino Corp.*..................   450        5,526
          Hollywood Entertainment Corp.*........... 2,306       34,821
          Hologic, Inc.*...........................   844       10,305
          Home Properties of New York, Inc......... 1,135       39,101
          HomeStore.com, Inc.*..................... 3,383        2,876
          Hooper Holmes, Inc....................... 2,340       14,368
          Horace Mann Educators Corp............... 1,549       23,746
          Horizon Offshore, Inc.*..................   772        3,845
          Horizon Organic Holding Corp.*...........   283        4,582
          Hot Topic, Inc.*......................... 1,379       31,552
          Houston Exploration Co.*.................   443       13,556
          Hovnanian Enterprises--Class A*..........   657       20,827
          HRPT Properties Trust.................... 5,633       46,416
          Hudson River Bancorp, Inc................   667       16,508
          Hughes Supply, Inc....................... 1,042       28,467
          Humboldt Bancorp.........................   468        4,914
          Hutchinson Technology, Inc.*............. 1,104       22,853
          Hydril Co.*..............................   505       11,903
          Hypercom Corp.*.......................... 1,477        5,509
          Hyperion Solutions Corp.*................ 1,456       37,375
          I-many, Inc.*............................ 1,760        2,499
          IBERIABANK Corp..........................   259       10,401
          ICT Group, Inc.*.........................   131        1,518
          ICU Medical, Inc.*.......................   460       17,158
          Identix, Inc.*........................... 3,666       18,880
          IDEX Corp................................ 1,207       39,469
          IDEXX Laboratories, Inc.*................ 1,392       45,727
          iDine Rewards Network, Inc.*.............   743        7,891
          IDX Systems Corp.*.......................   740       12,602
          iGate Capital Corp.*.....................   879        2,303
          IGEN International, Inc.*................   699       29,952
          IHOP Corp.*..............................   863       20,712
          II-VI, Inc.*.............................   476        7,645
          ILEX Oncology, Inc.*..................... 1,419       10,018
          Illumina, Inc.*.......................... 1,037        3,495
          Imagistics International, Inc.*..........   725       14,500
          Imation Corp.*........................... 1,533       53,777
          ImClone Systems, Inc.*................... 2,234       23,727
          IMCO Recycling, Inc.*....................   487        3,959
          Immucor, Inc.*...........................   455        9,214
          ImmunoGen, Inc.*......................... 1,919        5,949
          Immunomedics, Inc........................ 1,787        8,256
          IMPAC Mortgage Holdings, Inc............. 1,859       21,378
          IMPATH, Inc.*............................   683       13,469

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Impax Laboratories, Inc.*.............. 1,141  $     4,575
           IMPCO Technologies, Inc.*..............   476        2,232
           INAMED Corp.*..........................   548       16,878
           Incyte Genomics, Inc.*................. 2,936       13,388
           Independence Holding Co................   143        3,070
           Independent Bank Corp..................   537       16,250
           Independent Bank Corp..................   526       11,993
           Indevus Pharmaceuticals, Inc.*......... 1,654        3,538
           Inet Technologies, Inc.*...............   510        3,111
           InFocus Corp.*......................... 1,602        9,868
           Infogrames, Inc.*......................   241          427
           Infonet Services Corp.--Class B*....... 2,743        5,431
           Informatica Corp.*..................... 2,499       14,394
           Information Holdings, Inc.*............   445        6,906
           Information Resources, Inc.*........... 1,197        1,915
           Inforte Corp.*.........................   256        1,984
           Infospace, Inc.*.......................     3           25
           infoUSA, Inc.*......................... 1,119        5,561
           Ingles Markets, Inc.--Class A..........   435        5,120
           Inhale Therapeutic Systems, Inc.*...... 2,414       19,505
           Inktomi Corp.*......................... 6,353       10,165
           InnKeepers U.S.A. Trust................ 1,101        8,434
           Input/Output, Inc.*.................... 1,958        8,322
           Inrange Technologies Corp.--Class B*...   379          891
           Insight Communications Co., Inc.*...... 1,808       22,382
           Insight Enterprises, Inc.*............. 1,790       14,875
           Insignia Financial Group, Inc.*........   850        6,163
           Insituform Technologies, Inc.--Class A*   990       16,880
           Insurance Auto Auctions, Inc.*.........   435        7,217
           Integra Bank Corp......................   675       12,029
           Integra LifeSciences Holdings*.........   807       14,244
           Integral Systems, Inc.*................   403        8,080
           Integrated Defense Technologies, Inc.*.   328        4,756
           Integrated Electrical Services, Inc.*.. 1,421        5,471
           Integrated Silicon Solution, Inc.*..... 1,170        5,101
           Inter Parfums, Inc.....................   143        1,107
           Inter-Tel, Inc.........................   789       16,498
           InterCept, Inc.*.......................   681       11,531
           Interchange Financial Services Corp....   374        6,021
           Interdigital Communications Corp.*..... 2,377       34,608
           Interface, Inc......................... 1,905        5,848
           Intergraph Corp.*...................... 2,043       36,284
           Interland, Inc.*....................... 5,350        6,955
           Intermagnetics General Corp.*..........   646       12,687
           Intermet Corp..........................   940        3,948
           InterMune, Inc.*....................... 1,086       27,704
           International Bancshares Corp..........   988       38,977
           International Multifoods Corp.*........   691       14,642
           International Specialty Products, Inc.*   460        4,697
           Internet Security Systems, Inc.*....... 1,660       30,428
           Interpool, Inc.........................   246        3,951
           Interpore International, Inc.*.........   754        4,826
           Interstate Bakeries Corp............... 1,901       28,990
           InterTAN, Inc.*........................   932        6,664
           Intertrust Technologies Corp.*......... 3,205       13,557
           Interwoven, Inc.*...................... 4,635       12,051
           Intrado, Inc.*.........................   662        6,488
           Intuitive Surgical, Inc.*.............. 1,313        8,088
           Invacare Corp.......................... 1,151       38,328
           Inverness Medical Innovation, Inc.*....   403        5,299

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Investors Real Estate Trust........... 1,389  $    13,862
           Invision Technologies, Inc.*..........   505       13,312
           Iomega Corp.*......................... 2,237       17,560
           Ionics, Inc.*.........................   767       17,488
           IRT Property Co....................... 1,466       17,401
           Irwin Financial Corp..................   673       11,105
           ISIS Pharmaceuticals, Inc.*........... 2,036       13,417
           Isle of Capri Casinos, Inc.*..........   631        8,354
           ITLA Capital Corp.*...................   199        6,613
           Itron, Inc.*..........................   913       17,502
           ITT Educational Services, Inc.*....... 1,856       43,708
           ITXC Corp.*...........................   775        1,798
           Ixia*.................................   940        3,431
           IXYS Corp.*...........................   540        3,812
           J & J Snack Foods Corp.*..............   262        9,356
           J. Jill Group, Inc.*..................   788       11,016
           J.B. Hunt Transport Services, Inc.*...   972       28,480
           J2 Global Communications, Inc.*.......   214        4,074
           Jack in the Box, Inc.*................ 1,609       27,820
           JAKKS Pacific, Inc.*.................. 1,066       14,359
           Jarden Corp.*.........................   503       12,007
           JDA Software Group, Inc.*............. 1,221       11,794
           JDN Realty Corp....................... 1,558       17,060
           Jefferies Group, Inc..................   846       35,507
           JLG Industries, Inc................... 1,843       13,878
           JM Smucker Co......................... 1,942       77,311
           Jo-Ann Stores, Inc.--Class A*.........   623       14,310
           Johnson Outdoors, Inc.*...............   156        1,540
           Jones Lang LaSalle, Inc.*............. 1,321       20,317
           Journal Register Co.*................. 1,191       21,176
           Joy Global, Inc.*..................... 2,027       22,824
           K-Swiss, Inc.--Class A................   513       11,137
           K-V Pharmaceutical Co.*...............   996       23,106
           K2, Inc.*.............................   785        7,379
           Kadant, Inc.*.........................   593        8,895
           Kaman Corp.--Class A..................   980       10,780
           Kansas City Life Insurance Co.........   158        5,988
           Kansas City Southern Industries, Inc.* 2,628       31,536
           Kaydon Corp........................... 1,200       25,452
           Keane, Inc.*.......................... 2,425       21,801
           Keithley Instruments, Inc.............   259        3,238
           Kellwood Co........................... 1,106       28,756
           Kelly Services, Inc.--Class A.........   736       18,187
           Kendle International, Inc.*...........   460        4,049
           Kennametal, Inc....................... 1,506       51,926
           Kenneth Cole Productions, Inc.*.......   307        6,232
           Kensey Nash Corp.*....................   317        5,792
           Key Energy Group*..................... 4,908       44,025
           Keynote Systems, Inc.*................ 1,050        8,106
           Keystone Automotive Industries, Inc.*.   447        6,714
           Keystone Property Trust...............   715       12,134
           kforce.com, Inc.*.....................   849        3,583
           Kilroy Realty Corp.................... 1,061       24,456
           Kimball International, Inc.--Class B.. 1,480       21,090
           Kindred Healthcare, Inc.*.............   492        8,930
           Kirby Corp.*..........................   813       22,268
           Knight Trading Group, Inc.*........... 3,558       17,043
           Knight Transportation, Inc.*.......... 1,046       21,966
           Koger Equity, Inc.....................   831       12,964
           Kopin Corp.*.......................... 3,033       11,889

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Korn/Ferry International*............. 1,649  $    12,335
           KOS Pharmaceuticals, Inc.*............   233        4,427
           Kosan Biosciences, Inc.*..............   751        4,559
           Kramont Realty Trust..................   802       11,749
           Kroll, Inc.*.......................... 1,146       21,866
           Kronos, Inc.*.........................   858       31,737
           Kulicke & Soffa Industries, Inc.*..... 2,153       12,315
           Kyphon, Inc.*.........................   264        2,255
           La Jolla Pharmaceutical Co.*.......... 1,851       12,032
           La Quinta Corp.*...................... 6,011       26,448
           LabOne, Inc.*.........................   232        4,111
           Labor Ready, Inc.*.................... 1,787       11,473
           Laclede Group, Inc....................   823       19,917
           Ladish Co., Inc.*.....................   397        3,200
           Lakeland Bancorp, Inc.................   510        9,114
           Lakeland Financial Corp...............   220        5,159
           Lance, Inc............................ 1,056       12,502
           LandAmerica Financial Group, Inc......   810       28,715
           Landauer, Inc.........................   355       12,336
           Landry's Restaurants, Inc.............   958       20,348
           Landstar System, Inc.*................   667       38,926
           Lannett Co., Inc.*....................   160        2,621
           Lasalle Hotel Properties..............   734       10,276
           Lattice Semiconductor Corp.*.......... 3,730       32,712
           Lawson Products, Inc..................   214        6,630
           Lawson Software, Inc.*................   614        3,531
           Learning Tree International, Inc.*....   455        6,234
           LeCroy Corp.*.........................   362        4,018
           Leeds Federal Bankshares, Inc.........    53        1,691
           Legato Systems, Inc.*................. 3,806       19,144
           LendingTree, Inc.*....................   309        3,980
           Lennox International, Inc............. 1,866       23,418
           Lexar Media, Inc.*.................... 1,421        8,910
           Lexicon Genetics, Inc.*............... 1,464        6,925
           Lexington Corporate Properties Trust.. 1,125       17,888
           Libbey, Inc...........................   673       17,498
           Liberate Technologies, Inc.*.......... 4,672        6,681
           Liberty Corp..........................   734       28,479
           Lifecore Biomedical, Inc.*............   435        3,732
           Lifeline Systems, Inc.*...............   174        3,903
           Ligand Pharmaceuticals, Inc.--Class B* 2,255       12,109
           Lightbridge, Inc.*.................... 1,234        7,589
           Lincoln Electric Holdings, Inc........ 1,387       32,109
           Lindsay Manufacturing Co..............   435        9,309
           Linens 'n Things, Inc.*............... 1,583       35,776
           Liquidmetal Technologies*.............   219        2,251
           Lithia Motors, Inc.--Class A*.........   473        7,421
           Littelfuse, Inc.*.....................   855       14,415
           LNR Property Corp.....................   980       34,692
           Local Financial Corp.*................   837       12,262
           LodgeNet Entertainment Corp.*.........   481        5,137
           Lone Star Steakhouse & Saloon, Inc....   740       14,312
           Lone Star Technologies, Inc.*......... 1,249       18,598
           Longs Drug Stores Corp................ 1,349       27,978
           Longview Fibre Co..................... 2,231       16,130
           LookSmart, Ltd.*...................... 2,987        7,408
           Louisiana-Pacific Corp.*.............. 4,571       36,842
           LSB Bancshares, Inc...................   368        5,962
           LSI Industries, Inc...................   625        8,656
           LTC Properties, Inc...................   617        4,146

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           LTX Corp.*............................. 1,988  $    11,988
           Luby's, Inc.*..........................   980        2,852
           Lufkin Industries, Inc.................   244        5,722
           Luminex Corp.*.........................   839        3,448
           Lydall, Inc.*..........................   643        7,298
           M.D.C. Holdings, Inc...................   844       32,291
           M/I Schottenstein Homes, Inc...........   526       14,623
           Macatawa Bank Corp.....................   289        5,737
           Macdermid, Inc......................... 1,133       25,889
           Macerich Co............................ 1,424       43,788
           Macrovision Corp.*..................... 1,766       28,326
           MAF Bancorp, Inc.......................   828       28,094
           Magma Design Automation, Inc.*.........   807        7,732
           Magna Entertainment Corp.*............. 1,930       11,966
           MagneTek, Inc.*........................   858        3,810
           Magnum Hunter Resources, Inc.*......... 2,113       12,572
           Mail-Well, Inc.*....................... 1,244        3,110
           Main Street Banks, Inc.................   455        8,736
           MainSource Financial Group, Inc........   254        6,099
           Manhattan Associates, Inc.*............   849       20,087
           Manitowoc Co........................... 1,154       29,427
           ManTech International Corp.--Class A*..   313        5,968
           Manufactured Home Communities, Inc.....   561       16,622
           Manufacturers' Services, Ltd.*.........   625        3,463
           Manugistics Group, Inc.*............... 2,596        6,230
           MAPICS, Inc.*..........................   627        4,358
           MapInfo Corp.*.........................   662        3,674
           Marcus Corp............................   860       12,212
           Marine Products Corp...................   286        2,817
           MarineMax, Inc.*.......................   318        3,756
           Martek Biosciences Corp.*..............   871       21,914
           Martha Stewart Living Omnimedia,
            Inc.--Class A*........................   435        4,293
           Marvel Enterprises, Inc.*..............   742        6,663
           MascoTech, Inc./(a)/*.................. 1,386            0
           MASSBANK Corp..........................   166        4,698
           Massey Energy Co....................... 2,743       26,662
           Mastec, Inc.*..........................   876        2,584
           Material Sciences Corp.*...............   445        5,758
           Matria Healthcare, Inc.*...............   299        2,598
           MatrixOne, Inc.*....................... 2,054        8,832
           Matthews International Corp.--Class A.. 1,194       26,664
           Mattson Technology, Inc.*..............   913        2,611
           Maui Land & Pineapple Co., Inc.*.......   124        1,964
           Maverick Tube Corp.*................... 1,641       21,382
           Maximus, Inc.*.........................   751       19,601
           Maxtor Corp.*.......................... 8,709       44,068
           Maxwell Shoe Co., Inc.--Class A*.......   628        7,298
           Maxygen, Inc.*......................... 1,252        9,540
           MB Financial, Inc......................   492       17,117
           McDATA Corp.--Class A*................. 2,764       19,624
           McGrath Rentcorp.......................   397        9,226
           MCSi, Inc.*............................   961        4,565
           Medarex, Inc.*......................... 3,042       12,016
           MedCath Corp.*.........................   275        2,750
           Mediacom Communications Corp.*......... 2,343       20,642
           Medical Staffing Network Holdings, Inc*   339        5,424
           Medis Technologies, Ltd.*..............   472        2,360
           MedQuist, Inc.*........................   439        8,894
           MedSource Technologies, Inc.*..........   363        2,356

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           MEEMIC Holdings, Inc.*.................    45  $     1,302
           MemberWorks, Inc.*.....................   374        6,725
           MEMC Electronic Materials, Inc.*....... 2,468       18,683
           Mentor Corp............................   860       33,110
           Mentor Graphics Corp.*................. 2,859       22,472
           Merchants Bancshares, Inc..............   174        3,922
           Mercury Computer Systems, Inc.*........   945       28,841
           Meridian Medical Technologies, Inc.*...   147        6,527
           Meridian Resource Corp.*............... 1,384        1,246
           MeriStar Hospitality Corp.............. 1,782       11,761
           Merit Medical Systems, Inc.*...........   500        9,960
           Meritage Corp.*........................   384       12,922
           Merix Corp.*...........................   591        4,964
           Mesa Air Group, Inc.*.................. 1,347        5,482
           Mesaba Holdings, Inc.*.................   419        2,564
           Mestek, Inc.*..........................   132        2,367
           MetaSolv, Inc.*........................ 1,268        1,737
           Methode Electronics, Inc.--Class A..... 1,493       16,378
           Metris Cos., Inc....................... 1,324        3,270
           Metro One Telecommunications, Inc.*....   807        5,205
           MFA Mortgage Investments, Inc.......... 1,900       15,960
           MGE Energy, Inc........................   709       18,981
           MGI Pharma, Inc.*...................... 1,095        7,939
           Michael Baker Corp.*...................   222        2,431
           Micromuse, Inc.*....................... 3,267       12,480
           Micros Systems, Inc.*..................   723       16,210
           Microsemi Corp.*....................... 1,260        7,673
           Microtune, Inc.*....................... 1,771        5,543
           Mid-America Apartment Communities, Inc.   612       14,963
           Mid-Atlantic Realty Trust..............   760       13,224
           Mid-State Bancshares................... 1,053       17,292
           Midas, Inc.*...........................   243        1,562
           Middlesex Water Co.....................   336        7,046
           Midland Co.............................   339        6,441
           Midway Games, Inc.*.................... 1,276        5,321
           Midwest Banc Holdings, Inc.............   403        7,637
           Midwest Express Holdings, Inc.*........   572        3,060
           Milacron, Inc..........................   744        4,427
           Millennium Chemicals, Inc.............. 2,751       26,190
           Mills Corp.............................   956       28,049
           MIM Corp.*............................. 1,001        5,806
           Mine Safety Appliances Co..............   342       11,030
           Minerals Technologies, Inc.............   892       38,490
           MIPS Technologies, Inc.--Class A*...... 1,557        4,718
           Mission West Properties, Inc...........   628        6,217
           Mobile Mini, Inc.*.....................   540        8,462
           Modine Manufacturing Co................ 1,237       21,870
           Modtech Holdings, Inc.*................   387        3,754
           Molecular Devices Corp.*...............   665       10,953
           Monaco Coach Corp.*.................... 1,041       17,229
           Monarch Casino & Resort, Inc.*.........   140        1,922
           Monolithic System Technology, Inc.*....   781        9,434
           Monro Muffler Brake, Inc.*.............   233        3,938
           Monterey Pasta Co.*....................   614        2,303
           Moog, Inc.--Class A*...................   657       20,393
           Mossimo, Inc.*.........................   214        1,177
           Mothers Work, Inc.*....................   109        3,840
           Movado Group, Inc......................   403        7,580
           Movie Gallery, Inc.*...................   756        9,828
           MPS Group, Inc.*....................... 4,105       22,742

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             MRO Software, Inc.*................   770  $     9,352
             MRV Communications, Inc.*.......... 3,962        4,239
             MSC Software Corp.*................ 1,109        8,561
             MTR Gaming Group, Inc.*............   919        7,315
             MTS Systems Corp...................   919        9,208
             Mueller Industries, Inc.*.......... 1,231       33,545
             Multimedia Games, Inc.*............   447       12,274
             Myers Industries, Inc..............   809        8,656
             Mykrolis Corp.*.................... 1,731       12,636
             Myriad Genetics, Inc.*............. 1,040       15,184
             Nabi Biopharmaceuticals*........... 1,686       10,453
             NACCO Industries, Inc.--Class A....   235       10,286
             Nanometrics, Inc.*.................   313        1,311
             NaPro BioTherapeutics, Inc.*....... 1,112          756
             Nara Bancorp, Inc..................   174        3,614
             NASB Financial, Inc................   132        3,036
             Nasch-Finch Co.....................   479        3,703
             Nassda Corp.*......................   219        2,457
             Nastech Pharmaceutical Co., Inc.*..   346        2,958
             NATCO Group, Inc.--Class A*........   400        2,512
             National Beverage Corp.*...........   154        2,356
             National Health Investors, Inc.....   994       15,984
             National Health Realty, Inc........   259        3,781
             National Healthcare Corp.*.........   366        6,405
             National Penn Bancshares, Inc......   815       21,638
             National Presto Industries, Inc....   206        6,052
             National Western Life Insurance
              Co.--Class A*.....................    93        8,928
             Nationwide Health Properties, Inc.. 2,149       32,085
             Nature's Sunshine Products, Inc....   473        4,593
             Nautica Enterprises, Inc.*......... 1,098       12,199
             Nautilus Group, Inc.*.............. 1,207       16,125
             Navigant Consulting Co.*........... 1,866       11,009
             Navigant International, Inc.*......   529        6,523
             NBC Capital Corp...................   307        7,736
             NBT Bancorp, Inc................... 1,306       22,293
             NBTY, Inc.*........................ 1,787       31,415
             NCI Building Systems, Inc.*........   799       17,434
             NCO Group, Inc.*...................   815       12,999
             NDCHealth Corp..................... 1,408       28,019
             Nelson (Thomas), Inc.*.............   347        3,477
             Neoforma, Inc.*....................   328        3,919
             NeoPharm, Inc.*....................   492        4,989
             Neose Technologies, Inc.*..........   476        4,222
             Net.B@nk, Inc.*.................... 2,139       20,706
             Net2Phone, Inc.*...................   773        3,131
             Netegrity, Inc.*................... 1,170        3,806
             NetFlix, Inc.*.....................   254        2,797
             NetIQ Corp.*....................... 1,616       19,958
             NetRatings, Inc.*..................   355        2,556
             Netro Corp.*....................... 1,061        2,897
             NetScout Systems, Inc.*............   788        3,428
             NetScreen Technologies, Inc.*......   436        7,342
             Neurocrine Biosciences, Inc.*...... 1,229       56,116
             Neurogen Corp.*....................   562        2,040
             New Century Financial Corp.........   688       17,469
             New England Business Services, Inc.   505       12,322
             New Focus, Inc.*................... 2,907       11,163
             New Jersey Resources Corp.......... 1,176       37,150
             Newpark Resources, Inc.*........... 3,139       13,655

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Newport Corp.*.......................  1,654 $    20,774
            Next Level Communications, Inc.*.....    720         583
            Nextel Partners, Inc.--Class A*......  2,957      17,949
            NIC, Inc.*...........................  1,048       1,509
            NL Industries, Inc...................    373       6,341
            NN, Inc..............................    495       4,945
            Nordson Corp.........................    972      24,135
            Nortek Holdings, Inc.*...............    373      17,065
            North Pittsburgh Systems, Inc........    657       8,956
            Northwest Bancorp, Inc...............    473       6,996
            Northwest Natural Gas Co.............  1,111      30,064
            Northwest Pipe Co.*..................    249       4,308
            Northwestern Corp....................  1,635       8,306
            Novadigm, Inc.*......................    590       1,375
            Novastar Financial, Inc..............    458      14,212
            Novell, Inc.*........................ 15,858      52,965
            Noven Pharmaceuticals, Inc.*.........    906       8,362
            NPS Pharmaceuticals, Inc.*...........  1,282      32,268
            NS Group, Inc.*......................    748       4,877
            Nu Horizons Electronics Corp.*.......    627       3,624
            Nu Skin Enterprises, Inc.............  1,932      23,126
            Nuance Communications, Inc.*.........  1,265       3,137
            Nuevo Energy Co.*....................    772       8,569
            NUI Corp.............................    686      11,840
            Numerical Technologies, Inc.*........  1,061       3,671
            NYFIX, Inc.*.........................  1,093       4,919
            NYMAGIC, Inc.*.......................     59       1,148
            O'Charley's, Inc.*...................    689      14,145
            Oak Technology, Inc.*................  2,443       6,474
            Oakley, Inc.*........................  1,117      11,471
            Oceaneering International, Inc.*.....  1,006      24,888
            OceanFirst Financial Corp............    455      10,215
            Octel Corp...........................    428       6,762
            Ocular Sciences, Inc.*...............    738      11,454
            Ocwen Financial Corp.*...............  1,628       4,558
            Odyssey Healthcare, Inc.*............    519      18,010
            Odyssey Re Holdings Corp.............    732      12,956
            OfficeMax, Inc.*.....................  5,037      25,185
            Offshore Logistics, Inc.*............    815      17,865
            Ohio Casualty Corp.*.................  2,221      28,762
            Oil States International, Inc.*......    742       9,572
            Old Second Bancorp, Inc..............    304      11,248
            Olin Corp............................  2,218      34,490
            Omega Financial Corp.................    358      12,834
            Omega Healthcare Investors, Inc.*....    703       2,629
            Omnicell, Inc.*......................    635       1,683
            OmniVision Technologies, Inc.*.......    866      11,752
            Omnova Solutions, Inc.*..............  1,729       6,968
            On Assignment, Inc.*.................    921       7,847
            ON Semiconductor Corp.*..............  1,220       1,671
            Oneida, Ltd..........................    628       6,927
            ONEOK, Inc...........................  2,343      44,985
            Onyx Pharmaceuticals, Inc.*..........    601       3,492
            ONYX Software Corp.*.................  1,919       2,974
            Openwave Systems, Inc.*..............  7,606      15,212
            Oplink Communications, Inc.*.........  4,492       3,549
            OPNET Technologies, Inc.*............    439       3,548
            Optical Communication Products, Inc.*    654         706
            Option Care, Inc.*...................    556       4,426
            OraSure Technologies, Inc.*..........  1,146       6,246

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Orbital Sciences Corp.*...............  1,983 $     8,368
           Oregon Steel Mills, Inc.*.............  1,127       4,531
           Oriental Financial Group, Inc.........    479      11,774
           OrthoLogic Corp.*.....................  1,395       5,036
           OshKosh B'Gosh, Inc.--Class A.........    447      12,538
           Oshkosh Truck Corp....................    657      40,406
           OSI Pharmaceuticals, Inc.*............  1,583      25,961
           OSI Systems, Inc.*....................    293       4,975
           Osmonics, Inc.*.......................    463       7,843
           Otter Tail Power Co...................  1,085      29,187
           Overland Storage, Inc.*...............    331       4,826
           Overseas Shipholding Group, Inc.......  1,191      21,319
           Overstock.com, Inc.*..................    127       1,651
           Overture Services, Inc.*..............  2,229      60,873
           Owens & Minor, Inc....................  1,490      24,466
           Oxford Industries, Inc................    262       6,720
           P.A.M. Transportation Services, Inc.*.    135       3,403
           P.F. Chang's China Bistro, Inc.*......    707      25,664
           Pacific Capital Bancorp...............  1,525      38,811
           Pacific Northwest Bancorp.............    671      16,775
           Pacific Sunwear of California, Inc.*..  2,479      43,853
           Pacific Union Bank*...................    463       5,329
           PacifiCare Health Systems, Inc.*......  1,520      42,712
           Packeteer, Inc.*......................    982       6,737
           Pain Therapeutics, Inc.*..............    699       1,671
           Palm Harbor Homes, Inc.*..............    752      13,137
           Palm, Inc.*...........................  1,268      19,908
           Pan Pacific Retail Properties.........  1,456      53,188
           Panera Bread Co.*.....................  1,003      34,914
           Papa John's International, Inc.*......    558      15,557
           Paradyne Networks, Inc.*..............  1,197       1,532
           Parametric Technology Corp.*.......... 11,404      28,738
           PAREXEL International Corp.*..........  1,031      11,331
           Park Electrochemical Corp.............    744      14,285
           Parker Drilling Co.*..................  3,396       7,539
           ParkerVision, Inc.*...................    371       3,027
           Parkvale Financial Corp...............    209       4,817
           Parkway Properties, Inc...............    339      11,892
           ParthusCeva, Inc.*....................    436       2,577
           Partners Trust Financial Group, Inc...    286       4,610
           Party City Corp.*.....................    318       3,816
           Pathmark Stores, Inc.*................  1,313       6,657
           Patina Oil & Gas Corp.................  1,046      33,106
           Paxar Corp.*..........................  1,391      20,517
           Paxson Communications Corp.*..........  1,342       2,765
           Payless ShoeSource, Inc.*.............    982      50,543
           PC Connection, Inc.*..................    288       1,460
           PC-Tel, Inc.*.........................    874       5,926
           PDF Solutions, Inc.*..................    521       3,611
           PDI, Inc.*............................    355       3,831
           Peapack-Gladstone Financial Corp......    259       8,871
           PEC Solutions, Inc.*..................    368      11,003
           Pediatrix Medical Group, Inc.*........    975      39,058
           Peet's Coffee & Tea, Inc.*............    381       5,384
           Pegasus Systems, Inc.*................  1,085      10,883
           Pegasystems, Inc.*....................    267       1,364
           Penford Corp..........................    331       4,664
           Penn Engineering & Manufacturing Corp.    508       5,410
           Penn National Gaming, Inc.*...........  1,326      21,030
           Penn Virginia Corp....................    347      12,613

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          PennFed Financial Services, Inc.........   214  $     5,810
          PennRock Financial Services Corp........   302        8,381
          Pennsylvania Real Estate Investment
           Trust..................................   617       16,042
          Penton Media, Inc.*.....................   651          443
          Penwest Pharmaceuticals Co.*............   606        6,424
          Peoples Bancorp, Inc....................   342        8,755
          Pep Boys-Manny, Moe & Jack.............. 2,097       24,325
          Per-Se Technologies, Inc.*.............. 1,313       11,776
          Peregrine Pharmaceuticals, Inc.*........ 4,492        3,504
          Pericom Semiconductor Corp.*............   858        7,130
          Perrigo Co.*............................ 2,677       32,526
          Petroleum Helicopters, Inc.*............   107        3,171
          PetroQuest Energy, Inc.*................ 1,341        5,565
          PFF Bancorp, Inc........................   495       15,469
          Pharmaceutical Resources, Inc.*.........   786       23,424
          Pharmacopeia, Inc.*..................... 1,024        9,134
          Philadelphia Consolidated Holding Corp.*   734       25,984
          Phillips-Van Heusen Corp................ 1,006       11,629
          Phoenix Technologies, Ltd.*............. 1,133        6,537
          Photon Dynamics, Inc.*..................   742       16,918
          Photronics, Inc.*....................... 1,215       16,646
          PICO Holdings, Inc.*....................   283        3,801
          Piedmont Natural Gas Co., Inc........... 1,344       47,509
          Pilgrim's Pride Corp.--Class B..........   667        5,470
          Pinnacle Entertainment, Inc.*........... 1,050        7,277
          Pinnacle Systems, Inc.*................. 2,565       34,910
          Pioneer Standard Electronics, Inc....... 1,310       12,026
          Pixelworks, Inc.*....................... 1,448        8,398
          Plains Exploration & Production Co.*.... 1,042       10,160
          Plains Resources, Inc.*................. 1,042       12,348
          Planar Systems, Inc.*...................   591       12,192
          Plantronics, Inc.*...................... 1,651       24,980
          PLATO Learning, Inc.*...................   722        4,289
          Playboy Enterprises, Inc.--Class B*.....   609        6,169
          Playtex Products, Inc.*................. 1,220       12,054
          Plexus Corp.*........................... 1,832       16,085
          Plug Power, Inc.*.......................   723        3,246
          PLX Technology, Inc.*...................   667        2,608
          PMA Capital Corp.--Class A.............. 1,154       16,537
          PNM Resources, Inc...................... 1,585       37,755
          PolyMedica Corp.*.......................   406       12,521
          PolyOne Corp............................ 3,441       13,489
          Pomeroy Computer Resources, Inc.*.......   432        5,054
          Pope & Talbot, Inc......................   681        9,711
          Port Financial Corp.....................   203        9,058
          Portal Software, Inc.*.................. 5,215        4,214
          Possis Medical, Inc.*...................   746       13,428
          Post Properties, Inc.................... 1,461       34,918
          Potlatch Corp........................... 1,239       29,587
          Powell Industries, Inc.*................   283        4,833
          Power Integrations, Inc.*............... 1,101       18,717
          Power-One, Inc.*........................ 2,356       13,358
          Powerwave Technologies, Inc.*........... 2,857       15,428
          POZEN, Inc.*............................   984        5,068
          PracticeWorks, Inc.*....................   681        5,380
          PRAECIS Pharmaceuticals, Inc.*.......... 2,260        7,345
          Pre-Paid Legal Services, Inc.*..........   572       14,986
          Prentiss Properties Trust............... 1,342       37,952
          Presidential Life Corp..................   900        8,937

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Presstek, Inc.*...................... 1,337  $     6,164
            PRG-Schultz International, Inc.*..... 1,559       13,875
            Price Communications Corp.*.......... 2,105       29,112
            Price Legacy Corp.*..................   805        2,254
            priceline.com, Inc.*................. 5,533        8,853
            PriceSmart, Inc.*....................   174        4,042
            Prima Energy Corp.*..................   439        9,816
            Prime Hospitality Corp.*............. 1,972       16,072
            Prime Medical Services, Inc.*........   593        5,141
            PRIMEDIA, Inc.*...................... 6,032       12,425
            Priority Healthcare Corp.--Class B*.. 1,050       24,360
            Private Media Group, Inc.*...........   630        2,048
            PrivateBancorp, Inc..................   156        5,905
            ProAssurance Corp.*.................. 1,032       21,672
            ProBusiness Services, Inc.*..........   919        9,190
            Progenics Pharmaceuticals, Inc.*.....   346        2,304
            Progress Software Corp.*............. 1,368       17,716
            ProQuest Co.*........................   676       13,250
            Prosperity Bancshares, Inc...........   558       10,602
            Protection One, Inc.*................   514        1,028
            Protein Design Labs, Inc.*........... 3,879       32,972
            Proton Energy Systems, Inc.*......... 1,054        3,162
            Provident Bancorp, Inc...............   129        4,005
            Provident Bankshares Corp............ 1,042       24,082
            Province Healthcare Co.*............. 2,091       20,345
            Proxim Corp.*........................ 5,209        4,532
            ProxyMed, Inc.*......................   201        2,098
            PS Business Parks, Inc...............   436       13,865
            PSS World Medical, Inc.*............. 3,113       21,293
            PTEK Holdings, Inc.*................. 2,065        9,086
            Pulitzer, Inc........................   390       17,531
            Q-Med, Inc.*.........................   334        2,091
            QRS Corp.*...........................   595        3,927
            QuadraMed Corp.*..................... 1,184        3,102
            Quaker Chemical Corp.................   337        7,818
            Quaker City Bancorp, Inc.*...........   222        7,310
            Quaker Fabric Corp.*.................   510        3,545
            Quanex Corp..........................   713       23,886
            Quanta Services, Inc.*............... 1,400        4,900
            Quantum Corp.*....................... 5,668       15,134
            Quest Software, Inc.*................ 1,622       16,722
            Quicksilver Resources, Inc.*.........   439        9,847
            Quidel Corp.*........................ 1,122        3,892
            Quiksilver, Inc.*....................   852       22,714
            Quixote Corp.........................   283        5,111
            Quovadx, Inc.*.......................   913        2,209
            R & G Financial Corp.--Class B.......   657       15,275
            Racing Champions Ertl Corp.*.........   368        5,023
            Radiant Systems, Inc.*...............   749        7,213
            Radiologix, Inc.*....................   876        2,024
            RadiSys Corp.*.......................   713        5,690
            RailAmerica, Inc.*................... 1,245        8,927
            Rainbow Technologies, Inc.*.......... 1,035        7,421
            Raindance Communications, Inc.*...... 1,890        6,105
            RAIT Investment Trust................   686       14,818
            Ralcorp Holdings, Inc.*.............. 1,308       32,883
            Rambus, Inc.*........................ 3,647       24,471
            Ramco-Gershenson Properties Trust....   374        7,387
            Range Resources Corp.*............... 2,239       12,090
            RARE Hospitality International, Inc.*   860       23,753

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Rayovac Corp.*..................... 1,400  $    18,662
             Raytech Corp.*..................... 1,816       10,352
             RCN Corp.*......................... 2,795        1,481
             Read-Rite Corp.*................... 5,294        1,853
             Realty Income Corp................. 1,456       50,959
             Red Hat, Inc.*..................... 4,948       29,242
             Redback Networks, Inc.*............ 6,596        5,541
             Redwood Trust, Inc.................   479       13,268
             Regal-Beloit Corp.................. 1,006       20,824
             Regeneron Pharmaceuticals, Inc.*... 1,461       27,043
             Regent Communications, Inc.*....... 1,162        6,867
             Regis Corp......................... 1,892       49,172
             Register.com, Inc.*................ 1,290        5,805
             RehabCare Group, Inc.*.............   694       13,242
             Reliance Steel & Aluminum Co....... 1,035       21,569
             REMEC, Inc.*....................... 2,469        9,580
             RemedyTemp, Inc.--Class A*.........   240        3,360
             Remington Oil & Gas Corp.*.........   887       14,556
             Renaissance Learning, Inc.*........   445        8,411
             Rent-Way, Inc.*.................... 1,117        3,910
             Republic Bancorp, Inc.............. 2,287       26,918
             Republic Bancorp, Inc.--Class A....   305        3,437
             Republic Bancshares, Inc.*.........   219        4,303
             Res-Care, Inc.*....................   675        2,450
             Research Frontiers, Inc.*..........   419        3,494
             ResMed, Inc.*...................... 1,328       40,597
             Resource America, Inc.--Class A....   657        5,920
             Resources Connection, Inc.*........   831       19,288
             Respironics, Inc.*................. 1,458       44,368
             Restoration Hardware, Inc.*........   778        3,898
             Retek, Inc.*....................... 2,282        6,207
             Revlon, Inc.--Class A*.............   371        1,135
             REX Stores Corp.*..................   366        3,737
             RFS Hotel Investors, Inc........... 1,242       13,488
             Richardson Electronics, Ltd........   278        2,407
             Rigel Pharmaceuticals, Inc.*....... 1,144        1,247
             Riggs National Corp................   609        9,433
             Right Management Consultants, Inc.*   720        9,540
             Rita Medical Systems, Inc.*........   435        2,197
             Riverstone Networks, Inc.*......... 5,302       11,240
             Riviana Foods, Inc.................   261        7,052
             RLI Corp...........................   548       15,289
             RMH Teleservices, Inc.*............   506        5,313
             Roadway Corp.......................   513       18,884
             Roanoke Electric Steel Corp........   427        4,056
             Robbins & Myers, Inc...............   427        7,857
             Rock-Tenn Co.......................   489        6,592
             Rogers Corp.*......................   689       15,330
             Rollins, Inc.......................   617       15,703
             Roper Industries, Inc.............. 1,271       46,519
             Roxio, Inc.*.......................   837        3,992
             Royal Bancshares of Pennsylvania,
              Inc.--Class A.....................   222        4,751
             Royal Gold, Inc....................   588       14,654
             RPC, Inc...........................   484        5,614
             RSA Security, Inc.*................ 1,970       11,800
             RTI International Metals, Inc.*....   908        9,171
             Ruddick Corp....................... 1,368       18,728
             Rudolph Technologies, Inc.*........   400        7,664
             Russ Berrie & Co., Inc.............   428       14,458

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Russell Corp.............................  1,058 $    17,711
          Ryan's Family Steak Houses, Inc.*........  1,937      21,985
          Ryerson Tull, Inc........................    974       5,941
          S & T Bancorp, Inc.......................  1,162      29,109
          S.Y. Bancorp, Inc........................    248       9,201
          S1 Corp.*................................  3,094      13,799
          Safeguard Scientifics, Inc.*.............  5,221       7,101
          Saga Communications, Inc.*...............    649      12,331
          Salem Communications Corp.--Class A*.....    384       9,588
          Salix Pharmaceuticals, Ltd.*.............    775       5,417
          Salton, Inc.*............................    281       2,703
          Sanchez Computer Associates, Inc.*.......    595       1,714
          Sanderson Farms, Inc.....................    219       4,579
          Sandisk Corp.*...........................  2,645      53,693
          Sandy Spring Bancorp, Inc................    631      19,877
          Sangamo BioSciences, Inc.*...............    747       2,248
          SangStat Medical Corp.*..................  1,154      13,040
          Santander BanCorp........................    368       4,784
          Sapient Corp.*...........................  3,555       7,288
          Sauer....................................    424       3,350
          Saul Centers, Inc........................    460      10,948
          Saxon Capital, Inc.*.....................  1,226      15,337
          SBS Technologies, Inc.*..................    638       5,844
          Scansoft, Inc.*..........................  2,274      11,825
          ScanSource, Inc.*........................    211      10,402
          Schawk, Inc..............................    339       3,359
          Schnitzer Steel Industries, Inc.--Class A    175       3,658
          School Specialty, Inc.*..................    646      12,907
          Schulman (A.), Inc.......................  1,283      23,877
          Schweitzer-Mauduit International, Inc....    651      15,950
          Scientific Games Corp.--Class A*.........  1,998      14,505
          Scios, Inc.*.............................  2,020      65,813
          SCM Microsystems, Inc.*..................    683       2,903
          SCP Pool Corp.*..........................    781      22,805
          SCS Transportation, Inc.*................  1,015      10,059
          Seaboard Corp............................     13       3,120
          SeaChange International, Inc.*...........    969       5,959
          Seacoast Banking Corp. of Florida........    453       8,535
          Seacoast Financial Services Corp.........  1,058      21,172
          SEACOR SMIT, Inc.*.......................    759      33,776
          Seattle Genetics, Inc.*..................    783       2,427
          Second Bancorp, Inc......................    368       9,752
          Secure Computing Corp.*..................  1,284       8,230
          SeeBeyond Technology Corp.*..............  2,282       5,545
          Select Medical Corp.*....................    765      10,320
          Selective Insurance Group, Inc...........  1,130      28,453
          SEMCO Energy, Inc........................    802       4,892
          Seminis, Inc.--Class A*..................    604       1,740
          Semitool, Inc.*..........................    699       4,341
          Senior Housing Properties Trust..........  1,988      21,093
          Sensient Technologies Corp...............  1,903      42,760
          Sepracor, Inc.*..........................  3,026      29,261
          Sequa Corp.--Class A*....................    259      10,129
          Sequenom, Inc.*..........................  1,721       3,098
          SERENA Software, Inc.*...................    757      11,953
          Serologicals Corp.*......................    942      10,362
          Service Corp. International*............. 12,847      42,652
          Sharper Image Corp.*.....................    307       5,351
          Shenandoah Telecommunications Co.........    143       6,996
          Shoe Carnival, Inc.*.....................    313       4,385

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Shopko Stores, Inc.*.................... 1,255  $    15,625
          Shuffle Master, Inc.*...................   775       14,810
          Shurgard Storage Centers, Inc.--Class A. 1,474       46,195
          Sierra Health Services, Inc.*........... 1,112       13,355
          Sierra Pacific Resources................ 4,464       29,016
          Silgan Holdings, Inc.*..................   447       11,032
          Silicon Graphics, Inc.*................. 8,285        9,362
          Silicon Image, Inc.*.................... 2,535       15,210
          Silicon Laboratories, Inc.*............. 1,146       21,866
          Silicon Storage Technology, Inc.*....... 3,383       13,667
          Siliconix, Inc.*........................   256        5,990
          Simmons First National Corp.--Class A...   307       11,252
          SimpleTech, Inc.*.......................   313          945
          Simpson Manufacturing Co., Inc.*........   636       20,924
          Sinclair Broadcast Group--Class A*...... 1,346       15,654
          SIPEX Corp.*............................ 1,111        4,111
          Sirius Satellite Radio, Inc.*........... 3,018        1,932
          SITEL Corp.*............................ 2,474        2,968
          Sizeler Property Investors, Inc.........   503        4,673
          SJW Corp................................    90        7,025
          Skechers U.S.A., Inc.*..................   673        5,714
          Skyline Corp............................   270        7,965
          Skyworks Solutions, Inc.*............... 5,906       50,909
          SL Green Realty Corp.................... 1,149       36,308
          Smart & Final, Inc.*....................   516        2,683
          Smith (A.O.) Corp.......................   725       19,582
          Sola International, Inc.*...............   951       12,363
          Solutia, Inc............................ 4,584       16,640
          Somera Communications, Inc.*............ 1,371        3,702
          Sonic Corp.*............................ 1,587       32,518
          Sonic Innovations, Inc.*................   473        1,802
          SONICblue, Inc.*........................ 3,748        1,687
          SonicWALL, Inc.*........................ 2,231        8,099
          SonoSite, Inc.*.........................   612        7,999
          Sonus Networks, Inc.*................... 7,907        7,907
          Sotheby's Holdings, Inc.--Class A*...... 1,961       17,649
          SoundView Technology Group, Inc.*....... 3,243        4,865
          Sourcecorp*.............................   667       12,400
          South Financial Group, Inc.............. 1,956       40,411
          South Jersey Industries, Inc............   524       17,302
          Southern Peru Copper Corp...............   612        8,813
          Southern Union Co.*..................... 1,771       29,222
          Southwest Bancorporation of Texas, Inc.* 1,234       35,552
          Southwest Bancorp, Inc..................   223        5,796
          Southwest Gas Corp...................... 1,437       33,698
          Southwest Water Co......................   424        5,618
          Southwestern Energy Co.*................ 1,119       12,813
          Sovran Self Storage, Inc................   543       15,399
          Spanish Broadcasting System, Inc.*...... 1,576       11,347
          Spartan Motors, Inc.....................   416        4,734
          Spartech Corp...........................   643       13,265
          Specialty Laboratories, Inc.*...........   281        2,714
          SpectraLink Corp.*......................   731        5,249
          SpeechWorks International, Inc.*........ 1,125        3,128
          Speedway Motorsports, Inc...............   595       15,339
          Spherion Corp.*......................... 2,570       17,219
          Spinnaker Exploration Co.*.............. 1,020       22,491
          Sports Resorts International, Inc.*..... 1,066        6,257
          SPS Technologies, Inc.*.................   537       12,754
          SPSS, Inc.*.............................   519        7,261

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           SRA International, Inc.--Class A*......   217  $     5,879
           SS&C Technologies, Inc.*...............   342        3,643
           St. Francis Capital Corp...............   317        7,424
           St. Mary Land & Exploration Co......... 1,217       30,425
           Stage Stores, Inc.*....................   871       18,326
           Stamps.com, Inc.*...................... 1,533        7,159
           Standard Commercial Corp...............   489        8,851
           Standard Microsystems Corp.*...........   633       12,325
           Standard Motor Products, Inc...........   299        3,887
           Standard Pacific Corp.................. 1,403       34,723
           Standard Register Co...................   757       13,626
           Standex International Corp.............   472       11,252
           Stanley Furniture Co., Inc.*...........   223        5,185
           Starrett (L.S.) Co.....................   285        4,731
           StarTek, Inc.*.........................   453       12,503
           State Auto Financial Corp..............   553        8,572
           State Bancorp, Inc.....................   318        5,724
           Staten Island Bancorp, Inc............. 2,412       48,577
           Station Casinos, Inc.*................. 1,506       26,656
           Steel Dynamics, Inc.*.................. 1,392       16,746
           Stein Mart, Inc.*......................   953        5,813
           Steinway Musical Instruments, Inc.*....   177        2,880
           Stepan Co..............................   277        6,925
           Stericycle, Inc.*...................... 1,466       47,468
           Sterling Bancorp.......................   455       11,976
           Sterling Bancshares, Inc............... 1,667       20,371
           Sterling Financial Corp................   736       17,405
           Sterling Financial Corp.*..............   508        9,561
           Steven Madden, Ltd.*...................   403        7,282
           Stewart & Stevenson Services, Inc...... 1,247       17,633
           Stewart Enterprises, Inc.--Class A*.... 4,214       23,476
           Stewart Information Services Corp.*....   740       15,829
           Stillwater Mining Co.*................. 1,884       10,078
           Stone Energy Corp.*....................   932       31,092
           Stoneridge, Inc.*......................   561        6,676
           StorageNetworks, Inc.*................. 2,883        3,344
           Stratex Networks, Inc.*................ 3,603        7,962
           Stratos Lightwave, Inc.*...............   315        1,386
           Strattec Security Corp.*...............   143        6,855
           Strayer Education, Inc.................   397       22,827
           Stride Rite Corp....................... 1,739       12,469
           Sturm, Ruger & Co., Inc................   850        8,135
           Suffolk Bancorp........................   510       16,126
           Summit America Television, Inc.*....... 1,541        4,114
           Summit Bancshares, Inc.................   230        4,485
           Summit Properties, Inc.................   966       17,195
           Sun Bancorp, Inc.......................   216        3,949
           Sun Bancorp, Inc.*.....................   280        3,724
           Sun Communities, Inc...................   646       23,624
           Sunrise Assisted Living, Inc.*.........   775       19,290
           Suntron Corp.*.........................   109          509
           SuperGen, Inc.*........................ 1,282        4,654
           Superior Energy Services, Inc.*........ 2,123       17,409
           Superior Financial Corp................   302        5,548
           Superior Industries International, Inc.   929       38,424
           Supertex, Inc.*........................   453        6,745
           SureBeam Corp.--Class A*............... 2,774       11,207
           SureWest Communications................   579       21,538
           SurModics, Inc.*.......................   582       16,692
           Susquehanna Bancshares, Inc............ 1,723       35,909

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Swift Energy Co.*........................ 1,006  $     9,728
          SWS Group, Inc...........................   590        8,000
          Sybron Dental Special, Inc.*............. 1,657       24,606
          Sycamore Networks, Inc.*................. 6,954       20,098
          Sykes Enterprises, Inc.*................. 1,058        3,470
          Sylvan Learning Systems, Inc.*........... 1,382       22,665
          Symyx Technologies, Inc.*................ 1,001       12,603
          Synaptics, Inc.*.........................   219        1,664
          Syncor International Corp.*..............   746       20,687
          Synplicity, Inc.*........................   416        1,572
          Syntel, Inc.*............................   241        5,063
          Syntroleum Corp.*........................   855        1,479
          Sypris Solutions, Inc....................   214        2,185
          Systems & Computer Technology Corp.*..... 1,352       11,627
          Take-Two Interactive Software, Inc.*..... 1,651       38,781
          TALK America Holdings, Inc.*............. 1,003        5,617
          TALX Corp................................   537        6,938
          Tanger Factory Outlet Centers, Inc.......   254        7,874
          Tanox, Inc.*............................. 1,048        9,484
          Tasty Baking Co..........................   355        3,089
          Taubman Centers, Inc..................... 1,253       20,336
          TBC Corp.*...............................   740        8,887
          Techne Corp.*............................ 1,816       51,879
          Technical Olympic U.S.A., Inc.*..........    96        1,422
          Technitrol, Inc.......................... 1,750       28,245
          Tecumseh Products Co.....................   662       29,214
          Tejon Ranch Co.*.........................   307        9,118
          Tekelec*................................. 2,030       21,214
          Teledyne Technologies, Inc.*............. 1,324       20,760
          TeleTech Holdings, Inc.*................. 1,704       12,371
          Telik, Inc.*............................. 1,395       16,266
          Tellium, Inc.*........................... 3,407        2,180
          Tennant Co...............................   392       12,779
          Tenneco Automotive, Inc.*................ 1,649        6,662
          Terex Corp.*............................. 1,866       20,787
          Terra Industries, Inc.*.................. 1,700        2,601
          Terrayon Communication Systems, Inc.*.... 2,843        5,828
          Tesoro Petroleum Corp.*.................. 2,824       12,764
          Tetra Tech, Inc.*........................ 2,187       26,681
          TETRA Technologies, Inc.*................   574       12,266
          Texas Biotechnology Corp.*............... 1,909        2,673
          Texas Industries, Inc....................   916       22,259
          Texas Regional Bancshares,
           Inc.--Class A...........................   966       34,333
          The Banc Corp............................   567        4,400
          The Buckle, Inc.*........................   305        5,490
          The Children's Place Retail Stores, Inc.*   495        5,267
          The First of Long Island Corp............   149        5,439
          The Med-Design Corp.*....................   371        2,990
          The Medicines Co.*....................... 1,037       16,613
          The Men's Wearhouse, Inc.*............... 1,346       23,084
          The Navigators Group, Inc.*..............   177        4,062
          The Penn Traffic Co.*....................   465        1,628
          The Peoples Holding Co...................   246       10,025
          The Princeton Review, Inc.*..............   703        3,480
          The Robert Mondavi Corp.--Class A*.......   406       12,586
          The Sports Authority, Inc.*.............. 1,429       10,003
          The Steak n Shake Co.*...................   990        9,900
          The Topps Co., Inc.*..................... 1,622       14,112
          Theragenics Corp.*....................... 1,299        5,235

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Therasense, Inc.*.......................   969  $     8,091
          Therma-Wave, Inc.*...................... 1,079        1,133
          Thomas & Betts Corp.*................... 1,892       31,974
          Thomas Industries, Inc..................   633       16,496
          Thor Industries, Inc....................   670       23,068
          Thoratec Corp.*......................... 2,149       16,397
          Thornburg Mortgage Asset Corp........... 2,173       43,677
          THQ, Inc.*.............................. 1,723       22,830
          Three-Five Systems, Inc.*...............   940        6,063
          Tibco Software, Inc.*................... 3,507       21,673
          Tier Technologies, Inc.*................   628       10,048
          Time Warner Telecom, Inc.--Class A*..... 1,861        3,927
          TiVo, Inc.*.............................   805        4,210
          Tollgrade Communications, Inc.*.........   556        6,522
          Tom Brown, Inc.*........................ 1,461       36,671
          Tompkins Trustco, Inc...................   325       14,333
          Too, Inc.*.............................. 1,478       34,763
          Toro Co.................................   540       34,506
          Touch America Holdings, Inc.*........... 4,535        1,769
          Tower Automotive, Inc.*................. 2,690       12,105
          Town & Country Trust....................   623       13,145
          Tractor Supply Co.*.....................   595       22,372
          Trammell Crow Co.*...................... 1,288       11,592
          Trans World Entertainment Corp.*........   728        2,643
          Transaction Systems Architects, Inc.*... 1,387        9,016
          Transcontinental Realty Investors, Inc.*   125        2,205
          Transkaryotic Therapies, Inc.*.......... 1,223       12,108
          Transmeta Corp.*........................ 4,747        5,554
          TransMontaigne, Inc.*...................   770        3,573
          TRC Cos., Inc.*.........................   379        4,976
          Tredegar Corp........................... 1,133       16,995
          Tremont Corp............................    56        1,669
          Trex Co., Inc.*.........................   283        9,990
          Triad Guaranty, Inc.*...................   342       12,606
          Triangle Pharmaceuticals, Inc.*......... 1,373        8,156
          Triarc Cos., Inc.*......................   579       15,193
          TriCo Bancshares........................   217        5,338
          Trico Marine Services, Inc.*............   961        3,200
          Trikon Technologies, Inc.*..............   450        2,250
          Trimble Navigation, Ltd.*............... 1,101       13,751
          Trimeris, Inc.*.........................   654       28,181
          Trinity Industries, Inc................. 1,565       29,672
          TriPath Imaging, Inc.*..................   961        2,575
          Tripos, Inc.*...........................   318        2,331
          TriQuint Semiconductor, Inc.*........... 5,747       24,367
          Triton PCS Holdings, Inc.--Class A*.....   852        3,348
          Triumph Group, Inc.*....................   611       19,515
          TriZetto Group, Inc.*................... 1,323        8,123
          Tropical Sportswear International Corp.*   227        2,036
          Troy Financial Corp.....................   366        9,875
          Trust Co. of New Jersey.................   810       22,543
          TrustCo Bank Corp. NY................... 3,158       34,042
          TTM Technologies, Inc.*.................   673        2,227
          Tuesday Morning Corp.*..................   360        6,156
          Tularik, Inc.*.......................... 1,816       13,547
          Tupperware Corp......................... 2,269       34,217
          Turnstone Systems, Inc.*................ 1,535        4,145
          Tweeter Home Entertainment Group, Inc.*.   842        4,934
          Tyler Technologies, Inc.*............... 1,405        5,859
          U.S. Concrete, Inc.*....................   882        4,825

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           U.S. Industries, Inc.*................. 2,893  $     7,609
           U.S. Physical Therapy, Inc.*...........   432        4,817
           U.S. Restaurant Properties, Inc........   852       11,996
           U.S. Xpress Enterprises, Inc.--Class A*   241        2,111
           U.S.B. Holding Co., Inc................   524        9,275
           UAL Corp.*............................. 2,893        4,137
           UbiquiTel, Inc.*....................... 2,563        1,025
           UCBH Holdings, Inc.....................   793       33,663
           UGI Corp............................... 1,204       45,018
           UICI*.................................. 1,684       26,186
           UIL Holdings Corp......................   524       18,272
           Ulticom, Inc*..........................   460        3,445
           Ultimate Electronics, Inc.*............   479        4,862
           Ultratech Stepper, Inc.*...............   988        9,721
           UMB Financial Corp.....................   717       27,432
           Umpqua Holdings Corp................... 1,257       22,940
           Unifi, Inc.*........................... 2,187       11,482
           UniFirst Corp..........................   339        6,848
           Unilab Corp.*..........................   813       14,878
           Union Bankshares Corp..................   328        8,938
           Unisource Energy Corp.................. 1,245       21,526
           Unit Corp.*............................ 1,895       35,152
           United Auto Group, Inc.*...............   739        9,215
           United Bankshares, Inc................. 1,597       46,409
           United Community Banks, Inc............   723       17,619
           United Community Financial Corp........ 1,366       11,816
           United Defense Industries, Inc.*.......   921       21,460
           United Fire & Casualty Co..............   313       10,469
           United Industrial Corp.................   416        6,656
           United National Bancorp................   773       17,818
           United Natural Foods, Inc.*............   833       21,117
           United Online, Inc.*...................   908       14,475
           United Stationers, Inc.*............... 1,310       37,729
           United Surgical Partners International,
            Inc.*.................................   723       11,294
           United Therapeutics Corp.*.............   683       11,406
           Unitil Corp............................   204        5,059
           Universal American Financial Corp.*.... 1,020        5,935
           Universal Compression Holdings, Inc.*..   717       13,716
           Universal Corp......................... 1,146       42,357
           Universal Display Corp.*...............   810        6,391
           Universal Electronics, Inc.*...........   604        5,883
           Universal Forest Products, Inc.........   595       12,686
           Universal Health Realty Income Trust...   476       12,495
           Unizan Financial Corp..................   964       19,039
           Unocal Corp............................   751       22,966
           Unova, Inc.*........................... 1,806       10,836
           Urban Outfitters, Inc.*................   325        7,660
           Urologix, Inc.*........................   606        2,006
           URS Corp.*.............................   998       14,202
           Urstadt Biddle Properties--Class A.....   765        8,476
           US Oncology, Inc.*..................... 3,000       26,010
           US Unwired, Inc.*...................... 3,891        1,907
           USEC, Inc.............................. 3,550       21,371
           USFreightways Corp..................... 1,173       33,724
           USG Corp.*............................. 1,605       13,562
           Vail Resorts, Inc.*....................   366        5,552
           Valhi, Inc.............................   921        7,644
           Valmont Industries, Inc................   590       11,446
           Value Line, Inc........................    58        2,520

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         ValueClick, Inc.*.........................  2,800 $     7,812
         ValueVision International, Inc.--Class A*.    834      12,493
         Vans, Inc.*...............................    802       4,555
         Varian Semiconductor Equipment Associates,
          Inc.*....................................  1,339      31,816
         Varian, Inc.*.............................  1,287      36,923
         Vastera, Inc.*............................  1,397       7,894
         VCA Antech, Inc.*.........................  1,377      20,655
         Vector Group, Ltd.........................    935      10,865
         Veeco Instruments, Inc.*..................  1,101      12,728
         Ventana Medical Systems, Inc.*............    553      12,747
         Ventas, Inc...............................  2,653      30,377
         Verint Systems, Inc.*.....................    198       3,996
         Veritas DGC, Inc.*........................  1,355      10,705
         Verity, Inc.*.............................    964      12,909
         Versicor, Inc.*...........................    932      10,055
         Vesta Insurance Group, Inc................  1,498       4,120
         ViaSat, Inc.*.............................    805       9,290
         Viasys Healthcare, Inc.*..................  1,136      16,915
         Vical, Inc.*..............................    828       2,873
         Vicor Corp.*..............................    866       7,145
         Viewpoint Corp.*..........................  1,617       3,024
         Vignette Corp.*........................... 10,272      12,604
         Vintage Petroleum, Inc....................  2,121      22,377
         Virage Logic Corp.*.......................    468       4,694
         Virbac Corp.*.............................    381       2,137
         Virco Manufacturing Corp..................    230       2,346
         Virginia Financial Group, Inc.............    320       9,536
         VISX, Inc.*...............................  2,102      20,137
         Vital Signs, Inc..........................    259       7,739
         VitalWorks, Inc.*.........................  1,652       6,360
         Vitesse Semiconductor Corp.*..............  8,781      19,186
         Vitria Technology, Inc.*..................  3,243       2,432
         VIVUS, Inc.*..............................  1,437       5,360
         Volt Information Sciences, Inc.*..........    349       5,968
         W Holding Co., Inc........................  1,895      31,097
         W-H Energy Services, Inc.*................  1,010      14,736
         W.R. Grace & Co.*.........................  2,864       5,613
         Wabash National Corp.*....................  1,122       9,402
         Wabtec Corp...............................  1,498      21,032
         Wackenhut Corrections Corp.*..............    379       4,211
         Wallace Computer Services, Inc............  1,625      34,954
         Walter Industries, Inc....................  1,170      12,671
         Warwick Community Bancorp, Inc............    156       4,419
         Washington Real Estate Investment Trust...  1,610      41,055
         Washington Trust Bancorp, Inc.............    569      11,113
         Waste Connections, Inc.*..................  1,207      46,602
         WatchGuard Technologies, Inc.*............  1,146       7,313
         Water Pik Technologies, Inc.*.............    463       3,403
         Watsco, Inc...............................    744      12,187
         Watson Wyatt & Co. Holdings*..............    876      19,053
         Watts Industries, Inc.--Class A...........    681      10,719
         Wausau-Mosinee Paper Corp.................  1,585      17,784
         Waypoint Financial Corp...................  1,562      27,804
         WCI Communities, Inc.*....................    299       3,050
         WD-40 Co..................................    699      18,468
         WebEx Communications, Inc.*...............  1,010      15,150
         webMethods, Inc.*.........................  1,969      16,185
         Websense, Inc.*...........................    921      19,673
         Weis Markets, Inc.........................    481      14,935

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Wellman, Inc......................... 1,392  $    18,778
            Wellsford Real Properties, Inc.*.....   232        3,656
            Werner Enterprises, Inc.............. 1,683       36,235
            Wesbanco, Inc........................   929       21,729
            WESCO International, Inc.*...........   615        3,376
            West Coast Bancorp...................   688       10,423
            West Marine, Inc.*...................   450        6,160
            West Pharmaceutical Services, Inc....   572       13,957
            Westar Energy, Inc................... 2,446       24,215
            Westcorp.............................   513       10,773
            Western Digital Corp.*............... 8,399       53,669
            Western Gas Resources, Inc...........   825       30,401
            Westfield Financial, Inc.............   214        3,317
            Westpoint Stevens, Inc.*............. 1,525          900
            Westport Resources Corp.*............   697       14,498
            Wet Seal, Inc.--Class A*............. 1,117       12,020
            WFS Financial, Inc.*.................   299        6,252
            WGL Holdings, Inc.................... 2,121       50,733
            White Electronic Designs Corp.*......   762        5,829
            Whitehall Jewellers, Inc.*...........   487        4,627
            Wild Oats Markets, Inc.*.............   998       10,299
            William Lyon Homes, Inc.*............   206        4,497
            Willow Grove Bancorp, Inc............   209        2,905
            Wilson Greatbatch Technologies, Inc.*   913       26,660
            Wilsons The Leather Experts, Inc.*...   617        3,085
            Wind River Systems, Inc.*............ 2,983       12,230
            Winnebago Industries, Inc............   524       20,557
            Winston Hotels, Inc..................   736        5,741
            Wintrust Financial Corp..............   639       20,012
            Wireless Facilities, Inc.*........... 1,010        6,070
            Witness Systems, Inc.*...............   598        2,057
            WMS Industries, Inc.*................   956       14,321
            Wolverine World Wide, Inc............ 1,816       27,440
            Women First HealthCare, Inc.*........   680        3,101
            Woodhead Industries, Inc.............   455        5,142
            Woodward Governor Co.................   387       16,835
            World Acceptance Corp.*..............   473        3,600
            World Fuel Services Corp.............   389        7,975
            World Wrestling Entertainment, Inc.*.   435        3,502
            Worthington Industries, Inc.......... 2,941       44,820
            WPS Resources Corp................... 1,371       53,223
            Wright Medical Group, Inc.*..........   681       11,890
            WSFS Financial Corp..................   342       11,276
            Wyndham International, Inc.--Class A* 6,548        1,506
            X-Rite, Inc..........................   783        5,473
            Xicor, Inc.*.........................   911        3,398
            XM Satellite Radio Holdings,
             Inc.--Class A*...................... 2,369        6,373
            Yankee Candle Co., Inc.*............. 1,181       18,895
            Yardville National Bancorp...........   259        4,465
            Yellow Corp.*........................ 1,266       31,892
            Young Broadcasting, Inc.--Class A*...   606        7,981
            Young Innovations, Inc.*.............   185        4,305
            Zenith National Insurance Corp.......   358        8,420
            Zoll Medical Corp.*..................   363       12,948
            Zomax, Inc.*......................... 1,286        5,466
            Zoran Corp.*......................... 1,180       16,603
            Zygo Corp.*..........................   678        4,739
            Zymogenetics, Inc.*..................   435        4,307
                                                         -----------
            TOTAL COMMON STOCKS..................         26,137,901
                                                         -----------

          Warrants (0.0%)
                                                Shares        Value
                                              ----------- ------------
         Microstrategy, Inc..................       3,674 $        220
                                                          ------------
         TOTAL WARRANTS......................                      220
                                                          ------------
          Convertible Bonds (0.2%)
                                               Principal
                                                Amount
                                              -----------
         Microstrategy, Inc., 7.50%, 06/24/07 $   155,600       63,018
                                                          ------------
         TOTAL CONVERTIBLE BONDS.............                   63,018
                                                          ------------
          Federal Home Loan Bank (20.0%)
         Federal Home Loan Bank,
          0.50%, 01/02/03....................   6,100,000    6,099,831
                                                          ------------
         TOTAL FEDERAL HOME LOAN
          BANK...............................                6,099,831
                                                          ------------
          U.S. Treasury Bills (81.8%)
         U.S. Treasury Bills,
          0.50%, 01/02/03....................  25,002,000   25,002,000
                                                          ------------
         TOTAL U.S. TREASURY BILLS...........               25,002,000
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $57,214,793)/(a)/--187.5%....               57,302,970
         Net other
          assets/(liabilities)--(87.5)%......              (26,741,999)
                                                          ------------
         NET ASSETS--100.0%..................             $ 30,560,971
                                                          ============

------
*Non-income producing security
/(a)/Cost for federal income taxes is $57,874,060 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $659,267. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                    Unrealized appreciation..... $ 264,355
                    Unrealized depreciation.....  (835,445)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(571,090)
                                                 =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                           Unrealized
                                               Contracts Gains/(Losses)
                                               --------- --------------
         Russell 2000 Future Contract expiring
          March 2003 (Underlying face
          amount at value $1,910,000).........    10        $(3,600)

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002


The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 0.9%
                     Agriculture...................... 0.4%
                     Airlines......................... 0.3%
                     Apparel.......................... 0.7%
                     Auto Manufacturers............... 0.2%
                     Auto Parts & Equipment........... 0.5%
                     Banks............................ 7.4%
                     Beverages........................ 0.1%
                     Biotechnology.................... 1.8%
                     Building Materials............... 0.8%
                     Chemicals........................ 2.1%
                     Coal............................. 0.2%
                     Commercial Services.............. 3.9%
                     Computers........................ 3.1%
                     Cosmetics/Personal Care.......... 0.1%
                     Distribution/Wholesale........... 0.6%
                     Diversified Financial Services... 0.8%
                     Electric......................... 1.5%
                     Electrical Components & Equipment 0.9%
                     Electronics...................... 2.1%
                     Energy--Alternate Sources........ 0.1%
                     Engineering & Construction....... 0.4%
                     Enterprise Software/Services..... 0.2%
                     Entertainment.................... 0.8%
                     Environmental Control............ 0.6%
                     Food............................. 1.8%
                     Forest & Paper Products.......... 0.5%
                     Gas.............................. 1.6%
                     Hand/Machine Tools............... 0.5%
                     Healthcare--Products............. 3.1%
                     Healthcare--Services............. 1.8%
                     Holding Companies--Diversified... 0.1%
                     Home Builders.................... 0.8%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.9%
                     Housewares....................... 0.2%
                     Insurance........................ 1.9%
                     Internet......................... 2.6%
                     Investment Companies............. 0.1%
                     Iron/Steel....................... 0.3%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.6%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 1.3%
                     Manufacturing.................... 1.0%
                     Media............................ 0.7%
                     Metal Fabricate/Hardware......... 0.3%
                     Mining........................... 1.6%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 2.2%
                     Oil & Gas Services............... 1.1%
                     Packaging & Containers........... 0.3%
                     Pharmaceuticals.................. 3.5%
                     Pipelines........................ 0.2%
                     Real Estate...................... 0.3%
                     Real Estate Investment Trust..... 6.2%
                     Retail........................... 5.1%
                     Savings & Loans.................. 2.4%
                     Semiconductors................... 2.9%

                            Software..........  3.1%
                            Telecommunications  2.6%
                            Textiles..........  0.4%
                            Toys/Games/Hobbies  0.2%
                            Transportation....  1.8%
                            Water.............  0.2%
                            Other............. 14.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $57,214,793)........... $ 57,302,970
        Dividends and interest receivable..................        1,976
        Receivable for capital shares issued...............        2,480
        Receivable for investments sold....................   19,984,754
        Variation margin on futures contracts..............        8,440
        Prepaid expenses...................................          204
                                                            ------------
         Total Assets......................................   77,300,824
                                                            ------------
      Liabilities:
        Cash overdraft.....................................   22,852,329
        Payable for capital shares redeemed................   23,209,036
        Unrealized depreciation on swap contracts..........      552,960
        Advisory fees payable..............................       45,472
        Management services fees payable...................        6,918
        Administration fees payable........................        2,270
        Administrative services fees payable...............       20,599
        Distribution fees payable..........................       12,838
        Other accrued expenses.............................       37,431
                                                            ------------
         Total Liabilities.................................   46,739,853
                                                            ------------
      Net Assets........................................... $ 30,560,971
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 80,415,441
        Accumulated net investment income/(loss)...........       22,364
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (49,408,451)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     (468,383)
                                                            ------------
      Net Assets........................................... $ 30,560,971
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,087,777
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.64
                                                            ============


      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    274,891
       Interest.............................................      224,202
                                                             ------------
        Total Investment Income.............................      499,093
                                                             ------------
     Expenses:
       Advisory fees........................................      311,617
       Management services fees.............................       62,324
       Administration fees..................................       21,885
       Administrative services fees.........................      158,894
       Distribution fees....................................      103,872
       Custody fees.........................................       96,166
       Fund accounting fees.................................       39,885
       Transfer agent fees..................................       50,082
       Other fees...........................................       48,697
                                                             ------------
        Total Expenses before reductions....................      893,422
        Less Expenses reduced by the Investment
         Advisor............................................      (71,489)
                                                             ------------
        Net Expenses........................................      821,933
                                                             ------------
     Net Investment Income/(Loss)...........................     (322,840)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (28,123,123)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   15,186,977
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts, and swap
        contracts...........................................  (12,513,542)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (25,449,688)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(25,772,528)
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


 Statements of Changes in Net Assets
                                                                                                         For the
                                                                                                       year ended
                                                                                                    December 31, 2002
                                                                                                    -----------------
From Investment Activities:
Operations:
  Net investment income/(loss).....................................................................   $    (322,840)
  Net realized gains/(losses) on investments.......................................................     (12,936,146)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swaps
   contracts.......................................................................................     (12,513,542)
                                                                                                      -------------
  Change in net assets resulting from operations...................................................     (25,772,528)
                                                                                                      -------------
Capital Transactions:
  Proceeds from shares issued......................................................................     914,822,517
  Cost of shares redeemed..........................................................................    (947,529,845)
                                                                                                      -------------
  Change in net assets resulting from capital transactions.........................................     (32,707,328)
                                                                                                      -------------
  Change in net assets.............................................................................     (58,479,856)
Net Assets:
  Beginning of year................................................................................      89,040,827
                                                                                                      -------------
  End of year......................................................................................   $  30,560,971
                                                                                                      =============
Share Transactions:
  Issued...........................................................................................      45,257,718
  Redeemed.........................................................................................     (46,661,053)
                                                                                                      -------------
  Change in shares.................................................................................      (1,403,335)
                                                                                                      =============

 Statements of Changes in Net Assets
                                                                                                         For the
                                                                                                       year ended
                                                                                                    December 31, 2001
                                                                                                    -----------------
From Investment Activities:
Operations:
  Net investment income/(loss).....................................................................   $    (271,427)
  Net realized gains/(losses) on investments.......................................................     (11,349,319)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swaps
   contracts.......................................................................................       9,389,396
                                                                                                      -------------
  Change in net assets resulting from operations...................................................      (2,231,350)
                                                                                                      -------------
Capital Transactions:
  Proceeds from shares issued......................................................................     487,193,262
  Cost of shares redeemed..........................................................................    (429,309,037)
                                                                                                      -------------
  Change in net assets resulting from capital transactions.........................................      57,884,225
                                                                                                      -------------
  Change in net assets.............................................................................      55,652,875
Net Assets:
  Beginning of year................................................................................      33,387,952
                                                                                                      -------------
  End of year......................................................................................   $  89,040,827
                                                                                                      =============
Share Transactions:
  Issued...........................................................................................      19,355,893
  Redeemed.........................................................................................     (17,074,193)
                                                                                                      -------------
  Change in shares.................................................................................       2,281,700
                                                                                                      =============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                   For the              For the              For the
                                                 year ended           year ended           year ended
                                              December 31, 2002    December 31, 2001    December 31, 2000
                                              -----------------    -----------------    -----------------
Net Asset Value, Beginning of Period.........    $     25.51          $     27.61          $     35.99
                                                 -----------          -----------          -----------
 Net investment income/(loss)................          (0.16)/(b)/          (0.17)/(b)/          (0.04)/(b)/
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................         (10.71)               (1.93)               (7.90)
                                                 -----------          -----------          -----------
 Total income/(loss) from investment
   operations................................         (10.87)               (2.10)               (7.94)
                                                 -----------          -----------          -----------
Distributions to Shareholders From:
 Net investment income.......................             --                   --                (0.02)
 Net realized gains on investments and
   futures contracts.........................             --                   --                (0.42)
                                                 -----------          -----------          -----------
 Total distributions.........................             --                   --                (0.44)
                                                 -----------          -----------          -----------
Net Asset Value, End of Period...............    $     14.64          $     25.51          $     27.61
                                                 ===========          ===========          ===========
Total Return.................................         (42.61)%              (7.61)%             (22.14)%
Ratios/Supplemental Data:
Net assets, end of year......................    $30,560,971          $89,040,827          $33,387,952
Ratio of expenses to average net assets......           1.98%                2.11%                1.95%
Ratio of net investment income/(loss) to
 average net assets..........................          (0.78)%              (0.69)%              (0.12)%
Ratio of expenses to average net assets*.....           2.15%                2.11%                2.24%
Portfolio turnover...........................          1,511%                 842%               1,971%

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                 For the period
                                              October 18, 1999/(a)/
                                                    through
                                               December 31, 1999
                                              --------------------
Net Asset Value, Beginning of Period.........      $    30.00
                                                   ----------
 Net investment income/(loss)................            0.06
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................            5.93
                                                   ----------
 Total income/(loss) from investment
   operations................................            5.99
                                                   ----------
Distributions to Shareholders From:
 Net investment income.......................              --
 Net realized gains on investments and
   futures contracts.........................              --
                                                   ----------
 Total distributions.........................              --
                                                   ----------
Net Asset Value, End of Period...............      $    35.99
                                                   ==========
Total Return.................................           19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of year......................      $9,803,920
Ratio of expenses to average net assets......            1.70%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................            1.75%/(d)/
Ratio of expenses to average net assets*.....            2.53%/(d)/
Portfolio turnover...........................             686%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                              ProFund VP UltraOTC

   For the year ended December 31, 2002, the ProFund VP UltraOTC had a NAV total return of -68.94%*, compared to a return of -37.58% for the unmanaged NASDAQ-100 Index(R). This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the ProFund VP UltraOTC achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   The performance of the NASDAQ-100 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

Value of a $10,000 Investment

                   [CHART]

            ProFund VP UltraOTC   NASDAQ-100
            -------------------   ----------
10/18/1999       $10,000           $10,000
12/31/1999        23,643            15,696
 3/31/2000        30,650            18,617
 6/30/2000        19,437            15,933
 9/30/2000        16,490            15,115
12/31/2000         6,295             9,913
 3/31/2001         2,455             6,660
 6/30/2001         3,013             7,748
 9/30/2001         1,150             4,946
12/31/2001         1,969             6,676
 3/31/2002         1,611             6,150
 6/30/2002           795             4,451
 9/30/2002           461             3,524
12/31/2002           612             4,167

-------------------------------------------
      Average Annual Total Return
             as of 12/31/02
-------------------------------------------
                                    Since
                                 Inception
              1 Year    3 Year   (10/18/99)
------------------------------------------
VP UltraOTC  (68.94)%  (70.34)%   (58.21)%
------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraOTC from 10/18/99 to 12/31/02.

   The performance of the ProFund VP UltraOTC is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
                                                December 31, 2002


           Common Stocks (84.4%)
                                                   Shares     Value
                                                   ------- -----------
          ADC Telecommunications, Inc.*...........  59,001 $   123,312
          Adobe Systems, Inc......................  13,682     339,327
          Altera Corp.*...........................  31,900     393,327
          Amazon.com, Inc.*.......................  14,960     282,594
          American Power Conversion Corp.*........  11,715     177,482
          Amgen, Inc.*............................  35,621   1,721,919
          Apollo Group, Inc.--Class A*............  10,487     461,428
          Apple Computer, Inc.*...................  29,657     424,985
          Applied Materials, Inc.*................  50,694     660,543
          BEA Systems, Inc.*......................  22,578     258,970
          Bed Bath & Beyond, Inc.*................  23,217     801,684
          Biogen, Inc.*...........................  10,863     435,172
          Biomet, Inc.............................  20,561     589,278
          Broadcom Corp.--Class A*................  11,176     168,311
          Brocade Communications Systems, Inc.*...  14,108      58,407
          C.H. Robinson Worldwide, Inc............   4,899     152,849
          CDW Computer Centers, Inc.*.............   5,062     221,969
          Cephalon, Inc.*.........................   2,982     145,128
          Check Point Software Technologies, Ltd.*  14,271     185,095
          Chiron Corp.*...........................  15,499     582,762
          CIENA Corp.*............................  30,296     155,721
          Cintas Corp.............................  12,141     555,451
          Cisco Systems, Inc.*.................... 152,721   2,000,645
          Citrix Systems, Inc.*...................  11,828     145,721
          Comcast Corp--Special Class A*..........  56,232   1,325,388
          Compuware Corp.*........................  13,895      66,696
          Comverse Technology, Inc.*..............  11,502     115,250
          Conexant Systems, Inc.*.................     100         161
          Costco Wholesale Corp.*.................  14,271     400,444
          Dell Computer Corp.*....................  56,445   1,509,339
          DENTSPLY International, Inc.............   4,473     166,396
          Dollar Tree Stores, Inc.*...............   6,653     163,464
          eBay, Inc.*.............................  13,682     927,914
          EchoStar Communications
           Corp.--Class A*........................  14,910     331,897
          Electronic Arts, Inc.*..................   8,520     424,040
          Expeditors International of Washington,
           Inc....................................   5,964     194,724
          Express Scripts, Inc.--Class A*.........   3,997     192,016
          Fastenal Co.............................   4,260     159,281
          First Health Group Corp.*...............   6,177     150,410
          Fiserv, Inc.*...........................  14,271     484,500
          Flextronics International, Ltd.*........  33,278     272,547
          Gentex Corp.*...........................   4,686     148,265
          Genzyme Corp.--General Division*........  15,975     472,381
          Gilead Sciences, Inc.*..................  11,552     392,768
          Henry Schein, Inc.*.....................   2,343     105,435
          Human Genome Sciences, Inc.*............   7,668      67,555
          i2 Technologies, Inc.*..................     100         115
          ICOS Corp.*.............................   3,621      84,768
          IDEC Pharmaceuticals Corp.*.............   9,798     325,000
          Intel Corp.............................. 137,285   2,137,527
          Intuit, Inc.*...........................  15,336     719,565
          Invitrogen Corp.*.......................   2,769      86,642
          JDS Uniphase Corp.*.....................  88,608     218,862
          Juniper Networks, Inc.*.................  14,534      98,831
          KLA-Tencor Corp.*.......................  13,632     482,164
          Lamar Advertising Co.*..................   4,899     164,851
          Lincare Holdings, Inc.*.................   5,964     188,582
          Linear Technology Corp..................  24,708     635,490

              Common Stocks, continued
                                               Shares     Value
                                               ------- -----------
             Maxim Integrated Products, Inc...  26,625 $   879,690
             MedImmune, Inc.*.................  15,975     434,041
             Mercury Interactive Corp.*.......   5,325     157,886
             Microchip Technology, Inc........  10,011     244,769
             Microsoft Corp.*................. 108,643   5,616,844
             Millennium Pharmaceuticals, Inc.*  18,794     149,224
             Molex, Inc.......................   5,751     132,503
             Network Appliance, Inc.*.........  20,874     208,740
             Nextel Communications,
              Inc.--Class A*..................  70,766     817,347
             Novellus Systems, Inc.*..........   8,896     249,800
             NVIDIA Corp.*....................  10,011     115,227
             Oracle Corp.*.................... 131,034   1,415,168
             PACCAR, Inc......................   7,668     353,725
             PanAmSat Corp.*..................  11,928     174,626
             Patterson Dental Co.*............   3,834     167,699
             Patterson-UTI Energy, Inc.*......   4,899     147,803
             Paychex, Inc.....................  21,137     589,722
             PeopleSoft, Inc.*................  26,249     480,357
             Petsmart, Inc.*..................   8,094     138,650
             Pixar Animation Studios*.........   2,982     158,016
             QLogic Corp.*....................   5,538     191,116
             Qualcomm, Inc.*..................  56,169   2,043,991
             RF Micro Devices, Inc.*..........  11,289      82,748
             Ross Stores, Inc.................   4,473     189,610
             Ryanair Holdings PLC--ADR*.......   3,621     141,798
             Sanmina-SCI Corp.*...............  33,441     150,150
             Siebel Systems, Inc.*............  33,704     252,106
             Sigma-Aldrich Corp...............   4,047     197,089
             Smurfit-Stone Container Corp.*...  14,271     219,645
             Staples, Inc.*...................  18,794     343,930
             Starbucks Corp.*.................  32,000     652,160
             Sun Microsystems, Inc.*..........  80,301     249,736
             Symantec Corp.*..................   8,733     353,774
             Synopsys, Inc.*..................   4,047     186,769
             Telefonaktiebolaget LM Ericsson*.   8,190      55,201
             Tellabs, Inc.*...................  13,895     101,017
             Teva Pharmaceutical Industries,
              Ltd.--ADR.......................  10,863     419,420
             TMP Worldwide, Inc.*.............   7,079      80,063
             USA Networks, Inc.*..............  25,986     595,599
             VeriSign, Inc.*..................  13,206     105,912
             Veritas Software Corp.*..........  24,971     390,047
             Whole Foods Market, Inc.*........   3,408     179,704
             Xilinx, Inc.*....................  26,462     545,117
             Yahoo!, Inc.*....................  16,827     275,121
                                                       -----------
             TOTAL COMMON STOCKS..............          44,889,008
                                                       -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
                                                December 31, 2002

         Federal Home Loan Bank (32.6%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $17,335,000 $17,334,518
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              17,334,518
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $56,167,250)/(a)/--117.0%.......              62,223,526
        Net other assets/(liabilities)--(17.0)%              (9,035,028)
                                                            -----------
        NET ASSETS--100.0%.....................             $53,188,498
                                                            ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $147,767,566 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $91,600,316. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  6,223,592
                   Unrealized depreciation.....  (91,767,632)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(85,544,040)
                                                ============

/ADR/ American Depositary Receipt

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini NASDAQ Future Contract
            expiring March 2003 (Underlying
            face amount at value $394,400).    20        $(23,690)
           NASDAQ Future Contract expiring
            March 2003 (Underlying face
            amount at value $4,239,800)....    43        $(23,244)

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                    Advertising......................  0.3%
                    Airlines.........................  0.3%
                    Auto Manufacturers...............  0.7%
                    Biotechnology....................  7.4%
                    Chemicals........................  0.4%
                    Commercial Services..............  2.3%
                    Computers........................  5.7%
                    Distribution/Wholesale...........  0.3%
                    Electrical Components & Equipment  0.6%
                    Electronics......................  1.1%
                    Food.............................  0.3%
                    Healthcare--Products.............  1.9%
                    Healthcare--Services.............  0.4%
                    Internet.........................  4.2%
                    Leisure Time.....................  1.1%
                    Media............................  2.5%
                    Oil & Gas........................  0.3%
                    Packaging & Containers...........  0.4%
                    Pharmaceuticals..................  3.0%
                    Retail...........................  5.5%
                    Semiconductors................... 12.6%
                    Software......................... 19.8%
                    Telecommunications............... 11.8%
                    Textiles.........................  1.0%
                    Transportation...................  0.7%
                    Other............................ 15.4%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

       Statement of Assets and Liabilities
                                                        December 31, 2002
      Assets:
        Investments, at value (cost $56,167,250)........... $  62,223,526
        Cash...............................................       512,089
        Dividends and interest receivable..................         5,500
        Receivable for capital shares issued...............     4,246,518
        Prepaid expenses...................................           634
                                                            -------------
         Total Assets......................................    66,988,267
                                                            -------------
      Liabilities:
        Payable for investments purchased..................    12,643,970
        Payable for capital shares redeemed................       151,102
        Unrealized depreciation on swap contracts..........       854,152
        Variation margin on futures contracts..............        25,534
        Advisory fees payable..............................        36,242
        Management services fees payable...................         7,013
        Administration fees payable........................         2,293
        Administrative services fees payable...............        22,389
        Distribution fees payable..........................        12,765
        Other accrued expenses.............................        44,309
                                                            -------------
         Total Liabilities.................................    13,799,769
                                                            -------------
      Net Assets........................................... $  53,188,498
                                                            =============
      Net Assets consist of:
        Capital............................................ $ 473,390,325
        Accumulated net investment income/(loss)...........         2,928
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (425,359,945)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     5,155,190
                                                            -------------
      Net Assets........................................... $  53,188,498
                                                            =============
        Shares of Beneficial Interest Outstanding..........    35,400,339
                                                            =============
        Net Asset Value (offering and redemption price per
         share)............................................ $        1.50
                                                            =============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $    147,130
       Dividends............................................       43,020
                                                             ------------
        Total Investment Income.............................      190,150
                                                             ------------
     Expenses:
       Advisory fees........................................      414,942
       Management services fees.............................       82,989
       Administration fees..................................       29,138
       Administrative services fees.........................      225,106
       Distribution fees....................................      138,314
       Custody fees.........................................       60,719
       Fund accounting fees.................................       58,560
       Transfer agent fees..................................       69,501
       Other fees...........................................       70,330
                                                             ------------
        Total Expenses before reductions....................    1,149,599
        Less Expenses reduced by the Investment
         Advisor............................................      (57,524)
                                                             ------------
        Net Expenses........................................    1,092,075
                                                             ------------
     Net Investment Income/(Loss)...........................     (901,925)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (22,894,868)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................  (39,376,915)
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................   (4,586,398)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (66,858,181)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(67,760,106)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC


 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $    (901,925)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................     (62,271,783)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................      (4,586,398)
                                                                                                     -------------
  Change in net assets resulting from operations..................................................     (67,760,106)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     707,471,957
  Cost of shares redeemed.........................................................................    (688,654,704)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      18,817,253
                                                                                                     -------------
  Change in net assets............................................................................     (48,942,853)
Net Assets:
  Beginning of year...............................................................................     102,131,351
                                                                                                     -------------
  End of year.....................................................................................   $  53,188,498
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................     287,626,436
  Redeemed........................................................................................    (273,382,614)
                                                                                                     -------------
  Change in shares................................................................................      14,243,822
                                                                                                     =============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $  (1,375,804)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................    (145,249,697)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................      36,284,761
                                                                                                     -------------
  Change in net assets resulting from operations..................................................    (110,340,740)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     401,093,771
  Cost of shares redeemed.........................................................................    (304,119,558)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      96,974,213
                                                                                                     -------------
  Change in net assets............................................................................     (13,366,527)
Net Assets:
  Beginning of year...............................................................................     115,497,878
                                                                                                     -------------
  End of year.....................................................................................   $ 102,131,351
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................      67,747,393
  Redeemed........................................................................................     (54,069,370)
                                                                                                     -------------
  Change in shares................................................................................      13,678,023
                                                                                                     =============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Financial Highlights
For a share of beneficial interest
outstanding throughout the periods
indicated.
                                                                                                      For the period
                                         For the              For the              For the         October 18, 1999/(a)/
                                       year ended           year ended           year ended              through
                                    December 31, 2002    December 31, 2001    December 31, 2000     December 31, 1999
                                    -----------------    -----------------    -----------------    --------------------
Net Asset Value, Beginning of
 Period............................    $      4.83         $      15.44         $      70.93           $     30.00
                                       -----------         ------------         ------------           -----------
 Net investment income/(loss)......          (0.04)/(b)/          (0.11)/(b)/          (0.40)/(b)/           (0.06)
 Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts.......................          (3.29)              (10.50)              (51.29)                40.99
                                       -----------         ------------         ------------           -----------
 Total income/(loss) from
   investment activities...........          (3.33)              (10.61)              (51.69)                40.93
                                       -----------         ------------         ------------           -----------
Distributions to Shareholders From:
 Net realized gains on investments
   and futures contracts...........             --                   --                (3.80)                   --
                                       -----------         ------------         ------------           -----------
 Total distributions...............             --                   --                (3.80)                   --
                                       -----------         ------------         ------------           -----------
Net Asset Value, End of Period.....    $      1.50         $       4.83         $      15.44           $     70.93
                                       ===========         ============         ============           ===========
Total Return.......................         (68.94)%             (68.72)%             (73.37)%              136.43%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............    $53,188,498         $102,131,351         $115,497,878           $67,897,587
Ratio of expenses to average net
 assets............................           1.98%                1.95%                1.65%                 1.65%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets............................          (1.64)%              (1.60)%              (0.79)%               (0.77)%/(d)/
Ratio of expenses to average net
 assets*...........................           2.08%                1.95%                1.65%                 1.97%/(d)/
Portfolio turnover.................            982%                 465%                 683%                  101%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                                ProFund VP Bear

   For the year ended December 31, 2002, the ProFund VP Bear had a NAV total return of 20.82%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that inversely correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bear achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.


                  [CHART]


Value of a $10,000 Investment

               ProFund
               VP Bear          S&P 500
               -------          -------
1/22/01       $10,000           $10,000
3/31/01        11,667             8,641
6/30/01        11,073             9,118
9/30/01        12,960             7,751
12/31/01       11,690             8,549
3/31/02        11,617             8,544
6/30/02        13,307             7,371
9/30/02        15,657             6,071
12/31/02       14,124             6,552


------------------------------------
    Average Annual Total Return
         as of 12/31/02
------------------------------------
                          Since
                        Inception
           1 Year        (1/22/01)
------------------------------------
VP Bear    20.82%          19.48%
------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Bear is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bear                          Investments
                                                December 31, 2002

         Federal Home Loan Bank (23.2%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $18,052,000 $18,051,499
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              18,051,499
                                                            -----------
         Federal Home Loan Mortgage Corporation (23.2%)
        Federal Home Loan Mortgage
         Corporation, 0.50%, 01/02/03..........  18,052,000  18,051,499
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         MORTGAGE CORPORATION..................              18,051,499
                                                            -----------
         Federal National Mortgage Association (23.2%)
        Federal National Mortgage Association,
         0.50%, 01/02/03.......................  18,052,000  18,051,498
                                                            -----------
        TOTAL FEDERAL NATIONAL
         MORTGAGE ASSOCIATION..................              18,051,498
                                                            -----------
         U.S. Treasury Bills (23.2%)
        U.S. Treasury Bills, 0.51%, 01/02/03...  18,052,000  18,051,498
                                                            -----------
        TOTAL U.S. TREASURY BILLS..............              18,051,498
                                                            -----------
         Repurchase Agreement (23.0%)
        State Street Bank, 0.95%, 01/02/03,
         dated 12/31/02, with maturity value of
         $18,048,953 (Fully collateralized by a
         Federal Home Loan Mortgage
         Corporation Security).................  18,048,000  18,048,000
                                                            -----------
        TOTAL REPURCHASE
         AGREEMENT.............................              18,048,000
                                                            -----------

         Options Purchased (0.0%)
                                                Contracts     Value
                                                --------- ------------
        S&P 500 Call Option expiring January
         2003 @ $1,200.........................    300    $      2,250
                                                          ------------
        TOTAL OPTIONS PURCHASED................                  2,250
                                                          ------------
        TOTAL INVESTMENTS
         (Cost $90,260,096)/(a)/--115.8%.......             90,256,244
        Net other assets/(liabilities)--(15.8)%            (12,318,459)
                                                          ------------
        NET ASSETS--100.0%.....................           $ 77,937,785
                                                          ============

------
/(a)/Cost for federal income taxes is $90,257,246 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $2,850 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

              Unrealized appreciation................... $     0
              Unrealized depreciation...................  (1,002)
                                                         -------
              Net unrealized appreciation/(depreciation) $(1,002)
                                                         =======

At December 31, 2002, the following futures contracts sold were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $17,140,500)...    78        $(99,801)
           E-mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $87,900)..     2        $  2,801


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $72,212,096)........... $72,208,244
         Repurchase agreement, at amortized cost............  18,048,000
                                                             -----------
          Total Investments.................................  90,256,244
         Cash...............................................   2,559,282
         Interest receivable................................         476
         Receivable for capital shares issued...............      63,327
         Prepaid expenses...................................         961
                                                             -----------
          Total Assets......................................  92,880,290
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................  14,381,274
         Unrealized depreciation on swap contracts..........     311,637
         Variation margin on futures contracts..............      42,057
         Advisory fees payable..............................      67,014
         Management services fees payable...................      11,530
         Administration fees payable........................       3,802
         Administrative services fees payable...............      37,376
         Distribution fees payable..........................      22,355
         Other accrued expenses.............................      65,460
                                                             -----------
          Total Liabilities.................................  14,942,505
                                                             -----------
       Net Assets........................................... $77,937,785
                                                             ===========
       Net Assets consist of:
         Capital............................................ $79,949,495
         Accumulated net investment income/(loss)...........       6,559
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (1,605,780)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................    (412,489)
                                                             -----------
       Net Assets........................................... $77,937,785
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,842,794
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     42.29
                                                             ===========

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $  1,044,593
                                                             ------------
     Expenses:
       Advisory fees........................................      553,504
       Management services fees.............................      110,701
       Administration fees..................................       39,299
       Administrative services fees.........................      319,383
       Distribution fees....................................      184,501
       Custody fees.........................................       52,683
       Fund accounting fees.................................       77,994
       Transfer agent fees..................................       75,961
       Other fees...........................................       87,816
                                                             ------------
        Total Expenses before reductions....................    1,501,842
        Less Expenses reduced by the Investment
         Advisor............................................      (39,311)
                                                             ------------
        Net Expenses........................................    1,462,531
                                                             ------------
     Net Investment Income/(Loss)...........................     (417,938)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (53,641,881)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   56,821,601
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................     (228,289)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................    2,951,431
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $  2,533,493
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear


 Statements of Changes in Net Assets

                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................  $      (417,938)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................        3,179,720
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................         (228,289)
                                                                                                    ---------------
  Change in net assets resulting from operations..................................................        2,533,493
                                                                                                    ---------------
Distributions to Shareholders From:
  Net investment income...........................................................................         (163,471)
                                                                                                    ---------------
  Change in net assets resulting from distributions...............................................         (163,471)
                                                                                                    ---------------
Capital Transactions:
  Proceeds from shares issued.....................................................................    2,094,654,367
  Dividends reinvested............................................................................          163,471
  Cost of shares redeemed.........................................................................   (2,056,540,320)
                                                                                                    ---------------
  Change in net assets resulting from capital transactions........................................       38,277,518
                                                                                                    ---------------
  Change in net assets............................................................................       40,647,540
Net Assets:
  Beginning of period.............................................................................       37,290,245
                                                                                                    ---------------
  End of period...................................................................................  $    77,937,785
                                                                                                    ===============
Share Transactions:
  Issued..........................................................................................       52,297,216
  Reinvested......................................................................................            3,845
  Redeemed........................................................................................      (51,521,540)
                                                                                                    ---------------
  Change in shares................................................................................          779,521
                                                                                                    ===============

 Statements of Changes in Net Assets
                                                                                                      For the period
                                                                                                   January 22, 2001/(a)/
                                                                                                         through
                                                                                                    December 31, 2001
                                                                                                   --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................    $     157,452
  Net realized gains/(losses) on investments, futures contracts and swap contracts................       (4,867,571)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................         (184,200)
                                                                                                      -------------
  Change in net assets resulting from operations..................................................       (4,894,319)
                                                                                                      -------------
Distributions to Shareholders From:
  Net investment income...........................................................................               --
                                                                                                      -------------
  Change in net assets resulting from distributions...............................................               --
                                                                                                      -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................      425,796,658
  Dividends reinvested............................................................................               --
  Cost of shares redeemed.........................................................................     (383,612,094)
                                                                                                      -------------
  Change in net assets resulting from capital transactions........................................       42,184,564
                                                                                                      -------------
  Change in net assets............................................................................       37,290,245
Net Assets:
  Beginning of period.............................................................................               --
                                                                                                      -------------
  End of period...................................................................................    $  37,290,245
                                                                                                      =============
Share Transactions:
  Issued..........................................................................................       12,150,320
  Reinvested......................................................................................               --
  Redeemed........................................................................................      (11,087,047)
                                                                                                      -------------
  Change in shares................................................................................        1,063,273
                                                                                                      =============

------
/(a)/Commencementof operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear


    Financial Highlights
   Selected data for a share of
   beneficial interest
   outstanding throughout the
   periods indicated.
                                                          For the period
                                       For the         January 22, 2001/(a)/
                                     year ended              through
                                  December 31, 2002     December 31, 2001
                                  -----------------    --------------------
   Net Asset Value, Beginning of
    Period.......................    $     35.07           $     30.00
                                     -----------           -----------
   Investment Activities:
    Net investment income/(loss).          (0.23)/(b)/            0.26/(b)/
    Net realized and unrealized
      gains/(losses) on
      investments, futures
      contracts and swap
      contracts..................           7.53                 4.81 /(c)/
                                     -----------           -----------
    Total income/(loss) from
      investment activities......           7.30                  5.07
                                     -----------           -----------
   Distribution to Shareholders
    From:
    Net investment income........          (0.08)                   --
                                     -----------           -----------
   Net Asset Value, End of Period    $     42.29           $     35.07
                                     ===========           ===========
   Total Return..................          20.82%                16.90%/(d)/
   Ratios/Supplemental Data:
   Net assets, end of year.......    $77,937,785           $37,290,245
   Ratio of expenses to average
    net assets...................           1.98%                 1.89%/(e)/
   Ratio of net investment
    income/(loss) to average net
    assets.......................          (0.57)%                0.77%/(e)/
   Ratio of expenses to average
    net assets*..................           2.03%                 1.89%/(e)/
   Portfolio turnover............             --                 1,144%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized


              See accompanying notes to the financial statements.

                             ProFund VP Short OTC

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Short OTC had a NAV total return of 11.23%*, compared to a return of -22.33% for the unmanaged NASDAQ-100 Index(R). This ProFund VP seeks daily investment results, before fees and expenses, that inversely corresponds with the daily performance of the NASDAQ-100 Index. The NASDAQ-100 is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the ProFund VP Short OTC achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   The performance of the NASDAQ-100 Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

           [CHART]

Value of a $10,000 Investment

           ProFund VP Short OTC    NASDAQ-100
           --------------------    ----------
  5/1/2002       $10,000            $10,000
 6/30/2002        11,630              8,296
 9/30/2002        13,723              6,569
12/31/2002        11,123              7,767

-----------------------------
 Aggregate Total Return
     as of 12/31/02
----------------------------
                    Since
                  Inception
                   (5/1/02)
----------------------------
VP Short OTC        11.23%
----------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.
   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short OTC from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Short OTC is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Short OTC                     Investments
                                                December 31, 2002


          Options Purchased (0.0%)
                                                Contracts     Value
                                                ---------- -----------
         NASDAQ Call Option expiring
          January 2003 @ 2400..................         30 $        90
                                                           -----------
         TOTAL OPTIONS PURCHASED...............                     90
                                                           -----------
          Federal Home Loan Bank (19.6%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $2,756,000   2,755,923
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              2,755,923
                                                           -----------
          Federal Home Loan Mortgage Corporation (19.6%)
         Federal Home Loan Mortgage
          Corporation, 0.50%, 01/02/03.........  2,756,000   2,755,923
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.................              2,755,923
                                                           -----------
          Federal National Mortgage Association (19.6%)
         Federal National Mortgage Association,
          0.50%, 01/02/03......................  2,756,000   2,755,924
                                                           -----------
         TOTAL FEDERAL NATIONAL
          MORTGAGE ASSOCIATION.................              2,755,924
                                                           -----------
          U.S. Treasury Bills (19.8%)
         U.S. Treasury Bills, 0.51%, 01/02/03..  2,756,000   2,756,000
                                                           -----------
         TOTAL U.S. TREASURY BILLS.............              2,756,000
                                                           -----------

          Repurchase Agreement (19.6%)
                                                 Principal
                                                  Amount       Value
                                                 ---------- -----------
         State Street Bank, 0.95%, 01/02/03,
          dated 12/31/02, with maturity value of
          $2,755,145 (Fully collateralized by a
          Federal Home Loan Mortgage
          Corporation Security)................. $2,755,000 $ 2,755,000
                                                            -----------
         TOTAL REPURCHASE
          AGREEMENT.............................              2,755,000
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $13,779,132)/(a)/--98.2%........             13,778,860
         Net other assets/(liabilities)--1.8%...                251,357
                                                            -----------
         NET ASSETS--100.0%.....................            $14,030,217
                                                            ===========

------
/(a)/Cost for federal income taxes is $13,778,937 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $195 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

               Unrealized appreciation................... $ 247
               Unrealized depreciation...................  (324)
                                                          -----
               Net unrealized appreciation/(depreciation) $ (77)
                                                          =====

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
            NASDAQ Future Contract expiring
             March 2003 (Underlying face
             amount at value $795,264).....     8         $6,464

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $11,024,132)........... $11,023,860
         Repurchase agreement, at amortized cost............   2,755,000
                                                             -----------
          Total Investments.................................  13,778,860
         Cash...............................................      69,345
         Interest receivable................................          73
         Unrealized appreciation on swap contracts..........     238,984
         Variation margin on futures contracts..............       3,091
         Prepaid expenses...................................           3
                                                             -----------
          Total Assets......................................  14,090,356
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................       5,670
         Advisory fees payable..............................      14,219
         Management services fees payable...................       2,844
         Administration fees payable........................         939
         Administrative services fees payable...............       9,480
         Distribution fees payable..........................       4,740
         Other accrued expenses.............................      22,247
                                                             -----------
          Total Liabilities.................................      60,139
                                                             -----------
       Net Assets........................................... $14,030,217
                                                             ===========
       Net Assets consist of:
         Capital............................................ $16,293,886
         Accumulated net investment income/(loss)...........     266,124
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (2,774,969)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................     245,176
                                                             -----------
       Net Assets........................................... $14,030,217
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     420,434
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     33.37
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $   340,835
                                                              -----------
      Expenses:
        Advisory fees........................................     162,729
        Management services fees.............................      32,546
        Administration fees..................................       5,193
        Administrative services fees.........................     108,486
        Distribution fees....................................      54,243
        Custody fees.........................................      17,268
        Fund accounting fees.................................      10,694
        Transfer agent fees..................................       9,654
        Other fees...........................................      23,828
                                                              -----------
         Total Expenses......................................     424,641
                                                              -----------
      Net Investment Income/(Loss)...........................     (83,806)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........      13,331
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (2,452,985)
        Change in net unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................     245,176
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  (2,194,478)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,278,284)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

 Statement of Changes in Net Assets
                                                                                                              For the period
                                                                                                             May 1, 2002/(a)/
                                                                                                                  through
                                                                                                             December 31, 2002
                                                                                                             -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................................   $     (83,806)
  Net realized gains/(losses) on investments, futures contracts and swap contracts..........................      (2,439,654)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.         245,176
                                                                                                               -------------
  Change in net assets resulting from operations............................................................      (2,278,284)
                                                                                                               -------------
Capital Transactions:
  Proceeds from shares issued...............................................................................     432,051,198
  Cost of shares redeemed...................................................................................    (415,742,697)
                                                                                                               -------------
  Change in net assets resulting from capital transactions..................................................      16,308,501
                                                                                                               -------------
  Change in net assets......................................................................................      14,030,217
Net Assets:
  Beginning of period.......................................................................................              --
                                                                                                               -------------
  End of period.............................................................................................   $  14,030,217
                                                                                                               =============
Share Transactions:
  Issued....................................................................................................      12,634,107
  Redeemed..................................................................................................     (12,213,673)
                                                                                                               -------------
  Change in shares..........................................................................................         420,434
                                                                                                               =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                                    For the period
                                                                                                   May 1, 2002/(a)/
                                                                                                        through
                                                                                                   December 31, 2002
                                                                                                   -----------------
Net Asset Value, Beginning of Period..............................................................    $     30.00
                                                                                                      -----------
Investment Activities:
  Net investment income/(loss)....................................................................          (0.09)/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.           3.46/(c)/
                                                                                                      -----------
  Total income/(loss) from investment activities..................................................           3.37
                                                                                                      -----------
Net Asset Value, End of Period....................................................................    $     33.37
                                                                                                      ===========
Total Return......................................................................................          11.23%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................    $14,030,217
Ratio of expenses to average net assets...........................................................           1.96%/(e)/
Ratio of net investment income/(loss) to average net assets.......................................          (0.39)%/(e)/
Portfolio turnover................................................................................             --

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized

              See accompanying notes to the financial statements.

                      ProFund VP Rising Rates Opportunity

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Rising Rates Opportunity had a NAV total return of -18.93%*, compared to a return of 12.24% for the most recently issued 30-year U.S. Treasury Bond. This ProFund VP seeks daily investment results, before fees and expenses, that inversely correspond to 125% of the daily performance of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

   For the fiscal year, the ProFund VP Rising Rates Opportunity achieved an average daily statistical correlation of over 0.99 to 125% with the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (1.00 equals perfect correlation).

   The performance of the most recently issued 30-year U.S. Treasury Bond was influenced, during the fiscal year, by a generally weak economy and short-term interest rates, which reached a 41-year low.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the most recent price of the most recently issued 30-year U.S. Treasury Bond.

                                    [CHART]

Value of a $10,000 Investment

           ProFund VP Rising Rates Opportunity   30-year U.S. Treasury Bond
           -----------------------------------   --------------------------
  5/1/2002                $10,000                       $10,000
 6/30/2002                  9,760                        10,167
 9/30/2002                  8,177                        11,402
12/31/2002                  8,107                        11,224

--------------------------------------------
          Aggregate Total Return
             as of 12/31/02
--------------------------------------------
                                    Since
                                   Inception
                                    (5/1/02)
--------------------------------------------
VP Rising Rates Opportunity         (18.93)%
--------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Rising Rates Opportunity is measured against the most recent price movement of the most recently issued 30-year U.S. Treasury Bond. The price movement of the 30-year U.S. Treasury Bond does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Rising Rates                  Investments
             Opportunity                        December 31, 2002


           Federal Home Loan Bank (15.7%)
                                                 Principal
                                                  Amount      Value
                                                 ---------- ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03...................... $1,125,000 $1,124,969
                                                            ----------
          TOTAL FEDERAL HOME LOAN
           BANK.................................             1,124,969
                                                            ----------
           Federal Home Loan Mortgage Corporation (15.7%)
          Federal Home Loan Mortgage
           Corporation, 0.50%, 01/02/03.........  1,125,000  1,124,969
                                                            ----------
          TOTAL FEDERAL HOME LOAN
           MORTGAGE CORPORATION.................             1,124,969
                                                            ----------
           Federal National Mortgage Association (15.7%)
          Federal National Mortgage Association,
           0.50%, 01/02/03......................  1,125,000  1,124,969
                                                            ----------
          TOTAL NATIONAL MORTGAGE
           ASSOCIATION..........................             1,124,969
                                                            ----------
           U.S. Treasury Bills (15.7%)
          U.S. Treasury Bills, 0.51%, 01/02/03..  1,125,000  1,124,999
                                                            ----------
          TOTAL U.S. TREASURY BILLS.............             1,124,999
                                                            ----------

         Repurchase Agreement (15.6%)
                                                  Principal
                                                   Amount      Value
                                                  ---------- ----------
        State Street Bank, 0.95%, 01/02/03, dated
         12/31/02, with maturity value of
         $1,121,059 (Fully collateralized by a
         Federal Home Loan Mortgage
         Corporation Security)................... $1,121,000 $1,121,000
                                                             ----------
        TOTAL REPURCHASE AGREEMENT...............             1,121,000
                                                             ----------
        TOTAL INVESTMENTS
         (Cost $5,620,938)/(a)/--78.4%...........             5,620,906
        Net other assets/(liabilities)--21.6%....             1,547,002
                                                             ----------
        NET ASSETS--100.0%.......................            $7,167,908
                                                             ==========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

                Unrealized appreciation................... $ 16
                Unrealized depreciation...................  (46)
                                                           ----
                Net unrealized appreciation/(depreciation) $(32)
                                                           ====

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $4,499,938)............ $ 4,499,906
         Repurchase agreement, at amortized cost............   1,121,000
                                                             -----------
          Total Investments.................................   5,620,906
         Cash...............................................     547,243
         Interest receivable................................          30
         Receivable for capital shares issued...............   1,029,099
                                                             -----------
          Total Assets......................................   7,197,278
                                                             -----------
       Liabilities:
         Unrealized depreciation on swap contracts..........       4,702
         Advisory fees payable..............................       9,976
         Management services fees payable...................       1,291
         Administration fees payable........................         424
         Administrative services fees payable...............       4,303
         Distribution fees payable..........................       2,151
         Other accrued expenses.............................       6,523
                                                             -----------
          Total Liabilities.................................      29,370
                                                             -----------
       Net Assets........................................... $ 7,167,908
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 9,634,570
         Accumulated net investment income/(loss)...........       1,818
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (2,463,746)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................      (4,734)
                                                             -----------
       Net Assets........................................... $ 7,167,908
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     294,726
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     24.32
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $    80,291
                                                              -----------
      Expenses:
        Advisory fees........................................      40,411
        Management services fees.............................       8,082
        Administration fees..................................       1,662
        Administrative services fees.........................      26,941
        Distribution fees....................................      13,470
        Custody fees.........................................       9,021
        Fund accounting fees.................................       3,389
        Transfer agent fees..................................       3,900
        Other fees...........................................       7,643
                                                              -----------
         Total Expenses before reductions....................     114,519
         Less Expenses reduced by the Investment
          Advisor............................................      (7,932)
                                                              -----------
         Net Expenses........................................     106,587
                                                              -----------
      Net Investment Income/(Loss)...........................     (26,296)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on Futures
       Contracts and Swap Contracts:
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (2,726,147)
        Change in net unrealized appreciation/(depreciation)
         on swap contracts...................................      (4,734)
                                                              -----------
        Net realized and unrealized gains/(losses) on
         futures contracts and swap contracts................  (2,730,881)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,757,177)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

 Statement of Changes in Net Assets
                                                                           For the period
                                                                          May 1, 2002/(a)/
                                                                               through
                                                                          December 31, 2002
                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................   $     (26,296)
  Net realized gains/(losses) on futures contracts and swap contracts....      (2,726,147)
  Change in net unrealized appreciation/(depreciation) on swap contracts.          (4,734)
                                                                            -------------
  Change in net assets resulting from operations.........................      (2,757,177)
                                                                            -------------
Capital Transactions:
  Proceeds from shares issued............................................     146,601,639
  Cost of shares redeemed................................................    (136,676,554)
                                                                            -------------
  Change in net assets resulting from capital transactions...............       9,925,085
                                                                            -------------
  Change in net assets...................................................       7,167,908
Net Assets:
  Beginning of period....................................................              --
                                                                            -------------
  End of period..........................................................   $   7,167,908
                                                                            =============
Share Transactions:
  Issued.................................................................       5,543,393
  Redeemed...............................................................      (5,248,667)
                                                                            -------------
  Change in shares.......................................................         294,726
                                                                            =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                               For the period
                                                                                              May 1, 2002/(a)/
                                                                                                   through
                                                                                              December 31, 2002
                                                                                              -----------------
    Net Asset Value, Beginning of Period.....................................................    $    30.00
                                                                                                 ----------
    Investment Activities:
      Net investment income/(loss)...........................................................         (0.09)/(b)/
     Net realized and unrealized gains/(losses) on futures contracts and swap contracts......         (5.59)
                                                                                                 ----------
      Total income/(loss) from investment activities.........................................         (5.68)
                                                                                                 ----------
    Net Asset Value, End of Period...........................................................    $    24.32
                                                                                                 ==========
    Total Return.............................................................................        (18.93)%/(c)/
    Ratios/Supplemental Data:
    Net assets, end of year..................................................................    $7,167,908
    Ratio of expenses to average net assets..................................................          1.98%/(d)/
    Ratio of net investment income/(loss) to average net assets..............................         (0.49)%/(d)/
    Ratio of expenses to average net assets*.................................................          2.13%
    Portfolio turnover.......................................................................            --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                               ProFund VP Banks

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Banks had a NAV total return of -13.40%*, compared to a return of -13.68% for the unmanaged Dow Jones U.S. Banks Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index. The Dow Jones U.S. Banks Index is an unmanaged index, which measures the performance of the banking economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Banks achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Banks Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Banks Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Banks Index or any of the companies included in the Dow Jones U.S. Banks Index.

              [CHART]

Value of a $10,000 Investment

            ProFund VP Banks    Dow Jones U.S. Banks
            ----------------    --------------------
  5/1/2002     $10,000                  $10,000
 6/30/2002       9,700                    9,693
 9/30/2002       8,313                    8,316
12/31/2002       8,660                    8,632

----------------------------
Aggregate Total Return
      as of 12/31/02
----------------------------
                    Since
                  Inception
                  (5/1/02)
----------------------------
VP Banks        (13.40)%
----------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Banks is measured against the Dow Jones U.S. Banks Index, an unmanaged index generally representative of the performance of the banking economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Banks                         Investments
                                                December 31, 2002


               Common Stocks (96.1%)
                                                Shares   Value
                                                ------ ----------
              Amcore Financial, Inc............    189 $    4,101
              AmSouth Bancorp..................  2,772     53,222
              Anchor BanCorp Wisconsin, Inc....    189      3,922
              Associated Banc Corp.............    567     19,244
              Astoria Financial Corp...........    567     15,394
              BancorpSouth, Inc................    567     11,011
              Bank of America Corp.............  8,929    621,190
              Bank of Hawaii Corp..............    504     15,317
              Bank of New York Co., Inc........  5,607    134,344
              Bank One Corp....................  9,009    329,279
              Banknorth Group, Inc.............  1,134     25,628
              Bay View Capital Corp.*..........    441      2,536
              BB&T Corp........................  3,654    135,161
              BSB Bancorp, Inc.................     63      1,321
              Charter One Financial, Inc.......  1,764     50,680
              Chittenden Corp..................    252      6,421
              Citizens Banking Corp............    315      7,806
              City National Corp...............    315     13,857
              Colonial BancGroup, Inc..........    882     10,522
              Comerica, Inc....................  1,323     57,207
              Commerce Bancorp, Inc............    504     21,768
              Commerce Bancshares, Inc.........    441     17,327
              Commercial Federal Corp..........    378      8,826
              Community First Bankshares, Inc..    315      8,335
              Compass Bancshares, Inc..........  1,008     31,520
              Cullen/Frost Bankers, Inc........    378     12,361
              Dime Community Bancshares, Inc...    189      3,619
              Downey Financial Corp............    189      7,371
              East-West Bancorp, Inc...........    189      6,819
              F.N.B. Corp......................    315      8,672
              Fifth Third Bancorp..............  3,780    221,319
              First Midwest Bancorp, Inc.......    315      8,414
              First Sentinel Bancorp, Inc......    189      2,720
              First Tennessee National Corp....    945     33,963
              First Virginia Banks, Inc........    567     21,109
              FirstFed Financial Corp.*........    126      3,648
              FirstMerit Corp..................    630     13,646
              Fleet Boston Financial Corp......  8,064    195,955
              Fremont General Corp.............    504      2,263
              Fulton Financial Corp............    756     13,351
              GBC Bancorp......................     63      1,220
              Golden West Financial Corp.......  1,008     72,384
              Greater Bay Bancorp..............    378      6,536
              GreenPoint Financial Corp........    630     28,463
              Harbor Florida Bancshares, Inc...    189      4,256
              Hibernia Corp....................  1,197     23,054
              Hudson City Bancorp, Inc.........    630     11,737
              Hudson United Bancorp............    378     11,756
              Huntington Bancshares, Inc.......  1,827     34,183
              Independence Community Bank Corp.    378      9,594
              IndyMac Bancorp, Inc.*...........    441      8,154
              J.P. Morgan Chase & Co........... 15,372    368,928
              KeyCorp..........................  3,276     82,359
              M&T Bank Corp....................    693     54,990
              MAF Bancorp, Inc.................    189      6,413
              Marshall & Ilsley Corp...........  1,575     43,124
              Mercantile Bankshares Corp.......    567     21,881
              National City Corp...............  4,725    129,087
              National Commerce Financial Corp.  1,575     37,564
              Net.B@nk, Inc.*..................    378      3,659
              New York Community Bancorp.......    756     21,833
              North Fork Bancorp, Inc..........  1,260     42,512
              Northern Trust Corp..............  1,512     52,996
              OceanFirst Financial Corp........     63      1,414
              Old National Bancorp.............    441     10,716
              Pacific Capital Bancorp..........    252      6,413

            Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
           Pacific Northwest Bancorp...............    126 $    3,150
           Park National Corp......................     63      6,224
           People's Bank...........................    504     12,671
           PFF Bancorp, Inc........................     63      1,969
           PNC Financial Services Group............  2,205     92,390
           Popular, Inc............................    882     29,813
           Provident Bankshares Corp...............    189      4,368
           Provident Financial Group, Inc..........    252      6,560
           Regions Financial Corp..................  1,701     56,745
           Republic Bancorp, Inc...................    189      2,225
           Roslyn Bancorp, Inc.....................    567     10,223
           Silicon Valley Bancshares*..............    315      5,749
           Sky Financial Group, Inc................    630     12,543
           South Financial Group, Inc..............    315      6,508
           SouthTrust Corp.........................  2,709     67,319
           Southwest Bancorp of Texas, Inc.*.......    252      7,260
           Sovereign Bancorp, Inc..................  2,016     28,325
           Staten Island Bancorp, Inc..............    441      8,882
           Sterling Bancshares, Inc................    315      3,849
           SunTrust Banks, Inc.....................  1,890    107,579
           Synovus Financial Corp..................  2,016     39,110
           TCF Financial Corp......................    567     24,772
           Texas Regional Bancshares, Inc.--Class A    189      6,717
           Trustmark Corp..........................    441     10,465
           U.S. Bancorp............................ 14,805    314,162
           UCBH Holdings, Inc......................    126      5,349
           Union Planters Corp.....................  1,512     42,548
           UnionBanCal Corp........................    378     14,844
           United Bankshares, Inc..................    315      9,154
           Valley National Bancorp.................    693     18,274
           W Holding Co., Inc......................    378      6,203
           Wachovia Corp........................... 10,521    383,384
           Washington Federal, Inc.................    504     12,524
           Washington Mutual, Inc..................  7,308    252,345
           Webster Financial Corp..................    378     13,154
           Wells Fargo & Co........................ 13,041    611,231
           Westamerica Bancorporation..............    252     10,125
           Whitney Holding Corp....................    315     10,499
           Wilmington Trust Corp...................    504     15,967
           Zions Bancorp...........................    693     27,269
                                                           ----------
           TOTAL COMMON STOCKS.....................         5,558,843
                                                           ----------
           TOTAL INVESTMENTS
            (Cost $5,103,574)/(a)/--96.1%..........         5,558,843
           Net other assets/(liabilities)--3.9%....           223,646
                                                           ----------
           NET ASSETS--100.0%......................        $5,782,489
                                                           ==========

------
*Non-income producing security
/(a)/Costfor federal income taxes is $6,760,810 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,657,236. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   457,057
                   Unrealized depreciation.....  (1,659,024)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,201,967)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $5,103,574)............ $ 5,558,843
         Cash...............................................         298
         Dividends and interest receivable..................      18,050
         Receivable for investments sold....................   1,455,981
         Prepaid expenses...................................           1
                                                             -----------
          Total Assets......................................   7,033,173
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   1,230,648
         Advisory fees payable..............................       5,695
         Management services fees payable...................         876
         Administration fees payable........................         288
         Administrative services fees payable...............       2,919
         Distribution fees payable..........................       1,460
         Other accrued expenses.............................       8,798
                                                             -----------
          Total Liabilities.................................   1,250,684
                                                             -----------
       Net Assets........................................... $ 5,782,489
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 8,236,658
         Accumulated net investment income/(loss)...........      85,845
         Accumulated net realized gains/(losses) on
          investments.......................................  (2,995,283)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     455,269
                                                             -----------
       Net Assets........................................... $ 5,782,489
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     222,534
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     25.98
                                                             ===========


       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $   231,404
        Interest.............................................         252
                                                              -----------
         Total Investment Income.............................     231,656
                                                              -----------
      Expenses:
        Advisory fees........................................      57,161
        Management services fees.............................      11,432
        Administration fees..................................       1,871
        Administrative services fees.........................      38,107
        Distribution fees....................................      19,054
        Custody fees.........................................      13,517
        Fund accounting fees.................................       4,569
        Transfer agent fees..................................       4,729
        Other fees...........................................      10,276
                                                              -----------
         Total Expenses before reductions....................     160,716
         Less Expenses reduced by the Investment
          Advisor............................................      (9,952)
                                                              -----------
         Net Expenses........................................     150,764
                                                              -----------
      Net Investment Income/(Loss)...........................      80,892
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (2,995,283)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................     455,269
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (2,540,014)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,459,122)
                                                              ===========

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks


  Statement of Changes in Net Assets
                                                               For the period
                                                              May 1, 2002/(a)/
                                                                   through
                                                              December 31, 2002
                                                              -----------------
 From Investment Activities:
 Operations:
  Net investment income/(loss)...............................   $      80,892
  Net realized gains/(losses) on investments.................      (2,995,283)
  Change in net unrealized appreciation/(depreciation) on
    investments..............................................         455,269
                                                                -------------
  Change in net assets resulting from operations.............      (2,459,122)
                                                                -------------
 Capital Transactions:
  Proceeds from shares issued................................     122,686,766
  Cost of shares redeemed....................................    (114,445,155)
                                                                -------------
  Change in net assets resulting from capital transactions...       8,241,611
                                                                -------------
  Change in net assets.......................................       5,782,489
 Net Assets:
  Beginning of period........................................              --
                                                                -------------
  End of period..............................................   $   5,782,489
                                                                =============
 Share Transactions:
  Issued.....................................................       4,414,472
  Redeemed...................................................      (4,191,938)
                                                                -------------
  Change in shares...........................................         222,534
                                                                =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                    May 1, 2002/(a)/
                                                                         through
                                                                    December 31, 2002
                                                                    -----------------
Net Asset Value, Beginning of Period...............................    $    30.00
                                                                       ----------
Investment Activities:
  Net investment income/(loss).....................................          0.19/(b)/
  Net realized and unrealized gains/(losses) on investments........         (4.21)
                                                                       ----------
  Total income/(loss) from investment activities...................         (4.02)
                                                                       ----------
Net Asset Value, End of Period.....................................    $    25.98
                                                                       ==========
Total Return.......................................................        (13.40)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $5,782,489
Ratio of expenses to average net assets............................          1.98%/(d)/
Ratio of net investment income/(loss) to average net assets........          1.06%/(d)/
Ratio of expenses to average net assets*...........................          2.11%/(d)/
Portfolio turnover.................................................         1,183%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                          ProFund VP Basic Materials

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Basic Materials had a NAV total return of -14.47%*, compared to a return of -14.24% for the unmanaged Dow Jones U.S. Basic Materials Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index is an unmanaged index, which measures the performance of the basic materials economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Basic Materials achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Basic Materials Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Basic Materials Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Basic Materials Index or any of the companies included in the Dow Jones U.S. Basic Materials Index.


                                    [CHART]

Value of a $10,000 Investment

             Basic Materials    Dow Jones U.S. Basic Mat.
             ---------------    -------------------------
05/01/02        $10,000                 $10,000
06/30/02         10,237                  10,220
09/30/02          7,820                   7,825
12/31/02          8,553                   8,576

--------------------------------
  Aggregate Total Return
      as of 12/31/02
--------------------------------
                        Since
                      Inception
                       (5/1/02)
--------------------------------
VP Basic Materials     (14.47)%
--------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Basic Materials is measured against the Dow Jones U.S. Basic Materials Index, an unmanaged index generally representative of the performance of the basic materials economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Basic Materials               Investments
                                                December 31, 2002

            Common Stocks (99.0%)
                                                    Shares   Value
                                                    ------ ----------
           Air Products & Chemicals, Inc...........  3,634 $  155,354
           Airgas, Inc.*...........................  1,012     17,457
           AK Steel Holding Corp...................  1,656     13,248
           Albemarle Corp..........................    552     15,704
           Alcoa, Inc.............................. 13,570    309,124
           Allegheny Technologies, Inc.............  1,058      6,591
           Ashland, Inc............................  1,012     28,872
           Avery Dennison Corp.....................  1,564     95,529
           Boise Cascade Corp......................    920     23,202
           Bowater, Inc............................    874     36,664
           Cabot Corp..............................    966     25,638
           Cabot Microelectronics Corp.*...........    368     17,370
           Cambrex Corp............................    414     12,507
           Caraustar Industries, Inc...............    460      4,361
           Carpenter Technology Corp...............    322      4,009
           Cleveland-Cliffs, Inc...................    184      3,652
           Crompton Corp...........................  1,794     10,674
           Cytec Industries, Inc.*.................    644     17,568
           Dow Chemical Co......................... 14,674    435,818
           Du Pont (E.I.) de Nemours............... 15,962    676,788
           Eastman Chemical Co.....................  1,242     45,668
           Ecolab, Inc.............................  1,794     88,803
           Engelhard Corp..........................  2,070     46,265
           Ferro Corp..............................    644     15,733
           Freeport-McMoRan Copper & Gold,
            Inc.--Class B*.........................  2,346     39,366
           Fuller (H. B.) Co.......................    460     11,905
           Georgia Gulf Corp.......................    506     11,709
           Georgia Pacific Corp....................  3,542     57,239
           Great Lakes Chemical Corp...............    598     14,280
           Hercules, Inc.*.........................  1,564     13,763
           IMC Global, Inc.........................  1,656     17,670
           International Flavors & Fragrances, Inc.  1,288     45,209
           International Paper Co..................  7,084    247,728
           Louisiana-Pacific Corp.*................  1,656     13,347
           Lubrizol Corp...........................    828     25,254
           Lyondell Chemical Co....................  2,070     26,165
           Macdermid, Inc..........................    414      9,460
           MeadWestvaco Corp.......................  3,220     79,566
           Meridian Gold, Inc.*....................  1,564     27,573
           Millennium Chemicals, Inc...............  1,012      9,634
           Newmont Mining Corp.....................  5,658    164,252
           Nucor Corp..............................  1,150     47,495
           Olin Corp...............................    920     14,306
           OM Group, Inc...........................    460      3,165
           Phelps Dodge Corp.*.....................  1,426     45,133
           Pope & Talbot, Inc......................    230      3,280
           Potlatch Corp...........................    460     10,985
           PPG Industries, Inc.....................  2,714    136,107
           Praxair, Inc............................  2,576    148,816
           Rayonier, Inc...........................    460     20,815
           Rohm & Haas Co..........................  2,714     88,151
           RPM, Inc................................  1,840     28,115
           RTI International Metals, Inc.*.........    322      3,252
           Ryerson Tull, Inc.......................    368      2,245
           Schulman (A.), Inc......................    460      8,561
           Sigma-Aldrich Corp......................    966     47,044
           Solutia, Inc............................  1,702      6,178
           Stillwater Mining Co.*..................    690      3,692
           Tredegar Corp...........................    368      5,520

              Common Stocks, continued
                                                  Shares   Value
                                                  ------ ----------
             United States Steel Corp............ 1,656  $   21,727
             Valspar Corp........................   736      32,516
             Wausau-Mosinee Paper Corp...........   782       8,774
             WD-40 Co............................   276       7,292
             Wellman, Inc........................   506       6,826
             Weyerhaeuser Co..................... 3,542     174,302
             Worthington Industries, Inc......... 1,104      16,825
                                                         ----------
             TOTAL COMMON STOCKS.................         3,811,841
                                                         ----------
             TOTAL INVESTMENTS
              (Cost $3,544,368)/(a)/--99.0%......         3,811,841
             Net other assets/(liabilities)--1.0%            39,158
                                                         ----------
             NET ASSETS--100.0%..................        $3,850,999
                                                         ==========

------
*    Non-income producing security
/(a)/Cost for federal income taxes is $4,867,419 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,323,051. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   276,545
                   Unrealized depreciation.....  (1,332,123)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,055,578)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $3,544,368)............ $ 3,811,841
         Dividends and interest receivable..................       9,439
         Receivable for investments sold....................   1,325,367
                                                             -----------
          Total Assets......................................   5,146,647
                                                             -----------
       Liabilities:
         Cash overdraft.....................................      19,475
         Payable for capital shares redeemed................   1,266,184
         Advisory fees payable..............................       3,091
         Management services fees payable...................         471
         Administration fees payable........................         155
         Administrative services fees payable...............       1,571
         Distribution fees payable..........................         796
         Other accrued expenses.............................       3,905
                                                             -----------
          Total Liabilities.................................   1,295,648
                                                             -----------
       Net Assets........................................... $ 3,850,999
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 5,984,486
         Accumulated net investment income/(loss)...........      40,448
         Accumulated net realized gains/(losses) on
          investments.......................................  (2,441,408)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     267,473
                                                             -----------
       Net Assets........................................... $ 3,850,999
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     150,109
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     25.66
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    97,025
        Interest.............................................         156
                                                              -----------
         Total Investment Income.............................      97,181
                                                              -----------
      Expenses:
        Advisory fees........................................      22,605
        Management services fees.............................       4,521
        Administration fees..................................         615
        Administrative services fees.........................      15,037
        Distribution fees....................................       7,535
        Custody fees.........................................       7,094
        Fund accounting fees.................................       1,686
        Transfer agent fees..................................       2,727
        Other fees...........................................       4,534
                                                              -----------
         Total Expenses before reductions....................      66,354
         Less Expenses reduced by the Investment
          Advisor............................................      (6,747)
                                                              -----------
         Net Expenses........................................      59,607
                                                              -----------
      Net Investment Income/(Loss)...........................      37,574
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (2,441,408)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................     267,473
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (2,173,935)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,136,361)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials


  Statement of Changes in Net Assets
                                                               For the period
                                                              May 1, 2002/(a)/
                                                                   through
                                                              December 31, 2002
                                                              -----------------
 From Investment Activities:
 Operations:
  Net investment income/(loss)...............................   $     37,574
  Net realized gains/(losses) on investments.................     (2,441,408)
  Change in net unrealized appreciation/(depreciation) on
    investments..............................................        267,473
                                                                ------------
  Change in net assets resulting from operations.............     (2,136,361)
                                                                ------------
 Capital Transactions:
  Proceeds from shares issued................................     94,107,644
  Cost of shares redeemed....................................    (88,120,284)
                                                                ------------
  Change in net assets resulting from capital transactions...      5,987,360
                                                                ------------
  Change in net assets.......................................      3,850,999
 Net Assets:
  Beginning of period........................................             --
                                                                ------------
  End of period..............................................   $  3,850,999
                                                                ============
 Share Transactions:
  Issued.....................................................      3,436,644
  Redeemed...................................................     (3,286,535)
                                                                ------------
  Change in shares...........................................        150,109
                                                                ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                    May 1, 2002/(a)/
                                                                         through
                                                                    December 31, 2002
                                                                    -----------------
Net Asset Value, Beginning of Period...............................    $    30.00
                                                                       ----------
Investment Activities:
  Net investment income/(loss).....................................          0.23/(b)/
  Net realized and unrealized gains/(losses) on investments........         (4.57)
                                                                       ----------
  Total income/(loss) from investment activities...................         (4.34)
                                                                       ----------
Net Asset Value, End of Period.....................................    $    25.66
                                                                       ==========
Total Return.......................................................        (14.47)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $3,850,999
Ratio of expenses to average net assets............................          1.98%/(d)/
Ratio of net investment income/(loss) to average net assets........          1.25%/(d)/
Ratio of expenses to average net assets*...........................          2.21%/(d)/
Portfolio turnover.................................................         2,498%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                           ProFund VP Biotechnology

   For the year ended December 31, 2002, the ProFund VP Biotechnology had a NAV total return of -37.51%*, compared to a return of -36.48% for the unmanaged Dow Jones U.S. Biotechnology Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. The Dow Jones U.S. Biotechnology Index is an unmanaged index, which measures the performance of the biotechnology sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Biotechnology achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Biotechnology Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Biotechnology Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Biotechnology Index or any of the companies included in the Dow Jones U.S. Biotechnology Index.

                           [CHART]

 Value of a $10,000 Investment

           ProFund VP Biotechnology   Dow Jones U.S. Biotechnology
           ------------------------   ----------------------------
  1/22/01           $10,000                     $10,000
  3/31/01             7,753                       7,753
  6/30/01             9,257                       9,322
  9/30/01             7,450                       7,570
 12/31/01             8,480                       8,679
  3/31/02             7,663                       7,908
  6/30/02             5,303                       5,502
  9/30/02             4,907                       5,091
 12/31/02             5,299                       5,513

 ------------------------------------------
         Average Annual Total Return
                as of 12/31/02
 ------------------------------------------
                                 Since
                               Inception
                    1 Year     (1/22/01)
 -----------------------------------------
 VP Biotechnology    (37.51)%    (27.92)%
 ------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Biotechnology is measured against the Dow Jones U.S. Biotechnology Index, an unmanaged index generally representative of the performance of the biotechnology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Biotechnology                 Investments
                                                December 31, 2002


           Common Stocks (99.9%)
                                                    Shares    Value
                                                    ------ -----------
          Abgenix, Inc.*...........................  8,288 $    61,083
          Affymetrix, Inc.*........................  5,957     136,356
          Albany Molecular Research, Inc.*.........  6,734      99,603
          Alexion Pharmaceuticals, Inc.*...........  2,072      29,257
          Alkermes, Inc.*..........................  7,770      48,718
          Amgen, Inc.*............................. 58,275   2,817,013
          Amylin Pharmaceuticals, Inc.*............  9,324     150,489
          Applera Corp.--Applied Biosystems Group.. 26,159     458,829
          Applera Corp.--Celera Genomics Group*....  6,216      59,363
          Bio-Technology General Corp.*............  6,993      22,385
          Biogen, Inc.*............................ 17,094     684,786
          Celgene Corp.*...........................  9,324     200,186
          Cell Genesys, Inc.*......................  5,439      60,650
          Cell Therapeutics, Inc.*.................  3,367      24,478
          Charles River Laboratories International,
           Inc.*...................................  7,770     298,990
          Chiron Corp.*............................ 15,281     574,566
          Covance, Inc.*...........................  7,511     184,695
          Cubist Pharmaceuticals, Inc.*............  3,108      25,579
          CuraGen Corp.*...........................  4,144      19,270
          CV Therapeutics, Inc.*...................  3,626      66,066
          Delta & Pine Land Co.....................  8,288     169,158
          Enzo Biochem, Inc.*......................  4,403      61,642
          Enzon, Inc.*.............................  5,180      86,610
          Gene Logic, Inc.*........................  2,331      14,662
          Genentech, Inc.*......................... 25,900     858,843
          Genzyme Corp.--General Division*......... 23,051     681,618
          Gilead Sciences, Inc.*................... 22,015     748,509
          Guilford Pharmaceuticals, Inc.*..........  4,921      19,586
          Human Genome Sciences, Inc.*............. 12,950     114,090
          ICOS Corp.*..............................  7,252     169,769
          IDEC Pharmaceuticals Corp.*.............. 15,799     524,053
          IDEXX Laboratories, Inc.*................  5,698     187,179
          ImClone Systems, Inc.*...................  6,475      68,771
          Immunomedics, Inc........................  4,662      21,538
          Incyte Genomics, Inc.*...................  7,770      35,431
          InterMune, Inc.*.........................  3,626      92,499
          Invitrogen Corp.*........................  5,957     186,395
          Laboratory Corp. of America Holdings*.... 15,281     355,130
          Lexicon Genetics, Inc.*..................  1,813       8,575
          Ligand Pharmaceuticals, Inc.--Class B*...  6,216      33,380
          Maxygen, Inc.*...........................  4,403      33,551
          Medarex, Inc.*...........................  6,734      26,599
          MedImmune, Inc.*......................... 26,159     710,739
          Millennium Pharmaceuticals, Inc.*........ 29,008     230,324
          Molecular Devices Corp.*.................  1,295      21,329
          Monsanto Co.............................. 26,677     513,532
          Myriad Genetics, Inc.*...................  4,144      60,502
          Nabi Biopharmaceuticals*.................  8,288      51,386
          Neurocrine Biosciences, Inc.*............  4,144     189,215
          OSI Pharmaceuticals, Inc.*...............  4,144      67,962
          PAREXEL International Corp.*.............  1,554      17,078
          Pharmaceutical Product Development,
           Inc.*...................................  5,698     166,780
          Protein Design Labs, Inc.*............... 10,619      90,262
          Quest Diagnostics, Inc.*.................  8,288     471,588
          Quintiles Transnational Corp.*........... 10,878     131,624
          Regeneron Pharmaceuticals, Inc.*.........  3,885      71,911
          Scios, Inc.*.............................  6,475     210,956

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Techne Corp.*.......................  8,288 $   236,772
            Theragenics Corp.*..................  3,108      12,525
            Transkaryotic Therapies, Inc.*......  3,108      30,769
            Trimeris, Inc.*.....................  3,626     156,244
            United Therapeutics Corp.*..........  4,144      69,205
            Vertex Pharmaceuticals, Inc.*....... 10,101     160,101
            Xoma, Ltd.*.........................  9,583      40,536
                                                        -----------
            TOTAL COMMON STOCKS.................         14,231,290
                                                        -----------
            TOTAL INVESTMENTS
             (Cost $12,050,440)/(a)/--99.9%.....         14,231,290
            Net other assets/(liabilities)--0.1%             14,745
                                                        -----------
            NET ASSETS--100.0%..................        $14,246,035
                                                        ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $22,353,728 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $10,303,288. Net unrealized appreciation/ (depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  2,244,330
                   Unrealized depreciation.....  (10,366,768)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $ (8,122,438)
                                                ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $12,050,440)........... $ 14,231,290
        Cash...............................................       56,164
        Dividends and interest receivable..................        1,363
        Receivable for capital shares issued...............      223,146
        Prepaid expenses...................................          136
                                                            ------------
         Total Assets......................................   14,512,099
                                                            ------------
      Liabilities:
        Payable for investments purchased..................      219,857
        Advisory fees payable..............................       13,972
        Management services fees payable...................        2,530
        Administration fees payable........................          831
        Administrative services fees payable...............        8,433
        Distribution fees payable..........................        4,217
        Other accrued expenses.............................       16,224
                                                            ------------
         Total Liabilities.................................      266,064
                                                            ------------
      Net Assets........................................... $ 14,246,035
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 31,900,252
        Accumulated net realized gains/(losses) on
         investments.......................................  (19,835,067)
        Net unrealized appreciation/(depreciation) on
         investments.......................................    2,180,850
                                                            ------------
      Net Assets........................................... $ 14,246,035
                                                            ============
        Shares of Beneficial Interest Outstanding..........      906,812
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      15.71
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $     11,998
       Interest.............................................        1,742
                                                             ------------
        Total Investment Income.............................       13,740
                                                             ------------
     Expenses:
       Advisory fees........................................      150,658
       Management services fees.............................       30,132
       Administration fees..................................       10,627
       Administrative services fees.........................       92,968
       Distribution fees....................................       50,219
       Custody fees.........................................       24,877
       Fund accounting fees.................................       20,369
       Transfer agent fees..................................       28,717
       Other fees...........................................       23,691
                                                             ------------
        Total Expenses before reductions....................      432,258
        Less Expenses reduced by the Investment
         Advisor............................................      (35,143)
                                                             ------------
        Net Expenses........................................      397,115
                                                             ------------
     Net Investment Income/(Loss)...........................     (383,375)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized gains/(losses) on investments...........  (11,482,154)
       Change in net unrealized appreciation/(depreciation)
        on investments......................................   (1,086,874)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments........................................  (12,569,028)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(12,952,403)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology


 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $    (383,375)     $    (375,844)
  Net realized gains/(losses) on investments..........................     (11,482,154)        (7,460,115)
  Change in net unrealized appreciation/(depreciation) on investments.      (1,086,874)         3,267,724
                                                                         -------------      -------------
  Change in net assets resulting from operations......................     (12,952,403)        (4,568,235)
                                                                         -------------      -------------
Distributions to Shareholders From:
  Net realized gains on investments...................................        (225,790)                --
                                                                         -------------      -------------
  Change in net assets resulting from distributions...................        (225,790)                --
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     201,154,183        239,037,596
  Dividends reinvested................................................         225,790                 --
  Cost of shares redeemed.............................................    (218,202,707)      (190,222,399)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............     (16,822,734)        48,815,197
                                                                         -------------      -------------
  Change in net assets................................................     (30,000,927)        44,246,962
Net Assets:
  Beginning of period.................................................      44,246,962                 --
                                                                         -------------      -------------
  End of period.......................................................   $  14,246,035      $  44,246,962
                                                                         =============      =============
Share Transactions:
  Issued..............................................................      11,016,078          9,208,651
  Reinvested..........................................................          14,183                 --
  Redeemed............................................................     (11,862,452)        (7,469,648)
                                                                         -------------      -------------
  Change in shares....................................................        (832,191)         1,739,003
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

 Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                     For the period
                                                                  For the         January 22, 2001/(a)/
                                                                year ended              through
                                                             December 31, 2002     December 31, 2001
                                                             -----------------    --------------------
Net Asset Value, Beginning of Period........................    $     25.44           $     30.00
                                                                -----------           -----------
Investment Activities:
  Net investment income/(loss)..............................          (0.35)/(b)/           (0.48)/(b)/
  Net realized and unrealized gains/(losses) on investments.          (9.19)                (4.08)
                                                                -----------           -----------
  Total income/(loss) from investment activities............          (9.54)                (4.56)
                                                                -----------           -----------
Distribution to Shareholders From:
  Net realized gains on investments.........................          (0.19)                   --
                                                                -----------           -----------
Net Asset Value, End of Period..............................    $     15.71           $     25.44
                                                                ===========           ===========
Total Return................................................         (37.51)%              (15.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.....................................    $14,246,035           $44,246,962
Ratio of expenses to average net assets.....................           1.98%                 2.03%/(d)/
Ratio of net investment income/(loss) to average net assets.          (1.91)%               (1.98)%/(d)/
Ratio of expenses to average net assets*....................           2.16%                 2.03%/(d)/
Portfolio turnover..........................................          1,049%                1,044%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                         ProFund VP Consumer Cyclical

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Consumer Cyclical had a NAV total return of -26.73%*, compared to a return of -25.07% for the unmanaged Dow Jones U.S. Consumer Cyclical Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Index. The Dow Jones U.S. Consumer Cyclical Index is an unmanaged index, which measures the performance of the consumer cyclical economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Consumer Cyclical achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Consumer Cyclical Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Consumer Cyclical Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Consumer Cyclical Index or any of the companies included in the Dow Jones U.S. Consumer Cyclical Index.

                                    [CHART]

Value of a $10,000 Investment

             ProFund VP Consumer Cyclical    Dow Jones U.S. Consumer Cyclical
             ----------------------------    --------------------------------
  5/1/2002           $10,000                            $ 10,000
 6/30/2002             8,963                               8,939
 9/30/2002             7,283                               7,377
12/31/2002             7,327                               7,493

-----------------------------------------
     Aggregate Total Return
         as of 12/31/02
-----------------------------------------
                                 Since
                               Inception
                                (5/1/02)
-----------------------------------------
VP Consumer Cyclical            (26.73)%
-----------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Cyclical from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Consumer Cyclical is measured against the Dow Jones U.S. Consumer Cyclical Index, an unmanaged index generally representative of the performance of the consumer cyclical economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Consumer                      Investments
             Cyclical                           December 31, 2002

            Common Stocks (101.2%)
                                                   Shares   Value
                                                   ------ ----------
           Abercrombie & Fitch Co.--Class A*......    423 $    8,655
           Amazon.com, Inc.*......................    940     17,757
           AmerisourceBergen Corp.................    329     17,868
           AOL-Time Warner, Inc.*................. 12,925    169,317
           AutoNation, Inc.*......................  1,316     16,529
           AutoZone, Inc.*........................    329     23,244
           Bed Bath & Beyond, Inc.*...............    940     32,458
           Best Buy Co., Inc.*....................    846     20,431
           BJ's Wholesale Club, Inc.*.............    329      6,021
           BorgWarner, Inc........................    235     11,849
           Brinker International, Inc.*...........    423     13,642
           Cablevision Systems New York Group*....    987     16,522
           Cardinal Health, Inc...................  1,316     77,893
           Carmax, Inc.*..........................    611     10,925
           Carnival Corp..........................  1,363     34,007
           CDW Computer Centers, Inc.*............    235     10,305
           Centex Corp............................    282     14,156
           Chico's FAS, Inc.*.....................    376      7,110
           Circuit City Stores, Inc...............    987      7,324
           Clear Channel Communications, Inc.*....  1,786     66,600
           Coach, Inc.*...........................    423     13,925
           Comcast Corp.--Special Class A*........  6,627    149,703
           Costco Wholesale Corp.*................  1,363     38,246
           CVS Corp...............................  1,269     31,687
           D.R. Horton, Inc.......................    658     11,416
           Darden Restaurants, Inc................    658     13,456
           Delphi Automotive Systems Corp.........  2,491     20,052
           Dollar General Corp....................  1,081     12,918
           Dollar Tree Stores, Inc.*..............    423     10,393
           Eastman Kodak Co.......................  1,081     37,878
           EchoStar Communications Corp.--Class A*  1,034     23,017
           Electronic Arts, Inc.*.................    517     25,731
           Family Dollar Stores, Inc..............    470     14,669
           Federated Department Stores, Inc.*.....    611     17,572
           Foot Locker, Inc.*.....................    611      6,416
           Ford Motor Co..........................  5,922     55,075
           Gannett Co., Inc.......................    940     67,492
           Gap, Inc...............................  2,068     32,095
           Gentex Corp.*..........................    376     11,897
           Genuine Parts Co.......................    752     23,162
           Harley-Davidson, Inc...................  1,034     47,771
           Harrah's Entertainment, Inc.*..........    470     18,612
           Hilton Hotels Corp.....................  1,551     19,713
           Home Depot, Inc........................  6,768    162,162
           International Game Technology*.........    329     24,978
           Interpublic Group of Cos., Inc.........  1,457     20,515
           Johnson Controls, Inc..................    376     30,144
           Jones Apparel Group, Inc.*.............    470     16,657
           KB Home................................    235     10,070
           Knight Ridder, Inc.....................    376     23,782
           Kohls Corp.*...........................    893     49,963
           Lamar Advertising Co.*.................    376     12,652
           Lear Corp.*............................    329     10,949
           Leggett & Platt, Inc...................    846     18,985
           Lennar Corp............................    235     12,126
           Liberty Media Corp.--Class A*..........  8,272     73,952
           Limited, Inc...........................  1,551     21,605
           Liz Claiborne, Inc.....................    423     12,542
           Lowe's Cos., Inc.......................  2,115     79,313

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ ----------
          Marriott International, Inc.--Class A....   752  $   24,719
          Mattel, Inc.............................. 1,645      31,502
          May Department Stores Co.................   799      18,361
          Maytag Corp..............................   376      10,716
          McDonald's Corp.......................... 4,042      64,995
          McGraw-Hill Cos., Inc....................   705      42,610
          McKesson Corp............................   893      24,138
          Michaels Stores, Inc.*...................   282       8,827
          Mohawk Industries, Inc.*.................   235      13,383
          New York Times Co.--Class A..............   611      27,941
          Nike, Inc.--Class B......................   564      25,081
          NVR, Inc.*...............................    47      15,299
          Office Depot, Inc.*...................... 1,128      16,649
          Omnicom Group............................   611      39,471
          Penney (J.C.) Co.........................   940      21,629
          Petsmart, Inc.*..........................   564       9,661
          Pulte Homes, Inc.........................   235      11,249
          RadioShack Corp..........................   658      12,331
          Rite Aid Corp.*.......................... 2,585       6,333
          Ross Stores, Inc.........................   282      11,954
          Sears, Roebuck & Co...................... 1,034      24,764
          Southwest Airlines Co.................... 2,491      34,625
          Staples, Inc.*........................... 1,598      29,243
          Starbucks Corp.*......................... 1,269      25,862
          Starwood Hotels & Resorts Worldwide, Inc.   987      23,431
          Target Corp.............................. 2,444      73,320
          THQ, Inc.*...............................   470       6,228
          Tiffany & Co.............................   564      13,485
          TJX Cos., Inc............................ 1,598      31,193
          Toys R Us, Inc.*.........................   940       9,400
          Tribune Co...............................   799      36,323
          USA Networks, Inc.*...................... 1,081      24,777
          VF Corp..................................   423      15,249
          Viacom, Inc.--Class B*................... 4,042     164,751
          Wal-Mart Stores, Inc..................... 7,849     396,408
          Walgreen Co.............................. 3,055      89,175
          Walt Disney Co........................... 6,862     111,919
          Wendy's International, Inc...............   470      12,723
          Whirlpool Corp...........................   329      17,180
          Williams-Sonoma, Inc.*...................   423      11,484
          YUM! Brands, Inc.*....................... 1,034      25,043
                                                           ----------
          TOTAL COMMON STOCKS......................         3,479,336
                                                           ----------
          TOTAL INVESTMENTS
           (Cost $3,420,675)/(a)/--101.2%..........         3,479,336
          Net other assets/(liabilities)--(1.2)%...           (40,249)
                                                           ----------
          NET ASSETS--100.0%.......................        $3,439,087
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $4,436,478 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,015,803. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $    66,537
                   Unrealized depreciation.....  (1,023,679)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $  (957,142)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Cyclical


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $3,420,675)............ $ 3,479,336
         Dividends and interest receivable..................       2,267
         Receivable for capital shares issued...............     268,535
                                                             -----------
          Total Assets......................................   3,750,138
                                                             -----------
       Liabilities:
         Cash overdraft.....................................       7,950
         Payable for investments purchased..................     296,223
         Advisory fees payable..............................       2,047
         Management services fees payable...................         329
         Administration fees payable........................         108
         Administrative services fees payable...............       1,096
         Distribution fees payable..........................         548
         Other accrued expenses.............................       2,750
                                                             -----------
          Total Liabilities.................................     311,051
                                                             -----------
       Net Assets........................................... $ 3,439,087
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 5,559,445
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (2,179,019)
         Net unrealized appreciation/(depreciation) on
          investments.......................................      58,661
                                                             -----------
       Net Assets........................................... $ 3,439,087
                                                             ===========
         Shares of Beneficical Interest Outstanding.........     156,447
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     21.98
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    13,538
        Interest.............................................         142
                                                              -----------
         Total Investment Income.............................      13,680
                                                              -----------
      Expenses:
        Advisory fees........................................      11,413
        Management services fees.............................       2,283
        Administration fees..................................         393
        Adminisrative services fees..........................       7,609
        Distribution fees....................................       3,804
        Custody fees.........................................       8,546
        Fund accounting fees.................................       1,433
        Transfer agent fees..................................       2,310
        Other fees...........................................       2,441
                                                              -----------
         Total Expenses before reductions....................      40,232
         Less Expenses reduced by the Investment
          Advisor............................................     (10,219)
                                                              -----------
         Net Expenses........................................      30,013
                                                              -----------
      Net Investment Income/(Loss)...........................     (16,333)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (2,179,746)
        Net realized gains/(losses) on swap contracts........         727
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................      58,661
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (2,120,358)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,136,691)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Cyclical

  Statement of Changes in Net Assets
                                                               For the period
                                                              May 1, 2002/(a)/
                                                                   through
                                                              December 31, 2002
                                                              -----------------
 From Investment Activities:
 Operations:
  Net investment income/(loss)...............................   $    (16,333)
  Net realized gains/(losses) on investments.................     (2,179,019)
  Change in net unrealized appreciation/(depreciation) on
    investments and swap contracts...........................         58,661
                                                                ------------
  Change in net assets resulting from operations.............     (2,136,691)
                                                                ------------
 Capital Transactions:
  Proceeds from shares issued................................     81,614,367
  Cost of shares redeemed....................................    (76,038,589)
                                                                ------------
  Change in net assets resulting from capital transactions...      5,575,778
                                                                ------------
  Change in net assets.......................................      3,439,087
                                                                ------------
 Net Assets:
  Beginning of period........................................             --
                                                                ------------
  End of period..............................................   $  3,439,087
                                                                ============
 Share Transactions:
  Issued.....................................................      3,336,669
  Redeemed...................................................     (3,180,222)
                                                                ------------
  Change in shares...........................................        156,447
                                                                ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Cyclical


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                 For the period
                                                                                May 1, 2002/(a)/
                                                                                     through
                                                                                December 31, 2002
                                                                                -----------------
Net Asset Value, Beginning of Period...........................................    $    30.00
                                                                                   ----------
Investment Activities:
  Net investment income/(loss).................................................         (0.17)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.         (7.85)
                                                                                   ----------
  Total income/(loss) from investment activities...............................         (8.02)
                                                                                   ----------
Net Asset Value, End of Period.................................................    $    21.98
                                                                                   ==========
Total Return...................................................................        (26.73)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year........................................................    $3,439,087
Ratio of expenses to average net assets........................................          1.98%/(d)/
Ratio of net investment income/(loss) to average net assets....................         (1.08)%/(d)/
Ratio of expenses to average net assets*.......................................          2.65%/(d)/
Portfolio turnover.............................................................         2,644%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                       ProFund VP Consumer Non-Cyclical

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Consumer Non-Cyclical had a NAV total return of -16.30%*, compared to a return of -15.93% for the unmanaged Dow Jones U.S. Consumer Non-Cyclical Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Index. The Dow Jones U.S. Consumer Non-Cyclical Index is an unmanaged index, which measures the performance of the consumer non-cyclical economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Consumer Non-Cyclical achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Consumer Non-Cyclical Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Consumer Non-Cyclical Index or any of the companies included in the Dow Jones U.S. Consumer Non-Cyclical Index.

                                    [CHART]

Value of a $10,000 Investment

                    ProFund VP Consumer          Dow Jones U.S. Consumer
                        Non-Cyclical                  Non-Cyclical
                  -------------------------    ---------------------------
  5/1/02                 $10,000                       $10,000
 6/30/02                   9,297                         9,320
 9/30/02                   8,287                         8,319
12/31/02                   8,370                         8,407


----------------------------------------------------
Aggregate Total Return
as of 12/31/02
----------------------------------------------------
                            Since Inception (5/1/02)
----------------------------------------------------
VP Consumer Non-Cyclical              (16.30)%
----------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Non-Cyclical from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Consumer Non-Cyclical is measured against the Dow Jones U.S. Consumer Non-Cyclical Index, an unmanaged index generally representative of the performance of the consumer non-cyclical economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Consumer                      Investments
             Non-Cyclical                       December 31, 2002

               Common Stocks (98.3%)
                                                 Shares   Value
                                                 ------ ----------
              Alberto-Culver Co.--Class A.......    165 $    8,017
              Alberto-Culver Co.--Class B.......    110      5,544
              Albertson's, Inc..................  2,200     48,972
              American Italian Pasta Co.*.......    110      3,958
              Anheuser-Busch Cos., Inc..........  4,115    199,166
              Apollo Group, Inc.--Class A*......    660     29,040
              Archer-Daniels-Midland Co.........  3,850     47,740
              Avon Products, Inc................  1,375     74,071
              Black & Decker Corp...............    495     21,231
              Block H & R, Inc..................    990     39,798
              Blyth, Inc........................    220      5,887
              Brown-Forman Corp.................    220     14,379
              Bunge Limited.....................    605     14,556
              Campbell Soup Co..................  1,485     34,853
              Career Education Corp.*...........    275     11,000
              Casey's General Stores, Inc.......    275      3,358
              Cendant Corp.*....................  6,160     64,556
              Chemed Corp.......................     55      1,944
              Church & Dwight, Inc..............    220      6,695
              Clorox Co.........................    935     38,569
              Coca-Cola Co...................... 13,585    595,296
              Coca-Cola Enterprises, Inc........  1,375     29,865
              Colgate-Palmolive Co..............  3,190    167,252
              ConAgra Foods, Inc................  3,190     79,782
              Constellation Brands, Inc.*.......    440     10,432
              Coors (Adolph) Co.--Class B.......    165     10,106
              Corinthian Colleges, Inc.*........    275     10,412
              Corn Products International, Inc..    220      6,629
              Dean Foods Co.*...................    550     20,405
              DeVRY, Inc.*......................    385      6,395
              Dial Corp.........................    550     11,204
              Dole Food Co., Inc................    275      8,960
              Dreyer's Grand Ice Cream, Inc.....    110      7,806
              eBay, Inc.*.......................  1,210     82,063
              Education Management Corp.*.......    165      6,204
              Energizer Holdings, Inc.*.........    550     15,345
              Expedia, Inc.--Class A*...........    165     11,043
              Fleming Companies, Inc............    330      2,168
              Flowers Foods, Inc................    165      3,219
              Fortune Brands, Inc...............    880     40,929
              General Mills, Inc................  2,200    103,290
              Gillette Co.......................  5,720    173,659
              Hain Celestial Group, Inc.*.......    165      2,508
              Heinz (H.J.) Co...................  2,090     68,698
              Hershey Foods Corp................    550     37,092
              Hormel Foods Corp.................    440     10,265
              International Multifoods Corp.*...    110      2,331
              Interstate Bakeries Corp..........    275      4,194
              ITT Educational Services, Inc.*...    275      6,476
              JM Smucker Co.....................    220      8,758
              Kellogg Co........................  1,375     47,121
              Kimberly-Clark Corp...............  3,080    146,208
              Kraft Foods, Inc..................  1,650     64,235
              Krispy Kreme Doughnuts, Inc.*.....    275      9,286
              Kroger Co.*.......................  4,180     64,581
              Lancaster Colony Corp.............    165      6,448
              Learning Tree International, Inc.*     55        754
              McCormick & Company, Inc..........    715     16,588
              NBTY, Inc.*.......................    330      5,801

             Common Stocks, continued
                                                  Shares   Value
                                                  ------ ----------
            Newell Rubbermaid, Inc...............  1,595 $   48,376
            PepsiAmericas, Inc...................    495      6,648
            PepsiCo, Inc......................... 10,285    434,233
            Performance Food Group Co.*..........    275      9,339
            Philip Morris Cos., Inc.............. 12,320    499,329
            priceline.com, Inc.*.................    550        880
            Procter & Gamble Co..................  7,755    666,466
            R.J. Reynolds Tobacco Holdings.......    550     23,161
            Ralcorp Holdings, Inc.*..............    165      4,148
            Regis Corp...........................    220      5,718
            Rent-A-Center, Inc.*.................    165      8,242
            Safeway, Inc.*.......................  2,640     61,670
            Sara Lee Corp........................  4,620    103,995
            Sensient Technologies Corp...........    220      4,943
            Service Corporation International*...  1,760      5,843
            Smithfield Foods, Inc.*..............    495      9,821
            Snap-on, Inc.........................    330      9,276
            Sotheby's Holdings, Inc.--Class A*...    275      2,475
            Stamps.com, Inc.*....................    220      1,027
            Stanley Works........................    550     19,019
            Stewart Enterprises, Inc.--Class A*..    550      3,064
            SuperValu, Inc.......................    770     12,713
            Sylvan Learning Systems, Inc.*.......    220      3,608
            Sysco Corp...........................  3,905    116,329
            The Estee Lauder Companies, Inc......    660     17,424
            The Pepsi Bottling Group, Inc........  1,045     26,857
            The Robert Mondavi Corp.--Class A*...     55      1,705
            The Scotts Company--Class A*.........    110      5,394
            The ServiceMaster Co.................  1,760     19,536
            Ticketmaster Online-CitySearch, Inc.*    165      3,501
            Tootsie Roll Industries, Inc.........    110      3,375
            Tupperware Corp......................    330      4,976
            Tyson Foods, Inc.--Class A...........  1,375     15,428
            United Rentals, Inc.*................    330      3,551
            Universal Corp.......................    165      6,098
            UST, Inc.............................    990     33,096
            Weight Watchers Intl, Inc.*..........    275     12,642
            Whole Foods Market, Inc.*............    330     17,401
            Wild Oats Markets, Inc.*.............    165      1,703
            Winn-Dixie Stores, Inc...............    550      8,404
            Wrigley (WM.) JR Co..................    880     48,294
                                                         ----------
            TOTAL COMMON STOCKS..................         4,866,850
                                                         ----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Consumer                      Investments
             Non-Cyclical                       December 31, 2002

            Federal Home Loan Bank (0.1%)
                                                Principal
                                                 Amount     Value
                                                --------- ----------
           Federal Home Loan Bank,
            0.50%, 01/02/03....................  $4,000   $    4,000
                                                          ----------
           TOTAL FEDERAL HOME LOAN BANK........                4,000
                                                          ----------
           TOTAL INVESTMENTS
            (Cost $4,594,138)/(a)/--98.4%......            4,870,850
           Net other assets/(liabilities)--1.6%               80,796
                                                          ----------
           NET ASSETS--100.0%..................           $4,951,646
                                                          ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $5,354,045 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $759,907. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                    Unrealized appreciation..... $ 286,174
                    Unrealized depreciation.....  (769,369)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(483,195)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Non-Cyclical

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $4,594,138)............ $ 4,870,850
         Cash...............................................       8,852
         Dividends and interest receivable..................      13,287
         Receivable for investments sold....................   1,299,172
                                                             -----------
          Total Assets......................................   6,192,161
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   1,225,060
         Advisory fees payable..............................       3,564
         Management services fees payable...................         650
         Administration fees payable........................         214
         Administrative services fees payable...............       2,166
         Distribution fees payable..........................       1,083
         Other accrued expenses.............................       7,778
                                                             -----------
          Total Liabilities.................................   1,240,515
                                                             -----------
       Net Assets........................................... $ 4,951,646
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 6,581,037
         Accumulated net investment income/(loss)...........      19,148
         Accumulated net realized gains/(losses) on
          investments.......................................  (1,925,251)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     276,712
                                                             -----------
       Net Assets........................................... $ 4,951,646
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     197,209
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     25.11
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $   157,508
        Interest.............................................         365
                                                              -----------
         Total Investment Income.............................     157,873
                                                              -----------
      Expenses:
        Advisory fees........................................      53,941
        Management services fees.............................      10,788
        Administration fees..................................       1,700
        Administrative services fees.........................      35,961
        Distribution fees....................................      17,980
        Custody fees.........................................      11,941
        Fund accounting fees.................................       4,252
        Transfer agent fees..................................       4,664
        Other fees...........................................       9,364
                                                              -----------
         Total Expenses before reductions....................     150,591
         Less Expenses reduced by the Investment
          Advisor............................................      (8,221)
                                                              -----------
         Net Expenses........................................     142,370
                                                              -----------
      Net Investment Income/(Loss)...........................      15,503
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (1,925,251)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................     276,712
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (1,648,539)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,633,036)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Non-Cyclical

  Statement of Changes in Net Assets
                                                               For the period
                                                              May 1, 2002/(a)/
                                                                   through
                                                              December 31, 2002
                                                              -----------------
 From Investment Activities:
 Operations:
  Net investment income/(loss)...............................   $     15,503
  Net realized gains/(losses) on investments.................     (1,925,251)
  Change in net unrealized appreciation/(depreciation) on
    investments..............................................        276,712
                                                                ------------
  Change in net assets resulting from operations.............     (1,633,036)
                                                                ------------
 Capital Transactions:
  Proceeds from shares issued................................     93,043,640
  Cost of shares redeemed....................................    (86,458,958)
                                                                ------------
  Change in net assets resulting from capital transactions...      6,584,682
                                                                ------------
  Change in net assets.......................................      4,951,646
 Net Assets:
  Beginning of period........................................             --
                                                                ------------
  End of period..............................................   $  4,951,646
                                                                ============
 Share Transactions:
  Issued.....................................................      3,450,934
  Redeemed...................................................     (3,253,725)
                                                                ------------
  Change in shares...........................................        197,209
                                                                ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Non-Cyclical


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                               For the period
                                                                                              May 1, 2002/(a)/
                                                                                                   through
                                                                                              December 31, 2002
                                                                                              -----------------
                 Net Asset Value, Beginning of Period........................................    $    30.00
                                                                                                 ----------
                 Investment Activities:
                   Net investment income/(loss)..............................................         0.04 /(b)/
                  Net realized and unrealized gains/(losses) on investments..................         (4.93)
                                                                                                 ----------
                   Total income/(loss) from investment activities............................         (4.89)
                                                                                                 ----------
                 Net Asset Value, End of Period..............................................    $    25.11
                                                                                                 ==========
                 Total Return................................................................        (16.30)%/(c)/
                 Ratios/Supplemental Data:
                 Net assets, end of year.....................................................    $4,951,646
                 Ratio of expenses to average net assets.....................................          1.98%/(d)/
                 Ratio of net investment income/(loss) to average net assets.................          0.22%/(d)/
                 Ratio of expenses to average net assets*....................................          2.10%/(d)/
                 Portfolio turnover..........................................................         1,057%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                               ProFund VP Energy

   For the year ended December 31, 2002, the ProFund VP Energy had a NAV total return of -17.04%*, compared to a return of -15.40% for the unmanaged Dow Jones U.S. Energy Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Index. The Dow Jones U.S. Energy Index is an unmanaged index, which measures the performance of the energy sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Energy achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Energy Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Energy Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Energy Index or any of the companies included in the Dow Jones U.S. Energy Index.

                         [CHART]

Value of a $10,000 Investment

            ProFund VP Energy  Dow Jones U.S.Energy
            -----------------  --------------------
 1/22/01       $10,000             $10,000
 3/31/01        10,217              10,225
 6/30/01        10,093              10,128
 9/30/01         8,663               8,743
12/31/01         9,310               9,405
 3/31/02        10,047              10,177
 6/30/02         8,963               9,213
 9/30/02         7,233               7,433
12/31/02         7,723               7,957

------------------------------------------
          Average Annual Total Return
                as of 12/31/01
------------------------------------------
                              Since
                            Inception
               1 Year       (1/22/01)
------------------------------------------
VP Energy     (17.04)%       (12.47)%
------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Energy from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Energy is measured against the Dow Jones U.S. Energy Index, an unmanaged index generally representative of the performance of the energy sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Energy                        Investments
                                                December 31, 2002

      Common Stocks (99.8%)
                                                        Shares    Value
                                                        ------ -----------
     Amerada Hess Corp.................................  2,630 $   144,783
     Anadarko Petroleum Corp...........................  2,893     138,575
     Apache Corp.......................................  2,367     134,895
     Arch Coal, Inc....................................  6,575     141,954
     Atwood Oceanics, Inc.*............................  4,471     134,577
     Baker Hughes, Inc.................................  4,471     143,921
     BJ Services Co.*..................................  4,471     144,458
     Burlington Resources, Inc.........................  4,471     190,688
     Cabot Oil & Gas Corp..............................  5,786     143,377
     Chesapeake Energy Corp............................ 18,147     140,458
     ChevronTexaco Corp................................ 43,395   2,884,900
     Cimarex Energy Co.*...............................  8,416     150,646
     ConocoPhillips.................................... 40,765   1,972,618
     Cooper Cameron Corp.*.............................  2,893     144,129
     Core Laboratories N.V.*........................... 12,887     146,267
     Devon Energy Corp.................................  3,156     144,860
     Diamond Offshore Drilling, Inc....................  6,575     143,664
     Ensco International, Inc..........................  4,734     139,416
     EOG Resources, Inc................................  3,682     146,985
     Evergreen Resources, Inc.*........................  3,156     141,547
     Exxon Mobil Corp.................................. 82,582   2,885,416
     FMC Technologies, Inc.*...........................  6,838     139,700
     Forest Oil Corp.*.................................  5,260     145,439
     Global Industries, Ltd.*.......................... 35,505     148,056
     GlobalSantaFe Corp................................  6,049     147,112
     Grant Prideco, Inc.*.............................. 12,361     143,882
     Grey Wolf, Inc.*.................................. 36,820     146,912
     Halliburton Co....................................  7,890     147,622
     Hanover Compressor Co.*........................... 16,306     149,689
     Helmerich & Payne, Inc............................  4,997     139,466
     Input/Output, Inc.*............................... 36,557     155,367
     Kerr-McGee Corp...................................  3,156     139,811
     Key Energy Group*................................. 15,780     141,547
     Kinder Morgan, Inc................................  4,997     211,224
     Lone Star Technologies, Inc.*..................... 10,257     152,727
     Marathon Oil Corp.................................  6,838     145,581
     Massey Energy Co.................................. 14,728     143,156
     Maverick Tube Corp.*.............................. 10,783     140,502
     McDermott International, Inc.*.................... 33,927     148,600
     Murphy Oil Corp...................................  3,156     135,235
     Nabors Industries, Ltd.*..........................  3,945     139,140
     National-Oilwell, Inc.*...........................  6,575     143,598
     Newfield Exploration Co.*.........................  3,945     142,217
     Newpark Resources, Inc.*.......................... 33,401     145,294
     Noble Corp.*......................................  3,945     138,667
     Noble Energy, Inc.................................  3,945     148,135
     Occidental Petroleum Corp......................... 22,618     643,482
     Ocean Energy, Inc.................................  7,364     147,059
     Oceaneering International, Inc.*..................  6,049     149,652
     Offshore Logistics, Inc.*.........................  6,575     144,124
     Parker Drilling Co.*.............................. 65,750     145,965
     Patterson-UTI Energy, Inc.*.......................  4,734     142,825
     Peabody Energy Corp...............................  4,997     146,063
     Pioneer Natural Resources Co.*....................  5,786     146,097
     Pogo Producing Co.................................  3,945     146,951
     Pride International, Inc.*........................  9,468     141,073
     Rowan Cos., Inc...................................  6,312     143,282
     Schlumberger, Ltd.................................  8,679     365,299
     SEACOR SMIT, Inc.*................................  3,419     152,146
     Smith International, Inc.*........................  4,471     145,844

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Stone Energy Corp.*...............................  4,208 $   140,379
     Sunoco, Inc.......................................  4,208     139,621
     Superior Energy Services, Inc.*................... 17,095     140,179
     Tesoro Petroleum Corp.*........................... 32,086     145,029
     Tidewater, Inc....................................  4,471     139,048
     Tom Brown, Inc.*..................................  5,523     138,627
     Transocean Sedco Forex, Inc.......................  6,049     140,337
     Unocal Corp.......................................  9,468     289,531
     Valero Energy Corp................................  3,945     145,728
     Varco International, Inc.*........................  8,153     141,862
     Veritas DGC, Inc.*................................ 18,410     145,439
     Vintage Petroleum, Inc............................ 13,150     138,733
     Weatherford International, Ltd.*..................  3,419     136,521
     Western Gas Resources, Inc........................  3,945     145,373
     Williams Cos., Inc................................ 64,961     175,395
     XTO Energy, Inc...................................  5,786     142,914
                                                               -----------
     TOTAL COMMON STOCKS...............................         19,241,391
                                                               -----------
     TOTAL INVESTMENTS (Cost $18,434,931)/(a)/--99.8%..         19,241,391
     Net other assets/(liabilities)--0.2%..............             41,908
                                                               -----------
     NET ASSETS--100.0%................................        $19,283,299
                                                               ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $26,843,927 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $8,408,996. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   915,404
                   Unrealized depreciation.....  (8,517,940)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(7,602,536)
                                                ===========


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $18,434,931)........... $ 19,241,391
        Dividends and interest receivable..................        8,668
        Receivable for investments sold....................      292,496
        Prepaid expenses...................................           57
                                                            ------------
         Total Assets......................................   19,542,612
                                                            ------------
      Liabilities:
        Cash overdraft.....................................        4,759
        Payable for capital shares redeemed................      210,954
        Advisory fees payable..............................       13,224
        Management services fees payable...................        2,231
        Administration fees payable........................          735
        Administrative services fees payable...............        7,438
        Distribution fees payable..........................        3,719
        Other accrued expenses.............................       16,253
                                                            ------------
         Total Liabilities.................................      259,313
                                                            ------------
      Net Assets........................................... $ 19,283,299
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 30,632,974
        Accumulated net realized gains/(losses) on
         investments and swap contracts....................  (12,156,135)
        Net unrealized appreciation/(depreciation) on
         investments.......................................      806,460
                                                            ------------
      Net Assets........................................... $ 19,283,299
                                                            ============
        Shares of Beneficial Interest Outstanding..........      832,195
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      23.17
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   339,659
        Interest.............................................       1,677
                                                              -----------
         Total Investment Income.............................     341,336
                                                              -----------
      Expenses:
        Advisory fees........................................     142,693
        Management services fees.............................      28,539
        Administration fees..................................      10,062
        Administrative services fees.........................      86,197
        Distribution fees....................................      47,564
        Custody fees.........................................      25,142
        Fund accounting fees.................................      18,878
        Transfer agent fees..................................      26,304
        Other fees...........................................      25,187
                                                              -----------
         Total Expenses before reductions....................     410,566
         Less Expenses reduced by the Investment
          Advisor............................................     (34,061)
                                                              -----------
         Net Expenses........................................     376,505
                                                              -----------
      Net Investment Income/(Loss)...........................     (35,169)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (4,575,760)
        Net realized gains/(losses) on swap contracts........       3,391
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................     (74,363)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (4,646,732)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,681,901)
                                                              ===========


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $     (35,169)     $      (2,276)
  Net realized gains/(losses) on investments and swap contracts.......      (4,572,369)        (7,584,625)
  Change in net unrealized appreciation/(depreciation) on investments.         (74,363)           880,823
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (4,681,901)        (6,706,078)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     218,037,705        180,395,988
  Cost of shares redeemed.............................................    (218,079,217)      (149,683,198)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............         (41,512)        30,712,790
                                                                         -------------      -------------
  Change in net assets................................................      (4,723,413)        24,006,712
Net Assets:
  Beginning of period.................................................      24,006,712                 --
                                                                         -------------      -------------
  End of period.......................................................   $  19,283,299      $  24,006,712
                                                                         =============      =============
Share Transactions:
  Issued..............................................................       8,214,904          5,909,145
  Redeemed............................................................      (8,242,223)        (5,049,631)
                                                                         -------------      -------------
  Change in shares....................................................         (27,319)           859,514
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                                    For the
                                                                                                  year ended
                                                                                               December 31, 2002
                                                                                               -----------------
        Net Asset Value, Beginning of Period..................................................    $     27.93
                                                                                                  -----------
        Investment Activities:
          Net investment income/(loss)........................................................          (0.05)/(b)/
         Net realized and unrealized gains/(losses) on investments and swap contracts.........          (4.71)
                                                                                                  -----------
          Total income/(loss) from investment activities......................................          (4.76)
                                                                                                  -----------
        Net Asset Value, End of Period........................................................    $     23.17
                                                                                                  ===========
        Total Return..........................................................................         (17.04)%
        Ratios/Supplemental Data:
        Net assets, end of year...............................................................    $19,283,299
        Ratio of expenses to average net assets...............................................           1.98%
        Ratio of net investment income/(loss) to average net assets...........................          (0.18)%
        Ratio of expenses to average net assets*..............................................           2.16%
        Portfolio turnover....................................................................          1,632%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                  For the period
                                                                                               January 22, 2001/(a)/
                                                                                                     through
                                                                                                December 31, 2001
                                                                                               --------------------
        Net Asset Value, Beginning of Period..................................................     $     30.00
                                                                                                   -----------
        Investment Activities:
          Net investment income/(loss)........................................................              --/(b),(c)/
         Net realized and unrealized gains/(losses) on investments and swap contracts.........           (2.07)
                                                                                                   -----------
          Total income/(loss) from investment activities......................................           (2.07)
                                                                                                   -----------
        Net Asset Value, End of Period........................................................     $     27.93
                                                                                                   ===========
        Total Return..........................................................................           (6.90)%/(d)/
        Ratios/Supplemental Data:
        Net assets, end of year...............................................................     $24,006,712
        Ratio of expenses to average net assets...............................................            2.05%/(e)/
        Ratio of net investment income/(loss) to average net assets...........................           (0.01)%/(e)/
        Ratio of expenses to average net assets*..............................................            2.05%/(e)/
        Portfolio turnover....................................................................           1,169%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized
/(e)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Financial

   For the year ended December 31, 2002, the ProFund VP Financial had a NAV total return of -14.88%*, compared to a return of -14.37% for the unmanaged Dow Jones U.S. Financial Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Index is an unmanaged index, which measures the performance of the financial services economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Financial achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Financial Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Financial Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Financial Index or any of the companies included in the Dow Jones U.S. Financial Index.

                   [CHART]

Value of a $10,000 Investment

             ProFund VP Financial    Dow Jones U.S. Financial
          -----------------------    ------------------------
 1/22/01           $10,000                   $10,000
 3/31/01             9,420                     9,368
 6/30/01            10,083                    10,108
 9/30/01             8,803                     8,853
12/31/01             9,340                     9,480
 3/31/02             9,627                     9,821
 6/30/02             8,963                     9,148
 9/30/02             7,500                     7,654
12/31/02             7,950                     8,117

---------------------------------------------
      Average Annual Total Return
              as of 12/31/02
---------------------------------------------
                                   Since
                                 Inception
                    1 Year       (5/1/01)
---------------------------------------------
VP Financial       (14.88)%      (11.15)%
---------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financial from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Financial is measured against the Dow Jones U.S. Financial Index, an unmanaged index generally representative of the performance of the financial services economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Financial                     Investments
                                                December 31, 2002


            Common Stocks (103.7%)
                                                   Shares    Value
                                                   ------ -----------
           ACE, Ltd...............................  2,160 $    63,374
           AFLAC, Inc.............................  3,645     109,787
           Allstate Corp..........................  4,455     164,790
           AMB Property Corp......................  2,565      70,178
           Ambac Financial Group, Inc.............    945      53,147
           American Express Co....................  7,830     276,791
           American International Group, Inc...... 14,985     866,882
           Ameritrade Holding Corp.*..............  4,995      28,272
           AmSouth Bancorp........................  3,510      67,392
           Annaly Mortgage Management, Inc........  3,240      60,912
           AON Corp...............................  2,160      40,802
           Archstone-Smith Trust..................  2,835      66,736
           Bank of America Corp...................  9,585     666,829
           Bank of New York Co., Inc..............  4,995     119,680
           Bank One Corp..........................  7,695     281,252
           BB&T Corp..............................  3,510     129,835
           Bear Stearns Cos., Inc.................    945      56,133
           Boston Properties, Inc.................  1,755      64,689
           Capital One Financial Corp.............  1,620      48,146
           Charter One Financial, Inc.............  2,295      65,935
           Chubb Corp.............................  1,350      70,470
           Cincinnati Financial Corp..............  1,350      50,693
           CIT Group, Inc.........................  2,025      39,690
           Citigroup, Inc......................... 33,345   1,173,410
           Comerica, Inc..........................  1,485      64,211
           Compass Bancshares, Inc................  1,890      59,100
           Countrywide Credit Industries, Inc.....  1,080      55,782
           Duke-Weeks Realty Corp.................  2,565      65,279
           Edwards (A.G.), Inc....................  1,215      40,046
           Equity Office Properties Trust.........  3,240      80,936
           Equity Residential Properties Trust....  2,835      69,684
           Fannie Mae.............................  6,615     425,543
           Federated Investors, Inc.--Class B.....  1,620      41,099
           Fidelity National Financial, Inc.......  1,215      39,888
           Fifth Third Bancorp....................  3,240     189,702
           First Tennessee National Corp..........  1,620      58,223
           Fleet Boston Financial Corp............  7,020     170,586
           Franklin Resources, Inc................  1,350      46,008
           Freddie Mac............................  4,725     279,011
           General Growth Properties, Inc.........  1,215      63,180
           Golden West Financial Corp.............  1,215      87,249
           Goldman Sachs Group, Inc...............  1,620     110,322
           Hartford Financial Services Group, Inc.  1,890      85,863
           Household International, Inc...........  3,375      93,859
           Huntington Bancshares, Inc.............  3,510      65,672
           J.P. Morgan Chase & Co................. 13,230     317,520
           Jefferson-Pilot Corp...................  1,485      56,593
           John Hancock Financial Services, Inc...  2,565      71,564
           KeyCorp................................  3,510      88,241
           Legg Mason, Inc........................    945      45,870
           Lincoln National Corp..................  1,620      51,160
           Loews Corp.............................  1,350      60,021
           M&T Bank Corp..........................    945      74,986
           Macerich Co............................  2,295      70,572
           Marsh & McLennan Cos., Inc.............  3,645     168,435
           Marshall & Ilsley Corp.................  2,295      62,837
           MBIA, Inc..............................  1,215      53,290
           MBNA Corp..............................  7,830     148,927
           Mellon Financial Corp..................  3,240      84,596
           Merrill Lynch & Co., Inc...............  5,535     210,053

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           MetLife, Inc..........................  2,160 $    58,406
           MGIC Investment Corp..................    945      39,029
           Morgan Stanley Dean Witter & Co.......  6,615     264,071
           National City Corp....................  4,455     121,711
           National Commerce Financial Corp......  2,565      61,175
           North Fork Bancorp, Inc...............  1,620      54,659
           Northern Trust Corp...................  1,620      56,781
           Pan Pacific Retail Properties.........  2,025      73,973
           People's Bank.........................  2,835      71,272
           Plum Creek Timber Co., Inc............  2,295      54,162
           PNC Financial Services Group..........  2,160      90,504
           Popular, Inc..........................  1,620      54,756
           Principal Financial Group, Inc........  2,430      73,216
           Progressive Corp......................  1,485      73,701
           Prologis Trust........................  2,700      67,905
           Providian Financial Corp.*............  3,510      22,780
           Prudential Financial, Inc.............  3,915     124,262
           Radian Group, Inc.....................  1,080      40,122
           Regions Financial Corp................  2,295      76,561
           SAFECO Corp...........................  1,485      51,485
           Schwab (Charles) Corp.................  7,560      82,026
           SLM Corp..............................  1,080     112,169
           SouthTrust Corp.......................  3,240      80,514
           Sovereign Bancorp, Inc................  3,780      53,109
           St. Paul Companies, Inc...............  1,890      64,355
           State Street Corp.....................  2,430      94,770
           Stilwell Financial, Inc...............  2,430      31,760
           SunTrust Banks, Inc...................  1,755      99,895
           Synovus Financial Corp................  2,565      49,761
           T. Rowe Price Group, Inc..............  1,620      44,194
           Travelers Property Casualty Corp.*....  3,915      57,355
           U.S. Bancorp.......................... 12,960     275,011
           Union Planters Corp...................  2,430      68,380
           UnumProvident Corp....................  2,025      35,519
           Valley National Bancorp...............  2,295      60,519
           Wachovia Corp.........................  8,910     324,681
           Washington Mutual, Inc................  6,480     223,754
           Weingarten Realty Investors...........  1,755      64,689
           Wells Fargo & Co...................... 10,935     512,524
           XL Capital, Ltd.--Class A.............  1,080      83,430
                                                         -----------
           TOTAL COMMON STOCKS...................         12,340,679
                                                         -----------
           TOTAL INVESTMENTS
            (Cost $11,200,583)/(a)/--103.7%......         12,340,679
           Net other assets/(liabilities)--(3.7)%           (443,009)
                                                         -----------
           NET ASSETS--100.0%....................        $11,897,670
                                                         ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $15,592,733 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,392,150. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,158,847
                   Unrealized depreciation.....  (4,410,901)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(3,252,054)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $11,200,583)........... $12,340,679
         Dividends and interest receivable..................      39,689
         Prepaid expenses...................................         195
                                                             -----------
          Total Assets......................................  12,380,563
                                                             -----------
       Liabilities:
         Cash overdraft.....................................      21,688
         Payable for capital shares redeemed................     411,447
         Advisory fees payable..............................      14,540
         Management services fees payable...................       2,313
         Administration fees payable........................         760
         Administrative services fees payable...............       7,270
         Distribution fees payable..........................       3,855
         Other accrued expenses.............................      21,020
                                                             -----------
          Total Liabilities.................................     482,893
                                                             -----------
       Net Assets........................................... $11,897,670
                                                             ===========
       Net Assets consist of:
         Capital............................................ $18,360,749
         Accumulated net investment income/(loss)...........      42,526
         Accumulated net realized gains/(losses) on
          investments.......................................  (7,645,701)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   1,140,096
                                                             -----------
       Net Assets........................................... $11,897,670
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     498,951
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.85
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   532,019
        Interest.............................................         985
                                                              -----------
         Total Investment Income.............................     533,004
                                                              -----------
      Expenses:
        Advisory fees........................................     181,707
        Management services fees.............................      36,342
        Administration fees..................................      12,770
        Administrative services fees.........................     107,225
        Distribution fees....................................      60,569
        Custody fees.........................................      32,737
        Fund accounting fees.................................      23,502
        Transfer agent fees..................................      32,306
        Other fees...........................................      30,238
                                                              -----------
         Total Expenses before reductions....................     517,396
         Less Expenses reduced by the Investment
          Advisor............................................     (37,969)
                                                              -----------
         Net Expenses........................................     479,427
                                                              -----------
      Net Investment Income/(Loss)...........................      53,577
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (5,839,251)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................    (258,523)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (6,097,774)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(6,044,197)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $      53,577      $      18,428
  Net realized gains/(losses) on investments..........................      (5,839,251)        (1,817,501)
  Change in net unrealized appreciation/(depreciation) on investments.        (258,523)         1,398,619
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (6,044,197)          (400,454)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     254,024,533        151,588,755
  Cost of shares redeemed.............................................    (256,171,559)      (131,099,408)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............      (2,147,026)        20,489,347
                                                                         -------------      -------------
  Change in net assets................................................      (8,191,223)        20,088,893
Net Assets:
  Beginning of period.................................................      20,088,893                 --
                                                                         -------------      -------------
  End of period.......................................................   $  11,897,670      $  20,088,893
                                                                         =============      =============
Share Transactions:
  Issued..............................................................       9,428,129          5,318,021
  Redeemed............................................................      (9,646,177)        (4,601,022)
                                                                         -------------      -------------
  Change in shares....................................................        (218,048)           716,999
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                          For the               January 22, 2001/(a)/
                                                                        year ended                    through
                                                                     December 31, 2002           December 31, 2001
                                                                     -----------------          --------------------
Net Asset Value, Beginning of Period................................    $     28.02                 $     30.00
                                                                        -----------                 -----------
Investment Activities:
  Net investment income/(loss)......................................          0.06 /(b)/                  0.04 /(b)/
  Net realized and unrealized gains/(losses) on investments.........          (4.23)                      (2.02)
                                                                        -----------                 -----------
  Total income/(loss) from investment activities....................          (4.17)                      (1.98)
                                                                        -----------                 -----------
Net Asset Value, End of Period......................................    $     23.85                 $     28.02
                                                                        ===========                 ===========
Total Return........................................................         (14.88)%                     (6.60)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $11,897,670                 $20,088,893
Ratio of expenses to average net assets.............................           1.98%                       2.10%/(d)/
Ratio of net investment income/(loss) to average net assets.........           0.22%                       0.16%/(d)/
Ratio of expenses to average net assets*............................           2.14%                       2.10%/(d)/
Portfolio turnover..................................................          1,341%                      1,330%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Healthcare

   For the year ended December 31, 2002, the ProFund VP Healthcare had a NAV total return of -22.69%*, compared to a return of -21.85% for the unmanaged Dow Jones U.S. Healthcare Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Index. The Dow Jones U.S. Healthcare Index is an unmanaged index, which measures the performance of the healthcare economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Healthcare achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Healthcare Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Healthcare Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Healthcare Index or any of the companies included in the Dow Jones U.S. Healthcare Index.

                            [CHART]

Value of a $10,000 Investment

          ProFund VP Healthcare  Dow Jones U.S. Healthcare
          ---------------------  -------------------------
 1/22/01        $10,000                  $10,000
 3/31/01          9,243                    9,204
 6/30/01          9,380                    9,387
 9/30/01          9,307                    9,335
12/31/01          9,477                    9,573
 3/31/02          9,280                    9,389
 6/30/02          7,673                    7,809
 9/30/02          7,063                    7,193
12/31/02          7,327                    7,482


---------------------------------------
      Average Annual Total Return
           as of 12/31/02
---------------------------------------
                               Since
                             Inception
                   1 Year    (1/22/01)
---------------------------------------
VP Healthcare      (22.69)%    (14.82)%
---------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Healthcare from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Healthcare is measured against the Dow Jones U.S. Healthcare Index, an unmanaged index generally representative of the performance of the healthcare economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Healthcare                    Investments
                                                December 31, 2002

           Common Stocks (99.4%)
                                                    Shares    Value
                                                    ------ -----------
          Abbott Laboratories...................... 16,560 $   662,400
          Accredo Health, Inc.*....................    735      25,909
          AdvancePCS*..............................  1,104      24,520
          Aetna, Inc...............................  1,656      68,095
          Affymetrix, Inc.*........................    736      16,847
          Alcon, Inc.*.............................    920      36,294
          Allergan, Inc............................  1,472      84,817
          Amgen, Inc.*............................. 13,248     640,409
          Amylin Pharmaceuticals, Inc.*............  1,104      17,819
          Andrx Group*.............................  1,104      16,196
          Anthem, Inc.*............................  1,656     104,162
          Apogent Technologies, Inc.*..............  1,656      34,445
          Applera Corp.--Applied Biosystems Group..  2,760      48,410
          Bard (C.R.), Inc.........................    736      42,688
          Barr Laboratories, Inc.*.................    368      23,953
          Bausch & Lomb, Inc.......................    736      26,496
          Baxter International, Inc................  6,808     190,624
          Beckman Coulter, Inc.....................    920      27,158
          Becton, Dickinson & Co...................  2,944      90,351
          Biogen, Inc.*............................  1,840      73,710
          Biomet, Inc..............................  2,944      84,375
          Boston Scientific Corp.*.................  3,312     140,826
          Bristol-Myers Squibb Co.................. 21,896     506,892
          Caremark Rx, Inc.*.......................  3,128      50,830
          Celgene Corp.*...........................  1,104      23,703
          Cephalon, Inc.*..........................    736      35,820
          Charles River Laboratories International,
           Inc.*...................................    736      28,321
          Chiron Corp.*............................  1,288      48,429
          CIGNA Corp...............................  1,656      68,095
          Covance, Inc.*...........................    920      22,623
          CYTYC Corp.*.............................  1,840      18,768
          DaVita, Inc.*............................    920      22,696
          DENTSPLY International, Inc..............    920      34,224
          Edwards Lifesciences Corp.*..............  1,104      28,119
          Eli Lilly & Co........................... 10,856     689,356
          Express Scripts, Inc.--Class A*..........    736      35,357
          First Health Group Corp.*................  1,288      31,363
          Forest Laboratories, Inc.*...............  2,024     198,797
          Genentech, Inc.*.........................  2,576      85,421
          Genzyme Corp.--General Division*.........  2,576      76,172
          Gilead Sciences, Inc.*...................  2,392      81,328
          Guidant Corp.*...........................  3,496     107,852
          HCA, Inc.................................  5,336     221,444
          Health Management Associates, Inc.--
           Class A.................................  2,944      52,698
          Health Net, Inc.*........................  1,656      43,718
          Healthsouth Corp.*.......................  5,520      23,184
          Henry Schein, Inc.*......................    552      24,840
          Hillenbrand Industries, Inc..............    736      35,556
          Human Genome Sciences, Inc.*.............  1,840      16,210
          Humana, Inc.*............................  2,208      22,080
          ICN Pharmaceuticals, Inc.................  1,472      16,060
          ICOS Corp.*..............................    920      21,537
          IDEC Pharmaceuticals Corp.*..............  1,840      61,033
          ImClone Systems, Inc.*...................  1,104      11,726
          InterMune, Inc.*.........................    552      14,082
          Invitrogen Corp.*........................    736      23,029
          IVAX Corp.*..............................  2,392      29,015

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Johnson & Johnson........................ 33,304 $ 1,788,757
          King Pharmaceuticals, Inc.*..............  2,760      47,444
          Laboratory Corp. of America Holdings*....  1,840      42,762
          Lincare Holdings, Inc.*..................  1,288      40,727
          Manor Care, Inc.*........................  1,472      27,394
          Medicis Pharmaceutical Corp.*............    368      18,279
          MedImmune, Inc.*.........................  2,944      79,988
          Medtronic, Inc........................... 13,616     620,889
          Merck & Co., Inc......................... 25,208   1,427,024
          Mid Atlantic Medical Services, Inc.*.....    736      23,846
          Millennium Pharmaceuticals, Inc.*........  3,680      29,219
          Monsanto Co..............................  3,312      63,756
          Mylan Laboratories, Inc..................  1,472      51,373
          Neurocrine Biosciences, Inc.*............    552      25,204
          NPS Pharmaceuticals, Inc.*...............    552      13,894
          Omnicare, Inc............................  1,288      30,693
          OSI Pharmaceuticals, Inc.*...............    736      12,070
          Oxford Health Plans, Inc.*...............  1,104      40,241
          Patterson Dental Co.*....................    920      40,241
          Pfizer, Inc.............................. 69,368   2,120,579
          Pharmaceutical Product Development,
           Inc.*...................................    736      21,543
          Pharmacia Corp........................... 14,536     607,605
          Quest Diagnostics, Inc.*.................    920      52,348
          Quintiles Transnational Corp.*...........  2,024      24,490
          Schering-Plough Corp..................... 16,560     367,632
          Scios, Inc.*.............................    736      23,979
          Sepracor, Inc.*..........................  1,472      14,234
          SICOR, Inc.*.............................  1,288      20,415
          St. Jude Medical, Inc.*..................  2,024      80,393
          STERIS Corp.*............................    920      22,310
          Stryker Corp.............................  1,656     111,151
          Taro Pharmaceutical Industries, Ltd.*....    552      20,755
          Techne Corp.*............................    736      21,026
          Tenet Healthcare Corp.*..................  5,704      93,546
          Triad Hospitals, Inc.*...................    920      27,444
          UnitedHealth Group, Inc..................  3,496     291,916
          Universal Health Services, Inc.--Class B*    736      33,194
          Varian Medical Systems, Inc.*............    920      45,632
          Vertex Pharmaceuticals, Inc.*............  1,288      20,415
          Watson Pharmaceuticals, Inc.*............  1,472      41,613
          Wellpoint Health Networks, Inc.*.........  1,656     117,841
          Wyeth.................................... 14,904     557,410
          Zimmer Holdings, Inc.*...................  2,208      91,676
                                                           -----------
          TOTAL COMMON STOCKS......................         14,543,830
                                                           -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Healthcare                    Investments
                                                December 31, 2002

           Federal Home Loan Bank (0.4%)
                                               Principal
                                                 Amount      Value
                                               ---------- -----------
          Federal Home Loan Bank,
           0.50%, 01/02/03.................... $   53,000 $    52,999
                                                          -----------
          TOTAL FEDERAL HOME LOAN BANK........                 52,999
                                                          -----------
          TOTAL INVESTMENTS
           (Cost $12,933,920)/(a)/--99.8%.....             14,596,829
          Net other assets/(liabilities)--0.2%                 25,649
                                                          -----------
          NET ASSETS--100.0%..................            $14,622,478
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $17,115,193 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,181,273. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,696,956
                   Unrealized depreciation.....  (4,215,320)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(2,518,364)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $12,933,920)........... $ 14,596,829
        Cash...............................................          176
        Dividends and interest receivable..................       28,459
        Receivable for capital shares issued...............       45,262
        Prepaid expenses...................................          288
                                                            ------------
         Total Assets......................................   14,671,014
                                                            ------------
      Liabilities:
        Advisory fees payable..............................       14,958
        Management services fees payable...................        2,323
        Administration fees payable........................          764
        Administrative services fees payable...............        7,581
        Distribution fees payable..........................        3,872
        Other accrued expenses.............................       19,038
                                                            ------------
         Total Liabilities.................................       48,536
                                                            ------------
      Net Assets........................................... $ 14,622,478
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 23,509,156
        Accumulated net realized gains/(losses) on
         investments.......................................  (10,549,587)
        Net unrealized appreciation/(depreciation) on
         investments.......................................    1,662,909
                                                            ------------
      Net Assets........................................... $ 14,622,478
                                                            ============
        Shares of Beneficial Interest Outstanding..........      665,361
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      21.98
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   318,624
        Interest.............................................       1,260
                                                              -----------
         Total Investment Income.............................     319,884
                                                              -----------
      Expenses:
        Advisory fees........................................     166,621
        Management services fees.............................      33,325
        Administration fees..................................      11,744
        Administrative services fees.........................      99,819
        Distribution fees....................................      55,540
        Custody fees.........................................      27,955
        Fund accounting fees.................................      22,285
        Transfer agent fees..................................      30,270
        Other fees...........................................      27,966
                                                              -----------
         Total Expenses before reductions....................     475,525
         Less Expenses reduced by the Investment
          Advisor............................................     (35,804)
                                                              -----------
         Net Expenses........................................     439,721
                                                              -----------
      Net Investment Income/(Loss)...........................    (119,837)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (5,407,466)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................      (4,248)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (5,411,714)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,531,551)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $    (119,837)     $    (175,526)
  Net realized gains/(losses) on investments..........................      (5,407,466)        (5,142,121)
  Change in net unrealized appreciation/(depreciation) on investments.          (4,248)         1,667,157
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (5,531,551)        (3,650,490)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     162,519,407        190,155,173
  Cost of shares redeemed.............................................    (175,592,623)      (153,277,438)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............     (13,073,216)        36,877,735
                                                                         -------------      -------------
  Change in net assets................................................     (18,604,767)        33,227,245
Net Assets:
  Beginning of period.................................................      33,227,245                 --
                                                                         -------------      -------------
  End of period.......................................................   $  14,622,478      $  33,227,245
                                                                         =============      =============
Share Transactions:
  Issued..............................................................       6,734,915          6,598,208
  Redeemed............................................................      (7,238,169)        (5,429,593)
                                                                         -------------      -------------
  Change in shares....................................................        (503,254)         1,168,615
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                         For the                January 23, 2001/(a)/
                                                                       year ended                     through
                                                                    December 31, 2002            December 31, 2001
                                                                    -----------------           --------------------
Net Asset Value, Beginning of Period...............................    $     28.43                  $     30.00
                                                                       -----------                  -----------
Investment Activities:
  Net investment income/(loss).....................................          (0.13)/(b)/                  (0.30)/(b)/
  Net realized and unrealized gains/(losses) on investments........          (6.32)                       (1.27)
                                                                       -----------                  -----------
  Total income/(loss) from investment activities...................          (6.45)                       (1.57)
                                                                       -----------                  -----------
Net Asset Value, End of Period.....................................    $     21.98                  $     28.43
                                                                       ===========                  ===========
Total Return.......................................................         (22.69)%                      (5.23)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $14,622,478                  $33,227,245
Ratio of expenses to average net assets............................           1.98%                        2.06%/(d)/
Ratio of net investment income/(loss) to average net assets........          (0.54)%                      (1.10)%/(d)/
Ratio of expenses to average net assets*...........................           2.14%                        2.06%/(d)/
Portfolio turnover.................................................            897%                       1,032%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Industrial

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Industrial had a NAV total return of -19.83%*, compared to a return of -19.39% for the unmanaged Dow Jones U.S. Industrial Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Index. The Dow Jones U.S. Industrial Index is an unmanaged index, which measures the performance of the industrial economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Industrial achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Industrial Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Industrial Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Industrial Index or any of the companies included in the Dow Jones U.S. Industrial Index.

                  [CHART]

Value of a $10,000 Investment

            ProFund VP Industrial        Dow Jones U.S. Industrial
            ---------------------       --------------------------
  5/1/2002        $10,000                        $10,000
 6/30/2002          9,297                          9,275
 9/30/2002          7,547                          7,551
12/31/2002          8,017                          8,061

----------------------------------------
Aggregate Total Return
as of 12/31/02
----------------------------------------
                                 Since
                               Inception
                                (5/1/02)
----------------------------------------
VP Industrial                   (19.83)%
----------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrial from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Industrial is measured against the Dow Jones U.S. Industrial Index, an unmanaged index generally representative of the performance of the industrial economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Industrial                    Investments
                                                December 31, 2002


          Common Stocks (99.0%)
                                                      Shares   Value
                                                      ------ ----------
         3M Co.......................................    408 $   50,307
         Accenture, Ltd.--Class A*...................    306      5,505
         Acxiom Corp.*...............................    187      2,876
         AGCO Corp...................................    136      3,006
         Agilent Technologies, Inc.*.................    493      8,854
         Alexander & Baldwin, Inc....................    204      5,261
         ALLETE, Inc.................................    221      5,012
         Alliant Techsystems, Inc.*..................     51      3,180
         Allied Waste Industries, Inc.*..............    323      3,230
         American Power Conversion Corp.*............    272      4,121
         American Standard Cos.*.....................     85      6,047
         Arrow Electronics, Inc.*....................    238      3,044
         Automatic Data Processing, Inc..............    646     25,356
         Avnet, Inc..................................    238      2,578
         Ball Corp...................................     85      4,351
         Boeing Co...................................    782     25,798
         Burlington Northern Santa Fe Corp...........    425     11,054
         C.H. Robinson Worldwide, Inc................    170      5,304
         Caterpillar, Inc............................    391     17,876
         Ceridian Corp.*.............................    255      3,677
         CheckFree Holdings Corp.*...................    119      1,904
         Choicepoint, Inc.*..........................    119      4,699
         Cintas Corp.................................    170      7,778
         CNF, Inc....................................    119      3,956
         Concord EFS, Inc.*..........................    578      9,098
         Convergys Corp.*............................    255      3,863
         Cooper Industries, Ltd.--Class A............    153      5,577
         Crown Cork & Seal Co., Inc.*................    238      1,892
         CSX Corp....................................    272      7,700
         Cymer, Inc.*................................     85      2,741
         Danaher Corp................................    136      8,935
         Deere & Co..................................    272     12,471
         Deluxe Corp.................................    136      5,726
         Diebold, Inc................................    136      5,606
         Dover Corp..................................    272      7,932
         DST Systems, Inc.*..........................    102      3,626
         Dun & Bradstreet Corp.*.....................    119      4,104
         Eaton Corp..................................    102      7,967
         Emerson Electric Co.........................    476     24,204
         Equifax, Inc................................    204      4,721
         Expeditors International of Washington, Inc.    170      5,551
         FedEx Corp..................................    323     17,513
         First Data Corp.............................    816     28,895
         Fiserv, Inc.*...............................    221      7,503
         Fluor Corp..................................    153      4,284
         General Dynamics Corp.......................    204     16,191
         General Electric Co......................... 10,727    261,202
         Getty Images, Inc.*.........................     85      2,597
         Goodrich Corp...............................    187      3,426
         Grainger (W.W.), Inc........................    119      6,134
         Honeywell International, Inc................    918     22,032
         Illinois Tool Works, Inc....................    306     19,847
         IMS Health, Inc.............................    391      6,256
         Ingersoll-Rand Co.--Class A.................    221      9,516
         Iron Mountain, Inc.*........................    119      3,928
         ITT Industries, Inc.........................    119      7,222
         Jabil Circuit, Inc.*........................    221      3,960
         L-3 Communications Holdings, Inc.*..........    119      5,344
         Lockheed Martin Corp........................    391     22,580
         Manpower, Inc...............................    136      4,338
         Masco Corp..................................    595     12,525
         Millipore Corp..............................    102      3,468
         Molex, Inc..................................    170      3,917

           Common Stocks, continued
                                                  Shares      Value
                                                 --------- ----------
          Moody's Corp..........................      153  $    6,317
          Navistar International Corp.*.........      136       3,306
          Norfolk Southern Corp.................      459       9,175
          Northrop Grumman Corp.................      170      16,490
          Owens-Illinois, Inc.*.................      238       3,470
          PACCAR, Inc...........................      136       6,274
          Pactiv Corp.*.........................      255       5,574
          Pall Corp.............................      289       4,821
          Parker Hannifin Corp..................      153       7,058
          Paychex, Inc..........................      374      10,434
          Pentair, Inc..........................      119       4,111
          Raytheon Co...........................      459      14,114
          Republic Services, Inc.*..............      221       4,637
          Robert Half International, Inc.*......      289       4,656
          Rockwell International Corp...........      289       5,985
          Sabre Holdings Corp.*.................      221       4,002
          Sanmina-SCI Corp.*....................      799       3,588
          Sealed Air Corp.*.....................      102       3,805
          Sherwin-Williams Co...................      204       5,763
          Smurfit-Stone Container Corp.*........      340       5,233
          Solectron Corp.*......................    1,122       3,983
          SPX Corp.*............................      119       4,457
          Symbol Technologies, Inc..............      391       3,214
          Tech Data Corp.*......................      102       2,750
          Tektronix, Inc.*......................      170       3,092
          Temple-Inland, Inc....................      102       4,571
          Textron, Inc..........................      187       8,039
          Thermo Electron Corp.*................      255       5,131
          Tyco International, Ltd...............    2,193      37,456
          Union Pacific Corp....................      272      16,285
          United Parcel Service, Inc.--Class B..      510      32,171
          United Technologies Corp..............      510      31,590
          Viad Corp.............................      170       3,800
          Vishay Intertechnology, Inc.*.........      272       3,041
          Vulcan Materials Co...................      170       6,375
          Waste Management, Inc.................      663      15,196
          Waters Corp.*.........................      187       4,073
                                                           ----------
          TOTAL COMMON STOCKS...................            1,123,203
                                                           ----------
           U.S. Treasury Bills (1.9%)
                                                 Principal
                                                  Amount
                                                 ---------
          U.S. Treasury Bills,
            0.51%, 01/02/03.....................  $21,999      21,999
                                                           ----------
          TOTAL U.S. TREASURY BILLS.............               21,999
                                                           ----------
          TOTAL INVESTMENTS
           (Cost $1,070,757)/(a)/--101.0%.......            1,145,202
          Net other assets/(liabilities)--(1.0)%              (10,873)
                                                           ----------
          NET ASSETS--100.0%....................           $1,134,329
                                                           ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $1,392,760 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $322,003. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                    Unrealized appreciation..... $  84,466
                    Unrealized depreciation.....  (332,024)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(247,558)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrial

        Statement of Assets and Liabilities
                                                      December 31, 2002
       Assets:
         Investments, at value (cost $1,070,757)............ $1,145,202
         Dividends and interest receivable..................      3,429
         Receivable for investments sold....................     65,501
         Receivable for capital shares issued...............         64
                                                             ----------
          Total Assets......................................  1,214,196
                                                             ----------
       Liabilities:
         Cash overdraft.....................................     43,085
         Payable for capital shares redeemed................     11,130
         Payable for investments purchased..................     21,999
         Advisory fees payable..............................      1,041
         Management services fees payable...................        200
         Administration fees payable........................         66
         Administrative services fees payable...............        666
         Distribution fees payable..........................        333
         Other accrued expenses.............................      1,347
                                                             ----------
          Total Liabilities.................................     79,867
                                                             ----------
       Net Assets........................................... $1,134,329
                                                             ==========
       Net Assets consist of:
         Capital............................................ $1,652,394
         Accumulated net realized gains/(losses) on
          investments.......................................   (592,510)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     74,445
                                                             ----------
       Net Assets........................................... $1,134,329
                                                             ==========
         Shares of Beneficial Interest Outstanding..........     47,157
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    24.05
                                                             ==========

      Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
     Investment Income:
       Dividends............................................... $  16,318
       Interest................................................        62
                                                                ---------
        Total Investment Income................................    16,380
                                                                ---------
     Expenses:
       Advisory fees...........................................     6,473
       Management services fees................................     1,295
       Administration fees.....................................       273
       Administrative services fees............................     4,316
       Distribution fees.......................................     2,158
       Custody fees............................................     3,798
       Fund accounting fees....................................     1,188
       Transfer agent fees.....................................     2,133
       Other fees..............................................     1,216
                                                                ---------
        Total Expenses before reductions.......................    22,850
        Less Expenses reduced by the Investment Advisor........    (5,769)
                                                                ---------
        Net Expenses...........................................    17,081
                                                                ---------
     Net Investment Income/(Loss)..............................      (701)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized gains/(losses) on investments..............  (592,510)
       Change in net unrealized appreciation/(depreciation) on
        investments............................................    74,445
                                                                ---------
        Net realized and unrealized gains/(losses) on
         investments...........................................  (518,065)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(518,766)
                                                                =========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrial

 Statement of Changes in Net Assets
                                                                        For the period
                                                                       May 1, 2002/(a)/
                                                                            through
                                                                       December 31, 2002
                                                                       -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $       (701)
  Net realized gains/(losses) on investments..........................       (592,510)
  Change in net unrealized appreciation/(depreciation) on investments.         74,445
                                                                         ------------
  Change in net assets resulting from operations......................       (518,766)
                                                                         ------------
Capital Transactions:
  Proceeds from shares issued.........................................     17,267,005
  Cost of shares redeemed.............................................    (15,613,910)
                                                                         ------------
  Change in net assets resulting from capital transactions............      1,653,095
                                                                         ------------
  Change in net assets................................................      1,134,329
Net Assets:
  Beginning of period.................................................             --
                                                                         ------------
  End of period.......................................................   $  1,134,329
                                                                         ============
Share Transactions:
  Issued..............................................................        652,148
  Redeemed............................................................       (604,991)
                                                                         ------------
  Change in shares....................................................         47,157
                                                                         ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrial

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                    May 1, 2002/(a)/
                                                                         through
                                                                    December 31, 2002
                                                                    -----------------
Net Asset Value, Beginning of Period...............................    $    30.00
                                                                       ----------
Investment Activities:
  Net investment income/(loss).....................................         (0.01)/(b)/
  Net realized and unrealized gains/(losses) on investments........         (5.94)
                                                                       ----------
  Total income/(loss) from investment activities...................         (5.95)
                                                                       ----------
Net Asset Value, End of Period.....................................    $    24.05
                                                                       ==========
Total Return.......................................................        (19.83)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $1,134,329
Ratio of expenses to average net assets............................          1.98%/(d)/
Ratio of net investment income/(loss) to average net assets........         (0.08)%/(d)/
Ratio of expenses to average net assets*...........................          2.65%/(d)/
Portfolio turnover.................................................           906%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                              ProFund VP Internet

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Internet had a NAV total return of -13.37%*, compared to a return of -9.87% for the unmanaged Dow Jones Composite Internet Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index. The Dow Jones Composite Internet Index is an unmanaged index, which measures the performance of the internet sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Internet achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones Composite Internet Index (1.00 equals perfect correlation).

   The performance of the Dow Jones Composite Internet Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones Composite Internet Index or any of the companies included in the Dow Jones Composite Internet Index.

                                    [CHART]

Value of a $10,000 Investment

                       ProFund VP Internet     Dow Jones Composite Internet
                       -------------------     ----------------------------
  5/01/2002                 $10,000                      $10,000
  6/30/2002                   8,450                        8,482
  9/30/2002                   6,177                        6,396
 12/31/2002                   8,663                        9,013

--------------------------------------------
       Aggregate Total Return
             as of 12/31/02
--------------------------------------------
                                      Since
                                   Inception
                                    (5/1/02)
--------------------------------------------
VP Internet                         (13.37)%
--------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Internet is measured against the Dow Jones Composite Internet Index, an unmanaged index generally representative of the performance of the internet sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Internet                      Investments
                                                December 31, 2002


           Common Stocks (97.2%)
                                                   Shares     Value
                                                   ------- -----------
          Agile Software Corp.*...................  29,940 $   231,736
          Akamai Technologies, Inc.*..............  62,874     108,772
          Amazon.com, Inc.*....................... 134,730   2,545,050
          Ameritrade Holding Corp.-- Class A*..... 224,470   1,270,500
          Ariba, Inc.*............................ 148,702     368,781
          BEA Systems, Inc.*...................... 235,528   2,701,506
          Check Point Software Technologies, Ltd.*  87,784   1,138,558
          CheckFree Holdings Corp.*...............  41,916     670,698
          CMGI, Inc.*............................. 224,550     220,284
          CNET Networks, Inc.*....................  78,842     213,662
          Commerce One, Inc.*.....................  13,972      38,423
          Digital Insight Corp.*..................  16,966     147,435
          DoubleClick, Inc.*......................  77,844     440,597
          EarthLink, Inc.*........................  77,844     424,250
          eBay, Inc.*.............................  42,914   2,910,426
          ETRADE Group, Inc.*..................... 221,556   1,076,762
          Expedia, Inc.--Class A*.................  13,972     935,149
          FreeMarkets, Inc.*......................  23,952     154,227
          Hotels.com*.............................   3,992     218,083
          I2 Technologies, Inc.*.................. 184,630     212,325
          Infospace, Inc.*........................  13,972     118,049
          Inktomi Corp.*..........................  88,822     142,115
          Internet Security Systems, Inc.*........  26,946     493,920
          Interwoven, Inc.*.......................  61,876     160,878
          LendingTree, Inc.*......................  13,972     179,959
          Macromedia, Inc.*.......................  36,926     393,262
          Overture Services, Inc.*................  30,938     844,917
          priceline.com, Inc.*....................  57,884      92,614
          RealNetworks, Inc.*.....................  63,872     243,352
          Siebel Systems, Inc.*................... 265,468   1,985,701
          Tibco Software, Inc.*...................  49,900     308,382
          Ticketmaster Online-CitySearch, Inc.*...  15,968     338,841
          TMP Worldwide, Inc.*....................  51,896     586,944
          United Online, Inc.*....................  16,966     270,455
          VeriSign, Inc.*......................... 132,734   1,064,527
          Vignette Corp.*......................... 152,694     187,356
          WebMD Corp.*............................ 141,636   1,210,988
          webMethods, Inc.*.......................  29,940     246,107
          Websense, Inc.*.........................  12,974     277,138
          Yahoo!, Inc.*........................... 176,646   2,888,161
                                                           -----------
          TOTAL COMMON STOCKS.....................          28,060,890
                                                           -----------

            Federal Home Loan Bank (0.2%)
                                                Principal
                                                 Amount      Value
                                                --------- -----------
           Federal Home Loan Bank, 0.50%,
            01/02/03...........................  $63,000  $    62,998
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........                62,998
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $24,068,548)/(a)/--97.4%.....            28,123,888
           Net other assets/(liabilities)--2.6%               756,561
                                                          -----------
           NET ASSETS--100.0%..................           $28,880,449
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $25,574,103 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,505,555. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 4,379,348
                   Unrealized depreciation.....  (1,829,563)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $ 2,549,785
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $24,068,548)........... $28,123,888
         Cash...............................................       8,867
         Receivable for investments sold....................     827,825
         Receivable for capital shares issued...............     581,501
                                                             -----------
          Total Assets......................................  29,542,081
                                                             -----------
       Liabilities:
         Payable for investments purchased..................     607,500
         Advisory fees payable..............................      20,329
         Management services fees payable...................       3,737
         Administration fees payable........................       1,225
         Administrative services fees payable...............      12,457
         Distribution fees payable..........................       6,303
         Other accrued expenses.............................      10,081
                                                             -----------
          Total Liabilities.................................     661,632
                                                             -----------
       Net Assets........................................... $28,880,449
                                                             ===========
       Net Assets consist of:
         Capital............................................ $26,177,018
         Accumulated net realized gains/(losses) on
          investments.......................................  (1,351,909)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   4,055,340
                                                             -----------
       Net Assets........................................... $28,880,449
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,111,342
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     25.99
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $        96
                                                              -----------
      Expenses:
        Advisory fees........................................      43,001
        Management services fees.............................       8,600
        Administration fees..................................       2,598
        Administrative services fees.........................      28,624
        Distribution fees....................................      14,334
        Custody fees.........................................       4,459
        Fund accounting fees.................................       5,375
        Transfer agent fees..................................       3,881
        Other fees...........................................       6,494
                                                              -----------
         Total Expenses before reductions....................     117,366
         Less Expenses reduced by the Investment
          Advisor............................................      (3,895)
                                                              -----------
         Net Expenses........................................     113,471
                                                              -----------
      Net Investment Income/(Loss)...........................    (113,375)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (1,238,630)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................   4,055,340
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................   2,816,710
                                                              -----------
      Change in Net Assets Resulting from Operations......... $ 2,703,335
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet


 Statement of Changes in Net Assets
                                                                        For the period
                                                                       May 1, 2002/(a)/
                                                                            through
                                                                       December 31, 2002
                                                                       -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $   (113,375)
  Net realized gains/(losses) on investments..........................     (1,238,630)
  Change in net unrealized appreciation/(depreciation) on investments.      4,055,340
                                                                         ------------
  Change in net assets resulting from operations......................      2,703,335
                                                                         ------------
Capital Transactions:
  Proceeds from shares issued.........................................     67,633,486
  Cost of shares redeemed.............................................    (41,456,372)
                                                                         ------------
  Change in net assets resulting from capital transactions............     26,177,114
                                                                         ------------
  Change in net assets................................................     28,880,449
Net Assets:
  Beginning of period.................................................             --
                                                                         ------------
  End of period.......................................................   $ 28,880,449
                                                                         ============
Share Transactions:
  Issued..............................................................      2,884,574
  Redeemed............................................................     (1,773,232)
                                                                         ------------
  Change in shares....................................................      1,111,342
                                                                         ============

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                    For the period
                                                                   May 1, 2002/(a)/
                                                                        through
                                                                   December 31, 2002
                                                                   -----------------
Net Asset Value, Beginning of Period..............................    $     30.00
                                                                      -----------
Investment Activities:
  Net investment income/(loss)....................................          (0.35)/(b)/
  Net realized and unrealized gains/(losses) on investments.......          (3.66)/(c)/
                                                                      -----------
  Total income/(loss) from investment activities..................          (4.01)
                                                                      -----------
Net Asset Value, End of Period....................................    $     25.99
                                                                      ===========
Total Return......................................................         (13.37)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................    $28,880,449
Ratio of expenses to average net assets...........................           1.98%/(e)/
Ratio of net investment income/(loss) to average net assets.......          (1.97)%/(e)/
Ratio of expenses to average net assets*..........................           2.04%/(e)/
Portfolio turnover................................................            505%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized

              See accompanying notes to the financial statements.

                          ProFund VP Pharmaceuticals

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Pharmaceuticals had a NAV total return of -13.47%*, compared to a return of -13.81% for the unmanaged Dow Jones U.S. Pharmaceuticals Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. The Dow Jones U.S. Pharmaceuticals Index is an unmanaged index, which measures the performance of the pharmaceuticals economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Pharmaceuticals achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Pharmaceuticals Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Pharmaceuticals Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Pharmaceuticals Index or any of the companies included in the Dow Jones U.S. Pharmaceuticals Index.

                                    [CHART]

Value of a $10,000 Investment

             ProFund VP Pharmaceuticals    Dow Jones U.S. Pharmaceuticals
             --------------------------    ------------------------------
  5/1/2002            $10,000                         $10,000
 6/30/2002              8,843                           8,830
 9/30/2002              7,987                           7,982
12/31/2002              8,653                           8,619

--------------------------------------------
      Aggregate Total Return
              as of 12/31/02
--------------------------------------------
                                  Since
                                 Inception
                                  (5/1/02)
--------------------------------------------
VP Phamaceuticals                (13.47)%
--------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Pharmaceuticals is measured against the Dow Jones U.S. Pharmaceuticals Sector Index, an unmanaged index generally representative of the performance of the pharmaceuticals economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Pharmaceuticals               Investments
                                                December 31, 2002


             Common Stocks (98.9%)
                                                  Shares   Value
                                                  ------ ----------
            Allergan, Inc........................  1,125 $   64,823
            Alpharma, Inc........................  5,580     66,458
            Andrx Group*.........................  4,590     67,335
            Barr Laboratories, Inc.*.............    990     64,439
            Bristol-Myers Squibb Co..............  2,835     65,630
            Cephalon, Inc.*......................  1,350     65,702
            Eli Lilly & Co.......................  1,710    108,584
            Forest Laboratories, Inc.*...........    675     66,299
            ICN Pharmaceuticals, Inc.............  5,895     64,314
            Inhale Therapeutic Systems, Inc.*....  8,010     64,721
            IVAX Corp.*..........................  5,490     66,594
            Johnson & Johnson....................  9,405    505,143
            King Pharmaceuticals, Inc.*..........  4,050     69,620
            Medicis Pharmaceutical Corp.*........  1,395     69,290
            Merck & Co., Inc.....................  7,560    427,971
            Mylan Laboratories, Inc..............  1,980     69,102
            Noven Pharmaceuticals, Inc.*.........  7,200     66,456
            NPS Pharmaceuticals, Inc.*...........  2,565     64,561
            Perrigo Co.*.........................  5,535     67,250
            Pfizer, Inc.......................... 16,740    511,741
            Pharmacia Corp.......................  1,620     67,716
            PRAECIS Pharmaceuticals, Inc.*....... 21,105     68,591
            SangStat Medical Corp.*..............  5,895     66,614
            Schering-Plough Corp.................  3,015     66,933
            Sepracor, Inc.*......................  7,020     67,883
            SICOR, Inc.*.........................  4,230     67,046
            SuperGen, Inc.*...................... 24,795     90,006
            Taro Pharmaceutical Industries, Ltd.*  1,755     65,988
            Tularik, Inc.*.......................  8,775     65,462
            Watson Pharmaceuticals, Inc.*........  2,430     68,696
            Wyeth................................  1,800     67,320
                                                         ----------
            TOTAL COMMON STOCKS..................         3,378,288
                                                         ----------

            Federal Home Loan Bank (0.1%)
                                                Principal
                                                 Amount     Value
                                                --------- ----------
           Federal Home Loan Bank, 0.50%,
            01/02/03...........................  $3,000   $    3,000
                                                          ----------
           TOTAL FEDERAL HOME LOAN BANK........                3,000
                                                          ----------
           TOTAL INVESTMENTS
            (Cost $3,124,698)/(a)/--99.0%......            3,381,288
           Net other assets/(liabilities)--1.0%               32,915
                                                          ----------
           NET ASSETS--100.0%..................           $3,414,203
                                                          ==========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $3,990,778 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $866,080. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                    Unrealized appreciation..... $ 258,801
                    Unrealized depreciation.....  (868,291)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(609,490)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals


        Statement of Assets and Liabilities
                                                      December 31, 2002
       Assets:
         Investments, at value (cost $3,124,698)............ $3,381,288
         Cash...............................................        265
         Dividends and interest receivable..................     10,105
         Receivable for investments sold....................  1,275,924
                                                             ----------
          Total Assets......................................  4,667,582
                                                             ----------
       Liabilities:
         Payable for capital shares redeemed................  1,241,907
         Advisory fees payable..............................      2,898
         Management services fees payable...................        579
         Administration fees payable........................        190
         Administrative services fees payable...............      1,931
         Distribution fees payable..........................        966
         Other accrued expenses.............................      4,908
                                                             ----------
          Total Liabilities.................................  1,253,379
                                                             ----------
       Net Assets........................................... $3,414,203
                                                             ==========
       Net Assets consist of:
         Capital............................................ $3,473,432
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................   (315,819)
         Net unrealized appreciation/(depreciation) on
          investments.......................................    256,590
                                                             ----------
       Net Assets........................................... $3,414,203
                                                             ==========
         Shares of Beneficial Interest Outstanding..........    131,484
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    25.96
                                                             ==========


      Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
     Investment Income:
       Dividends............................................... $  79,502
       Interest................................................       649
                                                                ---------
        Total Investment Income................................    80,151
                                                                ---------
     Expenses:
       Advisory fees...........................................    30,612
       Management services fees................................     6,122
       Administration fees.....................................     1,309
       Administrative services fees............................    20,408
       Distribution fees.......................................    10,204
       Custody fees............................................     6,296
       Fund accounting fees....................................     2,940
       Transfer agent fees.....................................     3,697
       Other fees..............................................     4,958
                                                                ---------
        Total Expenses before reductions.......................    86,546
        Less Expenses reduced by the Investment Advisor........    (5,743)
                                                                ---------
        Net Expenses...........................................    80,803
                                                                ---------
     Net Investment Income/(Loss)..............................      (652)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments and Swap Contracts:
       Net realized gains/(losses) on investments..............  (447,761)
       Net realized gains/(losses) on swap contracts...........   132,229
       Change in net unrealized appreciation/(depreciation) on
        investments............................................   256,590
                                                                ---------
        Net realized and unrealized gains/(losses) on
         investments and swap contracts........................   (58,942)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $ (59,594)
                                                                =========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

 Statement of Changes in Net Assets
                                                                         For the period
                                                                        May 1, 2002/(a)
                                                                            /through
                                                                       December 31, 2002
                                                                       ------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................    $       (652)
  Net realized gains/(losses) on investments and swap contracts.......        (315,532)
  Change in net unrealized appreciation/(depreciation) on investments.         256,590
                                                                          ------------
  Change in net assets resulting from operations......................         (59,594)
                                                                          ------------
Capital Transactions:
  Proceeds from shares issued.........................................      77,460,128
  Cost of shares redeemed.............................................     (73,986,331)
                                                                          ------------
  Change in net assets resulting from capital transactions............       3,473,797
                                                                          ------------
  Change in net assets................................................       3,414,203
Net Assets:
  Beginning of period.................................................              --
                                                                          ------------
  End of period.......................................................    $  3,414,203
                                                                          ============
Share Transactions:
  Issued..............................................................       2,995,765
  Redeemed............................................................      (2,864,281)
                                                                          ------------
  Change in shares....................................................         131,484
                                                                          ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                  For the period
                                                                                 May 1, 2002/(a)/
                                                                                      through
                                                                                 December 31, 2002
                                                                                -----------------
Net Asset Value, Beginning of Period...........................................    $    30.00
                                                                                   ----------
Investment Activities:
  Net investment income/(loss).................................................            --/(b),(c)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.         (4.04)
                                                                                   ----------
  Total income/(loss) from investment activities...............................         (4.04)
                                                                                   ----------
Net Asset Value, End of Period.................................................    $    25.96
                                                                                   ==========
Total Return...................................................................        (13.47)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................    $3,414,203
Ratio of expenses to average net assets........................................          1.98%/(e)/
Ratio of net investment income/(loss) to average net assets....................         (0.02)%/(e)/
Ratio of expenses to average net assets*.......................................          2.12%/(e)/
Portfolio turnover.............................................................         1,709%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Amount is less than $0.005.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized
/(e)/Annualized

              See accompanying notes to the financial statements.

                          ProFund VP Precious Metals

   For the period May 1, 2002 through December 31, 2002, the ProFund VP Precious Metals had a NAV total return of -1.87%*, compared to a return of 0.54% for the unmanaged Philadelphia Stock Exchange Gold and Silver Sector/SM/ Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector Index. The Philadelphia Stock Exchange Gold and Silver Sector Index is an unmanaged index, which measures the performance of the of the gold and silver mining sector of the global equity market.

   For the fiscal year, the ProFund VP Precious Metals achieved an average daily statistical correlation of over 0.99 to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector Index (1.00 equals perfect correlation).

   The performance of the Philadelphia Stock Exchange Gold and Silver Sector Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Philadelphia Stock Exchange Gold and Silver Sector Index or any of the companies included in the Philadelphia Stock Exchange Gold and Silver Sector Index.

                                    [CHART]

Value of a $10,000 Investment


                                                Philadelphia Stock Exchange Gold
                  ProFund VP Precious Metals         and Silver Sector Index
                  --------------------------     ------------------------------
 5/01/2002                 $10,000                         $10,000
 6/30/2002                   9,220                           9,360
 9/30/2002                   8,983                           9,134
12/31/2002                   9,813                          10,054

--------------------------------------------
       Aggregate Total Return
             as of 12/31/02
--------------------------------------------
                                      Since
                                   Inception
                                    (5/1/02)
--------------------------------------------
VP Precious Metals                  (1.87)%
--------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Precious Metals is measured against the Philadelphia Stock Exchange Gold and Silver Sector Index, an unmanaged index generally representative of the performance of the gold and silver mining sector of the global equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Precious Metals               Investments
                                                December 31, 2002

         Federal Home Loan Bank (19.6%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $10,888,000 $10,887,698
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              10,887,698
                                                            -----------
         Federal Home Loan Mortgage Corporation (19.6%)
        Federal Home Loan Mortgage
         Corporation, 0.50%, 01/02/03..........  10,888,000  10,887,698
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         MORTGAGE CORPORATION..................              10,887,698
                                                            -----------
         Federal National Mortgage Association (19.6%)
        Federal National Mortgage Association,
         0.50%, 01/02/03.......................  10,888,000  10,887,697
                                                            -----------
        TOTAL FEDERAL NATIONAL
         MORTGAGE ASSOCIATION..................              10,887,697
                                                            -----------
         U.S. Treasury Bills (19.6%)
        U.S. Treasury Bills, 0.51%, 01/02/03...  10,888,000  10,887,697
                                                            -----------
        TOTAL U.S. TREASURY BILLS..............              10,887,697
                                                            -----------
         Repurchase Agreement (19.5%)
        State Street Bank, 0.95%, 01/02/03,
         dated 12/31/02, with maturity value of
         $10,885,574 (Fully collateralized by a
         Federal Home Loan Mortgage
         Corporation Security).................  10,885,000  10,885,000
                                                            -----------
        TOTAL REPURCHASE
         AGREEMENT.............................              10,885,000
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $54,436,395)/(a)/--97.9%........              54,435,790
        Net other assets/(liabilities)--2.1%...               1,203,655
                                                            -----------
        NET ASSETS--100.0%.....................             $55,639,445
                                                            ===========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

               Unrealized appreciation................... $   0
               Unrealized depreciation...................  (605)
                                                          -----
               Net unrealized appreciation/(depreciation) $(605)
                                                          =====

              See accompanying notes to the financial statements.

             PROFUNDS VP
             ProFund VP Precious Metals

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $43,551,395)........... $ 43,550,790
        Repurchase agreement, at amortized cost............   10,885,000
                                                            ------------
         Total Investments.................................   54,435,790
        Cash...............................................        2,194
        Interest receivable................................          287
        Receivable for capital shares issued...............    3,598,327
        Prepaid expenses...................................            1
                                                            ------------
         Total Assets......................................   58,036,599
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    1,233,016
        Unrealized depreciation on swap contracts..........    1,097,216
        Advisory fees payable..............................       21,748
        Management services fees payable...................        4,095
        Administration fees payable........................        1,353
        Administrative services fees payable...............       13,651
        Distribution fees payable..........................        6,825
        Other accrued expenses.............................       19,250
                                                            ------------
         Total Liabilities.................................    2,397,154
                                                            ------------
      Net Assets........................................... $ 55,639,445
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 67,529,066
        Accumulated net investment income/(loss)...........       17,583
        Accumulated net realized gains/(losses) on
         investments and swap contracts....................  (10,809,383)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts....................   (1,097,821)
                                                            ------------
      Net Assets........................................... $ 55,639,445
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,890,215
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      29.44
                                                            ============

      Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
     Investment Income:
       Interest............................................. $    247,984
                                                             ------------
     Expenses:
       Advisory fees........................................      117,894
       Management services fees.............................       23,579
       Administration fees..................................        4,213
       Administrative services fees.........................       78,596
       Distribution fees....................................       39,298
       Custody fees.........................................       10,931
       Fund accounting fees.................................        8,426
       Transfer agent fees..................................        6,984
       Other fees...........................................       20,887
                                                             ------------
        Total Expenses......................................      310,808
                                                             ------------
     Net Investment Income/(Loss)...........................      (62,824)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on Swap
      Contracts:
       Net realized gains/(losses) on swap contracts........  (10,975,108)
       Change in net unrealized appreciation/(depreciation)
        on swap contracts...................................   (1,097,821)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         swap contracts.....................................  (12,072,929)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(12,135,753)
                                                             ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

 Statement of Changes in Net Assets
                                                                           For the period
                                                                          May 1, 2002/(a)/
                                                                               through
                                                                          December 31, 2002
                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................   $     (62,824)
  Net realized gains/(losses) on swap contracts..........................     (10,975,108)
  Change in net unrealized appreciation/(depreciation) on swap contracts.      (1,097,821)
                                                                            -------------
  Change in net assets resulting from operations.........................     (12,135,753)
                                                                            -------------
Capital Transactions:
  Proceeds from shares issued............................................     217,729,235
  Cost of shares redeemed................................................    (149,954,037)
                                                                            -------------
  Change in net assets resulting from capital transactions...............      67,775,198
                                                                            -------------
  Change in net assets...................................................      55,639,445
Net Assets:
  Beginning of period....................................................              --
                                                                            -------------
  End of period..........................................................   $  55,639,445
                                                                            =============
Share Transactions:
  Issued.................................................................       7,659,669
  Redeemed...............................................................      (5,769,454)
                                                                            -------------
  Change in shares.......................................................       1,890,215
                                                                            =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                      For the period
                                                                     May 1, 2002/(a)/
                                                                          through
                                                                     December 31, 2002
                                                                     -----------------
Net Asset Value, Beginning of Period................................    $     30.00
                                                                        -----------
Investment Activities:
  Net investment income/(loss)......................................          (0.07)/(b)/
  Net realized and unrealized gains/(losses) on swap contracts......          (0.49)
                                                                        -----------
  Total income/(loss) from investment activities....................          (0.56)
                                                                        -----------
Net Asset Value, End of Period......................................    $     29.44
                                                                        ===========
Total Return........................................................          (1.87)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $55,639,445
Ratio of expenses to average net assets.............................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.........          (0.40)%/(d)/
Portfolio turnover..................................................             --

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized


              See accompanying notes to the financial statements.

                            ProFund VP Real Estate

   For the year ended December 31, 2002, the ProFund VP Real Estate had a NAV total return of 0.02%*, compared to a return of -2.96% for the unmanaged Dow Jones U.S. Real Estate Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index is an unmanaged index, which measures the performance of the real estate industry sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Real Estate achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Real Estate Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Real Estate Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Real Estate Index or any of the companies included in the Dow Jones U.S. Real Estate Index.

                   [CHART]

Value of a $10,000 Investment

           ProFund VP Real Estate  Dow Jones U.S. Real Estate
           ----------------------  --------------------------
 1/22/01         $10,000                      $10,000
 3/31/01           9,947                        9,885
 6/30/01          11,027                       10,849
 9/30/01          10,507                       10,212
12/31/01          10,907                       10,507
 3/31/02          11,670                       11,208
 6/30/02          12,094                       11,539
 9/30/02          10,919                       10,329
12/31/02          10,909                       10,196

-------------------------------------
    Average Annual Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                 1 Year    (1/22/01)
-------------------------------------
VP Real Estate    0.02%      4.59%
-------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Real Estate is measured against the Dow Jones U.S. Real Estate Index, an unmanaged index generally representative of the performance of the real estate industry sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Real Estate                   Investments
                                                December 31, 2002

           Common Stocks (99.7%)
                                                    Shares    Value
                                                    ------ -----------
          AMB Property Corp........................ 13,943 $   381,480
          Annaly Mortgage Management, Inc.......... 14,325     269,310
          Apartment Investment & Management Co.--
           Class A................................. 14,898     558,377
          Archstone-Smith Trust.................... 30,560     719,381
          Arden Realty Group, Inc.................. 10,123     224,224
          AvalonBay Communities, Inc............... 10,887     426,117
          Boston Properties, Inc................... 16,044     591,382
          Brandywine Realty Trust..................  5,348     116,640
          BRE Properties, Inc.--Class A............  7,258     226,450
          Camden Property Trust....................  6,685     220,605
          Capital Automotive Real Estate Investment
           Trust...................................  4,011      95,061
          CarrAmerica Realty Corp..................  8,977     224,874
          Catellus Development Corp.*.............. 13,370     265,395
          CBL & Associates Properties, Inc.........  4,775     191,239
          Centerpoint Properties Corp..............  3,820     218,313
          Chelsea Property Group, Inc..............  6,494     216,315
          Colonial Properties Trust................  3,438     116,686
          Cousins Properties, Inc..................  6,494     160,402
          Crescent Real Estate Equities Co......... 16,044     266,972
          Developers Diversified Realty Corp.......  9,741     214,205
          Duke-Weeks Realty Corp................... 21,392     544,426
          Equity Inns, Inc.........................  6,494      39,094
          Equity Office Properties Trust........... 65,322   1,631,743
          Equity Residential Properties Trust...... 45,840   1,126,746
          Federal Realty Investment Trust..........  7,258     204,095
          FelCor Lodging Trust, Inc................  7,449      85,217
          First Industrial Realty Trust, Inc.......  6,494     181,832
          General Growth Properties, Inc...........  9,741     506,532
          Glenborough Realty Trust, Inc............  4,584      81,687
          Health Care Property Investors, Inc......  9,932     380,396
          Health Care Real Estate Investment Trust,
           Inc.....................................  6,112     165,330
          Healthcare Realty Trust, Inc.............  7,067     206,710
          Highwoods Properties, Inc................  8,977     198,392
          Home Properties of New York, Inc.........  3,820     131,599
          Hospitality Properties Trust.............  9,741     342,883
          Host Marriott Corp.*..................... 39,728     351,593
          HRPT Properties Trust.................... 21,774     179,418
          iStar Financial, Inc..................... 16,617     466,107
          JDN Realty Corp..........................  5,348      58,561
          Kilroy Realty Corp.......................  4,393     101,259
          Kimco Realty Corp........................ 15,089     462,327
          Koger Equity, Inc........................  3,629      56,612
          La Quinta Corp.*......................... 25,785     113,454
          Liberty Property Trust................... 12,224     390,435
          LNR Property Corp........................  4,011     141,989
          Macerich Co..............................  7,831     240,803
          Mack-Cali Realty Corp....................  8,022     243,067
          Manufactured Home Communities, Inc.......  3,438     101,868
          MeriStar Hospitality Corp................  7,640      50,424
          Mills Corp...............................  4,584     134,495
          Nationwide Health Properties, Inc........  8,404     125,472
          New Plan Excel Realty Trust, Inc......... 16,426     313,572
          Pan Pacific Retail Properties............  5,730     209,317
          Plum Creek Timber Co., Inc............... 31,324     739,245
          Post Properties, Inc.....................  6,303     150,642
          Prentiss Properties Trust................  6,303     178,249
          Prologis Trust........................... 28,268     710,940

            Common Stocks, continued
                                                 Shares      Value
                                                --------- -----------
           Public Storage, Inc.................   13,561  $   438,156
           Realty Income Corp..................    5,921      207,235
           Reckson Associates Realty Corp......    7,640      160,822
           RFS Hotel Investors, Inc............    4,775       51,857
           Rouse Co............................   14,707      466,212
           Shurgard Storage Centers, Inc.--
            Class A............................    6,112      191,550
           Simon Property Group, Inc...........   19,482      663,752
           SL Green Realty Corp................    5,157      162,961
           St. Joe Co..........................    5,157      154,710
           Trizec Properties, Inc..............   15,280      143,479
           United Dominion Realty Trust, Inc...   18,145      296,852
           Vornado Realty Trust................   14,898      554,206
           Weingarten Realty Investors.........    8,213      302,731
                                                          -----------
           TOTAL COMMON STOCKS.................            20,844,482
                                                          -----------
            Federal Home Loan Bank (0.1%)
                                                Principal
                                                 Amount
                                                ---------
           Federal Home Loan Bank,
            0.50%, 01/02/03....................  $24,000       23,999
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........                23,999
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $19,244,087)/(a)/--99.8%.....            20,868,481
           Net other assets/(liabilities)--0.2%                51,806
                                                          -----------
           NET ASSETS--100.0%..................           $20,920,287
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $23,333,332 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,089,245. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,666,285
                   Unrealized depreciation.....  (4,131,136)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(2,464,851)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $19,244,087)........... $ 20,868,481
        Cash...............................................        4,067
        Dividends and interest receivable..................      141,953
        Receivable for capital shares issued...............      195,048
        Prepaid expenses...................................          130
                                                            ------------
         Total Assets......................................   21,209,679
                                                            ------------
      Liabilities:
        Payable for investments purchased..................      218,355
        Payable for capital shares redeemed................            2
        Advisory fees payable..............................       20,831
        Management services fees payable...................        3,416
        Administration fees payable........................        1,124
        Administrative services fees payable...............       11,386
        Distribution fees payable..........................        5,944
        Other accrued expenses.............................       28,334
                                                            ------------
         Total Liabilities.................................      289,392
                                                            ------------
      Net Assets........................................... $ 20,920,287
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 29,495,225
        Accumulated net investment income/(loss)...........      328,775
        Accumulated net realized gains/(losses) on
         investments.......................................  (10,528,107)
        Net unrealized appreciation/(depreciation) on
         investments.......................................    1,624,394
                                                            ------------
      Net Assets........................................... $ 20,920,287
                                                            ============
        Shares of Beneficial Interest Outstanding..........      671,279
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      31.16
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $ 2,117,305
        Interest.............................................       1,161
                                                              -----------
         Total Investment Income.............................   2,118,466
                                                              -----------
      Expenses:
        Advisory fees........................................     261,933
        Management services fees.............................      52,387
        Administration fees..................................      18,629
        Administrative services fees.........................     161,856
        Distribution fees....................................      87,311
        Custody fees.........................................      37,502
        Fund accounting fees.................................      35,989
        Transfer agent fees..................................      43,388
        Other fees...........................................      44,961
                                                              -----------
         Total Expenses before reductions....................     743,956
         Less Expenses reduced by the Investment
          Advisor............................................     (52,569)
                                                              -----------
         Net Expenses........................................     691,387
                                                              -----------
      Net Investment Income/(Loss)...........................   1,427,079
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (5,405,461)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................    (313,918)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (5,719,379)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,292,300)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $   1,427,079      $   1,061,409
  Net realized gains/(losses) on investments..........................      (5,405,461)        (5,397,786)
  Change in net unrealized appreciation/(depreciation) on investments.        (313,918)         1,938,312
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (4,292,300)        (2,398,065)
                                                                         -------------      -------------
Distributions to Shareholders From:
  Net investment income...............................................      (1,644,743)                --
  Return of capital...................................................        (275,790)                --
                                                                         -------------      -------------
  Change in net assets resulting from distributions...................      (1,920,533)                --
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     408,200,418        203,025,879
  Dividends reinvested................................................       1,920,427                 --
  Cost of shares redeemed.............................................    (422,401,576)      (161,213,963)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............     (12,280,731)        41,811,916
                                                                         -------------      -------------
  Change in net assets................................................     (18,493,564)        39,413,851
Net Assets:
  Beginning of period.................................................      39,413,851                 --
                                                                         -------------      -------------
  End of period.......................................................   $  20,920,287      $  39,413,851
                                                                         =============      =============
Share Transactions:
  Issued..............................................................      11,980,028          6,263,889
  Reinvested..........................................................          57,128                 --
  Redeemed............................................................     (12,570,630)        (5,059,136)
                                                                         -------------      -------------
  Change in shares....................................................        (533,474)         1,204,753
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                          For the               January 22, 2001/(a)/
                                                                        year ended                    through
                                                                     December 31, 2002           December 31, 2001
                                                                     -----------------          --------------------
Net Asset Value, Beginning of Period................................    $     32.72                 $     30.00
                                                                        -----------                 -----------
Investment Activities:
  Net investment income/(loss)......................................         1.38/ (b)/                   1.53 /(b)/
  Net realized and unrealized gains/(losses) on investments.........          (1.34)                      1.19 /(c)/
                                                                        -----------                 -----------
  Total income/(loss) from investment activities....................           0.04                        2.72
                                                                        -----------                 -----------
Distributions to Shareholders From:
  Net investment income.............................................          (1.37)                         --
  Return of capital.................................................          (0.23)                         --
                                                                        -----------                 -----------
  Total distributions...............................................          (1.60)                         --
                                                                        -----------                 -----------
Net Asset Value, End of Period......................................    $     31.16                 $     32.72
                                                                        ===========                 ===========
Total Return........................................................           0.02%                       9.07%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $20,920,287                 $39,413,851
Ratio of expenses to average net assets.............................           1.98%                       1.99%/(e)/
Ratio of net investment income/(loss) to average net assets.........           4.09%                       5.01%/(e)/
Ratio of expenses to average net assets*............................           2.13%                       1.99%/(e)/
Portfolio turnover..................................................          1,163%                        753%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized

              See accompanying notes to the financial statements.

                           ProFund VP Semiconductor

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Semiconductor had a NAV total return of -48.07%*, compared to a return of -47.22% for the unmanaged Dow Jones U.S. Semiconductor Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index. The Dow Jones U.S. Semiconductor Index is an unmanaged index, which measures the performance of the semiconductor economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Semiconductor achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Semiconductor Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Semiconductor Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Semiconductor Index or any of the companies included in the Dow Jones U.S. Semiconductor Index.

                          [CHART]

Value of a $10,000 Investment

            ProFund VP Semiconductor    Dow Jones U.S. Semiconductor
            ------------------------    ----------------------------
  5/1/2002           $10,000                    $10,000
 6/30/2002             6,890                      6,961
 9/30/2002             4,570                      4,572
12/31/2002             5,193                      5,278

---------------------------------------
Aggregate Total Return
as of 12/31/02
---------------------------------------
                              Since
                            Inception
                             (5/1/02)
---------------------------------------
VP Semiconductor            (48.07)%
---------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Semiconductor is measured against the Dow Jones U.S. Semiconductor Index, an unmanaged index generally representative of the performance of the semiconductor economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Semiconductor                 Investments
                                                December 31, 2002

          Common Stocks (100.0%)
                                                      Shares   Value
                                                      ------ ----------
         Actel Corp.*................................  1,870 $   30,331
         Advanced Micro Devices, Inc.*...............  4,590     29,651
         Agere Systems, Inc.*........................ 23,290     33,538
         Agere Systems, Inc.--Class B*............... 23,460     32,844
         Altera Corp.*...............................  2,380     29,345
         Amkor Technology, Inc.*.....................  6,290     29,940
         Analog Devices*.............................  4,590    109,563
         Applied Materials, Inc.*.................... 23,800    310,113
         Applied Micro Circuits Corp.*...............  7,820     28,856
         Asyst Technologies, Inc.*...................  3,910     28,739
         Atmel Corp.*................................ 12,750     28,433
         ATMI, Inc.*.................................  1,530     28,336
         Axcelis Technologies, Inc.*.................  5,100     28,606
         Broadcom Corp.--Class A*....................  1,870     28,162
         Brooks-PRI Automation, Inc.*................  2,550     29,223
         Cirrus Logic, Inc.*......................... 10,030     28,886
         Cohu, Inc...................................  1,870     27,489
         Conexant Systems, Inc.*..................... 17,000     27,370
         Credence Systems Corp.*.....................  3,060     28,550
         Cree Research, Inc.*........................  1,700     27,795
         Cypress Semiconductor Corp.*................  5,100     29,172
         DSP Group, Inc.*............................  1,870     29,583
         DuPont Photomasks, Inc.*....................  1,360     31,620
         ESS Technology, Inc.*.......................  4,760     29,940
         Exar Corp.*.................................  2,380     29,512
         Fairchild Semiconductor International, Inc.*  2,550     27,311
         GlobespanVirata, Inc.*......................  6,290     27,739
         Integrated Device Technology, Inc.*.........  3,400     28,458
         Intel Corp.................................. 47,430    738,484
         Interdigital Communications Corp.*..........  1,870     27,227
         International Rectifier Corp.*..............  1,530     28,244
         Intersil Corp.--Class A*....................  2,040     28,438
         KLA-Tencor Corp.*...........................  2,040     72,155
         Kopin Corp.*................................  7,310     28,655
         Kulicke & Soffa Industries, Inc.*...........  4,930     28,200
         Lam Research Corp.*.........................  2,550     27,540
         Lattice Semiconductor Corp.*................  3,400     29,818
         Linear Technology Corp......................  4,420    113,682
         LSI Logic Corp.*............................  5,100     29,427
         LTX Corp.*..................................  4,930     29,728
         M-Systems Flash Disk Pioneers, Ltd.*........  3,910     28,582
         Marvell Technology Group, Ltd.*.............  1,530     28,856
         Maxim Integrated Products, Inc..............  4,080    134,803
         Micrel, Inc.*...............................  3,060     27,479
         Microchip Technology, Inc...................  2,210     54,035
         Micron Technology, Inc.*....................  4,250     41,395
         National Semiconductor Corp.*...............  1,870     28,069
         Novellus Systems, Inc.*.....................  1,020     28,642
         NVIDIA Corp.*...............................  2,380     27,394
         Oak Technology, Inc.*....................... 10,540     27,931
         Photronics, Inc.*...........................  2,210     30,277
         PMC-Sierra, Inc.*...........................  5,100     28,356
         Power Integrations, Inc.*...................  1,700     28,900
         Rambus, Inc.*...............................  4,080     27,377
         RF Micro Devices, Inc.*.....................  3,910     28,661
         Sandisk Corp.*..............................  1,360     27,608
         Semtech Corp.*..............................  2,550     27,846
         Silicon Image, Inc.*........................  4,930     29,580
         Silicon Laboratories, Inc.*.................  1,530     29,192

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ ----------
         Silicon Storage Technology, Inc.*.........  7,480 $   30,219
         Siliconix, Inc.*..........................  1,190     27,846
         Skyworks Solutions, Inc.*.................  3,230     27,843
         Teradyne, Inc.*...........................  2,210     28,752
         Texas Instruments, Inc.................... 26,010    390,409
         Transmeta Corp.*.......................... 24,140     28,244
         TriQuint Semiconductor, Inc.*.............  6,630     28,111
         Ultratech Stepper, Inc.*..................  2,890     28,435
         Varian Semiconductor Equipment Associates,
          Inc.*....................................  1,190     28,276
         Vitesse Semiconductor Corp.*.............. 12,750     27,859
         Xilinx, Inc.*.............................  3,400     70,040
         Zoran Corp.*..............................  2,040     28,703
                                                           ----------
         TOTAL COMMON STOCKS.......................         3,790,423
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $3,729,347)/(a)/--100.0%...........         3,790,423
         Net other assets/(liabilities)--0.0%......              (658)
                                                           ----------
         NET ASSETS--100.0%........................        $3,789,765
                                                           ==========

------
*    Non-income producing security
/(a)/Cost for federal income taxes is $6,304,070 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,574,723. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   187,354
                   Unrealized depreciation.....  (2,701,001)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(2,513,647)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $3,729,347)............ $ 3,790,423
         Receivable for capital shares issued...............     369,073
         Dividends and interest receivable..................          98
                                                             -----------
          Total Assets......................................   4,159,594
                                                             -----------
       Liabilities:
         Cash overdraft.....................................      26,932
         Payable for investments purchased..................     312,240
         Advisory fees payable..............................      11,578
         Management services fees payable...................       2,097
         Administration fees payable........................         682
         Administrative services fees payable...............       6,988
         Distribution fees payable..........................       3,494
         Other accrued expenses.............................       5,818
                                                             -----------
          Total Liabilities.................................     369,829
                                                             -----------
       Net Assets........................................... $ 3,789,765
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 8,470,061
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (4,741,372)
         Net unrealized appreciation/(depreciation) on
          investments.......................................      61,076
                                                             -----------
       Net Assets........................................... $ 3,789,765
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     243,206
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     15.58
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $     2,477
        Interest.............................................         145
                                                              -----------
        Total Investment Income..............................       2,622
                                                              -----------
      Expenses:
        Advisory fees........................................      23,046
        Management services fees.............................       4,609
        Administration fees..................................       1,239
        Administrative services fees.........................      15,364
        Distribution fees....................................       7,682
        Custody fees.........................................       9,761
        Fund accounting fees.................................       2,933
        Transfer agent fees..................................       2,697
        Other fees...........................................       3,894
                                                              -----------
         Total Expenses before reductions....................      71,225
         Less Expenses reduced by the Investment
          Advisor............................................     (10,634)
                                                              -----------
         Net Expenses........................................      60,591
                                                              -----------
      Net Investment Income/(Loss)...........................     (57,969)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (4,742,018)
        Net realized gains/(losses) on swap contracts........         641
        Change in net unrealized appreciation/(depreciation)
         on investments......................................      61,076
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................  (4,680,301)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,738,270)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

 Statement of Changes in Net Assets
                                                                        For the period
                                                                       May 1, 2002/(a)/
                                                                            through
                                                                       December 31, 2002
                                                                       -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $    (57,969)
  Net realized gains/(losses) on investments and swap contracts.......     (4,741,377)
  Change in net unrealized appreciation/(depreciation) on investments.         61,076
                                                                         ------------
  Change in net assets resulting from operations......................     (4,738,270)
                                                                         ------------
Capital Transactions:
  Proceeds from shares issued.........................................     91,718,030
  Cost of shares redeemed.............................................    (83,189,995)
                                                                         ------------
  Change in net assets resulting from capital transactions............      8,528,035
                                                                         ------------
  Change in net assets................................................      3,789,765
Net Assets:
  Beginning of period.................................................             --
                                                                         ------------
  End of period.......................................................   $  3,789,765
                                                                         ============
Share Transactions:
  Issued..............................................................      4,809,073
  Redeemed............................................................     (4,565,867)
                                                                         ------------
  Change in shares....................................................        243,206
                                                                         ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                For the period
                                                               May 1, 2002/(a)/
                                                                    through
                                                               December 31, 2002
                                                               -----------------
Net Asset Value, Beginning of Period..........................    $    30.00
                                                                  ----------
Investment Activities:
 Net investment income/(loss).................................         (0.24)/(b)/
 Net realized and unrealized gains/(losses) on investments
   and swap contracts.........................................        (14.18)
                                                                  ----------
 Total income/(loss) from investment activities...............        (14.42)
                                                                  ----------
Net Asset Value, End of Period................................    $    15.58
                                                                  ==========
Total Return..................................................        (48.07)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.......................................    $3,789,765
Ratio of expenses to average net assets.......................          1.98%/(d)/
Ratio of net investment income/(loss) to average net assets...         (1.89)%/(d)/
Ratio of expenses to average net assets*......................          2.33%/(d)/
Portfolio turnover............................................           886%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Technology

   For the year ended December 31, 2002, the ProFund VP Technology had a NAV total return of -40.68%*, compared to a return of -38.82% for the unmanaged Dow Jones U.S. Technology Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index is an unmanaged index, which measures the performance of the technology sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Technology achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Technology Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Technology Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Technology Index or any of the companies included in the Dow Jones U.S. Technology Index.



                                    [CHART]

Value of a $10,000 Investment

           ProFund VP Technology  Dow Jones U.S. Technology
           ---------------------  -------------------------
 1/22/01           $10,000                  $10,000
 3/31/01             6,137                    6,157
 6/30/01             7,000                    7,043
 9/30/01             4,427                    4,476
12/31/01             5,990                    6,136
 3/31/02             5,547                    5,724
 6/30/02             4,017                    4,168
 9/30/02             2,927                    3,058
12/31/02             3,553                    3,754


--------------------------------------
  Average Annual Total Return
        as of 12/31/02
--------------------------------------
                              Since
                            Inception
                 1 Year     (1/22/01)
--------------------------------------
VP Technology   (40.68)%      (41.34)%
--------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Technology is measured against the Dow Jones U.S. Technology Index, an unmanaged index generally representative of the performance of the technology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Technology                    Investments
                                                December 31, 2002

           Common Stocks (92.6%)
                                                    Shares    Value
                                                    ------ -----------
          3Com Corp.*..............................  7,722 $    35,753
          ADC Telecommunications, Inc.*............ 15,444      32,278
          Adobe Systems, Inc.......................  3,564      88,391
          Advanced Fibre Communications, Inc.*.....  1,782      29,724
          Advanced Micro Devices, Inc.*............  5,940      38,372
          Affiliated Computer Services, Inc.--Class
           A*......................................  1,782      93,822
          Altera Corp.*............................  5,346      65,916
          Amdocs, Ltd.*............................  3,564      34,998
          American Tower Corp.*....................  4,752      16,775
          Analog Devices*..........................  4,752     113,430
          Apple Computer, Inc.*....................  5,346      76,608
          Applied Materials, Inc.*................. 21,384     278,634
          Applied Micro Circuits Corp.*............  6,534      24,110
          Atmel Corp.*.............................  8,316      18,545
          Autodesk, Inc............................  2,376      33,977
          Avaya, Inc.*.............................  8,316      20,374
          Avocent Corp.*...........................  1,188      26,397
          BEA Systems, Inc.*.......................  5,346      61,319
          BMC Software, Inc.*......................  3,564      60,980
          Broadcom Corp.--Class A*.................  2,970      44,728
          Brocade Communications Systems, Inc.*....  4,158      17,214
          Cadence Design Systems, Inc.*............  4,158      49,023
          Check Point Software Technologies, Ltd.*.  2,970      38,521
          CIENA Corp.*.............................  7,128      36,638
          Cisco Systems, Inc.*..................... 92,664   1,213,898
          Citrix Systems, Inc.*....................  2,970      36,590
          Computer Associates International, Inc...  6,534      88,209
          Computer Sciences Corp.*.................  2,376      81,853
          Compuware Corp.*.........................  6,534      31,363
          Comverse Technology, Inc.*...............  3,564      35,711
          Corning, Inc.*........................... 16,632      55,052
          Cree Research, Inc.*.....................  1,188      19,424
          Dell Computer Corp.*..................... 29,106     778,295
          Electronic Data Systems Corp.............  6,534     120,422
          EMC Corp.*............................... 29,700     182,358
          Emulex Corp.*............................  1,188      22,037
          Hewlett-Packard Co....................... 35,046     608,400
          Intel Corp............................... 85,536   1,331,795
          Interdigital Communications Corp.*.......  1,188      17,297
          International Business Machines Corp..... 21,384   1,657,261
          Intersil Corp.--Class A*.................  2,376      33,121
          Intuit, Inc.*............................  2,376     111,482
          JDS Uniphase Corp.*...................... 20,196      49,884
          Juniper Networks, Inc.*..................  5,346      36,353
          KLA-Tencor Corp.*........................  2,376      84,039
          Lam Research Corp.*......................  2,376      25,661
          Level 3 Communications, Inc.*............  6,534      32,017
          Lexmark International Group, Inc.*.......  1,782     107,811
          Linear Technology Corp...................  4,158     106,944
          LSI Logic Corp.*.........................  6,534      37,701
          Lucent Technologies, Inc.*............... 49,302      62,121
          Marvell Technology Group, Ltd. *.........  1,782      33,609
          Maxim Integrated Products, Inc...........  4,158     137,380
          Maxtor Corp.*............................  5,346      27,051
          McDATA Corp.*............................  2,376      16,703
          Mercury Interactive Corp.*...............  1,188      35,224
          Microchip Technology, Inc................  2,970      72,617
          Micron Technology, Inc.*.................  7,722      75,212

                 Common Stocks, continued
                                              Shares    Value
                                              ------ -----------
                Microsoft Corp.*............. 37,806 $ 1,954,604
                Motorola, Inc................ 30,294     262,043
                National Semiconductor Corp.*  2,970      44,580
                NCR Corp.*...................  1,782      42,305
                Network Appliance, Inc.*.....  4,752      47,520
                Network Associates, Inc.*....  2,376      38,230
                Novell, Inc.*................  8,910      29,759
                Novellus Systems, Inc.*......  2,376      66,718
                NVIDIA Corp.*................  2,376      27,348
                Oracle Corp.*................ 52,866     570,953
                Overture Services, Inc.*.....  1,188      32,444
                PeopleSoft, Inc.*............  3,564      65,221
                Pitney Bowes, Inc............  3,564     116,400
                QLogic Corp.*................  1,188      40,998
                Qualcomm, Inc.*.............. 10,098     367,466
                Rational Software Corp.*.....  3,564      37,030
                Reynolds & Reynolds Co.......  1,782      45,388
                RF Micro Devices, Inc.*......  2,970      21,770
                Rockwell Collins, Inc........  2,970      69,082
                Sandisk Corp.*...............  1,188      24,116
                Scientific-Atlanta, Inc......  2,970      35,224
                Siebel Systems, Inc.*........  6,534      48,874
                Skyworks Solutions, Inc.*....  2,376      20,481
                Storage Technology Corp.*....  1,782      38,170
                Sun Microsystems, Inc.*...... 42,768     133,008
                SunGard Data Systems, Inc.*..  4,158      97,962
                Sybase, Inc.*................  2,376      31,838
                Symantec Corp.*..............  1,782      72,189
                Synopsys, Inc.*..............  1,188      54,826
                Tellabs, Inc.*...............  5,940      43,184
                Teradyne, Inc.*..............  2,970      38,640
                Texas Instruments, Inc....... 22,572     338,806
                Unisys Corp.*................  5,346      52,925
                UTStarcom, Inc.*.............  1,188      23,558
                VeriSign, Inc.*..............  4,158      33,347
                Veritas Software Corp.*......  5,940      92,783
                WebMD Corp.*.................  4,752      40,630
                Western Digital Corp.*.......  3,564      22,774
                Xerox Corp.*................. 10,692      86,071
                Xilinx, Inc.*................  4,752      97,891
                Yahoo!, Inc.*................  5,940      97,119
                Zebra Technologies Corp.*....    594      34,036
                                                     -----------
                TOTAL COMMON STOCKS..........         14,139,733
                                                     -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Technology                    Investments
                                                December 31, 2002

            Federal Home Loan Bank (0.1%)
                                                Principal
                                                 Amount      Value
                                                --------- -----------
           Federal Home Loan Bank, 0.50%,
            01/02/03...........................  $22,000  $    21,999
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........                21,999
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $13,414,624)/(a)/--92.7%.....            14,161,732
           Net other assets/(liabilities)--7.3%             1,109,489
                                                          -----------
           NET ASSETS--100.0%..................           $15,271,221
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $20,762,839 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $7,348,215. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,248,424
                   Unrealized depreciation.....  (7,849,531)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(6,601,107)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $13,414,624)........... $ 14,161,732
        Cash...............................................        2,118
        Dividends and interest receivable..................        4,809
        Receivable for investments sold....................    1,162,542
        Prepaid expenses...................................           90
                                                            ------------
         Total Assets......................................   15,331,291
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................       19,595
        Advisory fees payable..............................       13,230
        Management services fees payable...................        2,306
        Administration fees payable........................          755
        Administrative services fees payable...............        6,952
        Distribution fees payable..........................        3,843
        Other accrued expenses.............................       13,389
                                                            ------------
         Total Liabilities.................................       60,070
                                                            ------------
      Net Assets........................................... $ 15,271,221
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 27,857,845
        Accumulated net realized gains/(losses) on
         investments.......................................  (13,333,732)
        Net unrealized appreciation/(depreciation) on
         investments.......................................      747,108
                                                            ------------
      Net Assets........................................... $ 15,271,221
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,432,335
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      10.66
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    25,313
        Interest.............................................       1,009
                                                              -----------
         Total Investment Income.............................      26,322
                                                              -----------
      Expenses:
        Advisory fees........................................      91,878
        Management services fees.............................      18,376
        Administration fees..................................       6,433
        Administrative services fees.........................      53,584
        Distribution fees....................................      30,626
        Custody fees.........................................      25,792
        Fund accounting fees.................................      12,067
        Transfer agent fees..................................      21,889
        Other fees...........................................      16,282
                                                              -----------
         Total Expenses before reductions....................     276,927
         Less Expenses reduced by the Investment
          Advisor............................................     (34,449)
                                                              -----------
         Net Expenses........................................     242,478
                                                              -----------
      Net Investment Income/(Loss)...........................    (216,156)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (8,354,759)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................    (978,518)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (9,333,277)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(9,549,433)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $    (216,156)     $    (186,340)
  Net realized gains/(losses) on investments..........................      (8,354,759)        (4,978,973)
  Change in net unrealized appreciation/(depreciation) on investments.        (978,518)         1,725,626
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (9,549,433)        (3,439,687)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     118,000,430        156,261,933
  Cost of shares redeemed.............................................    (108,589,596)      (137,412,426)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............       9,410,834         18,849,507
                                                                         -------------      -------------
  Change in net assets................................................        (138,599)        15,409,820
Net Assets:
  Beginning of period.................................................      15,409,820                 --
                                                                         -------------      -------------
  End of period.......................................................   $  15,271,221      $  15,409,820
                                                                         =============      =============
Share Transactions:
  Issued..............................................................       8,366,705          8,154,984
  Redeemed............................................................      (7,791,673)        (7,297,681)
                                                                         -------------      -------------
  Change in shares....................................................         575,032            857,303
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                         For the                January 22, 2001/(a)/
                                                                       year ended                     through
                                                                    December 31, 2002            December 31, 2001
                                                                    -----------------           --------------------
Net Asset Value, Beginning of Period...............................    $     17.97                  $     30.00
                                                                       -----------                  -----------
Investment Activities:
  Net investment income/(loss).....................................          (0.24)/(b)/                  (0.34)/(b)/
  Net realized and unrealized gains/(losses) on investments........          (7.07)                      (11.69)
                                                                       -----------                  -----------
  Total income/(loss) from investment activities...................          (7.31)                      (12.03)
                                                                       -----------                  -----------
Net Asset Value, End of Period.....................................    $     10.66                  $     17.97
                                                                       ===========                  ===========
Total Return.......................................................         (40.68)%                     (40.10)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $15,271,221                  $15,409,820
Ratio of expenses to average net assets............................           1.98%                        2.10%/(d)/
Ratio of net investment income/(loss) to average net assets........          (1.77)%                      (1.91)%/(d)/
Ratio of expenses to average net assets*...........................           2.27%                        2.10%/(d)/
Portfolio turnover.................................................          1,208%                       2,548%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                         ProFund VP Telecommunications

   For the year ended December 31, 2002, the ProFund VP Telecommunications had a NAV total return of -37.83%*, compared to a return of -36.31% for the unmanaged Dow Jones U.S. Telecommunications Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. The Dow Jones U.S. Telecommunications Index is an unmanaged index, which measures the performance of the telecommunications economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Telecommunications achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Telecommunications Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Telecommunications Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Telecommunications Index or any of the companies included in the Dow Jones U.S. Telecommunications Index.

                                     [CHART]


Value of a $10,000 Investment

           ProFund VP Telecommunications    Dow Jones U.S. Telecommunications
           -----------------------------    ---------------------------------
 1/22/01               $10,000                           $10,000
 3/31/01                 8,390                             8,479
 6/30/01                 8,137                             8,310
 9/30/01                 8,047                             8,273
12/31/01                 7,190                             7,441
 3/31/02                 5,993                             6,274
 6/30/02                 4,517                             4,775
 9/30/02                 3,320                             3,512
12/31/02                 4,470                             4,739

-----------------------------------------------
         Average Annual Total Return
               as of 12/31/02
-----------------------------------------------
                                     Since
                                   Inception
                        1 Year     (1/22/01)
-----------------------------------------------
VP Telecommunications   (37.83)%    (33.97)%
-----------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Telecommunications is measured against the Dow Jones U.S. Telecommunications Index, an unmanaged index generally representative of the performance of the telecommunications economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP                               Investments
             Telecommunications                 December 31, 2002

            Common Stocks (99.8%)
                                                 Shares     Value
                                                 ------- -----------
           Alltel Corp..........................  10,752 $   548,352
           AT&T Corp............................  20,992     548,101
           AT&T Wireless Services, Inc.*........  90,112     509,133
           BellSouth Corp.......................  87,040   2,251,725
           Broadwing, Inc.*..................... 156,672     551,485
           CenturyTel, Inc......................  18,944     556,575
           Citizens Communications Co.*.........  54,784     577,971
           IDT Corp.*...........................  31,232     540,001
           IDT Corp.--Class B*..................  34,816     539,996
           Nextel Communications, Inc.--Class A*  45,568     526,310
           Nextel Partners, Inc.--Class A*......  82,944     503,470
           Qwest Communications International,
            Inc.*............................... 108,032     540,160
           SBC Communications, Inc..............  87,040   2,359,654
           Sprint Corp. (FON Group).............  39,424     570,860
           Sprint Corp. (PCS Group)*............ 121,856     533,729
           Telephone & Data Systems, Inc........  11,776     553,708
           Triton PCS Holdings, Inc.--Class A*.. 144,896     569,441
           US Cellular Corp.*...................  22,016     550,840
           Verizon Communications, Inc..........  60,928   2,360,961
           Western Wireless Corp.--Class A*..... 102,912     545,434
           Wireless Facilities, Inc.*...........  88,576     532,342
                                                         -----------
           TOTAL COMMON STOCKS..................          16,770,248
                                                         -----------
           TOTAL INVESTMENTS
            (Cost $15,641,404)/(a)/--99.8%......          16,770,248
           Net other assets/(liabilities)--0.2%.              25,485
                                                         -----------
           NET ASSETS--100.0%...................         $16,795,733
                                                         ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $16,931,491 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,290,087. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,275,279
                   Unrealized depreciation.....  (1,436,522)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $  (161,243)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $15,641,404)........... $16,770,248
         Dividends and interest receivable..................      12,012
         Receivable for capital shares issued...............      65,934
         Prepaid expenses...................................          26
                                                             -----------
          Total Assets......................................  16,848,220
                                                             -----------
       Liabilities:
         Cash overdraft.....................................      17,784
         Advisory fees payable..............................      12,870
         Management services fees payable...................       2,222
         Administration fees payable........................         730
         Administrative services fees payable...............       7,405
         Distribution fees payable..........................       3,703
         Other accrued expenses.............................       7,773
                                                             -----------
          Total Liabilities.................................      52,487
                                                             -----------
       Net Assets........................................... $16,795,733
                                                             ===========
       Net Assets consist of:
         Capital............................................ $21,318,483
         Accumulated net realized gains/(losses) on
          investments and swap contracts....................  (5,651,594)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   1,128,844
                                                             -----------
       Net Assets........................................... $16,795,733
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,252,100
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     13.41
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    89,049
        Interest.............................................         750
                                                              -----------
         Total Investment Income.............................      89,799
                                                              -----------
      Expenses:
        Advisory fees........................................      53,306
        Management services fees.............................      10,661
        Administration fees..................................       3,644
        Administrative services fees.........................      33,766
        Distribution fees....................................      17,769
        Custody fees.........................................       7,771
        Fund accounting fees.................................       6,928
        Transfer agent fees..................................      13,971
        Other fees...........................................       7,898
                                                              -----------
         Total Expenses before reductions....................     155,714
         Less Expenses reduced by the Investment
          Advisor............................................     (14,827)
                                                              -----------
         Net Expenses........................................     140,887
                                                              -----------
      Net Investment Income/(Loss)...........................     (51,088)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments and Swap Contracts:
        Net realized gains/(losses) on investments...........  (1,634,719)
        Net realized gains/(losses) on swap contracts........         258
        Change in net unrealized appreciation/(depreciation)
         on investments......................................   1,004,787
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments and swap contracts.....................    (629,674)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $  (680,762)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $    (51,088)       $    (65,344)
  Net realized gains/(losses) on investments and swap contracts.......     (1,634,461)         (4,017,156)
  Change in net unrealized appreciation/(depreciation) on investments.      1,004,787             124,057
                                                                         ------------        ------------
  Change in net assets resulting from operations......................       (680,762)         (3,958,443)
                                                                         ------------        ------------
Capital Transactions:
  Proceeds from shares issued.........................................     88,752,147          81,248,311
  Cost of shares redeemed.............................................    (75,426,114)        (73,139,406)
                                                                         ------------        ------------
  Change in net assets resulting from capital transactions............     13,326,033           8,108,905
                                                                         ------------        ------------
  Change in net assets................................................     12,645,271           4,150,462
Net Assets:
  Beginning of period.................................................      4,150,462                  --
                                                                         ------------        ------------
  End of period.......................................................   $ 16,795,733        $  4,150,462
                                                                         ============        ============
Share Transactions:
  Issued..............................................................      6,192,167           3,404,904
  Redeemed............................................................     (5,132,470)         (3,212,501)
                                                                         ------------        ------------
  Change in shares....................................................      1,059,697             192,403
                                                                         ============        ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications


 Financial Highlights
Selected data for a share of beneficial interest outstanding thoughout the periods indicated.
                                                                                                        For the period
                                                                                     For the         January 22, 2001/(a)/
                                                                                   year ended              through
                                                                                December 31, 2002     December 31, 2001
                                                                                -----------------    --------------------
Net Asset Value, Beginning of Period...........................................    $     21.57            $    30.00
                                                                                   -----------            ----------
Investment Activities:
  Net investment income/(loss).................................................          (0.10)/(b)/           (0.28)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.          (8.06)                (8.15)
                                                                                   -----------            ----------
  Total income/(loss) from investment activities...............................          (8.16)                (8.43)
                                                                                   -----------            ----------
Net Asset Value, End of Period.................................................    $     13.41            $    21.57
                                                                                   ===========            ==========
Total Return...................................................................         (37.83)%              (28.10)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year........................................................    $16,795,733            $4,150,462
Ratio of expenses to average net assets........................................           1.98%                 2.17%/(d)/
Ratio of net investment income/(loss) to average net assets....................          (0.72)%               (1.27)%/(d)/
Ratio of expenses to average net assets*.......................................           2.19%                 2.17%/(d)/
Portfolio turnover.............................................................          1,290%                2,830%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Utilities

   For the year ended December 31, 2002, the ProFund VP Utilities had a NAV total return of -23.94%*, compared to a return of -24.63% for the unmanaged Dow Jones U.S. Utilities Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index is an unmanaged index, which measures the performance of the utilities economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Utilities achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Utilities Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Utilities Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Utilities Index or any of the companies included in the Dow Jones U.S. Utilities Index.


                            [CHART]


Value of a $10,000 Investment


           ProFund VP Utilities   Dow Jones U.S. Utilities
           --------------------   ------------------------
 1/22/01          $10,000                 $10,000
 3/31/01           10,527                  10,493
 6/30/01           10,137                  10,101
 9/30/01            8,517                   8,456
12/31/01            8,230                   8,170
 3/31/02            8,533                   8,471
 6/30/02            7,603                   7,539
 9/30/02            6,047                   5,963
12/31/02            6,260                   6,158


--------------------------------------
  Average Annual Total Return
        as of 12/31/02
--------------------------------------
                               Since
                             Inception
                 1 Year      (1/22/01)
--------------------------------------
VP Utilities     (23.94)%    (21.45)%
--------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Utilities is measured against the Dow Jones U.S. Utilities Index, an unmanaged index generally representative of the performance of the utilities economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Utilities                     Investments
                                                December 31, 2002

             Common Stocks (99.9%)
                                                  Shares    Value
                                                  ------ -----------
            AES Corp.*........................... 44,110 $   133,212
            AGL Resources, Inc...................  4,812     116,932
            Allegheny Energy, Inc................ 11,629      87,915
            Alliant Energy Corp..................  8,421     139,368
            Ameren Corp.......................... 14,436     600,105
            American Electric Power, Inc......... 31,679     865,787
            American Water Works Co., Inc........  7,619     346,512
            Aquilla, Inc......................... 16,842      29,810
            Avista Corp..........................  4,411      50,991
            Black Hills Corp.....................  2,406      63,807
            Calpine Corp.*....................... 35,288     115,039
            CenterPoint Energy, Inc.............. 24,862     211,327
            Cinergy Corp......................... 15,639     527,347
            CLECO Corp...........................  4,411      61,754
            CMS Energy Corp...................... 13,233     124,920
            Consolidated Edison, Inc............. 19,649     841,370
            Constellation Energy Group, Inc...... 15,238     423,921
            Dominion Resources, Inc.............. 28,471   1,563,057
            DPL, Inc............................. 11,629     178,389
            DQE, Inc.............................  6,817     103,891
            DTE Energy Co........................ 15,639     725,650
            Duke Energy Corp..................... 83,007   1,621,956
            Dynegy, Inc.--Class A................ 25,664      30,284
            Edison International*................ 30,476     361,141
            El Paso Corp......................... 55,739     387,943
            El Paso Electric Co.*................  4,812      52,932
            Energen Corp.........................  2,807      81,684
            Energy East Corp..................... 13,233     292,317
            Entergy Corp......................... 20,852     950,643
            Equitable Resources, Inc.............  5,614     196,715
            Exelon Corp.......................... 30,075   1,587,057
            FirstEnergy Corp..................... 27,669     912,247
            FPL Group, Inc....................... 16,842   1,012,709
            Great Plains Energy, Inc.............  5,614     128,448
            Hawaiian Electric Industries, Inc....  3,609     158,724
            IDACORP, Inc.........................  3,609      89,611
            KeySpan Corp......................... 13,233     466,331
            MDU Resources Group, Inc.............  6,817     175,947
            Mirant Corp.*........................ 37,694      71,242
            National Fuel Gas Co.................  7,619     157,942
            NICOR, Inc...........................  4,010     136,460
            NiSource, Inc........................ 22,055     441,100
            Northeast Utilities System........... 12,030     182,495
            Northwest Natural Gas Co.............  2,406      65,106
            NSTAR................................  4,812     213,605
            NUI Corp.............................  1,604      27,685
            OGE Energy Corp......................  7,218     127,037
            ONEOK, Inc...........................  4,411      84,691
            Peoples Energy Corp..................  3,208     123,989
            Pepco Holdings, Inc.................. 15,238     295,465
            PG&E Corp.*.......................... 37,694     523,947
            Philadelphia Suburban Corp...........  6,416     132,170
            Piedmont Natural Gas Co., Inc........  3,208     113,403
            Pinnacle West Capital Corp...........  8,020     273,402
            PNM Resources, Inc...................  3,208      76,415
            PPL Corp............................. 15,238     528,454
            Progress Energy, Inc................. 18,446     799,634
            Public Service Enterprise Group, Inc. 20,852     669,349
            Puget Energy, Inc....................  8,020     176,841
            Questar Corp.........................  7,619     211,960

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Reliant Resources, Inc..............  4,411 $    14,115
            SCANA Corp..........................  9,624     297,959
            Sempra Energy....................... 19,248     455,215
            Sierra Pacific Resources............  9,624      62,556
            Southern Co......................... 65,363   1,855,655
            Southern Union Co.*.................  3,609      59,549
            TECO Energy, Inc.................... 16,441     254,342
            TXU Corp............................ 26,867     501,876
            UGI Corp............................  2,406      89,961
            Unisource Energy Corp...............  3,208      55,466
            Vectren Corp........................  6,416     147,568
            Westar Energy, Inc..................  4,812      47,639
            WGL Holdings, Inc...................  4,411     105,511
            Wisconsin Energy Corp............... 10,827     272,840
            WPS Resources Corp..................  2,807     108,968
            Xcel Energy, Inc.................... 37,293     410,223
                                                        -----------
            TOTAL COMMON STOCKS.................         25,989,628
                                                        -----------
            TOTAL INVESTMENTS
             (Cost $24,120,730)/(a)/--99.9%.....         25,989,628
            Net other assets/(liabilities)--0.1%             36,467
                                                        -----------
            NET ASSETS--100.0%..................        $26,026,095
                                                        ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $29,966,130 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $5,845,400. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,926,620
                   Unrealized depreciation.....  (5,903,122)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(3,976,502)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $24,120,730)........... $ 25,989,628
        Dividends and interest receivable..................       47,283
        Receivable for investments sold....................      906,934
        Prepaid expenses...................................            5
                                                            ------------
         Total Assets......................................   26,943,850
                                                            ------------
      Liabilities:
        Cash overdraft.....................................      163,603
        Payable for capital shares redeemed................      704,737
        Advisory fees payable..............................       15,567
        Management services fees payable...................        2,613
        Administration fees payable........................          861
        Administrative services fees payable...............        8,711
        Distribution fees payable..........................        4,355
        Other accrued expenses.............................       17,308
                                                            ------------
         Total Liabilities.................................      917,755
                                                            ------------
      Net Assets........................................... $ 26,026,095
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 36,428,250
        Accumulated net investment income/(loss)...........      429,358
        Accumulated net realized gains/(losses) on
         investments.......................................  (12,700,411)
        Net unrealized appreciation/(depreciation) on
         investments.......................................    1,868,898
                                                            ------------
      Net Assets........................................... $ 26,026,095
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,386,061
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      18.78
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   796,460
        Interest.............................................         466
                                                              -----------
         Total Investment Income.............................     796,926
                                                              -----------
      Expenses:
        Advisory fees........................................     139,360
        Management services fees.............................      27,872
        Administration fees..................................       9,809
        Administrative services fees.........................      85,242
        Distribution fees....................................      46,453
        Custody fees.........................................      25,409
        Fund accounting fees.................................      18,437
        Transfer agent fees..................................      26,183
        Other fees...........................................      24,897
                                                              -----------
         Total Expenses before reductions....................     403,662
         Less Expenses reduced by the Investment
          Advisor............................................     (36,094)
                                                              -----------
         Net Expenses........................................     367,568
                                                              -----------
      Net Investment Income/(Loss)...........................     429,358
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (6,362,421)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................   1,307,557
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (5,054,864)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,625,506)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $     429,358      $     190,819
  Net realized gains/(losses) on investments..........................      (6,362,421)        (6,337,990)
  Change in net unrealized appreciation/(depreciation) on investments.       1,307,557            561,341
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (4,625,506)        (5,585,830)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     224,791,256        128,342,077
  Cost of shares redeemed.............................................    (207,560,080)      (109,335,822)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............      17,231,176         19,006,255
                                                                         -------------      -------------
  Change in net assets................................................      12,605,670         13,420,425
Net Assets:
  Beginning of period.................................................      13,420,425                 --
                                                                         -------------      -------------
  End of period.......................................................   $  26,026,095      $  13,420,425
                                                                         =============      =============
Share Transactions:
  Issued..............................................................      10,351,013          4,284,450
  Redeemed............................................................      (9,508,462)        (3,740,940)
                                                                         -------------      -------------
  Change in shares....................................................         842,551            543,510
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                          For the               January 22, 2001/(a)/
                                                                        year ended                    through
                                                                     December 31, 2002           December 31, 2001
                                                                     -----------------          --------------------
Net Asset Value, Beginning of Period................................    $     24.69                 $     30.00
                                                                        -----------                 -----------
Investment Activities:
  Net investment income/(loss)......................................           0.51/(b)/                   0.39/(b)/
  Net realized and unrealized gains/(losses) on investments.........          (6.42)                      (5.70)
                                                                        -----------                 -----------
  Total income/(loss) from investment activities....................          (5.91)                      (5.31)
                                                                        -----------                 -----------
Net Asset Value, End of Period......................................    $     18.78                 $     24.69
                                                                        ===========                 ===========
Total Return........................................................         (23.94)%                    (17.70)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $26,026,095                 $13,420,425
Ratio of expenses to average net assets.............................           1.98%                       2.05%/(d)/
Ratio of net investment income/(loss) to average net assets.........           2.31%                       1.44%/(d)/
Ratio of expenses to average net assets*............................           2.17%                       2.05%/(d)/
Portfolio turnover..................................................          1,461%                      1,008%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2002

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of ninety-six separately managed series, seventy-seven of which are operational as of December 31, 2002. These accompanying financial statements relate to the following portfolios: ProFund VP Bull, ProFund VP OTC, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short OTC, ProFund VP Rising Rates Opportunity, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP Asia 30, ProFund VP Japan, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP U.S. Government Plus, ProFund VP UltraMid-Cap, ProFund VP Short OTC, ProFund VP Rising Rates Opportunity, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals and ProFund VP Semiconductor commenced operations on May 1, 2002.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Security Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

   For the ProFunds, futures contracts are valued at their last sale price prior to the ProFund's determination of net asset value (ordinarily, 4:00 p.m. Eastern Time). Options on futures contracts are generally valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFunds' Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal

PROFUNDS VP

                               December 31, 2002

   Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

   The following are the segregated cash balances with brokers for futures contracts as of December 31, 2002.

                                                  Balance
                                                 ----------
                     ProFund VP Bull............ $  487,083
                     ProFund VP OTC.............     52,579
                     ProFund VP Europe 30.......    345,000
                     ProFund VP Mid-Cap Value...      5,950
                     ProFund VP Mid-Cap Growth..      5,950
                     ProFund VP Small-Cap Value.      4,940
                     ProFund VP Small-Cap Growth      4,940
                     ProFund VP Bull Plus.......  1,984,282
                     ProFund VP UltraMid-Cap....    334,092
                     ProFund VP UltraSmall-Cap..    710,459
                     ProFund VP UltraOTC........    492,786
                     ProFund VP Bear............  2,518,423
                     ProFund VP ShortOTC........     70,673

   Index Options and Options on Futures Contracts

   The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a

PROFUNDS VP

                               December 31, 2002

   put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

   Foreign Currency Transactions

   The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the ProFund VP Asia 30, ProFund VP Europe 30 and the ProFund VP Japan denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

   Swap Contracts

   The ProFunds VP may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

PROFUNDS VP

                               December 31, 2002


   At December 31, 2002, the following swap contracts were outstanding and were appropriately collateralized by the securities and cash of each particular ProFund VP:

                                    Long/(Short)                                             Unrealized
                                      Notional    Termination           Return             Appreciation/
                                       Amount        Date              Benchmark           (Depreciation)
                                    ------------  ----------- ---------------------------- --------------
ProFund VP U.S. Government Plus.... $148,692,421    1/29/03   30-Year U.S. Treasury Bond    $  (383,232)
ProFund VP Bull Plus...............       60,643    1/27/03   S&P 500 Index                      34,644
ProFund VP UltraMid-Cap............   24,165,629    1/27/03   S&P MidCap 400 Index              136,596
ProFund VP UltraSmall-Cap..........   34,713,689    1/27/03   Russell 2000 Index               (552,960)
ProFund VP UltraOTC................   57,964,714    1/27/03   NASDAQ-100 Index                 (854,152)
ProFund VP Bear....................  (60,421,414)   1/27/03   S&P 500 Index                    (311,637)
ProFund VP Short OTC...............  (13,515,978)   1/27/03   NASDAQ-100 Index                  238,984
ProFund VP Rising Rates Opportunity   (9,124,857)   1/29/03   30-Year U.S. Treasury Bond         (4,702)
ProFund VP Precious Metals.........   56,750,617    1/23/03   Philadelphia Stock Exchange    (1,097,216)
                                                              Gold and Silver Sector Index

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP (except the ProFund VP U.S. Government Plus and the ProFund VP Real Estate) intends to declare and distribute to its shareholders annually all of the year's net investment income. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. ProFund VP Real Estate declares dividends from net investment income quarterly and pays dividends on a quarterly basis. Net realized capital gains, if any, will be distributed annually.

   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Taxes

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income taxes on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except the ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%. ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.50%.

   For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets of $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Trust for which it receives additional fees.

PROFUNDS VP

                               December 31, 2002


   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation ("American Skandia") pursuant to which American Skandia will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays American Skandia a quarterly fee equal on an annual basis of up to 0.50% of the average daily net assets of each ProFund VP that were invested in such Fund through American Skandia's separate account.

   Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and a Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $10,000 in annual meeting and retainer fees.

   The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse other expenses of each ProFund VP for the period ended December 31, 2002 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus is limited to operating expenses at an annualized rate of 1.73% of the average daily net assets.

   The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the ProFund VP are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of December 31, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                                    Expires 2005
                                                    ------------
                ProFund VP OTC.....................   $27,011
                ProFund VP Asia 30.................     2,486
                ProFund VP Europe 30...............    21,392
                ProFund VP Japan...................     2,285
                ProFund VP Mid-Cap Value...........    22,991
                ProFund VP Mid-Cap Growth..........    16,477
                ProFund VP Small-Cap Value.........    35,305
                ProFund VP Small-Cap Growth........    20,779
                ProFund VP Bull Plus...............    78,953
                ProFund VP UltraMid-Cap............    25,730
                ProFund VP UltraSmall-Cap..........    71,489
                ProFund VP UltraOTC................    57,524
                ProFund VP Bear....................    39,311
                ProFund VP Rising Rates Opportunity     7,932
                ProFund VP Banks...................     9,952
                ProFund VP Basic Materials.........     6,747
                ProFund VP Biotechnology...........    35,143
                ProFund VP Consumer Cyclical.......    10,219
                ProFund VP Consumer Non-Cyclical...     8,221
                ProFund VP Energy..................    34,061
                ProFund VP Financial...............    37,969
                ProFund VP Healthcare..............    35,804
                ProFund VP Industrial..............     5,769
                ProFund VP Internet................     3,895
                ProFund VP Pharmaceuticals.........     5,743
                ProFund VP Real Estate.............    52,569
                ProFund VP Semiconductor...........    10,634
                ProFund VP Technology..............    34,449
                ProFund VP Telecommunications......    14,827
                ProFund VP Utilities...............    36,094

PROFUNDS VP

                               December 31, 2002


4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2002 were as follows:

                                             Purchases      Sales
                                            ------------ ------------
           ProFund VP Bull................. $186,969,402 $106,590,474
           ProFund VP OTC..................  289,280,274  257,341,568
           ProFund VP Asia 30..............   98,142,848   77,517,267
           ProFund VP Europe 30............  422,968,021  434,383,169
           ProFund VP Mid-Cap Value........  188,668,116  172,316,447
           ProFund VP Mid-Cap Growth.......  183,595,558  166,861,108
           ProFund VP Small-Cap Value......  176,956,605  144,360,573
           ProFund VP Small-Cap Growth.....  205,896,539  177,179,698
           ProFund VP U.S. Government Plus.   40,192,787   30,725,558
           ProFund VP Bull Plus............  606,331,729  606,255,939
           ProFund VP UltraMid-Cap.........  218,437,184  198,519,225
           ProFund VP UltraSmall-Cap.......  446,384,540  493,957,232
           ProFund VP UltraOTC.............  466,302,336  488,775,767
           ProFund VP Banks................  123,459,517  115,360,811
           ProFund VP Basic Materials......   93,596,158   87,610,385
           ProFund VP Biotechnology........  201,198,756  215,712,016
           ProFund VP Consumer Cyclical....   83,612,833   78,012,400
           ProFund VP Consumer Non-Cyclical   93,620,248   86,466,326
           ProFund VP Energy...............  277,506,656  273,806,772
           ProFund VP Financial............  310,872,052  312,493,650
           ProFund VP Healthcare...........  188,503,651  201,805,791
           ProFund VP Industrial...........   17,124,273   15,483,005
           ProFund VP Internet.............   72,328,447   45,431,860
           ProFund VP Pharmaceuticals......   88,728,769   85,159,313
           ProFund VP Real Estate..........  457,317,286  470,025,321
           ProFund VP Semiconductor........  109,066,853   82,336,287
           ProFund VP Technology...........  148,945,550  140,683,228
           ProFund VP Telecommunications...  103,739,667   88,957,581
           ProFund VP Utilities............  278,273,882  260,714,300

5. Concentration of Credit Risk

   The ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

PROFUNDS VP

                               December 31, 2002


6. Federal Income Tax Information

   At December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                         Expires 2008 Expires 2009 Expires 2010    Total
                                         ------------ ------------ ------------ ------------
ProFund VP Bull......................... $         -- $    173,736 $ 1,707,847  $  1,881,583
ProFund VP OTC..........................           --    3,644,776  15,941,603    19,586,379
ProFund VP Asia 30......................           --           --      27,986        27,986
ProFund VP Europe 30....................    7,828,365   10,516,081  21,104,698    39,449,144
ProFund VP Japan........................           --           --   2,554,494     2,554,494
ProFund VP Mid-Cap Value................           --           --     204,315       204,315
ProFund VP Small-Cap Value..............           --           --     109,696       109,696
ProFund VP Small-Cap Growth.............           --           --     498,921       498,921
ProFund VP Bull Plus....................           --    8,540,781  22,809,819    31,350,600
ProFund VP UltraMid-Cap.................           --           --   4,988,002     4,988,002
ProFund VP UltraSmall-Cap...............   14,370,041    7,875,274  26,485,641    48,730,956
ProFund VP UltraOTC.....................  126,680,493  119,617,666  87,508,404   333,806,563
ProFund VP Bear.........................           --    1,705,630          --     1,705,630
ProFund VP Short OTC....................           --           --   2,768,700     2,768,700
ProFund VP Rising Rates Opportunity.....           --           --   2,463,746     2,463,746
ProFund VP Banks........................           --           --   1,338,047     1,338,047
ProFund VP Basic Materials..............           --           --   1,118,357     1,118,357
ProFund VP Biotechnology................           --           --   9,531,779     9,531,779
ProFund VP Consumer Cyclical............           --           --   1,163,216     1,163,216
ProFund VP Consumer Non-Cyclical........           --           --   1,165,345     1,165,345
ProFund VP Energy.......................           --    1,407,170   2,339,969     3,747,139
ProFund VP Financial....................           --       58,139   3,181,447     3,239,586
ProFund VP Healthcare...................           --      892,521   5,475,793     6,368,314
ProFund VP Industrial...................           --           --     270,507       270,507
ProFund VP Precious Metals..............           --           --  10,809,383    10,809,383
ProFund VP Real Estate..................           --    1,884,982   4,225,104     6,110,086
ProFund VP Semiconductor................           --           --   2,166,649     2,166,649
ProFund VP Technology...................           --    1,358,736   4,626,781     5,985,517
ProFund VP Telecommunications...........           --    2,176,462   2,185,044     4,361,506
ProFund VP Utilities....................           --    2,100,378   4,754,633     6,855,011

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follows:

                                Distributions paid from
                                -----------------------
                                            Tax Return      Total
                                 Ordinary       of      Distributions
                                  Income     Capital        Paid
                                ----------  ----------  -------------
ProFund VP U.S. Government Plus $1,531,855   $     --    $1,531,855
ProFund VP Bear................    163,471         --       163,471
ProFund VP Biotechnology.......    225,790         --       225,790
ProFund VP Real Estate.........  1,644,743    275,790     1,920,533

PROFUNDS VP

                               December 31, 2002

   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                    Total
                                    Undistributed  Accumulated     Unrealized    Accumulated
                                      Ordinary     Capital and   Appreciation/    Earnings/
                                       Income      Other Losses  (Depreciation)   (Deficit)
                                    ------------- -------------  -------------- -------------
ProFund VP Bull....................  $       --   $  (1,881,583)  $ (9,068,056) $ (10,949,639)
ProFund VP OTC.....................          --     (19,586,379)   (22,671,863)   (42,258,242)
ProFund VP Asia 30.................      17,570         (27,986)    (2,239,408)    (2,249,824)
ProFund VP Europe 30...............     130,122     (39,449,144)   (17,062,681)   (56,381,703)
ProFund VP Japan...................          --      (2,554,494)           (15)    (2,554,509)
ProFund VP Mid-Cap Value...........          --        (204,315)    (3,777,556)    (3,981,871)
ProFund VP Mid-Cap Growth..........     122,706              --     (2,000,709)    (1,878,003)
ProFund VP Small-Cap Value.........          --        (109,696)    (3,524,840)    (3,634,536)
ProFund VP Small-Cap Growth........          --        (498,921)    (4,346,742)    (4,845,663)
ProFund VP U.S. Government Plus....   3,982,744              --        430,582      4,413,326
ProFund VP Bull Plus...............          --     (31,350,600)   (15,624,108)   (46,974,708)
ProFund VP UltraMid-Cap............          --      (4,988,002)    (1,448,591)    (6,436,593)
ProFund VP UltraSmall-Cap..........          --     (48,730,956)    (1,123,513)   (49,854,469)
ProFund VP UltraOTC................          --    (333,806,563)   (86,395,265)  (420,201,828)
ProFund VP Bear....................          --      (1,705,630)      (306,080)    (2,011,710)
ProFund VP Short OTC...............     266,897      (2,768,700)       238,134     (2,263,669)
ProFund VP Rising Rates Opportunity          --      (2,463,746)        (2,916)    (2,466,662)
ProFund VP Banks...................      85,845      (1,338,047)    (1,201,967)    (2,454,169)
ProFund VP Basic Materials.........      40,448      (1,118,357)    (1,055,578)    (2,133,487)
ProFund VP Biotechnology...........          --      (9,531,779)    (8,122,438)   (17,654,217)
ProFund VP Consumer Cyclical.......          --      (1,163,216)      (957,142)    (2,120,358)
ProFund VP Consumer Non-Cyclical...      19,148      (1,165,345)      (483,195)    (1,629,392)
ProFund VP Energy..................          --      (3,747,139)    (7,602,536)   (11,349,675)
ProFund VP Financial...............      28,561      (3,239,586)    (3,252,054)    (6,463,079)
ProFund VP Healthcare..............          --      (6,368,314)    (2,518,364)    (8,886,678)
ProFund VP Industrial..............          --        (270,507)      (247,558)      (518,065)
ProFund VP Internet................     153,596              --      2,549,785      2,703,381
ProFund VP Pharmaceuticals.........     550,262              --       (609,490)       (59,228)
ProFund VP Precious Metals.........          --     (10,809,383)    (1,080,238)   (11,889,621)
ProFund VP Real Estate.............          --      (6,110,086)    (2,464,852)    (8,574,938)
ProFund VP Semiconductor...........          --      (2,166,649)    (2,513,647)    (4,680,296)
ProFund VP Technology..............          --      (5,985,517)    (6,601,107)   (12,586,624)
ProFund VP Telecommunications......          --      (4,361,506)      (161,243)    (4,522,749)
ProFund VP Utilities...............     429,358      (6,855,011)    (3,976,502)   (10,402,155)

                       Report of Independent Accountants


To the Board of Trustees and Shareholders of ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Bull, ProFund VP OTC, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short OTC, ProFund VP Rising Rates Opportunity, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFunds VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, and ProFund VP Utilities (thirty-four funds constituting ProFunds VP, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 14, 2003

                       Trustees and Officers of ProFunds

                                                                                        Number of
                                                                                        Portfolios
                                           Term of                                       in Fund       Other
                             Position(s) Office and                                      Complex   Directorships
                              Held with   Length of       Principal Occupation(s)        Overseen     Held by
Name, Address and Birth Date  the Trust  Time Served        During Past 5 Years         by Trustee    Trustee
---------------------------- ----------- ----------- ---------------------------------- ---------- -------------
  Non-Interested Trustees
  Russell S. Reynolds, III     Trustee   Indefinite: Directorship Search Group, Inc.        77     Directorship
  c/o ProFunds                           10/97 to    (Executive Recruitment):                      Search
  7501 Wisconsin Avenue,                 present     Managing Director [March 1993                 Group, Inc.
  Suite 1000                                         to present]
  Bethesda, MD 20814
  Birth Date: 7/21/57

  Michael C. Wachs             Trustee   Indefinite: AMC Delancey Group, Inc.               77     AMC
  c/o ProFunds                           10/97 to    (Real Estate Development):                    Delancey
  7501 Wisconsin Avenue,                 present     Vice President [January 2001 to               Group, Inc.
  Suite 1000                                         present]; Delancey Investment
  Bethesda, MD 20814                                 Group, Inc. (Real Estate
  Birth Date: 10/21/61                               Development): Vice President
                                                     [May 1996 to December 2000]

  Interested Trustee
  Michael L. Sapir*            Trustee   Indefinite: Chairman and Chief Executive           77     None
  7501 Wisconsin Avenue,                 4/97 to     Officer of the Advisor [April 1997
  Suite 1000                             present     to present]
  Bethesda, MD 20814
  Birth Date: 5/19/58

------
* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.


                             Position(s) Held  Term of Office and     Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served     During Past 5 Years
---------------------------- ---------------- --------------------- ---------------------------
   Executive Officers
   Michael L. Sapir           Chairman and       Indefinite:        Chairman and Chief
   7501 Wisconsin Avenue,     President          4/97 to present    Executive Officer of the
   Suite 1000                                                       Advisor [April 1997 to
   Bethesda, MD 20814                                               present]
   Birth Date: 5/19/58

   Louis M. Mayberg           Secretary          Indefinite:        President of the Advisor
   7501 Wisconsin Avenue,                        4/97 to present    [May 1997 to present]
   Suite 1000
   Bethesda, MD 20814
   Birth Date: 8/9/62

   Troy A. Sheets             Treasurer          Indefinite:        BISYS Fund Services: Vice
   3435 Stelzer Road                             6/02 to present    President of Financial
   Columbus, Ohio 43219                                             Services [April 2002 to
   Birth Date: 5/29/71                                              present]; KPMG LLP: Senior
                                                                    Manager [August 1993 to
                                                                    March 2002]

   John Danko                 Vice President     Indefinite:        BISYS Fund Services:
   60 State Street                               8/99 to present    Director of Client Services
   Boston, MA 02109                                                 [February 1997 to present]
   Birth Date: 4/17/67

                                                              December 31, 2002

                                                                  annual report
ProFunds VP

ProFund VP Bull Plus
ProFund VP UltraMid-Cap
ProFund VP UltraSmall-Cap
ProFund VP UltraOTC
ProFund VP Bear
ProFund VP Short Small-Cap
ProFund VP Money Market


                                    [GRAPHIC]

PROFUNDS VP

                           Message from the Chairman

Dear Shareholder:

    At ProFunds in 2002, we were gratified to offer investors the ability to tailor their strategies to market conditions. With the nation's largest lineup of indexed mutual funds/1/ and no limitations on the frequency of exchanges, investors could and did exercise strategic investment decision-making.

    Regardless of the market environment, ProFunds remains dedicated to bringing our clients the right investment tools.

    With this in mind, I bring you the annual report for the 12 months ended December 31, 2002.

Sincerely,

/s/
Michael L. Sapir
Chairman


------
/1/ Lipper

PROFUNDS VP

                      Management Discussion and Analysis

Investment Strategies and Techniques:

In seeking to achieve a ProFund VP's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, ProFund Advisors LLC uses a mathematical approach to investing. ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark./1/ ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions. The ProFunds VP do not seek to provide performance results that correlate with their benchmarks over a period of time other than daily.

Factors that materially affected each ProFund VP's performance during the most recently completed fiscal year:

The primary factors affecting the performance of each ProFund VP include; the cumulative effect of the daily performance of each ProFund VP's benchmark index, the leverage employed by a ProFund VP, and whether the ProFund VP is designed to have direct correlation or inverse correlation to its benchmark index . Other factors include, but are not limited to dividends, fees, expenses, transaction costs, and short-term interest rates.

.. Benchmark Index Performance: As index based funds, the performance of each ProFund VP's benchmark index is the principal driving factor of performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indices do not actually hold a portfolio of securities, and therefore do not incur the same fees, expenses, and transaction costs incurred by the ProFunds VP. Past performance is no guarantee of future results. See below for factors affecting each of the ProFunds VP benchmark indices. Performance for each individual ProFund VP will differ from the benchmark numbers below. Each ProFund VP's performance is listed in the annual report and is compared with the applicable performance numbers listed below.
.. Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of the benchmark index's daily return as described later in this report. The performance of ProFunds VP that have a daily investment objective that is greater than 100% of the daily performance of the benchmark index (ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap and ProFund VP UltraOTC) were impacted proportionally more by the daily performance of the benchmark index and by the factors affecting that index. ProFunds VP that are designed to have an inverse (negative) daily correlation to the benchmark index (ProFund VP Bear and ProFund VP Short Small-Cap) were inversely affected by the daily performance of the index and the factors affecting that index on a daily basis.

Benchmark Index Performance:
All Domestic Benchmark Equity Indices:

The primary factors affecting ProFunds VP domestic benchmark equity indices include continued economic malaise, corporate scandals, declining investor confidence, geopolitical concerns, and U.S. budget woes. The widely expected economic rebound failed to materialize in 2002, resulting in continued poor operating conditions for U.S. businesses. After a strong first quarter, the U.S. economy again stalled, as evidenced by weak consumer demand and a declining employment picture.

A number of high profile corporate scandals rocked the equity markets during the year. Enron, WorldCom, Tyco and Adelphia, among others, dominated the business pages with alleged corporate abuses ranging from accounting misdeeds to high level executive fraud.

In addition to these scandals, the financial sector experienced its own round of significant legal and governance issues. Citibank, Merrill Lynch and JPMorgan Chase, among others, were embroiled in controversies surrounding the independence of research analysts, allocation of shares of initial public offerings, and insider trading. The aggregation of these scandals triggered a significant crisis in investor confidence in the U.S. equity markets.

Mounting conflicts in the Middle East and Korea also weighed heavily on the equity markets in 2002. The potential for war with Iraq and a widening chasm between the U.S. and key NATO allies on the Iraq issue increased fear in the markets and caused investors to move from equities to other investment alternatives.

Finally, the U.S. fiscal picture worsened as federal deficit projections grew. Government revenues increased at a slower than expected pace, while defense spending increased substantially.

The S&P 500(R) Index declined -23.37% in 2002. Losses in the U.S. equity markets were felt more heavily in the large cap arena, with the primary large cap index, the S&P 500, declining by -23.37% in 2002. Decaying confidence, due in part to crises at WorldCom, Enron and Tyco, prompted investors to devalue large companies as concerns grew regarding the validity of financial reporting. Of the ten highest weighted constituents in the index, General Electric led the decliners, dropping -36%, while the smallest decreases were posted by Merck (-2%), ExxonMobil (-8%), and Johnson & Johnson (-8%), on a total return basis. (Bull Plus and Bear)

The S&P MidCap 400 Index declined -20.42% during the period of May 1, 2002 through December 31, 2002. For the year the index performed better than the primary large cap and small cap indices. The index was less negatively impacted by the corporate governance and financial reporting issues of 2002 that dragged down share prices of the larger stocks. The strong financial position of the mid-cap firms relative to small-cap firms allowed them to better weather the difficult economic and capital market conditions. (UltraMid-Cap)

------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. For example, ProFund VP UltraOTC has a benchmark of 200% the daily return of the NASDAQ-100 Index(R).

The Russell 2000(R) Index declined by -21.58% in 2002, outperforming the S&P 500 by 1.79%. For the period of September 3, 2002 through December 31, 2002 the index rose 1.05% (Short Small-Cap). Small cap stocks were affected in part by the low level of capital market activity and resulting decreased availability of capital for funding business expansion opportunities. (UltraSmall-Cap and Short Small Cap)

The NASDAQ-100 Index declined by -37.58% in 2002. The NASDAQ-100 decline occurred as the tech bubble continued to deflate. The index is weighted approximately 70% to technology and communications stocks, which historically are more volatile than the broader market. These sectors suffered another difficult year, as the expected economic rebound did not materialize. (UltraOTC)

                             ProFund VP Bull Plus

   For the year ended December 31, 2002, the ProFund VP Bull Plus had a NAV total return of -36.11%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bull Plus achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment

              ProFund VP Bull Plus   S&P 500
              --------------------   --------
       1/22/01       $10,000         $10,000
       3/31/01         7,933           8,641
       6/30/01         8,500           9,118
       9/30/01         6,590           7,751
      12/31/01         7,570           8,549
       3/31/02         7,510           8,544
       6/30/02         5,960           7,371
       9/30/02         4,357           6,071
      12/31/02         4,837           6,552
--------------------------------------------------
           Average Annual Total Return
                  as of 12/31/02
--------------------------------------------------
                                   Since
                                 Inception
               1 Year            (1/22/01)
--------------------------------------------------
VP Bull Plus  (36.11)%            (31.23)%
--------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull Plus from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Bull Plus is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

              Common Stocks (84.7%)
                                                Shares    Value
                                                ------ -----------
             3M Co.............................  1,716 $   211,583
             Abbott Laboratories...............  6,908     276,320
             ACE, Ltd..........................  1,166      34,210
             ADC Telecommunications, Inc.*.....  3,520       7,357
             Adobe Systems, Inc................  1,034      25,644
             Advanced Micro Devices, Inc.*.....  1,518       9,806
             AES Corp.*........................  2,398       7,242
             Aetna, Inc........................    660      27,139
             AFLAC, Inc........................  2,288      68,915
             Agilent Technologies, Inc.*.......  2,068      37,140
             Air Products & Chemicals, Inc.....  1,012      43,263
             Alberto-Culver Co.--Class B.......    264      13,306
             Albertson's, Inc..................  1,672      37,219
             Alcoa, Inc........................  3,740      85,198
             Allegheny Energy, Inc.............    550       4,158
             Allegheny Technologies, Inc.......    352       2,193
             Allergan, Inc.....................    572      32,959
             Allied Waste Industries, Inc.*....    880       8,800
             Allstate Corp.....................  3,102     114,743
             Alltel Corp.......................  1,386      70,686
             Altera Corp.*.....................  1,694      20,887
             Ambac Financial Group, Inc........    462      25,983
             Amerada Hess Corp.................    396      21,800
             Ameren Corp.......................    682      28,351
             American Electric Power, Inc......  1,496      40,886
             American Express Co...............  5,808     205,313
             American Greetings Corp.--Class A*    286       4,519
             American International Group, Inc. 11,528     666,895
             American Power Conversion Corp.*..    858      12,999
             American Standard Cos.*...........    330      23,476
             AmerisourceBergen Corp............    462      25,091
             Amgen, Inc.*......................  5,698     275,441
             AMR Corp.*........................    682       4,501
             AmSouth Bancorp...................  1,562      29,990
             Anadarko Petroleum Corp...........  1,100      52,690
             Analog Devices*...................  1,606      38,335
             Andrew Corp.*.....................    440       4,523
             Anheuser-Busch Cos., Inc..........  3,784     183,146
             Anthem, Inc.*.....................    616      38,746
             AOL-Time Warner, Inc.*............ 19,756     258,804
             AON Corp..........................  1,364      25,766
             Apache Corp.......................    638      36,360
             Apollo Group, Inc.--Class A*......    770      33,880
             Apple Computer, Inc.*.............  1,584      22,699
             Applera Corp.--Applied Biosystems
              Group............................    924      16,207
             Applied Materials, Inc.*..........  7,282      94,884
             Applied Micro Circuits Corp.*.....  1,342       4,952
             Archer-Daniels-Midland Co.........  2,860      35,464
             Ashland, Inc......................    308       8,787
             AT&T Corp.........................  3,410      89,035
             AT&T Wireless Services, Inc.*..... 11,968      67,619
             Autodesk, Inc.....................    506       7,236
             Automatic Data Processing, Inc....  2,640     103,620
             AutoZone, Inc.*...................    440      31,086
             Avaya, Inc.*......................  1,606       3,935
             Avery Dennison Corp...............    484      29,563
             Avon Products, Inc................  1,034      55,702
             Baker Hughes, Inc.................  1,474      47,448
             Ball Corp.........................    242      12,388

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Bank of America Corp................  6,622 $   460,692
            Bank of New York Co., Inc...........  3,212      76,960
            Bank One Corp.......................  5,148     188,159
            Bard (C.R.), Inc....................    220      12,760
            Bausch & Lomb, Inc..................    242       8,712
            Baxter International, Inc...........  2,618      73,304
            BB&T Corp...........................  2,112      78,123
            Bear Stearns Cos., Inc..............    418      24,829
            Becton, Dickinson & Co..............  1,144      35,109
            Bed Bath & Beyond, Inc.*............  1,298      44,820
            BellSouth Corp......................  8,228     212,858
            Bemis Co., Inc......................    242      12,010
            Best Buy Co., Inc.*.................  1,430      34,535
            Big Lots, Inc.*.....................    506       6,694
            Biogen, Inc.*.......................    660      26,440
            Biomet, Inc.........................  1,144      32,787
            BJ Services Co.*....................    704      22,746
            Black & Decker Corp.................    352      15,097
            Block H & R, Inc....................    792      31,838
            BMC Software, Inc.*.................  1,034      17,692
            Boeing Co...........................  3,718     122,656
            Boise Cascade Corp..................    264       6,658
            Boston Scientific Corp.*............  1,804      76,706
            Bristol-Myers Squibb Co.............  8,558     198,118
            Broadcom Corp.--Class A*............  1,210      18,223
            Brown-Forman Corp...................    308      20,131
            Brunswick Corp......................    396       7,865
            Burlington Northern Santa Fe Corp...  1,672      43,489
            Burlington Resources, Inc...........    880      37,532
            Calpine Corp.*......................  1,672       5,451
            Campbell Soup Co....................  1,804      42,340
            Capital One Financial Corp..........    990      29,423
            Cardinal Health, Inc................  1,958     115,894
            Carmax, Inc.*.......................    229       4,095
            Carnival Corp.......................  2,596      64,770
            Caterpillar, Inc....................  1,518      69,403
            Cendant Corp.*......................  4,576      47,956
            CenterPoint Energy, Inc.............  1,342      11,407
            Centex Corp.........................    264      13,252
            CenturyTel, Inc.....................    638      18,744
            Charter One Financial, Inc..........    990      28,443
            ChevronTexaco Corp..................  4,730     314,450
            Chiron Corp.*.......................    836      31,434
            Chubb Corp..........................    748      39,046
            CIENA Corp.*........................  1,914       9,838
            CIGNA Corp..........................    616      25,330
            Cincinnati Financial Corp...........    704      26,435
            Cinergy Corp........................    748      25,223
            Cintas Corp.........................    748      34,221
            Circuit City Stores, Inc............    924       6,856
            Cisco Systems, Inc.*................ 31,944     418,466
            Citigroup, Inc...................... 22,704     798,953
            Citizens Communications Co.*........  1,254      13,230
            Citrix Systems, Inc.*...............    748       9,215
            Clear Channel Communications, Inc. *  2,706     100,907
            Clorox Co...........................    968      39,929
            CMS Energy Corp.....................    638       6,023
            Coca-Cola Co........................ 10,956     480,091
            Coca-Cola Enterprises, Inc..........  1,980      43,006
            Colgate-Palmolive Co................  2,376     124,574

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Comcast Corp.--Class A*................ 10,304 $   242,865
           Comcast Corp.--Special Class A*........  5,012     113,221
           Comerica, Inc..........................    770      33,295
           Computer Associates International, Inc.  2,530      34,155
           Computer Sciences Corp.*...............    748      25,769
           Compuware Corp.*.......................  1,672       8,026
           Comverse Technology, Inc.*.............    836       8,377
           ConAgra Foods, Inc.....................  2,376      59,424
           Concord EFS, Inc.*.....................  2,244      35,321
           ConocoPhillips.........................  2,992     144,783
           Consolidated Edison, Inc...............    946      40,508
           Constellation Energy Group, Inc........    726      20,197
           Convergys Corp.*.......................    770      11,666
           Cooper Industries, Ltd.--Class A.......    418      15,236
           Cooper Tire & Rubber Co................    330       5,062
           Coors (Adolph) Co.--Class B............    154       9,433
           Corning, Inc.*.........................  5,082      16,821
           Costco Wholesale Corp.*................  2,024      56,793
           Countrywide Credit Industries, Inc.....    550      28,408
           Crane Co...............................    264       5,262
           CSX Corp...............................    946      26,781
           Cummins, Inc...........................    176       4,951
           CVS Corp...............................  1,738      43,398
           Dana Corp..............................    660       7,762
           Danaher Corp...........................    682      44,807
           Darden Restaurants, Inc................    748      15,297
           Deere & Co.............................  1,056      48,418
           Del Monte Foods Co.*...................    602       4,639
           Dell Computer Corp.*................... 11,440     305,906
           Delphi Automotive Systems Corp.........  2,464      19,835
           Delta Air Lines, Inc...................    550       6,655
           Deluxe Corp............................    264      11,114
           Devon Energy Corp......................    682      31,304
           Dillard's, Inc.--Class A...............    374       5,932
           Dollar General Corp....................  1,474      17,614
           Dominion Resources, Inc................  1,364      74,884
           Donnelley (R.R.) & Sons Co.............    506      11,016
           Dover Corp.............................    902      26,302
           Dow Chemical Co........................  4,026     119,572
           Dow Jones & Co., Inc...................    374      16,168
           DTE Energy Co..........................    748      34,707
           Du Pont (E.I.) de Nemours..............  4,400     186,560
           Duke Energy Corp.......................  3,938      76,948
           Dynegy, Inc.--Class A..................  1,650       1,947
           Eastman Chemical Co....................    352      12,943
           Eastman Kodak Co.......................  1,298      45,482
           Eaton Corp.............................    308      24,058
           eBay, Inc.*............................  1,364      92,507
           Ecolab, Inc............................    572      28,314
           Edison International*..................  1,430      16,946
           El Paso Corp...........................  2,640      18,374
           Electronic Arts, Inc.*.................    616      30,658
           Electronic Data Systems Corp...........  2,112      38,924
           Eli Lilly & Co.........................  4,972     315,722
           EMC Corp.*.............................  9,724      59,705
           Emerson Electric Co....................  1,870      95,090
           Engelhard Corp.........................    572      12,784
           Entergy Corp...........................    990      45,134
           EOG Resources, Inc.....................    506      20,200
           Equifax, Inc...........................    638      14,763

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Equity Office Properties Trust.........  1,826 $    45,613
           Equity Residential Properties Trust....  1,188      29,201
           Exelon Corp............................  1,430      75,460
           Exxon Mobil Corp....................... 29,744   1,039,254
           Family Dollar Stores, Inc..............    770      24,032
           Fannie Mae.............................  4,400     283,052
           Federated Department Stores, Inc.*.....    858      24,676
           FedEx Corp.............................  1,320      71,570
           Fifth Third Bancorp....................  2,552     149,420
           First Data Corp........................  3,322     117,632
           First Tennessee National Corp..........    550      19,767
           FirstEnergy Corp.......................  1,320      43,520
           Fiserv, Inc.*..........................    836      28,382
           Fleet Boston Financial Corp............  4,642     112,801
           Fluor Corp.............................    352       9,856
           Ford Motor Co..........................  8,118      75,497
           Forest Laboratories, Inc.*.............    792      77,790
           Fortune Brands, Inc....................    660      30,697
           FPL Group, Inc.........................    814      48,946
           Franklin Resources, Inc................  1,144      38,988
           Freddie Mac............................  3,080     181,874
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    638      10,706
           Gannett Co., Inc.......................  1,188      85,298
           Gap, Inc...............................  3,916      60,776
           Gateway, Inc.*.........................  1,430       4,490
           General Dynamics Corp..................    880      69,846
           General Electric Co.................... 44,000   1,071,400
           General Mills, Inc.....................  1,628      76,435
           General Motors Corp....................  2,486      91,634
           Genuine Parts Co.......................    770      23,716
           Genzyme Corp.--General Division*.......    946      27,973
           Georgia Pacific Corp...................  1,100      17,776
           Gillette Co............................  4,664     141,599
           Golden West Financial Corp.............    682      48,974
           Goodrich Corp..........................    506       9,270
           Goodyear Tire & Rubber Co..............    770       5,244
           Grainger (W.W.), Inc...................    396      20,414
           Great Lakes Chemical Corp..............    220       5,254
           Guidant Corp.*.........................  1,342      41,401
           Halliburton Co.........................  1,936      36,223
           Harley-Davidson, Inc...................  1,342      62,000
           Harrah's Entertainment, Inc.*..........    484      19,166
           Hartford Financial Services Group, Inc.  1,122      50,972
           Hasbro, Inc............................    770       8,894
           HCA, Inc...............................  2,266      94,039
           Health Management Associates, Inc.--
            Class A...............................  1,056      18,902
           Healthsouth Corp.*.....................  1,760       7,392
           Heinz (H.J.) Co........................  1,562      51,343
           Hercules, Inc.*........................    484       4,259
           Hershey Foods Corp.....................    594      40,059
           Hewlett-Packard Co..................... 13,486     234,117
           Hilton Hotels Corp.....................  1,672      21,251
           Home Depot, Inc........................ 10,274     246,165
           Honeywell International, Inc...........  3,630      87,120
           Household International, Inc...........  2,090      58,123
           Humana, Inc.*..........................    726       7,260
           Huntington Bancshares, Inc.............  1,034      19,346
           Illinois Tool Works, Inc...............  1,364      88,469

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          IMS Health, Inc.........................  1,232 $    19,712
          Ingersoll-Rand Co.--Class A.............    748      32,209
          Intel Corp.............................. 29,282     455,920
          International Business Machines Corp....  7,480     579,699
          International Flavors & Fragrances, Inc.    418      14,672
          International Game Technology*..........    374      28,394
          International Paper Co..................  2,112      73,857
          Interpublic Group of Cos., Inc..........  1,716      24,161
          Intuit, Inc.*...........................    902      42,322
          ITT Industries, Inc.....................    396      24,033
          J.P. Morgan Chase & Co..................  8,822     211,728
          Jabil Circuit, Inc.*....................    880      15,770
          JDS Uniphase Corp.*.....................  6,248      15,433
          Jefferson-Pilot Corp....................    638      24,314
          John Hancock Financial Services, Inc....  1,276      35,600
          Johnson & Johnson....................... 13,134     705,427
          Johnson Controls, Inc...................    396      31,746
          Jones Apparel Group, Inc.*..............    572      20,272
          KB Home.................................    220       9,427
          Kellogg Co..............................  1,804      61,823
          Kerr-McGee Corp.........................    440      19,492
          KeyCorp.................................  1,870      47,012
          KeySpan Corp............................    638      22,483
          Kimberly-Clark Corp.....................  2,266     107,567
          Kinder Morgan, Inc......................    528      22,318
          King Pharmaceuticals, Inc.*.............  1,056      18,153
          KLA-Tencor Corp.*.......................    836      29,569
          Knight Ridder, Inc......................    374      23,656
          Kohls Corp.*............................  1,496      83,701
          Kroger Co.*.............................  3,410      52,685
          Leggett & Platt, Inc....................    858      19,253
          Lexmark International Group, Inc.*......    550      33,275
          Limited, Inc............................  2,310      32,178
          Lincoln National Corp...................    792      25,011
          Linear Technology Corp..................  1,386      35,648
          Liz Claiborne, Inc......................    462      13,698
          Lockheed Martin Corp....................  2,024     116,886
          Loews Corp..............................    814      36,190
          Louisiana-Pacific Corp.*................    462       3,724
          Lowe's Cos., Inc........................  3,454     129,525
          LSI Logic Corp.*........................  1,650       9,521
          Lucent Technologies, Inc.*.............. 15,180      19,127
          Manor Care, Inc.*.......................    418       7,779
          Marathon Oil Corp.......................  1,386      29,508
          Marriott International, Inc.--Class A...  1,056      34,711
          Marsh & McLennan Cos., Inc..............  2,376     109,795
          Marshall & Ilsley Corp..................    968      26,504
          Masco Corp..............................  2,178      45,847
          Mattel, Inc.............................  1,936      37,074
          Maxim Integrated Products, Inc..........  1,408      46,520
          May Department Stores Co................  1,276      29,322
          Maytag Corp.............................    352      10,032
          MBIA, Inc...............................    638      27,983
          MBNA Corp...............................  5,654     107,539
          McDermott International, Inc.*..........    286       1,253
          McDonald's Corp.........................  5,610      90,209
          McGraw-Hill Cos., Inc...................    858      51,858
          McKesson Corp...........................  1,298      35,085
          MeadWestvaco Corp.......................    880      21,745
          MedImmune, Inc.*........................  1,100      29,887

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Medtronic, Inc.......................  5,390 $   245,784
            Mellon Financial Corp................  1,914      49,975
            Merck & Co., Inc.....................  9,922     561,683
            Mercury Interactive Corp.*...........    374      11,089
            Meredith Corp........................    220       9,044
            Merrill Lynch & Co., Inc.............  5,104     193,697
            MetLife, Inc.........................  3,102      83,878
            MGIC Investment Corp.................    440      18,172
            Micron Technology, Inc.*.............  2,684      26,142
            Microsoft Corp.*..................... 23,628   1,221,567
            Millipore Corp.......................    220       7,480
            Mirant Corp.*........................  1,782       3,368
            Molex, Inc...........................    858      19,768
            Monsanto Co..........................  1,166      22,446
            Moody's Corp.........................    660      27,251
            Morgan Stanley Dean Witter & Co......  4,796     191,456
            Motorola, Inc........................ 10,164      87,919
            Nabors Industries, Ltd.*.............    638      22,502
            National City Corp...................  2,706      73,928
            National Semiconductor Corp.*........    792      11,888
            Navistar International Corp.*........    264       6,418
            NCR Corp.*...........................    440      10,446
            Network Appliance, Inc.*.............  1,496      14,960
            New York Times Co.--Class A..........    660      30,182
            Newell Rubbermaid, Inc...............  1,188      36,032
            Newmont Mining Corp..................  1,782      51,731
            Nextel Communications, Inc.--Class A*  4,268      49,295
            NICOR, Inc...........................    198       6,738
            Nike, Inc.--Class B..................  1,166      51,852
            NiSource, Inc........................  1,078      21,560
            Noble Corp.*.........................    594      20,879
            Nordstrom, Inc.......................    594      11,268
            Norfolk Southern Corp................  1,716      34,303
            North Fork Bancorp, Inc..............    704      23,753
            Northern Trust Corp..................    968      33,928
            Northrop Grumman Corp................  1,079     104,628
            Novell, Inc.*........................  1,606       5,364
            Novellus Systems, Inc.*..............    660      18,533
            Nucor Corp...........................    352      14,538
            NVIDIA Corp.*........................    682       7,850
            Occidental Petroleum Corp............  1,672      47,568
            Office Depot, Inc.*..................  1,364      20,133
            Omnicom Group........................    836      54,006
            Oracle Corp.*........................ 23,672     255,658
            PACCAR, Inc..........................    506      23,342
            Pactiv Corp.*........................    704      15,390
            Pall Corp............................    550       9,174
            Parametric Technology Corp.*.........  1,144       2,883
            Parker Hannifin Corp.................    528      24,357
            Paychex, Inc.........................  1,672      46,649
            Penney (J.C.) Co.....................  1,188      27,336
            Peoples Energy Corp..................    154       5,952
            PeopleSoft, Inc.*....................  1,386      25,364
            PepsiCo, Inc.........................  7,634     322,307
            PerkinElmer, Inc.....................    550       4,538
            Pfizer, Inc.......................... 27,236     832,604
            PG&E Corp.*..........................  1,782      24,770
            Pharmacia Corp.......................  5,720     239,096
            Phelps Dodge Corp.*..................    396      12,533
            Philip Morris Cos., Inc..............  9,152     370,930

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Pinnacle West Capital Corp..............    396 $    13,500
          Pitney Bowes, Inc.......................  1,056      34,489
          Plum Creek Timber Co., Inc..............    814      19,210
          PMC-Sierra, Inc.*.......................    748       4,159
          PNC Financial Services Group............  1,254      52,543
          Power-One, Inc.*........................    352       1,996
          PPG Industries, Inc.....................    748      37,512
          PPL Corp................................    726      25,178
          Praxair, Inc............................    704      40,670
          Principal Financial Group, Inc..........  1,496      45,074
          Procter & Gamble Co.....................  5,742     493,466
          Progress Energy, Inc....................  1,056      45,778
          Progressive Corp........................    968      48,042
          Providian Financial Corp.*..............  1,276       8,281
          Prudential Financial, Inc...............  2,508      79,604
          Public Service Enterprise Group, Inc....    990      31,779
          Pulte Homes, Inc........................    264      12,638
          QLogic Corp.*...........................    418      14,425
          Qualcomm, Inc.*.........................  3,476     126,492
          Quest Diagnostics, Inc.*................    440      25,036
          Quintiles Transnational Corp.*..........    528       6,389
          Qwest Communications International, Inc.  7,502      37,510
          R.J. Reynolds Tobacco Holdings..........    396      16,676
          RadioShack Corp.........................    748      14,018
          Rational Software Corp.*................    858       8,915
          Raytheon Co.............................  1,804      55,473
          Reebok International, Ltd.*.............    264       7,762
          Regions Financial Corp..................    968      32,292
          Reliant Resources, Inc.*................    831       2,659
          Robert Half International, Inc.*........    770      12,405
          Rockwell Collins, Inc...................    814      18,934
          Rockwell International Corp.............    814      16,858
          Rohm & Haas Co..........................    968      31,441
          Rowan Cos., Inc.........................    418       9,489
          Ryder System, Inc.......................    286       6,418
          Sabre Holdings Corp.*...................    638      11,554
          SAFECO Corp.............................    616      21,357
          Safeway, Inc.*..........................  1,958      45,739
          Sanmina-SCI Corp.*......................  2,332      10,471
          Sara Lee Corp...........................  3,454      77,750
          SBC Communications, Inc................. 14,674     397,812
          Schering-Plough Corp....................  6,490     144,078
          Schlumberger, Ltd.......................  2,574     108,340
          Schwab (Charles) Corp...................  5,940      64,449
          Scientific-Atlanta, Inc.................    682       8,089
          Sealed Air Corp.*.......................    374      13,950
          Sears, Roebuck & Co.....................  1,408      33,722
          Sempra Energy...........................    902      21,332
          Sherwin-Williams Co.....................    660      18,645
          Siebel Systems, Inc.*...................  2,134      15,962
          Sigma-Aldrich Corp......................    308      15,000
          Simon Property Group, Inc...............    836      28,483
          SLM Corp................................    682      70,833
          Snap-on, Inc............................    264       7,421
          Solectron Corp.*........................  3,652      12,965
          Southern Co.............................  3,146      89,314
          SouthTrust Corp.........................  1,540      38,269
          Southwest Airlines Co...................  3,432      47,705
          Sprint Corp. (FON Group)................  3,960      57,341
          Sprint Corp. (PCS Group)*...............  4,422      19,368

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          St. Jude Medical, Inc.*.................    792 $    31,458
          St. Paul Companies, Inc.................  1,012      34,459
          Stanley Works...........................    396      13,694
          Staples, Inc.*..........................  2,090      38,247
          Starbucks Corp.*........................  1,716      34,972
          Starwood Hotels & Resorts Worldwide,
           Inc....................................    880      20,891
          State Street Corp.......................  1,430      55,770
          Stilwell Financial, Inc.................    990      12,939
          Stryker Corp............................    880      59,066
          Sun Microsystems, Inc.*................. 13,772      42,831
          SunGard Data Systems, Inc.*.............  1,254      29,544
          Sunoco, Inc.............................    330      10,949
          SunTrust Banks, Inc.....................  1,254      71,378
          SuperValu, Inc..........................    594       9,807
          Symbol Technologies, Inc................  1,012       8,319
          Synovus Financial Corp..................  1,320      25,608
          Sysco Corp..............................  2,904      86,509
          T. Rowe Price Group, Inc................    550      15,004
          Target Corp.............................  4,026     120,780
          TECO Energy, Inc........................    770      11,912
          Tektronix, Inc.*........................    374       6,803
          Tellabs, Inc.*..........................  1,826      13,275
          Temple-Inland, Inc......................    242      10,844
          Tenet Healthcare Corp.*.................  2,156      35,358
          Teradyne, Inc.*.........................    814      10,590
          Texas Instruments, Inc..................  7,656     114,917
          Textron, Inc............................    616      26,482
          The Pepsi Bottling Group, Inc...........  1,232      31,662
          Thermo Electron Corp.*..................    726      14,607
          Thomas & Betts Corp.....................    264       4,462
          Tiffany & Co............................    638      15,255
          TJX Cos., Inc...........................  2,332      45,521
          TMP Worldwide, Inc.*....................    484       5,474
          Torchmark Corp..........................    528      19,288
          Toys R Us, Inc.*........................    946       9,460
          Transocean Sedco Forex, Inc.............  1,408      32,666
          Travelers Property Casualty Corp.*......  4,444      65,105
          Tribune Co..............................  1,342      61,007
          Tupperware Corp.........................    264       3,981
          TXU Corp................................  1,430      26,712
          Tyco International, Ltd.................  8,822     150,680
          U.S. Bancorp............................  8,470     179,733
          Union Pacific Corp......................  1,122      67,174
          Union Planters Corp.....................    880      24,763
          Unisys Corp.*...........................  1,430      14,157
          United Parcel Service, Inc.--Class B....  4,928     310,859
          United States Steel Corp................    462       6,061
          United Technologies Corp................  2,090     129,454
          UnitedHealth Group, Inc.................  1,342     112,058
          Univision Communications, Inc.--Class A*  1,012      24,794
          Unocal Corp.............................  1,144      34,984
          UnumProvident Corp......................  1,078      18,908
          UST, Inc................................    748      25,005
          Veritas Software Corp.*.................  1,826      28,522
          Verizon Communications, Inc............. 12,100     468,875
          VF Corp.................................    484      17,448
          Viacom, Inc.--Class B*..................  7,788     317,438
          Visteon Corp............................    572       3,981
          Vulcan Materials Co.....................    440      16,500

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
          Wachovia Corp........................      6,006 $   218,859
          Wal-Mart Stores, Inc.................     19,514     985,651
          Walgreen Co..........................      4,532     132,289
          Walt Disney Co.......................      9,020     147,116
          Washington Mutual, Inc...............      4,180     144,335
          Waste Management, Inc................      2,684      61,517
          Waters Corp.*........................        572      12,458
          Watson Pharmaceuticals, Inc.*........        462      13,061
          Wellpoint Health Networks, Inc.*.....        660      46,966
          Wells Fargo & Co.....................      7,480     350,588
          Wendy's International, Inc...........        506      13,697
          Weyerhaeuser Co......................        968      47,635
          Whirlpool Corp.......................        308      16,084
          Williams Cos., Inc...................      2,288       6,178
          Winn-Dixie Stores, Inc...............        616       9,412
          Worthington Industries, Inc..........        374       5,700
          Wrigley (WM.) JR Co..................        990      54,331
          Wyeth................................      5,852     218,865
          Xcel Energy, Inc.....................      1,760      19,360
          Xerox Corp.*.........................      3,256      26,211
          Xilinx, Inc.*........................      1,496      30,818
          XL Capital, Ltd.--Class A............        594      45,887
          Yahoo!, Inc.*........................      2,618      42,804
          YUM! Brands, Inc.*...................      1,298      31,438
          Zimmer Holdings, Inc.*...............        858      35,624
          Zions Bancorp........................        396      15,582
                                                           -----------
          TOTAL COMMON STOCKS..................             35,843,166
                                                           -----------
           Federal Home Loan Bank (4.4%)
                                                Principal
                                                 Amount
                                                ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03..................... $1,844,000   1,843,949
                                                           -----------
          TOTAL FEDERAL HOME LOAN
           BANK................................              1,843,949
                                                           -----------
          TOTAL INVESTMENTS
           (Cost $34,049,527)/(a)/--89.1%......             37,687,115
          Net other assets/(liabilities)--10.9%              4,600,696
                                                           -----------
          NET ASSETS--100.0%...................            $42,287,811
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $53,346,010 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $19,296,483. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  3,983,509
                   Unrealized depreciation.....  (19,642,404)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(15,658,895)
                                                ============

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $263,700).      6      $  (8,427)
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $27,468,750)...    125      $(182,088)

The ProFund VP Bull Plus' investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.5%
                     Agriculture...................... 1.0%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 6.0%
                     Beverages........................ 2.6%
                     Biotechnology.................... 0.9%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.4%
                     Commercial Services.............. 0.8%
                     Computers........................ 3.4%
                     Cosmetics/Personal Care.......... 2.2%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.0%
                     Electric......................... 2.2%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.4%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 1.8%
                     Forest Products & Paper.......... 0.5%
                     Gas.............................. 0.1%
                     Hand/Machine Tools............... 0.1%
                     Healthcare--Products............. 3.2%
                     Healthcare--Services............. 1.0%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products/Wares......... 0.3%
                     Housewares....................... 0.1%
                     Insurance........................ 4.3%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.3%
                     Lodging.......................... 0.2%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 0.2%
                     Manufacturing.................... 4.3%
                     Media............................ 3.5%
                     Mining........................... 0.4%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 4.6%
                     Oil & Gas Services............... 0.5%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 7.3%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.2%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

Retail........................  6.0%
Savings & Loans...............  0.5%
Semiconductors................  2.4%
Software......................  4.7%
Telecommunications............  5.3%
Textiles......................  0.1%
Toys/Games/Hobbies............  0.1%
Transportation................  1.3%
Other......................... 15.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $34,049,527)........... $ 37,687,115
        Cash...............................................    1,955,769
        Dividends and interest receivable..................       55,995
        Receivable for capital shares issued...............    5,222,119
        Unrealized appreciation on swap contracts..........       34,644
        Variation margin on futures contracts..............       33,109
        Prepaid expenses...................................          550
                                                            ------------
         Total Assets......................................   44,989,301
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    2,575,426
        Advisory fees payable..............................       39,983
        Management services fees payable...................        6,262
        Administration fees payable........................        2,054
        Administrative services fees payable...............       18,896
        Distribution fees payable..........................       11,942
        Other accrued expenses.............................       46,927
                                                            ------------
         Total Liabilities.................................    2,701,490
                                                            ------------
      Net Assets........................................... $ 42,287,811
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 89,262,519
        Accumulated net investment income/(loss)...........          737
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (50,457,162)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................    3,481,717
                                                            ------------
      Net Assets........................................... $ 42,287,811
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,914,026
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.51
                                                            ============


      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    798,607
       Interest.............................................       58,256
                                                             ------------
        Total Investment Income.............................      856,863
                                                             ------------
     Expenses:
       Advisory fees........................................      422,488
       Management services fees.............................       84,498
       Administration fees..................................       29,769
       Administrative services fees.........................      228,343
       Distribution fees....................................      140,829
       Custody fees.........................................       85,318
       Fund accounting fees.................................       59,843
       Transfer agent fees..................................       66,370
       Other fees...........................................       75,994
                                                             ------------
        Total Expenses before reductions....................    1,193,452
        Less Expenses reduced by the Investment
         Advisor............................................      (78,953)
                                                             ------------
        Net Expenses........................................    1,114,499
                                                             ------------
     Net Investment Income/(Loss)...........................     (257,636)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (36,564,487)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................    8,609,417
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................   (3,410,068)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (31,365,138)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(31,622,774)
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


 Statements of Changes in Net Assets
                                                                        For the period
                                                        For the      January 22, 2001/(a)/
                                                      year ended           through
                                                   December 31, 2002  December 31, 2001
                                                   ----------------- --------------------
From Investment Activities:
Operations:
 Net investment income/(loss).....................  $      (257,636)    $    (240,155)
 Net realized gains/(losses) on investments,
   futures contracts and swap contracts...........      (27,955,070)      (22,495,990)
 Change in net unrealized
   appreciation/(depreciation) on investments,
   futures contracts and swap contracts...........       (3,410,068)        6,891,785
                                                    ---------------     -------------
 Change in net assets resulting from operations...      (31,622,774)      (15,844,360)
                                                    ---------------     -------------
Capital Transactions:
 Proceeds from shares issued......................    1,303,472,303       634,925,338
 Cost of shares redeemed..........................   (1,293,747,570)     (554,895,126)
                                                    ---------------     -------------
 Change in net assets resulting from capital
   transactions...................................        9,724,733        80,030,212
                                                    ---------------     -------------
 Change in net assets.............................      (21,898,041)       64,185,852
Net Assets:
 Beginning of period..............................       64,185,852                --
                                                    ---------------     -------------
 End of period....................................  $    42,287,811     $  64,185,852
                                                    ===============     =============
Share Transactions:
 Issued...........................................       71,283,187        26,514,721
 Redeemed.........................................      (71,195,947)      (23,687,935)
                                                    ---------------     -------------
 Change in shares.................................           87,240         2,826,786
                                                    ===============     =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


    Financial Highlights
   Selected data for a share of
   beneficial interest
   outstanding throughout the
   periods indicated.
                                                          For the period
                                       For the         January 22, 2001/(a)/
                                     year ended              through
                                  December 31, 2002     December 31, 2001
                                  -----------------    --------------------
   Net Asset Value, Beginning of
    Period.......................    $     22.71           $     30.00
                                     -----------           -----------
    Net investment income/(loss).          (0.08)/(b)/           (0.09)/(b)/
    Net realized and unrealized
      gains/(losses) on
      investments, futures
      contracts and swap
      contracts..................          (8.12)                (7.20)
                                     -----------           -----------
    Total income/(loss) from
      investment activities......          (8.20)                (7.29)
                                     -----------           -----------
   Net Asset Value, End of Period    $     14.51           $     22.71
                                     ===========           ===========
   Total Return..................         (36.11)%              (24.30)%/(c)/
   Ratios/Supplemental Data:
   Net assets, end of year.......    $42,287,811           $64,185,852
   Ratio of expenses to average
    net assets...................           1.98%                 1.94%/(d)/
   Ratio of net investment
    income/(loss) to average net
    assets.......................          (0.46)%               (0.42)%/(d)/
   Ratio of expenses to average
    net assets*..................           2.12%                 1.94%/(d)/
   Portfolio turnover............          1,249%                  682%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                            ProFund VP UltraMid-Cap

   For the period May 1, 2002 through December 31, 2002, the ProFund VP UltraMid-Cap had a NAV total return of -42.27%*, compared to a return of -20.42% for the unmanaged S&P MidCap 400 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index, which consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP UltraMid-Cap achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the S&P MidCap 400 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400 Index or any of the companies included in the S&P MidCap 400 Index.

                                    [CHART]

Value of a $10,000 Investment

       ProFund VP UltraMid-Cap   S&P MidCap 400
       -----------------------   --------------
  5/1/02      $10,000              $10,000
 6/30/02        7,917                9,065
 9/30/02        5,377                7,544
12/31/02        5,773                7,958

------------------------------------------
         Aggregate Total Return
               as of 12/31/02
------------------------------------------
                            Since
                          Inception
                          (5/1/02)
------------------------------------------
VP UltraMid-Cap           (42.27)%
------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from 5/1/02 to 12/31/02.

   The performance of the ProFund VP UltraMid-Cap is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002


             Common Stocks (83.0%)
                                                 Shares    Value
                                                 ------ -----------
            3Com Corp.*.........................  8,816 $    40,818
            99 Cents Only Stores*...............  1,624      43,621
            Abercrombie & Fitch Co.--Class A*...  2,552      52,214
            Activision, Inc.*...................  1,624      23,694
            Acxiom Corp.*.......................  2,088      32,113
            ADTRAN, Inc.*.......................    928      30,531
            Advanced Fibre Communications, Inc.*  2,088      34,828
            AdvancePCS*.........................  2,320      51,527
            Advent Software, Inc.*..............    928      12,649
            Affiliated Computer Services, Inc.--
             Class A*...........................  3,248     171,008
            AGCO Corp...........................  1,856      41,018
            AGL Resources, Inc..................  1,392      33,826
            Airborne, Inc.......................  1,160      17,203
            Airgas, Inc.*.......................  1,624      28,014
            AK Steel Holding Corp.*.............  2,784      22,272
            Alaska Air Group, Inc.*.............    696      15,068
            Albany International Corp.--Class A.    696      14,379
            Albemarle Corp......................    928      26,402
            Alexander & Baldwin, Inc............    928      23,933
            ALLETE, Inc.........................  2,088      47,356
            Alliant Energy Corp.................  2,320      38,396
            Allmerica Financial Corp............  1,392      14,059
            American Eagle Outfitters, Inc.*....  1,856      25,576
            American Financial Group, Inc.......  1,624      37,466
            American Water Works Co., Inc.......  2,552     116,065
            AmeriCredit Corp.*..................  3,480      26,935
            Amerus Group Co.....................    928      26,235
            Ametek, Inc.........................    928      35,719
            Apogent Technologies, Inc.*.........  2,552      53,082
            Apria Healthcare Group, Inc.*.......  1,392      30,958
            Aquilla, Inc........................  3,480       6,160
            Arch Coal, Inc......................  1,392      30,053
            Arrow Electronics, Inc.*............  2,552      32,640
            Arthur J. Gallagher & Co............  2,088      61,345
            ArvinMeritor, Inc...................  1,624      27,072
            Ascential Software Corp.*...........  6,264      15,034
            Associated Banc Corp................  1,856      62,993
            Astoria Financial Corp..............  2,320      62,988
            Atmel Corp.*........................ 11,600      25,868
            Avnet, Inc..........................  3,016      32,663
            Avocent Corp.*......................  1,160      25,775
            Bandag, Inc.........................    464      17,948
            Bank of Hawaii Corp.................  1,624      49,353
            Banknorth Group, Inc................  3,712      83,891
            Banta Corp..........................    696      21,764
            Barnes & Noble, Inc.*...............  1,624      29,346
            Barr Laboratories, Inc.*............  1,160      75,504
            Beckman Coulter, Inc................  1,624      47,940
            Belo (A.H.) Corp.--Class A..........  2,784      59,355
            BJ's Wholesale Club, Inc.*..........  1,856      33,965
            Black Hills Corp....................    696      18,458
            Blyth, Inc..........................  1,160      31,042
            Bob Evans Farms, Inc................    928      21,669
            Borders Group, Inc.*................  2,088      33,617
            BorgWarner, Inc.....................    696      35,092
            Bowater, Inc........................  1,392      58,395
            Brinker International, Inc.*........  2,320      74,820
            Broadwing, Inc.*....................  5,336      18,783
            Brown & Brown, Inc..................  1,624      52,488

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          C.H. Robinson Worldwide, Inc............. 2,088  $    65,146
          Cabot Corp............................... 1,624       43,101
          Cabot Microelectronics Corp.*............   696       32,851
          Cadence Design Systems, Inc.*............ 6,264       73,853
          Callaway Golf Co......................... 1,856       24,592
          Career Education Corp.*.................. 1,160       46,400
          Carlisle Companies, Inc..................   696       28,800
          Carmax, Inc.*............................ 2,784       49,778
          Carpenter Technology Corp................   464        5,777
          Catalina Marketing Corp.*................ 1,392       25,752
          CBRL Group, Inc.......................... 1,392       41,941
          CDW Computer Centers, Inc.*.............. 2,088       91,558
          Ceridian Corp.*.......................... 3,712       53,527
          Certegy, Inc.*........................... 1,624       39,869
          Charles River Laboratories International,
           Inc.*................................... 1,160       44,637
          CheckFree Holdings Corp.*................ 1,856       29,698
          Choicepoint, Inc.*....................... 2,088       82,455
          Church & Dwight, Inc.....................   928       28,239
          Cimarex Energy Co.*......................   103        1,844
          Cirrus Logic, Inc.*...................... 2,088        6,013
          City National Corp....................... 1,160       51,028
          Claire's Stores, Inc..................... 1,160       25,601
          Clayton Homes, Inc....................... 3,480       42,386
          CLECO Corp............................... 1,160       16,240
          CNF, Inc................................. 1,160       38,558
          Coach, Inc.*............................. 2,320       76,374
          Colonial BancGroup, Inc.................. 3,016       35,981
          Commerce Bancorp, Inc.................... 1,624       70,141
          Commscope, Inc.*......................... 1,624       12,830
          Compass Bancshares, Inc.................. 3,248      101,565
          Constellation Brands, Inc.*.............. 2,320       55,007
          Cooper Cameron Corp...................... 1,392       69,349
          Copart, Inc.*............................ 2,320       27,469
          Covance, Inc.*........................... 1,624       39,934
          Credence Systems Corp.*.................. 1,392       12,987
          Cree Research, Inc.*..................... 1,856       30,346
          Crompton Corp............................ 2,784       16,565
          CSG Systems International, Inc.*......... 1,392       19,001
          Cypress Semiconductor Corp.*............. 3,016       17,252
          Cytec Industries, Inc.*..................   928       25,316
          CYTYC Corp.*............................. 3,016       30,763
          D.R. Horton, Inc......................... 3,712       64,403
          Dean Foods Co.*.......................... 2,320       86,072
          DENTSPLY International, Inc.............. 1,856       69,043
          DeVRY, Inc.*............................. 1,624       26,975
          Dial Corp................................ 2,320       47,258
          Diebold, Inc............................. 1,856       76,504
          Dole Food Co., Inc....................... 1,392       45,351
          Dollar Tree Stores, Inc.*................ 2,784       68,403
          Donaldson Company, Inc................... 1,160       41,760
          DPL, Inc................................. 3,248       49,824
          DQE, Inc................................. 1,392       21,214
          Dreyer's Grand Ice Cream, Inc............   928       65,851
          DST Systems, Inc.*....................... 3,016      107,219
          Dun & Bradstreet Corp.*.................. 1,856       64,013
          Dycom Industries, Inc.*.................. 1,160       15,370
          Eaton Vance Corp......................... 1,624       45,878
          Education Management Corp.*..............   928       34,893
          Edwards (A.G.), Inc...................... 2,088       68,820

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Edwards Lifesciences Corp.*............ 1,392  $    35,454
           EGL, Inc.*............................. 1,160       16,530
           Emmis Communications Corp.*............ 1,392       28,995
           Energizer Holdings, Inc.*.............. 2,320       64,728
           Energy East Corp....................... 2,784       61,499
           Ensco International, Inc............... 3,248       95,654
           Entercom Communications Corp.*......... 1,160       54,427
           Equitable Resources, Inc............... 1,624       56,905
           ETRADE Group, Inc.*.................... 8,816       42,846
           Everest Re Group, Ltd.................. 1,160       64,148
           Expeditors International of Washington,
            Inc................................... 2,784       90,898
           Express Scripts, Inc.--Class A*........ 2,088      100,308
           Extended Stay America, Inc.*........... 2,320       34,220
           Fairchild Semiconductor International,
            Inc.*................................. 2,784       29,817
           Fastenal Co............................ 1,856       69,396
           Federal Signal Corp.................... 1,160       22,527
           FEI Co.*...............................   696       10,642
           Ferro Corp.............................   928       22,671
           Fidelity National Financial, Inc....... 2,320       76,166
           First Health Group Corp.*.............. 2,552       62,140
           First Virginia Banks, Inc.............. 1,856       69,099
           FirstMerit Corp........................ 2,088       45,226
           Flowserve Corp.*....................... 1,392       20,588
           FMC Corp.*.............................   928       25,353
           FMC Technologies, Inc.*................ 1,624       33,178
           Forest Oil Corp.*...................... 1,160       32,074
           Fuller (H. B.) Co......................   696       18,012
           Furniture Brands International, Inc.*.. 1,392       33,199
           Gartner Group, Inc.--Class B*.......... 2,088       19,732
           GATX Corp.............................. 1,160       26,471
           Gentex Corp.*.......................... 1,856       58,724
           Gilead Sciences, Inc.*................. 4,872      165,648
           Glatfelter (P.H.) Co................... 1,160       15,266
           GrafTech International, Ltd.*.......... 1,392        8,296
           Granite Construction, Inc..............   928       14,384
           Grant Prideco, Inc.*................... 3,016       35,106
           Great Plains Energy, Inc............... 1,624       37,157
           Greater Bay Bancorp.................... 1,160       20,056
           GreenPoint Financial Corp.............. 2,552      115,299
           GTECH Holdings Corp.*.................. 1,392       38,781
           Hanover Compressor Co.*................ 1,624       14,908
           Harris Corp............................ 1,624       42,711
           Harsco Corp............................   928       29,594
           Harte-Hanks, Inc....................... 3,480       64,972
           Hawaiian Electric Industries, Inc......   928       40,813
           HCC Insurance Holdings, Inc............ 1,624       39,950
           Health Net, Inc.*...................... 3,016       79,622
           Helmerich & Payne, Inc................. 1,160       32,376
           Henry (Jack) & Associates, Inc......... 2,320       27,933
           Henry Schein, Inc.*.................... 1,160       52,200
           Herman Miller, Inc..................... 1,856       34,150
           Hibernia Corp.......................... 3,944       75,961
           Hillenbrand Industries, Inc............ 1,624       78,455
           Hispanic Broadcasting Corp.--Class A*.. 2,784       57,211
           HON Industries, Inc.................... 1,392       39,366
           Horace Mann Educators Corp.............   928       14,226
           Hormel Foods Corp...................... 3,480       81,188
           Hospitality Properties Trust........... 1,624       57,165

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Hubbell, Inc.--Class B............. 1,392  $    48,916
             ICN Pharmaceuticals, Inc........... 2,088       22,780
             IDACORP, Inc.......................   928       23,042
             IDEC Pharmaceuticals Corp.*........ 3,712      123,128
             Imation Corp.*.....................   928       32,554
             IMC Global, Inc.................... 2,784       29,705
             Incyte Genomics, Inc.*............. 1,624        7,405
             Independence Community Bank Corp... 1,392       35,329
             IndyMac Bancorp, Inc.*............. 1,392       25,738
             InFocus Corp.*.....................   928        5,716
             Integrated Device Technology, Inc.* 2,552       21,360
             International Rectifier Corp.*..... 1,624       29,979
             International Speedway Corp........ 1,392       51,908
             Internet Security Systems, Inc.*... 1,160       21,263
             Intersil Corp.--Class A*........... 3,480       48,511
             Interstate Bakeries Corp........... 1,160       17,690
             Investment Technology Group, Inc.*. 1,160       25,938
             Investors Financial Services Corp.. 1,624       44,481
             IVAX Corp.*........................ 4,872       59,097
             J.B. Hunt Transport Services, Inc.*   928       27,190
             Jacobs Engineering Group, Inc.*.... 1,392       49,555
             JM Smucker Co...................... 1,160       46,180
             Kaydon Corp........................   696       14,762
             Keane, Inc.*....................... 1,856       16,685
             Kelly Services, Inc.--Class A......   928       22,931
             KEMET Corp.*....................... 2,088       18,249
             Kennametal, Inc....................   928       31,997
             Korn/Ferry International*..........   928        6,941
             Krispy Kreme Doughnuts, Inc.*...... 1,392       47,008
             L-3 Communications Holdings, Inc.*. 1,856       83,353
             LaBranche & Co., Inc.*............. 1,392       37,083
             Lam Research Corp.*................ 3,248       35,078
             Lancaster Colony Corp..............   928       36,266
             Lattice Semiconductor Corp.*....... 2,784       24,416
             Lear Corp.*........................ 1,624       54,046
             Lee Enterprises, Inc............... 1,160       38,883
             Legato Systems, Inc.*.............. 2,784       14,004
             Legg Mason, Inc.................... 1,624       78,830
             Lennar Corp........................ 1,624       83,799
             Leucadia National Corp............. 1,392       51,936
             Liberty Property Trust............. 1,856       59,280
             LifePoint Hospitals, Inc.*.........   928       27,776
             Lincare Holdings, Inc.*............ 2,784       88,031
             Longs Drug Stores Corp.............   928       19,247
             Longview Fibre Co.................. 1,160        8,387
             LTX Corp.*......................... 1,160        6,995
             Lubrizol Corp...................... 1,160       35,380
             Lyondell Chemical Co............... 3,944       49,851
             M&T Bank Corp...................... 2,320      184,093
             Macromedia, Inc.*.................. 1,392       14,825
             Macrovision Corp.*................. 1,160       18,606
             Mandalay Resort Group*............. 1,624       49,711
             Manpower, Inc...................... 1,856       59,206
             Martin Marietta Materials.......... 1,160       35,566
             McCormick & Company, Inc........... 3,480       80,736
             McDATA Corp.--Class A*............. 2,784       19,766
             MDU Resources Group, Inc........... 1,856       47,903
             Media General, Inc.--Class A.......   464       27,817
             Mentor Graphics Corp.*............. 1,624       12,765
             Mercantile Bankshares Corp......... 1,624       62,670

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Metris Cos., Inc................... 1,624  $     4,011
             Michaels Stores, Inc.*............. 1,624       50,831
             Micrel, Inc.*...................... 2,320       20,834
             Microchip Technology, Inc.......... 4,872      119,119
             Millennium Pharmaceuticals, Inc.*.. 6,960       55,262
             Minerals Technologies, Inc.........   464       20,022
             Modine Manufacturing Co............   928       16,407
             Mohawk Industries, Inc.*........... 1,624       92,487
             MONY Group, Inc.................... 1,160       27,770
             MPS Group, Inc.*................... 2,552       14,138
             Murphy Oil Corp.................... 2,320       99,412
             Mylan Laboratories, Inc............ 3,016      105,258
             National Commerce Financial Corp... 5,104      121,731
             National Fuel Gas Co............... 2,088       43,284
             National Instruments Corp.*........ 1,392       45,226
             National-Oilwell, Inc.*............ 2,088       45,602
             Neiman Marcus Group, Inc.--Class A* 1,160       35,252
             Network Associates, Inc.*.......... 3,712       59,726
             Neuberger Berman, Inc.............. 1,856       62,157
             New Plan Excel Realty Trust, Inc... 2,320       44,289
             New York Community Bancorp......... 2,552       73,702
             Newport Corp.*.....................   928       11,656
             Noble Energy, Inc.................. 1,392       52,270
             Nordson Corp.......................   928       23,042
             Northeast Utilities System......... 3,480       52,792
             NSTAR.............................. 1,392       61,791
             Ocean Energy, Inc.................. 4,408       88,028
             OGE Energy Corp.................... 1,856       32,666
             Ohio Casualty Corp.*............... 1,392       18,026
             Old Republic International Corp.... 3,016       84,448
             Olin Corp.......................... 1,392       21,646
             Omnicare, Inc...................... 2,320       55,286
             ONEOK, Inc......................... 1,392       26,726
             Outback Steakhouse, Inc............ 1,856       63,921
             Overture Services, Inc.*........... 1,392       38,016
             Oxford Health Plans, Inc.*......... 2,088       76,108
             PacifiCare Health Systems, Inc.*...   928       26,077
             Packaging Corporation of America*.. 2,552       46,548
             Papa John's International, Inc.*...   464       12,936
             Park Place Entertainment Corp.*.... 7,424       62,361
             Patterson Dental Co.*.............. 1,624       71,034
             Patterson-UTI Energy, Inc.*........ 1,856       55,996
             Payless ShoeSource, Inc.*..........   464       23,882
             Peabody Energy Corp................ 1,160       33,907
             Pentair, Inc....................... 1,160       40,078
             Pepco Holdings, Inc................ 2,547       49,386
             PepsiAmericas, Inc................. 3,944       52,968
             Perrigo Co.*....................... 1,856       22,550
             Petsmart, Inc.*.................... 3,480       59,612
             Pier 1 Imports, Inc................ 2,320       43,918
             Pioneer Natural Resources Co.*..... 2,784       70,296
             Pittston Brink's Group............. 1,392       25,724
             Plantronics, Inc.*................. 1,160       17,551
             Plexus Corp.*......................   928        8,148
             PMI Group, Inc..................... 2,320       69,693
             PNM Resources, Inc.................   928       22,105
             Polycom, Inc.*..................... 2,552       24,295
             Potlatch Corp......................   696       16,620
             Powerwave Technologies, Inc.*...... 1,624        8,770
             Precision Castparts Corp........... 1,392       33,756

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Price Communications Corp.*............ 1,392  $    19,251
           Pride International, Inc.*............. 3,248       48,395
           Protective Life Corp................... 1,624       44,692
           Protein Design Labs, Inc.*............. 2,088       17,748
           Provident Financial Group, Inc......... 1,160       30,195
           Puget Energy, Inc...................... 2,088       46,040
           Quanta Services, Inc.*................. 1,624        5,684
           Quantum Corp.*......................... 3,944       10,530
           Questar Corp........................... 2,088       58,088
           Radian Group, Inc...................... 2,320       86,188
           Rayonier, Inc..........................   696       31,494
           Reader's Digest Association, Inc....... 2,552       38,535
           Republic Services, Inc.*............... 4,176       87,612
           Retek, Inc.*........................... 1,392        3,786
           Reynolds & Reynolds Co................. 1,624       41,363
           RF Micro Devices, Inc.*................ 4,176       30,610
           Rollins, Inc...........................   696       17,713
           Roslyn Bancorp, Inc.................... 2,088       37,647
           Ross Stores, Inc....................... 1,856       78,676
           RPM, Inc............................... 2,784       42,540
           RSA Security, Inc.*.................... 1,392        8,338
           Ruddick Corp........................... 1,160       15,880
           Saks, Inc.*............................ 3,480       40,855
           Sandisk Corp.*......................... 1,624       32,967
           SCANA Corp............................. 2,552       79,010
           Scholastic Corp.*......................   928       33,362
           Schulman (A.), Inc.....................   696       12,953
           SEI Investments Co..................... 2,784       75,669
           Semtech Corp.*......................... 1,856       20,268
           Sensient Technologies Corp............. 1,160       26,065
           Sepracor, Inc.*........................ 2,088       20,191
           Sequa Corp.--Class A*..................   232        9,074
           SICOR, Inc.*........................... 3,016       47,804
           Sierra Pacific Resources............... 2,552       16,588
           Silicon Valley Bancshares*............. 1,160       21,170
           Six Flags, Inc.*....................... 2,320       13,247
           Smith International, Inc.*............. 2,320       75,678
           Smithfield Foods, Inc.*................ 2,784       55,235
           Solutia, Inc........................... 2,552        9,264
           Sonoco Products Co..................... 2,320       53,198
           Sotheby's Holdings, Inc.--Class A*..... 1,624       14,616
           Sovereign Bancorp, Inc................. 6,496       91,269
           SPX Corp.*............................. 1,856       69,508
           StanCorp Financial Group, Inc..........   696       34,000
           STERIS Corp.*.......................... 1,624       39,382
           Storage Technology Corp.*.............. 2,552       54,664
           Superior Industries International, Inc.   696       28,787
           Swift Transportation Co., Inc.*........ 2,088       41,798
           Sybase, Inc.*.......................... 2,552       34,197
           Sykes Enterprises, Inc.*...............   928        3,044
           Sylvan Learning Systems, Inc.*.........   928       15,219
           Symantec Corp.*........................ 3,480      140,974
           Synopsys, Inc.*........................ 1,856       85,654
           TCF Financial Corp..................... 1,856       81,089
           Tech Data Corp.*....................... 1,392       37,528
           Tecumseh Products Co...................   464       20,476
           Teleflex, Inc..........................   928       39,802
           Telephone & Data Systems, Inc.......... 1,392       65,451
           The Cheesecake Factory, Inc.*.......... 1,160       41,934
           Tidewater, Inc......................... 1,392       43,291

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
         Timberland Co.--Class A*..............        928 $    33,046
         Titan Corp.*..........................      1,856      19,302
         Tootsie Roll Industries, Inc..........      1,392      42,707
         Transaction Systems Architects, Inc.*.        928       6,032
         Triad Hospitals, Inc.*................      1,856      55,364
         Trinity Industries, Inc...............      1,160      21,994
         TriQuint Semiconductor, Inc.*.........      3,248      13,772
         Tyson Foods, Inc.--Class A............      8,816      98,916
         Unifi, Inc.*..........................      1,392       7,308
         United Rentals, Inc.*.................      1,856      19,971
         Unitrin, Inc..........................      1,624      47,453
         Universal Corp........................        696      25,724
         Universal Health Services, Inc.--
          Class B*.............................      1,392      62,779
         Valassis Communications, Inc.*........      1,392      40,967
         Valero Energy Corp....................      2,552      94,271
         Valspar Corp..........................      1,160      51,248
         Varco International, Inc.*............      2,320      40,368
         Varian Medical Systems, Inc.*.........      1,624      80,551
         Varian, Inc.*.........................        696      19,968
         Vectren Corp..........................      1,624      37,352
         Vertex Pharmaceuticals, Inc.*.........      1,856      29,418
         Viad Corp.............................      2,320      51,852
         Vishay Intertechnology, Inc.*.........      3,944      44,094
         VISX, Inc.*...........................      1,392      13,335
         Waddell & Reed Financial, Inc.........      2,088      41,071
         Wallace Computer Services, Inc........        928      19,961
         Washington Post Co.--Class B..........        232     171,216
         Wausau-Mosinee Paper Corp.............      1,392      15,618
         Weatherford International, Ltd.*......      3,016     120,430
         Webster Financial Corp................      1,160      40,368
         Westamerica Bancorporation............        928      37,287
         Westar Energy, Inc....................      1,856      18,374
         Western Gas Resources, Inc............        928      34,197
         Westwood One, Inc.*...................      2,552      95,343
         WGL Holdings, Inc.....................      1,160      27,747
         Whole Foods Market, Inc.*.............      1,392      73,400
         Williams-Sonoma, Inc.*................      2,784      75,586
         Wilmington Trust Corp.................      1,624      51,448
         Wind River Systems, Inc.*.............      1,856     807,610
         Wisconsin Energy Corp.................      2,784      70,157
         WPS Resources Corp....................        696      27,019
         XTO Energy, Inc.......................      3,016      74,495
         York International Corp...............        928      23,729
                                                           -----------
         TOTAL COMMON STOCKS...................             17,249,412
                                                           -----------
          Federal Home Loan Bank (21.0%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $4,367,000   4,366,879
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              4,366,879
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $20,969,821)/(a)/--104.0%......             21,616,291
         Net other assets/(liabilities)--(4.0)%               (839,048)
                                                           -----------
         NET ASSETS--100.0%....................            $20,777,243
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $23,199,686 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,229,865. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   741,345
                   Unrealized depreciation.....  (2,324,740)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,583,395)
                                                ===========

The ProFund VP UltraMid-Cap's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:


                     Advertising...................... 0.4%
                     Aerospace/Defense................ 0.5%
                     Agriculture...................... 0.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.6%
                     Auto Parts & Equipment........... 0.9%
                     Banks............................ 6.3%
                     Beverages........................ 0.5%
                     Biotechnology.................... 1.2%
                     Building Materials............... 0.3%
                     Chemicals........................ 2.5%
                     Coal............................. 0.3%
                     Commercial Services.............. 2.8%
                     Computers........................ 3.9%
                     Distribution/Wholesale........... 0.5%
                     Diversified Financial Services... 2.1%
                     Electric......................... 4.2%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 1.0%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.6%
                     Environmental Control............ 0.4%
                     Food............................. 3.5%
                     Forest Products & Paper.......... 0.7%
                     Gas.............................. 0.4%
                     Hand/Machine Tools............... 0.2%
                     Healthcare--Products............. 2.7%
                     Healthcare--Services............. 2.3%
                     Home Builders.................... 0.9%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.6%
                     Insurance........................ 4.1%
                     Internet......................... 1.8%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.1%
                     Lodging.......................... 0.7%
                     Machinery--Diversified........... 0.6%
                     Manufacturing.................... 1.7%
                     Media............................ 2.9%
                     Metal Fabricate/Hardware......... 0.2%
                     Office Furnishings............... 0.4%
                     Oil & Gas........................ 3.6%
                     Oil & Gas Services............... 2.3%
                     Packaging & Containers........... 0.5%
                     Pharmaceuticals.................. 3.6%
                     Pipelines........................ 1.0%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

                       Real Estate Investment Trust  0.8%
                       Retail......................  5.8%
                       Savings & Loans.............  2.2%
                       Semiconductors..............  2.2%
                       Software....................  2.0%
                       Telecommunications..........  1.7%
                       Textiles....................  0.6%
                       Transportation..............  1.5%
                       Trucking & Leasing..........  0.1%
                       Water.......................  0.6%
                       Other....................... 17.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $20,969,821)............ $21,616,291
        Cash................................................     316,595
        Dividends and interest receivable...................      16,772
        Receivable for investments sold.....................   2,971,718
        Receivable for capital shares issued................     415,994
        Unrealized appreciation on swap contracts...........     136,596
        Variation margin on futures contracts...............      17,292
                                                             -----------
         Total Assets.......................................  25,491,258
                                                             -----------
      Liabilities:
        Payable for capital shares redeemed.................   4,655,095
        Advisory fees payable...............................      26,003
        Management services fees payable....................       3,650
        Administration fees payable.........................       1,198
        Administrative services fees payable................      10,126
        Distribution fees payable...........................       7,008
        Other accrued expenses..............................      10,935
                                                             -----------
         Total Liabilities..................................   4,714,015
                                                             -----------
      Net Assets............................................ $20,777,243
                                                             ===========
      Net Assets consist of:
        Capital............................................. $27,213,836
        Accumulated net investment income/(loss)............      (1,514)
        Net realized gains/(losses) on investments, futures
         contracts and swap contracts.......................  (7,218,145)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts.....................     783,066
                                                             -----------
      Net Assets............................................ $20,777,243
                                                             ===========
        Shares of Beneficial Interest Outstanding...........   1,199,587
                                                             ===========
        Net Asset Value (offering and redemption price per
         share)............................................. $     17.32
                                                             ===========


       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    59,407
        Interest.............................................      26,037
                                                              -----------
         Total Investment Income.............................      85,444
                                                              -----------
      Expenses:
        Advisory fees........................................      50,875
        Management services fees.............................      10,175
        Administration fees..................................       2,353
        Administrative services fees.........................      26,768
        Distribution fees....................................      16,958
        Custody fees.........................................      32,014
        Fund accounting fees.................................       7,155
        Transfer agent fees..................................       3,861
        Other fees...........................................       9,831
                                                              -----------
         Total Expenses before reductions....................     159,990
         Less Expenses reduced by the Investment
          Advisor............................................     (25,730)
                                                              -----------
         Net Expenses........................................     134,260
                                                              -----------
      Net Investment Income/(Loss)...........................     (48,816)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........  (3,323,324)
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (3,969,899)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................     783,066
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  (6,510,157)
                                                              -----------
        Change in Net Assets Resulting from
         Operations.......................................... $(6,558,973)
                                                              ===========

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap

 Statement of Changes in Net Assets
                                                                                           For the period
                                                                                          May 1, 2002/(a)/
                                                                                               through
                                                                                          December 31, 2002
                                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (48,816)
  Net realized gains/(losses) on investments, futures contracts and swap contracts.......      (7,293,223)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         783,066
                                                                                            -------------
  Change in net assets resulting from operations.........................................      (6,558,973)
                                                                                            -------------
Capital Transactions:
  Proceeds from shares issued............................................................     379,471,152
  Cost of shares redeemed................................................................    (352,134,936)
                                                                                            -------------
  Change in net assets resulting from capital transactions...............................      27,336,216
                                                                                            -------------
  Change in net assets...................................................................      20,777,243
Net Assets:
  Beginning of period....................................................................              --
                                                                                            -------------
  End of period..........................................................................   $  20,777,243
                                                                                            =============
Share Transactions:
  Issued.................................................................................      19,455,653
  Redeemed...............................................................................     (18,256,066)
                                                                                            -------------
  Change in shares.......................................................................       1,199,587
                                                                                            =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                                      For the period
                                                                                                     May 1, 2002/(a)/
                                                                                                          through
                                                                                                     December 31, 2002
                                                                                                     -----------------
Net Asset Value, Beginning of Period................................................................    $     30.00
                                                                                                        -----------
Investment Activities:
 Net investment income/(loss).......................................................................          (0.09)/(b)/
 Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts....         (12.59)
                                                                                                        -----------
 Total income/(loss) from investment activities.....................................................         (12.68)
                                                                                                        -----------
Net Asset Value, End of Period......................................................................    $     17.32
                                                                                                        ===========
Total Return........................................................................................         (42.27)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.............................................................................    $20,777,243
Ratio of expenses to average net assets.............................................................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.........................................          (0.72)%/(d)/
Ratio of expenses to average net assets*............................................................           2.36%/(d)/
Portfolio turnover..................................................................................          2,654%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                           ProFund VP UltraSmall-Cap

   For the year ended December 31, 2002, the ProFund VP UltraSmall-Cap had a NAV total return of -42.61%*, compared to a return of -21.58% for the unmanaged Russell 2000(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the ProFund VP UltraSmall-Cap achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

Value of a $10,000 Investment

                  [CHART]

             ProFund VP Ultra Small-Cap  Russell 2000
             --------------------------  ------------
10/18/99             $10,000              $10,000
12/31/99              11,997               12,344
 3/31/00              12,643               13,184
 6/30/00              11,587               12,649
 9/30/00              11,420               12,750
12/31/00               9,340               11,825
 3/31/01               7,825               11,018
 6/30/01               9,889               12,540
 9/30/01               6,012                9,901
12/31/01               8,630               11,946
 3/31/01               9,202               12,385
 6/30/01               7,520               11,314
 9/30/01               4,554                8,859
12/31/01               4,953                9,220

--------------------------------------------------
           Average Annual Total Return
                 as of 12/31/02
--------------------------------------------------
                                          Since
                                        Inception
                    1 Year    3 Year    (10/18/99)
--------------------------------------------------
VP UltraSmall-Cap  (42.61)%  (25.54)%    (19.70)%
--------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from 10/18/99 to 12/31/02.

   The performance of the ProFund VP UltraSmall-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks (85.5%)
                                                 Shares    Value
                                                 ------ -----------
            @ROAD, Inc.*........................   916  $     3,783
            1-800 CONTACTS, Inc.*...............   244        6,727
            1-800-FLOWERS.COM, Inc.*............   540        3,375
            1st Source Corp.....................   633       10,603
            3D Systems Corp.*...................   347        2,707
            3TEC Energy Corp.*..................   686        9,734
            4Kids Entertainment, Inc.*..........   413        9,119
            7-Eleven, Inc.*..................... 1,008        7,560
            A.C. Moore Arts & Crafts, Inc.*.....   529        6,724
            A.M. Castle & Co.*..................   302        1,374
            Aaon, Inc.*.........................   413        7,612
            AAR Corp............................ 1,119        5,763
            Aaron Rents, Inc....................   619       13,544
            ABC Bancorp.........................   432        5,594
            Abgenix, Inc.*...................... 3,414       25,161
            ABIOMED, Inc.*......................   545        1,984
            ABM Industries, Inc................. 1,648       25,544
            Acacia Research--Acacia Technologies   858        2,068
            Acacia Research--CombiMatrix*.......   479        1,744
            Acadia Realty Trust.................   585        4,341
            Acclaim Entertainment, Inc.*........ 3,042        2,008
            ACME Communications, Inc.*..........   403        3,212
            Actel Corp.*........................   919       14,906
            Acterna Corp.*...................... 1,170          187
            Action Performance Cos., Inc........   683       12,977
            Active Power, Inc.*................. 1,464        2,606
            Actuant Corp.*......................   400       18,580
            Actuate Corp.*...................... 1,927        3,411
            Acuity Brands, Inc.................. 1,810       24,507
            ADE Corp.*..........................   408        2,436
            Administaff, Inc.*..................   834        5,004
            Adolor Corp.*....................... 1,363       18,700
            ADTRAN, Inc.*.......................   884       29,084
            Advanced Digital Information Corp.*. 2,722       18,265
            Advanced Energy Industries, Inc.*...   724        9,209
            Advanced Marketing Services, Inc....   614        9,026
            Advanced Neuromodulation Systems,
             Inc.*..............................   387       13,583
            Advanced Power Technology, Inc.*....   240          780
            Advanta Corp.--Class B..............   966        9,071
            Advisory Board Co.*.................   243        7,266
            ADVO, Inc.*.........................   823       27,019
            AEP Industries, Inc.*...............   177        2,313
            Aeroflex, Inc.*..................... 2,621       18,085
            Aeropostale, Inc.*..................   545        5,761
            Aether Systems, Inc.*............... 1,580        5,941
            AFC Enterprises, Inc.*..............   574       12,060
            Aftermarket Technology Corp.*.......   328        4,756
            Agile Software Corp.*............... 1,646       12,740
            AGL Resources, Inc.................. 2,441       59,315
            Airborne, Inc....................... 2,110       31,291
            Airgas, Inc.*....................... 2,520       43,469
            AirGate PCS, Inc.*.................. 1,069          663
            AirTran Holdings, Inc.*............. 2,754       10,741
            Akamai Technologies, Inc.*.......... 4,301        7,441
            Aksys, Ltd.*........................ 1,114        5,904
            Alabama National BanCorporation.....   424       18,443
            Alamo Group, Inc....................   268        3,283
            Alamosa Holdings, Inc.*............. 3,222        1,675
            ALARIS Medical, Inc.*...............   619        3,776

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Alaska Air Group, Inc.*................. 1,053  $    22,798
          Alaska Communications Systems Holdings,
           Inc.*..................................   268          493
          Albany International Corp.--Class A..... 1,035       21,383
          Albany Molecular Research, Inc.*........   903       13,356
          Alderwoods Group, Inc.*................. 1,742        8,238
          Alexander & Baldwin, Inc................ 1,784       46,009
          Alexander's, Inc.*......................    85        5,487
          Alexandria Real Estate Equities, Inc....   775       33,015
          Alexion Pharmaceuticals, Inc.*..........   793       11,197
          Alfa Corp............................... 1,522       18,281
          Alico, Inc..............................   145        3,857
          Align Technology, Inc.*................. 1,445        3,990
          Alkermes, Inc.*......................... 2,381       14,929
          Allegiance Telecom, Inc.*............... 4,784        3,205
          Allegiant Bancorp., Inc.................   516        9,406
          Allen Telecom, Inc.*.................... 1,200       11,364
          Alliance Gaming Corp.*.................. 1,847       31,455
          Alliance Imaging, Inc.*.................   508        2,692
          Alliance Semiconductor Corp.*...........   974        3,828
          Allos Therapeutics, Inc.*............... 1,003        7,543
          Alloy, Inc.*............................ 1,363       14,924
          Allscripts Healthcare Solution, Inc.*... 1,010        2,414
          Alpharma, Inc........................... 1,292       15,388
          Altiris, Inc.*..........................   219        3,486
          Ambassadors Groups, Inc.*...............   243        3,145
          AMC Entertainment, Inc.*................ 1,282       11,346
          AMCOL International Corp................   866        5,023
          Amcore Financial, Inc................... 1,079       23,414
          AMERCO*.................................   435        1,923
          American Capital Strategies, Ltd........ 1,811       39,099
          American Financial Holdings, Inc........   932       27,848
          American Healthways, Inc.*..............   465        8,138
          American Home Mortgage Holdings, Inc....   376        4,136
          American Italian Pasta Co.*.............   724       26,050
          American Management Systems, Inc.*...... 1,710       20,503
          American Medical Security Group, Inc.*..   268        3,747
          American Medical Systems Holdings, Inc.*   852       13,811
          American National Bankshares, Inc.......   252        6,552
          American Pharmaceutical Partners, Inc.*.   371        6,604
          American Physicians Capital, Inc........   379        7,129
          American States Water Co................   662       15,325
          American Superconductor Corp.*..........   897        2,700
          American Tower Corp.*................... 7,063       24,932
          American Woodmark Corp..................   201        9,548
          AMERIGROUP Corp.*.......................   419       12,700
          AmeriPath, Inc.*........................ 1,229       26,423
          Ameristar Casinos, Inc.*................   453        6,387
          Ameritrade Holding Corp.*............... 4,018       22,741
          Ameron International Corp...............   156        8,603
          Ametek, Inc............................. 1,442       55,504
          Amli Residential Properties Trust.......   585       12,449
          AmSurg Corp. *..........................   892       18,224
          Amylin Pharmaceuticals, Inc.*........... 2,677       43,207
          ANADIGICS, Inc.*........................ 1,340        3,457
          Analogic Corp...........................   291       14,634
          Anaren Microwave, Inc.*.................   982        8,642
          Anchor BanCorp Wisconsin, Inc...........   921       19,111
          Angelica Corp...........................   376        7,764
          Anixter International, Inc.*............ 1,363       31,689

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           AnnTaylor Stores Corp.*................  1,921 $    39,226
           Answerthink, Inc.*.....................  2,049       5,123
           ANSYS, Inc.*...........................    641      12,948
           Anteon International Corp.*............    657      15,767
           Anthracite Capital, Inc................  2,007      21,876
           Antigenics, Inc.*......................    958       9,810
           Anworth Mortgage Asset Corp............  1,056      13,274
           APAC Customer Services, Inc.*..........  1,125       2,633
           Apex Mortgage Capital, Inc.............  1,277       8,352
           Aphton Corp.*..........................    892       3,470
           Apogee Enterprises, Inc................  1,237      11,072
           Applera Corp.--Celera Genomics Group*..  3,002      28,669
           Applica, Inc.*.........................    705       3,525
           Applied Films Corp.*...................    481       9,615
           Applied Industrial Technologies, Inc...    837      15,819
           Applied Molecular Evolution, Inc.*.....    585       1,199
           Apria Healthcare Group, Inc.*..........  1,782      39,632
           Arbitron, Inc.*........................  1,282      42,946
           Arch Chemicals, Inc....................    876      15,987
           Arch Coal, Inc.........................  1,978      42,705
           Arctic Cat, Inc........................    657      10,512
           Arden Group, Inc.*.....................     58       3,510
           Arena Pharmaceuticals, Inc.*...........    850       5,534
           Argonaut Group, Inc....................    942      13,895
           Argosy Gaming Co.*.....................  1,088      20,596
           Ariad Pharmaceuticals, Inc.*...........  1,358       3,259
           Ariba, Inc.*........................... 11,552      28,649
           Arkansas Best Corp.*...................    937      24,344
           Armor Holdings, Inc.*..................  1,032      14,211
           ArQule, Inc.*..........................    927       2,827
           Array Biopharma, Inc.*.................    841       4,668
           Arris Group, Inc.*.....................  2,857      10,199
           Arrow Financial Corp...................    277       8,523
           Arrow International, Inc...............    406      16,513
           Artesyn Technologies, Inc.*............  1,294       4,969
           ArthroCare Corp.*......................    953       9,387
           Artisan Components, Inc.*..............    648       9,999
           Asbury Automotive Group, Inc.*.........    334       2,809
           Ascent Media Group, Inc.--Class A*.....    270         302
           Ascential Software Corp.*.............. 10,547      25,313
           AsiaInfo Holdings, Inc.*...............  1,263       8,008
           Aspect Communications Corp.*...........  2,295       6,518
           Aspen Technology, Inc.*................  1,670       4,726
           Associated Estates Realty Corp.........    707       4,772
           Astec Industries, Inc.*................    664       6,594
           AstroPower, Inc.*......................    815       6,512
           Asyst Technologies, Inc.*..............  1,668      12,260
           Ata Holdings Corp.*....................    139         635
           Atherogenics, Inc.*....................  1,086       8,047
           Atlantic Coast Airlines Holdings, Inc.*  1,774      21,341
           Atlas Air, Inc.*.......................    720       1,087
           ATMI, Inc.*............................  1,181      21,872
           Atmos Energy Corp......................  1,806      42,116
           Atrix Laboratories, Inc.*..............    892      13,682
           Atwood Oceanics, Inc.*.................    390      11,739
           Audiovox Corp.--Class A*...............    732       7,570
           August Technology Corp.*...............    318       1,609
           Aurora Foods, Inc.*....................  1,107         863
           Avanex Corp.*..........................  2,559       2,682
           AVANIR Pharmaceuticals--Class A*.......  2,549       2,549

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Avatar Holdings, Inc.*.................   187  $     4,301
           Avenue A, Inc.*........................ 1,517        4,399
           Aviall, Inc.*..........................   815        6,561
           Avid Technology, Inc.*................. 1,088       24,970
           Avigen, Inc.*..........................   876        5,002
           Avista Corp............................ 2,086       24,114
           Avocent Corp.*......................... 1,816       40,352
           Axcelis Technologies, Inc.*............ 4,280       24,007
           AXT, Inc.*.............................   813        1,463
           Aztar Corp.*........................... 1,496       21,363
           Baldor Electric Co..................... 1,328       26,228
           Baldwin & Lyons, Inc.--Class B.........   251        5,911
           Bally Total Fitness Holding Corp.*..... 1,347        9,550
           BancFirst Corp.........................   168        7,896
           Bandag, Inc............................   455       17,599
           Bank Mutual Corp.......................   484       11,195
           Bank of Granite Corp...................   595       10,413
           Bank of the Ozarks, Inc................   191        4,477
           Bankatlantic Bancorp, Inc.--Class A.... 1,819       17,190
           BankUnited Financial Corp.--Class A*...   932       15,080
           Banner Corp............................   450        8,487
           Banta Corp............................. 1,091       34,115
           Barnes Group, Inc......................   450        9,158
           BARRA, Inc.*...........................   654       19,836
           Bassett Furniture Industries, Inc......   439        6,286
           Bay View Capital Corp.*................ 2,739       15,749
           BE Aerospace, Inc.*.................... 1,559        5,675
           Beasley Broadcast Group, Inc.--Class A*   256        3,062
           Beazer Homes U.S.A., Inc.*.............   521       31,572
           Bebe Stores, Inc.*.....................   188        2,519
           Bedford Property Investors, Inc........   631       16,210
           BEI Technologies, Inc..................   476        5,326
           Bel Fuse, Inc.--Class B................   427        8,604
           Belden, Inc............................   990       15,068
           Bell Microproducts, Inc.*..............   757        4,194
           Benchmark Electronics, Inc.*...........   991       28,402
           Benihana, Inc.--Class A*...............   206        2,781
           Bentley Pharmaceuticals, Inc.*.........   529        4,258
           Berkshire Hills Bancorp, Inc...........   270        6,359
           Berry Petroleum Co.--Class A...........   720       12,276
           Beverly Enterprises, Inc.*............. 4,283       12,207
           Bio-Rad Laboratories, Inc.--Class A*...   736       28,482
           Bio-Reference Laboratories, Inc.*......   318        1,962
           Bio-Technology General Corp.*.......... 2,556        8,182
           BioMarin Pharmaceutical, Inc.*......... 1,585       11,174
           Biopure Corp.*.........................   810        3,013
           Bioreliance Corp.*.....................   145        3,360
           Biosite Diagnostics, Inc.*.............   500       17,010
           BKF Capital Group, Inc.*...............   256        4,518
           Black Box Corp.........................   884       39,602
           Black Hills Corp....................... 1,172       31,081
           Blair Corp.............................   347        8,093
           Blyth, Inc............................. 1,411       37,757
           Bob Evans Farms, Inc................... 1,530       35,726
           Boca Resorts, Inc.--Class A*........... 1,245       13,322
           Bombay Co., Inc.*...................... 1,445        7,225
           Bone Care International, Inc.*.........   419        4,077
           Borland Software Corp.*................ 2,652       32,620
           Boston Beer Co., Inc.--Class A*........   403        5,763
           Boston Communications Group, Inc.*.....   561        7,130

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Boston Private Financial Holdings, Inc...   839  $    16,663
          BostonFed Bancorp, Inc...................   173        4,619
          Bowne & Co., Inc......................... 1,464       17,495
          Boyd Gaming Corp.*....................... 1,355       19,038
          Boyds Collection, Ltd.*..................   773        5,140
          Boykin Lodging Co........................   752        7,016
          Bradley Pharmaceuticals, Inc.*...........   360        4,691
          Brady Corp.--Class A.....................   802       26,747
          Brandywine Realty Trust.................. 1,162       25,343
          Bridgford Foods Corp.....................   127        1,424
          Briggs & Stratton Corp...................   945       40,134
          Bright Horizons Family Solutions, Inc.*..   443       12,457
          BriteSmile, Inc.*........................   526          174
          Broadwing, Inc.*......................... 8,373       29,473
          Brookline Bancorp, Inc................... 2,565       30,523
          Brooks-PRI Automation, Inc.*............. 1,477       16,926
          Brookstone, Inc.*........................   368        5,321
          Brown Shoe Co., Inc......................   765       18,230
          Bruker AXS, Inc.*........................   395          715
          Bruker Daltronics, Inc.*.................   489        2,377
          Brush Wellman, Inc.*.....................   725        3,988
          Bryn Mawr Bank Corp......................   160        5,861
          BSB Bancorp, Inc.........................   376        7,885
          Buca, Inc.*..............................   664        5,524
          Buckeye Technologies, Inc.*.............. 1,119        6,882
          Building Materials Holding Corp..........   532        7,608
          Burlington Coat Factory Warehouse Corp...   778       13,965
          Bush Industries, Inc.....................   368        1,781
          Butler Manufacturing Co..................   241        4,663
          BWAY Corp.*..............................   180        3,560
          C&D Technologies, Inc.................... 1,135       20,055
          C-COR.net Corp.*......................... 1,374        4,562
          Cable Design Technologies Corp.*......... 1,937       11,428
          Cabot Microelectronics Corp.*............   990       46,727
          Cabot Oil & Gas Corp..................... 1,210       29,984
          Cache, Inc.*.............................   114        1,573
          CACI International, Inc.--Class A*....... 1,244       44,336
          Cadiz, Inc.*............................. 1,585          872
          Cal Dive International, Inc.*............ 1,606       37,741
          Calgon Carbon Corp....................... 1,464        7,232
          California First National Bancorp........   150        1,920
          California Pizza Kitchen, Inc.*..........   619       15,599
          California Water Service Group...........   612       14,474
          Caliper Technologies Corp.*.............. 1,061        3,183
          Cambrex Corp.............................   982       29,666
          Camden National Corp.....................   350        8,470
          Caminus Corp.*...........................   376          880
          Cantel Medical Corp.*....................   289        3,659
          Capital Automotive Real Estate Investment
           Trust...................................   935       22,160
          Capital City Bank Group, Inc.............   305       11,953
          Capitol Bancorp, Ltd.....................   334        7,749
          Capstead Mortgage Corp...................   421       10,377
          Capstone Turbine Corp.*.................. 3,385        3,047
          Caraustar Industries, Inc................ 1,149       10,893
          CARBO Ceramics, Inc......................   400       13,480
          Cardiac Science, Inc.*................... 2,398        5,299
          CardioDynamics International Corp.*...... 1,395        4,283
          Carlisle Cos., Inc....................... 1,326       54,870
          Carpenter Technology Corp................   837       10,421

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Carreker Corp.*......................   842  $     3,814
            Cascade Bancorp......................   545        7,532
            Cascade Corp.........................   408        6,508
            Cascade Natural Gas Corp.............   481        9,620
            Casella Waste Systems, Inc.*.........   723        6,427
            Casey's General Stores, Inc.......... 1,702       20,781
            Cash America International, Inc......   958        9,120
            Catapult Communications Corp.*.......   230        2,749
            Cathay Bancorp, Inc..................   675       25,643
            Cato Corp.--Class A..................   638       13,774
            CB Bancshares, Inc...................   146        6,208
            CBL & Associates Properties, Inc.....   884       35,404
            CCBT Financial Companies, Inc........   376        9,656
            CCC Information Services Group, Inc.*   534        9,479
            CDI Corp.*...........................   516       13,922
            Cell Genesys, Inc.*.................. 1,437       16,024
            Cell Therapeutics, Inc.*............. 1,451       10,549
            Centene Corp.*.......................   219        7,356
            Centennial Communications Corp.*.....   436        1,138
            Center Trust, Inc....................   458        3,572
            Centex Construction Products, Inc....   280        9,842
            Centillium Communications, Inc.*..... 1,215        2,746
            Central Coast Bancorp*...............   323        6,382
            Central Garden & Pet Co.*............   623       11,532
            Central Parking Corp.................   760       14,334
            Central Vermont Public Service Corp..   508        9,286
            Century Aluminum Co..................   516        3,824
            Century Bancorp, Inc.--Class A.......   135        3,580
            Century Business Services, Inc.*..... 3,443        9,124
            Cepheid, Inc.*....................... 1,148        5,853
            Ceres Group, Inc.*...................   828        1,590
            Cerus Corp.*.........................   586       12,599
            CFS Bancorp, Inc.....................   524        7,493
            CH Energy Group, Inc.................   713       33,247
            Champion Enterprises, Inc.*.......... 2,129        6,068
            Championship Auto Racing Teams, Inc.*   472        1,746
            Champps Entertainment, Inc.*.........   360        3,424
            Charles River Associates, Inc.*......   323        4,574
            Charlotte Russe Holding, Inc.*.......   326        3,459
            Charming Shoppes, Inc.*.............. 5,193       21,707
            Charter Financial Corp...............   170        5,284
            Charter Municipal Mortgage Acceptance
             Co.................................. 1,798       31,231
            Chateau Communities, Inc.............   977       22,471
            Chattem, Inc.*.......................   453        9,309
            Checkers Drive-In Restaurants, Inc.*.   358        2,241
            Checkpoint Systems, Inc.*............ 1,405       14,528
            Chelsea Property Group, Inc.......... 1,326       44,169
            Chemed Corp..........................   427       15,094
            Chemical Financial Corp..............   984       31,636
            Cherokee, Inc.*......................   209        3,051
            Chesapeake Corp......................   611       10,906
            Chesapeake Energy Corp............... 6,200       47,987
            Chicago Pizza & Brewery, Inc.*.......   460        3,174
            Chippac, Inc.--Class A*.............. 2,116        7,512
            Chiquita Brands International, Inc.*. 1,570       20,818
            Chittenden Corp...................... 1,298       33,073
            Choice Hotels International, Inc.*...   887       20,135
            Cholestech Corp.*....................   508        3,536
            Chordiant Software, Inc.*............ 1,562        2,249

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Christopher & Banks Corp.*........... 1,023  $    21,227
            Churchill Downs, Inc.................   259        9,889
            Ciber, Inc.*......................... 2,433       12,530
            Cima Labs, Inc.*.....................   619       14,974
            Ciphergen Biosystems, Inc.*..........   892        3,077
            Circor International, Inc............   437        6,948
            Cirrus Logic, Inc.*.................. 3,171        9,132
            Citizens First Bancorp, Inc..........   374        7,876
            Citizens, Inc.*......................   990        7,424
            City Bank............................   328        8,118
            City Holding Co......................   736       20,792
            CKE Restaurants, Inc.*............... 2,221        9,550
            Claire's Stores, Inc................. 1,847       40,762
            Clarcor, Inc......................... 1,085       35,013
            Clark/Bardes, Inc.*..................   619       11,916
            Clearone Communications, Inc.*.......   344        1,531
            CLECO Corp........................... 1,776       24,864
            Cleveland-Cliffs, Inc................   387        7,682
            Closure Medical Corp.*...............   228        2,389
            CNA Surety Corp......................   675        5,299
            CNET Networks, Inc.*................. 5,424       14,699
            Coachmen Industries, Inc.............   625        9,875
            Coastal Bancorp, Inc.................   166        5,370
            Coastal Financial Corp...............   365        4,979
            Cobalt Corp.*........................   410        5,658
            CoBiz, Inc...........................   325        4,826
            Coca-Cola Bottling Co................    37        2,387
            Cognex Corp.*........................ 1,464       26,982
            Cognizant Technology Solutions Corp.*   355       25,642
            Coherent, Inc.*...................... 1,260       25,137
            Cohu, Inc............................   903       13,274
            Coinstar, Inc.*......................   951       21,540
            Coldwater Creek, Inc.*...............   204        3,917
            Cole National Corp.*.................   424        4,834
            Collins & Aikman Corp.*.............. 1,061        4,721
            Colonial Properties Trust............   617       20,941
            Columbia Bancorp.....................   254        5,596
            Columbia Banking System, Inc.*.......   579        7,301
            Columbia Laboratories, Inc.*......... 1,141        3,834
            Columbus Mckinnon Corp.*.............   534        2,040
            Comfort Systems U.S.A., Inc.*........ 1,652        5,534
            Commerce Group, Inc.................. 1,072       40,189
            Commerce One, Inc.*..................     1            3
            Commercial Federal Corp.............. 1,978       46,186
            Commercial Metals Co................. 1,053       17,101
            Commercial NET Lease Realty.......... 1,602       24,559
            Commonwealth Bancorp, Inc............   328       15,209
            Commonwealth Telephone Enterprises,
             Inc.*...............................   473       16,952
            Commscope, Inc.*..................... 2,253       17,799
            Community Bank System, Inc...........   495       15,518
            Community Banks, Inc.................   337        9,335
            Community First Bankshares, Inc...... 1,742       46,093
            Community Trust Bancorp, Inc.........   550       13,827
            Compucom Systems, Inc.*..............   996        5,588
            CompuCredit Corp.*...................   746        5,274
            Computer Horizons Corp.*............. 1,371        4,483
            Computer Network Technology Corp.*... 1,107        7,860
            Computer Programs & Systems, Inc.*...   127        3,145
            CompX International, Inc.--Class B...   161        1,348

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Comstock Resources, Inc.*............   990  $     9,197
            Conceptus, Inc.*.....................   734        8,792
            Concord Camera Corp.*................ 1,053        5,718
            Concord Communications, Inc.*........   695        6,248
            Concurrent Computer Corp.*........... 2,703        7,785
            CONMED Corp.*........................ 1,176       23,038
            Connecticut Bancshares, Inc..........   489       18,802
            Connecticut Water Service, Inc.......   334        8,427
            Connetics Corp.*..................... 1,337       16,071
            Consolidated Graphics, Inc.*.........   484       10,769
            Cooper Cos., Inc..................... 1,328       33,227
            Coorstek, Inc.*......................   376        9,607
            Corinthian Colleges, Inc.*........... 1,652       62,544
            Corixa Corp.*........................ 2,011       12,850
            Corn Products International, Inc..... 1,474       44,412
            Cornell Cos., Inc.*..................   572        5,148
            Cornerstone Realty Income Trust, Inc. 2,099       16,708
            Corporate Executive Board Co.*....... 1,617       51,614
            Corporate Office Properties Trust....   740       10,382
            Correctional Properties Trust........   315        6,836
            Corrections Corp. of America*........ 1,223       20,974
            Corus Bankshares, Inc................   392       17,115
            Corvel Corp.*........................   286       10,225
            Cost Plus, Inc.*.....................   842       24,140
            CoStar Group, Inc.*..................   569       10,498
            Courier Corp.........................   161        7,380
            Covance, Inc.*....................... 2,719       66,861
            Covansys Corp.*......................   839        3,153
            Covenant Transport, Inc.*............   254        4,816
            CPB, Inc.............................   617       16,937
            CPI Corp.............................   307        4,448
            Crawford & Co.--Class B.............. 1,162        5,810
            Cray, Inc.*.......................... 2,011       15,424
            Credence Systems Corp.*.............. 2,647       24,697
            Credit Acceptance Corp.*.............   580        3,701
            Cree Research, Inc.*................. 3,182       52,025
            Crompton Corp........................ 4,966       29,548
            Cross Country, Inc.*................. 1,408       19,641
            Cross Media Marketing Corp.*.........   363          200
            Crown American Realty Trust.......... 1,098       10,102
            Crown Cork & Seal Co., Inc.*......... 6,969       55,404
            Crown Media Holdings, Inc.--Class A*. 1,095        2,475
            Cryolife, Inc.*......................   709        4,842
            CSK Auto Corp.*...................... 1,245       13,695
            CSS Industries, Inc.*................   146        4,833
            CT Communications, Inc...............   736        8,317
            CTS Corp............................. 1,302       10,091
            Cubic Corp...........................   675       12,440
            Cubist Pharmaceuticals, Inc.*........ 1,183        9,736
            Culp, Inc.*..........................   264        2,244
            Cuno, Inc.*..........................   678       22,455
            CuraGen Corp.*....................... 1,872        8,705
            Curative Health Services, Inc.*......   447        7,711
            Curtiss-Wright Corp..................   453       28,911
            CV Therapeutics, Inc.*............... 1,186       21,609
            CVB Financial Corp................... 1,149       29,220
            Cyberonics, Inc.*....................   948       17,443
            Cytec Industries, Inc.*.............. 1,731       47,221
            D & K Healthcare Resources, Inc......   561        5,745
            Daisytek International Corp.*........   775        6,146

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Daktronics, Inc.*.....................   611  $     8,175
           Datascope Corp........................   517       12,822
           Datastream Systems, Inc.*.............   683        4,371
           Dave & Buster's, Inc.*................   479        4,143
           DDi Corp.*............................ 2,097          461
           Deb Shops, Inc........................   180        3,998
           Decode Genetics, Inc.*................ 1,585        2,932
           Del Laboratories, Inc.*...............   182        3,676
           Del Monte Foods Co.*.................. 8,044       61,939
           dELiA*s Corp.*........................ 1,413          636
           Delphi Financial Group, Inc.--Class A.   574       21,789
           Delta & Pine Land Co.................. 1,606       32,778
           Deltagen, Inc.*.......................   346          166
           Deltic Timber Corp....................   432       11,534
           Denbury Resources, Inc.*.............. 1,032       11,662
           Dendrite International, Inc.*......... 1,352       10,099
           Department 56, Inc.*..................   481        6,205
           DHB Industries, Inc.*.................   725        1,204
           DiamondCluster International,
            Inc.--Class A*.......................   887        2,785
           DIANON Systems, Inc.*.................   368       17,557
           Digene Corp.*.........................   513        5,879
           Digimarc Corp.*.......................   387        4,389
           Digital Insight Corp.*................ 1,236       10,741
           Digital River, Inc.*.................. 1,168       13,958
           Digitas, Inc.*........................   408        1,412
           Dime Community Bancshares, Inc........   974       18,652
           DIMON, Inc............................ 1,800       10,800
           Dionex Corp.*.........................   765       22,728
           Discovery Partners International*.....   740        2,057
           Diversa Corp.*........................ 1,048        9,484
           Dj Orthopedics, Inc.*.................   318        1,196
           Docucorp International, Inc.*.........   346        2,291
           Documentum, Inc.*..................... 1,731       27,107
           Dollar Thrifty Automotive Group, Inc.* 1,066       22,546
           Dominion Homes, Inc.*.................   109        1,553
           DoubleClick, Inc.*.................... 5,185       29,347
           Dover Downs Gaming & Entertainment,
            Inc..................................   435        3,954
           Dover Motorsports, Inc................   683        3,176
           DQE, Inc.............................. 3,123       47,595
           Dress Barn, Inc.*..................... 1,215       16,160
           Drew Industries, Inc.*................   225        3,611
           Drexler Technology Corp.*.............   370        4,662
           Drill-Quip, Inc.*.....................   275        4,648
           DRS Technologies, Inc.*...............   722       22,620
           drugstore.com, Inc.*.................. 1,138        2,731
           DSP Group, Inc.*...................... 1,183       18,715
           Duane Reade, Inc.*....................   948       16,116
           Ducommun, Inc.*.......................   299        4,739
           DuPont Photomasks, Inc.*..............   521       12,113
           Dura Automotive Systems, Inc.*........   646        6,486
           Durect Corp.*......................... 1,075        2,172
           DVI, Inc.*............................   545        4,115
           Dycom Industries, Inc.*............... 2,091       27,706
           Dynacq International, Inc.*...........   235        3,376
           Dynamics Research Corp.*..............   293        4,105
           E.piphany, Inc.*...................... 2,742       11,434
           EarthLink, Inc.*...................... 5,464       29,779
           EarthShell Corp.*..................... 3,067        1,779

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            East-West Bancorp, Inc.............. 1,032  $    37,235
            Eastgroup Properties, Inc...........   631       16,091
            Echelon Corp.*...................... 1,093       12,253
            Eclipsys Corp.*..................... 1,511        8,084
            EDO Corp............................   670       13,923
            eFunds Corp.*....................... 2,033       18,521
            EGL, Inc.*.......................... 1,504       21,432
            El Paso Electric Co.*............... 2,044       22,484
            Electro Rent Corp.*.................   611        7,406
            Electro Scientific Industries, Inc.* 1,200       24,000
            Electroglas, Inc.*..................   924        1,423
            Electronics Boutique Holdings Corp.*   439        6,941
            Electronics for Imaging, Inc.*...... 2,369       38,522
            Elizabeth Arden, Inc.*..............   569        8,422
            ElkCorp.............................   849       14,688
            Embarcadero Technologies, Inc.*.....   350        2,090
            Embrex, Inc.*.......................   313        3,483
            EMC Insurance Group, Inc............    99        1,769
            EMCOR Group, Inc.*..................   646       34,243
            EMCORE Corp.*....................... 1,053        2,306
            Empire District Electric Co.........   972       17,690
            EMS Technologies, Inc.*.............   458        7,150
            Encore Acquisition Co.*.............   384        7,073
            Encore Wire Corp.*..................   579        5,240
            Endo Pharmaceuticals Holdings, Inc.*   919        7,075
            Endocardial Solutions, Inc.*........   599        2,025
            Energen Corp........................ 1,504       43,766
            Energy Conversion Devices, Inc.*....   654        6,410
            Energy Partners, Ltd.*..............   837        8,956
            Energysouth, Inc....................   180        5,076
            Engineered Support Systems, Inc.....   594       21,776
            Ennis Business Forms, Inc...........   712        8,273
            Entegris, Inc.*..................... 2,006       20,662
            Enterasys Networks, Inc.*........... 7,063       11,018
            Entertainment Properties Trust......   748       17,593
            Entrust Technologies, Inc.*......... 2,092        7,029
            Enzo Biochem, Inc.*................. 1,009       14,126
            Enzon, Inc.*........................ 1,875       31,350
            Eon Labs, Inc.*.....................   428        8,093
            EPIQ Systems, Inc.*.................   432        6,618
            Epix Medical, Inc.*.................   545        3,940
            Equity Inns, Inc.................... 1,769       10,649
            Equity One, Inc.....................   268        3,578
            eResearch Technology, Inc.*.........   353        5,913
            Escalade, Inc.*.....................   154        3,080
            ESCO Technologies, Inc.*............   521       19,277
            eSPEED, Inc.--Class A*..............   982       16,635
            Esperion Therapeutics, Inc.*........ 1,276        9,070
            ESS Technology, Inc.*............... 1,324        8,328
            Essex Property Trust, Inc...........   630       32,036
            Esterline Technologies Corp.*.......   906       16,009
            eUniverse, Inc.*....................   550        3,124
            Euronet Worldwide, Inc.*............   620        4,656
            Evergreen Resources, Inc.*..........   826       37,046
            Exact Sciences Corp.*...............   497        5,383
            Exar Corp.*......................... 1,705       21,142
            Excel Technology, Inc.*.............   382        6,834
            Exelixis, Inc.*..................... 1,972       15,776
            Exploration Co. of Delaware*........   680        2,026
            ExpressJet Holdings, Inc.*.......... 1,310       13,428

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Extreme Networks, Inc.*................. 4,500  $    14,715
          Exult, Inc.*............................ 2,067        6,573
          F&M Bancorp.............................   472       15,104
          F.A.O., Inc.*...........................   725          341
          F5 Networks, Inc.*......................   969       10,407
          Factory 2-U Stores, Inc.*...............   566        1,931
          FactSet Research Systems, Inc...........   908       25,669
          FalconStor Software, Inc.*.............. 1,488        5,773
          Farmer Brothers Co......................    37       11,433
          Farmers Capital Bank Corp...............   270        8,978
          FBL Financial Group, Inc.--Class A......   497        9,677
          FBR Asset Investment Corp...............   892       30,239
          Federal Agricultural Mortgage
           Corp.--Class C*........................   344       10,540
          Federal Realty Investment Trust......... 1,686       47,410
          Federal Signal Corp..................... 2,086       40,510
          FEI Co.*................................ 1,053       16,100
          FelCor Lodging Trust, Inc............... 2,155       24,653
          Ferro Corp.............................. 1,416       34,593
          Fidelity Bankshares, Inc................   691       12,369
          Fidelity National Information Solutions,
           Inc.*..................................   635       10,954
          Filenet Corp.*.......................... 1,456       17,763
          Financial Federal Corp.*................   553       13,897
          Financial Industries Corp...............   344        4,899
          Financial Institutions, Inc.............   337        9,894
          Finisar Corp.*.......................... 5,818        5,527
          Finish Line, Inc.--Class A*.............   823        8,683
          Finlay Enterprises, Inc.*...............   232        2,798
          First Bancorp...........................   315        7,406
          First BanCorp........................... 1,456       32,906
          First Banks America, Inc.*..............    35        1,419
          First Busey Corp........................   395        9,109
          First Charter Corp...................... 1,344       24,192
          First Citizens BancShares, Inc.--Class A   262       25,309
          First Commonwealth Financial Corp....... 2,567       29,521
          First Community Bancorp--Class A........   428       14,094
          First Community Bankshares, Inc.........   384       11,812
          First Consulting Group, Inc.*...........   791        4,556
          First Defiance Financial Corp...........   232        4,385
          First Essex Bancorp, Inc................   289        9,653
          First Federal Capital Corp..............   749       14,461
          First Financial Bancorp................. 1,575       25,815
          First Financial Bankshares, Inc.........   540       20,520
          First Financial Corp....................   297       14,443
          First Financial Holdings, Inc...........   588       14,558
          First Horizon Pharmaceutical Corp.*.....   974        7,284
          First Indiana Corp......................   505        9,353
          First Merchants Corp....................   723       16,477
          First National Corp.....................   336        8,064
          First Niagara Financial Group...........   406       10,605
          First Oak Brook Bancshares, Inc.........   187        5,876
          First Place Financial Corp..............   558        9,280
          First Republic Bank*....................   452        9,035
          First Sentinel Bancorp, Inc............. 1,082       15,570
          First South Bancorp, Inc................   120        4,270
          First State Bancorporation..............   259        6,423
          FirstFed America Bancorp, Inc...........   315        7,828
          FirstFed Financial Corp.*...............   752       21,770
          Fisher Communications, Inc..............   216       11,387

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Flagstar Bancorp, Inc..................   586  $    12,658
           Fleetwood Enterprises, Inc.*........... 1,530       12,011
           Fleming Cos., Inc...................... 2,020       13,271
           FLIR Systems, Inc.*....................   654       31,915
           Florida East Coast Industries, Inc.....   996       23,107
           Florida Rock Industries, Inc...........   860       32,724
           Flow International Corp.*..............   574        1,464
           Flowers Foods, Inc.....................   964       18,808
           Flushing Financial Corp................   435        7,124
           FMC Corp.*............................. 1,306       35,680
           FNB Corp...............................   252        5,980
           Foamex International, Inc.*............   942        2,977
           Footstar, Inc.*........................   879        6,118
           Forrester Research, Inc.*..............   622        9,685
           Forward Air Corp.*.....................   500        9,705
           Fossil, Inc.*..........................   876       17,818
           Foundry Networks, Inc.*................ 3,761       26,477
           FPIC Insurance Group, Inc.*............   386        2,663
           Franklin Electric Co., Inc.............   278       13,347
           Franklin Financial Corp................   119        2,729
           Fred's, Inc............................   945       24,287
           FreeMarkets, Inc.*..................... 1,713       11,030
           Fremont General Corp................... 2,551       11,454
           Friedman's, Inc.--Class A..............   724        6,284
           Friedman, Billings, Ramsey Group, Inc.*   717        6,711
           Frontier Airlines, Inc.*............... 1,290        8,720
           Frontier Financial Corp................   702       17,957
           Frontier Oil Corp...................... 1,141       19,648
           FSI International, Inc.*............... 1,283        5,774
           FTI Consulting, Inc.*..................   953       38,262
           FuelCell Energy, Inc.*................. 1,493        9,782
           Fuller (H. B.) Co...................... 1,237       32,014
           G & K Services, Inc....................   854       30,233
           Gabelli Asset Management,
            Inc.--Class A*........................   270        8,111
           Gables Residential Trust............... 1,085       27,049
           Gaiam, Inc.*...........................   240        2,489
           Galyan's Trading Co.*..................   453        4,530
           Gardner Denver, Inc.*..................   694       14,088
           Gart Sports Co.*.......................   273        5,283
           Gartner Group, Inc.*................... 3,614       33,249
           Gaylord Entertainment Co.*.............   961       19,797
           GBC Bancorp............................   337        6,524
           GenCorp, Inc........................... 1,358       10,755
           Gene Logic, Inc.*...................... 1,178        7,410
           Genencor International, Inc.*..........   421        4,117
           General Binding Corp.*.................   257        2,179
           General Cable Corp..................... 1,443        5,483
           General Communication, Inc.--Class A*.. 1,806       12,118
           Genesco, Inc.*.........................   876       16,320
           Genesee & Wyoming, Inc.--Class A*......   505       10,277
           Genesis Microchip, Inc.*............... 1,335       17,422
           Genlyte Group, Inc.*...................   526       16,390
           Genta, Inc.*........................... 1,864       14,334
           Gentiva Health Services, Inc...........   993        8,748
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 1,640        4,182
           Georgia Gulf Corp...................... 1,200       27,768
           German American Bancorp................   427        6,640
           Geron Corp.*........................... 1,079        3,884

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Getty Realty Corp.......................   675  $    12,791
          Gibraltar Steel Corp....................   368        7,006
          Glacier Bancorp, Inc....................   694       16,358
          Gladstone Capital Corp..................   387        6,374
          Glatfelter (P.H.) Co....................   428        5,632
          Glenborough Realty Trust, Inc...........   684       12,189
          Glimcher Realty Trust................... 1,291       22,915
          Global Imaging Systems, Inc.*...........   352        6,470
          Global Industries, Ltd.*................ 2,912       12,143
          Global Power Equipment Group, Inc.*.....   974        4,802
          GlobespanVirata, Inc.*.................. 4,836       21,327
          Gold Banc Corp., Inc.................... 1,474       14,624
          Golden Telecom, Inc.*...................   614        7,767
          Goody's Family Clothing, Inc.*..........   689        3,059
          Gorman-Rupp Co..........................   323        7,591
          GrafTech International, Ltd.*........... 2,480       14,781
          Granite Construction, Inc............... 1,403       21,747
          Granite State Bankshares, Inc...........   223        9,743
          Graphic Packaging International Corp.*..   990        5,584
          Gray Television, Inc....................   387        4,586
          Great American Financial Resources, Inc.   318        5,470
          Great Atlantic & Pacific Tea Co.*.......   728        5,868
          Great Lakes Chemical Corp............... 1,635       39,044
          Great Lakes REIT, Inc...................   574        9,557
          Great Southern Bancorp, Inc.............   248        9,114
          Green Mountain Coffee Roasters, Inc.*...   138        2,085
          Greif Brothers Corp.--Class A...........   564       13,423
          Grey Global Group, Inc..................    32       19,555
          Grey Wolf, Inc.*........................ 7,314       29,183
          Griffon Corp.*.......................... 1,156       15,745
          Group 1 Automotive, Inc.*...............   818       19,534
          GSI Commerce, Inc.*.....................   817        2,982
          Guess?, Inc.*...........................   326        1,366
          Guilford Pharmaceuticals, Inc.*......... 1,056        4,203
          Guitar Center, Inc.*....................   595        9,853
          Gulf Island Fabrication, Inc.*..........   307        4,989
          GulfMark Offshore, Inc.*................   588        8,673
          Gymboree Corp.*......................... 1,046       16,590
          Haemonetics Corp.*......................   783       16,803
          Hain Celestial Group, Inc.*............. 1,027       15,610
          Hall, Kinion & Associates, Inc.*........   439        2,454
          Hancock Fabrics, Inc....................   738       11,255
          Hancock Holding Co......................   582       25,986
          Handleman Co.*.......................... 1,085       12,477
          Handspring, Inc.*....................... 1,875        1,781
          Hanger Orthopedic Group, Inc.*..........   842       11,072
          Hanmi Financial Corp.*..................   384        6,440
          Hanover Compressor Co.*................. 2,108       19,352
          Harbor Florida Bancshares, Inc..........   929       20,921
          Harland (John H.) Co.................... 1,277       28,260
          Harleysville Group, Inc................. 1,291       34,121
          Harleysville National Corp.............. 1,035       27,655
          Harmonic, Inc.*......................... 2,602        5,985
          Harris Interactive, Inc.*............... 1,616        4,768
          Harvard Bioscience, Inc.*...............   855        2,820
          Harvest Natural Resources, Inc.*........ 1,517        9,785
          Haverty Furniture Cos., Inc.............   667        9,271
          Hawthorne Financial Corp.*..............   326        9,304
          Headwaters, Inc.*....................... 1,196       18,550
          Health Care REIT, Inc................... 1,702       46,039

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Healthcare Realty Trust, Inc............. 1,832  $    53,587
          Healthcare Services Group, Inc.*.........   408        5,320
          HealthExtras, Inc.*......................   667        2,701
          HealthTronics Surgical Services, Inc.*...   344        2,756
          Heartland Express, Inc.*................. 1,304       29,876
          Hecla Mining Co.*........................ 3,759       19,021
          HEICO Corp...............................   617        6,546
          Heidrick & Struggles International, Inc.*   789       11,575
          Helix Technology Corp.................... 1,139       12,757
          Heritage Property Investment Trust.......   783       19,552
          Herley Industries, Inc.*.................   521        9,070
          Hibbet Sporting Goods, Inc.*.............   307        7,343
          Hickory Tech Corp........................   611        5,823
          Hilb, Rogal & Hamilton Co................ 1,458       59,631
          Hollinger International, Inc............. 2,396       24,343
          Holly Corp...............................   428        9,352
          Hollywood Casino Corp.*..................   450        5,526
          Hollywood Entertainment Corp.*........... 2,306       34,821
          Hologic, Inc.*...........................   844       10,305
          Home Properties of New York, Inc......... 1,135       39,101
          HomeStore.com, Inc.*..................... 3,383        2,876
          Hooper Holmes, Inc....................... 2,340       14,368
          Horace Mann Educators Corp............... 1,549       23,746
          Horizon Offshore, Inc.*..................   772        3,845
          Horizon Organic Holding Corp.*...........   283        4,582
          Hot Topic, Inc.*......................... 1,379       31,552
          Houston Exploration Co.*.................   443       13,556
          Hovnanian Enterprises--Class A*..........   657       20,827
          HRPT Properties Trust.................... 5,633       46,416
          Hudson River Bancorp, Inc................   667       16,508
          Hughes Supply, Inc....................... 1,042       28,467
          Humboldt Bancorp.........................   468        4,914
          Hutchinson Technology, Inc.*............. 1,104       22,853
          Hydril Co.*..............................   505       11,903
          Hypercom Corp.*.......................... 1,477        5,509
          Hyperion Solutions Corp.*................ 1,456       37,375
          I-many, Inc.*............................ 1,760        2,499
          IBERIABANK Corp..........................   259       10,401
          ICT Group, Inc.*.........................   131        1,518
          ICU Medical, Inc.*.......................   460       17,158
          Identix, Inc.*........................... 3,666       18,880
          IDEX Corp................................ 1,207       39,469
          IDEXX Laboratories, Inc.*................ 1,392       45,727
          iDine Rewards Network, Inc.*.............   743        7,891
          IDX Systems Corp.*.......................   740       12,602
          iGate Capital Corp.*.....................   879        2,303
          IGEN International, Inc.*................   699       29,952
          IHOP Corp.*..............................   863       20,712
          II-VI, Inc.*.............................   476        7,645
          ILEX Oncology, Inc.*..................... 1,419       10,018
          Illumina, Inc.*.......................... 1,037        3,495
          Imagistics International, Inc.*..........   725       14,500
          Imation Corp.*........................... 1,533       53,777
          ImClone Systems, Inc.*................... 2,234       23,727
          IMCO Recycling, Inc.*....................   487        3,959
          Immucor, Inc.*...........................   455        9,214
          ImmunoGen, Inc.*......................... 1,919        5,949
          Immunomedics, Inc........................ 1,787        8,256
          IMPAC Mortgage Holdings, Inc............. 1,859       21,378
          IMPATH, Inc.*............................   683       13,469

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Impax Laboratories, Inc.*.............. 1,141  $     4,575
           IMPCO Technologies, Inc.*..............   476        2,232
           INAMED Corp.*..........................   548       16,878
           Incyte Genomics, Inc.*................. 2,936       13,388
           Independence Holding Co................   143        3,070
           Independent Bank Corp..................   537       16,250
           Independent Bank Corp..................   526       11,993
           Indevus Pharmaceuticals, Inc.*......... 1,654        3,538
           Inet Technologies, Inc.*...............   510        3,111
           InFocus Corp.*......................... 1,602        9,868
           Infogrames, Inc.*......................   241          427
           Infonet Services Corp.--Class B*....... 2,743        5,431
           Informatica Corp.*..................... 2,499       14,394
           Information Holdings, Inc.*............   445        6,906
           Information Resources, Inc.*........... 1,197        1,915
           Inforte Corp.*.........................   256        1,984
           Infospace, Inc.*.......................     3           25
           infoUSA, Inc.*......................... 1,119        5,561
           Ingles Markets, Inc.--Class A..........   435        5,120
           Inhale Therapeutic Systems, Inc.*...... 2,414       19,505
           Inktomi Corp.*......................... 6,353       10,165
           InnKeepers U.S.A. Trust................ 1,101        8,434
           Input/Output, Inc.*.................... 1,958        8,322
           Inrange Technologies Corp.--Class B*...   379          891
           Insight Communications Co., Inc.*...... 1,808       22,382
           Insight Enterprises, Inc.*............. 1,790       14,875
           Insignia Financial Group, Inc.*........   850        6,163
           Insituform Technologies, Inc.--Class A*   990       16,880
           Insurance Auto Auctions, Inc.*.........   435        7,217
           Integra Bank Corp......................   675       12,029
           Integra LifeSciences Holdings*.........   807       14,244
           Integral Systems, Inc.*................   403        8,080
           Integrated Defense Technologies, Inc.*.   328        4,756
           Integrated Electrical Services, Inc.*.. 1,421        5,471
           Integrated Silicon Solution, Inc.*..... 1,170        5,101
           Inter Parfums, Inc.....................   143        1,107
           Inter-Tel, Inc.........................   789       16,498
           InterCept, Inc.*.......................   681       11,531
           Interchange Financial Services Corp....   374        6,021
           Interdigital Communications Corp.*..... 2,377       34,608
           Interface, Inc......................... 1,905        5,848
           Intergraph Corp.*...................... 2,043       36,284
           Interland, Inc.*....................... 5,350        6,955
           Intermagnetics General Corp.*..........   646       12,687
           Intermet Corp..........................   940        3,948
           InterMune, Inc.*....................... 1,086       27,704
           International Bancshares Corp..........   988       38,977
           International Multifoods Corp.*........   691       14,642
           International Specialty Products, Inc.*   460        4,697
           Internet Security Systems, Inc.*....... 1,660       30,428
           Interpool, Inc.........................   246        3,951
           Interpore International, Inc.*.........   754        4,826
           Interstate Bakeries Corp............... 1,901       28,990
           InterTAN, Inc.*........................   932        6,664
           Intertrust Technologies Corp.*......... 3,205       13,557
           Interwoven, Inc.*...................... 4,635       12,051
           Intrado, Inc.*.........................   662        6,488
           Intuitive Surgical, Inc.*.............. 1,313        8,088
           Invacare Corp.......................... 1,151       38,328
           Inverness Medical Innovation, Inc.*....   403        5,299

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Investors Real Estate Trust........... 1,389  $    13,862
           Invision Technologies, Inc.*..........   505       13,312
           Iomega Corp.*......................... 2,237       17,560
           Ionics, Inc.*.........................   767       17,488
           IRT Property Co....................... 1,466       17,401
           Irwin Financial Corp..................   673       11,105
           ISIS Pharmaceuticals, Inc.*........... 2,036       13,417
           Isle of Capri Casinos, Inc.*..........   631        8,354
           ITLA Capital Corp.*...................   199        6,613
           Itron, Inc.*..........................   913       17,502
           ITT Educational Services, Inc.*....... 1,856       43,708
           ITXC Corp.*...........................   775        1,798
           Ixia*.................................   940        3,431
           IXYS Corp.*...........................   540        3,812
           J & J Snack Foods Corp.*..............   262        9,356
           J. Jill Group, Inc.*..................   788       11,016
           J.B. Hunt Transport Services, Inc.*...   972       28,480
           J2 Global Communications, Inc.*.......   214        4,074
           Jack in the Box, Inc.*................ 1,609       27,820
           JAKKS Pacific, Inc.*.................. 1,066       14,359
           Jarden Corp.*.........................   503       12,007
           JDA Software Group, Inc.*............. 1,221       11,794
           JDN Realty Corp....................... 1,558       17,060
           Jefferies Group, Inc..................   846       35,507
           JLG Industries, Inc................... 1,843       13,878
           JM Smucker Co......................... 1,942       77,311
           Jo-Ann Stores, Inc.--Class A*.........   623       14,310
           Johnson Outdoors, Inc.*...............   156        1,540
           Jones Lang LaSalle, Inc.*............. 1,321       20,317
           Journal Register Co.*................. 1,191       21,176
           Joy Global, Inc.*..................... 2,027       22,824
           K-Swiss, Inc.--Class A................   513       11,137
           K-V Pharmaceutical Co.*...............   996       23,106
           K2, Inc.*.............................   785        7,379
           Kadant, Inc.*.........................   593        8,895
           Kaman Corp.--Class A..................   980       10,780
           Kansas City Life Insurance Co.........   158        5,988
           Kansas City Southern Industries, Inc.* 2,628       31,536
           Kaydon Corp........................... 1,200       25,452
           Keane, Inc.*.......................... 2,425       21,801
           Keithley Instruments, Inc.............   259        3,238
           Kellwood Co........................... 1,106       28,756
           Kelly Services, Inc.--Class A.........   736       18,187
           Kendle International, Inc.*...........   460        4,049
           Kennametal, Inc....................... 1,506       51,926
           Kenneth Cole Productions, Inc.*.......   307        6,232
           Kensey Nash Corp.*....................   317        5,792
           Key Energy Group*..................... 4,908       44,025
           Keynote Systems, Inc.*................ 1,050        8,106
           Keystone Automotive Industries, Inc.*.   447        6,714
           Keystone Property Trust...............   715       12,134
           kforce.com, Inc.*.....................   849        3,583
           Kilroy Realty Corp.................... 1,061       24,456
           Kimball International, Inc.--Class B.. 1,480       21,090
           Kindred Healthcare, Inc.*.............   492        8,930
           Kirby Corp.*..........................   813       22,268
           Knight Trading Group, Inc.*........... 3,558       17,043
           Knight Transportation, Inc.*.......... 1,046       21,966
           Koger Equity, Inc.....................   831       12,964
           Kopin Corp.*.......................... 3,033       11,889

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Korn/Ferry International*............. 1,649  $    12,335
           KOS Pharmaceuticals, Inc.*............   233        4,427
           Kosan Biosciences, Inc.*..............   751        4,559
           Kramont Realty Trust..................   802       11,749
           Kroll, Inc.*.......................... 1,146       21,866
           Kronos, Inc.*.........................   858       31,737
           Kulicke & Soffa Industries, Inc.*..... 2,153       12,315
           Kyphon, Inc.*.........................   264        2,255
           La Jolla Pharmaceutical Co.*.......... 1,851       12,032
           La Quinta Corp.*...................... 6,011       26,448
           LabOne, Inc.*.........................   232        4,111
           Labor Ready, Inc.*.................... 1,787       11,473
           Laclede Group, Inc....................   823       19,917
           Ladish Co., Inc.*.....................   397        3,200
           Lakeland Bancorp, Inc.................   510        9,114
           Lakeland Financial Corp...............   220        5,159
           Lance, Inc............................ 1,056       12,502
           LandAmerica Financial Group, Inc......   810       28,715
           Landauer, Inc.........................   355       12,336
           Landry's Restaurants, Inc.............   958       20,348
           Landstar System, Inc.*................   667       38,926
           Lannett Co., Inc.*....................   160        2,621
           Lasalle Hotel Properties..............   734       10,276
           Lattice Semiconductor Corp.*.......... 3,730       32,712
           Lawson Products, Inc..................   214        6,630
           Lawson Software, Inc.*................   614        3,531
           Learning Tree International, Inc.*....   455        6,234
           LeCroy Corp.*.........................   362        4,018
           Leeds Federal Bankshares, Inc.........    53        1,691
           Legato Systems, Inc.*................. 3,806       19,144
           LendingTree, Inc.*....................   309        3,980
           Lennox International, Inc............. 1,866       23,418
           Lexar Media, Inc.*.................... 1,421        8,910
           Lexicon Genetics, Inc.*............... 1,464        6,925
           Lexington Corporate Properties Trust.. 1,125       17,888
           Libbey, Inc...........................   673       17,498
           Liberate Technologies, Inc.*.......... 4,672        6,681
           Liberty Corp..........................   734       28,479
           Lifecore Biomedical, Inc.*............   435        3,732
           Lifeline Systems, Inc.*...............   174        3,903
           Ligand Pharmaceuticals, Inc.--Class B* 2,255       12,109
           Lightbridge, Inc.*.................... 1,234        7,589
           Lincoln Electric Holdings, Inc........ 1,387       32,109
           Lindsay Manufacturing Co..............   435        9,309
           Linens 'n Things, Inc.*............... 1,583       35,776
           Liquidmetal Technologies*.............   219        2,251
           Lithia Motors, Inc.--Class A*.........   473        7,421
           Littelfuse, Inc.*.....................   855       14,415
           LNR Property Corp.....................   980       34,692
           Local Financial Corp.*................   837       12,262
           LodgeNet Entertainment Corp.*.........   481        5,137
           Lone Star Steakhouse & Saloon, Inc....   740       14,312
           Lone Star Technologies, Inc.*......... 1,249       18,598
           Longs Drug Stores Corp................ 1,349       27,978
           Longview Fibre Co..................... 2,231       16,130
           LookSmart, Ltd.*...................... 2,987        7,408
           Louisiana-Pacific Corp.*.............. 4,571       36,842
           LSB Bancshares, Inc...................   368        5,962
           LSI Industries, Inc...................   625        8,656
           LTC Properties, Inc...................   617        4,146

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           LTX Corp.*............................. 1,988  $    11,988
           Luby's, Inc.*..........................   980        2,852
           Lufkin Industries, Inc.................   244        5,722
           Luminex Corp.*.........................   839        3,448
           Lydall, Inc.*..........................   643        7,298
           M.D.C. Holdings, Inc...................   844       32,291
           M/I Schottenstein Homes, Inc...........   526       14,623
           Macatawa Bank Corp.....................   289        5,737
           Macdermid, Inc......................... 1,133       25,889
           Macerich Co............................ 1,424       43,788
           Macrovision Corp.*..................... 1,766       28,326
           MAF Bancorp, Inc.......................   828       28,094
           Magma Design Automation, Inc.*.........   807        7,732
           Magna Entertainment Corp.*............. 1,930       11,966
           MagneTek, Inc.*........................   858        3,810
           Magnum Hunter Resources, Inc.*......... 2,113       12,572
           Mail-Well, Inc.*....................... 1,244        3,110
           Main Street Banks, Inc.................   455        8,736
           MainSource Financial Group, Inc........   254        6,099
           Manhattan Associates, Inc.*............   849       20,087
           Manitowoc Co........................... 1,154       29,427
           ManTech International Corp.--Class A*..   313        5,968
           Manufactured Home Communities, Inc.....   561       16,622
           Manufacturers' Services, Ltd.*.........   625        3,463
           Manugistics Group, Inc.*............... 2,596        6,230
           MAPICS, Inc.*..........................   627        4,358
           MapInfo Corp.*.........................   662        3,674
           Marcus Corp............................   860       12,212
           Marine Products Corp...................   286        2,817
           MarineMax, Inc.*.......................   318        3,756
           Martek Biosciences Corp.*..............   871       21,914
           Martha Stewart Living Omnimedia,
            Inc.--Class A*........................   435        4,293
           Marvel Enterprises, Inc.*..............   742        6,663
           MascoTech, Inc./(a)/*.................. 1,386            0
           MASSBANK Corp..........................   166        4,698
           Massey Energy Co....................... 2,743       26,662
           Mastec, Inc.*..........................   876        2,584
           Material Sciences Corp.*...............   445        5,758
           Matria Healthcare, Inc.*...............   299        2,598
           MatrixOne, Inc.*....................... 2,054        8,832
           Matthews International Corp.--Class A.. 1,194       26,664
           Mattson Technology, Inc.*..............   913        2,611
           Maui Land & Pineapple Co., Inc.*.......   124        1,964
           Maverick Tube Corp.*................... 1,641       21,382
           Maximus, Inc.*.........................   751       19,601
           Maxtor Corp.*.......................... 8,709       44,068
           Maxwell Shoe Co., Inc.--Class A*.......   628        7,298
           Maxygen, Inc.*......................... 1,252        9,540
           MB Financial, Inc......................   492       17,117
           McDATA Corp.--Class A*................. 2,764       19,624
           McGrath Rentcorp.......................   397        9,226
           MCSi, Inc.*............................   961        4,565
           Medarex, Inc.*......................... 3,042       12,016
           MedCath Corp.*.........................   275        2,750
           Mediacom Communications Corp.*......... 2,343       20,642
           Medical Staffing Network Holdings, Inc*   339        5,424
           Medis Technologies, Ltd.*..............   472        2,360
           MedQuist, Inc.*........................   439        8,894
           MedSource Technologies, Inc.*..........   363        2,356

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           MEEMIC Holdings, Inc.*.................    45  $     1,302
           MemberWorks, Inc.*.....................   374        6,725
           MEMC Electronic Materials, Inc.*....... 2,468       18,683
           Mentor Corp............................   860       33,110
           Mentor Graphics Corp.*................. 2,859       22,472
           Merchants Bancshares, Inc..............   174        3,922
           Mercury Computer Systems, Inc.*........   945       28,841
           Meridian Medical Technologies, Inc.*...   147        6,527
           Meridian Resource Corp.*............... 1,384        1,246
           MeriStar Hospitality Corp.............. 1,782       11,761
           Merit Medical Systems, Inc.*...........   500        9,960
           Meritage Corp.*........................   384       12,922
           Merix Corp.*...........................   591        4,964
           Mesa Air Group, Inc.*.................. 1,347        5,482
           Mesaba Holdings, Inc.*.................   419        2,564
           Mestek, Inc.*..........................   132        2,367
           MetaSolv, Inc.*........................ 1,268        1,737
           Methode Electronics, Inc.--Class A..... 1,493       16,378
           Metris Cos., Inc....................... 1,324        3,270
           Metro One Telecommunications, Inc.*....   807        5,205
           MFA Mortgage Investments, Inc.......... 1,900       15,960
           MGE Energy, Inc........................   709       18,981
           MGI Pharma, Inc.*...................... 1,095        7,939
           Michael Baker Corp.*...................   222        2,431
           Micromuse, Inc.*....................... 3,267       12,480
           Micros Systems, Inc.*..................   723       16,210
           Microsemi Corp.*....................... 1,260        7,673
           Microtune, Inc.*....................... 1,771        5,543
           Mid-America Apartment Communities, Inc.   612       14,963
           Mid-Atlantic Realty Trust..............   760       13,224
           Mid-State Bancshares................... 1,053       17,292
           Midas, Inc.*...........................   243        1,562
           Middlesex Water Co.....................   336        7,046
           Midland Co.............................   339        6,441
           Midway Games, Inc.*.................... 1,276        5,321
           Midwest Banc Holdings, Inc.............   403        7,637
           Midwest Express Holdings, Inc.*........   572        3,060
           Milacron, Inc..........................   744        4,427
           Millennium Chemicals, Inc.............. 2,751       26,190
           Mills Corp.............................   956       28,049
           MIM Corp.*............................. 1,001        5,806
           Mine Safety Appliances Co..............   342       11,030
           Minerals Technologies, Inc.............   892       38,490
           MIPS Technologies, Inc.--Class A*...... 1,557        4,718
           Mission West Properties, Inc...........   628        6,217
           Mobile Mini, Inc.*.....................   540        8,462
           Modine Manufacturing Co................ 1,237       21,870
           Modtech Holdings, Inc.*................   387        3,754
           Molecular Devices Corp.*...............   665       10,953
           Monaco Coach Corp.*.................... 1,041       17,229
           Monarch Casino & Resort, Inc.*.........   140        1,922
           Monolithic System Technology, Inc.*....   781        9,434
           Monro Muffler Brake, Inc.*.............   233        3,938
           Monterey Pasta Co.*....................   614        2,303
           Moog, Inc.--Class A*...................   657       20,393
           Mossimo, Inc.*.........................   214        1,177
           Mothers Work, Inc.*....................   109        3,840
           Movado Group, Inc......................   403        7,580
           Movie Gallery, Inc.*...................   756        9,828
           MPS Group, Inc.*....................... 4,105       22,742

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             MRO Software, Inc.*................   770  $     9,352
             MRV Communications, Inc.*.......... 3,962        4,239
             MSC Software Corp.*................ 1,109        8,561
             MTR Gaming Group, Inc.*............   919        7,315
             MTS Systems Corp...................   919        9,208
             Mueller Industries, Inc.*.......... 1,231       33,545
             Multimedia Games, Inc.*............   447       12,274
             Myers Industries, Inc..............   809        8,656
             Mykrolis Corp.*.................... 1,731       12,636
             Myriad Genetics, Inc.*............. 1,040       15,184
             Nabi Biopharmaceuticals*........... 1,686       10,453
             NACCO Industries, Inc.--Class A....   235       10,286
             Nanometrics, Inc.*.................   313        1,311
             NaPro BioTherapeutics, Inc.*....... 1,112          756
             Nara Bancorp, Inc..................   174        3,614
             NASB Financial, Inc................   132        3,036
             Nasch-Finch Co.....................   479        3,703
             Nassda Corp.*......................   219        2,457
             Nastech Pharmaceutical Co., Inc.*..   346        2,958
             NATCO Group, Inc.--Class A*........   400        2,512
             National Beverage Corp.*...........   154        2,356
             National Health Investors, Inc.....   994       15,984
             National Health Realty, Inc........   259        3,781
             National Healthcare Corp.*.........   366        6,405
             National Penn Bancshares, Inc......   815       21,638
             National Presto Industries, Inc....   206        6,052
             National Western Life Insurance
              Co.--Class A*.....................    93        8,928
             Nationwide Health Properties, Inc.. 2,149       32,085
             Nature's Sunshine Products, Inc....   473        4,593
             Nautica Enterprises, Inc.*......... 1,098       12,199
             Nautilus Group, Inc.*.............. 1,207       16,125
             Navigant Consulting Co.*........... 1,866       11,009
             Navigant International, Inc.*......   529        6,523
             NBC Capital Corp...................   307        7,736
             NBT Bancorp, Inc................... 1,306       22,293
             NBTY, Inc.*........................ 1,787       31,415
             NCI Building Systems, Inc.*........   799       17,434
             NCO Group, Inc.*...................   815       12,999
             NDCHealth Corp..................... 1,408       28,019
             Nelson (Thomas), Inc.*.............   347        3,477
             Neoforma, Inc.*....................   328        3,919
             NeoPharm, Inc.*....................   492        4,989
             Neose Technologies, Inc.*..........   476        4,222
             Net.B@nk, Inc.*.................... 2,139       20,706
             Net2Phone, Inc.*...................   773        3,131
             Netegrity, Inc.*................... 1,170        3,806
             NetFlix, Inc.*.....................   254        2,797
             NetIQ Corp.*....................... 1,616       19,958
             NetRatings, Inc.*..................   355        2,556
             Netro Corp.*....................... 1,061        2,897
             NetScout Systems, Inc.*............   788        3,428
             NetScreen Technologies, Inc.*......   436        7,342
             Neurocrine Biosciences, Inc.*...... 1,229       56,116
             Neurogen Corp.*....................   562        2,040
             New Century Financial Corp.........   688       17,469
             New England Business Services, Inc.   505       12,322
             New Focus, Inc.*................... 2,907       11,163
             New Jersey Resources Corp.......... 1,176       37,150
             Newpark Resources, Inc.*........... 3,139       13,655

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Newport Corp.*.......................  1,654 $    20,774
            Next Level Communications, Inc.*.....    720         583
            Nextel Partners, Inc.--Class A*......  2,957      17,949
            NIC, Inc.*...........................  1,048       1,509
            NL Industries, Inc...................    373       6,341
            NN, Inc..............................    495       4,945
            Nordson Corp.........................    972      24,135
            Nortek Holdings, Inc.*...............    373      17,065
            North Pittsburgh Systems, Inc........    657       8,956
            Northwest Bancorp, Inc...............    473       6,996
            Northwest Natural Gas Co.............  1,111      30,064
            Northwest Pipe Co.*..................    249       4,308
            Northwestern Corp....................  1,635       8,306
            Novadigm, Inc.*......................    590       1,375
            Novastar Financial, Inc..............    458      14,212
            Novell, Inc.*........................ 15,858      52,965
            Noven Pharmaceuticals, Inc.*.........    906       8,362
            NPS Pharmaceuticals, Inc.*...........  1,282      32,268
            NS Group, Inc.*......................    748       4,877
            Nu Horizons Electronics Corp.*.......    627       3,624
            Nu Skin Enterprises, Inc.............  1,932      23,126
            Nuance Communications, Inc.*.........  1,265       3,137
            Nuevo Energy Co.*....................    772       8,569
            NUI Corp.............................    686      11,840
            Numerical Technologies, Inc.*........  1,061       3,671
            NYFIX, Inc.*.........................  1,093       4,919
            NYMAGIC, Inc.*.......................     59       1,148
            O'Charley's, Inc.*...................    689      14,145
            Oak Technology, Inc.*................  2,443       6,474
            Oakley, Inc.*........................  1,117      11,471
            Oceaneering International, Inc.*.....  1,006      24,888
            OceanFirst Financial Corp............    455      10,215
            Octel Corp...........................    428       6,762
            Ocular Sciences, Inc.*...............    738      11,454
            Ocwen Financial Corp.*...............  1,628       4,558
            Odyssey Healthcare, Inc.*............    519      18,010
            Odyssey Re Holdings Corp.............    732      12,956
            OfficeMax, Inc.*.....................  5,037      25,185
            Offshore Logistics, Inc.*............    815      17,865
            Ohio Casualty Corp.*.................  2,221      28,762
            Oil States International, Inc.*......    742       9,572
            Old Second Bancorp, Inc..............    304      11,248
            Olin Corp............................  2,218      34,490
            Omega Financial Corp.................    358      12,834
            Omega Healthcare Investors, Inc.*....    703       2,629
            Omnicell, Inc.*......................    635       1,683
            OmniVision Technologies, Inc.*.......    866      11,752
            Omnova Solutions, Inc.*..............  1,729       6,968
            On Assignment, Inc.*.................    921       7,847
            ON Semiconductor Corp.*..............  1,220       1,671
            Oneida, Ltd..........................    628       6,927
            ONEOK, Inc...........................  2,343      44,985
            Onyx Pharmaceuticals, Inc.*..........    601       3,492
            ONYX Software Corp.*.................  1,919       2,974
            Openwave Systems, Inc.*..............  7,606      15,212
            Oplink Communications, Inc.*.........  4,492       3,549
            OPNET Technologies, Inc.*............    439       3,548
            Optical Communication Products, Inc.*    654         706
            Option Care, Inc.*...................    556       4,426
            OraSure Technologies, Inc.*..........  1,146       6,246

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Orbital Sciences Corp.*...............  1,983 $     8,368
           Oregon Steel Mills, Inc.*.............  1,127       4,531
           Oriental Financial Group, Inc.........    479      11,774
           OrthoLogic Corp.*.....................  1,395       5,036
           OshKosh B'Gosh, Inc.--Class A.........    447      12,538
           Oshkosh Truck Corp....................    657      40,406
           OSI Pharmaceuticals, Inc.*............  1,583      25,961
           OSI Systems, Inc.*....................    293       4,975
           Osmonics, Inc.*.......................    463       7,843
           Otter Tail Power Co...................  1,085      29,187
           Overland Storage, Inc.*...............    331       4,826
           Overseas Shipholding Group, Inc.......  1,191      21,319
           Overstock.com, Inc.*..................    127       1,651
           Overture Services, Inc.*..............  2,229      60,873
           Owens & Minor, Inc....................  1,490      24,466
           Oxford Industries, Inc................    262       6,720
           P.A.M. Transportation Services, Inc.*.    135       3,403
           P.F. Chang's China Bistro, Inc.*......    707      25,664
           Pacific Capital Bancorp...............  1,525      38,811
           Pacific Northwest Bancorp.............    671      16,775
           Pacific Sunwear of California, Inc.*..  2,479      43,853
           Pacific Union Bank*...................    463       5,329
           PacifiCare Health Systems, Inc.*......  1,520      42,712
           Packeteer, Inc.*......................    982       6,737
           Pain Therapeutics, Inc.*..............    699       1,671
           Palm Harbor Homes, Inc.*..............    752      13,137
           Palm, Inc.*...........................  1,268      19,908
           Pan Pacific Retail Properties.........  1,456      53,188
           Panera Bread Co.*.....................  1,003      34,914
           Papa John's International, Inc.*......    558      15,557
           Paradyne Networks, Inc.*..............  1,197       1,532
           Parametric Technology Corp.*.......... 11,404      28,738
           PAREXEL International Corp.*..........  1,031      11,331
           Park Electrochemical Corp.............    744      14,285
           Parker Drilling Co.*..................  3,396       7,539
           ParkerVision, Inc.*...................    371       3,027
           Parkvale Financial Corp...............    209       4,817
           Parkway Properties, Inc...............    339      11,892
           ParthusCeva, Inc.*....................    436       2,577
           Partners Trust Financial Group, Inc...    286       4,610
           Party City Corp.*.....................    318       3,816
           Pathmark Stores, Inc.*................  1,313       6,657
           Patina Oil & Gas Corp.................  1,046      33,106
           Paxar Corp.*..........................  1,391      20,517
           Paxson Communications Corp.*..........  1,342       2,765
           Payless ShoeSource, Inc.*.............    982      50,543
           PC Connection, Inc.*..................    288       1,460
           PC-Tel, Inc.*.........................    874       5,926
           PDF Solutions, Inc.*..................    521       3,611
           PDI, Inc.*............................    355       3,831
           Peapack-Gladstone Financial Corp......    259       8,871
           PEC Solutions, Inc.*..................    368      11,003
           Pediatrix Medical Group, Inc.*........    975      39,058
           Peet's Coffee & Tea, Inc.*............    381       5,384
           Pegasus Systems, Inc.*................  1,085      10,883
           Pegasystems, Inc.*....................    267       1,364
           Penford Corp..........................    331       4,664
           Penn Engineering & Manufacturing Corp.    508       5,410
           Penn National Gaming, Inc.*...........  1,326      21,030
           Penn Virginia Corp....................    347      12,613

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          PennFed Financial Services, Inc.........   214  $     5,810
          PennRock Financial Services Corp........   302        8,381
          Pennsylvania Real Estate Investment
           Trust..................................   617       16,042
          Penton Media, Inc.*.....................   651          443
          Penwest Pharmaceuticals Co.*............   606        6,424
          Peoples Bancorp, Inc....................   342        8,755
          Pep Boys-Manny, Moe & Jack.............. 2,097       24,325
          Per-Se Technologies, Inc.*.............. 1,313       11,776
          Peregrine Pharmaceuticals, Inc.*........ 4,492        3,504
          Pericom Semiconductor Corp.*............   858        7,130
          Perrigo Co.*............................ 2,677       32,526
          Petroleum Helicopters, Inc.*............   107        3,171
          PetroQuest Energy, Inc.*................ 1,341        5,565
          PFF Bancorp, Inc........................   495       15,469
          Pharmaceutical Resources, Inc.*.........   786       23,424
          Pharmacopeia, Inc.*..................... 1,024        9,134
          Philadelphia Consolidated Holding Corp.*   734       25,984
          Phillips-Van Heusen Corp................ 1,006       11,629
          Phoenix Technologies, Ltd.*............. 1,133        6,537
          Photon Dynamics, Inc.*..................   742       16,918
          Photronics, Inc.*....................... 1,215       16,646
          PICO Holdings, Inc.*....................   283        3,801
          Piedmont Natural Gas Co., Inc........... 1,344       47,509
          Pilgrim's Pride Corp.--Class B..........   667        5,470
          Pinnacle Entertainment, Inc.*........... 1,050        7,277
          Pinnacle Systems, Inc.*................. 2,565       34,910
          Pioneer Standard Electronics, Inc....... 1,310       12,026
          Pixelworks, Inc.*....................... 1,448        8,398
          Plains Exploration & Production Co.*.... 1,042       10,160
          Plains Resources, Inc.*................. 1,042       12,348
          Planar Systems, Inc.*...................   591       12,192
          Plantronics, Inc.*...................... 1,651       24,980
          PLATO Learning, Inc.*...................   722        4,289
          Playboy Enterprises, Inc.--Class B*.....   609        6,169
          Playtex Products, Inc.*................. 1,220       12,054
          Plexus Corp.*........................... 1,832       16,085
          Plug Power, Inc.*.......................   723        3,246
          PLX Technology, Inc.*...................   667        2,608
          PMA Capital Corp.--Class A.............. 1,154       16,537
          PNM Resources, Inc...................... 1,585       37,755
          PolyMedica Corp.*.......................   406       12,521
          PolyOne Corp............................ 3,441       13,489
          Pomeroy Computer Resources, Inc.*.......   432        5,054
          Pope & Talbot, Inc......................   681        9,711
          Port Financial Corp.....................   203        9,058
          Portal Software, Inc.*.................. 5,215        4,214
          Possis Medical, Inc.*...................   746       13,428
          Post Properties, Inc.................... 1,461       34,918
          Potlatch Corp........................... 1,239       29,587
          Powell Industries, Inc.*................   283        4,833
          Power Integrations, Inc.*............... 1,101       18,717
          Power-One, Inc.*........................ 2,356       13,358
          Powerwave Technologies, Inc.*........... 2,857       15,428
          POZEN, Inc.*............................   984        5,068
          PracticeWorks, Inc.*....................   681        5,380
          PRAECIS Pharmaceuticals, Inc.*.......... 2,260        7,345
          Pre-Paid Legal Services, Inc.*..........   572       14,986
          Prentiss Properties Trust............... 1,342       37,952
          Presidential Life Corp..................   900        8,937

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Presstek, Inc.*...................... 1,337  $     6,164
            PRG-Schultz International, Inc.*..... 1,559       13,875
            Price Communications Corp.*.......... 2,105       29,112
            Price Legacy Corp.*..................   805        2,254
            priceline.com, Inc.*................. 5,533        8,853
            PriceSmart, Inc.*....................   174        4,042
            Prima Energy Corp.*..................   439        9,816
            Prime Hospitality Corp.*............. 1,972       16,072
            Prime Medical Services, Inc.*........   593        5,141
            PRIMEDIA, Inc.*...................... 6,032       12,425
            Priority Healthcare Corp.--Class B*.. 1,050       24,360
            Private Media Group, Inc.*...........   630        2,048
            PrivateBancorp, Inc..................   156        5,905
            ProAssurance Corp.*.................. 1,032       21,672
            ProBusiness Services, Inc.*..........   919        9,190
            Progenics Pharmaceuticals, Inc.*.....   346        2,304
            Progress Software Corp.*............. 1,368       17,716
            ProQuest Co.*........................   676       13,250
            Prosperity Bancshares, Inc...........   558       10,602
            Protection One, Inc.*................   514        1,028
            Protein Design Labs, Inc.*........... 3,879       32,972
            Proton Energy Systems, Inc.*......... 1,054        3,162
            Provident Bancorp, Inc...............   129        4,005
            Provident Bankshares Corp............ 1,042       24,082
            Province Healthcare Co.*............. 2,091       20,345
            Proxim Corp.*........................ 5,209        4,532
            ProxyMed, Inc.*......................   201        2,098
            PS Business Parks, Inc...............   436       13,865
            PSS World Medical, Inc.*............. 3,113       21,293
            PTEK Holdings, Inc.*................. 2,065        9,086
            Pulitzer, Inc........................   390       17,531
            Q-Med, Inc.*.........................   334        2,091
            QRS Corp.*...........................   595        3,927
            QuadraMed Corp.*..................... 1,184        3,102
            Quaker Chemical Corp.................   337        7,818
            Quaker City Bancorp, Inc.*...........   222        7,310
            Quaker Fabric Corp.*.................   510        3,545
            Quanex Corp..........................   713       23,886
            Quanta Services, Inc.*............... 1,400        4,900
            Quantum Corp.*....................... 5,668       15,134
            Quest Software, Inc.*................ 1,622       16,722
            Quicksilver Resources, Inc.*.........   439        9,847
            Quidel Corp.*........................ 1,122        3,892
            Quiksilver, Inc.*....................   852       22,714
            Quixote Corp.........................   283        5,111
            Quovadx, Inc.*.......................   913        2,209
            R & G Financial Corp.--Class B.......   657       15,275
            Racing Champions Ertl Corp.*.........   368        5,023
            Radiant Systems, Inc.*...............   749        7,213
            Radiologix, Inc.*....................   876        2,024
            RadiSys Corp.*.......................   713        5,690
            RailAmerica, Inc.*................... 1,245        8,927
            Rainbow Technologies, Inc.*.......... 1,035        7,421
            Raindance Communications, Inc.*...... 1,890        6,105
            RAIT Investment Trust................   686       14,818
            Ralcorp Holdings, Inc.*.............. 1,308       32,883
            Rambus, Inc.*........................ 3,647       24,471
            Ramco-Gershenson Properties Trust....   374        7,387
            Range Resources Corp.*............... 2,239       12,090
            RARE Hospitality International, Inc.*   860       23,753

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Rayovac Corp.*..................... 1,400  $    18,662
             Raytech Corp.*..................... 1,816       10,352
             RCN Corp.*......................... 2,795        1,481
             Read-Rite Corp.*................... 5,294        1,853
             Realty Income Corp................. 1,456       50,959
             Red Hat, Inc.*..................... 4,948       29,242
             Redback Networks, Inc.*............ 6,596        5,541
             Redwood Trust, Inc.................   479       13,268
             Regal-Beloit Corp.................. 1,006       20,824
             Regeneron Pharmaceuticals, Inc.*... 1,461       27,043
             Regent Communications, Inc.*....... 1,162        6,867
             Regis Corp......................... 1,892       49,172
             Register.com, Inc.*................ 1,290        5,805
             RehabCare Group, Inc.*.............   694       13,242
             Reliance Steel & Aluminum Co....... 1,035       21,569
             REMEC, Inc.*....................... 2,469        9,580
             RemedyTemp, Inc.--Class A*.........   240        3,360
             Remington Oil & Gas Corp.*.........   887       14,556
             Renaissance Learning, Inc.*........   445        8,411
             Rent-Way, Inc.*.................... 1,117        3,910
             Republic Bancorp, Inc.............. 2,287       26,918
             Republic Bancorp, Inc.--Class A....   305        3,437
             Republic Bancshares, Inc.*.........   219        4,303
             Res-Care, Inc.*....................   675        2,450
             Research Frontiers, Inc.*..........   419        3,494
             ResMed, Inc.*...................... 1,328       40,597
             Resource America, Inc.--Class A....   657        5,920
             Resources Connection, Inc.*........   831       19,288
             Respironics, Inc.*................. 1,458       44,368
             Restoration Hardware, Inc.*........   778        3,898
             Retek, Inc.*....................... 2,282        6,207
             Revlon, Inc.--Class A*.............   371        1,135
             REX Stores Corp.*..................   366        3,737
             RFS Hotel Investors, Inc........... 1,242       13,488
             Richardson Electronics, Ltd........   278        2,407
             Rigel Pharmaceuticals, Inc.*....... 1,144        1,247
             Riggs National Corp................   609        9,433
             Right Management Consultants, Inc.*   720        9,540
             Rita Medical Systems, Inc.*........   435        2,197
             Riverstone Networks, Inc.*......... 5,302       11,240
             Riviana Foods, Inc.................   261        7,052
             RLI Corp...........................   548       15,289
             RMH Teleservices, Inc.*............   506        5,313
             Roadway Corp.......................   513       18,884
             Roanoke Electric Steel Corp........   427        4,056
             Robbins & Myers, Inc...............   427        7,857
             Rock-Tenn Co.......................   489        6,592
             Rogers Corp.*......................   689       15,330
             Rollins, Inc.......................   617       15,703
             Roper Industries, Inc.............. 1,271       46,519
             Roxio, Inc.*.......................   837        3,992
             Royal Bancshares of Pennsylvania,
              Inc.--Class A.....................   222        4,751
             Royal Gold, Inc....................   588       14,654
             RPC, Inc...........................   484        5,614
             RSA Security, Inc.*................ 1,970       11,800
             RTI International Metals, Inc.*....   908        9,171
             Ruddick Corp....................... 1,368       18,728
             Rudolph Technologies, Inc.*........   400        7,664
             Russ Berrie & Co., Inc.............   428       14,458

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Russell Corp.............................  1,058 $    17,711
          Ryan's Family Steak Houses, Inc.*........  1,937      21,985
          Ryerson Tull, Inc........................    974       5,941
          S & T Bancorp, Inc.......................  1,162      29,109
          S.Y. Bancorp, Inc........................    248       9,201
          S1 Corp.*................................  3,094      13,799
          Safeguard Scientifics, Inc.*.............  5,221       7,101
          Saga Communications, Inc.*...............    649      12,331
          Salem Communications Corp.--Class A*.....    384       9,588
          Salix Pharmaceuticals, Ltd.*.............    775       5,417
          Salton, Inc.*............................    281       2,703
          Sanchez Computer Associates, Inc.*.......    595       1,714
          Sanderson Farms, Inc.....................    219       4,579
          Sandisk Corp.*...........................  2,645      53,693
          Sandy Spring Bancorp, Inc................    631      19,877
          Sangamo BioSciences, Inc.*...............    747       2,248
          SangStat Medical Corp.*..................  1,154      13,040
          Santander BanCorp........................    368       4,784
          Sapient Corp.*...........................  3,555       7,288
          Sauer....................................    424       3,350
          Saul Centers, Inc........................    460      10,948
          Saxon Capital, Inc.*.....................  1,226      15,337
          SBS Technologies, Inc.*..................    638       5,844
          Scansoft, Inc.*..........................  2,274      11,825
          ScanSource, Inc.*........................    211      10,402
          Schawk, Inc..............................    339       3,359
          Schnitzer Steel Industries, Inc.--Class A    175       3,658
          School Specialty, Inc.*..................    646      12,907
          Schulman (A.), Inc.......................  1,283      23,877
          Schweitzer-Mauduit International, Inc....    651      15,950
          Scientific Games Corp.--Class A*.........  1,998      14,505
          Scios, Inc.*.............................  2,020      65,813
          SCM Microsystems, Inc.*..................    683       2,903
          SCP Pool Corp.*..........................    781      22,805
          SCS Transportation, Inc.*................  1,015      10,059
          Seaboard Corp............................     13       3,120
          SeaChange International, Inc.*...........    969       5,959
          Seacoast Banking Corp. of Florida........    453       8,535
          Seacoast Financial Services Corp.........  1,058      21,172
          SEACOR SMIT, Inc.*.......................    759      33,776
          Seattle Genetics, Inc.*..................    783       2,427
          Second Bancorp, Inc......................    368       9,752
          Secure Computing Corp.*..................  1,284       8,230
          SeeBeyond Technology Corp.*..............  2,282       5,545
          Select Medical Corp.*....................    765      10,320
          Selective Insurance Group, Inc...........  1,130      28,453
          SEMCO Energy, Inc........................    802       4,892
          Seminis, Inc.--Class A*..................    604       1,740
          Semitool, Inc.*..........................    699       4,341
          Senior Housing Properties Trust..........  1,988      21,093
          Sensient Technologies Corp...............  1,903      42,760
          Sepracor, Inc.*..........................  3,026      29,261
          Sequa Corp.--Class A*....................    259      10,129
          Sequenom, Inc.*..........................  1,721       3,098
          SERENA Software, Inc.*...................    757      11,953
          Serologicals Corp.*......................    942      10,362
          Service Corp. International*............. 12,847      42,652
          Sharper Image Corp.*.....................    307       5,351
          Shenandoah Telecommunications Co.........    143       6,996
          Shoe Carnival, Inc.*.....................    313       4,385

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Shopko Stores, Inc.*.................... 1,255  $    15,625
          Shuffle Master, Inc.*...................   775       14,810
          Shurgard Storage Centers, Inc.--Class A. 1,474       46,195
          Sierra Health Services, Inc.*........... 1,112       13,355
          Sierra Pacific Resources................ 4,464       29,016
          Silgan Holdings, Inc.*..................   447       11,032
          Silicon Graphics, Inc.*................. 8,285        9,362
          Silicon Image, Inc.*.................... 2,535       15,210
          Silicon Laboratories, Inc.*............. 1,146       21,866
          Silicon Storage Technology, Inc.*....... 3,383       13,667
          Siliconix, Inc.*........................   256        5,990
          Simmons First National Corp.--Class A...   307       11,252
          SimpleTech, Inc.*.......................   313          945
          Simpson Manufacturing Co., Inc.*........   636       20,924
          Sinclair Broadcast Group--Class A*...... 1,346       15,654
          SIPEX Corp.*............................ 1,111        4,111
          Sirius Satellite Radio, Inc.*........... 3,018        1,932
          SITEL Corp.*............................ 2,474        2,968
          Sizeler Property Investors, Inc.........   503        4,673
          SJW Corp................................    90        7,025
          Skechers U.S.A., Inc.*..................   673        5,714
          Skyline Corp............................   270        7,965
          Skyworks Solutions, Inc.*............... 5,906       50,909
          SL Green Realty Corp.................... 1,149       36,308
          Smart & Final, Inc.*....................   516        2,683
          Smith (A.O.) Corp.......................   725       19,582
          Sola International, Inc.*...............   951       12,363
          Solutia, Inc............................ 4,584       16,640
          Somera Communications, Inc.*............ 1,371        3,702
          Sonic Corp.*............................ 1,587       32,518
          Sonic Innovations, Inc.*................   473        1,802
          SONICblue, Inc.*........................ 3,748        1,687
          SonicWALL, Inc.*........................ 2,231        8,099
          SonoSite, Inc.*.........................   612        7,999
          Sonus Networks, Inc.*................... 7,907        7,907
          Sotheby's Holdings, Inc.--Class A*...... 1,961       17,649
          SoundView Technology Group, Inc.*....... 3,243        4,865
          Sourcecorp*.............................   667       12,400
          South Financial Group, Inc.............. 1,956       40,411
          South Jersey Industries, Inc............   524       17,302
          Southern Peru Copper Corp...............   612        8,813
          Southern Union Co.*..................... 1,771       29,222
          Southwest Bancorporation of Texas, Inc.* 1,234       35,552
          Southwest Bancorp, Inc..................   223        5,796
          Southwest Gas Corp...................... 1,437       33,698
          Southwest Water Co......................   424        5,618
          Southwestern Energy Co.*................ 1,119       12,813
          Sovran Self Storage, Inc................   543       15,399
          Spanish Broadcasting System, Inc.*...... 1,576       11,347
          Spartan Motors, Inc.....................   416        4,734
          Spartech Corp...........................   643       13,265
          Specialty Laboratories, Inc.*...........   281        2,714
          SpectraLink Corp.*......................   731        5,249
          SpeechWorks International, Inc.*........ 1,125        3,128
          Speedway Motorsports, Inc...............   595       15,339
          Spherion Corp.*......................... 2,570       17,219
          Spinnaker Exploration Co.*.............. 1,020       22,491
          Sports Resorts International, Inc.*..... 1,066        6,257
          SPS Technologies, Inc.*.................   537       12,754
          SPSS, Inc.*.............................   519        7,261

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           SRA International, Inc.--Class A*......   217  $     5,879
           SS&C Technologies, Inc.*...............   342        3,643
           St. Francis Capital Corp...............   317        7,424
           St. Mary Land & Exploration Co......... 1,217       30,425
           Stage Stores, Inc.*....................   871       18,326
           Stamps.com, Inc.*...................... 1,533        7,159
           Standard Commercial Corp...............   489        8,851
           Standard Microsystems Corp.*...........   633       12,325
           Standard Motor Products, Inc...........   299        3,887
           Standard Pacific Corp.................. 1,403       34,723
           Standard Register Co...................   757       13,626
           Standex International Corp.............   472       11,252
           Stanley Furniture Co., Inc.*...........   223        5,185
           Starrett (L.S.) Co.....................   285        4,731
           StarTek, Inc.*.........................   453       12,503
           State Auto Financial Corp..............   553        8,572
           State Bancorp, Inc.....................   318        5,724
           Staten Island Bancorp, Inc............. 2,412       48,577
           Station Casinos, Inc.*................. 1,506       26,656
           Steel Dynamics, Inc.*.................. 1,392       16,746
           Stein Mart, Inc.*......................   953        5,813
           Steinway Musical Instruments, Inc.*....   177        2,880
           Stepan Co..............................   277        6,925
           Stericycle, Inc.*...................... 1,466       47,468
           Sterling Bancorp.......................   455       11,976
           Sterling Bancshares, Inc............... 1,667       20,371
           Sterling Financial Corp................   736       17,405
           Sterling Financial Corp.*..............   508        9,561
           Steven Madden, Ltd.*...................   403        7,282
           Stewart & Stevenson Services, Inc...... 1,247       17,633
           Stewart Enterprises, Inc.--Class A*.... 4,214       23,476
           Stewart Information Services Corp.*....   740       15,829
           Stillwater Mining Co.*................. 1,884       10,078
           Stone Energy Corp.*....................   932       31,092
           Stoneridge, Inc.*......................   561        6,676
           StorageNetworks, Inc.*................. 2,883        3,344
           Stratex Networks, Inc.*................ 3,603        7,962
           Stratos Lightwave, Inc.*...............   315        1,386
           Strattec Security Corp.*...............   143        6,855
           Strayer Education, Inc.................   397       22,827
           Stride Rite Corp....................... 1,739       12,469
           Sturm, Ruger & Co., Inc................   850        8,135
           Suffolk Bancorp........................   510       16,126
           Summit America Television, Inc.*....... 1,541        4,114
           Summit Bancshares, Inc.................   230        4,485
           Summit Properties, Inc.................   966       17,195
           Sun Bancorp, Inc.......................   216        3,949
           Sun Bancorp, Inc.*.....................   280        3,724
           Sun Communities, Inc...................   646       23,624
           Sunrise Assisted Living, Inc.*.........   775       19,290
           Suntron Corp.*.........................   109          509
           SuperGen, Inc.*........................ 1,282        4,654
           Superior Energy Services, Inc.*........ 2,123       17,409
           Superior Financial Corp................   302        5,548
           Superior Industries International, Inc.   929       38,424
           Supertex, Inc.*........................   453        6,745
           SureBeam Corp.--Class A*............... 2,774       11,207
           SureWest Communications................   579       21,538
           SurModics, Inc.*.......................   582       16,692
           Susquehanna Bancshares, Inc............ 1,723       35,909

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Swift Energy Co.*........................ 1,006  $     9,728
          SWS Group, Inc...........................   590        8,000
          Sybron Dental Special, Inc.*............. 1,657       24,606
          Sycamore Networks, Inc.*................. 6,954       20,098
          Sykes Enterprises, Inc.*................. 1,058        3,470
          Sylvan Learning Systems, Inc.*........... 1,382       22,665
          Symyx Technologies, Inc.*................ 1,001       12,603
          Synaptics, Inc.*.........................   219        1,664
          Syncor International Corp.*..............   746       20,687
          Synplicity, Inc.*........................   416        1,572
          Syntel, Inc.*............................   241        5,063
          Syntroleum Corp.*........................   855        1,479
          Sypris Solutions, Inc....................   214        2,185
          Systems & Computer Technology Corp.*..... 1,352       11,627
          Take-Two Interactive Software, Inc.*..... 1,651       38,781
          TALK America Holdings, Inc.*............. 1,003        5,617
          TALX Corp................................   537        6,938
          Tanger Factory Outlet Centers, Inc.......   254        7,874
          Tanox, Inc.*............................. 1,048        9,484
          Tasty Baking Co..........................   355        3,089
          Taubman Centers, Inc..................... 1,253       20,336
          TBC Corp.*...............................   740        8,887
          Techne Corp.*............................ 1,816       51,879
          Technical Olympic U.S.A., Inc.*..........    96        1,422
          Technitrol, Inc.......................... 1,750       28,245
          Tecumseh Products Co.....................   662       29,214
          Tejon Ranch Co.*.........................   307        9,118
          Tekelec*................................. 2,030       21,214
          Teledyne Technologies, Inc.*............. 1,324       20,760
          TeleTech Holdings, Inc.*................. 1,704       12,371
          Telik, Inc.*............................. 1,395       16,266
          Tellium, Inc.*........................... 3,407        2,180
          Tennant Co...............................   392       12,779
          Tenneco Automotive, Inc.*................ 1,649        6,662
          Terex Corp.*............................. 1,866       20,787
          Terra Industries, Inc.*.................. 1,700        2,601
          Terrayon Communication Systems, Inc.*.... 2,843        5,828
          Tesoro Petroleum Corp.*.................. 2,824       12,764
          Tetra Tech, Inc.*........................ 2,187       26,681
          TETRA Technologies, Inc.*................   574       12,266
          Texas Biotechnology Corp.*............... 1,909        2,673
          Texas Industries, Inc....................   916       22,259
          Texas Regional Bancshares,
           Inc.--Class A...........................   966       34,333
          The Banc Corp............................   567        4,400
          The Buckle, Inc.*........................   305        5,490
          The Children's Place Retail Stores, Inc.*   495        5,267
          The First of Long Island Corp............   149        5,439
          The Med-Design Corp.*....................   371        2,990
          The Medicines Co.*....................... 1,037       16,613
          The Men's Wearhouse, Inc.*............... 1,346       23,084
          The Navigators Group, Inc.*..............   177        4,062
          The Penn Traffic Co.*....................   465        1,628
          The Peoples Holding Co...................   246       10,025
          The Princeton Review, Inc.*..............   703        3,480
          The Robert Mondavi Corp.--Class A*.......   406       12,586
          The Sports Authority, Inc.*.............. 1,429       10,003
          The Steak n Shake Co.*...................   990        9,900
          The Topps Co., Inc.*..................... 1,622       14,112
          Theragenics Corp.*....................... 1,299        5,235

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Therasense, Inc.*.......................   969  $     8,091
          Therma-Wave, Inc.*...................... 1,079        1,133
          Thomas & Betts Corp.*................... 1,892       31,974
          Thomas Industries, Inc..................   633       16,496
          Thor Industries, Inc....................   670       23,068
          Thoratec Corp.*......................... 2,149       16,397
          Thornburg Mortgage Asset Corp........... 2,173       43,677
          THQ, Inc.*.............................. 1,723       22,830
          Three-Five Systems, Inc.*...............   940        6,063
          Tibco Software, Inc.*................... 3,507       21,673
          Tier Technologies, Inc.*................   628       10,048
          Time Warner Telecom, Inc.--Class A*..... 1,861        3,927
          TiVo, Inc.*.............................   805        4,210
          Tollgrade Communications, Inc.*.........   556        6,522
          Tom Brown, Inc.*........................ 1,461       36,671
          Tompkins Trustco, Inc...................   325       14,333
          Too, Inc.*.............................. 1,478       34,763
          Toro Co.................................   540       34,506
          Touch America Holdings, Inc.*........... 4,535        1,769
          Tower Automotive, Inc.*................. 2,690       12,105
          Town & Country Trust....................   623       13,145
          Tractor Supply Co.*.....................   595       22,372
          Trammell Crow Co.*...................... 1,288       11,592
          Trans World Entertainment Corp.*........   728        2,643
          Transaction Systems Architects, Inc.*... 1,387        9,016
          Transcontinental Realty Investors, Inc.*   125        2,205
          Transkaryotic Therapies, Inc.*.......... 1,223       12,108
          Transmeta Corp.*........................ 4,747        5,554
          TransMontaigne, Inc.*...................   770        3,573
          TRC Cos., Inc.*.........................   379        4,976
          Tredegar Corp........................... 1,133       16,995
          Tremont Corp............................    56        1,669
          Trex Co., Inc.*.........................   283        9,990
          Triad Guaranty, Inc.*...................   342       12,606
          Triangle Pharmaceuticals, Inc.*......... 1,373        8,156
          Triarc Cos., Inc.*......................   579       15,193
          TriCo Bancshares........................   217        5,338
          Trico Marine Services, Inc.*............   961        3,200
          Trikon Technologies, Inc.*..............   450        2,250
          Trimble Navigation, Ltd.*............... 1,101       13,751
          Trimeris, Inc.*.........................   654       28,181
          Trinity Industries, Inc................. 1,565       29,672
          TriPath Imaging, Inc.*..................   961        2,575
          Tripos, Inc.*...........................   318        2,331
          TriQuint Semiconductor, Inc.*........... 5,747       24,367
          Triton PCS Holdings, Inc.--Class A*.....   852        3,348
          Triumph Group, Inc.*....................   611       19,515
          TriZetto Group, Inc.*................... 1,323        8,123
          Tropical Sportswear International Corp.*   227        2,036
          Troy Financial Corp.....................   366        9,875
          Trust Co. of New Jersey.................   810       22,543
          TrustCo Bank Corp. NY................... 3,158       34,042
          TTM Technologies, Inc.*.................   673        2,227
          Tuesday Morning Corp.*..................   360        6,156
          Tularik, Inc.*.......................... 1,816       13,547
          Tupperware Corp......................... 2,269       34,217
          Turnstone Systems, Inc.*................ 1,535        4,145
          Tweeter Home Entertainment Group, Inc.*.   842        4,934
          Tyler Technologies, Inc.*............... 1,405        5,859
          U.S. Concrete, Inc.*....................   882        4,825

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           U.S. Industries, Inc.*................. 2,893  $     7,609
           U.S. Physical Therapy, Inc.*...........   432        4,817
           U.S. Restaurant Properties, Inc........   852       11,996
           U.S. Xpress Enterprises, Inc.--Class A*   241        2,111
           U.S.B. Holding Co., Inc................   524        9,275
           UAL Corp.*............................. 2,893        4,137
           UbiquiTel, Inc.*....................... 2,563        1,025
           UCBH Holdings, Inc.....................   793       33,663
           UGI Corp............................... 1,204       45,018
           UICI*.................................. 1,684       26,186
           UIL Holdings Corp......................   524       18,272
           Ulticom, Inc*..........................   460        3,445
           Ultimate Electronics, Inc.*............   479        4,862
           Ultratech Stepper, Inc.*...............   988        9,721
           UMB Financial Corp.....................   717       27,432
           Umpqua Holdings Corp................... 1,257       22,940
           Unifi, Inc.*........................... 2,187       11,482
           UniFirst Corp..........................   339        6,848
           Unilab Corp.*..........................   813       14,878
           Union Bankshares Corp..................   328        8,938
           Unisource Energy Corp.................. 1,245       21,526
           Unit Corp.*............................ 1,895       35,152
           United Auto Group, Inc.*...............   739        9,215
           United Bankshares, Inc................. 1,597       46,409
           United Community Banks, Inc............   723       17,619
           United Community Financial Corp........ 1,366       11,816
           United Defense Industries, Inc.*.......   921       21,460
           United Fire & Casualty Co..............   313       10,469
           United Industrial Corp.................   416        6,656
           United National Bancorp................   773       17,818
           United Natural Foods, Inc.*............   833       21,117
           United Online, Inc.*...................   908       14,475
           United Stationers, Inc.*............... 1,310       37,729
           United Surgical Partners International,
            Inc.*.................................   723       11,294
           United Therapeutics Corp.*.............   683       11,406
           Unitil Corp............................   204        5,059
           Universal American Financial Corp.*.... 1,020        5,935
           Universal Compression Holdings, Inc.*..   717       13,716
           Universal Corp......................... 1,146       42,357
           Universal Display Corp.*...............   810        6,391
           Universal Electronics, Inc.*...........   604        5,883
           Universal Forest Products, Inc.........   595       12,686
           Universal Health Realty Income Trust...   476       12,495
           Unizan Financial Corp..................   964       19,039
           Unocal Corp............................   751       22,966
           Unova, Inc.*........................... 1,806       10,836
           Urban Outfitters, Inc.*................   325        7,660
           Urologix, Inc.*........................   606        2,006
           URS Corp.*.............................   998       14,202
           Urstadt Biddle Properties--Class A.....   765        8,476
           US Oncology, Inc.*..................... 3,000       26,010
           US Unwired, Inc.*...................... 3,891        1,907
           USEC, Inc.............................. 3,550       21,371
           USFreightways Corp..................... 1,173       33,724
           USG Corp.*............................. 1,605       13,562
           Vail Resorts, Inc.*....................   366        5,552
           Valhi, Inc.............................   921        7,644
           Valmont Industries, Inc................   590       11,446
           Value Line, Inc........................    58        2,520

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         ValueClick, Inc.*.........................  2,800 $     7,812
         ValueVision International, Inc.--Class A*.    834      12,493
         Vans, Inc.*...............................    802       4,555
         Varian Semiconductor Equipment Associates,
          Inc.*....................................  1,339      31,816
         Varian, Inc.*.............................  1,287      36,923
         Vastera, Inc.*............................  1,397       7,894
         VCA Antech, Inc.*.........................  1,377      20,655
         Vector Group, Ltd.........................    935      10,865
         Veeco Instruments, Inc.*..................  1,101      12,728
         Ventana Medical Systems, Inc.*............    553      12,747
         Ventas, Inc...............................  2,653      30,377
         Verint Systems, Inc.*.....................    198       3,996
         Veritas DGC, Inc.*........................  1,355      10,705
         Verity, Inc.*.............................    964      12,909
         Versicor, Inc.*...........................    932      10,055
         Vesta Insurance Group, Inc................  1,498       4,120
         ViaSat, Inc.*.............................    805       9,290
         Viasys Healthcare, Inc.*..................  1,136      16,915
         Vical, Inc.*..............................    828       2,873
         Vicor Corp.*..............................    866       7,145
         Viewpoint Corp.*..........................  1,617       3,024
         Vignette Corp.*........................... 10,272      12,604
         Vintage Petroleum, Inc....................  2,121      22,377
         Virage Logic Corp.*.......................    468       4,694
         Virbac Corp.*.............................    381       2,137
         Virco Manufacturing Corp..................    230       2,346
         Virginia Financial Group, Inc.............    320       9,536
         VISX, Inc.*...............................  2,102      20,137
         Vital Signs, Inc..........................    259       7,739
         VitalWorks, Inc.*.........................  1,652       6,360
         Vitesse Semiconductor Corp.*..............  8,781      19,186
         Vitria Technology, Inc.*..................  3,243       2,432
         VIVUS, Inc.*..............................  1,437       5,360
         Volt Information Sciences, Inc.*..........    349       5,968
         W Holding Co., Inc........................  1,895      31,097
         W-H Energy Services, Inc.*................  1,010      14,736
         W.R. Grace & Co.*.........................  2,864       5,613
         Wabash National Corp.*....................  1,122       9,402
         Wabtec Corp...............................  1,498      21,032
         Wackenhut Corrections Corp.*..............    379       4,211
         Wallace Computer Services, Inc............  1,625      34,954
         Walter Industries, Inc....................  1,170      12,671
         Warwick Community Bancorp, Inc............    156       4,419
         Washington Real Estate Investment Trust...  1,610      41,055
         Washington Trust Bancorp, Inc.............    569      11,113
         Waste Connections, Inc.*..................  1,207      46,602
         WatchGuard Technologies, Inc.*............  1,146       7,313
         Water Pik Technologies, Inc.*.............    463       3,403
         Watsco, Inc...............................    744      12,187
         Watson Wyatt & Co. Holdings*..............    876      19,053
         Watts Industries, Inc.--Class A...........    681      10,719
         Wausau-Mosinee Paper Corp.................  1,585      17,784
         Waypoint Financial Corp...................  1,562      27,804
         WCI Communities, Inc.*....................    299       3,050
         WD-40 Co..................................    699      18,468
         WebEx Communications, Inc.*...............  1,010      15,150
         webMethods, Inc.*.........................  1,969      16,185
         Websense, Inc.*...........................    921      19,673
         Weis Markets, Inc.........................    481      14,935

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Wellman, Inc......................... 1,392  $    18,778
            Wellsford Real Properties, Inc.*.....   232        3,656
            Werner Enterprises, Inc.............. 1,683       36,235
            Wesbanco, Inc........................   929       21,729
            WESCO International, Inc.*...........   615        3,376
            West Coast Bancorp...................   688       10,423
            West Marine, Inc.*...................   450        6,160
            West Pharmaceutical Services, Inc....   572       13,957
            Westar Energy, Inc................... 2,446       24,215
            Westcorp.............................   513       10,773
            Western Digital Corp.*............... 8,399       53,669
            Western Gas Resources, Inc...........   825       30,401
            Westfield Financial, Inc.............   214        3,317
            Westpoint Stevens, Inc.*............. 1,525          900
            Westport Resources Corp.*............   697       14,498
            Wet Seal, Inc.--Class A*............. 1,117       12,020
            WFS Financial, Inc.*.................   299        6,252
            WGL Holdings, Inc.................... 2,121       50,733
            White Electronic Designs Corp.*......   762        5,829
            Whitehall Jewellers, Inc.*...........   487        4,627
            Wild Oats Markets, Inc.*.............   998       10,299
            William Lyon Homes, Inc.*............   206        4,497
            Willow Grove Bancorp, Inc............   209        2,905
            Wilson Greatbatch Technologies, Inc.*   913       26,660
            Wilsons The Leather Experts, Inc.*...   617        3,085
            Wind River Systems, Inc.*............ 2,983       12,230
            Winnebago Industries, Inc............   524       20,557
            Winston Hotels, Inc..................   736        5,741
            Wintrust Financial Corp..............   639       20,012
            Wireless Facilities, Inc.*........... 1,010        6,070
            Witness Systems, Inc.*...............   598        2,057
            WMS Industries, Inc.*................   956       14,321
            Wolverine World Wide, Inc............ 1,816       27,440
            Women First HealthCare, Inc.*........   680        3,101
            Woodhead Industries, Inc.............   455        5,142
            Woodward Governor Co.................   387       16,835
            World Acceptance Corp.*..............   473        3,600
            World Fuel Services Corp.............   389        7,975
            World Wrestling Entertainment, Inc.*.   435        3,502
            Worthington Industries, Inc.......... 2,941       44,820
            WPS Resources Corp................... 1,371       53,223
            Wright Medical Group, Inc.*..........   681       11,890
            WSFS Financial Corp..................   342       11,276
            Wyndham International, Inc.--Class A* 6,548        1,506
            X-Rite, Inc..........................   783        5,473
            Xicor, Inc.*.........................   911        3,398
            XM Satellite Radio Holdings,
             Inc.--Class A*...................... 2,369        6,373
            Yankee Candle Co., Inc.*............. 1,181       18,895
            Yardville National Bancorp...........   259        4,465
            Yellow Corp.*........................ 1,266       31,892
            Young Broadcasting, Inc.--Class A*...   606        7,981
            Young Innovations, Inc.*.............   185        4,305
            Zenith National Insurance Corp.......   358        8,420
            Zoll Medical Corp.*..................   363       12,948
            Zomax, Inc.*......................... 1,286        5,466
            Zoran Corp.*......................... 1,180       16,603
            Zygo Corp.*..........................   678        4,739
            Zymogenetics, Inc.*..................   435        4,307
                                                         -----------
            TOTAL COMMON STOCKS..................         26,137,901
                                                         -----------

          Warrants (0.0%)
                                                Shares        Value
                                              ----------- ------------
         Microstrategy, Inc..................       3,674 $        220
                                                          ------------
         TOTAL WARRANTS......................                      220
                                                          ------------
          Convertible Bonds (0.2%)
                                               Principal
                                                Amount
                                              -----------
         Microstrategy, Inc., 7.50%, 06/24/07 $   155,600       63,018
                                                          ------------
         TOTAL CONVERTIBLE BONDS.............                   63,018
                                                          ------------
          Federal Home Loan Bank (20.0%)
         Federal Home Loan Bank,
          0.50%, 01/02/03....................   6,100,000    6,099,831
                                                          ------------
         TOTAL FEDERAL HOME LOAN
          BANK...............................                6,099,831
                                                          ------------
          U.S. Treasury Bills (81.8%)
         U.S. Treasury Bills,
          0.50%, 01/02/03....................  25,002,000   25,002,000
                                                          ------------
         TOTAL U.S. TREASURY BILLS...........               25,002,000
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $57,214,793)/(a)/--187.5%....               57,302,970
         Net other
          assets/(liabilities)--(87.5)%......              (26,741,999)
                                                          ------------
         NET ASSETS--100.0%..................             $ 30,560,971
                                                          ============

------
*Non-income producing security
/(a)/Cost for federal income taxes is $57,874,060 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $659,267. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                    Unrealized appreciation..... $ 264,355
                    Unrealized depreciation.....  (835,445)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(571,090)
                                                 =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                           Unrealized
                                               Contracts Gains/(Losses)
                                               --------- --------------
         Russell 2000 Future Contract expiring
          March 2003 (Underlying face
          amount at value $1,910,000).........    10        $(3,600)

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002


The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 0.9%
                     Agriculture...................... 0.4%
                     Airlines......................... 0.3%
                     Apparel.......................... 0.7%
                     Auto Manufacturers............... 0.2%
                     Auto Parts & Equipment........... 0.5%
                     Banks............................ 7.4%
                     Beverages........................ 0.1%
                     Biotechnology.................... 1.8%
                     Building Materials............... 0.8%
                     Chemicals........................ 2.1%
                     Coal............................. 0.2%
                     Commercial Services.............. 3.9%
                     Computers........................ 3.1%
                     Cosmetics/Personal Care.......... 0.1%
                     Distribution/Wholesale........... 0.6%
                     Diversified Financial Services... 0.8%
                     Electric......................... 1.5%
                     Electrical Components & Equipment 0.9%
                     Electronics...................... 2.1%
                     Energy--Alternate Sources........ 0.1%
                     Engineering & Construction....... 0.4%
                     Enterprise Software/Services..... 0.2%
                     Entertainment.................... 0.8%
                     Environmental Control............ 0.6%
                     Food............................. 1.8%
                     Forest & Paper Products.......... 0.5%
                     Gas.............................. 1.6%
                     Hand/Machine Tools............... 0.5%
                     Healthcare--Products............. 3.1%
                     Healthcare--Services............. 1.8%
                     Holding Companies--Diversified... 0.1%
                     Home Builders.................... 0.8%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.9%
                     Housewares....................... 0.2%
                     Insurance........................ 1.9%
                     Internet......................... 2.6%
                     Investment Companies............. 0.1%
                     Iron/Steel....................... 0.3%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.6%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 1.3%
                     Manufacturing.................... 1.0%
                     Media............................ 0.7%
                     Metal Fabricate/Hardware......... 0.3%
                     Mining........................... 1.6%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 2.2%
                     Oil & Gas Services............... 1.1%
                     Packaging & Containers........... 0.3%
                     Pharmaceuticals.................. 3.5%
                     Pipelines........................ 0.2%
                     Real Estate...................... 0.3%
                     Real Estate Investment Trust..... 6.2%
                     Retail........................... 5.1%
                     Savings & Loans.................. 2.4%
                     Semiconductors................... 2.9%

                            Software..........  3.1%
                            Telecommunications  2.6%
                            Textiles..........  0.4%
                            Toys/Games/Hobbies  0.2%
                            Transportation....  1.8%
                            Water.............  0.2%
                            Other............. 14.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $57,214,793)........... $ 57,302,970
        Dividends and interest receivable..................        1,976
        Receivable for capital shares issued...............        2,480
        Receivable for investments sold....................   19,984,754
        Variation margin on futures contracts..............        8,440
        Prepaid expenses...................................          204
                                                            ------------
         Total Assets......................................   77,300,824
                                                            ------------
      Liabilities:
        Cash overdraft.....................................   22,852,329
        Payable for capital shares redeemed................   23,209,036
        Unrealized depreciation on swap contracts..........      552,960
        Advisory fees payable..............................       45,472
        Management services fees payable...................        6,918
        Administration fees payable........................        2,270
        Administrative services fees payable...............       20,599
        Distribution fees payable..........................       12,838
        Other accrued expenses.............................       37,431
                                                            ------------
         Total Liabilities.................................   46,739,853
                                                            ------------
      Net Assets........................................... $ 30,560,971
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 80,415,441
        Accumulated net investment income/(loss)...........       22,364
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (49,408,451)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     (468,383)
                                                            ------------
      Net Assets........................................... $ 30,560,971
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,087,777
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.64
                                                            ============


      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    274,891
       Interest.............................................      224,202
                                                             ------------
        Total Investment Income.............................      499,093
                                                             ------------
     Expenses:
       Advisory fees........................................      311,617
       Management services fees.............................       62,324
       Administration fees..................................       21,885
       Administrative services fees.........................      158,894
       Distribution fees....................................      103,872
       Custody fees.........................................       96,166
       Fund accounting fees.................................       39,885
       Transfer agent fees..................................       50,082
       Other fees...........................................       48,697
                                                             ------------
        Total Expenses before reductions....................      893,422
        Less Expenses reduced by the Investment
         Advisor............................................      (71,489)
                                                             ------------
        Net Expenses........................................      821,933
                                                             ------------
     Net Investment Income/(Loss)...........................     (322,840)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (28,123,123)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   15,186,977
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts, and swap
        contracts...........................................  (12,513,542)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (25,449,688)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(25,772,528)
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


   Statements of Changes in Net Assets
                                                For the           For the
                                              year ended        year ended
                                           December 31, 2002 December 31, 2001
                                           ----------------- -----------------
  From Investment Activities:
  Operations:
   Net investment income/(loss)...........   $    (322,840)    $    (271,427)
   Net realized gains/(losses) on
     investments, futures contracts and
     swap contracts.......................     (12,936,146)      (11,349,319)
   Change in net unrealized
     appreciation/(depreciation) on
     investments, futures contracts and
     swap contracts.......................     (12,513,542)        9,389,396
                                             -------------     -------------
   Change in net assets resulting from
     operations...........................     (25,772,528)       (2,231,350)
                                             -------------     -------------
  Capital Transactions:
   Proceeds from shares issued............     914,822,517       487,193,262
   Cost of shares redeemed................    (947,529,845)     (429,309,037)
                                             -------------     -------------
   Change in net assets resulting from
     capital transactions.................     (32,707,328)       57,884,225
                                             -------------     -------------
   Change in net assets...................     (58,479,856)       55,652,875
  Net Assets:
   Beginning of year......................      89,040,827        33,387,952
                                             -------------     -------------
   End of year............................   $  30,560,971     $  89,040,827
                                             =============     =============
  Share Transactions:
   Issued.................................      45,257,718        19,355,893
   Redeemed...............................     (46,661,053)      (17,074,193)
                                             -------------     -------------
   Change in shares.......................      (1,403,335)        2,281,700
                                             =============     =============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                   For the              For the              For the
                                                 year ended           year ended           year ended
                                              December 31, 2002    December 31, 2001    December 31, 2000
                                              -----------------    -----------------    -----------------
Net Asset Value, Beginning of Period.........    $     25.51          $     27.61          $     35.99
                                                 -----------          -----------          -----------
 Net investment income/(loss)................          (0.16)/(b)/          (0.17)/(b)/          (0.04)/(b)/
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................         (10.71)               (1.93)               (7.90)
                                                 -----------          -----------          -----------
 Total income/(loss) from investment
   operations................................         (10.87)               (2.10)               (7.94)
                                                 -----------          -----------          -----------
Distributions to Shareholders From:
 Net investment income.......................             --                   --                (0.02)
 Net realized gains on investments and
   futures contracts.........................             --                   --                (0.42)
                                                 -----------          -----------          -----------
 Total distributions.........................             --                   --                (0.44)
                                                 -----------          -----------          -----------
Net Asset Value, End of Period...............    $     14.64          $     25.51          $     27.61
                                                 ===========          ===========          ===========
Total Return.................................         (42.61)%              (7.61)%             (22.14)%
Ratios/Supplemental Data:
Net assets, end of year......................    $30,560,971          $89,040,827          $33,387,952
Ratio of expenses to average net assets......           1.98%                2.11%                1.95%
Ratio of net investment income/(loss) to
 average net assets..........................          (0.78)%              (0.69)%              (0.12)%
Ratio of expenses to average net assets*.....           2.15%                2.11%                2.24%
Portfolio turnover...........................          1,511%                 842%               1,971%

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                 For the period
                                              October 18, 1999/(a)/
                                                    through
                                               December 31, 1999
                                              --------------------
Net Asset Value, Beginning of Period.........      $    30.00
                                                   ----------
 Net investment income/(loss)................            0.06
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................            5.93
                                                   ----------
 Total income/(loss) from investment
   operations................................            5.99
                                                   ----------
Distributions to Shareholders From:
 Net investment income.......................              --
 Net realized gains on investments and
   futures contracts.........................              --
                                                   ----------
 Total distributions.........................              --
                                                   ----------
Net Asset Value, End of Period...............      $    35.99
                                                   ==========
Total Return.................................           19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of year......................      $9,803,920
Ratio of expenses to average net assets......            1.70%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................            1.75%/(d)/
Ratio of expenses to average net assets*.....            2.53%/(d)/
Portfolio turnover...........................             686%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                              ProFund VP UltraOTC

   For the year ended December 31, 2002, the ProFund VP UltraOTC had a NAV total return of -68.94%*, compared to a return of -37.58% for the unmanaged NASDAQ-100 Index(R). This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the ProFund VP UltraOTC achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

Value of a $10,000 Investment

                   [CHART]

            ProFund VP UltraOTC   NASDAQ-100
            -------------------   ----------
10/18/1999       $10,000           $10,000
12/31/1999        23,643            15,696
 3/31/2000        30,650            18,617
 6/30/2000        19,437            15,933
 9/30/2000        16,490            15,115
12/31/2000         6,295             9,913
 3/31/2001         2,455             6,660
 6/30/2001         3,013             7,748
 9/30/2001         1,150             4,946
12/31/2001         1,969             6,676
 3/31/2002         1,611             6,150
 6/30/2002           795             4,451
 9/30/2002           461             3,524
12/31/2002           612             4,167

-------------------------------------------
      Average Annual Total Return
             as of 12/31/02
-------------------------------------------
                                    Since
                                 Inception
              1 Year    3 Year   (10/18/99)
------------------------------------------
VP UltraOTC  (68.94)%  (70.34)%   (58.21)%
------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraOTC from 10/18/99 to 12/31/02.

   The performance of the ProFund VP UltraOTC is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
                                                December 31, 2002


           Common Stocks (84.4%)
                                                   Shares     Value
                                                   ------- -----------
          ADC Telecommunications, Inc.*...........  59,001 $   123,312
          Adobe Systems, Inc......................  13,682     339,327
          Altera Corp.*...........................  31,900     393,327
          Amazon.com, Inc.*.......................  14,960     282,594
          American Power Conversion Corp.*........  11,715     177,482
          Amgen, Inc.*............................  35,621   1,721,919
          Apollo Group, Inc.--Class A*............  10,487     461,428
          Apple Computer, Inc.*...................  29,657     424,985
          Applied Materials, Inc.*................  50,694     660,543
          BEA Systems, Inc.*......................  22,578     258,970
          Bed Bath & Beyond, Inc.*................  23,217     801,684
          Biogen, Inc.*...........................  10,863     435,172
          Biomet, Inc.............................  20,561     589,278
          Broadcom Corp.--Class A*................  11,176     168,311
          Brocade Communications Systems, Inc.*...  14,108      58,407
          C.H. Robinson Worldwide, Inc............   4,899     152,849
          CDW Computer Centers, Inc.*.............   5,062     221,969
          Cephalon, Inc.*.........................   2,982     145,128
          Check Point Software Technologies, Ltd.*  14,271     185,095
          Chiron Corp.*...........................  15,499     582,762
          CIENA Corp.*............................  30,296     155,721
          Cintas Corp.............................  12,141     555,451
          Cisco Systems, Inc.*.................... 152,721   2,000,645
          Citrix Systems, Inc.*...................  11,828     145,721
          Comcast Corp--Special Class A*..........  56,232   1,325,388
          Compuware Corp.*........................  13,895      66,696
          Comverse Technology, Inc.*..............  11,502     115,250
          Conexant Systems, Inc.*.................     100         161
          Costco Wholesale Corp.*.................  14,271     400,444
          Dell Computer Corp.*....................  56,445   1,509,339
          DENTSPLY International, Inc.............   4,473     166,396
          Dollar Tree Stores, Inc.*...............   6,653     163,464
          eBay, Inc.*.............................  13,682     927,914
          EchoStar Communications
           Corp.--Class A*........................  14,910     331,897
          Electronic Arts, Inc.*..................   8,520     424,040
          Expeditors International of Washington,
           Inc....................................   5,964     194,724
          Express Scripts, Inc.--Class A*.........   3,997     192,016
          Fastenal Co.............................   4,260     159,281
          First Health Group Corp.*...............   6,177     150,410
          Fiserv, Inc.*...........................  14,271     484,500
          Flextronics International, Ltd.*........  33,278     272,547
          Gentex Corp.*...........................   4,686     148,265
          Genzyme Corp.--General Division*........  15,975     472,381
          Gilead Sciences, Inc.*..................  11,552     392,768
          Henry Schein, Inc.*.....................   2,343     105,435
          Human Genome Sciences, Inc.*............   7,668      67,555
          i2 Technologies, Inc.*..................     100         115
          ICOS Corp.*.............................   3,621      84,768
          IDEC Pharmaceuticals Corp.*.............   9,798     325,000
          Intel Corp.............................. 137,285   2,137,527
          Intuit, Inc.*...........................  15,336     719,565
          Invitrogen Corp.*.......................   2,769      86,642
          JDS Uniphase Corp.*.....................  88,608     218,862
          Juniper Networks, Inc.*.................  14,534      98,831
          KLA-Tencor Corp.*.......................  13,632     482,164
          Lamar Advertising Co.*..................   4,899     164,851
          Lincare Holdings, Inc.*.................   5,964     188,582
          Linear Technology Corp..................  24,708     635,490

              Common Stocks, continued
                                               Shares     Value
                                               ------- -----------
             Maxim Integrated Products, Inc...  26,625 $   879,690
             MedImmune, Inc.*.................  15,975     434,041
             Mercury Interactive Corp.*.......   5,325     157,886
             Microchip Technology, Inc........  10,011     244,769
             Microsoft Corp.*................. 108,643   5,616,844
             Millennium Pharmaceuticals, Inc.*  18,794     149,224
             Molex, Inc.......................   5,751     132,503
             Network Appliance, Inc.*.........  20,874     208,740
             Nextel Communications,
              Inc.--Class A*..................  70,766     817,347
             Novellus Systems, Inc.*..........   8,896     249,800
             NVIDIA Corp.*....................  10,011     115,227
             Oracle Corp.*.................... 131,034   1,415,168
             PACCAR, Inc......................   7,668     353,725
             PanAmSat Corp.*..................  11,928     174,626
             Patterson Dental Co.*............   3,834     167,699
             Patterson-UTI Energy, Inc.*......   4,899     147,803
             Paychex, Inc.....................  21,137     589,722
             PeopleSoft, Inc.*................  26,249     480,357
             Petsmart, Inc.*..................   8,094     138,650
             Pixar Animation Studios*.........   2,982     158,016
             QLogic Corp.*....................   5,538     191,116
             Qualcomm, Inc.*..................  56,169   2,043,991
             RF Micro Devices, Inc.*..........  11,289      82,748
             Ross Stores, Inc.................   4,473     189,610
             Ryanair Holdings PLC--ADR*.......   3,621     141,798
             Sanmina-SCI Corp.*...............  33,441     150,150
             Siebel Systems, Inc.*............  33,704     252,106
             Sigma-Aldrich Corp...............   4,047     197,089
             Smurfit-Stone Container Corp.*...  14,271     219,645
             Staples, Inc.*...................  18,794     343,930
             Starbucks Corp.*.................  32,000     652,160
             Sun Microsystems, Inc.*..........  80,301     249,736
             Symantec Corp.*..................   8,733     353,774
             Synopsys, Inc.*..................   4,047     186,769
             Telefonaktiebolaget LM Ericsson*.   8,190      55,201
             Tellabs, Inc.*...................  13,895     101,017
             Teva Pharmaceutical Industries,
              Ltd.--ADR.......................  10,863     419,420
             TMP Worldwide, Inc.*.............   7,079      80,063
             USA Networks, Inc.*..............  25,986     595,599
             VeriSign, Inc.*..................  13,206     105,912
             Veritas Software Corp.*..........  24,971     390,047
             Whole Foods Market, Inc.*........   3,408     179,704
             Xilinx, Inc.*....................  26,462     545,117
             Yahoo!, Inc.*....................  16,827     275,121
                                                       -----------
             TOTAL COMMON STOCKS..............          44,889,008
                                                       -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
                                                December 31, 2002

         Federal Home Loan Bank (32.6%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $17,335,000 $17,334,518
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              17,334,518
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $56,167,250)/(a)/--117.0%.......              62,223,526
        Net other assets/(liabilities)--(17.0)%              (9,035,028)
                                                            -----------
        NET ASSETS--100.0%.....................             $53,188,498
                                                            ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $147,767,566 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $91,600,316. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  6,223,592
                   Unrealized depreciation.....  (91,767,632)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(85,544,040)
                                                ============

/ADR/ American Depositary Receipt

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini NASDAQ Future Contract
            expiring March 2003 (Underlying
            face amount at value $394,400).    20        $(23,690)
           NASDAQ Future Contract expiring
            March 2003 (Underlying face
            amount at value $4,239,800)....    43        $(23,244)

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                    Advertising......................  0.3%
                    Airlines.........................  0.3%
                    Auto Manufacturers...............  0.7%
                    Biotechnology....................  7.4%
                    Chemicals........................  0.4%
                    Commercial Services..............  2.3%
                    Computers........................  5.7%
                    Distribution/Wholesale...........  0.3%
                    Electrical Components & Equipment  0.6%
                    Electronics......................  1.1%
                    Food.............................  0.3%
                    Healthcare--Products.............  1.9%
                    Healthcare--Services.............  0.4%
                    Internet.........................  4.2%
                    Leisure Time.....................  1.1%
                    Media............................  2.5%
                    Oil & Gas........................  0.3%
                    Packaging & Containers...........  0.4%
                    Pharmaceuticals..................  3.0%
                    Retail...........................  5.5%
                    Semiconductors................... 12.6%
                    Software......................... 19.8%
                    Telecommunications............... 11.8%
                    Textiles.........................  1.0%
                    Transportation...................  0.7%
                    Other............................ 15.4%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

       Statement of Assets and Liabilities
                                                        December 31, 2002
      Assets:
        Investments, at value (cost $56,167,250)........... $  62,223,526
        Cash...............................................       512,089
        Dividends and interest receivable..................         5,500
        Receivable for capital shares issued...............     4,246,518
        Prepaid expenses...................................           634
                                                            -------------
         Total Assets......................................    66,988,267
                                                            -------------
      Liabilities:
        Payable for investments purchased..................    12,643,970
        Payable for capital shares redeemed................       151,102
        Unrealized depreciation on swap contracts..........       854,152
        Variation margin on futures contracts..............        25,534
        Advisory fees payable..............................        36,242
        Management services fees payable...................         7,013
        Administration fees payable........................         2,293
        Administrative services fees payable...............        22,389
        Distribution fees payable..........................        12,765
        Other accrued expenses.............................        44,309
                                                            -------------
         Total Liabilities.................................    13,799,769
                                                            -------------
      Net Assets........................................... $  53,188,498
                                                            =============
      Net Assets consist of:
        Capital............................................ $ 473,390,325
        Accumulated net investment income/(loss)...........         2,928
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (425,359,945)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     5,155,190
                                                            -------------
      Net Assets........................................... $  53,188,498
                                                            =============
        Shares of Beneficial Interest Outstanding..........    35,400,339
                                                            =============
        Net Asset Value (offering and redemption price per
         share)............................................ $        1.50
                                                            =============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $    147,130
       Dividends............................................       43,020
                                                             ------------
        Total Investment Income.............................      190,150
                                                             ------------
     Expenses:
       Advisory fees........................................      414,942
       Management services fees.............................       82,989
       Administration fees..................................       29,138
       Administrative services fees.........................      225,106
       Distribution fees....................................      138,314
       Custody fees.........................................       60,719
       Fund accounting fees.................................       58,560
       Transfer agent fees..................................       69,501
       Other fees...........................................       70,330
                                                             ------------
        Total Expenses before reductions....................    1,149,599
        Less Expenses reduced by the Investment
         Advisor............................................      (57,524)
                                                             ------------
        Net Expenses........................................    1,092,075
                                                             ------------
     Net Investment Income/(Loss)...........................     (901,925)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (22,894,868)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................  (39,376,915)
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................   (4,586,398)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (66,858,181)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(67,760,106)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC


 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $    (901,925)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................     (62,271,783)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................      (4,586,398)
                                                                                                     -------------
  Change in net assets resulting from operations..................................................     (67,760,106)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     707,471,957
  Cost of shares redeemed.........................................................................    (688,654,704)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      18,817,253
                                                                                                     -------------
  Change in net assets............................................................................     (48,942,853)
Net Assets:
  Beginning of year...............................................................................     102,131,351
                                                                                                     -------------
  End of year.....................................................................................   $  53,188,498
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................     287,626,436
  Redeemed........................................................................................    (273,382,614)
                                                                                                     -------------
  Change in shares................................................................................      14,243,822
                                                                                                     =============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $  (1,375,804)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................    (145,249,697)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................      36,284,761
                                                                                                     -------------
  Change in net assets resulting from operations..................................................    (110,340,740)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     401,093,771
  Cost of shares redeemed.........................................................................    (304,119,558)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      96,974,213
                                                                                                     -------------
  Change in net assets............................................................................     (13,366,527)
Net Assets:
  Beginning of year...............................................................................     115,497,878
                                                                                                     -------------
  End of year.....................................................................................   $ 102,131,351
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................      67,747,393
  Redeemed........................................................................................     (54,069,370)
                                                                                                     -------------
  Change in shares................................................................................      13,678,023
                                                                                                     =============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Financial Highlights
For a share of beneficial interest
outstanding throughout the periods
indicated.
                                                                                                      For the period
                                         For the              For the              For the         October 18, 1999/(a)/
                                       year ended           year ended           year ended              through
                                    December 31, 2002    December 31, 2001    December 31, 2000     December 31, 1999
                                    -----------------    -----------------    -----------------    --------------------
Net Asset Value, Beginning of
 Period............................    $      4.83         $      15.44         $      70.93           $     30.00
                                       -----------         ------------         ------------           -----------
 Net investment income/(loss)......          (0.04)/(b)/          (0.11)/(b)/          (0.40)/(b)/           (0.06)
 Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts.......................          (3.29)              (10.50)              (51.29)                40.99
                                       -----------         ------------         ------------           -----------
 Total income/(loss) from
   investment activities...........          (3.33)              (10.61)              (51.69)                40.93
                                       -----------         ------------         ------------           -----------
Distributions to Shareholders From:
 Net realized gains on investments
   and futures contracts...........             --                   --                (3.80)                   --
                                       -----------         ------------         ------------           -----------
 Total distributions...............             --                   --                (3.80)                   --
                                       -----------         ------------         ------------           -----------
Net Asset Value, End of Period.....    $      1.50         $       4.83         $      15.44           $     70.93
                                       ===========         ============         ============           ===========
Total Return.......................         (68.94)%             (68.72)%             (73.37)%              136.43%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............    $53,188,498         $102,131,351         $115,497,878           $67,897,587
Ratio of expenses to average net
 assets............................           1.98%                1.95%                1.65%                 1.65%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets............................          (1.64)%              (1.60)%              (0.79)%               (0.77)%/(d)/
Ratio of expenses to average net
 assets*...........................           2.08%                1.95%                1.65%                 1.97%/(d)/
Portfolio turnover.................            982%                 465%                 683%                  101%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                                ProFund VP Bear

   For the year ended December 31, 2002, the ProFund VP Bear had a NAV total return of 20.82%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that inversely correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bear achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.


                  [CHART]


Value of a $10,000 Investment

               ProFund
               VP Bear          S&P 500
               -------          -------
1/22/01       $10,000           $10,000
3/31/01        11,667             8,641
6/30/01        11,073             9,118
9/30/01        12,960             7,751
12/31/01       11,690             8,549
3/31/02        11,617             8,544
6/30/02        13,307             7,371
9/30/02        15,657             6,071
12/31/02       14,124             6,552


------------------------------------
    Average Annual Total Return
         as of 12/31/02
------------------------------------
                          Since
                        Inception
           1 Year        (1/22/01)
------------------------------------
VP Bear    20.82%          19.48%
------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Bear is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bear                          Investments
                                                December 31, 2002

         Federal Home Loan Bank (23.2%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $18,052,000 $18,051,499
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              18,051,499
                                                            -----------
         Federal Home Loan Mortgage Corporation (23.2%)
        Federal Home Loan Mortgage
         Corporation, 0.50%, 01/02/03..........  18,052,000  18,051,499
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         MORTGAGE CORPORATION..................              18,051,499
                                                            -----------
         Federal National Mortgage Association (23.2%)
        Federal National Mortgage Association,
         0.50%, 01/02/03.......................  18,052,000  18,051,498
                                                            -----------
        TOTAL FEDERAL NATIONAL
         MORTGAGE ASSOCIATION..................              18,051,498
                                                            -----------
         U.S. Treasury Bills (23.2%)
        U.S. Treasury Bills, 0.51%, 01/02/03...  18,052,000  18,051,498
                                                            -----------
        TOTAL U.S. TREASURY BILLS..............              18,051,498
                                                            -----------
         Repurchase Agreement (23.0%)
        State Street Bank, 0.95%, 01/02/03,
         dated 12/31/02, with maturity value of
         $18,048,953 (Fully collateralized by a
         Federal Home Loan Mortgage
         Corporation Security).................  18,048,000  18,048,000
                                                            -----------
        TOTAL REPURCHASE
         AGREEMENT.............................              18,048,000
                                                            -----------

         Options Purchased (0.0%)
                                                Contracts     Value
                                                --------- ------------
        S&P 500 Call Option expiring January
         2003 @ $1,200.........................    300    $      2,250
                                                          ------------
        TOTAL OPTIONS PURCHASED................                  2,250
                                                          ------------
        TOTAL INVESTMENTS
         (Cost $90,260,096)/(a)/--115.8%.......             90,256,244
        Net other assets/(liabilities)--(15.8)%            (12,318,459)
                                                          ------------
        NET ASSETS--100.0%.....................           $ 77,937,785
                                                          ============

------
/(a)/Cost for federal income taxes is $90,257,246 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $2,850 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

              Unrealized appreciation................... $     0
              Unrealized depreciation...................  (1,002)
                                                         -------
              Net unrealized appreciation/(depreciation) $(1,002)
                                                         =======

At December 31, 2002, the following futures contracts sold were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $17,140,500)...    78        $(99,801)
           E-mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $87,900)..     2        $  2,801


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $72,212,096)........... $72,208,244
         Repurchase agreement, at amortized cost............  18,048,000
                                                             -----------
          Total Investments.................................  90,256,244
         Cash...............................................   2,559,282
         Interest receivable................................         476
         Receivable for capital shares issued...............      63,327
         Prepaid expenses...................................         961
                                                             -----------
          Total Assets......................................  92,880,290
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................  14,381,274
         Unrealized depreciation on swap contracts..........     311,637
         Variation margin on futures contracts..............      42,057
         Advisory fees payable..............................      67,014
         Management services fees payable...................      11,530
         Administration fees payable........................       3,802
         Administrative services fees payable...............      37,376
         Distribution fees payable..........................      22,355
         Other accrued expenses.............................      65,460
                                                             -----------
          Total Liabilities.................................  14,942,505
                                                             -----------
       Net Assets........................................... $77,937,785
                                                             ===========
       Net Assets consist of:
         Capital............................................ $79,949,495
         Accumulated net investment income/(loss)...........       6,559
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (1,605,780)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................    (412,489)
                                                             -----------
       Net Assets........................................... $77,937,785
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,842,794
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     42.29
                                                             ===========

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $  1,044,593
                                                             ------------
     Expenses:
       Advisory fees........................................      553,504
       Management services fees.............................      110,701
       Administration fees..................................       39,299
       Administrative services fees.........................      319,383
       Distribution fees....................................      184,501
       Custody fees.........................................       52,683
       Fund accounting fees.................................       77,994
       Transfer agent fees..................................       75,961
       Other fees...........................................       87,816
                                                             ------------
        Total Expenses before reductions....................    1,501,842
        Less Expenses reduced by the Investment
         Advisor............................................      (39,311)
                                                             ------------
        Net Expenses........................................    1,462,531
                                                             ------------
     Net Investment Income/(Loss)...........................     (417,938)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (53,641,881)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   56,821,601
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................     (228,289)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................    2,951,431
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $  2,533,493
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear


 Statements of Changes in Net Assets

                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................  $      (417,938)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................        3,179,720
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................         (228,289)
                                                                                                    ---------------
  Change in net assets resulting from operations..................................................        2,533,493
                                                                                                    ---------------
Distributions to Shareholders From:
  Net investment income...........................................................................         (163,471)
                                                                                                    ---------------
  Change in net assets resulting from distributions...............................................         (163,471)
                                                                                                    ---------------
Capital Transactions:
  Proceeds from shares issued.....................................................................    2,094,654,367
  Dividends reinvested............................................................................          163,471
  Cost of shares redeemed.........................................................................   (2,056,540,320)
                                                                                                    ---------------
  Change in net assets resulting from capital transactions........................................       38,277,518
                                                                                                    ---------------
  Change in net assets............................................................................       40,647,540
Net Assets:
  Beginning of period.............................................................................       37,290,245
                                                                                                    ---------------
  End of period...................................................................................  $    77,937,785
                                                                                                    ===============
Share Transactions:
  Issued..........................................................................................       52,297,216
  Reinvested......................................................................................            3,845
  Redeemed........................................................................................      (51,521,540)
                                                                                                    ---------------
  Change in shares................................................................................          779,521
                                                                                                    ===============

 Statements of Changes in Net Assets
                                                                                                      For the period
                                                                                                   January 22, 2001/(a)/
                                                                                                         through
                                                                                                    December 31, 2001
                                                                                                   --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................    $     157,452
  Net realized gains/(losses) on investments, futures contracts and swap contracts................       (4,867,571)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................         (184,200)
                                                                                                      -------------
  Change in net assets resulting from operations..................................................       (4,894,319)
                                                                                                      -------------
Distributions to Shareholders From:
  Net investment income...........................................................................               --
                                                                                                      -------------
  Change in net assets resulting from distributions...............................................               --
                                                                                                      -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................      425,796,658
  Dividends reinvested............................................................................               --
  Cost of shares redeemed.........................................................................     (383,612,094)
                                                                                                      -------------
  Change in net assets resulting from capital transactions........................................       42,184,564
                                                                                                      -------------
  Change in net assets............................................................................       37,290,245
Net Assets:
  Beginning of period.............................................................................               --
                                                                                                      -------------
  End of period...................................................................................    $  37,290,245
                                                                                                      =============
Share Transactions:
  Issued..........................................................................................       12,150,320
  Reinvested......................................................................................               --
  Redeemed........................................................................................      (11,087,047)
                                                                                                      -------------
  Change in shares................................................................................        1,063,273
                                                                                                      =============

------
/(a)/Commencementof operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear


    Financial Highlights
   Selected data for a share of
   beneficial interest
   outstanding throughout the
   periods indicated.
                                                          For the period
                                       For the         January 22, 2001/(a)/
                                     year ended              through
                                  December 31, 2002     December 31, 2001
                                  -----------------    --------------------
   Net Asset Value, Beginning of
    Period.......................    $     35.07           $     30.00
                                     -----------           -----------
   Investment Activities:
    Net investment income/(loss).          (0.23)/(b)/            0.26/(b)/
    Net realized and unrealized
      gains/(losses) on
      investments, futures
      contracts and swap
      contracts..................           7.53                 4.81 /(c)/
                                     -----------           -----------
    Total income/(loss) from
      investment activities......           7.30                  5.07
                                     -----------           -----------
   Distribution to Shareholders
    From:
    Net investment income........          (0.08)                   --
                                     -----------           -----------
   Net Asset Value, End of Period    $     42.29           $     35.07
                                     ===========           ===========
   Total Return..................          20.82%                16.90%/(d)/
   Ratios/Supplemental Data:
   Net assets, end of year.......    $77,937,785           $37,290,245
   Ratio of expenses to average
    net assets...................           1.98%                 1.89%/(e)/
   Ratio of net investment
    income/(loss) to average net
    assets.......................          (0.57)%                0.77%/(e)/
   Ratio of expenses to average
    net assets*..................           2.03%                 1.89%/(e)/
   Portfolio turnover............             --                 1,144%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized


              See accompanying notes to the financial statements.

                          ProFund VP Short Small-Cap

   For the period September 3, 2002 through December 31, 2002, the ProFund VP Short Small-Cap had a NAV total return of -4.20%*, compared to a return of 1.05% for the unmanaged Russell 2000(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that inversely corresponds with the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of the common stocks of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the ProFund VP Short Small-Cap achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                              [CHART]

Value of a $10,000 Investment

           ProFund VP Short Small-Cap        Russell 2000
           --------------------------        ------------
   9/3/02            $10,000                    $10,000
  9/30/02             10,313                      9,555
 12/31/02              9,580                     10,105
----------------------------------------------------------
                     Aggregate Total Return
                         as of 12/31/02
----------------------------------------------------------
                              Since
                            Inception
                            (9/03/02)
----------------------------------------------------------
VP Short Small-Cap           (4.20)%
----------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from 9/3/02 to 12/31/02.

    The performance of the ProFund VP Short Small-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

    PROFUNDS VP                          Schedule of Portfolio Investments
    ProFund VP Short Small-Cap                           December 31, 2002

 Federal Home Loan Bank (1.8%)
                                                             Principal
                                                              Amount    Value
                                                             --------- -------
Federal Home Loan Bank, 0.50%, 01/02/03.....................  $40,000  $39,999
                                                                       -------
TOTAL FEDERAL HOME LOAN BANK................................            39,999
                                                                       -------
 Federal Home Loan Mortgage Corporation (1.8%)
Federal Home Loan Mortgage Corporation, 0.50%, 01/02/03.....   40,000   39,999
                                                                       -------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION................            39,999
                                                                       -------
 Federal National Mortgage Association (1.8%)
Federal National Mortgage Association, 0.50%, 01/02/03......   40,000   39,999
                                                                       -------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.................            39,999
                                                                       -------
 U.S. Treasury Bills (1.8%)
U.S. Treasury Bills, 0.51%, 01/02/03........................   40,000   39,999
                                                                       -------
TOTAL U.S. TREASURY BILLS...................................            39,999
                                                                       -------

 Repurchase Agreement (1.7%)
                                                           Principal
                                                            Amount     Value
                                                           --------- ----------
State Street Bank, 0.95%, 01/02/03, dated 12/31/02, with
 maturity value of $36,002 (Fully collateralized by a
 Federal Home Loan Mortgage Corporation Security).........  $36,000  $   36,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENT................................               36,000
                                                                     ----------
 Options Purchased (0.1%)
                                                           Contracts
                                                           ---------
Russell Call Option expiring January 2003 @ $900..........        5          50
Russell Call Option expiring February 2003 @ $900.........        5         100
                                                                     ----------
TOTAL OPTIONS PURCHASED...................................                  150
                                                                     ----------
TOTAL INVESTMENTS (Cost $196,293) (a)--9.0%...............              196,146
Net other assets/(liabilities)--91.0%.....................            1,976,782
                                                                     ----------
NET ASSETS--100.0%........................................           $2,172,928
                                                                     ==========

------
/(a)/Cost for federal income taxes is $196,148 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $145 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

          Unrealized appreciation................................ $ 0
          Unrealized depreciation................................  (2)
                                                                  ---
          Net unrealized appreciation/(depreciation)............. $(2)
                                                                  ===


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap


 Statement of Assets and Liabilities
                                                            December 31, 2002
Assets:
 Investments, at value (cost $160,293)........................... $  160,146
 Repurchase agreement, at amortized cost.........................     36,000
                                                                  ----------
   Total Investments.............................................    196,146
 Cash............................................................        610
 Interest receivable.............................................          1
 Receivable for capital shares issued............................  1,980,858
                                                                  ----------
   Total Assets..................................................  2,177,615
                                                                  ----------
Liabilities:
 Unrealized depreciation on swap contracts.......................      1,112
 Advisory fees payable...........................................        841
 Management services fees payable................................        168
 Administration fees payable.....................................         28
 Distribution fees payable.......................................      1,242
 Other accrued expenses..........................................      1,296
                                                                  ----------
   Total Liabilities.............................................      4,687
                                                                  ----------
Net Assets....................................................... $2,172,928
                                                                  ==========
Net Assets consist of:
 Capital......................................................... $2,852,582
 Accumulated net investment income/(loss)........................         (5)
 Accumulated net realized gains/(losses) on investments, futures
   contracts and swap contracts..................................   (678,390)
 Net unrealized appreciation/(depreciation) on investments and
   swap contracts................................................     (1,259)
                                                                  ----------
Net Assets....................................................... $2,172,928
                                                                  ==========
 Shares of Beneficial Interest Outstanding.......................     75,606
                                                                  ==========
 Net Asset Value (offering and redemption price per share)....... $    28.74
                                                                  ==========

 Statement of Operations
             For the period September 3, 2002/(a)/ through December 31, 2002
Investment Income:
 Interest......................................................... $   7,874
                                                                   ---------
Expenses:
 Advisory fees....................................................     3,961
 Management services fees.........................................       792
 Administration fees..............................................        28
 Distribution fees................................................     1,320
 Custody fees.....................................................     2,062
 Fund accounting fees.............................................        54
 Transfer agent fees..............................................        39
 Audit fees.......................................................       698
 Other fees.......................................................       143
                                                                   ---------
   Total Expenses.................................................     9,097
                                                                   ---------
Net Investment Income/(Loss)......................................    (1,223)
                                                                   ---------
Realized and Unrealized Gains/(Losses) on Investments, Futures
 Contracts and Swap Contracts:
 Net realized gains/(losses) on investments.......................       964
 Net realized gains/(losses) on futures contracts and swap
   contracts......................................................  (680,368)
 Change in net unrealized appreciation/(depreciation) on
   investments and swap contracts.................................    (1,259)
                                                                   ---------
   Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts..........................  (680,663)
                                                                   ---------
Change in Net Assets Resulting from Operations.................... $(681,886)
                                                                   =========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

 Statement of Changes in Net Assets
                                                                                             For the period
                                                                                          September 3, 2002/(a)/
                                                                                                 through
                                                                                            December 31, 2002
                                                                                          ---------------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................     $     (1,223)
  Net realized gains/(losses) on investments, futures contracts and swap contracts.......         (679,404)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.           (1,259)
                                                                                              ------------
  Change in net assets resulting from operations.........................................         (681,886)
                                                                                              ------------
Capital Transactions:
  Proceeds from shares issued............................................................       93,563,329
  Cost of shares redeemed................................................................      (90,708,515)
                                                                                              ------------
  Change in net assets resulting from capital transactions...............................        2,854,814
                                                                                              ------------
  Change in net assets...................................................................        2,172,928
Net Assets:
  Beginning of period....................................................................               --
                                                                                              ------------
  End of period..........................................................................     $  2,172,928
                                                                                              ============
Share Transactions:
  Issued.................................................................................        3,127,740
  Redeemed...............................................................................       (3,052,134)
                                                                                              ------------
  Change in shares.......................................................................           75,606
                                                                                              ============

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                                      For the period
                                                                                                   September 3, 2002/(a)/
                                                                                                          through
                                                                                                     December 31, 2002
                                                                                                   ---------------------
Net Asset Value, Beginning of Period..............................................................      $    30.00
                                                                                                        ----------
Investment Activities:
  Net investment income/(loss)....................................................................           (0.02)/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.           (1.24)
                                                                                                        ----------
  Total income/(loss) from investment activities..................................................           (1.26)
                                                                                                        ----------
Net Asset Value, End of Period....................................................................      $    28.74
                                                                                                        ==========
Total Return......................................................................................           (4.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................      $2,172,928
Ratio of expenses to average net assets...........................................................            1.73%/(d)/
Ratio of net investment income/(loss) to average net assets.......................................           (0.23)%/(d)/
Portfolio turnover................................................................................              --

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                            ProFund VP Money Market

   The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2002, the Fund returned 0.21%*.

   An investment in this ProFund VP is neither guaranteed nor insured by the FDIC or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

------
* Past performance is not predictive of future results. The investment return will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Money Market                  Investments
                                                December 31, 2002


          Federal Home Loan Bank (14.8%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
         Federal Home Loan Bank, 0.50%,
          01/02/03............................. $10,207,000 $10,206,858
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              10,206,858
                                                            -----------
          Federal Home Loan Mortgage Corporation (14.8%)
         Federal Home Loan Mortgage
          Corporation, 0.50%, 01/02/03.........  10,207,000  10,206,858
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.................              10,206,858
                                                            -----------
          Federal National Mortgage Association (14.8%)
         Federal National Mortgage Association,
          0.50%, 01/02/03......................  10,207,000  10,206,858
                                                            -----------
         TOTAL FEDERAL NATIONAL
          MORTGAGE ASSOCIATION.................              10,206,858
                                                            -----------

         U.S. Treasury Bills (14.8%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        U.S. Treasury Bills, 0.51%, 01/02/03... $10,207,000 $10,206,859
                                                            -----------
        TOTAL U.S. TREASURY BILLS..............              10,206,859
                                                            -----------
         Repurchase Agreement (14.6%)
        State Street Bank, 0.95%, 01/02/03,
         dated 12/31/02, with maturity value of
         $10,204,539 (Fully collateralized by a
         Federal Home Loan Mortgage
         Corporation Security).................  10,204,000  10,204,000
                                                            -----------
        TOTAL REPURCHASE
         AGREEMENT.............................              10,204,000
                                                            -----------
        TOTAL INVESTMENTS
         (Amortized Cost $51,031,433)
         /(a)/--73.8%..........................              51,031,433
        Net other assets/(liabilities)--26.2%..              18,147,575
                                                            -----------
        NET ASSETS--100.0%.....................             $69,179,008
                                                            ===========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market


         Statement of Assets and Liabilities
                                                      December 31, 2002
        Assets:
          Investments, at amortized cost.............    $40,827,433
          Repurchase agreement, at amortized cost....     10,204,000
                                                         -----------
           Total Investments.........................     51,031,433
          Cash.......................................            702
          Interest receivable........................            269
          Receivable for capital shares issued.......     18,401,676
          Receivable from Investment Advisor.........          7,299
          Prepaid expenses...........................            538
                                                         -----------
           Total Assets..............................     69,441,917
                                                         -----------
        Liabilities:
          Payable for capital shares redeemed........        164,099
          Administration fees payable................          2,697
          Distribution fees payable..................         49,331
          Other accrued expenses.....................         46,782
                                                         -----------
           Total Liabilities.........................        262,909
                                                         -----------
        Net Assets...................................    $69,179,008
                                                         ===========
        Net Assets consist of:
          Capital....................................    $69,179,009
          Accumulated net realized gains/(losses) on
           investments...............................             (1)
                                                         -----------
          Net Assets.................................    $69,179,008
                                                         ===========
          Shares of Beneficial Interest Outstanding..     69,179,249
                                                         ===========
          Net Asset Value (offering and redemption
           price per share)..........................    $      1.00
                                                         ===========


          Statement of Operations
                                 For the year ended December 31, 2002
         Investment Income:
           Interest........................................ $ 953,108
                                                            ---------
         Expenses:
           Advisory fees...................................   464,196
           Management services fees........................    92,840
           Administration fees.............................    27,243
           Distribution fees...............................   154,732
           Custody fees....................................    43,303
           Fund accounting fees............................    54,954
           Transfer agent fees.............................    49,092
           Other fees......................................    47,941
                                                            ---------
           Total Expenses before reductions................   934,301
           Less Expenses reduced by the Investment Advisor.  (104,633)
           Less Expenses reduced by a Third Party..........   (14,067)
                                                            ---------
           Net Expenses....................................   815,601
                                                            ---------
         Net Investment Income/(Loss)......................   137,507
                                                            ---------
         Realized and Unrealized Gains/(Losses) on
          Investments:
           Net realized gains/(losses) on investments......        (1)
                                                            ---------
         Change in Net Assets Resulting from Operations.... $ 137,506
                                                            =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

 Statements of Changes in Net Assets
                                                                                 For the period
                                                                 For the      October 29, 2001/(a)/
                                                               year ended           through
                                                            December 31, 2002  December 31, 2001
                                                            ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss).............................  $       137,507    $        11,679
  Net realized gains/(losses) on investments...............               (1)                --
                                                             ---------------    ---------------
  Change in net assets resulting from operations...........          137,506             11,679
                                                             ---------------    ---------------
Distributions to Shareholders From:
  Net investment income....................................         (137,507)           (11,679)
                                                             ---------------    ---------------
  Change in net assets resulting from distributions........         (137,507)           (11,679)
                                                             ---------------    ---------------
Capital Transactions:
  Proceeds from shares issued..............................    6,444,480,897      1,063,390,445
  Dividends reinvested.....................................          138,140             11,679
  Cost of shares redeemed..................................   (6,436,419,682)    (1,002,422,470)
                                                             ---------------    ---------------
  Change in net assets resulting from capital transactions.        8,199,355         60,979,654
                                                             ---------------    ---------------
  Change in net assets.....................................        8,199,354         60,979,654
Net Assets:
  Beginning of period......................................       60,979,654                 --
                                                             ---------------    ---------------
  End of period............................................  $    69,179,008    $    60,979,654
                                                             ===============    ===============
Share Transactions:
  Issued...................................................    6,444,480,897      1,063,390,445
  Reinvested...............................................          138,313             11,679
  Redeemed.................................................   (6,436,419,615)    (1,002,422,470)
                                                             ---------------    ---------------
  Change in shares.........................................        8,199,595         60,979,654
                                                             ===============    ===============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                  For the period
                                                                          For the              October 29, 2001/(a)/
                                                                        year ended                   through
                                                                     December 31, 2002          December 31, 2001
                                                                     -----------------         --------------------
Net Asset Value, Beginning of Period................................    $     1.000                $     1.000
                                                                        -----------                -----------
Investment Activities:
  Net investment income/(loss)......................................          0.002                      0.001
                                                                        -----------                -----------
Distributions to Shareholders From:
  Net investment income.............................................         (0.002)                    (0.001)
                                                                        -----------                -----------
Net Asset Value, End of Period......................................    $     1.000                $     1.000
                                                                        ===========                ===========
Total Return........................................................           0.21%                      0.08%/(b)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $69,179,008                $60,979,654
Ratio of expenses to average net assets.............................           1.32%                      1.60%/(c)/
Ratio of net investment income/(loss) to average net assets.........           0.22%                      0.27%/(c)/
Ratio of expenses to average net assets*............................           1.51%                      1.60%/(c)/

------
*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. /(a)/Commencement of operations
/(b)/Not annualized
/(c)/Annualized

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2002


1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). Currently, the Trust consists of ninety-six separately managed series, seventy-seven of which are operational as of December 31, 2002. These accompanying financial statements relate to the following portfolios: ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap and ProFund VP Money Market (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP, excluding the ProFund VP Money Market, is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP UltraMid-Cap commenced operations on May 1, 2002. The ProFund VP Short Small-Cap commenced operations on September 3, 2002.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Security Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP (other than the ProFund VP Money Market) that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

   For the ProFunds VP (other than the ProFund VP Money Market), futures contracts are valued at their last sale price prior to the ProFund VP's determination of net asset value (ordinarily, 4:00 p.m. Eastern Time). Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund VP are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFunds' Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

PROFUNDS VP

                               December 31, 2002


   Short Sales

   The ProFunds VP (other than the ProFund VP Money Market) may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

   The following are the segregated cash balances with brokers for futures contracts as of December 31, 2002:

                                                                    Balance
                                                                   ----------
   ProFund VP Bull Plus........................................... $1,984,282
   ProFund VP UltraMid-Cap........................................    334,092
   ProFund VP UltraSmall-Cap......................................    710,459
   ProFund VP Bear................................................  2,518,423
   ProFund VP Short Small-Cap.....................................          2

   Index Options and Options on Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

   Swap Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually

PROFUNDS VP

                               December 31, 2002

   purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At December 31, 2002, the following swap contracts were outstanding and were collateralized by the securities and cash of each particular ProFund VP:

                              Long/
                             (Short)                                        Unrealized
                             Notional    Termination       Return         Appreciation/
                              Amount        Date          Benchmark       (Depreciation)
                           ------------  ----------- -------------------- --------------
ProFund VP Bull Plus...... $     60,643    1/27/03   S&P 500 Index          $  34,644
ProFund VP UltraMid-Cap...   24,165,629    1/27/03   S&P MidCap 400 Index     136,596
ProFund VP UltraSmall-Cap.   34,713,689    1/27/03   Russell 2000 Index      (544,996)
ProFund VP UltraOTC.......   57,964,714    1/27/03   NASDAQ-100 Index        (854,152)
ProFund VP Bear...........  (60,421,414)   1/27/03   S&P 500 Index           (311,637)
ProFund VP Short Small-Cap   (2,150,256)   1/21/03   Russell 2000 Index        (1,112)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP (other than the ProFund VP Money Market) intends to declare and distribute to its shareholders annually all of the year's net investment income. The ProFund VP Money Market ordinarily declares dividends of net investment

PROFUNDS VP

                               December 31, 2002

   income (and net short-term capital gains, if any) on a daily basis and distributes such dividends to shareholders on a monthly basis. Net realized capital gains, if any, will be distributed annually.

   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Taxes

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income taxes on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

   For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets of $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Trust for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and a Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $10,000 in annual meeting and retainer fees.

   The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse other expenses of the ProFunds VP (except ProFund VP Short Small-Cap and ProFund VP Money Market) for the period ended December 31, 2002 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

   The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the ProFund VP are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of December 31, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                                                  Expires 2005
                                                                  ------------
  ProFund VP Bull Plus...........................................   $78,953
  ProFund VP UltraMid-Cap........................................    25,730
  ProFund VP UltraSmall-Cap......................................    71,489
  ProFund VP UltraOTC............................................    57,524
  ProFund VP Bear................................................    39,311

PROFUNDS VP

                               December 31, 2002


4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2002 were as follows:

                                                     Purchases      Sales
                                                    ------------ ------------
   ProFund VP Bull Plus............................ $606,331,729 $606,255,939
   ProFund VP UltraMid-Cap.........................  218,437,184  198,519,225
   ProFund VP UltraSmall-Cap.......................  446,384,540  493,957,232
   ProFund VP UltraOTC.............................  466,302,336  488,775,767

5. Federal Income Tax Information

   At December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                              Expires      Expires      Expires
                               2008         2009         2010        Total
                            ------------ ------------ ----------- ------------
 ProFund VP Bull Plus...... $         -- $  8,540,781 $22,809,819 $ 31,350,600
 ProFund VP UltraMid-Cap...           --           --   4,988,002    4,988,002
 ProFund VP UltraSmall-Cap.   14,370,041    7,875,274  26,485,641   48,730,956
 ProFund VP UltraOTC.......  126,680,493  119,617,666  87,508,404  333,806,563
 ProFund VP Bear...........           --    1,705,630          --    1,705,630
 ProFund VP Short Small-Cap           --           --     678,535      678,535
 ProFund VP Money Market...           --           --           1            1


   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follows:

                                                      Distributions paid from
                                                      ----------------------
                                                                    Total
                                                      Ordinary  Distributions
                                                       Income       Paid
                                                      --------  -------------
   ProFund VP Bear................................... $163,471    $163,471
   ProFund VP Money Market...........................  145,534     145,534


   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2001, were as follows:

                                                      Distributions paid from
                                                      ----------------------
                                                                    Total
                                                      Ordinary  Distributions
                                                       Income       Paid
                                                      --------  -------------
   ProFund VP Money Market........................... $11,679      $11,679

   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                              Accumulated     Unrealized         Total
                              Capital and   Appreciation/     Accumulated
                              Other Losses  (Depreciation) Earnings/(Deficit)
                             -------------  -------------- ------------------
  ProFund VP Bull Plus...... $ (31,350,600)  $(15,624,108)   $ (46,974,708)
  ProFund VP UltraMid-Cap...    (4,988,002)    (1,448,591)      (6,436,593)
  ProFund VP UltraSmall-Cap.   (48,730,956)    (1,123,513)     (49,854,469)
  ProFund VP UltraOTC.......  (333,806,563)   (86,395,265)    (420,201,828)
  ProFund VP Bear...........    (1,705,630)      (306,080)      (2,011,710)
  ProFund VP Short Small-Cap      (678,535)        (1,119)        (679,654)
  ProFund VP Money Market...            (1)            --               (1)

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Small-Cap, and ProFund VP Money Market (seven funds constituting ProFunds VP, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 14, 2003

                       Trustees and Officers of ProFunds

                                                                                Number of
                                                                                Portfolios
                                   Term of                                       in Fund       Other
                     Position(s) Office and                                      Complex   Directorships
Name, Address and     Held with   Length of       Principal Occupation(s)        Overseen     Held by
Birth Date            the Trust  Time Served        During Past 5 Years         by Trustee    Trustee
----------           ----------- ----------- ---------------------------------- ---------- -------------
Non-Interested
  Trustees
Russell S.             Trustee   Indefinite: Directorshipe Search Group,            77     Directorship
  Reynolds, III                  10/97 to    Inc. (Executive Recruitment):                 Search
c/o ProFunds                     present     Managing Director [March 1993                 Group, Inc.
7501 Wisconsin                               to present]
  Avenue,
Suite 1000
Bethesda, MD 20814
Birth Date: 7/21/57

Michael C. Wachs       Trustee   Indefinite: AMC Delancey Group, Inc.               77     AMC
c/o ProFunds                     10/97 to    (Real Estate Development):                    Delancey
7501 Wisconsin                   present     Vice President [January 2001 to               Group, Inc.
  Avenue,                                    present]; Delancey Investment
Suite 1000                                   Group, Inc. (Real Estate
Bethesda, MD 20814                           Development): Vice President
Birth Date: 10/21/61                         [May 1996 to December 2000]

Interested Trustee
Michael L. Sapir*      Trustee   Indefinite: Chairman and Chief Executive           77     None
7501 Wisconsin                   4/97 to     Officer of the Advisor [April 1997
  Avenue,                        present     to present]
Suite 1000
Bethesda, MD 20814
Birth Date: 5/19/58

------
* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.


                             Position(s) Held  Term of Office and      Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served      During Past 5 Years
---------------------------- ---------------- --------------------- -----------------------------
   Executive Officers
   Michael L. Sapir             Chairman         Indefinite:        Chairman and Chief
   7501 Wisconsin Avenue,                        4/97 to present    Executive Officer of the
   Suite 1000                                                       Advisor [May 1997 to
   Bethesda, MD 20814                                               present]
   Birth Date: 5/19/58

   Louis M. Mayberg             President        Indefinite:        President of the Advisor
   7501 Wisconsin Avenue,                        2/03 to present    [May 1997 to present]
   Suite 1000                   Secretary        4/97 to 2/03
   Bethesda, MD 20814
   Birth Date: 8/9/62

   Marc R. Bryant               Secretary        Indefinite:        Vice President and
   7501 Wisconsin Avenue,                        2/03 to present    Chief Legal Counsel of the
   Suite 1000                                                       Advisor [July 2001 to
   Bethesda, MD 20814                                               present]; GE Investment
   Birth Date: 2/8/66                                               Management Inc: Vice
                                                                    President and Associate
                                                                    General Counsel [April 1998
                                                                    to June 2001]; Kirkpatrick &
                                                                    Lockhart LLP: Attorney (Prior
                                                                    to April 1998)

                             Position(s) Held  Term of Office and     Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served     During Past 5 Years
---------------------------- ---------------- --------------------- ---------------------------
    Executive Officers

    Troy A. Sheets            Treasurer            Indefinite:      BISYS Fund Services: Vice
    3435 Stelzer Road                              6/02 to          President of Financial
    Columbus, Ohio 43219                           present          Services [April 2002 to
    Birth Date: 5/29/71                                             present]; KPMG LLP: Senior
                                                                    Manager [August 1993 to
                                                                    March 2002]

    John Danko                Vice President       Indefinite:      BISYS Fund Services:
    60 State Street                                8/99 to          Director of Client Services
    Boston, MA 02109                               present          [February 1997 to present]
    Birth Date: 4/17/67

   The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

                                                              December 31, 2002

                                                                  annual report
ProFunds VP

ProFund VP Bull Plus
ProFund VP UltraMid-Cap
ProFund VP UltraSmall-Cap
ProFund VP Bear
ProFund VP Short Small-Cap
ProFund VP Basic Materials
ProFund VP Internet
ProFund VP Real Estate
ProFund VP Money Market

                                    [GRAPHIC]

PROFUNDS VP

                           Message from the Chairman

Dear Shareholder:

    At ProFunds in 2002, we were gratified to offer investors the ability to tailor their strategies to market conditions. With the nation's largest lineup of indexed mutual funds/1/ and no limitations on the frequency of exchanges, investors could and did exercise strategic investment decision-making.

    Regardless of the market environment, ProFunds remains dedicated to bringing our clients the right investment tools.

    With this in mind, I bring you the annual report for the 12 months ended December 31, 2002.

Sincerely,

/s/
Michael L. Sapir
Chairman


------
/1/ Lipper

PROFUNDS VP

                      Management Discussion and Analysis


Investment Strategies and Techniques:

In seeking to achieve a ProFund VP's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, ProFund Advisors LLC uses a mathematical approach to investing. ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark./1/ ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions. The ProFunds VP do not seek to provide performance results that correlate with their benchmarks over a period of time other than daily.

Factors that materially affected each ProFund VP's performance during the most recently completed fiscal year:

The primary factors affecting the performance of each ProFund VP include; the cumulative effect of the daily performance of each ProFund VP's benchmark index, the leverage employed by a ProFund VP, and whether the ProFund VP is designed to have direct correlation or inverse correlation to its benchmark index . Other factors include, but are not limited to dividends, fees, expenses, transaction costs, and short-term interest rates.

.. Benchmark Index Performance: As index based funds, the performance of each ProFund VP's benchmark index is the principal driving factor of performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indices do not actually hold a portfolio of securities, and therefore do not incur the same fees, expenses, and transaction costs incurred by the ProFunds VP. Past performance is no guarantee of future results. See below for factors affecting each of the ProFunds VP benchmark indices. Performance for each individual ProFund VP will differ from the benchmark numbers below. Each ProFund VP's performance is listed in the annual report and is compared with the applicable performance numbers listed below.
.. Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of the benchmark index's daily return as described later in this report. The performance of ProFunds VP that have a daily investment objective that is greater than 100% of the daily performance of the benchmark index (ProFund VP Bull Plus, ProFund VP UltraMid-Cap and ProFund VP UltraSmall-Cap) were impacted proportionally more by the daily performance of the benchmark index and by the factors affecting that index . ProFunds VP that are designed to have an inverse (negative) daily correlation to the benchmark index (ProFund VP Bear and ProFund VP Short Small-Cap) were inversely affected by the daily performance of the index and the factors affecting that index on a daily basis.

Benchmark Index Performance:

All Domestic Benchmark Equity Indices:

The primary factors affecting ProFunds VP domestic benchmark equity indices include continued economic malaise, corporate scandals, declining investor confidence, geopolitical concerns, and U.S. budget woes. The widely expected economic rebound failed to materialize in 2002, resulting in continued poor operating conditions for U.S. businesses. After a strong first quarter, the U.S. economy again stalled, as evidenced by weak consumer demand and a declining employment picture.

A number of high profile corporate scandals rocked the equity markets during the year. Enron, WorldCom, Tyco and Adelphia, among others, dominated the business pages with alleged corporate abuses ranging from accounting misdeeds to high level executive fraud.

In addition to these scandals, the financial sector experienced its own round of significant legal and governance issues. Citibank, Merrill Lynch and JPMorgan Chase, among others, were embroiled in controversies surrounding the independence of research analysts, allocation of shares of initial public offerings, and insider trading. The aggregation of these scandals triggered a significant crisis in investor confidence in the U.S. equity markets.

Mounting conflicts in the Middle East and Korea also weighed heavily on the equity markets in 2002. The potential for war with Iraq and a widening chasm between the U.S. and key NATO allies on the Iraq issue increased fear in the markets and caused investors to move from equities to other investment alternatives.

Finally, the U.S. fiscal picture worsened as federal deficit projections grew. Government revenues increased at a slower than expected pace, while defense spending increased substantially.

The S&P 500(R) Index declined -23.37% in 2002. Losses in the U.S. equity markets were felt more heavily in the large cap arena, with the primary large cap index, the S&P 500, declining by -23.37% in 2002. Decaying confidence, due in part to crises at WorldCom, Enron and Tyco, prompted investors to devalue large companies as concerns grew regarding the validity of financial reporting. Of the ten highest weighted constituents in the index, General Electric led the decliners, dropping -36%, while the smallest decreases were posted by Merck (-2%), ExxonMobil (-8%), and Johnson & Johnson (-8%), on a total return basis. (Bull Plus and Bear)

------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. For example, ProFund VPUltraMid-Cap has a benchmark of 200% the daily return of the S&P MidCap 400 Index.

The S&P MidCap 400 Index declined -20.42% during the period of May 1, 2002 through December 31, 2002. For the year the index performed better than the primary large cap and small cap indices. The index was less negatively impacted by the corporate governance and financial reporting issues of 2002 that dragged down share prices of the larger stocks. The strong financial position of the mid-cap firms relative to small-cap firms allowed them to better weather the difficult economic and capital market conditions. (UltraMid-Cap)

The Russell 2000(R) Index declined by -21.58% in 2002, outperforming the S&P 500 by 1.79% (UltraSmall-Cap). For the period of September 3, 2002 through December 31, 2002 the index rose 1.05% (Short Small-Cap). Small cap stocks were affected in part by the low level of capital market activity and resulting decreased availability of capital for funding business expansion opportunities. (UltraSmall-Cap and Short Small-Cap)

The Dow Jones U.S. Basic Materials Sector Index declined -14.24% during the period of May 1, 2002 through December 31, 2002. Unfavorable supply and demand dynamics, particularly in the second half of the year and higher raw materials costs also impacted the performance of the Basic Materials Sector. (Basic Materials)

The Dow Jones Composite Internet Index declined -9.87% during the period of May 1, 2002 through December 31, 2002 as investment venture capital remained scarce. The continued hangover of valuations with little or no income continues to plague this sector. (Internet)

The Dow Jones U.S. Real Estate Index declined -2.96% in 2002. Declines were small compared to broad-market indices. Factors contributing to the smaller decline included the attractiveness of high dividend yields, which were close to 7%, as well as the relatively stable revenues from REITs and Real Estate management companies. Actual holders of the underlying index components would earn the dividend yield of these securities. (Real Estate)

                             ProFund VP Bull Plus

   For the year ended December 31, 2002, the ProFund VP Bull Plus had a NAV total return of -36.11%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bull Plus achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment

              ProFund VP Bull Plus   S&P 500
              --------------------   --------
       1/22/01       $10,000         $10,000
       3/31/01         7,933           8,641
       6/30/01         8,500           9,118
       9/30/01         6,590           7,751
      12/31/01         7,570           8,549
       3/31/02         7,510           8,544
       6/30/02         5,960           7,371
       9/30/02         4,357           6,071
      12/31/02         4,837           6,552
--------------------------------------------------
           Average Annual Total Return
                  as of 12/31/02
--------------------------------------------------
                                   Since
                                 Inception
               1 Year            (1/22/01)
--------------------------------------------------
VP Bull Plus  (36.11)%            (31.23)%
--------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull Plus from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Bull Plus is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

              Common Stocks (84.7%)
                                                Shares    Value
                                                ------ -----------
             3M Co.............................  1,716 $   211,583
             Abbott Laboratories...............  6,908     276,320
             ACE, Ltd..........................  1,166      34,210
             ADC Telecommunications, Inc.*.....  3,520       7,357
             Adobe Systems, Inc................  1,034      25,644
             Advanced Micro Devices, Inc.*.....  1,518       9,806
             AES Corp.*........................  2,398       7,242
             Aetna, Inc........................    660      27,139
             AFLAC, Inc........................  2,288      68,915
             Agilent Technologies, Inc.*.......  2,068      37,140
             Air Products & Chemicals, Inc.....  1,012      43,263
             Alberto-Culver Co.--Class B.......    264      13,306
             Albertson's, Inc..................  1,672      37,219
             Alcoa, Inc........................  3,740      85,198
             Allegheny Energy, Inc.............    550       4,158
             Allegheny Technologies, Inc.......    352       2,193
             Allergan, Inc.....................    572      32,959
             Allied Waste Industries, Inc.*....    880       8,800
             Allstate Corp.....................  3,102     114,743
             Alltel Corp.......................  1,386      70,686
             Altera Corp.*.....................  1,694      20,887
             Ambac Financial Group, Inc........    462      25,983
             Amerada Hess Corp.................    396      21,800
             Ameren Corp.......................    682      28,351
             American Electric Power, Inc......  1,496      40,886
             American Express Co...............  5,808     205,313
             American Greetings Corp.--Class A*    286       4,519
             American International Group, Inc. 11,528     666,895
             American Power Conversion Corp.*..    858      12,999
             American Standard Cos.*...........    330      23,476
             AmerisourceBergen Corp............    462      25,091
             Amgen, Inc.*......................  5,698     275,441
             AMR Corp.*........................    682       4,501
             AmSouth Bancorp...................  1,562      29,990
             Anadarko Petroleum Corp...........  1,100      52,690
             Analog Devices*...................  1,606      38,335
             Andrew Corp.*.....................    440       4,523
             Anheuser-Busch Cos., Inc..........  3,784     183,146
             Anthem, Inc.*.....................    616      38,746
             AOL-Time Warner, Inc.*............ 19,756     258,804
             AON Corp..........................  1,364      25,766
             Apache Corp.......................    638      36,360
             Apollo Group, Inc.--Class A*......    770      33,880
             Apple Computer, Inc.*.............  1,584      22,699
             Applera Corp.--Applied Biosystems
              Group............................    924      16,207
             Applied Materials, Inc.*..........  7,282      94,884
             Applied Micro Circuits Corp.*.....  1,342       4,952
             Archer-Daniels-Midland Co.........  2,860      35,464
             Ashland, Inc......................    308       8,787
             AT&T Corp.........................  3,410      89,035
             AT&T Wireless Services, Inc.*..... 11,968      67,619
             Autodesk, Inc.....................    506       7,236
             Automatic Data Processing, Inc....  2,640     103,620
             AutoZone, Inc.*...................    440      31,086
             Avaya, Inc.*......................  1,606       3,935
             Avery Dennison Corp...............    484      29,563
             Avon Products, Inc................  1,034      55,702
             Baker Hughes, Inc.................  1,474      47,448
             Ball Corp.........................    242      12,388

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Bank of America Corp................  6,622 $   460,692
            Bank of New York Co., Inc...........  3,212      76,960
            Bank One Corp.......................  5,148     188,159
            Bard (C.R.), Inc....................    220      12,760
            Bausch & Lomb, Inc..................    242       8,712
            Baxter International, Inc...........  2,618      73,304
            BB&T Corp...........................  2,112      78,123
            Bear Stearns Cos., Inc..............    418      24,829
            Becton, Dickinson & Co..............  1,144      35,109
            Bed Bath & Beyond, Inc.*............  1,298      44,820
            BellSouth Corp......................  8,228     212,858
            Bemis Co., Inc......................    242      12,010
            Best Buy Co., Inc.*.................  1,430      34,535
            Big Lots, Inc.*.....................    506       6,694
            Biogen, Inc.*.......................    660      26,440
            Biomet, Inc.........................  1,144      32,787
            BJ Services Co.*....................    704      22,746
            Black & Decker Corp.................    352      15,097
            Block H & R, Inc....................    792      31,838
            BMC Software, Inc.*.................  1,034      17,692
            Boeing Co...........................  3,718     122,656
            Boise Cascade Corp..................    264       6,658
            Boston Scientific Corp.*............  1,804      76,706
            Bristol-Myers Squibb Co.............  8,558     198,118
            Broadcom Corp.--Class A*............  1,210      18,223
            Brown-Forman Corp...................    308      20,131
            Brunswick Corp......................    396       7,865
            Burlington Northern Santa Fe Corp...  1,672      43,489
            Burlington Resources, Inc...........    880      37,532
            Calpine Corp.*......................  1,672       5,451
            Campbell Soup Co....................  1,804      42,340
            Capital One Financial Corp..........    990      29,423
            Cardinal Health, Inc................  1,958     115,894
            Carmax, Inc.*.......................    229       4,095
            Carnival Corp.......................  2,596      64,770
            Caterpillar, Inc....................  1,518      69,403
            Cendant Corp.*......................  4,576      47,956
            CenterPoint Energy, Inc.............  1,342      11,407
            Centex Corp.........................    264      13,252
            CenturyTel, Inc.....................    638      18,744
            Charter One Financial, Inc..........    990      28,443
            ChevronTexaco Corp..................  4,730     314,450
            Chiron Corp.*.......................    836      31,434
            Chubb Corp..........................    748      39,046
            CIENA Corp.*........................  1,914       9,838
            CIGNA Corp..........................    616      25,330
            Cincinnati Financial Corp...........    704      26,435
            Cinergy Corp........................    748      25,223
            Cintas Corp.........................    748      34,221
            Circuit City Stores, Inc............    924       6,856
            Cisco Systems, Inc.*................ 31,944     418,466
            Citigroup, Inc...................... 22,704     798,953
            Citizens Communications Co.*........  1,254      13,230
            Citrix Systems, Inc.*...............    748       9,215
            Clear Channel Communications, Inc. *  2,706     100,907
            Clorox Co...........................    968      39,929
            CMS Energy Corp.....................    638       6,023
            Coca-Cola Co........................ 10,956     480,091
            Coca-Cola Enterprises, Inc..........  1,980      43,006
            Colgate-Palmolive Co................  2,376     124,574

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Comcast Corp.--Class A*................ 10,304 $   242,865
           Comcast Corp.--Special Class A*........  5,012     113,221
           Comerica, Inc..........................    770      33,295
           Computer Associates International, Inc.  2,530      34,155
           Computer Sciences Corp.*...............    748      25,769
           Compuware Corp.*.......................  1,672       8,026
           Comverse Technology, Inc.*.............    836       8,377
           ConAgra Foods, Inc.....................  2,376      59,424
           Concord EFS, Inc.*.....................  2,244      35,321
           ConocoPhillips.........................  2,992     144,783
           Consolidated Edison, Inc...............    946      40,508
           Constellation Energy Group, Inc........    726      20,197
           Convergys Corp.*.......................    770      11,666
           Cooper Industries, Ltd.--Class A.......    418      15,236
           Cooper Tire & Rubber Co................    330       5,062
           Coors (Adolph) Co.--Class B............    154       9,433
           Corning, Inc.*.........................  5,082      16,821
           Costco Wholesale Corp.*................  2,024      56,793
           Countrywide Credit Industries, Inc.....    550      28,408
           Crane Co...............................    264       5,262
           CSX Corp...............................    946      26,781
           Cummins, Inc...........................    176       4,951
           CVS Corp...............................  1,738      43,398
           Dana Corp..............................    660       7,762
           Danaher Corp...........................    682      44,807
           Darden Restaurants, Inc................    748      15,297
           Deere & Co.............................  1,056      48,418
           Del Monte Foods Co.*...................    602       4,639
           Dell Computer Corp.*................... 11,440     305,906
           Delphi Automotive Systems Corp.........  2,464      19,835
           Delta Air Lines, Inc...................    550       6,655
           Deluxe Corp............................    264      11,114
           Devon Energy Corp......................    682      31,304
           Dillard's, Inc.--Class A...............    374       5,932
           Dollar General Corp....................  1,474      17,614
           Dominion Resources, Inc................  1,364      74,884
           Donnelley (R.R.) & Sons Co.............    506      11,016
           Dover Corp.............................    902      26,302
           Dow Chemical Co........................  4,026     119,572
           Dow Jones & Co., Inc...................    374      16,168
           DTE Energy Co..........................    748      34,707
           Du Pont (E.I.) de Nemours..............  4,400     186,560
           Duke Energy Corp.......................  3,938      76,948
           Dynegy, Inc.--Class A..................  1,650       1,947
           Eastman Chemical Co....................    352      12,943
           Eastman Kodak Co.......................  1,298      45,482
           Eaton Corp.............................    308      24,058
           eBay, Inc.*............................  1,364      92,507
           Ecolab, Inc............................    572      28,314
           Edison International*..................  1,430      16,946
           El Paso Corp...........................  2,640      18,374
           Electronic Arts, Inc.*.................    616      30,658
           Electronic Data Systems Corp...........  2,112      38,924
           Eli Lilly & Co.........................  4,972     315,722
           EMC Corp.*.............................  9,724      59,705
           Emerson Electric Co....................  1,870      95,090
           Engelhard Corp.........................    572      12,784
           Entergy Corp...........................    990      45,134
           EOG Resources, Inc.....................    506      20,200
           Equifax, Inc...........................    638      14,763

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Equity Office Properties Trust.........  1,826 $    45,613
           Equity Residential Properties Trust....  1,188      29,201
           Exelon Corp............................  1,430      75,460
           Exxon Mobil Corp....................... 29,744   1,039,254
           Family Dollar Stores, Inc..............    770      24,032
           Fannie Mae.............................  4,400     283,052
           Federated Department Stores, Inc.*.....    858      24,676
           FedEx Corp.............................  1,320      71,570
           Fifth Third Bancorp....................  2,552     149,420
           First Data Corp........................  3,322     117,632
           First Tennessee National Corp..........    550      19,767
           FirstEnergy Corp.......................  1,320      43,520
           Fiserv, Inc.*..........................    836      28,382
           Fleet Boston Financial Corp............  4,642     112,801
           Fluor Corp.............................    352       9,856
           Ford Motor Co..........................  8,118      75,497
           Forest Laboratories, Inc.*.............    792      77,790
           Fortune Brands, Inc....................    660      30,697
           FPL Group, Inc.........................    814      48,946
           Franklin Resources, Inc................  1,144      38,988
           Freddie Mac............................  3,080     181,874
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    638      10,706
           Gannett Co., Inc.......................  1,188      85,298
           Gap, Inc...............................  3,916      60,776
           Gateway, Inc.*.........................  1,430       4,490
           General Dynamics Corp..................    880      69,846
           General Electric Co.................... 44,000   1,071,400
           General Mills, Inc.....................  1,628      76,435
           General Motors Corp....................  2,486      91,634
           Genuine Parts Co.......................    770      23,716
           Genzyme Corp.--General Division*.......    946      27,973
           Georgia Pacific Corp...................  1,100      17,776
           Gillette Co............................  4,664     141,599
           Golden West Financial Corp.............    682      48,974
           Goodrich Corp..........................    506       9,270
           Goodyear Tire & Rubber Co..............    770       5,244
           Grainger (W.W.), Inc...................    396      20,414
           Great Lakes Chemical Corp..............    220       5,254
           Guidant Corp.*.........................  1,342      41,401
           Halliburton Co.........................  1,936      36,223
           Harley-Davidson, Inc...................  1,342      62,000
           Harrah's Entertainment, Inc.*..........    484      19,166
           Hartford Financial Services Group, Inc.  1,122      50,972
           Hasbro, Inc............................    770       8,894
           HCA, Inc...............................  2,266      94,039
           Health Management Associates, Inc.--
            Class A...............................  1,056      18,902
           Healthsouth Corp.*.....................  1,760       7,392
           Heinz (H.J.) Co........................  1,562      51,343
           Hercules, Inc.*........................    484       4,259
           Hershey Foods Corp.....................    594      40,059
           Hewlett-Packard Co..................... 13,486     234,117
           Hilton Hotels Corp.....................  1,672      21,251
           Home Depot, Inc........................ 10,274     246,165
           Honeywell International, Inc...........  3,630      87,120
           Household International, Inc...........  2,090      58,123
           Humana, Inc.*..........................    726       7,260
           Huntington Bancshares, Inc.............  1,034      19,346
           Illinois Tool Works, Inc...............  1,364      88,469

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          IMS Health, Inc.........................  1,232 $    19,712
          Ingersoll-Rand Co.--Class A.............    748      32,209
          Intel Corp.............................. 29,282     455,920
          International Business Machines Corp....  7,480     579,699
          International Flavors & Fragrances, Inc.    418      14,672
          International Game Technology*..........    374      28,394
          International Paper Co..................  2,112      73,857
          Interpublic Group of Cos., Inc..........  1,716      24,161
          Intuit, Inc.*...........................    902      42,322
          ITT Industries, Inc.....................    396      24,033
          J.P. Morgan Chase & Co..................  8,822     211,728
          Jabil Circuit, Inc.*....................    880      15,770
          JDS Uniphase Corp.*.....................  6,248      15,433
          Jefferson-Pilot Corp....................    638      24,314
          John Hancock Financial Services, Inc....  1,276      35,600
          Johnson & Johnson....................... 13,134     705,427
          Johnson Controls, Inc...................    396      31,746
          Jones Apparel Group, Inc.*..............    572      20,272
          KB Home.................................    220       9,427
          Kellogg Co..............................  1,804      61,823
          Kerr-McGee Corp.........................    440      19,492
          KeyCorp.................................  1,870      47,012
          KeySpan Corp............................    638      22,483
          Kimberly-Clark Corp.....................  2,266     107,567
          Kinder Morgan, Inc......................    528      22,318
          King Pharmaceuticals, Inc.*.............  1,056      18,153
          KLA-Tencor Corp.*.......................    836      29,569
          Knight Ridder, Inc......................    374      23,656
          Kohls Corp.*............................  1,496      83,701
          Kroger Co.*.............................  3,410      52,685
          Leggett & Platt, Inc....................    858      19,253
          Lexmark International Group, Inc.*......    550      33,275
          Limited, Inc............................  2,310      32,178
          Lincoln National Corp...................    792      25,011
          Linear Technology Corp..................  1,386      35,648
          Liz Claiborne, Inc......................    462      13,698
          Lockheed Martin Corp....................  2,024     116,886
          Loews Corp..............................    814      36,190
          Louisiana-Pacific Corp.*................    462       3,724
          Lowe's Cos., Inc........................  3,454     129,525
          LSI Logic Corp.*........................  1,650       9,521
          Lucent Technologies, Inc.*.............. 15,180      19,127
          Manor Care, Inc.*.......................    418       7,779
          Marathon Oil Corp.......................  1,386      29,508
          Marriott International, Inc.--Class A...  1,056      34,711
          Marsh & McLennan Cos., Inc..............  2,376     109,795
          Marshall & Ilsley Corp..................    968      26,504
          Masco Corp..............................  2,178      45,847
          Mattel, Inc.............................  1,936      37,074
          Maxim Integrated Products, Inc..........  1,408      46,520
          May Department Stores Co................  1,276      29,322
          Maytag Corp.............................    352      10,032
          MBIA, Inc...............................    638      27,983
          MBNA Corp...............................  5,654     107,539
          McDermott International, Inc.*..........    286       1,253
          McDonald's Corp.........................  5,610      90,209
          McGraw-Hill Cos., Inc...................    858      51,858
          McKesson Corp...........................  1,298      35,085
          MeadWestvaco Corp.......................    880      21,745
          MedImmune, Inc.*........................  1,100      29,887

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Medtronic, Inc.......................  5,390 $   245,784
            Mellon Financial Corp................  1,914      49,975
            Merck & Co., Inc.....................  9,922     561,683
            Mercury Interactive Corp.*...........    374      11,089
            Meredith Corp........................    220       9,044
            Merrill Lynch & Co., Inc.............  5,104     193,697
            MetLife, Inc.........................  3,102      83,878
            MGIC Investment Corp.................    440      18,172
            Micron Technology, Inc.*.............  2,684      26,142
            Microsoft Corp.*..................... 23,628   1,221,567
            Millipore Corp.......................    220       7,480
            Mirant Corp.*........................  1,782       3,368
            Molex, Inc...........................    858      19,768
            Monsanto Co..........................  1,166      22,446
            Moody's Corp.........................    660      27,251
            Morgan Stanley Dean Witter & Co......  4,796     191,456
            Motorola, Inc........................ 10,164      87,919
            Nabors Industries, Ltd.*.............    638      22,502
            National City Corp...................  2,706      73,928
            National Semiconductor Corp.*........    792      11,888
            Navistar International Corp.*........    264       6,418
            NCR Corp.*...........................    440      10,446
            Network Appliance, Inc.*.............  1,496      14,960
            New York Times Co.--Class A..........    660      30,182
            Newell Rubbermaid, Inc...............  1,188      36,032
            Newmont Mining Corp..................  1,782      51,731
            Nextel Communications, Inc.--Class A*  4,268      49,295
            NICOR, Inc...........................    198       6,738
            Nike, Inc.--Class B..................  1,166      51,852
            NiSource, Inc........................  1,078      21,560
            Noble Corp.*.........................    594      20,879
            Nordstrom, Inc.......................    594      11,268
            Norfolk Southern Corp................  1,716      34,303
            North Fork Bancorp, Inc..............    704      23,753
            Northern Trust Corp..................    968      33,928
            Northrop Grumman Corp................  1,079     104,628
            Novell, Inc.*........................  1,606       5,364
            Novellus Systems, Inc.*..............    660      18,533
            Nucor Corp...........................    352      14,538
            NVIDIA Corp.*........................    682       7,850
            Occidental Petroleum Corp............  1,672      47,568
            Office Depot, Inc.*..................  1,364      20,133
            Omnicom Group........................    836      54,006
            Oracle Corp.*........................ 23,672     255,658
            PACCAR, Inc..........................    506      23,342
            Pactiv Corp.*........................    704      15,390
            Pall Corp............................    550       9,174
            Parametric Technology Corp.*.........  1,144       2,883
            Parker Hannifin Corp.................    528      24,357
            Paychex, Inc.........................  1,672      46,649
            Penney (J.C.) Co.....................  1,188      27,336
            Peoples Energy Corp..................    154       5,952
            PeopleSoft, Inc.*....................  1,386      25,364
            PepsiCo, Inc.........................  7,634     322,307
            PerkinElmer, Inc.....................    550       4,538
            Pfizer, Inc.......................... 27,236     832,604
            PG&E Corp.*..........................  1,782      24,770
            Pharmacia Corp.......................  5,720     239,096
            Phelps Dodge Corp.*..................    396      12,533
            Philip Morris Cos., Inc..............  9,152     370,930

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Pinnacle West Capital Corp..............    396 $    13,500
          Pitney Bowes, Inc.......................  1,056      34,489
          Plum Creek Timber Co., Inc..............    814      19,210
          PMC-Sierra, Inc.*.......................    748       4,159
          PNC Financial Services Group............  1,254      52,543
          Power-One, Inc.*........................    352       1,996
          PPG Industries, Inc.....................    748      37,512
          PPL Corp................................    726      25,178
          Praxair, Inc............................    704      40,670
          Principal Financial Group, Inc..........  1,496      45,074
          Procter & Gamble Co.....................  5,742     493,466
          Progress Energy, Inc....................  1,056      45,778
          Progressive Corp........................    968      48,042
          Providian Financial Corp.*..............  1,276       8,281
          Prudential Financial, Inc...............  2,508      79,604
          Public Service Enterprise Group, Inc....    990      31,779
          Pulte Homes, Inc........................    264      12,638
          QLogic Corp.*...........................    418      14,425
          Qualcomm, Inc.*.........................  3,476     126,492
          Quest Diagnostics, Inc.*................    440      25,036
          Quintiles Transnational Corp.*..........    528       6,389
          Qwest Communications International, Inc.  7,502      37,510
          R.J. Reynolds Tobacco Holdings..........    396      16,676
          RadioShack Corp.........................    748      14,018
          Rational Software Corp.*................    858       8,915
          Raytheon Co.............................  1,804      55,473
          Reebok International, Ltd.*.............    264       7,762
          Regions Financial Corp..................    968      32,292
          Reliant Resources, Inc.*................    831       2,659
          Robert Half International, Inc.*........    770      12,405
          Rockwell Collins, Inc...................    814      18,934
          Rockwell International Corp.............    814      16,858
          Rohm & Haas Co..........................    968      31,441
          Rowan Cos., Inc.........................    418       9,489
          Ryder System, Inc.......................    286       6,418
          Sabre Holdings Corp.*...................    638      11,554
          SAFECO Corp.............................    616      21,357
          Safeway, Inc.*..........................  1,958      45,739
          Sanmina-SCI Corp.*......................  2,332      10,471
          Sara Lee Corp...........................  3,454      77,750
          SBC Communications, Inc................. 14,674     397,812
          Schering-Plough Corp....................  6,490     144,078
          Schlumberger, Ltd.......................  2,574     108,340
          Schwab (Charles) Corp...................  5,940      64,449
          Scientific-Atlanta, Inc.................    682       8,089
          Sealed Air Corp.*.......................    374      13,950
          Sears, Roebuck & Co.....................  1,408      33,722
          Sempra Energy...........................    902      21,332
          Sherwin-Williams Co.....................    660      18,645
          Siebel Systems, Inc.*...................  2,134      15,962
          Sigma-Aldrich Corp......................    308      15,000
          Simon Property Group, Inc...............    836      28,483
          SLM Corp................................    682      70,833
          Snap-on, Inc............................    264       7,421
          Solectron Corp.*........................  3,652      12,965
          Southern Co.............................  3,146      89,314
          SouthTrust Corp.........................  1,540      38,269
          Southwest Airlines Co...................  3,432      47,705
          Sprint Corp. (FON Group)................  3,960      57,341
          Sprint Corp. (PCS Group)*...............  4,422      19,368

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          St. Jude Medical, Inc.*.................    792 $    31,458
          St. Paul Companies, Inc.................  1,012      34,459
          Stanley Works...........................    396      13,694
          Staples, Inc.*..........................  2,090      38,247
          Starbucks Corp.*........................  1,716      34,972
          Starwood Hotels & Resorts Worldwide,
           Inc....................................    880      20,891
          State Street Corp.......................  1,430      55,770
          Stilwell Financial, Inc.................    990      12,939
          Stryker Corp............................    880      59,066
          Sun Microsystems, Inc.*................. 13,772      42,831
          SunGard Data Systems, Inc.*.............  1,254      29,544
          Sunoco, Inc.............................    330      10,949
          SunTrust Banks, Inc.....................  1,254      71,378
          SuperValu, Inc..........................    594       9,807
          Symbol Technologies, Inc................  1,012       8,319
          Synovus Financial Corp..................  1,320      25,608
          Sysco Corp..............................  2,904      86,509
          T. Rowe Price Group, Inc................    550      15,004
          Target Corp.............................  4,026     120,780
          TECO Energy, Inc........................    770      11,912
          Tektronix, Inc.*........................    374       6,803
          Tellabs, Inc.*..........................  1,826      13,275
          Temple-Inland, Inc......................    242      10,844
          Tenet Healthcare Corp.*.................  2,156      35,358
          Teradyne, Inc.*.........................    814      10,590
          Texas Instruments, Inc..................  7,656     114,917
          Textron, Inc............................    616      26,482
          The Pepsi Bottling Group, Inc...........  1,232      31,662
          Thermo Electron Corp.*..................    726      14,607
          Thomas & Betts Corp.....................    264       4,462
          Tiffany & Co............................    638      15,255
          TJX Cos., Inc...........................  2,332      45,521
          TMP Worldwide, Inc.*....................    484       5,474
          Torchmark Corp..........................    528      19,288
          Toys R Us, Inc.*........................    946       9,460
          Transocean Sedco Forex, Inc.............  1,408      32,666
          Travelers Property Casualty Corp.*......  4,444      65,105
          Tribune Co..............................  1,342      61,007
          Tupperware Corp.........................    264       3,981
          TXU Corp................................  1,430      26,712
          Tyco International, Ltd.................  8,822     150,680
          U.S. Bancorp............................  8,470     179,733
          Union Pacific Corp......................  1,122      67,174
          Union Planters Corp.....................    880      24,763
          Unisys Corp.*...........................  1,430      14,157
          United Parcel Service, Inc.--Class B....  4,928     310,859
          United States Steel Corp................    462       6,061
          United Technologies Corp................  2,090     129,454
          UnitedHealth Group, Inc.................  1,342     112,058
          Univision Communications, Inc.--Class A*  1,012      24,794
          Unocal Corp.............................  1,144      34,984
          UnumProvident Corp......................  1,078      18,908
          UST, Inc................................    748      25,005
          Veritas Software Corp.*.................  1,826      28,522
          Verizon Communications, Inc............. 12,100     468,875
          VF Corp.................................    484      17,448
          Viacom, Inc.--Class B*..................  7,788     317,438
          Visteon Corp............................    572       3,981
          Vulcan Materials Co.....................    440      16,500

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
          Wachovia Corp........................      6,006 $   218,859
          Wal-Mart Stores, Inc.................     19,514     985,651
          Walgreen Co..........................      4,532     132,289
          Walt Disney Co.......................      9,020     147,116
          Washington Mutual, Inc...............      4,180     144,335
          Waste Management, Inc................      2,684      61,517
          Waters Corp.*........................        572      12,458
          Watson Pharmaceuticals, Inc.*........        462      13,061
          Wellpoint Health Networks, Inc.*.....        660      46,966
          Wells Fargo & Co.....................      7,480     350,588
          Wendy's International, Inc...........        506      13,697
          Weyerhaeuser Co......................        968      47,635
          Whirlpool Corp.......................        308      16,084
          Williams Cos., Inc...................      2,288       6,178
          Winn-Dixie Stores, Inc...............        616       9,412
          Worthington Industries, Inc..........        374       5,700
          Wrigley (WM.) JR Co..................        990      54,331
          Wyeth................................      5,852     218,865
          Xcel Energy, Inc.....................      1,760      19,360
          Xerox Corp.*.........................      3,256      26,211
          Xilinx, Inc.*........................      1,496      30,818
          XL Capital, Ltd.--Class A............        594      45,887
          Yahoo!, Inc.*........................      2,618      42,804
          YUM! Brands, Inc.*...................      1,298      31,438
          Zimmer Holdings, Inc.*...............        858      35,624
          Zions Bancorp........................        396      15,582
                                                           -----------
          TOTAL COMMON STOCKS..................             35,843,166
                                                           -----------
           Federal Home Loan Bank (4.4%)
                                                Principal
                                                 Amount
                                                ----------
          Federal Home Loan Bank,
           0.50%, 01/02/03..................... $1,844,000   1,843,949
                                                           -----------
          TOTAL FEDERAL HOME LOAN
           BANK................................              1,843,949
                                                           -----------
          TOTAL INVESTMENTS
           (Cost $34,049,527)/(a)/--89.1%......             37,687,115
          Net other assets/(liabilities)--10.9%              4,600,696
                                                           -----------
          NET ASSETS--100.0%...................            $42,287,811
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $53,346,010 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $19,296,483. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  3,983,509
                   Unrealized depreciation.....  (19,642,404)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(15,658,895)
                                                ============

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-Mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $263,700).      6      $  (8,427)
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $27,468,750)...    125      $(182,088)

The ProFund VP Bull Plus' investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.5%
                     Agriculture...................... 1.0%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 6.0%
                     Beverages........................ 2.6%
                     Biotechnology.................... 0.9%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.4%
                     Commercial Services.............. 0.8%
                     Computers........................ 3.4%
                     Cosmetics/Personal Care.......... 2.2%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.0%
                     Electric......................... 2.2%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.4%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 1.8%
                     Forest Products & Paper.......... 0.5%
                     Gas.............................. 0.1%
                     Hand/Machine Tools............... 0.1%
                     Healthcare--Products............. 3.2%
                     Healthcare--Services............. 1.0%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products/Wares......... 0.3%
                     Housewares....................... 0.1%
                     Insurance........................ 4.3%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.3%
                     Lodging.......................... 0.2%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 0.2%
                     Manufacturing.................... 4.3%
                     Media............................ 3.5%
                     Mining........................... 0.4%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 4.6%
                     Oil & Gas Services............... 0.5%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 7.3%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.2%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
                                                December 31, 2002

Retail........................  6.0%
Savings & Loans...............  0.5%
Semiconductors................  2.4%
Software......................  4.7%
Telecommunications............  5.3%
Textiles......................  0.1%
Toys/Games/Hobbies............  0.1%
Transportation................  1.3%
Other......................... 15.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $34,049,527)........... $ 37,687,115
        Cash...............................................    1,955,769
        Dividends and interest receivable..................       55,995
        Receivable for capital shares issued...............    5,222,119
        Unrealized appreciation on swap contracts..........       34,644
        Variation margin on futures contracts..............       33,109
        Prepaid expenses...................................          550
                                                            ------------
         Total Assets......................................   44,989,301
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    2,575,426
        Advisory fees payable..............................       39,983
        Management services fees payable...................        6,262
        Administration fees payable........................        2,054
        Administrative services fees payable...............       18,896
        Distribution fees payable..........................       11,942
        Other accrued expenses.............................       46,927
                                                            ------------
         Total Liabilities.................................    2,701,490
                                                            ------------
      Net Assets........................................... $ 42,287,811
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 89,262,519
        Accumulated net investment income/(loss)...........          737
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (50,457,162)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................    3,481,717
                                                            ------------
      Net Assets........................................... $ 42,287,811
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,914,026
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.51
                                                            ============


      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    798,607
       Interest.............................................       58,256
                                                             ------------
        Total Investment Income.............................      856,863
                                                             ------------
     Expenses:
       Advisory fees........................................      422,488
       Management services fees.............................       84,498
       Administration fees..................................       29,769
       Administrative services fees.........................      228,343
       Distribution fees....................................      140,829
       Custody fees.........................................       85,318
       Fund accounting fees.................................       59,843
       Transfer agent fees..................................       66,370
       Other fees...........................................       75,994
                                                             ------------
        Total Expenses before reductions....................    1,193,452
        Less Expenses reduced by the Investment
         Advisor............................................      (78,953)
                                                             ------------
        Net Expenses........................................    1,114,499
                                                             ------------
     Net Investment Income/(Loss)...........................     (257,636)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (36,564,487)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................    8,609,417
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................   (3,410,068)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (31,365,138)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(31,622,774)
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


 Statements of Changes in Net Assets
                                                                        For the period
                                                        For the      January 22, 2001/(a)/
                                                      year ended           through
                                                   December 31, 2002  December 31, 2001
                                                   ----------------- --------------------
From Investment Activities:
Operations:
 Net investment income/(loss).....................  $      (257,636)    $    (240,155)
 Net realized gains/(losses) on investments,
   futures contracts and swap contracts...........      (27,955,070)      (22,495,990)
 Change in net unrealized
   appreciation/(depreciation) on investments,
   futures contracts and swap contracts...........       (3,410,068)        6,891,785
                                                    ---------------     -------------
 Change in net assets resulting from operations...      (31,622,774)      (15,844,360)
                                                    ---------------     -------------
Capital Transactions:
 Proceeds from shares issued......................    1,303,472,303       634,925,338
 Cost of shares redeemed..........................   (1,293,747,570)     (554,895,126)
                                                    ---------------     -------------
 Change in net assets resulting from capital
   transactions...................................        9,724,733        80,030,212
                                                    ---------------     -------------
 Change in net assets.............................      (21,898,041)       64,185,852
Net Assets:
 Beginning of period..............................       64,185,852                --
                                                    ---------------     -------------
 End of period....................................  $    42,287,811     $  64,185,852
                                                    ===============     =============
Share Transactions:
 Issued...........................................       71,283,187        26,514,721
 Redeemed.........................................      (71,195,947)      (23,687,935)
                                                    ---------------     -------------
 Change in shares.................................           87,240         2,826,786
                                                    ===============     =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


    Financial Highlights
   Selected data for a share of
   beneficial interest
   outstanding throughout the
   periods indicated.
                                                          For the period
                                       For the         January 22, 2001/(a)/
                                     year ended              through
                                  December 31, 2002     December 31, 2001
                                  -----------------    --------------------
   Net Asset Value, Beginning of
    Period.......................    $     22.71           $     30.00
                                     -----------           -----------
    Net investment income/(loss).          (0.08)/(b)/           (0.09)/(b)/
    Net realized and unrealized
      gains/(losses) on
      investments, futures
      contracts and swap
      contracts..................          (8.12)                (7.20)
                                     -----------           -----------
    Total income/(loss) from
      investment activities......          (8.20)                (7.29)
                                     -----------           -----------
   Net Asset Value, End of Period    $     14.51           $     22.71
                                     ===========           ===========
   Total Return..................         (36.11)%              (24.30)%/(c)/
   Ratios/Supplemental Data:
   Net assets, end of year.......    $42,287,811           $64,185,852
   Ratio of expenses to average
    net assets...................           1.98%                 1.94%/(d)/
   Ratio of net investment
    income/(loss) to average net
    assets.......................          (0.46)%               (0.42)%/(d)/
   Ratio of expenses to average
    net assets*..................           2.12%                 1.94%/(d)/
   Portfolio turnover............          1,249%                  682%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                            ProFund VP UltraMid-Cap

   For the period May 1, 2002 through December 31, 2002, the ProFund VP UltraMid-Cap had a NAV total return of -42.27%*, compared to a return of -20.42% for the unmanaged S&P MidCap 400 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index, which consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP UltraMid-Cap achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the S&P MidCap 400 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400 Index or any of the companies included in the S&P MidCap 400 Index.

                                    [CHART]

Value of a $10,000 Investment

       ProFund VP UltraMid-Cap   S&P MidCap 400
       -----------------------   --------------
  5/1/02      $10,000              $10,000
 6/30/02        7,917                9,065
 9/30/02        5,377                7,544
12/31/02        5,773                7,958

------------------------------------------
         Aggregate Total Return
               as of 12/31/02
------------------------------------------
                            Since
                          Inception
                          (5/1/02)
------------------------------------------
VP UltraMid-Cap           (42.27)%
------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from 5/1/02 to 12/31/02.

   The performance of the ProFund VP UltraMid-Cap is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002


             Common Stocks (83.0%)
                                                 Shares    Value
                                                 ------ -----------
            3Com Corp.*.........................  8,816 $    40,818
            99 Cents Only Stores*...............  1,624      43,621
            Abercrombie & Fitch Co.--Class A*...  2,552      52,214
            Activision, Inc.*...................  1,624      23,694
            Acxiom Corp.*.......................  2,088      32,113
            ADTRAN, Inc.*.......................    928      30,531
            Advanced Fibre Communications, Inc.*  2,088      34,828
            AdvancePCS*.........................  2,320      51,527
            Advent Software, Inc.*..............    928      12,649
            Affiliated Computer Services, Inc.--
             Class A*...........................  3,248     171,008
            AGCO Corp...........................  1,856      41,018
            AGL Resources, Inc..................  1,392      33,826
            Airborne, Inc.......................  1,160      17,203
            Airgas, Inc.*.......................  1,624      28,014
            AK Steel Holding Corp.*.............  2,784      22,272
            Alaska Air Group, Inc.*.............    696      15,068
            Albany International Corp.--Class A.    696      14,379
            Albemarle Corp......................    928      26,402
            Alexander & Baldwin, Inc............    928      23,933
            ALLETE, Inc.........................  2,088      47,356
            Alliant Energy Corp.................  2,320      38,396
            Allmerica Financial Corp............  1,392      14,059
            American Eagle Outfitters, Inc.*....  1,856      25,576
            American Financial Group, Inc.......  1,624      37,466
            American Water Works Co., Inc.......  2,552     116,065
            AmeriCredit Corp.*..................  3,480      26,935
            Amerus Group Co.....................    928      26,235
            Ametek, Inc.........................    928      35,719
            Apogent Technologies, Inc.*.........  2,552      53,082
            Apria Healthcare Group, Inc.*.......  1,392      30,958
            Aquilla, Inc........................  3,480       6,160
            Arch Coal, Inc......................  1,392      30,053
            Arrow Electronics, Inc.*............  2,552      32,640
            Arthur J. Gallagher & Co............  2,088      61,345
            ArvinMeritor, Inc...................  1,624      27,072
            Ascential Software Corp.*...........  6,264      15,034
            Associated Banc Corp................  1,856      62,993
            Astoria Financial Corp..............  2,320      62,988
            Atmel Corp.*........................ 11,600      25,868
            Avnet, Inc..........................  3,016      32,663
            Avocent Corp.*......................  1,160      25,775
            Bandag, Inc.........................    464      17,948
            Bank of Hawaii Corp.................  1,624      49,353
            Banknorth Group, Inc................  3,712      83,891
            Banta Corp..........................    696      21,764
            Barnes & Noble, Inc.*...............  1,624      29,346
            Barr Laboratories, Inc.*............  1,160      75,504
            Beckman Coulter, Inc................  1,624      47,940
            Belo (A.H.) Corp.--Class A..........  2,784      59,355
            BJ's Wholesale Club, Inc.*..........  1,856      33,965
            Black Hills Corp....................    696      18,458
            Blyth, Inc..........................  1,160      31,042
            Bob Evans Farms, Inc................    928      21,669
            Borders Group, Inc.*................  2,088      33,617
            BorgWarner, Inc.....................    696      35,092
            Bowater, Inc........................  1,392      58,395
            Brinker International, Inc.*........  2,320      74,820
            Broadwing, Inc.*....................  5,336      18,783
            Brown & Brown, Inc..................  1,624      52,488

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          C.H. Robinson Worldwide, Inc............. 2,088  $    65,146
          Cabot Corp............................... 1,624       43,101
          Cabot Microelectronics Corp.*............   696       32,851
          Cadence Design Systems, Inc.*............ 6,264       73,853
          Callaway Golf Co......................... 1,856       24,592
          Career Education Corp.*.................. 1,160       46,400
          Carlisle Companies, Inc..................   696       28,800
          Carmax, Inc.*............................ 2,784       49,778
          Carpenter Technology Corp................   464        5,777
          Catalina Marketing Corp.*................ 1,392       25,752
          CBRL Group, Inc.......................... 1,392       41,941
          CDW Computer Centers, Inc.*.............. 2,088       91,558
          Ceridian Corp.*.......................... 3,712       53,527
          Certegy, Inc.*........................... 1,624       39,869
          Charles River Laboratories International,
           Inc.*................................... 1,160       44,637
          CheckFree Holdings Corp.*................ 1,856       29,698
          Choicepoint, Inc.*....................... 2,088       82,455
          Church & Dwight, Inc.....................   928       28,239
          Cimarex Energy Co.*......................   103        1,844
          Cirrus Logic, Inc.*...................... 2,088        6,013
          City National Corp....................... 1,160       51,028
          Claire's Stores, Inc..................... 1,160       25,601
          Clayton Homes, Inc....................... 3,480       42,386
          CLECO Corp............................... 1,160       16,240
          CNF, Inc................................. 1,160       38,558
          Coach, Inc.*............................. 2,320       76,374
          Colonial BancGroup, Inc.................. 3,016       35,981
          Commerce Bancorp, Inc.................... 1,624       70,141
          Commscope, Inc.*......................... 1,624       12,830
          Compass Bancshares, Inc.................. 3,248      101,565
          Constellation Brands, Inc.*.............. 2,320       55,007
          Cooper Cameron Corp...................... 1,392       69,349
          Copart, Inc.*............................ 2,320       27,469
          Covance, Inc.*........................... 1,624       39,934
          Credence Systems Corp.*.................. 1,392       12,987
          Cree Research, Inc.*..................... 1,856       30,346
          Crompton Corp............................ 2,784       16,565
          CSG Systems International, Inc.*......... 1,392       19,001
          Cypress Semiconductor Corp.*............. 3,016       17,252
          Cytec Industries, Inc.*..................   928       25,316
          CYTYC Corp.*............................. 3,016       30,763
          D.R. Horton, Inc......................... 3,712       64,403
          Dean Foods Co.*.......................... 2,320       86,072
          DENTSPLY International, Inc.............. 1,856       69,043
          DeVRY, Inc.*............................. 1,624       26,975
          Dial Corp................................ 2,320       47,258
          Diebold, Inc............................. 1,856       76,504
          Dole Food Co., Inc....................... 1,392       45,351
          Dollar Tree Stores, Inc.*................ 2,784       68,403
          Donaldson Company, Inc................... 1,160       41,760
          DPL, Inc................................. 3,248       49,824
          DQE, Inc................................. 1,392       21,214
          Dreyer's Grand Ice Cream, Inc............   928       65,851
          DST Systems, Inc.*....................... 3,016      107,219
          Dun & Bradstreet Corp.*.................. 1,856       64,013
          Dycom Industries, Inc.*.................. 1,160       15,370
          Eaton Vance Corp......................... 1,624       45,878
          Education Management Corp.*..............   928       34,893
          Edwards (A.G.), Inc...................... 2,088       68,820

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Edwards Lifesciences Corp.*............ 1,392  $    35,454
           EGL, Inc.*............................. 1,160       16,530
           Emmis Communications Corp.*............ 1,392       28,995
           Energizer Holdings, Inc.*.............. 2,320       64,728
           Energy East Corp....................... 2,784       61,499
           Ensco International, Inc............... 3,248       95,654
           Entercom Communications Corp.*......... 1,160       54,427
           Equitable Resources, Inc............... 1,624       56,905
           ETRADE Group, Inc.*.................... 8,816       42,846
           Everest Re Group, Ltd.................. 1,160       64,148
           Expeditors International of Washington,
            Inc................................... 2,784       90,898
           Express Scripts, Inc.--Class A*........ 2,088      100,308
           Extended Stay America, Inc.*........... 2,320       34,220
           Fairchild Semiconductor International,
            Inc.*................................. 2,784       29,817
           Fastenal Co............................ 1,856       69,396
           Federal Signal Corp.................... 1,160       22,527
           FEI Co.*...............................   696       10,642
           Ferro Corp.............................   928       22,671
           Fidelity National Financial, Inc....... 2,320       76,166
           First Health Group Corp.*.............. 2,552       62,140
           First Virginia Banks, Inc.............. 1,856       69,099
           FirstMerit Corp........................ 2,088       45,226
           Flowserve Corp.*....................... 1,392       20,588
           FMC Corp.*.............................   928       25,353
           FMC Technologies, Inc.*................ 1,624       33,178
           Forest Oil Corp.*...................... 1,160       32,074
           Fuller (H. B.) Co......................   696       18,012
           Furniture Brands International, Inc.*.. 1,392       33,199
           Gartner Group, Inc.--Class B*.......... 2,088       19,732
           GATX Corp.............................. 1,160       26,471
           Gentex Corp.*.......................... 1,856       58,724
           Gilead Sciences, Inc.*................. 4,872      165,648
           Glatfelter (P.H.) Co................... 1,160       15,266
           GrafTech International, Ltd.*.......... 1,392        8,296
           Granite Construction, Inc..............   928       14,384
           Grant Prideco, Inc.*................... 3,016       35,106
           Great Plains Energy, Inc............... 1,624       37,157
           Greater Bay Bancorp.................... 1,160       20,056
           GreenPoint Financial Corp.............. 2,552      115,299
           GTECH Holdings Corp.*.................. 1,392       38,781
           Hanover Compressor Co.*................ 1,624       14,908
           Harris Corp............................ 1,624       42,711
           Harsco Corp............................   928       29,594
           Harte-Hanks, Inc....................... 3,480       64,972
           Hawaiian Electric Industries, Inc......   928       40,813
           HCC Insurance Holdings, Inc............ 1,624       39,950
           Health Net, Inc.*...................... 3,016       79,622
           Helmerich & Payne, Inc................. 1,160       32,376
           Henry (Jack) & Associates, Inc......... 2,320       27,933
           Henry Schein, Inc.*.................... 1,160       52,200
           Herman Miller, Inc..................... 1,856       34,150
           Hibernia Corp.......................... 3,944       75,961
           Hillenbrand Industries, Inc............ 1,624       78,455
           Hispanic Broadcasting Corp.--Class A*.. 2,784       57,211
           HON Industries, Inc.................... 1,392       39,366
           Horace Mann Educators Corp.............   928       14,226
           Hormel Foods Corp...................... 3,480       81,188
           Hospitality Properties Trust........... 1,624       57,165

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Hubbell, Inc.--Class B............. 1,392  $    48,916
             ICN Pharmaceuticals, Inc........... 2,088       22,780
             IDACORP, Inc.......................   928       23,042
             IDEC Pharmaceuticals Corp.*........ 3,712      123,128
             Imation Corp.*.....................   928       32,554
             IMC Global, Inc.................... 2,784       29,705
             Incyte Genomics, Inc.*............. 1,624        7,405
             Independence Community Bank Corp... 1,392       35,329
             IndyMac Bancorp, Inc.*............. 1,392       25,738
             InFocus Corp.*.....................   928        5,716
             Integrated Device Technology, Inc.* 2,552       21,360
             International Rectifier Corp.*..... 1,624       29,979
             International Speedway Corp........ 1,392       51,908
             Internet Security Systems, Inc.*... 1,160       21,263
             Intersil Corp.--Class A*........... 3,480       48,511
             Interstate Bakeries Corp........... 1,160       17,690
             Investment Technology Group, Inc.*. 1,160       25,938
             Investors Financial Services Corp.. 1,624       44,481
             IVAX Corp.*........................ 4,872       59,097
             J.B. Hunt Transport Services, Inc.*   928       27,190
             Jacobs Engineering Group, Inc.*.... 1,392       49,555
             JM Smucker Co...................... 1,160       46,180
             Kaydon Corp........................   696       14,762
             Keane, Inc.*....................... 1,856       16,685
             Kelly Services, Inc.--Class A......   928       22,931
             KEMET Corp.*....................... 2,088       18,249
             Kennametal, Inc....................   928       31,997
             Korn/Ferry International*..........   928        6,941
             Krispy Kreme Doughnuts, Inc.*...... 1,392       47,008
             L-3 Communications Holdings, Inc.*. 1,856       83,353
             LaBranche & Co., Inc.*............. 1,392       37,083
             Lam Research Corp.*................ 3,248       35,078
             Lancaster Colony Corp..............   928       36,266
             Lattice Semiconductor Corp.*....... 2,784       24,416
             Lear Corp.*........................ 1,624       54,046
             Lee Enterprises, Inc............... 1,160       38,883
             Legato Systems, Inc.*.............. 2,784       14,004
             Legg Mason, Inc.................... 1,624       78,830
             Lennar Corp........................ 1,624       83,799
             Leucadia National Corp............. 1,392       51,936
             Liberty Property Trust............. 1,856       59,280
             LifePoint Hospitals, Inc.*.........   928       27,776
             Lincare Holdings, Inc.*............ 2,784       88,031
             Longs Drug Stores Corp.............   928       19,247
             Longview Fibre Co.................. 1,160        8,387
             LTX Corp.*......................... 1,160        6,995
             Lubrizol Corp...................... 1,160       35,380
             Lyondell Chemical Co............... 3,944       49,851
             M&T Bank Corp...................... 2,320      184,093
             Macromedia, Inc.*.................. 1,392       14,825
             Macrovision Corp.*................. 1,160       18,606
             Mandalay Resort Group*............. 1,624       49,711
             Manpower, Inc...................... 1,856       59,206
             Martin Marietta Materials.......... 1,160       35,566
             McCormick & Company, Inc........... 3,480       80,736
             McDATA Corp.--Class A*............. 2,784       19,766
             MDU Resources Group, Inc........... 1,856       47,903
             Media General, Inc.--Class A.......   464       27,817
             Mentor Graphics Corp.*............. 1,624       12,765
             Mercantile Bankshares Corp......... 1,624       62,670

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Metris Cos., Inc................... 1,624  $     4,011
             Michaels Stores, Inc.*............. 1,624       50,831
             Micrel, Inc.*...................... 2,320       20,834
             Microchip Technology, Inc.......... 4,872      119,119
             Millennium Pharmaceuticals, Inc.*.. 6,960       55,262
             Minerals Technologies, Inc.........   464       20,022
             Modine Manufacturing Co............   928       16,407
             Mohawk Industries, Inc.*........... 1,624       92,487
             MONY Group, Inc.................... 1,160       27,770
             MPS Group, Inc.*................... 2,552       14,138
             Murphy Oil Corp.................... 2,320       99,412
             Mylan Laboratories, Inc............ 3,016      105,258
             National Commerce Financial Corp... 5,104      121,731
             National Fuel Gas Co............... 2,088       43,284
             National Instruments Corp.*........ 1,392       45,226
             National-Oilwell, Inc.*............ 2,088       45,602
             Neiman Marcus Group, Inc.--Class A* 1,160       35,252
             Network Associates, Inc.*.......... 3,712       59,726
             Neuberger Berman, Inc.............. 1,856       62,157
             New Plan Excel Realty Trust, Inc... 2,320       44,289
             New York Community Bancorp......... 2,552       73,702
             Newport Corp.*.....................   928       11,656
             Noble Energy, Inc.................. 1,392       52,270
             Nordson Corp.......................   928       23,042
             Northeast Utilities System......... 3,480       52,792
             NSTAR.............................. 1,392       61,791
             Ocean Energy, Inc.................. 4,408       88,028
             OGE Energy Corp.................... 1,856       32,666
             Ohio Casualty Corp.*............... 1,392       18,026
             Old Republic International Corp.... 3,016       84,448
             Olin Corp.......................... 1,392       21,646
             Omnicare, Inc...................... 2,320       55,286
             ONEOK, Inc......................... 1,392       26,726
             Outback Steakhouse, Inc............ 1,856       63,921
             Overture Services, Inc.*........... 1,392       38,016
             Oxford Health Plans, Inc.*......... 2,088       76,108
             PacifiCare Health Systems, Inc.*...   928       26,077
             Packaging Corporation of America*.. 2,552       46,548
             Papa John's International, Inc.*...   464       12,936
             Park Place Entertainment Corp.*.... 7,424       62,361
             Patterson Dental Co.*.............. 1,624       71,034
             Patterson-UTI Energy, Inc.*........ 1,856       55,996
             Payless ShoeSource, Inc.*..........   464       23,882
             Peabody Energy Corp................ 1,160       33,907
             Pentair, Inc....................... 1,160       40,078
             Pepco Holdings, Inc................ 2,547       49,386
             PepsiAmericas, Inc................. 3,944       52,968
             Perrigo Co.*....................... 1,856       22,550
             Petsmart, Inc.*.................... 3,480       59,612
             Pier 1 Imports, Inc................ 2,320       43,918
             Pioneer Natural Resources Co.*..... 2,784       70,296
             Pittston Brink's Group............. 1,392       25,724
             Plantronics, Inc.*................. 1,160       17,551
             Plexus Corp.*......................   928        8,148
             PMI Group, Inc..................... 2,320       69,693
             PNM Resources, Inc.................   928       22,105
             Polycom, Inc.*..................... 2,552       24,295
             Potlatch Corp......................   696       16,620
             Powerwave Technologies, Inc.*...... 1,624        8,770
             Precision Castparts Corp........... 1,392       33,756

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Price Communications Corp.*............ 1,392  $    19,251
           Pride International, Inc.*............. 3,248       48,395
           Protective Life Corp................... 1,624       44,692
           Protein Design Labs, Inc.*............. 2,088       17,748
           Provident Financial Group, Inc......... 1,160       30,195
           Puget Energy, Inc...................... 2,088       46,040
           Quanta Services, Inc.*................. 1,624        5,684
           Quantum Corp.*......................... 3,944       10,530
           Questar Corp........................... 2,088       58,088
           Radian Group, Inc...................... 2,320       86,188
           Rayonier, Inc..........................   696       31,494
           Reader's Digest Association, Inc....... 2,552       38,535
           Republic Services, Inc.*............... 4,176       87,612
           Retek, Inc.*........................... 1,392        3,786
           Reynolds & Reynolds Co................. 1,624       41,363
           RF Micro Devices, Inc.*................ 4,176       30,610
           Rollins, Inc...........................   696       17,713
           Roslyn Bancorp, Inc.................... 2,088       37,647
           Ross Stores, Inc....................... 1,856       78,676
           RPM, Inc............................... 2,784       42,540
           RSA Security, Inc.*.................... 1,392        8,338
           Ruddick Corp........................... 1,160       15,880
           Saks, Inc.*............................ 3,480       40,855
           Sandisk Corp.*......................... 1,624       32,967
           SCANA Corp............................. 2,552       79,010
           Scholastic Corp.*......................   928       33,362
           Schulman (A.), Inc.....................   696       12,953
           SEI Investments Co..................... 2,784       75,669
           Semtech Corp.*......................... 1,856       20,268
           Sensient Technologies Corp............. 1,160       26,065
           Sepracor, Inc.*........................ 2,088       20,191
           Sequa Corp.--Class A*..................   232        9,074
           SICOR, Inc.*........................... 3,016       47,804
           Sierra Pacific Resources............... 2,552       16,588
           Silicon Valley Bancshares*............. 1,160       21,170
           Six Flags, Inc.*....................... 2,320       13,247
           Smith International, Inc.*............. 2,320       75,678
           Smithfield Foods, Inc.*................ 2,784       55,235
           Solutia, Inc........................... 2,552        9,264
           Sonoco Products Co..................... 2,320       53,198
           Sotheby's Holdings, Inc.--Class A*..... 1,624       14,616
           Sovereign Bancorp, Inc................. 6,496       91,269
           SPX Corp.*............................. 1,856       69,508
           StanCorp Financial Group, Inc..........   696       34,000
           STERIS Corp.*.......................... 1,624       39,382
           Storage Technology Corp.*.............. 2,552       54,664
           Superior Industries International, Inc.   696       28,787
           Swift Transportation Co., Inc.*........ 2,088       41,798
           Sybase, Inc.*.......................... 2,552       34,197
           Sykes Enterprises, Inc.*...............   928        3,044
           Sylvan Learning Systems, Inc.*.........   928       15,219
           Symantec Corp.*........................ 3,480      140,974
           Synopsys, Inc.*........................ 1,856       85,654
           TCF Financial Corp..................... 1,856       81,089
           Tech Data Corp.*....................... 1,392       37,528
           Tecumseh Products Co...................   464       20,476
           Teleflex, Inc..........................   928       39,802
           Telephone & Data Systems, Inc.......... 1,392       65,451
           The Cheesecake Factory, Inc.*.......... 1,160       41,934
           Tidewater, Inc......................... 1,392       43,291

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
         Timberland Co.--Class A*..............        928 $    33,046
         Titan Corp.*..........................      1,856      19,302
         Tootsie Roll Industries, Inc..........      1,392      42,707
         Transaction Systems Architects, Inc.*.        928       6,032
         Triad Hospitals, Inc.*................      1,856      55,364
         Trinity Industries, Inc...............      1,160      21,994
         TriQuint Semiconductor, Inc.*.........      3,248      13,772
         Tyson Foods, Inc.--Class A............      8,816      98,916
         Unifi, Inc.*..........................      1,392       7,308
         United Rentals, Inc.*.................      1,856      19,971
         Unitrin, Inc..........................      1,624      47,453
         Universal Corp........................        696      25,724
         Universal Health Services, Inc.--
          Class B*.............................      1,392      62,779
         Valassis Communications, Inc.*........      1,392      40,967
         Valero Energy Corp....................      2,552      94,271
         Valspar Corp..........................      1,160      51,248
         Varco International, Inc.*............      2,320      40,368
         Varian Medical Systems, Inc.*.........      1,624      80,551
         Varian, Inc.*.........................        696      19,968
         Vectren Corp..........................      1,624      37,352
         Vertex Pharmaceuticals, Inc.*.........      1,856      29,418
         Viad Corp.............................      2,320      51,852
         Vishay Intertechnology, Inc.*.........      3,944      44,094
         VISX, Inc.*...........................      1,392      13,335
         Waddell & Reed Financial, Inc.........      2,088      41,071
         Wallace Computer Services, Inc........        928      19,961
         Washington Post Co.--Class B..........        232     171,216
         Wausau-Mosinee Paper Corp.............      1,392      15,618
         Weatherford International, Ltd.*......      3,016     120,430
         Webster Financial Corp................      1,160      40,368
         Westamerica Bancorporation............        928      37,287
         Westar Energy, Inc....................      1,856      18,374
         Western Gas Resources, Inc............        928      34,197
         Westwood One, Inc.*...................      2,552      95,343
         WGL Holdings, Inc.....................      1,160      27,747
         Whole Foods Market, Inc.*.............      1,392      73,400
         Williams-Sonoma, Inc.*................      2,784      75,586
         Wilmington Trust Corp.................      1,624      51,448
         Wind River Systems, Inc.*.............      1,856     807,610
         Wisconsin Energy Corp.................      2,784      70,157
         WPS Resources Corp....................        696      27,019
         XTO Energy, Inc.......................      3,016      74,495
         York International Corp...............        928      23,729
                                                           -----------
         TOTAL COMMON STOCKS...................             17,249,412
                                                           -----------
          Federal Home Loan Bank (21.0%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $4,367,000   4,366,879
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              4,366,879
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $20,969,821)/(a)/--104.0%......             21,616,291
         Net other assets/(liabilities)--(4.0)%               (839,048)
                                                           -----------
         NET ASSETS--100.0%....................            $20,777,243
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $23,199,686 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,229,865. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   741,345
                   Unrealized depreciation.....  (2,324,740)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,583,395)
                                                ===========

The ProFund VP UltraMid-Cap's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:


                     Advertising...................... 0.4%
                     Aerospace/Defense................ 0.5%
                     Agriculture...................... 0.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.6%
                     Auto Parts & Equipment........... 0.9%
                     Banks............................ 6.3%
                     Beverages........................ 0.5%
                     Biotechnology.................... 1.2%
                     Building Materials............... 0.3%
                     Chemicals........................ 2.5%
                     Coal............................. 0.3%
                     Commercial Services.............. 2.8%
                     Computers........................ 3.9%
                     Distribution/Wholesale........... 0.5%
                     Diversified Financial Services... 2.1%
                     Electric......................... 4.2%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 1.0%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.6%
                     Environmental Control............ 0.4%
                     Food............................. 3.5%
                     Forest Products & Paper.......... 0.7%
                     Gas.............................. 0.4%
                     Hand/Machine Tools............... 0.2%
                     Healthcare--Products............. 2.7%
                     Healthcare--Services............. 2.3%
                     Home Builders.................... 0.9%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.6%
                     Insurance........................ 4.1%
                     Internet......................... 1.8%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.1%
                     Lodging.......................... 0.7%
                     Machinery--Diversified........... 0.6%
                     Manufacturing.................... 1.7%
                     Media............................ 2.9%
                     Metal Fabricate/Hardware......... 0.2%
                     Office Furnishings............... 0.4%
                     Oil & Gas........................ 3.6%
                     Oil & Gas Services............... 2.3%
                     Packaging & Containers........... 0.5%
                     Pharmaceuticals.................. 3.6%
                     Pipelines........................ 1.0%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
                                                December 31, 2002

                       Real Estate Investment Trust  0.8%
                       Retail......................  5.8%
                       Savings & Loans.............  2.2%
                       Semiconductors..............  2.2%
                       Software....................  2.0%
                       Telecommunications..........  1.7%
                       Textiles....................  0.6%
                       Transportation..............  1.5%
                       Trucking & Leasing..........  0.1%
                       Water.......................  0.6%
                       Other....................... 17.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $20,969,821)............ $21,616,291
        Cash................................................     316,595
        Dividends and interest receivable...................      16,772
        Receivable for investments sold.....................   2,971,718
        Receivable for capital shares issued................     415,994
        Unrealized appreciation on swap contracts...........     136,596
        Variation margin on futures contracts...............      17,292
                                                             -----------
         Total Assets.......................................  25,491,258
                                                             -----------
      Liabilities:
        Payable for capital shares redeemed.................   4,655,095
        Advisory fees payable...............................      26,003
        Management services fees payable....................       3,650
        Administration fees payable.........................       1,198
        Administrative services fees payable................      10,126
        Distribution fees payable...........................       7,008
        Other accrued expenses..............................      10,935
                                                             -----------
         Total Liabilities..................................   4,714,015
                                                             -----------
      Net Assets............................................ $20,777,243
                                                             ===========
      Net Assets consist of:
        Capital............................................. $27,213,836
        Accumulated net investment income/(loss)............      (1,514)
        Net realized gains/(losses) on investments, futures
         contracts and swap contracts.......................  (7,218,145)
        Net unrealized appreciation/(depreciation) on
         investments and swap contracts.....................     783,066
                                                             -----------
      Net Assets............................................ $20,777,243
                                                             ===========
        Shares of Beneficial Interest Outstanding...........   1,199,587
                                                             ===========
        Net Asset Value (offering and redemption price per
         share)............................................. $     17.32
                                                             ===========


       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    59,407
        Interest.............................................      26,037
                                                              -----------
         Total Investment Income.............................      85,444
                                                              -----------
      Expenses:
        Advisory fees........................................      50,875
        Management services fees.............................      10,175
        Administration fees..................................       2,353
        Administrative services fees.........................      26,768
        Distribution fees....................................      16,958
        Custody fees.........................................      32,014
        Fund accounting fees.................................       7,155
        Transfer agent fees..................................       3,861
        Other fees...........................................       9,831
                                                              -----------
         Total Expenses before reductions....................     159,990
         Less Expenses reduced by the Investment
          Advisor............................................     (25,730)
                                                              -----------
         Net Expenses........................................     134,260
                                                              -----------
      Net Investment Income/(Loss)...........................     (48,816)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........  (3,323,324)
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (3,969,899)
        Change in net unrealized appreciation/(depreciation)
         on investments and swap contracts...................     783,066
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  (6,510,157)
                                                              -----------
        Change in Net Assets Resulting from
         Operations.......................................... $(6,558,973)
                                                              ===========

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap

 Statement of Changes in Net Assets
                                                                                           For the period
                                                                                          May 1, 2002/(a)/
                                                                                               through
                                                                                          December 31, 2002
                                                                                          -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $     (48,816)
  Net realized gains/(losses) on investments, futures contracts and swap contracts.......      (7,293,223)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.         783,066
                                                                                            -------------
  Change in net assets resulting from operations.........................................      (6,558,973)
                                                                                            -------------
Capital Transactions:
  Proceeds from shares issued............................................................     379,471,152
  Cost of shares redeemed................................................................    (352,134,936)
                                                                                            -------------
  Change in net assets resulting from capital transactions...............................      27,336,216
                                                                                            -------------
  Change in net assets...................................................................      20,777,243
Net Assets:
  Beginning of period....................................................................              --
                                                                                            -------------
  End of period..........................................................................   $  20,777,243
                                                                                            =============
Share Transactions:
  Issued.................................................................................      19,455,653
  Redeemed...............................................................................     (18,256,066)
                                                                                            -------------
  Change in shares.......................................................................       1,199,587
                                                                                            =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                                      For the period
                                                                                                     May 1, 2002/(a)/
                                                                                                          through
                                                                                                     December 31, 2002
                                                                                                     -----------------
Net Asset Value, Beginning of Period................................................................    $     30.00
                                                                                                        -----------
Investment Activities:
 Net investment income/(loss).......................................................................          (0.09)/(b)/
 Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts....         (12.59)
                                                                                                        -----------
 Total income/(loss) from investment activities.....................................................         (12.68)
                                                                                                        -----------
Net Asset Value, End of Period......................................................................    $     17.32
                                                                                                        ===========
Total Return........................................................................................         (42.27)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.............................................................................    $20,777,243
Ratio of expenses to average net assets.............................................................           1.98%/(d)/
Ratio of net investment income/(loss) to average net assets.........................................          (0.72)%/(d)/
Ratio of expenses to average net assets*............................................................           2.36%/(d)/
Portfolio turnover..................................................................................          2,654%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                           ProFund VP UltraSmall-Cap

   For the year ended December 31, 2002, the ProFund VP UltraSmall-Cap had a NAV total return of -42.61%*, compared to a return of -21.58% for the unmanaged Russell 2000(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the ProFund VP UltraSmall-Cap achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

Value of a $10,000 Investment

                  [CHART]

             ProFund VP Ultra Small-Cap  Russell 2000
             --------------------------  ------------
10/18/99             $10,000              $10,000
12/31/99              11,997               12,344
 3/31/00              12,643               13,184
 6/30/00              11,587               12,649
 9/30/00              11,420               12,750
12/31/00               9,340               11,825
 3/31/01               7,825               11,018
 6/30/01               9,889               12,540
 9/30/01               6,012                9,901
12/31/01               8,630               11,946
 3/31/01               9,202               12,385
 6/30/01               7,520               11,314
 9/30/01               4,554                8,859
12/31/01               4,953                9,220

--------------------------------------------------
           Average Annual Total Return
                 as of 12/31/02
--------------------------------------------------
                                          Since
                                        Inception
                    1 Year    3 Year    (10/18/99)
--------------------------------------------------
VP UltraSmall-Cap  (42.61)%  (25.54)%    (19.70)%
--------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from 10/18/99 to 12/31/02.

   The performance of the ProFund VP UltraSmall-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks (85.5%)
                                                 Shares    Value
                                                 ------ -----------
            @ROAD, Inc.*........................   916  $     3,783
            1-800 CONTACTS, Inc.*...............   244        6,727
            1-800-FLOWERS.COM, Inc.*............   540        3,375
            1st Source Corp.....................   633       10,603
            3D Systems Corp.*...................   347        2,707
            3TEC Energy Corp.*..................   686        9,734
            4Kids Entertainment, Inc.*..........   413        9,119
            7-Eleven, Inc.*..................... 1,008        7,560
            A.C. Moore Arts & Crafts, Inc.*.....   529        6,724
            A.M. Castle & Co.*..................   302        1,374
            Aaon, Inc.*.........................   413        7,612
            AAR Corp............................ 1,119        5,763
            Aaron Rents, Inc....................   619       13,544
            ABC Bancorp.........................   432        5,594
            Abgenix, Inc.*...................... 3,414       25,161
            ABIOMED, Inc.*......................   545        1,984
            ABM Industries, Inc................. 1,648       25,544
            Acacia Research--Acacia Technologies   858        2,068
            Acacia Research--CombiMatrix*.......   479        1,744
            Acadia Realty Trust.................   585        4,341
            Acclaim Entertainment, Inc.*........ 3,042        2,008
            ACME Communications, Inc.*..........   403        3,212
            Actel Corp.*........................   919       14,906
            Acterna Corp.*...................... 1,170          187
            Action Performance Cos., Inc........   683       12,977
            Active Power, Inc.*................. 1,464        2,606
            Actuant Corp.*......................   400       18,580
            Actuate Corp.*...................... 1,927        3,411
            Acuity Brands, Inc.................. 1,810       24,507
            ADE Corp.*..........................   408        2,436
            Administaff, Inc.*..................   834        5,004
            Adolor Corp.*....................... 1,363       18,700
            ADTRAN, Inc.*.......................   884       29,084
            Advanced Digital Information Corp.*. 2,722       18,265
            Advanced Energy Industries, Inc.*...   724        9,209
            Advanced Marketing Services, Inc....   614        9,026
            Advanced Neuromodulation Systems,
             Inc.*..............................   387       13,583
            Advanced Power Technology, Inc.*....   240          780
            Advanta Corp.--Class B..............   966        9,071
            Advisory Board Co.*.................   243        7,266
            ADVO, Inc.*.........................   823       27,019
            AEP Industries, Inc.*...............   177        2,313
            Aeroflex, Inc.*..................... 2,621       18,085
            Aeropostale, Inc.*..................   545        5,761
            Aether Systems, Inc.*............... 1,580        5,941
            AFC Enterprises, Inc.*..............   574       12,060
            Aftermarket Technology Corp.*.......   328        4,756
            Agile Software Corp.*............... 1,646       12,740
            AGL Resources, Inc.................. 2,441       59,315
            Airborne, Inc....................... 2,110       31,291
            Airgas, Inc.*....................... 2,520       43,469
            AirGate PCS, Inc.*.................. 1,069          663
            AirTran Holdings, Inc.*............. 2,754       10,741
            Akamai Technologies, Inc.*.......... 4,301        7,441
            Aksys, Ltd.*........................ 1,114        5,904
            Alabama National BanCorporation.....   424       18,443
            Alamo Group, Inc....................   268        3,283
            Alamosa Holdings, Inc.*............. 3,222        1,675
            ALARIS Medical, Inc.*...............   619        3,776

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Alaska Air Group, Inc.*................. 1,053  $    22,798
          Alaska Communications Systems Holdings,
           Inc.*..................................   268          493
          Albany International Corp.--Class A..... 1,035       21,383
          Albany Molecular Research, Inc.*........   903       13,356
          Alderwoods Group, Inc.*................. 1,742        8,238
          Alexander & Baldwin, Inc................ 1,784       46,009
          Alexander's, Inc.*......................    85        5,487
          Alexandria Real Estate Equities, Inc....   775       33,015
          Alexion Pharmaceuticals, Inc.*..........   793       11,197
          Alfa Corp............................... 1,522       18,281
          Alico, Inc..............................   145        3,857
          Align Technology, Inc.*................. 1,445        3,990
          Alkermes, Inc.*......................... 2,381       14,929
          Allegiance Telecom, Inc.*............... 4,784        3,205
          Allegiant Bancorp., Inc.................   516        9,406
          Allen Telecom, Inc.*.................... 1,200       11,364
          Alliance Gaming Corp.*.................. 1,847       31,455
          Alliance Imaging, Inc.*.................   508        2,692
          Alliance Semiconductor Corp.*...........   974        3,828
          Allos Therapeutics, Inc.*............... 1,003        7,543
          Alloy, Inc.*............................ 1,363       14,924
          Allscripts Healthcare Solution, Inc.*... 1,010        2,414
          Alpharma, Inc........................... 1,292       15,388
          Altiris, Inc.*..........................   219        3,486
          Ambassadors Groups, Inc.*...............   243        3,145
          AMC Entertainment, Inc.*................ 1,282       11,346
          AMCOL International Corp................   866        5,023
          Amcore Financial, Inc................... 1,079       23,414
          AMERCO*.................................   435        1,923
          American Capital Strategies, Ltd........ 1,811       39,099
          American Financial Holdings, Inc........   932       27,848
          American Healthways, Inc.*..............   465        8,138
          American Home Mortgage Holdings, Inc....   376        4,136
          American Italian Pasta Co.*.............   724       26,050
          American Management Systems, Inc.*...... 1,710       20,503
          American Medical Security Group, Inc.*..   268        3,747
          American Medical Systems Holdings, Inc.*   852       13,811
          American National Bankshares, Inc.......   252        6,552
          American Pharmaceutical Partners, Inc.*.   371        6,604
          American Physicians Capital, Inc........   379        7,129
          American States Water Co................   662       15,325
          American Superconductor Corp.*..........   897        2,700
          American Tower Corp.*................... 7,063       24,932
          American Woodmark Corp..................   201        9,548
          AMERIGROUP Corp.*.......................   419       12,700
          AmeriPath, Inc.*........................ 1,229       26,423
          Ameristar Casinos, Inc.*................   453        6,387
          Ameritrade Holding Corp.*............... 4,018       22,741
          Ameron International Corp...............   156        8,603
          Ametek, Inc............................. 1,442       55,504
          Amli Residential Properties Trust.......   585       12,449
          AmSurg Corp. *..........................   892       18,224
          Amylin Pharmaceuticals, Inc.*........... 2,677       43,207
          ANADIGICS, Inc.*........................ 1,340        3,457
          Analogic Corp...........................   291       14,634
          Anaren Microwave, Inc.*.................   982        8,642
          Anchor BanCorp Wisconsin, Inc...........   921       19,111
          Angelica Corp...........................   376        7,764
          Anixter International, Inc.*............ 1,363       31,689

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           AnnTaylor Stores Corp.*................  1,921 $    39,226
           Answerthink, Inc.*.....................  2,049       5,123
           ANSYS, Inc.*...........................    641      12,948
           Anteon International Corp.*............    657      15,767
           Anthracite Capital, Inc................  2,007      21,876
           Antigenics, Inc.*......................    958       9,810
           Anworth Mortgage Asset Corp............  1,056      13,274
           APAC Customer Services, Inc.*..........  1,125       2,633
           Apex Mortgage Capital, Inc.............  1,277       8,352
           Aphton Corp.*..........................    892       3,470
           Apogee Enterprises, Inc................  1,237      11,072
           Applera Corp.--Celera Genomics Group*..  3,002      28,669
           Applica, Inc.*.........................    705       3,525
           Applied Films Corp.*...................    481       9,615
           Applied Industrial Technologies, Inc...    837      15,819
           Applied Molecular Evolution, Inc.*.....    585       1,199
           Apria Healthcare Group, Inc.*..........  1,782      39,632
           Arbitron, Inc.*........................  1,282      42,946
           Arch Chemicals, Inc....................    876      15,987
           Arch Coal, Inc.........................  1,978      42,705
           Arctic Cat, Inc........................    657      10,512
           Arden Group, Inc.*.....................     58       3,510
           Arena Pharmaceuticals, Inc.*...........    850       5,534
           Argonaut Group, Inc....................    942      13,895
           Argosy Gaming Co.*.....................  1,088      20,596
           Ariad Pharmaceuticals, Inc.*...........  1,358       3,259
           Ariba, Inc.*........................... 11,552      28,649
           Arkansas Best Corp.*...................    937      24,344
           Armor Holdings, Inc.*..................  1,032      14,211
           ArQule, Inc.*..........................    927       2,827
           Array Biopharma, Inc.*.................    841       4,668
           Arris Group, Inc.*.....................  2,857      10,199
           Arrow Financial Corp...................    277       8,523
           Arrow International, Inc...............    406      16,513
           Artesyn Technologies, Inc.*............  1,294       4,969
           ArthroCare Corp.*......................    953       9,387
           Artisan Components, Inc.*..............    648       9,999
           Asbury Automotive Group, Inc.*.........    334       2,809
           Ascent Media Group, Inc.--Class A*.....    270         302
           Ascential Software Corp.*.............. 10,547      25,313
           AsiaInfo Holdings, Inc.*...............  1,263       8,008
           Aspect Communications Corp.*...........  2,295       6,518
           Aspen Technology, Inc.*................  1,670       4,726
           Associated Estates Realty Corp.........    707       4,772
           Astec Industries, Inc.*................    664       6,594
           AstroPower, Inc.*......................    815       6,512
           Asyst Technologies, Inc.*..............  1,668      12,260
           Ata Holdings Corp.*....................    139         635
           Atherogenics, Inc.*....................  1,086       8,047
           Atlantic Coast Airlines Holdings, Inc.*  1,774      21,341
           Atlas Air, Inc.*.......................    720       1,087
           ATMI, Inc.*............................  1,181      21,872
           Atmos Energy Corp......................  1,806      42,116
           Atrix Laboratories, Inc.*..............    892      13,682
           Atwood Oceanics, Inc.*.................    390      11,739
           Audiovox Corp.--Class A*...............    732       7,570
           August Technology Corp.*...............    318       1,609
           Aurora Foods, Inc.*....................  1,107         863
           Avanex Corp.*..........................  2,559       2,682
           AVANIR Pharmaceuticals--Class A*.......  2,549       2,549

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Avatar Holdings, Inc.*.................   187  $     4,301
           Avenue A, Inc.*........................ 1,517        4,399
           Aviall, Inc.*..........................   815        6,561
           Avid Technology, Inc.*................. 1,088       24,970
           Avigen, Inc.*..........................   876        5,002
           Avista Corp............................ 2,086       24,114
           Avocent Corp.*......................... 1,816       40,352
           Axcelis Technologies, Inc.*............ 4,280       24,007
           AXT, Inc.*.............................   813        1,463
           Aztar Corp.*........................... 1,496       21,363
           Baldor Electric Co..................... 1,328       26,228
           Baldwin & Lyons, Inc.--Class B.........   251        5,911
           Bally Total Fitness Holding Corp.*..... 1,347        9,550
           BancFirst Corp.........................   168        7,896
           Bandag, Inc............................   455       17,599
           Bank Mutual Corp.......................   484       11,195
           Bank of Granite Corp...................   595       10,413
           Bank of the Ozarks, Inc................   191        4,477
           Bankatlantic Bancorp, Inc.--Class A.... 1,819       17,190
           BankUnited Financial Corp.--Class A*...   932       15,080
           Banner Corp............................   450        8,487
           Banta Corp............................. 1,091       34,115
           Barnes Group, Inc......................   450        9,158
           BARRA, Inc.*...........................   654       19,836
           Bassett Furniture Industries, Inc......   439        6,286
           Bay View Capital Corp.*................ 2,739       15,749
           BE Aerospace, Inc.*.................... 1,559        5,675
           Beasley Broadcast Group, Inc.--Class A*   256        3,062
           Beazer Homes U.S.A., Inc.*.............   521       31,572
           Bebe Stores, Inc.*.....................   188        2,519
           Bedford Property Investors, Inc........   631       16,210
           BEI Technologies, Inc..................   476        5,326
           Bel Fuse, Inc.--Class B................   427        8,604
           Belden, Inc............................   990       15,068
           Bell Microproducts, Inc.*..............   757        4,194
           Benchmark Electronics, Inc.*...........   991       28,402
           Benihana, Inc.--Class A*...............   206        2,781
           Bentley Pharmaceuticals, Inc.*.........   529        4,258
           Berkshire Hills Bancorp, Inc...........   270        6,359
           Berry Petroleum Co.--Class A...........   720       12,276
           Beverly Enterprises, Inc.*............. 4,283       12,207
           Bio-Rad Laboratories, Inc.--Class A*...   736       28,482
           Bio-Reference Laboratories, Inc.*......   318        1,962
           Bio-Technology General Corp.*.......... 2,556        8,182
           BioMarin Pharmaceutical, Inc.*......... 1,585       11,174
           Biopure Corp.*.........................   810        3,013
           Bioreliance Corp.*.....................   145        3,360
           Biosite Diagnostics, Inc.*.............   500       17,010
           BKF Capital Group, Inc.*...............   256        4,518
           Black Box Corp.........................   884       39,602
           Black Hills Corp....................... 1,172       31,081
           Blair Corp.............................   347        8,093
           Blyth, Inc............................. 1,411       37,757
           Bob Evans Farms, Inc................... 1,530       35,726
           Boca Resorts, Inc.--Class A*........... 1,245       13,322
           Bombay Co., Inc.*...................... 1,445        7,225
           Bone Care International, Inc.*.........   419        4,077
           Borland Software Corp.*................ 2,652       32,620
           Boston Beer Co., Inc.--Class A*........   403        5,763
           Boston Communications Group, Inc.*.....   561        7,130

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Boston Private Financial Holdings, Inc...   839  $    16,663
          BostonFed Bancorp, Inc...................   173        4,619
          Bowne & Co., Inc......................... 1,464       17,495
          Boyd Gaming Corp.*....................... 1,355       19,038
          Boyds Collection, Ltd.*..................   773        5,140
          Boykin Lodging Co........................   752        7,016
          Bradley Pharmaceuticals, Inc.*...........   360        4,691
          Brady Corp.--Class A.....................   802       26,747
          Brandywine Realty Trust.................. 1,162       25,343
          Bridgford Foods Corp.....................   127        1,424
          Briggs & Stratton Corp...................   945       40,134
          Bright Horizons Family Solutions, Inc.*..   443       12,457
          BriteSmile, Inc.*........................   526          174
          Broadwing, Inc.*......................... 8,373       29,473
          Brookline Bancorp, Inc................... 2,565       30,523
          Brooks-PRI Automation, Inc.*............. 1,477       16,926
          Brookstone, Inc.*........................   368        5,321
          Brown Shoe Co., Inc......................   765       18,230
          Bruker AXS, Inc.*........................   395          715
          Bruker Daltronics, Inc.*.................   489        2,377
          Brush Wellman, Inc.*.....................   725        3,988
          Bryn Mawr Bank Corp......................   160        5,861
          BSB Bancorp, Inc.........................   376        7,885
          Buca, Inc.*..............................   664        5,524
          Buckeye Technologies, Inc.*.............. 1,119        6,882
          Building Materials Holding Corp..........   532        7,608
          Burlington Coat Factory Warehouse Corp...   778       13,965
          Bush Industries, Inc.....................   368        1,781
          Butler Manufacturing Co..................   241        4,663
          BWAY Corp.*..............................   180        3,560
          C&D Technologies, Inc.................... 1,135       20,055
          C-COR.net Corp.*......................... 1,374        4,562
          Cable Design Technologies Corp.*......... 1,937       11,428
          Cabot Microelectronics Corp.*............   990       46,727
          Cabot Oil & Gas Corp..................... 1,210       29,984
          Cache, Inc.*.............................   114        1,573
          CACI International, Inc.--Class A*....... 1,244       44,336
          Cadiz, Inc.*............................. 1,585          872
          Cal Dive International, Inc.*............ 1,606       37,741
          Calgon Carbon Corp....................... 1,464        7,232
          California First National Bancorp........   150        1,920
          California Pizza Kitchen, Inc.*..........   619       15,599
          California Water Service Group...........   612       14,474
          Caliper Technologies Corp.*.............. 1,061        3,183
          Cambrex Corp.............................   982       29,666
          Camden National Corp.....................   350        8,470
          Caminus Corp.*...........................   376          880
          Cantel Medical Corp.*....................   289        3,659
          Capital Automotive Real Estate Investment
           Trust...................................   935       22,160
          Capital City Bank Group, Inc.............   305       11,953
          Capitol Bancorp, Ltd.....................   334        7,749
          Capstead Mortgage Corp...................   421       10,377
          Capstone Turbine Corp.*.................. 3,385        3,047
          Caraustar Industries, Inc................ 1,149       10,893
          CARBO Ceramics, Inc......................   400       13,480
          Cardiac Science, Inc.*................... 2,398        5,299
          CardioDynamics International Corp.*...... 1,395        4,283
          Carlisle Cos., Inc....................... 1,326       54,870
          Carpenter Technology Corp................   837       10,421

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Carreker Corp.*......................   842  $     3,814
            Cascade Bancorp......................   545        7,532
            Cascade Corp.........................   408        6,508
            Cascade Natural Gas Corp.............   481        9,620
            Casella Waste Systems, Inc.*.........   723        6,427
            Casey's General Stores, Inc.......... 1,702       20,781
            Cash America International, Inc......   958        9,120
            Catapult Communications Corp.*.......   230        2,749
            Cathay Bancorp, Inc..................   675       25,643
            Cato Corp.--Class A..................   638       13,774
            CB Bancshares, Inc...................   146        6,208
            CBL & Associates Properties, Inc.....   884       35,404
            CCBT Financial Companies, Inc........   376        9,656
            CCC Information Services Group, Inc.*   534        9,479
            CDI Corp.*...........................   516       13,922
            Cell Genesys, Inc.*.................. 1,437       16,024
            Cell Therapeutics, Inc.*............. 1,451       10,549
            Centene Corp.*.......................   219        7,356
            Centennial Communications Corp.*.....   436        1,138
            Center Trust, Inc....................   458        3,572
            Centex Construction Products, Inc....   280        9,842
            Centillium Communications, Inc.*..... 1,215        2,746
            Central Coast Bancorp*...............   323        6,382
            Central Garden & Pet Co.*............   623       11,532
            Central Parking Corp.................   760       14,334
            Central Vermont Public Service Corp..   508        9,286
            Century Aluminum Co..................   516        3,824
            Century Bancorp, Inc.--Class A.......   135        3,580
            Century Business Services, Inc.*..... 3,443        9,124
            Cepheid, Inc.*....................... 1,148        5,853
            Ceres Group, Inc.*...................   828        1,590
            Cerus Corp.*.........................   586       12,599
            CFS Bancorp, Inc.....................   524        7,493
            CH Energy Group, Inc.................   713       33,247
            Champion Enterprises, Inc.*.......... 2,129        6,068
            Championship Auto Racing Teams, Inc.*   472        1,746
            Champps Entertainment, Inc.*.........   360        3,424
            Charles River Associates, Inc.*......   323        4,574
            Charlotte Russe Holding, Inc.*.......   326        3,459
            Charming Shoppes, Inc.*.............. 5,193       21,707
            Charter Financial Corp...............   170        5,284
            Charter Municipal Mortgage Acceptance
             Co.................................. 1,798       31,231
            Chateau Communities, Inc.............   977       22,471
            Chattem, Inc.*.......................   453        9,309
            Checkers Drive-In Restaurants, Inc.*.   358        2,241
            Checkpoint Systems, Inc.*............ 1,405       14,528
            Chelsea Property Group, Inc.......... 1,326       44,169
            Chemed Corp..........................   427       15,094
            Chemical Financial Corp..............   984       31,636
            Cherokee, Inc.*......................   209        3,051
            Chesapeake Corp......................   611       10,906
            Chesapeake Energy Corp............... 6,200       47,987
            Chicago Pizza & Brewery, Inc.*.......   460        3,174
            Chippac, Inc.--Class A*.............. 2,116        7,512
            Chiquita Brands International, Inc.*. 1,570       20,818
            Chittenden Corp...................... 1,298       33,073
            Choice Hotels International, Inc.*...   887       20,135
            Cholestech Corp.*....................   508        3,536
            Chordiant Software, Inc.*............ 1,562        2,249

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Christopher & Banks Corp.*........... 1,023  $    21,227
            Churchill Downs, Inc.................   259        9,889
            Ciber, Inc.*......................... 2,433       12,530
            Cima Labs, Inc.*.....................   619       14,974
            Ciphergen Biosystems, Inc.*..........   892        3,077
            Circor International, Inc............   437        6,948
            Cirrus Logic, Inc.*.................. 3,171        9,132
            Citizens First Bancorp, Inc..........   374        7,876
            Citizens, Inc.*......................   990        7,424
            City Bank............................   328        8,118
            City Holding Co......................   736       20,792
            CKE Restaurants, Inc.*............... 2,221        9,550
            Claire's Stores, Inc................. 1,847       40,762
            Clarcor, Inc......................... 1,085       35,013
            Clark/Bardes, Inc.*..................   619       11,916
            Clearone Communications, Inc.*.......   344        1,531
            CLECO Corp........................... 1,776       24,864
            Cleveland-Cliffs, Inc................   387        7,682
            Closure Medical Corp.*...............   228        2,389
            CNA Surety Corp......................   675        5,299
            CNET Networks, Inc.*................. 5,424       14,699
            Coachmen Industries, Inc.............   625        9,875
            Coastal Bancorp, Inc.................   166        5,370
            Coastal Financial Corp...............   365        4,979
            Cobalt Corp.*........................   410        5,658
            CoBiz, Inc...........................   325        4,826
            Coca-Cola Bottling Co................    37        2,387
            Cognex Corp.*........................ 1,464       26,982
            Cognizant Technology Solutions Corp.*   355       25,642
            Coherent, Inc.*...................... 1,260       25,137
            Cohu, Inc............................   903       13,274
            Coinstar, Inc.*......................   951       21,540
            Coldwater Creek, Inc.*...............   204        3,917
            Cole National Corp.*.................   424        4,834
            Collins & Aikman Corp.*.............. 1,061        4,721
            Colonial Properties Trust............   617       20,941
            Columbia Bancorp.....................   254        5,596
            Columbia Banking System, Inc.*.......   579        7,301
            Columbia Laboratories, Inc.*......... 1,141        3,834
            Columbus Mckinnon Corp.*.............   534        2,040
            Comfort Systems U.S.A., Inc.*........ 1,652        5,534
            Commerce Group, Inc.................. 1,072       40,189
            Commerce One, Inc.*..................     1            3
            Commercial Federal Corp.............. 1,978       46,186
            Commercial Metals Co................. 1,053       17,101
            Commercial NET Lease Realty.......... 1,602       24,559
            Commonwealth Bancorp, Inc............   328       15,209
            Commonwealth Telephone Enterprises,
             Inc.*...............................   473       16,952
            Commscope, Inc.*..................... 2,253       17,799
            Community Bank System, Inc...........   495       15,518
            Community Banks, Inc.................   337        9,335
            Community First Bankshares, Inc...... 1,742       46,093
            Community Trust Bancorp, Inc.........   550       13,827
            Compucom Systems, Inc.*..............   996        5,588
            CompuCredit Corp.*...................   746        5,274
            Computer Horizons Corp.*............. 1,371        4,483
            Computer Network Technology Corp.*... 1,107        7,860
            Computer Programs & Systems, Inc.*...   127        3,145
            CompX International, Inc.--Class B...   161        1,348

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Comstock Resources, Inc.*............   990  $     9,197
            Conceptus, Inc.*.....................   734        8,792
            Concord Camera Corp.*................ 1,053        5,718
            Concord Communications, Inc.*........   695        6,248
            Concurrent Computer Corp.*........... 2,703        7,785
            CONMED Corp.*........................ 1,176       23,038
            Connecticut Bancshares, Inc..........   489       18,802
            Connecticut Water Service, Inc.......   334        8,427
            Connetics Corp.*..................... 1,337       16,071
            Consolidated Graphics, Inc.*.........   484       10,769
            Cooper Cos., Inc..................... 1,328       33,227
            Coorstek, Inc.*......................   376        9,607
            Corinthian Colleges, Inc.*........... 1,652       62,544
            Corixa Corp.*........................ 2,011       12,850
            Corn Products International, Inc..... 1,474       44,412
            Cornell Cos., Inc.*..................   572        5,148
            Cornerstone Realty Income Trust, Inc. 2,099       16,708
            Corporate Executive Board Co.*....... 1,617       51,614
            Corporate Office Properties Trust....   740       10,382
            Correctional Properties Trust........   315        6,836
            Corrections Corp. of America*........ 1,223       20,974
            Corus Bankshares, Inc................   392       17,115
            Corvel Corp.*........................   286       10,225
            Cost Plus, Inc.*.....................   842       24,140
            CoStar Group, Inc.*..................   569       10,498
            Courier Corp.........................   161        7,380
            Covance, Inc.*....................... 2,719       66,861
            Covansys Corp.*......................   839        3,153
            Covenant Transport, Inc.*............   254        4,816
            CPB, Inc.............................   617       16,937
            CPI Corp.............................   307        4,448
            Crawford & Co.--Class B.............. 1,162        5,810
            Cray, Inc.*.......................... 2,011       15,424
            Credence Systems Corp.*.............. 2,647       24,697
            Credit Acceptance Corp.*.............   580        3,701
            Cree Research, Inc.*................. 3,182       52,025
            Crompton Corp........................ 4,966       29,548
            Cross Country, Inc.*................. 1,408       19,641
            Cross Media Marketing Corp.*.........   363          200
            Crown American Realty Trust.......... 1,098       10,102
            Crown Cork & Seal Co., Inc.*......... 6,969       55,404
            Crown Media Holdings, Inc.--Class A*. 1,095        2,475
            Cryolife, Inc.*......................   709        4,842
            CSK Auto Corp.*...................... 1,245       13,695
            CSS Industries, Inc.*................   146        4,833
            CT Communications, Inc...............   736        8,317
            CTS Corp............................. 1,302       10,091
            Cubic Corp...........................   675       12,440
            Cubist Pharmaceuticals, Inc.*........ 1,183        9,736
            Culp, Inc.*..........................   264        2,244
            Cuno, Inc.*..........................   678       22,455
            CuraGen Corp.*....................... 1,872        8,705
            Curative Health Services, Inc.*......   447        7,711
            Curtiss-Wright Corp..................   453       28,911
            CV Therapeutics, Inc.*............... 1,186       21,609
            CVB Financial Corp................... 1,149       29,220
            Cyberonics, Inc.*....................   948       17,443
            Cytec Industries, Inc.*.............. 1,731       47,221
            D & K Healthcare Resources, Inc......   561        5,745
            Daisytek International Corp.*........   775        6,146

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Daktronics, Inc.*.....................   611  $     8,175
           Datascope Corp........................   517       12,822
           Datastream Systems, Inc.*.............   683        4,371
           Dave & Buster's, Inc.*................   479        4,143
           DDi Corp.*............................ 2,097          461
           Deb Shops, Inc........................   180        3,998
           Decode Genetics, Inc.*................ 1,585        2,932
           Del Laboratories, Inc.*...............   182        3,676
           Del Monte Foods Co.*.................. 8,044       61,939
           dELiA*s Corp.*........................ 1,413          636
           Delphi Financial Group, Inc.--Class A.   574       21,789
           Delta & Pine Land Co.................. 1,606       32,778
           Deltagen, Inc.*.......................   346          166
           Deltic Timber Corp....................   432       11,534
           Denbury Resources, Inc.*.............. 1,032       11,662
           Dendrite International, Inc.*......... 1,352       10,099
           Department 56, Inc.*..................   481        6,205
           DHB Industries, Inc.*.................   725        1,204
           DiamondCluster International,
            Inc.--Class A*.......................   887        2,785
           DIANON Systems, Inc.*.................   368       17,557
           Digene Corp.*.........................   513        5,879
           Digimarc Corp.*.......................   387        4,389
           Digital Insight Corp.*................ 1,236       10,741
           Digital River, Inc.*.................. 1,168       13,958
           Digitas, Inc.*........................   408        1,412
           Dime Community Bancshares, Inc........   974       18,652
           DIMON, Inc............................ 1,800       10,800
           Dionex Corp.*.........................   765       22,728
           Discovery Partners International*.....   740        2,057
           Diversa Corp.*........................ 1,048        9,484
           Dj Orthopedics, Inc.*.................   318        1,196
           Docucorp International, Inc.*.........   346        2,291
           Documentum, Inc.*..................... 1,731       27,107
           Dollar Thrifty Automotive Group, Inc.* 1,066       22,546
           Dominion Homes, Inc.*.................   109        1,553
           DoubleClick, Inc.*.................... 5,185       29,347
           Dover Downs Gaming & Entertainment,
            Inc..................................   435        3,954
           Dover Motorsports, Inc................   683        3,176
           DQE, Inc.............................. 3,123       47,595
           Dress Barn, Inc.*..................... 1,215       16,160
           Drew Industries, Inc.*................   225        3,611
           Drexler Technology Corp.*.............   370        4,662
           Drill-Quip, Inc.*.....................   275        4,648
           DRS Technologies, Inc.*...............   722       22,620
           drugstore.com, Inc.*.................. 1,138        2,731
           DSP Group, Inc.*...................... 1,183       18,715
           Duane Reade, Inc.*....................   948       16,116
           Ducommun, Inc.*.......................   299        4,739
           DuPont Photomasks, Inc.*..............   521       12,113
           Dura Automotive Systems, Inc.*........   646        6,486
           Durect Corp.*......................... 1,075        2,172
           DVI, Inc.*............................   545        4,115
           Dycom Industries, Inc.*............... 2,091       27,706
           Dynacq International, Inc.*...........   235        3,376
           Dynamics Research Corp.*..............   293        4,105
           E.piphany, Inc.*...................... 2,742       11,434
           EarthLink, Inc.*...................... 5,464       29,779
           EarthShell Corp.*..................... 3,067        1,779

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            East-West Bancorp, Inc.............. 1,032  $    37,235
            Eastgroup Properties, Inc...........   631       16,091
            Echelon Corp.*...................... 1,093       12,253
            Eclipsys Corp.*..................... 1,511        8,084
            EDO Corp............................   670       13,923
            eFunds Corp.*....................... 2,033       18,521
            EGL, Inc.*.......................... 1,504       21,432
            El Paso Electric Co.*............... 2,044       22,484
            Electro Rent Corp.*.................   611        7,406
            Electro Scientific Industries, Inc.* 1,200       24,000
            Electroglas, Inc.*..................   924        1,423
            Electronics Boutique Holdings Corp.*   439        6,941
            Electronics for Imaging, Inc.*...... 2,369       38,522
            Elizabeth Arden, Inc.*..............   569        8,422
            ElkCorp.............................   849       14,688
            Embarcadero Technologies, Inc.*.....   350        2,090
            Embrex, Inc.*.......................   313        3,483
            EMC Insurance Group, Inc............    99        1,769
            EMCOR Group, Inc.*..................   646       34,243
            EMCORE Corp.*....................... 1,053        2,306
            Empire District Electric Co.........   972       17,690
            EMS Technologies, Inc.*.............   458        7,150
            Encore Acquisition Co.*.............   384        7,073
            Encore Wire Corp.*..................   579        5,240
            Endo Pharmaceuticals Holdings, Inc.*   919        7,075
            Endocardial Solutions, Inc.*........   599        2,025
            Energen Corp........................ 1,504       43,766
            Energy Conversion Devices, Inc.*....   654        6,410
            Energy Partners, Ltd.*..............   837        8,956
            Energysouth, Inc....................   180        5,076
            Engineered Support Systems, Inc.....   594       21,776
            Ennis Business Forms, Inc...........   712        8,273
            Entegris, Inc.*..................... 2,006       20,662
            Enterasys Networks, Inc.*........... 7,063       11,018
            Entertainment Properties Trust......   748       17,593
            Entrust Technologies, Inc.*......... 2,092        7,029
            Enzo Biochem, Inc.*................. 1,009       14,126
            Enzon, Inc.*........................ 1,875       31,350
            Eon Labs, Inc.*.....................   428        8,093
            EPIQ Systems, Inc.*.................   432        6,618
            Epix Medical, Inc.*.................   545        3,940
            Equity Inns, Inc.................... 1,769       10,649
            Equity One, Inc.....................   268        3,578
            eResearch Technology, Inc.*.........   353        5,913
            Escalade, Inc.*.....................   154        3,080
            ESCO Technologies, Inc.*............   521       19,277
            eSPEED, Inc.--Class A*..............   982       16,635
            Esperion Therapeutics, Inc.*........ 1,276        9,070
            ESS Technology, Inc.*............... 1,324        8,328
            Essex Property Trust, Inc...........   630       32,036
            Esterline Technologies Corp.*.......   906       16,009
            eUniverse, Inc.*....................   550        3,124
            Euronet Worldwide, Inc.*............   620        4,656
            Evergreen Resources, Inc.*..........   826       37,046
            Exact Sciences Corp.*...............   497        5,383
            Exar Corp.*......................... 1,705       21,142
            Excel Technology, Inc.*.............   382        6,834
            Exelixis, Inc.*..................... 1,972       15,776
            Exploration Co. of Delaware*........   680        2,026
            ExpressJet Holdings, Inc.*.......... 1,310       13,428

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Extreme Networks, Inc.*................. 4,500  $    14,715
          Exult, Inc.*............................ 2,067        6,573
          F&M Bancorp.............................   472       15,104
          F.A.O., Inc.*...........................   725          341
          F5 Networks, Inc.*......................   969       10,407
          Factory 2-U Stores, Inc.*...............   566        1,931
          FactSet Research Systems, Inc...........   908       25,669
          FalconStor Software, Inc.*.............. 1,488        5,773
          Farmer Brothers Co......................    37       11,433
          Farmers Capital Bank Corp...............   270        8,978
          FBL Financial Group, Inc.--Class A......   497        9,677
          FBR Asset Investment Corp...............   892       30,239
          Federal Agricultural Mortgage
           Corp.--Class C*........................   344       10,540
          Federal Realty Investment Trust......... 1,686       47,410
          Federal Signal Corp..................... 2,086       40,510
          FEI Co.*................................ 1,053       16,100
          FelCor Lodging Trust, Inc............... 2,155       24,653
          Ferro Corp.............................. 1,416       34,593
          Fidelity Bankshares, Inc................   691       12,369
          Fidelity National Information Solutions,
           Inc.*..................................   635       10,954
          Filenet Corp.*.......................... 1,456       17,763
          Financial Federal Corp.*................   553       13,897
          Financial Industries Corp...............   344        4,899
          Financial Institutions, Inc.............   337        9,894
          Finisar Corp.*.......................... 5,818        5,527
          Finish Line, Inc.--Class A*.............   823        8,683
          Finlay Enterprises, Inc.*...............   232        2,798
          First Bancorp...........................   315        7,406
          First BanCorp........................... 1,456       32,906
          First Banks America, Inc.*..............    35        1,419
          First Busey Corp........................   395        9,109
          First Charter Corp...................... 1,344       24,192
          First Citizens BancShares, Inc.--Class A   262       25,309
          First Commonwealth Financial Corp....... 2,567       29,521
          First Community Bancorp--Class A........   428       14,094
          First Community Bankshares, Inc.........   384       11,812
          First Consulting Group, Inc.*...........   791        4,556
          First Defiance Financial Corp...........   232        4,385
          First Essex Bancorp, Inc................   289        9,653
          First Federal Capital Corp..............   749       14,461
          First Financial Bancorp................. 1,575       25,815
          First Financial Bankshares, Inc.........   540       20,520
          First Financial Corp....................   297       14,443
          First Financial Holdings, Inc...........   588       14,558
          First Horizon Pharmaceutical Corp.*.....   974        7,284
          First Indiana Corp......................   505        9,353
          First Merchants Corp....................   723       16,477
          First National Corp.....................   336        8,064
          First Niagara Financial Group...........   406       10,605
          First Oak Brook Bancshares, Inc.........   187        5,876
          First Place Financial Corp..............   558        9,280
          First Republic Bank*....................   452        9,035
          First Sentinel Bancorp, Inc............. 1,082       15,570
          First South Bancorp, Inc................   120        4,270
          First State Bancorporation..............   259        6,423
          FirstFed America Bancorp, Inc...........   315        7,828
          FirstFed Financial Corp.*...............   752       21,770
          Fisher Communications, Inc..............   216       11,387

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Flagstar Bancorp, Inc..................   586  $    12,658
           Fleetwood Enterprises, Inc.*........... 1,530       12,011
           Fleming Cos., Inc...................... 2,020       13,271
           FLIR Systems, Inc.*....................   654       31,915
           Florida East Coast Industries, Inc.....   996       23,107
           Florida Rock Industries, Inc...........   860       32,724
           Flow International Corp.*..............   574        1,464
           Flowers Foods, Inc.....................   964       18,808
           Flushing Financial Corp................   435        7,124
           FMC Corp.*............................. 1,306       35,680
           FNB Corp...............................   252        5,980
           Foamex International, Inc.*............   942        2,977
           Footstar, Inc.*........................   879        6,118
           Forrester Research, Inc.*..............   622        9,685
           Forward Air Corp.*.....................   500        9,705
           Fossil, Inc.*..........................   876       17,818
           Foundry Networks, Inc.*................ 3,761       26,477
           FPIC Insurance Group, Inc.*............   386        2,663
           Franklin Electric Co., Inc.............   278       13,347
           Franklin Financial Corp................   119        2,729
           Fred's, Inc............................   945       24,287
           FreeMarkets, Inc.*..................... 1,713       11,030
           Fremont General Corp................... 2,551       11,454
           Friedman's, Inc.--Class A..............   724        6,284
           Friedman, Billings, Ramsey Group, Inc.*   717        6,711
           Frontier Airlines, Inc.*............... 1,290        8,720
           Frontier Financial Corp................   702       17,957
           Frontier Oil Corp...................... 1,141       19,648
           FSI International, Inc.*............... 1,283        5,774
           FTI Consulting, Inc.*..................   953       38,262
           FuelCell Energy, Inc.*................. 1,493        9,782
           Fuller (H. B.) Co...................... 1,237       32,014
           G & K Services, Inc....................   854       30,233
           Gabelli Asset Management,
            Inc.--Class A*........................   270        8,111
           Gables Residential Trust............... 1,085       27,049
           Gaiam, Inc.*...........................   240        2,489
           Galyan's Trading Co.*..................   453        4,530
           Gardner Denver, Inc.*..................   694       14,088
           Gart Sports Co.*.......................   273        5,283
           Gartner Group, Inc.*................... 3,614       33,249
           Gaylord Entertainment Co.*.............   961       19,797
           GBC Bancorp............................   337        6,524
           GenCorp, Inc........................... 1,358       10,755
           Gene Logic, Inc.*...................... 1,178        7,410
           Genencor International, Inc.*..........   421        4,117
           General Binding Corp.*.................   257        2,179
           General Cable Corp..................... 1,443        5,483
           General Communication, Inc.--Class A*.. 1,806       12,118
           Genesco, Inc.*.........................   876       16,320
           Genesee & Wyoming, Inc.--Class A*......   505       10,277
           Genesis Microchip, Inc.*............... 1,335       17,422
           Genlyte Group, Inc.*...................   526       16,390
           Genta, Inc.*........................... 1,864       14,334
           Gentiva Health Services, Inc...........   993        8,748
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 1,640        4,182
           Georgia Gulf Corp...................... 1,200       27,768
           German American Bancorp................   427        6,640
           Geron Corp.*........................... 1,079        3,884

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Getty Realty Corp.......................   675  $    12,791
          Gibraltar Steel Corp....................   368        7,006
          Glacier Bancorp, Inc....................   694       16,358
          Gladstone Capital Corp..................   387        6,374
          Glatfelter (P.H.) Co....................   428        5,632
          Glenborough Realty Trust, Inc...........   684       12,189
          Glimcher Realty Trust................... 1,291       22,915
          Global Imaging Systems, Inc.*...........   352        6,470
          Global Industries, Ltd.*................ 2,912       12,143
          Global Power Equipment Group, Inc.*.....   974        4,802
          GlobespanVirata, Inc.*.................. 4,836       21,327
          Gold Banc Corp., Inc.................... 1,474       14,624
          Golden Telecom, Inc.*...................   614        7,767
          Goody's Family Clothing, Inc.*..........   689        3,059
          Gorman-Rupp Co..........................   323        7,591
          GrafTech International, Ltd.*........... 2,480       14,781
          Granite Construction, Inc............... 1,403       21,747
          Granite State Bankshares, Inc...........   223        9,743
          Graphic Packaging International Corp.*..   990        5,584
          Gray Television, Inc....................   387        4,586
          Great American Financial Resources, Inc.   318        5,470
          Great Atlantic & Pacific Tea Co.*.......   728        5,868
          Great Lakes Chemical Corp............... 1,635       39,044
          Great Lakes REIT, Inc...................   574        9,557
          Great Southern Bancorp, Inc.............   248        9,114
          Green Mountain Coffee Roasters, Inc.*...   138        2,085
          Greif Brothers Corp.--Class A...........   564       13,423
          Grey Global Group, Inc..................    32       19,555
          Grey Wolf, Inc.*........................ 7,314       29,183
          Griffon Corp.*.......................... 1,156       15,745
          Group 1 Automotive, Inc.*...............   818       19,534
          GSI Commerce, Inc.*.....................   817        2,982
          Guess?, Inc.*...........................   326        1,366
          Guilford Pharmaceuticals, Inc.*......... 1,056        4,203
          Guitar Center, Inc.*....................   595        9,853
          Gulf Island Fabrication, Inc.*..........   307        4,989
          GulfMark Offshore, Inc.*................   588        8,673
          Gymboree Corp.*......................... 1,046       16,590
          Haemonetics Corp.*......................   783       16,803
          Hain Celestial Group, Inc.*............. 1,027       15,610
          Hall, Kinion & Associates, Inc.*........   439        2,454
          Hancock Fabrics, Inc....................   738       11,255
          Hancock Holding Co......................   582       25,986
          Handleman Co.*.......................... 1,085       12,477
          Handspring, Inc.*....................... 1,875        1,781
          Hanger Orthopedic Group, Inc.*..........   842       11,072
          Hanmi Financial Corp.*..................   384        6,440
          Hanover Compressor Co.*................. 2,108       19,352
          Harbor Florida Bancshares, Inc..........   929       20,921
          Harland (John H.) Co.................... 1,277       28,260
          Harleysville Group, Inc................. 1,291       34,121
          Harleysville National Corp.............. 1,035       27,655
          Harmonic, Inc.*......................... 2,602        5,985
          Harris Interactive, Inc.*............... 1,616        4,768
          Harvard Bioscience, Inc.*...............   855        2,820
          Harvest Natural Resources, Inc.*........ 1,517        9,785
          Haverty Furniture Cos., Inc.............   667        9,271
          Hawthorne Financial Corp.*..............   326        9,304
          Headwaters, Inc.*....................... 1,196       18,550
          Health Care REIT, Inc................... 1,702       46,039

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Healthcare Realty Trust, Inc............. 1,832  $    53,587
          Healthcare Services Group, Inc.*.........   408        5,320
          HealthExtras, Inc.*......................   667        2,701
          HealthTronics Surgical Services, Inc.*...   344        2,756
          Heartland Express, Inc.*................. 1,304       29,876
          Hecla Mining Co.*........................ 3,759       19,021
          HEICO Corp...............................   617        6,546
          Heidrick & Struggles International, Inc.*   789       11,575
          Helix Technology Corp.................... 1,139       12,757
          Heritage Property Investment Trust.......   783       19,552
          Herley Industries, Inc.*.................   521        9,070
          Hibbet Sporting Goods, Inc.*.............   307        7,343
          Hickory Tech Corp........................   611        5,823
          Hilb, Rogal & Hamilton Co................ 1,458       59,631
          Hollinger International, Inc............. 2,396       24,343
          Holly Corp...............................   428        9,352
          Hollywood Casino Corp.*..................   450        5,526
          Hollywood Entertainment Corp.*........... 2,306       34,821
          Hologic, Inc.*...........................   844       10,305
          Home Properties of New York, Inc......... 1,135       39,101
          HomeStore.com, Inc.*..................... 3,383        2,876
          Hooper Holmes, Inc....................... 2,340       14,368
          Horace Mann Educators Corp............... 1,549       23,746
          Horizon Offshore, Inc.*..................   772        3,845
          Horizon Organic Holding Corp.*...........   283        4,582
          Hot Topic, Inc.*......................... 1,379       31,552
          Houston Exploration Co.*.................   443       13,556
          Hovnanian Enterprises--Class A*..........   657       20,827
          HRPT Properties Trust.................... 5,633       46,416
          Hudson River Bancorp, Inc................   667       16,508
          Hughes Supply, Inc....................... 1,042       28,467
          Humboldt Bancorp.........................   468        4,914
          Hutchinson Technology, Inc.*............. 1,104       22,853
          Hydril Co.*..............................   505       11,903
          Hypercom Corp.*.......................... 1,477        5,509
          Hyperion Solutions Corp.*................ 1,456       37,375
          I-many, Inc.*............................ 1,760        2,499
          IBERIABANK Corp..........................   259       10,401
          ICT Group, Inc.*.........................   131        1,518
          ICU Medical, Inc.*.......................   460       17,158
          Identix, Inc.*........................... 3,666       18,880
          IDEX Corp................................ 1,207       39,469
          IDEXX Laboratories, Inc.*................ 1,392       45,727
          iDine Rewards Network, Inc.*.............   743        7,891
          IDX Systems Corp.*.......................   740       12,602
          iGate Capital Corp.*.....................   879        2,303
          IGEN International, Inc.*................   699       29,952
          IHOP Corp.*..............................   863       20,712
          II-VI, Inc.*.............................   476        7,645
          ILEX Oncology, Inc.*..................... 1,419       10,018
          Illumina, Inc.*.......................... 1,037        3,495
          Imagistics International, Inc.*..........   725       14,500
          Imation Corp.*........................... 1,533       53,777
          ImClone Systems, Inc.*................... 2,234       23,727
          IMCO Recycling, Inc.*....................   487        3,959
          Immucor, Inc.*...........................   455        9,214
          ImmunoGen, Inc.*......................... 1,919        5,949
          Immunomedics, Inc........................ 1,787        8,256
          IMPAC Mortgage Holdings, Inc............. 1,859       21,378
          IMPATH, Inc.*............................   683       13,469

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Impax Laboratories, Inc.*.............. 1,141  $     4,575
           IMPCO Technologies, Inc.*..............   476        2,232
           INAMED Corp.*..........................   548       16,878
           Incyte Genomics, Inc.*................. 2,936       13,388
           Independence Holding Co................   143        3,070
           Independent Bank Corp..................   537       16,250
           Independent Bank Corp..................   526       11,993
           Indevus Pharmaceuticals, Inc.*......... 1,654        3,538
           Inet Technologies, Inc.*...............   510        3,111
           InFocus Corp.*......................... 1,602        9,868
           Infogrames, Inc.*......................   241          427
           Infonet Services Corp.--Class B*....... 2,743        5,431
           Informatica Corp.*..................... 2,499       14,394
           Information Holdings, Inc.*............   445        6,906
           Information Resources, Inc.*........... 1,197        1,915
           Inforte Corp.*.........................   256        1,984
           Infospace, Inc.*.......................     3           25
           infoUSA, Inc.*......................... 1,119        5,561
           Ingles Markets, Inc.--Class A..........   435        5,120
           Inhale Therapeutic Systems, Inc.*...... 2,414       19,505
           Inktomi Corp.*......................... 6,353       10,165
           InnKeepers U.S.A. Trust................ 1,101        8,434
           Input/Output, Inc.*.................... 1,958        8,322
           Inrange Technologies Corp.--Class B*...   379          891
           Insight Communications Co., Inc.*...... 1,808       22,382
           Insight Enterprises, Inc.*............. 1,790       14,875
           Insignia Financial Group, Inc.*........   850        6,163
           Insituform Technologies, Inc.--Class A*   990       16,880
           Insurance Auto Auctions, Inc.*.........   435        7,217
           Integra Bank Corp......................   675       12,029
           Integra LifeSciences Holdings*.........   807       14,244
           Integral Systems, Inc.*................   403        8,080
           Integrated Defense Technologies, Inc.*.   328        4,756
           Integrated Electrical Services, Inc.*.. 1,421        5,471
           Integrated Silicon Solution, Inc.*..... 1,170        5,101
           Inter Parfums, Inc.....................   143        1,107
           Inter-Tel, Inc.........................   789       16,498
           InterCept, Inc.*.......................   681       11,531
           Interchange Financial Services Corp....   374        6,021
           Interdigital Communications Corp.*..... 2,377       34,608
           Interface, Inc......................... 1,905        5,848
           Intergraph Corp.*...................... 2,043       36,284
           Interland, Inc.*....................... 5,350        6,955
           Intermagnetics General Corp.*..........   646       12,687
           Intermet Corp..........................   940        3,948
           InterMune, Inc.*....................... 1,086       27,704
           International Bancshares Corp..........   988       38,977
           International Multifoods Corp.*........   691       14,642
           International Specialty Products, Inc.*   460        4,697
           Internet Security Systems, Inc.*....... 1,660       30,428
           Interpool, Inc.........................   246        3,951
           Interpore International, Inc.*.........   754        4,826
           Interstate Bakeries Corp............... 1,901       28,990
           InterTAN, Inc.*........................   932        6,664
           Intertrust Technologies Corp.*......... 3,205       13,557
           Interwoven, Inc.*...................... 4,635       12,051
           Intrado, Inc.*.........................   662        6,488
           Intuitive Surgical, Inc.*.............. 1,313        8,088
           Invacare Corp.......................... 1,151       38,328
           Inverness Medical Innovation, Inc.*....   403        5,299

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Investors Real Estate Trust........... 1,389  $    13,862
           Invision Technologies, Inc.*..........   505       13,312
           Iomega Corp.*......................... 2,237       17,560
           Ionics, Inc.*.........................   767       17,488
           IRT Property Co....................... 1,466       17,401
           Irwin Financial Corp..................   673       11,105
           ISIS Pharmaceuticals, Inc.*........... 2,036       13,417
           Isle of Capri Casinos, Inc.*..........   631        8,354
           ITLA Capital Corp.*...................   199        6,613
           Itron, Inc.*..........................   913       17,502
           ITT Educational Services, Inc.*....... 1,856       43,708
           ITXC Corp.*...........................   775        1,798
           Ixia*.................................   940        3,431
           IXYS Corp.*...........................   540        3,812
           J & J Snack Foods Corp.*..............   262        9,356
           J. Jill Group, Inc.*..................   788       11,016
           J.B. Hunt Transport Services, Inc.*...   972       28,480
           J2 Global Communications, Inc.*.......   214        4,074
           Jack in the Box, Inc.*................ 1,609       27,820
           JAKKS Pacific, Inc.*.................. 1,066       14,359
           Jarden Corp.*.........................   503       12,007
           JDA Software Group, Inc.*............. 1,221       11,794
           JDN Realty Corp....................... 1,558       17,060
           Jefferies Group, Inc..................   846       35,507
           JLG Industries, Inc................... 1,843       13,878
           JM Smucker Co......................... 1,942       77,311
           Jo-Ann Stores, Inc.--Class A*.........   623       14,310
           Johnson Outdoors, Inc.*...............   156        1,540
           Jones Lang LaSalle, Inc.*............. 1,321       20,317
           Journal Register Co.*................. 1,191       21,176
           Joy Global, Inc.*..................... 2,027       22,824
           K-Swiss, Inc.--Class A................   513       11,137
           K-V Pharmaceutical Co.*...............   996       23,106
           K2, Inc.*.............................   785        7,379
           Kadant, Inc.*.........................   593        8,895
           Kaman Corp.--Class A..................   980       10,780
           Kansas City Life Insurance Co.........   158        5,988
           Kansas City Southern Industries, Inc.* 2,628       31,536
           Kaydon Corp........................... 1,200       25,452
           Keane, Inc.*.......................... 2,425       21,801
           Keithley Instruments, Inc.............   259        3,238
           Kellwood Co........................... 1,106       28,756
           Kelly Services, Inc.--Class A.........   736       18,187
           Kendle International, Inc.*...........   460        4,049
           Kennametal, Inc....................... 1,506       51,926
           Kenneth Cole Productions, Inc.*.......   307        6,232
           Kensey Nash Corp.*....................   317        5,792
           Key Energy Group*..................... 4,908       44,025
           Keynote Systems, Inc.*................ 1,050        8,106
           Keystone Automotive Industries, Inc.*.   447        6,714
           Keystone Property Trust...............   715       12,134
           kforce.com, Inc.*.....................   849        3,583
           Kilroy Realty Corp.................... 1,061       24,456
           Kimball International, Inc.--Class B.. 1,480       21,090
           Kindred Healthcare, Inc.*.............   492        8,930
           Kirby Corp.*..........................   813       22,268
           Knight Trading Group, Inc.*........... 3,558       17,043
           Knight Transportation, Inc.*.......... 1,046       21,966
           Koger Equity, Inc.....................   831       12,964
           Kopin Corp.*.......................... 3,033       11,889

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Korn/Ferry International*............. 1,649  $    12,335
           KOS Pharmaceuticals, Inc.*............   233        4,427
           Kosan Biosciences, Inc.*..............   751        4,559
           Kramont Realty Trust..................   802       11,749
           Kroll, Inc.*.......................... 1,146       21,866
           Kronos, Inc.*.........................   858       31,737
           Kulicke & Soffa Industries, Inc.*..... 2,153       12,315
           Kyphon, Inc.*.........................   264        2,255
           La Jolla Pharmaceutical Co.*.......... 1,851       12,032
           La Quinta Corp.*...................... 6,011       26,448
           LabOne, Inc.*.........................   232        4,111
           Labor Ready, Inc.*.................... 1,787       11,473
           Laclede Group, Inc....................   823       19,917
           Ladish Co., Inc.*.....................   397        3,200
           Lakeland Bancorp, Inc.................   510        9,114
           Lakeland Financial Corp...............   220        5,159
           Lance, Inc............................ 1,056       12,502
           LandAmerica Financial Group, Inc......   810       28,715
           Landauer, Inc.........................   355       12,336
           Landry's Restaurants, Inc.............   958       20,348
           Landstar System, Inc.*................   667       38,926
           Lannett Co., Inc.*....................   160        2,621
           Lasalle Hotel Properties..............   734       10,276
           Lattice Semiconductor Corp.*.......... 3,730       32,712
           Lawson Products, Inc..................   214        6,630
           Lawson Software, Inc.*................   614        3,531
           Learning Tree International, Inc.*....   455        6,234
           LeCroy Corp.*.........................   362        4,018
           Leeds Federal Bankshares, Inc.........    53        1,691
           Legato Systems, Inc.*................. 3,806       19,144
           LendingTree, Inc.*....................   309        3,980
           Lennox International, Inc............. 1,866       23,418
           Lexar Media, Inc.*.................... 1,421        8,910
           Lexicon Genetics, Inc.*............... 1,464        6,925
           Lexington Corporate Properties Trust.. 1,125       17,888
           Libbey, Inc...........................   673       17,498
           Liberate Technologies, Inc.*.......... 4,672        6,681
           Liberty Corp..........................   734       28,479
           Lifecore Biomedical, Inc.*............   435        3,732
           Lifeline Systems, Inc.*...............   174        3,903
           Ligand Pharmaceuticals, Inc.--Class B* 2,255       12,109
           Lightbridge, Inc.*.................... 1,234        7,589
           Lincoln Electric Holdings, Inc........ 1,387       32,109
           Lindsay Manufacturing Co..............   435        9,309
           Linens 'n Things, Inc.*............... 1,583       35,776
           Liquidmetal Technologies*.............   219        2,251
           Lithia Motors, Inc.--Class A*.........   473        7,421
           Littelfuse, Inc.*.....................   855       14,415
           LNR Property Corp.....................   980       34,692
           Local Financial Corp.*................   837       12,262
           LodgeNet Entertainment Corp.*.........   481        5,137
           Lone Star Steakhouse & Saloon, Inc....   740       14,312
           Lone Star Technologies, Inc.*......... 1,249       18,598
           Longs Drug Stores Corp................ 1,349       27,978
           Longview Fibre Co..................... 2,231       16,130
           LookSmart, Ltd.*...................... 2,987        7,408
           Louisiana-Pacific Corp.*.............. 4,571       36,842
           LSB Bancshares, Inc...................   368        5,962
           LSI Industries, Inc...................   625        8,656
           LTC Properties, Inc...................   617        4,146

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           LTX Corp.*............................. 1,988  $    11,988
           Luby's, Inc.*..........................   980        2,852
           Lufkin Industries, Inc.................   244        5,722
           Luminex Corp.*.........................   839        3,448
           Lydall, Inc.*..........................   643        7,298
           M.D.C. Holdings, Inc...................   844       32,291
           M/I Schottenstein Homes, Inc...........   526       14,623
           Macatawa Bank Corp.....................   289        5,737
           Macdermid, Inc......................... 1,133       25,889
           Macerich Co............................ 1,424       43,788
           Macrovision Corp.*..................... 1,766       28,326
           MAF Bancorp, Inc.......................   828       28,094
           Magma Design Automation, Inc.*.........   807        7,732
           Magna Entertainment Corp.*............. 1,930       11,966
           MagneTek, Inc.*........................   858        3,810
           Magnum Hunter Resources, Inc.*......... 2,113       12,572
           Mail-Well, Inc.*....................... 1,244        3,110
           Main Street Banks, Inc.................   455        8,736
           MainSource Financial Group, Inc........   254        6,099
           Manhattan Associates, Inc.*............   849       20,087
           Manitowoc Co........................... 1,154       29,427
           ManTech International Corp.--Class A*..   313        5,968
           Manufactured Home Communities, Inc.....   561       16,622
           Manufacturers' Services, Ltd.*.........   625        3,463
           Manugistics Group, Inc.*............... 2,596        6,230
           MAPICS, Inc.*..........................   627        4,358
           MapInfo Corp.*.........................   662        3,674
           Marcus Corp............................   860       12,212
           Marine Products Corp...................   286        2,817
           MarineMax, Inc.*.......................   318        3,756
           Martek Biosciences Corp.*..............   871       21,914
           Martha Stewart Living Omnimedia,
            Inc.--Class A*........................   435        4,293
           Marvel Enterprises, Inc.*..............   742        6,663
           MascoTech, Inc./(a)/*.................. 1,386            0
           MASSBANK Corp..........................   166        4,698
           Massey Energy Co....................... 2,743       26,662
           Mastec, Inc.*..........................   876        2,584
           Material Sciences Corp.*...............   445        5,758
           Matria Healthcare, Inc.*...............   299        2,598
           MatrixOne, Inc.*....................... 2,054        8,832
           Matthews International Corp.--Class A.. 1,194       26,664
           Mattson Technology, Inc.*..............   913        2,611
           Maui Land & Pineapple Co., Inc.*.......   124        1,964
           Maverick Tube Corp.*................... 1,641       21,382
           Maximus, Inc.*.........................   751       19,601
           Maxtor Corp.*.......................... 8,709       44,068
           Maxwell Shoe Co., Inc.--Class A*.......   628        7,298
           Maxygen, Inc.*......................... 1,252        9,540
           MB Financial, Inc......................   492       17,117
           McDATA Corp.--Class A*................. 2,764       19,624
           McGrath Rentcorp.......................   397        9,226
           MCSi, Inc.*............................   961        4,565
           Medarex, Inc.*......................... 3,042       12,016
           MedCath Corp.*.........................   275        2,750
           Mediacom Communications Corp.*......... 2,343       20,642
           Medical Staffing Network Holdings, Inc*   339        5,424
           Medis Technologies, Ltd.*..............   472        2,360
           MedQuist, Inc.*........................   439        8,894
           MedSource Technologies, Inc.*..........   363        2,356

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           MEEMIC Holdings, Inc.*.................    45  $     1,302
           MemberWorks, Inc.*.....................   374        6,725
           MEMC Electronic Materials, Inc.*....... 2,468       18,683
           Mentor Corp............................   860       33,110
           Mentor Graphics Corp.*................. 2,859       22,472
           Merchants Bancshares, Inc..............   174        3,922
           Mercury Computer Systems, Inc.*........   945       28,841
           Meridian Medical Technologies, Inc.*...   147        6,527
           Meridian Resource Corp.*............... 1,384        1,246
           MeriStar Hospitality Corp.............. 1,782       11,761
           Merit Medical Systems, Inc.*...........   500        9,960
           Meritage Corp.*........................   384       12,922
           Merix Corp.*...........................   591        4,964
           Mesa Air Group, Inc.*.................. 1,347        5,482
           Mesaba Holdings, Inc.*.................   419        2,564
           Mestek, Inc.*..........................   132        2,367
           MetaSolv, Inc.*........................ 1,268        1,737
           Methode Electronics, Inc.--Class A..... 1,493       16,378
           Metris Cos., Inc....................... 1,324        3,270
           Metro One Telecommunications, Inc.*....   807        5,205
           MFA Mortgage Investments, Inc.......... 1,900       15,960
           MGE Energy, Inc........................   709       18,981
           MGI Pharma, Inc.*...................... 1,095        7,939
           Michael Baker Corp.*...................   222        2,431
           Micromuse, Inc.*....................... 3,267       12,480
           Micros Systems, Inc.*..................   723       16,210
           Microsemi Corp.*....................... 1,260        7,673
           Microtune, Inc.*....................... 1,771        5,543
           Mid-America Apartment Communities, Inc.   612       14,963
           Mid-Atlantic Realty Trust..............   760       13,224
           Mid-State Bancshares................... 1,053       17,292
           Midas, Inc.*...........................   243        1,562
           Middlesex Water Co.....................   336        7,046
           Midland Co.............................   339        6,441
           Midway Games, Inc.*.................... 1,276        5,321
           Midwest Banc Holdings, Inc.............   403        7,637
           Midwest Express Holdings, Inc.*........   572        3,060
           Milacron, Inc..........................   744        4,427
           Millennium Chemicals, Inc.............. 2,751       26,190
           Mills Corp.............................   956       28,049
           MIM Corp.*............................. 1,001        5,806
           Mine Safety Appliances Co..............   342       11,030
           Minerals Technologies, Inc.............   892       38,490
           MIPS Technologies, Inc.--Class A*...... 1,557        4,718
           Mission West Properties, Inc...........   628        6,217
           Mobile Mini, Inc.*.....................   540        8,462
           Modine Manufacturing Co................ 1,237       21,870
           Modtech Holdings, Inc.*................   387        3,754
           Molecular Devices Corp.*...............   665       10,953
           Monaco Coach Corp.*.................... 1,041       17,229
           Monarch Casino & Resort, Inc.*.........   140        1,922
           Monolithic System Technology, Inc.*....   781        9,434
           Monro Muffler Brake, Inc.*.............   233        3,938
           Monterey Pasta Co.*....................   614        2,303
           Moog, Inc.--Class A*...................   657       20,393
           Mossimo, Inc.*.........................   214        1,177
           Mothers Work, Inc.*....................   109        3,840
           Movado Group, Inc......................   403        7,580
           Movie Gallery, Inc.*...................   756        9,828
           MPS Group, Inc.*....................... 4,105       22,742

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             MRO Software, Inc.*................   770  $     9,352
             MRV Communications, Inc.*.......... 3,962        4,239
             MSC Software Corp.*................ 1,109        8,561
             MTR Gaming Group, Inc.*............   919        7,315
             MTS Systems Corp...................   919        9,208
             Mueller Industries, Inc.*.......... 1,231       33,545
             Multimedia Games, Inc.*............   447       12,274
             Myers Industries, Inc..............   809        8,656
             Mykrolis Corp.*.................... 1,731       12,636
             Myriad Genetics, Inc.*............. 1,040       15,184
             Nabi Biopharmaceuticals*........... 1,686       10,453
             NACCO Industries, Inc.--Class A....   235       10,286
             Nanometrics, Inc.*.................   313        1,311
             NaPro BioTherapeutics, Inc.*....... 1,112          756
             Nara Bancorp, Inc..................   174        3,614
             NASB Financial, Inc................   132        3,036
             Nasch-Finch Co.....................   479        3,703
             Nassda Corp.*......................   219        2,457
             Nastech Pharmaceutical Co., Inc.*..   346        2,958
             NATCO Group, Inc.--Class A*........   400        2,512
             National Beverage Corp.*...........   154        2,356
             National Health Investors, Inc.....   994       15,984
             National Health Realty, Inc........   259        3,781
             National Healthcare Corp.*.........   366        6,405
             National Penn Bancshares, Inc......   815       21,638
             National Presto Industries, Inc....   206        6,052
             National Western Life Insurance
              Co.--Class A*.....................    93        8,928
             Nationwide Health Properties, Inc.. 2,149       32,085
             Nature's Sunshine Products, Inc....   473        4,593
             Nautica Enterprises, Inc.*......... 1,098       12,199
             Nautilus Group, Inc.*.............. 1,207       16,125
             Navigant Consulting Co.*........... 1,866       11,009
             Navigant International, Inc.*......   529        6,523
             NBC Capital Corp...................   307        7,736
             NBT Bancorp, Inc................... 1,306       22,293
             NBTY, Inc.*........................ 1,787       31,415
             NCI Building Systems, Inc.*........   799       17,434
             NCO Group, Inc.*...................   815       12,999
             NDCHealth Corp..................... 1,408       28,019
             Nelson (Thomas), Inc.*.............   347        3,477
             Neoforma, Inc.*....................   328        3,919
             NeoPharm, Inc.*....................   492        4,989
             Neose Technologies, Inc.*..........   476        4,222
             Net.B@nk, Inc.*.................... 2,139       20,706
             Net2Phone, Inc.*...................   773        3,131
             Netegrity, Inc.*................... 1,170        3,806
             NetFlix, Inc.*.....................   254        2,797
             NetIQ Corp.*....................... 1,616       19,958
             NetRatings, Inc.*..................   355        2,556
             Netro Corp.*....................... 1,061        2,897
             NetScout Systems, Inc.*............   788        3,428
             NetScreen Technologies, Inc.*......   436        7,342
             Neurocrine Biosciences, Inc.*...... 1,229       56,116
             Neurogen Corp.*....................   562        2,040
             New Century Financial Corp.........   688       17,469
             New England Business Services, Inc.   505       12,322
             New Focus, Inc.*................... 2,907       11,163
             New Jersey Resources Corp.......... 1,176       37,150
             Newpark Resources, Inc.*........... 3,139       13,655

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Newport Corp.*.......................  1,654 $    20,774
            Next Level Communications, Inc.*.....    720         583
            Nextel Partners, Inc.--Class A*......  2,957      17,949
            NIC, Inc.*...........................  1,048       1,509
            NL Industries, Inc...................    373       6,341
            NN, Inc..............................    495       4,945
            Nordson Corp.........................    972      24,135
            Nortek Holdings, Inc.*...............    373      17,065
            North Pittsburgh Systems, Inc........    657       8,956
            Northwest Bancorp, Inc...............    473       6,996
            Northwest Natural Gas Co.............  1,111      30,064
            Northwest Pipe Co.*..................    249       4,308
            Northwestern Corp....................  1,635       8,306
            Novadigm, Inc.*......................    590       1,375
            Novastar Financial, Inc..............    458      14,212
            Novell, Inc.*........................ 15,858      52,965
            Noven Pharmaceuticals, Inc.*.........    906       8,362
            NPS Pharmaceuticals, Inc.*...........  1,282      32,268
            NS Group, Inc.*......................    748       4,877
            Nu Horizons Electronics Corp.*.......    627       3,624
            Nu Skin Enterprises, Inc.............  1,932      23,126
            Nuance Communications, Inc.*.........  1,265       3,137
            Nuevo Energy Co.*....................    772       8,569
            NUI Corp.............................    686      11,840
            Numerical Technologies, Inc.*........  1,061       3,671
            NYFIX, Inc.*.........................  1,093       4,919
            NYMAGIC, Inc.*.......................     59       1,148
            O'Charley's, Inc.*...................    689      14,145
            Oak Technology, Inc.*................  2,443       6,474
            Oakley, Inc.*........................  1,117      11,471
            Oceaneering International, Inc.*.....  1,006      24,888
            OceanFirst Financial Corp............    455      10,215
            Octel Corp...........................    428       6,762
            Ocular Sciences, Inc.*...............    738      11,454
            Ocwen Financial Corp.*...............  1,628       4,558
            Odyssey Healthcare, Inc.*............    519      18,010
            Odyssey Re Holdings Corp.............    732      12,956
            OfficeMax, Inc.*.....................  5,037      25,185
            Offshore Logistics, Inc.*............    815      17,865
            Ohio Casualty Corp.*.................  2,221      28,762
            Oil States International, Inc.*......    742       9,572
            Old Second Bancorp, Inc..............    304      11,248
            Olin Corp............................  2,218      34,490
            Omega Financial Corp.................    358      12,834
            Omega Healthcare Investors, Inc.*....    703       2,629
            Omnicell, Inc.*......................    635       1,683
            OmniVision Technologies, Inc.*.......    866      11,752
            Omnova Solutions, Inc.*..............  1,729       6,968
            On Assignment, Inc.*.................    921       7,847
            ON Semiconductor Corp.*..............  1,220       1,671
            Oneida, Ltd..........................    628       6,927
            ONEOK, Inc...........................  2,343      44,985
            Onyx Pharmaceuticals, Inc.*..........    601       3,492
            ONYX Software Corp.*.................  1,919       2,974
            Openwave Systems, Inc.*..............  7,606      15,212
            Oplink Communications, Inc.*.........  4,492       3,549
            OPNET Technologies, Inc.*............    439       3,548
            Optical Communication Products, Inc.*    654         706
            Option Care, Inc.*...................    556       4,426
            OraSure Technologies, Inc.*..........  1,146       6,246

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Orbital Sciences Corp.*...............  1,983 $     8,368
           Oregon Steel Mills, Inc.*.............  1,127       4,531
           Oriental Financial Group, Inc.........    479      11,774
           OrthoLogic Corp.*.....................  1,395       5,036
           OshKosh B'Gosh, Inc.--Class A.........    447      12,538
           Oshkosh Truck Corp....................    657      40,406
           OSI Pharmaceuticals, Inc.*............  1,583      25,961
           OSI Systems, Inc.*....................    293       4,975
           Osmonics, Inc.*.......................    463       7,843
           Otter Tail Power Co...................  1,085      29,187
           Overland Storage, Inc.*...............    331       4,826
           Overseas Shipholding Group, Inc.......  1,191      21,319
           Overstock.com, Inc.*..................    127       1,651
           Overture Services, Inc.*..............  2,229      60,873
           Owens & Minor, Inc....................  1,490      24,466
           Oxford Industries, Inc................    262       6,720
           P.A.M. Transportation Services, Inc.*.    135       3,403
           P.F. Chang's China Bistro, Inc.*......    707      25,664
           Pacific Capital Bancorp...............  1,525      38,811
           Pacific Northwest Bancorp.............    671      16,775
           Pacific Sunwear of California, Inc.*..  2,479      43,853
           Pacific Union Bank*...................    463       5,329
           PacifiCare Health Systems, Inc.*......  1,520      42,712
           Packeteer, Inc.*......................    982       6,737
           Pain Therapeutics, Inc.*..............    699       1,671
           Palm Harbor Homes, Inc.*..............    752      13,137
           Palm, Inc.*...........................  1,268      19,908
           Pan Pacific Retail Properties.........  1,456      53,188
           Panera Bread Co.*.....................  1,003      34,914
           Papa John's International, Inc.*......    558      15,557
           Paradyne Networks, Inc.*..............  1,197       1,532
           Parametric Technology Corp.*.......... 11,404      28,738
           PAREXEL International Corp.*..........  1,031      11,331
           Park Electrochemical Corp.............    744      14,285
           Parker Drilling Co.*..................  3,396       7,539
           ParkerVision, Inc.*...................    371       3,027
           Parkvale Financial Corp...............    209       4,817
           Parkway Properties, Inc...............    339      11,892
           ParthusCeva, Inc.*....................    436       2,577
           Partners Trust Financial Group, Inc...    286       4,610
           Party City Corp.*.....................    318       3,816
           Pathmark Stores, Inc.*................  1,313       6,657
           Patina Oil & Gas Corp.................  1,046      33,106
           Paxar Corp.*..........................  1,391      20,517
           Paxson Communications Corp.*..........  1,342       2,765
           Payless ShoeSource, Inc.*.............    982      50,543
           PC Connection, Inc.*..................    288       1,460
           PC-Tel, Inc.*.........................    874       5,926
           PDF Solutions, Inc.*..................    521       3,611
           PDI, Inc.*............................    355       3,831
           Peapack-Gladstone Financial Corp......    259       8,871
           PEC Solutions, Inc.*..................    368      11,003
           Pediatrix Medical Group, Inc.*........    975      39,058
           Peet's Coffee & Tea, Inc.*............    381       5,384
           Pegasus Systems, Inc.*................  1,085      10,883
           Pegasystems, Inc.*....................    267       1,364
           Penford Corp..........................    331       4,664
           Penn Engineering & Manufacturing Corp.    508       5,410
           Penn National Gaming, Inc.*...........  1,326      21,030
           Penn Virginia Corp....................    347      12,613

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          PennFed Financial Services, Inc.........   214  $     5,810
          PennRock Financial Services Corp........   302        8,381
          Pennsylvania Real Estate Investment
           Trust..................................   617       16,042
          Penton Media, Inc.*.....................   651          443
          Penwest Pharmaceuticals Co.*............   606        6,424
          Peoples Bancorp, Inc....................   342        8,755
          Pep Boys-Manny, Moe & Jack.............. 2,097       24,325
          Per-Se Technologies, Inc.*.............. 1,313       11,776
          Peregrine Pharmaceuticals, Inc.*........ 4,492        3,504
          Pericom Semiconductor Corp.*............   858        7,130
          Perrigo Co.*............................ 2,677       32,526
          Petroleum Helicopters, Inc.*............   107        3,171
          PetroQuest Energy, Inc.*................ 1,341        5,565
          PFF Bancorp, Inc........................   495       15,469
          Pharmaceutical Resources, Inc.*.........   786       23,424
          Pharmacopeia, Inc.*..................... 1,024        9,134
          Philadelphia Consolidated Holding Corp.*   734       25,984
          Phillips-Van Heusen Corp................ 1,006       11,629
          Phoenix Technologies, Ltd.*............. 1,133        6,537
          Photon Dynamics, Inc.*..................   742       16,918
          Photronics, Inc.*....................... 1,215       16,646
          PICO Holdings, Inc.*....................   283        3,801
          Piedmont Natural Gas Co., Inc........... 1,344       47,509
          Pilgrim's Pride Corp.--Class B..........   667        5,470
          Pinnacle Entertainment, Inc.*........... 1,050        7,277
          Pinnacle Systems, Inc.*................. 2,565       34,910
          Pioneer Standard Electronics, Inc....... 1,310       12,026
          Pixelworks, Inc.*....................... 1,448        8,398
          Plains Exploration & Production Co.*.... 1,042       10,160
          Plains Resources, Inc.*................. 1,042       12,348
          Planar Systems, Inc.*...................   591       12,192
          Plantronics, Inc.*...................... 1,651       24,980
          PLATO Learning, Inc.*...................   722        4,289
          Playboy Enterprises, Inc.--Class B*.....   609        6,169
          Playtex Products, Inc.*................. 1,220       12,054
          Plexus Corp.*........................... 1,832       16,085
          Plug Power, Inc.*.......................   723        3,246
          PLX Technology, Inc.*...................   667        2,608
          PMA Capital Corp.--Class A.............. 1,154       16,537
          PNM Resources, Inc...................... 1,585       37,755
          PolyMedica Corp.*.......................   406       12,521
          PolyOne Corp............................ 3,441       13,489
          Pomeroy Computer Resources, Inc.*.......   432        5,054
          Pope & Talbot, Inc......................   681        9,711
          Port Financial Corp.....................   203        9,058
          Portal Software, Inc.*.................. 5,215        4,214
          Possis Medical, Inc.*...................   746       13,428
          Post Properties, Inc.................... 1,461       34,918
          Potlatch Corp........................... 1,239       29,587
          Powell Industries, Inc.*................   283        4,833
          Power Integrations, Inc.*............... 1,101       18,717
          Power-One, Inc.*........................ 2,356       13,358
          Powerwave Technologies, Inc.*........... 2,857       15,428
          POZEN, Inc.*............................   984        5,068
          PracticeWorks, Inc.*....................   681        5,380
          PRAECIS Pharmaceuticals, Inc.*.......... 2,260        7,345
          Pre-Paid Legal Services, Inc.*..........   572       14,986
          Prentiss Properties Trust............... 1,342       37,952
          Presidential Life Corp..................   900        8,937

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Presstek, Inc.*...................... 1,337  $     6,164
            PRG-Schultz International, Inc.*..... 1,559       13,875
            Price Communications Corp.*.......... 2,105       29,112
            Price Legacy Corp.*..................   805        2,254
            priceline.com, Inc.*................. 5,533        8,853
            PriceSmart, Inc.*....................   174        4,042
            Prima Energy Corp.*..................   439        9,816
            Prime Hospitality Corp.*............. 1,972       16,072
            Prime Medical Services, Inc.*........   593        5,141
            PRIMEDIA, Inc.*...................... 6,032       12,425
            Priority Healthcare Corp.--Class B*.. 1,050       24,360
            Private Media Group, Inc.*...........   630        2,048
            PrivateBancorp, Inc..................   156        5,905
            ProAssurance Corp.*.................. 1,032       21,672
            ProBusiness Services, Inc.*..........   919        9,190
            Progenics Pharmaceuticals, Inc.*.....   346        2,304
            Progress Software Corp.*............. 1,368       17,716
            ProQuest Co.*........................   676       13,250
            Prosperity Bancshares, Inc...........   558       10,602
            Protection One, Inc.*................   514        1,028
            Protein Design Labs, Inc.*........... 3,879       32,972
            Proton Energy Systems, Inc.*......... 1,054        3,162
            Provident Bancorp, Inc...............   129        4,005
            Provident Bankshares Corp............ 1,042       24,082
            Province Healthcare Co.*............. 2,091       20,345
            Proxim Corp.*........................ 5,209        4,532
            ProxyMed, Inc.*......................   201        2,098
            PS Business Parks, Inc...............   436       13,865
            PSS World Medical, Inc.*............. 3,113       21,293
            PTEK Holdings, Inc.*................. 2,065        9,086
            Pulitzer, Inc........................   390       17,531
            Q-Med, Inc.*.........................   334        2,091
            QRS Corp.*...........................   595        3,927
            QuadraMed Corp.*..................... 1,184        3,102
            Quaker Chemical Corp.................   337        7,818
            Quaker City Bancorp, Inc.*...........   222        7,310
            Quaker Fabric Corp.*.................   510        3,545
            Quanex Corp..........................   713       23,886
            Quanta Services, Inc.*............... 1,400        4,900
            Quantum Corp.*....................... 5,668       15,134
            Quest Software, Inc.*................ 1,622       16,722
            Quicksilver Resources, Inc.*.........   439        9,847
            Quidel Corp.*........................ 1,122        3,892
            Quiksilver, Inc.*....................   852       22,714
            Quixote Corp.........................   283        5,111
            Quovadx, Inc.*.......................   913        2,209
            R & G Financial Corp.--Class B.......   657       15,275
            Racing Champions Ertl Corp.*.........   368        5,023
            Radiant Systems, Inc.*...............   749        7,213
            Radiologix, Inc.*....................   876        2,024
            RadiSys Corp.*.......................   713        5,690
            RailAmerica, Inc.*................... 1,245        8,927
            Rainbow Technologies, Inc.*.......... 1,035        7,421
            Raindance Communications, Inc.*...... 1,890        6,105
            RAIT Investment Trust................   686       14,818
            Ralcorp Holdings, Inc.*.............. 1,308       32,883
            Rambus, Inc.*........................ 3,647       24,471
            Ramco-Gershenson Properties Trust....   374        7,387
            Range Resources Corp.*............... 2,239       12,090
            RARE Hospitality International, Inc.*   860       23,753

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Rayovac Corp.*..................... 1,400  $    18,662
             Raytech Corp.*..................... 1,816       10,352
             RCN Corp.*......................... 2,795        1,481
             Read-Rite Corp.*................... 5,294        1,853
             Realty Income Corp................. 1,456       50,959
             Red Hat, Inc.*..................... 4,948       29,242
             Redback Networks, Inc.*............ 6,596        5,541
             Redwood Trust, Inc.................   479       13,268
             Regal-Beloit Corp.................. 1,006       20,824
             Regeneron Pharmaceuticals, Inc.*... 1,461       27,043
             Regent Communications, Inc.*....... 1,162        6,867
             Regis Corp......................... 1,892       49,172
             Register.com, Inc.*................ 1,290        5,805
             RehabCare Group, Inc.*.............   694       13,242
             Reliance Steel & Aluminum Co....... 1,035       21,569
             REMEC, Inc.*....................... 2,469        9,580
             RemedyTemp, Inc.--Class A*.........   240        3,360
             Remington Oil & Gas Corp.*.........   887       14,556
             Renaissance Learning, Inc.*........   445        8,411
             Rent-Way, Inc.*.................... 1,117        3,910
             Republic Bancorp, Inc.............. 2,287       26,918
             Republic Bancorp, Inc.--Class A....   305        3,437
             Republic Bancshares, Inc.*.........   219        4,303
             Res-Care, Inc.*....................   675        2,450
             Research Frontiers, Inc.*..........   419        3,494
             ResMed, Inc.*...................... 1,328       40,597
             Resource America, Inc.--Class A....   657        5,920
             Resources Connection, Inc.*........   831       19,288
             Respironics, Inc.*................. 1,458       44,368
             Restoration Hardware, Inc.*........   778        3,898
             Retek, Inc.*....................... 2,282        6,207
             Revlon, Inc.--Class A*.............   371        1,135
             REX Stores Corp.*..................   366        3,737
             RFS Hotel Investors, Inc........... 1,242       13,488
             Richardson Electronics, Ltd........   278        2,407
             Rigel Pharmaceuticals, Inc.*....... 1,144        1,247
             Riggs National Corp................   609        9,433
             Right Management Consultants, Inc.*   720        9,540
             Rita Medical Systems, Inc.*........   435        2,197
             Riverstone Networks, Inc.*......... 5,302       11,240
             Riviana Foods, Inc.................   261        7,052
             RLI Corp...........................   548       15,289
             RMH Teleservices, Inc.*............   506        5,313
             Roadway Corp.......................   513       18,884
             Roanoke Electric Steel Corp........   427        4,056
             Robbins & Myers, Inc...............   427        7,857
             Rock-Tenn Co.......................   489        6,592
             Rogers Corp.*......................   689       15,330
             Rollins, Inc.......................   617       15,703
             Roper Industries, Inc.............. 1,271       46,519
             Roxio, Inc.*.......................   837        3,992
             Royal Bancshares of Pennsylvania,
              Inc.--Class A.....................   222        4,751
             Royal Gold, Inc....................   588       14,654
             RPC, Inc...........................   484        5,614
             RSA Security, Inc.*................ 1,970       11,800
             RTI International Metals, Inc.*....   908        9,171
             Ruddick Corp....................... 1,368       18,728
             Rudolph Technologies, Inc.*........   400        7,664
             Russ Berrie & Co., Inc.............   428       14,458

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Russell Corp.............................  1,058 $    17,711
          Ryan's Family Steak Houses, Inc.*........  1,937      21,985
          Ryerson Tull, Inc........................    974       5,941
          S & T Bancorp, Inc.......................  1,162      29,109
          S.Y. Bancorp, Inc........................    248       9,201
          S1 Corp.*................................  3,094      13,799
          Safeguard Scientifics, Inc.*.............  5,221       7,101
          Saga Communications, Inc.*...............    649      12,331
          Salem Communications Corp.--Class A*.....    384       9,588
          Salix Pharmaceuticals, Ltd.*.............    775       5,417
          Salton, Inc.*............................    281       2,703
          Sanchez Computer Associates, Inc.*.......    595       1,714
          Sanderson Farms, Inc.....................    219       4,579
          Sandisk Corp.*...........................  2,645      53,693
          Sandy Spring Bancorp, Inc................    631      19,877
          Sangamo BioSciences, Inc.*...............    747       2,248
          SangStat Medical Corp.*..................  1,154      13,040
          Santander BanCorp........................    368       4,784
          Sapient Corp.*...........................  3,555       7,288
          Sauer....................................    424       3,350
          Saul Centers, Inc........................    460      10,948
          Saxon Capital, Inc.*.....................  1,226      15,337
          SBS Technologies, Inc.*..................    638       5,844
          Scansoft, Inc.*..........................  2,274      11,825
          ScanSource, Inc.*........................    211      10,402
          Schawk, Inc..............................    339       3,359
          Schnitzer Steel Industries, Inc.--Class A    175       3,658
          School Specialty, Inc.*..................    646      12,907
          Schulman (A.), Inc.......................  1,283      23,877
          Schweitzer-Mauduit International, Inc....    651      15,950
          Scientific Games Corp.--Class A*.........  1,998      14,505
          Scios, Inc.*.............................  2,020      65,813
          SCM Microsystems, Inc.*..................    683       2,903
          SCP Pool Corp.*..........................    781      22,805
          SCS Transportation, Inc.*................  1,015      10,059
          Seaboard Corp............................     13       3,120
          SeaChange International, Inc.*...........    969       5,959
          Seacoast Banking Corp. of Florida........    453       8,535
          Seacoast Financial Services Corp.........  1,058      21,172
          SEACOR SMIT, Inc.*.......................    759      33,776
          Seattle Genetics, Inc.*..................    783       2,427
          Second Bancorp, Inc......................    368       9,752
          Secure Computing Corp.*..................  1,284       8,230
          SeeBeyond Technology Corp.*..............  2,282       5,545
          Select Medical Corp.*....................    765      10,320
          Selective Insurance Group, Inc...........  1,130      28,453
          SEMCO Energy, Inc........................    802       4,892
          Seminis, Inc.--Class A*..................    604       1,740
          Semitool, Inc.*..........................    699       4,341
          Senior Housing Properties Trust..........  1,988      21,093
          Sensient Technologies Corp...............  1,903      42,760
          Sepracor, Inc.*..........................  3,026      29,261
          Sequa Corp.--Class A*....................    259      10,129
          Sequenom, Inc.*..........................  1,721       3,098
          SERENA Software, Inc.*...................    757      11,953
          Serologicals Corp.*......................    942      10,362
          Service Corp. International*............. 12,847      42,652
          Sharper Image Corp.*.....................    307       5,351
          Shenandoah Telecommunications Co.........    143       6,996
          Shoe Carnival, Inc.*.....................    313       4,385

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Shopko Stores, Inc.*.................... 1,255  $    15,625
          Shuffle Master, Inc.*...................   775       14,810
          Shurgard Storage Centers, Inc.--Class A. 1,474       46,195
          Sierra Health Services, Inc.*........... 1,112       13,355
          Sierra Pacific Resources................ 4,464       29,016
          Silgan Holdings, Inc.*..................   447       11,032
          Silicon Graphics, Inc.*................. 8,285        9,362
          Silicon Image, Inc.*.................... 2,535       15,210
          Silicon Laboratories, Inc.*............. 1,146       21,866
          Silicon Storage Technology, Inc.*....... 3,383       13,667
          Siliconix, Inc.*........................   256        5,990
          Simmons First National Corp.--Class A...   307       11,252
          SimpleTech, Inc.*.......................   313          945
          Simpson Manufacturing Co., Inc.*........   636       20,924
          Sinclair Broadcast Group--Class A*...... 1,346       15,654
          SIPEX Corp.*............................ 1,111        4,111
          Sirius Satellite Radio, Inc.*........... 3,018        1,932
          SITEL Corp.*............................ 2,474        2,968
          Sizeler Property Investors, Inc.........   503        4,673
          SJW Corp................................    90        7,025
          Skechers U.S.A., Inc.*..................   673        5,714
          Skyline Corp............................   270        7,965
          Skyworks Solutions, Inc.*............... 5,906       50,909
          SL Green Realty Corp.................... 1,149       36,308
          Smart & Final, Inc.*....................   516        2,683
          Smith (A.O.) Corp.......................   725       19,582
          Sola International, Inc.*...............   951       12,363
          Solutia, Inc............................ 4,584       16,640
          Somera Communications, Inc.*............ 1,371        3,702
          Sonic Corp.*............................ 1,587       32,518
          Sonic Innovations, Inc.*................   473        1,802
          SONICblue, Inc.*........................ 3,748        1,687
          SonicWALL, Inc.*........................ 2,231        8,099
          SonoSite, Inc.*.........................   612        7,999
          Sonus Networks, Inc.*................... 7,907        7,907
          Sotheby's Holdings, Inc.--Class A*...... 1,961       17,649
          SoundView Technology Group, Inc.*....... 3,243        4,865
          Sourcecorp*.............................   667       12,400
          South Financial Group, Inc.............. 1,956       40,411
          South Jersey Industries, Inc............   524       17,302
          Southern Peru Copper Corp...............   612        8,813
          Southern Union Co.*..................... 1,771       29,222
          Southwest Bancorporation of Texas, Inc.* 1,234       35,552
          Southwest Bancorp, Inc..................   223        5,796
          Southwest Gas Corp...................... 1,437       33,698
          Southwest Water Co......................   424        5,618
          Southwestern Energy Co.*................ 1,119       12,813
          Sovran Self Storage, Inc................   543       15,399
          Spanish Broadcasting System, Inc.*...... 1,576       11,347
          Spartan Motors, Inc.....................   416        4,734
          Spartech Corp...........................   643       13,265
          Specialty Laboratories, Inc.*...........   281        2,714
          SpectraLink Corp.*......................   731        5,249
          SpeechWorks International, Inc.*........ 1,125        3,128
          Speedway Motorsports, Inc...............   595       15,339
          Spherion Corp.*......................... 2,570       17,219
          Spinnaker Exploration Co.*.............. 1,020       22,491
          Sports Resorts International, Inc.*..... 1,066        6,257
          SPS Technologies, Inc.*.................   537       12,754
          SPSS, Inc.*.............................   519        7,261

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           SRA International, Inc.--Class A*......   217  $     5,879
           SS&C Technologies, Inc.*...............   342        3,643
           St. Francis Capital Corp...............   317        7,424
           St. Mary Land & Exploration Co......... 1,217       30,425
           Stage Stores, Inc.*....................   871       18,326
           Stamps.com, Inc.*...................... 1,533        7,159
           Standard Commercial Corp...............   489        8,851
           Standard Microsystems Corp.*...........   633       12,325
           Standard Motor Products, Inc...........   299        3,887
           Standard Pacific Corp.................. 1,403       34,723
           Standard Register Co...................   757       13,626
           Standex International Corp.............   472       11,252
           Stanley Furniture Co., Inc.*...........   223        5,185
           Starrett (L.S.) Co.....................   285        4,731
           StarTek, Inc.*.........................   453       12,503
           State Auto Financial Corp..............   553        8,572
           State Bancorp, Inc.....................   318        5,724
           Staten Island Bancorp, Inc............. 2,412       48,577
           Station Casinos, Inc.*................. 1,506       26,656
           Steel Dynamics, Inc.*.................. 1,392       16,746
           Stein Mart, Inc.*......................   953        5,813
           Steinway Musical Instruments, Inc.*....   177        2,880
           Stepan Co..............................   277        6,925
           Stericycle, Inc.*...................... 1,466       47,468
           Sterling Bancorp.......................   455       11,976
           Sterling Bancshares, Inc............... 1,667       20,371
           Sterling Financial Corp................   736       17,405
           Sterling Financial Corp.*..............   508        9,561
           Steven Madden, Ltd.*...................   403        7,282
           Stewart & Stevenson Services, Inc...... 1,247       17,633
           Stewart Enterprises, Inc.--Class A*.... 4,214       23,476
           Stewart Information Services Corp.*....   740       15,829
           Stillwater Mining Co.*................. 1,884       10,078
           Stone Energy Corp.*....................   932       31,092
           Stoneridge, Inc.*......................   561        6,676
           StorageNetworks, Inc.*................. 2,883        3,344
           Stratex Networks, Inc.*................ 3,603        7,962
           Stratos Lightwave, Inc.*...............   315        1,386
           Strattec Security Corp.*...............   143        6,855
           Strayer Education, Inc.................   397       22,827
           Stride Rite Corp....................... 1,739       12,469
           Sturm, Ruger & Co., Inc................   850        8,135
           Suffolk Bancorp........................   510       16,126
           Summit America Television, Inc.*....... 1,541        4,114
           Summit Bancshares, Inc.................   230        4,485
           Summit Properties, Inc.................   966       17,195
           Sun Bancorp, Inc.......................   216        3,949
           Sun Bancorp, Inc.*.....................   280        3,724
           Sun Communities, Inc...................   646       23,624
           Sunrise Assisted Living, Inc.*.........   775       19,290
           Suntron Corp.*.........................   109          509
           SuperGen, Inc.*........................ 1,282        4,654
           Superior Energy Services, Inc.*........ 2,123       17,409
           Superior Financial Corp................   302        5,548
           Superior Industries International, Inc.   929       38,424
           Supertex, Inc.*........................   453        6,745
           SureBeam Corp.--Class A*............... 2,774       11,207
           SureWest Communications................   579       21,538
           SurModics, Inc.*.......................   582       16,692
           Susquehanna Bancshares, Inc............ 1,723       35,909

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Swift Energy Co.*........................ 1,006  $     9,728
          SWS Group, Inc...........................   590        8,000
          Sybron Dental Special, Inc.*............. 1,657       24,606
          Sycamore Networks, Inc.*................. 6,954       20,098
          Sykes Enterprises, Inc.*................. 1,058        3,470
          Sylvan Learning Systems, Inc.*........... 1,382       22,665
          Symyx Technologies, Inc.*................ 1,001       12,603
          Synaptics, Inc.*.........................   219        1,664
          Syncor International Corp.*..............   746       20,687
          Synplicity, Inc.*........................   416        1,572
          Syntel, Inc.*............................   241        5,063
          Syntroleum Corp.*........................   855        1,479
          Sypris Solutions, Inc....................   214        2,185
          Systems & Computer Technology Corp.*..... 1,352       11,627
          Take-Two Interactive Software, Inc.*..... 1,651       38,781
          TALK America Holdings, Inc.*............. 1,003        5,617
          TALX Corp................................   537        6,938
          Tanger Factory Outlet Centers, Inc.......   254        7,874
          Tanox, Inc.*............................. 1,048        9,484
          Tasty Baking Co..........................   355        3,089
          Taubman Centers, Inc..................... 1,253       20,336
          TBC Corp.*...............................   740        8,887
          Techne Corp.*............................ 1,816       51,879
          Technical Olympic U.S.A., Inc.*..........    96        1,422
          Technitrol, Inc.......................... 1,750       28,245
          Tecumseh Products Co.....................   662       29,214
          Tejon Ranch Co.*.........................   307        9,118
          Tekelec*................................. 2,030       21,214
          Teledyne Technologies, Inc.*............. 1,324       20,760
          TeleTech Holdings, Inc.*................. 1,704       12,371
          Telik, Inc.*............................. 1,395       16,266
          Tellium, Inc.*........................... 3,407        2,180
          Tennant Co...............................   392       12,779
          Tenneco Automotive, Inc.*................ 1,649        6,662
          Terex Corp.*............................. 1,866       20,787
          Terra Industries, Inc.*.................. 1,700        2,601
          Terrayon Communication Systems, Inc.*.... 2,843        5,828
          Tesoro Petroleum Corp.*.................. 2,824       12,764
          Tetra Tech, Inc.*........................ 2,187       26,681
          TETRA Technologies, Inc.*................   574       12,266
          Texas Biotechnology Corp.*............... 1,909        2,673
          Texas Industries, Inc....................   916       22,259
          Texas Regional Bancshares,
           Inc.--Class A...........................   966       34,333
          The Banc Corp............................   567        4,400
          The Buckle, Inc.*........................   305        5,490
          The Children's Place Retail Stores, Inc.*   495        5,267
          The First of Long Island Corp............   149        5,439
          The Med-Design Corp.*....................   371        2,990
          The Medicines Co.*....................... 1,037       16,613
          The Men's Wearhouse, Inc.*............... 1,346       23,084
          The Navigators Group, Inc.*..............   177        4,062
          The Penn Traffic Co.*....................   465        1,628
          The Peoples Holding Co...................   246       10,025
          The Princeton Review, Inc.*..............   703        3,480
          The Robert Mondavi Corp.--Class A*.......   406       12,586
          The Sports Authority, Inc.*.............. 1,429       10,003
          The Steak n Shake Co.*...................   990        9,900
          The Topps Co., Inc.*..................... 1,622       14,112
          Theragenics Corp.*....................... 1,299        5,235

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Therasense, Inc.*.......................   969  $     8,091
          Therma-Wave, Inc.*...................... 1,079        1,133
          Thomas & Betts Corp.*................... 1,892       31,974
          Thomas Industries, Inc..................   633       16,496
          Thor Industries, Inc....................   670       23,068
          Thoratec Corp.*......................... 2,149       16,397
          Thornburg Mortgage Asset Corp........... 2,173       43,677
          THQ, Inc.*.............................. 1,723       22,830
          Three-Five Systems, Inc.*...............   940        6,063
          Tibco Software, Inc.*................... 3,507       21,673
          Tier Technologies, Inc.*................   628       10,048
          Time Warner Telecom, Inc.--Class A*..... 1,861        3,927
          TiVo, Inc.*.............................   805        4,210
          Tollgrade Communications, Inc.*.........   556        6,522
          Tom Brown, Inc.*........................ 1,461       36,671
          Tompkins Trustco, Inc...................   325       14,333
          Too, Inc.*.............................. 1,478       34,763
          Toro Co.................................   540       34,506
          Touch America Holdings, Inc.*........... 4,535        1,769
          Tower Automotive, Inc.*................. 2,690       12,105
          Town & Country Trust....................   623       13,145
          Tractor Supply Co.*.....................   595       22,372
          Trammell Crow Co.*...................... 1,288       11,592
          Trans World Entertainment Corp.*........   728        2,643
          Transaction Systems Architects, Inc.*... 1,387        9,016
          Transcontinental Realty Investors, Inc.*   125        2,205
          Transkaryotic Therapies, Inc.*.......... 1,223       12,108
          Transmeta Corp.*........................ 4,747        5,554
          TransMontaigne, Inc.*...................   770        3,573
          TRC Cos., Inc.*.........................   379        4,976
          Tredegar Corp........................... 1,133       16,995
          Tremont Corp............................    56        1,669
          Trex Co., Inc.*.........................   283        9,990
          Triad Guaranty, Inc.*...................   342       12,606
          Triangle Pharmaceuticals, Inc.*......... 1,373        8,156
          Triarc Cos., Inc.*......................   579       15,193
          TriCo Bancshares........................   217        5,338
          Trico Marine Services, Inc.*............   961        3,200
          Trikon Technologies, Inc.*..............   450        2,250
          Trimble Navigation, Ltd.*............... 1,101       13,751
          Trimeris, Inc.*.........................   654       28,181
          Trinity Industries, Inc................. 1,565       29,672
          TriPath Imaging, Inc.*..................   961        2,575
          Tripos, Inc.*...........................   318        2,331
          TriQuint Semiconductor, Inc.*........... 5,747       24,367
          Triton PCS Holdings, Inc.--Class A*.....   852        3,348
          Triumph Group, Inc.*....................   611       19,515
          TriZetto Group, Inc.*................... 1,323        8,123
          Tropical Sportswear International Corp.*   227        2,036
          Troy Financial Corp.....................   366        9,875
          Trust Co. of New Jersey.................   810       22,543
          TrustCo Bank Corp. NY................... 3,158       34,042
          TTM Technologies, Inc.*.................   673        2,227
          Tuesday Morning Corp.*..................   360        6,156
          Tularik, Inc.*.......................... 1,816       13,547
          Tupperware Corp......................... 2,269       34,217
          Turnstone Systems, Inc.*................ 1,535        4,145
          Tweeter Home Entertainment Group, Inc.*.   842        4,934
          Tyler Technologies, Inc.*............... 1,405        5,859
          U.S. Concrete, Inc.*....................   882        4,825

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           U.S. Industries, Inc.*................. 2,893  $     7,609
           U.S. Physical Therapy, Inc.*...........   432        4,817
           U.S. Restaurant Properties, Inc........   852       11,996
           U.S. Xpress Enterprises, Inc.--Class A*   241        2,111
           U.S.B. Holding Co., Inc................   524        9,275
           UAL Corp.*............................. 2,893        4,137
           UbiquiTel, Inc.*....................... 2,563        1,025
           UCBH Holdings, Inc.....................   793       33,663
           UGI Corp............................... 1,204       45,018
           UICI*.................................. 1,684       26,186
           UIL Holdings Corp......................   524       18,272
           Ulticom, Inc*..........................   460        3,445
           Ultimate Electronics, Inc.*............   479        4,862
           Ultratech Stepper, Inc.*...............   988        9,721
           UMB Financial Corp.....................   717       27,432
           Umpqua Holdings Corp................... 1,257       22,940
           Unifi, Inc.*........................... 2,187       11,482
           UniFirst Corp..........................   339        6,848
           Unilab Corp.*..........................   813       14,878
           Union Bankshares Corp..................   328        8,938
           Unisource Energy Corp.................. 1,245       21,526
           Unit Corp.*............................ 1,895       35,152
           United Auto Group, Inc.*...............   739        9,215
           United Bankshares, Inc................. 1,597       46,409
           United Community Banks, Inc............   723       17,619
           United Community Financial Corp........ 1,366       11,816
           United Defense Industries, Inc.*.......   921       21,460
           United Fire & Casualty Co..............   313       10,469
           United Industrial Corp.................   416        6,656
           United National Bancorp................   773       17,818
           United Natural Foods, Inc.*............   833       21,117
           United Online, Inc.*...................   908       14,475
           United Stationers, Inc.*............... 1,310       37,729
           United Surgical Partners International,
            Inc.*.................................   723       11,294
           United Therapeutics Corp.*.............   683       11,406
           Unitil Corp............................   204        5,059
           Universal American Financial Corp.*.... 1,020        5,935
           Universal Compression Holdings, Inc.*..   717       13,716
           Universal Corp......................... 1,146       42,357
           Universal Display Corp.*...............   810        6,391
           Universal Electronics, Inc.*...........   604        5,883
           Universal Forest Products, Inc.........   595       12,686
           Universal Health Realty Income Trust...   476       12,495
           Unizan Financial Corp..................   964       19,039
           Unocal Corp............................   751       22,966
           Unova, Inc.*........................... 1,806       10,836
           Urban Outfitters, Inc.*................   325        7,660
           Urologix, Inc.*........................   606        2,006
           URS Corp.*.............................   998       14,202
           Urstadt Biddle Properties--Class A.....   765        8,476
           US Oncology, Inc.*..................... 3,000       26,010
           US Unwired, Inc.*...................... 3,891        1,907
           USEC, Inc.............................. 3,550       21,371
           USFreightways Corp..................... 1,173       33,724
           USG Corp.*............................. 1,605       13,562
           Vail Resorts, Inc.*....................   366        5,552
           Valhi, Inc.............................   921        7,644
           Valmont Industries, Inc................   590       11,446
           Value Line, Inc........................    58        2,520

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         ValueClick, Inc.*.........................  2,800 $     7,812
         ValueVision International, Inc.--Class A*.    834      12,493
         Vans, Inc.*...............................    802       4,555
         Varian Semiconductor Equipment Associates,
          Inc.*....................................  1,339      31,816
         Varian, Inc.*.............................  1,287      36,923
         Vastera, Inc.*............................  1,397       7,894
         VCA Antech, Inc.*.........................  1,377      20,655
         Vector Group, Ltd.........................    935      10,865
         Veeco Instruments, Inc.*..................  1,101      12,728
         Ventana Medical Systems, Inc.*............    553      12,747
         Ventas, Inc...............................  2,653      30,377
         Verint Systems, Inc.*.....................    198       3,996
         Veritas DGC, Inc.*........................  1,355      10,705
         Verity, Inc.*.............................    964      12,909
         Versicor, Inc.*...........................    932      10,055
         Vesta Insurance Group, Inc................  1,498       4,120
         ViaSat, Inc.*.............................    805       9,290
         Viasys Healthcare, Inc.*..................  1,136      16,915
         Vical, Inc.*..............................    828       2,873
         Vicor Corp.*..............................    866       7,145
         Viewpoint Corp.*..........................  1,617       3,024
         Vignette Corp.*........................... 10,272      12,604
         Vintage Petroleum, Inc....................  2,121      22,377
         Virage Logic Corp.*.......................    468       4,694
         Virbac Corp.*.............................    381       2,137
         Virco Manufacturing Corp..................    230       2,346
         Virginia Financial Group, Inc.............    320       9,536
         VISX, Inc.*...............................  2,102      20,137
         Vital Signs, Inc..........................    259       7,739
         VitalWorks, Inc.*.........................  1,652       6,360
         Vitesse Semiconductor Corp.*..............  8,781      19,186
         Vitria Technology, Inc.*..................  3,243       2,432
         VIVUS, Inc.*..............................  1,437       5,360
         Volt Information Sciences, Inc.*..........    349       5,968
         W Holding Co., Inc........................  1,895      31,097
         W-H Energy Services, Inc.*................  1,010      14,736
         W.R. Grace & Co.*.........................  2,864       5,613
         Wabash National Corp.*....................  1,122       9,402
         Wabtec Corp...............................  1,498      21,032
         Wackenhut Corrections Corp.*..............    379       4,211
         Wallace Computer Services, Inc............  1,625      34,954
         Walter Industries, Inc....................  1,170      12,671
         Warwick Community Bancorp, Inc............    156       4,419
         Washington Real Estate Investment Trust...  1,610      41,055
         Washington Trust Bancorp, Inc.............    569      11,113
         Waste Connections, Inc.*..................  1,207      46,602
         WatchGuard Technologies, Inc.*............  1,146       7,313
         Water Pik Technologies, Inc.*.............    463       3,403
         Watsco, Inc...............................    744      12,187
         Watson Wyatt & Co. Holdings*..............    876      19,053
         Watts Industries, Inc.--Class A...........    681      10,719
         Wausau-Mosinee Paper Corp.................  1,585      17,784
         Waypoint Financial Corp...................  1,562      27,804
         WCI Communities, Inc.*....................    299       3,050
         WD-40 Co..................................    699      18,468
         WebEx Communications, Inc.*...............  1,010      15,150
         webMethods, Inc.*.........................  1,969      16,185
         Websense, Inc.*...........................    921      19,673
         Weis Markets, Inc.........................    481      14,935

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Wellman, Inc......................... 1,392  $    18,778
            Wellsford Real Properties, Inc.*.....   232        3,656
            Werner Enterprises, Inc.............. 1,683       36,235
            Wesbanco, Inc........................   929       21,729
            WESCO International, Inc.*...........   615        3,376
            West Coast Bancorp...................   688       10,423
            West Marine, Inc.*...................   450        6,160
            West Pharmaceutical Services, Inc....   572       13,957
            Westar Energy, Inc................... 2,446       24,215
            Westcorp.............................   513       10,773
            Western Digital Corp.*............... 8,399       53,669
            Western Gas Resources, Inc...........   825       30,401
            Westfield Financial, Inc.............   214        3,317
            Westpoint Stevens, Inc.*............. 1,525          900
            Westport Resources Corp.*............   697       14,498
            Wet Seal, Inc.--Class A*............. 1,117       12,020
            WFS Financial, Inc.*.................   299        6,252
            WGL Holdings, Inc.................... 2,121       50,733
            White Electronic Designs Corp.*......   762        5,829
            Whitehall Jewellers, Inc.*...........   487        4,627
            Wild Oats Markets, Inc.*.............   998       10,299
            William Lyon Homes, Inc.*............   206        4,497
            Willow Grove Bancorp, Inc............   209        2,905
            Wilson Greatbatch Technologies, Inc.*   913       26,660
            Wilsons The Leather Experts, Inc.*...   617        3,085
            Wind River Systems, Inc.*............ 2,983       12,230
            Winnebago Industries, Inc............   524       20,557
            Winston Hotels, Inc..................   736        5,741
            Wintrust Financial Corp..............   639       20,012
            Wireless Facilities, Inc.*........... 1,010        6,070
            Witness Systems, Inc.*...............   598        2,057
            WMS Industries, Inc.*................   956       14,321
            Wolverine World Wide, Inc............ 1,816       27,440
            Women First HealthCare, Inc.*........   680        3,101
            Woodhead Industries, Inc.............   455        5,142
            Woodward Governor Co.................   387       16,835
            World Acceptance Corp.*..............   473        3,600
            World Fuel Services Corp.............   389        7,975
            World Wrestling Entertainment, Inc.*.   435        3,502
            Worthington Industries, Inc.......... 2,941       44,820
            WPS Resources Corp................... 1,371       53,223
            Wright Medical Group, Inc.*..........   681       11,890
            WSFS Financial Corp..................   342       11,276
            Wyndham International, Inc.--Class A* 6,548        1,506
            X-Rite, Inc..........................   783        5,473
            Xicor, Inc.*.........................   911        3,398
            XM Satellite Radio Holdings,
             Inc.--Class A*...................... 2,369        6,373
            Yankee Candle Co., Inc.*............. 1,181       18,895
            Yardville National Bancorp...........   259        4,465
            Yellow Corp.*........................ 1,266       31,892
            Young Broadcasting, Inc.--Class A*...   606        7,981
            Young Innovations, Inc.*.............   185        4,305
            Zenith National Insurance Corp.......   358        8,420
            Zoll Medical Corp.*..................   363       12,948
            Zomax, Inc.*......................... 1,286        5,466
            Zoran Corp.*......................... 1,180       16,603
            Zygo Corp.*..........................   678        4,739
            Zymogenetics, Inc.*..................   435        4,307
                                                         -----------
            TOTAL COMMON STOCKS..................         26,137,901
                                                         -----------

          Warrants (0.0%)
                                                Shares        Value
                                              ----------- ------------
         Microstrategy, Inc..................       3,674 $        220
                                                          ------------
         TOTAL WARRANTS......................                      220
                                                          ------------
          Convertible Bonds (0.2%)
                                               Principal
                                                Amount
                                              -----------
         Microstrategy, Inc., 7.50%, 06/24/07 $   155,600       63,018
                                                          ------------
         TOTAL CONVERTIBLE BONDS.............                   63,018
                                                          ------------
          Federal Home Loan Bank (20.0%)
         Federal Home Loan Bank,
          0.50%, 01/02/03....................   6,100,000    6,099,831
                                                          ------------
         TOTAL FEDERAL HOME LOAN
          BANK...............................                6,099,831
                                                          ------------
          U.S. Treasury Bills (81.8%)
         U.S. Treasury Bills,
          0.50%, 01/02/03....................  25,002,000   25,002,000
                                                          ------------
         TOTAL U.S. TREASURY BILLS...........               25,002,000
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $57,214,793)/(a)/--187.5%....               57,302,970
         Net other
          assets/(liabilities)--(87.5)%......              (26,741,999)
                                                          ------------
         NET ASSETS--100.0%..................             $ 30,560,971
                                                          ============

------
*Non-income producing security
/(a)/Cost for federal income taxes is $57,874,060 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $659,267. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                    Unrealized appreciation..... $ 264,355
                    Unrealized depreciation.....  (835,445)
                                                 ---------
                    Net unrealized
                     appreciation/(depreciation) $(571,090)
                                                 =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                           Unrealized
                                               Contracts Gains/(Losses)
                                               --------- --------------
         Russell 2000 Future Contract expiring
          March 2003 (Underlying face
          amount at value $1,910,000).........    10        $(3,600)

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
                                                December 31, 2002


The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 0.9%
                     Agriculture...................... 0.4%
                     Airlines......................... 0.3%
                     Apparel.......................... 0.7%
                     Auto Manufacturers............... 0.2%
                     Auto Parts & Equipment........... 0.5%
                     Banks............................ 7.4%
                     Beverages........................ 0.1%
                     Biotechnology.................... 1.8%
                     Building Materials............... 0.8%
                     Chemicals........................ 2.1%
                     Coal............................. 0.2%
                     Commercial Services.............. 3.9%
                     Computers........................ 3.1%
                     Cosmetics/Personal Care.......... 0.1%
                     Distribution/Wholesale........... 0.6%
                     Diversified Financial Services... 0.8%
                     Electric......................... 1.5%
                     Electrical Components & Equipment 0.9%
                     Electronics...................... 2.1%
                     Energy--Alternate Sources........ 0.1%
                     Engineering & Construction....... 0.4%
                     Enterprise Software/Services..... 0.2%
                     Entertainment.................... 0.8%
                     Environmental Control............ 0.6%
                     Food............................. 1.8%
                     Forest & Paper Products.......... 0.5%
                     Gas.............................. 1.6%
                     Hand/Machine Tools............... 0.5%
                     Healthcare--Products............. 3.1%
                     Healthcare--Services............. 1.8%
                     Holding Companies--Diversified... 0.1%
                     Home Builders.................... 0.8%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.9%
                     Housewares....................... 0.2%
                     Insurance........................ 1.9%
                     Internet......................... 2.6%
                     Investment Companies............. 0.1%
                     Iron/Steel....................... 0.3%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.6%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 1.3%
                     Manufacturing.................... 1.0%
                     Media............................ 0.7%
                     Metal Fabricate/Hardware......... 0.3%
                     Mining........................... 1.6%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 2.2%
                     Oil & Gas Services............... 1.1%
                     Packaging & Containers........... 0.3%
                     Pharmaceuticals.................. 3.5%
                     Pipelines........................ 0.2%
                     Real Estate...................... 0.3%
                     Real Estate Investment Trust..... 6.2%
                     Retail........................... 5.1%
                     Savings & Loans.................. 2.4%
                     Semiconductors................... 2.9%

                            Software..........  3.1%
                            Telecommunications  2.6%
                            Textiles..........  0.4%
                            Toys/Games/Hobbies  0.2%
                            Transportation....  1.8%
                            Water.............  0.2%
                            Other............. 14.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $57,214,793)........... $ 57,302,970
        Dividends and interest receivable..................        1,976
        Receivable for capital shares issued...............        2,480
        Receivable for investments sold....................   19,984,754
        Variation margin on futures contracts..............        8,440
        Prepaid expenses...................................          204
                                                            ------------
         Total Assets......................................   77,300,824
                                                            ------------
      Liabilities:
        Cash overdraft.....................................   22,852,329
        Payable for capital shares redeemed................   23,209,036
        Unrealized depreciation on swap contracts..........      552,960
        Advisory fees payable..............................       45,472
        Management services fees payable...................        6,918
        Administration fees payable........................        2,270
        Administrative services fees payable...............       20,599
        Distribution fees payable..........................       12,838
        Other accrued expenses.............................       37,431
                                                            ------------
         Total Liabilities.................................   46,739,853
                                                            ------------
      Net Assets........................................... $ 30,560,971
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 80,415,441
        Accumulated net investment income/(loss)...........       22,364
        Accumulated net realized gains/(losses) on
         investments, futures contracts and swap
         contracts.........................................  (49,408,451)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap
         contracts.........................................     (468,383)
                                                            ------------
      Net Assets........................................... $ 30,560,971
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,087,777
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      14.64
                                                            ============


      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    274,891
       Interest.............................................      224,202
                                                             ------------
        Total Investment Income.............................      499,093
                                                             ------------
     Expenses:
       Advisory fees........................................      311,617
       Management services fees.............................       62,324
       Administration fees..................................       21,885
       Administrative services fees.........................      158,894
       Distribution fees....................................      103,872
       Custody fees.........................................       96,166
       Fund accounting fees.................................       39,885
       Transfer agent fees..................................       50,082
       Other fees...........................................       48,697
                                                             ------------
        Total Expenses before reductions....................      893,422
        Less Expenses reduced by the Investment
         Advisor............................................      (71,489)
                                                             ------------
        Net Expenses........................................      821,933
                                                             ------------
     Net Investment Income/(Loss)...........................     (322,840)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (28,123,123)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   15,186,977
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts, and swap
        contracts...........................................  (12,513,542)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................  (25,449,688)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(25,772,528)
                                                             ============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $    (322,840)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................     (12,936,146)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................     (12,513,542)
                                                                                                     -------------
  Change in net assets resulting from operations..................................................     (25,772,528)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     914,822,517
  Cost of shares redeemed.........................................................................    (947,529,845)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................     (32,707,328)
                                                                                                     -------------
  Change in net assets............................................................................     (58,479,856)
Net Assets:
  Beginning of year...............................................................................      89,040,827
                                                                                                     -------------
  End of year.....................................................................................   $  30,560,971
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................      45,257,718
  Redeemed........................................................................................     (46,661,053)
                                                                                                     -------------
  Change in shares................................................................................      (1,403,335)
                                                                                                     =============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................   $    (271,427)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................     (11,349,319)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................       9,389,396
                                                                                                     -------------
  Change in net assets resulting from operations..................................................      (2,231,350)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     487,193,262
  Cost of shares redeemed.........................................................................    (429,309,037)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      57,884,225
                                                                                                     -------------
  Change in net assets............................................................................      55,652,875
Net Assets:
  Beginning of year...............................................................................      33,387,952
                                                                                                     -------------
  End of year.....................................................................................   $  89,040,827
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................      19,355,893
  Redeemed........................................................................................     (17,074,193)
                                                                                                     -------------
  Change in shares................................................................................       2,281,700
                                                                                                     =============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods indicated.

                                                   For the              For the              For the
                                                 year ended           year ended           year ended
                                              December 31, 2002    December 31, 2001    December 31, 2000
                                              -----------------    -----------------    -----------------
Net Asset Value, Beginning of Period.........    $     25.51          $     27.61          $     35.99
                                                 -----------          -----------          -----------
 Net investment income/(loss)................          (0.16)/(b)/          (0.17)/(b)/          (0.04)/(b)/
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................         (10.71)               (1.93)               (7.90)
                                                 -----------          -----------          -----------
 Total income/(loss) from investment
   operations................................         (10.87)               (2.10)               (7.94)
                                                 -----------          -----------          -----------
Distributions to Shareholders From:
 Net investment income.......................             --                   --                (0.02)
 Net realized gains on investments and
   futures contracts.........................             --                   --                (0.42)
                                                 -----------          -----------          -----------
 Total distributions.........................             --                   --                (0.44)
                                                 -----------          -----------          -----------
Net Asset Value, End of Period...............    $     14.64          $     25.51          $     27.61
                                                 ===========          ===========          ===========
Total Return.................................         (42.61)%              (7.61)%             (22.14)%
Ratios/Supplemental Data:
Net assets, end of year......................    $30,560,971          $89,040,827          $33,387,952
Ratio of expenses to average net assets......           1.98%                2.11%                1.95%
Ratio of net investment income/(loss) to
 average net assets..........................          (0.78)%              (0.69)%              (0.12)%
Ratio of expenses to average net assets*.....           2.15%                2.11%                2.24%
Portfolio turnover...........................          1,511%                 842%               1,971%

 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the periods
indicated.
                                                 For the period
                                              October 18, 1999/(a)/
                                                    through
                                               December 31, 1999
                                              --------------------
Net Asset Value, Beginning of Period.........      $    30.00
                                                   ----------
 Net investment income/(loss)................            0.06
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swaps contracts...........................            5.93
                                                   ----------
 Total income/(loss) from investment
   operations................................            5.99
                                                   ----------
Distributions to Shareholders From:
 Net investment income.......................              --
 Net realized gains on investments and
   futures contracts.........................              --
                                                   ----------
 Total distributions.........................              --
                                                   ----------
Net Asset Value, End of Period...............      $    35.99
                                                   ==========
Total Return.................................           19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of year......................      $9,803,920
Ratio of expenses to average net assets......            1.70%/(d)/
Ratio of net investment income/(loss) to
 average net assets..........................            1.75%/(d)/
Ratio of expenses to average net assets*.....            2.53%/(d)/
Portfolio turnover...........................             686%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                                ProFund VP Bear

   For the year ended December 31, 2002, the ProFund VP Bear had a NAV total return of 20.82%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that inversely correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bear achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.


                  [CHART]


Value of a $10,000 Investment

               ProFund
               VP Bear          S&P 500
               -------          -------
1/22/01       $10,000           $10,000
3/31/01        11,667             8,641
6/30/01        11,073             9,118
9/30/01        12,960             7,751
12/31/01       11,690             8,549
3/31/02        11,617             8,544
6/30/02        13,307             7,371
9/30/02        15,657             6,071
12/31/02       14,124             6,552


------------------------------------
    Average Annual Total Return
         as of 12/31/02
------------------------------------
                          Since
                        Inception
           1 Year        (1/22/01)
------------------------------------
VP Bear    20.82%          19.48%
------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Bear is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bear                          Investments
                                                December 31, 2002

         Federal Home Loan Bank (23.2%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        Federal Home Loan Bank,
         0.50%, 01/02/03....................... $18,052,000 $18,051,499
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         BANK..................................              18,051,499
                                                            -----------
         Federal Home Loan Mortgage Corporation (23.2%)
        Federal Home Loan Mortgage
         Corporation, 0.50%, 01/02/03..........  18,052,000  18,051,499
                                                            -----------
        TOTAL FEDERAL HOME LOAN
         MORTGAGE CORPORATION..................              18,051,499
                                                            -----------
         Federal National Mortgage Association (23.2%)
        Federal National Mortgage Association,
         0.50%, 01/02/03.......................  18,052,000  18,051,498
                                                            -----------
        TOTAL FEDERAL NATIONAL
         MORTGAGE ASSOCIATION..................              18,051,498
                                                            -----------
         U.S. Treasury Bills (23.2%)
        U.S. Treasury Bills, 0.51%, 01/02/03...  18,052,000  18,051,498
                                                            -----------
        TOTAL U.S. TREASURY BILLS..............              18,051,498
                                                            -----------
         Repurchase Agreement (23.0%)
        State Street Bank, 0.95%, 01/02/03,
         dated 12/31/02, with maturity value of
         $18,048,953 (Fully collateralized by a
         Federal Home Loan Mortgage
         Corporation Security).................  18,048,000  18,048,000
                                                            -----------
        TOTAL REPURCHASE
         AGREEMENT.............................              18,048,000
                                                            -----------

         Options Purchased (0.0%)
                                                Contracts     Value
                                                --------- ------------
        S&P 500 Call Option expiring January
         2003 @ $1,200.........................    300    $      2,250
                                                          ------------
        TOTAL OPTIONS PURCHASED................                  2,250
                                                          ------------
        TOTAL INVESTMENTS
         (Cost $90,260,096)/(a)/--115.8%.......             90,256,244
        Net other assets/(liabilities)--(15.8)%            (12,318,459)
                                                          ------------
        NET ASSETS--100.0%.....................           $ 77,937,785
                                                          ============

------
/(a)/Cost for federal income taxes is $90,257,246 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $2,850 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

              Unrealized appreciation................... $     0
              Unrealized depreciation...................  (1,002)
                                                         -------
              Net unrealized appreciation/(depreciation) $(1,002)
                                                         =======

At December 31, 2002, the following futures contracts sold were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $17,140,500)...    78        $(99,801)
           E-mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $87,900)..     2        $  2,801


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $72,212,096)........... $72,208,244
         Repurchase agreement, at amortized cost............  18,048,000
                                                             -----------
          Total Investments.................................  90,256,244
         Cash...............................................   2,559,282
         Interest receivable................................         476
         Receivable for capital shares issued...............      63,327
         Prepaid expenses...................................         961
                                                             -----------
          Total Assets......................................  92,880,290
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................  14,381,274
         Unrealized depreciation on swap contracts..........     311,637
         Variation margin on futures contracts..............      42,057
         Advisory fees payable..............................      67,014
         Management services fees payable...................      11,530
         Administration fees payable........................       3,802
         Administrative services fees payable...............      37,376
         Distribution fees payable..........................      22,355
         Other accrued expenses.............................      65,460
                                                             -----------
          Total Liabilities.................................  14,942,505
                                                             -----------
       Net Assets........................................... $77,937,785
                                                             ===========
       Net Assets consist of:
         Capital............................................ $79,949,495
         Accumulated net investment income/(loss)...........       6,559
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (1,605,780)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................    (412,489)
                                                             -----------
       Net Assets........................................... $77,937,785
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,842,794
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     42.29
                                                             ===========

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Interest............................................. $  1,044,593
                                                             ------------
     Expenses:
       Advisory fees........................................      553,504
       Management services fees.............................      110,701
       Administration fees..................................       39,299
       Administrative services fees.........................      319,383
       Distribution fees....................................      184,501
       Custody fees.........................................       52,683
       Fund accounting fees.................................       77,994
       Transfer agent fees..................................       75,961
       Other fees...........................................       87,816
                                                             ------------
        Total Expenses before reductions....................    1,501,842
        Less Expenses reduced by the Investment
         Advisor............................................      (39,311)
                                                             ------------
        Net Expenses........................................    1,462,531
                                                             ------------
     Net Investment Income/(Loss)...........................     (417,938)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments, Futures Contracts and Swap
      Contracts:
       Net realized gains/(losses) on investments...........  (53,641,881)
       Net realized gains/(losses) on futures contracts and
        swap contracts......................................   56,821,601
       Change in net unrealized appreciation/(depreciation)
        on investments, futures contracts and swap
        contracts...........................................     (228,289)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments, futures contracts and swap
         contracts..........................................    2,951,431
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $  2,533,493
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear


 Statements of Changes in Net Assets

                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2002
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................  $      (417,938)
  Net realized gains/(losses) on investments, futures contracts and swap contracts................        3,179,720
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................         (228,289)
                                                                                                    ---------------
  Change in net assets resulting from operations..................................................        2,533,493
                                                                                                    ---------------
Distributions to Shareholders From:
  Net investment income...........................................................................         (163,471)
                                                                                                    ---------------
  Change in net assets resulting from distributions...............................................         (163,471)
                                                                                                    ---------------
Capital Transactions:
  Proceeds from shares issued.....................................................................    2,094,654,367
  Dividends reinvested............................................................................          163,471
  Cost of shares redeemed.........................................................................   (2,056,540,320)
                                                                                                    ---------------
  Change in net assets resulting from capital transactions........................................       38,277,518
                                                                                                    ---------------
  Change in net assets............................................................................       40,647,540
Net Assets:
  Beginning of period.............................................................................       37,290,245
                                                                                                    ---------------
  End of period...................................................................................  $    77,937,785
                                                                                                    ===============
Share Transactions:
  Issued..........................................................................................       52,297,216
  Reinvested......................................................................................            3,845
  Redeemed........................................................................................      (51,521,540)
                                                                                                    ---------------
  Change in shares................................................................................          779,521
                                                                                                    ===============

 Statements of Changes in Net Assets
                                                                                                      For the period
                                                                                                   January 22, 2001/(a)/
                                                                                                         through
                                                                                                    December 31, 2001
                                                                                                   --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)....................................................................    $     157,452
  Net realized gains/(losses) on investments, futures contracts and swap contracts................       (4,867,571)
  Change in net unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................         (184,200)
                                                                                                      -------------
  Change in net assets resulting from operations..................................................       (4,894,319)
                                                                                                      -------------
Distributions to Shareholders From:
  Net investment income...........................................................................               --
                                                                                                      -------------
  Change in net assets resulting from distributions...............................................               --
                                                                                                      -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................      425,796,658
  Dividends reinvested............................................................................               --
  Cost of shares redeemed.........................................................................     (383,612,094)
                                                                                                      -------------
  Change in net assets resulting from capital transactions........................................       42,184,564
                                                                                                      -------------
  Change in net assets............................................................................       37,290,245
Net Assets:
  Beginning of period.............................................................................               --
                                                                                                      -------------
  End of period...................................................................................    $  37,290,245
                                                                                                      =============
Share Transactions:
  Issued..........................................................................................       12,150,320
  Reinvested......................................................................................               --
  Redeemed........................................................................................      (11,087,047)
                                                                                                      -------------
  Change in shares................................................................................        1,063,273
                                                                                                      =============

------
/(a)/Commencementof operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear


    Financial Highlights
   Selected data for a share of
   beneficial interest
   outstanding throughout the
   periods indicated.
                                                          For the period
                                       For the         January 22, 2001/(a)/
                                     year ended              through
                                  December 31, 2002     December 31, 2001
                                  -----------------    --------------------
   Net Asset Value, Beginning of
    Period.......................    $     35.07           $     30.00
                                     -----------           -----------
   Investment Activities:
    Net investment income/(loss).          (0.23)/(b)/            0.26/(b)/
    Net realized and unrealized
      gains/(losses) on
      investments, futures
      contracts and swap
      contracts..................           7.53                 4.81 /(c)/
                                     -----------           -----------
    Total income/(loss) from
      investment activities......           7.30                  5.07
                                     -----------           -----------
   Distribution to Shareholders
    From:
    Net investment income........          (0.08)                   --
                                     -----------           -----------
   Net Asset Value, End of Period    $     42.29           $     35.07
                                     ===========           ===========
   Total Return..................          20.82%                16.90%/(d)/
   Ratios/Supplemental Data:
   Net assets, end of year.......    $77,937,785           $37,290,245
   Ratio of expenses to average
    net assets...................           1.98%                 1.89%/(e)/
   Ratio of net investment
    income/(loss) to average net
    assets.......................          (0.57)%                0.77%/(e)/
   Ratio of expenses to average
    net assets*..................           2.03%                 1.89%/(e)/
   Portfolio turnover............             --                 1,144%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized


              See accompanying notes to the financial statements.

                          ProFund VP Short Small-Cap

   For the period September 3, 2002 through December 31, 2002, the ProFund VP Short Small-Cap had a NAV total return of -4.20%*, compared to a return of 1.05% for the unmanaged Russell 2000(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that inversely corresponds with the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of the common stocks of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the ProFund VP Short Small-Cap achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                              [CHART]

Value of a $10,000 Investment

            ProFund VP Short Small-Cap        Russell 2000
            --------------------------        ------------
   9/3/02            $10,000                    $10,000
  9/30/02             10,313                      9,555
 12/31/02              9,580                     10,105
----------------------------------------------------------
                      Aggregate Total Return
                          as of 12/31/02
----------------------------------------------------------
                              Since
                            Inception
                            (9/03/02)
----------------------------------------------------------
VP Short Small-Cap           (4.20)%
----------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from 9/3/02 to 12/31/02.

    The performance of the ProFund VP Short Small-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

    PROFUNDS VP                          Schedule of Portfolio Investments
    ProFund VP Short Small-Cap                           December 31, 2002

 Federal Home Loan Bank (1.8%)
                                                             Principal
                                                              Amount    Value
                                                             --------- -------
Federal Home Loan Bank, 0.50%, 01/02/03.....................  $40,000  $39,999
                                                                       -------
TOTAL FEDERAL HOME LOAN BANK................................            39,999
                                                                       -------
 Federal Home Loan Mortgage Corporation (1.8%)
Federal Home Loan Mortgage Corporation, 0.50%, 01/02/03.....   40,000   39,999
                                                                       -------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION................            39,999
                                                                       -------
 Federal National Mortgage Association (1.8%)
Federal National Mortgage Association, 0.50%, 01/02/03......   40,000   39,999
                                                                       -------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION.................            39,999
                                                                       -------
 U.S. Treasury Bills (1.8%)
U.S. Treasury Bills, 0.51%, 01/02/03........................   40,000   39,999
                                                                       -------
TOTAL U.S. TREASURY BILLS...................................            39,999
                                                                       -------

 Repurchase Agreement (1.7%)
                                                           Principal
                                                            Amount     Value
                                                           --------- ----------
State Street Bank, 0.95%, 01/02/03, dated 12/31/02, with
 maturity value of $36,002 (Fully collateralized by a
 Federal Home Loan Mortgage Corporation Security).........  $36,000  $   36,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENT................................               36,000
                                                                     ----------
 Options Purchased (0.1%)
                                                           Contracts
                                                           ---------
Russell Call Option expiring January 2003 @ $900..........        5          50
Russell Call Option expiring February 2003 @ $900.........        5         100
                                                                     ----------
TOTAL OPTIONS PURCHASED...................................                  150
                                                                     ----------
TOTAL INVESTMENTS (Cost $196,293) (a)--9.0%...............              196,146
Net other assets/(liabilities)--91.0%.....................            1,976,782
                                                                     ----------
NET ASSETS--100.0%........................................           $2,172,928
                                                                     ==========

------
/(a)/Cost for federal income taxes is $196,148 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $145 for options. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

          Unrealized appreciation................................ $ 0
          Unrealized depreciation................................  (2)
                                                                  ---
          Net unrealized appreciation/(depreciation)............. $(2)
                                                                  ===


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap


 Statement of Assets and Liabilities
                                                            December 31, 2002
Assets:
 Investments, at value (cost $160,293)........................... $  160,146
 Repurchase agreement, at amortized cost.........................     36,000
                                                                  ----------
   Total Investments.............................................    196,146
 Cash............................................................        610
 Interest receivable.............................................          1
 Receivable for capital shares issued............................  1,980,858
                                                                  ----------
   Total Assets..................................................  2,177,615
                                                                  ----------
Liabilities:
 Unrealized depreciation on swap contracts.......................      1,112
 Advisory fees payable...........................................        841
 Management services fees payable................................        168
 Administration fees payable.....................................         28
 Distribution fees payable.......................................      1,242
 Other accrued expenses..........................................      1,296
                                                                  ----------
   Total Liabilities.............................................      4,687
                                                                  ----------
Net Assets....................................................... $2,172,928
                                                                  ==========
Net Assets consist of:
 Capital......................................................... $2,852,582
 Accumulated net investment income/(loss)........................         (5)
 Accumulated net realized gains/(losses) on investments, futures
   contracts and swap contracts..................................   (678,390)
 Net unrealized appreciation/(depreciation) on investments and
   swap contracts................................................     (1,259)
                                                                  ----------
Net Assets....................................................... $2,172,928
                                                                  ==========
 Shares of Beneficial Interest Outstanding.......................     75,606
                                                                  ==========
 Net Asset Value (offering and redemption price per share)....... $    28.74
                                                                  ==========

 Statement of Operations
             For the period September 3, 2002/(a)/ through December 31, 2002
Investment Income:
 Interest......................................................... $   7,874
                                                                   ---------
Expenses:
 Advisory fees....................................................     3,961
 Management services fees.........................................       792
 Administration fees..............................................        28
 Distribution fees................................................     1,320
 Custody fees.....................................................     2,062
 Fund accounting fees.............................................        54
 Transfer agent fees..............................................        39
 Audit fees.......................................................       698
 Other fees.......................................................       143
                                                                   ---------
   Total Expenses.................................................     9,097
                                                                   ---------
Net Investment Income/(Loss)......................................    (1,223)
                                                                   ---------
Realized and Unrealized Gains/(Losses) on Investments, Futures
 Contracts and Swap Contracts:
 Net realized gains/(losses) on investments.......................       964
 Net realized gains/(losses) on futures contracts and swap
   contracts......................................................  (680,368)
 Change in net unrealized appreciation/(depreciation) on
   investments and swap contracts.................................    (1,259)
                                                                   ---------
   Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts..........................  (680,663)
                                                                   ---------
Change in Net Assets Resulting from Operations.................... $(681,886)
                                                                   =========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

 Statement of Changes in Net Assets
                                                                                             For the period
                                                                                          September 3, 2002/(a)/
                                                                                                 through
                                                                                            December 31, 2002
                                                                                          ---------------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................     $     (1,223)
  Net realized gains/(losses) on investments, futures contracts and swap contracts.......         (679,404)
  Change in net unrealized appreciation/(depreciation) on investments and swap contracts.           (1,259)
                                                                                              ------------
  Change in net assets resulting from operations.........................................         (681,886)
                                                                                              ------------
Capital Transactions:
  Proceeds from shares issued............................................................       93,563,329
  Cost of shares redeemed................................................................      (90,708,515)
                                                                                              ------------
  Change in net assets resulting from capital transactions...............................        2,854,814
                                                                                              ------------
  Change in net assets...................................................................        2,172,928
Net Assets:
  Beginning of period....................................................................               --
                                                                                              ------------
  End of period..........................................................................     $  2,172,928
                                                                                              ============
Share Transactions:
  Issued.................................................................................        3,127,740
  Redeemed...............................................................................       (3,052,134)
                                                                                              ------------
  Change in shares.......................................................................           75,606
                                                                                              ============

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                                      For the period
                                                                                                   September 3, 2002/(a)/
                                                                                                          through
                                                                                                     December 31, 2002
                                                                                                   ---------------------
Net Asset Value, Beginning of Period..............................................................      $    30.00
                                                                                                        ----------
Investment Activities:
  Net investment income/(loss)....................................................................           (0.02)/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts and swap contracts.           (1.24)
                                                                                                        ----------
  Total income/(loss) from investment activities..................................................           (1.26)
                                                                                                        ----------
Net Asset Value, End of Period....................................................................      $    28.74
                                                                                                        ==========
Total Return......................................................................................           (4.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................................      $2,172,928
Ratio of expenses to average net assets...........................................................            1.73%/(d)/
Ratio of net investment income/(loss) to average net assets.......................................           (0.23)%/(d)/
Portfolio turnover................................................................................              --

------
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                          ProFund VP Basic Materials

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Basic Materials had a NAV total return of -14.47%*, compared to a return of -14.24% for the unmanaged Dow Jones U.S. Basic Materials Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index is an unmanaged index, which measures the performance of the basic materials economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Basic Materials achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Basic Materials Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Basic Materials Index or any of the companies included in the Dow Jones U.S. Basic Materials Index.


                                    [CHART]

Value of a $10,000 Investment

             Basic Materials    Dow Jones U.S. Basic Mat.
             ---------------    -------------------------
05/01/02        $10,000                 $10,000
06/30/02         10,237                  10,220
09/30/02          7,820                   7,825
12/31/02          8,553                   8,576

--------------------------------
  Aggregate Total Return
      as of 12/31/02
--------------------------------
                        Since
                      Inception
                       (5/1/02)
--------------------------------
VP Basic Materials     (14.47)%
--------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Basic Materials is measured against the Dow Jones U.S. Basic Materials Index, an unmanaged index generally representative of the performance of the basic materials economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Basic Materials               Investments
                                                December 31, 2002

            Common Stocks (99.0%)
                                                    Shares   Value
                                                    ------ ----------
           Air Products & Chemicals, Inc...........  3,634 $  155,354
           Airgas, Inc.*...........................  1,012     17,457
           AK Steel Holding Corp...................  1,656     13,248
           Albemarle Corp..........................    552     15,704
           Alcoa, Inc.............................. 13,570    309,124
           Allegheny Technologies, Inc.............  1,058      6,591
           Ashland, Inc............................  1,012     28,872
           Avery Dennison Corp.....................  1,564     95,529
           Boise Cascade Corp......................    920     23,202
           Bowater, Inc............................    874     36,664
           Cabot Corp..............................    966     25,638
           Cabot Microelectronics Corp.*...........    368     17,370
           Cambrex Corp............................    414     12,507
           Caraustar Industries, Inc...............    460      4,361
           Carpenter Technology Corp...............    322      4,009
           Cleveland-Cliffs, Inc...................    184      3,652
           Crompton Corp...........................  1,794     10,674
           Cytec Industries, Inc.*.................    644     17,568
           Dow Chemical Co......................... 14,674    435,818
           Du Pont (E.I.) de Nemours............... 15,962    676,788
           Eastman Chemical Co.....................  1,242     45,668
           Ecolab, Inc.............................  1,794     88,803
           Engelhard Corp..........................  2,070     46,265
           Ferro Corp..............................    644     15,733
           Freeport-McMoRan Copper & Gold,
            Inc.--Class B*.........................  2,346     39,366
           Fuller (H. B.) Co.......................    460     11,905
           Georgia Gulf Corp.......................    506     11,709
           Georgia Pacific Corp....................  3,542     57,239
           Great Lakes Chemical Corp...............    598     14,280
           Hercules, Inc.*.........................  1,564     13,763
           IMC Global, Inc.........................  1,656     17,670
           International Flavors & Fragrances, Inc.  1,288     45,209
           International Paper Co..................  7,084    247,728
           Louisiana-Pacific Corp.*................  1,656     13,347
           Lubrizol Corp...........................    828     25,254
           Lyondell Chemical Co....................  2,070     26,165
           Macdermid, Inc..........................    414      9,460
           MeadWestvaco Corp.......................  3,220     79,566
           Meridian Gold, Inc.*....................  1,564     27,573
           Millennium Chemicals, Inc...............  1,012      9,634
           Newmont Mining Corp.....................  5,658    164,252
           Nucor Corp..............................  1,150     47,495
           Olin Corp...............................    920     14,306
           OM Group, Inc...........................    460      3,165
           Phelps Dodge Corp.*.....................  1,426     45,133
           Pope & Talbot, Inc......................    230      3,280
           Potlatch Corp...........................    460     10,985
           PPG Industries, Inc.....................  2,714    136,107
           Praxair, Inc............................  2,576    148,816
           Rayonier, Inc...........................    460     20,815
           Rohm & Haas Co..........................  2,714     88,151
           RPM, Inc................................  1,840     28,115
           RTI International Metals, Inc.*.........    322      3,252
           Ryerson Tull, Inc.......................    368      2,245
           Schulman (A.), Inc......................    460      8,561
           Sigma-Aldrich Corp......................    966     47,044
           Solutia, Inc............................  1,702      6,178
           Stillwater Mining Co.*..................    690      3,692
           Tredegar Corp...........................    368      5,520

              Common Stocks, continued
                                                  Shares   Value
                                                  ------ ----------
             United States Steel Corp............ 1,656  $   21,727
             Valspar Corp........................   736      32,516
             Wausau-Mosinee Paper Corp...........   782       8,774
             WD-40 Co............................   276       7,292
             Wellman, Inc........................   506       6,826
             Weyerhaeuser Co..................... 3,542     174,302
             Worthington Industries, Inc......... 1,104      16,825
                                                         ----------
             TOTAL COMMON STOCKS.................         3,811,841
                                                         ----------
             TOTAL INVESTMENTS
              (Cost $3,544,368)/(a)/--99.0%......         3,811,841
             Net other assets/(liabilities)--1.0%            39,158
                                                         ----------
             NET ASSETS--100.0%..................        $3,850,999
                                                         ==========

------
*    Non-income producing security
/(a)/Cost for federal income taxes is $4,867,419 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,323,051. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $   276,545
                   Unrealized depreciation.....  (1,332,123)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(1,055,578)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $3,544,368)............ $ 3,811,841
         Dividends and interest receivable..................       9,439
         Receivable for investments sold....................   1,325,367
                                                             -----------
          Total Assets......................................   5,146,647
                                                             -----------
       Liabilities:
         Cash overdraft.....................................      19,475
         Payable for capital shares redeemed................   1,266,184
         Advisory fees payable..............................       3,091
         Management services fees payable...................         471
         Administration fees payable........................         155
         Administrative services fees payable...............       1,571
         Distribution fees payable..........................         796
         Other accrued expenses.............................       3,905
                                                             -----------
          Total Liabilities.................................   1,295,648
                                                             -----------
       Net Assets........................................... $ 3,850,999
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 5,984,486
         Accumulated net investment income/(loss)...........      40,448
         Accumulated net realized gains/(losses) on
          investments.......................................  (2,441,408)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     267,473
                                                             -----------
       Net Assets........................................... $ 3,850,999
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     150,109
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     25.66
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Dividends............................................ $    97,025
        Interest.............................................         156
                                                              -----------
         Total Investment Income.............................      97,181
                                                              -----------
      Expenses:
        Advisory fees........................................      22,605
        Management services fees.............................       4,521
        Administration fees..................................         615
        Administrative services fees.........................      15,037
        Distribution fees....................................       7,535
        Custody fees.........................................       7,094
        Fund accounting fees.................................       1,686
        Transfer agent fees..................................       2,727
        Other fees...........................................       4,534
                                                              -----------
         Total Expenses before reductions....................      66,354
         Less Expenses reduced by the Investment
          Advisor............................................      (6,747)
                                                              -----------
         Net Expenses........................................      59,607
                                                              -----------
      Net Investment Income/(Loss)...........................      37,574
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (2,441,408)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................     267,473
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (2,173,935)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,136,361)
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials


  Statement of Changes in Net Assets
                                                               For the period
                                                              May 1, 2002/(a)/
                                                                   through
                                                              December 31, 2002
                                                              -----------------
 From Investment Activities:
 Operations:
  Net investment income/(loss)...............................   $     37,574
  Net realized gains/(losses) on investments.................     (2,441,408)
  Change in net unrealized appreciation/(depreciation) on
    investments..............................................        267,473
                                                                ------------
  Change in net assets resulting from operations.............     (2,136,361)
                                                                ------------
 Capital Transactions:
  Proceeds from shares issued................................     94,107,644
  Cost of shares redeemed....................................    (88,120,284)
                                                                ------------
  Change in net assets resulting from capital transactions...      5,987,360
                                                                ------------
  Change in net assets.......................................      3,850,999
 Net Assets:
  Beginning of period........................................             --
                                                                ------------
  End of period..............................................   $  3,850,999
                                                                ============
 Share Transactions:
  Issued.....................................................      3,436,644
  Redeemed...................................................     (3,286,535)
                                                                ------------
  Change in shares...........................................        150,109
                                                                ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                    May 1, 2002/(a)/
                                                                         through
                                                                    December 31, 2002
                                                                    -----------------
Net Asset Value, Beginning of Period...............................    $    30.00
                                                                       ----------
Investment Activities:
  Net investment income/(loss).....................................          0.23/(b)/
  Net realized and unrealized gains/(losses) on investments........         (4.57)
                                                                       ----------
  Total income/(loss) from investment activities...................         (4.34)
                                                                       ----------
Net Asset Value, End of Period.....................................    $    25.66
                                                                       ==========
Total Return.......................................................        (14.47)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $3,850,999
Ratio of expenses to average net assets............................          1.98%/(d)/
Ratio of net investment income/(loss) to average net assets........          1.25%/(d)/
Ratio of expenses to average net assets*...........................          2.21%/(d)/
Portfolio turnover.................................................         2,498%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                              ProFund VP Internet

   For the period ended May 1, 2002 to December 31, 2002, the ProFund VP Internet had a NAV total return of -13.37%*, compared to a return of -9.87% for the unmanaged Dow Jones Composite Internet Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index. The Dow Jones Composite Internet Index is an unmanaged index, which measures the performance of the internet sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Internet achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones Composite Internet Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones Composite Internet Index or any of the companies included in the Dow Jones Composite Internet Index.

                                    [CHART]

Value of a $10,000 Investment

                       ProFund VP Internet     Dow Jones Composite Internet
                       -------------------     ----------------------------
  5/01/2002                 $10,000                      $10,000
  6/30/2002                   8,450                        8,482
  9/30/2002                   6,177                        6,396
 12/31/2002                   8,663                        9,013

--------------------------------------------
       Aggregate Total Return
             as of 12/31/02
--------------------------------------------
                                      Since
                                   Inception
                                    (5/1/02)
--------------------------------------------
VP Internet                         (13.37)%
--------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from 5/1/02 to 12/31/02.

   The performance of the ProFund VP Internet is measured against the Dow Jones Composite Internet Index, an unmanaged index generally representative of the performance of the internet sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Internet                      Investments
                                                December 31, 2002


           Common Stocks (97.2%)
                                                   Shares     Value
                                                   ------- -----------
          Agile Software Corp.*...................  29,940 $   231,736
          Akamai Technologies, Inc.*..............  62,874     108,772
          Amazon.com, Inc.*....................... 134,730   2,545,050
          Ameritrade Holding Corp.-- Class A*..... 224,470   1,270,500
          Ariba, Inc.*............................ 148,702     368,781
          BEA Systems, Inc.*...................... 235,528   2,701,506
          Check Point Software Technologies, Ltd.*  87,784   1,138,558
          CheckFree Holdings Corp.*...............  41,916     670,698
          CMGI, Inc.*............................. 224,550     220,284
          CNET Networks, Inc.*....................  78,842     213,662
          Commerce One, Inc.*.....................  13,972      38,423
          Digital Insight Corp.*..................  16,966     147,435
          DoubleClick, Inc.*......................  77,844     440,597
          EarthLink, Inc.*........................  77,844     424,250
          eBay, Inc.*.............................  42,914   2,910,426
          ETRADE Group, Inc.*..................... 221,556   1,076,762
          Expedia, Inc.--Class A*.................  13,972     935,149
          FreeMarkets, Inc.*......................  23,952     154,227
          Hotels.com*.............................   3,992     218,083
          I2 Technologies, Inc.*.................. 184,630     212,325
          Infospace, Inc.*........................  13,972     118,049
          Inktomi Corp.*..........................  88,822     142,115
          Internet Security Systems, Inc.*........  26,946     493,920
          Interwoven, Inc.*.......................  61,876     160,878
          LendingTree, Inc.*......................  13,972     179,959
          Macromedia, Inc.*.......................  36,926     393,262
          Overture Services, Inc.*................  30,938     844,917
          priceline.com, Inc.*....................  57,884      92,614
          RealNetworks, Inc.*.....................  63,872     243,352
          Siebel Systems, Inc.*................... 265,468   1,985,701
          Tibco Software, Inc.*...................  49,900     308,382
          Ticketmaster Online-CitySearch, Inc.*...  15,968     338,841
          TMP Worldwide, Inc.*....................  51,896     586,944
          United Online, Inc.*....................  16,966     270,455
          VeriSign, Inc.*......................... 132,734   1,064,527
          Vignette Corp.*......................... 152,694     187,356
          WebMD Corp.*............................ 141,636   1,210,988
          webMethods, Inc.*.......................  29,940     246,107
          Websense, Inc.*.........................  12,974     277,138
          Yahoo!, Inc.*........................... 176,646   2,888,161
                                                           -----------
          TOTAL COMMON STOCKS.....................          28,060,890
                                                           -----------

            Federal Home Loan Bank (0.2%)
                                                Principal
                                                 Amount      Value
                                                --------- -----------
           Federal Home Loan Bank, 0.50%,
            01/02/03...........................  $63,000  $    62,998
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........                62,998
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $24,068,548)/(a)/--97.4%.....            28,123,888
           Net other assets/(liabilities)--2.6%               756,561
                                                          -----------
           NET ASSETS--100.0%..................           $28,880,449
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $25,574,103 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,505,555. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 4,379,348
                   Unrealized depreciation.....  (1,829,563)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $ 2,549,785
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $24,068,548)........... $28,123,888
         Cash...............................................       8,867
         Receivable for investments sold....................     827,825
         Receivable for capital shares issued...............     581,501
                                                             -----------
          Total Assets......................................  29,542,081
                                                             -----------
       Liabilities:
         Payable for investments purchased..................     607,500
         Advisory fees payable..............................      20,329
         Management services fees payable...................       3,737
         Administration fees payable........................       1,225
         Administrative services fees payable...............      12,457
         Distribution fees payable..........................       6,303
         Other accrued expenses.............................      10,081
                                                             -----------
          Total Liabilities.................................     661,632
                                                             -----------
       Net Assets........................................... $28,880,449
                                                             ===========
       Net Assets consist of:
         Capital............................................ $26,177,018
         Accumulated net realized gains/(losses) on
          investments.......................................  (1,351,909)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   4,055,340
                                                             -----------
       Net Assets........................................... $28,880,449
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,111,342
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     25.99
                                                             ===========

       Statement of Operations
                For the period May 1, 2002/(a)/ through December 31, 2002
      Investment Income:
        Interest............................................. $        96
                                                              -----------
      Expenses:
        Advisory fees........................................      43,001
        Management services fees.............................       8,600
        Administration fees..................................       2,598
        Administrative services fees.........................      28,624
        Distribution fees....................................      14,334
        Custody fees.........................................       4,459
        Fund accounting fees.................................       5,375
        Transfer agent fees..................................       3,881
        Other fees...........................................       6,494
                                                              -----------
         Total Expenses before reductions....................     117,366
         Less Expenses reduced by the Investment
          Advisor............................................      (3,895)
                                                              -----------
         Net Expenses........................................     113,471
                                                              -----------
      Net Investment Income/(Loss)...........................    (113,375)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (1,238,630)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................   4,055,340
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................   2,816,710
                                                              -----------
      Change in Net Assets Resulting from Operations......... $ 2,703,335
                                                              ===========

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet


 Statement of Changes in Net Assets
                                                                        For the period
                                                                       May 1, 2002/(a)/
                                                                            through
                                                                       December 31, 2002
                                                                       -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $   (113,375)
  Net realized gains/(losses) on investments..........................     (1,238,630)
  Change in net unrealized appreciation/(depreciation) on investments.      4,055,340
                                                                         ------------
  Change in net assets resulting from operations......................      2,703,335
                                                                         ------------
Capital Transactions:
  Proceeds from shares issued.........................................     67,633,486
  Cost of shares redeemed.............................................    (41,456,372)
                                                                         ------------
  Change in net assets resulting from capital transactions............     26,177,114
                                                                         ------------
  Change in net assets................................................     28,880,449
Net Assets:
  Beginning of period.................................................             --
                                                                         ------------
  End of period.......................................................   $ 28,880,449
                                                                         ============
Share Transactions:
  Issued..............................................................      2,884,574
  Redeemed............................................................     (1,773,232)
                                                                         ------------
  Change in shares....................................................      1,111,342
                                                                         ============

------
/(a)/Commencement of operations


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                    For the period
                                                                   May 1, 2002/(a)/
                                                                        through
                                                                   December 31, 2002
                                                                   -----------------
Net Asset Value, Beginning of Period..............................    $     30.00
                                                                      -----------
Investment Activities:
  Net investment income/(loss)....................................          (0.35)/(b)/
  Net realized and unrealized gains/(losses) on investments.......          (3.66)/(c)/
                                                                      -----------
  Total income/(loss) from investment activities..................          (4.01)
                                                                      -----------
Net Asset Value, End of Period....................................    $     25.99
                                                                      ===========
Total Return......................................................         (13.37)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................................    $28,880,449
Ratio of expenses to average net assets...........................           1.98%/(e)/
Ratio of net investment income/(loss) to average net assets.......          (1.97)%/(e)/
Ratio of expenses to average net assets*..........................           2.04%/(e)/
Portfolio turnover................................................            505%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized

              See accompanying notes to the financial statements.

                            ProFund VP Real Estate

   For the year ended December 31, 2002, the ProFund VP Real Estate had a NAV total return of 0.02%*, compared to a return of -2.96% for the unmanaged Dow Jones U.S. Real Estate Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index is an unmanaged index, which measures the performance of the real estate industry sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Real Estate achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Real Estate Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Real Estate Index or any of the companies included in the Dow Jones U.S. Real Estate Index.

                   [CHART]

Value of a $10,000 Investment

           ProFund VP Real Estate  Dow Jones U.S. Real Estate
           ----------------------  --------------------------
 1/22/01         $10,000                      $10,000
 3/31/01           9,947                        9,885
 6/30/01          11,027                       10,849
 9/30/01          10,507                       10,212
12/31/01          10,907                       10,507
 3/31/02          11,670                       11,208
 6/30/02          12,094                       11,539
 9/30/02          10,919                       10,329
12/31/02          10,909                       10,196

-------------------------------------
    Average Annual Total Return
          as of 12/31/02
-------------------------------------
                             Since
                           Inception
                 1 Year    (1/22/01)
-------------------------------------
VP Real Estate    0.02%      4.59%
-------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Real Estate is measured against the Dow Jones U.S. Real Estate Index, an unmanaged index generally representative of the performance of the real estate industry sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Real Estate                   Investments
                                                December 31, 2002

           Common Stocks (99.7%)
                                                    Shares    Value
                                                    ------ -----------
          AMB Property Corp........................ 13,943 $   381,480
          Annaly Mortgage Management, Inc.......... 14,325     269,310
          Apartment Investment & Management Co.--
           Class A................................. 14,898     558,377
          Archstone-Smith Trust.................... 30,560     719,381
          Arden Realty Group, Inc.................. 10,123     224,224
          AvalonBay Communities, Inc............... 10,887     426,117
          Boston Properties, Inc................... 16,044     591,382
          Brandywine Realty Trust..................  5,348     116,640
          BRE Properties, Inc.--Class A............  7,258     226,450
          Camden Property Trust....................  6,685     220,605
          Capital Automotive Real Estate Investment
           Trust...................................  4,011      95,061
          CarrAmerica Realty Corp..................  8,977     224,874
          Catellus Development Corp.*.............. 13,370     265,395
          CBL & Associates Properties, Inc.........  4,775     191,239
          Centerpoint Properties Corp..............  3,820     218,313
          Chelsea Property Group, Inc..............  6,494     216,315
          Colonial Properties Trust................  3,438     116,686
          Cousins Properties, Inc..................  6,494     160,402
          Crescent Real Estate Equities Co......... 16,044     266,972
          Developers Diversified Realty Corp.......  9,741     214,205
          Duke-Weeks Realty Corp................... 21,392     544,426
          Equity Inns, Inc.........................  6,494      39,094
          Equity Office Properties Trust........... 65,322   1,631,743
          Equity Residential Properties Trust...... 45,840   1,126,746
          Federal Realty Investment Trust..........  7,258     204,095
          FelCor Lodging Trust, Inc................  7,449      85,217
          First Industrial Realty Trust, Inc.......  6,494     181,832
          General Growth Properties, Inc...........  9,741     506,532
          Glenborough Realty Trust, Inc............  4,584      81,687
          Health Care Property Investors, Inc......  9,932     380,396
          Health Care Real Estate Investment Trust,
           Inc.....................................  6,112     165,330
          Healthcare Realty Trust, Inc.............  7,067     206,710
          Highwoods Properties, Inc................  8,977     198,392
          Home Properties of New York, Inc.........  3,820     131,599
          Hospitality Properties Trust.............  9,741     342,883
          Host Marriott Corp.*..................... 39,728     351,593
          HRPT Properties Trust.................... 21,774     179,418
          iStar Financial, Inc..................... 16,617     466,107
          JDN Realty Corp..........................  5,348      58,561
          Kilroy Realty Corp.......................  4,393     101,259
          Kimco Realty Corp........................ 15,089     462,327
          Koger Equity, Inc........................  3,629      56,612
          La Quinta Corp.*......................... 25,785     113,454
          Liberty Property Trust................... 12,224     390,435
          LNR Property Corp........................  4,011     141,989
          Macerich Co..............................  7,831     240,803
          Mack-Cali Realty Corp....................  8,022     243,067
          Manufactured Home Communities, Inc.......  3,438     101,868
          MeriStar Hospitality Corp................  7,640      50,424
          Mills Corp...............................  4,584     134,495
          Nationwide Health Properties, Inc........  8,404     125,472
          New Plan Excel Realty Trust, Inc......... 16,426     313,572
          Pan Pacific Retail Properties............  5,730     209,317
          Plum Creek Timber Co., Inc............... 31,324     739,245
          Post Properties, Inc.....................  6,303     150,642
          Prentiss Properties Trust................  6,303     178,249
          Prologis Trust........................... 28,268     710,940

            Common Stocks, continued
                                                 Shares      Value
                                                --------- -----------
           Public Storage, Inc.................   13,561  $   438,156
           Realty Income Corp..................    5,921      207,235
           Reckson Associates Realty Corp......    7,640      160,822
           RFS Hotel Investors, Inc............    4,775       51,857
           Rouse Co............................   14,707      466,212
           Shurgard Storage Centers, Inc.--
            Class A............................    6,112      191,550
           Simon Property Group, Inc...........   19,482      663,752
           SL Green Realty Corp................    5,157      162,961
           St. Joe Co..........................    5,157      154,710
           Trizec Properties, Inc..............   15,280      143,479
           United Dominion Realty Trust, Inc...   18,145      296,852
           Vornado Realty Trust................   14,898      554,206
           Weingarten Realty Investors.........    8,213      302,731
                                                          -----------
           TOTAL COMMON STOCKS.................            20,844,482
                                                          -----------
            Federal Home Loan Bank (0.1%)
                                                Principal
                                                 Amount
                                                ---------
           Federal Home Loan Bank,
            0.50%, 01/02/03....................  $24,000       23,999
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........                23,999
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $19,244,087)/(a)/--99.8%.....            20,868,481
           Net other assets/(liabilities)--0.2%                51,806
                                                          -----------
           NET ASSETS--100.0%..................           $20,920,287
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $23,333,332 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,089,245. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,666,285
                   Unrealized depreciation.....  (4,131,136)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(2,464,851)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $19,244,087)........... $ 20,868,481
        Cash...............................................        4,067
        Dividends and interest receivable..................      141,953
        Receivable for capital shares issued...............      195,048
        Prepaid expenses...................................          130
                                                            ------------
         Total Assets......................................   21,209,679
                                                            ------------
      Liabilities:
        Payable for investments purchased..................      218,355
        Payable for capital shares redeemed................            2
        Advisory fees payable..............................       20,831
        Management services fees payable...................        3,416
        Administration fees payable........................        1,124
        Administrative services fees payable...............       11,386
        Distribution fees payable..........................        5,944
        Other accrued expenses.............................       28,334
                                                            ------------
         Total Liabilities.................................      289,392
                                                            ------------
      Net Assets........................................... $ 20,920,287
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 29,495,225
        Accumulated net investment income/(loss)...........      328,775
        Accumulated net realized gains/(losses) on
         investments.......................................  (10,528,107)
        Net unrealized appreciation/(depreciation) on
         investments.......................................    1,624,394
                                                            ------------
      Net Assets........................................... $ 20,920,287
                                                            ============
        Shares of Beneficial Interest Outstanding..........      671,279
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      31.16
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $ 2,117,305
        Interest.............................................       1,161
                                                              -----------
         Total Investment Income.............................   2,118,466
                                                              -----------
      Expenses:
        Advisory fees........................................     261,933
        Management services fees.............................      52,387
        Administration fees..................................      18,629
        Administrative services fees.........................     161,856
        Distribution fees....................................      87,311
        Custody fees.........................................      37,502
        Fund accounting fees.................................      35,989
        Transfer agent fees..................................      43,388
        Other fees...........................................      44,961
                                                              -----------
         Total Expenses before reductions....................     743,956
         Less Expenses reduced by the Investment
          Advisor............................................     (52,569)
                                                              -----------
         Net Expenses........................................     691,387
                                                              -----------
      Net Investment Income/(Loss)...........................   1,427,079
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (5,405,461)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................    (313,918)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (5,719,379)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,292,300)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $   1,427,079      $   1,061,409
  Net realized gains/(losses) on investments..........................      (5,405,461)        (5,397,786)
  Change in net unrealized appreciation/(depreciation) on investments.        (313,918)         1,938,312
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (4,292,300)        (2,398,065)
                                                                         -------------      -------------
Distributions to Shareholders From:
  Net investment income...............................................      (1,644,743)                --
  Return of capital...................................................        (275,790)                --
                                                                         -------------      -------------
  Change in net assets resulting from distributions...................      (1,920,533)                --
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     408,200,418        203,025,879
  Dividends reinvested................................................       1,920,427                 --
  Cost of shares redeemed.............................................    (422,401,576)      (161,213,963)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............     (12,280,731)        41,811,916
                                                                         -------------      -------------
  Change in net assets................................................     (18,493,564)        39,413,851
Net Assets:
  Beginning of period.................................................      39,413,851                 --
                                                                         -------------      -------------
  End of period.......................................................   $  20,920,287      $  39,413,851
                                                                         =============      =============
Share Transactions:
  Issued..............................................................      11,980,028          6,263,889
  Reinvested..........................................................          57,128                 --
  Redeemed............................................................     (12,570,630)        (5,059,136)
                                                                         -------------      -------------
  Change in shares....................................................        (533,474)         1,204,753
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                          For the               January 22, 2001/(a)/
                                                                        year ended                    through
                                                                     December 31, 2002           December 31, 2001
                                                                     -----------------          --------------------
Net Asset Value, Beginning of Period................................    $     32.72                 $     30.00
                                                                        -----------                 -----------
Investment Activities:
  Net investment income/(loss)......................................         1.38/ (b)/                   1.53 /(b)/
  Net realized and unrealized gains/(losses) on investments.........          (1.34)                      1.19 /(c)/
                                                                        -----------                 -----------
  Total income/(loss) from investment activities....................           0.04                        2.72
                                                                        -----------                 -----------
Distributions to Shareholders From:
  Net investment income.............................................          (1.37)                         --
  Return of capital.................................................          (0.23)                         --
                                                                        -----------                 -----------
  Total distributions...............................................          (1.60)                         --
                                                                        -----------                 -----------
Net Asset Value, End of Period......................................    $     31.16                 $     32.72
                                                                        ===========                 ===========
Total Return........................................................           0.02%                       9.07%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $20,920,287                 $39,413,851
Ratio of expenses to average net assets.............................           1.98%                       1.99%/(e)/
Ratio of net investment income/(loss) to average net assets.........           4.09%                       5.01%/(e)/
Ratio of expenses to average net assets*............................           2.13%                       1.99%/(e)/
Portfolio turnover..................................................          1,163%                        753%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized
/(e)/Annualized

              See accompanying notes to the financial statements.

                            ProFund VP Money Market

   The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2002, the Fund returned 0.21%*.

   An investment in this ProFund VP is neither guaranteed nor insured by the FDIC or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

------
* Past performance is not predictive of future results. The investment return will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Money Market                  Investments
                                                December 31, 2002


          Federal Home Loan Bank (14.8%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
         Federal Home Loan Bank, 0.50%,
          01/02/03............................. $10,207,000 $10,206,858
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              10,206,858
                                                            -----------
          Federal Home Loan Mortgage Corporation (14.8%)
         Federal Home Loan Mortgage
          Corporation, 0.50%, 01/02/03.........  10,207,000  10,206,858
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.................              10,206,858
                                                            -----------
          Federal National Mortgage Association (14.8%)
         Federal National Mortgage Association,
          0.50%, 01/02/03......................  10,207,000  10,206,858
                                                            -----------
         TOTAL FEDERAL NATIONAL
          MORTGAGE ASSOCIATION.................              10,206,858
                                                            -----------

         U.S. Treasury Bills (14.8%)
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        U.S. Treasury Bills, 0.51%, 01/02/03... $10,207,000 $10,206,859
                                                            -----------
        TOTAL U.S. TREASURY BILLS..............              10,206,859
                                                            -----------
         Repurchase Agreement (14.6%)
        State Street Bank, 0.95%, 01/02/03,
         dated 12/31/02, with maturity value of
         $10,204,539 (Fully collateralized by a
         Federal Home Loan Mortgage
         Corporation Security).................  10,204,000  10,204,000
                                                            -----------
        TOTAL REPURCHASE
         AGREEMENT.............................              10,204,000
                                                            -----------
        TOTAL INVESTMENTS
         (Amortized Cost $51,031,433)
         /(a)/--73.8%..........................              51,031,433
        Net other assets/(liabilities)--26.2%..              18,147,575
                                                            -----------
        NET ASSETS--100.0%.....................             $69,179,008
                                                            ===========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market


         Statement of Assets and Liabilities
                                                      December 31, 2002
        Assets:
          Investments, at amortized cost.............    $40,827,433
          Repurchase agreement, at amortized cost....     10,204,000
                                                         -----------
           Total Investments.........................     51,031,433
          Cash.......................................            702
          Interest receivable........................            269
          Receivable for capital shares issued.......     18,401,676
          Receivable from Investment Advisor.........          7,299
          Prepaid expenses...........................            538
                                                         -----------
           Total Assets..............................     69,441,917
                                                         -----------
        Liabilities:
          Payable for capital shares redeemed........        164,099
          Administration fees payable................          2,697
          Distribution fees payable..................         49,331
          Other accrued expenses.....................         46,782
                                                         -----------
           Total Liabilities.........................        262,909
                                                         -----------
        Net Assets...................................    $69,179,008
                                                         ===========
        Net Assets consist of:
          Capital....................................    $69,179,009
          Accumulated net realized gains/(losses) on
           investments...............................             (1)
                                                         -----------
          Net Assets.................................    $69,179,008
                                                         ===========
          Shares of Beneficial Interest Outstanding..     69,179,249
                                                         ===========
          Net Asset Value (offering and redemption
           price per share)..........................    $      1.00
                                                         ===========


          Statement of Operations
                                 For the year ended December 31, 2002
         Investment Income:
           Interest........................................ $ 953,108
                                                            ---------
         Expenses:
           Advisory fees...................................   464,196
           Management services fees........................    92,840
           Administration fees.............................    27,243
           Distribution fees...............................   154,732
           Custody fees....................................    43,303
           Fund accounting fees............................    54,954
           Transfer agent fees.............................    49,092
           Other fees......................................    47,941
                                                            ---------
           Total Expenses before reductions................   934,301
           Less Expenses reduced by the Investment Advisor.  (104,633)
           Less Expenses reduced by a Third Party..........   (14,067)
                                                            ---------
           Net Expenses....................................   815,601
                                                            ---------
         Net Investment Income/(Loss)......................   137,507
                                                            ---------
         Realized and Unrealized Gains/(Losses) on
          Investments:
           Net realized gains/(losses) on investments......        (1)
                                                            ---------
         Change in Net Assets Resulting from Operations.... $ 137,506
                                                            =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

 Statements of Changes in Net Assets
                                                                                 For the period
                                                                 For the      October 29, 2001/(a)/
                                                               year ended           through
                                                            December 31, 2002  December 31, 2001
                                                            ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss).............................  $       137,507    $        11,679
  Net realized gains/(losses) on investments...............               (1)                --
                                                             ---------------    ---------------
  Change in net assets resulting from operations...........          137,506             11,679
                                                             ---------------    ---------------
Distributions to Shareholders From:
  Net investment income....................................         (137,507)           (11,679)
                                                             ---------------    ---------------
  Change in net assets resulting from distributions........         (137,507)           (11,679)
                                                             ---------------    ---------------
Capital Transactions:
  Proceeds from shares issued..............................    6,444,480,897      1,063,390,445
  Dividends reinvested.....................................          138,140             11,679
  Cost of shares redeemed..................................   (6,436,419,682)    (1,002,422,470)
                                                             ---------------    ---------------
  Change in net assets resulting from capital transactions.        8,199,355         60,979,654
                                                             ---------------    ---------------
  Change in net assets.....................................        8,199,354         60,979,654
Net Assets:
  Beginning of period......................................       60,979,654                 --
                                                             ---------------    ---------------
  End of period............................................  $    69,179,008    $    60,979,654
                                                             ===============    ===============
Share Transactions:
  Issued...................................................    6,444,480,897      1,063,390,445
  Reinvested...............................................          138,313             11,679
  Redeemed.................................................   (6,436,419,615)    (1,002,422,470)
                                                             ---------------    ---------------
  Change in shares.........................................        8,199,595         60,979,654
                                                             ===============    ===============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                  For the period
                                                                          For the              October 29, 2001/(a)/
                                                                        year ended                   through
                                                                     December 31, 2002          December 31, 2001
                                                                     -----------------         --------------------
Net Asset Value, Beginning of Period................................    $     1.000                $     1.000
                                                                        -----------                -----------
Investment Activities:
  Net investment income/(loss)......................................          0.002                      0.001
                                                                        -----------                -----------
Distributions to Shareholders From:
  Net investment income.............................................         (0.002)                    (0.001)
                                                                        -----------                -----------
Net Asset Value, End of Period......................................    $     1.000                $     1.000
                                                                        ===========                ===========
Total Return........................................................           0.21%                      0.08%/(b)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $69,179,008                $60,979,654
Ratio of expenses to average net assets.............................           1.32%                      1.60%/(c)/
Ratio of net investment income/(loss) to average net assets.........           0.22%                      0.27%/(c)/
Ratio of expenses to average net assets*............................           1.51%                      1.60%/(c)/

------
*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. /(a)/Commencement of operations
/(b)/Not annualized
/(c)/Annualized

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2002

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). Currently, the Trust consists of ninety-six separately managed series, seventy-seven of which are operational as of December 31, 2002. These accompanying financial statements relate to the following portfolios: ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Basic Materials, ProFund VP Internet, ProFund VP Real Estate and ProFund VP Money Market (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP, excluding the ProFund VP Money Market, is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP UltraMid-Cap, ProFund VP Basic Materials and ProFund VP Internet commenced operations on May 1, 2002. The ProFund VP Short Small-Cap commenced operations on September 3, 2002.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Security Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP (other than the ProFund VP Money Market) that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

   For the ProFunds VP (other than the ProFund VP Money Market), futures contracts are valued at their last sale price prior to the ProFund VP's determination of net asset value (ordinarily, 4:00 p.m. Eastern Time). Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund VP are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchange, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFunds' Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFunds VP (other than the ProFund VP Money Market) may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The

PROFUNDS VP

                               December 31, 2002

   amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

   The following are the segregated cash balances with brokers for futures contracts as of December 31, 2002:

                                                                    Balance
                                                                   ----------
   ProFund VP Bull Plus........................................... $1,984,282
   ProFund VP UltraMid-Cap........................................    334,092
   ProFund VP UltraSmall-Cap......................................    710,459
   ProFund VP Bear................................................  2,518,423
   ProFund VP Short Small-Cap.....................................          2

   Index Options and Options on Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

   Swap Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return)

PROFUNDS VP

                               December 31, 2002

   earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At December 31, 2002, the following swap contracts were outstanding and were collateralized by the securities and cash of each particular ProFund VP:

                               Long/(Short)                                     Unrealized
                                 Notional    Termination       Return         Appreciation/
                                  Amount        Date          Benchmark       (Depreciation)
                               ------------  ----------- -------------------- --------------
ProFund VP Bull Plus.......... $     60,643    1/27/03   S&P 500 Index          $  34,644
ProFund VP UltraMid-Cap.......   24,165,629    1/27/03   S&P MidCap 400 Index     136,596
ProFund VP UltraSmall-Cap.....   34,713,689    1/27/03   Russell 2000 Index      (544,996)
ProFund VP Bear...............  (60,421,414)   1/27/03   S&P 500 Index           (311,637)
ProFund VP Short Small-Cap....   (2,150,256)   1/21/03   Russell 2000 Index        (1,112)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP (other than the ProFund VP Money Market) intends to declare and distribute to its shareholders annually all of the year's net investment income. The ProFund VP Money Market ordinarily declares dividends of net investment income (and net short-term capital gains, if any) on a daily basis and distributes such dividends to shareholders on a monthly basis. Net realized capital gains, if any, will be distributed annually.

PROFUNDS VP

                               December 31, 2002


   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Taxes

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income taxes on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

   For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets of $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Trust for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and a Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $10,000 in annual meeting and retainer fees.

   The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse other expenses of the ProFunds VP (except ProFund VP Short Small-Cap and ProFund VP Money Market) for the period ended December 31, 2002 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

   The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the ProFund VP are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of December 31, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                                                Expires 2005
                                                                ------------
   ProFund VP Bull Plus........................................   $78,953
   ProFund VP UltraMid-Cap.....................................    25,730
   ProFund VP UltraSmall-Cap...................................    71,489
   ProFund VP Bear.............................................    39,311
   ProFund VP Basic Materials..................................     6,747
   ProFund VP Internet.........................................     3,895
   ProFund VP Real Estate......................................    52,569

PROFUNDS VP

                               December 31, 2002


4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2002 were as follows:

                                                     Purchases      Sales
                                                    ------------ ------------
   ProFund VP Bull Plus............................ $606,331,729 $606,255,939
   ProFund VP UltraMid-Cap.........................  218,437,184  198,519,225
   ProFund VP UltraSmall-Cap.......................  446,384,540  493,957,232
   ProFund VP Basic Materials......................   93,596,158   87,610,385
   ProFund VP Internet.............................   72,328,447   45,431,860
   ProFund VP Real Estate..........................  457,317,286  470,025,321

5. Concentration of Credit Risk

   The ProFund VP Basic Materials, ProFund VP Internet and ProFund VP Real Estate maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

6. Federal Income Tax Information

   At December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                            Expires 2008 Expires 2009 Expires 2010    Total
                            ------------ ------------ ------------ -----------
 ProFund VP Bull Plus...... $        --  $ 8,540,781  $22,809,819  $31,350,600
 ProFund VP UltraMid-Cap...          --           --    4,988,002    4,988,002
 ProFund VP UltraSmall-Cap.  14,370,041    7,875,274   26,485,641   48,730,956
 ProFund VP Bear...........          --    1,705,630           --    1,705,630
 ProFund VP Short Small-Cap          --           --      678,535      678,535
 ProFund VP Basic Materials          --           --    1,118,357    1,118,357
 ProFund VP Real Estate....          --    1,884,982    4,225,104    6,110,086
 ProFund VP Money Market...          --           --            1            1

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follows:

                                           Distributions paid from
                                           -----------------------     Total
                                            Ordinary   Tax Return  Distributions
                                             Income    of Capital      Paid
                                           ----------  ----------  -------------
  ProFund VP Bear......................... $  163,471   $     --    $  163,471
  ProFund VP Real Estate..................  1,644,743    275,790     1,920,533
  ProFund VP Money Market.................    145,534         --       145,534

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2001, were as follows:

                                                    Distributions
                                                      paid from
                                                    -------------
                                                                      Total
                                                      Ordinary    Distributions
                                                       Income         Paid
                                                    ------------- -------------
 ProFund VP Money Market...........................  $    11,679   $    11,679

   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                          Total
                           Undistributed Accumulated     Unrealized    Accumulated
                             Ordinary    Capital and   Appreciation/    Earnings/
                              Income     Other Losses  (Depreciation)   (Deficit)
                           ------------- ------------  -------------- ------------
ProFund VP Bull Plus......  $        --  $(31,350,600)  $(15,624,108) $(46,974,708)
ProFund VP UltraMid-Cap...           --    (4,988,002)    (1,448,591)   (6,436,593)
ProFund VP UltraSmall-Cap.           --   (48,730,956)    (1,123,513)  (49,854,469)
ProFund VP Bear...........           --    (1,705,630)      (306,080)   (2,011,710)
ProFund VP Short Small-Cap           --      (678,535)        (1,119)     (679,654)
ProFund VP Basic Materials       40,448    (1,118,357)    (1,055,578)   (2,133,487)
ProFund VP Internet.......      153,596            --      2,549,785     2,703,381
ProFund VP Real Estate....           --    (6,110,086)    (2,464,852)   (8,574,938)
ProFund VP Money Market...           --            (1)            --            (1)

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP Bear, ProFund VP Short Small-Cap, ProFund VP Basic Materials, ProFund VP Internet, ProFund VP Real Estate, and ProFund VP Money Market (nine funds constituting ProFunds VP, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 14, 2003

                       Trustees and Officers of ProFunds

                                                                                      Number of
                                                                                      Portfolios
                                           Term of                                     in Fund       Other
                             Position(s) Office and                                    Complex   Directorships
                              Held with   Length of      Principal Occupation(s)       Overseen     Held by
Name, Address and Birth Date  the Trust  Time Served       During Past 5 Years        by Trustee    Trustee
---------------------------- ----------- ----------- -------------------------------- ---------- -------------
  Non-Interested Trustees
  Russell S. Reynolds, III     Trustee   Indefinite: Directorship Search Group, Inc.      77     Directorship
  c/o ProFunds                           10/97 to    (Executive Recruitment):                    Search
  7501 Wisconsin Avenue,                 present     Managing Director [March 1993               Group, Inc.
  Suite 1000                                         to present]
  Bethesda, MD 20814
  Birth Date: 7/21/57

  Michael C. Wachs             Trustee   Indefinite: AMC Delancey Group, Inc.             77     AMC
  c/o ProFunds                           10/97 to    (Real Estate Development):                  Delancey
  7501 Wisconsin Avenue,                 present     Vice President [January 2001 to             Group, Inc.
  Suite 1000                                         present]; Delancey Investment
  Bethesda, MD 20814                                 Group, Inc. (Real Estate
  Birth Date: 10/21/61                               Development): Vice President
                                                     [May 1996 to December 2000]

  Interested Trustee
  Michael L. Sapir*            Trustee   Indefinite: Chairman and Chief Executive         77     None
  7501 Wisconsin Avenue,                 4/97 to     Officer of the Advisor [May 1997
  Suite 1000                             present     to present]
  Bethesda, MD 20814
  Birth Date: 5/19/58

------
* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.


                             Position(s) Held  Term of Office and      Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served      During Past 5 Years
---------------------------- ---------------- --------------------- -----------------------------
   Executive Officers
   Michael L. Sapir             Chairman         Indefinite:        Chairman and Chief
   7501 Wisconsin Avenue,                        4/97 to present    Executive Officer of the
   Suite 1000                                                       Advisor [May 1997 to
   Bethesda, MD 20814                                               present]
   Birth Date: 5/19/58

   Louis M. Mayberg             President        Indefinite:        President of the Advisor
   7501 Wisconsin Avenue,                        2/03 to present    [May 1997 to present]
   Suite 1000                   Secretary        4/97 to 2/03
   Bethesda, MD 20814
   Birth Date: 8/9/62

   Marc R. Bryant               Secretary        Indefinite:        Vice President and Chief
   7501 Wisconsin Avenue,                        2/03 to present    Legal Counsel of the Advisor
   Suite 1000                                                       [July 2001 to present]; GE
   Bethesda, MD 20814                                               Investment Management Inc:
   Birth Date: 2/8/66                                               Vice President and Associate
                                                                    General Counsel [April 1998
                                                                    to June 2001]; Kirkpatrick &
                                                                    Lockhart LLP: Attorney (Prior
                                                                    to April 1998]

                             Position(s) Held  Term of Office and     Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served     During Past 5 Years
---------------------------- ---------------- --------------------- ---------------------------
    Executive Officers

    Troy A. Sheets            Treasurer            Indefinite:      BISYS Fund Services: Vice
    3435 Stelzer Road                              6/02 to          President of Financial
    Columbus, Ohio 43219                           present          Services [April 2002 to
    Birth Date: 5/29/71                                             present]; KPMG LLP: Senior
                                                                    Manager [August 1993 to
                                                                    March 2002]

    John Danko                Vice President       Indefinite:      BISYS Fund Services:
    60 State Street                                8/99 to          Director of Client Services
    Boston, MA 02109                               present          [February 1997 to present]
    Birth Date: 4/17/67

   The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

                                                              December 31, 2002

                                                                  annual report
ProFunds VP

ProFund VP Bull
ProFund VP Small-Cap
ProFund VP Europe 30


                                    [GRAPHIC]

PROFUNDS VP

                           Message from the Chairman

Dear Shareholder:

    At ProFunds in 2002, we were gratified to offer investors the ability to tailor their strategies to market conditions. With the nation's largest lineup of indexed mutual funds/1/ and no limitations on the frequency of exchanges, investors could and did exercise strategic investment decision-making.

    Regardless of the market environment, ProFunds remains dedicated to bringing our clients the right investment tools.

    With this in mind, I bring you the annual report for the 12 months ended December 31, 2002.

Sincerely,

/s/
Michael L. Sapir
Chairman


------
/1/ Lipper

PROFUNDS VP

                      Management Discussion and Analysis

Investment Strategies and Techniques:

In seeking to achieve the ProFunds VP investment objectives, ProFund Advisors LLC uses a mathematical approach to investing. ProFund Advisors LLC determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark/1/. ProFund Advisors LLC does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions. The ProFunds VP do not seek to provide performance results that correlate with their benchmarks over a period of time other than daily.

Factors that materially affected each ProFund VP's performance during the most recently completed fiscal year:

The primary factors affecting the performance of each ProFund VP include; the cumulative effect of the daily performance of each ProFund VP's benchmark index, the leverage employed by a ProFund VP, and whether the ProFund VP is designed to have direct correlation or inverse correlation to its benchmark. Other factors include the dividends, as well as fees, expenses, transaction costs, and short-term interest rates.

.. Benchmark Index Performance: As index based funds, the performance of each ProFund VP's benchmark index is the principal driving factor of performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, the indices do not actually hold a portfolio of securities, and therefore does not incur the same fees, expenses, and transaction costs incurred by the ProFunds VP. These items negatively impact the performance of the ProFunds VP. Past performance is no guarantee of future results. See below for factors affecting each of the ProFunds VP benchmark indices.

.. Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of the benchmark index's daily return as described later in this report.

Benchmark Index Performance:

All Domestic Benchmark Equity Indices:

The primary factors affecting ProFunds VP domestic benchmark equity indices include continued economic malaise, corporate scandals, declining investor confidence, geopolitical concerns, and U.S. budget woes. The widely expected economic rebound failed to materialize in 2002, resulting in continued poor operating conditions for U.S. businesses. After a strong first quarter, the U.S. economy again stalled, as evidenced by weak consumer demand and a declining employment picture.

A number of high profile corporate scandals rocked the equity markets during the year. Enron, WorldCom, Tyco and Adelphia, among others, dominated the business pages with alleged corporate abuses ranging from accounting misdeeds to high level executive fraud.

In addition to these scandals, the financial sector experienced its own round of significant legal and governance issues. Citibank, Merrill Lynch and JPMorgan Chase, among others, were embroiled in controversies surrounding the independence of research analysts, allocation of shares of initial public offerings, and insider trading. The aggregation of these scandals triggered a significant crisis in investor confidence in the U.S. equity markets.

Mounting conflicts in the Middle East and Korea also weighed heavily on the equity markets in 2002. The potential for war with Iraq and a widening chasm between the U.S. and key NATO allies on the Iraq issue increased fear in the markets and caused investors to move from equities to other investment alternatives.

Finally, the U.S. fiscal picture worsened as federal deficit projections grew. Government revenues increased at a slower than expected pace, while defense spending increased substantially.

The S&P 500(R) Index declined -23.37% in 2002. Losses in the U.S. equity markets were felt more heavily in the large cap arena, with the primary large cap index, the S&P 500, declining by -23.37% in 2002. Decaying confidence, due in part to crises at WorldCom, Enron and Tyco, prompted investors to devalue large companies as concerns grew regarding the validity of financial reporting. Of the ten highest weighted constituents in the index, General Electric led the decliners, dropping -36%, while the smallest decreases were posted by Merck (-2%), ExxonMobil (-8%), and Johnson & Johnson (-8%), on a total return basis.
(Bull)

The Russell 2000(R) Index declined by -21.58% in 2002, outperforming the S&P 500 by 1.79%. Small cap stocks were affected in part by the low level of capital market activity and resulting decreased availability of capital for funding business expansion opportunities. (Small-Cap)

The ProFunds Europe 30 Index declined -23.52% in 2002. The decline was in line with the general economic weakness and weakness in equity markets in industrial countries. The economic growth of the European Union was stagnant. The slow recovery in the region was due mainly to slow growth of personal spending and a two-year stretch of falling equipment purchases by businesses. The British economy was somewhat stronger than the European Union but considerably below that of the late '90s. While the ProFunds Europe 30 Index was affected by the above factors over time, it had a high correlation to the U.S. equity markets on daily basis due to its constituent components being securities of foreign domiciled companies which trade on U.S. markets. (Europe 30)
------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. For example, ProFund VP Bull has a benchmark of 100% with the daily return of the S&P 500 Index(R).

                                ProFund VP Bull

   For the year ended December 31, 2002, the ProFund VP Bull had a NAV total return of -23.98%*, compared to a return of -23.37% for the unmanaged S&P 500(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bull achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment

            ProFund VP Bull       S&P 500
            ---------------      ---------
   5/1/01       $10,000           $10,000
  6/30/01         9,647             9,668
  9/30/01         8,180             8,219
 12/31/01         8,980             9,065
  3/31/02         8,957             9,060
  6/30/02         7,707             7,816
  9/30/02         6,337             6,438
 12/31/02         6,827             6,947

-------------------------------------------
         Average Annual Total Return
                as of 12/31/02
-------------------------------------------
                              Since
                            Inception
           1 Year            (5/1/01)
-------------------------------------------
VP Bull   (23.98)%           (20.45)%
-------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from 5/1/01 to 12/31/02.

   The performance of the ProFund VP Bull is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

              Common Stocks (95.9%)
                                                Shares    Value
                                                ------ -----------
             3M Co.............................  4,290 $   528,957
             Abbott Laboratories............... 17,270     690,800
             ACE, Ltd..........................  2,915      85,526
             ADC Telecommunications, Inc.*.....  8,800      18,392
             Adobe Systems, Inc................  2,585      64,111
             Advanced Micro Devices, Inc.*.....  3,795      24,516
             AES Corp.*........................  5,995      18,105
             Aetna, Inc........................  1,650      67,848
             AFLAC, Inc........................  5,720     172,286
             Agilent Technologies, Inc.*.......  5,170      92,852
             Air Products & Chemicals, Inc.....  2,530     108,157
             Alberto-Culver Co.--Class B.......    660      33,264
             Albertson's, Inc..................  4,180      93,047
             Alcoa, Inc........................  9,350     212,992
             Allegheny Energy, Inc.............  1,375      10,395
             Allegheny Technologies, Inc.......    880       5,482
             Allergan, Inc.....................  1,430      82,397
             Allied Waste Industries, Inc.*....  2,200      22,000
             Allstate Corp.....................  7,755     286,857
             Alltel Corp.......................  3,465     176,715
             Altera Corp.*.....................  4,235      52,218
             Ambac Financial Group, Inc........  1,155      64,957
             Amerada Hess Corp.................    990      54,500
             Ameren Corp.......................  1,705      70,877
             American Electric Power, Inc......  3,740     102,214
             American Express Co............... 14,520     513,282
             American Greetings Corp.--Class A*    715      11,297
             American International Group, Inc. 28,820   1,667,238
             American Power Conversion Corp.*..  2,145      32,497
             American Standard Cos.*...........    825      58,691
             AmerisourceBergen Corp............  1,155      62,728
             Amgen, Inc.*...................... 14,245     688,603
             AMR Corp.*........................  1,705      11,253
             AmSouth Bancorp...................  3,905      74,976
             Anadarko Petroleum Corp...........  2,750     131,725
             Analog Devices*...................  4,015      95,838
             Andrew Corp.*.....................  1,100      11,308
             Anheuser-Busch Cos., Inc..........  9,460     457,864
             Anthem, Inc.*.....................  1,540      96,866
             AOL-Time Warner, Inc.*............ 49,390     647,008
             AON Corp..........................  3,410      64,415
             Apache Corp.......................  1,595      90,899
             Apollo Group, Inc.--Class A*......  1,925      84,700
             Apple Computer, Inc.*.............  3,960      56,747
             Applera Corp.--Applied Biosystems
              Group............................  2,310      40,517
             Applied Materials, Inc.*.......... 18,205     237,211
             Applied Micro Circuits Corp.*.....  3,355      12,380
             Archer-Daniels-Midland Co.........  7,150      88,660
             Ashland, Inc......................    770      21,968
             AT&T Corp.........................  8,525     222,588
             AT&T Wireless Services, Inc.*..... 29,920     169,048
             Autodesk, Inc.....................  1,265      18,090
             Automatic Data Processing, Inc....  6,600     259,050
             AutoZone, Inc.*...................  1,100      77,715
             Avaya, Inc.*......................  4,015       9,837
             Avery Dennison Corp...............  1,210      73,907
             Avon Products, Inc................  2,585     139,254
             Baker Hughes, Inc.................  3,685     118,620
             Ball Corp.........................    605      30,970

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Bank of America Corp............... 16,555 $ 1,151,730
             Bank of New York Co., Inc..........  8,030     192,399
             Bank One Corp...................... 12,870     470,398
             Bard (C.R.), Inc...................    550      31,900
             Bausch & Lomb, Inc.................    605      21,780
             Baxter International, Inc..........  6,545     183,260
             BB&T Corp..........................  5,280     195,307
             Bear Stearns Cos., Inc.............  1,045      62,073
             Becton, Dickinson & Co.............  2,860      87,773
             Bed Bath & Beyond, Inc.*...........  3,245     112,050
             BellSouth Corp..................... 20,570     532,146
             Bemis Co., Inc.....................    605      30,026
             Best Buy Co., Inc.*................  3,575      86,336
             Big Lots, Inc.*....................  1,265      16,736
             Biogen, Inc.*......................  1,650      66,099
             Biomet, Inc........................  2,860      81,968
             BJ Services Co.*...................  1,760      56,866
             Black & Decker Corp................    880      37,743
             Block H & R, Inc...................  1,980      79,596
             BMC Software, Inc.*................  2,585      44,229
             Boeing Co..........................  9,295     306,642
             Boise Cascade Corp.................    660      16,645
             Boston Scientific Corp.*...........  4,510     191,765
             Bristol-Myers Squibb Co............ 21,395     495,294
             Broadcom Corp.--Class A*...........  3,025      45,557
             Brown-Forman Corp..................    770      50,327
             Brunswick Corp.....................    990      19,661
             Burlington Northern Santa Fe Corp..  4,180     108,722
             Burlington Resources, Inc..........  2,200      93,830
             Calpine Corp.*.....................  4,180      13,627
             Campbell Soup Co...................  4,510     105,850
             Capital One Financial Corp.........  2,475      73,557
             Cardinal Health, Inc...............  4,895     289,735
             Carmax, Inc.*......................    256       4,577
             Carnival Corp......................  6,490     161,926
             Caterpillar, Inc...................  3,795     173,507
             Cendant Corp.*..................... 11,440     119,891
             CenterPoint Energy, Inc............  3,355      28,518
             Centex Corp........................    660      33,132
             CenturyTel, Inc....................  1,595      46,861
             Charter One Financial, Inc.........  2,475      71,107
             ChevronTexaco Corp................. 11,825     786,125
             Chiron Corp.*......................  2,090      78,584
             Chubb Corp.........................  1,870      97,614
             CIENA Corp.*.......................  4,785      24,595
             CIGNA Corp.........................  1,540      63,325
             Cincinnati Financial Corp..........  1,760      66,088
             Cinergy Corp.......................  1,870      63,056
             Cintas Corp........................  1,870      85,553
             Circuit City Stores, Inc...........  2,310      17,140
             Cisco Systems, Inc.*............... 79,860   1,046,165
             Citigroup, Inc..................... 56,760   1,997,385
             Citizens Communications Co.*.......  3,135      33,074
             Citrix Systems, Inc.*..............  1,870      23,038
             Clear Channel Communications, Inc.*  6,765     252,267
             Clorox Co..........................  2,420      99,824
             CMS Energy Corp....................  1,595      15,057
             Coca-Cola Co....................... 27,390   1,200,230
             Coca-Cola Enterprises, Inc.........  4,950     107,514
             Colgate-Palmolive Co...............  5,940     311,434

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Comcast Corp.--Class A*................ 25,716 $   606,126
           Comerica, Inc..........................  1,925      83,237
           Computer Associates International, Inc.  6,325      85,388
           Computer Sciences Corp.*...............  1,870      64,422
           Compuware Corp.*.......................  4,180      20,064
           Comverse Technology, Inc.*.............  2,090      20,942
           ConAgra Foods, Inc.....................  5,940     148,559
           Concord EFS, Inc.*.....................  5,610      88,301
           ConocoPhillips.........................  7,480     361,957
           Consolidated Edison, Inc...............  2,365     101,269
           Constellation Energy Group, Inc........  1,815      50,493
           Convergys Corp.*.......................  1,925      29,164
           Cooper Industries, Ltd.--Class A.......  1,045      38,090
           Cooper Tire & Rubber Co................    825      12,656
           Coors (Adolph) Co.--Class B............    385      23,581
           Corning, Inc.*......................... 12,705      42,054
           Costco Wholesale Corp.*................  5,060     141,984
           Countrywide Credit Industries, Inc.....  1,375      71,019
           Crane Co...............................    660      13,154
           CSX Corp...............................  2,365      66,953
           Cummins, Inc...........................    440      12,377
           CVS Corp...............................  4,345     108,495
           Dana Corp..............................  1,650      19,404
           Danaher Corp...........................  1,705     112,019
           Darden Restaurants, Inc................  1,870      38,242
           Deere & Co.............................  2,640     121,044
           Del Monte Foods Co.*...................  1,744      13,429
           Dell Computer Corp.*................... 28,600     764,764
           Delphi Automotive Systems Corp.........  6,160      49,588
           Delta Air Lines, Inc...................  1,375      16,638
           Deluxe Corp............................    660      27,786
           Devon Energy Corp......................  1,705      78,260
           Dillard's, Inc.--Class A...............    935      14,829
           Dollar General Corp....................  3,685      44,036
           Dominion Resources, Inc................  3,410     187,209
           Donnelley (R.R.) & Sons Co.............  1,265      27,539
           Dover Corp.............................  2,255      65,756
           Dow Chemical Co........................ 10,065     298,930
           Dow Jones & Co., Inc...................    935      40,420
           DTE Energy Co..........................  1,870      86,768
           Du Pont (E.I.) de Nemours.............. 11,000     466,399
           Duke Energy Corp.......................  9,845     192,371
           Dynegy, Inc.--Class A..................  4,125       4,868
           Eastman Chemical Co....................    880      32,358
           Eastman Kodak Co.......................  3,245     113,705
           Eaton Corp.............................    770      60,145
           eBay, Inc.*............................  3,410     231,266
           Ecolab, Inc............................  1,430      70,785
           Edison International*..................  3,575      42,364
           El Paso Corp...........................  6,600      45,936
           Electronic Arts, Inc.*.................  1,540      76,646
           Electronic Data Systems Corp...........  5,280      97,310
           Eli Lilly & Co......................... 12,430     789,305
           EMC Corp.*............................. 24,310     149,263
           Emerson Electric Co....................  4,675     237,724
           Engelhard Corp.........................  1,430      31,961
           Entergy Corp...........................  2,475     112,835
           EOG Resources, Inc.....................  1,265      50,499
           Equifax, Inc...........................  1,595      36,908
           Equity Office Properties Trust.........  4,565     114,034

           Common Stocks, continued
                                                  Shares     Value
                                                  ------- -----------
          Equity Residential Properties Trust....   2,970 $    73,003
          Exelon Corp............................   3,575     188,653
          Exxon Mobil Corp.......................  74,360   2,598,137
          Family Dollar Stores, Inc..............   1,925      60,079
          Fannie Mae.............................  11,000     707,630
          Federated Department Stores, Inc.*.....   2,145      61,690
          FedEx Corp.............................   3,300     178,926
          Fifth Third Bancorp....................   6,380     373,549
          First Data Corp........................   8,305     294,079
          First Tennessee National Corp..........   1,375      49,418
          FirstEnergy Corp.......................   3,300     108,801
          Fiserv, Inc.*..........................   2,090      70,956
          Fleet Boston Financial Corp............  11,605     282,002
          Fluor Corp.............................     880      24,640
          Ford Motor Co..........................  20,295     188,744
          Forest Laboratories, Inc.*.............   1,980     194,476
          Fortune Brands, Inc....................   1,650      76,742
          FPL Group, Inc.........................   2,035     122,365
          Franklin Resources, Inc................   2,860      97,469
          Freddie Mac............................   7,700     454,685
          Freeport-McMoRan Copper & Gold, Inc.--
           Class B*..............................   1,595      26,764
          Gannett Co., Inc.......................   2,970     213,246
          Gap, Inc...............................   9,790     151,941
          Gateway, Inc.*.........................   3,575      11,226
          General Dynamics Corp..................   2,200     174,614
          General Electric Co.................... 110,000   2,678,499
          General Mills, Inc.....................   4,070     191,087
          General Motors Corp....................   6,215     229,084
          Genuine Parts Co.......................   1,925      59,290
          Genzyme Corp.--General Division *......   2,365      69,933
          Georgia Pacific Corp...................   2,750      44,440
          Gillette Co............................  11,660     353,998
          Golden West Financial Corp.............   1,705     122,436
          Goodrich Corp..........................   1,265      23,175
          Goodyear Tire & Rubber Co..............   1,925      13,109
          Grainger (W.W.), Inc...................     990      51,035
          Great Lakes Chemical Corp..............     550      13,134
          Guidant Corp.*.........................   3,355     103,502
          Halliburton Co.........................   4,840      90,556
          Harley-Davidson, Inc...................   3,355     155,001
          Harrah's Entertainment, Inc.*..........   1,210      47,916
          Hartford Financial Services Group, Inc.   2,805     127,431
          Hasbro, Inc............................   1,925      22,234
          HCA, Inc...............................   5,665     235,098
          Health Management Associates, Inc.--
           Class A...............................   2,640      47,256
          Healthsouth Corp.*.....................   4,400      18,480
          Heinz (H.J.) Co........................   3,905     128,357
          Hercules, Inc.*........................   1,210      10,648
          Hershey Foods Corp.....................   1,485     100,148
          Hewlett-Packard Co.....................  33,715     585,292
          Hilton Hotels Corp.....................   4,180      53,128
          Home Depot, Inc........................  25,685     615,412
          Honeywell International, Inc...........   9,075     217,800
          Household International, Inc...........   5,225     145,307
          Humana, Inc.*..........................   1,815      18,150
          Huntington Bancshares, Inc.............   2,585      48,365
          Illinois Tool Works, Inc...............   3,410     221,173
          IMS Health, Inc........................   3,080      49,280

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Ingersoll-Rand Co.--Class A.............  1,870 $    80,522
          Intel Corp.............................. 73,205   1,139,802
          International Business Machines Corp.... 18,700   1,449,249
          International Flavors & Fragrances, Inc.  1,045      36,680
          International Game Technology*..........    935      70,985
          International Paper Co..................  5,280     184,642
          Interpublic Group of Cos., Inc..........  4,290      60,403
          Intuit, Inc.*...........................  2,255     105,805
          ITT Industries, Inc.....................    990      60,083
          J.P. Morgan Chase & Co.................. 22,055     529,319
          Jabil Circuit, Inc.*....................  2,200      39,424
          JDS Uniphase Corp.*..................... 15,620      38,581
          Jefferson-Pilot Corp....................  1,595      60,785
          John Hancock Financial Services, Inc....  3,190      89,001
          Johnson & Johnson....................... 32,835   1,763,568
          Johnson Controls, Inc...................    990      79,368
          Jones Apparel Group, Inc.*..............  1,430      50,679
          KB Home.................................    550      23,568
          Kellogg Co..............................  4,510     154,558
          Kerr-McGee Corp.........................  1,100      48,730
          KeyCorp.................................  4,675     117,530
          KeySpan Corp............................  1,595      56,208
          Kimberly-Clark Corp.....................  5,665     268,918
          Kinder Morgan, Inc......................  1,320      55,796
          King Pharmaceuticals, Inc.*.............  2,640      45,382
          KLA-Tencor Corp. *......................  2,090      73,923
          Knight Ridder, Inc......................    935      59,139
          Kohls Corp.*............................  3,740     209,253
          Kroger Co.*.............................  8,525     131,711
          Leggett & Platt, Inc....................  2,145      48,134
          Lexmark International Group, Inc.*......  1,375      83,188
          Limited, Inc............................  5,775      80,446
          Lincoln National Corp...................  1,980      62,528
          Linear Technology Corp..................  3,465      89,120
          Liz Claiborne, Inc......................  1,155      34,246
          Lockheed Martin Corp....................  5,060     292,215
          Loews Corp..............................  2,035      90,476
          Louisiana-Pacific Corp.*................  1,155       9,309
          Lowe's Cos., Inc........................  8,635     323,812
          LSI Logic Corp.*........................  4,125      23,801
          Lucent Technologies, Inc.*.............. 37,950      47,817
          Manor Care, Inc.*.......................  1,045      19,447
          Marathon Oil Corp.......................  3,465      73,770
          Marriott International, Inc.--Class A...  2,640      86,777
          Marsh & McLennan Cos., Inc..............  5,940     274,487
          Marshall & Ilsley Corp..................  2,420      66,260
          Masco Corp..............................  5,445     114,617
          Mattel, Inc.............................  4,840      92,686
          Maxim Integrated Products, Inc..........  3,520     116,301
          May Department Stores Co................  3,190      73,306
          Maytag Corp.............................    880      25,080
          MBIA, Inc...............................  1,595      69,957
          MBNA Corp............................... 14,135     268,848
          McDermott International, Inc.*..........    715       3,132
          McDonald's Corp......................... 14,025     225,522
          McGraw-Hill Cos., Inc...................  2,145     129,644
          McKesson Corp...........................  3,245      87,712
          MeadWestvaco Corp.......................  2,200      54,362
          MedImmune, Inc.*........................  2,750      74,718
          Medtronic, Inc.......................... 13,475     614,460

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Mellon Financial Corp................  4,785 $   124,936
            Merck & Co., Inc..................... 24,805   1,404,210
            Mercury Interactive Corp.*...........    935      27,723
            Meredith Corp........................    550      22,611
            Merrill Lynch & Co., Inc.............  1,936      73,471
            MetLife, Inc.........................  7,755     209,695
            MGIC Investment Corp.................  1,100      45,430
            Micron Technology, Inc.*.............  6,710      65,355
            Microsoft Corp.*..................... 59,070   3,053,918
            Millipore Corp.......................    550      18,700
            Mirant Corp.*........................  4,455       8,420
            Molex, Inc...........................  2,145      49,421
            Monsanto Co..........................  2,915      56,114
            Moody's Corp.........................  1,650      68,129
            Morgan Stanley Dean Witter & Co...... 11,990     478,641
            Motorola, Inc........................ 25,410     219,797
            Nabors Industries Ltd.*..............  1,595      56,256
            National City Corp...................  6,765     184,820
            National Semiconductor Corp.*........  1,980      29,720
            Navistar International Corp.*........    660      16,045
            NCR Corp.*...........................  1,100      26,114
            Network Appliance, Inc.*.............  3,740      37,400
            New York Times Co.--Class A..........  1,650      75,455
            Newell Rubbermaid, Inc...............  2,970      90,080
            Newmont Mining Corp..................  4,455     129,329
            Nextel Communications, Inc.--Class A* 10,670     123,239
            NICOR, Inc...........................    495      16,845
            Nike, Inc.--Class B..................  2,915     129,630
            NiSource, Inc........................  2,695      53,900
            Noble Corp.*.........................  1,485      52,198
            Nordstrom, Inc.......................  1,485      28,170
            Norfolk Southern Corp................  4,290      85,757
            North Fork Bancorp, Inc..............  1,760      59,382
            Northern Trust Corp..................  2,420      84,821
            Northrop Grumman Corp................  2,801     271,702
            Novell, Inc.*........................  4,015      13,410
            Novellus Systems, Inc.*..............  1,650      46,332
            Nucor Corp...........................    880      36,344
            NVIDIA Corp.*........................  1,705      19,625
            Occidental Petroleum Corp............  4,180     118,921
            Office Depot, Inc.*..................  3,410      50,332
            Omnicom Group........................  2,090     135,014
            Oracle Corp.*........................ 59,180     639,143
            PACCAR, Inc..........................  1,265      58,354
            Pactiv Corp.*........................  1,760      38,473
            Pall Corp............................  1,375      22,935
            Parametric Technology Corp.*.........  2,860       7,207
            Parker Hannifin Corp.................  1,320      60,892
            Paychex, Inc.........................  4,180     116,622
            Penney (J.C.) Co.....................  2,970      68,340
            Peoples Energy Corp..................    385      14,880
            PeopleSoft, Inc.*....................  3,465      63,410
            PepsiCo, Inc......................... 19,085     805,769
            PerkinElmer, Inc.....................  1,375      11,344
            Pfizer, Inc.......................... 68,090   2,081,510
            PG&E Corp.*..........................  4,455      61,925
            Pharmacia Corp....................... 14,300     597,740
            Phelps Dodge Corp.*..................    990      31,334
            Philip Morris Cos., Inc.............. 22,880     927,326
            Pinnacle West Capital Corp...........    990      33,749

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Pitney Bowes, Inc....................  2,640 $    86,222
            Plum Creek Timber Co., Inc...........  2,035      48,026
            PMC-Sierra, Inc.*....................  1,870      10,397
            PNC Financial Services Group.........  3,135     131,357
            Power-One, Inc.*.....................    880       4,990
            PPG Industries, Inc..................  1,870      93,781
            PPL Corp.............................  1,815      62,944
            Praxair, Inc.........................  1,760     101,675
            Principal Financial Group, Inc.......  3,740     112,686
            Procter & Gamble Co.................. 14,355   1,233,668
            Progress Energy, Inc.................  2,640     114,444
            Progressive Corp.....................  2,420     120,105
            Providian Financial Corp.*...........  3,190      20,703
            Prudential Financial, Inc............  6,270     199,010
            Public Service Enterprise Group, Inc.  2,475      79,448
            Pulte Homes, Inc.....................    660      31,594
            QLogic Corp.*........................  1,045      36,063
            Qualcomm, Inc.*......................  8,690     316,229
            Quest Diagnostics, Inc.*.............  1,100      62,590
            Quintiles Transnational Corp.*.......  1,320      15,972
            Qwest Communications International,
             Inc.*............................... 18,755      93,775
            R.J. Reynolds Tobacco Holdings.......    990      41,689
            RadioShack Corp......................  1,870      35,044
            Rational Software Corp.*.............  2,145      22,287
            Raytheon Co..........................  4,510     138,683
            Reebok International, Ltd.*..........    660      19,404
            Regions Financial Corp...............  2,420      80,731
            Reliant Resources, Inc.*.............    928       2,970
            Robert Half International, Inc.*.....  1,925      31,012
            Rockwell Collins, Inc................  2,035      47,334
            Rockwell International Corp..........  2,035      42,145
            Rohm & Haas Co.......................  2,420      78,602
            Rowan Cos., Inc......................  1,045      23,722
            Ryder System, Inc....................    715      16,045
            Sabre Holdings Corp.*................  1,595      28,885
            SAFECO Corp..........................  1,540      53,392
            Safeway, Inc.*.......................  4,895     114,347
            Sanmina-SCI Corp.*...................  5,830      26,177
            Sara Lee Corp........................  8,635     194,374
            SBC Communications, Inc.............. 36,685     994,530
            Schering-Plough Corp................. 16,225     360,195
            Schlumberger Ltd.....................  6,435     270,848
            Schwab (Charles) Corp................ 14,850     161,123
            Scientific-Atlanta, Inc..............  1,705      20,221
            Sealed Air Corp.*....................    935      34,876
            Sears, Roebuck & Co..................  3,520      84,304
            Sempra Energy........................  2,255      53,331
            Sherwin-Williams Co..................  1,650      46,613
            Siebel Systems, Inc.*................  5,335      39,906
            Sigma-Aldrich Corp...................    770      37,499
            Simon Property Group, Inc............  2,090      71,206
            SLM Corp.............................  1,705     177,081
            Snap-on, Inc.........................    660      18,553
            Solectron Corp.*.....................  9,130      32,412
            Southern Co..........................  7,865     223,286
            SouthTrust Corp......................  3,850      95,673
            Southwest Airlines Co................  8,580     119,262
            Sprint Corp. (FON Group).............  9,900     143,352
            Sprint Corp. (PCS Group)*............ 11,055      48,421

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          St. Jude Medical, Inc.*.................  1,980 $    78,646
          St. Paul Companies, Inc.................  2,530      86,147
          Stanley Works...........................    990      34,234
          Staples, Inc.*..........................  5,225      95,618
          Starbucks Corp.*........................  4,290      87,430
          Starwood Hotels & Resorts Worldwide,
           Inc....................................  2,200      52,228
          State Street Corp.......................  3,575     139,425
          Stilwell Financial, Inc.................  2,475      32,348
          Stryker Corp............................  2,200     147,664
          Sun Microsystems, Inc.*................. 34,430     107,077
          SunGard Data Systems, Inc.*.............  3,135      73,861
          Sunoco, Inc.............................    825      27,374
          SunTrust Banks, Inc.....................  3,135     178,444
          SuperValu, Inc..........................  1,485      24,517
          Symbol Technologies, Inc................  2,530      20,797
          Synovus Financial Corp..................  3,300      64,020
          Sysco Corp..............................  7,260     216,276
          T. Rowe Price Group, Inc................  1,375      37,510
          Target Corp............................. 10,065     301,950
          TECO Energy, Inc........................  1,925      29,780
          Tektronix, Inc.*........................    935      17,008
          Tellabs, Inc.*..........................  4,565      33,188
          Temple-Inland, Inc......................    605      27,110
          Tenet Healthcare Corp.*.................  5,390      88,396
          Teradyne, Inc.*.........................  2,035      26,475
          Texas Instruments, Inc.................. 19,140     287,291
          Textron, Inc............................  1,540      66,205
          The Pepsi Bottling Group, Inc...........  3,080      79,156
          Thermo Electron Corp.*..................  1,815      36,518
          Thomas & Betts Corp.*...................    660      11,154
          Tiffany & Co............................  1,595      38,136
          TJX Cos., Inc...........................  5,830     113,802
          TMP Worldwide, Inc.*....................  1,210      13,685
          Torchmark Corp..........................  1,320      48,220
          Toys R Us, Inc.*........................  2,365      23,650
          Transocean Sedco Forex, Inc.............  3,520      81,664
          Travelers Property Casualty Corp.*...... 11,110     162,762
          Tribune Co..............................  3,355     152,518
          Tupperware Corp.........................    660       9,953
          TXU Corp................................  3,519      65,735
          Tyco International, Ltd................. 22,055     376,699
          U.S. Bancorp............................ 21,175     449,334
          Union Pacific Corp......................  2,805     167,935
          Union Planters Corp.....................  2,200      61,908
          Unisys Corp.*...........................  3,575      35,393
          United Parcel Service, Inc.--Class B.... 12,320     777,146
          United States Steel Corp................  1,155      15,154
          United Technologies Corp................  5,225     323,636
          UnitedHealth Group, Inc.................  3,355     280,142
          Univision Communications, Inc.--Class A*  2,530      61,985
          Unocal Corp.............................  2,860      87,459
          UnumProvident Corp......................  2,695      47,270
          UST, Inc................................  1,870      62,514
          Veritas Software Corp.*.................  4,565      71,305
          Verizon Communications, Inc............. 30,250   1,172,187
          VF Corp.................................  1,210      43,621
          Viacom, Inc.--Class B*.................. 19,470     793,596
          Visteon Corp............................  1,430       9,953
          Vulcan Materials Co.....................  1,100      41,250

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
         Wachovia Corp.........................     15,015 $   547,146
         Wal-Mart Stores, Inc..................     48,785   2,464,129
         Walgreen Co...........................     11,330     330,722
         Walt Disney Co........................     22,550     367,791
         Washington Mutual, Inc................     10,450     360,839
         Waste Management, Inc.................      6,710     153,793
         Waters Corp.*.........................      1,430      31,145
         Watson Pharmaceuticals, Inc.*.........      1,155      32,652
         Wellpoint Health Networks, Inc.*......      1,650     117,414
         Wells Fargo & Co......................     18,700     876,468
         Wendy's International, Inc............      1,265      34,244
         Weyerhaeuser Co.......................      2,420     119,088
         Whirlpool Corp........................        770      40,209
         Williams Cos., Inc....................      5,720      15,444
         Winn-Dixie Stores, Inc................      1,540      23,531
         Worthington Industries, Inc...........        935      14,249
         Wrigley (WM.) JR Co...................      2,475     135,828
         Wyeth.................................     14,630     547,162
         Xcel Energy, Inc......................      4,400      48,400
         Xerox Corp.*..........................      8,140      65,527
         Xilinx, Inc.*.........................      3,740      77,044
         XL Capital, Ltd.--Class A.............      1,485     114,716
         Yahoo!, Inc.*.........................      6,545     107,011
         YUM! Brands, Inc.*....................      3,245      78,594
         Zimmer Holdings, Inc.*................      2,145      89,060
         Zions Bancorp.........................        990      38,956
                                                           -----------
         TOTAL COMMON STOCKS...................             88,914,636
                                                           -----------
          Federal Home Loan Bank (5.2%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank, 0.50%,
          01/02/03............................. $4,836,000   4,835,866
                                                           -----------
         TOTAL FEDERAL HOME LOAN BANK..........              4,835,866
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $91,215,372)/(a)/--101.1%......             93,750,502
         Net other assets/(liabilities)--(1.1)%             (1,000,989)
                                                           -----------
         NET ASSETS--100.0%....................            $92,749,513
                                                           ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $102,818,558 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $11,603,186. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  5,162,575
                   Unrealized depreciation.....  (14,230,631)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $ (9,068,056)
                                                ============

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           E-mini S&P 500 Future Contract
            expiring March 2003 (Underlying
            face amount at value $175,800).     4        $ (5,604)
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $2,197,500)....    10        $(23,595)

The ProFund VP Bull's investment concentration based on net assets, by industry, as of December 31, 2002 was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.7%
                     Agriculture...................... 1.1%
                     Airlines......................... 0.1%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 6.8%
                     Beverages........................ 2.9%
                     Biotechnology.................... 1.0%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.6%
                     Commercial Services.............. 0.9%
                     Computers........................ 3.9%
                     Cosmetics/Personal Care.......... 2.5%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 6.4%
                     Electric......................... 2.5%
                     Electrical Components & Equipment 0.4%
                     Electronics...................... 0.5%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.0%
                     Forest Products & Paper.......... 0.5%
                     Gas.............................. 0.1%
                     Hand/Machine Tools............... 0.1%
                     Healthcare--Products............. 3.7%
                     Healthcare--Services............. 1.1%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products/Wares......... 0.3%
                     Housewares....................... 0.1%
                     Insurance........................ 4.9%
                     Internet......................... 0.4%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.3%
                     Machinery--Construction & Mining. 0.2%
                     Machinery--Diversified........... 0.3%
                     Manufacturing.................... 4.9%
                     Media............................ 3.7%
                     Mining........................... 0.4%
                     Office/Business Equipment........ 0.2%
                     Oil & Gas........................ 5.2%
                     Oil & Gas Services............... 0.6%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 8.4%
                     Pipelines........................ 0.1%

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
                                                December 31, 2002

                       Real Estate Investment Trust 0.3%
                       Retail...................... 6.8%
                       Savings & Loans............. 0.5%
                       Semiconductors.............. 2.7%
                       Software.................... 5.4%
                       Telecommunications.......... 6.1%
                       Textiles.................... 0.1%
                       Toys/Games/Hobbies.......... 0.1%
                       Transportation.............. 1.5%
                       Other....................... 4.1%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $91,215,372)........... $ 93,750,502
        Cash...............................................      483,084
        Dividends and interest receivable..................      142,150
        Variation margin on futures contracts..............        7,968
        Prepaid expenses...................................          187
                                                            ------------
         Total Assets......................................   94,383,891
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    1,424,340
        Advisory fees payable..............................       68,407
        Management services fees payable...................       13,681
        Administration fees payable........................        4,495
        Administrative services fees payable...............       39,937
        Distribution fees payable..........................       35,056
        Other accrued expenses.............................       48,462
                                                            ------------
         Total Liabilities.................................    1,634,378
                                                            ------------
      Net Assets........................................... $ 92,749,513
                                                            ============
      Net Assets consist of:
        Capital............................................ $103,699,152
        Accumulated net investment income/(loss)...........          557
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (13,456,127)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    2,505,931
                                                            ------------
      Net Assets........................................... $ 92,749,513
                                                            ============
        Shares of Beneficial Interest Outstanding..........    4,528,526
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      20.48
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    708,347
       Interest.............................................       62,838
                                                             ------------
        Total Investment Income.............................      771,185
                                                             ------------
     Expenses:
       Advisory fees........................................      334,546
       Management services fees.............................       66,909
       Administration fees..................................       23,229
       Administrative services fees.........................      138,850
       Distribution fees....................................      111,515
       Custody fees.........................................       42,349
       Fund accounting fees.................................       46,692
       Transfer agent fees..................................       40,526
       Other fees...........................................       48,036
                                                             ------------
        Total Expenses......................................      852,652
                                                             ------------
     Net Investment Income/(Loss)...........................      (81,467)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments and Futures Contracts:
       Net realized gains/(losses) on investments...........  (10,923,157)
       Net realized gains/(losses) on futures contracts.....   (1,689,334)
       Change in net unrealized appreciation/(depreciation)
        on investments and futures contracts................    2,053,641
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments and futures contracts..................  (10,558,850)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(10,640,317)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Statements of Changes in Net Assets
                                                                 For the period
                                                   For the      May 1, 2001/(a)/
                                                 year ended          through
                                              December 31, 2002 December 31, 2001
                                              ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss)................   $     (81,467)    $    (29,081)
 Net realized gains/(losses) on investments
   and future contracts......................     (12,612,491)        (846,214)
 Change in net unrealized
   appreciation/(depreciation) on
   investments and futures contracts.........       2,053,641          452,290
                                                -------------     ------------
 Change in net assets resulting from
   operations................................     (10,640,317)        (423,005)
                                                -------------     ------------
Capital Transactions:
 Proceeds from shares issued.................     368,175,334       41,698,916
 Cost of shares redeemed.....................    (285,371,272)     (20,690,143)
                                                -------------     ------------
 Change in net assets resulting from capital
   transactions..............................      82,804,062       21,008,773
                                                -------------     ------------
 Change in net assets........................      72,163,745       20,585,768
Net Assets:
 Beginning of period.........................      20,585,768               --
                                                -------------     ------------
 End of period...............................   $  92,749,513     $ 20,585,768
                                                =============     ============
Share Transactions:
 Issued......................................      17,148,702        1,498,955
 Redeemed....................................     (13,384,181)        (734,950)
                                                -------------     ------------
 Change in shares............................       3,764,521          764,005
                                                =============     ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                         For the period
                                                                                        For the         May 1, 2001/(a)/
                                                                                      year ended             through
                                                                                   December 31, 2002    December 31, 2001
                                                                                   -----------------    -----------------
Net Asset Value, Beginning of Period..............................................    $     26.94          $     30.00
                                                                                      -----------          -----------
Investment Activities:
  Net investment income/(loss)....................................................          (0.04)/(b)/          (0.11)/(b)/
  Net realized and unrealized gains/(losses) on investments and futures contracts.          (6.42)               (2.95)
                                                                                      -----------          -----------
  Total income/(loss) from investment activities..................................          (6.46)               (3.06)
                                                                                      -----------          -----------
Net Asset Value, End of Period....................................................    $     20.48          $     26.94
                                                                                      ===========          ===========
Total Return......................................................................         (23.98)%             (10.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...........................................................    $92,749,513          $20,585,768
Ratio of expenses to average net assets...........................................           1.91%                2.25%/(d)/
Ratio of net investment income/(loss) to average net assets.......................          (0.18)%              (0.60)%/(d)/
Portfolio turnover................................................................            260%                 325%

------
/(a)/Commencement of operations
/(b)/Per share net investment income(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Small-Cap

   For the year ended December 31, 2002, the ProFund VP Small-Cap had a NAV total return of -22.44%*, compared to a return of -21.58% for the unmanaged Russell 2000(R) Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of the common stocks of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index.

   For the fiscal year, the ProFund VP Small-Cap achieved an average daily statistical correlation of over 0.99 with the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                              [CHART]

VALUE OF A $10,000 INVESTMENT


                        ProFund
                           VP            RUSSELL
                       Small-Cap           2000
                        -------          -------
05/01/2001              10,000           10,000

06/30/2001              10,217           10,455

09/30/2001               8,037            8,255

12/31/2001               9,520            9,960

03/31/2002               9,923           10,326

   6/31/02               9,017            9,433

09/30/2002               7,157            7,386

12/31/2002               7,383            7,811


$7,383 - PROFUND VP SMALL-CAP
$7,811 - RUSSELL 2000

AVERAGE ANNUAL TOTAL RETURN
AS OF 12/31/02

                                   SINCE
                                 INCEPTION
                       1 YEAR    (5/1/01)
VP SMALL-CAP          (22.44)%   (16.62)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from 5/1/01 to 12/31/02.

    The performance of the ProFund VP Small-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

             Common Stocks (83.2%)
                                                 Shares    Value
                                                 ------ -----------
            @ROAD, Inc.*........................ 1,126  $     4,650
            1-800 CONTACTS, Inc.*...............   301        8,299
            1-800-FLOWERS.COM, Inc.*............   664        4,150
            1st Source Corp.....................   777       13,015
            3D Systems Corp.*...................   427        3,331
            3TEC Energy Corp.*..................   841       11,934
            4Kids Entertainment, Inc.*..........   508       11,217
            7-Eleven, Inc.*..................... 1,243        9,323
            A.C. Moore Arts & Crafts, Inc.*.....   650        8,262
            A.M. Castle & Co.*..................   372        1,693
            Aaon, Inc.*.........................   505        9,306
            AAR Corp............................ 1,375        7,081
            Aaron Rents, Inc....................   761       16,651
            ABC Bancorp.........................   531        6,876
            Abgenix, Inc.*...................... 4,198       30,939
            ABIOMED, Inc.*......................   670        2,439
            ABM Industries, Inc................. 2,026       31,403
            Acacia Research--Acacia Technologies 1,055        2,543
            Acacia Research--CombiMatrix*.......   589        2,144
            Acadia Realty Trust.................   719        5,335
            Acclaim Entertainment, Inc.*........ 3,741        2,469
            ACME Communications, Inc.*..........   495        3,945
            Actel Corp.*........................ 1,129       18,312
            Acterna Corp.*...................... 1,437          230
            Action Performance Cos., Inc........   838       15,922
            Active Power, Inc.*................. 1,799        3,202
            Actuant Corp.*......................   492       22,853
            Actuate Corp.*...................... 2,369        4,193
            Acuity Brands, Inc.................. 2,224       30,113
            ADE Corp.*..........................   502        2,997
            Administaff, Inc.*.................. 1,026        6,156
            Adolor Corp.*....................... 1,677       23,008
            ADTRAN, Inc.*....................... 1,087       35,762
            Advanced Digital Information Corp.*. 3,347       22,458
            Advanced Energy Industries, Inc.*...   890       11,321
            Advanced Marketing Services, Inc....   754       11,084
            Advanced Neuromodulation Systems,
             Inc.*..............................   476       16,708
            Advanced Power Technology, Inc.*....   295          958
            Advanta Corp.--Class B.............. 1,188       11,156
            Advisory Board Co.*.................   298        8,910
            ADVO, Inc.*......................... 1,013       33,258
            AEP Industries, Inc.*...............   217        2,836
            Aeroflex, Inc.*..................... 3,224       22,246
            Aeropostale, Inc.*..................   670        7,082
            Aether Systems, Inc.*............... 1,942        7,302
            AFC Enterprises, Inc.*..............   706       14,833
            Aftermarket Technology Corp.*.......   404        5,858
            Agile Software Corp.*............... 2,026       15,681
            AGL Resources, Inc.................. 3,003       72,972
            Airborne, Inc....................... 2,596       38,499
            Airgas, Inc.*....................... 3,097       53,423
            AirGate PCS, Inc.*.................. 1,314          815
            AirTran Holdings, Inc.*............. 3,385       13,202
            Akamai Technologies, Inc.*.......... 5,288        9,148
            Aksys, Ltd.*........................ 1,369        7,256
            Alabama National BanCorporation.....   521       22,663
            Alamo Group, Inc....................   330        4,043
            Alamosa Holdings, Inc.*............. 3,962        2,060
            ALARIS Medical, Inc.*...............   761        4,642

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Alaska Air Group, Inc.*................. 1,295  $    28,036
          Alaska Communications Systems Holdings,
           Inc.*..................................   330          607
          Albany International Corp.--Class A..... 1,272       26,280
          Albany Molecular Research, Inc.*........ 1,110       16,418
          Alderwoods Group, Inc.*................. 2,143       10,134
          Alexander & Baldwin, Inc................ 2,194       56,583
          Alexander's, Inc.*......................   104        6,713
          Alexandria Real Estate Equities, Inc....   955       40,683
          Alexion Pharmaceuticals, Inc.*..........   974       13,753
          Alfa Corp............................... 1,871       22,473
          Alico, Inc..............................   181        4,815
          Align Technology, Inc.*................. 1,777        4,906
          Alkermes, Inc.*......................... 2,929       18,365
          Allegiance Telecom, Inc.*............... 5,881        3,940
          Allegiant Bancorp., Inc.................   634       11,557
          Allen Telecom, Inc.*.................... 1,476       13,978
          Alliance Gaming Corp.*.................. 2,272       38,692
          Alliance Imaging, Inc.*.................   625        3,313
          Alliance Semiconductor Corp.*........... 1,198        4,708
          Allos Therapeutics, Inc.*............... 1,233        9,272
          Alloy, Inc.*............................ 1,677       18,363
          Allscripts Healthcare Solution, Inc.*... 1,243        2,971
          Alpharma, Inc........................... 1,586       18,889
          Altiris, Inc.*..........................   269        4,282
          Ambassadors Groups, Inc.*...............   298        3,856
          AMC Entertainment, Inc.*................ 1,576       13,948
          AMCOL International Corp................ 1,065        6,177
          Amcore Financial, Inc................... 1,327       28,796
          AMERCO*.................................   534        2,360
          American Capital Strategies, Ltd........ 2,227       48,081
          American Financial Holdings, Inc........ 1,146       34,242
          American Healthways, Inc.*..............   573       10,028
          American Home Mortgage Holdings, Inc....   463        5,093
          American Italian Pasta Co.*.............   890       32,022
          American Management Systems, Inc.*...... 2,104       25,227
          American Medical Security Group, Inc.*..   330        4,613
          American Medical Systems Holdings, Inc.* 1,049       17,004
          American National Bankshares, Inc.......   311        8,086
          American Pharmaceutical Partners, Inc.*.   456        8,117
          American Physicians Capital, Inc.*......   466        8,765
          American States Water Co................   812       18,797
          American Superconductor Corp.*.......... 1,100        3,311
          American Tower Corp.*................... 8,684       30,655
          American Woodmark Corp..................   246       11,685
          AMERIGROUP Corp.*.......................   515       15,610
          AmeriPath, Inc.*........................ 1,511       32,487
          Ameristar Casinos, Inc.*................   557        7,854
          Ameritrade Holding Corp.*............... 4,942       27,971
          Ameron International Corp...............   191       10,534
          Ametek, Inc............................. 1,774       68,280
          Amli Residential Properties Trust.......   719       15,300
          AmSurg Corp.*........................... 1,097       22,412
          Amylin Pharmaceuticals, Inc.*........... 3,292       53,133
          ANADIGICS, Inc.*........................ 1,644        4,242
          Analogic Corp...........................   356       17,903
          Anaren Microwave, Inc.*................. 1,207       10,622
          Anchor BanCorp Wisconsin, Inc........... 1,133       23,510
          Angelica Corp...........................   463        9,561

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Anixter International, Inc.*...........  1,677 $    38,989
           AnnTaylor Stores Corp.*................  2,363      48,252
           Answerthink, Inc.*.....................  2,518       6,295
           ANSYS, Inc.*...........................    790      15,958
           Anteon International Corp.*............    806      19,344
           Anthracite Capital, Inc................  2,469      26,912
           Antigenics, Inc.*......................  1,178      12,063
           Anworth Mortgage Asset Corp............  1,301      16,354
           APAC Customer Services, Inc.*..........  1,385       3,241
           Apex Mortgage Capital, Inc.............  1,570      10,268
           Aphton Corp.*..........................  1,097       4,267
           Apogee Enterprises, Inc................  1,521      13,614
           Applera Corp.--Celera Genomics Group*..  3,690      35,240
           Applica, Inc.*.........................    867       4,335
           Applied Films Corp.*...................    592      11,834
           Applied Industrial Technologies, Inc...  1,029      19,448
           Applied Molecular Evolution, Inc.*.....    719       1,474
           Apria Healthcare Group, Inc.*..........  2,191      48,728
           Arbitron, Inc.*........................  1,576      52,796
           Arch Chemicals, Inc....................  1,078      19,674
           Arch Coal, Inc.........................  2,434      52,550
           Arctic Cat, Inc........................    809      12,944
           Arden Group, Inc.*.....................     71       4,297
           Arena Pharmaceuticals, Inc.*...........  1,045       6,803
           Argonaut Group, Inc....................  1,159      17,095
           Argosy Gaming Co.*.....................  1,337      25,309
           Ariad Pharmaceuticals, Inc.*...........  1,670       4,008
           Ariba, Inc.*........................... 14,205      35,228
           Arkansas Best Corp.*...................  1,152      29,930
           Armor Holdings, Inc.*..................  1,269      17,474
           ArQule, Inc.*..........................  1,139       3,474
           Array Biopharma, Inc.*.................  1,032       5,728
           Arris Group, Inc.*.....................  3,515      12,549
           Arrow Financial Corp...................    340      10,462
           Arrow International, Inc...............    498      20,253
           Artesyn Technologies, Inc.*............  1,589       6,102
           ArthroCare Corp.*......................  1,172      11,544
           Artisan Components, Inc.*..............    796      12,283
           Asbury Automotive Group, Inc.*.........    411       3,457
           Ascent Media Group, Inc.--Class A*.....    333         373
           Ascential Software Corp.*.............. 12,969      31,126
           AsiaInfo Holdings, Inc.*...............  1,554       9,852
           Aspect Communications Corp.*...........  2,822       8,014
           Aspen Technology, Inc.*................  2,052       5,807
           Associated Estates Realty Corp.........    871       5,879
           Astec Industries, Inc.*................    816       8,103
           AstroPower, Inc.*......................  1,003       8,014
           Asyst Technologies, Inc.*..............  2,052      15,082
           Ata Holdings Corp.*....................    172         786
           Atherogenics, Inc.*....................  1,337       9,907
           Atlantic Coast Airlines Holdings, Inc.*  2,181      26,237
           Atlas Air, Inc.*.......................    884       1,335
           ATMI, Inc.*............................  1,453      26,910
           Atmos Energy Corp......................  2,220      51,770
           Atrix Laboratories, Inc.*..............  1,097      16,827
           Atwood Oceanics, Inc.*.................    479      14,418
           Audiovox Corp.--Class A*...............    900       9,307
           August Technology Corp.*...............    392       1,984
           Aurora Foods, Inc.*....................  1,363       1,063

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Avanex Corp.*.......................... 3,146  $     3,297
           AVANIR Pharmaceuticals--Class A*....... 3,133        3,133
           Avatar Holdings, Inc.*.................   230        5,290
           Avenue A, Inc.*........................ 1,864        5,406
           Aviall, Inc.*.......................... 1,000        8,050
           Avid Technology, Inc.*................. 1,337       30,684
           Avigen, Inc.*.......................... 1,078        6,155
           Avista Corp............................ 2,567       29,675
           Avocent Corp.*......................... 2,233       49,617
           Axcelis Technologies, Inc.*............ 5,263       29,520
           AXT, Inc.*............................. 1,000        1,800
           Aztar Corp.*........................... 1,838       26,247
           Baldor Electric Co..................... 1,634       32,272
           Baldwin & Lyons, Inc.--Class B.........   307        7,230
           Bally Total Fitness Holding Corp.*..... 1,657       11,748
           BancFirst Corp.........................   207        9,729
           Bandag, Inc............................   560       21,661
           Bank Mutual Corp.......................   595       13,762
           Bank of Granite Corp...................   731       12,793
           Bank of the Ozarks, Inc................   236        5,532
           Bankatlantic Bancorp, Inc.--Class A.... 2,236       21,131
           BankUnited Financial Corp.--Class A*... 1,146       18,542
           Banner Corp............................   553       10,430
           Banta Corp............................. 1,343       41,996
           Barnes Group, Inc......................   553       11,254
           BARRA, Inc.*...........................   803       24,355
           Bassett Furniture Industries, Inc......   540        7,733
           Bay View Capital Corp.*................ 3,369       19,372
           BE Aerospace, Inc.*.................... 1,916        6,974
           Beasley Broadcast Group, Inc.--Class A*   314        3,755
           Beazer Homes U.S.A., Inc.*.............   641       38,845
           Bebe Stores, Inc.*.....................   233        3,122
           Bedford Property Investors, Inc........   777       19,961
           BEI Technologies, Inc..................   586        6,557
           Bel Fuse, Inc.--Class B................   524       10,559
           Belden, Inc............................ 1,217       18,523
           Bell Microproducts, Inc.*..............   932        5,163
           Benchmark Electronics, Inc.*........... 1,220       34,965
           Benihana, Inc.--Class A*...............   252        3,402
           Bentley Pharmaceuticals, Inc.*.........   650        5,233
           Berkshire Hills Bancorp, Inc...........   333        7,842
           Berry Petroleum Co.--Class A...........   887       15,123
           Beverly Enterprises, Inc.*............. 5,266       15,008
           Bio-Rad Laboratories, Inc.--Class A*...   906       35,061
           Bio-Reference Laboratories, Inc.*......   392        2,419
           Bio-Technology General Corp.*.......... 3,143       10,061
           BioMarin Pharmaceutical, Inc.*......... 1,948       13,733
           Biopure Corp.*.........................   997        3,709
           Bioreliance Corp.*.....................   181        4,194
           Biosite Diagnostics, Inc.*.............   615       20,922
           BKF Capital Group, Inc.*...............   314        5,542
           Black Box Corp......................... 1,087       48,697
           Black Hills Corp....................... 1,440       38,189
           Blair Corp.............................   427        9,958
           Blyth, Inc............................. 1,735       46,429
           Bob Evans Farms, Inc................... 1,880       43,898
           Boca Resorts, Inc.--Class A*........... 1,531       16,382
           Bombay Co., Inc.*...................... 1,777        8,885
           Bone Care International, Inc.*.........   515        5,011
           Borland Software Corp.*................ 3,259       40,086

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Boston Beer Co., Inc.--Class A*..........    495 $     7,079
          Boston Communications Group, Inc.*.......    689       8,757
          Boston Private Financial Holdings, Inc...  1,032      20,496
          BostonFed Bancorp, Inc...................    210       5,607
          Bowne & Co., Inc.........................  1,799      21,498
          Boyd Gaming Corp.*.......................  1,667      23,420
          Boyds Collection, Ltd.*..................    952       6,331
          Boykin Lodging Co........................    926       8,640
          Bradley Pharmaceuticals, Inc.*...........    443       5,772
          Brady Corp.--Class A.....................    987      32,916
          Brandywine Realty Trust..................  1,431      31,210
          Bridgford Foods Corp.....................    155       1,738
          Briggs & Stratton Corp...................  1,162      49,350
          Bright Horizons Family Solutions, Inc.*..    544      15,297
          BriteSmile, Inc.*........................    647         214
          Broadwing, Inc.*......................... 10,295      36,238
          Brookline Bancorp Inc....................  3,152      37,508
          Brooks-PRI Automation, Inc.*.............  1,816      20,811
          Brookstone, Inc.*........................    453       6,550
          Brown Shoe Co., Inc......................    942      22,448
          Bruker AXS Inc.*.........................    485         878
          Bruker Daltronics, Inc.*.................    602       2,926
          Brush Wellman, Inc.*.....................    893       4,912
          Bryn Mawr Bank Corp......................    197       7,216
          BSB Bancorp, Inc.........................    463       9,709
          Buca, Inc.*..............................    816       6,789
          Buckeye Technologies, Inc.*..............  1,375       8,456
          Building Materials Holding Corp..........    654       9,352
          Burlington Coat Factory Warehouse Corp...    958      17,196
          Bush Industries, Inc.....................    453       2,193
          Butler Manufacturing Co..................    298       5,766
          BWAY Corp.*..............................    223       4,411
          C&D Technologies, Inc....................  1,395      24,650
          C-COR.net Corp.*.........................  1,689       5,607
          Cable Design Technologies Corp.*.........  2,382      14,054
          Cabot Microelectronics Corp.*............  1,217      57,442
          Cabot Oil & Gas Corp.....................  1,489      36,897
          Cache, Inc.*.............................    139       1,918
          CACI International, Inc.--Class A*.......  1,528      54,458
          Cadiz, Inc.*.............................  1,948       1,071
          Cal Dive International, Inc.*............  1,974      46,389
          Calgon Carbon Corp.......................  1,799       8,887
          California First National Bancorp........    185       2,368
          California Pizza Kitchen, Inc.*..........    761      19,178
          California Water Service Group...........    754      17,832
          Caliper Technologies Corp.*..............  1,304       3,912
          Cambrex Corp.............................  1,207      36,463
          Camden National Corp.....................    430      10,406
          Caminus Corp.*...........................    463       1,083
          Cantel Medical Corp.*....................    356       4,507
          Capital Automotive Real Estate Investment
           Trust...................................  1,149      27,231
          Capital City Bank Group, Inc.............    375      14,696
          Capitol Bancorp, Ltd.....................    411       9,535
          Capstead Mortgage Corp...................    518      12,769
          Capstone Turbine Corp.*..................  4,162       3,746
          Caraustar Industries, Inc................  1,414      13,405
          CARBO Ceramics, Inc......................    492      16,580
          Cardiac Science, Inc.*...................  2,948       6,515

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            CardioDynamics International Corp.*.. 1,715  $     5,265
            Carlisle Cos., Inc................... 1,631       67,490
            Carpenter Technology Corp............ 1,029       12,811
            Carreker Corp.*...................... 1,036        4,693
            Cascade Bancorp......................   670        9,259
            Cascade Corp.........................   502        8,007
            Cascade Natural Gas Corp.............   592       11,840
            Casella Waste Systems, Inc.*.........   890        7,912
            Casey's General Stores, Inc.......... 2,091       25,531
            Cash America International, Inc...... 1,178       11,215
            Catapult Communications Corp.*.......   285        3,406
            Cathay Bancorp, Inc..................   829       31,494
            Cato Corp.--Class A..................   783       16,905
            CB Bancshares, Inc...................   178        7,569
            CBL & Associates Properties, Inc..... 1,087       43,534
            CCBT Financial Companies Inc.........   463       11,890
            CCC Information Services Group, Inc.*   657       11,662
            CDI Corp.*...........................   634       17,105
            Cell Genesys, Inc.*.................. 1,767       19,704
            Cell Therapeutics, Inc.*............. 1,783       12,962
            Centene Corp*........................   269        9,036
            Centennial Communications Corp.*.....   537        1,402
            Center Trust, Inc....................   563        4,391
            Centex Construction Products, Inc....   343       12,057
            Centillium Communications, Inc.*..... 1,492        3,372
            Central Coast Bancorp*...............   398        7,864
            Central Garden & Pet Co.*............   767       14,197
            Central Parking Corp.................   935       17,634
            Central Vermont Public Service Corp..   625       11,425
            Century Aluminum Co..................   634        4,698
            Century Bancorp, Inc.--Class A.......   168        4,455
            Century Business Services, Inc.*..... 4,233       11,217
            Cepheid, Inc.*....................... 1,411        7,193
            Ceres Group, Inc.*................... 1,019        1,956
            Cerus Corp.*.........................   722       15,523
            CFS Bancorp, Inc.....................   644        9,209
            CH Energy Group, Inc.................   877       40,895
            Champion Enterprises, Inc.*.......... 2,618        7,461
            Championship Auto Racing Teams, Inc.*   579        2,142
            Champps Entertainment, Inc.*.........   443        4,213
            Charles River Associates, Inc.*......   395        5,593
            Charlotte Russe Holding, Inc.*.......   401        4,255
            Charming Shoppes, Inc.*.............. 6,386       26,693
            Charter Financial Corp...............   210        6,527
            Charter Municipal Mortgage Acceptance
             Co.................................. 2,211       38,405
            Chateau Communities, Inc............. 1,201       27,623
            Chattem, Inc.*.......................   557       11,446
            Checkers Drive-In Restaurants, Inc.*.   440        2,754
            Checkpoint Systems, Inc.*............ 1,728       17,868
            Chelsea Property Group, Inc.......... 1,631       54,329
            Chemed Corp..........................   524       18,523
            Chemical Financial Corp.............. 1,210       38,902
            Cherokee, Inc.*......................   256        3,738
            Chesapeake Corp......................   751       13,405
            Chesapeake Energy Corp............... 7,622       58,993
            Chicago Pizza & Brewery, Inc.*.......   566        3,905
            Chippac, Inc.--Class A*.............. 2,602        9,237
            Chiquita Brands International, Inc.*. 1,929       25,578
            Chittenden Corp...................... 1,596       40,666

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Choice Hotels International, Inc.*... 1,091  $    24,766
            Cholestech Corp.*....................   628        4,371
            Chordiant Software, Inc.*............ 1,919        2,763
            Christopher & Banks Corp.*........... 1,259       26,124
            Churchill Downs, Inc.................   320       12,218
            Ciber, Inc.*......................... 2,991       15,404
            Cima Labs, Inc.*.....................   761       18,409
            Ciphergen Biosystems, Inc.*.......... 1,097        3,785
            Circor International, Inc............   534        8,491
            Cirrus Logic, Inc.*.................. 3,900       11,232
            Citizens First Bancorp, Inc..........   460        9,687
            Citizens, Inc.*...................... 1,217        9,128
            City Bank............................   404        9,999
            City Holding Co......................   906       25,595
            CKE Restaurants, Inc.*............... 2,732       11,748
            Claire's Stores, Inc................. 2,272       50,143
            Clarcor, Inc......................... 1,334       43,048
            Clark/Bardes, Inc.*..................   761       14,649
            Clearone Communications, Inc.*.......   424        1,887
            CLECO Corp........................... 2,181       30,534
            Cleveland-Cliffs, Inc................   476        9,449
            Closure Medical Corp.*...............   282        2,955
            CNA Surety Corp......................   829        6,508
            CNET Networks, Inc.*................. 6,671       18,078
            Coachmen Industries, Inc.............   770       12,166
            Coastal Bancorp, Inc.................   204        6,599
            Coastal Financial Corp...............   447        6,097
            Cobalt Corp.*........................   505        6,969
            CoBiz, Inc...........................   398        5,910
            Coca-Cola Bottling Co................    45        2,903
            Cognex Corp.*........................ 1,803       33,229
            Cognizant Technology Solutions Corp.*   437       31,565
            Coherent, Inc.*...................... 1,550       30,923
            Cohu, Inc............................ 1,110       16,317
            Coinstar, Inc.*...................... 1,168       26,455
            Coldwater Creek, Inc.*...............   252        4,838
            Cole National Corp.*.................   521        5,939
            Collins & Aikman Corp.*.............. 1,304        5,803
            Colonial Properties Trust............   761       25,828
            Columbia Bancorp.....................   311        6,851
            Columbia Banking System, Inc.*.......   712        8,978
            Columbia Laboratories, Inc.*......... 1,405        4,721
            Columbus Mckinnon Corp.*.............   657        2,510
            Comfort Systems U.S.A., Inc.*........ 2,033        6,811
            Commerce Group, Inc.................. 1,317       49,375
            Commerce One, Inc.*..................     2            6
            Commercial Federal Corp.............. 2,434       56,833
            Commercial Metals Co................. 1,295       21,031
            Commercial NET Lease Realty.......... 1,968       30,169
            Commonwealth Bancorp, Inc............   404       18,733
            Commonwealth Telephone Enterprises,
             Inc.*...............................   583       20,895
            Commscope, Inc.*..................... 2,770       21,883
            Community Bank System, Inc...........   609       19,092
            Community Banks, Inc,................   414       11,468
            Community First Bankshares, Inc...... 2,143       56,704
            Community Trust Bancorp, Inc.........   676       16,995
            Compucom Systems, Inc.*.............. 1,223        6,861
            CompuCredit Corp.*...................   919        6,497
            Computer Horizons Corp.*............. 1,686        5,513

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Computer Network Technology Corp.*... 1,363  $     9,677
            Computer Programs & Systems, Inc.*...   159        3,937
            CompX International, Inc.--Class B...   197        1,649
            Comstock Resources, Inc.*............ 1,217       11,306
            Conceptus, Inc.*.....................   903       10,818
            Concord Camera Corp.*................ 1,295        7,032
            Concord Communications, Inc.*........   855        7,686
            Concurrent Computer Corp.*........... 3,324        9,573
            CONMED Corp.*........................ 1,447       28,347
            Connecticut Bancshares, Inc..........   602       23,147
            Connecticut Water Service, Inc.......   411       10,370
            Connetics Corp.*..................... 1,644       19,761
            Consolidated Graphics, Inc.*.........   595       13,239
            Cooper Cos., Inc..................... 1,634       40,883
            Coorstek, Inc.*......................   463       11,830
            Corinthian Colleges, Inc.*........... 2,033       76,968
            Corixa Corp.*........................ 2,473       15,802
            Corn Products International, Inc..... 1,812       54,596
            Cornell Cos., Inc.*..................   702        6,318
            Cornerstone Realty Income Trust, Inc. 2,579       20,529
            Corporate Executive Board Co.*....... 1,987       63,424
            Corporate Office Properties Trust....   910       12,767
            Correctional Properties Trust........   385        8,355
            Corrections Corp. of America*........ 1,505       25,811
            Corus Bankshares, Inc................   482       21,044
            Corvel Corp.*........................   353       12,620
            Cost Plus, Inc.*..................... 1,036       29,702
            CoStar Group, Inc.*..................   699       12,897
            Courier Corp.........................   197        9,030
            Covance, Inc.*....................... 3,343       82,205
            Covansys Corp.*...................... 1,032        3,878
            Covenant Transport, Inc.*............   314        5,953
            CPB, Inc.............................   757       20,780
            CPI Corp.............................   379        5,492
            Crawford & Co.--Class B.............. 1,427        7,135
            Cray, Inc.*.......................... 2,473       18,968
            Credence Systems Corp.*.............. 3,253       30,350
            Credit Acceptance Corp.*.............   715        4,562
            Cree Research, Inc.*................. 3,913       63,977
            Crompton Corp........................ 6,104       36,319
            Cross Country, Inc.*................. 1,732       24,162
            Cross Media Marketing Corp.*.........   447          246
            Crown American Realty Trust.......... 1,350       12,420
            Crown Cork & Seal Co., Inc.*......... 8,567       68,108
            Crown Media Holdings, Inc.--Class A*. 1,346        3,042
            Cryolife, Inc.*......................   874        5,969
            CSK Auto Corp.*...................... 1,531       16,841
            CSS Industries, Inc.*................   178        5,892
            CT Communications, Inc...............   903       10,204
            CTS Corp............................. 1,602       12,416
            Cubic Corp...........................   829       15,278
            Cubist Pharmaceuticals, Inc.*........ 1,453       11,958
            Culp, Inc.*..........................   324        2,754
            Cuno, Inc.*..........................   835       27,655
            CuraGen Corp.*....................... 2,301       10,700
            Curative Health Services, Inc.*......   550        9,488
            Curtiss-Wright Corp..................   557       35,548
            CV Therapeutics, Inc.*............... 1,456       26,528
            CVB Financial Corp................... 1,414       35,957
            Cyberonics, Inc.*.................... 1,165       21,436

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Cytec Industries, Inc.*............... 2,130  $    58,105
           CYTOGEN Corp.*........................     1            3
           D & K Healthcare Resources, Inc.......   689        7,056
           Daisytek International Corp.*.........   952        7,549
           Daktronics, Inc.*.....................   751       10,048
           Datascope Corp........................   638       15,823
           Datastream Systems, Inc.*.............   838        5,363
           Dave & Buster's, Inc.*................   589        5,095
           DDi Corp.*............................ 2,579          567
           Deb Shops, Inc........................   223        4,953
           Decode Genetics, Inc.*................ 1,948        3,604
           Del Laboratories, Inc.*...............   223        4,505
           Del Monte Foods Co.*.................. 9,891       76,161
           dELiA*s Corp.*........................ 1,738          782
           Delphi Financial Group, Inc.--Class A.   706       26,800
           Delta & Pine Land Co.................. 1,974       40,289
           Deltagen, Inc.*.......................   424          204
           Deltic Timber Corp....................   531       14,178
           Denbury Resources, Inc.*.............. 1,269       14,340
           Dendrite International, Inc.*......... 1,663       12,423
           Department 56, Inc.*..................   592        7,637
           DHB Industries, Inc.*.................   893        1,482
           DiamondCluster International, Inc.--
            Class A*............................. 1,091        3,426
           DIANON Systems, Inc.*.................   453       21,613
           Digene Corp.*.........................   631        7,231
           Digimarc Corp.*.......................   476        5,398
           Digital Insight Corp.*................ 1,518       13,191
           Digital River, Inc.*.................. 1,437       17,172
           Digitas, Inc.*........................   502        1,737
           Dime Community Bancshares, Inc........ 1,198       22,942
           DIMON, Inc............................ 2,214       13,284
           Dionex Corp.*.........................   939       27,898
           Discovery Partners International*.....   910        2,530
           Diversa Corp.*........................ 1,291       11,684
           Dj Orthopedics, Inc.*.................   392        1,474
           Docucorp International, Inc.*.........   424        2,807
           Documentum, Inc.*..................... 2,126       33,293
           Dollar Thrifty Automotive Group, Inc.* 1,311       27,728
           Dominion Homes, Inc.*.................   133        1,895
           Dominion Resources, Inc...............     1           55
           DoubleClick, Inc.*.................... 6,376       36,088
           Dover Downs Gaming & Entertainment,
            Inc..................................   534        4,854
           Dover Motorsports, Inc................   838        3,897
           DQE, Inc.............................. 3,842       58,551
           Dress Barn, Inc.*..................... 1,495       19,884
           Drew Industries, Inc.*................   278        4,462
           Drexler Technology Corp.*.............   453        5,708
           Drill-Quip, Inc.*.....................   340        5,746
           DRS Technologies, Inc.*...............   887       27,790
           drugstore.com, Inc.*.................. 1,398        3,355
           DSP Group, Inc.*...................... 1,453       22,986
           Duane Reade, Inc.*.................... 1,165       19,805
           Ducommun, Inc.*.......................   369        5,849
           DuPont Photomasks, Inc.*..............   641       14,903
           Dura Automotive Systems, Inc.*........   793        7,962
           Durect Corp.*......................... 1,324        2,674
           DVI, Inc.*............................   670        5,059
           Dycom Industries, Inc.*............... 2,570       34,053

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Dynacq International, Inc.*.........   288  $     4,138
            Dynamics Research Corp.*............   359        5,030
            E.piphany, Inc.*.................... 3,369       14,049
            EarthLink, Inc.*.................... 6,719       36,619
            EarthShell Corp.*................... 3,771        2,187
            East-West Bancorp, Inc.............. 1,269       45,786
            Eastgroup Properties, Inc...........   777       19,814
            Echelon Corp.*...................... 1,343       15,055
            Eclipsys Corp.*..................... 1,858        9,940
            EDO Corp............................   822       17,081
            eFunds Corp.*....................... 2,502       22,793
            EGL, Inc.*.......................... 1,851       26,377
            El Paso Electric Co.*............... 2,515       27,665
            Electro Rent Corp.*.................   751        9,103
            Electro Scientific Industries, Inc.* 1,476       29,520
            Electroglas, Inc.*.................. 1,136        1,749
            Electronics Boutique Holdings Corp.*   540        8,537
            Electronics for Imaging, Inc.*...... 2,913       47,368
            Elizabeth Arden, Inc.*..............   699       10,345
            ElkCorp............................. 1,042       18,027
            Embarcadero Technologies, Inc.*.....   430        2,567
            Embrex, Inc.*.......................   385        4,284
            EMC Insurance Group, Inc............   123        2,198
            EMCOR Group, Inc.*..................   796       42,195
            EMCORE Corp.*....................... 1,295        2,836
            Empire District Electric Co......... 1,194       21,731
            EMS Technologies, Inc.*.............   563        8,789
            Encore Acquisition Co.*.............   473        8,713
            Encore Wire Corp.*..................   712        6,444
            Endo Pharmaceuticals Holdings, Inc.* 1,129        8,692
            Endocardial Solutions, Inc.*........   738        2,494
            Energen Corp........................ 1,848       53,777
            Energy Conversion Devices, Inc.*....   803        7,870
            Energy Partners, Ltd.*.............. 1,029       11,010
            Energysouth, Inc....................   223        6,289
            Engineered Support Systems, Inc.....   750       27,495
            Ennis Business Forms, Inc...........   874       10,156
            Entegris, Inc.*..................... 2,466       25,400
            Enterasys Networks, Inc.*........... 8,684       13,547
            Entertainment Properties Trust......   919       21,615
            Entrust Technologies, Inc.*......... 2,573        8,645
            Enzo Biochem, Inc.*................. 1,240       17,360
            Enzon, Inc.*........................ 2,308       38,590
            Eon Labs, Inc*......................   528        9,984
            EPIQ Systems, Inc.*.................   531        8,135
            Epix Medical, Inc.*.................   670        4,844
            Equity Inns, Inc.................... 2,175       13,094
            Equity One, Inc.....................   330        4,406
            eResearch Technology, Inc.*.........   434        7,270
            Escalade, Inc.*.....................   191        3,820
            ESCO Technologies, Inc.*............   641       23,717
            eSPEED, Inc.--Class A*.............. 1,207       20,448
            Esperion Therapeutics, Inc.*........ 1,570       11,160
            ESS Technology, Inc.*............... 1,628       10,240
            Essex Property Trust, Inc...........   774       39,358
            Esterline Technologies Corp.*....... 1,113       19,667
            eUniverse, Inc.*....................   676        3,840
            Euronet Worldwide, Inc.*............   764        5,738
            Evergreen Resources, Inc.*.......... 1,016       45,568
            Exact Sciences Corp.*...............   612        6,628

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Exar Corp.*............................. 2,097  $    26,003
          Excel Technology, Inc.*.................   469        8,390
          Exelixis, Inc.*......................... 2,424       19,392
          Exploration Co. of Delaware*............   835        2,488
          ExpressJet Holdings, Inc.*.............. 1,612       16,523
          Extreme Networks, Inc.*................. 5,534       18,096
          Exult, Inc.*............................ 2,541        8,080
          F&M Bancorp.............................   579       18,528
          F.A.O., Inc.*...........................   893          420
          F5 Networks, Inc.*...................... 1,191       12,791
          Factory 2-U Stores, Inc.*...............   696        2,374
          FactSet Research Systems, Inc........... 1,117       31,578
          FalconStor Software, Inc.*.............. 1,829        7,097
          Farmer Brothers Co......................    45       13,905
          Farmers Capital Bank Corp...............   330       10,973
          FBL Financial Group, Inc.--Class A......   612       11,916
          FBR Asset Investment Corp............... 1,097       37,188
          Federal Agricultural Mortgage Corp.--
           Class C*...............................   424       12,991
          Federal Realty Investment Trust......... 2,071       58,237
          Federal Signal Corp..................... 2,563       49,773
          FEI Co.*................................ 1,295       19,801
          FelCor Lodging Trust, Inc............... 2,648       30,293
          Ferro Corp.............................. 1,741       42,533
          Fidelity Bankshares, Inc................   848       15,179
          Fidelity National Information Solutions,
           Inc.*..................................   780       13,455
          Filenet Corp.*.......................... 1,790       21,838
          Financial Federal Corp.*................   680       17,088
          Financial Industries Corp...............   421        5,995
          Financial Institutions, Inc.............   414       12,155
          Finisar Corp.*.......................... 7,153        6,795
          Finish Line, Inc.--Class A*............. 1,010       10,656
          Finlay Enterprises, Inc.*...............   285        3,437
          First Bancorp...........................   388        9,122
          First BanCorp........................... 1,790       40,454
          First Banks America, Inc.*..............    42        1,703
          First Busey Corp........................   485       11,184
          First Charter Corp...................... 1,654       29,772
          First Citizens BancShares, Inc.--Class A   324       31,297
          First Commonwealth Financial Corp....... 3,156       36,294
          First Community Bancorp--Class A........   528       17,388
          First Community Bankshares, Inc.........   473       14,549
          First Consulting Group, Inc.*...........   974        5,610
          First Defiance Financial Corp...........   285        5,387
          First Essex Bancorp, Inc................   356       11,890
          First Federal Capital Corp..............   922       17,804
          First Financial Bancorp................. 1,935       31,716
          First Financial Bankshares, Inc.........   664       25,232
          First Financial Corp....................   366       17,799
          First Financial Holdings, Inc...........   722       17,877
          First Horizon Pharmaceutical Corp.*..... 1,198        8,959
          First Indiana Corp......................   621       11,501
          First Merchants Corp....................   777       17,708
          First National Corp.....................   411        9,864
          First Niagara Financial Group...........   498       13,008
          First Oak Brook Bancshares, Inc.........   230        7,227
          First Place Financial Corp..............   686       11,408
          First Republic Bank*....................   553       11,054
          First Sentinel Bancorp, Inc............. 1,330       19,139

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           First South Bancorp, Inc...............   149  $     5,301
           First State Bancorporation.............   317        7,862
           FirstFed America Bancorp, Inc..........   388        9,642
           FirstFed Financial Corp.*..............   926       26,808
           Fisher Communications, Inc.............   265       13,970
           Flagstar Bancorp, Inc..................   722       15,595
           Fleetwood Enterprises, Inc.*........... 1,880       14,758
           Fleming Cos., Inc...................... 2,486       16,333
           FLIR Systems, Inc.*....................   803       39,186
           Florida East Coast Industries, Inc..... 1,223       28,374
           Florida Rock Industries, Inc........... 1,058       40,257
           Flow International Corp.*..............   706        1,800
           Flowers Foods, Inc..................... 1,185       23,119
           Flushing Financial Corp................   534        8,746
           FMC Corp.*............................. 1,605       43,849
           FNB Corp...............................   311        7,380
           Foamex International, Inc.*............ 1,159        3,662
           Footstar, Inc.*........................ 1,081        7,524
           Forrester Research, Inc.*..............   764       11,895
           Forward Air Corp.*.....................   615       11,937
           Fossil, Inc.*.......................... 1,078       21,927
           Foundry Networks, Inc.*................ 4,625       32,560
           FPIC Insurance Group, Inc.*............   473        3,264
           Franklin Electric Co., Inc.............   343       16,467
           Franklin Financial Corp................   146        3,348
           Fred's, Inc............................ 1,162       29,863
           FreeMarkets, Inc.*..................... 2,107       13,567
           Fremont General Corp................... 3,136       14,081
           Friedman's, Inc.--Class A..............   890        7,725
           Friedman, Billings, Ramsey Group, Inc.*   880        8,237
           Frontier Airlines, Inc.*............... 1,586       10,721
           Frontier Financial Corp................   864       22,101
           Frontier Oil Corp...................... 1,401       24,125
           FSI International, Inc.*............... 1,579        7,106
           FTI Consulting, Inc.*.................. 1,172       47,056
           FuelCell Energy, Inc.*................. 1,835       12,023
           Fuller (H. B.) Co...................... 1,521       39,363
           G & K Services, Inc.................... 1,049       37,136
           Gabelli Asset Management, Inc.--
            Class A*..............................   333       10,003
           Gables Residential Trust............... 1,334       33,257
           Gaiam, Inc.*...........................   295        3,059
           Galyan's Trading Co.*..................   557        5,570
           Gardner Denver, Inc.*..................   851       17,275
           Gart Sports Co.*.......................   337        6,521
           Gartner Group, Inc.*................... 4,444       40,885
           Gaylord Entertainment Co.*............. 1,181       24,329
           GBC Bancorp............................   414        8,015
           GenCorp, Inc........................... 1,670       13,226
           Gene Logic, Inc.*...................... 1,447        9,102
           Genencor International, Inc.*..........   518        5,066
           General Binding Corp.*.................   317        2,688
           General Cable Corp..................... 1,777        6,753
           General Communication, Inc.--Class A*.. 2,220       14,896
           Genesco, Inc.*......................... 1,078       20,083
           Genesee & Wyoming, Inc.--Class A*......   621       12,637
           Genesis Microchip, Inc.*............... 1,641       21,415
           Genlyte Group, Inc.*...................   647       20,161
           Genta, Inc.*........................... 2,291       17,617
           Gentiva Health Services, Inc........... 1,220       10,748

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Genzyme Corp.--Genzyme Biosurgery
           Division*.............................. 2,016  $     5,141
          Georgia Gulf Corp....................... 1,476       34,155
          German American Bancorp.................   524        8,148
          Geron Corp.*............................ 1,327        4,777
          Getty Realty Corp.......................   829       15,710
          Gibraltar Steel Corp....................   453        8,625
          Glacier Bancorp, Inc....................   851       20,059
          Gladstone Capital Corp..................   476        7,840
          Glatfelter (P.H.) Co....................   528        6,948
          Glenborough Realty Trust, Inc...........   841       14,987
          Glimcher Realty Trust................... 1,589       28,205
          Global Imaging Systems, Inc.*...........   430        7,904
          Global Industries, Ltd.*................ 3,580       14,929
          Global Power Equipment Group, Inc.*..... 1,198        5,906
          Globespan Virata, Inc.*................. 5,946       26,222
          Gold Banc Corp., Inc.................... 1,812       17,977
          Golden Telecom, Inc.*...................   754        9,538
          Goody's Family Clothing, Inc.*..........   848        3,765
          Gorman-Rupp Co..........................   395        9,283
          GrafTech International, Ltd.*........... 3,052       18,190
          Granite Construction, Inc............... 1,725       26,738
          Granite State Bankshares, Inc...........   275       12,015
          Graphic Packaging International Corp.*.. 1,217        6,864
          Gray Television, Inc....................   476        5,641
          Great American Financial Resources, Inc.   392        6,742
          Great Atlantic & Pacific Tea Co.*.......   897        7,230
          Great Lakes Chemical Corp............... 2,010       47,999
          Great Lakes REIT, Inc...................   706       11,755
          Great Southern Bancorp, Inc.............   304       11,172
          Green Mountain Coffee Roasters, Inc.*...   168        2,538
          Greif Brothers Corp.--Class A...........   693       16,493
          Grey Global Group, Inc..................    39       23,833
          Grey Wolf, Inc.*........................ 8,991       35,874
          Griffon Corp.*.......................... 1,421       19,354
          Group 1 Automotive, Inc.*............... 1,007       24,047
          GSI Commerce, Inc.*..................... 1,003        3,661
          Guess?, Inc.*...........................   401        1,680
          Guilford Pharmaceuticals, Inc.*......... 1,298        5,166
          Guitar Center, Inc.*....................   731       12,105
          Gulf Island Fabrication, Inc.*..........   375        6,094
          GulfMark Offshore, Inc.*................   722       10,650
          Gymboree Corp.*......................... 1,285       20,380
          Haemonetics Corp.*......................   964       20,687
          Hain Celestial Group, Inc.*............. 1,262       19,182
          Hall, Kinion & Associates, Inc.*........   540        3,019
          Hancock Fabrics, Inc....................   910       13,878
          Hancock Holding Co......................   715       31,925
          Handleman Co.*.......................... 1,334       15,341
          Handspring, Inc.*....................... 2,308        2,193
          Hanger Orthopedic Group, Inc.*.......... 1,036       13,623
          Hanmi Financial Corp.*..................   469        7,865
          Hanover Compressor Co.*................. 2,593       23,803
          Harbor Florida Bancshares, Inc.......... 1,143       25,740
          Harland (John H.) Co.................... 1,570       34,744
          Harleysville Group, Inc................. 1,589       41,997
          Harleysville National Corp.............. 1,029       27,495
          Harmonic, Inc.*......................... 3,201        7,362
          Harris Interactive, Inc.*............... 1,987        5,862

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Harvard Bioscience, Inc.*................ 1,052  $     3,470
          Harvest Natural Resources, Inc.*......... 1,864       12,023
          Haverty Furniture Cos., Inc..............   819       11,384
          Hawthorne Financial Corp.*...............   401       11,445
          Headwaters, Inc.*........................ 1,469       22,784
          Health Care REIT, Inc.................... 2,094       56,643
          Healthcare Realty Trust, Inc............. 2,253       65,899
          Healthcare Services Group, Inc.*.........   498        6,494
          HealthExtras, Inc.*......................   819        3,317
          HealthTronics Surgical Services, Inc.*...   424        3,397
          Heartland Express, Inc.*................. 1,602       36,703
          Hecla Mining Co.*........................ 4,622       23,387
          HEICO Corp...............................   757        8,032
          Heidrick & Struggles International, Inc.*   971       14,245
          Helix Technology Corp.................... 1,401       15,691
          Heritage Property Investment Trust.......   964       24,071
          Herley Industries, Inc.*.................   641       11,159
          Hibbet Sporting Goods, Inc.*.............   375        8,970
          Hickory Tech Corp........................   751        7,157
          Hilb, Rogal & Hamilton Co................ 1,793       73,333
          Hollinger International, Inc............. 2,948       29,952
          Holly Corp...............................   528       11,537
          Hollywood Casino Corp.*..................   553        6,791
          Hollywood Entertainment Corp.*........... 2,835       42,808
          Hologic, Inc.*........................... 1,036       12,650
          Home Properties of New York, Inc......... 1,395       48,058
          HomeStore.com, Inc.*..................... 4,159        3,535
          Hooper Holmes, Inc....................... 2,877       17,665
          Horace Mann Educators Corp............... 1,906       29,219
          Horizon Offshore, Inc.*..................   948        4,721
          Horizon Organic Holding Corp.*...........   349        5,650
          Hot Topic, Inc.*......................... 1,696       38,804
          Houston Exploration Co.*.................   544       16,646
          Hovnanian Enterprises--Class A*..........   806       25,550
          HRPT Properties Trust.................... 6,926       57,070
          Hudson River Bancorp, Inc................   819       20,270
          Hughes Supply, Inc....................... 1,282       35,024
          Humboldt Bancorp.........................   576        6,048
          Hutchinson Technology, Inc.*............. 1,359       28,131
          Hydril Co.*..............................   621       14,637
          Hypercom Corp.*.......................... 1,816        6,774
          Hyperion Solutions Corp.*................ 1,790       45,949
          I-many, Inc.*............................ 2,165        3,074
          IBERIABANK Corp..........................   320       12,851
          ICT Group, Inc.*.........................   162        1,878
          ICU Medical, Inc.*.......................   566       21,112
          Identix, Inc.*........................... 4,508       23,216
          IDEX Corp................................ 1,486       48,592
          IDEXX Laboratories, Inc.*................ 1,712       56,239
          iDine Rewards Network, Inc.*.............   913        9,696
          IDX Systems Corp.*.......................   910       15,497
          iGate Capital Corp.*..................... 1,081        2,832
          IGEN International, Inc.*................   858       36,765
          IHOP Corp.*.............................. 1,062       25,488
          II-VI, Inc.*.............................   586        9,412
          ILEX Oncology, Inc.*..................... 1,744       12,313
          Illumina, Inc.*.......................... 1,275        4,297
          Imagistics International, Inc.*..........   893       17,860
          Imation Corp.*........................... 1,884       66,091
          ImClone Systems, Inc.*................... 2,748       29,187

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           IMCO Recycling, Inc.*..................   602  $     4,894
           Immucor, Inc.*.........................   560       11,339
           ImmunoGen, Inc.*....................... 2,359        7,313
           Immunomedics, Inc...................... 2,198       10,155
           IMPAC Mortgage Holdings, Inc........... 2,285       26,277
           IMPATH, Inc.*..........................   838       16,525
           Impax Laboratories, Inc.*.............. 1,401        5,618
           IMPCO Technologies, Inc.*..............   586        2,748
           INAMED Corp.*..........................   673       20,728
           Incyte Genomics, Inc.*................. 3,612       16,471
           Independence Holding Co................   175        3,757
           Independent Bank Corp..................   647       14,752
           Independent Bank Corp..................   660       19,972
           Indevus Pharmaceuticals, Inc.*......... 2,033        4,349
           Inet Technologies, Inc.*...............   628        3,831
           InFocus Corp.*......................... 1,968       12,123
           Infogrames, Inc.*......................   298          527
           Infonet Services Corp.--Class B*....... 3,373        6,679
           Informatica Corp.*..................... 3,075       17,713
           Information Holdings, Inc.*............   547        8,489
           Information Resources, Inc.*........... 1,473        2,357
           Inforte Corp.*.........................   314        2,434
           Infospace, Inc.*.......................     2           17
           infoUSA, Inc.*......................... 1,375        6,834
           Ingles Markets, Inc.--Class A..........   534        6,285
           Inhale Therapeutic Systems, Inc.*...... 2,968       23,981
           Inktomi Corp.*......................... 7,813       12,501
           InnKeepers U.S.A. Trust................ 1,353       10,364
           Input/Output, Inc.*.................... 2,408       10,234
           Inrange Technologies Corp.--Class B*...   466        1,095
           Insight Communications Co., Inc.*...... 2,220       27,484
           Insight Enterprises, Inc.*............. 2,201       18,290
           Insignia Financial Group, Inc.*........ 1,045        7,576
           Insituform Technologies, Inc.--Class A* 1,217       20,750
           Insurance Auto Auctions, Inc.*.........   534        8,859
           Integra Bank Corp......................   829       14,773
           Integra LifeSciences Holdings*.........   994       17,543
           Integral Systems, Inc.*................   495        9,925
           Integrated Defense Technologies, Inc.*.   404        5,858
           Integrated Electrical Services, Inc.*.. 1,748        6,730
           Integrated Silicon Solution, Inc.*..... 1,437        6,265
           Inter Parfums, Inc.....................   175        1,355
           Inter-Tel, Inc.........................   971       20,304
           InterCept, Inc.*.......................   838       14,188
           Interchange Financial Services Corp....   460        7,406
           Interdigital Communications Corp.*..... 2,923       42,558
           Interface, Inc......................... 2,343        7,193
           Intergraph Corp.*...................... 2,512       44,613
           Interland, Inc.*....................... 6,580        8,554
           Intermagnetics General Corp.*..........   793       15,575
           Intermet Corp.......................... 1,155        4,851
           InterMune, Inc.*....................... 1,337       34,107
           International Bancshares Corp.......... 1,217       48,011
           International Multifoods Corp.*........   848       17,969
           International Specialty Products, Inc.*   566        5,779
           Internet Security Systems, Inc.*....... 2,042       37,430
           Interpool, Inc.........................   301        4,834
           Interpore International, Inc.*.........   926        5,926
           Interstate Bakeries Corp............... 2,340       35,685
           InterTAN, Inc.*........................ 1,146        8,194

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Intertrust Technologies Corp.*........ 3,939  $    16,662
           Interwoven, Inc.*..................... 5,700       14,820
           Intrado, Inc.*........................   816        7,996
           Intuitive Surgical, Inc.*............. 1,615        9,948
           Invacare Corp......................... 1,414       47,086
           Inverness Medical Innovation, Inc.*...   495        6,509
           Investors Real Estate Trust........... 1,709       17,056
           Invision Technologies, Inc.*..........   621       16,370
           Iomega Corp.*......................... 2,751       21,595
           Ionics, Inc.*.........................   942       21,478
           IRT Property Co....................... 1,803       21,402
           Irwin Financial Corp..................   825       13,613
           ISIS Pharmaceuticals, Inc.*........... 2,505       16,508
           Isle of Capri Casinos, Inc.*..........   777       10,287
           ITLA Capital Corp.*...................   246        8,175
           Itron, Inc.*.......................... 1,123       21,528
           ITT Educational Services, Inc.*....... 2,282       53,741
           ITXC Corp.*...........................   952        2,209
           Ixia*................................. 1,155        4,216
           IXYS Corp.*...........................   664        4,688
           J & J Snack Foods Corp.*..............   324       11,570
           J. Jill Group, Inc.*..................   968       13,533
           J.B. Hunt Transport Services, Inc.*... 1,194       34,984
           J2 Global Communications, Inc.*.......   265        5,045
           Jack in the Box, Inc.*................ 1,981       34,251
           JAKKS Pacific, Inc.*.................. 1,311       17,659
           Jarden Corp.*.........................   618       14,752
           JDA Software Group, Inc.*............. 1,502       14,508
           JDN Realty Corp....................... 1,871       20,487
           Jefferies Group, Inc.................. 1,039       43,607
           JLG Industries, Inc................... 2,266       17,063
           JM Smucker Co......................... 2,388       95,065
           Jo-Ann Stores, Inc.--Class A*.........   767       17,618
           Johnson Outdoors, Inc.*...............   194        1,915
           Jones Lang LaSalle, Inc.*............. 1,625       24,993
           Journal Register Co.*................. 1,463       26,012
           Joy Global, Inc.*..................... 2,492       28,060
           K-Swiss, Inc.--Class A................   631       13,699
           K-V Pharmaceutical Co.*............... 1,223       28,373
           K2, Inc.*.............................   964        9,062
           Kadant, Inc.*.........................   728       10,920
           Kaman Corp.--Class A.................. 1,204       13,244
           Kansas City Life Insurance Co.........   194        7,353
           Kansas City Southern Industries, Inc.* 3,230       38,760
           Kaydon Corp........................... 1,476       31,306
           Keane, Inc.*.......................... 2,981       26,799
           Keithley Instruments, Inc.............   317        3,963
           Kellwood Co........................... 1,359       35,333
           Kelly Services, Inc.--Class A.........   906       22,387
           Kendle International, Inc.*...........   566        4,981
           Kennametal, Inc....................... 1,851       63,822
           Kenneth Cole Productions, Inc.*.......   379        7,694
           Kensey Nash Corp.*....................   388        7,089
           Key Energy Group*..................... 6,036       54,143
           Keynote Systems, Inc.*................ 1,291        9,967
           Keystone Automotive Industries, Inc.*.   550        8,261
           Keystone Property Trust...............   880       14,934
           kforce.com, Inc.*..................... 1,042        4,397
           Kilroy Realty Corp.................... 1,304       30,057
           Kimball International, Inc.--Class B.. 1,819       25,920

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Kindred Healthcare, Inc.*.............   605  $    10,981
           Kirby Corp.*.......................... 1,000       27,390
           Knight Trading Group, Inc.*........... 4,376       20,961
           Knight Transportation, Inc.*.......... 1,285       26,985
           Koger Equity, Inc..................... 1,023       15,959
           Kopin Corp.*.......................... 3,728       14,614
           Korn/Ferry International*............. 2,029       15,177
           KOS Pharmaceuticals, Inc.*............   288        5,472
           Kosan Biosciences, Inc.*..............   922        5,597
           Kramont Realty Trust..................   987       14,460
           Kroll, Inc.*.......................... 1,408       26,865
           Kronos, Inc.*......................... 1,055       39,024
           Kulicke & Soffa Industries, Inc.*..... 2,648       15,147
           Kyphon, Inc.*.........................   324        2,767
           La Jolla Pharmaceutical Co.*.......... 2,275       14,788
           La Quinta Corp.*...................... 7,392       32,524
           LabOne, Inc.*.........................   285        5,050
           Labor Ready, Inc.*.................... 2,198       14,111
           Laclede Group, Inc.................... 1,013       24,515
           Ladish Co., Inc.*.....................   489        3,941
           Lakeland Bancorp, Inc.................   655       11,705
           Lakeland Financial Corp...............   272        6,378
           Lance, Inc............................ 1,301       15,403
           LandAmerica Financial Group, Inc......   997       35,344
           Landauer, Inc.........................   437       15,186
           Landry's Restaurants, Inc............. 1,178       25,021
           Landstar System, Inc.*................   819       47,797
           Lannett Co., Inc.*....................   197        3,227
           Lasalle Hotel Properties..............   903       12,642
           Lattice Semiconductor Corp.*.......... 4,586       40,219
           Lawson Products, Inc..................   262        8,117
           Lawson Software, Inc.*................   754        4,336
           Learning Tree International, Inc.*....   560        7,672
           LeCroy Corp.*.........................   443        4,917
           Leeds Federal Bankshares, Inc.........    65        2,074
           Legato Systems, Inc.*................. 4,680       23,540
           LendingTree, Inc.*....................   379        4,882
           Lennox International, Inc............. 2,295       28,802
           Lexar Media, Inc.*.................... 1,748       10,960
           Lexicon Genetics, Inc.*............... 1,799        8,509
           Lexington Corporate Properties Trust.. 1,382       21,974
           Libbey, Inc...........................   825       21,450
           Liberate Technologies, Inc.*.......... 5,745        8,215
           Liberty Corp..........................   903       35,036
           Lifecore Biomedical, Inc.*............   534        4,582
           Lifeline Systems, Inc.*...............   214        4,800
           Ligand Pharmaceuticals, Inc.--Class B* 2,774       14,896
           Lightbridge, Inc.*.................... 1,518        9,335
           Lincoln Electric Holdings, Inc........ 1,706       39,494
           Lindsay Manufacturing Co..............   534       11,428
           Linens 'n Things, Inc.*............... 1,945       43,957
           Liquidmetal Technologies*.............   269        2,766
           Lithia Motors, Inc.--Class A*.........   583        9,147
           Littelfuse, Inc.*..................... 1,052       17,737
           LNR Property Corp..................... 1,204       42,622
           Local Financial Corp.*................ 1,029       15,075
           LodgeNet Entertainment Corp.*.........   592        6,323
           Lone Star Steakhouse & Saloon, Inc....   910       17,599
           Lone Star Technologies, Inc.*......... 1,534       22,841
           Longs Drug Stores Corp................ 1,657       34,366

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Longview Fibre Co......................  2,745 $    19,846
           LookSmart, Ltd.*.......................  3,673       9,109
           Louisiana-Pacific Corp.*...............  5,622      45,313
           LSB Bancshares, Inc....................    453       7,339
           LSI Industries, Inc....................    767      10,623
           LTC Properties, Inc....................    757       5,087
           LTX Corp.*.............................  2,447      14,755
           Luby's, Inc.*..........................  1,204       3,504
           Lufkin Industries, Inc.................    301       7,058
           Luminex Corp.*.........................  1,032       4,242
           Lydall, Inc.*..........................    790       8,967
           M.D.C. Holdings, Inc...................  1,039      39,752
           M/I Schottenstein Homes, Inc...........    647      17,987
           Macatawa Bank Corp.....................    356       7,067
           Macdermid, Inc.........................  1,392      31,807
           Macerich Co............................  1,751      53,843
           Macrovision Corp.*.....................  2,172      34,839
           MAF Bancorp, Inc.......................  1,019      34,575
           Magma Design Automation, Inc.*.........    994       9,522
           Magna Entertainment Corp.*.............  2,376      14,731
           MagneTek, Inc.*........................  1,055       4,684
           Magnum Hunter Resources, Inc.*.........  2,599      15,464
           Mail-Well, Inc.*.......................  1,528       3,820
           Main Street Banks, Inc.................    560      10,752
           MainSource Financial Group, Inc........    314       7,539
           Manhattan Associates, Inc.*............  1,042      24,654
           Manitowoc Co...........................  1,418      36,159
           ManTech International Corp.--Class A*..    385       7,342
           Manufactured Home Communities, Inc.....    689      20,415
           Manufacturers' Services, Ltd*..........    770       4,266
           Manugistics Group, Inc.*...............  3,191       7,658
           MAPICS, Inc.*..........................    770       5,352
           MapInfo Corp.*.........................    812       4,507
           Marcus Corp............................  1,058      15,024
           Marine Products Corp...................    353       3,477
           MarineMax, Inc.*.......................    392       4,630
           Martek Biosciences Corp.*..............  1,071      26,946
           Martha Stewart Living Omnimedia, Inc.--
            Class A*..............................    534       5,271
           Marvel Enterprises, Inc.*..............    913       8,199
           MASSBANK Corp..........................    204       5,773
           Massey Energy Co.......................  3,373      32,786
           Mastec, Inc.*..........................  1,078       3,180
           Material Sciences Corp.*...............    547       7,078
           Matria Healthcare, Inc.*...............    369       3,207
           MatrixOne, Inc.*.......................  2,524      10,853
           Matthews International Corp.--Class A..  1,469      32,804
           Mattson Technology, Inc.*..............  1,123       3,212
           Maui Land & Pineapple Co., Inc.*.......    155       2,455
           Maverick Tube Corp.*...................  2,020      26,321
           Maximus, Inc.*.........................    922      24,064
           Maxtor Corp.*.......................... 10,710      54,193
           Maxwell Shoe Co., Inc.--Class A*.......    774       8,994
           Maxygen, Inc.*.........................  1,537      11,712
           MB Financial, Inc......................    605      21,048
           McDATA Corp.--Class A*.................  3,398      24,126
           McGrath Rentcorp.......................    489      11,364
           MCSi, Inc.*............................  1,181       5,610
           Medarex, Inc.*.........................  3,741      14,777
           MedCath Corp.*.........................    340       3,400

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Mediacom Communications Corp.*.......... 2,881  $    25,382
          Medical Staffing Network Holdings, Inc.*   418        6,688
          Medis Technologies, Ltd.*...............   579        2,895
          MedQuist, Inc.*.........................   540       10,940
          MedSource Technologies, Inc.*...........   447        2,901
          MEEMIC Holdings, Inc.*..................    55        1,592
          MemberWorks, Inc.*......................   460        8,271
          MEMC Electronic Materials, Inc.*........ 3,036       22,983
          Mentor Corp............................. 1,058       40,733
          Mentor Graphics Corp.*.................. 3,515       27,628
          Merchants Bancshares, Inc...............   214        4,824
          Mercury Computer Systems, Inc.*......... 1,162       35,464
          Meridian Medical Technologies, Inc.*....   181        8,037
          Meridian Resource Corp.*................ 1,699        1,529
          MeriStar Hospitality Corp............... 2,191       14,461
          Merit Medical Systems, Inc.*............   615       12,251
          Meritage Corp.*.........................   473       15,916
          Merix Corp.*............................   728        6,115
          Mesa Air Group, Inc.*................... 1,657        6,744
          Mesaba Holdings, Inc.*..................   515        3,152
          Mestek, Inc.*...........................   162        2,905
          MetaSolv, Inc.*......................... 1,557        2,133
          Methode Electronics, Inc.--Class A...... 1,835       20,130
          Metris Cos., Inc........................ 1,628        4,021
          Metro One Telecommunications, Inc.*.....   994        6,411
          MFA Mortgage Investments, Inc........... 2,337       19,631
          MGE Energy, Inc.........................   871       23,317
          MGI Pharma, Inc.*....................... 1,346        9,759
          Michael Baker Corp.*....................   272        2,978
          Micromuse, Inc.*........................ 4,017       15,345
          Micros Systems, Inc.*...................   890       19,954
          Microsemi Corp.*........................ 1,550        9,440
          Microtune, Inc.*........................ 2,178        6,817
          Mid-America Apartment Communities, Inc..   754       18,435
          Mid-Atlantic Realty Trust...............   935       16,269
          Mid-State Bancshares.................... 1,295       21,266
          Midas, Inc.*............................   298        1,916
          Middlesex Water Co......................   411        8,619
          Midland Co..............................   418        7,942
          Midway Games, Inc.*..................... 1,570        6,547
          Midwest Banc Holdings, Inc..............   495        9,380
          Midwest Express Holdings, Inc.*.........   702        3,756
          Milacron, Inc...........................   916        5,450
          Millennium Chemicals, Inc............... 3,382       32,197
          Mills Corp.............................. 1,175       34,475
          MIM Corp.*.............................. 1,230        7,134
          Mine Safety Appliances Co...............   421       13,577
          Minerals Technologies, Inc.............. 1,097       47,336
          MIPS Technologies, Inc.--Class A*....... 1,913        5,796
          Mission West Properties, Inc............   774        7,663
          Mobile Mini, Inc.*......................   664       10,405
          Modine Manufacturing Co................. 1,521       26,891
          Modtech Holdings, Inc.*.................   476        4,617
          Molecular Devices Corp.*................   819       13,489
          Monaco Coach Corp.*..................... 1,282       21,217
          Monarch Casino & Resort, Inc.*..........   172        2,362
          Monolithic System Technology, Inc.*.....   961       11,609
          Monro Muffler Brake, Inc.*..............   288        4,867
          Monterey Pasta Co.*.....................   754        2,828

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Moog, Inc.--Class A*.................   809  $    25,111
            Mossimo, Inc.*.......................   262        1,441
            Mothers Work, Inc.*..................   136        4,791
            Movado Group, Inc....................   495        9,311
            Movie Gallery, Inc.*.................   929       12,077
            MPS Group, Inc.*..................... 5,046       27,955
            MRO Software, Inc.*..................   945       11,477
            MRV Communications, Inc.*............ 4,871        5,212
            MSC Software Corp.*.................. 1,366       10,546
            MTR Gaming Group, Inc.*.............. 1,129        8,987
            MTS Systems Corp..................... 1,129       11,313
            Mueller Industries, Inc.*............ 1,511       41,174
            Multimedia Games, Inc.*..............   550       15,103
            Myers Industries, Inc................   994       10,636
            Mykrolis Corp.*...................... 2,130       15,549
            Myriad Genetics, Inc.*............... 1,278       18,659
            Nabi Biopharmaceuticals*............. 2,075       12,865
            NACCO Industries, Inc.--Class A......   288       12,606
            Nanometrics, Inc.*...................   385        1,613
            NaPro BioTherapeutics, Inc.*......... 1,369          931
            Nara Bankcorp, Inc...................   214        4,445
            NASB Financial, Inc..................   162        3,726
            Nasch-Finch Co.......................   589        4,553
            Nassda Corp.*........................   269        3,018
            Nastech Pharmaceutical Co., Inc.*....   424        3,625
            NATCO Group, Inc.--Class A*..........   492        3,090
            National Beverage Corp.*.............   191        2,922
            National Health Investors, Inc....... 1,223       19,666
            National Health Realty, Inc..........   317        4,628
            National Healthcare Corp.*...........   450        7,875
            National Penn Bancshares, Inc........ 1,003       26,630
            National Presto Industries, Inc......   252        7,404
            National Western Life Insurance Co.--
             Class A*............................   113       10,848
            Nationwide Health Properties, Inc.... 2,641       39,430
            Nature's Sunshine Products, Inc......   583        5,661
            Nautica Enterprises, Inc.*........... 1,350       14,999
            Nautilus Goup, Inc.*................. 1,486       19,852
            Navigant Consulting Co.*............. 2,295       13,541
            Navigant International, Inc.*........   650        8,015
            NBC Capital Corp.....................   375        9,450
            NBT Bancorp, Inc..................... 1,605       27,397
            NBTY, Inc.*.......................... 2,198       38,641
            NCI Building Systems, Inc.*..........   984       21,470
            NCO Group, Inc.*..................... 1,003       15,998
            NDCHealth Corp....................... 1,732       34,467
            Nelson (Thomas), Inc.*...............   427        4,279
            Neoforma, Inc.*......................   401        4,791
            NeoPharm, Inc.*......................   605        6,135
            Neose Technologies, Inc.*............   586        5,198
            Net.B@nk, Inc.*...................... 2,628       25,439
            Net2Phone, Inc.*.....................   952        3,856
            Netegrity, Inc.*..................... 1,440        4,684
            NetFlix, Inc.*.......................   314        3,457
            NetIQ Corp.*......................... 1,987       24,539
            NetRatings, Inc.*....................   434        3,124
            Netro Corp.*......................... 1,304        3,560
            NetScout Systems, Inc.*..............   968        4,211
            NetScreen Technologies, Inc.*........   537        9,043
            Neurocrine Biosciences, Inc.*........ 1,511       68,992

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Neurogen Corp.*....................    693 $     2,516
             New Century Financial Corp.........    845      21,455
             New England Business Services, Inc.    621      15,152
             New Focus, Inc.*...................  3,576      13,732
             New Jersey Resources Corp..........  1,447      45,711
             Newpark Resources, Inc.*...........  3,861      16,795
             Newport Corp.*.....................  2,036      25,572
             Next Level Communications, Inc.*...    887         718
             Nextel Partners, Inc.--Class A*....  3,635      22,064
             NIC, Inc.*.........................  1,291       1,859
             NL Industries, Inc.................    456       7,752
             NN, Inc............................    609       6,084
             Nordson Corp.......................  1,194      29,647
             Nortek Holdings, Inc.*.............    456      20,862
             North Pittsburgh Systems, Inc......    806      10,987
             Northwest Bancorp, Inc.............    583       8,623
             Northwest Natural Gas Co...........  1,366      36,964
             Northwest Pipe Co.*................    307       5,311
             Northwestern Corp..................  2,010      10,211
             Novadigm, Inc.*....................    725       1,689
             Novastar Financial, Inc............    560      17,377
             Novell, Inc.*...................... 19,500      65,131
             Noven Pharmaceuticals, Inc.*.......  1,113      10,273
             NPS Pharmaceuticals, Inc.*.........  1,576      39,668
             NS Group, Inc.*....................    919       5,992
             Nu Horizons Electronics Corp.*.....    770       4,451
             Nu Skin Enterprises, Inc...........  2,376      28,441
             Nuance Communications, Inc.*.......  1,554       3,854
             Nuevo Energy Co.*..................    948      10,523
             NUI Corp...........................    845      14,585
             Numerical Technologies, Inc.*......  1,304       4,512
             NYFIX, Inc.*.......................  1,343       6,044
             NYMAGIC, Inc.*.....................     74       1,439
             O'Charley's, Inc.*.................    848      17,409
             Oak Technology, Inc.*..............  3,003       7,958
             Oakley, Inc.*......................  1,375      14,121
             Oceaneering International, Inc.*...  1,236      30,579
             OceanFirst Financial Corp..........    560      12,572
             Octel Corp.........................    528       8,342
             Ocular Sciences, Inc.*.............    910      14,123
             Ocwen Financial Corp.*.............  2,003       5,608
             Odyssey Healthcare, Inc.*..........    638      22,139
             Odyssey Re Holdings Corp...........    900      15,930
             OfficeMax, Inc.*...................  6,191      30,955
             Offshore Logistics, Inc.*..........  1,000      21,920
             Ohio Casualty Corp.*...............  2,732      35,378
             Oil States International, Inc.*....    913      11,778
             Old Second Bancorp, Inc............    372      13,764
             Olin Corp..........................  2,728      42,420
             Omega Financial Corp...............    440      15,774
             Omega Healthcare Investors, Inc.*..    864       3,231
             Omnicell, Inc.*....................    780       2,067
             OmniVision Technologies, Inc.*.....  1,065      14,453
             Omnova Solutions, Inc.*............  2,126       8,568
             On Assignment, Inc.*...............  1,133       9,653
             ON Semiconductor Corp.*............  1,499       2,054
             Oneida, Ltd........................    774       8,537
             ONEOK, Inc.........................  2,881      55,315
             Onyx Pharmaceuticals, Inc.*........    738       4,288
             ONYX Software Corp.*...............  2,359       3,656

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Openwave Systems, Inc.*..............  9,353 $    18,707
            Oplink Communications, Inc.*.........  5,521       4,362
            OPNET Technologies, Inc.*............    540       4,364
            Optical Communication Products, Inc.*    803         867
            Option Care, Inc.*...................    683       5,437
            OraSure Technologies, Inc.*..........  1,408       7,674
            Orbital Sciences Corp.*..............  2,440      10,297
            Oregon Steel Mills, Inc.*............  1,385       5,568
            Oriental Financial Group, Inc........    589      14,478
            OrthoLogic Corp.*....................  1,715       6,191
            OshKosh B'Gosh, Inc.--Class A........    550      15,428
            Oshkosh Truck Corp...................    806      49,569
            OSI Pharmaceuticals, Inc.*...........  1,948      31,947
            OSI Systems, Inc.*...................    359       6,096
            Osmonics, Inc.*......................    570       9,656
            Otter Tail Power Co..................  1,334      35,885
            Overland Storage Inc.*...............    408       5,949
            Overseas Shipholding Group, Inc......  1,463      26,188
            Overstock.com, Inc.*.................    159       2,067
            Overture Services, Inc.*.............  2,741      74,858
            Owens & Minor, Inc...................  1,832      30,081
            Oxford Industries, Inc...............    324       8,311
            P.A.M. Transportation Services, Inc.*    165       4,160
            P.F. Chang's China Bistro, Inc.*.....    867      31,472
            Pacific Capital Bancorp..............  1,877      47,769
            Pacific Northwest Bancorp............    825      20,625
            Pacific Sunwear of California, Inc.*.  2,427      42,934
            Pacific Union Bank*..................    570       6,561
            PacifiCare Health Systems, Inc.*.....  1,871      52,575
            Packeteer, Inc.*.....................  1,207       8,280
            Pain Therapeutics, Inc.*.............    858       2,051
            Palm Harbor Homes, Inc.*.............    926      16,177
            Palm, Inc.*..........................  1,557      24,445
            Pan Pacific Retail Properties........  1,790      65,388
            Panera Bread Co.*....................  1,233      42,921
            Papa John's International, Inc.*.....    686      19,126
            Paradyne Networks, Inc.*.............  1,473       1,885
            Parametric Technology Corp.*......... 14,024      35,340
            PAREXEL International Corp.*.........  1,269      13,946
            Park Electrochemical Corp............    916      17,587
            Parker Drilling Co.*.................  4,175       9,269
            ParkerVision, Inc.*..................    456       3,721
            Parkvale Financial Corp..............    256       5,901
            Parkway Properties, Inc..............    418      14,663
            ParthusCeva, Inc.*...................    765       4,521
            Partners Trust Financial Group, Inc..    353       5,690
            Party City Corp.*....................    392       4,704
            Pathmark Stores, Inc.*...............  1,615       8,188
            Patina Oil & Gas Corp................  1,285      40,670
            Paxar Corp.*.........................  1,709      25,208
            Paxson Communications Corp.*.........  1,651       3,401
            Payless ShoeSource, Inc.*............  1,207      62,125
            PC Connection, Inc.*.................    353       1,790
            PC-Tel, Inc.*........................  1,074       7,282
            PDF Solutions, Inc.*.................    641       4,442
            PDI, Inc.*...........................    437       4,716
            Peapack-Gladstone Financial Corp.....    320      10,960
            PEC Solutions, Inc.*.................    450      13,455
            Pediatrix Medical Group, Inc.*.......  1,201      48,111
            Peet's Coffee & Tea, Inc.*...........    466       6,585

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Pegasus Systems, Inc.*.................. 1,334  $    13,380
          Pegasystems, Inc.*......................   327        1,671
          Penford Corp............................   408        5,749
          Penn Engineering & Manufacturing Corp...   625        6,656
          Penn National Gaming, Inc.*............. 1,631       25,867
          Penn Virginia Corp......................   427       15,521
          PennFed Financial Services, Inc.........   265        7,195
          PennRock Financial Services Corp........   372       10,323
          Pennsylvania Real Estate Investment
           Trust..................................   757       19,682
          Penton Media, Inc.*.....................   799          543
          Penwest Pharmaceuticals Co.*............   744        7,886
          Peoples Bancorp, Inc....................   421       10,778
          Pep Boys-Manny, Moe & Jack.............. 2,579       29,916
          Per-Se Technologies, Inc.*.............. 1,615       14,485
          Peregrine Pharmaceuticals, Inc.*........ 5,525        4,310
          Pericom Semiconductor Corp.*............ 1,055        8,767
          Perrigo Co.*............................ 3,292       39,998
          Petroleum Helicopters, Inc.*............   133        3,942
          PetroQuest Energy, Inc.*................ 1,647        6,835
          PFF Bancorp, Inc........................   609       19,031
          Pharmaceutical Resources, Inc.*.........   968       28,847
          Pharmacopeia, Inc.*..................... 1,259       11,230
          Philadelphia Consolidated Holding Corp.*   903       31,966
          Phillips-Van Heusen Corp................ 1,236       14,288
          Phoenix Technologies, Ltd.*............. 1,392        8,032
          Photon Dynamics, Inc.*..................   913       20,816
          Photronics, Inc.*....................... 1,492       20,440
          PICO Holdings, Inc.*....................   349        4,687
          Piedmont Natural Gas Co., Inc........... 1,654       58,469
          Pilgrim's Pride Corp.--Class B..........   819        6,716
          Pinnacle Entertainment, Inc.*........... 1,291        8,947
          Pinnacle Systems, Inc.*................. 3,156       42,953
          Pioneer Standard Electronics, Inc....... 1,612       14,798
          Pixelworks, Inc.*....................... 1,780       10,324
          Plains Exploration & Production Co.*.... 1,282       12,500
          Plains Resources, Inc.*................. 1,282       15,192
          Planar Systems, Inc.*...................   728       15,019
          Plantronics, Inc.*...................... 2,029       30,699
          PLATO Learning, Inc.*...................   887        5,269
          Playboy Enterprises, Inc.--Class B*.....   748        7,577
          Playtex Products, Inc.*................. 1,499       14,810
          Plexus Corp.*........................... 2,253       19,781
          Plug Power, Inc.*.......................   890        3,996
          PLX Technology, Inc.*...................   819        3,202
          PMA Capital Corp.--Class A.............. 1,418       20,320
          PNM Resources, Inc...................... 1,948       46,401
          PolyMedica Corp.*.......................   498       15,358
          PolyOne Corp............................ 4,230       16,582
          Pomeroy Computer Resources, Inc.*.......   531        6,213
          Pope & Talbot, Inc......................   838       11,950
          Port Financial Corp.....................   249       11,110
          Portal Software, Inc.*.................. 6,415        5,183
          Possis Medical, Inc.*...................   919       16,542
          Post Properties, Inc.................... 1,796       42,924
          Potlatch Corp........................... 1,524       36,393
          Powell Industries, Inc.*................   349        5,961
          Power Integrations, Inc.*............... 1,353       23,001
          Power-One, Inc.*........................ 2,897       16,425

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Powerwave Technologies, Inc.*...... 3,515  $    18,981
             POZEN, Inc.*....................... 1,210        6,232
             PracticeWorks, Inc.*...............   838        6,620
             PRAECIS Pharmaceuticals, Inc.*..... 2,780        9,035
             Pre-Paid Legal Services, Inc.*.....   702       18,392
             Prentiss Properties Trust.......... 1,651       46,690
             Presidential Life Corp............. 1,107       10,993
             Presstek, Inc.*.................... 1,644        7,579
             PRG-Schultz International, Inc.*... 1,916       17,052
             Price Communications Corp.*........ 2,589       35,806
             Price Legacy Corp.*................   990        2,772
             priceline.com, Inc.*............... 6,803       10,885
             PriceSmart, Inc.*..................   214        4,971
             Prima Energy Corp.*................   540       12,074
             Prime Hospitality Corp.*........... 2,424       19,756
             Prime Medical Services, Inc*.......   728        6,312
             PRIMEDIA Inc.*..................... 7,418       15,281
             Priority Healthcare Corp.--Class B* 1,291       29,951
             Private Media Group, Inc.*.........   774        2,516
             PrivateBancorp, Inc................   194        7,343
             ProAssurance Corp.*................ 1,269       26,649
             ProBusiness Services, Inc.*........ 1,129       11,290
             Progenics Pharmaceuticals, Inc.*...   424        2,824
             Progress Software Corp.*........... 1,683       21,795
             ProQuest Co.*......................   832       16,307
             Prosperity Bancshares, Inc.........   686       13,034
             Protection One, Inc.*..............   634        1,268
             Protein Design Labs, Inc.*......... 4,771       40,554
             Proton Energy Systems, Inc.*....... 1,298        3,894
             Provident Bancorp, Inc.............   159        4,937
             Provident Bankshares Corp.......... 1,282       29,628
             Province Healthcare Co.*........... 2,570       25,006
             Proxim Corp.*...................... 6,405        5,572
             ProxyMed, Inc.*....................   246        2,568
             PS Business Parks, Inc.............   537       17,077
             PSS World Medical, Inc.*........... 3,829       26,190
             PTEK Holdings, Inc.*............... 2,537       11,163
             Pulitzer, Inc......................   479       21,531
             Q-Med, Inc.*.......................   411        2,573
             QRS Corp.*.........................   731        4,825
             QuadraMed Corp.*................... 1,456        3,815
             Quaker Chemical Corp...............   414        9,605
             Quaker City Bancorp, Inc.*.........   272        8,957
             Quaker Fabric Corp.*...............   628        4,365
             Quanex Corp........................   877       29,380
             Quanta Services, Inc.*............. 1,722        6,027
             Quantum Corp.*..................... 6,971       18,612
             Quest Software, Inc.*.............. 1,994       20,558
             Quicksilver Resources, Inc.*.......   540       12,112
             Quidel Corp.*...................... 1,379        4,784
             Quiksilver, Inc.*.................. 1,045       27,860
             Quixote Corp.......................   349        6,303
             Quovadx, Inc.*..................... 1,123        2,718
             R & G Finanical Corp.--Class B.....   806       18,740
             Racing Champions Ertl Corp.*.......   453        6,183
             Radiant Systems, Inc.*.............   922        8,879
             Radiologix, Inc.*.................. 1,078        2,490
             RadiSys Corp.*.....................   877        6,998
             RailAmerica, Inc.*................. 1,531       10,977
             Rainbow Technologies, Inc.*........ 1,272        9,120

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Raindance Communications, Inc.*......... 2,324  $     7,507
          RAIT Investment Trust...................   841       18,166
          Ralcorp Holdings, Inc.*................. 1,609       40,450
          Rambus, Inc.*........................... 4,486       30,101
          Ramco-Gershenson Properties Trust.......   460        9,085
          Range Resources Corp.*.................. 2,754       14,871
          RARE Hospitality International, Inc.*... 1,058       29,222
          Rayovac Corp.*.......................... 1,722       22,954
          Raytech Corp.*.......................... 2,233       12,728
          RCN Corp.*.............................. 3,437        1,822
          Read-Rite Corp.*........................ 6,509        2,278
          Realty Income Corp...................... 1,790       62,649
          Red Hat, Inc.*.......................... 6,085       35,963
          Redback Networks, Inc.*................. 8,111        6,813
          Redwood Trust, Inc......................   589       16,315
          Regal-Beloit Corp....................... 1,240       25,668
          Regeneron Pharmaceuticals, Inc.*........ 1,796       33,244
          Regent Communications, Inc.*............ 1,431        8,457
          Regis Corp.............................. 2,327       60,479
          Register.com, Inc.*..................... 1,586        7,137
          RehabCare Group, Inc.*..................   851       16,237
          Reliance Steel & Aluminum Co............ 1,272       26,508
          REMEC, Inc.*............................ 3,036       11,780
          RemedyTemp, Inc.--Class A*..............   295        4,130
          Remington Oil & Gas Corp.*.............. 1,091       17,903
          Renaissance Learning, Inc.*.............   547       10,338
          Rent-Way, Inc.*......................... 1,372        4,802
          Republic Bancorp, Inc................... 2,813       33,109
          Republic Bancorp, Inc.--Class A.........   375        4,226
          Republic Bancshares, Inc.*..............   269        5,286
          Res-Care, Inc.*.........................   829        3,008
          Research Frontiers, Inc.*...............   515        4,295
          ResMed, Inc.*........................... 1,634       49,951
          Resource America, Inc.--Class A.........   806        7,263
          Resources Connection, Inc.*............. 1,023       23,744
          Respironics, Inc.*...................... 1,793       54,563
          Restoration Hardware, Inc.*.............   958        4,800
          Retek, Inc.*............................ 2,806        7,632
          Revlon, Inc.--Class A*..................   456        1,395
          REX Stores Corp.*.......................   450        4,595
          RFS Hotel Investors, Inc................ 1,528       16,594
          Richardson Electronics, Ltd.............   343        2,970
          Rigel Pharmaceuticals, Inc.*............ 1,408        1,535
          Riggs National Corp.....................   748       11,587
          Right Management Consultants, Inc.*.....   884       11,713
          Rita Medical Systems, Inc.*.............   534        2,697
          Riverstone Networks, Inc.*.............. 6,518       13,818
          Riviana Foods, Inc......................   320        8,646
          RLI Corp................................   673       18,777
          RMH Teleservices, Inc.*.................   625        6,563
          Roadway Corp............................   631       23,227
          Roanoke Electric Steel Corp.............   524        4,978
          Robbins & Myers, Inc....................   524        9,642
          Rock-Tenn Co............................   602        8,115
          Rogers Corp.*...........................   848       18,868
          Rollins, Inc............................   757       19,266
          Roper Industries, Inc................... 1,563       57,206
          Roxio, Inc.*............................ 1,029        4,908
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................   272        5,821

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Royal Gold, Inc..........................   722  $    17,993
          RPC, Inc.................................   595        6,902
          RSA Security, Inc.*...................... 2,424       14,520
          RTI International Metals, Inc.*.......... 1,117       11,282
          Ruddick Corp............................. 1,683       23,040
          Rudolph Technologies, Inc.*..............   492        9,427
          Russ Berrie & Co., Inc...................   528       17,836
          Russell Corp............................. 1,301       21,779
          Ryan's Family Steak Houses, Inc.*........ 2,382       27,036
          Ryerson Tull, Inc........................ 1,198        7,308
          S & T Bancorp, Inc....................... 1,427       35,748
          S.Y. Bancorp, Inc........................   304       11,278
          S1 Corp.*................................ 3,806       16,975
          Safeguard Scientifics, Inc.*............. 6,421        8,733
          Saga Communications, Inc.*...............   799       15,181
          Salem Communications Corp.--Class A*.....   469       11,711
          Salix Pharmaceuticals, Ltd.*.............   955        6,675
          Salton, Inc.*............................   346        3,329
          Sanchez Computer Associates, Inc.*.......   731        2,105
          Sanderson Farms, Inc.....................   269        5,625
          Sandisk Corp.*........................... 3,253       66,035
          Sandy Spring Bancorp, Inc................   777       24,476
          Sangamo BioSciences, Inc.*...............   916        2,757
          SangStat Medical Corp.*.................. 1,418       16,023
          Santander BanCorp........................   453        5,889
          Sapient Corp.*........................... 4,369        8,956
          Sauer....................................   521        4,116
          Saul Centers, Inc........................   566       13,471
          Saxon Capital, Inc.*..................... 1,508       18,865
          SBS Technologies, Inc.*..................   783        7,172
          Scansoft, Inc.*.......................... 2,796       14,539
          ScanSource, Inc.*........................   259       12,769
          Schawk, Inc..............................   414        4,103
          Schnitzer Steel Industries, Inc.--Class A   217        4,535
          School Specialty, Inc.*..................   793       15,844
          Schulman (A.), Inc....................... 1,579       29,385
          Schweitzer-Mauduit International, Inc....   799       19,576
          Scientific Games Corp.--Class A*......... 2,457       17,838
          Scios, Inc.*............................. 2,486       80,995
          SCM Microsystems, Inc.*..................   838        3,562
          SCP Pool Corp.*..........................   961       28,061
          SCS Transportation, Inc.*................ 1,305       12,933
          Seaboard Corp............................    16        3,840
          SeaChange International, Inc.*........... 1,191        7,325
          Seacoast Banking Corp. of Florida........   557       10,494
          Seacoast Financial Services Corp......... 1,301       26,034
          SEACOR SMIT, Inc.*.......................   932       41,474
          Seattle Genetics, Inc.*..................   964        2,988
          Second Bancorp, Inc......................   453       12,005
          Secure Computing Corp.*.................. 1,576       10,102
          SeeBeyond Technology Corp.*.............. 2,806        6,819
          Select Medical Corp.*....................   942       12,707
          Selective Insurance Group, Inc........... 1,389       34,975
          SEMCO Energy, Inc........................   987        6,021
          Seminis, Inc.--Class A*..................   741        2,134
          Semitool, Inc.*..........................   861        5,346
          Senior Housing Properties Trust.......... 2,444       25,931
          Sensient Technologies Corp............... 2,340       52,580
          Sepracor, Inc.*.......................... 3,719       35,963
          Sequa Corp.--Class A*....................   320       12,515

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Sequenom, Inc.*.........................  2,117 $     3,811
          SERENA Software, Inc.*..................    932      14,716
          Serologicals Corp.*.....................  1,159      12,749
          Service Corp. International*............ 15,798      52,450
          Sharper Image Corp.*....................    379       6,606
          Shenandoah Telecommunications Co........    175       8,561
          Shoe Carnival, Inc.*....................    385       5,394
          Shopko Stores, Inc.*....................  1,544      19,223
          Shuffle Master, Inc.*...................    955      18,250
          Shurgard Storage Centers, Inc.--Class A.  1,812      56,788
          Sierra Health Services, Inc.*...........  1,369      16,442
          Sierra Pacific Resources................  5,489      35,679
          Silgan Holdings, Inc.*..................    550      13,574
          Silicon Graphics, Inc.*................. 10,189      11,514
          Silicon Image, Inc.*....................  3,117      18,702
          Silicon Laboratories, Inc.*.............  1,411      26,922
          Silicon Storage Technology, Inc.*.......  4,159      16,802
          Siliconix, Inc.*........................    314       7,348
          Simmons First National Corp.--Class A...    379      13,890
          SimpleTech, Inc.*.......................    385       1,163
          Simpson Manufacturing Co., Inc.*........    783      25,761
          Sinclair Broadcast Group--Class A*......  1,654      19,236
          SIPEX Corp.*............................  1,366       5,054
          Sirius Satellite Radio, Inc.*...........  3,709       2,374
          SITEL Corp.*............................  3,042       3,650
          Sizeler Property Investors, Inc.........    618       5,741
          SJW Corp................................    110       8,586
          Skechers U.S.A., Inc.*..................    829       7,038
          Skyline Corp............................    330       9,735
          Skyworks Solutions, Inc.*...............  7,260      62,581
          SL Green Realty Corp....................  1,414      44,682
          Smart & Final, Inc.*....................    634       3,297
          Smith (A.O.) Corp.......................    893      24,120
          Sola International, Inc.*...............  1,168      15,184
          Solutia, Inc............................  5,635      20,455
          Somera Communications, Inc.*............  1,686       4,553
          Sonic Corp.*............................  1,952      39,996
          Sonic Innovations, Inc.*................    583       2,221
          SONICblue, Inc.*........................  4,609       2,074
          SonicWALL, Inc.*........................  2,745       9,964
          SonoSite, Inc.*.........................    754       9,855
          Sonus Networks, Inc.*...................  9,723       9,723
          Sotheby's Holdings, Inc.--Class A*......  2,411      21,699
          Soundview Technology Group, Inc.*.......  3,987       5,981
          Sourcecorp*.............................    819      15,225
          South Financial Group, Inc..............  2,405      49,687
          South Jersey Industries, Inc............    644      21,265
          Southern Peru Copper Corp...............    754      10,858
          Southern Union Co.*.....................  2,178      35,937
          Southwest Bancorporation of Texas, Inc.*  1,518      43,734
          Southwest Bancorp, Inc..................    275       7,147
          Southwest Gas Corp......................  1,767      41,436
          Southwest Water Co......................    521       6,903
          Southwestern Energy Co.*................  1,375      15,744
          Sovran Self Storage, Inc................    670      19,001
          Spanish Broadcasting System, Inc.*......  1,939      13,961
          Spartan Motors, Inc.....................    511       5,815
          Spartech Corp...........................    790      16,298
          Specialty Laboratories, Inc.*...........    346       3,342

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             SpectraLink Corp.*.................   900  $     6,462
             SpeechWorks International, Inc.*... 1,385        3,850
             Speedway Motorsports, Inc..........   731       18,845
             Spherion Corp.*.................... 3,162       21,185
             Spinnaker Exploration Co.*......... 1,253       27,629
             Sports Resorts International, Inc.* 1,311        7,696
             SPS Technologies, Inc.*............   660       15,675
             SPSS, Inc.*........................   638        8,926
             SRA International, Inc.--Class A*..   269        7,287
             SS&C Technologies, Inc.*...........   421        4,484
             St. Francis Capital Corp...........   388        9,087
             St. Mary Land & Exploration Co..... 1,495       37,375
             Stage Stores, Inc.*................ 1,071       22,534
             Stamps.com, Inc.*.................. 1,884        8,798
             Standard Commercial Corp...........   602       10,896
             Standard Microsystems Corp.*.......   777       15,128
             Standard Motor Products, Inc.......   369        4,797
             Standard Pacific Corp.............. 1,725       42,694
             Standard Register Co...............   932       16,776
             Standex International Corp.........   579       13,803
             Stanley Furniture Co., Inc.*.......   275        6,394
             Starrett (L.S.) Co.................   349        5,793
             StarTek, Inc.*.....................   557       15,373
             State Auto Financial Corp..........   680       10,540
             State Bancorp, Inc.................   392        7,056
             Staten Island Bancorp, Inc......... 2,965       59,714
             Station Casinos, Inc.*............. 1,851       32,762
             Steel Dynamics, Inc.*.............. 1,712       20,595
             Stein Mart, Inc.*.................. 1,172        7,149
             Steinway Musical Instruments, Inc.*   220        3,579
             Stepan Co..........................   340        8,500
             Stericycle, Inc.*.................. 1,803       58,379
             Sterling Bancorp...................   560       14,739
             Sterling Bancshares, Inc........... 2,049       25,039
             Sterling Financial Corp............   906       21,427
             Sterling Financial Corp.*..........   625       11,762
             Steven Madden, Ltd.*...............   495        8,945
             Stewart & Stevenson Services, Inc.. 1,531       21,648
             Stewart Enterprises, Inc.--Class A* 5,182       28,869
             Stewart Information Services Corp.*   910       19,465
             Stillwater Mining Co.*............. 2,317       12,395
             Stone Energy Corp.*................ 1,146       38,231
             Stoneridge, Inc.*..................   689        8,199
             StorageNetworks, Inc.*............. 3,547        4,115
             Stratex Networks, Inc.*............ 4,431        9,793
             Stratos Lightwave, Inc.*...........   388        1,707
             Strattec Security Corp.*...........   178        8,533
             Strayer Education, Inc.............   489       28,117
             Stride Rite Corp................... 2,136       15,315
             Sturm, Ruger & Co., Inc............ 1,045       10,001
             Suffolk Bancorp....................   628       19,857
             Summit America Television, Inc.*... 1,893        5,054
             Summit Bancshares, Inc.............   282        5,499
             Summit Properties, Inc............. 1,188       21,146
             Sun Bancorp, Inc...................   265        4,844
             Sun Bancorp, Inc.*.................   343        4,562
             Sun Communities, Inc...............   796       29,110
             Sunrise Assisted Living, Inc.*.....   955       23,770
             Suntron Corp.*.....................   133          621
             SuperGen, Inc.*.................... 1,576        5,721

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Superior Energy Services, Inc.*.......... 2,612  $    21,418
          Superior Financial Corp..................   372        6,834
          Superior Industries International, Inc... 1,143       47,275
          Supertex, Inc.*..........................   557        8,294
          SureBeam Corp.--Class A*................. 3,411       13,780
          SureWest Communications..................   712       26,487
          SurModics, Inc.*.........................   715       20,506
          Susquehanna Bancshares, Inc.............. 2,117       44,120
          Swift Energy Co.*........................ 1,236       11,952
          SWS Group, Inc...........................   725        9,831
          Sybron Dental Special, Inc.*............. 2,039       30,279
          Sycamore Networks, Inc.*................. 8,551       24,713
          Sykes Enterprises, Inc.*................. 1,301        4,267
          Sylvan Learning Systems, Inc.*........... 1,699       27,864
          Symyx Technologies, Inc.*................ 1,230       15,486
          Synaptics, Inc.*.........................   269        2,044
          Syncor International Corp.*..............   919       25,484
          Synplicity, Inc.*........................   511        1,932
          Syntel, Inc.*............................   298        6,261
          Syntroleum Corp.*........................ 1,052        1,820
          Sypris Solutions, Inc....................   265        2,706
          Systems & Computer Technology Corp.*..... 1,663       14,302
          Take-Two Interactive Software, Inc.*..... 2,029       47,661
          TALK America Holdings, Inc.*............. 1,233        6,905
          TALX Corp................................   660        8,527
          Tanger Factory Outlet Centers, Inc.......   314        9,734
          Tanox, Inc.*............................. 1,288       11,656
          Tasty Baking Co..........................   434        3,776
          Taubman Centers, Inc..................... 1,541       25,010
          TBC Corp.*...............................   910       10,929
          Techne Corp.*............................ 2,233       63,793
          Technical Olympic U.S.A., Inc.*..........   120        1,777
          Technitrol, Inc.......................... 2,152       34,733
          Tecumseh Products Co.....................   812       35,834
          Tejon Ranch Co.*.........................   375       11,138
          Tekelec*................................. 2,495       26,072
          Teledyne Technologies, Inc.*............. 1,628       25,527
          TeleTech Holdings, Inc.*................. 2,094       15,202
          Telik, Inc.*............................. 1,715       19,996
          Tellium, Inc.*........................... 4,191        2,682
          Tennant Co...............................   482       15,713
          Tenneco Automotive, Inc.*................ 2,029        8,197
          Terex Corp.*............................. 2,295       25,566
          Terra Industries, Inc.*.................. 2,091        3,199
          Terrayon Communication Systems, Inc.*.... 3,495        7,165
          Tesoro Petroleum Corp.*.................. 3,473       15,698
          Tetra Tech, Inc.*........................ 2,690       32,818
          TETRA Technologies, Inc.*................   706       15,087
          Texas Biotechnology Corp.*............... 2,350        3,290
          Texas Industries, Inc.................... 1,126       27,362
          Texas Regional Bancshares, Inc.--
           Class A................................. 1,188       42,223
          The Banc Corp............................   699        5,424
          The Buckle, Inc.*........................   375        6,750
          The Children's Place Retail Stores, Inc.*   612        6,512
          The First of Long Island Corp............   185        6,753
          The Med-Design Corp.*....................   456        3,674
          The Medicines Co.*....................... 1,275       20,425
          The Men's Wearhouse, Inc.*............... 1,654       28,366
          The Navigators Group, Inc.*..............   217        4,980

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          The Penn Traffic Co.*...................   573  $     2,006
          The Peoples Holding Co..................   301       12,266
          The Princeton Review, Inc.*.............   864        4,277
          The Robert Mondavi Corp.--Class A*......   498       15,438
          The Sports Authority, Inc.*............. 1,757       12,299
          The Steak n Shake Co.*.................. 1,217       12,170
          The Topps Co., Inc.*.................... 1,994       17,348
          Theragenics Corp.*...................... 1,599        6,444
          Therasense, Inc.*....................... 1,191        9,945
          Therma-Wave, Inc.*...................... 1,327        1,393
          Thomas & Betts Corp.*................... 2,327       39,326
          Thomas Industries, Inc..................   777       20,249
          Thor Industries, Inc....................   822       28,301
          Thoratec Corp.*......................... 2,641       20,151
          Thornburg Mortgage Asset Corp........... 2,673       53,727
          THQ, Inc.*.............................. 2,117       28,050
          Three-Five Systems, Inc.*............... 1,155        7,450
          Tibco Software, Inc.*................... 4,311       26,642
          Tier Technologies, Inc.*................   774       12,384
          Time Warner Telecom, Inc.--Class A*..... 2,288        4,828
          TiVo, Inc.*.............................   990        5,178
          Tollgrade Communications, Inc.*.........   683        8,012
          Tom Brown, Inc.*........................ 1,796       45,080
          Tompkins Trustco, Inc...................   398       17,552
          Too, Inc.*.............................. 1,819       42,783
          Toro Co.................................   664       42,430
          Touch America Holdings, Inc.*........... 5,576        2,175
          Tower Automotive, Inc.*................. 3,308       14,886
          Town & Country Trust....................   767       16,184
          Tractor Supply Co.*.....................   731       27,486
          Trammell Crow Co.*...................... 1,583       14,247
          Trans World Entertainment Corp.*........   893        3,242
          Transaction Systems Architects, Inc.*... 1,706       11,089
          Transcontinental Realty Investors, Inc.*   152        2,681
          Transkaryotic Therapies, Inc.*.......... 1,502       14,870
          Transmeta Corp.*........................ 5,839        6,832
          TransMontaigne, Inc.*...................   948        4,399
          TRC Cos., Inc.*.........................   466        6,119
          Tredegar Corp........................... 1,392       20,880
          Tremont Corp............................    68        2,026
          Trex Co., Inc.*.........................   346       12,214
          Triad Guaranty, Inc.*...................   421       15,518
          Triangle Pharmaceuticals, Inc.*......... 1,686       10,015
          Triarc Cos., Inc.*......................   712       18,683
          TriCo Bancshares........................   269        6,617
          Trico Marine Services, Inc.*............ 1,181        3,933
          Trikon Technologies, Inc.*..............   553        2,765
          Trimble Navigation, Ltd.*............... 1,353       16,899
          Trimeris, Inc.*.........................   803       34,601
          Trinity Industries, Inc................. 1,923       36,460
          TriPath Imaging, Inc.*.................. 1,181        3,165
          Tripos, Inc.*...........................   392        2,873
          TriQuint Semiconductor, Inc.*........... 7,065       29,956
          Triton PCS Holdings, Inc.--Class A*..... 1,045        4,107
          Triumph Group, Inc.*....................   751       23,987
          TriZetto Group, Inc.*................... 1,625        9,978
          Tropical Sportswear International Corp.*   278        2,494
          Troy Financial Corp.....................   450       12,141
          Trust Co. of New Jersey.................   997       27,748
          TrustCo Bank Corp. NY................... 3,884       41,869

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           TTM Technologies, Inc.*................   825  $     2,730
           Tuesday Morning Corp.*.................   443        7,575
           Tularik, Inc.*......................... 2,233       16,658
           Tupperware Corp........................ 2,790       42,073
           Turnstone Systems, Inc.*............... 1,887        5,095
           Tweeter Home Entertainment Group, Inc.* 1,036        6,071
           Tyler Technologies, Inc.*.............. 1,728        7,206
           U.S. Concrete, Inc.*................... 1,084        5,929
           U.S. Industries, Inc.*................. 3,557        9,355
           U.S. Physical Therapy, Inc.*...........   531        5,921
           U.S. Restaurant Properties, Inc........ 1,049       14,770
           U.S. Xpress Enterprises, Inc.--Class A*   298        2,610
           U.S.B. Holding Co., Inc................   644       11,399
           UAL Corp.*............................. 3,557        5,087
           UbiquiTel, INC.*....................... 3,152        1,260
           UCBH Holdings, Inc.....................   974       41,346
           UGI Corp............................... 1,479       55,301
           UICI*.................................. 2,071       32,204
           UIL Holdings Corp......................   644       22,456
           Ulticom, Inc*..........................   566        4,240
           Ultimate Electronics, Inc.*............   589        5,978
           Ultratech Stepper, Inc.*............... 1,214       11,945
           UMB Financial Corp.....................   884       33,822
           Umpqua Holdings Corp................... 1,544       28,178
           Unifi, Inc.*........................... 2,690       14,123
           UniFirst Corp..........................   418        8,444
           Unilab Corp.*.......................... 1,000       18,300
           Union Bankshares Corp..................   404       11,009
           Unisource Energy Corp.................. 1,531       26,471
           Unit Corp.*............................ 2,330       43,222
           United Auto Group, Inc.*...............   906       11,298
           United Bankshares, Inc................. 1,965       57,104
           United Community Banks, Inc............   890       21,689
           United Community Financial Corp........ 1,680       14,532
           United Defense Industries, Inc.*....... 1,133       26,399
           United Fire & Casualty Co..............   385       12,878
           United Industrial Corp.................   511        8,176
           United National Bancorp................   952       21,944
           United Natural Foods, Inc.*............ 1,023       25,933
           United Online, Inc.*................... 1,117       17,806
           United Stationers, Inc.*............... 1,612       46,428
           United Surgical Partners International,
            Inc.*.................................   890       13,903
           United Therapeutics Corp.*.............   838       13,995
           Unitil Corp............................   252        6,250
           Universal American Financial Corp.*.... 1,253        7,291
           Universal Compression Holdings, Inc.*..   884       16,911
           Universal Corp......................... 1,408       52,040
           Universal Display Corp.*...............   997        7,866
           Universal Electronics, Inc.*...........   741        7,217
           Universal Forest Products, Inc.........   731       15,586
           Universal Health Realty Income Trust...   586       15,383
           Unizan Financial Corp.................. 1,185       23,404
           Unocal Corp............................   503       15,382
           Unova, Inc.*........................... 2,220       13,320
           Urban Outfitters, Inc.*................   398        9,381
           Urologix, Inc.*........................   744        2,463
           URS Corp.*............................. 1,227       17,460
           Urstadt Biddle Properties--Class A.....   942       10,437

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          US Oncology, Inc.*.......................  3,690 $    31,992
          US Unwired, Inc.*........................  4,784       2,344
          USEC, Inc................................  4,366      26,283
          USFreightways Corp.......................  1,444      41,515
          USG Corp.*...............................  1,974      16,680
          Vail Resorts, Inc.*......................    450       6,827
          Valhi, Inc...............................  1,129       9,371
          Valmont Industries, Inc..................    725      14,065
          Value Line, Inc..........................     71       3,084
          ValueClick, Inc.*........................  3,444       9,609
          ValueVision International, Inc.--Class A*  1,026      15,369
          Vans, Inc.*..............................    987       5,606
          Varian Semiconductor Equipment
           Associates, Inc.*.......................  1,647      39,134
          Varian, Inc.*............................  1,583      45,415
          Vastera, Inc.*...........................  1,719       9,714
          VCA Antech, Inc.*........................    958      14,370
          Vector Group, Ltd........................  1,149      13,352
          Veeco Instruments, Inc.*.................  1,356      15,675
          Ventana Medical Systems, Inc.*...........    680      15,674
          Ventas, Inc..............................  3,262      37,350
          Verint Systems, Inc.*....................    243       4,904
          Veritas DGC, Inc.*.......................  1,667      13,169
          Verity, Inc.*............................  1,185      15,868
          Versicor, Inc.*..........................  1,146      12,364
          Vesta Insurance Group, Inc...............  1,842       5,066
          ViaSat, Inc.*............................    990      11,425
          Viasys Healthcare, Inc.*.................  1,398      20,816
          Vical, Inc.*.............................  1,019       3,536
          Vicor Corp.*.............................  1,065       8,787
          Viewpoint Corp.*.........................  1,990       3,721
          Vignette Corp.*.......................... 12,632      15,499
          Vintage Petroleum, Inc...................  2,609      27,525
          Virage Logic Corp.*......................    576       5,777
          Virbac Corp.*............................    466       2,614
          Virco Manufacturing Corp.................    285       2,907
          Virginia Financial Group, Inc............    392      11,682
          VISX, Inc.*..............................  2,583      24,745
          Vital Signs, Inc.........................    317       9,472
          VitalWorks Inc.*.........................  2,033       7,826
          Vitesse Semiconductor Corp.*............. 10,797      23,591
          Vitria Technology, Inc.*.................  3,987       2,990
          VIVUS, Inc.*.............................  1,767       6,591
          Volt Information Sciences, Inc.*.........    427       7,302
          W Holding Co., Inc.......................  2,330      38,234
          W-H Energy Services, Inc.*...............  1,243      18,135
          W.R. Grace & Co.*........................  3,521       6,901
          Wabash National Corp.*...................  1,379      11,556
          Wabtec Corp..............................  1,842      25,862
          Wackenhut Corrections Corp.*.............    466       5,177
          Wallace Computer Services, Inc...........  2,000      43,020
          Walter Industries, Inc...................  1,440      15,595
          Warwick Community Bancorp, Inc...........    194       5,496
          Washington Real Estate Investment Trust..  1,978      50,439
          Washington Trust Bancorp, Inc............    699      13,651
          Waste Connections, Inc.*.................  1,486      57,375
          WatchGuard Technologies, Inc.*...........  1,411       9,004
          Water Pik Technologies, Inc.*............    570       4,190
          Watsco, Inc..............................    916      15,004

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002

          Common Stocks, continued
                                                     Shares    Value
                                                     ------ -----------
         Watson Wyatt & Co. Holdings*...............  1,078 $    23,447
         Watts Industries, Inc.--Class A............    838      13,190
         Wausau-Mosinee Paper Corp..................  1,948      21,857
         Waypoint Financial Corp....................  1,919      34,158
         WCI Communities Inc.*......................    369       3,764
         WD-40 Co...................................    858      22,668
         WebEx Communications, Inc.*................  1,243      18,644
         webMethods, Inc.*..........................  2,421      19,901
         Websense, Inc.*............................  1,133      24,202
         Weis Markets, Inc..........................    592      18,381
         Wellman, Inc...............................  1,712      23,095
         Wellsford Real Properties, Inc.*...........    285       4,492
         Werner Enterprises, Inc....................  2,068      44,524
         Wesbanco, Inc..............................  1,143      26,735
         WESCO International, Inc.*.................    757       4,156
         West Coast Bancorp.........................    845      12,802
         West Marine, Inc.*.........................    553       7,570
         West Pharmaceutical Services, Inc..........    702      17,129
         Westar Energy, Inc.........................  3,007      29,769
         Westcorp...................................    631      13,252
         Western Digital Corp.*..................... 10,328      65,995
         Western Gas Resources, Inc.................  1,013      37,328
         Westfield Financial, Inc...................    265       4,108
         Westpoint Stevens, Inc.*...................  1,874       1,106
         Westport Resources Corp.*..................    858      17,846
         Wet Seal, Inc.--Class A*...................  1,372      14,764
         WFS Financial, Inc.*.......................    369       7,716
         WGL Holdings, Inc..........................  2,609      62,406
         White Electronic Designs Corp.*............    939       7,183
         Whitehall Jewellers, Inc.*.................    599       5,691
         Wild Oats Markets, Inc.*...................  1,227      12,663
         William Lyon Homes, Inc.*..................    252       5,501
         Willow Grove Bancorp, Inc..................    259       3,600
         Wilson Greatbatch Technologies, Inc.*......  1,123      32,792
         Wilsons The Leather Experts, Inc.*.........    757       3,785
         Wind River Systems, Inc.*..................  3,667      15,035
         Winnebago Industries, Inc..................    644      25,264
         Winston Hotels, Inc........................    906       7,067
         Wintrust Financial Corp....................    786      24,617
         Wireless Facilities, Inc.*.................  1,243       7,470
         Witness Systems, Inc.*.....................    735       2,528
         WMS Industries, Inc.*......................  1,175      17,602
         Wolverine World Wide, Inc..................  2,233      33,740
         Women First HealthCare, Inc.*..............    835       3,808
         Woodhead Industries, Inc...................    560       6,328
         Woodward Governor Co.......................    476      20,706
         World Acceptance Corp.*....................    583       4,437
         World Fuel Services Corp...................    476       9,758
         World Wrestling Entertainment, Inc.*.......    534       4,299
         Worthington Industries, Inc................  3,615      55,092
         WPS Resources Corp.........................  1,686      65,450
         Wright Medical Group, Inc.*................    838      14,631
         WSFS Financial Corp........................    421      13,880
         Wyndham International, Inc.--Class A*......  8,052       1,852
         X-Rite, Inc................................    964       6,738
         Xicor, Inc.*...............................  1,120       4,178
         XM Satellite Radio Holdings, Inc.--Class A*  2,913       7,836
         Yankee Candle Co., Inc.*...................  1,453      23,248
         Yardville xNational Bancorp................    317       5,465
         Yellow Corp.*..............................  1,557      39,222

          Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
         Young Broadcasting, Inc.--Class A*....        744 $     9,798
         Young Innovations, Inc.*..............        230       5,352
         Zenith National Insurance Corp........        440      10,349
         Zoll Medical Corp.*...................        447      15,944
         Zomax, Inc.*..........................      1,579       6,711
         Zoran Corp.*..........................      1,450      20,402
         Zygo Corp.*...........................        835       5,837
         Zymogenetics, Inc.*...................        534       5,287
                                                           -----------
         TOTAL COMMON STOCKS...................             32,098,246
                                                           -----------
          Federal Home Loan Bank (2.8%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03...................... $1,100,000   1,099,969
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          BANK.................................              1,099,969
                                                           -----------
          U.S. Treasury Bills (23.9%)
         U.S. Treasury Bills, 0.51%, 01/02/03..  9,234,000   9,233,744
                                                           -----------
         TOTAL U.S. TREASURY BILLS.............              9,233,744
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $42,357,978)/(a)/--109.9%......             42,431,959
         Net other assets/(liabilities)--(9.9)%             (3,820,077)
                                                           -----------
         NET ASSETS--100.0%....................            $38,611,882
                                                           ===========

------
  *  Non-income producing security
/(a)/Cost for federal income taxes is $42,343,123 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $14,855. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

             Unrealized appreciation................... $ 289,743
             Unrealized depreciation...................  (200,907)
                                                        ---------
             Net unrealized appreciation/(depreciation) $  88,836
                                                        =========

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                           Unrealized
                                               Contracts Gains/(Losses)
                                               --------- --------------
         Russell 2000 Future Contract expiring
          March 2003 (Underlying face
          amount at value $5,539,000).........    29        $(82,906)

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
                                                December 31, 2002


The ProFund VP Small-Cap's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 0.8%
                     Agriculture...................... 0.4%
                     Airlines......................... 0.3%
                     Apparel.......................... 0.7%
                     Auto Manufacturers............... 0.2%
                     Auto Parts & Equipment........... 0.5%
                     Banks............................ 7.2%
                     Beverages........................ 0.1%
                     Biotechnology.................... 1.8%
                     Building Materials............... 0.8%
                     Chemicals........................ 2.0%
                     Coal............................. 0.2%
                     Commercial Services.............. 3.8%
                     Computers........................ 3.0%
                     Cosmetics/Personal Care.......... 0.1%
                     Distribution/Wholesale........... 0.6%
                     Diversified Financial Services... 0.8%
                     Electric......................... 1.4%
                     Electrical Components & Equipment 0.8%
                     Electronics...................... 2.0%
                     Energy-Alternate Sources......... 0.1%
                     Engineering & Construction....... 0.4%
                     Entertainment.................... 0.8%
                     Environmental Control............ 0.5%
                     Food............................. 1.7%
                     Forest & Paper Products.......... 0.5%
                     Gas.............................. 1.5%
                     Hand/Machine Tools............... 0.5%
                     Healthcare-Products.............. 3.0%
                     Healthcare-Services.............. 1.7%
                     Holding Companies-Diversified.... 0.1%
                     Home Builders.................... 0.8%
                     Home Furnishings................. 0.2%
                     Household Products/Wares......... 0.9%
                     Housewares....................... 0.2%
                     Insurance........................ 1.8%
                     Internet......................... 2.6%
                     Investment Companies............. 0.1%
                     Iron/Steel....................... 0.3%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.6%
                     Machinery-Construction & Mining.. 0.2%
                     Machinery-Diversified............ 1.3%
                     Manufacturing.................... 1.5%
                     Media............................ 1.0%
                     Metal Fabricate/Hardware......... 0.7%
                     Mining........................... 0.3%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 2.1%
                     Oil & Gas Services............... 1.1%
                     Packaging & Containers........... 0.3%
                     Pharmaceuticals.................. 3.3%
                     Pipelines........................ 0.1%
                     Real Estate...................... 0.3%
                     Real Estate Investment Trust..... 6.0%
                     Retail........................... 4.9%
                     Savings & Loans.................. 2.4%
                     Semiconductors................... 2.8%

                            Software..........  3.1%
                            Telecommunications  2.5%
                            Textiles..........  0.4%
                            Toys/Games/Hobbies  0.2%
                            Transportation....  1.7%
                            Trucking & Leasing  0.2%
                            Water.............  0.2%
                            Other............. 16.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap


        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $42,357,978)........... $42,431,959
         Dividends and interest receivable..................       1,011
         Receivable for capital shares issued...............      35,070
         Variation margin on futures contracts..............         321
         Prepaid expenses...................................         272
                                                             -----------
          Total Assets......................................  42,468,633
                                                             -----------
       Liabilities:
         Cash overdraft.....................................   3,588,362
         Unrealized depreciation on swap contracts..........     161,610
         Advisory fees payable..............................      29,744
         Management services fees payable...................       5,834
         Administration fees payable........................       1,955
         Administrative services fees payable...............      17,261
         Distribution fees payable..........................      21,576
         Other accrued expenses.............................      30,409
                                                             -----------
          Total Liabilities.................................   3,856,751
                                                             -----------
       Net Assets........................................... $38,611,882
                                                             ===========
       Net Assets consist of:
         Capital............................................ $47,598,599
         Accumulated net investment income/(loss)...........      14,382
         Accumulated net realized gains/(losses) on
          investments, futures contracts and swap
          contracts.........................................  (8,830,564)
         Net unrealized appreciation/(depreciation) on
          investments, futures contracts and swap
          contracts.........................................    (170,535)
                                                             -----------
       Net Assets........................................... $38,611,882
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,743,492
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     22.15
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   250,370
        Interest.............................................     185,287
                                                              -----------
         Total Investment Income.............................     435,657
                                                              -----------
      Expenses:
        Advisory fees........................................     242,241
        Management services fees.............................      48,448
        Administration fees..................................      17,019
        Administrative services fees.........................      64,598
        Distribution fees....................................      80,747
        Custody fees.........................................      52,355
        Fund accounting fees.................................      32,007
        Transfer agent fees..................................      35,937
        Other fees...........................................      38,402
        Recoupment of prior expenses reimbursed by the
         Investment Advisor..................................      23,114
                                                              -----------
         Total Expenses......................................     634,868
                                                              -----------
      Net Investment Income/(Loss)...........................    (199,211)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments, Futures Contracts and Swap
       Contracts:
        Net realized gains/(losses) on investments...........  (2,728,127)
        Net realized gains/(losses) on futures contracts and
         swap contracts......................................  (3,890,004)
        Change in net unrealized appreciation/(depreciation)
         on investments, futures contracts and swap
         contracts...........................................  (1,045,114)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments, futures contracts and swap
          contracts..........................................  (7,663,245)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(7,862,456)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap


 Statements of Changes in Net Assets
                                                                      For the period
                                                        For the      May 1, 2001/(a)/
                                                      year ended          through
                                                   December 31, 2002 December 31, 2001
                                                   ----------------- -----------------
From Investment Activities:
Operations:
 Net investment income/(loss).....................   $    (199,211)    $     (30,582)
 Net realized gains/(losses) on investments,
   futures contracts and swap contracts...........      (6,618,131)       (2,246,113)
 Change in net unrealized
   appreciation/(depreciation) on investments,
   futures contracts and swap contracts...........      (1,045,114)          874,579
                                                     -------------     -------------
 Change in net assets resulting from operations...      (7,862,456)       (1,402,116)
                                                     -------------     -------------
Capital Transactions:
 Proceeds from shares issued......................     321,293,250       202,780,825
 Cost of shares redeemed..........................    (294,783,892)     (181,413,729)
                                                     -------------     -------------
 Change in net assets resulting from capital
   transactions...................................      26,509,358        21,367,096
                                                     -------------     -------------
 Change in net assets.............................      18,646,902        19,964,980
Net Assets:
 Beginning of period..............................      19,964,980                --
                                                     -------------     -------------
 End of period....................................   $  38,611,882     $  19,964,980
                                                     =============     =============
Share Transactions:
 Issued...........................................      12,979,957         7,187,128
 Redeemed.........................................     (11,935,533)       (6,488,060)
                                                     -------------     -------------
 Change in shares.................................       1,044,424           699,068
                                                     =============     =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                             For the period
                                                                            For the         May 1, 2001/(a)/
                                                                          year ended             through
                                                                       December 31, 2002    December 31, 2001
                                                                       -----------------    -----------------
Net Asset Value, Beginning of Period..................................    $     28.56          $     30.00
                                                                          -----------          -----------
Investment Activities:
 Net investment income/(loss).........................................          (0.16)/(b)/          (0.10)/(b)/
 Net realized and unrealized gains/(losses) on investments, futures
   contracts and swap contracts.......................................          (6.25)               (1.34)
                                                                          -----------          -----------
 Total income/(loss) from investment activities.......................          (6.41)               (1.44)
                                                                          -----------          -----------
Net Asset Value, End of Period........................................    $     22.15          $     28.56
                                                                          ===========          ===========
Total Return..........................................................         (22.44)%              (4.80)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...............................................    $38,611,882          $19,964,980
Ratio of expenses to average net assets...............................           1.97%                2.25%/(d)/
Ratio of net investment income/(loss) to average net assets...........          (0.62)%              (0.53)%/(d)/
Ratio of expenses to average net assets*..............................           1.97%                2.65%/(d)/
Portfolio turnover....................................................            527%               2,627%

------
  * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Europe 30

   For the year ended December 31, 2002, the ProFund VP Europe 30 had a NAV total return of -25.76%*, compared to a return of -23.52% for the unmanaged ProFunds Europe 30 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index is an unmanaged index, which represents the performance of the 30 largest European-based companies represented by American Depositary Receipts, as determined by market capitalization.

   For the fiscal year, the ProFund VP Europe 30 achieved an average daily statistical correlation of over 0.99 with the daily performance of its benchmark (1.00 equals perfect correlation).

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the ProFunds Europe 30 Index or any of the companies included in the ProFunds Europe 30 Index.

                     [CHART]

Value of a $10,000 Investment

                     ProFund                 ProFunds
                   VP Europe 30          Europe 30 Index
                   ------------          ---------------
10/18/99             $10,000                 $10,000
   12/99              12,273                  12,352
    3/00              13,133                  12,824
    6/00              12,140                  11,930
    9/00              10,937                  10,757
   12/00              10,708                  10,502
    3/01               8,890                   8,686
    6/01               8,602                   8,401
    9/01               7,644                   7,432
   12/01               8,123                   7,931
    3/02               7,812                   7,643
    6/02               6,948                   6,874
    9/02               5,451                   5,330
   12/02               6,030                   6,066

---------------------------------------------------------------
Average Annual Total Return
as of 12/31/02
---------------------------------------------------------------
                 1 Year    3 Year    Since Inception (10/18/99)
---------------------------------------------------------------
VP Europe 30    (25.76)%  (21.09)%            (14.61)%
---------------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from 10/18/99 to 12/31/02.

   The performance of the ProFund VP Europe 30 is measured against the ProFunds Europe 30 Index, an unmanaged index consisting of 30 European companies whose securities are traded on U.S. Exchanges or on the NASDAQ Stock Market as American Depositary Receipts with the highest market capitalization determined annually. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Europe 30                     Investments
                                                December 31, 2002


          Common Stocks (85.2%)
                                                  Shares       Value
                                                 ---------- -----------
         Allianz AG--ADR........................     40,836 $   389,984
         AstraZeneca PLC--ADR...................     29,880   1,048,489
         Aventis SA--ADR........................     13,446     728,639
         Banco Bilbao Vizcaya--ADR..............     53,286     517,407
         Banco Santander Central Hispano
          SA--ADR...............................     79,182     558,233
         Barclays PLC--ADR......................     27,888     688,834
         BP Amoco PLC--ADR......................     65,238   2,651,924
         Credit Suisse Group--ADR...............     20,418     434,495
         Deutsche Telekom AG--ADR...............     70,218     891,769
         Diageo PLC--ADR........................     14,442     632,560
         E.On AG--ADR...........................     11,952     488,956
         ENI SpA--ADR...........................     13,446   1,055,377
         Ericsson (LM) Telephone Co.--ADR.......     13,446      90,626
         France Telecom SA--ADR.................     19,422     345,129
         GlaxoSmithKline PLC--ADR...............     53,286   1,996,094
         HSBC Holdings PLC--ADR.................     31,872   1,752,322
         ING Groep NV--ADR......................     33,864     570,270
         Koninklijke (Royal) Philips Electronics
          NV--ADR...............................     22,908     405,013
         Lloyds TSB Group PLC--ADR..............     23,406     669,178
         Nokia OYJ--ADR.........................     79,680   1,235,040
         Novartis AG--ADR.......................     44,322   1,627,947
         Royal Dutch Petroleum Co.--ADR.........     35,856   1,578,381
         SAP AG--ADR............................     21,414     417,573
         Shell Transport & Trading Co.--ADR.....     28,386   1,104,783
         Siemens AG--ADR........................     14,940     629,422
         Telecom Italia SpA--ADR................     10,956     832,437
         Telefonica SA--ADR*....................     25,896     688,057
         Total Fina SA--ADR.....................     25,398   1,815,957
         Vivendi Universal SA--ADR..............     18,426     296,106
         Vodafone Group PLC--ADR................    115,536   2,093,512
                                                            -----------
         Total Common Stocks....................             28,234,514
                                                            -----------
          Federal Home Loan Bank (11.3%)
                                                 Principal
                                                  Amount
                                                 ----------
         Federal Home Loan Bank,
          0.50%, 01/02/03....................... $3,731,000   3,730,896
                                                            -----------
         TOTAL FEDERAL HOME LOAN
          BANK..................................              3,730,896
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $29,349,227)/(a)/--96.5%........             31,965,410
         Net other assets/(liabilities)--3.5%...              1,153,593
                                                            -----------
         NET ASSETS--100.0%.....................            $33,119,003
                                                            ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $49,028,091 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $19,678,864. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $  2,730,198
                   Unrealized depreciation.....  (19,792,879)
                                                ------------
                   Net unrealized appreciation/
                    (depreciation)............. $(17,062,681)
                                                ============

/ADR/American Depositary Receipt

At December 31, 2002, the following futures contracts purchased were outstanding:

                                                        Unrealized
                                            Contracts Gains/(Losses)
                                            --------- --------------
           S&P 500 Future Contract expiring
            March 2003 (Underlying face
            amount at value $4,834,500)....    22        $(83,349)

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of December 31, 2002, was as follows:

            Banks............................................. 14.0%
            Beverages.........................................  1.9%
            Electric..........................................  1.5%
            Electronics.......................................  1.2%
            Insurance.........................................  2.9%
            Media.............................................  0.9%
            Manufacturing.....................................  1.9%
            Oil & Gas......................................... 24.8%
            Pharmaceuticals................................... 16.3%
            Software..........................................  1.3%
            Telecommunications................................ 18.5%
            Other............................................. 14.8%

The ProFund VP Europe 30's investment concentration based on net assets, by country, as of December 31, 2002, was as follows:

            Finland...........................................  3.7%
            France............................................  9.6%
            Germany...........................................  8.5%
            Italy.............................................  5.7%
            Netherlands.......................................  7.7%
            Spain.............................................  5.3%
            Sweden............................................  0.3%
            Switzerland.......................................  6.2%
            United Kingdom.................................... 38.2%
            United States..................................... 14.8%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30


       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $29,349,227)........... $ 31,965,410
        Cash...............................................      340,555
        Dividends and interest receivable..................       52,220
        Receivable for capital shares issued...............    2,277,217
        Variation margin on futures contracts..............        5,687
        Prepaid expenses...................................          131
                                                            ------------
         Total Assets......................................   34,641,220
                                                            ------------
      Liabilities:
        Payable for investments purchased..................    1,417,927
        Payable for capital shares redeemed................           14
        Advisory fees payable..............................       29,001
        Management services fees payable...................        2,547
        Administration fees payable........................        1,905
        Administrative services fees payable...............       18,768
        Distribution fees payable..........................       14,607
        Other accrued expenses.............................       37,448
                                                            ------------
         Total Liabilities.................................    1,522,217
                                                            ------------
      Net Assets........................................... $ 33,119,003
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 89,500,706
        Accumulated net investment income/(loss)...........      130,122
        Accumulated net realized gains/(losses) on
         investments and futures contracts.................  (59,044,659)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    2,532,834
                                                            ------------
      Net Assets........................................... $ 33,119,003
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,838,963
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      18.01
                                                            ============

      Statement of Operations
                                     For the year ended December 31, 2002
     Investment Income:
       Dividends............................................ $    844,041
       Interest.............................................       60,558
                                                             ------------
        Total Investment Income.............................      904,599
                                                             ------------
     Expenses:
       Advisory fees........................................      293,928
       Management services fees.............................       58,786
       Administration fees..................................       20,551
       Administrative services fees.........................      151,716
       Distribution fees....................................       97,976
       Custody fees.........................................       31,754
       Fund accounting fees.................................       38,433
       Transfer agent fees..................................       47,694
       Other fees...........................................       55,031
                                                             ------------
        Total Expenses before reductions....................      795,869
        Less Expenses reduced by the Investment
         Advisor............................................      (21,392)
                                                             ------------
        Net Expenses........................................      774,477
                                                             ------------
     Net Investment Income/(Loss)...........................      130,122
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments and Futures Contracts:
       Net realized gains/(losses) on investments...........   (9,790,922)
       Net realized gains/(losses) on futures contracts.....   (1,784,399)
       Change in net unrealized appreciation/(depreciation)
        on investments and futures contracts................   (1,797,172)
                                                             ------------
        Net realized and unrealized gains/(losses) on
         investments and futures contracts..................  (13,372,493)
                                                             ------------
     Change in Net Assets Resulting from
      Operations............................................ $(13,242,371)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30


 Statements of Changes in Net Assets
                                                                                                  For the           For the
                                                                                                year ended        year ended
                                                                                             December 31, 2002 December 31, 2001
                                                                                             ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $     130,122     $     (60,743)
  Net realized gains/(losses) on investments and futures contracts..........................     (11,575,321)      (23,441,188)
  Change in net unrealized appreciation/(depreciation) on investments and futures contracts.      (1,797,172)        3,882,845
                                                                                               -------------     -------------
  Change in net assets resulting from operations............................................     (13,242,371)      (19,619,086)
                                                                                               -------------     -------------
Capital Transactions:
  Proceeds from shares issued...............................................................     524,228,975       484,246,490
  Cost of shares redeemed...................................................................    (530,120,763)     (437,377,852)
                                                                                               -------------     -------------
  Change in net assets resulting from capital transactions..................................      (5,891,788)       46,868,638
                                                                                               -------------     -------------
  Change in net assets......................................................................     (19,134,159)       27,249,552
Net Assets:
  Beginning of year.........................................................................      52,253,162        25,003,610
                                                                                               -------------     -------------
  End of year...............................................................................   $  33,119,003     $  52,253,162
                                                                                               =============     =============
Share Transactions:
  Issued....................................................................................      25,708,782        18,819,388
  Redeemed..................................................................................     (26,023,929)      (17,447,252)
                                                                                               -------------     -------------
  Change in shares..........................................................................        (315,147)        1,372,136
                                                                                               =============     =============


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                           For the             For the              For the
                                                         year ended          year ended           year ended
                                                      December 31, 2002   December 31, 2001    December 31, 2000
                                                      -----------------   -----------------    -----------------
Net Asset Value, Beginning of Period.................    $     24.26         $     31.98          $     36.82
                                                         -----------         -----------          -----------
Investment Activities:
  Net investment income/(loss).......................           0.07/(b)/          (0.04)/(b)/           0.09/(b)/
  Net realized and unrealized gains/(losses) on
   investments and futures contracts.................          (6.32)              (7.68)               (4.79)
                                                         -----------         -----------          -----------
  Total income/(loss) from investment activities.....          (6.25)              (7.72)               (4.70)
                                                         -----------         -----------          -----------
Distributions to Shareholders From:
  Net realized gains on investments and futures
   contracts.........................................             --                  --                (0.14)
                                                         -----------         -----------          -----------
Net Asset Value, End of Period.......................    $     18.01         $     24.26          $     31.98
                                                         ===========         ===========          ===========
Total Return.........................................         (25.76)%            (24.14)%             (12.75)%
Ratios/Supplemental Data:
Net assets, end of year..............................    $33,119,003         $52,253,162          $25,003,610
Ratio of expenses to average net assets..............           1.98%               1.89%                1.65%
Ratio of net investment income/(loss) to average net
 assets..............................................           0.33%              (0.14)%               0.26%
Ratio of expenses to average net assets*.............           2.03%               1.89%                1.65%
Portfolio turnover...................................          1,280%              1,002%               1,434%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                         For the period
                                                      October 18, 1999/(a)/
                                                            through
                                                       December 31, 1999
                                                      --------------------
Net Asset Value, Beginning of Period.................      $    30.00
                                                           ----------
Investment Activities:
  Net investment income/(loss).......................           (0.04)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts.................            6.86
                                                           ----------
  Total income/(loss) from investment activities.....            6.82
                                                           ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures
   contracts.........................................              --
                                                           ----------
Net Asset Value, End of Period.......................      $    36.82
                                                           ==========
Total Return.........................................           22.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..............................      $3,262,131
Ratio of expenses to average net assets..............            1.78%/(d)/
Ratio of net investment income/(loss) to average net
 assets..............................................           (1.00)%/(d)/
Ratio of expenses to average net assets*.............            2.39%/(d)/
Portfolio turnover...................................             100%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2002

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). Currently, the Trust consists of ninety-six separately managed series, seventy-seven of which are operational as of December 31, 2002. These accompanying financial statements relate to the following portfolios: ProFund VP Bull, ProFund VP Small-Cap and ProFund VP Europe 30 (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Security Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

   For the ProFunds, futures contracts are valued at their last sale price prior to the ProFund's determination of net asset value (ordinarily, 4:00 p.m. Eastern Time). Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFunds' Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked

PROFUNDS VP

                               December 31, 2002

   to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

   The following are the segregated cash balances with brokers for futures contracts as of December 31, 2002:

                                                                     Balance
                                                                     --------
   ProFund VP Bull.................................................. $487,083
   ProFund VP Small-Cap.............................................  422,831
   ProFund VP Europe 30.............................................  345,000

   Index Options and Options on Futures Contracts

   The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options or futures contracts the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

   Swap Contracts

   The ProFunds VP may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of

PROFUNDS VP

                               December 31, 2002

   securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregated assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At December 31, 2002, the following swap contracts were outstanding and were collateralized by the securities and cash of each particular ProFund VP:

                         Long                                     Unrealized
                       Notional  Termination      Return        Appreciation/
                        Amount      Date         Benchmark      (Depreciation)
                      ---------- ----------- ------------------ --------------
 ProFund VP Small-Cap $1,483,501   1/27/03   Russell 2000 Index   $(161,610)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Taxes

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income taxes on income and gains

PROFUNDS VP

                               December 31, 2002

   distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

   For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets of $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Trust for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with ING Insurance Corporation ("ING") pursuant to which ING will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays ING a quarterly fee equal on an annual basis of up to 0.20% of the average daily net assets of each ProFund VP that were invested in such Fund through ING's separate account.

   Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and a Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $10,000 in annual meeting and retainer fees.

   The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse other expenses of the ProFunds VP for the period ended December 31, 2002 in order to limit the annual operating expenses as follows:

    ProFund VP Bull.................................................. 1.98%
    ProFund VP Small-Cap............................................. 2.25%
    ProFund VP Europe 30............................................. 1.98%

   The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the ProFund VP are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of December 31, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                                                Expires 2005
                                                                ------------
   ProFund VP Europe 30........................................   $21,392

4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2002 were as follows:

                                                      Purchases      Sales
                                                     ------------ ------------
  ProFund VP Bull................................... $186,969,402 $106,590,474
  ProFund VP Small-Cap..............................  133,734,619  116,282,952
  ProFund VP Europe 30..............................  422,968,021  434,383,169

PROFUNDS VP

                               December 31, 2002


5. Federal Income Tax Information

   At December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                         Expires 2008 Expires 2009 Expires 2010    Total
                                         ------------ ------------ ------------ -----------
ProFund VP Bull.........................  $       --  $   173,736  $ 1,707,847  $ 1,881,583
ProFund VP Small-Cap....................          --    1,079,530    7,828,329    8,907,859
ProFund VP Europe 30....................   7,828,365   10,516,081   21,104,698   39,449,144


   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                     Accumulated                     Total
                      Undistributed  Capital and    Unrealized    Accumulated
                        Ordinary        Other     Appreciation/    Earnings/
                         Income        Losses     (Depreciation)   (Deficit)
                      ------------- ------------  -------------- ------------
 ProFund VP Bull.....   $     --    $ (1,881,583)  $ (9,068,056) $(10,949,639)
 ProFund VP Small-Cap         --      (8,907,859)       (78,859)   (8,986,718)
 ProFund VP Europe 30    130,122     (39,449,144)   (17,062,681)  (56,381,703)

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Bull, ProFund VP Small-Cap, and ProFund VP Europe 30 (three funds constituting ProFunds VP, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 14, 2003

                       Trustees and Officers of ProFunds

                                                                                      Number of
                                                                                      Portfolios
                                           Term of                                     in Fund       Other
                             Position(s) Office and                                    Complex   Directorships
                              Held with   Length of      Principal Occupation(s)       Overseen     Held by
Name, Address and Birth Date  the Trust  Time Served       During Past 5 Years        by Trustee    Trustee
---------------------------- ----------- ----------- -------------------------------- ---------- -------------
  Non-Interested Trustees
  Russell S. Reynolds, III     Trustee   Indefinite: Directorship Search Group, Inc.      77     Directorship
  c/o ProFunds                           10/97 to    (Executive Recruitment):                    Search
  7501 Wisconsin Avenue,                 present     Managing Director [March 1993               Group, Inc.
  Suite 1000                                         to present]
  Bethesda, MD 20814
  Birth Date: 7/21/57

  Michael C. Wachs             Trustee   Indefinite: AMC Delancey Group, Inc.             77     AMC
  c/o ProFunds                           10/97 to    (Real Estate Development):                  Delancey
  7501 Wisconsin Avenue,                 present     Vice President [January 2001 to             Group, Inc.
  Suite 1000                                         present]; Delancey Investment
  Bethesda, MD 20814                                 Group, Inc. (Real Estate
  Birth Date: 10/21/61                               Development): Vice President
                                                     [May 1996 to December 2000]

  Interested Trustee
  Michael L. Sapir*            Trustee   Indefinite: Chairman and Chief Executive         77     None
  7501 Wisconsin Avenue,                 4/97 to     Officer of the Advisor [May 1997
  Suite 1000                             present     to present]
  Bethesda, MD 20814
  Birth Date: 5/19/58

------
* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.


                             Position(s) Held  Term of Office and      Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served      During Past 5 Years
---------------------------- ---------------- --------------------- -----------------------------
   Executive Officers
   Michael L. Sapir             Chairman         Indefinite:        Chairman and Chief
   7501 Wisconsin Avenue,                        4/97 to present    Executive Officer of the
   Suite 1000                                                       Advisor [May 1997 to
   Bethesda, MD 20814                                               present]
   Birth Date: 5/19/58

   Louis M. Mayberg             President        Indefinite:        President of the Advisor
   7501 Wisconsin Avenue,                        2/03 to present    [May 1997 to present]
   Suite 1000                   Secretary        4/97 to 2/03
   Bethesda, MD 20814
   Birth Date: 8/9/62

   Marc R. Bryant               Secretary        Indefinite:        Vice President and Chief
   7501 Wisconsin Avenue,                        2/03 to present    Legal Counsel of the Advisor
   Suite 1000                                                       [July 2001 to present]; GE
   Bethesda, MD 20814                                               Investment Management Inc:
   Birth Date: 2/8/66                                               Vice President and Associate
                                                                    General Counsel [April 1998
                                                                    to June 2001]; Kirkpatrick &
                                                                    Lockhart LLP: Attorney (Prior
                                                                    to April 1998)

                             Position(s) Held  Term of Office and     Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served     During Past 5 Years
---------------------------- ---------------- --------------------- ---------------------------
    Executive Officers
    Troy A. Sheets            Treasurer            Indefinite:      BISYS Fund Services: Vice
    3435 Stelzer Road                              6/02 to          President of Financial
    Columbus, Ohio 43219                           present          Services [April 2002 to
    Birth Date: 5/29/71                                             present]; KPMG LLP: Senior
                                                                    Manager [August 1993 to
                                                                    March 2002]

    John Danko                Vice President       Indefinite:      BISYS Fund Services:
    60 State Street                                8/99 to          Director of Client Services
    Boston, MA 02109                               present          [February 1997 to present]
    Birth Date: 4/17/67

ARING

                                                              December 31, 2002

                                                                  annual report
ProFunds VP

ProFund VP Financial
ProFund VP Healthcare
ProFund VP Technology


                                    [GRAPHIC]

PROFUNDS VP

                           Message from the Chairman

Dear Shareholder:

    At ProFunds in 2002, we were gratified to offer investors the ability to tailor their strategies to market conditions. With the nation's largest lineup of indexed mutual funds/1/ and no limitations on the frequency of exchanges, investors could and did exercise strategic investment decision-making.

    Regardless of the market environment, ProFunds remains dedicated to bringing our clients the right investment tools.

    With this in mind, I bring you the annual report for the 12 months ended December 31, 2002.

Sincerely,

/s/ Michael L. Sapir
Michael L. Sapir
Chairman


------
/1/ Lipper

It is not possible to invest directly in an index.

PROFUNDS VP

                      Management Discussion and Analysis

Investment Strategies and Techniques:
In seeking to achieve the ProFunds VP investment objectives, ProFund Advisors LLC uses a mathematical approach to investing. ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark./1/ ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions. The ProFunds VP do not seek to provide performance results that track their benchmarks over a period of time other than daily.

Factors that materially affected each ProFund VP's performance during the most recently completed fiscal year:
The primary factors affecting the performance of each the ProFunds VP is the cumulative effect of the daily performance of each ProFund VPs' benchmark index. Other factors include the dividend yield of the benchmark index, as well as fees, expenses, transaction costs, and short-term interest rates.

.. Benchmark Index Performance: As index based funds, the performance of each ProFund VP's benchmark is the principal driving factor of performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP themselves, the indices do not actually hold a portfolio of securities, and therefore do not incur the same expenses incurred by the ProFunds VP. These expenses negatively impact the performance of the ProFunds VP. Also, market returns do not include any brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Past performance is no guarantee of future results. See below for factors affecting each of the ProFunds VP benchmark indices.
.. Correlation: Each of the ProFunds VP is benchmarked to a positive multiple of a benchmark index's daily return as described later in this report.

Benchmark Index Performance:
All Domestic Benchmark Equity Indices:

The primary factors affecting ProFunds VP domestic benchmark equity indices include continued economic malaise, corporate scandals, declining investor confidence, geopolitical concerns, and U.S. budget woes. The widely expected economic rebound failed to materialize in 2002, resulting in continued poor operating conditions for U.S. businesses. After a strong first quarter, the U.S. economy again stalled, as evidenced by weak consumer demand and a declining employment picture.

A number of high profile corporate scandals rocked the equity markets during the year. Enron, WorldCom, Tyco and Adelphia, among others, dominated the business pages with alleged corporate abuses ranging from accounting misdeeds to high level executive fraud.

In addition to these scandals, the financial sector experienced its own round of significant legal and governance issues. Citibank, Merrill Lynch and JPMorgan Chase, among others, were embroiled in controversies surrounding the independence of research analysts, allocation of shares of initial public offerings, and insider trading. The aggregation of these scandals triggered a significant crisis in investor confidence in the U.S. equity markets.

Mounting conflicts in the Middle East and Korea also weighed heavily on the equity markets in 2002. The potential for war with Iraq and a widening chasm between the U.S. and key NATO allies on the Iraq issue increased fear in the markets and caused investors to move from equities to other investment alternatives.

Finally, the U.S. fiscal picture worsened as federal deficit projections grew. Government revenues increased at a slower than expected pace, while defense spending increased substantially.

The Dow Jones U.S. Financial Sector Index declined -14.37% in 2002 because operating results were hurt by continued sluggish capital markets activity, which included a decline in sales and trading revenues, a significant decrease in investment banking deal flow, and a decline in the value of assets under management. (Financial)

The Dow Jones U.S. Healthcare Sector Index declined -21.85% in 2002 because several disappointing decisions by the FDA effectively delayed or eliminated drugs expected to enter the market in 2002. Additionally, the impact of drug patent expirations negatively affected this sector. (Healthcare)

The Dow Jones U.S. Technology Sector Index declined -38.82% in 2002 as many of the major technology companies continued to lower guidance. This sector is remained more volatile than the broader market and suffered another difficult year, as the expected economic rebound did not materialize. (Technology)

------
/1/ A benchmark can be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index. For example, ProFund VP Financial has a benchmark of 100% the daily return of the Dow Jones U.S. Financial Sector Index.

                             ProFund VP Financial

   For the year ended December 31, 2002, the ProFund VP Financial had a NAV total return of -14.88%*, compared to a return of -14.37% for the unmanaged Dow Jones U.S. Financial Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Index is an unmanaged index, which measures the performance of the financial services economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Financial achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Financial Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Financial Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Financial Index or any of the companies included in the Dow Jones U.S. Financial Index.

                   [CHART]

Value of a $10,000 Investment

             ProFund VP Financial    Dow Jones U.S. Financial
          -----------------------    ------------------------
 1/22/01           $10,000                   $10,000
 3/31/01             9,420                     9,368
 6/30/01            10,083                    10,108
 9/30/01             8,803                     8,853
12/31/01             9,340                     9,480
 3/31/02             9,627                     9,821
 6/30/02             8,963                     9,148
 9/30/02             7,500                     7,654
12/31/02             7,950                     8,117

---------------------------------------------
      Average Annual Total Return
              as of 12/31/02
---------------------------------------------
                                   Since
                                 Inception
                    1 Year       (5/1/01)
---------------------------------------------
VP Financial       (14.88)%      (11.15)%
---------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financial from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Financial is measured against the Dow Jones U.S. Financial Index, an unmanaged index generally representative of the performance of the financial services economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Financial                     Investments
                                                December 31, 2002


            Common Stocks (103.7%)
                                                   Shares    Value
                                                   ------ -----------
           ACE, Ltd...............................  2,160 $    63,374
           AFLAC, Inc.............................  3,645     109,787
           Allstate Corp..........................  4,455     164,790
           AMB Property Corp......................  2,565      70,178
           Ambac Financial Group, Inc.............    945      53,147
           American Express Co....................  7,830     276,791
           American International Group, Inc...... 14,985     866,882
           Ameritrade Holding Corp.*..............  4,995      28,272
           AmSouth Bancorp........................  3,510      67,392
           Annaly Mortgage Management, Inc........  3,240      60,912
           AON Corp...............................  2,160      40,802
           Archstone-Smith Trust..................  2,835      66,736
           Bank of America Corp...................  9,585     666,829
           Bank of New York Co., Inc..............  4,995     119,680
           Bank One Corp..........................  7,695     281,252
           BB&T Corp..............................  3,510     129,835
           Bear Stearns Cos., Inc.................    945      56,133
           Boston Properties, Inc.................  1,755      64,689
           Capital One Financial Corp.............  1,620      48,146
           Charter One Financial, Inc.............  2,295      65,935
           Chubb Corp.............................  1,350      70,470
           Cincinnati Financial Corp..............  1,350      50,693
           CIT Group, Inc.........................  2,025      39,690
           Citigroup, Inc......................... 33,345   1,173,410
           Comerica, Inc..........................  1,485      64,211
           Compass Bancshares, Inc................  1,890      59,100
           Countrywide Credit Industries, Inc.....  1,080      55,782
           Duke-Weeks Realty Corp.................  2,565      65,279
           Edwards (A.G.), Inc....................  1,215      40,046
           Equity Office Properties Trust.........  3,240      80,936
           Equity Residential Properties Trust....  2,835      69,684
           Fannie Mae.............................  6,615     425,543
           Federated Investors, Inc.--Class B.....  1,620      41,099
           Fidelity National Financial, Inc.......  1,215      39,888
           Fifth Third Bancorp....................  3,240     189,702
           First Tennessee National Corp..........  1,620      58,223
           Fleet Boston Financial Corp............  7,020     170,586
           Franklin Resources, Inc................  1,350      46,008
           Freddie Mac............................  4,725     279,011
           General Growth Properties, Inc.........  1,215      63,180
           Golden West Financial Corp.............  1,215      87,249
           Goldman Sachs Group, Inc...............  1,620     110,322
           Hartford Financial Services Group, Inc.  1,890      85,863
           Household International, Inc...........  3,375      93,859
           Huntington Bancshares, Inc.............  3,510      65,672
           J.P. Morgan Chase & Co................. 13,230     317,520
           Jefferson-Pilot Corp...................  1,485      56,593
           John Hancock Financial Services, Inc...  2,565      71,564
           KeyCorp................................  3,510      88,241
           Legg Mason, Inc........................    945      45,870
           Lincoln National Corp..................  1,620      51,160
           Loews Corp.............................  1,350      60,021
           M&T Bank Corp..........................    945      74,986
           Macerich Co............................  2,295      70,572
           Marsh & McLennan Cos., Inc.............  3,645     168,435
           Marshall & Ilsley Corp.................  2,295      62,837
           MBIA, Inc..............................  1,215      53,290
           MBNA Corp..............................  7,830     148,927
           Mellon Financial Corp..................  3,240      84,596
           Merrill Lynch & Co., Inc...............  5,535     210,053

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           MetLife, Inc..........................  2,160 $    58,406
           MGIC Investment Corp..................    945      39,029
           Morgan Stanley Dean Witter & Co.......  6,615     264,071
           National City Corp....................  4,455     121,711
           National Commerce Financial Corp......  2,565      61,175
           North Fork Bancorp, Inc...............  1,620      54,659
           Northern Trust Corp...................  1,620      56,781
           Pan Pacific Retail Properties.........  2,025      73,973
           People's Bank.........................  2,835      71,272
           Plum Creek Timber Co., Inc............  2,295      54,162
           PNC Financial Services Group..........  2,160      90,504
           Popular, Inc..........................  1,620      54,756
           Principal Financial Group, Inc........  2,430      73,216
           Progressive Corp......................  1,485      73,701
           Prologis Trust........................  2,700      67,905
           Providian Financial Corp.*............  3,510      22,780
           Prudential Financial, Inc.............  3,915     124,262
           Radian Group, Inc.....................  1,080      40,122
           Regions Financial Corp................  2,295      76,561
           SAFECO Corp...........................  1,485      51,485
           Schwab (Charles) Corp.................  7,560      82,026
           SLM Corp..............................  1,080     112,169
           SouthTrust Corp.......................  3,240      80,514
           Sovereign Bancorp, Inc................  3,780      53,109
           St. Paul Companies, Inc...............  1,890      64,355
           State Street Corp.....................  2,430      94,770
           Stilwell Financial, Inc...............  2,430      31,760
           SunTrust Banks, Inc...................  1,755      99,895
           Synovus Financial Corp................  2,565      49,761
           T. Rowe Price Group, Inc..............  1,620      44,194
           Travelers Property Casualty Corp.*....  3,915      57,355
           U.S. Bancorp.......................... 12,960     275,011
           Union Planters Corp...................  2,430      68,380
           UnumProvident Corp....................  2,025      35,519
           Valley National Bancorp...............  2,295      60,519
           Wachovia Corp.........................  8,910     324,681
           Washington Mutual, Inc................  6,480     223,754
           Weingarten Realty Investors...........  1,755      64,689
           Wells Fargo & Co...................... 10,935     512,524
           XL Capital, Ltd.--Class A.............  1,080      83,430
                                                         -----------
           TOTAL COMMON STOCKS...................         12,340,679
                                                         -----------
           TOTAL INVESTMENTS
            (Cost $11,200,583)/(a)/--103.7%......         12,340,679
           Net other assets/(liabilities)--(3.7)%           (443,009)
                                                         -----------
           NET ASSETS--100.0%....................        $11,897,670
                                                         ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $15,592,733 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,392,150. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,158,847
                   Unrealized depreciation.....  (4,410,901)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(3,252,054)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

        Statement of Assets and Liabilities
                                                       December 31, 2002
       Assets:
         Investments, at value (cost $11,200,583)........... $12,340,679
         Dividends and interest receivable..................      39,689
         Prepaid expenses...................................         195
                                                             -----------
          Total Assets......................................  12,380,563
                                                             -----------
       Liabilities:
         Cash overdraft.....................................      21,688
         Payable for capital shares redeemed................     411,447
         Advisory fees payable..............................      14,540
         Management services fees payable...................       2,313
         Administration fees payable........................         760
         Administrative services fees payable...............       7,270
         Distribution fees payable..........................       3,855
         Other accrued expenses.............................      21,020
                                                             -----------
          Total Liabilities.................................     482,893
                                                             -----------
       Net Assets........................................... $11,897,670
                                                             ===========
       Net Assets consist of:
         Capital............................................ $18,360,749
         Accumulated net investment income/(loss)...........      42,526
         Accumulated net realized gains/(losses) on
          investments.......................................  (7,645,701)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   1,140,096
                                                             -----------
       Net Assets........................................... $11,897,670
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     498,951
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     23.85
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   532,019
        Interest.............................................         985
                                                              -----------
         Total Investment Income.............................     533,004
                                                              -----------
      Expenses:
        Advisory fees........................................     181,707
        Management services fees.............................      36,342
        Administration fees..................................      12,770
        Administrative services fees.........................     107,225
        Distribution fees....................................      60,569
        Custody fees.........................................      32,737
        Fund accounting fees.................................      23,502
        Transfer agent fees..................................      32,306
        Other fees...........................................      30,238
                                                              -----------
         Total Expenses before reductions....................     517,396
         Less Expenses reduced by the Investment
          Advisor............................................     (37,969)
                                                              -----------
         Net Expenses........................................     479,427
                                                              -----------
      Net Investment Income/(Loss)...........................      53,577
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (5,839,251)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................    (258,523)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (6,097,774)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(6,044,197)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $      53,577      $      18,428
  Net realized gains/(losses) on investments..........................      (5,839,251)        (1,817,501)
  Change in net unrealized appreciation/(depreciation) on investments.        (258,523)         1,398,619
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (6,044,197)          (400,454)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     254,024,533        151,588,755
  Cost of shares redeemed.............................................    (256,171,559)      (131,099,408)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............      (2,147,026)        20,489,347
                                                                         -------------      -------------
  Change in net assets................................................      (8,191,223)        20,088,893
Net Assets:
  Beginning of period.................................................      20,088,893                 --
                                                                         -------------      -------------
  End of period.......................................................   $  11,897,670      $  20,088,893
                                                                         =============      =============
Share Transactions:
  Issued..............................................................       9,428,129          5,318,021
  Redeemed............................................................      (9,646,177)        (4,601,022)
                                                                         -------------      -------------
  Change in shares....................................................        (218,048)           716,999
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                          For the               January 22, 2001/(a)/
                                                                        year ended                    through
                                                                     December 31, 2002           December 31, 2001
                                                                     -----------------          --------------------
Net Asset Value, Beginning of Period................................    $     28.02                 $     30.00
                                                                        -----------                 -----------
Investment Activities:
  Net investment income/(loss)......................................          0.06 /(b)/                  0.04 /(b)/
  Net realized and unrealized gains/(losses) on investments.........          (4.23)                      (2.02)
                                                                        -----------                 -----------
  Total income/(loss) from investment activities....................          (4.17)                      (1.98)
                                                                        -----------                 -----------
Net Asset Value, End of Period......................................    $     23.85                 $     28.02
                                                                        ===========                 ===========
Total Return........................................................         (14.88)%                     (6.60)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.............................................    $11,897,670                 $20,088,893
Ratio of expenses to average net assets.............................           1.98%                       2.10%/(d)/
Ratio of net investment income/(loss) to average net assets.........           0.22%                       0.16%/(d)/
Ratio of expenses to average net assets*............................           2.14%                       2.10%/(d)/
Portfolio turnover..................................................          1,341%                      1,330%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Healthcare

   For the year ended December 31, 2002, the ProFund VP Healthcare had a NAV total return of -22.69%*, compared to a return of -21.85% for the unmanaged Dow Jones U.S. Healthcare Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Index. The Dow Jones U.S. Healthcare Index is an unmanaged index, which measures the performance of the healthcare economic sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Healthcare achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Healthcare Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Healthcare Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Healthcare Index or any of the companies included in the Dow Jones U.S. Healthcare Index.

                            [CHART]

Value of a $10,000 Investment

          ProFund VP Healthcare  Dow Jones U.S. Healthcare
          ---------------------  -------------------------
 1/22/01        $10,000                  $10,000
 3/31/01          9,243                    9,204
 6/30/01          9,380                    9,387
 9/30/01          9,307                    9,335
12/31/01          9,477                    9,573
 3/31/02          9,280                    9,389
 6/30/02          7,673                    7,809
 9/30/02          7,063                    7,193
12/31/02          7,327                    7,482


---------------------------------------
      Average Annual Total Return
           as of 12/31/02
---------------------------------------
                               Since
                             Inception
                   1 Year    (1/22/01)
---------------------------------------
VP Healthcare      (22.69)%    (14.82)%
---------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Healthcare from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Healthcare is measured against the Dow Jones U.S. Healthcare Index, an unmanaged index generally representative of the performance of the healthcare economic sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Healthcare                    Investments
                                                December 31, 2002

           Common Stocks (99.4%)
                                                    Shares    Value
                                                    ------ -----------
          Abbott Laboratories...................... 16,560 $   662,400
          Accredo Health, Inc.*....................    735      25,909
          AdvancePCS*..............................  1,104      24,520
          Aetna, Inc...............................  1,656      68,095
          Affymetrix, Inc.*........................    736      16,847
          Alcon, Inc.*.............................    920      36,294
          Allergan, Inc............................  1,472      84,817
          Amgen, Inc.*............................. 13,248     640,409
          Amylin Pharmaceuticals, Inc.*............  1,104      17,819
          Andrx Group*.............................  1,104      16,196
          Anthem, Inc.*............................  1,656     104,162
          Apogent Technologies, Inc.*..............  1,656      34,445
          Applera Corp.--Applied Biosystems Group..  2,760      48,410
          Bard (C.R.), Inc.........................    736      42,688
          Barr Laboratories, Inc.*.................    368      23,953
          Bausch & Lomb, Inc.......................    736      26,496
          Baxter International, Inc................  6,808     190,624
          Beckman Coulter, Inc.....................    920      27,158
          Becton, Dickinson & Co...................  2,944      90,351
          Biogen, Inc.*............................  1,840      73,710
          Biomet, Inc..............................  2,944      84,375
          Boston Scientific Corp.*.................  3,312     140,826
          Bristol-Myers Squibb Co.................. 21,896     506,892
          Caremark Rx, Inc.*.......................  3,128      50,830
          Celgene Corp.*...........................  1,104      23,703
          Cephalon, Inc.*..........................    736      35,820
          Charles River Laboratories International,
           Inc.*...................................    736      28,321
          Chiron Corp.*............................  1,288      48,429
          CIGNA Corp...............................  1,656      68,095
          Covance, Inc.*...........................    920      22,623
          CYTYC Corp.*.............................  1,840      18,768
          DaVita, Inc.*............................    920      22,696
          DENTSPLY International, Inc..............    920      34,224
          Edwards Lifesciences Corp.*..............  1,104      28,119
          Eli Lilly & Co........................... 10,856     689,356
          Express Scripts, Inc.--Class A*..........    736      35,357
          First Health Group Corp.*................  1,288      31,363
          Forest Laboratories, Inc.*...............  2,024     198,797
          Genentech, Inc.*.........................  2,576      85,421
          Genzyme Corp.--General Division*.........  2,576      76,172
          Gilead Sciences, Inc.*...................  2,392      81,328
          Guidant Corp.*...........................  3,496     107,852
          HCA, Inc.................................  5,336     221,444
          Health Management Associates, Inc.--
           Class A.................................  2,944      52,698
          Health Net, Inc.*........................  1,656      43,718
          Healthsouth Corp.*.......................  5,520      23,184
          Henry Schein, Inc.*......................    552      24,840
          Hillenbrand Industries, Inc..............    736      35,556
          Human Genome Sciences, Inc.*.............  1,840      16,210
          Humana, Inc.*............................  2,208      22,080
          ICN Pharmaceuticals, Inc.................  1,472      16,060
          ICOS Corp.*..............................    920      21,537
          IDEC Pharmaceuticals Corp.*..............  1,840      61,033
          ImClone Systems, Inc.*...................  1,104      11,726
          InterMune, Inc.*.........................    552      14,082
          Invitrogen Corp.*........................    736      23,029
          IVAX Corp.*..............................  2,392      29,015

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Johnson & Johnson........................ 33,304 $ 1,788,757
          King Pharmaceuticals, Inc.*..............  2,760      47,444
          Laboratory Corp. of America Holdings*....  1,840      42,762
          Lincare Holdings, Inc.*..................  1,288      40,727
          Manor Care, Inc.*........................  1,472      27,394
          Medicis Pharmaceutical Corp.*............    368      18,279
          MedImmune, Inc.*.........................  2,944      79,988
          Medtronic, Inc........................... 13,616     620,889
          Merck & Co., Inc......................... 25,208   1,427,024
          Mid Atlantic Medical Services, Inc.*.....    736      23,846
          Millennium Pharmaceuticals, Inc.*........  3,680      29,219
          Monsanto Co..............................  3,312      63,756
          Mylan Laboratories, Inc..................  1,472      51,373
          Neurocrine Biosciences, Inc.*............    552      25,204
          NPS Pharmaceuticals, Inc.*...............    552      13,894
          Omnicare, Inc............................  1,288      30,693
          OSI Pharmaceuticals, Inc.*...............    736      12,070
          Oxford Health Plans, Inc.*...............  1,104      40,241
          Patterson Dental Co.*....................    920      40,241
          Pfizer, Inc.............................. 69,368   2,120,579
          Pharmaceutical Product Development,
           Inc.*...................................    736      21,543
          Pharmacia Corp........................... 14,536     607,605
          Quest Diagnostics, Inc.*.................    920      52,348
          Quintiles Transnational Corp.*...........  2,024      24,490
          Schering-Plough Corp..................... 16,560     367,632
          Scios, Inc.*.............................    736      23,979
          Sepracor, Inc.*..........................  1,472      14,234
          SICOR, Inc.*.............................  1,288      20,415
          St. Jude Medical, Inc.*..................  2,024      80,393
          STERIS Corp.*............................    920      22,310
          Stryker Corp.............................  1,656     111,151
          Taro Pharmaceutical Industries, Ltd.*....    552      20,755
          Techne Corp.*............................    736      21,026
          Tenet Healthcare Corp.*..................  5,704      93,546
          Triad Hospitals, Inc.*...................    920      27,444
          UnitedHealth Group, Inc..................  3,496     291,916
          Universal Health Services, Inc.--Class B*    736      33,194
          Varian Medical Systems, Inc.*............    920      45,632
          Vertex Pharmaceuticals, Inc.*............  1,288      20,415
          Watson Pharmaceuticals, Inc.*............  1,472      41,613
          Wellpoint Health Networks, Inc.*.........  1,656     117,841
          Wyeth.................................... 14,904     557,410
          Zimmer Holdings, Inc.*...................  2,208      91,676
                                                           -----------
          TOTAL COMMON STOCKS......................         14,543,830
                                                           -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Healthcare                    Investments
                                                December 31, 2002

           Federal Home Loan Bank (0.4%)
                                               Principal
                                                 Amount      Value
                                               ---------- -----------
          Federal Home Loan Bank,
           0.50%, 01/02/03.................... $   53,000 $    52,999
                                                          -----------
          TOTAL FEDERAL HOME LOAN BANK........                 52,999
                                                          -----------
          TOTAL INVESTMENTS
           (Cost $12,933,920)/(a)/--99.8%.....             14,596,829
          Net other assets/(liabilities)--0.2%                 25,649
                                                          -----------
          NET ASSETS--100.0%..................            $14,622,478
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $17,115,193 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,181,273. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,696,956
                   Unrealized depreciation.....  (4,215,320)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(2,518,364)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $12,933,920)........... $ 14,596,829
        Cash...............................................          176
        Dividends and interest receivable..................       28,459
        Receivable for capital shares issued...............       45,262
        Prepaid expenses...................................          288
                                                            ------------
         Total Assets......................................   14,671,014
                                                            ------------
      Liabilities:
        Advisory fees payable..............................       14,958
        Management services fees payable...................        2,323
        Administration fees payable........................          764
        Administrative services fees payable...............        7,581
        Distribution fees payable..........................        3,872
        Other accrued expenses.............................       19,038
                                                            ------------
         Total Liabilities.................................       48,536
                                                            ------------
      Net Assets........................................... $ 14,622,478
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 23,509,156
        Accumulated net realized gains/(losses) on
         investments.......................................  (10,549,587)
        Net unrealized appreciation/(depreciation) on
         investments.......................................    1,662,909
                                                            ------------
      Net Assets........................................... $ 14,622,478
                                                            ============
        Shares of Beneficial Interest Outstanding..........      665,361
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      21.98
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $   318,624
        Interest.............................................       1,260
                                                              -----------
         Total Investment Income.............................     319,884
                                                              -----------
      Expenses:
        Advisory fees........................................     166,621
        Management services fees.............................      33,325
        Administration fees..................................      11,744
        Administrative services fees.........................      99,819
        Distribution fees....................................      55,540
        Custody fees.........................................      27,955
        Fund accounting fees.................................      22,285
        Transfer agent fees..................................      30,270
        Other fees...........................................      27,966
                                                              -----------
         Total Expenses before reductions....................     475,525
         Less Expenses reduced by the Investment
          Advisor............................................     (35,804)
                                                              -----------
         Net Expenses........................................     439,721
                                                              -----------
      Net Investment Income/(Loss)...........................    (119,837)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (5,407,466)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................      (4,248)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (5,411,714)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,531,551)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $    (119,837)     $    (175,526)
  Net realized gains/(losses) on investments..........................      (5,407,466)        (5,142,121)
  Change in net unrealized appreciation/(depreciation) on investments.          (4,248)         1,667,157
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (5,531,551)        (3,650,490)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     162,519,407        190,155,173
  Cost of shares redeemed.............................................    (175,592,623)      (153,277,438)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............     (13,073,216)        36,877,735
                                                                         -------------      -------------
  Change in net assets................................................     (18,604,767)        33,227,245
Net Assets:
  Beginning of period.................................................      33,227,245                 --
                                                                         -------------      -------------
  End of period.......................................................   $  14,622,478      $  33,227,245
                                                                         =============      =============
Share Transactions:
  Issued..............................................................       6,734,915          6,598,208
  Redeemed............................................................      (7,238,169)        (5,429,593)
                                                                         -------------      -------------
  Change in shares....................................................        (503,254)         1,168,615
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                         For the                January 23, 2001/(a)/
                                                                       year ended                     through
                                                                    December 31, 2002            December 31, 2001
                                                                    -----------------           --------------------
Net Asset Value, Beginning of Period...............................    $     28.43                  $     30.00
                                                                       -----------                  -----------
Investment Activities:
  Net investment income/(loss).....................................          (0.13)/(b)/                  (0.30)/(b)/
  Net realized and unrealized gains/(losses) on investments........          (6.32)                       (1.27)
                                                                       -----------                  -----------
  Total income/(loss) from investment activities...................          (6.45)                       (1.57)
                                                                       -----------                  -----------
Net Asset Value, End of Period.....................................    $     21.98                  $     28.43
                                                                       ===========                  ===========
Total Return.......................................................         (22.69)%                      (5.23)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $14,622,478                  $33,227,245
Ratio of expenses to average net assets............................           1.98%                        2.06%/(d)/
Ratio of net investment income/(loss) to average net assets........          (0.54)%                      (1.10)%/(d)/
Ratio of expenses to average net assets*...........................           2.14%                        2.06%/(d)/
Portfolio turnover.................................................            897%                       1,032%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

                             ProFund VP Technology

   For the year ended December 31, 2002, the ProFund VP Technology had a NAV total return of -40.68%*, compared to a return of -38.82% for the unmanaged Dow Jones U.S. Technology Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index is an unmanaged index, which measures the performance of the technology sector of the U.S. equity market.

   For the fiscal year, the ProFund VP Technology achieved an average daily statistical correlation of over 0.99 to the daily performance of the Dow Jones U.S. Technology Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Technology Index was influenced, during the fiscal year, by a generally weak economy, falling equity values, poor corporate earnings, corporate scandals and the anticipation of war with Iraq.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Technology Index or any of the companies included in the Dow Jones U.S. Technology Index.



                                    [CHART]

Value of a $10,000 Investment

           ProFund VP Technology  Dow Jones U.S. Technology
           ---------------------  -------------------------
 1/22/01           $10,000                  $10,000
 3/31/01             6,137                    6,157
 6/30/01             7,000                    7,043
 9/30/01             4,427                    4,476
12/31/01             5,990                    6,136
 3/31/02             5,547                    5,724
 6/30/02             4,017                    4,168
 9/30/02             2,927                    3,058
12/31/02             3,553                    3,754


--------------------------------------
  Average Annual Total Return
        as of 12/31/02
--------------------------------------
                              Since
                            Inception
                 1 Year     (1/22/01)
--------------------------------------
VP Technology   (40.68)%      (41.34)%
--------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The chart represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from 1/22/01 to 12/31/02.

   The performance of the ProFund VP Technology is measured against the Dow Jones U.S. Technology Index, an unmanaged index generally representative of the performance of the technology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Accountants.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Technology                    Investments
                                                December 31, 2002

           Common Stocks (92.6%)
                                                    Shares    Value
                                                    ------ -----------
          3Com Corp.*..............................  7,722 $    35,753
          ADC Telecommunications, Inc.*............ 15,444      32,278
          Adobe Systems, Inc.......................  3,564      88,391
          Advanced Fibre Communications, Inc.*.....  1,782      29,724
          Advanced Micro Devices, Inc.*............  5,940      38,372
          Affiliated Computer Services, Inc.--Class
           A*......................................  1,782      93,822
          Altera Corp.*............................  5,346      65,916
          Amdocs, Ltd.*............................  3,564      34,998
          American Tower Corp.*....................  4,752      16,775
          Analog Devices*..........................  4,752     113,430
          Apple Computer, Inc.*....................  5,346      76,608
          Applied Materials, Inc.*................. 21,384     278,634
          Applied Micro Circuits Corp.*............  6,534      24,110
          Atmel Corp.*.............................  8,316      18,545
          Autodesk, Inc............................  2,376      33,977
          Avaya, Inc.*.............................  8,316      20,374
          Avocent Corp.*...........................  1,188      26,397
          BEA Systems, Inc.*.......................  5,346      61,319
          BMC Software, Inc.*......................  3,564      60,980
          Broadcom Corp.--Class A*.................  2,970      44,728
          Brocade Communications Systems, Inc.*....  4,158      17,214
          Cadence Design Systems, Inc.*............  4,158      49,023
          Check Point Software Technologies, Ltd.*.  2,970      38,521
          CIENA Corp.*.............................  7,128      36,638
          Cisco Systems, Inc.*..................... 92,664   1,213,898
          Citrix Systems, Inc.*....................  2,970      36,590
          Computer Associates International, Inc...  6,534      88,209
          Computer Sciences Corp.*.................  2,376      81,853
          Compuware Corp.*.........................  6,534      31,363
          Comverse Technology, Inc.*...............  3,564      35,711
          Corning, Inc.*........................... 16,632      55,052
          Cree Research, Inc.*.....................  1,188      19,424
          Dell Computer Corp.*..................... 29,106     778,295
          Electronic Data Systems Corp.............  6,534     120,422
          EMC Corp.*............................... 29,700     182,358
          Emulex Corp.*............................  1,188      22,037
          Hewlett-Packard Co....................... 35,046     608,400
          Intel Corp............................... 85,536   1,331,795
          Interdigital Communications Corp.*.......  1,188      17,297
          International Business Machines Corp..... 21,384   1,657,261
          Intersil Corp.--Class A*.................  2,376      33,121
          Intuit, Inc.*............................  2,376     111,482
          JDS Uniphase Corp.*...................... 20,196      49,884
          Juniper Networks, Inc.*..................  5,346      36,353
          KLA-Tencor Corp.*........................  2,376      84,039
          Lam Research Corp.*......................  2,376      25,661
          Level 3 Communications, Inc.*............  6,534      32,017
          Lexmark International Group, Inc.*.......  1,782     107,811
          Linear Technology Corp...................  4,158     106,944
          LSI Logic Corp.*.........................  6,534      37,701
          Lucent Technologies, Inc.*............... 49,302      62,121
          Marvell Technology Group, Ltd. *.........  1,782      33,609
          Maxim Integrated Products, Inc...........  4,158     137,380
          Maxtor Corp.*............................  5,346      27,051
          McDATA Corp.*............................  2,376      16,703
          Mercury Interactive Corp.*...............  1,188      35,224
          Microchip Technology, Inc................  2,970      72,617
          Micron Technology, Inc.*.................  7,722      75,212

                 Common Stocks, continued
                                              Shares    Value
                                              ------ -----------
                Microsoft Corp.*............. 37,806 $ 1,954,604
                Motorola, Inc................ 30,294     262,043
                National Semiconductor Corp.*  2,970      44,580
                NCR Corp.*...................  1,782      42,305
                Network Appliance, Inc.*.....  4,752      47,520
                Network Associates, Inc.*....  2,376      38,230
                Novell, Inc.*................  8,910      29,759
                Novellus Systems, Inc.*......  2,376      66,718
                NVIDIA Corp.*................  2,376      27,348
                Oracle Corp.*................ 52,866     570,953
                Overture Services, Inc.*.....  1,188      32,444
                PeopleSoft, Inc.*............  3,564      65,221
                Pitney Bowes, Inc............  3,564     116,400
                QLogic Corp.*................  1,188      40,998
                Qualcomm, Inc.*.............. 10,098     367,466
                Rational Software Corp.*.....  3,564      37,030
                Reynolds & Reynolds Co.......  1,782      45,388
                RF Micro Devices, Inc.*......  2,970      21,770
                Rockwell Collins, Inc........  2,970      69,082
                Sandisk Corp.*...............  1,188      24,116
                Scientific-Atlanta, Inc......  2,970      35,224
                Siebel Systems, Inc.*........  6,534      48,874
                Skyworks Solutions, Inc.*....  2,376      20,481
                Storage Technology Corp.*....  1,782      38,170
                Sun Microsystems, Inc.*...... 42,768     133,008
                SunGard Data Systems, Inc.*..  4,158      97,962
                Sybase, Inc.*................  2,376      31,838
                Symantec Corp.*..............  1,782      72,189
                Synopsys, Inc.*..............  1,188      54,826
                Tellabs, Inc.*...............  5,940      43,184
                Teradyne, Inc.*..............  2,970      38,640
                Texas Instruments, Inc....... 22,572     338,806
                Unisys Corp.*................  5,346      52,925
                UTStarcom, Inc.*.............  1,188      23,558
                VeriSign, Inc.*..............  4,158      33,347
                Veritas Software Corp.*......  5,940      92,783
                WebMD Corp.*.................  4,752      40,630
                Western Digital Corp.*.......  3,564      22,774
                Xerox Corp.*................. 10,692      86,071
                Xilinx, Inc.*................  4,752      97,891
                Yahoo!, Inc.*................  5,940      97,119
                Zebra Technologies Corp.*....    594      34,036
                                                     -----------
                TOTAL COMMON STOCKS..........         14,139,733
                                                     -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Technology                    Investments
                                                December 31, 2002

            Federal Home Loan Bank (0.1%)
                                                Principal
                                                 Amount      Value
                                                --------- -----------
           Federal Home Loan Bank, 0.50%,
            01/02/03...........................  $22,000  $    21,999
                                                          -----------
           TOTAL FEDERAL HOME LOAN BANK........                21,999
                                                          -----------
           TOTAL INVESTMENTS
            (Cost $13,414,624)/(a)/--92.7%.....            14,161,732
           Net other assets/(liabilities)--7.3%             1,109,489
                                                          -----------
           NET ASSETS--100.0%..................           $15,271,221
                                                          ===========

------
*Non-income producing security
/(a)/Cost for federal income taxes is $20,762,839 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $7,348,215. Net unrealized appreciation/(depreciation) of securities on a federal income tax basis is as follows:

                   Unrealized appreciation..... $ 1,248,424
                   Unrealized depreciation.....  (7,849,531)
                                                -----------
                   Net unrealized
                    appreciation/(depreciation) $(6,601,107)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

       Statement of Assets and Liabilities
                                                       December 31, 2002
      Assets:
        Investments, at value (cost $13,414,624)........... $ 14,161,732
        Cash...............................................        2,118
        Dividends and interest receivable..................        4,809
        Receivable for investments sold....................    1,162,542
        Prepaid expenses...................................           90
                                                            ------------
         Total Assets......................................   15,331,291
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................       19,595
        Advisory fees payable..............................       13,230
        Management services fees payable...................        2,306
        Administration fees payable........................          755
        Administrative services fees payable...............        6,952
        Distribution fees payable..........................        3,843
        Other accrued expenses.............................       13,389
                                                            ------------
         Total Liabilities.................................       60,070
                                                            ------------
      Net Assets........................................... $ 15,271,221
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 27,857,845
        Accumulated net realized gains/(losses) on
         investments.......................................  (13,333,732)
        Net unrealized appreciation/(depreciation) on
         investments.......................................      747,108
                                                            ------------
      Net Assets........................................... $ 15,271,221
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,432,335
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      10.66
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2002
      Investment Income:
        Dividends............................................ $    25,313
        Interest.............................................       1,009
                                                              -----------
         Total Investment Income.............................      26,322
                                                              -----------
      Expenses:
        Advisory fees........................................      91,878
        Management services fees.............................      18,376
        Administration fees..................................       6,433
        Administrative services fees.........................      53,584
        Distribution fees....................................      30,626
        Custody fees.........................................      25,792
        Fund accounting fees.................................      12,067
        Transfer agent fees..................................      21,889
        Other fees...........................................      16,282
                                                              -----------
         Total Expenses before reductions....................     276,927
         Less Expenses reduced by the Investment
          Advisor............................................     (34,449)
                                                              -----------
         Net Expenses........................................     242,478
                                                              -----------
      Net Investment Income/(Loss)...........................    (216,156)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains/(losses) on investments...........  (8,354,759)
        Change in net unrealized appreciation/(depreciation)
         on investments......................................    (978,518)
                                                              -----------
         Net realized and unrealized gains/(losses) on
          investments........................................  (9,333,277)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(9,549,433)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Statements of Changes in Net Assets
                                                                                            For the period
                                                                            For the      January 22, 2001/(a)/
                                                                          year ended           through
                                                                       December 31, 2002  December 31, 2001
                                                                       ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)........................................   $    (216,156)     $    (186,340)
  Net realized gains/(losses) on investments..........................      (8,354,759)        (4,978,973)
  Change in net unrealized appreciation/(depreciation) on investments.        (978,518)         1,725,626
                                                                         -------------      -------------
  Change in net assets resulting from operations......................      (9,549,433)        (3,439,687)
                                                                         -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     118,000,430        156,261,933
  Cost of shares redeemed.............................................    (108,589,596)      (137,412,426)
                                                                         -------------      -------------
  Change in net assets resulting from capital transactions............       9,410,834         18,849,507
                                                                         -------------      -------------
  Change in net assets................................................        (138,599)        15,409,820
Net Assets:
  Beginning of period.................................................      15,409,820                 --
                                                                         -------------      -------------
  End of period.......................................................   $  15,271,221      $  15,409,820
                                                                         =============      =============
Share Transactions:
  Issued..............................................................       8,366,705          8,154,984
  Redeemed............................................................      (7,791,673)        (7,297,681)
                                                                         -------------      -------------
  Change in shares....................................................         575,032            857,303
                                                                         =============      =============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                         For the                January 22, 2001/(a)/
                                                                       year ended                     through
                                                                    December 31, 2002            December 31, 2001
                                                                    -----------------           --------------------
Net Asset Value, Beginning of Period...............................    $     17.97                  $     30.00
                                                                       -----------                  -----------
Investment Activities:
  Net investment income/(loss).....................................          (0.24)/(b)/                  (0.34)/(b)/
  Net realized and unrealized gains/(losses) on investments........          (7.07)                      (11.69)
                                                                       -----------                  -----------
  Total income/(loss) from investment activities...................          (7.31)                      (12.03)
                                                                       -----------                  -----------
Net Asset Value, End of Period.....................................    $     10.66                  $     17.97
                                                                       ===========                  ===========
Total Return.......................................................         (40.68)%                     (40.10)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................................    $15,271,221                  $15,409,820
Ratio of expenses to average net assets............................           1.98%                        2.10%/(d)/
Ratio of net investment income/(loss) to average net assets........          (1.77)%                      (1.91)%/(d)/
Ratio of expenses to average net assets*...........................           2.27%                        2.10%/(d)/
Portfolio turnover.................................................          1,208%                       2,548%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized
/(d)/Annualized

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2002

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). Currently, the Trust consists of ninety-six separately managed series, seventy-seven of which are operational as of December 31, 2002. These accompanying financial statements relate to the following portfolios: ProFund VP Financial, ProFund VP Healthcare and ProFund VP Technology (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Security Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

   For the ProFunds, futures contracts are valued at their last sale price prior to the ProFund's determination of net asset value (ordinarily, 4:00 p.m. Eastern Time). Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFunds' Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked

PROFUNDS VP

                               December 31, 2002

   to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the futures and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the futures or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options or futures contracts the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the options or due to the inability of counterparties to perform.

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

PROFUNDS VP

                               December 31, 2002


   Distributions to Shareholders

   Each of the ProFunds VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Taxes

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income taxes on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

   For its services as Administrator, the Trust pays BISYS an annual fee based on the following schedule of average net assets: 0.05% of average net assets of $0 to $2 billion, 0.04% on the next $3 billion of average net assets, 0.03% on the next $5 billion of average net assets, and 0.02% of average net assets over $10 billion. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Trust for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and a Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each Non-Interested Trustee was compensated $10,000 in annual meeting and retainer fees.

   The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse other expenses of the ProFunds VP for the period ended December 31, 2002 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

   The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the ProFund VP are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of December 31, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                             Expires 2005
                                             ------------
                       ProFund VP Financial.   $37,969
                       ProFund VP Healthcare    35,804
                       ProFund VP Technology    34,449

PROFUNDS VP

                               December 31, 2002


4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2002 were as follows:

                                       Purchases      Sales
                                      ------------ ------------
                ProFund VP Financial. $310,872,052 $312,493,650
                ProFund VP Healthcare  188,503,651  201,805,791
                ProFund VP Technology  148,945,550  140,683,228

5. Concentration of Credit Risk

   The ProFund VP Financial, ProFund VP Healthcare and ProFund VP Technology maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

6. Federal Income Tax Information

   At December 31, 2002, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                 Expires 2009 Expires 2010   Total
                                 ------------ ------------ ----------
           ProFund VP Financial.  $   58,139   $3,181,447  $3,239,586
           ProFund VP Healthcare     892,521    5,475,793   6,368,314
           ProFund VP Technology   1,358,736    4,626,781   5,985,517

   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                     Total
                       Undistributed Accumulated    Unrealized    Accumulated
                         Ordinary    Capital and  Appreciation/    Earnings/
                          Income     Other Losses (Depreciation)   (Deficit)
                       ------------- ------------ -------------- ------------
 ProFund VP Financial.  $    28,561  $(3,239,586)  $(3,252,054)  $ (6,463,079)
 ProFund VP Healthcare           --   (6,368,314)   (2,518,364)    (8,886,678)
 ProFund VP Technology           --   (5,985,517)   (6,601,107)   (12,586,624)

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Financial, ProFund VP Healthcare, and ProFund VP Technology (three funds constituting ProFunds VP, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 14, 2003

                       Trustees and Officers of ProFunds

                                                                                        Number of
                                                                                        Portfolios
                                           Term of                                       in Fund       Other
                             Position(s) Office and                                      Complex   Directorships
                              Held with   Length of       Principal Occupation(s)        Overseen     Held by
Name, Address and Birth Date  the Trust  Time Served        During Past 5 Years         by Trustee    Trustee
---------------------------- ----------- ----------- ---------------------------------- ---------- -------------
  Non-Interested Trustees
  Russell S. Reynolds, III     Trustee   Indefinite: Directorship Search Group, Inc.        77     Directorship
  c/o ProFunds                           10/97 to    (Executive Recruitment):                      Search
  7501 Wisconsin Avenue,                 present     Managing Director [March 1993                 Group, Inc.
  Suite 1000                                         to present]
  Bethesda, MD 20814
  Birth Date: 7/21/57

  Michael C. Wachs             Trustee   Indefinite: AMC Delancey Group, Inc.               77     AMC
  c/o ProFunds                           10/97 to    (Real Estate Development):                    Delancey
  7501 Wisconsin Avenue,                 present     Vice President [January 2001 to               Group, Inc.
  Suite 1000                                         present]; Delancey Investment
  Bethesda, MD 20814                                 Group, Inc. (Real Estate
  Birth Date: 10/21/61                               Development): Vice President
                                                     [May 1996 to December 2000]

  Interested Trustee
  Michael L. Sapir*            Trustee   Indefinite: Chairman and Chief Executive           77     None
  7501 Wisconsin Avenue,                 4/97 to     Officer of the Advisor [April 1997
  Suite 1000                             present     to present]
  Bethesda, MD 20814
  Birth Date: 5/19/58

------
* Mr. Sapir may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.


                             Position(s) Held  Term of Office and     Principal Occupation(s)
Name, Address and Birth Date  with the Trust  Length of Time Served     During Past 5 Years
---------------------------- ---------------- --------------------- ---------------------------
   Executive Officers
   Michael L. Sapir           Chairman and       Indefinite:        Chairman and Chief
   7501 Wisconsin Avenue,     President          4/97 to present    Executive Officer of the
   Suite 1000                                                       Advisor [April 1997 to
   Bethesda, MD 20814                                               present]
   Birth Date: 5/19/58

   Louis M. Mayberg           Secretary          Indefinite:        President of the Advisor
   7501 Wisconsin Avenue,                        4/97 to present    [May 1997 to present]
   Suite 1000
   Bethesda, MD 20814
   Birth Date: 8/9/62

   Troy A. Sheets             Treasurer          Indefinite:        BISYS Fund Services: Vice
   3435 Stelzer Road                             6/02 to present    President of Financial
   Columbus, Ohio 43219                                             Services [April 2002 to
   Birth Date: 5/29/71                                              present]; KPMG LLP: Senior
                                                                    Manager [August 1993 to
                                                                    March 2002]

   John Danko                 Vice President     Indefinite:        BISYS Fund Services:
   60 State Street                               8/99 to present    Director of Client Services
   Boston, MA 02109                                                 [February 1997 to present]
   Birth Date: 4/17/67

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)  Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProFunds

By /s/   Louis M. Mayberg
--------------------------------------------------------------------------------
         Louis M. Mayberg
         President

Date:    March 7, 2003

By /s/   Troy A. Sheets
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         Troy A. Sheets
         Treasurer

Date:    March 7, 2003